UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-29-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Semiannual Report

February 29, 2024

American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Emerging Markets Bond ETF (AEMB)
American Century® Multisector Floating Income ETF (FUSI)
American Century® Multisector Income ETF (MUSI)
American Century® Select High Yield ETF (AHYB)
American Century® Short Duration Strategic Income ETF (SDSI)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 29, 2024

Diversified Corporate Bond ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	96.3%
U.S. Treasury Securities	1.7%
Municipal Securities	0.2%
Short-Term Investments	2.7%
Other Assets and Liabilities	(0.9)%
3

Fund Characteristics

FEBRUARY 29, 2024

Diversified Municipal Bond ETF
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.8%
Short-Term Investments	0.5%
Other Assets and Liabilities	(0.3)%

Top Five States and Territories	% of net assets
New York	9.6%
Texas	9.3%
Illinois	6.9%
Florida	6.6%
California	6.2%

Top Five Sectors	% of fund investments
Special Tax	14%
General Obligation (GO) - Local	13%
General Obligation (GO) - State	10%
Water & Sewer	10%
Hospital	9%

4

Fund Characteristics

FEBRUARY 29, 2024

Emerging Markets Bond ETF
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	65.1%
Corporate Bonds	25.7%
U.S. Treasury Securities	3.7%
Preferred Stocks	0.3%
Short-Term Investments	4.0%
Other Assets and Liabilities	1.2%
5

Fund Characteristics

FEBRUARY 29, 2024

Multisector Floating Income ETF
Types of Investments in Portfolio	% of net assets
Collateralized Loan Obligations	35.1%
U.S. Treasury Securities	24.7%
Commercial Mortgage-Backed Securities	16.9%
Collateralized Mortgage Obligations	11.0%
Asset-Backed Securities	4.8%
Short-Term Investments	6.5%
Other Assets and Liabilities	1.0%
6

Fund Characteristics

FEBRUARY 29, 2024

Multisector Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	47.4%
U.S. Treasury Securities	16.7%
U.S. Government Agency Mortgage-Backed Securities	11.6%
Collateralized Loan Obligations	6.6%
Collateralized Mortgage Obligations	4.5%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.2%
Preferred Stocks	2.1%
Sovereign Governments and Agencies	1.1%
Bank Loan Obligations	0.6%
Short-Term Investments	3.2%
Other Assets and Liabilities	(1.0)%
7

Fund Characteristics

FEBRUARY 29, 2024

Select High Yield ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	93.8%
Preferred Stocks	0.7%
Short-Term Investments	15.8%
Other Assets and Liabilities	(10.3)%
8

Fund Characteristics

FEBRUARY 29, 2024

Short Duration Strategic Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	42.9%
U.S. Treasury Securities	28.7%
Collateralized Loan Obligations	8.5%
Collateralized Mortgage Obligations	3.6%
Asset-Backed Securities	3.5%
Commercial Mortgage-Backed Securities	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Bank Loan Obligations	0.7%
Preferred Stocks	0.3%
Short-Term Investments	9.5%
Other Assets and Liabilities	(3.8)%
9

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Diversified Corporate Bond ETF
Actual	$1,000	$1,036.30	$1.47	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%
Diversified Municipal Bond ETF
Actual	$1,000	$1,045.80	$1.48	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%
Emerging Markets Bond ETF
Actual	$1,000	$1,058.50	$2.10	0.41%
Hypothetical	$1,000	$1,022.83	$2.06	0.41%
Multisector Floating Income ETF
Actual	$1,000	$1,035.20	$1.37	0.27%
Hypothetical	$1,000	$1,023.52	$1.36	0.27%
Multisector Income ETF
Actual	$1,000	$1,040.90	$1.83	0.36%
Hypothetical	$1,000	$1,023.07	$1.81	0.36%
Select High Yield ETF
Actual	$1,000	$1,052.50	$2.30	0.45%
Hypothetical	$1,000	$1,022.63	$2.26	0.45%
Short Duration Strategic Income ETF
Actual	$1,000	$1,035.60	$1.62	0.32%
Hypothetical	$1,000	$1,023.27	$1.61	0.32%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
11

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 96.3%
Aerospace and Defense — 2.5%
Boeing Co., 4.875%, 5/1/25	$490,000	$485,597
Boeing Co., 5.15%, 5/1/30	992,000	976,230
Howmet Aerospace, Inc., 3.00%, 1/15/29(1)	1,100,000	987,630
Howmet Aerospace, Inc., 5.95%, 2/1/37	600,000	609,793
Northrop Grumman Corp., 4.90%, 6/1/34	1,055,000	1,027,550
RTX Corp., 2.25%, 7/1/30	1,708,000	1,446,505
TransDigm, Inc., 6.625%, 3/1/32(2)	600,000	604,499
		6,137,804
Automobiles — 4.5%
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	600,000	594,090
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	850,000	877,526
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	800,000	829,571
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	800,000	796,888
General Motors Financial Co., Inc., 5.40%, 4/6/26	375,000	375,272
General Motors Financial Co., Inc., 5.85%, 4/6/30	700,000	709,752
General Motors Financial Co., Inc., 5.75%, 2/8/31	918,000	915,754
General Motors Financial Co., Inc., 6.10%, 1/7/34	700,000	708,163
Hyundai Capital America, 5.95%, 9/21/26(2)	835,000	844,668
Hyundai Capital America, 6.20%, 9/21/30(2)	452,000	472,254
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)(2)	657,000	674,685
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(2)	450,000	468,993
Toyota Motor Credit Corp., 5.55%, 11/20/30	969,000	1,001,059
Toyota Motor Credit Corp., 4.80%, 1/5/34	575,000	561,082
Volkswagen Group of America Finance LLC, 5.70%, 9/12/26(2)	1,200,000	1,211,510
		11,041,267
Banks — 19.9%
Banco Santander SA, 5.59%, 8/8/28	900,000	908,388
Bank of America Corp., VRN, 5.82%, 9/15/29	454,000	462,818
Bank of America Corp., VRN, 5.29%, 4/25/34	3,445,000	3,397,438
Bank of America Corp., VRN, 5.47%, 1/23/35	4,210,000	4,199,408
Barclays PLC, VRN, 6.69%, 9/13/34	1,000,000	1,046,461
BNP Paribas SA, VRN, 5.34%, 6/12/29(2)	710,000	709,995
BPCE SA, VRN, 6.71%, 10/19/29(2)	900,000	934,762
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,169,000	1,165,331
Citigroup, Inc., VRN, 3.67%, 7/24/28	775,000	735,127
Citigroup, Inc., VRN, 5.17%, 2/13/30	1,215,000	1,202,911
Citigroup, Inc., VRN, 4.41%, 3/31/31	1,173,000	1,108,464
Citigroup, Inc., VRN, 6.27%, 11/17/33	2,355,000	2,471,333
Comerica, Inc., VRN, 5.98%, 1/30/30	203,000	199,398
Cooperatieve Rabobank UA, 4.80%, 1/9/29	1,195,000	1,184,360
Danske Bank AS, VRN, 6.26%, 9/22/26(2)	1,540,000	1,556,298
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	140,000	143,709
Fifth Third Bank NA, 3.85%, 3/15/26	500,000	481,768
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	510,000	513,486
12

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Huntington Bancshares, Inc., VRN, 5.71%, 2/2/35	$260,000	$256,685
Intesa Sanpaolo SpA, 6.625%, 6/20/33(2)	470,000	475,553
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(2)	665,000	604,592
JPMorgan Chase & Co., VRN, 5.04%, 1/23/28	645,000	641,753
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	525,000	501,755
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	4,210,000	4,353,319
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	364,000	386,278
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	348,000	346,262
KeyCorp, VRN, 3.88%, 5/23/25	522,000	516,746
Lloyds Banking Group PLC, 4.50%, 11/4/24	1,000,000	988,693
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	960,000	969,622
Morgan Stanley Bank NA, VRN, 4.95%, 1/14/28	600,000	597,149
National Bank of Canada, 5.60%, 12/18/28	1,690,000	1,708,142
NatWest Group PLC, VRN, 6.48%, 6/1/34(3)	795,000	796,008
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	1,027,000	1,046,730
Societe Generale SA, VRN, 5.63%, 1/19/30(2)	1,050,000	1,035,528
Synchrony Bank, 5.40%, 8/22/25	263,000	260,003
Truist Bank, VRN, 2.64%, 9/17/29	2,350,000	2,242,381
Truist Financial Corp., VRN, 7.16%, 10/30/29	1,009,000	1,068,293
Truist Financial Corp., VRN, 5.71%, 1/24/35	468,000	463,669
U.S. Bancorp, VRN, 5.78%, 6/12/29	720,000	727,783
U.S. Bancorp, VRN, 5.68%, 1/23/35	2,535,000	2,530,535
Wells Fargo & Co., VRN, 5.39%, 4/24/34	3,039,000	2,990,040
Wells Fargo & Co., VRN, 5.56%, 7/25/34	486,000	484,297
		48,413,271
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	2,678,000	2,657,372
Biotechnology — 2.9%
AbbVie, Inc., 3.20%, 11/21/29	923,000	844,796
AbbVie, Inc., 4.95%, 3/15/31	2,500,000	2,501,237
Amgen, Inc., 5.25%, 3/2/25	1,454,000	1,450,703
Amgen, Inc., 5.25%, 3/2/30	850,000	856,736
Amgen, Inc., 5.25%, 3/2/33	1,336,000	1,332,809
		6,986,281
Building Products — 0.8%
Builders FirstSource, Inc., 6.375%, 3/1/34(2)	272,000	271,705
Carrier Global Corp., 5.90%, 3/15/34	1,500,000	1,556,864
		1,828,569
Capital Markets — 7.6%
ARES Capital Corp., 4.25%, 3/1/25	501,000	491,458
ARES Capital Corp., 7.00%, 1/15/27	875,000	892,779
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	1,099,000	1,093,226
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	1,447,000	1,570,237
Blackstone Private Credit Fund, 7.30%, 11/27/28(2)	585,000	604,168
Blue Owl Capital Corp., 3.40%, 7/15/26	498,000	463,968
Blue Owl Capital Corp., 5.95%, 3/15/29	627,000	612,940
Blue Owl Credit Income Corp., 7.75%, 1/15/29(2)	1,775,000	1,813,839
Charles Schwab Corp., VRN, 6.20%, 11/17/29	117,000	120,856
Charles Schwab Corp., VRN, 6.14%, 8/24/34	121,000	125,441
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	1,400,000	1,467,489
13

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Golub Capital BDC, Inc., 7.05%, 12/5/28	$850,000	$866,529
Golub Capital BDC, Inc., 6.00%, 7/15/29	50,000	48,563
Morgan Stanley, VRN, 1.16%, 10/21/25	795,000	771,580
Morgan Stanley, VRN, 5.16%, 4/20/29	392,000	389,893
Morgan Stanley, VRN, 6.34%, 10/18/33	2,390,000	2,533,959
Morgan Stanley, VRN, 6.63%, 11/1/34	1,500,000	1,626,092
Nasdaq, Inc., 5.55%, 2/15/34	504,000	507,766
UBS Group AG, VRN, 5.71%, 1/12/27(2)	1,400,000	1,399,958
UBS Group AG, VRN, 9.02%, 11/15/33(2)	930,000	1,119,411
		18,520,152
Chemicals — 1.0%
Air Products & Chemicals, Inc., 4.85%, 2/8/34	1,000,000	981,081
Dow Chemical Co., 5.15%, 2/15/34	650,000	640,893
LYB International Finance III LLC, 5.50%, 3/1/34	750,000	744,643
		2,366,617
Commercial Services and Supplies — 1.1%
Veralto Corp., 5.50%, 9/18/26(2)	1,280,000	1,286,021
Veralto Corp., 5.45%, 9/18/33(2)	635,000	638,245
Waste Connections, Inc., 4.25%, 12/1/28	725,000	702,913
		2,627,179
Communications Equipment — 0.8%
Cisco Systems, Inc., 4.85%, 2/26/29	835,000	836,524
Cisco Systems, Inc., 4.95%, 2/26/31	1,180,000	1,180,929
		2,017,453
Consumer Finance — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	745,000	752,187
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(2)	900,000	913,601
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(2)	227,000	223,877
BOC Aviation USA Corp., 1.625%, 4/29/24(2)	760,000	754,906
Capital One Financial Corp., VRN, 7.15%, 10/29/27	298,000	308,969
Synchrony Financial, 4.25%, 8/15/24	557,000	551,938
		3,505,478
Containers and Packaging — 0.3%
Berry Global, Inc., 5.50%, 4/15/28(2)	701,000	696,961
Diversified REITs — 1.9%
Agree LP, 2.90%, 10/1/30	446,000	380,427
Brixmor Operating Partnership LP, 3.90%, 3/15/27	1,092,000	1,042,185
Brixmor Operating Partnership LP, 5.50%, 2/15/34	195,000	190,027
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	198,003
Kite Realty Group LP, 5.50%, 3/1/34	83,000	81,181
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/1/29(2)(3)	527,000	524,244
Store Capital LLC, 4.625%, 3/15/29	75,000	70,047
Store Capital LLC, 2.70%, 12/1/31	1,160,000	904,624
VICI Properties LP, 4.375%, 5/15/25	1,187,000	1,166,813
		4,557,551
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 5.40%, 2/15/34	1,033,000	1,034,759
Sprint Capital Corp., 6.875%, 11/15/28	1,055,000	1,122,876
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,208,528
14

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Verizon Communications, Inc., 2.55%, 3/21/31	$236,000	$198,982
		3,565,145
Electric Utilities — 5.8%
American Transmission Systems, Inc., 2.65%, 1/15/32(2)	1,000,000	821,811
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/1/32	1,053,000	1,003,779
Duke Energy Carolinas LLC, 4.95%, 1/15/33	1,337,000	1,318,433
Duke Energy Florida LLC, 5.875%, 11/15/33	608,000	636,911
Exelon Corp., 5.45%, 3/15/34	312,000	310,738
Georgia Power Co., 4.65%, 5/16/28	1,116,000	1,100,415
Jersey Central Power & Light Co., 4.30%, 1/15/26(2)	1,459,000	1,424,615
MidAmerican Energy Co., 6.75%, 12/30/31	1,940,000	2,181,387
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	888,000	880,893
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	1,000,000	981,766
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(2)	366,000	372,343
Pacific Gas & Electric Co., 6.40%, 6/15/33	664,000	690,885
Pacific Gas & Electric Co., 6.95%, 3/15/34	220,000	238,007
PPL Electric Utilities Corp., 4.85%, 2/15/34	1,591,000	1,550,234
Vistra Operations Co. LLC, 5.125%, 5/13/25(2)	583,000	578,734
		14,090,951
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	531,000	519,898
Warnermedia Holdings, Inc., 3.79%, 3/15/25	135,000	132,365
Warnermedia Holdings, Inc., 3.76%, 3/15/27	883,000	835,777
		1,488,040
Financial Services — 1.2%
Antares Holdings LP, 2.75%, 1/15/27(2)	255,000	227,322
Antares Holdings LP, 7.95%, 8/11/28(2)	315,000	325,909
Corebridge Financial, Inc., 3.90%, 4/5/32	613,000	540,005
Corebridge Global Funding, 5.20%, 1/12/29(2)	320,000	316,771
GE Capital Funding LLC, 4.55%, 5/15/32	1,035,000	995,127
Radian Group, Inc., 6.20%, 5/15/29(3)	480,000	481,695
		2,886,829
Food Products — 1.3%
Kraft Heinz Foods Co., 6.75%, 3/15/32	2,000,000	2,191,825
Mars, Inc., 4.75%, 4/20/33(2)	883,000	860,272
		3,052,097
Gas Utilities — 0.4%
CenterPoint Energy Resources Corp., 5.25%, 3/1/28	864,000	870,409
Ground Transportation — 1.8%
Ashtead Capital, Inc., 4.375%, 8/15/27(2)	600,000	573,360
Ashtead Capital, Inc., 5.50%, 8/11/32(2)	400,000	391,345
Ashtead Capital, Inc., 5.95%, 10/15/33(2)	302,000	303,858
Ashtead Capital, Inc., 5.80%, 4/15/34(2)	447,000	443,061
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(2)	510,000	508,803
Triton Container International Ltd., 1.15%, 6/7/24(2)	1,071,000	1,055,831
United Rentals North America, Inc., 6.00%, 12/15/29(2)	1,168,000	1,170,093
		4,446,351
Health Care Equipment and Supplies — 1.1%
GE HealthCare Technologies, Inc., 5.60%, 11/15/25	1,000,000	1,003,660
15

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	$600,000	$609,670
Stryker Corp., 4.85%, 12/8/28	1,067,000	1,064,163
		2,677,493
Health Care Providers and Services — 5.3%
Centene Corp., 4.25%, 12/15/27	1,980,000	1,885,558
Cigna Group, 4.375%, 10/15/28	1,122,000	1,089,588
CVS Health Corp., 5.00%, 1/30/29	1,354,000	1,350,335
CVS Health Corp., 5.25%, 2/21/33(1)	809,000	801,053
HCA, Inc., 5.20%, 6/1/28	564,000	562,146
HCA, Inc., 5.45%, 4/1/31	350,000	348,446
HCA, Inc., 5.60%, 4/1/34	750,000	746,987
IQVIA, Inc., 6.25%, 2/1/29	1,625,000	1,673,613
Quest Diagnostics, Inc., 6.40%, 11/30/33	567,000	605,983
Tenet Healthcare Corp., 6.25%, 2/1/27	860,000	858,673
Tenet Healthcare Corp., 6.125%, 10/1/28	500,000	494,758
UnitedHealth Group, Inc., 4.25%, 1/15/29	1,796,000	1,750,721
UnitedHealth Group, Inc., 5.35%, 2/15/33(1)	755,000	770,591
		12,938,452
Hotels, Restaurants and Leisure — 1.4%
Caesars Entertainment, Inc., 6.50%, 2/15/32(2)	295,000	297,392
Hyatt Hotels Corp., 5.75%, 1/30/27	666,000	674,704
Marriott International, Inc., 5.45%, 9/15/26	945,000	949,539
Marriott International, Inc., 5.30%, 5/15/34	800,000	787,697
Starbucks Corp., 2.55%, 11/15/30	888,000	763,202
		3,472,534
Household Products — 0.5%
Procter & Gamble Co., 4.55%, 1/29/34	1,325,000	1,307,117
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	648,000	669,581
Insurance — 0.8%
Athene Global Funding, 2.50%, 1/14/25(2)	517,000	501,861
GA Global Funding Trust, 5.50%, 1/8/29(2)	570,000	563,602
MetLife, Inc., 5.375%, 7/15/33	849,000	853,237
		1,918,700
IT Services — 1.1%
Black Knight InfoServ LLC, 3.625%, 9/1/28(2)	682,000	642,902
Kyndryl Holdings, Inc., 2.70%, 10/15/28	966,000	846,995
Kyndryl Holdings, Inc., 3.15%, 10/15/31	168,000	138,635
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,103,000	1,113,932
		2,742,464
Leisure Products — 0.4%
Mattel, Inc., 3.75%, 4/1/29(2)	935,000	854,757
Life Sciences Tools and Services — 0.7%
Illumina, Inc., 5.80%, 12/12/25	660,000	660,312
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	1,010,000	1,012,713
		1,673,025
Machinery — 1.8%
CNH Industrial Capital LLC, 5.45%, 10/14/25	909,000	910,375
Cummins, Inc., 5.15%, 2/20/34	1,000,000	999,159
Ingersoll Rand, Inc., 5.70%, 8/14/33	372,000	378,583
16

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
John Deere Capital Corp., 4.70%, 6/10/30	$985,000	$977,674
Parker-Hannifin Corp., 4.25%, 9/15/27	718,000	702,985
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34(3)	467,000	469,244
		4,438,020
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	616,000	621,559
Comcast Corp., 7.05%, 3/15/33	2,638,000	2,964,790
Fox Corp., 6.50%, 10/13/33	990,000	1,040,343
Paramount Global, 3.70%, 6/1/28	815,000	721,595
		5,348,287
Metals and Mining — 0.4%
Glencore Funding LLC, 6.375%, 10/6/30(2)	241,000	253,422
Glencore Funding LLC, 6.50%, 10/6/33(2)	300,000	320,262
South32 Treasury Ltd., 4.35%, 4/14/32(2)	406,000	363,619
		937,303
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(2)	21,000	20,706
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(2)	374,000	344,590
		365,296
Multi-Utilities — 1.8%
Ameren Corp., 5.70%, 12/1/26	1,043,000	1,055,353
Ameren Illinois Co., 4.95%, 6/1/33	789,000	777,287
DTE Energy Co., 2.85%, 10/1/26	686,000	646,410
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	830,000	865,719
WEC Energy Group, Inc., 5.60%, 9/12/26	1,047,000	1,057,630
		4,402,399
Oil, Gas and Consumable Fuels — 6.2%
Aker BP ASA, 6.00%, 6/13/33(2)	150,000	152,643
Chesapeake Energy Corp., 6.75%, 4/15/29(2)	601,000	603,855
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(2)	1,230,000	1,207,137
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(2)	1,290,000	1,325,078
Diamondback Energy, Inc., 6.25%, 3/15/33	300,000	315,506
Enbridge, Inc., 5.90%, 11/15/26	1,175,000	1,197,400
Enbridge, Inc., 5.70%, 3/8/33	872,000	882,185
Energy Transfer LP, 5.50%, 6/1/27	567,000	569,239
Energy Transfer LP, 5.75%, 2/15/33	754,000	759,671
Energy Transfer LP, 6.55%, 12/1/33	330,000	350,237
Energy Transfer LP, 5.55%, 5/15/34	467,000	462,353
EQT Corp., 3.625%, 5/15/31(2)	700,000	612,421
EQT Corp., 5.75%, 2/1/34(1)	250,000	246,059
MPLX LP, 4.875%, 6/1/25	628,000	622,539
Occidental Petroleum Corp., 6.625%, 9/1/30	862,000	907,876
ONEOK, Inc., 6.05%, 9/1/33	94,000	96,913
Ovintiv, Inc., 6.25%, 7/15/33	300,000	308,630
Shell International Finance BV, 2.375%, 11/7/29	1,866,000	1,644,199
Southwestern Energy Co., 5.375%, 3/15/30	692,000	662,064
Southwestern Energy Co., 4.75%, 2/1/32	600,000	545,439
Targa Resources Corp., 6.50%, 3/30/34	160,000	169,573
17

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	$892,000	$873,112
Williams Cos., Inc., 4.90%, 3/15/29	600,000	592,364
		15,106,493
Passenger Airlines — 0.3%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(2)	633,500	634,177
Personal Care Products — 1.4%
Estee Lauder Cos., Inc., 5.00%, 2/14/34	869,000	854,197
Kenvue, Inc., 4.90%, 3/22/33	2,540,000	2,512,442
		3,366,639
Pharmaceuticals — 3.5%
Astrazeneca Finance LLC, 4.90%, 2/26/31	2,500,000	2,495,390
Bristol-Myers Squibb Co., 5.10%, 2/22/31	729,000	732,191
Bristol-Myers Squibb Co., 5.20%, 2/22/34	845,000	852,200
Eli Lilly & Co., 4.70%, 2/9/34	2,000,000	1,975,023
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	719,000	705,340
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	1,250,000	1,230,146
Viatris, Inc., 1.65%, 6/22/25	633,000	600,980
		8,591,270
Retail REITs — 1.3%
Kite Realty Group Trust, 4.75%, 9/15/30	270,000	255,010
NNN REIT, Inc., 5.60%, 10/15/33	800,000	798,368
Realty Income Corp., 4.75%, 2/15/29	870,000	851,750
Realty Income Corp., 3.20%, 2/15/31	342,000	299,373
SITE Centers Corp., 4.70%, 6/1/27	850,000	836,471
		3,040,972
Semiconductors and Semiconductor Equipment — 2.1%
KLA Corp., 4.70%, 2/1/34	1,550,000	1,510,013
NXP BV/NXP Funding LLC, 5.35%, 3/1/26	702,000	701,730
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31	1,863,000	1,542,483
Texas Instruments, Inc., 4.85%, 2/8/34	1,270,000	1,262,244
		5,016,470
Software — 0.8%
Open Text Corp., 6.90%, 12/1/27(2)	382,000	394,695
Oracle Corp., 4.30%, 7/8/34	1,821,000	1,653,344
		2,048,039
Specialized REITs — 1.0%
American Tower Corp., 5.25%, 7/15/28	728,000	725,971
American Tower Corp., 5.55%, 7/15/33	789,000	788,836
EPR Properties, 4.50%, 6/1/27	895,000	846,488
		2,361,295
Specialty Retail — 1.6%
AutoZone, Inc., 4.00%, 4/15/30	689,000	648,989
AutoZone, Inc., 6.55%, 11/1/33	625,000	675,552
Lowe's Cos., Inc., 5.15%, 7/1/33(1)	2,000,000	1,992,161
O'Reilly Automotive, Inc., 5.75%, 11/20/26	650,000	659,453
		3,976,155
Textiles, Apparel and Luxury Goods — 0.6%
Tapestry, Inc., 7.35%, 11/27/28	1,140,000	1,193,314
18

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Tapestry, Inc., 7.85%, 11/27/33	$349,000	$377,772
		1,571,086
Trading Companies and Distributors — 0.7%
Aircastle Ltd., 5.25%, 8/11/25(2)	868,000	858,315
Aircastle Ltd., 6.50%, 7/18/28(2)	799,000	807,707
		1,666,022
Transportation Infrastructure — 0.5%
Aon North America, Inc., 5.30%, 3/1/31(3)	1,285,000	1,284,145
TOTAL CORPORATE BONDS (Cost $233,300,819)		234,163,968
U.S. TREASURY SECURITIES — 1.7%
U.S. Treasury Notes, 4.50%, 7/15/26	550,000	549,689
U.S. Treasury Notes, 4.00%, 1/31/31(4)	1,500,000	1,475,859
U.S. Treasury Notes, 4.00%, 2/15/34	2,200,000	2,157,203
TOTAL U.S. TREASURY SECURITIES (Cost $4,168,970)		4,182,751
MUNICIPAL SECURITIES — 0.2%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $576,222)	595,000	500,354
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,385,020	3,385,020
State Street Navigator Securities Lending Government Money Market Portfolio(5)	3,197,715	3,197,715
TOTAL SHORT-TERM INVESTMENTS (Cost $6,582,735)		6,582,735
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $244,628,746)		245,429,808
OTHER ASSETS AND LIABILITIES — (0.9)%		(2,226,403)
TOTAL NET ASSETS — 100.0%		$243,203,405

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	205	June 2024	$22,639,688	$57,064
^Amount represents value and unrealized appreciation (depreciation).

19

Diversified Corporate Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,115,063. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $39,973,542, which represented 16.4% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $936,679.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,197,715.

See Notes to Financial Statements.
20

FEBRUARY 29, 2024 (UNAUDITED)

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.8%
Alabama — 2.5%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$770,000	$820,252
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)	415,000	416,607
Black Belt Energy Gas District Rev., VRN, 3.65%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	483,913
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,647
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	350,759
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,095,814
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	834,096
Jefferson County Sewer Rev., 5.25%, 10/1/41	1,000,000	1,115,774
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	455,000	455,128
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	1,205,000	1,205,700
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49(1)	1,110,000	1,181,356
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,100,000	2,231,086
		10,232,132
Arizona — 4.4%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	290,166
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	855,948
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	160,000	160,809
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/33	500,000	600,690
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.55%, (MUNIPSA plus 0.25%), 1/1/46, Prerefunded at 100% of Par(2)	25,000	24,921
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.55%, (MUNIPSA plus 0.25%), 1/1/46	130,000	128,104
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(3)	250,000	235,437
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	780,000	840,512
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(3)(4)(5)	100,000	6,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(3)	200,000	172,963
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	424,301
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(3)	750,000	636,253
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,076,568
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(3)	205,000	203,478
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	160,909
21

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(3)	$620,000	$529,470
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	77,386
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	506,489
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,035,172
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(3)	500,000	459,804
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(3)	200,000	200,728
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/32	500,000	592,195
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	658,036
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	910,000	987,942
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	350,000	379,011
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	808,552
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	2,005,000	2,215,262
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,192,475
Scottsdale GO, 4.00%, 7/1/31	500,000	538,447
State of Arizona COP, 5.00%, 9/1/25	240,000	246,963
State of Arizona COP, 5.00%, 9/1/25(2)	580,000	596,998
		17,841,989
Arkansas — 0.1%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	342,125
California — 6.2%
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/53 (AGM)(6)	1,500,000	350,356
Bay Area Toll Authority Rev., 4.00%, 4/1/33	275,000	284,158
California Community Choice Financing Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,610,963
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	525,406
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(6)	100,000	20,149
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	103,108
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	250,560
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	879,226
California Housing Finance Rev., 4.25%, 1/15/35	465,351	464,308
California Housing Finance Rev., 3.50%, 11/20/35	382,489	361,433
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 3.65%, (MUNIPSA plus 0.35%), 8/1/47	250,000	249,983
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.00%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	976,331
22

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	$165,000	$185,088
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(3)	50,000	52,212
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(3)	110,000	115,542
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(3)	175,000	180,603
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(3)	110,000	101,109
California Municipal Finance Authority Special Tax, 5.50%, 9/1/43	625,000	659,203
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	265,000	256,317
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/25(3)	260,000	259,133
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/26(3)	405,000	404,852
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(3)	320,000	323,599
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(3)	250,000	223,617
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	650,000	682,850
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	195,751
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	633,400
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	250,360
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(3)	240,000	246,657
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	269,742
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	233,625
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(3)	500,000	436,616
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	350,000	250,218
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(3)	100,000	77,506
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(3)	750,000	454,686
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(3)	300,000	227,801
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	290,000	187,272
Eastern Municipal Water District Rev., VRN, 3.40%, (MUNIPSA plus 0.10%), 7/1/46	750,000	748,230
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	524,614
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	151,275
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(6)	500,000	56,916
23

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	$1,540,000	$1,332,674
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(3)	500,000	413,699
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	923,953
Metropolitan Water District of Southern California Rev., VRN, 3.44%, (MUNIPSA plus 0.14%), 7/1/37	200,000	199,856
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(3)	100,000	100,117
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,117,128
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	420,315
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	314,522
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	1,715,000	1,724,968
Palomar Health GO, 5.00%, 8/1/27	545,000	570,289
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	318,384
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	424,316
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	642,587
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	630,000	679,923
State of California GO, 5.00%, 4/1/35	1,045,000	1,153,053
State of California GO, 5.00%, 9/1/42	290,000	309,622
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	289,745
		25,399,926
Colorado — 3.7%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,212,177
Board of Water Commissioners City & County of Denver Rev., 5.00%, 12/15/52	1,000,000	1,091,173
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	963,644
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	570,289
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	844,726
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	849,358
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	102,599
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	218,347
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	308,569
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	465,832
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,596,052
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	530,000	525,882
Colorado State Education Loan Program, 4.50%, 6/28/24	2,000,000	2,007,873
Denver City & County School District No. 1 GO, 5.00%, 12/1/24	1,500,000	1,521,301
24

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(3)	$100,000	$101,398
Park Creek Metropolitan District Rev., 5.00%, 12/1/43 (AGM)	1,400,000	1,519,970
State of Colorado COP, 6.00%, 12/15/38	230,000	281,206
State of Colorado COP, 6.00%, 12/15/40	385,000	466,970
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	491,448
		15,138,814
Connecticut — 1.9%
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	500,000	510,041
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	1,000,000	1,019,915
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	500,986
Connecticut State Health & Educational Facilities Authority Rev., VRN, 2.80%, 7/1/57	470,000	463,550
State of Connecticut GO, 5.00%, 11/15/27	1,000,000	1,084,455
State of Connecticut GO, 5.00%, 6/15/34	680,000	682,156
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,061,319
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,055,923
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,279,764
		7,658,109
Delaware — 0.2%
Delaware River & Bay Authority Rev., 5.00%, 1/1/49	225,000	245,353
Delaware Transportation Authority Rev., 5.00%, 7/1/24	750,000	754,039
		999,392
District of Columbia — 2.5%
District of Columbia GO, 5.00%, 6/1/25	160,000	163,807
District of Columbia GO, 5.00%, 10/15/26	830,000	878,780
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,138,629
District of Columbia GO, 5.00%, 2/1/41	520,000	574,851
District of Columbia GO, 5.00%, 1/1/45	750,000	839,734
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 3/1/36	750,000	830,718
District of Columbia Rev., (Plenary Infrastructure LLC), 5.00%, 2/28/25	1,000,000	1,012,998
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	501,122
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,126,492
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/39	1,535,000	1,575,105
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	496,551
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	271,358
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/26	500,000	525,529
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	170,000	190,116
		10,125,790
Florida — 6.6%
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	731,347
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	761,519
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,086,949
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	1,006,013
25

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	$880,000	$866,730
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	311,089
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	259,906
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	754,800
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	420,000	471,047
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(3)	260,000	241,427
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	1,300,000	1,442,613
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24(3)	105,000	104,746
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(3)	110,000	108,672
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(3)	110,000	107,551
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(3)	500,000	545,107
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	1,170,000	1,177,033
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	500,000	577,537
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	650,000	750,799
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,167,890
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	188,617
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	991,704
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27	375,000	396,851
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(3)	550,000	539,790
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	595,919
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	503,529
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	300,000	318,156
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	1,004,384
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	901,611
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	532,368
Orlando Utilities Commission Rev., 5.00%, 10/1/48	1,000,000	1,097,672
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	290,000	326,034
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	107,849
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	479,386
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	750,000	689,373
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	577,573
St. Johns Water & Sewer Rev., 5.00%, 6/1/52	700,000	762,679
State of Florida GO, 5.00%, 6/1/26	500,000	524,547
Tampa Water & Wastewater System Rev., 5.00%, 10/1/41	1,000,000	1,135,765
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	990,000	1,026,716
Village Community Development District No. 15 Special Assessment, 5.25%, 5/1/54(3)	500,000	513,919
26

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	$455,000	$512,214
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AGM)	780,000	879,379
		27,078,810
Georgia — 3.7%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	997,720
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,358,994
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	943,190
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	422,561
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(3)	475,000	436,941
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	500,000	504,946
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(3)	500,000	500,733
Georgia Ports Authority Rev., 4.00%, 7/1/46	500,000	501,878
Georgia Ports Authority Rev., 5.25%, 7/1/52	500,000	556,576
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	502,747
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	1,200,000	1,199,419
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,000,000	1,003,551
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	585,587
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	1,007,648
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,301,429
State of Georgia GO, 5.00%, 7/1/24	510,000	512,979
State of Georgia GO, 5.00%, 7/1/29	925,000	1,020,578
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,651,499
		15,008,976
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	251,962
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	780,468
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	863,524
Honolulu GO, 5.00%, 7/1/29	830,000	931,693
		2,827,647
Idaho — 0.2%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	365,000	347,044
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congestion), 5.25%, 8/15/48	500,000	563,232
		910,276
Illinois — 6.9%
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,236,217
Chicago GO, 5.00%, 1/1/26	275,000	281,924
Chicago GO, 4.00%, 1/1/35	500,000	509,855
Chicago GO, 5.25%, 1/1/38	1,000,000	1,082,546
Chicago GO, 6.00%, 1/1/38	20,000	20,964
Chicago GO, 5.50%, 1/1/49	100,000	103,761
27

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Chicago Board of Education GO, 5.00%, 12/1/34	$280,000	$285,909
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,059,916
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	319,629
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,025,597
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/43 (BAM)	1,000,000	1,095,539
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR)(NATL-RE)	125,000	136,728
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AGM)	750,000	818,966
Chicago Waterworks Rev., 5.00%, 11/1/26	450,000	472,594
Chicago Waterworks Rev., 5.00%, 11/1/39	510,000	512,966
Chicago Waterworks Rev., 5.25%, 11/1/53 (AGM)	250,000	272,649
Cook County GO, 5.00%, 11/15/26	830,000	873,086
Cook County Community College District No. 508 GO, 5.00%, 12/1/31 (BAM)	500,000	562,570
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	890,119
Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	800,843
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.00%, (MUNIPSA plus 0.70%), 5/1/42	250,000	245,247
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 1/1/33	1,000,000	1,072,847
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	265,197
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	400,000	412,111
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	1,002,689
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	390,141
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	1,160,000	1,259,885
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	644,725
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	330,000	345,188
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	500,000	502,277
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	605,000	636,472
Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)	325,000	347,921
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	850,204
State of Illinois GO, 5.00%, 10/1/25	175,000	179,364
State of Illinois GO, 5.00%, 11/1/27	705,000	749,957
State of Illinois GO, 5.00%, 11/1/29	595,000	633,121
State of Illinois GO, 5.00%, 10/1/30	625,000	676,537
State of Illinois GO, 5.00%, 10/1/33	200,000	214,563
State of Illinois GO, 5.00%, 12/1/35	500,000	525,975
State of Illinois GO, 5.00%, 2/1/39	750,000	750,282
State of Illinois GO, 5.50%, 5/1/39	220,000	243,218
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,138,273
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,395,322
State of Illinois GO, 5.75%, 5/1/45	225,000	247,080
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,104,450
		28,195,424
Indiana — 0.7%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	258,677
28

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	$365,000	$391,440
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	728,498
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/38(1)	400,000	458,233
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/39(1)	325,000	369,527
Purdue University Rev., 5.00%, 7/1/40	750,000	860,753
		3,067,128
Iowa — 0.7%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	125,000	149,925
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	125,000	148,729
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/44	500,000	544,886
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.27%, (SOFR plus 0.55%), 5/15/56	500,000	465,260
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	861,172
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	555,000	560,548
		2,730,520
Kansas — 0.5%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	793,311
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	121,931
State of Kansas Department of Transportation Rev., 5.00%, 9/1/35	1,200,000	1,227,403
		2,142,645
Kentucky — 1.1%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	399,140
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	102,032
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	300,232
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	440,020
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	250,382
Kentucky Public Energy Authority Rev., VRN, 4.76%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	982,075
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	539,288
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 4.00%, 11/1/38	500,000	503,390
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,086,883
		4,603,442
Louisiana — 1.3%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,025,084
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	816,368
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/48	2,000,000	2,166,259
29

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	$250,000	$259,349
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	900,000	893,261
		5,160,321
Maryland — 2.3%
Baltimore Rev., 5.00%, 6/1/51	400,000	401,062
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	196,590
Brunswick Special Tax, 5.00%, 7/1/36	350,000	358,499
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	399,275
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	1,000,000	850,388
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	427,908
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42	625,000	657,953
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/25	500,000	511,220
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,888,404
State of Maryland GO, 5.00%, 3/15/28	535,000	586,135
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,756,978
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,428,172
		9,462,584
Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,313,974
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	500,000	538,077
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/51	1,000,000	1,065,522
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,159,828
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/33	500,000	607,630
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	857,556
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	750,000	815,956
Massachusetts Development Finance Agency Rev., (Children's Hospital Corp. Obligated Group), 5.25%, 3/1/54	1,000,000	1,110,401
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(3)	100,000	98,146
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(3)	150,000	152,545
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/44	1,000,000	1,000,167
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 7/15/36	1,100,000	1,117,659
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), 5.00%, 10/1/24	375,000	379,057
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	861,051
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	791,576
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	508,754
Massachusetts Water Resources Authority Rev., 5.25%, 8/1/48	100,000	113,026
		12,490,925
30

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Michigan — 2.2%
Detroit GO, 5.00%, 4/1/25	$50,000	$50,433
Detroit GO, 5.00%, 4/1/36	550,000	582,941
Detroit GO, 5.00%, 4/1/38	490,000	512,027
Detroit GO, 4.00%, 4/1/42	525,000	478,110
Detroit GO, 6.00%, 5/1/43	275,000	307,061
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	1,000,000	1,003,692
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	950,000	982,639
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	1,335,000	1,418,776
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	395,000	392,355
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	640,000	659,889
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(2)(3)	100,000	101,088
Michigan State Building Authority Rev., 4.00%, 10/15/49	825,000	807,793
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,000,000	1,116,313
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AGM)	440,000	499,958
		8,913,075
Minnesota — 0.7%
Minnesota Agricultural & Economic Development Board Rev., (HealthPartners Obligated Group), 5.00%, 1/1/39	500,000	566,438
State of Minnesota GO, 5.00%, 10/1/27	900,000	975,855
State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,212,215
		2,754,508
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/48	355,000	399,109
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	600,000	622,290
Kansas City Industrial Development Authority Rev., 5.00%, 3/1/44	1,000,000	1,025,417
Liberty Public School District No. 53 GO, 5.00%, 3/1/24	295,000	295,000
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	135,148
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,275,000	1,278,686
		3,755,650
Nebraska — 0.6%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	1,000,000	1,049,983
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,247,758
		2,297,741
Nevada — 2.1%
Clark County School District GO, 5.00%, 6/15/26	1,080,000	1,130,438
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/49	600,000	649,749
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	700,000	572,784
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	360,000	339,719
31

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	$200,000	$191,344
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 6.00%, 6/1/48	500,000	521,064
Las Vegas Valley Water District GO, 5.00%, 6/1/34	680,000	688,802
Las Vegas Valley Water District GO, 5.00%, 6/1/38	1,340,000	1,384,257
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,714,364
State of Nevada Highway Improvement Rev., 5.00%, 12/1/24	600,000	608,520
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	389,313
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	240,000	239,188
		8,429,542
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	487,207
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,097,380
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	281,560	274,637
		1,859,224
New Jersey — 2.4%
New Jersey Economic Development Authority Rev., 5.50%, 12/15/26, Prerefunded at 100% of Par(2)	260,000	279,123
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	500,000	569,218
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 9/1/24 (Ambac)	1,000,000	1,010,213
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	390,000	422,021
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	742,702
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	715,000	748,011
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	411,937
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	435,297
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	282,531
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	1,000,000	1,159,134
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/38	620,000	636,899
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	158,963
Newark Board of Education GO, 5.00%, 7/15/33 (BAM)	900,000	1,019,207
State of New Jersey GO, 5.00%, 6/1/27	1,000,000	1,071,304
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	260,000	264,953
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	777,707
		9,989,220
New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	500,000	507,093
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(3)	1,000,000	938,382
		1,445,475
32

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
New York — 9.6%
Long Island Power Authority Rev., 5.00%, 9/1/53 (AGM)	$1,000,000	$1,104,510
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	585,339
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	836,511
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	273,414
Metropolitan Transportation Authority Rev., VRN, 4.36%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	250,194
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	542,795
New York City GO, 5.25%, 5/1/41	150,000	170,121
New York City GO, 4.00%, 8/1/42	250,000	251,304
New York City GO, 5.00%, 4/1/43	500,000	527,149
New York City GO, 4.00%, 8/1/44	1,000,000	1,000,125
New York City GO, 4.00%, 9/1/46	250,000	246,719
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,193,739
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,132,480
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	554,845
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/26	500,000	523,069
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	1,000,000	1,058,882
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	231,932
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,156,472
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	652,685
New York Power Authority Rev., 5.00%, 11/15/27 (AGM)	1,000,000	1,089,249
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AGM)	400,000	476,663
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	740,300
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39(1)	300,000	334,958
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42(1)	870,000	950,356
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43(1)	800,000	870,733
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	962,202
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	500,000	590,158
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	520,384
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/27(2)	815,000	872,429
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	500,000	502,626
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	975,620
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	717,039
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	932,141
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	775,000	773,992
33

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/45	$1,000,000	$1,118,273
New York Transportation Development Corp. Rev., 6.00%, 6/30/54	1,000,000	1,101,469
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	121,103
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	592,164
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,033,983
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	195,243
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	671,548
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	1,045,000	1,029,890
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	457,451
State of New York GO, 5.00%, 3/15/41	1,000,000	1,146,432
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	559,800
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	943,412
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), 5.25%, 5/15/52	750,000	825,375
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,142,783
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	375,000	417,283
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	1,000,000	1,000,435
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	1,014,290
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,103,547
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(3)	455,000	450,182
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AGM)	400,000	466,462
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	100,969
		39,093,229
North Carolina — 0.6%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	584,739
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes Inc Obligated Group), 4.25%, 10/1/28(1)	350,000	350,677
State of North Carolina Rev., 5.00%, 3/1/34	345,000	381,046
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/25	1,000,000	1,022,832
		2,339,294
Ohio — 3.0%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,434,641
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	600,000	558,483
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	1,995,000	1,903,944
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	775,000	869,319
34

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	$450,000	$453,066
Columbus GO, 5.00%, 8/15/25	1,000,000	1,029,744
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	362,227
Cuyahoga County Rev., (MetroHealth System), 5.50%, 2/15/52	500,000	506,755
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	93,749
Ohio Turnpike & Infrastructure Commission Rev., 5.00%, 2/15/32	550,000	595,222
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,413,200
State of Ohio GO, 5.00%, 5/1/27	1,000,000	1,072,472
State of Ohio GO, 5.00%, 5/1/40	660,000	738,110
Worthington City School District GO, 5.50%, 12/1/54	1,000,000	1,132,149
		12,163,081
Oklahoma — 0.2%
Oklahoma Capitol Improvement Authority Rev., (Oklahoma Department of Transportation), 4.00%, 7/1/38	850,000	869,797
Oregon — 1.2%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	242,746
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	93,414
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,013,109
State of Oregon GO, 5.00%, 6/1/41	1,000,000	1,141,590
State of Oregon GO, 5.00%, 5/1/48	1,250,000	1,390,119
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,128,226
		5,009,204
Pennsylvania — 4.7%
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AGM)	500,000	556,174
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	86,040
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	155,628
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	515,317
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	596,554
Commonwealth Financing Authority Rev., 5.00%, 6/1/24	1,625,000	1,629,799
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	295,299
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/45	1,120,000	1,131,745
Pennsylvania GO, 5.00%, 7/15/24	1,000,000	1,006,303
Pennsylvania GO, 5.00%, 9/15/24	750,000	757,105
Pennsylvania GO, 5.00%, 10/1/24	1,000,000	1,010,305
Pennsylvania GO, 5.00%, 7/15/29	845,000	950,187
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	400,000	446,551
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	750,000	791,556
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AGM)	1,000,000	1,064,169
35

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	$720,000	$789,415
Pennsylvania State University Rev., 5.00%, 9/1/24	1,000,000	1,009,228
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	595,000	602,791
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	536,698
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	564,873
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	848,760
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	305,853
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	707,745
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AGM)	750,000	858,911
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AGM)	500,000	543,090
School District of Philadelphia GO, 5.00%, 9/1/26	500,000	520,178
School District of Philadelphia GO, 5.50%, 9/1/48	185,000	207,487
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	750,000	911,870
		19,399,631
Puerto Rico — 0.1%
Puerto Rico GO, 5.625%, 7/1/29	500,000	542,333
Rhode Island — 0.4%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	345,251
State of Rhode Island GO, 5.00%, 12/1/42	500,000	572,471
State of Rhode Island GO, 5.00%, 12/1/43	500,000	570,471
		1,488,193
South Carolina — 0.6%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	88,770
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	379,734
Greenville County School District Rev., 5.00%, 12/1/25	1,000,000	1,035,303
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	803,138
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(3)	270,000	220,405
		2,527,350
Tennessee — 0.8%
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	269,692
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), Capital Appreciation, 0.00%, 6/1/43(3)(6)	4,000,000	1,484,350
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.25%, 7/1/48 (AGM)	1,000,000	1,107,132
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52	100,000	109,046
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(3)	225,000	229,815
		3,200,035
Texas — 9.3%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	725,000	749,411
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	441,132
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,075,365
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	775,000	797,587
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,228,782
36

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Central Texas Turnpike System Rev., 5.00%, 8/15/42	$1,250,000	$1,252,832
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	528,142
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	462,245
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	51,192
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/35	900,000	1,042,242
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/25 (PSF-GTD)	400,000	407,054
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	1,250,000	1,302,474
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/24	1,000,000	1,007,267
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,105,583
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	277,916
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	750,000	894,318
El Paso Water & Sewer Rev., 4.00%, 3/1/40	1,000,000	1,015,907
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	440,000	443,350
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,063,907
Frisco Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	780,000	812,594
Frisco Independent School District GO, 5.00%, 8/15/32 (PSF-GTD)	1,000,000	1,108,032
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	1,000,000	1,099,082
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/49	655,000	682,646
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,584,563
Houston GO, 5.00%, 3/1/29	340,000	377,400
Houston GO, 5.25%, 3/1/40	655,000	755,369
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	456,370
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	157,915
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	381,068
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(2)	240,000	254,858
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,175,000	1,247,398
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,000,000	1,013,263
North Texas Tollway Authority Rev., 4.00%, 1/1/35	670,000	672,711
North Texas Tollway Authority Rev., 5.00%, 1/1/43	380,000	398,087
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/33	200,000	203,980
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	500,000	494,779
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	537,636
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,145,931
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	633,617
San Antonio Water System Rev., 4.00%, 5/15/34	275,000	287,310
37

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
State of Texas GO, 5.00%, 8/1/40	$815,000	$824,754
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	165,056
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	656,301
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	502,450
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,305,532
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	963,164
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	578,370
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	1,360,000	1,362,917
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	870,851
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,125,537
		37,806,247
Utah — 1.2%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	537,802
Intermountain Power Agency Rev., 5.25%, 7/1/45	750,000	846,141
Salt Lake City Airport Revenure Rev., 5.00%, 7/1/26	300,000	310,017
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(3)	750,000	655,222
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,227,184
Utah State University Rev., 4.00%, 12/1/42 (AGM)	1,215,000	1,217,516
		4,793,882
Virginia — 1.5%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	353,289
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	670,000	680,315
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,103,520
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(3)	600,000	585,862
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(3)	200,000	190,935
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	614,360
Virginia College Building Authority Rev., 5.00%, 2/1/26	1,000,000	1,041,168
Virginia College Building Authority Rev., 5.00%, 2/1/28	500,000	546,229
Virginia Port Authority Commonwealth Port Fund Rev., 5.25%, 7/1/48	750,000	850,770
		5,966,448
Washington — 4.6%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	865,000	950,951
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	575,784
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	581,393
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,147,325
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	974,367
38

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/41	$415,000	$460,043
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	558,415
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	520,072
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,019,745
King County School District No. 210 Federal Way GO, 5.00%, 12/1/26 (SCH BD GTY)	1,635,000	1,734,412
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,255,885
King County Sewer Rev., 4.00%, 7/1/35	1,000,000	999,975
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,453,631
Seattle Municipal Light & Power Rev., 5.00%, 7/1/42	1,125,000	1,256,241
Seattle Municipal Light & Power Rev., 5.00%, 7/1/52	1,000,000	1,082,785
Seattle Municipal Light & Power Rev., VRN, 3.55%, (MUNIPSA plus 0.25%), 5/1/45	200,000	194,908
State of Washington GO, 5.00%, 6/1/41	770,000	844,742
State of Washington GO, 5.00%, 2/1/42	625,000	649,416
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,094,061
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	849,309
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	650,160
		18,853,620
West Virginia — 0.6%
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	1,750,000	1,938,908
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	649,868
		2,588,776
Wisconsin — 2.4%
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	402,211
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,316,377
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	250,000	253,065
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(3)	75,000	67,370
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	150,569
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	620,525
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(3)	920,000	972,603
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	80,294
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	695,000	691,355
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(3)	250,000	204,996
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(3)	225,000	178,544
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(3)	515,000	439,536
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	483,426
39

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
State of Wisconsin GO, 4.00%, 5/1/39	$750,000	$762,602
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 3.48%, (MUNIPSA plus 0.18%), 8/15/54	1,000,000	985,316
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	715,000	787,773
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	900,000	991,300
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	200,000	220,092
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc Obligated Group), VRN, 5.00%, 10/1/54(1)	350,000	393,264
		10,001,218
TOTAL MUNICIPAL SECURITIES (Cost $405,643,367)		407,503,748
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
Blackrock Liquidity Funds MuniCash (Cost $2,043,238)	2,043,034	2,043,238
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $407,686,605)		409,546,986
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,158,686)
TOTAL NET ASSETS — 100.0%		$408,388,300

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AGM-CR	–	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NATL-RE	–	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	–	Permanent School Fund Guaranteed
SCH BD GTY	–	School Bond Guaranty
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,941,478, which represented 4.6% of total net assets.
(4)Security is in default.
(5)Non-income producing.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
40

FEBRUARY 29, 2024 (UNAUDITED)

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 65.1%
Angola — 1.5%
Angola Government International Bonds, 8.25%, 5/9/28(1)	$200,000	$184,375
Angola Government International Bonds, 9.375%, 5/8/48(1)	300,000	246,144
		430,519
Argentina — 1.6%
Argentina Republic Government International Bonds, 3.625%, 7/9/35	1,258,000	468,775
Bahrain — 1.0%
Bahrain Government International Bonds, 7.50%, 2/12/36(1)	100,000	101,645
Bahrain Government International Bonds, 7.50%, 9/20/47	200,000	188,449
		290,094
Brazil — 0.9%
Brazil Government International Bonds, 4.75%, 1/14/50	200,000	148,459
Brazil Government International Bonds, 7.125%, 5/13/54	100,000	100,123
		248,582
Chile — 3.1%
Chile Government International Bonds, 4.85%, 1/22/29	71,000	70,516
Chile Government International Bonds, 2.55%, 1/27/32	676,000	569,957
Chile Government International Bonds, 2.55%, 7/27/33	200,000	162,110
Chile Government International Bonds, 3.50%, 1/31/34	100,000	87,084
		889,667
Colombia — 2.8%
Colombia Government International Bonds, 3.125%, 4/15/31	200,000	158,357
Colombia Government International Bonds, 8.00%, 11/14/35	200,000	207,926
Colombia Government International Bonds, 6.125%, 1/18/41	515,000	439,921
		806,204
Costa Rica — 0.4%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)	100,000	105,625
Dominican Republic — 3.1%
Dominican Republic International Bonds, 4.50%, 1/30/30	200,000	182,012
Dominican Republic International Bonds, 4.875%, 9/23/32	600,000	534,741
Dominican Republic International Bonds, 5.30%, 1/21/41	220,000	185,788
		902,541
Ecuador — 1.4%
Ecuador Government International Bonds, 0.00%, 7/31/30(1)(2)	300,000	122,070
Ecuador Government International Bonds, 3.50%, 7/31/35	575,000	276,397
		398,467
Egypt — 3.1%
Egypt Government International Bonds, 5.80%, 9/30/27	200,000	178,554
Egypt Government International Bonds, 7.05%, 1/15/32	515,000	427,089
Egypt Government International Bonds, 8.50%, 1/31/47(1)	350,000	272,746
		878,389
El Salvador — 1.4%
El Salvador Government International Bonds, 5.875%, 1/30/25	300,000	282,452
El Salvador Government International Bonds, 7.65%, 6/15/35	75,000	57,187
El Salvador Government International Bonds, 7.12%, 1/20/50	100,000	68,750
		408,389
41

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
Ghana — 1.0%
Ghana Government International Bonds, 8.125%, 3/26/32(3)(4)	$400,000	$171,994
Ghana Government International Bonds, 8.95%, 3/26/51(1)(3)(4)	250,000	107,315
		279,309
Guatemala — 2.1%
Guatemala Government Bonds, 4.50%, 5/3/26(1)	200,000	195,050
Guatemala Government Bonds, 5.25%, 8/10/29(1)	200,000	192,750
Guatemala Government Bonds, 7.05%, 10/4/32	200,000	210,725
		598,525
Hungary — 1.7%
Hungary Government International Bonds, 2.125%, 9/22/31(1)	350,000	274,264
Hungary Government International Bonds, 6.25%, 9/22/32(1)	200,000	206,640
		480,904
Indonesia — 2.7%
Indonesia Government International Bonds, 4.10%, 4/24/28	200,000	193,392
Indonesia Government International Bonds, 8.50%, 10/12/35	155,000	196,538
Indonesia Government International Bonds, 4.75%, 7/18/47	75,000	69,398
Indonesia Government International Bonds, 5.45%, 9/20/52	200,000	199,125
Perusahaan Penerbit SBSN Indonesia III, 5.60%, 11/15/33(1)	100,000	103,649
		762,102
Ivory Coast — 1.4%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)	400,000	391,357
Jordan — 1.2%
Jordan Government International Bonds, 4.95%, 7/7/25(1)	100,000	97,222
Jordan Government International Bonds, 7.50%, 1/13/29(1)	150,000	148,513
Jordan Government International Bonds, 7.375%, 10/10/47(1)	100,000	86,848
		332,583
Kenya — 1.6%
Republic of Kenya Government International Bonds, 6.875%, 6/24/24(1)	260,000	258,739
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)	110,000	110,017
Republic of Kenya Government International Bonds, 8.25%, 2/28/48(1)	100,000	81,740
		450,496
Mexico — 3.8%
Mexico Government International Bonds, 5.00%, 5/7/29	160,000	157,588
Mexico Government International Bonds, 4.75%, 4/27/32	435,000	410,150
Mexico Government International Bonds, 3.50%, 2/12/34	441,000	364,976
Mexico Government International Bonds, 6.00%, 5/7/36	150,000	149,622
		1,082,336
Morocco — 0.4%
Morocco Government International Bonds, 3.00%, 12/15/32(1)	150,000	119,700
Nigeria — 1.9%
Nigeria Government International Bonds, 6.50%, 11/28/27(1)	200,000	182,585
Nigeria Government International Bonds, 7.375%, 9/28/33(1)	250,000	210,313
Nigeria Government International Bonds, 7.625%, 11/28/47(1)	200,000	154,780
		547,678
Oman — 1.6%
Oman Government International Bonds, 5.625%, 1/17/28(1)	200,000	200,500
42

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
Oman Government International Bonds, 6.75%, 1/17/48	$250,000	$251,591
		452,091
Pakistan — 1.0%
Pakistan Government International Bonds, 8.25%, 9/30/25	200,000	178,826
Pakistan Government International Bonds, 8.875%, 4/8/51(1)	150,000	100,500
		279,326
Panama — 3.0%
Panama Government International Bonds, 3.16%, 1/23/30	200,000	165,008
Panama Government International Bonds, 6.40%, 2/14/35	50,000	46,315
Panama Government International Bonds, 6.875%, 1/31/36	291,000	275,624
Panama Government International Bonds, 8.00%, 3/1/38	178,000	182,435
Panama Government International Bonds, 4.50%, 4/16/50	300,000	195,376
		864,758
Paraguay — 0.4%
Paraguay Government International Bonds, 3.85%, 6/28/33(1)	135,000	116,571
Peru — 2.5%
Peru Government International Bonds, 2.78%, 1/23/31	300,000	255,724
Peru Government International Bonds, 8.75%, 11/21/33	200,000	245,471
Peru Government International Bonds, 3.55%, 3/10/51	300,000	216,062
		717,257
Philippines — 1.4%
Philippines Government International Bonds, 6.375%, 1/15/32	200,000	216,710
ROP Sukuk Trust, 5.05%, 6/6/29(1)	200,000	199,750
		416,460
Poland — 1.7%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)	400,000	396,354
Republic of Poland Government International Bonds, 5.75%, 11/16/32	100,000	104,411
		500,765
Romania — 2.2%
Romania Government International Bonds, 6.625%, 2/17/28(1)	200,000	205,801
Romania Government International Bonds, 6.00%, 5/25/34(1)	300,000	292,783
Romania Government International Bonds, 7.625%, 1/17/53(1)	112,000	122,220
		620,804
Saudi Arabia — 2.4%
Saudi Government International Bonds, 4.75%, 1/18/28(1)	81,000	80,462
Saudi Government International Bonds, 4.625%, 10/4/47(1)	200,000	169,558
Saudi Government International Bonds, 5.75%, 1/16/54(1)	450,000	436,300
		686,320
Senegal — 0.7%
Senegal Government International Bonds, 6.25%, 5/23/33(1)	260,000	216,685
Serbia — 0.5%
Serbia International Bonds, 6.50%, 9/26/33(1)	140,000	142,278
South Africa — 0.7%
Republic of South Africa Government International Bonds, 4.30%, 10/12/28	75,000	67,673
Republic of South Africa Government International Bonds, 5.75%, 9/30/49	200,000	145,963
		213,636
Sri Lanka — 1.3%
Sri Lanka Government International Bonds, 6.75%, 4/18/28(1)(3)(4)	200,000	107,836
43

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
Sri Lanka Government International Bonds, 7.85%, 3/14/29(3)(4)	$500,000	$268,572
		376,408
Trinidad and Tobago — 0.6%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)	175,000	175,831
Turkey — 4.6%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(1)	100,000	104,574
Turkiye Government International Bonds, 6.00%, 3/25/27	200,000	196,725
Turkiye Government International Bonds, 9.875%, 1/15/28	250,000	274,494
Turkiye Government International Bonds, 9.125%, 7/13/30	225,000	243,105
Turkiye Government International Bonds, 7.625%, 5/15/34	100,000	99,712
Turkiye Government International Bonds, 6.625%, 2/17/45	200,000	169,907
Turkiye Government International Bonds, 5.75%, 5/11/47	300,000	225,270
		1,313,787
Ukraine — 1.0%
Ukraine Government International Bonds, 7.25%, 3/15/35(3)(4)	1,050,000	275,547
United Arab Emirates — 1.2%
Abu Dhabi Government International Bonds, 2.50%, 9/30/29(1)	400,000	357,503
Venezuela — 0.2%
Venezuela Government International Bonds, 8.25%, 10/13/24(3)(4)	300,000	46,049
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $18,636,820)		18,644,318
CORPORATE BONDS — 25.7%
Brazil — 3.0%
3R Lux SARL, 9.75%, 2/5/31(1)	350,000	362,353
Acu Petroleo Luxembourg SARL, 7.50%, 7/13/35	96,970	93,747
Ambipar Lux SARL, 9.875%, 2/6/31(1)	100,000	99,443
CSN Resources SA, 8.875%, 12/5/30(1)	145,000	148,861
Guara Norte SARL, 5.20%, 6/15/34(1)	171,358	154,579
		858,983
Chile — 0.4%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	114,000	65,155
VTR Finance NV, 6.375%, 7/15/28(1)	100,000	43,822
		108,977
China — 0.4%
Alibaba Group Holding Ltd., 4.20%, 12/6/47	150,000	122,136
Colombia — 4.1%
Canacol Energy Ltd., 5.75%, 11/24/28	200,000	136,212
Ecopetrol SA, 6.875%, 4/29/30	200,000	194,705
Ecopetrol SA, 4.625%, 11/2/31	200,000	165,678
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	417,000	335,491
Geopark Ltd., 5.50%, 1/17/27(1)	186,000	168,692
Millicom International Cellular SA, 4.50%, 4/27/31(1)	200,000	172,750
		1,173,528
India — 0.6%
Greenko Dutch BV, 3.85%, 3/29/26	185,000	174,590
Indonesia — 2.6%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 5/15/30(1)	225,000	220,221
44

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 5/15/50	$200,000	$184,339
Medco Bell Pte. Ltd., 6.375%, 1/30/27	135,000	131,330
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28	225,000	223,972
		759,862
Kazakhstan — 0.6%
KazMunayGas National Co. JSC, 5.75%, 4/19/47	200,000	170,541
Luxembourg — 1.3%
EIG Pearl Holdings SARL, 4.39%, 11/30/46(1)	461,000	356,222
Malaysia — 0.4%
Petronas Capital Ltd., 4.55%, 4/21/50	125,000	109,593
Mexico — 6.6%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, VRN, 7.53%, 10/1/28	200,000	207,580
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	200,000	182,847
Becle SAB de CV, 2.50%, 10/14/31	200,000	156,682
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 2/15/39(1)	150,000	159,391
Grupo Axo SAPI de CV, 5.75%, 6/8/26	300,000	284,594
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	140,000	107,977
Petroleos Mexicanos, 6.49%, 1/23/27(5)	164,000	153,334
Petroleos Mexicanos, 5.95%, 1/28/31	250,000	194,222
Petroleos Mexicanos, 6.50%, 6/2/41	250,000	165,621
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	151,985	135,834
Trust Fibra Uno, 7.375%, 2/13/34(1)	150,000	150,637
		1,898,719
Nigeria — 0.3%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	100,000	89,744
Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(2)	173,548	126,430
Peru — 1.4%
Banco de Credito del Peru SA, VRN, 3.25%, 9/30/31	100,000	92,307
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 9/18/33(1)	200,000	211,661
Minsur SA, 4.50%, 10/28/31	100,000	86,878
		390,846
Qatar — 0.2%
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	50,000	46,195
Saudi Arabia — 1.6%
Saudi Arabian Oil Co., 4.25%, 4/16/39	400,000	346,166
TMS Issuer SARL, 5.78%, 8/23/32(1)	100,000	102,620
		448,786
South Africa — 1.6%
Eskom Holdings SOC Ltd., 7.125%, 2/11/25(1)	400,000	398,752
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	65,000	62,244
		460,996
United Arab Emirates — 0.2%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	48,000	46,768
TOTAL CORPORATE BONDS (Cost $7,817,848)		7,342,916
U.S. TREASURY SECURITIES — 3.7%
U.S. Treasury Notes, 2.50%, 3/31/27(6)	300,000	283,734
45

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
U.S. Treasury Notes, 1.375%, 11/15/31(6)	$400,000	$324,766
U.S. Treasury Notes, 1.875%, 2/15/32(6)	400,000	335,969
U.S. Treasury Notes, 3.375%, 5/15/33	131,000	122,232
TOTAL U.S. TREASURY SECURITIES (Cost $1,172,853)		1,066,701
PREFERRED STOCKS — 0.3%
Mexico — 0.3%
Banco Mercantil del Norte SA, 7.50% (Cost $91,500)	100,000	98,075
SHORT-TERM INVESTMENTS — 4.0%
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,067,346	1,067,346
State Street Navigator Securities Lending Government Money Market Portfolio(7)	78,720	78,720
TOTAL SHORT-TERM INVESTMENTS (Cost $1,146,066)		1,146,066
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $28,865,087)		28,298,076
OTHER ASSETS AND LIABILITIES — 1.2%		329,874
TOTAL NET ASSETS — 100.0%		$28,627,950

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	5	June 2024	$534,531	$927
U.S. Treasury Ultra Bonds	14	June 2024	1,790,250	13,914
			$2,324,781	$14,841
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	25	June 2024	$2,854,297	$(7,408)
U.S. Treasury Long Bonds	2	June 2024	238,500	(1,347)
			$3,092,797	$(8,755)
^Amount represents value and unrealized appreciation (depreciation).

46

Emerging Markets Bond ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazilian Government International Bond	Buy	(1.00)%	12/20/28	$660,000	$21,666	$(15,794)	$5,872
Chile Government International Bond	Buy	(1.00)%	12/20/28	$382,000	(5,182)	(4,523)	(9,705)
Colombia Government International Bond	Buy	(1.00)%	12/20/28	$670,000	34,000	(18,787)	15,213
Markit CDX Emerging Markets Index Series 39	Buy	(1.00)%	6/20/28	$710,000	26,875	(14,706)	12,169
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$627,200	8,019	(55,419)	(47,400)
Mexico Government International Bond	Buy	(1.00)%	12/20/28	$995,000	7,752	(16,389)	(8,637)
Republic of South Africa Government International Bond	Buy	(1.00)%	12/20/28	$861,000	55,637	(10,892)	44,745
					$148,767	$(136,510)	$12,257
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

47

Emerging Markets Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,201,852, which represented 39.1% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $76,667. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $550,653.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $78,720.

See Notes to Financial Statements.
48

FEBRUARY 29, 2024 (UNAUDITED)

Multisector Floating Income ETF
	Principal Amount/Shares	Value
COLLATERALIZED LOAN OBLIGATIONS — 35.1%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 6/15/36(1)	$83,974	$81,851
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.04%, (1-month SOFR plus 1.71%), 6/15/36(1)	247,000	239,741
ACRES Commercial Realty Ltd., Series 2021-FL2, Class A, VRN, 6.84%, (1-month SOFR plus 1.51%), 1/15/37(1)	217,136	216,785
AMMC CLO 21 Ltd., Series 2017-21A, Class A, VRN, 6.83%, (3-month SOFR plus 1.51%), 11/2/30(1)	153,797	153,960
AMMC CLO 22 Ltd., Series 2018-22A, Class A, VRN, 6.62%, (3-month SOFR plus 1.29%), 4/25/31(1)	170,060	170,230
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.18%, (3-month SOFR plus 1.86%), 4/30/31(1)	250,000	251,079
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R, VRN, 6.75%, (3-month SOFR plus 1.43%), 10/20/31(1)	249,323	250,063
Apidos CLO XXVI Ltd., Series 2017-26A, Class BR, VRN, 7.51%, (3-month SOFR plus 2.21%), 7/18/29(1)	150,000	150,068
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.40%, (1-month SOFR plus 1.08%), 12/15/35(1)	74,567	74,126
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, VRN, 6.50%, (1-month SOFR plus 1.18%), 8/15/34(1)	150,000	149,296
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	200,000	198,875
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, VRN, 7.17%, (1-month SOFR plus 1.85%), 5/15/37(1)	200,000	200,845
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 6.57%, (30-day average SOFR plus 1.25%), 1/20/37(1)	178,815	176,949
Barings CLO Ltd., Series 2015-IA, Class AR, VRN, 6.57%, (3-month SOFR plus 1.25%), 1/20/31(1)	222,798	223,264
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.71%, (3-month SOFR plus 2.40%), 7/15/31(1)	245,959	244,528
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class BR, VRN, 7.33%, (3-month SOFR plus 2.01%), 7/20/31(1)	250,000	251,083
BSPRT Issuer Ltd., Series 2021-FL6, Class A, VRN, 6.53%, (1-month SOFR plus 1.21%), 3/15/36(1)	186,374	183,994
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	99,984
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(1)	100,962	100,943
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 6.69%, (3-month SOFR plus 1.37%), 1/22/31(1)	213,549	213,933
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 6.63%, (3-month SOFR plus 1.31%), 7/15/31(1)	240,574	241,094
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.90%, (1-month SOFR plus 2.58%), 8/17/37(1)	200,000	200,951
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.61%, (1-month SOFR plus 1.29%), 9/15/37(1)	56,584	56,565
Grippen Park CLO Ltd., Series 2017-1A, Class A, VRN, 6.84%, (3-month SOFR plus 1.52%), 1/20/30(1)	98,970	99,049
HGI CRE CLO Ltd., Series 2021-FL1, Class A, VRN, 6.49%, (1-month SOFR plus 1.16%), 6/16/36(1)	78,804	78,051
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 6.44%, (1-month SOFR plus 1.11%), 9/17/36(1)	109,640	108,988
LCM XV LP, Series 15A, Class AR2, VRN, 6.58%, (3-month SOFR plus 1.26%), 7/20/30(1)	126,697	126,982
49

Multisector Floating Income ETF
	Principal Amount/Shares	Value
Magnetite XII Ltd., Series 2015-12A, Class ARR, VRN, 6.68%, (3-month SOFR plus 1.36%), 10/15/31(1)	$247,798	$248,469
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 7.53%, (1-month SOFR plus 2.21%), 11/15/35(1)	200,000	197,900
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CR, VRN, 7.63%, (3-month SOFR plus 2.31%), 7/20/30(1)	250,000	250,593
OFSI BSL VIII Ltd., Series 2017-1A, Class AR, VRN, 6.58%, (3-month SOFR plus 1.26%), 8/16/29(1)	39,585	39,623
OHA Loan Funding Ltd., Series 2013-1A, Class A1R2, VRN, 6.67%, (3-month SOFR plus 1.35%), 7/23/31(1)	198,347	198,845
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 6.71%, (3-month SOFR plus 1.39%), 1/17/31(1)	207,243	207,533
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 11/25/36(1)	138,325	136,590
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	91,630	92,075
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.77%, (3-month SOFR plus 1.45%), 10/20/30(1)	75,494	75,537
Saranac CLO VII Ltd., Series 2014-2A, Class A1AR, VRN, 6.81%, (3-month SOFR plus 1.49%), 11/20/29(1)	117,323	117,486
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.22%, (3-month SOFR plus 1.91%), 8/15/30(1)	250,000	250,586
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.07%, (1-month SOFR plus 2.75%), 5/19/38(1)	90,000	89,839
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 6.56%, (3-month SOFR plus 1.23%), 4/25/31(1)	200,626	201,147
Voya CLO Ltd., Series 2016-2A, Class A2R, VRN, 7.32%, (3-month SOFR plus 2.01%), 7/19/28(1)	250,000	250,325
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.56%, (3-month SOFR plus 1.24%), 7/20/30(1)	229,572	229,517
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,077,513)		7,129,342
U.S. TREASURY SECURITIES — 24.7%
U.S. Treasury Floating Rate Notes, VRN, 5.47%, (3-month USBMMY plus 0.14%), 10/31/24	1,000,000	1,000,472
U.S. Treasury Floating Rate Notes, VRN, 5.53%, (3-month USBMMY plus 0.20%), 1/31/25	1,000,000	1,001,203
U.S. Treasury Floating Rate Notes, VRN, 5.50%, (3-month USBMMY plus 0.17%), 10/31/25	1,000,000	999,948
U.S. Treasury Notes, 5.00%, 10/31/25	2,000,000	2,007,734
TOTAL U.S. TREASURY SECURITIES (Cost $5,022,027)		5,009,357
COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class B, VRN, 6.77%, (1-month SOFR plus 1.45%), 9/15/34(1)	100,000	99,714
BFLD Trust, Series 2019-DPLO, Class A, VRN, 6.52%, (1-month SOFR plus 1.20%), 10/15/34(1)	300,000	299,506
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 6.12%, (1-month SOFR plus 0.80%), 10/15/38(1)	175,934	174,303
BX Mortgage Trust, Series 2022-MVRK, Class A, VRN, 6.78%, (1-month SOFR plus 1.47%), 3/15/39(1)	247,216	245,503
BX Trust, Series 2018-BILT, Class A, VRN, 6.42%, (1-month SOFR plus 1.10%), 5/15/30(1)	200,000	199,880
BX Trust, Series 2018-GW, Class A, VRN, 6.42%, (1-month SOFR plus 1.10%), 5/15/35(1)	300,000	298,813
BX Trust, Series 2021-SDMF, Class A, VRN, 6.02%, (1-month SOFR plus 0.70%), 9/15/34(1)	239,813	236,986
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, VRN, 6.60%, (1-month SOFR plus 1.28%), 5/15/36(1)	204,491	204,473
50

Multisector Floating Income ETF
	Principal Amount/Shares	Value
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 6.19%, (1-month SOFR plus 0.87%), 10/15/38(1)	$199,996	$198,406
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class A, VRN, 6.54%, (1-month SOFR plus 1.22%), 7/15/25(1)	155,511	154,950
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 7.07%, (1-month SOFR plus 1.75%), 7/15/25(1)	91,477	90,803
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, VRN, 6.68%, (1-month SOFR plus 1.36%), 11/15/36(1)	200,000	196,811
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 6.38%, (1-month SOFR plus 1.06%), 12/15/36(1)	200,000	198,427
Hilton Orlando Trust, Series 2018-ORL, Class A, VRN, 6.38%, (1-month SOFR plus 1.07%), 12/15/34(1)	250,000	249,822
Life Mortgage Trust, Series 2021-BMR, Class A, VRN, 6.13%, (1-month SOFR plus 0.81%), 3/15/38(1)	196,594	194,571
Med Trust, Series 2021-MDLN, Class A, VRN, 6.38%, (1-month SOFR plus 1.06%), 11/15/38(1)	199,045	197,719
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 8.11%, (1-month SOFR plus 2.79%), 11/15/27(1)	200,000	201,061
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,407,604)		3,441,748
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.0%
Private Sponsor Collateralized Mortgage Obligations — 0.8%
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.02%, (30-day average SOFR plus 2.70%), 10/25/33(1)	69,222	69,434
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(1)	93,731	94,457
		163,891
U.S. Government Agency Collateralized Mortgage Obligations — 10.2%
FHLMC, Series 2021-DNA6, Class M1, VRN, 6.12%, (30-day average SOFR plus 0.80%), 10/25/41(1)	228,098	228,123
FHLMC, Series 2023-DNA1, Class M1A, VRN, 7.42%, (30-day average SOFR plus 2.10%), 3/25/43(1)	234,119	238,942
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)	250,478	252,703
FHLMC, Series 4619, Class NF, VRN, 5.84%, (30-day average SOFR plus 0.51%), 3/15/44	485,234	474,777
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	226,156	227,295
FNMA, Series 2017-C05, Class 1M2B, VRN, 7.64%, (30-day average SOFR plus 2.31%), 1/25/30	43,458	43,550
FNMA, Series 2022-R04, Class 1M1, VRN, 7.32%, (30-day average SOFR plus 2.00%), 3/25/42(1)	165,217	167,524
FNMA, Series 2023-R04, Class 1M1, VRN, 7.62%, (30-day average SOFR plus 2.30%), 5/25/43(1)	87,463	89,636
FNMA, Series 2023-R06, Class 1M1, VRN, 7.02%, (30-day average SOFR plus 1.70%), 7/25/43(1)	94,569	95,320
FNMA, Series 2024-R01, Class 1M1, VRN, 6.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)	245,740	245,939
		2,063,809
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,215,117)		2,227,700
ASSET-BACKED SECURITIES — 4.8%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, VRN, 5.78%, (1-month SOFR plus 0.46%), 9/15/45(1)	6,106	6,079
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3, VRN, 6.67%, (90-day average SOFR plus 1.31%), 11/25/33	57,233	57,355
51

Multisector Floating Income ETF
	Principal Amount/Shares	Value
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 6.05%, (1-month SOFR plus 0.73%), 4/22/26	$600,000	$600,447
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/26(1)	44,839	44,725
Invitation Homes Trust, Series 2018-SFR4, Class A, VRN, 6.53%, (1-month SOFR plus 1.21%), 1/17/38(1)	169,126	169,714
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 6.88%, (1-month SOFR plus 1.56%), 7/16/40(1)	41,030	41,208
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 6.15%, (3-month SOFR plus 0.81%), 11/28/35	55,039	54,768
TOTAL ASSET-BACKED SECURITIES (Cost $969,079)		974,296
SHORT-TERM INVESTMENTS — 6.5%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	558,764	558,764
Treasury Bills(2) — 3.8%
U.S. Treasury Bills, 4.96%, 2/20/25(3)	$800,000	762,433
TOTAL SHORT-TERM INVESTMENTS (Cost $1,321,463)		1,321,197
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $20,012,803)		20,103,640
OTHER ASSETS AND LIABILITIES — 1.0%		196,233
TOTAL NET ASSETS — 100.0%		$20,299,873

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	11	June 2024	$2,252,250	$1,468
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,314,894, which represented 60.7% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $14,296.

See Notes to Financial Statements.
52

FEBRUARY 29, 2024 (UNAUDITED)

Multisector Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 47.4%
Aerospace and Defense — 1.1%
Boeing Co., 4.875%, 5/1/25	$855,000	$847,317
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	305,000	309,610
Bombardier, Inc., 8.75%, 11/15/30(1)	220,000	230,727
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	90,000	97,434
TransDigm, Inc., 4.625%, 1/15/29	395,000	362,563
TransDigm, Inc., 6.625%, 3/1/32(1)	200,000	201,500
		2,049,151
Automobiles — 1.2%
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	460,000	459,285
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	250,000	259,241
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	326,743
General Motors Financial Co., Inc., 5.40%, 4/6/26	590,000	590,428
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	655,000	682,645
		2,318,342
Banks — 8.4%
Banco Santander SA, 6.94%, 11/7/33	600,000	654,735
Bank of America Corp., VRN, 5.82%, 9/15/29	270,000	275,244
Bank of America Corp., VRN, 5.29%, 4/25/34	235,000	231,756
Bank of America Corp., VRN, 5.47%, 1/23/35	1,210,000	1,206,956
Barclays PLC, VRN, 7.39%, 11/2/28	375,000	396,539
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	545,000	544,996
BNP Paribas SA, VRN, 5.89%, 12/5/34(1)	5,000	5,114
BPCE SA, 5.15%, 7/21/24(1)	735,000	731,722
BPCE SA, VRN, 7.00%, 10/19/34(1)	425,000	453,897
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	760,000	757,615
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	250,000	259,684
Citigroup, Inc., VRN, 5.17%, 2/13/30	135,000	133,657
Comerica, Inc., VRN, 5.98%, 1/30/30	161,000	158,143
Danske Bank AS, VRN, 5.71%, 3/1/30(1)(3)	362,000	362,949
Discover Bank, 3.45%, 7/27/26	485,000	460,069
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	94,000	96,490
Fifth Third Bank NA, 3.85%, 3/15/26	200,000	192,707
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	430,000	466,415
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	86,000	87,415
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	675,000	679,614
Huntington Bancshares, Inc., VRN, 6.21%, 8/21/29	365,000	371,322
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	345,000	342,842
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	405,000	409,785
JPMorgan Chase & Co., VRN, 6.07%, 10/22/27	425,000	433,266
JPMorgan Chase & Co., VRN, 5.04%, 1/23/28	515,000	512,408
KeyCorp, VRN, 3.88%, 5/23/25	465,000	460,319
Morgan Stanley Bank NA, VRN, 4.95%, 1/14/28	490,000	487,672
NatWest Group PLC, VRN, 6.48%, 6/1/34(3)	720,000	720,913
Societe Generale SA, VRN, 6.07%, 1/19/35(1)	981,000	967,655
Truist Bank, VRN, 2.64%, 9/17/29	731,000	697,524
Truist Financial Corp., VRN, 7.16%, 10/30/29	385,000	407,624
53

Multisector Income ETF
	Principal Amount/Shares	Value
U.S. Bancorp, VRN, 6.79%, 10/26/27	$740,000	$764,789
U.S. Bancorp, VRN, 5.78%, 6/12/29	159,000	160,719
Wells Fargo & Co., VRN, 6.30%, 10/23/29	10,000	10,369
Wells Fargo & Co., VRN, 5.39%, 4/24/34	391,000	384,701
Wells Fargo & Co., VRN, 5.56%, 7/25/34	670,000	667,653
		15,955,278
Biotechnology — 0.2%
Amgen, Inc., 5.25%, 3/2/30	480,000	483,804
Broadline Retail — 0.5%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	625,000	582,328
Prosus NV, 4.85%, 7/6/27	300,000	289,593
		871,921
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	765,000	723,095
Standard Industries, Inc., 4.375%, 7/15/30(1)	280,000	249,904
		972,999
Capital Markets — 3.6%
ARES Capital Corp., 7.00%, 1/15/27	865,000	882,575
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	200,000	217,033
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	470,000	485,400
Blue Owl Capital Corp., 3.40%, 7/15/26	843,000	785,392
Blue Owl Capital Corp., 5.95%, 3/15/29	167,000	163,255
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)	1,470,000	1,502,166
Charles Schwab Corp., VRN, 6.20%, 11/17/29	168,000	173,537
Charles Schwab Corp., VRN, 6.14%, 8/24/34	85,000	88,120
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	435,000	455,970
Golub Capital BDC, Inc., 7.05%, 12/5/28	615,000	626,959
Golub Capital BDC, Inc., 6.00%, 7/15/29	230,000	223,391
Morgan Stanley, VRN, 6.34%, 10/18/33	815,000	864,091
Nasdaq, Inc., 5.55%, 2/15/34	295,000	297,204
		6,765,093
Chemicals — 0.6%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	609,000	626,671
Tronox, Inc., 4.625%, 3/15/29(1)	570,000	505,291
		1,131,962
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	515,000	512,347
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	590,000	469,198
		981,545
Communications Equipment — 0.4%
Cisco Systems, Inc., 4.95%, 2/26/31	660,000	660,520
Cisco Systems, Inc., 5.30%, 2/26/54	119,000	120,536
		781,056
Construction and Engineering — 0.2%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	295,000	314,080
Construction Materials — 0.2%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	300,000	311,576
Consumer Finance — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	965,000	974,310
54

Multisector Income ETF
	Principal Amount/Shares	Value
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	$650,000	$659,823
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	420,000	414,221
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	197,000	201,755
Capital One Financial Corp., VRN, 7.15%, 10/29/27	339,000	351,479
Navient Corp., 5.875%, 10/25/24	385,000	384,358
Synchrony Financial, 4.25%, 8/15/24	486,000	481,583
		3,467,529
Containers and Packaging — 1.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	1,015,000	1,009,152
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	583,000	591,593
Sealed Air Corp., 5.00%, 4/15/29(1)	760,000	720,646
		2,321,391
Distributors — 0.3%
LKQ Corp., 6.25%, 6/15/33	555,000	570,720
Diversified REITs — 2.0%
Agree LP, 2.90%, 10/1/30	440,000	375,309
Brixmor Operating Partnership LP, 3.90%, 3/15/27	850,000	811,225
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	44,757
Kite Realty Group LP, 5.50%, 3/1/34	88,000	86,072
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/1/29(1)(3)	277,000	275,551
Store Capital LLC, 4.50%, 3/15/28	232,000	217,284
Store Capital LLC, 4.625%, 3/15/29	233,000	217,613
Store Capital LLC, 2.70%, 12/1/31	1,040,000	811,042
VICI Properties LP, 4.375%, 5/15/25	485,000	476,752
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	465,000	417,429
		3,733,034
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 5.40%, 2/15/34	1,265,000	1,267,154
AT&T, Inc., 4.50%, 5/15/35	60,000	55,276
Sprint Capital Corp., 8.75%, 3/15/32	385,000	465,283
		1,787,713
Electric Utilities — 0.8%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 2/15/39(1)	350,000	371,912
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	309,000	314,355
Pacific Gas & Electric Co., 6.40%, 6/15/33	50,000	52,025
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	542,213
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	303,064	270,859
		1,551,364
Entertainment — 0.3%
Warnermedia Holdings, Inc., 6.41%, 3/15/26	510,000	509,959
Warnermedia Holdings, Inc., 3.76%, 3/15/27	17,000	16,091
		526,050
Financial Services — 0.4%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	444,891
Radian Group, Inc., 6.20%, 5/15/29(3)	383,000	384,353
		829,244
Food Products — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 1/15/27	340,000	312,153
55

Multisector Income ETF
	Principal Amount/Shares	Value
Ground Transportation — 0.3%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	$545,000	$545,977
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	470,000	444,191
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	440,000	460,350
Medline Borrower LP, 3.875%, 4/1/29(1)	475,000	426,312
		1,330,853
Health Care Providers and Services — 1.5%
Centene Corp., 4.625%, 12/15/29	480,000	454,706
IQVIA, Inc., 6.50%, 5/15/30(1)	368,000	373,561
Owens & Minor, Inc., 6.625%, 4/1/30(1)	690,000	667,423
Star Parent, Inc., 9.00%, 10/1/30(1)	529,000	558,952
Tenet Healthcare Corp., 6.25%, 2/1/27	100,000	99,846
Tenet Healthcare Corp., 6.125%, 10/1/28	367,000	363,152
Tenet Healthcare Corp., 4.25%, 6/1/29	360,000	331,413
		2,849,053
Hotels, Restaurants and Leisure — 2.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	665,000	607,558
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	255,000	261,438
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	157,000	158,273
Churchill Downs, Inc., 5.75%, 4/1/30(1)	480,000	461,511
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	725,000	742,560
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	525,000	546,244
Station Casinos LLC, 4.625%, 12/1/31(1)	660,000	587,377
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	580,000	568,172
		3,933,133
Independent Power and Renewable Electricity Producers — 0.2%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	450,000	362,040
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	525,000	542,484
Insurance — 1.2%
Athene Global Funding, 2.51%, 3/8/24(1)	660,000	659,719
Athene Global Funding, 5.68%, 2/23/26(1)	755,000	754,929
GA Global Funding Trust, 5.50%, 1/8/29(1)	445,000	440,006
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	390,000	356,892
		2,211,546
IT Services — 1.1%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	907,000	855,004
Kyndryl Holdings, Inc., 2.70%, 10/15/28	467,000	409,468
Kyndryl Holdings, Inc., 6.35%, 2/20/34	842,000	850,345
		2,114,817
Life Sciences Tools and Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	632,000	647,010
Machinery — 0.5%
Chart Industries, Inc., 9.50%, 1/1/31(1)	544,000	584,887
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)	65,000	66,501
Ingersoll Rand, Inc., 5.70%, 8/14/33	229,000	233,053
		884,441
56

Multisector Income ETF
	Principal Amount/Shares	Value
Media — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	$475,000	$460,538
Cox Communications, Inc., 5.70%, 6/15/33(1)	221,000	221,400
Directv Financing LLC, 8.875%, 2/1/30(1)	1,175,000	1,184,083
Fox Corp., 6.50%, 10/13/33	810,000	851,189
Gray Television, Inc., 7.00%, 5/15/27(1)(2)	295,000	266,943
Gray Television, Inc., 4.75%, 10/15/30(1)	325,000	209,753
Gray Television, Inc., 5.375%, 11/15/31(1)	380,000	246,240
Paramount Global, 6.875%, 4/30/36	385,000	353,432
Paramount Global, 5.90%, 10/15/40	50,000	40,682
TEGNA, Inc., 5.00%, 9/15/29	390,000	343,598
Warner Media LLC, 3.80%, 2/15/27	334,000	309,561
		4,487,419
Metals and Mining — 0.8%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	43,000	45,096
ATI, Inc., 4.875%, 10/1/29	305,000	281,299
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	705,000	700,722
South32 Treasury Ltd., 4.35%, 4/14/32(1)	520,000	465,719
		1,492,836
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	19,000	18,734
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	403,000	371,309
		390,043
Oil, Gas and Consumable Fuels — 5.1%
3R Lux SARL, 9.75%, 2/5/31(1)	300,000	310,588
Antero Resources Corp., 5.375%, 3/1/30(1)	660,000	629,609
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/25(1)	395,000	398,773
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	267,000	268,268
Civitas Resources, Inc., 8.375%, 7/1/28(1)	800,000	838,139
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	620,000	631,761
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	40,000	39,387
Ecopetrol SA, 5.375%, 6/26/26	395,000	389,012
EnLink Midstream LLC, 6.50%, 9/1/30(1)	542,000	556,033
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	405,000	414,656
Geopark Ltd., 5.50%, 1/17/27(1)	215,000	194,994
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	200,000	205,265
MEG Energy Corp., 5.875%, 2/1/29(1)	470,000	458,624
Occidental Petroleum Corp., 6.375%, 9/1/28	765,000	793,160
Occidental Petroleum Corp., 6.125%, 1/1/31	684,000	702,095
ONEOK, Inc., 6.05%, 9/1/33	215,000	221,663
Petroleos Mexicanos, 5.95%, 1/28/31	535,000	415,634
Raizen Fuels Finance SA, 5.30%, 1/20/27(1)	300,000	298,852
Southwestern Energy Co., 5.375%, 3/15/30	700,000	669,718
Southwestern Energy Co., 4.75%, 2/1/32	240,000	218,176
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	645,000	688,111
Viper Energy, Inc., 7.375%, 11/1/31(1)	305,000	314,316
		9,656,834
57

Multisector Income ETF
	Principal Amount/Shares	Value
Passenger Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	$411,744	$396,548
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	266,250	264,089
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	535,000	505,570
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	465,500	465,997
		1,632,204
Personal Care Products — 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	590,000	600,027
Pharmaceuticals — 0.5%
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(1)	1,095,000	939,302
Real Estate Management and Development — 0.2%
Newmark Group, Inc., 7.50%, 1/12/29(1)	348,000	354,142
Retail REITs — 0.6%
Kite Realty Group Trust, 4.75%, 9/15/30	285,000	269,178
NNN REIT, Inc., 5.60%, 10/15/33	185,000	184,622
SITE Centers Corp., 3.625%, 2/1/25	334,000	328,670
SITE Centers Corp., 4.70%, 6/1/27	440,000	432,996
		1,215,466
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31	865,000	716,183
Software — 0.2%
Open Text Corp., 6.90%, 12/1/27(1)	311,000	321,336
Specialized REITs — 0.8%
American Tower Corp., 5.55%, 7/15/33	230,000	229,952
EPR Properties, 4.50%, 6/1/27	495,000	468,170
Iron Mountain, Inc., 5.625%, 7/15/32(1)	970,000	902,623
		1,600,745
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.35%, 11/27/28	530,000	554,786
Trading Companies and Distributors — 0.7%
Aircastle Ltd., 6.50%, 7/18/28(1)	880,000	889,590
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	505,000	508,140
		1,397,730
Transportation Infrastructure — 0.5%
Aon North America, Inc., 5.30%, 3/1/31(3)	945,000	944,372
Wireless Telecommunication Services — 0.0%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	173,000	98,875
TOTAL CORPORATE BONDS (Cost $89,246,140)		89,859,659
U.S. TREASURY SECURITIES — 16.7%
U.S. Treasury Notes, 4.50%, 11/30/24(4)	600,000	596,787
U.S. Treasury Notes, 1.00%, 12/15/24(4)	1,000,000	968,162
U.S. Treasury Notes, 4.375%, 8/15/26	8,800,000	8,772,156
U.S. Treasury Notes, 4.625%, 9/15/26	5,355,000	5,370,688
U.S. Treasury Notes, 4.625%, 11/15/26	2,100,000	2,108,162
U.S. Treasury Notes, 4.375%, 12/15/26	4,300,000	4,291,938
U.S. Treasury Notes, 4.00%, 1/15/27	4,000,000	3,953,594
58

Multisector Income ETF
	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.125%, 2/15/27	$1,000,000	$991,836
U.S. Treasury Notes, 4.375%, 11/30/28	2,530,000	2,541,168
U.S. Treasury Notes, 2.875%, 4/30/29	1,155,000	1,080,895
U.S. Treasury Notes, 3.875%, 11/30/29	440,000	431,080
U.S. Treasury Notes, 0.625%, 5/15/30	585,000	469,748
TOTAL U.S. TREASURY SECURITIES (Cost $31,609,929)		31,576,214
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.6%
FHLMC, 2.00%, 3/1/37	1,852,948	1,647,108
FHLMC, 3.50%, 2/1/49	2,143,785	1,940,769
FHLMC, 3.50%, 3/1/52	2,550,331	2,273,021
FHLMC, 5.00%, 6/1/52	234,766	228,081
FHLMC, 6.00%, 1/1/53	1,627,682	1,637,843
FHLMC, 6.50%, 11/1/53	2,121,452	2,160,790
FNMA, 3.00%, 2/1/52	1,700,206	1,466,302
FNMA, 3.50%, 3/1/52	3,190,163	2,849,705
FNMA, 3.50%, 4/1/52	3,480,135	3,100,259
FNMA, 6.00%, 9/1/53	1,518,991	1,528,019
FNMA, 6.00%, 9/1/53	1,105,459	1,114,027
GNMA, 2.50%, 9/20/51	417,461	353,677
GNMA, 2.50%, 12/20/51	2,082,323	1,764,153
		22,063,754
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,737,834)		22,063,754
COLLATERALIZED LOAN OBLIGATIONS — 6.6%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 6/15/36(1)	387,122	377,334
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.04%, (1-month SOFR plus 1.71%), 6/15/36(1)	284,500	276,139
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.13%, (3-month SOFR plus 2.81%), 4/17/31(1)	725,000	722,435
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.48%, (3-month SOFR plus 2.16%), 7/22/32(1)	250,000	249,127
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.18%, (3-month SOFR plus 1.86%), 4/30/31(1)	500,000	502,159
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.40%, (1-month SOFR plus 1.08%), 12/15/35(1)	372,834	370,630
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	262,500	261,023
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/15/30(1)	500,000	500,245
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 10/17/32(1)	500,000	499,906
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	428,000	427,932
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/31(1)	113,724	113,721
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(1)	227,164	227,122
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 9.23%, (3-month SOFR plus 3.91%), 7/20/30(1)	500,000	498,020
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.43%, (3-month SOFR plus 2.11%), 11/16/30(1)	200,000	199,425
59

Multisector Income ETF
	Principal Amount/Shares	Value
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.27%, (3-month SOFR plus 1.96%), 11/15/28(1)	$300,000	$297,186
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.42%, (3-month SOFR plus 2.11%), 5/15/32(1)	500,000	498,429
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.83%, (1-month SOFR plus 2.51%), 9/15/37(1)	197,000	192,840
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.84%, (1-month SOFR plus 1.51%), 6/16/36(1)	603,000	588,112
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.32%, (3-month SOFR plus 2.00%), 7/20/31(1)	625,000	624,948
Magnetite XII Ltd., Series 2015-12A, Class ARR, VRN, 6.68%, (3-month SOFR plus 1.36%), 10/15/31(1)	346,917	347,856
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, VRN, 7.93%, (1-month SOFR plus 2.61%), 7/15/36(1)	400,000	380,984
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.57%, (3-month SOFR plus 2.26%), 7/19/30(1)	300,000	298,895
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.08%, (3-month SOFR plus 1.76%), 10/17/31(1)	415,000	415,380
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.07%, (3-month SOFR plus 2.75%), 7/24/31(1)	255,000	255,323
PFP Ltd., Series 2022-9, Class A, VRN, 7.60%, (1-month SOFR plus 2.27%), 8/19/35(1)	759,000	761,826
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	606,593	609,539
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.61%, (1-month SOFR plus 2.30%), 6/17/37(1)	305,578	305,556
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.07%, (1-month SOFR plus 2.75%), 5/19/38(1)	224,500	224,099
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.38%, (3-month SOFR plus 2.06%), 1/15/30(1)	300,000	298,602
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.48%, (3-month SOFR plus 2.16%), 12/28/29(1)	350,000	350,003
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 3/15/38(1)	548,785	538,556
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.98%, (3-month SOFR plus 2.66%), 9/15/30(1)	350,000	350,004
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,407,453)		12,563,356
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Private Sponsor Collateralized Mortgage Obligations — 3.2%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	172,730	164,345
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	450,318	418,891
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	600,000	408,485
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	481,663	404,725
Angel Oak Mortgage Trust, Series 2021-6, Class A2, VRN, 1.58%, 9/25/66(1)	1,020,128	832,904
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)	564,991	470,727
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 7.39%, (1-month SOFR plus 2.06%), 7/25/29(1)	114,126	114,304
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	282,741	239,266
FARM 21-1 Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	543,136	383,946
60

Multisector Income ETF
		Principal Amount/Shares	Value
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)		$343,016	$311,736
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)		117,174	95,162
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(1)		78,109	78,714
OBX Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.36%, 5/25/61(1)		1,073,171	845,161
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.17%, (30-day average SOFR plus 1.85%), 11/25/31(1)		132,727	132,806
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.34%, (1-month SOFR plus 4.01%), 8/25/33(1)		99,761	100,094
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 7.22%, (30-day average SOFR plus 1.90%), 2/25/34(1)		19,817	19,826
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)		325,000	331,585
Verus Securitization Trust, Series 2021-7, Class A2, VRN, 2.14%, 10/25/66(1)		972,275	799,785
			6,152,462
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.17%, (30-day average SOFR plus 0.85%), 9/25/41(1)		345,982	344,662
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 4/25/42(1)		313,073	317,201
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)		164,051	165,740
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)		217,916	219,852
FNMA, Series 2022-R03, Class 1M1, VRN, 7.42%, (30-day average SOFR plus 2.10%), 3/25/42(1)		188,922	191,675
FNMA, Series 2022-R09, Class 2M1, VRN, 7.82%, (30-day average SOFR plus 2.50%), 9/25/42(1)		286,855	291,607
FNMA, Series 2024-R01, Class 1M1, VRN, 6.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)		933,811	934,568
			2,465,305
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,685,775)			8,617,767
ASSET-BACKED SECURITIES — 4.0%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		415,863	345,078
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	355,375
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)		350,000	348,660
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		379,303	330,711
CARS-DB4 LP, Series 2020-1A, Class A1, SEQ, 2.69%, 2/15/50(1)		210,363	203,620
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		100,000	96,257
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	90,871
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		192,556	175,731
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		226,445	213,089
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		501,294	398,438
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	450,000	306,759
61

Multisector Income ETF
		Principal Amount/Shares	Value
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	$236,769
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$550,000	499,498
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	614,868
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		286,773	263,370
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	475,432
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		239,258	218,037
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		323,110	275,897
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		234,301	205,045
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		212,452	188,253
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, 3.57%, 11/15/46(1)		254,241	214,561
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		276,648	265,047
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		159,168	141,031
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		416,650	351,951
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		167,000	152,524
Trinity Rail Leasing LP, Series 2009-1A, Class A, SEQ, 6.66%, 11/16/39(1)		151,061	152,282
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		425,000	378,005
TOTAL ASSET-BACKED SECURITIES (Cost $8,046,790)			7,497,159
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)		991,000	674,418
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)		363,000	246,264
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)		400,000	336,669
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.45%, (1-month SOFR plus 3.13%), 6/15/40(1)		386,000	387,184
BX Trust, Series 2018-BILT, Class C, VRN, 6.84%, (1-month SOFR plus 1.52%), 5/15/30(1)		300,000	299,490
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.43%, (1-month SOFR plus 2.11%), 8/15/36(1)		250,000	219,052
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.52%, (1-month SOFR plus 2.20%), 5/15/36(1)		476,814	476,304
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.93%, (1-month SOFR plus 1.61%), 11/15/38(1)		232,000	230,673
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)		301,000	219,488
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.28%, (1-month SOFR plus 2.96%), 7/15/38(1)		294,737	294,742
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)		603,000	586,997
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 3.96%, 12/10/36(1)		207,000	201,545
62

Multisector Income ETF
	Principal Amount/Shares	Value
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.27%, (1-month SOFR plus 1.95%), 12/15/36(1)	$253,000	$252,552
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 7.07%, (1-month SOFR plus 1.75%), 7/15/25(1)	233,267	231,546
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	260,032
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	590,765	581,082
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.93%, (1-month SOFR plus 1.61%), 1/15/36(1)	229,000	214,605
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	250,000	255,114
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,971,925)		5,967,757
PREFERRED STOCKS — 2.1%
Banks — 1.5%
Barclays PLC, 8.00%	865,000	865,148
BNP Paribas SA, 5.97%	270,000	269,852
BNP Paribas SA, 6.625%(1)	235,000	235,905
Credit Agricole SA, 6.875%(1)	195,000	195,039
HSBC Holdings PLC, 6.375%	200,000	198,528
Lloyds Banking Group PLC, 7.50%	750,000	749,527
Wells Fargo & Co., 7.625%	286,000	303,340
		2,817,339
Capital Markets — 0.6%
Goldman Sachs Group, Inc., Series W, 7.50%	580,000	611,334
State Street Corp., Series F, 9.24%	505,000	506,255
		1,117,589
TOTAL PREFERRED STOCKS (Cost $3,861,641)		3,934,928
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Colombia — 0.3%
Colombia Government International Bonds, 4.50%, 3/15/29	$500,000	457,051
Mexico — 0.3%
Mexico Government International Bonds, 5.40%, 2/9/28	400,000	402,077
Mexico Government International Bonds, 5.00%, 5/7/29	100,000	98,493
		500,570
Panama — 0.1%
Panama Government International Bonds, 7.50%, 3/1/31	120,000	123,321
Panama Government International Bonds, 6.875%, 1/31/36	136,000	128,814
		252,135
Romania — 0.2%
Romania Government International Bonds, 6.625%, 2/17/28(1)	406,000	417,777
Saudi Arabia — 0.2%
Saudi Government International Bonds, 4.75%, 1/16/30(1)	400,000	393,603
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,007,231)		2,021,136
BANK LOAN OBLIGATIONS(5) — 0.6%
Entertainment — 0.2%
Caesars Entertainment Inc., Term Loan B, 8.66%, (3-month SOFR plus 3.25%), 2/6/30	317,600	318,483
Health Care Providers and Services — 0.2%
Star Parent, Inc., Term Loan B, 9.35%, (3-month SOFR plus 4.00%), 9/27/30	390,000	385,614
63

Multisector Income ETF
	Principal Amount/Shares	Value
Passenger Airlines — 0.2%
American Airlines, Inc., 2023 Term Loan B, 8.60%, (3-month SOFR plus 2.75%), 2/15/28	$480,150	$478,724
TOTAL BANK LOAN OBLIGATIONS (Cost $1,168,670)		1,182,821
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,331,195	5,331,195
State Street Navigator Securities Lending Government Money Market Portfolio(6)	752,993	752,993
TOTAL SHORT-TERM INVESTMENTS (Cost $6,084,188)		6,084,188
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $190,827,576)		191,368,739
OTHER ASSETS AND LIABILITIES — (1.0)%		(1,927,462)
TOTAL NET ASSETS — 100.0%		$189,441,277

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	128	June 2024	$14,136,000	$35,630
U.S. Treasury 10-Year Ultra Notes	149	June 2024	17,011,609	40,684
U.S. Treasury 2-Year Notes	128	June 2024	26,208,000	16,415
U.S. Treasury 5-Year Notes	144	June 2024	15,394,500	26,398
			$72,750,109	$119,127
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	23	June 2024	$2,742,750	$(15,488)
U.S. Treasury Ultra Bonds	1	June 2024	127,875	(979)
			$2,870,625	$(16,467)
^Amount represents value and unrealized appreciation (depreciation).

64

Multisector Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $82,142,102, which represented 43.4% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $782,927. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,284,783.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $814,701, which includes securities collateral of $61,708.

See Notes to Financial Statements.
65

FEBRUARY 29, 2024 (UNAUDITED)

Select High Yield ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 93.8%
Aerospace and Defense — 2.4%
Bombardier, Inc., 7.125%, 6/15/26(1)	$22,000	$22,199
Bombardier, Inc., 7.875%, 4/15/27(1)	89,000	89,169
Bombardier, Inc., 6.00%, 2/15/28(1)(2)	45,000	43,729
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	53,000	53,801
Howmet Aerospace, Inc., 5.95%, 2/1/37	50,000	50,816
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	37,000	40,057
TransDigm, Inc., 6.25%, 3/15/26(1)	146,000	145,929
TransDigm, Inc., 7.50%, 3/15/27	47,000	46,995
TransDigm, Inc., 5.50%, 11/15/27	186,000	179,785
TransDigm, Inc., 6.75%, 8/15/28(1)	28,000	28,370
TransDigm, Inc., 4.625%, 1/15/29	25,000	22,947
TransDigm, Inc., 4.875%, 5/1/29	95,000	87,358
Triumph Group, Inc., 9.00%, 3/15/28(1)	13,000	13,606
		824,761
Automobile Components — 1.1%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	105,000	101,878
Clarios Global LP, 6.75%, 5/15/25(1)	47,000	47,008
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)(2)	50,000	49,907
Goodyear Tire & Rubber Co., 9.50%, 5/31/25(2)	70,000	70,765
Goodyear Tire & Rubber Co., 5.00%, 5/31/26(2)	67,000	65,315
Patrick Industries, Inc., 4.75%, 5/1/29(1)(2)	47,000	43,067
		377,940
Automobiles — 1.5%
Ford Motor Co., 6.10%, 8/19/32	103,000	102,890
Ford Motor Co., 5.29%, 12/8/46(2)	45,000	38,955
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	186,596
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	192,834
		521,275
Banks — 1.0%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	70,000	69,535
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	47,000	44,844
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	24,000	26,033
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	24,000	26,436
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	47,000	44,432
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	53,000	45,546
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)(2)	53,000	44,045
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)(2)	47,000	43,931
		344,802
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	42,679
Broadline Retail — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	22,282
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	47,000	45,310
Macy's Retail Holdings LLC, 5.125%, 1/15/42	17,000	13,279
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	28,093
		108,964
66

Select High Yield ETF
	Principal Amount/Shares	Value
Building Products — 1.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	$49,000	$51,389
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	142,000	124,910
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30(1)	71,000	71,337
Griffon Corp., 5.75%, 3/1/28	69,000	66,826
Masonite International Corp., 3.50%, 2/15/30(1)	47,000	41,532
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	39,000	35,642
PGT Innovations, Inc., 4.375%, 10/1/29(1)	47,000	47,359
Standard Industries, Inc., 4.375%, 7/15/30(1)	151,000	134,770
Standard Industries, Inc., 3.375%, 1/15/31(1)	47,000	38,993
		612,758
Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 3/1/28(1)(2)	53,000	51,333
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	44,216
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24	70,000	69,624
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26(2)	27,000	26,335
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	117,000	107,626
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	42,253
MSCI, Inc., 3.625%, 9/1/30(1)	76,000	67,108
MSCI, Inc., 3.625%, 11/1/31(1)	39,000	33,806
		442,301
Chemicals — 2.2%
Avient Corp., 5.75%, 5/15/25(1)	33,000	32,839
Chemours Co., 5.75%, 11/15/28(1)(2)	50,000	43,906
Chemours Co., 4.625%, 11/15/29(1)	53,000	43,648
FXI Holdings, Inc., 12.25%, 11/15/26(1)	47,000	46,177
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	47,000	43,605
NOVA Chemicals Corp., 8.50%, 11/15/28(1)(2)	45,000	47,570
Olin Corp., 5.625%, 8/1/29(2)	14,000	13,711
Olin Corp., 5.00%, 2/1/30	47,000	43,974
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	100,000	106,380
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	47,000	43,006
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	47,000	42,790
Scotts Miracle-Gro Co., 4.00%, 4/1/31(2)	39,000	33,119
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	43,000	34,995
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	47,000	17,903
Tronox, Inc., 4.625%, 3/15/29(1)	47,000	41,664
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	63,732
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	41,268
		740,287
Commercial Services and Supplies — 2.9%
ADT Security Corp., 4.125%, 8/1/29(1)(2)	47,000	42,522
ADT Security Corp., 4.875%, 7/15/32(1)(2)	137,000	123,422
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	29,000	28,936
APX Group, Inc., 5.75%, 7/15/29(1)(2)	50,000	47,601
67

Select High Yield ETF
	Principal Amount/Shares	Value
Brink's Co., 4.625%, 10/15/27(1)	$70,000	$66,220
Garda World Security Corp., 7.75%, 2/15/28(1)	53,000	53,877
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	45,887
GFL Environmental, Inc., 4.75%, 6/15/29(1)(2)	24,000	22,492
GFL Environmental, Inc., 6.75%, 1/15/31(1)	48,000	49,157
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	48,000	38,172
Matthews International Corp., 5.25%, 12/1/25(1)	117,000	115,110
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	47,000	44,119
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	91,000	85,729
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)(2)	47,000	43,078
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)(2)	120,000	118,487
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(2)	78,000	75,725
		1,000,534
Communications Equipment — 0.3%
CommScope, Inc., 6.00%, 3/1/26(1)(2)	70,000	63,083
CommScope, Inc., 4.75%, 9/1/29(1)(2)	71,000	48,708
		111,791
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	52,000	55,363
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	42,000	44,300
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	88,000	83,935
		183,598
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	70,000	67,972
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)(2)	23,000	22,287
		90,259
Consumer Finance — 2.2%
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	24,000	24,579
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	50,000	47,501
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	144,723	137,668
Navient Corp., 5.875%, 10/25/24	47,000	46,922
Navient Corp., 6.75%, 6/25/25	47,000	47,320
Navient Corp., 5.50%, 3/15/29	47,000	42,594
Navient Corp., 9.375%, 7/25/30	100,000	104,619
OneMain Finance Corp., 6.875%, 3/15/25	117,000	118,265
OneMain Finance Corp., 7.125%, 3/15/26	22,000	22,374
OneMain Finance Corp., 9.00%, 1/15/29	46,000	48,356
OneMain Finance Corp., 7.875%, 3/15/30	73,000	74,303
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	53,000	38,773
		753,274
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	47,000	45,358
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	47,000	46,353
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)(2)	50,000	50,347
68

Select High Yield ETF
	Principal Amount/Shares	Value
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$47,000	$41,921
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	53,000	49,801
		233,780
Containers and Packaging — 1.7%
Ball Corp., 4.875%, 3/15/26	50,000	49,450
Ball Corp., 6.00%, 6/15/29	53,000	53,323
Ball Corp., 3.125%, 9/15/31	64,000	53,980
Berry Global, Inc., 4.50%, 2/15/26(1)	70,000	67,920
Berry Global, Inc., 4.875%, 7/15/26(1)	47,000	45,945
LABL, Inc., 9.50%, 11/1/28(1)	50,000	50,074
OI European Group BV, 4.75%, 2/15/30(1)	47,000	43,313
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	42,000	42,619
Sealed Air Corp., 5.125%, 12/1/24(1)	70,000	69,704
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	51,793
TriMas Corp., 4.125%, 4/15/29(1)	63,000	57,488
		585,609
Distributors — 0.6%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	46,081
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	42,701
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	53,000	55,782
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	43,000	44,545
		189,109
Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	35,258
Service Corp. International, 3.375%, 8/15/30	47,000	40,385
Service Corp. International, 4.00%, 5/15/31	47,000	41,342
		116,985
Diversified REITs — 1.9%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	47,000	42,553
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	47,000	44,013
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	49,000	50,939
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	39,000	34,911
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	68,000	55,722
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29(2)	79,000	58,943
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	25,000	16,761
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 6/1/25(1)	70,000	70,280
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	47,000	45,727
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	44,351
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	41,068
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)(2)	50,000	51,807
VICI Properties LP/VICI Note Co., Inc., 3.75%, 2/15/27(1)	68,000	64,030
VICI Properties LP/VICI Note Co., Inc., 4.625%, 12/1/29(1)	39,000	36,342
		657,447
69

Select High Yield ETF
	Principal Amount/Shares	Value
Diversified Telecommunication Services — 1.7%
Altice France SA, 5.125%, 7/15/29(1)	$250,000	$189,091
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)(2)	68,000	63,003
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)(2)	43,000	38,656
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	21,000	21,441
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	22,000	22,310
Hughes Satellite Systems Corp., 6.625%, 8/1/26(2)	39,000	25,740
Level 3 Financing, Inc., 10.50%, 5/15/30(1)(2)	14,000	14,420
Sprint Capital Corp., 6.875%, 11/15/28	47,000	50,024
Telecom Italia Capital SA, 6.00%, 9/30/34	47,000	43,655
Telecom Italia Capital SA, 7.20%, 7/18/36	47,000	46,760
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)(2)	70,000	58,357
		573,457
Electric Utilities — 1.8%
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	85,000	79,467
NRG Energy, Inc., 6.625%, 1/15/27(2)	33,000	33,038
NRG Energy, Inc., 5.25%, 6/15/29(1)	53,000	50,283
NRG Energy, Inc., 3.625%, 2/15/31(1)	133,000	111,978
NRG Energy, Inc., 7.00%, 3/15/33(1)	14,000	14,592
PG&E Corp., 5.00%, 7/1/28(2)	47,000	44,873
PG&E Corp., 5.25%, 7/1/30	47,000	44,231
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	68,287
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	70,000	67,174
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	42,923
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	46,000	47,622
		604,468
Electrical Equipment — 0.4%
Atkore, Inc., 4.25%, 6/1/31(1)	70,000	61,560
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	25,000	25,171
WESCO Distribution, Inc., 7.25%, 6/15/28(1)(2)	33,000	33,754
		120,485
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp., 5.00%, 12/15/29(1)	44,000	41,072
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	129,856
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	117,000	106,711
TTM Technologies, Inc., 4.00%, 3/1/29(1)	53,000	47,244
		324,883
Energy Equipment and Services — 2.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	47,000	46,807
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	70,000	68,312
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	68,606
Enerflex Ltd., 9.00%, 10/15/27(1)	50,000	50,385
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	148,000	156,539
Nabors Industries, Inc., 7.375%, 5/15/27(1)(2)	47,000	46,872
Precision Drilling Corp., 6.875%, 1/15/29(1)	78,000	77,112
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	16,875	16,828
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	45,000	46,218
Transocean, Inc., 7.25%, 11/1/25(1)	50,000	49,303
Transocean, Inc., 8.75%, 2/15/30(1)	47,700	49,015
70

Select High Yield ETF
	Principal Amount/Shares	Value
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	$47,000	$46,801
Valaris Ltd., 8.375%, 4/30/30(1)	43,000	44,128
Weatherford International Ltd., 8.625%, 4/30/30(1)	136,000	141,108
		908,034
Entertainment — 1.2%
Cinemark USA, Inc., 5.875%, 3/15/26(1)(2)	85,000	83,800
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	47,000	43,957
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	101,000	99,811
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	67,080
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	40,143
WMG Acquisition Corp., 3.875%, 7/15/30(1)	47,000	41,514
WMG Acquisition Corp., 3.00%, 2/15/31(1)(2)	47,000	39,291
		415,596
Financial Services — 1.5%
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	47,000	45,165
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	48,757
MGIC Investment Corp., 5.25%, 8/15/28	70,000	67,706
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)(2)	70,000	61,153
NCR Atleos Corp., 9.50%, 4/1/29(1)	46,000	48,702
NMI Holdings, Inc., 7.375%, 6/1/25(1)	47,000	47,421
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)(2)	47,000	42,134
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	47,000	42,429
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	49,000	50,200
Radian Group, Inc., 4.875%, 3/15/27	47,000	45,625
		499,292
Food Products — 1.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	52,263
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	47,000	45,641
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	44,712
Post Holdings, Inc., 5.75%, 3/1/27(1)	26,000	26,249
Post Holdings, Inc., 4.50%, 9/15/31(1)(2)	50,000	44,550
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)(2)	47,000	41,234
U.S. Foods, Inc., 6.875%, 9/15/28(1)	25,000	25,469
U.S. Foods, Inc., 4.75%, 2/15/29(1)	64,000	60,142
U.S. Foods, Inc., 7.25%, 1/15/32(1)(2)	25,000	25,841
		366,101
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	22,000	21,339
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	23,000	21,766
		43,105
Ground Transportation — 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)(2)	70,000	66,769
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	47,000	42,634
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	47,000	42,843
Hertz Corp., 5.00%, 12/1/29(1)(2)	47,000	36,059
71

Select High Yield ETF
	Principal Amount/Shares	Value
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	$30,000	$28,023
Uber Technologies, Inc., 7.50%, 9/15/27(1)	50,000	51,190
Uber Technologies, Inc., 4.50%, 8/15/29(1)	140,000	131,349
United Rentals North America, Inc., 4.875%, 1/15/28(2)	97,000	93,732
United Rentals North America, Inc., 3.875%, 2/15/31(2)	70,000	61,927
XPO, Inc., 7.125%, 6/1/31(1)	46,000	47,030
		601,556
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	42,176
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	48,127
Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	62,825
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	93,000	86,112
		239,240
Health Care Providers and Services — 4.4%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)(2)	97,000	93,505
Centene Corp., 4.25%, 12/15/27	117,000	111,419
Centene Corp., 4.625%, 12/15/29	71,000	67,259
CHS/Community Health Systems, Inc., 8.00%, 3/15/26(1)(2)	31,000	30,720
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	120,000	109,933
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)(2)	70,000	67,030
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	39,000	31,155
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	80,000	60,950
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	50,000	50,977
DaVita, Inc., 4.625%, 6/1/30(1)	140,000	123,282
DaVita, Inc., 3.75%, 2/15/31(1)	47,000	38,624
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	43,257
LifePoint Health, Inc., 9.875%, 8/15/30(1)(2)	45,000	46,743
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	47,000	40,457
Owens & Minor, Inc., 4.50%, 3/31/29(1)	47,000	42,050
Tenet Healthcare Corp., 4.875%, 1/1/26	140,000	139,943
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	69,892
Tenet Healthcare Corp., 5.125%, 11/1/27	47,000	46,064
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	156,000	154,364
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	43,268
Tenet Healthcare Corp., 6.125%, 6/15/30	44,000	43,631
Tenet Healthcare Corp., 6.75%, 5/15/31(1)	53,000	53,530
		1,508,053
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	35,000	34,880
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)(2)	42,000	37,643
Hotel & Resort REITs — 0.6%
Service Properties Trust, 5.25%, 2/15/26	47,000	45,697
Service Properties Trust, 4.95%, 2/15/27	70,000	64,347
Service Properties Trust, 4.95%, 10/1/29	70,000	57,668
Service Properties Trust, 4.375%, 2/15/30	47,000	36,278
		203,990
Hotels, Restaurants and Leisure — 10.2%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	44,160
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	102,870
72

Select High Yield ETF
	Principal Amount/Shares	Value
Affinity Interactive, 6.875%, 12/15/27(1)	$117,000	$108,028
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	90,935
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	147,000	134,302
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	98,000	100,474
Carnival Corp., 7.625%, 3/1/26(1)	123,000	124,690
Carnival Corp., 5.75%, 3/1/27(1)	196,000	193,707
Carnival Corp., 4.00%, 8/1/28(1)	79,000	72,932
Carnival Corp., 6.00%, 5/1/29(1)(2)	174,000	170,144
Carnival Corp., 10.50%, 6/1/30(1)	14,000	15,286
Carnival Holdings Bermuda Ltd., 10.375%, 5/1/28(1)	38,000	41,482
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/1/28	50,000	50,121
Churchill Downs, Inc., 5.75%, 4/1/30(1)(2)	50,000	48,074
Everi Holdings, Inc., 5.00%, 7/15/29(1)(2)	50,000	49,609
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)(2)	70,000	63,594
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	38,257
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	39,000	38,925
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	44,722
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	39,000	34,687
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	40,191
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 6/1/29(1)(2)	118,000	109,432
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/1/31(1)	47,000	41,517
International Game Technology PLC, 5.25%, 1/15/29(1)(2)	100,000	96,741
Life Time, Inc., 8.00%, 4/15/26(1)(2)	47,000	47,471
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	47,000	48,138
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	39,000	39,188
MGM Resorts International, 6.75%, 5/1/25	93,000	93,189
MGM Resorts International, 4.75%, 10/15/28(2)	47,000	44,156
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	43,138
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	14,000	13,213
NCL Corp. Ltd., 3.625%, 12/15/24(1)	25,000	24,636
NCL Corp. Ltd., 5.875%, 3/15/26(1)	47,000	45,943
NCL Corp. Ltd., 5.875%, 2/15/27(1)	53,000	52,419
NCL Corp. Ltd., 8.125%, 1/15/29(1)	49,000	51,591
NCL Corp. Ltd., 7.75%, 2/15/29(1)(2)	25,000	25,646
NCL Finance Ltd., 6.125%, 3/15/28(1)(2)	47,000	45,874
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)(2)	47,000	33,889
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	47,000	33,349
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	78,000	76,583
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	70,000	73,433
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	47,000	43,418
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	140,000	137,907
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	50,000	53,070
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	50,000	46,666
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	47,000	47,138
73

Select High Yield ETF
	Principal Amount/Shares	Value
Travel & Leisure Co., 6.625%, 7/31/26(1)	$47,000	$47,538
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	43,079
Viking Cruises Ltd., 6.25%, 5/15/25(1)	70,000	69,958
Viking Cruises Ltd., 9.125%, 7/15/31(1)	45,000	48,747
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	67,612
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	46,000	45,062
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	59,000	55,697
Yum! Brands, Inc., 4.625%, 1/31/32	53,000	48,702
Yum! Brands, Inc., 5.375%, 4/1/32	53,000	50,940
		3,452,270
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	47,097
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	97,000	87,324
Beazer Homes USA, Inc., 6.75%, 3/15/25	70,000	69,895
Beazer Homes USA, Inc., 5.875%, 10/15/27	47,000	45,727
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	70,000	62,713
Century Communities, Inc., 6.75%, 6/1/27	103,000	103,255
KB Home, 4.00%, 6/15/31	47,000	40,859
Mattamy Group Corp., 4.625%, 3/1/30(1)(2)	47,000	42,237
Newell Brands, Inc., 5.20%, 4/1/26	70,000	68,047
Newell Brands, Inc., 6.375%, 9/15/27(2)	50,000	48,592
Newell Brands, Inc., 6.625%, 9/15/29	50,000	47,955
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	33,071
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)(2)	47,000	42,173
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	47,000	39,141
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	68,327
		846,413
Household Products — 0.2%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	68,000	66,600
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp., 5.25%, 6/1/26(1)	35,000	34,512
Calpine Corp., 4.50%, 2/15/28(1)	85,000	80,148
Calpine Corp., 5.125%, 3/15/28(1)	118,000	112,326
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	70,000	65,531
Sunnova Energy Corp., 5.875%, 9/1/26(1)	47,000	38,255
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	47,000	44,464
TransAlta Corp., 7.75%, 11/15/29	53,000	55,157
		430,393
Industrial Conglomerates — 0.1%
Stena International SA, 7.25%, 1/15/31(1)	23,000	22,889
Insurance — 0.2%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	62,162
Interactive Media and Services — 0.1%
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	42,190
IT Services — 0.3%
CDW LLC/CDW Finance Corp., 4.125%, 5/1/25	47,000	46,072
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	47,000	45,213
		91,285
74

Select High Yield ETF
	Principal Amount/Shares	Value
Leisure Products — 0.1%
Mattel, Inc., 5.45%, 11/1/41	$47,000	$42,488
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	50,000	44,136
Machinery — 0.5%
Allison Transmission, Inc., 5.875%, 6/1/29(1)(2)	53,000	52,252
Chart Industries, Inc., 7.50%, 1/1/30(1)	14,000	14,459
Chart Industries, Inc., 9.50%, 1/1/31(1)	14,000	15,052
Hillenbrand, Inc., 3.75%, 3/1/31	64,000	54,628
Trinity Industries, Inc., 7.75%, 7/15/28(1)	46,000	47,430
		183,821
Media — 8.5%
AMC Networks, Inc., 4.25%, 2/15/29(2)	53,000	34,356
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	70,000	66,246
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	70,000	63,375
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	47,000	44,191
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	70,000	59,613
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	117,000	97,158
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	117,000	94,213
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	53,000	42,819
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	140,000	110,736
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	93,000	71,637
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)(2)	47,000	43,999
CSC Holdings LLC, 6.50%, 2/1/29(1)	200,000	174,542
CSC Holdings LLC, 5.75%, 1/15/30(1)	216,000	127,224
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	110,515
DISH DBS Corp., 5.25%, 12/1/26(1)	91,000	72,857
DISH DBS Corp., 5.75%, 12/1/28(1)	25,000	17,359
DISH Network Corp., 11.75%, 11/15/27(1)	53,000	55,322
GCI LLC, 4.75%, 10/15/28(1)	47,000	42,212
Gray Television, Inc., 7.00%, 5/15/27(1)(2)	117,000	105,872
Gray Television, Inc., 4.75%, 10/15/30(1)(2)	47,000	30,334
iHeartCommunications, Inc., 6.375%, 5/1/26	45,705	38,963
iHeartCommunications, Inc., 5.25%, 8/15/27(1)(2)	47,000	34,895
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	47,000	33,888
Lamar Media Corp., 3.75%, 2/15/28	47,000	43,634
Lamar Media Corp., 4.875%, 1/15/29	47,000	44,572
Lamar Media Corp., 4.00%, 2/15/30	47,000	41,984
News Corp., 3.875%, 5/15/29(1)	70,000	63,325
News Corp., 5.125%, 2/15/32(1)	45,000	41,964
Nexstar Media, Inc., 5.625%, 7/15/27(1)	47,000	44,592
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)(2)	107,000	103,019
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	36,000	33,138
75

Select High Yield ETF
	Principal Amount/Shares	Value
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	$67,000	$48,677
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	47,000	34,386
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	23,336
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	70,000	66,768
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	70,000	63,135
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)(2)	88,000	83,303
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	47,000	38,897
Univision Communications, Inc., 6.625%, 6/1/27(1)	47,000	45,597
Univision Communications, Inc., 4.50%, 5/1/29(1)(2)	39,000	34,234
Univision Communications, Inc., 7.375%, 6/30/30(1)	100,000	96,680
Videotron Ltd., 3.625%, 6/15/29(1)	72,000	64,738
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	250,000	234,517
Ziggo BV, 4.875%, 1/15/30(1)	50,000	44,590
		2,867,412
Metals and Mining — 2.3%
ATI, Inc., 4.875%, 10/1/29(2)	25,000	23,057
ATI, Inc., 5.125%, 10/1/31	47,000	43,073
Carpenter Technology Corp., 6.375%, 7/15/28(2)	47,000	46,846
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	25,000	22,980
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	47,000	42,369
Coeur Mining, Inc., 5.125%, 2/15/29(1)(2)	47,000	43,332
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(2)	47,000	45,892
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)(2)	68,000	66,628
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	96,000	86,127
FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32(1)	50,000	49,460
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	46,168
IAMGOLD Corp., 5.75%, 10/15/28(1)(2)	47,000	42,002
Mineral Resources Ltd., 8.00%, 11/1/27(1)	53,000	54,044
Mineral Resources Ltd., 9.25%, 10/1/28(1)	24,000	25,200
Novelis Corp., 4.75%, 1/30/30(1)	117,000	106,957
Taseko Mines Ltd., 7.00%, 2/15/26(1)(2)	47,000	46,330
		790,465
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(2)	47,000	41,206
Oil, Gas and Consumable Fuels — 13.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	47,000	47,237
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	47,000	48,038
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)(2)	97,000	92,354
Apache Corp., 5.10%, 9/1/40	70,000	58,638
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	47,000	43,733
Baytex Energy Corp., 8.50%, 4/30/30(1)	68,000	70,762
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/25(1)	53,000	53,506
Callon Petroleum Co., 7.50%, 6/15/30(1)	50,000	52,713
Cheniere Energy Partners LP, 4.50%, 10/1/29	68,000	63,758
Cheniere Energy Partners LP, 4.00%, 3/1/31	147,000	131,217
Cheniere Energy, Inc., 4.625%, 10/15/28	47,000	45,155
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	47,000	46,934
76

Select High Yield ETF
	Principal Amount/Shares	Value
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	$47,000	$47,332
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	46,000	48,347
Civitas Resources, Inc., 8.625%, 11/1/30(1)	45,000	48,190
Civitas Resources, Inc., 8.75%, 7/1/31(1)(2)	24,000	25,553
Comstock Resources, Inc., 6.75%, 3/1/29(1)(2)	63,000	58,197
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	41,155
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/25(1)	117,000	116,528
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	45,044
DT Midstream, Inc., 4.375%, 6/15/31(1)	44,000	39,648
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28(1)	68,000	68,602
Energy Transfer LP, 5.75%, 4/1/25	47,000	46,953
Energy Transfer LP, 6.00%, 2/1/29(1)(2)	47,000	47,163
EnLink Midstream LLC, 6.50%, 9/1/30(1)(2)	47,000	48,217
EnLink Midstream Partners LP, 4.85%, 7/15/26	70,000	68,313
EnLink Midstream Partners LP, 5.60%, 4/1/44	70,000	63,495
EnLink Midstream Partners LP, 5.45%, 6/1/47	70,000	61,656
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	47,000	46,973
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	47,000	47,507
EQM Midstream Partners LP, 4.50%, 1/15/29(1)(2)	47,000	44,098
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	24,000	25,534
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	86,000	80,050
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	117,000	117,922
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	47,042
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	70,631
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	70,000	69,074
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	47,000	45,196
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	39,000	35,548
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	39,000	38,749
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 2/1/29(1)	21,000	20,326
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	14,000	13,606
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	47,000	45,500
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	14,000	13,556
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	22,000	23,649
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	41,763
Matador Resources Co., 5.875%, 9/15/26(2)	70,000	69,364
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	68,306
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	45,000	44,774
Murphy Oil Corp., 5.875%, 12/1/27(2)	47,000	46,710
Murphy Oil Corp., 6.375%, 7/15/28(2)	47,000	47,103
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	24,000	23,898
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	23,000	22,232
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	24,000	24,323
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	24,000	25,110
NuStar Logistics LP, 6.375%, 10/1/30(2)	47,000	47,176
Parkland Corp., 5.875%, 7/15/27(1)	39,000	38,311
Parkland Corp., 4.625%, 5/1/30(1)	47,000	42,978
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28(2)	47,000	45,751
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	46,000	47,172
77

Select High Yield ETF
	Principal Amount/Shares	Value
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	$24,000	$24,658
Range Resources Corp., 8.25%, 1/15/29	47,000	49,071
Range Resources Corp., 4.75%, 2/15/30(1)(2)	39,000	36,270
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	47,000	43,342
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	46,804
SM Energy Co., 6.75%, 9/15/26	70,000	69,668
Southwestern Energy Co., 5.375%, 2/1/29(2)	47,000	45,460
Southwestern Energy Co., 5.375%, 3/15/30	47,000	44,967
Southwestern Energy Co., 4.75%, 2/1/32	39,000	35,454
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	47,000	46,870
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	25,000	25,631
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	47,000	42,809
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	43,752
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	43,092
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27	33,000	33,363
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	102,000	99,840
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	32,000	30,348
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	44,650
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	83,562
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	45,000	44,962
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	61,000	51,210
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	66,000	67,103
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	69,000	73,612
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	65,000	65,795
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	69,000	72,692
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	53,000	51,132
Viper Energy, Inc., 5.375%, 11/1/27(1)	70,000	67,986
Vital Energy, Inc., 10.125%, 1/15/28	45,000	47,133
Western Midstream Operating LP, 3.10%, 2/1/25	70,000	68,243
Western Midstream Operating LP, 5.30%, 3/1/48	53,000	45,715
		4,593,564
Passenger Airlines — 1.7%
Air Canada, 3.875%, 8/15/26(1)	47,000	44,567
American Airlines, Inc., 7.25%, 2/15/28(1)	43,000	43,397
American Airlines, Inc., 8.50%, 5/15/29(1)	151,000	158,834
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	52,232	51,808
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	43,000	42,092
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	70,000	71,169
Delta Air Lines, Inc., 4.375%, 4/19/28(2)	65,000	62,388
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)(2)	46,429	43,875
United Airlines, Inc., 4.375%, 4/15/26(1)	47,000	45,287
		563,417
Personal Care Products — 0.5%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	39,837
78

Select High Yield ETF
	Principal Amount/Shares	Value
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)(2)	$45,000	$45,765
Edgewell Personal Care Co., 5.50%, 6/1/28(1)(2)	47,000	45,928
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	42,873
		174,403
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)(2)	14,000	13,042
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	72,000	46,170
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	86,000	51,929
Prestige Brands, Inc., 3.75%, 4/1/31(1)	92,000	79,562
		190,703
Professional Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	70,000	65,352
Real Estate Management and Development — 0.8%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(1)	44,000	39,929
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	70,000	69,016
Forestar Group, Inc., 3.85%, 5/15/26(1)(2)	47,000	44,707
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	46,000	47,770
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	44,393
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)(2)	47,000	35,015
		280,830
Semiconductors and Semiconductor Equipment — 0.4%
Entegris, Inc., 5.95%, 6/15/30(1)	45,000	44,158
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	43,023
Synaptics, Inc., 4.00%, 6/15/29(1)	47,000	42,148
		129,329
Software — 1.9%
Camelot Finance SA, 4.50%, 11/1/26(1)	39,000	37,295
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	70,000	34,991
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	89,000	82,938
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	39,000	37,068
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)(2)	47,000	41,856
Gen Digital, Inc., 6.75%, 9/30/27(1)	14,000	14,085
Gen Digital, Inc., 7.125%, 9/30/30(1)(2)	14,000	14,315
GoTo Group, Inc., 5.50%, 5/1/28(1)	15,200	13,129
GoTo Group, Inc., 5.50%, 5/1/28(1)(2)	20,990	12,489
NCR Voyix Corp., 5.125%, 4/15/29(1)(2)	70,000	64,991
NCR Voyix Corp., 5.25%, 10/1/30(1)(2)	70,000	63,313
Open Text Corp., 3.875%, 12/1/29(1)(2)	70,000	61,932
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	41,547
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	40,270
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	68,232
		628,451
Specialized REITs — 1.2%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	135,080
Iron Mountain, Inc., 7.00%, 2/15/29(1)	53,000	53,852
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	65,162
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	41,635
79

Select High Yield ETF
	Principal Amount/Shares	Value
SBA Communications Corp., 3.875%, 2/15/27(2)	$117,000	$110,510
		406,239
Specialty Retail — 2.4%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)(2)	39,000	35,559
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)(2)	47,000	41,777
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	72,000	72,473
Bath & Body Works, Inc., 6.75%, 7/1/36(2)	70,000	68,861
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	46,566
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	66,521
Gap, Inc., 3.875%, 10/1/31(1)	47,000	37,968
Lithia Motors, Inc., 3.875%, 6/1/29(1)(2)	47,000	41,991
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 2/15/26(1)	70,000	69,407
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	39,000	37,231
Match Group Holdings II LLC, 3.625%, 10/1/31(1)(2)	47,000	39,638
Sonic Automotive, Inc., 4.875%, 11/15/31(1)(2)	47,000	40,435
Staples, Inc., 7.50%, 4/15/26(1)	112,000	107,790
Staples, Inc., 10.75%, 4/15/27(1)	50,000	45,809
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	42,588
Victoria's Secret & Co., 4.625%, 7/15/29(1)	40,000	33,789
		828,403
Technology Hardware, Storage and Peripherals — 0.5%
Seagate HDD Cayman, 4.09%, 6/1/29(2)	42,000	38,367
Seagate HDD Cayman, 9.625%, 12/1/32	42,000	47,502
Xerox Holdings Corp., 5.00%, 8/15/25(1)	47,000	46,269
Xerox Holdings Corp., 5.50%, 8/15/28(1)	47,000	42,559
		174,697
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)(2)	53,000	45,150
Trading Companies and Distributors — 0.4%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	47,000	42,310
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	36,000	36,053
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	47,000	45,066
		123,429
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	59,770
Wireless Telecommunication Services — 0.6%
Sprint LLC, 7.125%, 6/15/24	117,000	117,383
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	71,824
		189,207
TOTAL CORPORATE BONDS (Cost $33,475,222)		31,855,610
PREFERRED STOCKS — 0.7%
Banks — 0.6%
Bank of America Corp., 6.25%	70,000	69,989
Citigroup, Inc., 4.70%	103,000	99,206
JPMorgan Chase & Co., 6.125%	47,000	47,050
		216,245
80

Select High Yield ETF
	Principal Amount/Shares	Value
Electric Utilities — 0.1%
NRG Energy, Inc., 10.25%(1)	25,000	$26,547
TOTAL PREFERRED STOCKS (Cost $249,105)		242,792
SHORT-TERM INVESTMENTS — 15.8%
Money Market Funds — 15.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,351,990	1,351,990
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,001,933	4,001,933
TOTAL SHORT-TERM INVESTMENTS (Cost $5,353,923)		5,353,923
TOTAL INVESTMENT SECURITIES — 110.3% (Cost $39,078,250)		37,452,325
OTHER ASSETS AND LIABILITIES — (10.3)%		(3,511,929)
TOTAL NET ASSETS — 100.0%		$33,940,396

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $24,322,888, which represented 71.7% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,061,245. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,205,807, which includes securities collateral of $203,874.

See Notes to Financial Statements.
81

FEBRUARY 29, 2024 (UNAUDITED)

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 42.9%
Aerospace and Defense — 0.5%
Boeing Co., 4.875%, 5/1/25	$85,000	$84,236
Howmet Aerospace, Inc., 5.90%, 2/1/27	80,000	80,828
		165,064
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	95,000	86,724
Automobiles — 1.0%
General Motors Financial Co., Inc., 5.40%, 4/6/26	120,000	120,087
Hyundai Capital America, 5.80%, 6/26/25(1)	89,000	89,359
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	100,000	102,692
		312,138
Banks — 13.8%
Banco Santander SA, 5.59%, 8/8/28	200,000	201,864
Bank of America Corp., VRN, 5.93%, 9/15/27	140,000	141,909
Bank of America Corp., VRN, 5.82%, 9/15/29	70,000	71,359
Bank of Montreal, 5.92%, 9/25/25	175,000	176,869
Bank of Nova Scotia, 5.35%, 12/7/26	75,000	75,298
BNP Paribas SA, VRN, 5.18%, 1/9/30(1)	200,000	198,255
BPCE SA, 5.15%, 7/21/24(1)	200,000	199,108
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	70,000	69,780
Citigroup, Inc., VRN, 5.17%, 2/13/30	155,000	153,458
Comerica, Inc., VRN, 5.98%, 1/30/30	27,000	26,521
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	200,000	202,117
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	65,000	70,505
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	16,000	16,263
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	245,000	246,675
HSBC USA, Inc., 5.29%, 3/4/27(2)	250,000	250,281
Huntington National Bank, VRN, 5.70%, 11/18/25	95,000	94,224
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	215,000	213,655
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(1)	200,000	181,832
JPMorgan Chase & Co., VRN, 6.07%, 10/22/27	35,000	35,681
JPMorgan Chase & Co., VRN, 5.04%, 1/23/28	80,000	79,597
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	45,000	43,008
KeyCorp, VRN, 3.88%, 5/23/25	105,000	103,943
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	200,000	202,005
National Bank of Canada, 5.60%, 12/18/28	250,000	252,684
Societe Generale SA, VRN, 5.63%, 1/19/30(1)	250,000	246,554
Sumitomo Mitsui Financial Group, Inc., 4.44%, 4/2/24(1)	200,000	199,734
Truist Bank, VRN, 2.64%, 9/17/29	250,000	238,551
Truist Financial Corp., VRN, 7.16%, 10/30/29	54,000	57,173
Wells Fargo & Co., VRN, 6.30%, 10/23/29	145,000	150,349
		4,199,252
Capital Markets — 3.8%
ARES Capital Corp., 4.25%, 3/1/25	105,000	103,000
ARES Capital Corp., 7.00%, 1/15/27	100,000	102,032
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	80,000	82,621
Blue Owl Capital Corp., 5.25%, 4/15/24	75,000	74,957
Blue Owl Capital Corp., 3.40%, 7/15/26	42,000	39,130
Blue Owl Capital Corp., 5.95%, 3/15/29	16,000	15,641
82

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)	$155,000	$158,392
Charles Schwab Corp., VRN, 5.64%, 5/19/29	35,000	35,459
Charles Schwab Corp., VRN, 6.20%, 11/17/29	16,000	16,527
Golub Capital BDC, Inc., 3.375%, 4/15/24	85,000	84,719
Golub Capital BDC, Inc., 7.05%, 12/5/28	66,000	67,283
Golub Capital BDC, Inc., 6.00%, 7/15/29	50,000	48,563
Morgan Stanley, VRN, 5.16%, 4/20/29	43,000	42,769
Morgan Stanley, VRN, 6.41%, 11/1/29	75,000	78,321
UBS Group AG, VRN, 5.71%, 1/12/27(1)	200,000	199,994
		1,149,408
Communications Equipment — 0.9%
Cisco Systems, Inc., 4.80%, 2/26/27	125,000	125,124
Cisco Systems, Inc., 4.85%, 2/26/29	155,000	155,283
		280,407
Consumer Finance — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	125,000	126,206
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	150,000	151,957
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	109,000	108,195
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	60,000	58,250
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	115,000	116,738
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	210,000	208,592
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	27,000	27,652
Capital One Financial Corp., VRN, 7.15%, 10/29/27	45,000	46,657
Navient Corp., 5.875%, 10/25/24	35,000	34,942
Synchrony Financial, 4.25%, 8/15/24	134,000	132,782
		1,011,971
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	105,000	103,023
Sealed Air Corp., 1.57%, 10/15/26	25,000	22,510
		125,533
Diversified REITs — 2.1%
Agree LP, 2.00%, 6/15/28	85,000	73,939
Brixmor Operating Partnership LP, 3.90%, 3/15/27	160,000	152,701
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	65,000	64,351
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/1/29(1)(2)	44,000	43,770
Store Capital LLC, 4.50%, 3/15/28	33,000	30,907
Store Capital LLC, 4.625%, 3/15/29	78,000	72,849
VICI Properties LP, 4.375%, 5/15/25	75,000	73,724
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	120,000	117,101
		629,342
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 7.30%, 8/15/26	45,000	46,567
Sprint Capital Corp., 6.875%, 11/15/28	70,000	74,504
		121,071
Electric Utilities — 1.5%
American Electric Power Co., Inc., 2.03%, 3/15/24	80,000	79,900
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	125,000	122,054
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	135,000	133,216
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	105,000	104,232
83

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Vistra Operations Co. LLC, 5.125%, 5/13/25	$25,000	$24,817
		464,219
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	120,000	120,542
Entertainment — 0.5%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	22,000	21,540
Warnermedia Holdings, Inc., 3.79%, 3/15/25	15,000	14,707
Warnermedia Holdings, Inc., 6.41%, 3/15/26	80,000	79,994
Warnermedia Holdings, Inc., 3.76%, 3/15/27	40,000	37,861
		154,102
Financial Services — 0.5%
Corebridge Global Funding, 5.75%, 7/2/26(1)	70,000	70,105
Corebridge Global Funding, 5.20%, 1/12/29(1)	45,000	44,546
Radian Group, Inc., 6.20%, 5/15/29(2)	53,000	53,187
		167,838
Ground Transportation — 1.0%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	191,120
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	35,000	34,918
Triton Container International Ltd., 1.15%, 6/7/24(1)	95,000	93,654
		319,692
Health Care Equipment and Supplies — 0.2%
Solventum Corp., 5.45%, 2/25/27(1)	65,000	65,135
Health Care Providers and Services — 1.2%
HCA, Inc., 5.20%, 6/1/28	80,000	79,737
IQVIA, Inc., 6.25%, 2/1/29	91,000	93,722
Tenet Healthcare Corp., 6.25%, 2/1/27	100,000	99,846
Universal Health Services, Inc., 1.65%, 9/1/26	95,000	86,400
		359,705
Hotels, Restaurants and Leisure — 0.4%
Hyatt Hotels Corp., 1.80%, 10/1/24	70,000	68,439
Hyatt Hotels Corp., 5.75%, 1/30/27	36,000	36,471
Starbucks Corp., 4.75%, 2/15/26	15,000	14,907
		119,817
Household Durables — 0.2%
Meritage Homes Corp., 6.00%, 6/1/25	76,000	75,963
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	75,000	77,498
Insurance — 2.6%
Athene Global Funding, 2.51%, 3/8/24(1)	100,000	99,957
Athene Global Funding, 1.45%, 1/8/26(1)	75,000	69,277
Athene Global Funding, 5.68%, 2/23/26(1)	130,000	129,988
GA Global Funding Trust, 0.80%, 9/13/24(1)	150,000	145,963
GA Global Funding Trust, 5.50%, 1/8/29(1)	150,000	148,316
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	70,000	64,058
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)	150,000	148,150
		805,709
IT Services — 0.4%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	122,000	106,970
Leisure Products — 0.4%
Mattel, Inc., 5.875%, 12/15/27(1)	110,000	110,141
84

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	$140,000	$140,066
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	42,000	42,379
Gray Television, Inc., 7.00%, 5/15/27(1)	90,000	81,440
Paramount Global, 3.70%, 6/1/28	115,000	101,820
Warner Media LLC, 3.80%, 2/15/27	86,000	79,708
		305,347
Metals and Mining — 0.3%
Steel Dynamics, Inc., 2.80%, 12/15/24	100,000	98,032
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	4,000	3,944
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	63,000	58,046
		61,990
Oil, Gas and Consumable Fuels — 1.3%
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	100,000	101,897
Ecopetrol SA, 5.375%, 6/26/26	65,000	64,015
Energy Transfer LP, 4.25%, 4/1/24	65,000	64,929
Energy Transfer LP, 6.05%, 12/1/26	70,000	71,296
Geopark Ltd., 5.50%, 1/17/27(1)	23,000	20,860
Petroleos Mexicanos, 6.49%, 1/23/27	40,000	37,398
Petroleos Mexicanos, 6.50%, 3/13/27	40,000	37,237
		397,632
Passenger Airlines — 0.8%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	84,344	81,231
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	85,000	80,324
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	73,500	73,579
		235,134
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 4.90%, 2/22/27	50,000	49,955
Real Estate Management and Development — 0.2%
Newmark Group, Inc., 7.50%, 1/12/29(1)	54,000	54,953
Retail REITs — 0.5%
Realty Income Corp., 4.75%, 2/15/29	45,000	44,056
SITE Centers Corp., 3.625%, 2/1/25	97,000	95,452
SITE Centers Corp., 4.70%, 6/1/27	20,000	19,682
		159,190
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC, 5.35%, 3/1/26	57,000	56,978
Software — 0.4%
Open Text Corp., 6.90%, 12/1/27(1)	41,000	42,362
Oracle Corp., 2.65%, 7/15/26	70,000	65,959
		108,321
Specialized REITs — 0.2%
EPR Properties, 4.50%, 6/1/27	80,000	75,664
85

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.35%, 11/27/28	$85,000	$88,975
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%, 8/11/25(1)	40,000	39,553
Aircastle Ltd., 6.50%, 7/18/28(1)	100,000	101,090
		140,643
Transportation Infrastructure — 0.2%
Aon North America, Inc., 5.15%, 3/1/29(2)	75,000	75,076
TOTAL CORPORATE BONDS (Cost $12,998,514)		13,076,197
U.S. TREASURY SECURITIES — 28.7%
U.S. Treasury Notes, 1.00%, 12/15/24(3)	1,025,000	992,366
U.S. Treasury Notes, 1.125%, 2/28/25	250,000	240,539
U.S. Treasury Notes, 5.00%, 10/31/25	1,325,000	1,330,124
U.S. Treasury Notes, 4.875%, 11/30/25	700,000	701,777
U.S. Treasury Notes, 4.25%, 12/31/25	200,000	198,461
U.S. Treasury Notes, 4.625%, 9/15/26	925,000	927,710
U.S. Treasury Notes, 2.00%, 11/15/26	395,000	370,544
U.S. Treasury Notes, 4.625%, 11/15/26	1,200,000	1,204,664
U.S. Treasury Notes, 4.375%, 12/15/26	2,400,000	2,395,500
U.S. Treasury Notes, 4.125%, 2/15/27	300,000	297,551
U.S. Treasury Notes, 3.25%, 6/30/29	75,000	71,356
TOTAL U.S. TREASURY SECURITIES (Cost $8,747,841)		8,730,592
COLLATERALIZED LOAN OBLIGATIONS — 8.5%
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.13%, (3-month SOFR plus 2.81%), 4/17/31(1)	75,000	74,735
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.18%, (3-month SOFR plus 1.86%), 4/30/31(1)	100,000	100,432
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.40%, (1-month SOFR plus 1.08%), 12/15/35(1)	93,581	93,028
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	100,000	99,437
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 10/17/32(1)	150,000	149,972
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.71%, (3-month SOFR plus 2.40%), 7/15/31(1)	73,788	73,358
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	99,984
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.34%, (1-month SOFR plus 1.01%), 2/15/38(1)	53,189	50,912
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 6.74%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	237,372
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.38%, (3-month SOFR plus 2.06%), 7/20/30(1)	100,000	100,127
CBAM Ltd., Series 2019-11RA, Class C, VRN, 7.83%, (3-month SOFR plus 2.51%), 1/20/35(1)	100,000	98,897
Cerberus Loan Funding XXVII LP, Series 2019-2A, Class A2, 3.50%, 1/15/32(1)	100,000	99,076
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(1)	50,481	50,471
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.43%, (3-month SOFR plus 2.11%), 11/16/30(1)	100,000	99,712
86

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.27%, (3-month SOFR plus 1.96%), 11/15/28(1)	$75,000	$74,297
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class BR, VRN, 7.23%, (3-month SOFR plus 1.91%), 7/20/31(1)	100,000	100,504
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.61%, (1-month SOFR plus 1.29%), 9/15/37(1)	14,146	14,141
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.84%, (1-month SOFR plus 1.51%), 6/16/36(1)	125,000	121,914
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.32%, (3-month SOFR plus 2.00%), 7/20/31(1)	125,000	124,989
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 8.08%, (3-month SOFR plus 2.76%), 7/20/29(1)	75,000	73,070
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.07%, (3-month SOFR plus 2.75%), 7/24/31(1)	100,000	100,127
PFP Ltd., Series 2022-9, Class A, VRN, 7.60%, (1-month SOFR plus 2.27%), 8/19/35(1)	100,000	100,372
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	91,630	92,075
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.77%, (3-month SOFR plus 1.45%), 10/20/30(1)	75,494	75,537
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.38%, (3-month SOFR plus 2.06%), 1/15/30(1)	75,000	74,651
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.48%, (3-month SOFR plus 2.16%), 12/28/29(1)	100,000	100,001
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 3/15/38(1)	103,998	102,060
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,536,064)		2,581,251
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	74,749	69,532
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A1, SEQ, VRN, 4.82%, 6/25/67(1)	175,953	172,758
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	59,396	57,495
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.34%, (1-month SOFR plus 4.01%), 8/25/33(1)	27,208	27,298
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)	75,000	76,520
TYSN Mortgage Trust, Series 2023-CRNR, Class A, SEQ, VRN, 6.58%, 12/10/33(1)	100,000	103,902
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	47,327	41,997
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	75,446	68,679
		618,181
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.17%, (30-day average SOFR plus 0.85%), 9/25/41(1)	69,196	68,933
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 4/25/42(1)	78,268	79,300
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.27%, (30-day average SOFR plus 2.95%), 6/25/42(1)	70,786	72,761
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)	65,620	66,296
FNMA, Series 2017-C02, Class 2ED3, VRN, 6.79%, (30-day average SOFR plus 1.46%), 9/25/29	38,779	38,867
87

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
FNMA, Series 2024-R01, Class 1M1, VRN, 6.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)	$147,444	$147,563
		473,720
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,066,350)		1,091,901
ASSET-BACKED SECURITIES — 3.5%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	201,095	166,866
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1, VRN, 6.14%, (30-day average SOFR plus 0.81%), 12/26/35	23,463	23,370
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	34,527	31,973
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	90,578	85,235
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	146,821
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	90,558
Global SC Finance II SRL, Series 2014-1A, Class A2, SEQ, 3.09%, 7/17/29(1)	32,811	32,527
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	79,157	76,105
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	75,771	72,757
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	67,617	61,564
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	100,000	83,935
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	100,000	100,051
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.51%, 7/20/37(1)	100,546	97,384
TOTAL ASSET-BACKED SECURITIES (Cost $1,013,277)		1,069,146
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	35,000	25,847
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	46,132
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.45%, (1-month SOFR plus 3.13%), 6/15/40(1)	100,000	100,307
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	100,000	99,428
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	91,533	91,535
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	100,000	97,346
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, VRN, 3.96%, 12/10/36(1)	100,000	96,666
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.27%, (1-month SOFR plus 1.95%), 12/15/36(1)	70,000	69,876
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	157,275	154,697
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	150,000	153,068
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $911,451)		934,902
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
GNMA, 6.50%, TBA (Cost $907,301)	897,000	909,305
88

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
BANK LOAN OBLIGATIONS(4) — 0.7%
Health Care Providers and Services — 0.3%
Star Parent, Inc., Term Loan B, 9.35%, (3-month SOFR plus 4.00%), 9/27/30	$90,000	$88,988
Passenger Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 8.60%, (3-month SOFR plus 2.75%), 2/15/28	133,650	133,253
TOTAL BANK LOAN OBLIGATIONS (Cost $219,506)		222,241
PREFERRED STOCKS — 0.3%
Capital Markets — 0.3%
State Street Corp., Series F, 9.24% (Cost $95,617)	95,000	95,236
SHORT-TERM INVESTMENTS — 9.5%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	708,124	708,124
Treasury Bills(5) — 7.2%
U.S. Treasury Bills, 4.96%, 2/20/25	$2,300,000	2,191,994
TOTAL SHORT-TERM INVESTMENTS (Cost $2,900,884)		2,900,118
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $31,396,805)		31,610,889
OTHER ASSETS AND LIABILITIES — (3.8)%		(1,156,729)
TOTAL NET ASSETS — 100.0%		$30,454,160

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	41	June 2024	$8,394,750	$5,382
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	29	June 2024	$3,100,281	$(5,272)
U.S. Treasury 10-Year Ultra Notes	2	June 2024	228,344	(598)
			$3,328,625	$(5,870)
^Amount represents value and unrealized appreciation (depreciation).
89

Short Duration Strategic Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $10,776,495, which represented 35.4% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $336,920.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
90

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Assets
Investment securities, at value (cost of $241,431,031 and $407,686,605, respectively) — including $3,115,063 and $—, respectively, of securities on loan	$242,232,093	$409,546,986
Investment made with cash collateral received for securities on loan, at value (cost of $3,197,715 and $—, respectively)	3,197,715	—
Total investment securities, at value (cost of $244,628,746 and $407,686,605, respectively)	245,429,808	409,546,986
Receivable for investments sold	16,829,039	—
Receivable for variation margin on futures contracts	20,785	—
Interest receivable	3,068,203	4,638,604
Securities lending receivable	741	—
	265,348,576	414,185,590

Liabilities
Payable for collateral received for securities on loan	3,197,715	—
Payable for investments purchased	5,125,394	5,704,748
Payable for capital shares redeemed	13,766,370	—
Accrued management fees	55,692	92,542
	22,145,171	5,797,290

Net Assets	$243,203,405	$408,388,300

Shares outstanding (unlimited number of shares authorized)	5,300,000	8,050,000

Net Asset Value Per Share	$45.89	$50.73

Net Assets Consist of:
Capital paid in	$261,377,754	$419,289,082
Distributable earnings (loss)	(18,174,349)	(10,900,782)
	$243,203,405	$408,388,300

See Notes to Financial Statements.
91

FEBRUARY 29, 2024 (UNAUDITED)
	Emerging Markets Bond ETF	Multisector Floating Income ETF
Assets
Investment securities, at value (cost of $28,786,367 and $20,012,803, respectively) — including $76,667 and $—, respectively, of securities on loan	$28,219,356	$20,103,640
Investment made with cash collateral received for securities on loan, at value (cost of $78,720 and $—, respectively)	78,720	—
Total investment securities, at value (cost of $28,865,087 and $20,012,803, respectively)	28,298,076	20,103,640
Cash	2,372	—
Receivable for investments sold	313,453	96,679
Receivable for variation margin on futures contracts	5,279	—
Interest receivable	376,898	103,974
Securities lending receivable	35	—
	28,996,113	20,304,293

Liabilities
Payable for collateral received for securities on loan	78,720	—
Payable for investments purchased	274,591	—
Payable for variation margin on futures contracts	—	86
Payable for variation margin on swap agreements	5,790	—
Accrued management fees	9,062	4,334
	368,163	4,420

Net Assets	$28,627,950	$20,299,873

Shares outstanding (unlimited number of shares authorized)	750,000	400,000

Net Asset Value Per Share	$38.17	$50.75

Net Assets Consist of:
Capital paid in	$35,737,355	$20,054,000
Distributable earnings (loss)	(7,109,405)	245,873
	$28,627,950	$20,299,873

See Notes to Financial Statements.
92

FEBRUARY 29, 2024 (UNAUDITED)
	Multisector Income ETF	Select High Yield ETF
Assets
Investment securities, at value (cost of $190,074,583 and $35,076,317, respectively) — including $782,927 and $4,061,245, respectively, of securities on loan	$190,615,746	$33,450,392
Investment made with cash collateral received for securities on loan, at value (cost of $752,993 and $4,001,933, respectively)	752,993	4,001,933
Total investment securities, at value (cost of $190,827,576 and $39,078,250, respectively)	191,368,739	37,452,325
Receivable for investments sold	2,216,001	1,072
Receivable for variation margin on futures contracts	29,149	—
Interest receivable	1,882,502	532,219
Securities lending receivable	888	1,289
	195,497,279	37,986,905

Liabilities
Payable for collateral received for securities on loan	752,993	4,001,933
Payable for investments purchased	5,250,353	32,483
Accrued management fees	52,656	12,093
	6,056,002	4,046,509

Net Assets	$189,441,277	$33,940,396

Shares outstanding (unlimited number of shares authorized)	4,400,000	750,000

Net Asset Value Per Share	$43.05	$45.25

Net Assets Consist of:
Capital paid in	$206,437,922	$36,939,083
Distributable earnings (loss)	(16,996,645)	(2,998,687)
	$189,441,277	$33,940,396

See Notes to Financial Statements.
93

FEBRUARY 29, 2024 (UNAUDITED)
Short Duration Strategic Income ETF
Assets
Investment securities, at value (cost of $31,396,805)	$31,610,889
Receivable for investments sold	178,392
Interest receivable	279,778
Securities lending receivable	9
32,069,068

Liabilities
Payable for investments purchased	1,606,004
Payable for variation margin on futures contracts	1,180
Accrued management fees	7,724
1,614,908

Net Assets	$30,454,160

Shares outstanding (unlimited number of shares authorized)	600,000

Net Asset Value Per Share	$50.76

Net Assets Consist of:
Capital paid in	$30,124,255
Distributable earnings (loss)	329,905
$30,454,160

See Notes to Financial Statements.
94

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Investment Income (Loss)
Income:
Interest	$5,897,824	$6,576,632
Securities lending, net	3,635	—
	5,901,459	6,576,632

Expenses:
Management fees	321,169	525,245
Other expenses	3,033	—
	324,202	525,245

Net investment income (loss)	5,577,257	6,051,387

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,933,682)	(2,059,820)
Futures contract transactions	(215,900)	—
	(2,149,582)	(2,059,820)

Change in net unrealized appreciation (depreciation) on:
Investments	4,479,291	12,725,347
Futures contracts	(57,468)	—
	4,421,823	12,725,347

Net realized and unrealized gain (loss)	2,272,241	10,665,527

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,849,498	$16,716,914

See Notes to Financial Statements.
95

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Emerging Markets Bond ETF	Multisector Floating Income ETF
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $860 and $—, respectively)	$1,109,887	$661,763
Securities lending, net	1,607	—
	1,111,494	661,763

Expenses:
Management fees	62,942	27,170
Other expenses	2,801	—
	65,743	27,170

Net investment income (loss)	1,045,751	634,593

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(669,260)	41,970
Futures contract transactions	34,022	(7,940)
Swap agreement transactions	(143,890)	—
	(779,128)	34,030

Change in net unrealized appreciation (depreciation) on:
Investments	1,573,814	29,119
Futures contracts	(21,695)	1,468
Swap agreements	(10,100)	—
	1,542,019	30,587

Net realized and unrealized gain (loss)	762,891	64,617

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,808,642	$699,210

See Notes to Financial Statements.
96

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Multisector Income ETF	Select High Yield ETF
Investment Income (Loss)
Income:
Interest	$5,204,313	$969,040
Securities lending, net	7,215	9,025
	5,211,528	978,065

Expenses:
Management fees	302,472	71,810
Other expenses	5,024	—
	307,496	71,810

Net investment income (loss)	4,904,032	906,255

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(950,796)	(427,462)
Futures contract transactions	(303,633)	—
Swap agreement transactions	66,281	—
Foreign currency translation transactions	25	—
	(1,188,123)	(427,462)

Change in net unrealized appreciation (depreciation) on:
Investments	3,478,969	1,170,094
Futures contracts	(361,192)	—
Swap agreements	(60,219)	—
Translation of assets and liabilities in foreign currencies	(5)	—
	3,057,553	1,170,094

Net realized and unrealized gain (loss)	1,869,430	742,632

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,773,462	$1,648,887

See Notes to Financial Statements.
97

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Short Duration Strategic Income ETF
Investment Income (Loss)
Income:
Interest	$1,015,557
Securities lending, net	340
1,015,897

Expenses:
Management fees	54,990
Other expenses	224
55,214

Net investment income (loss)	960,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	163,464
Futures contract transactions	21,660
185,124

Change in net unrealized appreciation (depreciation) on:
Investments	121,886
Futures contracts	(29,907)
91,979

Net realized and unrealized gain (loss)	277,103

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,237,786

See Notes to Financial Statements.
98

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Diversified Corporate Bond ETF		Diversified Municipal Bond ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$5,577,257	$7,759,675	$6,051,387	$8,034,645
Net realized gain (loss)	(2,149,582)	(8,352,294)	(2,059,820)	(7,169,764)
Change in net unrealized appreciation (depreciation)	4,421,823	5,080,077	12,725,347	3,384,438
Net increase (decrease) in net assets resulting from operations	7,849,498	4,487,458	16,716,914	4,249,319

Distributions to Shareholders
From earnings	(5,393,360)	(7,219,925)	(5,798,925)	(7,653,475)

Capital Share Transactions
Proceeds from shares sold	61,229,785	79,206,250	57,207,395	79,458,030
Payments for shares redeemed	(33,815,375)	(6,833,720)	—	(12,379,215)
Other capital	3,671	4,374	65,191	76,802
Net increase (decrease) in net assets from capital share transactions	27,418,081	72,376,904	57,272,586	67,155,617

Net increase (decrease) in net assets	29,874,219	69,644,437	68,190,575	63,751,461

Net Assets
Beginning of period	213,329,186	143,684,749	340,197,725	276,446,264
End of period	$243,203,405	$213,329,186	$408,388,300	$340,197,725

Transactions in Shares of the Funds
Sold	1,350,000	1,750,000	1,150,000	1,600,000
Redeemed	(750,000)	(150,000)	—	(250,000)
Net increase (decrease) in shares of the funds	600,000	1,600,000	1,150,000	1,350,000

See Notes to Financial Statements.
99

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023 (EXCEPT AS NOTED)
	Emerging Markets Bond ETF		Multisector Floating Income ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023(1)
Operations
Net investment income (loss)	$1,045,751	$1,797,752	$634,593	$564,171
Net realized gain (loss)	(779,128)	(2,531,575)	34,030	15,254
Change in net unrealized appreciation (depreciation)	1,542,019	1,591,023	30,587	61,718
Net increase (decrease) in net assets resulting from operations	1,808,642	857,200	699,210	641,143

Distributions to Shareholders
From earnings	(1,048,950)	(1,721,450)	(651,360)	(443,120)

Capital Share Transactions
Proceeds from shares sold	—	7,668,114	—	20,000,000
Payments for shares redeemed	(5,633,954)	—	—	—
Other capital	3,240	1,635	—	54,000
Net increase (decrease) in net assets from capital share transactions	(5,630,714)	7,669,749	—	20,054,000

Net increase (decrease) in net assets	(4,871,022)	6,805,499	47,850	20,252,023

Net Assets
Beginning of period	33,498,972	26,693,473	20,252,023	—
End of period	$28,627,950	$33,498,972	$20,299,873	$20,252,023

Transactions in Shares of the Funds
Sold	—	200,000	—	400,000
Redeemed	(150,000)	—	—	—
Net increase (decrease) in shares of the funds	(150,000)	200,000	—	400,000
(1)March 14, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
100

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Multisector Income ETF		Select High Yield ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$4,904,032	$7,190,124	$906,255	$1,469,606
Net realized gain (loss)	(1,188,123)	(10,738,483)	(427,462)	(785,499)
Change in net unrealized appreciation (depreciation)	3,057,553	6,617,262	1,170,094	1,288,871
Net increase (decrease) in net assets resulting from operations	6,773,462	3,068,903	1,648,887	1,972,978

Distributions to Shareholders
From earnings	(4,872,455)	(6,790,560)	(913,710)	(1,511,520)

Capital Share Transactions
Proceeds from shares sold	46,312,980	48,934,155	2,227,325	2,210,905
Payments for shares redeemed	(18,467,640)	—	—	(2,177,200)
Other capital	54,282	65,461	208	1,715
Net increase (decrease) in net assets from capital share transactions	27,899,622	48,999,616	2,227,533	35,420

Net increase (decrease) in net assets	29,800,629	45,277,959	2,962,710	496,878

Net Assets
Beginning of period	159,640,648	114,362,689	30,977,686	30,480,808
End of period	$189,441,277	$159,640,648	$33,940,396	$30,977,686

Transactions in Shares of the Funds
Sold	1,100,000	1,150,000	50,000	50,000
Redeemed	(450,000)	—	—	(50,000)
Net increase (decrease) in shares of the funds	650,000	1,150,000	50,000	—

See Notes to Financial Statements.

101

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2023
	Short Duration Strategic Income ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023(1)
Operations
Net investment income (loss)	$960,683	$1,461,016
Net realized gain (loss)	185,124	(224,769)
Change in net unrealized appreciation (depreciation)	91,979	121,617
Net increase (decrease) in net assets resulting from operations	1,237,786	1,357,864

Distributions to Shareholders
From earnings	(1,053,780)	(1,211,965)

Capital Share Transactions
Proceeds from shares sold	—	35,175,415
Payments for shares redeemed	(5,103,230)	—
Other capital	3,837	48,233
Net increase (decrease) in net assets from capital share transactions	(5,099,393)	35,223,648

Net increase (decrease) in net assets	(4,915,387)	35,369,547

Net Assets
Beginning of period	35,369,547	—
End of period	$30,454,160	$35,369,547

Transactions in Shares of the Funds
Sold	—	700,000
Redeemed	(100,000)	—
Net increase (decrease) in shares of the funds	(100,000)	700,000
(1)October 11, 2022 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
102

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Diversified Corporate Bond ETF (Diversified Corporate Bond ETF), American Century Diversified Municipal Bond ETF (Diversified Municipal Bond ETF), American Century Emerging Markets Bond ETF (Emerging Markets Bond ETF), American Century Multisector Floating Income ETF (Multisector Floating Income ETF), American Century Multisector Income ETF (Multisector Income ETF), American Century Select High Yield ETF (Select High Yield ETF) and American Century Short Duration Strategic Income ETF (Short Duration Strategic Income ETF) (collectively, the funds) are seven funds in a series issued by the trust. Diversified Corporate Bond ETF’s investment objective is to seek to provide current income. Diversified Municipal Bond ETF’s investment objective is to seek current income that is exempt from federal income tax. Emerging Markets Bond ETF's investment objective is to seek to provide current income and capital appreciation. Multisector Floating Income ETF's investment objective is to seek income. As a secondary objective, Multisector Floating Income ETF seeks long-term capital appreciation. Multisector Income ETF's investment objective is to seek to provide a high level of current income and total return. Select High Yield ETF's investment objective is to seek to provide high current income. Short Duration Strategic Income ETF's investment objective is to seek income. As a secondary objective, Short Duration Strategic Income ETF seeks long-term capital appreciation. Shares of Diversified Corporate Bond ETF, Diversified Municipal Bond ETF, Emerging Markets Bond ETF, Multisector Floating Income ETF, Multisector Income ETF and Select High Yield ETF are listed for trading on the NYSE Arca, Inc. Shares of Short Duration Strategic Income ETF are listed for trading on The Nasdaq Stock Market LLC. Multisector Floating Income ETF incepted on March 14, 2023. Short Duration Strategic Income ETF incepted on October 11, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

103

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

104

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Diversified Corporate Bond ETF
Corporate Bonds	$3,197,715	—	—	—	$3,197,715
Gross amount of recognized liabilities for securities lending transactions					$3,197,715

Emerging Markets Bond ETF
Corporate Bonds	$78,720	—	—	—	$78,720
Gross amount of recognized liabilities for securities lending transactions					$78,720

Multisector Income ETF
Corporate Bonds	$752,993	—	—	—	$752,993
Gross amount of recognized liabilities for securities lending transactions					$752,993

Select High Yield ETF
Corporate Bonds	$4,001,933	—	—	—	$4,001,933
Gross amount of recognized liabilities for securities lending transactions					$4,001,933
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

105

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 23%, 69%, 39% and 48% of the shares of Diversified Corporate Bond ETF, Emerging Markets Bond ETF, Multisector Income ETF and Short Duration Strategic Income ETF, respectively. ACIM owns 60%, 15% and 24% of the shares of Multisector Floating Income ETF, Select High Yield ETF and Short Duration Strategic Income ETF, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for Select High Yield ETF. NCRAM is responsible for making investment recommendations for the fund, subject to the oversight of the Board of Trustees and general supervision of the investment advisor and in accordance with the investment objective, polices and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Diversified Corporate Bond ETF	0.29%
Diversified Municipal Bond ETF	0.29%
Emerging Markets Bond ETF	0.39%
Multisector Floating Income ETF	0.27%
Multisector Income ETF	0.35%
Select High Yield ETF	0.45%
Short Duration Strategic Income ETF	0.32%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF	Multisector Floating Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$21,117,832	—	—	$5,085,336
Purchases of other investment securities	$206,228,459	$79,100,910	$11,433,756	$3,543,461
Total Purchases	$227,346,291	$79,100,910	$11,433,756	$8,628,797

Sales of U.S. Treasury and Government Agency obligations	$25,849,034	—	—	$686,197
Sales of other investment securities	$200,236,546	$35,251,042	$10,803,193	$4,130,250
Total Sales	$226,085,580	$35,251,042	$10,803,193	$4,816,447

106

	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$54,094,178	—	$14,199,313
Purchases of other investment securities	$83,749,661	$3,513,826	$17,798,640
Total Purchases	$137,843,839	$3,513,826	$31,997,953

Sales of U.S. Treasury and Government Agency obligations	$47,934,303	—	$8,833,215
Sales of other investment securities	$80,256,679	$3,553,122	$20,452,417
Total Sales	$128,190,982	$3,553,122	$29,285,632

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 29, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$59,404,447	$32,492,280	$(18,270)
Diversified Municipal Bond ETF	$23,598,193	—	—
Emerging Markets Bond ETF	—	$4,732,553	$(87,754)
Multisector Income ETF	$31,613,373	$18,069,375	$(291,085)
Select High Yield ETF	$2,133,805	—	—
Short Duration Strategic Income ETF	—	$4,033,782	$65,866
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

107

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Diversified Corporate Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$234,163,968	—
U.S. Treasury Securities	—	4,182,751	—
Municipal Securities	—	500,354	—
Short-Term Investments	$6,582,735	—	—
	$6,582,735	$238,847,073	—
Other Financial Instruments
Futures Contracts	$57,064	—	—

Diversified Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$407,503,748	—
Short-Term Investments	$2,043,238	—	—
	$2,043,238	$407,503,748	—

Emerging Markets Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$18,644,318	—
Corporate Bonds	—	7,342,916	—
U.S. Treasury Securities	—	1,066,701	—
Preferred Stocks	—	98,075	—
Short-Term Investments	$1,146,066	—	—
	$1,146,066	$27,152,010	—
Other Financial Instruments
Futures Contracts	$14,841	—	—
Swap Agreements	—	$77,999	—
	$14,841	$77,999	—

Liabilities
Other Financial Instruments
Futures Contracts	$8,755	—	—
Swap Agreements	—	$65,742	—
	$8,755	$65,742	—

108

Multisector Floating Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$7,129,342	—
U.S. Treasury Securities	—	5,009,357	—
Commercial Mortgage-Backed Securities	—	3,441,748	—
Collateralized Mortgage Obligations	—	2,227,700	—
Asset-Backed Securities	—	974,296	—
Short-Term Investments	$558,764	762,433	—
	$558,764	$19,544,876	—
Other Financial Instruments
Futures Contracts	$1,468	—	—

Multisector Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$89,859,659	—
U.S. Treasury Securities	—	31,576,214	—
U.S. Government Agency Mortgage-Backed Securities	—	22,063,754	—
Collateralized Loan Obligations	—	12,563,356	—
Collateralized Mortgage Obligations	—	8,617,767	—
Asset-Backed Securities	—	7,497,159	—
Commercial Mortgage-Backed Securities	—	5,967,757	—
Preferred Stocks	—	3,934,928	—
Sovereign Governments and Agencies	—	2,021,136	—
Bank Loan Obligations	—	1,182,821	—
Short-Term Investments	$6,084,188	—	—
	$6,084,188	$185,284,551	—
Other Financial Instruments
Futures Contracts	$119,127	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$16,467	—	—

Select High Yield ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$31,855,610	—
Preferred Stocks	—	242,792	—
Short-Term Investments	$5,353,923	—	—
	$5,353,923	$32,098,402	—

109

Short Duration Strategic Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$13,076,197	—
U.S. Treasury Securities	—	8,730,592	—
Collateralized Loan Obligations	—	2,581,251	—
Collateralized Mortgage Obligations	—	1,091,901	—
Asset-Backed Securities	—	1,069,146	—
Commercial Mortgage-Backed Securities	—	934,902	—
U.S. Government Agency Mortgage-Backed Securities	—	909,305	—
Bank Loan Obligations	—	222,241	—
Preferred Stocks	—	95,236	—
Short-Term Investments	$708,124	2,191,994	—
	$708,124	$30,902,765	—
Other Financial Instruments
Futures Contracts	$5,382	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,870	—	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Emerging Markets Bond ETF	$5,159,833
Multisector Income ETF	$3,036,000

110

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Diversified Corporate Bond ETF	$29,598,432	$8,149,461
Emerging Markets Bond ETF	$3,476,745	$1,788,826
Multisector Floating Income ETF	$1,333,102	—
Multisector Income ETF	$83,814,710	$3,841,005
Short Duration Strategic Income ETF	$12,651,202	$3,117,850

Value of Derivative Instruments as of February 29, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Diversified Corporate Bond ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	$20,785	Payable for variation margin on futures contracts*	—

Emerging Markets Bond ETF
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$5,790
Interest Rate Risk	Receivable for variation margin on futures contracts*	$5,279	Payable for variation margin on futures contracts*	—
		$5,279		$5,790

Multisector Floating Income ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$86

Multisector Income ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	$29,149	Payable for variation margin on futures contracts*	—

Short Duration Strategic Income ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,180
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

111

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Diversified Corporate Bond ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(215,900)	Change in net unrealized appreciation (depreciation) on futures contracts	$(57,468)

Emerging Markets Bond ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(143,890)	Change in net unrealized appreciation (depreciation) on swap agreements	$(10,100)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	34,022	Change in net unrealized appreciation (depreciation) on futures contracts	(21,695)
		$(109,868)		$(31,795)

Multisector Floating Income ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(7,940)	Change in net unrealized appreciation (depreciation) on futures contracts	$1,468

Multisector Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$66,281	Change in net unrealized appreciation (depreciation) on swap agreements	$(60,219)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(303,633)	Change in net unrealized appreciation (depreciation) on futures contracts	(361,192)
		$(237,352)		$(421,411)

Short Duration Strategic Income ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$21,660	Change in net unrealized appreciation (depreciation) on futures contracts	$(29,907)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The funds may invest in high-yield and lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

112

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF	Multisector Floating Income ETF
Federal tax cost of investments	$244,721,977	$407,720,576	$29,070,341	$20,012,803
Gross tax appreciation of investments	$1,784,531	$7,390,658	$559,142	$107,943
Gross tax depreciation of investments	(1,076,700)	(5,564,248)	(1,331,407)	(17,106)
Net tax appreciation (depreciation) of investments	$707,831	$1,826,410	$(772,265)	$90,837

	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Federal tax cost of investments	$190,847,169	$39,112,653	$31,402,058
Gross tax appreciation of investments	$2,512,325	$281,840	$268,291
Gross tax depreciation of investments	(1,990,755)	(1,942,168)	(59,460)
Net tax appreciation (depreciation) of investments	$521,570	$(1,660,328)	$208,831

For Diversified Corporate Bond ETF, Diversified Municipal Bond ETF, Emerging Markets Bond ETF, Multisector Income ETF, Select High Yield ETF and Short Duration Strategic Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Multisector Floating Income ETF.

As of August 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Diversified Corporate Bond ETF	$(11,614,328)	$(6,069,136)
Diversified Municipal Bond ETF	$(7,210,054)	$(4,649,851)
Emerging Markets Bond ETF	$(3,109,696)	$(2,446,518)
Multisector Income ETF	$(10,261,554)	$(6,632,730)
Select High Yield ETF	$(701,187)	$(361,962)
Short Duration Strategic Income ETF	$(14,180)	$(170,875)
113

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2024(4)	$45.39	1.14	0.48	1.62	(1.12)	—	(1.12)	0.00(5)	$45.89	3.63%	0.29%	5.04%	104%	$243,203
2023	$46.35	1.91	(1.08)	0.83	(1.79)	—	(1.79)	0.00(5)	$45.39	1.85%	0.29%	4.18%	163%	$213,329
2022	$52.70	1.08	(6.45)	(5.37)	(0.98)	—	(0.98)	0.00(5)	$46.35	(10.30)%	0.29%	2.18%	181%	$143,685
2021	$52.72	0.93	0.66	1.59	(1.39)	(0.22)	(1.61)	0.00(5)	$52.70	3.08%	0.29%	1.77%	182%	$152,828
2020	$51.38	1.28	1.47	2.75	(1.40)	(0.03)	(1.43)	0.02	$52.72	5.48%	0.29%	2.50%	174%	$121,260
2019	$48.77	1.67	2.45	4.12	(1.54)	—	(1.54)	0.03	$51.38	8.70%	0.39%	3.37%	35%	$64,334

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2024(4)	$49.30	0.82	1.40	2.22	(0.80)	0.01	$50.73	4.58%	0.29%	3.35%	10%	$408,388
2023	$49.81	1.39	(0.57)	0.82	(1.34)	0.01	$49.30	1.70%	0.29%	2.82%	28%	$340,198
2022	$55.48	0.89	(5.76)	(4.87)	(0.82)	0.02	$49.81	(8.82)%	0.29%	1.70%	46%	$276,446
2021	$53.61	1.00	1.83	2.83	(1.05)	0.09	$55.48	5.50%	0.29%	1.82%	14%	$163,663
2020	$53.37	1.19	0.11	1.30	(1.15)	0.09	$53.61	2.66%	0.29%	2.26%	23%	$67,018
2019(5)	$50.00	1.36	3.16	4.52	(1.25)	0.10	$53.37	9.42%	0.29%	2.74%	19%	$26,684

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)September 10, 2018 (fund inception) through August 31, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Emerging Markets Bond ETF
2024(4)	$37.22	1.19	0.93	2.12	(1.17)	0.00(5)	$38.17	5.85%	0.41%	6.49%	36%	$28,628
2023	$38.13	2.22	(0.97)	1.25	(2.16)	0.00(5)	$37.22	3.40%	0.43%	5.93%	72%	$33,499
2022	$50.30	2.13	(12.25)	(10.12)	(2.05)	0.00(5)	$38.13	(20.60)%	0.39%	4.87%	64%	$26,693
2021(6)	$50.00	0.36	0.11	0.47	(0.17)	0.00(5)	$50.30	0.95%	0.39%	4.14%	7%	$22,636

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Floating Income ETF
2024(4)	$50.63	1.59	0.16	1.75	(1.63)	—	$50.75	3.52%	0.27%	6.32%	31%	$20,300
2023(5)	$50.00	1.41	0.19	1.60	(1.11)	0.14	$50.63	3.51%	0.28%	6.02%	24%	$20,252

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)March 14, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Income ETF
2024(4)	$42.57	1.20	0.49	1.69	(1.22)	0.01	$43.05	4.09%	0.36%	5.68%	77%	$189,441
2023	$43.99	2.19	(1.52)	0.67	(2.11)	0.02	$42.57	1.63%	0.35%	5.10%	174%	$159,641
2022	$50.24	1.67	(6.41)	(4.74)	(1.53)	0.02	$43.99	(9.60)%	0.35%	3.55%	147%	$114,363
2021(5)	$50.00	0.27	0.02	0.29	(0.13)	0.08	$50.24	0.75%	0.35%	3.08%	75%	$82,904

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Select High Yield ETF
2024(4)	$44.25	1.25	1.02	2.27	(1.27)	0.00(5)	$45.25	5.25%	0.45%	5.69%	12%	$33,940
2023	$43.54	2.24	0.77	3.01	(2.30)	0.00(5)	$44.25	7.14%	0.45%	5.15%	18%	$30,978
2022(6)	$50.00	1.58	(6.54)	(4.96)	(1.51)	0.01	$43.54	(10.04)%	0.45%	4.32%	12%	$30,481

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)November 16, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Short Duration Strategic Income ETF
2024(4)	$50.53	1.41	0.35	1.76	(1.54)	0.01	$50.76	3.56%	0.32%	5.60%	107%	$30,454
2023(5)	$50.00	2.38	—(6)	2.38	(1.93)	0.08	$50.53	4.98%	0.32%	5.28%	195%	$35,370

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)October 11, 2022 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

122

Notes

123

Notes

124

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96947 2404

Semiannual Report

February 29, 2024

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)
American Century® Mid Cap Growth Impact ETF (MID)
American Century® Sustainable Equity ETF (ESGA)
American Century® Sustainable Growth ETF (ESGY)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 29, 2024

Focused Dynamic Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.3)%

Top Five Industries	% of net assets
Software	16.3%
Semiconductors and Semiconductor Equipment	15.5%
Broadline Retail	10.6%
Interactive Media and Services	9.4%
Biotechnology	9.4%
3

Fund Characteristics

FEBRUARY 29, 2024

Focused Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Short-Term Investments	3.2%
Other Assets and Liabilities	(1.8)%

Top Five Industries	% of net assets
Health Care Equipment and Supplies	10.7%
Pharmaceuticals	9.0%
Insurance	6.4%
Oil, Gas and Consumable Fuels	6.2%
Household Products	6.0%
4

Fund Characteristics

FEBRUARY 29, 2024

Mid Cap Growth Impact ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	98.5%
Short-Term Investments	1.1%
Other Assets and Liabilities	0.4%

Top Five Industries	% of net assets
Software	12.1%
Health Care Equipment and Supplies	9.9%
Semiconductors and Semiconductor Equipment	8.3%
Chemicals	7.6%
Hotels, Restaurants and Leisure	7.0%
5

Fund Characteristics

FEBRUARY 29, 2024

Sustainable Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	12.4%
Semiconductors and Semiconductor Equipment	9.4%
Interactive Media and Services	6.3%
Technology Hardware, Storage and Peripherals	4.4%
Capital Markets	4.1%
6

Fund Characteristics

FEBRUARY 29, 2024

Sustainable Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

Top Five Industries	% of net assets
Software	22.9%
Semiconductors and Semiconductor Equipment	12.3%
Interactive Media and Services	9.9%
Technology Hardware, Storage and Peripherals	8.8%
Financial Services	6.2%
7

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Focused Dynamic Growth ETF
Actual	$1,000	$1,187.30	$2.45	0.45%
Hypothetical	$1,000	$1,022.63	$2.26	0.45%
Focused Large Cap Value ETF
Actual	$1,000	$1,068.70	$2.16	0.42%
Hypothetical	$1,000	$1,022.78	$2.11	0.42%
Mid Cap Growth Impact ETF
Actual	$1,000	$1,185.40	$2.45	0.45%
Hypothetical	$1,000	$1,022.63	$2.26	0.45%
Sustainable Equity ETF
Actual	$1,000	$1,146.40	$2.08	0.39%
Hypothetical	$1,000	$1,022.92	$1.96	0.39%
Sustainable Growth ETF
Actual	$1,000	$1,188.30	$2.12	0.39%
Hypothetical	$1,000	$1,022.92	$1.96	0.39%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
9

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Focused Dynamic Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.6%
Rocket Lab USA, Inc.(1)(2)	267,607	$1,226,978
Automobiles — 4.7%
Tesla, Inc.(1)	48,451	9,781,288
Beverages — 3.3%
Boston Beer Co., Inc., Class A(1)	4,477	1,379,543
Constellation Brands, Inc., Class A	22,682	5,636,930
		7,016,473
Biotechnology — 9.4%
Alnylam Pharmaceuticals, Inc.(1)	23,253	3,513,296
Argenx SE, ADR(1)	7,614	2,893,396
Ascendis Pharma AS, ADR(1)	15,955	2,357,511
Blueprint Medicines Corp.(1)	25,012	2,339,122
Regeneron Pharmaceuticals, Inc.(1)	8,852	8,551,829
		19,655,154
Broadline Retail — 10.6%
Amazon.com, Inc.(1)	125,524	22,187,622
Capital Markets — 1.0%
S&P Global, Inc.	4,791	2,052,369
Electronic Equipment, Instruments and Components — 0.7%
Keysight Technologies, Inc.(1)	9,819	1,515,072
Energy Equipment and Services — 1.6%
Cactus, Inc., Class A	71,227	3,269,319
Entertainment — 3.7%
Netflix, Inc.(1)	12,743	7,683,010
Financial Services — 7.4%
Block, Inc.(1)	53,038	4,214,930
Mastercard, Inc., Class A	17,650	8,379,514
Visa, Inc., Class A	10,440	2,950,762
		15,545,206
Health Care Equipment and Supplies — 3.8%
Intuitive Surgical, Inc.(1)	20,899	8,058,654
Hotels, Restaurants and Leisure — 4.0%
Chipotle Mexican Grill, Inc.(1)	2,905	7,810,877
DoorDash, Inc., Class A(1)	4,204	523,692
		8,334,569
Interactive Media and Services — 9.4%
Alphabet, Inc., Class C(1)	71,178	9,949,261
Meta Platforms, Inc., Class A	20,104	9,853,573
		19,802,834
IT Services — 3.8%
Okta, Inc.(1)	65,933	7,074,611
Shopify, Inc., Class A(1)	12,810	978,300
		8,052,911
Machinery — 2.2%
Graco, Inc.	16,147	1,473,575
10

Focused Dynamic Growth ETF
	Shares	Value
Westinghouse Air Brake Technologies Corp.	22,551	$3,186,231
		4,659,806
Professional Services — 1.7%
Paylocity Holding Corp.(1)	11,125	1,875,786
Verisk Analytics, Inc.	7,431	1,797,559
		3,673,345
Semiconductors and Semiconductor Equipment — 15.5%
Monolithic Power Systems, Inc.	6,677	4,807,707
NVIDIA Corp.	34,876	27,591,101
		32,398,808
Software — 16.3%
Bill Holdings, Inc.(1)	13,437	850,965
Cadence Design Systems, Inc.(1)	19,518	5,940,889
DocuSign, Inc.(1)	33,127	1,764,675
HubSpot, Inc.(1)	8,993	5,564,958
Microsoft Corp.	24,165	9,995,611
Salesforce, Inc.(1)	32,523	10,043,753
		34,160,851
TOTAL COMMON STOCKS (Cost $144,589,504)		209,074,269
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	592,589	592,589
State Street Navigator Securities Lending Government Money Market Portfolio(3)	708,239	708,239
TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,828)		1,300,828
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $145,890,332)		210,375,097
OTHER ASSETS AND LIABILITIES — (0.3)%		(725,741)
TOTAL NET ASSETS — 100.0%		$209,649,356

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $920,232. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $951,214, which includes securities collateral of $242,975.

See Notes to Financial Statements.
11

FEBRUARY 29, 2024 (UNAUDITED)

Focused Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 2.0%
RTX Corp.	48,703	$4,367,198
Air Freight and Logistics — 3.2%
United Parcel Service, Inc., Class B	47,163	6,992,386
Banks — 5.2%
JPMorgan Chase & Co.	32,222	5,995,225
Truist Financial Corp.	151,959	5,315,526
		11,310,751
Beverages — 0.9%
Anheuser-Busch InBev SA, ADR(1)	33,492	2,021,912
Capital Markets — 5.2%
Bank of New York Mellon Corp.	85,620	4,802,426
BlackRock, Inc.	4,325	3,509,046
Charles Schwab Corp.	47,512	3,172,851
		11,484,323
Communications Equipment — 3.1%
Cisco Systems, Inc.	51,462	2,489,217
F5, Inc.(2)	23,001	4,306,247
		6,795,464
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	51,931	3,043,676
Containers and Packaging — 3.4%
Packaging Corp. of America	17,178	3,112,482
Sonoco Products Co.	78,034	4,422,967
		7,535,449
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	103,428	4,139,189
Electric Utilities — 3.8%
Duke Energy Corp.	90,365	8,298,218
Electronic Equipment, Instruments and Components — 1.6%
TE Connectivity Ltd.	24,655	3,539,472
Entertainment — 1.2%
Walt Disney Co.	24,360	2,718,089
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(2)	19,296	7,899,782
Food Products — 3.7%
Conagra Brands, Inc.	135,217	3,796,893
Mondelez International, Inc., Class A	58,228	4,254,720
		8,051,613
Gas Utilities — 3.5%
Atmos Energy Corp.	67,134	7,580,100
Ground Transportation — 3.5%
Norfolk Southern Corp.	30,343	7,688,309
Health Care Equipment and Supplies — 10.7%
Becton Dickinson & Co.	15,603	3,675,287
Medtronic PLC	133,141	11,098,634
Zimmer Biomet Holdings, Inc.	68,923	8,571,264
		23,345,185
Health Care Providers and Services — 4.8%
Henry Schein, Inc.(2)	66,748	5,104,219
12

Focused Large Cap Value ETF
	Shares	Value
Quest Diagnostics, Inc.	43,220	$5,397,746
		10,501,965
Household Products — 6.0%
Colgate-Palmolive Co.	90,344	7,816,563
Kimberly-Clark Corp.	44,547	5,397,760
		13,214,323
Insurance — 6.4%
Allstate Corp.	31,414	5,011,161
Marsh & McLennan Cos., Inc.	14,669	2,967,098
Reinsurance Group of America, Inc.	33,769	5,972,048
		13,950,307
Oil, Gas and Consumable Fuels — 6.2%
Exxon Mobil Corp.	71,981	7,523,454
TotalEnergies SE, ADR(1)	93,652	6,000,284
		13,523,738
Personal Care Products — 5.1%
Kenvue, Inc.	183,369	3,484,011
Unilever PLC, ADR	157,342	7,705,038
		11,189,049
Pharmaceuticals — 9.0%
Johnson & Johnson	95,115	15,349,659
Novartis AG, ADR(1)	42,988	4,340,498
		19,690,157
Semiconductors and Semiconductor Equipment — 1.2%
Texas Instruments, Inc.	15,355	2,569,352
Specialized REITs — 2.0%
Public Storage	15,708	4,459,030
TOTAL COMMON STOCKS (Cost $196,880,678)		215,909,037
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,561,218	2,561,218
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,315,505	4,315,505
TOTAL SHORT-TERM INVESTMENTS (Cost $6,876,723)		6,876,723
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $203,757,401)		222,785,760
OTHER ASSETS AND LIABILITIES — (1.8)%		(3,851,423)
TOTAL NET ASSETS — 100.0%		$218,934,337

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,407,834. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,499,828, which includes securities collateral of $184,323.

See Notes to Financial Statements.
13

FEBRUARY 29, 2024 (UNAUDITED)

Mid Cap Growth Impact ETF
	Shares	Value
COMMON STOCKS — 98.5%
Biotechnology — 5.4%
Alnylam Pharmaceuticals, Inc.(1)	4,033	$609,346
Argenx SE, ADR(1)	2,424	921,144
Natera, Inc.(1)	13,611	1,177,216
Viking Therapeutics, Inc.(1)	10,721	826,053
		3,533,759
Building Products — 3.9%
Trane Technologies PLC	9,129	2,574,104
Capital Markets — 4.2%
MSCI, Inc.	4,848	2,719,582
Chemicals — 7.6%
Avient Corp.	59,834	2,422,080
Element Solutions, Inc.	108,814	2,557,129
		4,979,209
Commercial Services and Supplies — 4.8%
Republic Services, Inc.	16,967	3,115,141
Diversified Consumer Services — 6.9%
Bright Horizons Family Solutions, Inc.(1)	20,494	2,353,941
Duolingo, Inc.(1)	9,034	2,159,126
		4,513,067
Electrical Equipment — 5.1%
Vertiv Holdings Co.	49,143	3,323,050
Electronic Equipment, Instruments and Components — 2.8%
Keysight Technologies, Inc.(1)	12,059	1,860,704
Health Care Equipment and Supplies — 9.9%
Dexcom, Inc.(1)	19,473	2,240,758
GE HealthCare Technologies, Inc.	15,743	1,437,021
Inspire Medical Systems, Inc.(1)	5,019	898,602
Insulet Corp.(1)	6,185	1,014,340
Shockwave Medical, Inc.(1)	3,420	892,175
		6,482,896
Hotels, Restaurants and Leisure — 7.0%
Airbnb, Inc., Class A(1)	14,807	2,331,658
Chipotle Mexican Grill, Inc.(1)	835	2,245,123
		4,576,781
Household Products — 2.9%
Church & Dwight Co., Inc.	18,789	1,881,155
Life Sciences Tools and Services — 6.6%
Bio-Techne Corp.	24,411	1,795,917
IQVIA Holdings, Inc.(1)	10,205	2,522,268
		4,318,185
Machinery — 5.1%
Ingersoll Rand, Inc.	19,091	1,743,581
Xylem, Inc.	12,800	1,626,240
		3,369,821
Oil, Gas and Consumable Fuels — 2.0%
Excelerate Energy, Inc., Class A	81,738	1,283,286
Professional Services — 2.4%
Jacobs Solutions, Inc.	10,801	1,583,967
14

Mid Cap Growth Impact ETF
	Shares	Value
Semiconductors and Semiconductor Equipment — 8.3%
Enphase Energy, Inc.(1)	11,120	$1,412,351
Monolithic Power Systems, Inc.	5,600	4,032,224
		5,444,575
Software — 12.1%
Cadence Design Systems, Inc.(1)	12,363	3,763,050
Manhattan Associates, Inc.(1)	16,528	4,187,038
		7,950,088
Textiles, Apparel and Luxury Goods — 1.5%
On Holding AG, Class A(1)	28,186	987,074
TOTAL COMMON STOCKS (Cost $52,472,206)		64,496,444
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $739,436)	739,436	739,436
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $53,211,642)		65,235,880
OTHER ASSETS AND LIABILITIES — 0.4%		247,440
TOTAL NET ASSETS — 100.0%		$65,483,320

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
15

FEBRUARY 29, 2024 (UNAUDITED)

Sustainable Equity ETF
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.4%
Lockheed Martin Corp.	1,902	$814,513
Air Freight and Logistics — 0.9%
FedEx Corp.	1,984	493,956
United Parcel Service, Inc., Class B	8,407	1,246,422
		1,740,378
Automobile Components — 0.7%
Aptiv PLC(1)	16,549	1,315,480
Automobiles — 0.9%
Tesla, Inc.(1)	8,734	1,763,220
Banks — 3.1%
Bank of America Corp.	47,890	1,653,163
JPMorgan Chase & Co.	16,650	3,097,899
Regions Financial Corp.	65,751	1,224,941
		5,976,003
Beverages — 1.2%
PepsiCo, Inc.	13,451	2,223,988
Biotechnology — 2.4%
AbbVie, Inc.	14,183	2,496,917
Amgen, Inc.	4,713	1,290,561
Vertex Pharmaceuticals, Inc.(1)	1,838	773,320
		4,560,798
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	36,397	6,433,534
Building Products — 1.5%
Johnson Controls International PLC	28,570	1,693,344
Masco Corp.	13,831	1,061,667
		2,755,011
Capital Markets — 4.1%
Ameriprise Financial, Inc.	3,044	1,240,004
BlackRock, Inc.	1,855	1,505,036
Intercontinental Exchange, Inc.	6,282	869,554
Morgan Stanley	25,811	2,220,778
S&P Global, Inc.	4,576	1,960,267
		7,795,639
Chemicals — 1.9%
Ecolab, Inc.	5,839	1,312,841
Linde PLC	4,940	2,217,171
		3,530,012
Communications Equipment — 1.0%
Cisco Systems, Inc.	40,770	1,972,045
Consumer Finance — 0.6%
American Express Co.	5,341	1,171,922
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	1,904	1,416,366
Sysco Corp.	21,580	1,747,333
Target Corp.	10,962	1,676,309
		4,840,008
Containers and Packaging — 0.5%
Ball Corp.	14,198	908,956
16

Sustainable Equity ETF
	Shares	Value
Distributors — 0.6%
LKQ Corp.	22,446	$1,173,701
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	51,205	2,049,224
Electric Utilities — 1.1%
NextEra Energy, Inc.	39,406	2,174,817
Electrical Equipment — 1.3%
Eaton Corp. PLC	7,617	2,201,313
Generac Holdings, Inc.(1)	1,756	197,568
		2,398,881
Electronic Equipment, Instruments and Components — 1.9%
CDW Corp.	7,767	1,912,313
Keysight Technologies, Inc.(1)	10,966	1,692,054
		3,604,367
Energy Equipment and Services — 1.0%
Schlumberger NV	39,988	1,932,620
Entertainment — 1.0%
Electronic Arts, Inc.	4,759	663,785
Liberty Media Corp.-Liberty Formula One, Class C(1)	5,028	365,837
Walt Disney Co.	8,070	900,451
		1,930,073
Financial Services — 3.0%
Block, Inc.(1)	5,055	401,721
Mastercard, Inc., Class A	3,825	1,815,957
Visa, Inc., Class A	12,293	3,474,493
		5,692,171
Food Products — 0.7%
Mondelez International, Inc., Class A	18,116	1,323,736
Ground Transportation — 1.5%
Uber Technologies, Inc.(1)	13,785	1,095,908
Union Pacific Corp.	7,151	1,814,137
		2,910,045
Health Care Equipment and Supplies — 0.7%
Dexcom, Inc.(1)	2,459	282,957
Intuitive Surgical, Inc.(1)	2,888	1,113,613
		1,396,570
Health Care Providers and Services — 2.7%
Cigna Group	5,959	2,003,059
UnitedHealth Group, Inc.	6,402	3,160,027
		5,163,086
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	3,110	489,732
Chipotle Mexican Grill, Inc.(1)	194	521,621
Starbucks Corp.	10,824	1,027,198
		2,038,551
Household Products — 1.1%
Colgate-Palmolive Co.	5,998	518,947
Procter & Gamble Co.	10,204	1,621,824
		2,140,771
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	6,725	1,336,459
17

Sustainable Equity ETF
	Shares	Value
Industrial REITs — 1.7%
Prologis, Inc.	24,257	$3,232,730
Insurance — 2.2%
Marsh & McLennan Cos., Inc.	6,750	1,365,322
MetLife, Inc.	13,715	956,484
Progressive Corp.	4,767	903,633
Prudential Financial, Inc.	8,479	924,126
		4,149,565
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	51,956	7,193,828
Meta Platforms, Inc., Class A	9,654	4,731,715
		11,925,543
IT Services — 2.1%
Accenture PLC, Class A	5,742	2,151,987
International Business Machines Corp.	10,147	1,877,499
		4,029,486
Life Sciences Tools and Services — 3.1%
Agilent Technologies, Inc.	13,369	1,836,366
Danaher Corp.	9,296	2,353,190
Thermo Fisher Scientific, Inc.	3,113	1,774,970
		5,964,526
Machinery — 2.5%
Cummins, Inc.	5,221	1,402,413
Deere & Co.	2,174	793,619
Parker-Hannifin Corp.	2,557	1,369,145
Xylem, Inc.	9,124	1,159,204
		4,724,381
Oil, Gas and Consumable Fuels — 2.4%
ConocoPhillips	21,804	2,453,822
EOG Resources, Inc.	17,631	2,018,044
		4,471,866
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	15,179	770,334
Eli Lilly & Co.	1,684	1,269,197
Merck & Co., Inc.	17,021	2,164,220
Novo Nordisk AS, ADR	11,716	1,403,226
Zoetis, Inc.	7,324	1,452,569
		7,059,546
Semiconductors and Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.(1)	16,591	3,194,265
Analog Devices, Inc.	9,343	1,792,174
Applied Materials, Inc.	9,063	1,827,282
ASML Holding NV, NY Shares	1,006	957,390
Broadcom, Inc.	660	858,324
NVIDIA Corp.	11,617	9,190,441
		17,819,876
Software — 12.4%
Adobe, Inc.(1)	1,006	563,642
Cadence Design Systems, Inc.(1)	6,007	1,828,411
Microsoft Corp.	41,040	16,975,785
Palo Alto Networks, Inc.(1)	1,387	430,733
18

Sustainable Equity ETF
	Shares	Value
Salesforce, Inc.(1)	7,974	$2,462,531
ServiceNow, Inc.(1)	696	536,853
Workday, Inc., Class A(1)	2,496	735,471
		23,533,426
Specialized REITs — 0.7%
Equinix, Inc.	1,441	1,280,790
Specialty Retail — 3.6%
CarMax, Inc.(1)	7,912	625,048
Home Depot, Inc.	8,762	3,334,905
TJX Cos., Inc.	19,268	1,910,230
Tractor Supply Co.	3,917	996,171
		6,866,354
Technology Hardware, Storage and Peripherals — 4.4%
Apple, Inc.	46,833	8,465,065
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	1,154	1,033,511
TOTAL COMMON STOCKS (Cost $147,405,807)		189,623,244
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $635,125)	635,125	635,125
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $148,040,932)		190,258,369
OTHER ASSETS AND LIABILITIES — 0.1%		233,080
TOTAL NET ASSETS — 100.0%		$190,491,449

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
19

FEBRUARY 29, 2024 (UNAUDITED)

Sustainable Growth ETF
	Shares	Value
COMMON STOCKS — 99.9%
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	314	$46,554
Automobile Components — 0.6%
Aptiv PLC(1)	1,060	84,259
Automobiles — 1.6%
Tesla, Inc.(1)	1,210	244,275
Beverages — 1.6%
Coca-Cola Co.	1,692	101,554
PepsiCo, Inc.	818	135,248
		236,802
Biotechnology — 1.9%
AbbVie, Inc.	1,103	194,183
Vertex Pharmaceuticals, Inc.(1)	220	92,563
		286,746
Broadline Retail — 5.5%
Amazon.com, Inc.(1)	4,534	801,430
eBay, Inc.	690	32,623
		834,053
Building Products — 0.9%
Trane Technologies PLC	382	107,712
Trex Co., Inc.(1)	331	30,373
		138,085
Capital Markets — 0.5%
MSCI, Inc.	29	16,268
S&P Global, Inc.	141	60,402
		76,670
Chemicals — 0.7%
Linde PLC	233	104,575
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	482	25,618
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	60	44,634
Sysco Corp.	764	61,861
Target Corp.	322	49,240
		155,735
Distributors — 0.2%
Pool Corp.	84	33,442
Electrical Equipment — 0.2%
Eaton Corp. PLC	128	36,992
Electronic Equipment, Instruments and Components — 1.0%
CDW Corp.	309	76,079
Keysight Technologies, Inc.(1)	460	70,978
		147,057
Energy Equipment and Services — 0.3%
Schlumberger NV	1,050	50,747
Entertainment — 0.8%
Electronic Arts, Inc.	460	64,161
Netflix, Inc.(1)	89	53,660
		117,821
20

Sustainable Growth ETF
	Shares	Value
Financial Services — 6.2%
Block, Inc.(1)	944	$75,019
Mastercard, Inc., Class A	705	334,706
Visa, Inc., Class A	1,884	532,494
		942,219
Food Products — 0.3%
Mondelez International, Inc., Class A	614	44,865
Ground Transportation — 1.7%
Uber Technologies, Inc.(1)	2,181	173,390
Union Pacific Corp.	300	76,107
		249,497
Health Care Equipment and Supplies — 1.1%
Dexcom, Inc.(1)	234	26,926
IDEXX Laboratories, Inc.(1)	234	134,604
		161,530
Health Care Providers and Services — 2.9%
Cigna Group	272	91,430
Elevance Health, Inc.	63	31,579
UnitedHealth Group, Inc.	622	307,019
		430,028
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	374	58,894
Chipotle Mexican Grill, Inc.(1)	25	67,219
Hilton Worldwide Holdings, Inc.	402	82,137
Starbucks Corp.	835	79,241
		287,491
Interactive Media and Services — 9.9%
Alphabet, Inc., Class A(1)	6,605	914,528
Meta Platforms, Inc., Class A	1,176	576,393
		1,490,921
IT Services — 2.6%
Accenture PLC, Class A	574	215,124
MongoDB, Inc.(1)	96	42,968
Okta, Inc.(1)	534	57,298
Snowflake, Inc., Class A(1)	388	73,052
		388,442
Leisure Products — 0.1%
YETI Holdings, Inc.(1)	530	21,751
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	587	80,630
Danaher Corp.	259	65,563
West Pharmaceutical Services, Inc.	121	43,362
		189,555
Machinery — 0.9%
Deere & Co.	242	88,342
Xylem, Inc.	348	44,214
		132,556
Pharmaceuticals — 4.1%
Eli Lilly & Co.	373	281,123
21

Sustainable Growth ETF
	Shares	Value
Novo Nordisk AS, ADR	2,066	$247,445
Zoetis, Inc.	470	93,215
		621,783
Professional Services — 0.6%
Automatic Data Processing, Inc.	357	89,653
Semiconductors and Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc.(1)	1,334	256,835
Analog Devices, Inc.	206	39,515
Applied Materials, Inc.	927	186,902
ASML Holding NV, NY Shares	125	118,960
Broadcom, Inc.	88	114,443
Enphase Energy, Inc.(1)	65	8,256
NVIDIA Corp.	1,434	1,134,466
		1,859,377
Software — 22.9%
Adobe, Inc.(1)	164	91,886
Cadence Design Systems, Inc.(1)	539	164,061
Crowdstrike Holdings, Inc., Class A(1)	209	67,747
Datadog, Inc., Class A(1)	346	45,485
Dynatrace, Inc.(1)	602	29,829
Intuit, Inc.	237	157,105
Microsoft Corp.	5,293	2,189,396
PagerDuty, Inc.(1)	980	23,677
Palo Alto Networks, Inc.(1)	274	85,091
Salesforce, Inc.(1)	851	262,806
ServiceNow, Inc.(1)	274	211,347
Splunk, Inc.(1)	163	25,464
Workday, Inc., Class A(1)	327	96,354
		3,450,248
Specialized REITs — 0.5%
Equinix, Inc.	93	82,660
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	74	15,178
CarMax, Inc.(1)	596	47,084
Home Depot, Inc.	599	227,985
TJX Cos., Inc.	1,694	167,943
Ulta Beauty, Inc.(1)	132	72,410
		530,600
Technology Hardware, Storage and Peripherals — 8.8%
Apple, Inc.	7,319	1,322,909
Textiles, Apparel and Luxury Goods — 0.8%
Crocs, Inc.(1)	168	20,538
Deckers Outdoor Corp.(1)	109	97,619
		118,157
Trading Companies and Distributors — 0.2%
WW Grainger, Inc.	28	27,257
TOTAL COMMON STOCKS (Cost $12,035,334)		15,060,930
22

Sustainable Growth ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,451)	8,451	$8,451
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,043,785)		15,069,381
OTHER ASSETS AND LIABILITIES — 0.0%		7,090
TOTAL NET ASSETS — 100.0%		$15,076,471

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
23

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value (cost of $145,182,093 and $199,441,896, respectively) — including $920,232 and $4,407,834, respectively, of securities on loan	$209,666,858	$218,470,255
Investment made with cash collateral received for securities on loan, at value (cost of $708,239 and $4,315,505, respectively)	708,239	4,315,505
Total investment securities, at value (cost of $145,890,332 and $203,757,401, respectively)	210,375,097	222,785,760
Receivable for investments sold	519,271	1,167,543
Receivable for capital shares sold	—	626,155
Dividends and interest receivable	53,904	799,565
Securities lending receivable	215	868
	210,948,487	225,379,891

Liabilities
Payable for collateral received for securities on loan	708,239	4,315,505
Payable for investments purchased	519,280	2,058,090
Accrued management fees	71,612	71,959
	1,299,131	6,445,554

Net Assets	$209,649,356	$218,934,337

Shares outstanding (unlimited number of shares authorized)	2,620,000	3,495,000

Net Asset Value Per Share	$80.02	$62.64

Net Assets Consist of:
Capital paid in	$175,880,209	$189,091,374
Distributable earnings (loss)	33,769,147	29,842,963
	$209,649,356	$218,934,337

See Notes to Financial Statements.
24

FEBRUARY 29, 2024 (UNAUDITED)
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Assets
Investment securities, at value (cost of $53,211,642 and $148,040,932, respectively)	$65,235,880	$190,258,369
Receivable for investments sold	420,770	—
Receivable for capital shares sold	275,506	—
Dividends and interest receivable	33,901	290,906
	65,966,057	190,549,275

Liabilities
Payable for investments purchased	460,976	—
Accrued management fees	21,761	57,826
	482,737	57,826

Net Assets	$65,483,320	$190,491,449

Shares outstanding (unlimited number of shares authorized)	1,175,000	2,980,000

Net Asset Value Per Share	$55.73	$63.92

Net Assets Consist of:
Capital paid in	$58,554,564	$154,630,223
Distributable earnings (loss)	6,928,756	35,861,226
	$65,483,320	$190,491,449

See Notes to Financial Statements.
25

FEBRUARY 29, 2024 (UNAUDITED)
Sustainable Growth ETF
Assets
Investment securities, at value (cost of $12,043,785)	$15,069,381
Receivable for investments sold	15,439
Dividends and interest receivable	11,066
15,095,886

Liabilities
Payable for investments purchased	14,849
Accrued management fees	4,566
19,415

Net Assets	$15,076,471

Shares outstanding (unlimited number of shares authorized)	300,000

Net Asset Value Per Share	$50.25

Net Assets Consist of:
Capital paid in	$12,369,935
Distributable earnings (loss)	2,706,536
$15,076,471

See Notes to Financial Statements.
26

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $18,578, respectively)	$229,191	$2,837,820
Interest	12,823	61,400
Securities lending, net	756	8,060
	242,770	2,907,280

Expenses:
Management fees	409,058	445,879

Net investment income (loss)	(166,288)	2,461,401

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	352,243	10,626,272
Change in net unrealized appreciation (depreciation) on investments	32,579,283	874,269

Net realized and unrealized gain (loss)	32,931,526	11,500,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,765,238	$13,961,942

See Notes to Financial Statements
27

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $332, respectively)	$114,160	$1,317,086
Interest	29,574	12,847
Securities lending, net	166	—
	143,900	1,329,933

Expenses:
Management fees	111,235	324,764

Net investment income (loss)	32,665	1,005,169

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(514,094)	296,702
Change in net unrealized appreciation (depreciation) on investments	10,045,840	23,266,895

Net realized and unrealized gain (loss)	9,531,746	23,563,597

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,564,411	$24,568,766

See Notes to Financial Statements.
28

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Sustainable Growth ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $181)	$42,265
Interest	382
42,647

Expenses:
Management fees	24,058

Net investment income (loss)	18,589

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	530,243
Change in net unrealized appreciation (depreciation) on investments	1,733,749

Net realized and unrealized gain (loss)	2,263,992

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,282,581

See Notes to Financial Statements.
29

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$(166,288)	$(98,818)	$2,461,401	$5,079,740
Net realized gain (loss)	352,243	(10,042,877)	10,626,272	5,506,232
Change in net unrealized appreciation (depreciation)	32,579,283	34,115,578	874,269	9,903,959
Net increase (decrease) in net assets resulting from operations	32,765,238	23,973,883	13,961,942	20,489,931

Distributions to Shareholders
From earnings	—	—	(2,288,188)	(11,017,549)

Capital Share Transactions
Proceeds from shares sold	17,005,757	38,535,825	40,887,221	27,022,575
Payments for shares redeemed	(20,067,359)	(22,904,870)	(53,739,983)	(30,153,058)
Other capital	—	7,978	—	2,225
Net increase (decrease) in net assets from capital share transactions	(3,061,602)	15,638,933	(12,852,762)	(3,128,258)

Net increase (decrease) in net assets	29,703,636	39,612,816	(1,179,008)	6,344,124

Net Assets
Beginning of period	179,945,720	140,332,904	220,113,345	213,769,221
End of period	$209,649,356	$179,945,720	$218,934,337	$220,113,345

Transactions in Shares of the Funds
Sold	250,000	630,000	680,000	465,000
Redeemed	(300,000)	(390,000)	(900,000)	(505,000)
Net increase (decrease) in shares of the funds	(50,000)	240,000	(220,000)	(40,000)

See Notes to Financial Statements.
30

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Mid Cap Growth Impact ETF		Sustainable Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$32,665	$16,713	$1,005,169	$1,555,349
Net realized gain (loss)	(514,094)	(1,721,372)	296,702	(1,352,376)
Change in net unrealized appreciation (depreciation)	10,045,840	4,357,716	23,266,895	18,959,969
Net increase (decrease) in net assets resulting from operations	9,564,411	2,653,057	24,568,766	19,162,942

Distributions to Shareholders
From earnings	(11,055)	—	(1,029,161)	(1,302,542)

Capital Share Transactions
Proceeds from shares sold	11,895,032	18,924,772	23,587,770	28,821,576
Payments for shares redeemed	(1,106,744)	(215,481)	(3,090,006)	(5,028,111)
Other capital	—	—	81	—
Net increase (decrease) in net assets from capital share transactions	10,788,288	18,709,291	20,497,845	23,793,465

Net increase (decrease) in net assets	20,341,644	21,362,348	44,037,450	41,653,865

Net Assets
Beginning of period	45,141,676	23,779,328	146,453,999	104,800,134
End of period	$65,483,320	$45,141,676	$190,491,449	$146,453,999

Transactions in Shares of the Funds
Sold	240,000	425,000	420,000	560,000
Redeemed	(25,000)	(5,000)	(50,000)	(100,000)
Net increase (decrease) in shares of the funds	215,000	420,000	370,000	460,000

See Notes to Financial Statements.
31

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Sustainable Growth ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$18,589	$41,279
Net realized gain (loss)	530,243	(299,906)
Change in net unrealized appreciation (depreciation)	1,733,749	2,050,410
Net increase (decrease) in net assets resulting from operations	2,282,581	1,791,783

Distributions to Shareholders
From earnings	(23,734)	(36,337)

Capital Share Transactions
Proceeds from shares sold	2,248,376	6,817,351
Payments for shares redeemed	(3,416,146)	(1,140,216)
Net increase (decrease) in net assets from capital share transactions	(1,167,770)	5,677,135

Net increase (decrease) in net assets	1,091,077	7,432,581

Net Assets
Beginning of period	13,985,394	6,552,813
End of period	$15,076,471	$13,985,394

Transactions in Shares of the Funds
Sold	50,000	170,000
Redeemed	(80,000)	(30,000)
Net increase (decrease) in shares of the funds	(30,000)	140,000

See Notes to Financial Statements.
32

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Focused Dynamic Growth ETF (Focused Dynamic Growth ETF), American Century Focused Large Cap Value ETF (Focused Large Cap Value ETF), American Century Mid Cap Growth Impact ETF (Mid Cap Growth Impact ETF), American Century Sustainable Equity ETF (Sustainable Equity ETF) and American Century Sustainable Growth ETF (Sustainable Growth ETF) (collectively, the funds) are five funds in a series issued by the trust. The investment objective for Focused Dynamic Growth ETF, Focused Large Cap Value ETF, Mid Cap Growth Impact ETF and Sustainable Equity ETF is to seek long-term capital growth. Sustainable Growth ETF's investment objective is to seek capital appreciation. Shares of each fund are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

33

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Focused Dynamic Growth ETF
Common Stocks	$708,239	—	—	—	$708,239
Gross amount of recognized liabilities for securities lending transactions					$708,239
Focused Large Cap Value ETF
Common Stocks	$4,315,505	—	—	—	$4,315,505
Gross amount of recognized liabilities for securities lending transactions					$4,315,505
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

34

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 35% and 31% of the shares of Focused Dynamic Growth ETF and Focused Large Cap Value ETF, respectively. ACIM owns 42% of the shares of Sustainable Growth ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%
Mid Cap Growth Impact ETF	0.45%
Sustainable Equity ETF	0.39%
Sustainable Growth ETF	0.39%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Purchases	$40,879,310	$59,305,972
Sales	$40,173,525	$24,032,771

	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Purchases	$17,081,056	$19,398,557	$1,798,963
Sales	$16,421,040	$16,265,780	$1,805,134

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 29, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	$15,557,684	$19,565,965	$4,820,435
Focused Large Cap Value ETF	$4,152,496	$52,268,395	$12,442,076
Mid Cap Growth Impact ETF	$11,402,956	$1,067,485	$174,178
Sustainable Equity ETF	$20,141,466	$3,048,178	$1,000,539
Sustainable Growth ETF	$2,197,291	$3,335,769	$668,154
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
35

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

36

As of period end, the components of investments for federal income tax purposes were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Federal tax cost of investments	$150,819,603	$204,210,986
Gross tax appreciation of investments	$61,272,028	$23,934,728
Gross tax depreciation of investments	(1,716,534)	(5,359,954)
Net tax appreciation (depreciation) of investments	$59,555,494	$18,574,774

	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Federal tax cost of investments	$53,358,908	$148,676,099	$12,138,971
Gross tax appreciation of investments	$13,359,569	$45,265,054	$3,051,377
Gross tax depreciation of investments	(1,482,597)	(3,682,784)	(120,967)
Net tax appreciation (depreciation) of investments	$11,876,972	$41,582,270	$2,930,410

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Focused Dynamic Growth ETF	$(11,806,850)	$(12,670,199)
Mid Cap Growth Impact ETF	$(2,942,774)	$(1,416,606)
Sustainable Equity ETF	$(3,593,205)	$(2,808,496)
Sustainable Growth ETF	$(451,449)	$(323,965)
As of August 31, 2023, the funds had the following capital loss deferrals which represent certain qualified losses that the funds have elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

	Late-year ordinary loss deferral	Post-October capital loss deferral
Focused Dynamic Growth ETF	$(89,505)	—
Focused Large Cap Value ETF	—	$(987,314)
37

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2024(4)	$67.40	(0.06)	12.68	12.62	—	—	$80.02	18.73%	0.45%	(0.18)%	22%	$209,649
2023	$57.75	(0.04)	9.69	9.65	—	0.00(5)	$67.40	16.70%	0.45%	(0.07)%	41%	$179,946
2022	$86.82	(0.13)	(28.94)	(29.07)	—	0.00(5)	$57.75	(33.49)%	0.45%	(0.19)%	42%	$140,333
2021	$68.04	(0.13)	18.92	18.79	(0.01)	0.00(5)	$86.82	27.61%	0.45%	(0.17)%	28%	$231,385
2020(6)	$40.00	(0.04)	28.07	28.03	—	0.01	$68.04	70.11%	0.45%	(0.16)%	27%	$209,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 31, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2024(4)	$59.25	0.69	3.34	4.03	(0.64)	—	(0.64)	—	$62.64	6.87%	0.42%	2.32%	11%	$218,934
2023	$56.93	1.33	3.92	5.25	(1.32)	(1.61)	(2.93)	0.00(5)	$59.25	9.42%	0.42%	2.27%	41%	$220,113
2022	$62.15	1.24	(3.89)	(2.65)	(1.23)	(1.34)	(2.57)	0.00(5)	$56.93	(4.41)%	0.42%	2.06%	22%	$213,769
2021	$48.95	1.14	13.01	14.15	(0.95)	—	(0.95)	0.00(5)	$62.15	29.19%	0.42%	2.00%	36%	$264,123
2020(6)	$40.00	0.41	8.59	9.00	(0.06)	—	(0.06)	0.01	$48.95	22.53%	0.42%	2.10%	73%	$82,723

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 31, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2024(4)	$47.02	0.03	8.69	8.72	(0.01)	$55.73	18.54%	0.45%	0.13%	33%	$65,483
2023	$44.04	0.02	2.96	2.98	—	$47.02	6.78%	0.45%	0.05%	64%	$45,142
2022	$60.59	(0.08)	(16.47)	(16.55)	—	$44.04	(27.33)%	0.45%	(0.16)%	44%	$23,779
2021	$42.74	(0.11)	17.96	17.85	—	$60.59	41.78%	0.45%	(0.20)%	48%	$22,117
2020(5)	$38.45	(0.02)	4.31	4.29	—	$42.74	11.14%	0.45%	(0.29)%	2%	$6,411

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)July 13, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Equity ETF
2024(4)	$56.11	0.34	7.82	8.16	(0.35)	0.00(5)	$63.92	14.64%	0.39%	1.21%	10%	$190,491
2023	$48.74	0.67	7.27	7.94	(0.57)	—	$56.11	16.44%	0.39%	1.31%	17%	$146,454
2022	$57.20	0.50	(8.49)	(7.99)	(0.47)	—	$48.74	(14.03)%	0.39%	0.93%	21%	$104,800
2021	$44.16	0.45	13.01	13.46	(0.42)	—	$57.20	30.65%	0.39%	0.91%	22%	$150,436
2020(6)	$39.59	0.06	4.51	4.57	—	—	$44.16	11.56%	0.39%	1.13%	10%	$84,794

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)July 13, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Growth ETF
2024(4)	$42.38	0.07	7.89	7.96	(0.09)	$50.25	18.83%	0.39%	0.30%	14%	$15,076
2023	$34.49	0.19	7.88	8.07	(0.18)	$42.38	23.50%	0.39%	0.52%	31%	$13,985
2022	$43.17	0.12	(8.72)	(8.60)	(0.08)	$34.49	(19.93)%	0.39%	0.29%	29%	$6,553
2021(5)	$40.15	0.01	3.01	3.02	—	$43.17	7.52%	0.39%	0.14%	4%	$6,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

43

Notes

44

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96953 2404

Semiannual Report

February 29, 2024

American Century® Low Volatility ETF (LVOL)
American Century® Quality Convertible Securities ETF (QCON)
American Century® Quality Diversified International ETF (QINT)
American Century® Quality Preferred ETF (QPFF)
American Century® U.S. Quality Growth ETF (QGRO)
American Century® U.S. Quality Value ETF (VALQ)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 29, 2024

Low Volatility ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
IT Services	8.7%
Financial Services	8.7%
Pharmaceuticals	7.9%
Software	7.3%
Electronic Equipment, Instruments and Components	7.1%

3

Fund Characteristics

FEBRUARY 29, 2024

Quality Convertible Securities ETF
Types of Investments in Portfolio	% of net assets
Convertible Bonds	89.6%
Convertible Preferred Stocks	9.3%
Short-Term Investments	4.5%
Other Assets and Liabilities	(3.4)%

Top Five Industries	% of net assets
Software	17.7%
Health Care Equipment and Supplies	8.9%
Hotels, Restaurants and Leisure	7.3%
Electric Utilities	6.7%
Banks	5.3%
4

Fund Characteristics

FEBRUARY 29, 2024

Quality Diversified International ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.2)%

Top Five Countries	% of net assets
Japan	21.8%
United Kingdom	11.9%
Canada	9.5%
France	9.0%
Australia	5.1%
5

Fund Characteristics

FEBRUARY 29, 2024

Quality Preferred ETF
Types of Investments in Portfolio	% of net assets
Preferred Stocks	81.1%
Corporate Bonds	11.3%
Convertible Preferred Stocks	3.2%
Short-Term Investments	6.7%
Other Assets and Liabilities	(2.3)%

Top Five Industries	% of net assets
Insurance	21.0%
Banks	20.3%
Capital Markets	13.3%
Multi-Utilities	7.6%
Mortgage Real Estate Investment Trusts (REITs)	5.8%
6

Fund Characteristics

FEBRUARY 29, 2024

U.S. Quality Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Rights	0.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.0%

Top Five Industries	% of net assets
Software	27.8%
Hotels, Restaurants and Leisure	7.6%
Semiconductors and Semiconductor Equipment	7.1%
Textiles, Apparel and Luxury Goods	5.0%
Specialty Retail	4.4%
7

Fund Characteristics

FEBRUARY 29, 2024

U.S. Quality Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Machinery	7.8%
Household Products	6.3%
Health Care Providers and Services	5.8%
Consumer Staples Distribution & Retail	5.0%
Specialty Retail	4.9%
8

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Low Volatility ETF
Actual	$1,000	$1,120.80	$1.53	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%
Quality Convertible Securities ETF
Actual	$1,000	$1,047.80	$1.63	0.32%
Hypothetical	$1,000	$1,023.27	$1.61	0.32%
Quality Diversified International ETF
Actual	$1,000	$1,106.90	$2.04	0.39%
Hypothetical	$1,000	$1,022.92	$1.96	0.39%
Quality Preferred ETF
Actual	$1,000	$1,084.40	$1.66	0.32%
Hypothetical	$1,000	$1,023.27	$1.61	0.32%
U.S. Quality Growth ETF
Actual	$1,000	$1,179.10	$1.57	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%
U.S. Quality Value ETF
Actual	$1,000	$1,123.90	$1.53	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
10

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Low Volatility ETF
	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.1%
General Dynamics Corp.	1,367	$373,533
Beverages — 4.9%
Coca-Cola Co.	6,394	383,768
PepsiCo, Inc.	1,253	207,171
		590,939
Capital Markets — 1.7%
BlackRock, Inc.	57	46,246
FactSet Research Systems, Inc.	49	22,667
Intercontinental Exchange, Inc.	298	41,249
Moody's Corp.	126	47,807
S&P Global, Inc.	121	51,834
		209,803
Chemicals — 3.2%
Linde PLC	864	387,781
Commercial Services and Supplies — 5.3%
Cintas Corp.	381	239,500
Republic Services, Inc.	1,027	188,557
Veralto Corp.	44	3,803
Waste Management, Inc.	1,060	217,989
		649,849
Communications Equipment — 3.2%
Cisco Systems, Inc.	8,120	392,764
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	224	166,631
Walmart, Inc.	504	29,540
		196,171
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	935	37,419
Electric Utilities — 0.1%
Constellation Energy Corp.	65	10,949
Duke Energy Corp.	67	6,153
		17,102
Electronic Equipment, Instruments and Components — 7.1%
Amphenol Corp., Class A	3,674	401,348
Keysight Technologies, Inc.(1)	690	106,467
TE Connectivity Ltd.	2,453	352,152
		859,967
Entertainment — 0.4%
Electronic Arts, Inc.	307	42,820
Financial Services — 8.7%
Berkshire Hathaway, Inc., Class B(1)	736	301,318
Fiserv, Inc.(1)	259	38,661
Mastercard, Inc., Class A	494	234,532
Visa, Inc., Class A	1,728	488,402
		1,062,913
11

Low Volatility ETF
	Shares	Value
Food Products — 0.3%
Mondelez International, Inc., Class A	551	$40,262
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	3,536	419,511
Medtronic PLC	2,472	206,066
		625,577
Health Care Providers and Services — 0.3%
Chemed Corp.	62	38,820
Hotels, Restaurants and Leisure — 3.7%
McDonald's Corp.	1,283	374,995
Yum! Brands, Inc.	505	69,902
		444,897
Household Products — 4.1%
Colgate-Palmolive Co.	995	86,087
Procter & Gamble Co.	2,576	409,430
		495,517
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	303	60,215
Insurance — 6.8%
Chubb Ltd.	1,104	277,844
Hartford Financial Services Group, Inc.	560	53,670
Marsh & McLennan Cos., Inc.	1,553	314,125
Travelers Cos., Inc.	188	41,540
W R Berkley Corp.	1,741	145,548
		832,727
Interactive Media and Services — 1.8%
Alphabet, Inc., Class A(1)	1,585	219,459
IT Services — 8.7%
Accenture PLC, Class A	1,176	440,741
Amdocs Ltd.	3,453	314,914
Cognizant Technology Solutions Corp., Class A	2,476	195,653
VeriSign, Inc.(1)	572	111,706
		1,063,014
Life Sciences Tools and Services — 0.6%
Danaher Corp.	283	71,639
Machinery — 3.2%
Cummins, Inc.	265	71,182
Dover Corp.	454	75,083
IDEX Corp.	151	35,621
Illinois Tool Works, Inc.	323	84,674
Nordson Corp.	445	118,214
		384,774
Media — 0.9%
Comcast Corp., Class A	2,676	114,667
Pharmaceuticals — 7.9%
Bristol-Myers Squibb Co.	2,679	135,959
Eli Lilly & Co.	112	84,412
Johnson & Johnson	2,808	453,155
Merck & Co., Inc.	2,209	280,875
		954,401
12

Low Volatility ETF
	Shares	Value
Professional Services — 0.3%
Paychex, Inc.	299	$36,663
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom, Inc.	61	79,330
Software — 7.3%
Autodesk, Inc.(1)	163	42,082
Dolby Laboratories, Inc., Class A	1,190	96,390
Microsoft Corp.	1,634	675,888
Salesforce, Inc.(1)	122	37,676
Synopsys, Inc.(1)	68	39,013
		891,049
Specialty Retail — 2.1%
Home Depot, Inc.	658	250,441
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	2,491	450,248
Trading Companies and Distributors — 1.2%
Fastenal Co.	2,048	149,525
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	234	38,212
TOTAL COMMON STOCKS (Cost $10,189,133)		12,062,498
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $93,367)	93,367	93,367
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $10,282,500)		12,155,865
OTHER ASSETS AND LIABILITIES — 0.1%		11,117
TOTAL NET ASSETS — 100.0%		$12,166,982

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
13

FEBRUARY 29, 2024 (UNAUDITED)

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
CONVERTIBLE BONDS — 89.6%
Aerospace and Defense — 1.5%
Axon Enterprise, Inc., 0.50%, 12/15/27(1)	$516,000	$740,202
Automobile Components — 1.5%
Patrick Industries, Inc., 1.75%, 12/1/28	569,000	739,653
Automobiles — 2.7%
Ford Motor Co., 0.00%, 3/15/26(2)	1,012,000	1,022,265
Winnebago Industries, Inc., 1.50%, 4/1/25	303,000	370,433
		1,392,698
Beverages — 0.4%
MGP Ingredients, Inc., 1.875%, 11/15/26(1)	179,000	192,658
Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc., 0.60%, 8/1/24	314,000	309,265
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	377,000	376,406
Exact Sciences Corp., 0.375%, 3/1/28	310,000	263,003
Neurocrine Biosciences, Inc., 2.25%, 5/15/24	186,000	319,734
		1,268,408
Commercial Services and Supplies — 0.8%
Tetra Tech, Inc., 2.25%, 8/15/28(3)	367,000	393,048
Construction and Engineering — 0.6%
Granite Construction, Inc., 3.75%, 5/15/28(3)	238,000	303,093
Diversified Consumer Services — 0.8%
Stride, Inc., 1.125%, 9/1/27	303,000	386,173
Diversified REITs — 0.7%
COPT Defense Properties LP, 5.25%, 9/15/28(3)	355,000	366,892
Electric Utilities — 5.2%
Alliant Energy Corp., 3.875%, 3/15/26(3)	383,000	373,234
FirstEnergy Corp., 4.00%, 5/1/26(3)	804,000	793,548
NRG Energy, Inc., 2.75%, 9/1/25	344,000	472,312
PPL Capital Funding, Inc., 2.875%, 3/15/28	255,000	241,625
Southern Co., 3.875%, 12/15/25(3)	772,000	760,420
		2,641,139
Electrical Equipment — 0.5%
Array Technologies, Inc., 1.00%, 12/1/28	290,000	255,998
Electronic Equipment, Instruments and Components — 3.2%
Advanced Energy Industries, Inc., 2.50%, 9/15/28(3)	359,000	366,083
Insight Enterprises, Inc., 0.75%, 2/15/25	220,000	606,650
Itron, Inc., 0.00%, 3/15/26(2)	295,000	293,673
Vishay Intertechnology, Inc., 2.25%, 6/15/25	384,000	373,056
		1,639,462
Entertainment — 3.3%
Cinemark Holdings, Inc., 4.50%, 8/15/25	264,000	358,063
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	320,000	347,746
Live Nation Entertainment, Inc., 2.00%, 2/15/25	256,000	275,870
Live Nation Entertainment, Inc., 3.125%, 1/15/29(1)	617,000	705,673
		1,687,352
Financial Services — 2.3%
Block, Inc., 0.25%, 11/1/27	501,000	413,826
Euronet Worldwide, Inc., 0.75%, 3/15/25	388,000	375,390
14

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Shift4 Payments, Inc., 0.50%, 8/1/27	$383,000	$377,089
		1,166,305
Food Products — 1.2%
Post Holdings, Inc., 2.50%, 8/15/27	535,000	595,187
Ground Transportation — 1.4%
Uber Technologies, Inc., 0.00%, 12/15/25(2)	633,000	723,868
Health Care Equipment and Supplies — 8.9%
CONMED Corp., 2.25%, 6/15/27	510,000	464,943
Dexcom, Inc., 0.25%, 11/15/25	955,000	967,892
Enovis Corp., 3.875%, 10/15/28(3)	280,000	350,000
Envista Holdings Corp., 1.75%, 8/15/28(3)	327,000	291,234
Haemonetics Corp., 0.00%, 3/1/26(2)	324,000	286,983
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	376,000	357,012
Lantheus Holdings, Inc., 2.625%, 12/15/27	368,000	419,612
LivaNova USA, Inc., 3.00%, 12/15/25	339,000	391,222
NuVasive, Inc., 0.375%, 3/15/25	295,000	278,333
Omnicell, Inc., 0.25%, 9/15/25	89,000	82,714
Shockwave Medical, Inc., 1.00%, 8/15/28(3)	538,000	607,402
		4,497,347
Health Care REITs — 1.0%
Welltower OP LLC, 2.75%, 5/15/28(3)	450,000	498,057
Hotel & Resort REITs — 0.6%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	316,000	284,053
Hotels, Restaurants and Leisure — 7.3%
Airbnb, Inc., 0.00%, 3/15/26(2)	869,000	796,839
Booking Holdings, Inc., 0.75%, 5/1/25	573,000	1,059,362
Carnival Corp., 5.75%, 12/1/27	133,000	196,840
Expedia Group, Inc., 0.00%, 2/15/26(2)	413,000	383,884
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	372,000	945,066
Vail Resorts, Inc., 0.00%, 1/1/26(2)	377,000	342,834
		3,724,825
Interactive Media and Services — 1.4%
TripAdvisor, Inc., 0.25%, 4/1/26	425,000	396,208
Ziff Davis, Inc., 1.75%, 11/1/26	352,000	335,714
		731,922
IT Services — 4.1%
Akamai Technologies, Inc., 0.125%, 5/1/25	134,000	160,943
Akamai Technologies, Inc., 0.375%, 9/1/27	824,000	881,025
MongoDB, Inc., 0.25%, 1/15/26	90,000	193,275
Okta, Inc., 0.375%, 6/15/26	505,000	468,892
Perficient, Inc., 0.125%, 11/15/26	432,000	368,837
		2,072,972
Life Sciences Tools and Services — 0.6%
Repligen Corp., 1.00%, 12/15/28(3)	274,000	319,914
Machinery — 2.5%
Greenbrier Cos., Inc., 2.875%, 4/15/28	290,000	321,001
John Bean Technologies Corp., 0.25%, 5/15/26	405,000	372,276
Middleby Corp., 1.00%, 9/1/25	469,000	588,595
		1,281,872
Media — 1.8%
Cable One, Inc., 1.125%, 3/15/28	260,000	193,778
15

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Liberty Broadband Corp., 3.125%, 4/6/26(3)	$750,000	$710,789
		904,567
Metals and Mining — 1.9%
ATI, Inc., 3.50%, 6/15/25(1)	159,000	507,448
MP Materials Corp., 0.25%, 4/1/26(3)	203,000	175,549
U.S. Steel Corp., 5.00%, 11/1/26(1)	73,000	258,566
		941,563
Multi-Utilities — 1.3%
CenterPoint Energy, Inc., 4.25%, 8/15/26(3)	667,000	660,997
Oil, Gas and Consumable Fuels — 1.2%
Pioneer Natural Resources Co., 0.25%, 5/15/25	235,000	597,629
Pharmaceuticals — 1.6%
Jazz Investments I Ltd., 2.00%, 6/15/26	719,000	715,045
Revance Therapeutics, Inc., 1.75%, 2/15/27	139,000	101,470
		816,515
Professional Services — 1.5%
CSG Systems International, Inc., 3.875%, 9/15/28(3)	268,000	271,597
Parsons Corp., 0.25%, 8/15/25	270,000	485,883
		757,480
Real Estate Management and Development — 1.7%
Zillow Group, Inc., 2.75%, 5/15/25	784,000	866,170
Semiconductors and Semiconductor Equipment — 2.0%
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	481,000	574,795
Microchip Technology, Inc., 0.125%, 11/15/24(1)	432,000	451,170
		1,025,965
Software — 17.7%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(2)	202,000	184,417
Bentley Systems, Inc., 0.125%, 1/15/26	618,000	607,949
CyberArk Software Ltd., 0.00%, 11/15/24(2)	220,000	373,780
Datadog, Inc., 0.125%, 6/15/25	416,000	620,256
Dropbox, Inc., 0.00%, 3/1/26(2)	454,000	427,895
Dropbox, Inc., 0.00%, 3/1/28(2)	262,000	242,677
Five9, Inc., 0.50%, 6/1/25	457,000	428,621
Guidewire Software, Inc., 1.25%, 3/15/25	145,000	169,143
HubSpot, Inc., 0.375%, 6/1/25	262,000	578,103
InterDigital, Inc., 3.50%, 6/1/27	147,000	212,856
Nutanix, Inc., 0.25%, 10/1/27	364,000	449,904
Palo Alto Networks, Inc., 0.375%, 6/1/25	530,000	1,657,045
Pegasystems, Inc., 0.75%, 3/1/25	198,000	191,169
Progress Software Corp., 1.00%, 4/15/26	352,000	368,896
Rapid7, Inc., 0.25%, 3/15/27	276,000	250,297
Rapid7, Inc., 1.25%, 3/15/29(3)	235,000	264,632
Tyler Technologies, Inc., 0.25%, 3/15/26	666,000	683,316
Varonis Systems, Inc., 1.25%, 8/15/25	367,000	624,698
Workiva, Inc., 1.125%, 8/15/26	178,000	218,495
Zscaler, Inc., 0.125%, 7/1/25	256,000	421,632
		8,975,781
Specialty Retail — 1.1%
Match Group Financeco 2, Inc., 0.875%, 6/15/26(3)	372,000	338,602
Match Group Financeco 3, Inc., 2.00%, 1/15/30(3)	230,000	197,342
		535,944
16

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Technology Hardware, Storage and Peripherals — 1.9%
Seagate HDD Cayman, 3.50%, 6/1/28(3)	$759,000	$954,719
Water Utilities — 0.9%
American Water Capital Corp., 3.625%, 6/15/26(3)	481,000	468,975
TOTAL CONVERTIBLE BONDS (Cost $43,287,194)		45,409,403
CONVERTIBLE PREFERRED STOCKS — 9.3%
Banks — 5.3%
Bank of America Corp., 7.25%(1)	1,030	1,222,126
Wells Fargo & Co., 7.50%	1,257	1,489,170
		2,711,296
Electric Utilities — 1.5%
NextEra Energy, Inc., 6.93%, 9/1/25(1)	21,285	744,443
Financial Services — 1.9%
Apollo Global Management, Inc., 6.75%(1)	15,229	971,458
Machinery — 0.6%
Chart Industries, Inc., Series B, 6.75%, 12/15/25	4,953	286,481
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,632,075)		4,713,678
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	402,719	402,719
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,888,956	1,888,956
TOTAL SHORT-TERM INVESTMENTS (Cost $2,291,675)		2,291,675
TOTAL INVESTMENT SECURITIES — 103.4% (Cost $50,210,944)		52,414,756
OTHER ASSETS AND LIABILITIES — (3.4)%		(1,700,635)
TOTAL NET ASSETS — 100.0%		$50,714,121

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,006,015. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $9,466,127, which represented 18.7% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,047,846, which includes securities collateral of $158,890.

See Notes to Financial Statements.
17

FEBRUARY 29, 2024 (UNAUDITED)

Quality Diversified International ETF
	Shares	Value
COMMON STOCKS — 99.5%
Australia — 5.1%
Ampol Ltd.	18,101	$464,017
Aristocrat Leisure Ltd.	37,992	1,154,327
BHP Group Ltd.	7,229	207,229
BlueScope Steel Ltd.	19,275	286,628
CAR Group Ltd.	16,441	393,887
Cochlear Ltd.	1,631	371,792
Computershare Ltd.	14,180	239,642
Fortescue Ltd.	87,759	1,481,197
Northern Star Resources Ltd.	31,464	261,550
Orica Ltd.	25,642	285,753
Origin Energy Ltd.	43,890	256,402
Pilbara Minerals Ltd.(1)	202,190	552,140
Pro Medicus Ltd.	4,842	328,328
Qantas Airways Ltd.(2)	63,157	211,112
QBE Insurance Group Ltd.	113,873	1,281,637
REA Group Ltd.	5,484	693,558
Seven Group Holdings Ltd.(1)	50,843	1,276,035
Sonic Healthcare Ltd.	25,942	503,424
South32 Ltd.	242,268	464,107
Worley Ltd.	23,616	257,245
Xero Ltd.(2)	4,718	392,389
		11,362,399
Austria — 1.1%
ANDRITZ AG	4,678	294,347
Erste Group Bank AG	23,287	931,088
OMV AG	17,523	772,167
Verbund AG	3,151	228,101
voestalpine AG	7,891	215,579
		2,441,282
Belgium — 0.5%
Ageas SA	21,479	912,848
Anheuser-Busch InBev SA	4,227	255,482
Solvay SA(1)	1,893	48,267
		1,216,597
Canada — 9.5%
Alamos Gold, Inc., Class A	20,157	238,054
Alimentation Couche-Tard, Inc.	5,288	327,960
ARC Resources Ltd.(1)	20,535	349,979
B2Gold Corp.	65,908	158,179
Cameco Corp.	5,793	234,790
Canadian Natural Resources Ltd.	16,211	1,129,269
Canadian Tire Corp. Ltd., Class A(1)	8,805	895,974
CGI, Inc.(2)	2,184	250,754
Constellation Software, Inc.	1,030	2,867,584
Descartes Systems Group, Inc.(2)	6,131	531,400
Dollarama, Inc.	12,151	939,920
Element Fleet Management Corp.	35,013	584,346
Enbridge, Inc.	43,013	1,478,508
18

Quality Diversified International ETF
	Shares	Value
Fairfax Financial Holdings Ltd.	2,690	$2,871,243
Imperial Oil Ltd.	17,549	1,098,081
Kinross Gold Corp.	37,822	185,328
Loblaw Cos. Ltd.	4,300	458,278
Manulife Financial Corp.	100,516	2,385,603
MEG Energy Corp.(2)	15,839	339,036
Onex Corp.	3,285	244,641
Parkland Corp.	14,880	475,954
PrairieSky Royalty Ltd.	14,426	257,556
Quebecor, Inc., Class B	10,000	233,872
Shopify, Inc., Class A(2)	3,653	278,980
Stantec, Inc.	14,939	1,247,384
TFI International, Inc.	2,251	332,743
Thomson Reuters Corp.	2,010	317,158
Tourmaline Oil Corp.	8,844	400,249
Wheaton Precious Metals Corp.	5,939	244,627
		21,357,450
China — 2.6%
Alibaba Health Information Technology Ltd.(2)	612,000	267,415
ANTA Sports Products Ltd.	82,200	801,372
Bosideng International Holdings Ltd.	332,000	166,988
BYD Co. Ltd., H Shares	32,000	788,162
BYD Electronic International Co. Ltd.	6,500	24,543
China Resources Mixc Lifestyle Services Ltd.	101,000	304,396
Giant Biogene Holding Co. Ltd.(1)(2)	6,400	29,282
JD Health International, Inc.(2)	67,650	255,147
KE Holdings, Inc., ADR	43,672	593,503
Li Auto, Inc., ADR(2)	16,780	769,866
NetEase, Inc., ADR	255	27,520
Nongfu Spring Co. Ltd., H Shares(1)	152,400	861,792
PDD Holdings, Inc., ADR(2)	4,719	587,704
Yadea Group Holdings Ltd.	168,000	263,940
		5,741,630
Denmark — 2.9%
AP Moller - Maersk AS, B Shares	521	739,373
Genmab AS(2)	2,098	582,867
Novo Nordisk AS, Class B	41,543	4,958,806
Pandora AS	1,645	266,030
		6,547,076
Finland — 0.2%
Fortum OYJ	15,802	197,495
Wartsila OYJ Abp	22,190	343,519
		541,014
France — 9.0%
Accor SA	7,655	332,516
ArcelorMittal SA	8,823	230,151
Arkema SA	2,370	245,655
AXA SA	7,121	253,521
Bureau Veritas SA	9,163	266,245
Carrefour SA	11,702	196,609
Cie de Saint-Gobain SA	7,804	601,615
19

Quality Diversified International ETF
	Shares	Value
Danone SA	3,452	$220,277
Dassault Aviation SA	1,335	263,922
Dassault Systemes SE	5,668	265,609
Edenred SE	21,090	1,043,609
Eiffage SA	2,223	242,080
Elis SA	11,521	263,157
Engie SA	111,968	1,796,681
Gaztransport Et Technigaz SA	2,158	333,612
Hermes International SCA	1,155	2,890,202
Ipsen SA	4,196	460,944
Kering SA	1,387	638,891
La Francaise des Jeux SAEM	16,981	711,541
L'Oreal SA	5,635	2,691,664
LVMH Moet Hennessy Louis Vuitton SE	290	264,693
Orange SA	19,564	224,261
Publicis Groupe SA	6,656	704,241
Rexel SA	20,031	514,219
Safran SA	1,606	336,763
Sanofi SA	25,086	2,391,060
SCOR SE	8,076	246,435
Sodexo SA	3,610	287,758
SPIE SA	9,073	302,213
STMicroelectronics NV	14,420	654,965
Verallia SA	7,451	275,636
		20,150,745
Germany — 4.8%
Allianz SE	885	243,070
BASF SE	4,774	243,173
Bechtle AG	4,484	231,351
Brenntag SE	2,713	247,709
Commerzbank AG	44,681	517,224
CTS Eventim AG & Co. KGaA	4,257	335,243
Deutsche Bank AG	20,357	272,635
Deutsche Lufthansa AG(2)	25,514	198,418
Deutsche Post AG	16,463	764,443
Evonik Industries AG	11,876	219,221
Fresenius Medical Care AG	22,735	871,954
Fresenius SE & Co. KGaA	34,633	969,903
Hannover Rueck SE	8,281	2,125,796
Heidelberg Materials AG	2,722	264,303
HOCHTIEF AG	2,053	243,569
LEG Immobilien SE(2)	2,903	213,833
MTU Aero Engines AG	1,297	311,992
Nemetschek SE	3,408	326,482
Rheinmetall AG	1,163	533,650
SAP SE	1,577	295,519
Scout24 SE	4,280	311,219
Siemens AG	1,715	339,516
Talanx AG	3,839	274,031
thyssenkrupp AG	29,469	150,704
20

Quality Diversified International ETF
	Shares	Value
Wacker Chemie AG	1,815	$198,524
		10,703,482
Hong Kong — 0.1%
PRADA SpA	48,400	340,487
Ireland — 0.7%
AIB Group PLC	57,243	265,755
Glanbia PLC	28,905	524,054
Ryanair Holdings PLC, ADR	5,353	740,052
		1,529,861
Israel — 1.1%
Bank Hapoalim BM	26,315	252,065
Bank Leumi Le-Israel BM	29,667	248,747
ICL Group Ltd.	77,345	410,805
Israel Discount Bank Ltd., A Shares	46,143	240,746
Monday.com Ltd.(2)	1,479	329,832
Nice Ltd.(2)	1,382	338,115
Teva Pharmaceutical Industries Ltd.(2)	28,749	377,849
Wix.com Ltd.(2)	2,621	367,412
		2,565,571
Italy — 4.8%
A2A SpA	294,116	534,584
Assicurazioni Generali SpA	10,712	254,078
Banco BPM SpA	108,205	629,950
Brunello Cucinelli SpA	3,331	400,034
Buzzi SpA	18,716	632,419
Enel SpA	47,877	304,644
Ferrari NV	6,773	2,876,967
Hera SpA	83,969	290,230
Intesa Sanpaolo SpA	90,387	287,829
Mediobanca Banca di Credito Finanziario SpA	18,885	257,253
Moncler SpA	4,786	345,102
Pirelli & C SpA	53,424	315,200
Prysmian SpA	7,390	368,803
Recordati Industria Chimica e Farmaceutica SpA	5,710	319,673
Stellantis NV	73,242	1,915,981
Tenaris SA	16,137	286,617
UniCredit SpA	19,793	662,959
		10,682,323
Japan — 21.8%
Aisin Corp.	15,500	585,361
Ajinomoto Co., Inc.	7,100	261,147
Asahi Intecc Co. Ltd.	15,100	314,284
Asics Corp.	7,400	314,930
Astellas Pharma, Inc.	18,300	199,996
BayCurrent Consulting, Inc.	7,900	177,473
Capcom Co. Ltd.	16,800	678,398
Chubu Electric Power Co., Inc.	18,000	224,032
Chugai Pharmaceutical Co. Ltd.	9,800	391,428
Daiichi Sankyo Co. Ltd.	9,800	322,752
Daiwa Securities Group, Inc.	38,100	280,899
Denso Corp.	159,900	2,941,411
21

Quality Diversified International ETF
	Shares	Value
Disco Corp.	3,900	$1,270,960
Ebara Corp.	3,900	329,597
Fast Retailing Co. Ltd.	1,100	318,615
Fuji Electric Co. Ltd.	5,300	322,757
Fujitsu Ltd.	1,600	250,036
Hikari Tsushin, Inc.	1,400	253,485
Hitachi Ltd.	3,200	271,106
Honda Motor Co. Ltd.	28,200	335,088
Hoya Corp.	6,400	835,437
Inpex Corp.	18,800	250,580
Isuzu Motors Ltd.	111,700	1,593,839
ITOCHU Corp.(1)	15,700	682,023
Japan Airlines Co. Ltd.	70,200	1,311,067
Japan Tobacco, Inc.	75,100	1,950,835
Kawasaki Kisen Kaisha Ltd.(1)	18,200	868,704
KDDI Corp.	7,100	214,645
Keisei Electric Railway Co. Ltd.	6,600	308,359
Keyence Corp.	2,900	1,359,101
Kirin Holdings Co. Ltd.	15,800	219,654
Komatsu Ltd.	8,700	252,544
Kyocera Corp.	17,200	253,846
Lasertec Corp.	1,200	321,981
Lawson, Inc.	17,500	1,198,474
M3, Inc.	16,100	231,570
Marubeni Corp.	88,800	1,471,593
MatsukiyoCocokara & Co.	15,400	255,381
Mazda Motor Corp.	50,200	582,948
MEIJI Holdings Co. Ltd.	9,600	216,045
Mitsubishi Chemical Group Corp.	36,900	211,745
Mitsubishi Corp.	152,000	3,260,329
Mitsubishi Electric Corp.	16,400	261,219
Mitsubishi Heavy Industries Ltd.	5,800	459,052
Mitsui & Co. Ltd.	18,100	794,998
MS&AD Insurance Group Holdings, Inc.	5,900	294,836
NEC Corp.	4,200	283,488
Nexon Co. Ltd.	27,000	438,499
NIPPON EXPRESS HOLDINGS, Inc.	4,200	222,040
Nippon Paint Holdings Co. Ltd.	35,500	263,727
Nippon Sanso Holdings Corp.	10,700	310,337
Nippon Steel Corp.(1)	9,500	235,749
Nippon Yusen KK	16,400	522,282
Nissin Foods Holdings Co. Ltd.	20,000	582,967
Niterra Co. Ltd.	9,600	291,443
Obayashi Corp.	26,400	255,590
Obic Co. Ltd.	1,700	266,227
Ono Pharmaceutical Co. Ltd.	12,100	200,371
Oriental Land Co. Ltd.	22,900	820,741
ORIX Corp.	12,200	256,329
Otsuka Corp.	5,400	237,447
Otsuka Holdings Co. Ltd.	12,700	515,321
22

Quality Diversified International ETF
	Shares	Value
Pan Pacific International Holdings Corp.	14,500	$341,831
Panasonic Holdings Corp.	24,500	231,614
Recruit Holdings Co. Ltd.	9,000	363,023
Renesas Electronics Corp.	15,600	257,760
Ricoh Co. Ltd.	27,200	226,547
Rohto Pharmaceutical Co. Ltd.	12,700	258,292
SCREEN Holdings Co. Ltd.	8,500	1,067,377
SCSK Corp.	14,700	271,136
Seiko Epson Corp.	20,800	336,702
Shin-Etsu Chemical Co. Ltd.	71,000	3,029,878
Shinko Electric Industries Co. Ltd.	7,100	257,773
Shiseido Co. Ltd.	8,300	225,653
Sojitz Corp.	41,100	1,043,791
Sompo Holdings, Inc.	4,900	287,267
Subaru Corp.	27,800	628,997
SUMCO Corp.	29,000	455,121
Sumitomo Corp.	10,600	248,845
Suntory Beverage & Food Ltd.	7,100	233,145
Takeda Pharmaceutical Co. Ltd.	7,900	231,045
TDK Corp.	10,500	547,437
Tokyo Gas Co. Ltd.	24,300	531,883
Toyo Suisan Kaisha Ltd.	6,300	365,645
Toyota Tsusho Corp.	9,500	615,443
Trend Micro, Inc.	4,400	218,664
Unicharm Corp.	8,200	271,938
Yokogawa Electric Corp.	11,700	247,663
Zensho Holdings Co. Ltd.	5,500	240,851
ZOZO, Inc.	12,900	292,780
		48,735,219
Netherlands — 4.5%
Aalberts NV	5,618	252,702
Adyen NV(2)	646	1,022,125
ASM International NV	1,332	813,515
ASML Holding NV	2,128	2,019,475
BE Semiconductor Industries NV	2,245	406,609
Coca-Cola Europacific Partners PLC	5,196	356,601
ING Groep NV	35,712	491,463
JDE Peet's NV	8,268	188,806
Koninklijke Ahold Delhaize NV	29,944	891,788
NN Group NV	35,118	1,567,235
Randstad NV	19,415	1,070,816
Universal Music Group NV	24,476	738,940
Wolters Kluwer NV	2,142	338,264
		10,158,339
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	40,011	595,421
Norway — 1.5%
Aker BP ASA	29,841	724,350
Equinor ASA	38,759	954,974
Orkla ASA	29,993	215,014
23

Quality Diversified International ETF
	Shares	Value
Salmar ASA	5,220	$331,520
Telenor ASA	20,539	224,653
Yara International ASA	26,959	838,940
		3,289,451
Portugal — 0.7%
Banco Comercial Portugues SA, R Shares(2)	839,428	243,037
Galp Energia SGPS SA	18,747	294,996
Jeronimo Martins SGPS SA	42,271	1,012,214
		1,550,247
Singapore — 1.0%
Genting Singapore Ltd.	1,435,200	971,243
Jardine Cycle & Carriage Ltd.	52,400	993,322
Singapore Airlines Ltd.(1)	50,500	243,069
		2,207,634
South Korea — 1.0%
Coupang, Inc.(2)	36,822	681,943
Hanwha Aerospace Co. Ltd.	3,713	523,215
HYBE Co. Ltd.	1,575	235,890
Kia Corp.(2)	9,228	864,183
		2,305,231
Spain — 3.6%
ACS Actividades de Construccion y Servicios SA(1)	6,333	260,432
Aena SME SA	6,742	1,280,910
Banco Bilbao Vizcaya Argentaria SA	176,995	1,765,398
Banco de Sabadell SA	369,421	480,461
CaixaBank SA	61,890	279,971
Endesa SA	10,825	194,959
Industria de Diseno Textil SA	21,525	957,606
International Consolidated Airlines Group SA(2)	136,988	255,409
Redeia Corp. SA	13,229	210,478
Telefonica SA	589,402	2,418,066
		8,103,690
Sweden — 3.6%
AddTech AB, B Shares	14,216	314,718
Alfa Laval AB	7,321	275,648
Assa Abloy AB, Class B	47,540	1,357,005
Atlas Copco AB, A Shares	19,455	337,975
Epiroc AB, A Shares	14,180	257,397
Getinge AB, B Shares	10,416	206,416
H & M Hennes & Mauritz AB, B Shares	13,908	188,857
Husqvarna AB, B Shares	28,992	223,922
Industrivarden AB, C Shares	41,586	1,415,707
Lifco AB, B Shares	13,607	362,775
Saab AB, B Shares	5,423	427,514
Securitas AB, B Shares(1)	24,596	264,566
SKF AB, B Shares	13,526	295,436
SSAB AB, B Shares	64,913	508,300
Svenska Handelsbanken AB, A Shares	23,368	279,477
Swedbank AB, A Shares	16,145	355,075
Swedish Orphan Biovitrum AB(2)	11,112	273,149
Tele2 AB, B Shares	28,237	236,834
24

Quality Diversified International ETF
	Shares	Value
Telefonaktiebolaget LM Ericsson, B Shares	44,704	$242,743
Volvo AB, B Shares	9,549	263,109
		8,086,623
Switzerland — 4.2%
Adecco Group AG	5,099	204,406
Alcon, Inc.(1)	3,517	297,362
Belimo Holding AG	546	258,825
Cie Financiere Richemont SA, Class A	2,116	336,819
Flughafen Zurich AG	1,344	283,518
Julius Baer Group Ltd.	4,357	233,401
Kuehne & Nagel International AG	913	307,394
Logitech International SA	7,116	629,669
Novartis AG	30,238	3,050,938
Partners Group Holding AG	941	1,353,031
PSP Swiss Property AG	1,670	212,330
Roche Holding AG, Bearer Shares	920	254,328
Straumann Holding AG	4,055	640,936
Swatch Group AG, Bearer Shares	4,579	1,081,034
Swiss Prime Site AG	2,291	218,954
		9,362,945
Taiwan — 1.9%
Accton Technology Corp.	41,000	674,714
Elite Material Co. Ltd.	29,000	455,154
Gigabyte Technology Co. Ltd.	25,000	273,442
Global Unichip Corp.	7,000	352,799
MediaTek, Inc.	28,000	1,010,417
Quanta Computer, Inc.	86,000	631,956
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	767,008
		4,165,490
United Kingdom — 11.9%
3i Group PLC	23,735	741,554
Aviva PLC	41,992	237,178
BAE Systems PLC	36,702	576,098
Beazley PLC	39,128	322,981
BP PLC	36,666	213,032
British American Tobacco PLC	35,697	1,060,608
BT Group PLC	149,847	197,794
Burberry Group PLC	11,982	194,549
Centrica PLC	258,551	411,372
Coca-Cola HBC AG(2)	27,178	847,227
Compass Group PLC	10,471	287,310
ConvaTec Group PLC	77,976	242,687
CRH PLC	27,480	2,316,839
DCC PLC	3,282	233,260
Diploma PLC	7,122	311,906
Evraz PLC(2)(3)	199,959	25
Games Workshop Group PLC	1,958	232,687
Glencore PLC	288,832	1,373,144
GSK PLC	51,991	1,087,571
Halma PLC	9,842	286,614
Hikma Pharmaceuticals PLC	23,374	580,071
25

Quality Diversified International ETF
	Shares	Value
Hiscox Ltd.	20,642	$295,535
HSBC Holdings PLC(1)	620,800	4,825,259
IMI PLC	13,573	297,924
Informa PLC	48,863	500,989
InterContinental Hotels Group PLC	9,604	1,019,881
J Sainsbury PLC	74,409	234,896
JD Sports Fashion PLC	140,358	209,734
Kingfisher PLC	79,985	237,203
Marks & Spencer Group PLC	83,391	249,944
Next PLC	2,645	278,091
Pearson PLC	18,677	227,048
RELX PLC	8,689	380,614
Rightmove PLC	38,511	276,382
Rio Tinto PLC	22,737	1,458,586
Shell PLC	76,859	2,414,849
Taylor Wimpey PLC	135,343	235,868
Tesco PLC	134,839	475,582
Unilever PLC	4,653	227,226
Wise PLC, Class A(2)	30,394	353,096
WPP PLC	66,208	592,330
		26,545,544
United States — 1.1%
Autoliv, Inc.	8,218	953,534
Flex Ltd.(2)	10,452	294,224
Noble Corp. PLC	5,765	241,035
NXP Semiconductors NV	2,474	617,832
Waste Connections, Inc.	1,963	326,722
		2,433,347
TOTAL COMMON STOCKS (Cost $187,231,421)		222,719,098
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	554,521	554,521
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,020,215	1,020,215
TOTAL SHORT-TERM INVESTMENTS (Cost $1,574,736)		1,574,736
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $188,806,157)		224,293,841
OTHER ASSETS AND LIABILITIES — (0.2)%		(342,250)
TOTAL NET ASSETS — 100.0%		$223,951,591
26

Quality Diversified International ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	17.6%
Consumer Discretionary	16.3%
Financials	15.2%
Information Technology	11.1%
Health Care	10.1%
Consumer Staples	8.1%
Materials	8.1%
Energy	5.7%
Communication Services	4.3%
Utilities	2.3%
Real Estate	0.7%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,861,742. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,248,129, which includes securities collateral of $7,227,914.

See Notes to Financial Statements.
27

FEBRUARY 29, 2024 (UNAUDITED)

Quality Preferred ETF
	Shares/Principal Amount	Value
PREFERRED STOCKS — 81.1%
Automobiles — 2.4%
Ford Motor Co., 6.00%	21,126	$509,770
Ford Motor Co., 6.20%	13,719	340,780
Ford Motor Co., 6.50%	14,472	365,418
General Motors Financial Co., Inc., Series C, 5.70%(1)	508,000	477,636
		1,693,604
Banks — 18.4%
Bank of America Corp., 5.875%	822,000	797,509
Bank of America Corp., 5.875%	12,930	323,379
Bank of America Corp., 6.00%(1)	24,453	611,814
Bank of America Corp., 6.125%	523,000	523,868
Bank of America Corp., 6.25%	687,000	686,890
Citigroup, Inc., 6.30%	1,510,000	1,508,131
Citizens Financial Group, Inc., 6.35%	24,449	616,115
Citizens Financial Group, Inc., Series E, 5.00%	11,070	235,680
Fifth Third Bancorp, 6.00%	13,319	329,246
First Citizens BancShares, Inc., 5.375%	8,335	182,953
Hancock Whitney Corp., 6.25%	8,707	214,366
Huntington Bancshares, Inc., Series H, 4.50%	23,044	448,667
JPMorgan Chase & Co., 5.75%	19,858	498,039
JPMorgan Chase & Co., 8.87%	947,000	953,315
JPMorgan Chase & Co., Series GG, 4.75%	17,072	386,681
JPMorgan Chase & Co., Series JJ, 4.55%(1)	17,924	385,007
JPMorgan Chase & Co., Series LL, 4.625%(1)	17,817	387,876
JPMorgan Chase & Co., Series MM, 4.20%	18,957	377,244
Old National Bancorp, 7.00%	12,344	300,330
PNC Financial Services Group, Inc., 6.20%(1)	836,000	824,668
Regions Financial Corp., 5.70%	11,536	267,751
Truist Financial Corp., 4.80%	474,000	449,598
USB Capital IX, 6.60%	503,000	405,022
Wells Fargo & Co., 5.90%	1,392,000	1,388,919
		13,103,068
Capital Markets — 13.3%
Affiliated Managers Group, Inc., 4.20%	13,455	235,866
Affiliated Managers Group, Inc., 5.875%	44,063	1,069,409
Charles Schwab Corp., Series J, 4.45%(1)	17,302	366,110
Goldman Sachs Group, Inc., 6.35%	15,873	366,666
Goldman Sachs Group, Inc., 6.375%	19,201	488,473
KKR Group Finance Co. IX LLC, 4.625%	19,719	401,676
Morgan Stanley, 6.375%	26,160	657,401
Morgan Stanley, Series A, 6.28%	33,810	767,487
Morgan Stanley, Series P, 6.50%	11,798	308,282
Oaktree Capital Group LLC, 6.55%	47,385	1,066,163
Oaktree Capital Group LLC, 6.625%	46,859	1,051,985
State Street Corp., 5.90%	40,199	1,002,965
State Street Corp., 8.19%	1,400,000	1,402,355
Stifel Financial Corp., 6.25%	10,277	252,506
		9,437,344
28

Quality Preferred ETF
	Shares/Principal Amount	Value
Consumer Finance — 2.3%
Capital One Financial Corp., 4.375%	22,027	$399,349
Capital One Financial Corp., Series I, 5.00%(1)	28,617	588,366
Synchrony Financial, Series A, 5.625%	33,207	622,963
		1,610,678
Diversified Telecommunication Services — 3.7%
AT&T, Inc., 5.00%(1)	28,938	642,134
AT&T, Inc., 5.35%	48,912	1,181,714
AT&T, Inc., Series C, 4.75%	37,012	768,739
		2,592,587
Electric Utilities — 5.8%
Brookfield Infrastructure Finance ULC, 5.00%	14,093	272,700
Duke Energy Corp., 5.625%	31,005	782,566
NextEra Energy Capital Holdings, Inc., 5.65%	27,180	680,587
SCE Trust VI, 5.00%	27,794	571,167
Southern Co., 4.20%	88,369	1,831,889
		4,138,909
Financial Services — 0.7%
Equitable Holdings, Inc., 5.25%(1)	20,619	470,526
Food Products — 0.9%
CHS, Inc., 6.75%	12,292	315,290
CHS, Inc., 7.10%	12,160	320,902
		636,192
Gas Utilities — 0.3%
Spire, Inc., Series A, 5.90%	9,787	240,858
Insurance — 13.8%
AEGON Funding Co. LLC, 5.10%	16,675	371,352
American Equity Investment Life Holding Co., 5.95%(1)	15,235	362,745
American Equity Investment Life Holding Co., 6.625%	7,319	185,024
Arch Capital Group Ltd., 5.45%(1)	14,468	347,377
Aspen Insurance Holdings Ltd., 5.625%	14,468	306,288
Athene Holding Ltd., 4.875%	10,640	200,032
Athene Holding Ltd., 5.625%	26,120	573,334
Athene Holding Ltd., 6.375%	11,284	282,777
Athene Holding Ltd., Series A, 6.35%	10,693	263,262
Axis Capital Holdings Ltd., 5.50%	14,729	323,449
Brighthouse Financial, Inc., 5.375%(1)	16,000	306,400
Brighthouse Financial, Inc., 6.60%	21,126	511,883
Enstar Group Ltd., 7.00%	24,839	618,988
Globe Life, Inc., 4.25%	12,475	256,361
Hartford Financial Services Group, Inc., 6.00%(1)	40,192	1,007,614
MetLife, Inc., 5.625%(1)	66,064	1,619,889
MetLife, Inc., 6.65%(1)	7,712	188,790
Prudential Financial, Inc., 4.125%(1)	14,862	305,414
Prudential Financial, Inc., 5.95%	13,708	353,392
RenaissanceRe Holdings Ltd., 5.75%(1)	42,631	1,050,428
W R Berkley Corp., 5.10%(1)	8,233	189,935
W R Berkley Corp., 5.70%	8,589	215,498
		9,840,232
Leisure Products — 0.3%
Brunswick Corp., 6.625%	9,516	235,711
29

Quality Preferred ETF
	Shares/Principal Amount	Value
Mortgage Real Estate Investment Trusts (REITs) — 5.8%
AGNC Investment Corp., 6.125%	28,687	$674,431
AGNC Investment Corp., 6.50%	27,312	663,955
Annaly Capital Management, Inc., 6.50%	21,379	536,185
Chimera Investment Corp., 7.75%	13,221	274,733
Chimera Investment Corp., 8.00%	24,585	585,123
MFA Financial, Inc., 6.50%	23,445	516,493
Rithm Capital Corp., 6.375%	41,107	897,777
		4,148,697
Multi-Utilities — 5.5%
Algonquin Power & Utilities Corp., 6.20%	10,551	266,413
Brookfield Infrastructure Partners LP, Series 14, 5.00%	13,868	245,047
CMS Energy Corp., 5.875%	18,575	459,360
CMS Energy Corp., 5.875%(1)	13,100	329,465
Dominion Energy, Inc., Series C, 4.35%	695,000	651,818
DTE Energy Co., 4.375%	13,443	284,185
NiSource, Inc., 6.50%	21,376	533,545
Sempra, 4.875%	608,000	596,725
Sempra, 5.75%	23,087	577,175
		3,943,733
Real Estate Management and Development — 0.7%
Brookfield Property Partners LP, 5.75%	41,224	486,443
Residential REITs — 0.5%
American Homes 4 Rent, Series G, 5.875%	14,094	337,410
Retail REITs — 0.7%
Agree Realty Corp., Series A, 4.25%	11,838	213,913
Kimco Realty Corp., 5.25%(1)	12,548	293,247
		507,160
Specialized REITs — 4.2%
Digital Realty Trust, Inc., 5.25%	10,279	230,352
Digital Realty Trust, Inc., Series K, 5.85%(1)	8,874	216,348
Public Storage, 5.05%(1)	12,978	323,152
Public Storage, 5.15%(1)	19,892	490,338
Public Storage, Series I, 4.875%(1)	9,223	219,231
Public Storage, Series L, 4.625%(1)	22,048	483,733
Public Storage, Series P, 4.00%(1)	25,259	488,762
Public Storage, Series R, 4.00%	25,773	498,450
		2,950,366
Trading Companies and Distributors — 1.2%
Triton International Ltd., 6.875%	21,888	546,543
WESCO International, Inc., 10.625%	10,800	292,680
		839,223
Wireless Telecommunication Services — 0.6%
U.S. Cellular Corp., 6.25%	21,817	452,267
TOTAL PREFERRED STOCKS (Cost $56,830,463)		57,665,008
CORPORATE BONDS — 11.3%
Insurance — 7.2%
Allstate Corp., VRN, 8.51%, (3-month SOFR plus 3.20%), 8/15/53	$1,005,000	1,008,046
Allstate Corp., VRN, 6.50%, 5/15/67	1,510,000	1,524,173
Nippon Life Insurance Co., VRN, 5.10%, 10/16/44(2)	646,000	641,845
30

Quality Preferred ETF
	Shares/Principal Amount	Value
Prudential Financial, Inc., VRN, 6.00%, 9/1/52	$1,959,000	$1,956,669
		5,130,733
Multi-Utilities — 2.1%
CMS Energy Corp., VRN, 4.75%, 6/1/50	663,000	608,455
Dominion Energy, Inc., VRN, 5.75%, 10/1/54	916,000	917,355
		1,525,810
Oil, Gas and Consumable Fuels — 1.3%
Enbridge, Inc., VRN, 5.50%, 7/15/77	263,000	244,989
Transcanada Trust, VRN, 5.30%, 3/15/77	707,000	653,631
		898,620
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC, VRN, 4.125%, 6/4/81	566,000	484,680
TOTAL CORPORATE BONDS (Cost $7,824,255)		8,039,843
CONVERTIBLE PREFERRED STOCKS — 3.2%
Banks — 1.9%
Wells Fargo & Co., 7.50%	1,158	1,371,885
Hotel & Resort REITs — 0.7%
RLJ Lodging Trust, Series A, 1.95%	20,760	516,924
Oil, Gas and Consumable Fuels — 0.6%
El Paso Energy Capital Trust I, 4.75%, 3/31/28	8,757	414,644
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,250,977)		2,303,453
SHORT-TERM INVESTMENTS — 6.7%
Money Market Funds — 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,914,288	1,914,288
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,833,184	2,833,184
TOTAL SHORT-TERM INVESTMENTS (Cost $4,747,472)		4,747,472
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $71,653,167)		72,755,776
OTHER ASSETS AND LIABILITIES — (2.3)%		(1,631,549)
TOTAL NET ASSETS — 100.0%		$71,124,227

NOTES TO SCHEDULE OF INVESTMENTS
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,758,802. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $641,845, which represented 0.9% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,833,184.

See Notes to Financial Statements.
31

FEBRUARY 29, 2024 (UNAUDITED)

U.S. Quality Growth ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.5%
Howmet Aerospace, Inc.	200,128	$13,318,518
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	9,335	7,848,868
Monster Beverage Corp.(1)	19,688	1,163,561
		9,012,429
Biotechnology — 3.3%
Alkermes PLC(1)	75,062	2,228,591
Exelixis, Inc.(1)	209,566	4,589,495
Gilead Sciences, Inc.	14,908	1,074,867
Incyte Corp.(1)	160,322	9,356,392
Neurocrine Biosciences, Inc.(1)	73,219	9,547,758
Regeneron Pharmaceuticals, Inc.(1)	1,125	1,086,851
Vertex Pharmaceuticals, Inc.(1)	2,542	1,069,521
		28,953,475
Broadline Retail — 0.6%
Amazon.com, Inc.(1)	6,215	1,098,563
Dillard's, Inc., Class A	5,054	2,096,046
eBay, Inc.	24,504	1,158,549
Ollie's Bargain Outlet Holdings, Inc.(1)	13,415	1,075,481
		5,428,639
Building Products — 2.0%
A O Smith Corp.	13,460	1,115,834
AAON, Inc.	13,128	1,102,489
Advanced Drainage Systems, Inc.	6,633	1,082,771
AZEK Co., Inc.(1)	46,678	2,245,679
Builders FirstSource, Inc.(1)	34,560	6,745,421
Carlisle Cos., Inc.	6,150	2,152,500
Simpson Manufacturing Co., Inc.	5,558	1,159,843
Trane Technologies PLC	3,844	1,083,893
Trex Co., Inc.(1)	11,602	1,064,599
		17,753,029
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	6,879	1,075,257
Coinbase Global, Inc., Class A(1)	6,349	1,292,402
Evercore, Inc., Class A	5,880	1,100,030
LPL Financial Holdings, Inc.	4,131	1,106,654
MSCI, Inc.	1,919	1,076,501
SEI Investments Co.	161,968	10,892,348
Tradeweb Markets, Inc., Class A	10,373	1,097,671
		17,640,863
Chemicals — 0.7%
Ashland, Inc.	11,664	1,092,217
Ecolab, Inc.	4,938	1,110,260
NewMarket Corp.	5,989	3,842,962
		6,045,439
Commercial Services and Supplies — 0.3%
Cintas Corp.	1,730	1,087,495
Rollins, Inc.	25,939	1,143,132
		2,230,627
32

U.S. Quality Growth ETF
	Shares	Value
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	36,334	$10,084,138
Construction and Engineering — 0.3%
Comfort Systems USA, Inc.	4,378	1,338,486
EMCOR Group, Inc.	4,186	1,312,395
		2,650,881
Consumer Finance — 0.1%
American Express Co.	5,070	1,112,459
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	14,700	10,935,183
Target Corp.	7,217	1,103,624
U.S. Foods Holding Corp.(1)	21,296	1,081,624
		13,120,431
Electrical Equipment — 1.1%
Acuity Brands, Inc.	26,866	6,749,814
Atkore, Inc.	14,824	2,511,185
		9,260,999
Electronic Equipment, Instruments and Components — 0.6%
Badger Meter, Inc.	6,952	1,103,213
Insight Enterprises, Inc.(1)	5,872	1,103,936
Jabil, Inc.	15,469	2,228,928
TE Connectivity Ltd.	7,554	1,084,452
		5,520,529
Energy Equipment and Services — 0.5%
Weatherford International PLC(1)	40,279	4,133,028
Entertainment — 1.5%
Netflix, Inc.(1)	20,282	12,228,424
Walt Disney Co.	10,080	1,124,726
		13,353,150
Financial Services — 2.1%
Euronet Worldwide, Inc.(1)	20,249	2,216,050
Mastercard, Inc., Class A	29,210	13,867,740
Visa, Inc., Class A	7,648	2,161,631
		18,245,421
Food Products — 0.1%
Lancaster Colony Corp.	5,606	1,159,994
Ground Transportation — 1.4%
Saia, Inc.(1)	1,941	1,116,851
Uber Technologies, Inc.(1)	139,052	11,054,634
		12,171,485
Health Care Equipment and Supplies — 2.6%
Align Technology, Inc.(1)	3,428	1,036,696
Dexcom, Inc.(1)	73,874	8,500,681
IDEXX Laboratories, Inc.(1)	4,318	2,483,843
Lantheus Holdings, Inc.(1)	33,360	2,181,077
Penumbra, Inc.(1)	4,131	970,455
ResMed, Inc.	11,852	2,058,929
Shockwave Medical, Inc.(1)	20,054	5,231,487
		22,463,168
Health Care Providers and Services — 2.1%
Centene Corp.(1)	13,551	1,062,805
33

U.S. Quality Growth ETF
	Shares	Value
Cigna Group	3,171	$1,065,900
DaVita, Inc.(1)	8,831	1,121,272
Molina Healthcare, Inc.(1)	29,522	11,629,011
Option Care Health, Inc.(1)	66,668	2,151,376
UnitedHealth Group, Inc.	2,061	1,017,310
		18,047,674
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	4,884	1,101,391
Hotel & Resort REITs — 0.4%
Ryman Hospitality Properties, Inc.	27,605	3,270,640
Hotels, Restaurants and Leisure — 7.6%
Airbnb, Inc., Class A(1)	13,977	2,200,958
Booking Holdings, Inc.(1)	7,786	27,008,311
Boyd Gaming Corp.	17,009	1,124,805
Chipotle Mexican Grill, Inc.(1)	5,782	15,546,468
Expedia Group, Inc.(1)	7,800	1,067,196
Hilton Worldwide Holdings, Inc.	5,359	1,094,951
Starbucks Corp.	11,328	1,075,027
Texas Roadhouse, Inc.	65,525	9,787,469
Wingstop, Inc.	22,737	7,981,824
		66,887,009
Household Durables — 0.4%
DR Horton, Inc.	7,476	1,117,213
PulteGroup, Inc.	10,365	1,123,359
Tempur Sealy International, Inc.	21,393	1,165,277
		3,405,849
Household Products — 0.8%
Colgate-Palmolive Co.	67,833	5,868,911
Reynolds Consumer Products, Inc.	36,918	1,089,081
		6,957,992
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	56,223	3,066,402
Industrial Conglomerates — 1.8%
General Electric Co.	100,154	15,713,161
Insurance — 1.1%
Kinsale Capital Group, Inc.	8,578	4,427,792
Progressive Corp.	23,359	4,427,932
W R Berkley Corp.	12,659	1,058,293
		9,914,017
Interactive Media and Services — 3.3%
Alphabet, Inc., Class A(1)	53,549	7,414,395
Meta Platforms, Inc., Class A	44,639	21,878,913
		29,293,308
IT Services — 1.1%
Amdocs Ltd.	11,918	1,086,922
Cloudflare, Inc., Class A(1)	10,908	1,074,874
Cognizant Technology Solutions Corp., Class A	13,655	1,079,018
Gartner, Inc.(1)	2,393	1,114,085
GoDaddy, Inc., Class A(1)	9,602	1,096,068
MongoDB, Inc.(1)	2,411	1,079,115
34

U.S. Quality Growth ETF
	Shares	Value
Okta, Inc.(1)	13,184	$1,414,643
Snowflake, Inc., Class A(1)	4,809	905,439
VeriSign, Inc.(1)	5,585	1,090,695
		9,940,859
Leisure Products — 0.1%
Polaris, Inc.	11,758	1,090,084
Life Sciences Tools and Services — 1.1%
Medpace Holdings, Inc.(1)	22,048	8,764,521
Mettler-Toledo International, Inc.(1)	910	1,134,970
		9,899,491
Machinery — 1.7%
Allison Transmission Holdings, Inc.	14,784	1,113,679
Caterpillar, Inc.	3,369	1,125,111
Donaldson Co., Inc.	98,950	7,086,799
ITT, Inc.	8,666	1,093,129
Lincoln Electric Holdings, Inc.	8,732	2,240,631
Mueller Industries, Inc.	22,775	1,170,180
Snap-on, Inc.	4,000	1,102,640
		14,932,169
Media — 1.0%
New York Times Co., Class A	50,256	2,225,336
Trade Desk, Inc., Class A(1)	77,966	6,660,635
		8,885,971
Metals and Mining — 0.4%
Nucor Corp.	5,813	1,117,840
Reliance, Inc.	3,398	1,091,505
Steel Dynamics, Inc.	8,696	1,163,699
		3,373,044
Oil, Gas and Consumable Fuels — 1.9%
APA Corp.	35,904	1,069,580
Chevron Corp.	6,981	1,061,182
EnLink Midstream LLC(1)	87,291	1,076,298
Marathon Petroleum Corp.	16,947	2,867,941
Texas Pacific Land Corp.	4,858	7,653,390
Valero Energy Corp.	19,965	2,824,249
		16,552,640
Personal Care Products — 1.5%
BellRing Brands, Inc.(1)	118,517	6,749,543
elf Beauty, Inc.(1)	29,748	6,203,351
		12,952,894
Pharmaceuticals — 0.1%
Merck & Co., Inc.	8,394	1,067,297
Professional Services — 0.1%
Robert Half, Inc.	13,655	1,097,862
Semiconductors and Semiconductor Equipment — 7.1%
Applied Materials, Inc.	59,757	12,048,206
Cirrus Logic, Inc.(1)	23,652	2,171,727
Enphase Energy, Inc.(1)	8,790	1,116,418
KLA Corp.	3,174	2,165,620
Lam Research Corp.	2,298	2,156,098
Monolithic Power Systems, Inc.	8,782	6,323,391
35

U.S. Quality Growth ETF
	Shares	Value
NVIDIA Corp.	27,631	$21,859,437
Onto Innovation, Inc.(1)	6,091	1,121,719
QUALCOMM, Inc.	84,138	13,276,135
		62,238,751
Software — 27.8%
Adobe, Inc.(1)	24,221	13,570,542
AppLovin Corp., Class A(1)	75,088	4,484,255
Atlassian Corp., Class A(1)	36,972	7,668,732
Autodesk, Inc.(1)	77,280	19,951,378
Cadence Design Systems, Inc.(1)	7,102	2,161,707
Crowdstrike Holdings, Inc., Class A(1)	27,919	9,049,944
DocuSign, Inc.(1)	173,119	9,222,049
Dropbox, Inc., Class A(1)	93,295	2,234,415
Dynatrace, Inc.(1)	43,786	2,169,596
Elastic NV(1)	34,024	4,552,751
Fair Isaac Corp.(1)	1,718	2,181,705
Fortinet, Inc.(1)	178,245	12,318,512
Gitlab, Inc., Class A(1)	15,587	1,124,134
HubSpot, Inc.(1)	10,974	6,790,821
Intuit, Inc.	1,649	1,093,106
Manhattan Associates, Inc.(1)	69,920	17,712,834
Microsoft Corp.	64,410	26,642,552
Nutanix, Inc., Class A(1)	18,598	1,174,650
Palantir Technologies, Inc., Class A(1)	275,971	6,921,353
Palo Alto Networks, Inc.(1)	36,462	11,323,274
Pegasystems, Inc.	33,540	2,181,442
PTC, Inc.(1)	12,098	2,214,055
Qualys, Inc.(1)	33,511	5,759,200
Salesforce, Inc.(1)	22,785	7,036,464
ServiceNow, Inc.(1)	33,854	26,112,944
Splunk, Inc.(1)	111,549	17,426,185
SPS Commerce, Inc.(1)	11,861	2,196,183
Synopsys, Inc.(1)	24,282	13,931,312
Tenable Holdings, Inc.(1)	22,988	1,107,102
UiPath, Inc., Class A(1)	46,329	1,100,314
Workday, Inc., Class A(1)	3,539	1,042,802
Zoom Video Communications, Inc., Class A(1)	17,467	1,235,441
Zscaler, Inc.(1)	4,798	1,160,972
		244,852,726
Specialized REITs — 0.1%
Equinix, Inc.	1,232	1,095,026
Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	5,365	1,100,361
Dick's Sporting Goods, Inc.	6,425	1,142,943
Gap, Inc.	56,838	1,076,512
Murphy USA, Inc.	5,327	2,221,412
Ross Stores, Inc.	7,386	1,100,219
TJX Cos., Inc.	244,133	24,203,346
Ulta Beauty, Inc.(1)	1,994	1,093,829
Williams-Sonoma, Inc.	28,870	6,799,751
		38,738,373
36

U.S. Quality Growth ETF
	Shares	Value
Technology Hardware, Storage and Peripherals — 0.1%
NetApp, Inc.	12,612	$1,123,981
Textiles, Apparel and Luxury Goods — 5.0%
Crocs, Inc.(1)	18,502	2,261,870
Deckers Outdoor Corp.(1)	14,697	13,162,486
Lululemon Athletica, Inc.(1)	26,216	12,245,231
NIKE, Inc., Class B	10,326	1,073,181
Ralph Lauren Corp.	46,386	8,624,085
Tapestry, Inc.	136,196	6,473,396
		43,840,249
Trading Companies and Distributors — 4.1%
Applied Industrial Technologies, Inc.	51,979	9,870,292
Beacon Roofing Supply, Inc.(1)	50,531	4,340,108
Boise Cascade Co.	8,575	1,165,428
Core & Main, Inc., Class A(1)	164,185	7,836,550
Fastenal Co.	30,115	2,198,696
MSC Industrial Direct Co., Inc., Class A	85,960	8,676,803
WW Grainger, Inc.	2,265	2,204,887
		36,292,764
TOTAL COMMON STOCKS (Cost $766,065,460)		879,290,326
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,932,237)	1,932,237	1,932,237
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $768,000,335)		881,225,201
OTHER ASSETS AND LIABILITIES — 0.0%		(156,688)
TOTAL NET ASSETS — 100.0%		$881,068,513

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
37

FEBRUARY 29, 2024 (UNAUDITED)

U.S. Quality Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.6%
Textron, Inc.	13,609	$1,212,154
Air Freight and Logistics — 0.1%
FedEx Corp.	757	188,470
Automobiles — 0.2%
General Motors Co.	4,699	192,565
Thor Industries, Inc.	1,667	213,676
		406,241
Banks — 0.1%
Bank OZK	4,388	192,194
Beverages — 2.6%
Coca-Cola Co.	64,103	3,847,462
Coca-Cola Consolidated, Inc.	923	776,059
Molson Coors Beverage Co., Class B	2,950	184,139
National Beverage Corp.(1)	3,691	194,294
PepsiCo, Inc.	3,139	519,002
		5,520,956
Biotechnology — 4.9%
AbbVie, Inc.	24,522	4,317,098
Alkermes PLC(1)	6,891	204,594
Exelixis, Inc.(1)	8,926	195,479
Gilead Sciences, Inc.	71,663	5,166,902
Incyte Corp.(1)	3,146	183,601
United Therapeutics Corp.(1)	850	191,794
Vertex Pharmaceuticals, Inc.(1)	433	182,181
		10,441,649
Broadline Retail — 1.7%
Dillard's, Inc., Class A	861	357,083
eBay, Inc.	64,132	3,032,161
Macy's, Inc.	11,321	197,438
		3,586,682
Building Products — 3.3%
A O Smith Corp.	2,293	190,090
Allegion PLC	9,484	1,212,719
Masco Corp.	39,785	3,053,896
Owens Corning	15,438	2,312,304
Trane Technologies PLC	1,528	430,850
		7,199,859
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	1,261	197,107
Bank of New York Mellon Corp.	3,339	187,285
Evercore, Inc., Class A	1,153	215,703
Franklin Resources, Inc.	51,547	1,414,965
Northern Trust Corp.	2,311	189,802
SEI Investments Co.	22,077	1,484,678
State Street Corp.	2,553	188,233
Stifel Financial Corp.	2,415	183,202
T Rowe Price Group, Inc.	1,718	194,735
		4,255,710
38

U.S. Quality Value ETF
	Shares	Value
Chemicals — 2.5%
Ecolab, Inc.	1,703	$382,903
LyondellBasell Industries NV, Class A	33,198	3,329,095
NewMarket Corp.	853	547,345
PPG Industries, Inc.	2,394	338,990
Sherwin-Williams Co.	2,071	687,634
		5,285,967
Commercial Services and Supplies — 3.3%
Cintas Corp.	6,570	4,129,968
Rollins, Inc.	66,804	2,944,052
		7,074,020
Communications Equipment — 1.4%
Cisco Systems, Inc.	29,529	1,428,318
F5, Inc.(1)	7,995	1,496,824
Motorola Solutions, Inc.	558	184,357
		3,109,499
Construction and Engineering — 0.1%
EMCOR Group, Inc.	713	223,540
Consumer Finance — 0.4%
OneMain Holdings, Inc.	3,976	187,786
Synchrony Financial	16,175	668,028
		855,814
Consumer Staples Distribution & Retail — 5.0%
Kroger Co.	23,577	1,169,655
Sysco Corp.	4,333	350,843
Target Corp.	23,064	3,526,947
U.S. Foods Holding Corp.(1)	3,628	184,266
Walmart, Inc.	93,170	5,460,694
		10,692,405
Containers and Packaging — 0.1%
Packaging Corp. of America	1,067	193,330
Distributors — 1.4%
Genuine Parts Co.	18,122	2,704,890
LKQ Corp.	6,823	356,774
		3,061,664
Diversified Consumer Services — 0.5%
H&R Block, Inc.	22,037	1,078,711
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	8,429	337,329
Electrical Equipment — 1.3%
Acuity Brands, Inc.	3,052	766,785
Atkore, Inc.	1,263	213,952
Eaton Corp. PLC	2,108	609,212
Emerson Electric Co.	3,513	375,364
Hubbell, Inc.	2,272	864,882
		2,830,195
Electronic Equipment, Instruments and Components — 3.5%
Amphenol Corp., Class A	1,865	203,733
Insight Enterprises, Inc.(1)	1,121	210,748
Jabil, Inc.	5,271	759,498
Keysight Technologies, Inc.(1)	1,240	191,332
39

U.S. Quality Value ETF
	Shares	Value
TD SYNNEX Corp.	1,813	$188,371
TE Connectivity Ltd.	40,268	5,780,874
Trimble, Inc.(1)	3,011	184,243
		7,518,799
Entertainment — 0.2%
Electronic Arts, Inc.	1,288	179,650
Netflix, Inc.(1)	314	189,317
		368,967
Financial Services — 0.8%
Euronet Worldwide, Inc.(1)	1,920	210,125
Jack Henry & Associates, Inc.	1,065	185,065
MGIC Investment Corp.	51,151	1,017,393
Visa, Inc., Class A	652	184,281
Western Union Co.	14,275	191,428
		1,788,292
Food Products — 2.5%
Campbell Soup Co.	4,381	186,806
Flowers Foods, Inc.	22,975	515,099
General Mills, Inc.	8,114	520,757
Hershey Co.	1,774	333,370
Ingredion, Inc.	26,623	3,131,663
Kellanova	3,244	178,907
Mondelez International, Inc., Class A	4,631	338,387
Post Holdings, Inc.(1)	1,941	202,175
		5,407,164
Health Care Equipment and Supplies — 0.2%
IDEXX Laboratories, Inc.(1)	652	375,050
Health Care Providers and Services — 5.8%
Cardinal Health, Inc.	46,321	5,187,026
Cencora, Inc.	986	232,302
Centene Corp.(1)	2,309	181,095
Cigna Group	4,785	1,608,430
CVS Health Corp.	2,398	178,339
DaVita, Inc.(1)	2,953	374,942
Elevance Health, Inc.	361	180,951
McKesson Corp.	8,246	4,299,547
Molina Healthcare, Inc.(1)	457	180,017
		12,422,649
Hotels, Restaurants and Leisure — 1.1%
Booking Holdings, Inc.(1)	59	204,661
Boyd Gaming Corp.	2,898	191,645
Darden Restaurants, Inc.	6,546	1,117,468
Expedia Group, Inc.(1)	2,751	376,392
International Game Technology PLC	7,174	194,917
Texas Roadhouse, Inc.	1,501	224,204
		2,309,287
Household Durables — 0.6%
Lennar Corp., Class A	2,332	369,645
Mohawk Industries, Inc.(1)	1,623	192,520
NVR, Inc.(1)	27	205,891
40

U.S. Quality Value ETF
	Shares	Value
PulteGroup, Inc.	1,910	$207,006
Taylor Morrison Home Corp.(1)	3,305	187,096
Toll Brothers, Inc.	1,683	192,939
		1,355,097
Household Products — 6.3%
Clorox Co.	23,710	3,634,980
Colgate-Palmolive Co.	50,079	4,332,835
Procter & Gamble Co.	26,811	4,261,341
Reynolds Consumer Products, Inc.	44,030	1,298,885
		13,528,041
Industrial Conglomerates — 0.2%
3M Co.	5,727	527,571
Insurance — 1.5%
Allstate Corp.	2,293	365,779
Axis Capital Holdings Ltd.	3,035	189,900
Chubb Ltd.	724	182,209
Everest Group Ltd.	499	184,071
Globe Life, Inc.	1,452	184,302
Hartford Financial Services Group, Inc.	1,956	187,463
Loews Corp.	2,468	185,421
Old Republic International Corp.	11,983	347,028
Progressive Corp.	1,791	339,502
Reinsurance Group of America, Inc.	1,075	190,114
Travelers Cos., Inc.	2,376	525,001
Unum Group	3,932	194,438
W R Berkley Corp.	2,157	180,325
		3,255,553
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(1)	2,193	303,643
Meta Platforms, Inc., Class A	2,662	1,304,726
		1,608,369
IT Services — 4.2%
Accenture PLC, Class A	498	186,640
Akamai Technologies, Inc.(1)	1,729	191,781
Amdocs Ltd.	16,245	1,481,544
Cognizant Technology Solutions Corp., Class A	23,265	1,838,400
GoDaddy, Inc., Class A(1)	1,766	201,589
International Business Machines Corp.	24,570	4,546,187
VeriSign, Inc.(1)	2,719	530,994
		8,977,135
Life Sciences Tools and Services — 0.5%
Bruker Corp.	2,208	191,080
Medpace Holdings, Inc.(1)	1,878	746,543
Mettler-Toledo International, Inc.(1)	155	193,319
		1,130,942
Machinery — 7.8%
AGCO Corp.	1,726	189,342
Allison Transmission Holdings, Inc.	3,127	235,557
Caterpillar, Inc.	1,269	423,795
Donaldson Co., Inc.	65,798	4,712,453
Flowserve Corp.	4,418	186,970
41

U.S. Quality Value ETF
	Shares	Value
Illinois Tool Works, Inc.	15,927	$4,175,263
ITT, Inc.	1,477	186,309
Lincoln Electric Holdings, Inc.	11,795	3,026,597
Mueller Industries, Inc.	4,433	227,767
Otis Worldwide Corp.	24,969	2,379,546
PACCAR, Inc.	2,281	252,940
Parker-Hannifin Corp.	898	480,834
Snap-on, Inc.	682	188,000
Watts Water Technologies, Inc., Class A	942	192,121
		16,857,494
Media — 3.3%
Comcast Corp., Class A	127,704	5,472,116
Fox Corp., Class A	6,193	184,489
New York Times Co., Class A	21,406	947,858
News Corp., Class A	7,654	205,740
Nexstar Media Group, Inc., Class A	1,086	180,461
		6,990,664
Metals and Mining — 0.4%
Commercial Metals Co.	3,432	185,328
Nucor Corp.	1,067	205,184
Reliance, Inc.	627	201,405
Steel Dynamics, Inc.	1,619	216,655
		808,572
Oil, Gas and Consumable Fuels — 2.8%
APA Corp.	6,117	182,225
Exxon Mobil Corp.	1,761	184,060
Marathon Petroleum Corp.	9,577	1,620,716
PBF Energy, Inc., Class A	3,934	183,718
Phillips 66	25,951	3,698,277
Valero Energy Corp.	1,323	187,151
		6,056,147
Pharmaceuticals — 0.2%
Johnson & Johnson	3,292	531,263
Professional Services — 1.8%
Automatic Data Processing, Inc.	1,350	339,025
Booz Allen Hamilton Holding Corp.	16,054	2,371,336
Genpact Ltd.	5,100	173,400
Maximus, Inc.	2,251	188,319
Paychex, Inc.	1,482	181,723
Robert Half, Inc.	2,327	187,091
Science Applications International Corp.	1,445	202,242
TriNet Group, Inc.(1)	1,575	201,616
		3,844,752
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.(1)	1,002	190,620
Retail REITs — 1.7%
Simon Property Group, Inc.	24,744	3,665,576
Semiconductors and Semiconductor Equipment — 4.7%
Amkor Technology, Inc.	5,992	185,872
Applied Materials, Inc.	1,124	226,621
42

U.S. Quality Value ETF
	Shares	Value
Broadcom, Inc.	2,710	$3,524,328
Cirrus Logic, Inc.(1)	2,215	203,381
KLA Corp.	270	184,221
Lam Research Corp.	234	219,551
Qorvo, Inc.(1)	1,800	206,190
QUALCOMM, Inc.	32,484	5,125,650
Skyworks Solutions, Inc.	1,782	186,967
		10,062,781
Software — 2.9%
Adobe, Inc.(1)	344	192,736
Autodesk, Inc.(1)	2,055	530,539
Cadence Design Systems, Inc.(1)	605	184,150
DocuSign, Inc.(1)	11,061	589,219
Dolby Laboratories, Inc., Class A	2,319	187,839
Dropbox, Inc., Class A(1)	7,948	190,355
Fortinet, Inc.(1)	2,761	190,813
Informatica, Inc., Class A(1)	5,671	184,761
Manhattan Associates, Inc.(1)	4,467	1,131,625
Microsoft Corp.	4,030	1,666,969
Pegasystems, Inc.	2,857	185,819
Qualys, Inc.(1)	1,142	196,264
Salesforce, Inc.(1)	630	194,557
ServiceNow, Inc.(1)	240	185,122
SPS Commerce, Inc.(1)	1,010	187,012
Synopsys, Inc.(1)	318	182,446
		6,180,226
Specialized REITs — 0.2%
Lamar Advertising Co., Class A	3,177	351,217
Specialty Retail — 4.9%
AutoNation, Inc.(1)	1,340	200,732
AutoZone, Inc.(1)	67	201,403
Best Buy Co., Inc.	38,988	3,153,349
Dick's Sporting Goods, Inc.	1,437	255,628
Gap, Inc.	9,684	183,415
Home Depot, Inc.	11,592	4,412,031
Murphy USA, Inc.	454	189,323
O'Reilly Automotive, Inc.(1)	175	190,299
Ross Stores, Inc.	3,596	535,660
TJX Cos., Inc.	3,464	343,421
Ulta Beauty, Inc.(1)	340	186,510
Williams-Sonoma, Inc.	3,279	772,303
		10,624,074
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	23,565	4,259,374
Dell Technologies, Inc., Class C	10,529	996,675
HP, Inc.	124,977	3,540,598
NetApp, Inc.	15,042	1,340,543
		10,137,190
Textiles, Apparel and Luxury Goods — 1.7%
Crocs, Inc.(1)	1,576	192,666
Deckers Outdoor Corp.(1)	209	187,178
43

U.S. Quality Value ETF
	Shares	Value
PVH Corp.	2,058	$281,267
Ralph Lauren Corp.	1,369	254,525
Tapestry, Inc.	59,349	2,820,858
		3,736,494
Tobacco — 0.1%
Altria Group, Inc.	4,520	184,913
Trading Companies and Distributors — 2.6%
Applied Industrial Technologies, Inc.	1,226	232,805
Beacon Roofing Supply, Inc.(1)	2,152	184,835
Core & Main, Inc., Class A(1)	3,996	190,729
Fastenal Co.	2,760	201,508
MSC Industrial Direct Co., Inc., Class A	9,362	945,000
WW Grainger, Inc.	3,856	3,753,662
		5,508,539
TOTAL COMMON STOCKS (Cost $189,248,204)		214,049,827
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $435,949)	435,949	435,949
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $189,684,153)		214,485,776
OTHER ASSETS AND LIABILITIES — 0.1%		217,969
TOTAL NET ASSETS — 100.0%		$214,703,745

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
44

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Assets
Investment securities, at value (cost of $10,282,500 and $48,321,988, respectively) — including $— and $2,006,015, respectively, of securities on loan	$12,155,865	$50,525,800
Investment made with cash collateral received for securities on loan, at value (cost of $— and $1,888,956, respectively)	—	1,888,956
Total investment securities, at value (cost of $10,282,500 and $50,210,944, respectively)	12,155,865	52,414,756
Dividends and interest receivable	13,871	199,212
Securities lending receivable	—	1,758
	12,169,736	52,615,726

Liabilities
Payable for collateral received for securities on loan	—	1,888,956
Accrued management fees	2,754	12,649
	2,754	1,901,605

Net Assets	$12,166,982	$50,714,121

Shares outstanding (unlimited number of shares authorized)	240,000	1,200,000

Net Asset Value Per Share	$50.70	$42.26

Net Assets Consist of:
Capital paid in	$10,897,737	$53,751,311
Distributable earnings (loss)	1,269,245	(3,037,190)
	$12,166,982	$50,714,121

See Notes to Financial Statements.
45

FEBRUARY 29, 2024 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Assets
Investment securities, at value (cost of $187,785,942 and $68,819,983, respectively) — including $7,861,742 and $2,758,802, respectively, of securities on loan	$223,273,626	$69,922,592
Investment made with cash collateral received for securities on loan, at value (cost of $1,020,215 and $2,833,184, respectively)	1,020,215	2,833,184
Total investment securities, at value (cost of $188,806,157 and $71,653,167, respectively)	224,293,841	72,755,776
Cash	—	553,203
Foreign currency holdings, at value (cost of $4,067 and $—, respectively)	4,056	—
Dividends and interest receivable	739,618	654,536
Securities lending receivable	2,749	11,466
	225,040,264	73,974,981

Liabilities
Payable for collateral received for securities on loan	1,020,215	2,833,184
Accrued management fees	68,458	17,570
	1,088,673	2,850,754

Net Assets	$223,951,591	$71,124,227

Shares outstanding (unlimited number of shares authorized)	4,650,000	1,920,000

Net Asset Value Per Share	$48.16	$37.04

Net Assets Consist of:
Capital paid in	$234,710,595	$72,003,785
Distributable earnings (loss)	(10,759,004)	(879,558)
	$223,951,591	$71,124,227

See Notes to Financial Statements.
46

FEBRUARY 29, 2024 (UNAUDITED)
	U.S. Quality Growth ETF	U.S. Quality Value ETF
Assets
Investment securities, at value (cost of $768,000,335 and $189,684,153, respectively)	$881,225,201	$214,485,776
Cash	421	107
Receivable for investments sold	406,718,312	61,272,760
Receivable for capital shares sold	143,846,675	20,922,413
Dividends and interest receivable	937,333	332,231
Securities lending receivable	77	—
	1,432,728,019	297,013,287

Liabilities
Payable for investments purchased	407,011,565	59,810,794
Payable for capital shares redeemed	144,447,275	22,449,275
Accrued management fees	200,666	49,473
	551,659,506	82,309,542

Net Assets	$881,068,513	$214,703,745

Shares outstanding (unlimited number of shares authorized)	10,675,000	3,825,000

Net Asset Value Per Share	$82.54	$56.13

Net Assets Consist of:
Capital paid in	$767,470,452	$211,476,146
Distributable earnings (loss)	113,598,061	3,227,599
	$881,068,513	$214,703,745

See Notes to Financial Statements.
47

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $33 and $135, respectively)	$97,025	$122,249
Interest	1,866	319,376
Securities lending, net	—	7,862
	98,891	449,487
Expenses:
Management fees	15,082	51,558

Net investment income (loss)	83,809	397,929

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	105,383	(1,530,472)
Change in net unrealized appreciation (depreciation) on investments	1,090,207	3,080,014

Net realized and unrealized gain (loss)	1,195,590	1,549,542

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,279,399	$1,947,471

See Notes to Financial Statements.
48

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $201,856 and $1,454, respectively)	$1,871,283	$1,000,326
Interest	22,052	473,293
Securities lending, net	12,876	80,618
	1,906,211	1,554,237

Expenses:
Management fees	420,122	76,656

Net investment income (loss)	1,486,089	1,477,581

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,704,621	116,098
Foreign currency translation transactions	(16,428)	—
	4,688,193	116,098

Change in net unrealized appreciation (depreciation) on:
Investments	16,216,354	2,669,124
Translation of assets and liabilities in foreign currencies	(2,909)	—
	16,213,445	2,669,124

Net realized and unrealized gain (loss)	20,901,638	2,785,222

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,387,727	$4,262,803

See Notes to Financial Statements.
49

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	U.S. Quality Growth ETF	U.S Quality Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $155, respectively)	$2,466,063	$1,885,678
Interest	32,021	12,385
Securities lending, net	570	255
	2,498,654	1,898,318
Expenses:
Management fees	1,067,378	301,927

Net investment income (loss)	1,431,276	1,596,391

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	65,402,327	17,048,954
Change in net unrealized appreciation (depreciation) on investments	61,928,102	5,687,753

Net realized and unrealized gain (loss)	127,330,429	22,736,707

Net Increase (Decrease) in Net Assets Resulting from Operations	$128,761,705	$24,333,098

See Notes to Financial Statements.
50

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Low Volatility ETF		Quality Convertible Securities ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$83,809	$146,039	$397,929	$534,667
Net realized gain (loss)	105,383	(897)	(1,530,472)	(569,362)
Change in net unrealized appreciation (depreciation)	1,090,207	852,258	3,080,014	543,820
Net increase (decrease) in net assets resulting from operations	1,279,399	997,400	1,947,471	509,125

Distributions to Shareholders
From earnings	(89,589)	(128,357)	(437,652)	(618,718)

Capital Share Transactions
Proceeds from shares sold	1,392,992	2,586,097	24,633,168	19,937,523
Payments for shares redeemed	—	(1,321,272)	—	(19,943,974)
Other capital	—	—	—	48,993
Net increase (decrease) in net assets from capital share transactions	1,392,992	1,264,825	24,633,168	42,542

Net increase (decrease) in net assets	2,582,802	2,133,868	26,142,987	(67,051)

Net Assets
Beginning of period	9,584,180	7,450,312	24,571,134	24,638,185
End of period	$12,166,982	$9,584,180	$50,714,121	$24,571,134

Transactions in Shares of the Funds
Sold	30,000	60,000	600,000	500,000
Redeemed	—	(30,000)	—	(500,000)
Net increase (decrease) in shares of the funds	30,000	30,000	600,000	—

See Notes to Financial Statements.
51

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Quality Diversified International ETF		Quality Preferred ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$1,486,089	$6,782,934	$1,477,581	$1,621,651
Net realized gain (loss)	4,688,193	(12,159,074)	116,098	(1,724,955)
Change in net unrealized appreciation (depreciation)	16,213,445	41,197,077	2,669,124	384,267
Net increase (decrease) in net assets resulting from operations	22,387,727	35,820,937	4,262,803	280,963

Distributions to Shareholders
From earnings	(2,937,645)	(7,274,680)	(1,494,348)	(1,587,293)

Capital Share Transactions
Proceeds from shares sold	31,220,080	51,868,842	31,222,144	47,848,338
Payments for shares redeemed	(40,558,533)	(56,824,512)	—	(31,857,915)
Other capital	—	—	15,876	39,853
Net increase (decrease) in net assets from capital share transactions	(9,338,453)	(4,955,670)	31,238,020	16,030,276

Net increase (decrease) in net assets	10,111,629	23,590,587	34,006,475	14,723,946

Net Assets
Beginning of period	213,839,962	190,249,375	37,117,752	22,393,806
End of period	$223,951,591	$213,839,962	$71,124,227	$37,117,752

Transactions in Shares of the Funds
Sold	700,000	1,250,000	870,000	1,335,000
Redeemed	(900,000)	(1,350,000)	—	(900,000)
Net increase (decrease) in shares of the funds	(200,000)	(100,000)	870,000	435,000

See Notes to Financial Statements.
52

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	U.S. Quality Growth ETF		U.S. Quality Value ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$1,431,276	$2,169,448	$1,596,391	$5,132,754
Net realized gain (loss)	65,402,327	17,773,879	17,048,954	(7,442,298)
Change in net unrealized appreciation (depreciation)	61,928,102	52,016,923	5,687,753	23,331,081
Net increase (decrease) in net assets resulting from operations	128,761,705	71,960,250	24,333,098	21,021,537

Distributions to Shareholders
From earnings	(1,232,545)	(1,839,795)	(1,710,673)	(5,272,570)

Capital Share Transactions
Proceeds from shares sold	505,437,815	550,394,708	73,351,323	54,644,425
Payments for shares redeemed	(423,306,000)	(208,240,588)	(95,296,300)	(60,011,648)
Net increase (decrease) in net assets from capital share transactions	82,131,815	342,154,120	(21,944,977)	(5,367,223)

Net increase (decrease) in net assets	209,660,975	412,274,575	677,448	10,381,744

Net Assets
Beginning of period	671,407,538	259,132,963	214,026,297	203,644,553
End of period	$881,068,513	$671,407,538	$214,703,745	$214,026,297

Transactions in Shares of the Funds
Sold	6,625,000	8,375,000	1,375,000	1,125,000
Redeemed	(5,525,000)	(3,100,000)	(1,800,000)	(1,225,000)
Net increase (decrease) in shares of the funds	1,100,000	5,275,000	(425,000)	(100,000)

See Notes to Financial Statements.
53

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Low Volatility ETF (Low Volatility ETF), American Century Quality Convertible Securities ETF (Quality Convertible Securities ETF), American Century Quality Diversified International ETF (Quality Diversified International ETF), American Century Quality Preferred ETF (Quality Preferred ETF), American Century U.S. Quality Growth ETF (U.S. Quality Growth ETF) and American Century U.S. Quality Value ETF (U.S. Quality Value ETF) are six funds in a series issued by the trust. Low Volatility ETF’s investment objective is to seek capital appreciation. Quality Convertible Securities ETF’s investment objective is to seek total return. Quality Preferred ETF's investment objective is to seek current income and capital appreciation. Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF's investment objectives are to seek to provide investment results that closely correspond, before fees and expenses, to the performance of each fund's underlying index. Shares of Low Volatility ETF, Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are listed for trading on the NYSE Arca, Inc. Shares of Quality Convertible Securities ETF and Quality Preferred ETF are listed for trading on the Cboe BZX Exchange, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
54

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

55

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly for Quality Convertible Securities ETF and Quality Preferred ETF. Distributions from net investment income, if any, are generally declared and paid quarterly for Low Volatility ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF. Distributions from net investment income, if any, are generally declared and paid semiannually for Quality Diversified International ETF. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Quality Convertible Securities ETF
Convertible Bonds	$936,791	—	—	—	$936,791
Convertible Preferred Stocks	952,165	—	—	—	952,165
Total Borrowings	$1,888,956	—	—	—	$1,888,956
Gross amount of recognized liabilities for securities lending transactions					$1,888,956

Quality Diversified International ETF
Common Stocks	$1,020,215	—	—	—	$1,020,215
Gross amount of recognized liabilities for securities lending transactions					$1,020,215

Quality Preferred ETF
Preferred Stocks	$2,833,184	—	—	—	$2,833,184
Gross amount of recognized liabilities for securities lending transactions					$2,833,184
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

56

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 30%, 10% and 42% of the shares of Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF, respectively. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 39% of the shares of Low Volatility ETF. ACIM owns 42% of the shares of Low Volatility ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Low Volatility ETF	0.29%
Quality Convertible Securities ETF	0.32%
Quality Diversified International ETF	0.39%
Quality Preferred ETF	0.32%
U.S. Quality Growth ETF	0.29%
U.S. Quality Value ETF	0.29%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Purchases	$2,556,812	$13,728,382	$100,637,900	$13,342,231	$671,854,424	$116,981,926
Sales	$2,577,136	$12,122,005	$72,768,247	$2,750,725	$667,251,105	$114,404,454

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 29, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Low Volatility ETF	$1,371,689	—	—
Quality Convertible Securities ETF	$24,208,174	—	—
Quality Diversified International ETF	—	$38,161,647	$7,752,114
Quality Preferred ETF	$21,562,158	—	—
U.S. Quality Growth ETF	$493,832,024	$415,919,440	$80,855,922
U.S. Quality Value ETF	$69,124,414	$93,488,832	$19,139,307
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
57

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Low Volatility ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$12,062,498	—	—
Short-Term Investments	93,367	—	—
	$12,155,865	—	—

Quality Convertible Securities ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$45,409,403	—
Convertible Preferred Stocks	$1,257,939	3,455,739	—
Short-Term Investments	2,291,675	—	—
	$3,549,614	$48,865,142	—

58

Quality Diversified International ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$1,989,859	$19,367,591	—
China	1,978,593	3,763,037	—
Ireland	740,052	789,809	—
Israel	697,244	1,868,327	—
Italy	2,876,967	7,805,356	—
Netherlands	356,601	9,801,738	—
South Korea	681,943	1,623,288	—
Switzerland	297,362	9,065,583	—
United Kingdom	2,316,839	24,228,705	—
United States	2,433,347	—	—
Other Countries	—	130,036,857	—
Warrants	—	7	—
Short-Term Investments	1,574,736	—	—
	$15,943,543	$208,350,298	—

Quality Preferred ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$46,998,554	$10,666,454	—
Corporate Bonds	—	8,039,843	—
Convertible Preferred Stocks	931,568	1,371,885	—
Short-Term Investments	4,747,472	—	—
	$52,677,594	$20,078,182	—

U.S. Quality Growth ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$879,290,326	—	—
Rights	2,638	—	—
Short-Term Investments	1,932,237	—	—
	$881,225,201	—	—

U.S. Quality Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$214,049,827	—	—
Short-Term Investments	435,949	—	—
	$214,485,776	—	—

59

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF
Federal tax cost of investments	$10,352,170	$50,233,569	$189,753,175
Gross tax appreciation of investments	$1,867,607	$2,965,023	$41,415,500
Gross tax depreciation of investments	(63,912)	(783,836)	(6,874,834)
Net tax appreciation (depreciation) of investments	$1,803,695	$2,181,187	$34,540,666

	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Federal tax cost of investments	$71,958,038	$770,316,220	$190,122,082
Gross tax appreciation of investments	$1,446,345	$111,309,275	$24,870,510
Gross tax depreciation of investments	(648,607)	(400,294)	(506,816)
Net tax appreciation (depreciation) of investments	$797,738	$110,908,981	$24,363,694

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

60

As of August 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Low Volatility ETF	$(667,069)	—
Quality Convertible Securities ETF	$(2,678,963)	$(1,065,088)
Quality Diversified International ETF	$(40,299,840)	$(8,863,328)
Quality Preferred ETF	$(1,157,138)	$(954,241)
U.S. Quality Growth ETF	$(56,999,648)	$(7,585,177)
U.S. Quality Value ETF	$(30,805,797)	$(6,693,951)
61

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Low Volatility ETF
2024(4)	$45.64	0.37	5.10	5.47	(0.41)	$50.70	12.08%	0.29%	1.61%	25%	$12,167
2023	$41.39	0.74	4.16	4.90	(0.65)	$45.64	11.96%	0.29%	1.71%	176%	$9,584
2022	$47.65	0.68	(6.35)	(5.67)	(0.59)	$41.39	(11.98)%	0.29%	1.52%	167%	$7,450
2021(5)	$39.84	0.34	7.70	8.04	(0.23)	$47.65	20.26%	0.29%	1.24%	61%	$6,433

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)January 12, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Convertible Securities ETF
2024(4)	$40.95	0.50	1.42	1.92	(0.61)	—	$42.26	4.78%	0.32%	2.47%	38%	$50,714
2023	$41.06	0.97	(0.05)	0.92	(1.12)	0.09	$40.95	2.56%	0.32%	2.41%	46%	$24,571
2022	$48.23	0.80	(7.10)	(6.30)	(0.92)	0.05	$41.06	(13.13)%	0.32%	1.79%	64%	$24,638
2021(5)	$50.00	0.39	(1.95)	(1.56)	(0.25)	0.04	$48.23	(3.03)%	0.32%	1.53%	110%	$26,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)February 16, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2024(4)	$44.09	0.31	4.37	4.68	(0.61)	$48.16	10.69%	0.39%	1.38%	34%	$223,952
2023	$38.43	1.38	5.72	7.10	(1.44)	$44.09	18.67%	0.39%	3.31%	119%	$213,840
2022	$52.76	1.45	(14.40)	(12.95)	(1.38)	$38.43	(24.82)%	0.39%	3.15%	108%	$190,249
2021	$43.09	1.17	9.56	10.73	(1.06)	$52.76	25.04%	0.39%	2.37%	107%	$208,421
2020	$37.44	0.78	5.42	6.20	(0.55)	$43.09	16.67%	0.39%	2.00%	118%	$101,271
2019(5)	$39.85	0.98	(2.69)	(1.71)	(0.70)	$37.44	(4.32)%	0.39%	2.67%	119%	$18,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)September 10, 2018 (fund inception) through August 31, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Preferred ETF
2024(4)	$35.35	1.09	1.79	2.88	(1.20)	0.01	$37.04	8.44%	0.32%	6.18%	6%	$71,124
2023	$36.41	1.99	(1.02)	0.97	(2.08)	0.05	$35.35	2.96%	0.32%	5.62%	77%	$37,118
2022	$41.69	1.78	(5.29)	(3.51)	(1.79)	0.02	$36.41	(8.58)%	0.32%	4.59%	51%	$22,394
2021(5)	$40.00	1.01	1.48	2.49	(0.83)	0.03	$41.69	6.35%	0.32%	4.59%	61%	$22,515

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)February 16, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Growth ETF
2024(4)	$70.12	0.14	12.41	12.55	(0.13)	$82.54	17.91%	0.29%	0.39%	90%	$881,069
2023	$60.26	0.36	9.82	10.18	(0.32)	$70.12	16.96%	0.29%	0.56%	203%	$671,408
2022	$75.48	0.30	(15.26)	(14.96)	(0.26)	$60.26	(19.83)%	0.29%	0.45%	153%	$259,133
2021	$55.96	0.23	19.44	19.67	(0.15)	$75.48	35.20%	0.29%	0.36%	162%	$258,522
2020	$41.84	0.18	14.11	14.29	(0.17)	$55.96	34.30%	0.29%	0.39%	180%	$215,439
2019(5)	$40.15	0.18	1.64	1.82	(0.13)	$41.84	4.57%	0.29%	0.48%	191%	$21,964

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)September 10, 2018 (fund inception) through August 31, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Value ETF
2024(4)	$50.36	0.39	5.80	6.19	(0.42)	$56.13	12.39%	0.29%	1.54%	55%	$214,704
2023	$46.81	1.18	3.59	4.77	(1.22)	$50.36	10.40%	0.29%	2.47%	187%	$214,026
2022	$51.82	1.19	(5.14)	(3.95)	(1.06)	$46.81	(7.70)%	0.29%	2.36%	118%	$203,645
2021	$38.76	0.83	13.02	13.85	(0.79)	$51.82	36.16%	0.29%	1.81%	147%	$255,219
2020	$39.21	1.02	(0.47)	0.55	(1.00)	$38.76	1.55%	0.29%	2.66%	178%	$137,598
2019	$41.66	1.15	(2.68)	(1.53)	(0.92)	$39.21	(3.60)%	0.29%	2.94%	190%	$30,391

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

68

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96949 2404

Semiannual Report

February 29, 2024

Avantis® Inflation Focused Equity ETF (AVIE)
Avantis® Real Estate ETF (AVRE)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Large Cap Equity ETF (AVLC)
Avantis® U.S. Large Cap Value ETF (AVLV)
Avantis® U.S. Mid Cap Equity ETF (AVMC)
Avantis® U.S. Mid Cap Value ETF (AVMV)
Avantis® U.S. Small Cap Equity ETF (AVSC)
Avantis® U.S. Small Cap Value ETF (AVUV)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 29, 2024

Avantis Inflation Focused Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	22.3%
Insurance	11.5%
Pharmaceuticals	10.3%
Health Care Providers and Services	9.7%
Biotechnology	9.5%

3

Fund Characteristics

FEBRUARY 29, 2024

Avantis Real Estate ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.9)%

Top Five Sectors	% of net assets
Industrial REITs	19.3%
Retail REITs	16.4%
Telecom Tower REITs	10.2%
Multi-Family Residential REITs	8.7%
Data Center REITs	8.6%

4

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Rights	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.0%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	7.0%
Semiconductors and Semiconductor Equipment	6.9%
Software	6.8%
Banks	5.4%
Interactive Media and Services	4.9%

5

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Large Cap Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	8.8%
Semiconductors and Semiconductor Equipment	8.4%
Oil, Gas and Consumable Fuels	6.4%
Technology Hardware, Storage and Peripherals	5.0%
Interactive Media and Services	4.9%

6

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.0%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	13.5%
Banks	6.0%
Consumer Staples Distribution & Retail	5.5%
Interactive Media and Services	5.3%
Semiconductors and Semiconductor Equipment	5.0%

7

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Mid Cap Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	6.3%
Insurance	5.9%
Capital Markets	5.1%
Machinery	5.0%
Banks	4.3%

8

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Mid Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Other Assets and Liabilities	0.2%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.8%
Banks	7.8%
Insurance	7.1%
Specialty Retail	5.8%
Building Products	5.6%

9

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Small Cap Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Rights	0.0%
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.4)%

Top Five Industries	% of net assets
Banks	17.0%
Biotechnology	6.3%
Oil, Gas and Consumable Fuels	4.3%
Specialty Retail	4.0%
Machinery	3.6%

10

Fund Characteristics

February 29, 2024

Avantis U.S. Small Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.0%

Top Five Industries	% of net assets
Banks	16.3%
Oil, Gas and Consumable Fuels	11.9%
Household Durables	6.5%
Specialty Retail	5.7%
Trading Companies and Distributors	4.6%

11

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis Inflation Focused Equity ETF
Actual	$1,000	$1,054.90	$1.28	0.25%
Hypothetical	$1,000	$1,023.62	$1.26	0.25%
Avantis Real Estate ETF
Actual	$1,000	$1,045.80	$0.86	0.17%
Hypothetical	$1,000	$1,024.02	$0.86	0.17%
Avantis U.S. Equity ETF
Actual	$1,000	$1,131.70	$0.80	0.15%
Hypothetical	$1,000	$1,024.12	$0.75	0.15%
Avantis U.S. Large Cap Equity ETF
Actual	$1,000	$1,207.80	$0.71(2)	0.15%
Hypothetical	$1,000	$1,024.12	$0.75	0.15%
Avantis U.S. Large Cap Value ETF
Actual	$1,000	$1,131.50	$0.79	0.15%
Hypothetical	$1,000	$1,024.12	$0.75	0.15%
Avantis U.S. Mid Cap Equity ETF
Actual	$1,000	$1,194.90	$0.62(3)	0.18%
Hypothetical	$1,000	$1,023.97	$0.91	0.18%
Avantis U.S. Mid Cap Value ETF
Actual	$1,000	$1,203.10	$0.69(3)	0.20%
Hypothetical	$1,000	$1,023.87	$1.01	0.20%
Avantis U.S. Small Cap Equity ETF
Actual	$1,000	$1,098.20	$1.30	0.25%
Hypothetical	$1,000	$1,023.62	$1.26	0.25%
Avantis U.S. Small Cap Value ETF
Actual	$1,000	$1,108.60	$1.31	0.25%
Hypothetical	$1,000	$1,023.62	$1.26	0.25%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 157, the number of days in the period from September 26, 2023 (fund inception) through February 29, 2024, divided by 366, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
(3)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 115, the number of days in the period from November 7, 2023 (fund inception) through February 29, 2024, divided by 366, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
13

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Inflation Focused Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Beverages — 7.5%
Boston Beer Co., Inc., Class A(1)	8	$2,465
Brown-Forman Corp., Class A	40	2,398
Brown-Forman Corp., Class B	184	11,082
Celsius Holdings, Inc.(1)	120	9,794
Coca-Cola Co.	1,912	114,758
Coca-Cola Consolidated, Inc.	5	4,204
Constellation Brands, Inc., Class A	82	20,379
Duckhorn Portfolio, Inc.(1)	40	380
Keurig Dr Pepper, Inc.	456	13,639
MGP Ingredients, Inc.	17	1,448
Molson Coors Beverage Co., Class B	192	11,985
Monster Beverage Corp.(1)	480	28,368
National Beverage Corp.(1)	28	1,474
PepsiCo, Inc.	828	136,902
Vita Coco Co., Inc.(1)	32	835
		360,111
Biotechnology — 9.5%
AbbVie, Inc.	610	107,391
ACADIA Pharmaceuticals, Inc.(1)	79	1,836
Alkermes PLC(1)	113	3,355
Alnylam Pharmaceuticals, Inc.(1)	62	9,368
Amgen, Inc.	224	61,338
Apellis Pharmaceuticals, Inc.(1)	72	4,462
Biogen, Inc.(1)	78	16,925
BioMarin Pharmaceutical, Inc.(1)	100	8,628
Bridgebio Pharma, Inc.(1)	92	3,142
Cerevel Therapeutics Holdings, Inc.(1)	28	1,148
CRISPR Therapeutics AG(1)(2)	70	5,895
Cytokinetics, Inc.(1)	76	5,490
Denali Therapeutics, Inc.(1)	8	158
Exact Sciences Corp.(1)	60	3,452
Exelixis, Inc.(1)	261	5,716
Gilead Sciences, Inc.	612	44,125
Halozyme Therapeutics, Inc.(1)	116	4,618
Incyte Corp.(1)	108	6,303
Insmed, Inc.(1)	76	2,107
Intellia Therapeutics, Inc.(1)	40	1,285
Ionis Pharmaceuticals, Inc.(1)	112	5,064
Karuna Therapeutics, Inc.(1)	20	6,279
Moderna, Inc.(1)	156	14,389
Mural Oncology PLC(1)	10	53
Natera, Inc.(1)	67	5,795
Neurocrine Biosciences, Inc.(1)	68	8,867
Regeneron Pharmaceuticals, Inc.(1)	44	42,508
REVOLUTION Medicines, Inc.(1)	77	2,270
14

Avantis Inflation Focused Equity ETF
	Shares	Value
Roivant Sciences Ltd.(1)	218	$2,494
Sarepta Therapeutics, Inc.(1)	68	8,697
United Therapeutics Corp.(1)	32	7,220
Vaxcyte, Inc.(1)	65	4,798
Vertex Pharmaceuticals, Inc.(1)	122	51,330
		456,506
Chemicals — 3.4%
AdvanSix, Inc.	24	672
American Vanguard Corp.	44	472
Cabot Corp.	68	5,777
CF Industries Holdings, Inc.	229	18,485
Chemours Co.	292	5,744
Core Molding Technologies, Inc.(1)	20	367
Corteva, Inc.	482	25,797
Dow, Inc.	576	32,187
FMC Corp.	96	5,413
Hawkins, Inc.	24	1,686
Huntsman Corp.	140	3,584
Intrepid Potash, Inc.(1)	12	253
Koppers Holdings, Inc.	34	1,925
Kronos Worldwide, Inc.	40	364
LSB Industries, Inc.(1)	40	294
LyondellBasell Industries NV, Class A	280	28,078
Mativ Holdings, Inc.	44	764
Mosaic Co.	308	9,597
Olin Corp.	158	8,500
Orion SA	97	2,186
PureCycle Technologies, Inc.(1)	164	950
Scotts Miracle-Gro Co.	65	4,270
Trinseo PLC	28	126
Tronox Holdings PLC, Class A	104	1,529
Westlake Corp.	32	4,439
		163,459
Energy Equipment and Services — 3.9%
Archrock, Inc.	245	4,476
Baker Hughes Co.	790	23,376
Bristow Group, Inc.(1)	36	970
Cactus, Inc., Class A	85	3,902
ChampionX Corp.	270	8,386
Core Laboratories, Inc.	32	479
Diamond Offshore Drilling, Inc.(1)	180	1,996
DMC Global, Inc.(1)	28	467
Dril-Quip, Inc.(1)	52	1,175
Expro Group Holdings NV(1)	126	2,254
Halliburton Co.	644	22,585
Helix Energy Solutions Group, Inc.(1)	250	2,250
Helmerich & Payne, Inc.	128	4,914
KLX Energy Services Holdings, Inc.(1)(2)	20	162
Liberty Energy, Inc., Class A	236	5,046
Nabors Industries Ltd.(1)	12	940
Newpark Resources, Inc.(1)	62	399
15

Avantis Inflation Focused Equity ETF
	Shares	Value
Nine Energy Service, Inc.(1)(2)	28	$61
Noble Corp. PLC	129	5,394
NOV, Inc.	448	7,571
Oceaneering International, Inc.(1)	136	2,687
Oil States International, Inc.(1)	46	248
Patterson-UTI Energy, Inc.	498	5,762
ProFrac Holding Corp., Class A(1)(2)	36	294
ProPetro Holding Corp.(1)	157	1,162
RPC, Inc.	125	924
Schlumberger NV	820	39,631
Select Water Solutions, Inc., Class A	64	547
Solaris Oilfield Infrastructure, Inc., Class A	44	373
TechnipFMC PLC	692	15,009
TETRA Technologies, Inc.(1)	160	624
Tidewater, Inc.(1)	80	5,602
Transocean Ltd.(1)	956	4,484
U.S. Silica Holdings, Inc.(1)	100	1,150
Valaris Ltd.(1)	76	4,792
Weatherford International PLC(1)	94	9,645
		189,737
Financial Services — 6.3%
Berkshire Hathaway, Inc., Class B(1)	728	298,043
Cannae Holdings, Inc.(1)	113	2,466
		300,509
Food Products — 1.2%
Alico, Inc.	16	443
Archer-Daniels-Midland Co.	464	24,643
Bunge Global SA	160	15,099
Darling Ingredients, Inc.(1)	149	6,304
Fresh Del Monte Produce, Inc.	60	1,436
Ingredion, Inc.	76	8,940
Limoneira Co.	21	388
		57,253
Health Care Providers and Services — 9.7%
AdaptHealth Corp.(1)	68	696
Cardinal Health, Inc.	244	27,323
Cencora, Inc.	140	32,984
Centene Corp.(1)	400	31,372
Elevance Health, Inc.	137	68,671
HealthEquity, Inc.(1)	68	5,618
Henry Schein, Inc.(1)	103	7,876
Humana, Inc.	104	36,433
McKesson Corp.	92	47,970
Molina Healthcare, Inc.(1)	56	22,059
Owens & Minor, Inc.(1)	77	1,873
Patterson Cos., Inc.	106	2,872
Progyny, Inc.(1)	79	2,885
UnitedHealth Group, Inc.	358	176,709
		465,341
Household Durables — 0.0%
Worthington Enterprises, Inc.	40	2,485
16

Avantis Inflation Focused Equity ETF
	Shares	Value
Household Products — 6.7%
Central Garden & Pet Co.(1)	12	$526
Central Garden & Pet Co., Class A(1)	62	2,337
Church & Dwight Co., Inc.	188	18,823
Clorox Co.	144	22,077
Colgate-Palmolive Co.	578	50,009
Energizer Holdings, Inc.	69	1,970
Kimberly-Clark Corp.	332	40,228
Procter & Gamble Co.	1,108	176,105
Reynolds Consumer Products, Inc.	60	1,770
Spectrum Brands Holdings, Inc.	36	2,895
WD-40 Co.	16	4,294
		321,034
Insurance — 11.5%
Aflac, Inc.	346	27,936
Allstate Corp.	140	22,333
Ambac Financial Group, Inc.(1)	56	916
American Equity Investment Life Holding Co.(1)	64	3,555
American Financial Group, Inc.	60	7,660
American International Group, Inc.	469	34,185
AMERISAFE, Inc.	16	844
Arch Capital Group Ltd.(1)	304	26,627
Assurant, Inc.	32	5,806
Assured Guaranty Ltd.	40	3,664
Axis Capital Holdings Ltd.	72	4,505
Brighthouse Financial, Inc.(1)	68	3,165
Chubb Ltd.	178	44,797
Cincinnati Financial Corp.	106	12,084
CNA Financial Corp.	16	703
CNO Financial Group, Inc.	68	1,815
Donegal Group, Inc., Class A	28	392
Employers Holdings, Inc.	28	1,280
Enstar Group Ltd.(1)	4	1,232
Erie Indemnity Co., Class A	16	6,510
Everest Group Ltd.	32	11,804
F&G Annuities & Life, Inc.	12	453
Fidelity National Financial, Inc.	144	7,284
First American Financial Corp.	60	3,505
Genworth Financial, Inc., Class A(1)	580	3,567
Globe Life, Inc.	72	9,139
Greenlight Capital Re Ltd., A Shares(1)	52	657
Hanover Insurance Group, Inc.	20	2,629
Hartford Financial Services Group, Inc.	264	25,302
Horace Mann Educators Corp.	32	1,158
James River Group Holdings Ltd.	36	360
Kemper Corp.	54	3,096
Kinsale Capital Group, Inc.	20	10,324
Lemonade, Inc.(1)(2)	24	390
Lincoln National Corp.	76	2,093
Loews Corp.	132	9,917
Markel Group, Inc.(1)	9	13,432
17

Avantis Inflation Focused Equity ETF
	Shares	Value
MBIA, Inc.(1)	44	$287
Mercury General Corp.	16	779
MetLife, Inc.	318	22,177
National Western Life Group, Inc., Class A	16	7,769
Old Republic International Corp.	256	7,414
Oscar Health, Inc., Class A(1)	84	1,366
Palomar Holdings, Inc.(1)	24	1,827
Primerica, Inc.	40	9,810
Principal Financial Group, Inc.	169	13,665
ProAssurance Corp.	40	493
Progressive Corp.	304	57,626
Prudential Financial, Inc.	196	21,362
Reinsurance Group of America, Inc.	62	10,965
RenaissanceRe Holdings Ltd.	32	7,194
RLI Corp.	36	5,272
Safety Insurance Group, Inc.	16	1,315
Selective Insurance Group, Inc.	40	4,179
SiriusPoint Ltd.(1)	88	1,080
Stewart Information Services Corp.	16	1,008
Tiptree, Inc.	40	700
Travelers Cos., Inc.	160	35,354
Trupanion, Inc.(1)(2)	16	428
United Fire Group, Inc.	24	559
Universal Insurance Holdings, Inc.	40	808
Unum Group	208	10,286
W R Berkley Corp.	148	12,373
White Mountains Insurance Group Ltd.	1	1,766
		552,981
Metals and Mining — 5.2%
Alcoa Corp.	166	4,517
Alpha Metallurgical Resources, Inc.	17	6,413
Arch Resources, Inc.	20	3,306
ATI, Inc.(1)	172	8,459
Carpenter Technology Corp.	72	4,655
Century Aluminum Co.(1)	68	712
Cleveland-Cliffs, Inc.(1)	674	14,019
Coeur Mining, Inc.(1)	389	1,008
Commercial Metals Co.	144	7,776
Compass Minerals International, Inc.	49	1,117
Freeport-McMoRan, Inc.	998	37,734
Gatos Silver, Inc.(1)	66	388
Haynes International, Inc.	20	1,189
Hecla Mining Co.	629	2,227
Ivanhoe Electric, Inc.(1)	112	829
Kaiser Aluminum Corp.	32	2,321
Materion Corp.	28	3,761
Metallus, Inc.(1)	57	1,240
MP Materials Corp.(1)	68	1,034
Newmont Corp.	693	21,656
Nucor Corp.	252	48,460
Olympic Steel, Inc.	20	1,360
18

Avantis Inflation Focused Equity ETF
	Shares	Value
Piedmont Lithium, Inc.(1)	16	$233
Radius Recycling, Inc., Class A	48	948
Ramaco Resources, Inc., Class A	48	844
Ramaco Resources, Inc., Class B	9	108
Reliance, Inc.	72	23,128
Royal Gold, Inc.	66	6,774
Ryerson Holding Corp.	42	1,326
Steel Dynamics, Inc.	181	24,221
SunCoke Energy, Inc.	169	1,810
Tredegar Corp.	44	191
U.S. Steel Corp.	258	12,214
Warrior Met Coal, Inc.	80	4,558
Worthington Steel, Inc.(1)	40	1,266
		251,802
Oil, Gas and Consumable Fuels — 22.3%
Antero Midstream Corp.	284	3,806
Antero Resources Corp.(1)	256	6,579
APA Corp.	240	7,150
Ardmore Shipping Corp.	44	714
Berry Corp.	56	395
California Resources Corp.	60	3,130
Callon Petroleum Co.(1)	61	1,901
Centrus Energy Corp., Class A(1)	12	489
Cheniere Energy, Inc.	161	24,987
Chesapeake Energy Corp.	108	8,940
Chevron Corp.	873	132,705
Chord Energy Corp.	36	5,848
Civitas Resources, Inc.	76	5,220
Clean Energy Fuels Corp.(1)	128	378
CNX Resources Corp.(1)	164	3,436
Comstock Resources, Inc.	100	855
ConocoPhillips	666	74,952
CONSOL Energy, Inc.	32	2,746
Coterra Energy, Inc.	668	17,221
Crescent Energy Co., Class A	32	358
CVR Energy, Inc.	32	1,062
Delek U.S. Holdings, Inc.	64	1,633
Devon Energy Corp.	516	22,735
DHT Holdings, Inc.	136	1,471
Diamondback Energy, Inc.	152	27,743
Dorian LPG Ltd.	40	1,446
DT Midstream, Inc.	76	4,380
EnLink Midstream LLC(1)	212	2,614
EOG Resources, Inc.	381	43,609
EQT Corp.	312	11,591
Equitrans Midstream Corp.	464	4,960
Evolution Petroleum Corp.	34	199
Excelerate Energy, Inc., Class A	20	314
Exxon Mobil Corp.	2,017	210,817
Green Plains, Inc.(1)	52	1,108
Gulfport Energy Corp.(1)	14	1,988
19

Avantis Inflation Focused Equity ETF
	Shares	Value
Hess Corp.	197	$28,713
Hess Midstream LP, Class A	36	1,227
HF Sinclair Corp.	156	8,658
HighPeak Energy, Inc.(2)	20	331
International Seaways, Inc.	48	2,541
Kimbell Royalty Partners LP	48	753
Kinder Morgan, Inc.	1,000	17,390
Kinetik Holdings, Inc.	12	424
Kosmos Energy Ltd.(1)	532	3,266
Magnolia Oil & Gas Corp., Class A	148	3,357
Marathon Oil Corp.	520	12,610
Marathon Petroleum Corp.	288	48,738
Matador Resources Co.	100	6,315
Murphy Oil Corp.	128	5,078
New Fortress Energy, Inc.(2)	36	1,265
NextDecade Corp.(1)	32	147
Nordic American Tankers Ltd.	208	846
Northern Oil & Gas, Inc.	88	3,144
Occidental Petroleum Corp.	466	28,244
ONEOK, Inc.	301	22,611
Overseas Shipholding Group, Inc., Class A	73	444
Ovintiv, Inc.	204	10,080
Par Pacific Holdings, Inc.(1)	52	1,878
PBF Energy, Inc., Class A	120	5,604
Peabody Energy Corp.	138	3,418
Permian Resources Corp.	228	3,548
Phillips 66	298	42,468
Pioneer Natural Resources Co.	156	36,690
Plains GP Holdings LP, Class A(1)	206	3,543
Range Resources Corp.	248	7,842
REX American Resources Corp.(1)	16	704
SandRidge Energy, Inc.	36	469
Scorpio Tankers, Inc.	52	3,491
SFL Corp. Ltd.	100	1,336
SilverBow Resources, Inc.(1)	20	568
Sitio Royalties Corp., Class A	84	1,917
SM Energy Co.	116	5,077
Southwestern Energy Co.(1)	1,160	8,085
Talos Energy, Inc.(1)	76	1,002
Targa Resources Corp.	168	16,504
Teekay Corp.(1)	116	878
Teekay Tankers Ltd., Class A	24	1,316
Texas Pacific Land Corp.	5	7,877
Uranium Energy Corp.(1)	360	2,333
VAALCO Energy, Inc.	106	473
Valero Energy Corp.	268	37,911
Viper Energy, Inc.	56	2,024
Vital Energy, Inc.(1)	16	805
W&T Offshore, Inc.	84	254
Williams Cos., Inc.	693	24,906
20

Avantis Inflation Focused Equity ETF
	Shares	Value
World Kinect Corp.	44	$1,072
		1,069,655
Pharmaceuticals — 10.3%
Bristol-Myers Squibb Co.	692	35,119
Catalent, Inc.(1)	100	5,734
Elanco Animal Health, Inc.(1)	128	2,034
Eli Lilly & Co.	276	208,016
Intra-Cellular Therapies, Inc.(1)	50	3,476
Jazz Pharmaceuticals PLC(1)	28	3,329
Johnson & Johnson	472	76,171
Merck & Co., Inc.	633	80,486
Organon & Co.	137	2,385
Perrigo Co. PLC	65	1,707
Pfizer, Inc.	1,356	36,015
Royalty Pharma PLC, Class A	132	4,005
Viatris, Inc.	552	6,828
Zoetis, Inc.	153	30,345
		495,650
Specialized REITs — 0.7%
PotlatchDeltic Corp.	116	5,244
Rayonier, Inc.	144	4,958
Weyerhaeuser Co.	698	23,997
		34,199
Tobacco — 1.5%
Altria Group, Inc.	114	4,664
Philip Morris International, Inc.	694	62,432
Turning Point Brands, Inc.	9	228
Universal Corp.	24	1,152
Vector Group Ltd.	161	1,797
		70,273
TOTAL COMMON STOCKS (Cost $4,776,103)		4,790,995
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,281	6,281
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,739	3,739
TOTAL SHORT-TERM INVESTMENTS (Cost $10,020)		10,020
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,786,123)		4,801,015
OTHER ASSETS AND LIABILITIES — 0.1%		5,463
TOTAL NET ASSETS — 100.0%		$4,806,478

21

Avantis Inflation Focused Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,205. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,262, which includes securities collateral of $523.

See Notes to Financial Statements.
22

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Real Estate ETF
	Shares	Value
COMMON STOCKS — 99.6%
Data Center REITs — 8.6%
Digital Core REIT Management Pte. Ltd.	373,900	$217,396
Digital Realty Trust, Inc.	82,381	12,094,355
Equinix, Inc.	26,001	23,110,209
Keppel DC REIT	439,600	556,012
		35,977,972
Diversified REITs — 7.6%
Abrdn Property Income Trust Ltd.	83,729	56,102
AEW U.K. REIT PLC	42,381	44,644
AKIS Gayrimenkul Yatirimi AS(1)	119,898	64,504
Alarko Gayrimenkul Yatirim Ortakligi AS	71,206	112,609
Alexander & Baldwin, Inc.	19,407	315,558
Argosy Property Ltd.	115,847	78,385
Balanced Commercial Property Trust Ltd.	198,146	195,505
British Land Co. PLC	313,176	1,377,997
Broadstone Net Lease, Inc.	48,114	717,380
Centuria Capital Group	225,720	238,171
Charter Hall Group	151,684	1,236,610
Charter Hall Long Wale REIT	207,435	502,967
Custodian Property Income Reit PLC(2)	143,513	130,748
D&D Platform REIT Co. Ltd.	117	296
Daiwa House REIT Investment Corp.	728	1,187,150
ESCON Japan Reit Investment Corp.	63	48,505
Fibra Uno Administracion SA de CV	1,158,157	2,087,424
Fuzul Gayrimenkul Yatirim Ortakligi AS(1)	57,053	28,266
Gladstone Commercial Corp.	8,686	107,533
GPT Group	692,783	1,959,340
Growthpoint Properties Ltd.	110,944	67,739
H&R Real Estate Investment Trust	52,365	343,016
Hankyu Hanshin REIT, Inc.	150	136,192
Heiwa Real Estate REIT, Inc.	247	223,646
Hulic Reit, Inc.	252	246,240
Is Gayrimenkul Yatirim Ortakligi AS(1)	347,988	192,718
KDX Realty Investment Corp.	1,354	1,355,344
Kiler Gayrimenkul Yatirim Ortakligi AS(1)	249,490	42,458
Land Securities Group PLC	220,673	1,728,844
Lar Espana Real Estate Socimi SA	3,279	22,805
LXI REIT PLC	630,765	792,899
Menivim- The New REIT Ltd.	175,762	85,412
Merlin Properties Socimi SA	145,080	1,375,892
Mirvac Group	1,416,730	2,009,425
Mori Trust Reit, Inc.	823	382,820
Nomura Real Estate Master Fund, Inc.(1)(2)	1,483	1,473,934
NTT UD REIT Investment Corp.	447	354,066
Nurol Gayrimenkul Yatirim Ortakligi AS(1)	26,196	6,139
Ozak Gayrimenkul Yatirim Ortakligi(1)	452,495	138,066
Peker Gayrimenkul Yatirim Ortakligi AS(1)	161,219	169,739
Pera Gayrimenkul Yatirim Ortakligi AS(1)	34,469	25,016
PRO Real Estate Investment Trust	16	61
23

Avantis Real Estate ETF
	Shares	Value
Redefine Properties Ltd.	3,149,174	$657,300
Reit 1 Ltd.	91,946	418,458
SA Corporate Real Estate Ltd.	401,683	51,479
Schroder Real Estate Investment Trust Ltd.	138,952	72,682
Sekisui House Reit, Inc.	1,380	682,710
Servet Gayrimenkul Yatirim Ortakligi AS(1)	8,866	87,434
Shinhan Seobu T&D REIT Co. Ltd.	4,530	12,825
SK REITs Co. Ltd.	24,759	72,288
Star Asia Investment Corp.	977	361,751
Stockland	887,669	2,593,609
Stride Property Group	52,073	41,549
Tokaido REIT, Inc.	90	73,568
Tokyu REIT, Inc.	292	316,307
Torunlar Gayrimenkul Yatirim Ortakligi AS	101,353	121,230
Tosei REIT Investment Corp.	40	36,810
U.K. Commercial Property REIT Ltd.	302,238	243,749
United Urban Investment Corp.	1,112	1,050,514
WP Carey, Inc.	50,792	2,861,113
XYMAX REIT Investment Corp.	91	69,237
Ziraat Gayrimenkul Yatirim Ortakligi AS	359,171	79,903
		31,566,681
Gaming REITs — 2.0%
VICI Properties, Inc.	275,181	8,236,167
Health Care REITs — 7.1%
Aedifica SA	16,444	939,117
Assura PLC	1,049,419	551,792
CareTrust REIT, Inc.	38,157	860,822
Cofinimmo SA(1)	11,521	719,700
Community Healthcare Trust, Inc.	6,149	166,884
First Real Estate Investment Trust	353,000	65,451
Health Care & Medical Investment Corp.	176	152,922
HealthCo REIT(2)	136,029	122,662
Healthpeak Properties, Inc.	144,206	2,415,451
Impact Healthcare Reit PLC	90,600	93,109
LTC Properties, Inc.	13,983	439,905
National Health Investors, Inc.	15,900	913,773
Omega Healthcare Investors, Inc.	75,120	2,337,734
Parkway Life Real Estate Investment Trust	123,300	322,527
Physicians Realty Trust	62,008	696,350
Primary Health Properties PLC	132	149
Sabra Health Care REIT, Inc.	39,328	545,873
Universal Health Realty Income Trust	3,694	143,253
Ventas, Inc.	100,280	4,240,841
Vital Healthcare Property Trust	98,073	126,718
Welltower, Inc.	150,592	13,878,559
		29,733,592
Hotel & Resort REITs — 2.6%
Apple Hospitality REIT, Inc.	60,237	969,213
CapitaLand Ascott Trust	920,200	613,049
CDL Hospitality Trusts	269,900	193,520
DiamondRock Hospitality Co.	43,596	409,802
24

Avantis Real Estate ETF
	Shares	Value
Far East Hospitality Trust	351,500	$159,759
Frasers Hospitality Trust	170,400	58,230
Hoshino Resorts REIT, Inc.	72	264,249
Host Hotels & Resorts, Inc.	187,744	3,893,811
Hotel Property Investments Ltd.	46,779	89,496
Ichigo Hotel REIT Investment Corp.	102	72,801
Invincible Investment Corp.	1,819	746,875
Japan Hotel REIT Investment Corp.	1,576	764,048
Marti Gayrimenkul Yatirim Ortakligi AS(1)	76,438	14,325
Nippon Hotel & Residential Investment Corp.	50	25,089
Ryman Hospitality Properties, Inc.	16,621	1,969,256
Sunstone Hotel Investors, Inc.	66,091	739,558
		10,983,081
Industrial REITs — 19.3%
Advance Logistics Investment Corp.(1)	213	167,140
AIMS APAC REIT	240,350	225,147
Americold Realty Trust, Inc.	82,061	2,076,143
CapitaLand Ascendas REIT	1,297,800	2,644,849
Centuria Industrial REIT	211,701	463,035
CRE Logistics REIT, Inc.	178	169,320
Dexus Industria REIT	53,717	100,909
Dream Industrial Real Estate Investment Trust	46,662	437,000
EastGroup Properties, Inc.	13,223	2,323,149
Equites Property Fund Ltd.(2)	384,384	262,606
ESR Kendall Square REIT Co. Ltd.	56,121	168,040
ESR-LOGOS REIT	1,650,927	380,211
FIBRA Macquarie Mexico	360,419	709,874
First Industrial Realty Trust, Inc.	34,455	1,826,115
Frasers Logistics & Commercial Trust	1,059,100	810,630
GLP J-Reit	1,428	1,132,958
Goodman Group	581,121	11,313,023
Goodman Property Trust	372,642	508,432
Granite Real Estate Investment Trust	9,354	496,734
Industrial & Infrastructure Fund Investment Corp.	586	492,865
Innovative Industrial Properties, Inc.	8,751	857,510
Intervest Offices & Warehouses NV	11,930	268,347
Japan Logistics Fund, Inc.	254	433,921
LaSalle Logiport REIT(1)	530	498,261
LondonMetric Property PLC	389,455	891,155
LXP Industrial Trust	73,083	632,899
Mapletree Industrial Trust	768,600	1,308,921
Mapletree Logistics Trust(2)	1,110,100	1,222,873
Mitsubishi Estate Logistics REIT Investment Corp.(1)	140	326,508
Mitsui Fudosan Logistics Park, Inc.(1)	158	447,840
Montea NV	5,942	475,910
Nippon Prologis REIT, Inc.(1)	688	1,151,059
Prologis Property Mexico SA de CV	272,294	1,210,959
Prologis, Inc.	226,032	30,123,285
Rexford Industrial Realty, Inc.	54,303	2,762,937
Reysas Gayrimenkul Yatirim Ortakligi AS(1)	40,398	32,038
Sabana Industrial Real Estate Investment Trust	34,500	9,363
25

Avantis Real Estate ETF
	Shares	Value
Segro PLC	350,856	$3,752,577
SOSiLA Logistics REIT, Inc.(1)	242	183,497
STAG Industrial, Inc.	53,033	1,969,646
Terreno Realty Corp.	22,083	1,419,937
TF Administradora Industrial S de Real de CV	319,249	759,713
Tritax Big Box REIT PLC	558,896	1,036,612
Urban Logistics REIT PLC	135,029	198,097
Warehouse Reit PLC	122,159	116,783
Warehouses De Pauw CVA	58,205	1,559,008
		80,357,836
Multi-Family Residential REITs — 8.7%
Advance Residence Investment Corp.	464	947,720
Altarea SCA	1,834	133,912
Apartment Income REIT Corp.	29,966	908,569
AvalonBay Communities, Inc.	38,538	6,822,382
Boardwalk Real Estate Investment Trust	8,689	486,773
BSR Real Estate Investment Trust	7,223	81,270
Camden Property Trust	27,518	2,599,901
Canadian Apartment Properties REIT	28,678	1,006,049
Care Property Invest NV(1)(2)	13,035	171,879
Comforia Residential REIT, Inc.	227	434,514
Daiwa Securities Living Investments Corp.(2)	675	453,958
Elme Communities	24,897	320,673
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	746,145	265,038
Empiric Student Property PLC	197,405	226,420
Equity Residential	102,102	6,147,561
Essex Property Trust, Inc.	18,490	4,278,586
Home Invest Belgium SA	4,136	66,671
Ingenia Communities Group	139,372	438,761
InterRent Real Estate Investment Trust	23,570	235,848
Irish Residential Properties REIT PLC	245,459	257,218
Killam Apartment Real Estate Investment Trust	22,002	308,513
Mid-America Apartment Communities, Inc.	30,210	3,796,793
Minto Apartment Real Estate Investment Trust	5,971	73,650
Nippon Accommodations Fund, Inc.	184	697,560
UDR, Inc.	87,548	3,107,954
UNITE Group PLC	131,756	1,599,870
Veris Residential, Inc.	8,061	117,691
		35,985,734
Office REITs — 5.4%
Alexandria Real Estate Equities, Inc.	45,134	5,629,564
Allied Properties Real Estate Investment Trust	260	3,255
alstria office REIT-AG	20,679	76,048
AREIT, Inc.	222,510	138,118
Champion REIT	524,000	106,284
Cousins Properties, Inc.	2,564	58,485
Daiwa Office Investment Corp.	178	692,732
Derwent London PLC	41,300	1,005,737
Dexus	327,440	1,568,054
Embassy Office Parks REIT	381,147	1,716,529
GDI Property Group Partnership	90,153	35,489
26

Avantis Real Estate ETF
	Shares	Value
Gecina SA	27,120	$2,619,565
Great Portland Estates PLC	90,044	411,582
Halk Gayrimenkul Yatirim Ortakligi AS	390,711	42,892
Japan Excellent, Inc.	449	353,828
Japan Prime Realty Investment Corp.	249	546,077
Japan Real Estate Investment Corp.	493	1,777,109
JR Global Reit	78,774	243,842
Keppel REIT	758,700	488,194
Mindspace Business Parks REIT	91,136	373,740
Mori Hills REIT Investment Corp.	462	404,152
NET Lease Office Properties	31	756
Nippon Building Fund, Inc.	595	2,291,472
NSI NV	6,266	126,636
Orix JREIT, Inc.(2)	1,054	1,112,145
Postal Realty Trust, Inc., Class A	4,778	68,421
Precinct Properties Group(2)	414,405	294,209
Real Commercial REIT, Inc.	371,900	34,739
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	720,945	48,915
Workspace Group PLC	16,145	99,655
		22,368,224
Other Specialized REITs — 1.7%
Arena REIT	119,129	265,927
Automotive Properties Real Estate Investment Trust	4,491	33,621
Charter Hall Social Infrastructure REIT	118,707	204,494
Four Corners Property Trust, Inc.	20,025	484,205
Gaming & Leisure Properties, Inc.	72,491	3,296,891
Koramco Life Infra Reit	9,678	35,733
Lamar Advertising Co., Class A	21,927	2,424,030
Rural Funds Group	110,560	148,818
		6,893,719
Retail REITs — 16.4%
AEON REIT Investment Corp.	487	427,402
Agree Realty Corp.	24,785	1,361,936
BWP Trust	202,318	459,439
CapitaLand Integrated Commercial Trust	1,815,700	2,648,434
Carmila SA	36,735	588,772
Charter Hall Retail REIT	209,193	480,742
Choice Properties Real Estate Investment Trust	51,370	506,830
Crombie Real Estate Investment Trust	15,511	158,293
CT Real Estate Investment Trust	16,072	164,018
Essential Properties Realty Trust, Inc.	44,207	1,056,105
Eurocommercial Properties NV(2)	18,075	387,354
Federal Realty Investment Trust	22,981	2,317,634
First Capital Real Estate Investment Trust	27,700	317,178
Frasers Centrepoint Trust	326,500	531,389
Frontier Real Estate Investment Corp.	187	536,127
Fukuoka REIT Corp.	274	303,076
Getty Realty Corp.	12,709	335,009
Hamborner REIT AG	66,380	449,746
HMC Capital Ltd.(2)	96,546	440,820
HomeCo Daily Needs REIT	568,395	460,437
27

Avantis Real Estate ETF
	Shares	Value
Hyprop Investments Ltd.	196,162	$320,496
InvenTrust Properties Corp.	19,918	502,930
Japan Metropolitan Fund Invest(2)	1,421	837,466
Kimco Realty Corp.	178,050	3,518,268
Kite Realty Group Trust	66,228	1,417,941
Klepierre SA	136,649	3,471,333
Lendlease Global Commercial REIT	523,254	223,816
Link REIT	856,528	4,247,186
LOTTE Reit Co. Ltd.	61,246	143,997
Mapletree Pan Asia Commercial Trust	695,200	698,506
Mercialys SA	57,682	626,654
NETSTREIT Corp.(2)	18,833	316,583
NNN REIT, Inc.	51,106	2,079,503
Paragon REIT	464,300	284,815
Phillips Edison & Co., Inc.	32,565	1,163,222
Primaris Real Estate Investment Trust	16,662	165,619
Realty Income Corp.	208,091	10,843,622
Regency Centers Corp.	47,636	2,951,050
Region RE Ltd.	374,050	537,715
Resilient REIT Ltd.	153,110	376,420
Retail Estates NV	4,371	280,739
RioCan Real Estate Investment Trust	53,493	704,752
Sasseur Real Estate Investment Trust	125,900	63,645
Shaftesbury Capital PLC	439,051	687,017
Simon Property Group, Inc.	85,887	12,723,300
SITE Centers Corp.	59,280	805,022
SmartCentres Real Estate Investment Trust	23,862	408,088
Starhill Global REIT	419,800	149,779
Supermarket Income Reit PLC	355,259	340,572
Tanger, Inc.	35,127	1,012,009
Vastned Retail NV	1	23
Vicinity Ltd.	1,335,437	1,686,432
Vukile Property Fund Ltd.	489,979	377,262
Waypoint REIT Ltd.	261,251	399,425
Wereldhave NV	10,504	151,850
		68,447,798
Self Storage REITs — 6.0%
Big Yellow Group PLC	66,539	844,414
CubeSmart	59,345	2,588,036
Extra Space Storage, Inc.	54,594	7,696,116
National Storage REIT	393,098	577,390
Public Storage	42,910	12,180,862
Safestore Holdings PLC	67,190	651,416
Shurgard Self Storage Ltd.	10,933	469,890
Stor-Age Property REIT Ltd.(2)	75,747	55,242
		25,063,366
Single-Family Residential REITs — 4.0%
American Homes 4 Rent, Class A	88,930	3,291,299
Equity LifeStyle Properties, Inc.	45,140	3,038,825
Flagship Communities REIT	667	10,552
Invitation Homes, Inc.	168,075	5,726,315
28

Avantis Real Estate ETF
	Shares	Value
PRS REIT PLC	175,891	$165,942
Sun Communities, Inc.	32,690	4,372,615
		16,605,548
Telecom Tower REITs — 10.2%
American Tower Corp.	125,244	24,906,022
Crown Castle, Inc.	111,057	12,209,607
SBA Communications Corp.	25,563	5,348,546
		42,464,175
TOTAL COMMON STOCKS (Cost $432,724,122)		414,683,893
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,821,653	1,821,653
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,342,664	3,342,664
TOTAL SHORT-TERM INVESTMENTS (Cost $5,164,317)		5,164,317
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $437,888,439)		419,848,210
OTHER ASSETS AND LIABILITIES — (0.9)%		(3,576,017)
TOTAL NET ASSETS — 100.0%		$416,272,193

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,153,614. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,365,604, which includes securities collateral of $1,022,940.

See Notes to Financial Statements.
29

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.0%
AAR Corp.(1)	8,562	$571,770
AerSale Corp.(1)	7,009	61,960
Archer Aviation, Inc., Class A(1)(2)	18,913	91,350
Axon Enterprise, Inc.(1)	7,000	2,151,590
Boeing Co.(1)	32,289	6,577,915
BWX Technologies, Inc.	29,072	2,931,330
Cadre Holdings, Inc.	2,706	97,227
Curtiss-Wright Corp.	5,668	1,339,178
Ducommun, Inc.(1)	2,227	106,272
General Dynamics Corp.	11,744	3,209,048
HEICO Corp.	2,017	390,088
HEICO Corp., Class A	3,901	606,957
Hexcel Corp.	14,881	1,108,039
Howmet Aerospace, Inc.	20,561	1,368,335
Huntington Ingalls Industries, Inc.	6,734	1,963,769
Kaman Corp.	7,601	348,202
Kratos Defense & Security Solutions, Inc.(1)	56,185	1,024,814
L3Harris Technologies, Inc.	7,045	1,491,145
Lockheed Martin Corp.	26,481	11,340,223
Mercury Systems, Inc.(1)	6,841	204,341
Moog, Inc., Class A	1,353	202,882
National Presto Industries, Inc.	775	59,931
Northrop Grumman Corp.	6,719	3,097,593
Park Aerospace Corp.	1,253	19,071
RTX Corp.	97,065	8,703,818
Spirit AeroSystems Holdings, Inc., Class A(1)	10,674	305,276
Textron, Inc.	49,130	4,376,009
TransDigm Group, Inc.	3,231	3,805,278
Triumph Group, Inc.(1)	4,893	68,013
Virgin Galactic Holdings, Inc.(1)	22,335	38,863
Woodward, Inc.	25,135	3,556,351
		61,216,638
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	39,070	471,575
CH Robinson Worldwide, Inc.	24,676	1,827,998
Expeditors International of Washington, Inc.	63,882	7,640,287
FedEx Corp.	59,759	14,878,198
Forward Air Corp.	11,991	445,226
GXO Logistics, Inc.(1)	5,476	283,438
Hub Group, Inc., Class A(1)	30,354	1,290,956
Radiant Logistics, Inc.(1)	13,283	77,041
United Parcel Service, Inc., Class B	125,583	18,618,936
		45,533,655
Automobile Components — 0.5%
Adient PLC(1)	7,643	259,403
American Axle & Manufacturing Holdings, Inc.(1)	65,682	454,519
Aptiv PLC(1)	38,468	3,057,821
Autoliv, Inc.	35,521	4,121,502
30

Avantis U.S. Equity ETF
	Shares	Value
BorgWarner, Inc.	93,053	$2,896,740
Cooper-Standard Holdings, Inc.(1)	2,032	28,570
Dana, Inc.	80,483	1,006,038
Fox Factory Holding Corp.(1)	8,314	420,605
Garrett Motion, Inc.(1)	5,388	51,833
Gentex Corp.	64,090	2,341,208
Gentherm, Inc.(1)	7,673	436,287
Goodyear Tire & Rubber Co.(1)	172,494	2,049,229
LCI Industries	12,398	1,561,900
Lear Corp.	22,765	3,126,773
Luminar Technologies, Inc.(1)(2)	11,470	27,413
Modine Manufacturing Co.(1)	27,209	2,440,919
Motorcar Parts of America, Inc.(1)	4,857	43,664
Patrick Industries, Inc.	15,250	1,829,085
Phinia, Inc.	27,907	954,978
QuantumScape Corp.(1)(2)	32,170	201,706
Standard Motor Products, Inc.	10,903	346,279
Stoneridge, Inc.(1)	5,083	89,308
Visteon Corp.(1)	9,900	1,119,888
XPEL, Inc.(1)	2,862	150,484
		29,016,152
Automobiles — 1.1%
Ford Motor Co.	1,046,993	13,024,593
General Motors Co.	370,222	15,171,698
Harley-Davidson, Inc.	59,867	2,171,376
Lucid Group, Inc.(1)(2)	34,191	112,830
Rivian Automotive, Inc., Class A(1)(2)	112,277	1,270,976
Tesla, Inc.(1)	162,384	32,782,082
Thor Industries, Inc.	24,990	3,203,218
Winnebago Industries, Inc.	14,492	1,039,511
		68,776,284
Banks — 5.4%
1st Source Corp.	4,907	244,270
ACNB Corp.	2,854	100,575
Amalgamated Financial Corp.	12,400	286,192
Amerant Bancorp, Inc.	10,090	213,807
American National Bankshares, Inc.	2,296	103,596
Ameris Bancorp	24,191	1,120,769
Ames National Corp.	775	14,702
Arrow Financial Corp.	6,652	159,515
Associated Banc-Corp.	66,997	1,396,217
Atlantic Union Bankshares Corp.	23,295	774,792
Axos Financial, Inc.(1)	29,355	1,529,983
Banc of California, Inc.	44,291	647,977
BancFirst Corp.	5,182	454,669
Bancorp, Inc.(1)	29,433	1,313,889
Bank First Corp.	2,134	184,591
Bank of America Corp.	727,282	25,105,775
Bank of Hawaii Corp.	24,243	1,461,368
Bank of Marin Bancorp	3,688	61,258
Bank of NT Butterfield & Son Ltd.	29,554	883,369
31

Avantis U.S. Equity ETF
	Shares	Value
Bank OZK	49,416	$2,164,421
BankUnited, Inc.	38,626	1,035,949
Bankwell Financial Group, Inc.	1,020	25,979
Banner Corp.	15,651	686,140
Bar Harbor Bankshares	5,263	132,733
BayCom Corp.	535	10,711
BCB Bancorp, Inc.	4,574	47,981
Berkshire Hills Bancorp, Inc.	17,042	366,233
Blue Foundry Bancorp(1)	5,221	49,182
Blue Ridge Bankshares, Inc.(2)	1,176	2,881
BOK Financial Corp.	6,185	525,787
Bridgewater Bancshares, Inc.(1)	8,610	102,029
Brookline Bancorp, Inc.	28,952	282,861
Business First Bancshares, Inc.	11,909	267,357
Byline Bancorp, Inc.	13,037	271,691
Cadence Bank	87,443	2,420,422
Cambridge Bancorp	2,247	142,145
Camden National Corp.	4,803	152,639
Capital Bancorp, Inc.	1,168	24,049
Capital City Bank Group, Inc.	3,576	101,380
Capstar Financial Holdings, Inc.	6,126	114,863
Carter Bankshares, Inc.(1)	8,717	115,064
Cathay General Bancorp	33,699	1,315,946
Central Pacific Financial Corp.	13,387	249,801
Central Valley Community Bancorp	2,784	52,033
Chemung Financial Corp.	144	6,134
ChoiceOne Financial Services, Inc.(2)	200	5,322
Citigroup, Inc.	270,610	15,016,149
Citizens & Northern Corp.	102	1,873
Citizens Financial Group, Inc.	144,709	4,542,416
Citizens Financial Services, Inc.	700	32,725
City Holding Co.	6,921	695,422
Civista Bancshares, Inc.	3,136	47,103
CNB Financial Corp.	8,109	162,099
Coastal Financial Corp.(1)	3,806	146,112
Codorus Valley Bancorp, Inc.	663	15,262
Columbia Banking System, Inc.	74,633	1,350,857
Columbia Financial, Inc.(1)	6,679	111,740
Comerica, Inc.	64,728	3,196,269
Commerce Bancshares, Inc.	45,103	2,347,160
Community Bank System, Inc.	9,674	438,232
Community Trust Bancorp, Inc.	5,877	233,670
ConnectOne Bancorp, Inc.	15,596	308,645
CrossFirst Bankshares, Inc.(1)	16,951	218,159
Cullen/Frost Bankers, Inc.	19,779	2,146,219
Customers Bancorp, Inc.(1)	20,437	1,109,933
CVB Financial Corp.	50,189	854,217
Dime Community Bancshares, Inc.	19,662	368,466
Eagle Bancorp, Inc.	11,210	267,022
East West Bancorp, Inc.	68,684	5,004,316
Eastern Bankshares, Inc.	74,159	958,134
32

Avantis U.S. Equity ETF
	Shares	Value
Enterprise Bancorp, Inc.	600	$16,260
Enterprise Financial Services Corp.	16,104	642,872
Equity Bancshares, Inc., Class A	6,305	200,688
Esquire Financial Holdings, Inc.	2,781	141,219
Farmers & Merchants Bancorp, Inc.	1,027	20,745
Farmers National Banc Corp.	11,947	161,046
FB Financial Corp.	12,956	461,752
Fidelity D&D Bancorp, Inc.	132	6,592
Fifth Third Bancorp	229,482	7,880,412
Financial Institutions, Inc.	6,255	114,842
First BanCorp	116,927	1,985,420
First Bancorp, Inc.	582	13,747
First Bancorp/Southern Pines NC	14,406	491,533
First Bancshares, Inc.	7,633	189,527
First Bank	3,826	51,307
First Busey Corp.	24,448	563,771
First Business Financial Services, Inc.	3,276	115,577
First Citizens BancShares, Inc., Class A	3,172	4,992,125
First Commonwealth Financial Corp.	45,443	592,122
First Community Bankshares, Inc.	3,444	114,134
First Financial Bancorp	37,935	823,190
First Financial Bankshares, Inc.	39,683	1,227,792
First Financial Corp.	4,126	153,611
First Foundation, Inc.	15,159	120,211
First Hawaiian, Inc.	54,691	1,146,323
First Horizon Corp.	170,103	2,398,452
First Internet Bancorp	1,280	39,898
First Interstate BancSystem, Inc., Class A	36,903	971,287
First Merchants Corp.	28,525	947,030
First Mid Bancshares, Inc.	9,166	277,730
First of Long Island Corp.	7,182	80,007
Five Star Bancorp	2,219	52,657
Flushing Financial Corp.	10,183	130,750
FNB Corp.	138,841	1,852,139
FS Bancorp, Inc.	1,098	36,640
Fulton Financial Corp.	78,657	1,211,318
FVCBankcorp, Inc.(1)	1,399	16,942
German American Bancorp, Inc.	11,527	362,639
Glacier Bancorp, Inc.	30,723	1,149,655
Great Southern Bancorp, Inc.	4,002	208,664
Greene County Bancorp, Inc.	466	13,309
Guaranty Bancshares, Inc.	883	25,395
Hancock Whitney Corp.	37,800	1,648,080
Hanmi Financial Corp.	14,429	218,022
HarborOne Bancorp, Inc.	10,987	111,848
HBT Financial, Inc.	3,431	65,395
Heartland Financial USA, Inc.	18,220	619,480
Heritage Commerce Corp.	24,030	199,209
Heritage Financial Corp.	11,693	214,567
Hilltop Holdings, Inc.	16,963	523,817
Hingham Institution For Savings The	446	74,919
33

Avantis U.S. Equity ETF
	Shares	Value
Home Bancorp, Inc.	153	$5,623
Home BancShares, Inc.	52,877	1,240,494
HomeStreet, Inc.	4,997	69,708
HomeTrust Bancshares, Inc.	4,750	124,688
Hope Bancorp, Inc.	42,226	463,219
Horizon Bancorp, Inc.	14,391	173,268
Huntington Bancshares, Inc.	437,481	5,704,752
Independent Bank Corp.	15,534	810,409
Independent Bank Corp. (Michigan)	11,400	278,730
Independent Bank Group, Inc.	13,192	576,886
International Bancshares Corp.	28,287	1,467,812
JPMorgan Chase & Co.	344,704	64,135,626
Kearny Financial Corp.	12,712	80,848
KeyCorp	342,522	4,887,789
Lakeland Bancorp, Inc.	21,398	249,929
Lakeland Financial Corp.	9,692	617,380
Live Oak Bancshares, Inc.	15,011	596,237
M&T Bank Corp.	39,771	5,557,600
Macatawa Bank Corp.	8,793	86,171
MainStreet Bancshares, Inc.	72	1,297
Mercantile Bank Corp.	9,471	348,912
Metrocity Bankshares, Inc.	8,006	194,546
Metropolitan Bank Holding Corp.(1)	3,953	154,997
Mid Penn Bancorp, Inc.	2,950	62,039
Midland States Bancorp, Inc.	11,243	273,767
MidWestOne Financial Group, Inc.	2,989	68,508
MVB Financial Corp.	1,299	27,812
National Bank Holdings Corp., Class A	15,960	540,086
National Bankshares, Inc.	152	4,753
NBT Bancorp, Inc.	16,626	571,768
Nicolet Bankshares, Inc.	3,838	302,933
Northeast Bank	2,563	136,839
Northfield Bancorp, Inc.	12,437	125,614
Northrim BanCorp, Inc.	2,278	113,285
Northwest Bancshares, Inc.	63,080	722,897
NU Holdings Ltd., Class A(1)	215,588	2,388,715
Oak Valley Bancorp	715	17,825
OceanFirst Financial Corp.	18,619	283,009
OFG Bancorp	31,271	1,132,636
Old National Bancorp	124,324	2,042,643
Old Second Bancorp, Inc.	21,750	292,103
OP Bancorp	18	186
Orange County Bancorp, Inc.	100	4,598
Origin Bancorp, Inc.	12,481	372,433
Orrstown Financial Services, Inc.	3,355	90,417
Pacific Premier Bancorp, Inc.	38,898	889,208
Park National Corp.	6,244	802,416
Parke Bancorp, Inc.	1,098	18,941
Pathward Financial, Inc.	15,217	773,632
PCB Bancorp	2,787	45,010
Peapack-Gladstone Financial Corp.	6,072	147,125
34

Avantis U.S. Equity ETF
	Shares	Value
Peoples Bancorp, Inc.	16,728	$469,555
Peoples Financial Services Corp.	322	12,993
Pinnacle Financial Partners, Inc.	23,938	1,980,151
PNC Financial Services Group, Inc.	95,737	14,092,486
Ponce Financial Group, Inc.(1)	1,651	14,562
Popular, Inc.	35,147	2,941,101
Preferred Bank	8,239	591,972
Premier Financial Corp.	16,496	319,692
Primis Financial Corp.	1,437	17,747
Prosperity Bancshares, Inc.	20,115	1,255,377
Provident Financial Services, Inc.	28,797	434,259
QCR Holdings, Inc.	7,459	425,163
RBB Bancorp	7,395	127,342
Red River Bancshares, Inc.	206	10,259
Regions Financial Corp.	271,933	5,066,112
Renasant Corp.	17,258	545,525
Republic Bancorp, Inc., Class A	3,351	165,070
S&T Bancorp, Inc.	14,982	467,289
Sandy Spring Bancorp, Inc.	16,182	355,680
Seacoast Banking Corp. of Florida	26,959	650,790
ServisFirst Bancshares, Inc.	22,110	1,397,131
Shore Bancshares, Inc.	3,515	39,930
Sierra Bancorp	1,242	23,114
Simmons First National Corp., Class A	38,345	736,224
SmartFinancial, Inc.	4,615	99,315
South Plains Financial, Inc.	5,114	136,442
Southern First Bancshares, Inc.(1)	1,968	64,846
Southern Missouri Bancorp, Inc.	2,663	114,189
Southside Bancshares, Inc.	11,733	336,268
SouthState Corp.	21,457	1,803,246
Stellar Bancorp, Inc.	15,679	371,592
Stock Yards Bancorp, Inc.	10,393	476,103
Summit Financial Group, Inc.	4,227	114,044
Synovus Financial Corp.	73,002	2,769,696
Texas Capital Bancshares, Inc.(1)	14,763	865,850
TFS Financial Corp.	5,680	72,420
Third Coast Bancshares, Inc.(1)	42	805
Timberland Bancorp, Inc.	1,261	33,038
Tompkins Financial Corp.	3,985	191,918
Towne Bank	29,645	803,676
TriCo Bancshares	12,513	418,059
Triumph Financial, Inc.(1)	9,315	698,625
Truist Financial Corp.	315,770	11,045,635
TrustCo Bank Corp.	7,214	196,870
Trustmark Corp.	26,786	719,472
U.S. Bancorp	327,580	13,745,257
UMB Financial Corp.	19,059	1,555,405
United Bankshares, Inc.	33,724	1,169,886
United Community Banks, Inc.	36,002	936,412
United Security Bancshares	315	2,372
Unity Bancorp, Inc.	959	26,257
35

Avantis U.S. Equity ETF
	Shares	Value
Univest Financial Corp.	10,243	$205,065
Valley National Bancorp	181,271	1,484,610
Veritex Holdings, Inc.	23,262	456,633
WaFd, Inc.	31,041	845,557
Washington Trust Bancorp, Inc.	5,861	150,862
Webster Financial Corp.	68,558	3,266,103
Wells Fargo & Co.	486,016	27,017,629
WesBanco, Inc.	17,665	511,932
West BanCorp, Inc.	3,026	52,652
Westamerica BanCorp	19,219	878,500
Western Alliance Bancorp	59,847	3,454,967
Western New England Bancorp, Inc.	90	731
Wintrust Financial Corp.	27,745	2,673,231
WSFS Financial Corp.	25,866	1,096,460
Zions Bancorp NA	79,397	3,130,624
		338,188,811
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	2,052	632,303
Brown-Forman Corp., Class A	5,854	350,889
Brown-Forman Corp., Class B	38,280	2,305,605
Celsius Holdings, Inc.(1)	14,179	1,157,290
Coca-Cola Co.	304,489	18,275,430
Coca-Cola Consolidated, Inc.	2,669	2,244,095
Constellation Brands, Inc., Class A	11,006	2,735,211
Duckhorn Portfolio, Inc.(1)	4,655	44,269
Keurig Dr Pepper, Inc.	66,563	1,990,899
Molson Coors Beverage Co., Class B	49,873	3,113,073
Monster Beverage Corp.(1)	69,136	4,085,938
National Beverage Corp.(1)	8,805	463,495
PepsiCo, Inc.	114,901	18,997,731
Vita Coco Co., Inc.(1)	9,079	236,962
		56,633,190
Biotechnology — 2.3%
2seventy bio, Inc.(1)	4,946	25,719
89bio, Inc.(1)	2,357	27,035
AbbVie, Inc.	149,322	26,288,138
Agios Pharmaceuticals, Inc.(1)	13,408	433,347
Akero Therapeutics, Inc.(1)	709	19,136
Aldeyra Therapeutics, Inc.(1)	8,950	32,399
Alector, Inc.(1)	26,996	188,162
Alkermes PLC(1)	20,115	597,214
Allogene Therapeutics, Inc.(1)	12,764	62,671
Alnylam Pharmaceuticals, Inc.(1)	7,146	1,079,689
Alpine Immune Sciences, Inc.(1)	4,428	155,954
Altimmune, Inc.(1)	7,591	91,851
ALX Oncology Holdings, Inc.(1)	606	8,890
Amgen, Inc.	53,823	14,738,352
AnaptysBio, Inc.(1)	3,191	81,466
Anavex Life Sciences Corp.(1)	3,495	17,964
Anika Therapeutics, Inc.(1)	3,415	82,916
Annexon, Inc.(1)	3,874	21,578
36

Avantis U.S. Equity ETF
	Shares	Value
Apellis Pharmaceuticals, Inc.(1)	1,863	$115,450
Apogee Therapeutics, Inc.(1)(2)	4,778	166,370
Arbutus Biopharma Corp.(1)	10,660	29,848
Arcturus Therapeutics Holdings, Inc.(1)	5,782	224,110
Arcus Biosciences, Inc.(1)	16,042	306,883
ARS Pharmaceuticals, Inc.(1)	2,785	23,310
Avidity Biosciences, Inc.(1)	5,624	102,919
Beam Therapeutics, Inc.(1)	7,548	298,071
BioCryst Pharmaceuticals, Inc.(1)	13,953	78,555
Biogen, Inc.(1)	27,154	5,892,147
BioMarin Pharmaceutical, Inc.(1)	25,956	2,239,484
Blueprint Medicines Corp.(1)	4,910	459,183
Bridgebio Pharma, Inc.(1)	10,318	352,360
C4 Therapeutics, Inc.(1)	9,199	101,005
CareDx, Inc.(1)	5,496	58,477
Caribou Biosciences, Inc.(1)	7,707	60,962
Catalyst Pharmaceuticals, Inc.(1)	36,128	579,132
Cerevel Therapeutics Holdings, Inc.(1)	1,034	42,394
Cogent Biosciences, Inc.(1)	9,755	68,285
Coherus Biosciences, Inc.(1)(2)	3,871	8,826
Crinetics Pharmaceuticals, Inc.(1)	12,742	521,658
CRISPR Therapeutics AG(1)(2)	14,183	1,194,492
Cullinan Oncology, Inc.(1)	16,085	297,090
Cytokinetics, Inc.(1)	8,044	581,099
Day One Biopharmaceuticals, Inc.(1)	4,579	76,607
Deciphera Pharmaceuticals, Inc.(1)	7,099	118,482
Denali Therapeutics, Inc.(1)	10,637	210,400
Dianthus Therapeutics, Inc.(1)(2)	696	17,226
Disc Medicine, Inc.(1)	1,724	118,387
Dynavax Technologies Corp.(1)	41,941	531,393
Dyne Therapeutics, Inc.(1)	6,451	173,532
Eagle Pharmaceuticals, Inc.(1)(2)	4,202	24,624
Editas Medicine, Inc.(1)	14,718	148,063
Emergent BioSolutions, Inc.(1)	11,527	37,232
Enanta Pharmaceuticals, Inc.(1)	1,916	27,533
Entrada Therapeutics, Inc.(1)	6,979	92,332
Erasca, Inc.(1)	5,006	11,914
Exact Sciences Corp.(1)	10,420	599,463
Exelixis, Inc.(1)	58,766	1,286,975
Fate Therapeutics, Inc.(1)	11,525	81,712
Foghorn Therapeutics, Inc.(1)	2,984	23,066
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	100,452
Gilead Sciences, Inc.	271,052	19,542,849
Halozyme Therapeutics, Inc.(1)	35,104	1,397,490
HilleVax, Inc.(1)	4,083	74,106
Ideaya Biosciences, Inc.(1)	10,253	458,309
ImmunityBio, Inc.(1)(2)	1,718	8,126
Immunovant, Inc.(1)	458	16,199
Incyte Corp.(1)	30,050	1,753,718
Insmed, Inc.(1)	15,298	424,061
Intellia Therapeutics, Inc.(1)	982	31,542
37

Avantis U.S. Equity ETF
	Shares	Value
Ionis Pharmaceuticals, Inc.(1)	10,300	$465,663
Iovance Biotherapeutics, Inc.(1)	34,045	541,656
Ironwood Pharmaceuticals, Inc.(1)	55,631	524,600
iTeos Therapeutics, Inc.(1)	4,335	46,428
Janux Therapeutics, Inc.(1)(2)	981	47,461
KalVista Pharmaceuticals, Inc.(1)	2,368	32,323
Karuna Therapeutics, Inc.(1)	3,525	1,106,744
Kiniksa Pharmaceuticals Ltd., Class A(1)	4,339	91,726
Kodiak Sciences, Inc.(1)	3,505	21,065
Kura Oncology, Inc.(1)	15,633	329,544
Kymera Therapeutics, Inc.(1)	9,165	391,346
Larimar Therapeutics, Inc.(1)	1,220	14,030
Lyell Immunopharma, Inc.(1)(2)	22,174	64,748
MacroGenics, Inc.(1)	8,238	147,790
MannKind Corp.(1)	20,304	83,449
MiMedx Group, Inc.(1)	5,317	43,387
Moderna, Inc.(1)	66,341	6,119,294
Monte Rosa Therapeutics, Inc.(1)(2)	3,222	20,395
Morphic Holding, Inc.(1)	300	11,085
Mural Oncology PLC(1)	2,110	11,162
Myriad Genetics, Inc.(1)	19,277	403,468
Natera, Inc.(1)	14,626	1,265,003
Neurocrine Biosciences, Inc.(1)	19,344	2,522,458
Nkarta, Inc.(1)	2,232	26,963
Novavax, Inc.(1)(2)	1,484	7,331
Nurix Therapeutics, Inc.(1)	5,357	66,159
Nuvalent, Inc., Class A(1)	544	45,761
Olema Pharmaceuticals, Inc.(1)	8,412	104,309
Organogenesis Holdings, Inc.(1)	9,486	33,865
ORIC Pharmaceuticals, Inc.(1)(2)	7,147	91,053
PDL BioPharma, Inc.(1)	1,937	19
PepGen, Inc.(1)	1,390	23,561
PMV Pharmaceuticals, Inc.(1)	3,294	6,094
Poseida Therapeutics, Inc.(1)	8,559	33,894
Protagonist Therapeutics, Inc.(1)	26,716	811,632
PTC Therapeutics, Inc.(1)	6,164	173,763
Puma Biotechnology, Inc.(1)	3,626	22,554
RAPT Therapeutics, Inc.(1)	1,424	12,204
Recursion Pharmaceuticals, Inc., Class A(1)(2)	12,334	166,016
Regeneron Pharmaceuticals, Inc.(1)	15,467	14,942,514
REGENXBIO, Inc.(1)	13,635	237,794
Relay Therapeutics, Inc.(1)	13,383	134,098
Repare Therapeutics, Inc.(1)(2)	4,231	29,405
Replimune Group, Inc.(1)	8,592	73,719
REVOLUTION Medicines, Inc.(1)	4,536	133,721
Rocket Pharmaceuticals, Inc.(1)	6,711	196,632
Roivant Sciences Ltd.(1)	45,655	522,293
Sage Therapeutics, Inc.(1)	13,343	286,608
Sana Biotechnology, Inc.(1)	2,230	22,389
Sarepta Therapeutics, Inc.(1)	4,964	634,896
Savara, Inc.(1)	9,549	48,222
38

Avantis U.S. Equity ETF
	Shares	Value
Scholar Rock Holding Corp.(1)	8,553	$132,572
SpringWorks Therapeutics, Inc.(1)	9,131	449,793
Stoke Therapeutics, Inc.(1)(2)	612	4,737
Sutro Biopharma, Inc.(1)	9,613	47,200
Syndax Pharmaceuticals, Inc.(1)	3,588	84,103
Tango Therapeutics, Inc.(1)	10,953	121,907
Tenaya Therapeutics, Inc.(1)	3,457	20,569
Tourmaline Bio, Inc.	1,352	52,485
Twist Bioscience Corp.(1)	14,096	553,832
uniQure NV(1)	9,669	55,597
United Therapeutics Corp.(1)	15,020	3,389,113
Vanda Pharmaceuticals, Inc.(1)	11,217	50,140
Vaxcyte, Inc.(1)	11,226	828,703
Veracyte, Inc.(1)	10,463	246,404
Vertex Pharmaceuticals, Inc.(1)	44,277	18,629,105
Verve Therapeutics, Inc.(1)	3,688	62,880
Vir Biotechnology, Inc.(1)	48,826	548,804
Viridian Therapeutics, Inc.(1)	4,435	82,979
Voyager Therapeutics, Inc.(1)	16,816	139,909
Xencor, Inc.(1)	11,821	271,292
Xenon Pharmaceuticals, Inc.(1)	9,655	455,716
XOMA Corp.(1)	868	21,101
Y-mAbs Therapeutics, Inc.(1)	1,570	26,219
Zentalis Pharmaceuticals, Inc.(1)	2,428	36,202
Zymeworks, Inc.(1)	2,081	24,993
		144,669,033
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	819,244	144,809,569
Big Lots, Inc.(2)	10,463	56,709
Dillard's, Inc., Class A	1,808	749,832
eBay, Inc.	30,970	1,464,262
Etsy, Inc.(1)	9,605	688,582
Kohl's Corp.	64,340	1,793,156
Macy's, Inc.	162,800	2,839,232
MercadoLibre, Inc.(1)	10,530	16,798,509
Nordstrom, Inc.	52,456	1,100,002
Ollie's Bargain Outlet Holdings, Inc.(1)	13,586	1,089,190
		171,389,043
Building Products — 1.3%
A O Smith Corp.	43,264	3,586,586
AAON, Inc.	9,609	806,964
Advanced Drainage Systems, Inc.	36,038	5,882,843
Allegion PLC	12,663	1,619,218
American Woodmark Corp.(1)	5,124	513,630
Apogee Enterprises, Inc.	13,950	798,079
Armstrong World Industries, Inc.	27,132	3,272,390
AZEK Co., Inc.(1)	21,274	1,023,492
AZZ, Inc.	6,616	481,645
Builders FirstSource, Inc.(1)	58,077	11,335,469
Carlisle Cos., Inc.	18,810	6,583,500
Carrier Global Corp.	47,760	2,654,501
39

Avantis U.S. Equity ETF
	Shares	Value
CSW Industrials, Inc.	4,758	$1,096,196
Fortune Brands Innovations, Inc.	34,802	2,830,795
Gibraltar Industries, Inc.(1)	17,190	1,331,365
Griffon Corp.	20,634	1,473,268
Hayward Holdings, Inc.(1)	12,815	189,534
Insteel Industries, Inc.	14,291	520,335
Janus International Group, Inc.(1)	43,505	624,297
JELD-WEN Holding, Inc.(1)	54,656	994,739
Johnson Controls International PLC	23,644	1,401,380
Lennox International, Inc.	12,375	5,831,224
Masco Corp.	15,244	1,170,129
Masonite International Corp.(1)	13,643	1,776,864
Masterbrand, Inc.(1)	54,529	943,897
Owens Corning	40,937	6,131,544
PGT Innovations, Inc.(1)	25,089	1,047,967
Quanex Building Products Corp.	19,486	673,826
Resideo Technologies, Inc.(1)	6,695	149,499
Simpson Manufacturing Co., Inc.	19,672	4,105,153
Trane Technologies PLC	19,429	5,478,395
Trex Co., Inc.(1)	40,935	3,756,196
UFP Industries, Inc.	33,568	3,847,900
Zurn Elkay Water Solutions Corp.	22,808	724,154
		84,656,974
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	3,639	568,812
Ameriprise Financial, Inc.	34,910	14,220,938
ARES Management Corp., Class A	11,861	1,573,125
Artisan Partners Asset Management, Inc., Class A	39,002	1,679,816
AssetMark Financial Holdings, Inc.(1)	4,603	162,716
Bank of New York Mellon Corp.	177,148	9,936,231
BGC Group, Inc., Class A	90,000	625,500
BlackRock, Inc.	14,062	11,409,063
Blackstone, Inc.	43,577	5,570,012
Blue Owl Capital, Inc.	7,390	132,724
Brightsphere Investment Group, Inc.	13,011	294,829
Carlyle Group, Inc.	75,778	3,474,421
Cboe Global Markets, Inc.	10,149	1,948,608
Charles Schwab Corp.	233,245	15,576,101
CME Group, Inc.	37,201	8,197,240
Cohen & Steers, Inc.	11,768	865,536
Coinbase Global, Inc., Class A(1)	22,867	4,654,807
Diamond Hill Investment Group, Inc.	1,266	183,165
Donnelley Financial Solutions, Inc.(1)	3,341	215,695
Evercore, Inc., Class A	16,802	3,143,318
FactSet Research Systems, Inc.	6,636	3,069,681
Federated Hermes, Inc.	22,477	791,865
Franklin Resources, Inc.	57,980	1,591,551
Freedom Holding Corp.(1)	119	9,107
Goldman Sachs Group, Inc.	49,559	19,280,929
Hamilton Lane, Inc., Class A	10,040	1,153,094
Houlihan Lokey, Inc.	13,692	1,761,613
40

Avantis U.S. Equity ETF
	Shares	Value
Interactive Brokers Group, Inc., Class A	8,266	$898,680
Intercontinental Exchange, Inc.	29,322	4,058,751
Invesco Ltd.	88,457	1,363,122
Janus Henderson Group PLC	35,566	1,108,237
Jefferies Financial Group, Inc.	47,035	1,967,004
KKR & Co., Inc.	82,509	8,107,334
Lazard, Inc.	32,692	1,259,950
LPL Financial Holdings, Inc.	18,535	4,965,341
MarketAxess Holdings, Inc.	7,626	1,627,465
Moelis & Co., Class A	25,848	1,396,826
Moody's Corp.	15,684	5,950,823
Morgan Stanley	174,265	14,993,761
Morningstar, Inc.	1,271	379,508
MSCI, Inc.	4,934	2,767,826
Nasdaq, Inc.	17,796	1,000,135
Northern Trust Corp.	61,777	5,073,745
Open Lending Corp., Class A(1)	42,390	307,751
Oppenheimer Holdings, Inc., Class A	1,662	63,655
Patria Investments Ltd., Class A	27,083	403,537
Piper Sandler Cos.	7,227	1,360,627
PJT Partners, Inc., Class A	1,165	122,791
Raymond James Financial, Inc.	55,629	6,693,281
S&P Global, Inc.	12,562	5,381,310
SEI Investments Co.	39,901	2,683,342
State Street Corp.	81,757	6,027,944
StepStone Group, Inc., Class A	18,195	631,912
Stifel Financial Corp.	34,526	2,619,142
StoneX Group, Inc.(1)	16,297	1,128,730
T Rowe Price Group, Inc.	57,075	6,469,451
TPG, Inc.	17,562	778,875
Tradeweb Markets, Inc., Class A	10,287	1,088,570
Victory Capital Holdings, Inc., Class A	6,285	241,533
Virtu Financial, Inc., Class A	23,475	423,724
Virtus Investment Partners, Inc.	3,198	742,959
WisdomTree, Inc.	31,249	251,867
		206,430,006
Chemicals — 1.9%
AdvanSix, Inc.	14,686	410,914
Air Products & Chemicals, Inc.	34,494	8,072,976
Albemarle Corp.	20,512	2,827,579
Alto Ingredients, Inc.(1)	7,798	17,156
American Vanguard Corp.	8,502	91,141
Arcadium Lithium PLC(1)(2)	132,724	728,655
Ashland, Inc.	8,607	805,959
Aspen Aerogels, Inc.(1)	13,858	238,080
Avient Corp.	27,016	1,093,608
Axalta Coating Systems Ltd.(1)	33,414	1,093,640
Balchem Corp.	3,260	512,439
Cabot Corp.	33,003	2,803,605
Celanese Corp.	11,426	1,736,409
CF Industries Holdings, Inc.	85,273	6,883,237
41

Avantis U.S. Equity ETF
	Shares	Value
Chemours Co.	91,972	$1,809,089
Core Molding Technologies, Inc.(1)	4,990	91,666
Corteva, Inc.	89,627	4,796,837
Dow, Inc.	177,386	9,912,330
DuPont de Nemours, Inc.	52,673	3,644,445
Eastman Chemical Co.	41,142	3,609,799
Ecolab, Inc.	13,987	3,144,837
Ecovyst, Inc.(1)	36,295	350,247
Element Solutions, Inc.	8,640	203,040
FMC Corp.	30,409	1,714,764
Hawkins, Inc.	13,470	946,267
HB Fuller Co.	9,911	788,222
Huntsman Corp.	63,034	1,613,670
Ingevity Corp.(1)	10,996	502,297
Innospec, Inc.	8,228	1,022,494
International Flavors & Fragrances, Inc.	23,410	1,767,455
Intrepid Potash, Inc.(1)	1,937	40,832
Koppers Holdings, Inc.	7,592	429,859
Kronos Worldwide, Inc.	5,663	51,477
Linde PLC	35,742	16,041,724
LSB Industries, Inc.(1)	28,015	206,190
LyondellBasell Industries NV, Class A	88,782	8,903,059
Mativ Holdings, Inc.	16,370	284,347
Minerals Technologies, Inc.	13,564	981,491
Mosaic Co.	136,020	4,238,383
NewMarket Corp.	4,084	2,620,580
Olin Corp.	66,950	3,601,910
Orion SA	33,834	762,618
PPG Industries, Inc.	19,300	2,732,880
PureCycle Technologies, Inc.(1)(2)	31,837	184,336
Quaker Chemical Corp.	3,559	713,580
Rayonier Advanced Materials, Inc.(1)	14,907	50,535
RPM International, Inc.	45,039	5,195,249
Scotts Miracle-Gro Co.	8,730	573,561
Sherwin-Williams Co.	25,159	8,353,543
Stepan Co.	7,894	704,145
Trinseo PLC	7,559	34,016
Tronox Holdings PLC, Class A	50,893	748,127
Westlake Corp.	12,874	1,785,753
		122,471,052
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	2,173	89,767
ACCO Brands Corp.	33,383	186,277
Acme United Corp.	464	22,040
Aris Water Solutions, Inc., Class A	4,655	56,046
Brady Corp., Class A	15,817	921,815
Brink's Co.	10,222	846,688
Casella Waste Systems, Inc., Class A(1)	9,483	854,418
Cimpress PLC(1)	3,988	390,864
Cintas Corp.	8,831	5,551,255
Civeo Corp.	4,499	105,367
42

Avantis U.S. Equity ETF
	Shares	Value
Clean Harbors, Inc.(1)	12,155	$2,213,425
Copart, Inc.(1)	136,902	7,276,341
Deluxe Corp.	3,336	64,752
Driven Brands Holdings, Inc.(1)	1,939	26,739
Ennis, Inc.	7,520	152,806
Enviri Corp.(1)	7,197	56,568
Healthcare Services Group, Inc.(1)	18,825	240,207
HNI Corp.	22,323	1,000,294
Interface, Inc.	41,163	647,082
Liquidity Services, Inc.(1)	5,450	97,719
Matthews International Corp., Class A	2,048	59,269
MillerKnoll, Inc.	30,014	916,928
MSA Safety, Inc.	5,025	925,354
OPENLANE, Inc.(1)	4,855	74,136
Pitney Bowes, Inc.	35,179	141,771
Quad/Graphics, Inc.	6,239	37,372
Republic Services, Inc.	10,355	1,901,178
Rollins, Inc.	36,588	1,612,433
SP Plus Corp.(1)	1,812	93,155
Steelcase, Inc., Class A	68,403	939,857
Stericycle, Inc.(1)	2,572	139,891
Tetra Tech, Inc.	3,318	588,348
UniFirst Corp.	2,750	463,980
Veralto Corp.	12,051	1,041,447
Vestis Corp.	9,082	170,378
Viad Corp.(1)	1,418	52,792
Virco Mfg. Corp.	8,059	84,942
Waste Connections, Inc.	14,343	2,387,249
Waste Management, Inc.	44,401	9,131,066
		41,562,016
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.	3,598	20,473
Applied Optoelectronics, Inc.(1)(2)	30,398	485,760
Arista Networks, Inc.(1)	28,137	7,809,143
Aviat Networks, Inc.(1)	1,614	57,281
Calix, Inc.(1)	7,208	251,343
Ciena Corp.(1)	25,289	1,440,967
Cisco Systems, Inc.	245,524	11,875,996
CommScope Holding Co., Inc.(1)	14,864	17,317
Comtech Telecommunications Corp.(1)	2,397	16,204
Extreme Networks, Inc.(1)	38,435	485,818
F5, Inc.(1)	5,125	959,502
Juniper Networks, Inc.	24,887	921,566
Lumentum Holdings, Inc.(1)	729	35,335
Motorola Solutions, Inc.	30,638	10,122,489
NETGEAR, Inc.(1)	4,860	72,851
Ribbon Communications, Inc.(1)	5,370	16,056
Ubiquiti, Inc.	195	22,850
Viasat, Inc.(1)	26,251	513,732
Viavi Solutions, Inc.(1)	40,991	391,464
		35,516,147
43

Avantis U.S. Equity ETF
	Shares	Value
Construction and Engineering — 0.6%
AECOM	8,715	$774,153
Ameresco, Inc., Class A(1)	13,710	287,362
API Group Corp.(1)	9,468	331,853
Arcosa, Inc.	10,522	873,326
Argan, Inc.	7,846	367,664
Comfort Systems USA, Inc.	17,790	5,438,937
Concrete Pumping Holdings, Inc.(1)	1,011	8,280
Construction Partners, Inc., Class A(1)	19,523	938,666
Dycom Industries, Inc.(1)	11,422	1,444,769
EMCOR Group, Inc.	20,187	6,329,028
Fluor Corp.(1)	44,509	1,637,931
Granite Construction, Inc.	12,333	635,520
Great Lakes Dredge & Dock Corp.(1)	12,220	109,247
IES Holdings, Inc.(1)	4,701	516,734
Limbach Holdings, Inc.(1)	5,876	289,334
MasTec, Inc.(1)	11,696	882,580
Matrix Service Co.(1)	1,646	19,423
MDU Resources Group, Inc.	78,105	1,693,316
MYR Group, Inc.(1)	9,131	1,483,422
Northwest Pipe Co.(1)	1,935	57,721
Primoris Services Corp.	22,498	888,896
Quanta Services, Inc.	18,474	4,461,656
Sterling Infrastructure, Inc.(1)	23,532	2,509,452
Tutor Perini Corp.(1)	14,679	166,313
Valmont Industries, Inc.	3,896	825,679
WillScot Mobile Mini Holdings Corp.(1)	50,113	2,392,896
		35,364,158
Construction Materials — 0.3%
Eagle Materials, Inc.	18,605	4,717,298
Knife River Corp.(1)	22,620	1,675,916
Martin Marietta Materials, Inc.	13,128	7,584,177
Summit Materials, Inc., Class A(1)	26,303	1,123,401
U.S. Lime & Minerals, Inc.	575	146,613
Vulcan Materials Co.	19,418	5,162,275
		20,409,680
Consumer Finance — 1.1%
Ally Financial, Inc.	133,400	4,934,466
American Express Co.	80,696	17,706,316
Atlanticus Holdings Corp.(1)	921	30,531
Bread Financial Holdings, Inc.	31,536	1,207,198
Capital One Financial Corp.	93,950	12,928,459
Consumer Portfolio Services, Inc.(1)	2,357	20,812
Credit Acceptance Corp.(1)	2,401	1,329,194
Discover Financial Services	92,655	11,183,459
Encore Capital Group, Inc.(1)	7,620	365,760
Enova International, Inc.(1)	8,663	547,935
EZCORP, Inc., Class A(1)	11,834	124,139
FirstCash Holdings, Inc.	7,444	852,338
Green Dot Corp., Class A(1)	13,429	110,252
LendingClub Corp.(1)	36,098	292,755
44

Avantis U.S. Equity ETF
	Shares	Value
Medallion Financial Corp.	3,474	$26,854
Navient Corp.	42,229	686,644
Nelnet, Inc., Class A	4,698	403,417
NerdWallet, Inc., Class A(1)	4,481	75,594
OneMain Holdings, Inc.	61,954	2,926,087
Oportun Financial Corp.(1)	4,622	17,887
PRA Group, Inc.(1)	10,903	278,681
PROG Holdings, Inc.(1)	28,370	875,782
Regional Management Corp.	2,067	48,368
SLM Corp.	130,617	2,720,752
SoFi Technologies, Inc.(1)(2)	181,268	1,627,787
Synchrony Financial	181,057	7,477,654
Upstart Holdings, Inc.(1)	1,536	39,552
World Acceptance Corp.(1)	682	81,676
		68,920,349
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	24,618	499,253
Andersons, Inc.	23,290	1,287,471
BJ's Wholesale Club Holdings, Inc.(1)	45,665	3,335,372
Casey's General Stores, Inc.	16,626	5,062,451
Costco Wholesale Corp.	66,186	49,235,103
Dollar General Corp.	25,058	3,641,178
Dollar Tree, Inc.(1)	39,374	5,775,378
Grocery Outlet Holding Corp.(1)	18,140	467,831
Ingles Markets, Inc., Class A	7,554	581,733
Kroger Co.	225,039	11,164,185
Maplebear, Inc.(1)	8,960	291,558
Natural Grocers by Vitamin Cottage, Inc.	3,119	51,682
Performance Food Group Co.(1)	31,519	2,419,714
PriceSmart, Inc.	14,285	1,201,940
SpartanNash Co.	18,624	392,408
Sprouts Farmers Market, Inc.(1)	59,412	3,709,685
Sysco Corp.	64,601	5,230,743
Target Corp.	103,278	15,793,272
U.S. Foods Holding Corp.(1)	12,261	622,736
United Natural Foods, Inc.(1)	19,587	305,753
Village Super Market, Inc., Class A	2,334	63,835
Walgreens Boots Alliance, Inc.	21,735	462,086
Walmart, Inc.	567,655	33,270,260
Weis Markets, Inc.	4,883	317,102
		145,182,729
Containers and Packaging — 0.5%
Amcor PLC	115,916	1,050,199
AptarGroup, Inc.	18,148	2,549,068
Ardagh Metal Packaging SA	13,231	43,398
Avery Dennison Corp.	12,711	2,752,313
Ball Corp.	18,477	1,182,898
Berry Global Group, Inc.	14,116	821,692
Crown Holdings, Inc.	12,350	946,257
Graphic Packaging Holding Co.	102,256	2,653,543
Greif, Inc., Class A	8,769	565,250
45

Avantis U.S. Equity ETF
	Shares	Value
Greif, Inc., Class B	913	$58,450
International Paper Co.	123,366	4,362,222
Myers Industries, Inc.	16,544	318,141
O-I Glass, Inc.(1)	18,630	315,220
Packaging Corp. of America	39,488	7,154,831
Ranpak Holdings Corp.(1)	1,202	5,709
Sealed Air Corp.	23,632	824,048
Silgan Holdings, Inc.	6,917	303,725
Sonoco Products Co.	27,522	1,559,947
TriMas Corp.	9,637	226,469
Westrock Co.	106,271	4,813,014
		32,506,394
Distributors — 0.2%
Genuine Parts Co.	24,661	3,680,901
LKQ Corp.	33,419	1,747,479
Pool Corp.	12,473	4,965,751
		10,394,131
Diversified Consumer Services — 0.2%
ADT, Inc.	36,506	265,034
Adtalem Global Education, Inc.(1)	18,249	903,326
American Public Education, Inc.(1)	6,456	67,465
Bright Horizons Family Solutions, Inc.(1)	2,642	303,460
Carriage Services, Inc.	255	6,329
Chegg, Inc.(1)	12,037	107,611
Coursera, Inc.(1)	14,526	233,433
Duolingo, Inc.(1)	3,297	787,983
Frontdoor, Inc.(1)	16,618	521,140
Graham Holdings Co., Class B	1,176	825,940
Grand Canyon Education, Inc.(1)	16,153	2,177,424
H&R Block, Inc.	30,716	1,503,548
Laureate Education, Inc., Class A	78,854	1,057,432
OneSpaWorld Holdings Ltd.(1)	17,609	229,621
Perdoceo Education Corp.	36,295	646,414
Service Corp. International	21,956	1,606,960
Strategic Education, Inc.	791	87,635
Stride, Inc.(1)	19,332	1,155,087
Udemy, Inc.(1)	8,552	96,638
Universal Technical Institute, Inc.(1)	27,748	417,330
WW International, Inc.(1)	2,458	7,669
		13,007,479
Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	417	16,555
AT&T, Inc.	1,220,967	20,670,971
ATN International, Inc.	4,304	144,356
Consolidated Communications Holdings, Inc.(1)	5,433	23,416
Frontier Communications Parent, Inc.(1)	129,201	3,059,480
IDT Corp., Class B(1)	10,665	396,845
Iridium Communications, Inc.	40,359	1,168,393
Liberty Latin America Ltd., Class A(1)	1,802	11,587
Liberty Latin America Ltd., Class C(1)	15,531	101,262
Shenandoah Telecommunications Co.	17,362	323,975
46

Avantis U.S. Equity ETF
	Shares	Value
Verizon Communications, Inc.	701,590	$28,077,632
		53,994,472
Electric Utilities — 1.2%
ALLETE, Inc.	14,894	843,596
Alliant Energy Corp.	54,814	2,617,369
American Electric Power Co., Inc.	74,723	6,365,652
Avangrid, Inc.	7,999	249,009
Constellation Energy Corp.	38,545	6,492,905
Duke Energy Corp.	52,462	4,817,585
Edison International	74,596	5,074,020
Entergy Corp.	43,686	4,437,187
Evergy, Inc.	54,165	2,683,334
Eversource Energy	47,798	2,805,743
Exelon Corp.	70,333	2,520,735
FirstEnergy Corp.	40,204	1,471,868
Genie Energy Ltd., Class B	9,489	173,079
Hawaiian Electric Industries, Inc.	28,738	350,029
IDACORP, Inc.	8,338	734,661
MGE Energy, Inc.	4,298	271,591
NextEra Energy, Inc.	74,162	4,093,001
NRG Energy, Inc.	45,993	2,544,333
OGE Energy Corp.	47,652	1,568,227
Otter Tail Corp.	11,562	1,045,899
PG&E Corp.	418,386	6,982,862
Pinnacle West Capital Corp.	25,642	1,752,118
PNM Resources, Inc.	2,183	79,701
Portland General Electric Co.	24,450	982,157
PPL Corp.	129,784	3,422,404
Southern Co.	93,192	6,267,162
Xcel Energy, Inc.	96,658	5,092,910
		75,739,137
Electrical Equipment — 0.7%
Acuity Brands, Inc.	12,064	3,030,959
AMETEK, Inc.	19,136	3,447,925
Array Technologies, Inc.(1)	25,642	349,757
Atkore, Inc.	21,801	3,693,089
Eaton Corp. PLC	23,645	6,833,405
Emerson Electric Co.	37,447	4,001,212
Encore Wire Corp.	10,447	2,517,727
Energy Vault Holdings, Inc.(1)(2)	4,549	7,642
EnerSys	19,214	1,765,382
Generac Holdings, Inc.(1)	4,983	560,637
GrafTech International Ltd.	110,823	195,049
Hubbell, Inc.	6,222	2,368,529
LSI Industries, Inc.	13,515	195,022
NEXTracker, Inc., Class A(1)	25,693	1,444,974
nVent Electric PLC	16,256	1,094,354
Plug Power, Inc.(1)(2)	68,654	242,349
Powell Industries, Inc.	6,980	1,292,975
Regal Rexnord Corp.	7,385	1,266,454
Rockwell Automation, Inc.	8,405	2,396,097
47

Avantis U.S. Equity ETF
	Shares	Value
Sensata Technologies Holding PLC	6,824	$234,882
Sunrun, Inc.(1)	34,848	419,570
Thermon Group Holdings, Inc.(1)	7,389	201,646
TPI Composites, Inc.(1)(2)	4,165	11,620
Vertiv Holdings Co.	62,301	4,212,794
		41,784,050
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	8,947	905,436
Amphenol Corp., Class A	41,538	4,537,611
Arrow Electronics, Inc.(1)	19,620	2,305,350
Avnet, Inc.	23,613	1,100,130
Badger Meter, Inc.	5,513	874,858
Bel Fuse, Inc., Class B	6,760	351,317
Belden, Inc.	8,537	727,182
Benchmark Electronics, Inc.	8,117	249,273
CDW Corp.	20,554	5,060,600
Climb Global Solutions, Inc.	1,471	99,984
Cognex Corp.	22,249	877,723
Coherent Corp.(1)	17,049	1,014,075
Corning, Inc.	238,022	7,673,829
Crane NXT Co.	17,982	1,050,508
CTS Corp.	8,670	386,335
Daktronics, Inc.(1)	27,724	240,644
ePlus, Inc.(1)	15,332	1,263,204
Fabrinet(1)	9,021	1,944,657
FARO Technologies, Inc.(1)	1,827	40,907
Flex Ltd.(1)	136,453	3,841,152
Insight Enterprises, Inc.(1)	17,148	3,223,824
IPG Photonics Corp.(1)	6,456	557,476
Jabil, Inc.	63,747	9,185,305
Keysight Technologies, Inc.(1)	25,741	3,971,836
Kimball Electronics, Inc.(1)	6,626	149,151
Knowles Corp.(1)	17,752	290,068
Littelfuse, Inc.	4,488	1,069,221
Luna Innovations, Inc.(1)	1,346	9,126
Methode Electronics, Inc.	9,256	197,153
Napco Security Technologies, Inc.	7,839	352,990
nLight, Inc.(1)	5,751	76,086
Novanta, Inc.(1)	1,363	235,717
OSI Systems, Inc.(1)	3,749	491,794
PC Connection, Inc.	5,972	396,421
Plexus Corp.(1)	9,481	895,006
Richardson Electronics Ltd.	2,837	24,937
Rogers Corp.(1)	1,983	222,235
Sanmina Corp.(1)	25,990	1,642,568
ScanSource, Inc.(1)	8,705	376,317
SmartRent, Inc.(1)	15,135	43,892
TD SYNNEX Corp.	16,809	1,746,455
TE Connectivity Ltd.	56,448	8,103,675
Teledyne Technologies, Inc.(1)	2,307	985,712
Trimble, Inc.(1)	7,423	454,213
48

Avantis U.S. Equity ETF
	Shares	Value
TTM Technologies, Inc.(1)	38,574	$572,824
Vishay Intertechnology, Inc.	70,778	1,539,422
Vishay Precision Group, Inc.(1)	3,869	133,674
Vontier Corp.	24,642	1,059,606
Vuzix Corp.(1)(2)	3,281	5,545
Zebra Technologies Corp., Class A(1)	2,512	702,054
		73,259,078
Energy Equipment and Services — 0.9%
Archrock, Inc.	103,811	1,896,627
Baker Hughes Co.	281,165	8,319,672
Bristow Group, Inc.(1)	5,774	155,609
Cactus, Inc., Class A	2,926	134,303
ChampionX Corp.	104,515	3,246,236
Core Laboratories, Inc.	1,346	20,150
Diamond Offshore Drilling, Inc.(1)	27,066	300,162
DMC Global, Inc.(1)	3,568	59,514
Dril-Quip, Inc.(1)	11,194	252,984
Expro Group Holdings NV(1)	33,350	596,631
Forum Energy Technologies, Inc.(1)	1,556	31,136
Geospace Technologies Corp.(1)	1,159	14,279
Halliburton Co.	311,844	10,936,369
Helix Energy Solutions Group, Inc.(1)	71,803	646,227
Helmerich & Payne, Inc.	44,512	1,708,816
KLX Energy Services Holdings, Inc.(1)	8,314	67,510
Kodiak Gas Services, Inc.	4,520	115,260
Liberty Energy, Inc., Class A	103,207	2,206,566
Nabors Industries Ltd.(1)	5,986	469,123
Newpark Resources, Inc.(1)	53,858	346,307
Noble Corp. PLC	8,800	367,928
NOV, Inc.	82,678	1,397,258
Oceaneering International, Inc.(1)	69,416	1,371,660
Oil States International, Inc.(1)	14,957	80,618
Patterson-UTI Energy, Inc.	203,631	2,356,011
ProFrac Holding Corp., Class A(1)(2)	3,704	30,299
ProPetro Holding Corp.(1)	65,743	486,498
Ranger Energy Services, Inc.	7,385	77,469
RPC, Inc.	66,976	494,953
Schlumberger NV	128,415	6,206,297
SEACOR Marine Holdings, Inc.(1)	840	8,820
Select Water Solutions, Inc., Class A	33,906	289,557
Solaris Oilfield Infrastructure, Inc., Class A	14,903	126,228
TechnipFMC PLC	234,452	5,085,264
TETRA Technologies, Inc.(1)	60,848	237,307
Tidewater, Inc.(1)	23,555	1,649,557
Transocean Ltd.(1)	193,858	909,194
U.S. Silica Holdings, Inc.(1)	42,982	494,293
Valaris Ltd.(1)	28,613	1,804,050
Weatherford International PLC(1)	43,007	4,412,948
		59,409,690
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)	7,535	32,551
49

Avantis U.S. Equity ETF
	Shares	Value
Atlanta Braves Holdings, Inc., Class A(1)	1,452	$60,911
Atlanta Braves Holdings, Inc., Class C(1)	12,108	473,665
Cinemark Holdings, Inc.(1)	20,644	359,412
Electronic Arts, Inc.	27,588	3,847,974
Endeavor Group Holdings, Inc., Class A	736	17,701
IMAX Corp.(1)	16,531	283,176
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	101,734
Liberty Media Corp.-Liberty Formula One, Class C(1)	23,026	1,675,372
Liberty Media Corp.-Liberty Live, Class A(1)	595	22,961
Liberty Media Corp.-Liberty Live, Class C(1)	3,506	139,609
Lions Gate Entertainment Corp., Class B(1)	9,898	89,874
Live Nation Entertainment, Inc.(1)	14,955	1,450,336
Madison Square Garden Entertainment Corp.(1)	1,382	53,193
Madison Square Garden Sports Corp.(1)	1,349	253,868
Marcus Corp.	8,732	128,098
Netflix, Inc.(1)	42,458	25,598,777
Playstudios, Inc.(1)	11,056	26,203
Playtika Holding Corp.(1)	6,349	47,046
ROBLOX Corp., Class A(1)	19,874	792,973
Roku, Inc.(1)	17,747	1,121,256
Sphere Entertainment Co.(1)	8,180	354,194
Take-Two Interactive Software, Inc.(1)	18,754	2,755,525
TKO Group Holdings, Inc.	17,543	1,468,875
Vivid Seats, Inc., Class A(1)	1,882	11,330
Walt Disney Co.	97,002	10,823,483
Warner Bros Discovery, Inc.(1)	349,309	3,070,426
		55,060,523
Financial Services — 2.9%
Acacia Research Corp.(1)	1,942	7,846
Affirm Holdings, Inc.(1)	38,213	1,433,752
Alerus Financial Corp.	5,490	119,737
A-Mark Precious Metals, Inc.	8,406	215,950
Apollo Global Management, Inc.	31,273	3,496,321
Berkshire Hathaway, Inc., Class B(1)	101,326	41,482,864
Block, Inc.(1)	26,269	2,087,597
Cannae Holdings, Inc.(1)	17,586	383,727
Cass Information Systems, Inc.	5,178	250,201
Enact Holdings, Inc.	11,574	320,831
Equitable Holdings, Inc.	144,197	4,937,305
Essent Group Ltd.	42,724	2,288,725
Euronet Worldwide, Inc.(1)	9,959	1,089,913
EVERTEC, Inc.	25,282	913,439
Federal Agricultural Mortgage Corp., Class C	5,532	989,509
Fidelity National Information Services, Inc.	31,295	2,165,301
Fiserv, Inc.(1)	23,071	3,443,808
FleetCor Technologies, Inc.(1)	7,157	1,998,735
Global Payments, Inc.	8,535	1,106,990
International Money Express, Inc.(1)	14,530	286,241
Jack Henry & Associates, Inc.	13,452	2,337,554
Jackson Financial, Inc., Class A	53,369	2,937,963
loanDepot, Inc., Class A(1)	4,466	11,388
50

Avantis U.S. Equity ETF
	Shares	Value
Marqeta, Inc., Class A(1)	88,230	$576,142
Mastercard, Inc., Class A	83,448	39,617,773
Merchants Bancorp	9,385	402,241
MGIC Investment Corp.	138,968	2,764,074
Mr Cooper Group, Inc.(1)	24,742	1,763,610
NCR Atleos Corp.(1)	28,596	622,249
NewtekOne, Inc.	11,259	129,929
NMI Holdings, Inc., Class A(1)	45,526	1,369,422
Ocwen Financial Corp.(1)	2,159	56,307
Payoneer Global, Inc.(1)	90,365	439,174
PayPal Holdings, Inc.(1)	70,710	4,266,641
Paysafe Ltd.(1)	722	10,397
PennyMac Financial Services, Inc.	10,339	878,091
Radian Group, Inc.	74,396	2,167,899
Shift4 Payments, Inc., Class A(1)	5,825	478,932
Toast, Inc., Class A(1)	20,499	471,477
Visa, Inc., Class A	163,787	46,292,758
Voya Financial, Inc.	29,911	2,044,716
Walker & Dunlop, Inc.	15,164	1,446,342
Waterstone Financial, Inc.	4,082	51,637
Western Union Co.	69,095	926,564
WEX, Inc.(1)	7,447	1,636,329
		182,718,401
Food Products — 0.8%
Alico, Inc.	400	11,084
Archer-Daniels-Midland Co.	118,436	6,290,136
B&G Foods, Inc.	28,447	328,563
Beyond Meat, Inc.(1)(2)	2,397	25,624
Bunge Global SA	58,292	5,501,016
Calavo Growers, Inc.	3,969	114,545
Cal-Maine Foods, Inc.	24,861	1,429,259
Campbell Soup Co.	14,824	632,095
Conagra Brands, Inc.	14,038	394,187
Darling Ingredients, Inc.(1)	34,758	1,470,611
Dole PLC	18,430	217,658
Farmer Bros Co.(1)	1,836	6,600
Flowers Foods, Inc.	57,713	1,293,926
Fresh Del Monte Produce, Inc.	9,281	222,094
General Mills, Inc.	25,730	1,651,351
Hershey Co.	21,539	4,047,609
Hormel Foods Corp.	24,367	860,643
Ingredion, Inc.	26,333	3,097,551
J & J Snack Foods Corp.	2,279	330,637
J M Smucker Co.	16,265	1,954,565
John B Sanfilippo & Son, Inc.	4,484	459,027
Kellanova	20,186	1,113,258
Kraft Heinz Co.	98,093	3,460,721
Lamb Weston Holdings, Inc.	28,458	2,908,692
Lancaster Colony Corp.	3,165	654,902
Lifeway Foods, Inc.(1)	2,259	27,311
Limoneira Co.	913	16,854
51

Avantis U.S. Equity ETF
	Shares	Value
McCormick & Co., Inc.	8,040	$553,634
Mission Produce, Inc.(1)	11,592	122,296
Mondelez International, Inc., Class A	75,788	5,537,829
Pilgrim's Pride Corp.(1)	14,071	448,021
Post Holdings, Inc.(1)	2,751	286,544
Seaboard Corp.	91	299,171
Seneca Foods Corp., Class A(1)	1,556	78,827
Simply Good Foods Co.(1)	16,949	601,351
Sovos Brands, Inc.(1)	4,280	97,541
Tootsie Roll Industries, Inc.	2,714	88,259
Tyson Foods, Inc., Class A	51,686	2,803,449
Utz Brands, Inc.	463	8,191
		49,445,632
Gas Utilities — 0.1%
Atmos Energy Corp.	31,260	3,529,566
Chesapeake Utilities Corp.	3,556	362,819
National Fuel Gas Co.	28,432	1,385,776
New Jersey Resources Corp.	17,976	747,981
Northwest Natural Holding Co.	8,889	326,582
ONE Gas, Inc.	14,182	845,247
Southwest Gas Holdings, Inc.	8,184	557,740
Spire, Inc.	10,890	645,995
Star Group LP	932	10,187
UGI Corp.	26,670	652,881
		9,064,774
Ground Transportation — 1.9%
ArcBest Corp.	13,327	1,903,895
Avis Budget Group, Inc.	1,489	160,872
Covenant Logistics Group, Inc.	3,574	173,982
CSX Corp.	512,853	19,457,643
Daseke, Inc.(1)	21,314	175,840
Heartland Express, Inc.	17,092	218,436
Hertz Global Holdings, Inc.(1)	61,926	486,119
JB Hunt Transport Services, Inc.	33,112	6,831,337
Knight-Swift Transportation Holdings, Inc.	47,088	2,652,938
Landstar System, Inc.	18,849	3,585,080
Lyft, Inc., Class A(1)	4,350	69,078
Marten Transport Ltd.	27,276	514,153
Norfolk Southern Corp.	56,445	14,302,034
Old Dominion Freight Line, Inc.	28,494	12,608,025
PAM Transportation Services, Inc.(1)	1,111	20,576
RXO, Inc.(1)	19,668	423,255
Ryder System, Inc.	26,801	3,057,994
Saia, Inc.(1)	11,454	6,590,632
Schneider National, Inc., Class B	17,303	407,486
Uber Technologies, Inc.(1)	80,811	6,424,474
U-Haul Holding Co.(1)(2)	2,660	171,251
U-Haul Holding Co.	40,898	2,599,886
Union Pacific Corp.	116,292	29,502,117
Universal Logistics Holdings, Inc.	3,850	130,246
Werner Enterprises, Inc.	27,087	1,087,272
52

Avantis U.S. Equity ETF
	Shares	Value
XPO, Inc.(1)	22,223	$2,673,871
		116,228,492
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	111,430	13,220,055
Align Technology, Inc.(1)	10,917	3,301,519
Alphatec Holdings, Inc.(1)	5,185	69,635
AngioDynamics, Inc.(1)	3,255	17,870
Apyx Medical Corp.(1)	34	71
Atrion Corp.	263	96,781
Avanos Medical, Inc.(1)	8,732	162,153
Axogen, Inc.(1)	1,813	19,145
Baxter International, Inc.	33,721	1,379,863
Becton Dickinson & Co.	12,750	3,003,263
Boston Scientific Corp.(1)	86,266	5,711,672
CONMED Corp.	302	24,257
Cooper Cos., Inc.	29,778	2,787,221
CVRx, Inc.(1)	295	5,791
DENTSPLY SIRONA, Inc.	24,725	808,013
Dexcom, Inc.(1)	40,557	4,666,894
Edwards Lifesciences Corp.(1)	64,301	5,457,226
Embecta Corp.	4,026	57,491
Enovis Corp.(1)	10,495	627,706
GE HealthCare Technologies, Inc.	21,017	1,918,432
Globus Medical, Inc., Class A(1)	19,518	1,053,777
Haemonetics Corp.(1)	11,283	823,433
Hologic, Inc.(1)	27,675	2,042,415
ICU Medical, Inc.(1)	960	104,861
IDEXX Laboratories, Inc.(1)	15,501	8,916,640
Inogen, Inc.(1)	2,676	17,795
Inspire Medical Systems, Inc.(1)	1,735	310,634
Insulet Corp.(1)	3,546	581,544
Integer Holdings Corp.(1)	4,060	447,777
Integra LifeSciences Holdings Corp.(1)	12,015	443,474
Intuitive Surgical, Inc.(1)	25,644	9,888,326
iRadimed Corp.	608	25,518
Lantheus Holdings, Inc.(1)	42	2,746
LENSAR, Inc.(1)	146	713
Masimo Corp.(1)	5,924	761,471
Medtronic PLC	79,056	6,590,108
Neogen Corp.(1)	2,051	35,257
Nevro Corp.(1)	2,883	41,977
Novocure Ltd.(1)	3,421	52,376
Omnicell, Inc.(1)	4,776	125,322
OraSure Technologies, Inc.(1)	36,259	260,884
Orthofix Medical, Inc.(1)	5,334	69,662
Penumbra, Inc.(1)	2,823	663,179
Pulmonx Corp.(1)	2,904	26,775
QuidelOrtho Corp.(1)	17,031	776,614
ResMed, Inc.	8,186	1,422,072
Shockwave Medical, Inc.(1)	2,481	647,218
Sight Sciences, Inc.(1)	3,566	14,335
53

Avantis U.S. Equity ETF
	Shares	Value
STERIS PLC	9,257	$2,156,048
Stryker Corp.	16,787	5,859,838
Tandem Diabetes Care, Inc.(1)	4,172	111,100
Teleflex, Inc.	6,373	1,419,841
UFP Technologies, Inc.(1)	923	192,270
Utah Medical Products, Inc.	646	45,336
Varex Imaging Corp.(1)	6,506	111,903
Zimmer Biomet Holdings, Inc.	26,277	3,267,808
Zimvie, Inc.(1)	10,292	174,449
Zynex, Inc.(1)	5,148	69,807
		92,890,361
Health Care Providers and Services — 1.8%
Acadia Healthcare Co., Inc.(1)	13,539	1,129,829
Accolade, Inc.(1)	1,498	15,354
AdaptHealth Corp.(1)	2,813	28,777
Addus HomeCare Corp.(1)	870	80,284
agilon health, Inc.(1)	20,240	124,071
Amedisys, Inc.(1)	739	68,742
AMN Healthcare Services, Inc.(1)	10,811	608,335
Astrana Health, Inc.(1)	16,171	728,342
Brookdale Senior Living, Inc.(1)	93,852	536,833
Cardinal Health, Inc.	17,972	2,012,505
Castle Biosciences, Inc.(1)	4,009	72,402
Cencora, Inc.	24,208	5,703,405
Centene Corp.(1)	125,302	9,827,436
Chemed Corp.	2,760	1,728,119
Cigna Group	13,514	4,542,596
Community Health Systems, Inc.(1)	9,160	25,556
CorVel Corp.(1)	3,701	903,044
Cross Country Healthcare, Inc.(1)	17,851	326,138
CVS Health Corp.	55,094	4,097,341
DaVita, Inc.(1)	5,974	758,519
Elevance Health, Inc.	28,852	14,462,065
Encompass Health Corp.	14,068	1,046,659
Enhabit, Inc.(1)	1,164	10,476
Ensign Group, Inc.	18,141	2,266,174
Fulgent Genetics, Inc.(1)	7,703	173,780
HCA Healthcare, Inc.	11,684	3,641,903
HealthEquity, Inc.(1)	3,391	280,130
Henry Schein, Inc.(1)	9,787	748,412
Humana, Inc.	30,088	10,540,428
Joint Corp.(1)	3,047	30,043
Laboratory Corp. of America Holdings	11,454	2,472,117
McKesson Corp.	8,078	4,211,950
ModivCare, Inc.(1)	4,262	119,506
Molina Healthcare, Inc.(1)	23,947	9,432,963
National HealthCare Corp.	4,480	441,997
National Research Corp.	4,055	163,498
NeoGenomics, Inc.(1)	24,931	388,924
Option Care Health, Inc.(1)	4,484	144,699
Owens & Minor, Inc.(1)	17,168	417,697
54

Avantis U.S. Equity ETF
	Shares	Value
Patterson Cos., Inc.	40,659	$1,101,452
Pediatrix Medical Group, Inc.(1)	576	5,270
Pennant Group, Inc.(1)	2,628	49,012
PetIQ, Inc.(1)	12,608	229,592
Premier, Inc., Class A	35,350	737,401
Quest Diagnostics, Inc.	5,847	730,232
R1 RCM, Inc.(1)	342	4,805
Select Medical Holdings Corp.	2,995	81,554
Tenet Healthcare Corp.(1)	7,818	727,074
UnitedHealth Group, Inc.	48,926	24,149,874
Universal Health Services, Inc., Class B	13,570	2,267,004
		114,394,319
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	10,738	303,134
Health Catalyst, Inc.(1)	9,505	79,082
HealthStream, Inc.	3,987	108,765
OptimizeRx Corp.(1)	792	12,537
Simulations Plus, Inc.	1,525	63,287
Teladoc Health, Inc.(1)	17,977	271,093
Veeva Systems, Inc., Class A(1)	11,856	2,673,647
Veradigm, Inc.(1)	30,532	182,887
		3,694,432
Hotels, Restaurants and Leisure — 2.2%
Accel Entertainment, Inc.(1)	26,578	301,129
Airbnb, Inc., Class A(1)	51,278	8,074,747
Aramark	12,249	371,512
Bally's Corp.(1)	2,841	31,933
BJ's Restaurants, Inc.(1)	12,700	444,754
Bloomin' Brands, Inc.	52,095	1,415,942
Booking Holdings, Inc.(1)	3,318	11,509,578
Bowlero Corp.(2)	4,749	59,125
Boyd Gaming Corp.	37,135	2,455,738
Brinker International, Inc.(1)	3,716	172,199
Caesars Entertainment, Inc.(1)	9,028	392,447
Carnival Corp.(1)	467,335	7,411,933
Carrols Restaurant Group, Inc.	23,501	222,555
Cava Group, Inc.(1)	783	45,735
Century Casinos, Inc.(1)	2,996	8,718
Cheesecake Factory, Inc.	29,788	1,053,899
Chipotle Mexican Grill, Inc.(1)	6,083	16,355,788
Choice Hotels International, Inc.	8,138	910,968
Churchill Downs, Inc.	19,518	2,378,659
Chuy's Holdings, Inc.(1)	7,156	242,088
Cracker Barrel Old Country Store, Inc.(2)	13,794	912,197
Darden Restaurants, Inc.	43,570	7,437,835
Dave & Buster's Entertainment, Inc.(1)	7,015	433,106
Denny's Corp.(1)	3,625	33,459
Dine Brands Global, Inc.	1,020	49,480
Domino's Pizza, Inc.	2,398	1,075,143
DoorDash, Inc., Class A(1)	26,364	3,284,164
DraftKings, Inc., Class A(1)	21,028	910,933
55

Avantis U.S. Equity ETF
	Shares	Value
El Pollo Loco Holdings, Inc.(1)	719	$6,514
Everi Holdings, Inc.(1)	15,856	188,052
Expedia Group, Inc.(1)	17,350	2,373,827
Full House Resorts, Inc.(1)	13,068	67,039
Golden Entertainment, Inc.	10,528	390,168
Hilton Grand Vacations, Inc.(1)	32,648	1,465,242
Hilton Worldwide Holdings, Inc.	16,927	3,458,525
Hyatt Hotels Corp., Class A(2)	11,449	1,758,452
Inspired Entertainment, Inc.(1)	627	6,207
International Game Technology PLC	11,741	319,003
Jack in the Box, Inc.	1,530	111,690
Las Vegas Sands Corp.	45,494	2,480,333
Life Time Group Holdings, Inc.(1)	5,670	77,906
Light & Wonder, Inc., Class A(1)	5,765	579,440
Lindblad Expeditions Holdings, Inc.(1)	902	8,362
Marriott International, Inc., Class A	26,879	6,716,256
Marriott Vacations Worldwide Corp.	1,770	164,946
McDonald's Corp.	35,492	10,373,602
MGM Resorts International(1)	32,917	1,424,648
Monarch Casino & Resort, Inc.	6,226	437,999
Noodles & Co.(1)	20,200	50,702
Norwegian Cruise Line Holdings Ltd.(1)	170,442	3,304,870
ONE Group Hospitality, Inc.(1)	5,041	19,710
Papa John's International, Inc.	2,224	159,883
Penn Entertainment, Inc.(1)	32,289	590,889
Planet Fitness, Inc., Class A(1)	5,668	351,699
Playa Hotels & Resorts NV(1)	75,938	697,870
PlayAGS, Inc.(1)	1,675	15,544
Potbelly Corp.(1)	13,486	187,186
RCI Hospitality Holdings, Inc.	3,219	181,423
Red Robin Gourmet Burgers, Inc.(1)	6,644	49,697
Red Rock Resorts, Inc., Class A	15,908	922,505
Royal Caribbean Cruises Ltd.(1)	89,752	11,070,909
Sabre Corp.(1)	25,469	67,493
Shake Shack, Inc., Class A(1)	6,601	701,818
Six Flags Entertainment Corp.(1)	6,143	155,664
Starbucks Corp.	60,309	5,723,324
Super Group SGHC Ltd.(1)	14,019	46,263
Target Hospitality Corp.(1)	18,950	183,436
Texas Roadhouse, Inc.	32,290	4,823,157
Travel & Leisure Co.	7,798	348,493
United Parks & Resorts, Inc.(1)	8,432	432,983
Vail Resorts, Inc.	3,581	824,740
Wendy's Co.	29,021	525,570
Wingstop, Inc.	2,445	858,317
Wyndham Hotels & Resorts, Inc.	9,704	742,841
Wynn Resorts Ltd.	9,382	986,986
Xponential Fitness, Inc., Class A(1)	1,323	13,336
Yum! Brands, Inc.	19,010	2,631,364
		137,072,647
56

Avantis U.S. Equity ETF
	Shares	Value
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	1,060	$16,430
Beazer Homes USA, Inc.(1)	18,546	581,046
Cavco Industries, Inc.(1)	4,145	1,544,303
Century Communities, Inc.	13,646	1,177,513
Cricut, Inc., Class A	10,304	49,768
DR Horton, Inc.	77,394	11,565,759
Dream Finders Homes, Inc., Class A(1)	13,215	517,103
Ethan Allen Interiors, Inc.	12,793	427,670
Garmin Ltd.	32,827	4,508,788
GoPro, Inc., Class A(1)	27,918	65,328
Green Brick Partners, Inc.(1)	14,560	851,760
Hamilton Beach Brands Holding Co., Class A	200	3,528
Helen of Troy Ltd.(1)	8,942	1,117,750
Hooker Furnishings Corp.	3,984	97,648
Hovnanian Enterprises, Inc., Class A(1)	3,462	542,357
Installed Building Products, Inc.	11,277	2,694,414
KB Home	39,544	2,626,908
Landsea Homes Corp.(1)	3,310	45,082
La-Z-Boy, Inc.	27,642	1,050,120
Legacy Housing Corp.(1)	2,643	67,978
Leggett & Platt, Inc.	16,511	337,155
Lennar Corp., B Shares	3,401	501,205
Lennar Corp., Class A	80,917	12,826,154
LGI Homes, Inc.(1)	4,808	548,545
Lifetime Brands, Inc.	8	78
Lovesac Co.(1)	1,171	26,980
M/I Homes, Inc.(1)	20,309	2,579,040
MDC Holdings, Inc.	33,377	2,092,738
Meritage Homes Corp.	19,431	3,063,491
Mohawk Industries, Inc.(1)	16,299	1,933,387
Newell Brands, Inc.	19,617	147,128
NVR, Inc.(1)	1,395	10,637,670
PulteGroup, Inc.	89,174	9,664,678
Skyline Champion Corp.(1)	25,714	2,154,576
Sonos, Inc.(1)	26,233	497,378
Taylor Morrison Home Corp.(1)	59,686	3,378,824
Tempur Sealy International, Inc.	37,545	2,045,076
Toll Brothers, Inc.	48,905	5,606,469
TopBuild Corp.(1)	3,646	1,467,077
Tri Pointe Homes, Inc.(1)	51,712	1,829,571
Universal Electronics, Inc.(1)	2,028	17,826
VOXX International Corp.(1)	887	7,540
Whirlpool Corp.	12,284	1,319,179
Worthington Enterprises, Inc.	15,426	958,263
		93,191,281
Household Products — 0.7%
Central Garden & Pet Co.(1)	4,555	199,828
Central Garden & Pet Co., Class A(1)	28,717	1,082,344
Church & Dwight Co., Inc.	29,353	2,938,822
Clorox Co.	21,210	3,251,705
57

Avantis U.S. Equity ETF
	Shares	Value
Colgate-Palmolive Co.	83,552	$7,228,919
Energizer Holdings, Inc.	13,560	387,138
Kimberly-Clark Corp.	58,019	7,030,162
Oil-Dri Corp. of America	1,822	129,891
Procter & Gamble Co.	134,462	21,371,390
Reynolds Consumer Products, Inc.	3,699	109,121
Spectrum Brands Holdings, Inc.	7,524	605,080
WD-40 Co.	5,544	1,487,954
		45,822,354
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	265,516	4,035,843
Clearway Energy, Inc., Class A	6,660	134,932
Clearway Energy, Inc., Class C	16,432	358,217
Montauk Renewables, Inc.(1)	7,801	44,310
NextEra Energy Partners LP	14,265	391,859
Ormat Technologies, Inc.	10,272	669,221
Sunnova Energy International, Inc.(1)	19,494	141,916
Vistra Corp.	171,716	9,365,391
		15,141,689
Industrial Conglomerates — 0.5%
3M Co.	64,489	5,940,727
General Electric Co.	101,785	15,969,048
Honeywell International, Inc.	44,033	8,750,678
		30,660,453
Insurance — 3.7%
Aflac, Inc.	133,232	10,757,152
Allstate Corp.	37,811	6,031,611
Ambac Financial Group, Inc.(1)	22,305	364,910
American Equity Investment Life Holding Co.(1)	44,854	2,491,191
American Financial Group, Inc.	31,005	3,958,408
American International Group, Inc.	203,509	14,833,771
AMERISAFE, Inc.	6,712	354,125
Aon PLC, Class A	17,637	5,573,116
Arch Capital Group Ltd.(1)	114,997	10,072,587
Arthur J Gallagher & Co.	17,473	4,262,189
Assurant, Inc.	18,742	3,400,736
Assured Guaranty Ltd.	17,241	1,579,276
Axis Capital Holdings Ltd.	47,041	2,943,355
Brighthouse Financial, Inc.(1)	35,710	1,662,300
Brown & Brown, Inc.	7,395	622,733
Chubb Ltd.	44,073	11,091,852
Cincinnati Financial Corp.	35,763	4,076,982
CNA Financial Corp.	5,092	223,793
CNO Financial Group, Inc.	66,193	1,766,691
Crawford & Co., Class A	3,842	44,990
Crawford & Co., Class B	44	484
Donegal Group, Inc., Class A	1,311	18,354
eHealth, Inc.(1)	1,340	8,844
Employers Holdings, Inc.	8,931	408,236
Enstar Group Ltd.(1)	5,676	1,747,867
Erie Indemnity Co., Class A	4,403	1,791,493
58

Avantis U.S. Equity ETF
	Shares	Value
Everest Group Ltd.	16,559	$6,108,284
F&G Annuities & Life, Inc.	4,998	188,824
Fidelis Insurance Holdings Ltd.(1)	3,392	50,744
Fidelity National Financial, Inc.	68,347	3,456,991
First American Financial Corp.	29,444	1,719,824
Genworth Financial, Inc., Class A(1)	171,160	1,052,634
Globe Life, Inc.	30,469	3,867,430
Goosehead Insurance, Inc., Class A(1)	8,280	626,382
Greenlight Capital Re Ltd., A Shares(1)	7,265	91,757
Hanover Insurance Group, Inc.	6,601	867,833
Hartford Financial Services Group, Inc.	118,737	11,379,754
HCI Group, Inc.	4,088	399,071
Heritage Insurance Holdings, Inc.(1)	10,078	70,143
Hippo Holdings, Inc.(1)(2)	878	12,336
Horace Mann Educators Corp.	12,453	450,674
James River Group Holdings Ltd.	5,415	54,096
Kemper Corp.	10,026	574,791
Kinsale Capital Group, Inc.	5,221	2,694,976
Lemonade, Inc.(1)(2)	10,558	171,462
Lincoln National Corp.	33,953	935,066
Loews Corp.	54,564	4,099,393
Markel Group, Inc.(1)	2,566	3,829,704
Marsh & McLennan Cos., Inc.	30,913	6,252,773
MBIA, Inc.(1)	2,999	19,583
Mercury General Corp.	6,287	306,114
MetLife, Inc.	121,350	8,462,949
National Western Life Group, Inc., Class A	571	277,266
Old Republic International Corp.	98,875	2,863,420
Oscar Health, Inc., Class A(1)	41,801	679,684
Palomar Holdings, Inc.(1)	12,592	958,755
Primerica, Inc.	19,187	4,705,804
Principal Financial Group, Inc.	60,753	4,912,488
ProAssurance Corp.	12,114	149,366
Progressive Corp.	80,602	15,278,915
Prudential Financial, Inc.	106,100	11,563,839
Reinsurance Group of America, Inc.	26,420	4,672,377
RenaissanceRe Holdings Ltd.	15,686	3,526,527
RLI Corp.	9,165	1,342,214
Ryan Specialty Holdings, Inc.(1)	3,000	157,140
Safety Insurance Group, Inc.	3,896	320,095
Selective Insurance Group, Inc.	15,690	1,639,291
SiriusPoint Ltd.(1)	69,205	849,145
Skyward Specialty Insurance Group, Inc.(1)	11,809	432,091
Stewart Information Services Corp.	9,097	572,929
Tiptree, Inc.	3,227	56,505
Travelers Cos., Inc.	71,806	15,866,254
United Fire Group, Inc.	6,970	162,331
Universal Insurance Holdings, Inc.	13,981	282,276
Unum Group	69,440	3,433,808
W R Berkley Corp.	56,293	4,706,095
White Mountains Insurance Group Ltd.	817	1,442,364
59

Avantis U.S. Equity ETF
	Shares	Value
Willis Towers Watson PLC	4,990	$1,360,324
		230,041,937
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A(1)	622,286	86,161,719
Alphabet, Inc., Class C(1)	524,120	73,261,494
Cargurus, Inc.(1)	47,853	1,059,465
Cars.com, Inc.(1)	32,323	592,804
EverQuote, Inc., Class A(1)	1,005	16,100
IAC, Inc.(1)	14,051	798,097
Match Group, Inc.(1)	19,910	717,556
Meta Platforms, Inc., Class A	285,367	139,866,928
Nextdoor Holdings, Inc.(1)	6,500	14,235
Pinterest, Inc., Class A(1)	63,254	2,321,422
QuinStreet, Inc.(1)	4,374	63,992
Snap, Inc., Class A(1)	43,224	476,328
Taboola.com Ltd.(1)	23,043	100,467
TripAdvisor, Inc.(1)	10,327	276,970
TrueCar, Inc.(1)	11,316	39,380
Yelp, Inc.(1)	19,622	754,270
Ziff Davis, Inc.(1)	6,199	426,243
ZipRecruiter, Inc., Class A(1)	19,275	245,178
ZoomInfo Technologies, Inc.(1)	14,871	249,238
		307,441,886
IT Services — 1.2%
Accenture PLC, Class A	57,304	21,476,393
Akamai Technologies, Inc.(1)	27,971	3,102,543
Amdocs Ltd.	13,388	1,220,986
Cloudflare, Inc., Class A(1)	11,505	1,133,703
Cognizant Technology Solutions Corp., Class A	107,740	8,513,615
DigitalOcean Holdings, Inc.(1)	6,934	262,937
DXC Technology Co.(1)	118,478	2,589,929
EPAM Systems, Inc.(1)	9,196	2,799,262
Gartner, Inc.(1)	13,557	6,311,597
Globant SA(1)	4,771	1,064,744
GoDaddy, Inc., Class A(1)	11,768	1,343,317
Grid Dynamics Holdings, Inc.(1)	7,854	105,950
Hackett Group, Inc.	5,975	147,702
International Business Machines Corp.	64,797	11,989,389
Kyndryl Holdings, Inc.(1)	115,935	2,547,092
MongoDB, Inc.(1)	3,036	1,358,853
Okta, Inc.(1)	4,852	520,620
Perficient, Inc.(1)	2,304	149,461
Snowflake, Inc., Class A(1)	15,772	2,969,552
Squarespace, Inc., Class A(1)	4,092	136,182
Twilio, Inc., Class A(1)	28,353	1,689,555
Unisys Corp.(1)	1,565	8,122
VeriSign, Inc.(1)	5,252	1,025,663
		72,467,167
Leisure Products — 0.2%
Acushnet Holdings Corp.	7,733	498,160
AMMO, Inc.(1)	9,052	21,544
60

Avantis U.S. Equity ETF
	Shares	Value
Brunswick Corp.	34,053	$2,976,232
Clarus Corp.	2,005	11,549
Funko, Inc., Class A(1)	10,642	74,920
Hasbro, Inc.	11,141	560,281
JAKKS Pacific, Inc.(1)	5,528	194,088
Johnson Outdoors, Inc., Class A	538	24,726
Malibu Boats, Inc., Class A(1)	10,068	439,367
Marine Products Corp.	1,008	11,552
MasterCraft Boat Holdings, Inc.(1)	9,719	213,138
Mattel, Inc.(1)	60,786	1,197,484
Peloton Interactive, Inc., Class A(1)	8,833	39,925
Polaris, Inc.	27,327	2,533,486
Smith & Wesson Brands, Inc.	18,892	259,387
Sturm Ruger & Co., Inc.	8,603	372,682
Topgolf Callaway Brands Corp.(1)	24,153	343,939
Vista Outdoor, Inc.(1)	32,974	1,028,789
YETI Holdings, Inc.(1)	54,056	2,218,458
		13,019,707
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	8,003	373,260
AbCellera Biologics, Inc.(1)(2)	64,811	327,295
Adaptive Biotechnologies Corp.(1)	17,533	72,061
Agilent Technologies, Inc.	26,375	3,622,870
Avantor, Inc.(1)	20,733	510,861
Azenta, Inc.(1)	23,534	1,533,240
Bio-Rad Laboratories, Inc., Class A(1)	3,361	1,095,283
Bio-Techne Corp.	12,151	893,949
Bruker Corp.	19,700	1,704,838
Charles River Laboratories International, Inc.(1)	3,969	1,008,880
Codexis, Inc.(1)	1,783	8,291
CryoPort, Inc.(1)	6,994	123,584
Cytek Biosciences, Inc.(1)	9,967	76,746
Danaher Corp.	38,949	9,859,550
Illumina, Inc.(1)	17,243	2,411,089
Inotiv, Inc.(1)(2)	2,334	17,388
IQVIA Holdings, Inc.(1)	13,879	3,430,334
Lifecore Biomedical, Inc.(1)	6,369	53,181
Maravai LifeSciences Holdings, Inc., Class A(1)	29,120	225,098
MaxCyte, Inc.(1)	13,261	61,001
Medpace Holdings, Inc.(1)	5,304	2,108,446
Mesa Laboratories, Inc.	350	38,216
Mettler-Toledo International, Inc.(1)	3,138	3,913,776
OmniAb, Inc.(1)	9,108	53,191
OmniAb, Inc.(1)	1,555	5,112
OmniAb, Inc.(1)	1,555	4,808
Quanterix Corp.(1)	7,397	177,232
Repligen Corp.(1)	4,814	933,868
Revvity, Inc.	7,443	815,678
Seer, Inc.(1)	6,973	12,691
Sotera Health Co.(1)	14,731	221,112
Standard BioTools, Inc.(1)	22,912	51,552
61

Avantis U.S. Equity ETF
	Shares	Value
Thermo Fisher Scientific, Inc.	15,682	$8,941,563
Waters Corp.(1)	11,001	3,711,957
West Pharmaceutical Services, Inc.	11,697	4,191,737
		52,589,738
Machinery — 2.7%
3D Systems Corp.(1)	11,227	46,480
AGCO Corp.	30,098	3,301,751
Alamo Group, Inc.	1,996	403,771
Albany International Corp., Class A	8,578	805,217
Allison Transmission Holdings, Inc.	14,814	1,115,939
Astec Industries, Inc.	5,277	214,246
Barnes Group, Inc.	3,653	127,636
Blue Bird Corp.(1)	20,114	680,658
Caterpillar, Inc.	102,683	34,292,015
Chart Industries, Inc.(1)	3,102	443,152
Commercial Vehicle Group, Inc.(1)	12,092	79,082
Crane Co.	8,077	981,840
Cummins, Inc.	31,821	8,547,439
Deere & Co.	56,448	20,606,342
Donaldson Co., Inc.	51,003	3,652,835
Douglas Dynamics, Inc.	2,304	57,830
Dover Corp.	8,271	1,367,858
Enerpac Tool Group Corp.	12,620	425,420
Enpro, Inc.	4,877	759,934
Esab Corp.	2,660	263,659
ESCO Technologies, Inc.	4,564	465,026
Flowserve Corp.	17,164	726,380
Fortive Corp.	16,936	1,441,762
Franklin Electric Co., Inc.	9,654	1,003,630
Gates Industrial Corp. PLC(1)	28,536	420,050
Gorman-Rupp Co.	3,247	121,210
Graco, Inc.	37,242	3,398,705
Graham Corp.(1)	3,352	79,409
Greenbrier Cos., Inc.	15,635	809,111
Hillenbrand, Inc.	8,238	391,717
Hillman Solutions Corp.(1)	32,783	319,306
Hyster-Yale Materials Handling, Inc.	3,525	207,552
IDEX Corp.	5,286	1,246,967
Illinois Tool Works, Inc.	33,720	8,839,698
Ingersoll Rand, Inc.	36,729	3,354,459
ITT, Inc.	23,211	2,927,835
John Bean Technologies Corp.	3,775	383,087
Kadant, Inc.	2,654	895,194
Kennametal, Inc.	29,261	738,548
L B Foster Co., Class A(1)	3,137	74,441
Lincoln Electric Holdings, Inc.	18,806	4,825,620
Lindsay Corp.	5,265	628,167
Manitowoc Co., Inc.(1)	8,155	113,681
Mayville Engineering Co., Inc.(1)	2,607	31,910
Middleby Corp.(1)	5,037	766,430
Miller Industries, Inc.	1,764	79,398
62

Avantis U.S. Equity ETF
	Shares	Value
Mueller Industries, Inc.	64,240	$3,300,651
Mueller Water Products, Inc., Class A	48,224	749,883
NN, Inc.(1)	3,386	15,846
Nordson Corp.	3,864	1,026,472
Omega Flex, Inc.	433	30,158
Oshkosh Corp.	12,953	1,435,970
Otis Worldwide Corp.	27,957	2,664,302
PACCAR, Inc.	154,301	17,110,438
Parker-Hannifin Corp.	11,806	6,321,523
Park-Ohio Holdings Corp.	1,369	36,771
Pentair PLC	7,175	558,143
Proto Labs, Inc.(1)	5,832	212,460
RBC Bearings, Inc.(1)	3,167	864,053
REV Group, Inc.	11,600	239,424
Shyft Group, Inc.	7,730	79,696
Snap-on, Inc.	14,921	4,113,123
SPX Technologies, Inc.(1)	4,490	526,183
Standex International Corp.	2,695	466,235
Stanley Black & Decker, Inc.	9,028	806,110
Stratasys Ltd.(1)	556	6,867
Symbotic, Inc.(1)(2)	1,225	48,265
Tennant Co.	9,544	1,080,285
Terex Corp.	35,026	2,008,741
Timken Co.	23,963	2,012,652
Titan International, Inc.(1)	33,568	428,328
Toro Co.	16,818	1,552,470
Trinity Industries, Inc.	35,278	895,356
Wabash National Corp.	28,157	768,123
Watts Water Technologies, Inc., Class A	6,490	1,323,635
Westinghouse Air Brake Technologies Corp.	13,177	1,861,778
Xylem, Inc.	18,363	2,333,019
		167,339,357
Marine Transportation — 0.1%
Costamare, Inc.	22,324	253,824
Eagle Bulk Shipping, Inc.	5,192	318,114
Genco Shipping & Trading Ltd.	20,706	422,402
Kirby Corp.(1)	16,919	1,484,135
Matson, Inc.	24,036	2,669,198
Pangaea Logistics Solutions Ltd.	12,909	108,177
Safe Bulkers, Inc.(2)	36,512	169,416
		5,425,266
Media — 0.8%
Advantage Solutions, Inc.(1)	21,779	82,978
Altice USA, Inc., Class A(1)	20,711	61,512
AMC Networks, Inc., Class A(1)	22,917	296,546
Boston Omaha Corp., Class A(1)	3,267	53,611
Cable One, Inc.	2,283	1,041,048
Charter Communications, Inc., Class A(1)	9,257	2,720,910
Comcast Corp., Class A	666,823	28,573,366
Cumulus Media, Inc., Class A(1)	4,685	17,522
Daily Journal Corp.(1)	69	23,360
63

Avantis U.S. Equity ETF
	Shares	Value
EchoStar Corp., Class A(1)	27,345	$358,493
Emerald Holding, Inc.(1)	284	1,522
Entravision Communications Corp., Class A	25,921	99,796
EW Scripps Co., Class A(1)	572	2,305
Fox Corp., Class A	104,297	3,107,008
Fox Corp., Class B	51,070	1,398,297
Gambling.com Group Ltd.(1)	3,902	35,742
Gannett Co., Inc.(1)	2,392	5,095
Gray Television, Inc.	21,858	127,651
iHeartMedia, Inc., Class A(1)	8,717	24,146
Interpublic Group of Cos., Inc.	18,935	594,559
John Wiley & Sons, Inc., Class A	1,862	62,098
Liberty Broadband Corp., Class A(1)	1,489	89,563
Liberty Broadband Corp., Class C(1)	21,518	1,294,953
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,119	61,748
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	6,592	191,036
Magnite, Inc.(1)	9,457	113,673
New York Times Co., Class A	37,254	1,649,607
News Corp., Class A	73,609	1,978,610
News Corp., Class B	18,329	513,029
Nexstar Media Group, Inc., Class A	5,081	844,310
Omnicom Group, Inc.	12,092	1,068,812
Paramount Global, Class B	79,260	875,030
PubMatic, Inc., Class A(1)	12,783	267,676
Scholastic Corp.	9,903	390,574
Sinclair, Inc.	3,662	54,381
Sirius XM Holdings, Inc.(2)	25,864	114,319
TechTarget, Inc.(1)	1,823	57,807
Thryv Holdings, Inc.(1)	2,255	47,220
Trade Desk, Inc., Class A(1)	25,057	2,140,619
WideOpenWest, Inc.(1)	17,716	70,864
		50,511,396
Metals and Mining — 1.3%
Alcoa Corp.	59,235	1,611,784
Alpha Metallurgical Resources, Inc.	8,338	3,145,511
Arch Resources, Inc.	13,735	2,270,258
ATI, Inc.(1)	55,907	2,749,506
Carpenter Technology Corp.	11,859	766,684
Century Aluminum Co.(1)	24,154	252,892
Cleveland-Cliffs, Inc.(1)	247,323	5,144,318
Coeur Mining, Inc.(1)	91,724	237,565
Commercial Metals Co.	63,276	3,416,904
Compass Minerals International, Inc.	17,922	408,622
Fortitude Gold Corp.	744	3,303
Freeport-McMoRan, Inc.	310,312	11,732,897
Gatos Silver, Inc.(1)	13,616	80,062
Haynes International, Inc.	2,802	166,523
Hecla Mining Co.	137,775	487,724
Kaiser Aluminum Corp.	5,268	382,035
Materion Corp.	8,276	1,111,632
McEwen Mining, Inc.(1)	4,167	25,585
64

Avantis U.S. Equity ETF
	Shares	Value
Metallus, Inc.(1)	19,743	$429,410
MP Materials Corp.(1)	26,671	405,666
Newmont Corp.	167,180	5,224,375
Nucor Corp.	81,905	15,750,332
Olympic Steel, Inc.	7,051	479,609
Radius Recycling, Inc., Class A	11,543	228,090
Ramaco Resources, Inc., Class A	16,143	283,794
Ramaco Resources, Inc., Class B	1,686	20,232
Reliance, Inc.	22,623	7,266,960
Royal Gold, Inc.	15,979	1,639,925
Ryerson Holding Corp.	15,735	496,911
Steel Dynamics, Inc.	69,513	9,302,230
SunCoke Energy, Inc.	60,880	652,025
Tredegar Corp.	6,485	28,210
U.S. Steel Corp.	102,075	4,832,231
Warrior Met Coal, Inc.	39,921	2,274,299
Worthington Steel, Inc.(1)	10,691	338,477
		83,646,581
Multi-Utilities — 0.6%
Ameren Corp.	46,939	3,341,587
Avista Corp.	15,768	523,498
Black Hills Corp.	9,691	504,223
CenterPoint Energy, Inc.	111,633	3,069,907
CMS Energy Corp.	41,996	2,409,310
Consolidated Edison, Inc.	59,317	5,173,036
Dominion Energy, Inc.	75,369	3,604,899
DTE Energy Co.	25,211	2,731,612
NiSource, Inc.	94,750	2,469,185
Northwestern Energy Group, Inc.	11,590	555,393
Public Service Enterprise Group, Inc.	97,327	6,073,205
Sempra	68,809	4,857,915
Unitil Corp.	5,025	256,074
WEC Energy Group, Inc.	26,553	2,084,145
		37,653,989
Oil, Gas and Consumable Fuels — 7.0%
Aemetis, Inc.(1)	1,036	3,761
Amplify Energy Corp.(1)	1,985	11,989
Antero Midstream Corp.	143,751	1,926,263
Antero Resources Corp.(1)	141,190	3,628,583
APA Corp.	144,465	4,303,612
Ardmore Shipping Corp.	21,653	351,428
Battalion Oil Corp.(1)	293	1,755
Berry Corp.	38,867	274,012
California Resources Corp.	42,620	2,223,485
Callon Petroleum Co.(1)	36,303	1,131,202
Centrus Energy Corp., Class A(1)	438	17,866
Cheniere Energy, Inc.	86,828	13,475,706
Chesapeake Energy Corp.	62,182	5,147,426
Chevron Corp.	256,418	38,978,100
Chord Energy Corp.	21,129	3,432,406
Civitas Resources, Inc.	48,173	3,308,522
65

Avantis U.S. Equity ETF
	Shares	Value
Clean Energy Fuels Corp.(1)	27,485	$81,081
CNX Resources Corp.(1)	98,814	2,070,153
Comstock Resources, Inc.(2)	56,263	481,049
ConocoPhillips	245,444	27,622,268
CONSOL Energy, Inc.	17,886	1,534,977
Coterra Energy, Inc.	305,472	7,875,068
Crescent Energy Co., Class A	50,587	565,563
CVR Energy, Inc.	18,358	609,118
Delek U.S. Holdings, Inc.	34,530	880,860
Devon Energy Corp.	215,726	9,504,888
DHT Holdings, Inc.	62,445	675,655
Diamondback Energy, Inc.	69,994	12,775,305
Dorian LPG Ltd.	27,380	989,787
DT Midstream, Inc.	28,765	1,657,727
EnLink Midstream LLC(1)	128,858	1,588,819
EOG Resources, Inc.	152,101	17,409,480
EQT Corp.	164,424	6,108,352
Equitrans Midstream Corp.	260,917	2,789,203
Evolution Petroleum Corp.	18,835	110,373
Excelerate Energy, Inc., Class A	1,927	30,254
Exxon Mobil Corp.	555,294	58,039,329
FutureFuel Corp.	9,758	57,865
Gran Tierra Energy, Inc.(1)	22,668	121,274
Granite Ridge Resources, Inc.	36,913	227,015
Green Plains, Inc.(1)	15,801	336,561
Gulfport Energy Corp.(1)	9,426	1,338,398
Hallador Energy Co.(1)	16,786	127,574
Hess Corp.	88,184	12,852,818
Hess Midstream LP, Class A	27,639	942,214
HF Sinclair Corp.	76,827	4,263,899
HighPeak Energy, Inc.(2)	6,385	105,799
International Seaways, Inc.	32,494	1,719,907
Kimbell Royalty Partners LP	35,621	558,894
Kinder Morgan, Inc.	280,842	4,883,842
Kinetik Holdings, Inc.(2)	479	16,918
Kosmos Energy Ltd.(1)	282,260	1,733,076
Magnolia Oil & Gas Corp., Class A	104,604	2,372,419
Marathon Oil Corp.	275,472	6,680,196
Marathon Petroleum Corp.	124,861	21,130,227
Matador Resources Co.	62,866	3,969,988
Murphy Oil Corp.	81,529	3,234,255
NACCO Industries, Inc., Class A	767	25,487
New Fortress Energy, Inc.(2)	40,755	1,432,538
Nordic American Tankers Ltd.	97,374	396,312
Northern Oil & Gas, Inc.	56,120	2,005,168
Occidental Petroleum Corp.	186,716	11,316,857
ONEOK, Inc.	140,584	10,560,670
Overseas Shipholding Group, Inc., Class A	36,630	222,710
Ovintiv, Inc.	133,422	6,592,381
Par Pacific Holdings, Inc.(1)	40,932	1,478,464
PBF Energy, Inc., Class A	62,888	2,936,870
66

Avantis U.S. Equity ETF
	Shares	Value
Peabody Energy Corp.	77,155	$1,911,129
Permian Resources Corp.	217,457	3,383,631
Phillips 66	118,678	16,912,802
PHX Minerals, Inc.	28	86
Pioneer Natural Resources Co.	57,281	13,471,918
Plains GP Holdings LP, Class A(1)	79,780	1,372,216
Range Resources Corp.	127,359	4,027,092
REX American Resources Corp.(1)	6,122	269,246
Riley Exploration Permian, Inc.	3,262	77,146
Ring Energy, Inc.(1)(2)	38,365	54,862
SandRidge Energy, Inc.	16,136	210,413
Scorpio Tankers, Inc.	25,675	1,723,563
SFL Corp. Ltd.	72,161	964,071
SilverBow Resources, Inc.(1)	14,034	398,425
Sitio Royalties Corp., Class A	20,607	470,252
SM Energy Co.	73,217	3,204,708
Southwestern Energy Co.(1)	617,091	4,301,124
Talos Energy, Inc.(1)	73,824	973,739
Targa Resources Corp.	95,262	9,358,539
Teekay Corp.(1)	35,862	271,475
Teekay Tankers Ltd., Class A	17,804	976,015
Texas Pacific Land Corp.	2,551	4,018,896
Uranium Energy Corp.(1)	97,790	633,679
VAALCO Energy, Inc.	66,594	297,009
Valero Energy Corp.	112,843	15,962,771
Viper Energy, Inc.	15,708	567,687
Vital Energy, Inc.(1)	18,088	910,369
Vitesse Energy, Inc.	11,665	265,145
W&T Offshore, Inc.	54,584	164,844
Williams Cos., Inc.	359,338	12,914,608
World Kinect Corp.	31,003	755,233
		436,078,714
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	10,239	402,291
Louisiana-Pacific Corp.	31,563	2,334,715
Mercer International, Inc.	17,446	160,154
Sylvamo Corp.	20,532	1,240,338
		4,137,498
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	71,064	2,657,083
Allegiant Travel Co.	8,523	620,304
American Airlines Group, Inc.(1)	43,150	676,592
Blade Air Mobility, Inc.(1)	4,847	15,414
Delta Air Lines, Inc.	96,941	4,097,696
Frontier Group Holdings, Inc.(1)	8,571	59,483
Hawaiian Holdings, Inc.(1)	12,438	175,500
JetBlue Airways Corp.(1)	155,035	1,004,627
Joby Aviation, Inc.(1)(2)	40,549	227,885
SkyWest, Inc.(1)	21,524	1,382,271
Southwest Airlines Co.	192,309	6,590,430
Spirit Airlines, Inc.(2)	26,529	171,112
67

Avantis U.S. Equity ETF
	Shares	Value
Sun Country Airlines Holdings, Inc.(1)	17,365	$260,475
United Airlines Holdings, Inc.(1)	137,921	6,274,026
		24,212,898
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	10,246	583,510
Coty, Inc., Class A(1)	11,107	139,504
Edgewell Personal Care Co.	10,382	396,489
elf Beauty, Inc.(1)	6,553	1,366,497
Estee Lauder Cos., Inc., Class A	18,968	2,818,265
Herbalife Ltd.(1)	7,525	66,446
Inter Parfums, Inc.	3,302	484,469
Kenvue, Inc.	239,372	4,548,068
Medifast, Inc.	4,578	183,532
Nature's Sunshine Products, Inc.(1)	5,502	97,661
Nu Skin Enterprises, Inc., Class A	16,131	201,637
Olaplex Holdings, Inc.(1)	16,679	31,023
USANA Health Sciences, Inc.(1)	5,475	264,223
		11,181,324
Pharmaceuticals — 2.9%
Amneal Pharmaceuticals, Inc.(1)	27,406	151,281
Amphastar Pharmaceuticals, Inc.(1)	19,464	906,438
AN2 Therapeutics, Inc.(1)	1,116	3,326
ANI Pharmaceuticals, Inc.(1)	3,237	219,048
Arvinas, Inc.(1)	16,874	775,867
Atea Pharmaceuticals, Inc.(1)	11,053	47,638
Bristol-Myers Squibb Co.	309,931	15,728,998
Cassava Sciences, Inc.(1)	1,325	30,449
Catalent, Inc.(1)	24,620	1,411,711
Collegium Pharmaceutical, Inc.(1)	22,284	818,046
Corcept Therapeutics, Inc.(1)	38,593	906,935
Edgewise Therapeutics, Inc.(1)	13,764	224,766
Elanco Animal Health, Inc.(1)	83,720	1,330,311
Eli Lilly & Co.	76,651	57,770,326
Fulcrum Therapeutics, Inc.(1)	10,997	112,279
Harmony Biosciences Holdings, Inc.(1)	13,935	447,313
Innoviva, Inc.(1)	27,356	418,000
Intra-Cellular Therapies, Inc.(1)	7,792	541,700
Jazz Pharmaceuticals PLC(1)	27,857	3,312,197
Johnson & Johnson	232,867	37,580,076
Ligand Pharmaceuticals, Inc.(1)	4,901	388,894
Longboard Pharmaceuticals, Inc.(1)	2,230	49,461
Merck & Co., Inc.	180,846	22,994,569
Oramed Pharmaceuticals, Inc.(1)	4,152	13,660
Organon & Co.	15,076	262,473
Pacira BioSciences, Inc.(1)	6,624	196,865
Perrigo Co. PLC	18,933	497,181
Pfizer, Inc.	640,375	17,008,360
Phibro Animal Health Corp., Class A	1,151	14,882
Pliant Therapeutics, Inc.(1)	2,983	47,340
Prestige Consumer Healthcare, Inc.(1)	12,516	870,863
ProPhase Labs, Inc.(1)(2)	3,387	15,140
68

Avantis U.S. Equity ETF
	Shares	Value
Royalty Pharma PLC, Class A	37,899	$1,149,856
SIGA Technologies, Inc.	19,145	99,745
Supernus Pharmaceuticals, Inc.(1)	12,865	382,091
Tarsus Pharmaceuticals, Inc.(1)	2,445	93,448
Terns Pharmaceuticals, Inc.(1)	5,865	42,932
Theravance Biopharma, Inc.(1)	13,204	125,042
Viatris, Inc.	443,226	5,482,706
WaVe Life Sciences Ltd.(1)	1,879	9,038
Zevra Therapeutics, Inc.(1)	1,927	12,988
Zoetis, Inc.	56,547	11,214,967
		183,709,206
Professional Services — 1.0%
Alight, Inc., Class A(1)	6,180	55,682
ASGN, Inc.(1)	2,651	263,297
Asure Software, Inc.(1)	1,405	13,095
Automatic Data Processing, Inc.	55,786	14,009,538
Barrett Business Services, Inc.	3,927	479,055
Booz Allen Hamilton Holding Corp.	19,634	2,900,138
Broadridge Financial Solutions, Inc., ADR	15,647	3,185,416
CACI International, Inc., Class A(1)	770	288,635
CBIZ, Inc.(1)	15,964	1,205,761
Clarivate PLC(1)	100,541	721,884
Concentrix Corp.	5,361	388,404
Conduent, Inc.(1)	4,885	16,804
CRA International, Inc.	1,804	239,102
CSG Systems International, Inc.	10,246	559,022
Dayforce, Inc.(1)	4,668	325,640
Dun & Bradstreet Holdings, Inc.	7,725	81,422
Equifax, Inc.	5,650	1,545,784
ExlService Holdings, Inc.(1)	22,716	706,922
Exponent, Inc.	9,523	770,315
First Advantage Corp.	7,526	117,857
Franklin Covey Co.(1)	5,473	208,959
FTI Consulting, Inc.(1)	2,574	532,509
Genpact Ltd.	11,273	383,282
Heidrick & Struggles International, Inc.	8,709	296,106
Huron Consulting Group, Inc.(1)	1,092	107,158
IBEX Holdings Ltd.(1)	4,339	69,250
ICF International, Inc.	651	100,807
Insperity, Inc.	12,379	1,260,058
Jacobs Solutions, Inc.	4,781	701,134
KBR, Inc.	15,859	952,016
Kelly Services, Inc., Class A	9,492	232,839
Kforce, Inc.	11,135	775,441
Korn Ferry	23,199	1,476,848
Legalzoom.com, Inc.(1)	18,737	232,339
Leidos Holdings, Inc.	6,065	775,471
ManpowerGroup, Inc.	14,951	1,078,864
Maximus, Inc.	6,634	555,000
Parsons Corp.(1)	3,085	248,682
Paychex, Inc.	69,695	8,546,001
69

Avantis U.S. Equity ETF
	Shares	Value
Paycom Software, Inc.	9,999	$1,823,718
Paylocity Holding Corp.(1)	4,946	833,945
Planet Labs PBC(1)(2)	46,496	101,826
RCM Technologies, Inc.(1)	565	15,594
Resources Connection, Inc.	11,003	152,172
Robert Half, Inc.	49,862	4,008,905
Science Applications International Corp.	3,785	529,749
SS&C Technologies Holdings, Inc.	7,557	481,834
TaskUS, Inc., Class A(1)	3,651	48,668
TransUnion	6,466	501,956
TriNet Group, Inc.(1)	15,883	2,033,183
TrueBlue, Inc.(1)	16,393	192,618
TTEC Holdings, Inc.	2,050	35,773
Verisk Analytics, Inc.	25,286	6,116,683
Verra Mobility Corp.(1)	24,962	539,678
		63,822,839
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	32,061	2,946,085
Compass, Inc., Class A(1)	9,961	39,346
CoStar Group, Inc.(1)	37,400	3,254,922
Cushman & Wakefield PLC(1)	16,629	166,124
DigitalBridge Group, Inc.	12,711	233,501
Douglas Elliman, Inc.	25,791	47,455
Five Point Holdings LLC, Class A(1)	2,053	6,713
Forestar Group, Inc.(1)	7,855	264,871
FRP Holdings, Inc.(1)	435	26,187
Howard Hughes Holdings, Inc.(1)	8,765	669,646
Jones Lang LaSalle, Inc.(1)	11,229	2,136,205
Kennedy-Wilson Holdings, Inc.	43,789	384,467
Marcus & Millichap, Inc.	10,100	370,569
Newmark Group, Inc., Class A	44,611	481,353
Opendoor Technologies, Inc.(1)	251,336	774,115
RE/MAX Holdings, Inc., Class A	7,483	63,830
Redfin Corp.(1)	18,892	134,228
RMR Group, Inc., Class A	4,262	104,291
Seritage Growth Properties, Class A(1)	3,909	36,862
Tejon Ranch Co.(1)	2,786	46,331
Zillow Group, Inc., Class A(1)	13,478	728,621
Zillow Group, Inc., Class C(1)	62,244	3,495,000
		16,410,722
Semiconductors and Semiconductor Equipment — 6.9%
ACM Research, Inc., Class A(1)	15,283	472,550
Advanced Micro Devices, Inc.(1)	118,623	22,838,486
Allegro MicroSystems, Inc.(1)	12,492	393,373
Alpha & Omega Semiconductor Ltd.(1)	7,716	168,980
Amkor Technology, Inc.	55,882	1,733,460
Analog Devices, Inc.	40,873	7,840,259
Applied Materials, Inc.	165,687	33,405,813
Axcelis Technologies, Inc.(1)	13,035	1,468,653
AXT, Inc.(1)	4,383	18,803
Broadcom, Inc.	34,141	44,400,029
70

Avantis U.S. Equity ETF
	Shares	Value
CEVA, Inc.(1)	2,132	$48,269
Cirrus Logic, Inc.(1)	16,634	1,527,334
Cohu, Inc.(1)	14,126	453,868
Diodes, Inc.(1)	21,039	1,430,231
Enphase Energy, Inc.(1)	24,428	3,102,600
Entegris, Inc.	14,340	1,926,722
First Solar, Inc.(1)	21,606	3,324,947
FormFactor, Inc.(1)	18,599	800,315
GLOBALFOUNDRIES, Inc.(1)(2)	19,179	1,048,516
Ichor Holdings Ltd.(1)	3,511	150,271
Intel Corp.	453,362	19,517,234
KLA Corp.	23,768	16,216,906
Kulicke & Soffa Industries, Inc.	26,133	1,244,454
Lam Research Corp.	31,343	29,407,570
Lattice Semiconductor Corp.(1)	13,845	1,060,665
MACOM Technology Solutions Holdings, Inc.(1)	4,638	409,675
Magnachip Semiconductor Corp.(1)	5,631	32,097
Marvell Technology, Inc.	54,850	3,930,551
MaxLinear, Inc.(1)	28,010	544,514
Microchip Technology, Inc.	60,220	5,066,911
Micron Technology, Inc.	178,277	16,153,679
MKS Instruments, Inc.	5,826	715,200
Monolithic Power Systems, Inc.	4,452	3,205,618
NVE Corp.	2,001	167,264
NVIDIA Corp.	153,242	121,232,811
NXP Semiconductors NV	26,457	6,607,107
ON Semiconductor Corp.(1)	125,883	9,934,686
Onto Innovation, Inc.(1)	9,885	1,820,422
Photronics, Inc.(1)	39,856	1,147,454
Power Integrations, Inc.	715	51,094
Qorvo, Inc.(1)	19,841	2,272,787
QUALCOMM, Inc.	167,101	26,366,867
Rambus, Inc.(1)	16,777	993,870
Silicon Laboratories, Inc.(1)	1,566	215,388
SiTime Corp.(1)	2,232	206,460
Skyworks Solutions, Inc.	46,211	4,848,458
SMART Global Holdings, Inc.(1)	30,723	653,478
SolarEdge Technologies, Inc.(1)	4,298	288,697
Synaptics, Inc.(1)	15,494	1,550,949
Teradyne, Inc.	35,638	3,691,740
Texas Instruments, Inc.	135,268	22,634,394
Ultra Clean Holdings, Inc.(1)	15,695	678,024
Universal Display Corp.	7,909	1,379,488
Wolfspeed, Inc.(1)	185	4,814
		430,804,805
Software — 6.8%
A10 Networks, Inc.	19,598	260,849
ACI Worldwide, Inc.(1)	13,320	438,361
Adeia, Inc.	30,678	347,889
Adobe, Inc.(1)	32,678	18,308,830
Agilysys, Inc.(1)	875	68,075
71

Avantis U.S. Equity ETF
	Shares	Value
Alarm.com Holdings, Inc.(1)	4,131	$312,675
Altair Engineering, Inc., Class A(1)	1,161	98,778
American Software, Inc., Class A	3,664	41,110
Amplitude, Inc., Class A(1)	893	10,591
ANSYS, Inc.(1)	4,359	1,456,647
Appfolio, Inc., Class A(1)	84	20,336
AppLovin Corp., Class A(1)	19,800	1,182,456
Aspen Technology, Inc.(1)	4,877	945,602
Atlassian Corp., Class A(1)	6,096	1,264,432
Aurora Innovation, Inc.(1)	150,219	381,556
Autodesk, Inc.(1)	28,149	7,267,227
Bentley Systems, Inc., Class B	21,132	1,085,551
Bill Holdings, Inc.(1)	9,712	615,061
Bit Digital, Inc.(1)	34,231	89,001
Blackbaud, Inc.(1)	4,936	341,473
BlackLine, Inc.(1)	5,558	315,305
Box, Inc., Class A(1)	10,536	271,723
Braze, Inc., Class A(1)	450	25,605
C3.ai, Inc., Class A(1)(2)	17,707	654,628
Cadence Design Systems, Inc.(1)	28,169	8,574,080
CCC Intelligent Solutions Holdings, Inc.(1)	4,399	51,512
Cleanspark, Inc.(1)(2)	107,128	1,791,180
Clear Secure, Inc., Class A	26,592	511,896
CommVault Systems, Inc.(1)	11,415	1,092,530
Confluent, Inc., Class A(1)	8,162	276,447
Consensus Cloud Solutions, Inc.(1)	1,369	21,795
CoreCard Corp.(1)(2)	2,108	26,898
Crowdstrike Holdings, Inc., Class A(1)	17,933	5,812,982
Datadog, Inc., Class A(1)	13,317	1,750,653
DocuSign, Inc.(1)	20,376	1,085,430
Dolby Laboratories, Inc., Class A	10,568	856,008
Domo, Inc., Class B(1)	393	4,523
DoubleVerify Holdings, Inc.(1)	5,818	179,718
Dropbox, Inc., Class A(1)	20,480	490,496
Dynatrace, Inc.(1)	10,907	540,442
Elastic NV(1)	1,872	250,492
Envestnet, Inc.(1)	1,886	97,186
Fair Isaac Corp.(1)	2,035	2,584,267
Five9, Inc.(1)	987	60,207
Fortinet, Inc.(1)	110,044	7,605,141
Freshworks, Inc., Class A(1)	23,088	471,919
Gen Digital, Inc.	38,937	836,756
Gitlab, Inc., Class A(1)	5,880	424,066
Guidewire Software, Inc.(1)	7,628	910,326
HashiCorp, Inc., Class A(1)	5,610	146,253
HubSpot, Inc.(1)	2,403	1,487,000
InterDigital, Inc.	17,172	1,837,747
Intuit, Inc.	13,986	9,271,180
JFrog Ltd.(1)	424	18,991
LiveRamp Holdings, Inc.(1)	12,282	429,624
Manhattan Associates, Inc.(1)	15,766	3,994,001
72

Avantis U.S. Equity ETF
	Shares	Value
Marathon Digital Holdings, Inc.(1)	18,667	$483,475
Matterport, Inc.(1)	48,928	103,727
Microsoft Corp.	614,066	254,002,260
MicroStrategy, Inc., Class A(1)	1,147	1,173,198
Mitek Systems, Inc.(1)	2,761	32,055
NCR Voyix Corp.(1)	19,632	286,824
Nutanix, Inc., Class A(1)	21,725	1,372,151
Olo, Inc., Class A(1)	10,962	63,799
Oracle Corp.	115,458	12,894,349
Palantir Technologies, Inc., Class A(1)	151,703	3,804,711
Palo Alto Networks, Inc.(1)	40,735	12,650,254
Pegasystems, Inc.	1,510	98,210
Procore Technologies, Inc.(1)	4,011	312,978
Progress Software Corp.	6,197	330,672
PROS Holdings, Inc.(1)	3,295	117,796
PTC, Inc.(1)	8,008	1,465,544
Qualys, Inc.(1)	17,544	3,015,112
Rapid7, Inc.(1)	6,193	362,786
Rimini Street, Inc.(1)	2,500	8,075
RingCentral, Inc., Class A(1)	6,283	209,978
Riot Platforms, Inc.(1)	45,382	640,794
Roper Technologies, Inc.	4,327	2,357,047
Salesforce, Inc.(1)	45,467	14,041,119
Samsara, Inc., Class A(1)	6,227	215,143
SentinelOne, Inc., Class A(1)	27,982	788,253
ServiceNow, Inc.(1)	13,789	10,636,007
Smartsheet, Inc., Class A(1)	6,540	276,053
Splunk, Inc.(1)	9,004	1,406,605
SPS Commerce, Inc.(1)	3,995	739,714
Synopsys, Inc.(1)	9,673	5,549,690
Telos Corp.(1)	2,835	10,405
Teradata Corp.(1)	7,694	289,448
Tyler Technologies, Inc.(1)	1,509	659,644
UiPath, Inc., Class A(1)	47,909	1,137,839
Unity Software, Inc.(1)	6,544	191,870
Varonis Systems, Inc.(1)	3,623	184,048
Verint Systems, Inc.(1)	1,461	46,182
Vertex, Inc., Class A(1)	2,086	70,048
Workday, Inc., Class A(1)	10,253	3,021,149
Workiva, Inc.(1)	1,906	164,145
Xperi, Inc.(1)	15,018	164,597
Zoom Video Communications, Inc., Class A(1)	29,142	2,061,214
Zscaler, Inc.(1)	4,455	1,077,976
		427,812,451
Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A(1)	18,161	189,238
Aaron's Co., Inc.	15,757	122,117
Abercrombie & Fitch Co., Class A(1)	38,032	4,858,968
Academy Sports & Outdoors, Inc.	39,308	2,937,094
Advance Auto Parts, Inc.	22,522	1,521,136
American Eagle Outfitters, Inc.	109,667	2,604,591
73

Avantis U.S. Equity ETF
	Shares	Value
America's Car-Mart, Inc.(1)	1,072	$72,188
Arhaus, Inc.(1)	23,768	314,213
Arko Corp.	33,190	216,731
Asbury Automotive Group, Inc.(1)	7,189	1,501,279
AutoNation, Inc.(1)	17,387	2,604,573
AutoZone, Inc.(1)	1,197	3,598,206
Bath & Body Works, Inc.	16,510	754,507
Best Buy Co., Inc.	78,882	6,379,976
Big 5 Sporting Goods Corp.	3,884	18,643
Boot Barn Holdings, Inc.(1)	11,320	1,047,100
Buckle, Inc.	22,736	930,812
Build-A-Bear Workshop, Inc.	6,177	147,877
Burlington Stores, Inc.(1)	27,562	5,652,966
Caleres, Inc.	24,694	953,435
Camping World Holdings, Inc., Class A	5,654	150,905
CarMax, Inc.(1)	67,799	5,356,121
CarParts.com, Inc.(1)	3,855	9,830
Carvana Co.(1)	6,682	507,364
Cato Corp., Class A	1,679	11,098
Chewy, Inc., Class A(1)	17,016	300,162
Children's Place, Inc.(1)	4,395	84,560
Citi Trends, Inc.(1)	1,443	44,733
Conn's, Inc.(1)	92	370
Container Store Group, Inc.(1)	5,121	7,067
Designer Brands, Inc., Class A	27,383	289,164
Destination XL Group, Inc.(1)	24,514	97,811
Dick's Sporting Goods, Inc.	27,987	4,978,607
EVgo, Inc.(1)	1,349	3,993
Five Below, Inc.(1)	16,125	3,235,965
Floor & Decor Holdings, Inc., Class A(1)	35,813	4,337,671
Foot Locker, Inc.	35,889	1,235,658
GameStop Corp., Class A(1)	1,176	16,782
Gap, Inc.	120,382	2,280,035
Genesco, Inc.(1)	3,646	116,380
GrowGeneration Corp.(1)	8,322	17,809
Guess?, Inc.	19,714	500,341
Haverty Furniture Cos., Inc.	6,902	236,739
Hibbett, Inc.	8,146	667,565
Home Depot, Inc.	102,204	38,899,864
Lands' End, Inc.(1)	1,627	15,831
Leslie's, Inc.(1)	10,998	86,884
Lithia Motors, Inc.	7,945	2,376,032
LL Flooring Holdings, Inc.(1)	2,757	5,900
Lowe's Cos., Inc.	30,501	7,340,676
MarineMax, Inc.(1)	8,103	269,020
Monro, Inc.	2,169	72,813
Murphy USA, Inc.	10,775	4,493,283
National Vision Holdings, Inc.(1)	6,667	156,008
ODP Corp.(1)	21,704	1,225,842
O'Reilly Automotive, Inc.(1)	3,657	3,976,695
Penske Automotive Group, Inc.	7,019	1,077,417
74

Avantis U.S. Equity ETF
	Shares	Value
Petco Health & Wellness Co., Inc.(1)	1,415	$3,679
PetMed Express, Inc.	2,475	12,524
RH(1)	6,003	1,647,223
Ross Stores, Inc.	104,173	15,517,610
Sally Beauty Holdings, Inc.(1)	16,399	207,119
Shoe Carnival, Inc.	5,281	173,058
Signet Jewelers Ltd.	26,895	2,736,835
Sleep Number Corp.(1)	815	13,464
Sonic Automotive, Inc., Class A	6,073	318,833
Sportsman's Warehouse Holdings, Inc.(1)	8,631	31,158
Stitch Fix, Inc., Class A(1)	5,706	18,430
ThredUp, Inc., Class A(1)	1,340	2,680
Tilly's, Inc., Class A(1)	7,163	55,083
TJX Cos., Inc.	250,347	24,819,402
Tractor Supply Co.	39,330	10,002,406
Ulta Beauty, Inc.(1)	19,584	10,742,999
Upbound Group, Inc.	28,804	972,423
Urban Outfitters, Inc.(1)	35,450	1,472,947
Valvoline, Inc.(1)	39,094	1,666,968
Victoria's Secret & Co.(1)	35,678	1,018,964
Warby Parker, Inc., Class A(1)	8,082	102,722
Wayfair, Inc., Class A(1)	5,587	332,985
Williams-Sonoma, Inc.	34,672	8,166,296
Winmark Corp.	285	108,172
Zumiez, Inc.(1)	5,824	102,619
		201,155,244
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	1,409,377	254,744,893
Dell Technologies, Inc., Class C	16,885	1,598,334
Eastman Kodak Co.(1)	8,541	45,609
Hewlett Packard Enterprise Co.	191,482	2,916,271
HP, Inc.	51,310	1,453,612
Immersion Corp.	11,407	76,997
Intevac, Inc.(1)	1,312	5,064
IonQ, Inc.(1)(2)	30,494	315,918
NetApp, Inc.	35,546	3,167,860
Pure Storage, Inc., Class A(1)	51,921	2,733,641
Seagate Technology Holdings PLC	24,967	2,323,179
Super Micro Computer, Inc.(1)	16,671	14,439,086
Turtle Beach Corp.(1)	3,370	35,992
Western Digital Corp.(1)	30,752	1,828,821
		285,685,277
Textiles, Apparel and Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	53,330	2,460,113
Carter's, Inc.	22,304	1,805,509
Columbia Sportswear Co.	10,148	839,138
Crocs, Inc.(1)	22,656	2,769,696
Deckers Outdoor Corp.(1)	10,841	9,709,091
Ermenegildo Zegna NV(2)	10,840	155,012
G-III Apparel Group Ltd.(1)	32,342	1,076,018
Hanesbrands, Inc.(1)	52,676	284,450
75

Avantis U.S. Equity ETF
	Shares	Value
Kontoor Brands, Inc.	20,351	$1,202,948
Levi Strauss & Co., Class A	27,249	495,114
Lululemon Athletica, Inc.(1)	31,108	14,530,236
Movado Group, Inc.	6,084	174,672
NIKE, Inc., Class B	120,820	12,556,823
Oxford Industries, Inc.	8,686	880,673
PVH Corp.	23,236	3,175,664
Ralph Lauren Corp.	14,447	2,685,986
Rocky Brands, Inc.	1,165	29,067
Skechers USA, Inc., Class A(1)	44,818	2,770,201
Steven Madden Ltd.	41,857	1,792,317
Superior Group of Cos., Inc.	1,039	14,930
Tapestry, Inc.	96,455	4,584,506
Under Armour, Inc., Class A(1)	66,731	597,910
Under Armour, Inc., Class C(1)	68,329	583,530
Unifi, Inc.(1)	1,684	9,902
Vera Bradley, Inc.(1)	1,061	8,276
VF Corp.	39,509	645,577
Wolverine World Wide, Inc.	2,720	27,662
		65,865,021
Trading Companies and Distributors — 1.2%
Air Lease Corp.	60,627	2,431,143
Alta Equipment Group, Inc.	3,301	37,895
Applied Industrial Technologies, Inc.	14,996	2,847,590
Beacon Roofing Supply, Inc.(1)	7,581	651,132
BlueLinx Holdings, Inc.(1)	6,309	800,297
Boise Cascade Co.	26,440	3,593,460
Core & Main, Inc., Class A(1)	23,032	1,099,317
DNOW, Inc.(1)	34,374	486,392
Fastenal Co.	171,536	12,523,843
FTAI Aviation Ltd.	43,019	2,421,540
GATX Corp.	20,226	2,565,466
Global Industrial Co.	6,809	298,575
GMS, Inc.(1)	21,778	1,944,993
H&E Equipment Services, Inc.	20,592	1,163,242
Herc Holdings, Inc.	16,203	2,571,092
Hudson Technologies, Inc.(1)	19,460	285,089
Karat Packaging, Inc.	4,473	132,356
McGrath RentCorp	12,833	1,597,452
MRC Global, Inc.(1)	37,881	436,768
MSC Industrial Direct Co., Inc., Class A	23,903	2,412,769
Rush Enterprises, Inc., Class A	20,430	994,941
Rush Enterprises, Inc., Class B	2,004	101,062
SiteOne Landscape Supply, Inc.(1)	8,166	1,375,808
Textainer Group Holdings Ltd.	18,859	941,064
Titan Machinery, Inc.(1)	9,617	242,637
Transcat, Inc.(1)	450	47,322
United Rentals, Inc.	21,588	14,966,313
Watsco, Inc.	5,818	2,292,990
WESCO International, Inc.	14,284	2,135,315
76

Avantis U.S. Equity ETF
	Shares	Value
WW Grainger, Inc.	14,286	$13,906,850
		77,304,713
Water Utilities — 0.0%
American States Water Co.	4,397	313,990
American Water Works Co., Inc.	11,802	1,399,009
California Water Service Group	720	33,041
Essential Utilities, Inc.	11,093	385,814
Global Water Resources, Inc.	7	91
		2,131,945
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	20,415	166,586
Telephone & Data Systems, Inc.	55,752	853,006
T-Mobile U.S., Inc.	93,336	15,241,769
U.S. Cellular Corp.(1)	3,966	138,374
		16,399,735
TOTAL COMMON STOCKS (Cost $5,180,651,428)		6,248,265,122
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	897
Chinook Therapeutics, Inc.(1)	8,349	83
Icosavax, Inc.(1)	1,560	483
Mirati Therapeutics, Inc.(1)	5,654	3,958
		5,421
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
CinCor Pharma, Inc.(1)	3,906	11,953
Concert Pharmaceuticals, Inc.(1)	2,660	984
Radius Health, Inc.(1)	996	10
Strongbridge Biopharma(1)	1,036	188
		16,588
TOTAL RIGHTS (Cost $28,466)		25,412
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,604,142	3,604,142
State Street Navigator Securities Lending Government Money Market Portfolio(4)	8,070,888	8,070,888
TOTAL SHORT-TERM INVESTMENTS (Cost $11,675,030)		11,675,030
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,192,354,924)		6,259,965,586
OTHER ASSETS AND LIABILITIES — 0.0%		690,561
TOTAL NET ASSETS — 100.0%		$6,260,656,147

77

Avantis U.S. Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,608,420. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,825,547, which includes securities collateral of $1,754,659.

See Notes to Financial Statements.
78

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Large Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.9%
Axon Enterprise, Inc.(1)	161	$49,487
Boeing Co.(1)	1,213	247,112
BWX Technologies, Inc.	1,063	107,182
Curtiss-Wright Corp.	196	46,309
General Dynamics Corp.	414	113,126
HEICO Corp.	85	16,439
HEICO Corp., Class A	152	23,650
Hexcel Corp.	574	42,740
Howmet Aerospace, Inc.	643	42,792
Huntington Ingalls Industries, Inc.	337	98,276
L3Harris Technologies, Inc.	258	54,608
Leonardo DRS, Inc.(1)	530	12,036
Lockheed Martin Corp.	802	343,449
Northrop Grumman Corp.	214	98,658
RTX Corp.	2,518	225,789
Textron, Inc.	1,578	140,552
TransDigm Group, Inc.	139	163,706
Woodward, Inc.	409	57,869
		1,883,780
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	530	39,263
Expeditors International of Washington, Inc.	2,115	252,954
FedEx Corp.	2,025	504,164
GXO Logistics, Inc.(1)	640	33,126
United Parcel Service, Inc., Class B	3,479	515,797
		1,345,304
Automobile Components — 0.3%
Aptiv PLC(1)	2,246	178,534
Autoliv, Inc.	1,364	158,265
BorgWarner, Inc.	2,328	72,471
Gentex Corp.	1,762	64,366
Lear Corp.	798	109,605
		583,241
Automobiles — 1.1%
Ford Motor Co.	35,456	441,073
General Motors Co.	13,386	548,558
Harley-Davidson, Inc.	295	10,700
Lucid Group, Inc.(1)(2)	680	2,244
Rivian Automotive, Inc., Class A(1)	5,032	56,962
Tesla, Inc.(1)	4,980	1,005,363
Thor Industries, Inc.	752	96,391
		2,161,291
Banks — 4.3%
Bank of America Corp.	26,620	918,922
Bank OZK	1,653	72,401
BOK Financial Corp.	204	17,342
Cadence Bank	3,145	87,054
Citigroup, Inc.	7,325	406,464
79

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Citizens Financial Group, Inc.	4,223	$132,560
Columbia Banking System, Inc.	862	15,602
Comerica, Inc.	1,987	98,118
Commerce Bancshares, Inc.	1,531	79,673
Cullen/Frost Bankers, Inc.	654	70,966
East West Bancorp, Inc.	2,176	158,543
Fifth Third Bancorp	8,566	294,157
First Citizens BancShares, Inc., Class A	104	163,676
First Horizon Corp.	4,301	60,644
FNB Corp.	154	2,054
Home BancShares, Inc.	56	1,314
Huntington Bancshares, Inc.	15,133	197,334
JPMorgan Chase & Co.	11,981	2,229,185
KeyCorp	11,242	160,423
M&T Bank Corp.	1,391	194,378
NU Holdings Ltd., Class A(1)	8,592	95,199
Old National Bancorp	3,791	62,286
Pinnacle Financial Partners, Inc.	887	73,373
PNC Financial Services Group, Inc.	2,838	417,754
Popular, Inc.	991	82,927
Prosperity Bancshares, Inc.	728	45,435
Regions Financial Corp.	7,152	133,242
SouthState Corp.	855	71,854
Synovus Financial Corp.	1,532	58,124
Truist Financial Corp.	10,771	376,770
U.S. Bancorp	11,780	494,289
United Bankshares, Inc.	247	8,569
Valley National Bancorp	5,748	47,076
Webster Financial Corp.	2,398	114,241
Wells Fargo & Co.	17,103	950,756
Western Alliance Bancorp	1,781	102,817
Wintrust Financial Corp.	1,040	100,204
Zions Bancorp NA	2,373	93,567
		8,689,293
Beverages — 1.0%
Boston Beer Co., Inc., Class A(1)	8	2,465
Brown-Forman Corp., Class A	220	13,187
Brown-Forman Corp., Class B	1,085	65,350
Celsius Holdings, Inc.(1)	520	42,442
Coca-Cola Co.	11,139	668,563
Coca-Cola Consolidated, Inc.	98	82,398
Constellation Brands, Inc., Class A	417	103,633
Keurig Dr Pepper, Inc.	1,951	58,355
Molson Coors Beverage Co., Class B	1,524	95,128
Monster Beverage Corp.(1)	2,479	146,509
National Beverage Corp.(1)	102	5,369
PepsiCo, Inc.	4,551	752,462
		2,035,861
Biotechnology — 2.0%
AbbVie, Inc.	5,662	996,795
Alkermes PLC(1)	171	5,077
80

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Alnylam Pharmaceuticals, Inc.(1)	256	$38,679
Amgen, Inc.	1,768	484,131
Apellis Pharmaceuticals, Inc.(1)	134	8,304
Biogen, Inc.(1)	353	76,598
BioMarin Pharmaceutical, Inc.(1)	753	64,969
Blueprint Medicines Corp.(1)	233	21,790
Bridgebio Pharma, Inc.(1)	737	25,169
Cerevel Therapeutics Holdings, Inc.(1)	50	2,050
CRISPR Therapeutics AG(1)(2)	252	21,223
Cytokinetics, Inc.(1)	212	15,315
Exact Sciences Corp.(1)	160	9,205
Exelixis, Inc.(1)	2,355	51,575
Gilead Sciences, Inc.	7,566	545,509
Halozyme Therapeutics, Inc.(1)	1,147	45,662
Immunovant, Inc.(1)	57	2,016
Incyte Corp.(1)	722	42,136
Ionis Pharmaceuticals, Inc.(1)	224	10,127
Karuna Therapeutics, Inc.(1)	175	54,945
Moderna, Inc.(1)	1,162	107,183
Mural Oncology PLC(1)	114	603
Natera, Inc.(1)	474	40,996
Neurocrine Biosciences, Inc.(1)	819	106,798
Nuvalent, Inc., Class A(1)	42	3,533
Regeneron Pharmaceuticals, Inc.(1)	416	401,893
REVOLUTION Medicines, Inc.(1)	84	2,476
Roivant Sciences Ltd.(1)	805	9,209
Sarepta Therapeutics, Inc.(1)	260	33,254
United Therapeutics Corp.(1)	497	112,143
Vaxcyte, Inc.(1)	490	36,172
Vertex Pharmaceuticals, Inc.(1)	1,557	655,092
		4,030,627
Broadline Retail — 3.2%
Amazon.com, Inc.(1)	30,667	5,420,699
Dillard's, Inc., Class A	52	21,566
eBay, Inc.	913	43,167
Etsy, Inc.(1)	134	9,606
Macy's, Inc.	5,399	94,159
MercadoLibre, Inc.(1)	450	717,885
Ollie's Bargain Outlet Holdings, Inc.(1)	531	42,570
		6,349,652
Building Products — 1.2%
A O Smith Corp.	1,500	124,350
AAON, Inc.	441	37,035
Advanced Drainage Systems, Inc.	1,253	204,540
Allegion PLC	536	68,538
Armstrong World Industries, Inc.	683	82,377
AZEK Co., Inc.(1)	469	22,564
Builders FirstSource, Inc.(1)	1,439	280,864
Carlisle Cos., Inc.	769	269,150
Carrier Global Corp.	1,658	92,152
Fortune Brands Innovations, Inc.	1,166	94,842
81

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Johnson Controls International PLC	948	$56,188
Lennox International, Inc.	359	169,164
Masco Corp.	789	60,564
Owens Corning	1,511	226,318
Simpson Manufacturing Co., Inc.	768	160,266
Trane Technologies PLC	694	195,687
Trex Co., Inc.(1)	1,375	126,170
UFP Industries, Inc.	1,246	142,829
Zurn Elkay Water Solutions Corp.	1,142	36,258
		2,449,856
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	83	12,974
Ameriprise Financial, Inc.	1,193	485,980
ARES Management Corp., Class A	346	45,890
Bank of New York Mellon Corp.	6,877	385,731
BlackRock, Inc.	433	351,310
Blackstone, Inc.	1,607	205,407
Blue Owl Capital, Inc.	367	6,591
Carlyle Group, Inc.	2,368	108,573
Cboe Global Markets, Inc.	359	68,928
Charles Schwab Corp.	8,942	597,147
CME Group, Inc.	1,317	290,201
Coinbase Global, Inc., Class A(1)	746	151,856
Evercore, Inc., Class A	493	92,230
FactSet Research Systems, Inc.	238	110,094
Franklin Resources, Inc.	2,040	55,998
Freedom Holding Corp.(1)	75	5,740
Goldman Sachs Group, Inc.	1,636	636,486
Hamilton Lane, Inc., Class A	326	37,441
Houlihan Lokey, Inc.	200	25,732
Interactive Brokers Group, Inc., Class A	301	32,725
Intercontinental Exchange, Inc.	1,085	150,186
Invesco Ltd.	3,012	46,415
Janus Henderson Group PLC	443	13,804
Jefferies Financial Group, Inc.	1,793	74,983
KKR & Co., Inc.	3,114	305,982
LPL Financial Holdings, Inc.	553	148,143
MarketAxess Holdings, Inc.	277	59,114
Moody's Corp.	533	202,231
Morgan Stanley	6,954	598,322
Morningstar, Inc.	54	16,124
MSCI, Inc.	188	105,462
Nasdaq, Inc.	1,003	56,368
Northern Trust Corp.	1,609	132,147
Raymond James Financial, Inc.	2,162	260,132
S&P Global, Inc.	489	209,478
SEI Investments Co.	1,363	91,662
State Street Corp.	2,362	174,150
Stifel Financial Corp.	1,197	90,804
T Rowe Price Group, Inc.	1,702	192,922
Tradeweb Markets, Inc., Class A	401	42,434
		6,677,897
82

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Chemicals — 1.8%
Air Products & Chemicals, Inc.	1,267	$296,529
Albemarle Corp.	533	73,474
Arcadium Lithium PLC(1)	535	2,937
Axalta Coating Systems Ltd.(1)	973	31,846
Celanese Corp.	134	20,364
CF Industries Holdings, Inc.	3,265	263,551
Corteva, Inc.	3,935	210,601
Dow, Inc.	6,017	336,230
DuPont de Nemours, Inc.	1,743	120,598
Eastman Chemical Co.	1,847	162,056
Ecolab, Inc.	521	117,142
Element Solutions, Inc.	103	2,420
FMC Corp.	219	12,349
International Flavors & Fragrances, Inc.	862	65,081
Linde PLC	1,120	502,678
LyondellBasell Industries NV, Class A	3,224	323,303
Mosaic Co.	5,346	166,581
NewMarket Corp.	158	101,384
Olin Corp.	1,232	66,282
PPG Industries, Inc.	796	112,714
RPM International, Inc.	1,806	208,322
Sherwin-Williams Co.	887	294,511
Westlake Corp.	444	61,587
		3,552,540
Commercial Services and Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	160	14,416
Cintas Corp.	386	242,644
Clean Harbors, Inc.(1)	402	73,204
Copart, Inc.(1)	4,594	244,171
MSA Safety, Inc.	247	45,485
Republic Services, Inc.	426	78,214
Rollins, Inc.	1,372	60,464
Tetra Tech, Inc.	119	21,101
Veralto Corp.	315	27,222
Waste Connections, Inc.	429	71,403
Waste Management, Inc.	1,597	328,423
		1,206,747
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	1,177	326,665
Ciena Corp.(1)	801	45,641
Cisco Systems, Inc.	12,872	622,619
F5, Inc.(1)	406	76,011
Juniper Networks, Inc.	1,163	43,066
Motorola Solutions, Inc.	890	294,047
		1,408,049
Construction and Engineering — 0.3%
AECOM	252	22,385
API Group Corp.(1)	470	16,473
Comfort Systems USA, Inc.	535	163,566
EMCOR Group, Inc.	753	236,081
83

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Fluor Corp.(1)	1,508	$55,494
MasTec, Inc.(1)	125	9,433
Quanta Services, Inc.	416	100,468
Valmont Industries, Inc.	55	11,656
WillScot Mobile Mini Holdings Corp.(1)	1,594	76,113
		691,669
Construction Materials — 0.3%
Eagle Materials, Inc.	599	151,877
Martin Marietta Materials, Inc.	572	330,450
Summit Materials, Inc., Class A(1)	78	3,331
Vulcan Materials Co.	766	203,641
		689,299
Consumer Finance — 1.1%
Ally Financial, Inc.	4,980	184,210
American Express Co.	3,264	716,187
Capital One Financial Corp.	3,273	450,398
Credit Acceptance Corp.(1)	54	29,894
Discover Financial Services	3,062	369,584
FirstCash Holdings, Inc.	244	27,938
OneMain Holdings, Inc.	1,810	85,486
SoFi Technologies, Inc.(1)(2)	6,580	59,088
Synchrony Financial	5,809	239,912
		2,162,697
Consumer Staples Distribution & Retail — 2.5%
BJ's Wholesale Club Holdings, Inc.(1)	1,343	98,093
Casey's General Stores, Inc.	607	184,825
Costco Wholesale Corp.	2,480	1,844,847
Dollar General Corp.	1,269	184,398
Dollar Tree, Inc.(1)	1,356	198,898
Kroger Co.	9,015	447,234
Maplebear, Inc.(1)	49	1,595
Performance Food Group Co.(1)	1,120	85,982
Sprouts Farmers Market, Inc.(1)	2,095	130,812
Sysco Corp.	1,154	93,439
Target Corp.	4,297	657,097
U.S. Foods Holding Corp.(1)	487	24,735
Walgreens Boots Alliance, Inc.	238	5,060
Walmart, Inc.	18,942	1,110,191
		5,067,206
Containers and Packaging — 0.6%
Amcor PLC	4,811	43,588
AptarGroup, Inc.	663	93,125
Avery Dennison Corp.	480	103,934
Ball Corp.	1,212	77,592
Berry Global Group, Inc.	418	24,332
Crown Holdings, Inc.	1,052	80,604
Graphic Packaging Holding Co.	3,568	92,590
International Paper Co.	3,980	140,733
Packaging Corp. of America	1,380	250,042
Sealed Air Corp.	519	18,097
Sonoco Products Co.	1,128	63,935
84

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Westrock Co.	4,472	$202,537
		1,191,109
Distributors — 0.2%
Genuine Parts Co.	865	129,110
LKQ Corp.	594	31,060
Pool Corp.	448	178,358
		338,528
Diversified Consumer Services — 0.1%
ADT, Inc.	814	5,909
Bright Horizons Family Solutions, Inc.(1)	130	14,932
Duolingo, Inc.(1)	106	25,334
H&R Block, Inc.	767	37,545
Service Corp. International	1,237	90,536
		174,256
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	49,611	839,914
Frontier Communications Parent, Inc.(1)	4,757	112,646
Iridium Communications, Inc.	675	19,541
Verizon Communications, Inc.	26,288	1,052,046
		2,024,147
Electric Utilities — 1.1%
Alliant Energy Corp.	1,227	58,589
American Electric Power Co., Inc.	2,825	240,662
Avangrid, Inc.	162	5,043
Constellation Energy Corp.	336	56,599
Duke Energy Corp.	2,280	209,373
Edison International	396	26,936
Entergy Corp.	1,951	198,163
Evergy, Inc.	1,062	52,612
Eversource Energy	584	34,281
Exelon Corp.	2,524	90,460
FirstEnergy Corp.	1,179	43,163
IDACORP, Inc.	140	12,335
NextEra Energy, Inc.	3,169	174,897
NRG Energy, Inc.	2,098	116,061
OGE Energy Corp.	2,052	67,531
PG&E Corp.	15,928	265,838
Pinnacle West Capital Corp.	900	61,497
PPL Corp.	4,867	128,343
Southern Co.	2,906	195,429
Xcel Energy, Inc.	3,673	193,530
		2,231,342
Electrical Equipment — 0.6%
Acuity Brands, Inc.	473	118,836
AMETEK, Inc.	691	124,504
Atkore, Inc.	550	93,170
Eaton Corp. PLC	869	251,141
Emerson Electric Co.	1,435	153,330
Generac Holdings, Inc.(1)	262	29,478
Hubbell, Inc.	229	87,173
NEXTracker, Inc., Class A(1)	687	38,637
85

Avantis U.S. Large Cap Equity ETF
	Shares	Value
nVent Electric PLC	488	$32,852
Plug Power, Inc.(1)(2)	2,449	8,645
Regal Rexnord Corp.	45	7,717
Rockwell Automation, Inc.	324	92,366
Vertiv Holdings Co.	2,661	179,937
		1,217,786
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	2,005	219,026
Arrow Electronics, Inc.(1)	619	72,733
CDW Corp.	727	178,995
Cognex Corp.	460	18,147
Coherent Corp.(1)	493	29,324
Corning, Inc.	6,039	194,697
Fabrinet(1)	306	65,965
Flex Ltd.(1)	4,736	133,318
Insight Enterprises, Inc.(1)	641	120,508
IPG Photonics Corp.(1)	52	4,490
Jabil, Inc.	2,310	332,848
Keysight Technologies, Inc.(1)	1,207	186,240
Littelfuse, Inc.	122	29,065
Novanta, Inc.(1)	85	14,700
TD SYNNEX Corp.	689	71,587
TE Connectivity Ltd.	2,534	363,781
Teledyne Technologies, Inc.(1)	152	64,945
Trimble, Inc.(1)	812	49,686
Vontier Corp.	873	37,539
Zebra Technologies Corp., Class A(1)	272	76,019
		2,263,613
Energy Equipment and Services — 0.8%
Baker Hughes Co.	11,157	330,136
ChampionX Corp.	2,367	73,519
Halliburton Co.	9,841	345,124
Noble Corp. PLC	341	14,257
NOV, Inc.	3,104	52,458
Patterson-UTI Energy, Inc.	7,762	89,806
Schlumberger NV	5,027	242,955
TechnipFMC PLC	8,117	176,058
Transocean Ltd.(1)	6,315	29,617
Valaris Ltd.(1)	481	30,327
Weatherford International PLC(1)	1,527	156,685
		1,540,942
Entertainment — 0.8%
Atlanta Braves Holdings, Inc., Class C(1)	26	1,017
Electronic Arts, Inc.	1,104	153,986
Liberty Media Corp.-Liberty Formula One, Class A(1)	102	6,686
Liberty Media Corp.-Liberty Formula One, Class C(1)	967	70,359
Live Nation Entertainment, Inc.(1)	699	67,789
Netflix, Inc.(1)	1,428	860,970
ROBLOX Corp., Class A(1)	432	17,237
Roku, Inc.(1)	693	43,784
Take-Two Interactive Software, Inc.(1)	536	78,754
86

Avantis U.S. Large Cap Equity ETF
	Shares	Value
TKO Group Holdings, Inc.	96	$8,038
Walt Disney Co.	3,031	338,199
Warner Bros Discovery, Inc.(1)	7,614	66,927
		1,713,746
Financial Services — 2.9%
Affirm Holdings, Inc.(1)	1,300	48,776
Apollo Global Management, Inc.	1,166	130,359
Berkshire Hathaway, Inc., Class B(1)	3,666	1,500,860
Block, Inc.(1)	1,279	101,642
Enact Holdings, Inc.	167	4,629
Equitable Holdings, Inc.	4,161	142,473
Essent Group Ltd.	1,523	81,587
Euronet Worldwide, Inc.(1)	64	7,004
Fidelity National Information Services, Inc.	1,224	84,689
Fiserv, Inc.(1)	860	128,372
FleetCor Technologies, Inc.(1)	252	70,376
Global Payments, Inc.	335	43,449
Jack Henry & Associates, Inc.	474	82,367
Mastercard, Inc., Class A	2,992	1,420,482
MGIC Investment Corp.	4,240	84,334
PayPal Holdings, Inc.(1)	1,592	96,061
Remitly Global, Inc.(1)	449	9,258
Shift4 Payments, Inc., Class A(1)	339	27,873
Toast, Inc., Class A(1)	1,043	23,989
Visa, Inc., Class A	5,965	1,685,948
Voya Financial, Inc.	862	58,926
Western Union Co.	2,314	31,031
WEX, Inc.(1)	296	65,040
		5,929,525
Food Products — 0.8%
Archer-Daniels-Midland Co.	4,608	244,731
Bunge Global SA	2,338	220,637
Campbell Soup Co.	319	13,602
Conagra Brands, Inc.	175	4,914
Darling Ingredients, Inc.(1)	1,473	62,323
Flowers Foods, Inc.	242	5,426
General Mills, Inc.	1,192	76,502
Hershey Co.	784	147,329
Hormel Foods Corp.	992	35,037
Ingredion, Inc.	904	106,337
J M Smucker Co.	463	55,639
Kellanova	432	23,825
Kraft Heinz Co.	2,903	102,418
Lamb Weston Holdings, Inc.	560	57,238
Lancaster Colony Corp.	89	18,416
McCormick & Co., Inc.	396	27,268
Mondelez International, Inc., Class A	3,151	230,244
Pilgrim's Pride Corp.(1)	417	13,277
Post Holdings, Inc.(1)	123	12,812
Tyson Foods, Inc., Class A	2,206	119,653
WK Kellogg Co.	53	776
		1,578,404
87

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	1,395	$157,509
National Fuel Gas Co.	538	26,222
UGI Corp.	306	7,491
		191,222
Ground Transportation — 1.8%
Avis Budget Group, Inc.	58	6,266
CSX Corp.	18,556	704,015
JB Hunt Transport Services, Inc.	1,153	237,875
Knight-Swift Transportation Holdings, Inc.	869	48,959
Landstar System, Inc.	438	83,308
Lyft, Inc., Class A(1)	346	5,495
Norfolk Southern Corp.	1,827	462,925
Old Dominion Freight Line, Inc.	768	339,825
Ryder System, Inc.	633	72,225
Saia, Inc.(1)	357	205,418
Schneider National, Inc., Class B	304	7,159
Uber Technologies, Inc.(1)	3,008	239,136
U-Haul Holding Co.(1)(2)	50	3,219
U-Haul Holding Co.	1,302	82,768
Union Pacific Corp.	4,209	1,067,781
XPO, Inc.(1)	849	102,152
		3,668,526
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	3,715	440,748
Align Technology, Inc.(1)	385	116,432
Baxter International, Inc.	1,231	50,372
Becton Dickinson & Co.	514	121,073
Boston Scientific Corp.(1)	3,336	220,877
Cooper Cos., Inc.	1,057	98,935
DENTSPLY SIRONA, Inc.	478	15,621
Dexcom, Inc.(1)	1,564	179,969
Edwards Lifesciences Corp.(1)	2,380	201,991
Embecta Corp.	60	857
Envista Holdings Corp.(1)	5	103
GE HealthCare Technologies, Inc.	787	71,837
Globus Medical, Inc., Class A(1)	455	24,565
Haemonetics Corp.(1)	379	27,659
Hologic, Inc.(1)	827	61,033
IDEXX Laboratories, Inc.(1)	577	331,908
Inspire Medical Systems, Inc.(1)	5	895
Insulet Corp.(1)	46	7,544
Intuitive Surgical, Inc.(1)	877	338,171
Lantheus Holdings, Inc.(1)	26	1,700
Masimo Corp.(1)	150	19,281
Medtronic PLC	1,914	159,551
Penumbra, Inc.(1)	50	11,746
QuidelOrtho Corp.(1)	114	5,198
ResMed, Inc.	393	68,272
Shockwave Medical, Inc.(1)	43	11,217
STERIS PLC	302	70,339
88

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Stryker Corp.	700	$244,349
Teleflex, Inc.	197	43,890
Zimmer Biomet Holdings, Inc.	535	66,533
		3,012,666
Health Care Providers and Services — 1.9%
Acadia Healthcare Co., Inc.(1)	554	46,231
agilon health, Inc.(1)	480	2,942
Cardinal Health, Inc.	647	72,451
Cencora, Inc.	1,043	245,731
Centene Corp.(1)	4,403	345,327
Chemed Corp.	89	55,726
Cigna Group	561	188,575
CVS Health Corp.	2,310	171,795
DaVita, Inc.(1)	583	74,024
Elevance Health, Inc.	1,047	524,809
Encompass Health Corp.	569	42,334
Ensign Group, Inc.	625	78,075
HCA Healthcare, Inc.	384	119,693
HealthEquity, Inc.(1)	150	12,392
Henry Schein, Inc.(1)	629	48,100
Humana, Inc.	1,007	352,772
Laboratory Corp. of America Holdings	358	77,267
McKesson Corp.	254	132,438
Molina Healthcare, Inc.(1)	819	322,612
Option Care Health, Inc.(1)	526	16,974
Quest Diagnostics, Inc.	150	18,733
Tenet Healthcare Corp.(1)	210	19,530
UnitedHealth Group, Inc.	1,439	710,290
Universal Health Services, Inc., Class B	474	79,186
		3,758,007
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	212	5,985
Veeva Systems, Inc., Class A(1)	456	102,832
		108,817
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	1,293	203,609
Aramark	479	14,528
Booking Holdings, Inc.(1)	66	228,943
Boyd Gaming Corp.	681	45,035
Caesars Entertainment, Inc.(1)	288	12,519
Carnival Corp.(1)	13,993	221,929
Cava Group, Inc.(1)	57	3,329
Chipotle Mexican Grill, Inc.(1)	213	572,708
Choice Hotels International, Inc.	219	24,515
Churchill Downs, Inc.	623	75,925
Darden Restaurants, Inc.	1,403	239,506
Domino's Pizza, Inc.	107	47,973
DoorDash, Inc., Class A(1)	1,013	126,189
DraftKings, Inc., Class A(1)	481	20,837
Expedia Group, Inc.(1)	307	42,004
Hilton Worldwide Holdings, Inc.	632	129,130
89

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Hyatt Hotels Corp., Class A	118	$18,124
International Game Technology PLC	450	12,227
Las Vegas Sands Corp.	1,562	85,160
Light & Wonder, Inc., Class A(1)	231	23,218
Marriott International, Inc., Class A	549	137,179
McDonald's Corp.	1,305	381,425
MGM Resorts International(1)	55	2,380
Norwegian Cruise Line Holdings Ltd.(1)	4,586	88,923
Planet Fitness, Inc., Class A(1)	360	22,338
Red Rock Resorts, Inc., Class A	531	30,793
Royal Caribbean Cruises Ltd.(1)	3,032	373,997
Starbucks Corp.	2,335	221,591
Texas Roadhouse, Inc.	766	114,417
Vail Resorts, Inc.	221	50,899
Wingstop, Inc.	96	33,701
Wyndham Hotels & Resorts, Inc.	356	27,252
Wynn Resorts Ltd.	111	11,677
Yum! Brands, Inc.	766	106,030
		3,750,010
Household Durables — 1.2%
DR Horton, Inc.	2,966	443,239
Garmin Ltd.	1,364	187,345
Installed Building Products, Inc.	258	61,644
KB Home	541	35,939
Lennar Corp., B Shares	265	39,053
Lennar Corp., Class A	2,834	449,217
Meritage Homes Corp.	652	102,794
Mohawk Industries, Inc.(1)	503	59,666
NVR, Inc.(1)	31	236,393
PulteGroup, Inc.	3,228	349,851
Taylor Morrison Home Corp.(1)	1,424	80,613
Tempur Sealy International, Inc.	1,223	66,617
Toll Brothers, Inc.	1,833	210,135
TopBuild Corp.(1)	150	60,357
Whirlpool Corp.	160	17,182
		2,400,045
Household Products — 0.7%
Church & Dwight Co., Inc.	1,304	130,557
Clorox Co.	300	45,993
Colgate-Palmolive Co.	1,520	131,510
Kimberly-Clark Corp.	1,959	237,372
Procter & Gamble Co.	4,937	784,687
Spectrum Brands Holdings, Inc.	20	1,608
		1,331,727
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	7,051	107,175
Clearway Energy, Inc., Class C	33	720
Vistra Corp.	6,641	362,200
		470,095
Industrial Conglomerates — 0.5%
3M Co.	2,375	218,785
90

Avantis U.S. Large Cap Equity ETF
	Shares	Value
General Electric Co.	2,857	$448,235
Honeywell International, Inc.	1,833	364,272
		1,031,292
Insurance — 3.5%
Aflac, Inc.	4,562	368,336
Allstate Corp.	1,269	202,431
American Financial Group, Inc.	840	107,243
American International Group, Inc.	6,953	506,804
Aon PLC, Class A	400	126,396
Arch Capital Group Ltd.(1)	3,868	338,798
Arthur J Gallagher & Co.	320	78,058
Assurant, Inc.	758	137,539
Axis Capital Holdings Ltd.	1,057	66,137
Brown & Brown, Inc.	345	29,052
Chubb Ltd.	1,344	338,245
Cincinnati Financial Corp.	985	112,290
CNA Financial Corp.	116	5,098
Erie Indemnity Co., Class A	206	83,817
Everest Group Ltd.	472	174,111
F&G Annuities & Life, Inc.	80	3,022
Fidelity National Financial, Inc.	2,002	101,261
First American Financial Corp.	930	54,321
Globe Life, Inc.	1,067	135,434
Hartford Financial Services Group, Inc.	3,908	374,543
Kinsale Capital Group, Inc.	176	90,848
Loews Corp.	1,785	134,107
Markel Group, Inc.(1)	107	159,695
Marsh & McLennan Cos., Inc.	1,131	228,767
MetLife, Inc.	4,558	317,875
Old Republic International Corp.	3,430	99,333
Primerica, Inc.	646	158,438
Principal Financial Group, Inc.	1,738	140,535
Progressive Corp.	2,955	560,150
Prudential Financial, Inc.	3,861	420,810
Reinsurance Group of America, Inc.	997	176,320
RenaissanceRe Holdings Ltd.	653	146,808
RLI Corp.	361	52,869
Ryan Specialty Holdings, Inc.(1)	136	7,124
Selective Insurance Group, Inc.	589	61,539
Travelers Cos., Inc.	2,566	566,983
Unum Group	2,492	123,229
W R Berkley Corp.	1,919	160,428
Willis Towers Watson PLC	172	46,889
		6,995,683
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A(1)	19,062	2,639,324
Alphabet, Inc., Class C(1)	15,865	2,217,610
Match Group, Inc.(1)	602	21,696
Meta Platforms, Inc., Class A	10,108	4,954,234
Pinterest, Inc., Class A(1)	2,187	80,263
Snap, Inc., Class A(1)	1,953	21,522
91

Avantis U.S. Large Cap Equity ETF
	Shares	Value
ZoomInfo Technologies, Inc.(1)	104	$1,743
		9,936,392
IT Services — 1.4%
Accenture PLC, Class A	2,210	828,264
Akamai Technologies, Inc.(1)	845	93,727
Amdocs Ltd.	736	67,123
Cloudflare, Inc., Class A(1)	768	75,679
Cognizant Technology Solutions Corp., Class A	3,920	309,759
DXC Technology Co.(1)	74	1,618
EPAM Systems, Inc.(1)	373	113,541
Gartner, Inc.(1)	622	289,578
Globant SA(1)	164	36,600
GoDaddy, Inc., Class A(1)	492	56,162
International Business Machines Corp.	2,660	492,180
MongoDB, Inc.(1)	224	100,258
Okta, Inc.(1)	497	53,328
Snowflake, Inc., Class A(1)	811	152,695
Twilio, Inc., Class A(1)	970	57,802
VeriSign, Inc.(1)	360	70,304
		2,798,618
Leisure Products — 0.1%
Brunswick Corp.	925	80,845
Hasbro, Inc.	382	19,211
Mattel, Inc.(1)	2,859	56,322
Polaris, Inc.	521	48,302
		204,680
Life Sciences Tools and Services — 0.9%
10X Genomics, Inc., Class A(1)	150	6,996
Agilent Technologies, Inc.	1,105	151,783
Avantor, Inc.(1)	1,531	37,724
Bio-Rad Laboratories, Inc., Class A(1)	115	37,476
Bio-Techne Corp.	490	36,049
Bruker Corp.	438	37,905
Charles River Laboratories International, Inc.(1)	162	41,179
Danaher Corp.	1,779	450,336
Illumina, Inc.(1)	709	99,139
IQVIA Holdings, Inc.(1)	490	121,108
Medpace Holdings, Inc.(1)	236	93,815
Mettler-Toledo International, Inc.(1)	66	82,317
Repligen Corp.(1)	153	29,680
Revvity, Inc.	714	78,247
Thermo Fisher Scientific, Inc.	555	316,450
Waters Corp.(1)	312	105,275
West Pharmaceutical Services, Inc.	394	141,194
		1,866,673
Machinery — 2.6%
AGCO Corp.	1,058	116,063
Allison Transmission Holdings, Inc.	636	47,910
Caterpillar, Inc.	3,411	1,139,138
Chart Industries, Inc.(1)	70	10,000
Crane Co.	304	36,954
92

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Cummins, Inc.	1,495	$401,572
Deere & Co.	2,138	780,477
Donaldson Co., Inc.	1,771	126,839
Dover Corp.	332	54,906
Esab Corp.	62	6,145
Flowserve Corp.	730	30,894
Fortive Corp.	746	63,507
Graco, Inc.	1,375	125,482
IDEX Corp.	230	54,257
Illinois Tool Works, Inc.	1,231	322,707
Ingersoll Rand, Inc.	1,083	98,910
ITT, Inc.	883	111,382
Lincoln Electric Holdings, Inc.	667	171,152
Middleby Corp.(1)	159	24,193
Mueller Industries, Inc.	1,150	59,087
Nordson Corp.	87	23,112
Oshkosh Corp.	520	57,647
Otis Worldwide Corp.	943	89,868
PACCAR, Inc.	5,258	583,060
Parker-Hannifin Corp.	281	150,461
Pentair PLC	641	49,863
RBC Bearings, Inc.(1)	123	33,558
Snap-on, Inc.	505	139,208
SPX Technologies, Inc.(1)	8	937
Stanley Black & Decker, Inc.	306	27,323
Timken Co.	816	68,536
Toro Co.	690	63,694
Watts Water Technologies, Inc., Class A	244	49,764
Westinghouse Air Brake Technologies Corp.	447	63,157
Xylem, Inc.	697	88,554
		5,270,317
Marine Transportation — 0.0%
Kirby Corp.(1)	381	33,421
Media — 0.8%
Charter Communications, Inc., Class A(1)	391	114,927
Comcast Corp., Class A	23,277	997,419
Fox Corp., Class A	2,771	82,548
Fox Corp., Class B	1,460	39,975
Interpublic Group of Cos., Inc.	1,438	45,153
Liberty Broadband Corp., Class A(1)	101	6,075
Liberty Broadband Corp., Class C(1)	793	47,723
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	86	2,492
New York Times Co., Class A	1,310	58,007
News Corp., Class A	2,301	61,851
News Corp., Class B	580	16,234
Nexstar Media Group, Inc., Class A	129	21,436
Omnicom Group, Inc.	628	55,509
Paramount Global, Class B	1,818	20,071
Sirius XM Holdings, Inc.(2)	158	698
Trade Desk, Inc., Class A(1)	822	70,224
		1,640,342
93

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Metals and Mining — 1.1%
Alcoa Corp.	639	$17,387
Alpha Metallurgical Resources, Inc.	42	15,845
ATI, Inc.(1)	1,858	91,376
Cleveland-Cliffs, Inc.(1)	9,218	191,734
Commercial Metals Co.	1,572	84,888
Freeport-McMoRan, Inc.	10,951	414,057
Newmont Corp.	2,375	74,219
Nucor Corp.	2,757	530,171
Reliance, Inc.	690	221,642
Royal Gold, Inc.	428	43,926
Steel Dynamics, Inc.	2,051	274,465
U.S. Steel Corp.	3,500	165,690
		2,125,400
Multi-Utilities — 0.7%
Ameren Corp.	1,588	113,050
CenterPoint Energy, Inc.	3,499	96,222
CMS Energy Corp.	2,058	118,067
Consolidated Edison, Inc.	1,947	169,798
Dominion Energy, Inc.	2,816	134,689
DTE Energy Co.	1,093	118,427
NiSource, Inc.	3,336	86,936
Public Service Enterprise Group, Inc.	3,561	222,206
Sempra	2,676	188,926
WEC Energy Group, Inc.	985	77,313
		1,325,634
Oil, Gas and Consumable Fuels — 6.4%
Antero Midstream Corp.	4,757	63,744
Antero Resources Corp.(1)	5,175	132,997
APA Corp.	3,312	98,664
Cheniere Energy, Inc.	2,838	440,458
Chesapeake Energy Corp.	1,411	116,803
Chevron Corp.	8,291	1,260,315
Chord Energy Corp.	651	105,755
Civitas Resources, Inc.	1,781	122,319
ConocoPhillips	8,738	983,375
Coterra Energy, Inc.	10,708	276,052
Devon Energy Corp.	6,642	292,647
Diamondback Energy, Inc.	2,350	428,922
DT Midstream, Inc.	1,087	62,644
EnLink Midstream LLC(1)	2,888	35,609
EOG Resources, Inc.	5,332	610,301
EQT Corp.	5,985	222,343
Exxon Mobil Corp.	17,941	1,875,193
Hess Corp.	3,046	443,954
Hess Midstream LP, Class A	853	29,079
HF Sinclair Corp.	1,677	93,073
Kinder Morgan, Inc.	9,975	173,465
Magnolia Oil & Gas Corp., Class A	797	18,076
Marathon Oil Corp.	8,591	208,332
Marathon Petroleum Corp.	3,575	604,997
94

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Matador Resources Co.	2,101	$132,678
Murphy Oil Corp.	2,758	109,410
New Fortress Energy, Inc.	1,323	46,503
Occidental Petroleum Corp.	6,900	418,209
ONEOK, Inc.	4,227	317,532
Ovintiv, Inc.	3,503	173,083
PBF Energy, Inc., Class A	1,207	56,367
Permian Resources Corp.	5,448	84,771
Phillips 66	4,154	591,987
Pioneer Natural Resources Co.	1,837	432,044
Range Resources Corp.	4,393	138,907
SM Energy Co.	2,326	101,809
Southwestern Energy Co.(1)	22,222	154,887
Targa Resources Corp.	3,228	317,119
Texas Pacific Land Corp.	80	126,034
Valero Energy Corp.	3,632	513,783
Viper Energy, Inc.	682	24,647
Williams Cos., Inc.	12,183	437,857
		12,876,744
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	710	52,519
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	878	32,828
American Airlines Group, Inc.(1)	1,956	30,670
Delta Air Lines, Inc.	3,556	150,312
Southwest Airlines Co.	4,096	140,370
United Airlines Holdings, Inc.(1)	3,304	150,299
		504,479
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	427	24,318
Coty, Inc., Class A(1)	175	2,198
elf Beauty, Inc.(1)	192	40,038
Estee Lauder Cos., Inc., Class A	778	115,595
Kenvue, Inc.	4,076	77,444
		259,593
Pharmaceuticals — 3.0%
AstraZeneca PLC, ADR	1,187	76,158
Bristol-Myers Squibb Co.	7,469	379,052
Catalent, Inc.(1)	870	49,886
Elanco Animal Health, Inc.(1)	3,531	56,107
Eli Lilly & Co.	2,628	1,980,671
Intra-Cellular Therapies, Inc.(1)	334	23,220
Jazz Pharmaceuticals PLC(1)	622	73,956
Johnson & Johnson	10,265	1,656,566
Merck & Co., Inc.	5,104	648,973
Pfizer, Inc.	13,912	369,503
Royalty Pharma PLC, Class A	1,060	32,160
Viatris, Inc.	11,991	148,329
Zoetis, Inc.	2,379	471,827
		5,966,408
95

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Professional Services — 1.0%
Alight, Inc., Class A(1)	569	$5,127
Automatic Data Processing, Inc.	2,071	520,090
Booz Allen Hamilton Holding Corp.	595	87,888
Broadridge Financial Solutions, Inc., ADR	668	135,991
CACI International, Inc., Class A(1)	37	13,869
Clarivate PLC(1)(2)	2,889	20,743
Concentrix Corp.	34	2,463
Dayforce, Inc.(1)	207	14,440
Equifax, Inc.	233	63,747
ExlService Holdings, Inc.(1)	1,015	31,587
Exponent, Inc.	200	16,178
FTI Consulting, Inc.(1)	86	17,792
Genpact Ltd.	354	12,036
Jacobs Solutions, Inc.	173	25,370
KBR, Inc.	441	26,473
Leidos Holdings, Inc.	239	30,559
Maximus, Inc.	29	2,426
Parsons Corp.(1)	77	6,207
Paychex, Inc.	2,560	313,907
Paycom Software, Inc.	279	50,887
Paylocity Holding Corp.(1)	210	35,408
Robert Half, Inc.	1,599	128,560
Science Applications International Corp.	114	15,955
SS&C Technologies Holdings, Inc.	365	23,272
TransUnion	765	59,387
TriNet Group, Inc.(1)	303	38,787
Verisk Analytics, Inc.	984	238,030
		1,937,179
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	892	81,966
CoStar Group, Inc.(1)	1,370	119,231
Jones Lang LaSalle, Inc.(1)	269	51,175
Zillow Group, Inc., Class A(1)	409	22,110
Zillow Group, Inc., Class C(1)	720	40,428
		314,910
Semiconductors and Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.(1)	5,280	1,016,558
Allegro MicroSystems, Inc.(1)	346	10,896
Amkor Technology, Inc.	2,245	69,640
Analog Devices, Inc.	1,743	334,342
Applied Materials, Inc.	5,692	1,147,621
Axcelis Technologies, Inc.(1)	161	18,140
Broadcom, Inc.	1,495	1,944,233
Cirrus Logic, Inc.(1)	60	5,509
Enphase Energy, Inc.(1)	888	112,785
Entegris, Inc.	520	69,867
First Solar, Inc.(1)	796	122,496
GLOBALFOUNDRIES, Inc.(1)(2)	307	16,784
Intel Corp.	15,474	666,156
KLA Corp.	829	565,627
96

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Lam Research Corp.	1,022	$958,891
Lattice Semiconductor Corp.(1)	408	31,257
MACOM Technology Solutions Holdings, Inc.(1)	213	18,814
Marvell Technology, Inc.	2,907	208,316
Microchip Technology, Inc.	2,315	194,784
Micron Technology, Inc.	5,243	475,068
MKS Instruments, Inc.	179	21,974
Monolithic Power Systems, Inc.	169	121,687
NVIDIA Corp.	7,683	6,078,175
NXP Semiconductors NV	922	230,251
ON Semiconductor Corp.(1)	3,462	273,221
Onto Innovation, Inc.(1)	292	53,775
Qorvo, Inc.(1)	684	78,352
QUALCOMM, Inc.	6,479	1,022,321
Rambus, Inc.(1)	323	19,135
Skyworks Solutions, Inc.	1,339	140,488
SolarEdge Technologies, Inc.(1)	97	6,515
Teradyne, Inc.	1,075	111,359
Texas Instruments, Inc.	3,941	659,448
Universal Display Corp.	239	41,686
Wolfspeed, Inc.(1)	83	2,160
		16,848,331
Software — 8.8%
Adobe, Inc.(1)	1,495	837,619
Altair Engineering, Inc., Class A(1)	116	9,869
ANSYS, Inc.(1)	298	99,583
Appfolio, Inc., Class A(1)	44	10,652
AppLovin Corp., Class A(1)	738	44,073
Aspen Technology, Inc.(1)	131	25,400
Atlassian Corp., Class A(1)	474	98,317
Autodesk, Inc.(1)	977	252,232
Bentley Systems, Inc., Class B	673	34,572
Bill Holdings, Inc.(1)	305	19,316
Braze, Inc., Class A(1)	76	4,324
Cadence Design Systems, Inc.(1)	894	272,116
CCC Intelligent Solutions Holdings, Inc.(1)	360	4,216
Confluent, Inc., Class A(1)	467	15,817
Crowdstrike Holdings, Inc., Class A(1)	623	201,945
Datadog, Inc., Class A(1)	792	104,116
DocuSign, Inc.(1)	969	51,619
Dolby Laboratories, Inc., Class A	354	28,674
DoubleVerify Holdings, Inc.(1)	366	11,306
Dropbox, Inc., Class A(1)	822	19,687
Dynatrace, Inc.(1)	726	35,973
Elastic NV(1)	348	46,566
Fair Isaac Corp.(1)	87	110,482
Five9, Inc.(1)	154	9,394
Fortinet, Inc.(1)	4,034	278,790
Freshworks, Inc., Class A(1)	907	18,539
Gitlab, Inc., Class A(1)	287	20,698
Guidewire Software, Inc.(1)	281	33,535
97

Avantis U.S. Large Cap Equity ETF
	Shares	Value
HubSpot, Inc.(1)	147	$90,965
Intuit, Inc.	941	623,780
Manhattan Associates, Inc.(1)	531	134,518
Marathon Digital Holdings, Inc.(1)	311	8,055
Microsoft Corp.	24,569	10,162,721
MicroStrategy, Inc., Class A(1)(2)	42	42,959
Nutanix, Inc., Class A(1)	797	50,339
Oracle Corp.	5,499	614,128
Palantir Technologies, Inc., Class A(1)	6,133	153,816
Palo Alto Networks, Inc.(1)	1,426	442,844
Pegasystems, Inc.	36	2,341
Procore Technologies, Inc.(1)	246	19,195
PTC, Inc.(1)	411	75,217
Qualys, Inc.(1)	706	121,333
Roper Technologies, Inc.	378	205,908
Salesforce, Inc.(1)	3,075	949,622
SentinelOne, Inc., Class A(1)	1,195	33,663
ServiceNow, Inc.(1)	670	516,798
Smartsheet, Inc., Class A(1)	331	13,972
SPS Commerce, Inc.(1)	144	26,663
Synopsys, Inc.(1)	536	307,519
Tenable Holdings, Inc.(1)	268	12,907
Teradata Corp.(1)	189	7,110
Tyler Technologies, Inc.(1)	144	62,948
UiPath, Inc., Class A(1)	1,699	40,351
Unity Software, Inc.(1)	763	22,371
Varonis Systems, Inc.(1)	146	7,417
Workday, Inc., Class A(1)	622	183,279
Workiva, Inc.(1)	100	8,612
Zoom Video Communications, Inc., Class A(1)	933	65,991
Zscaler, Inc.(1)	291	70,413
		17,777,185
Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A(1)	1,151	147,052
Academy Sports & Outdoors, Inc.	1,405	104,982
AutoNation, Inc.(1)	263	39,397
AutoZone, Inc.(1)	42	126,253
Bath & Body Works, Inc.	680	31,076
Best Buy Co., Inc.	2,544	205,759
Burlington Stores, Inc.(1)	1,030	211,253
CarMax, Inc.(1)	1,539	121,581
Carvana Co.(1)	461	35,004
Chewy, Inc., Class A(1)	253	4,463
Dick's Sporting Goods, Inc.	530	94,282
Five Below, Inc.(1)	552	110,775
Floor & Decor Holdings, Inc., Class A(1)	1,137	137,713
GameStop Corp., Class A(1)	589	8,405
Gap, Inc.	3,776	71,517
Home Depot, Inc.	3,866	1,471,438
Lithia Motors, Inc.	274	81,942
Lowe's Cos., Inc.	1,174	282,547
98

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Murphy USA, Inc.	384	$160,132
O'Reilly Automotive, Inc.(1)	137	148,977
Penske Automotive Group, Inc.	81	12,434
RH(1)	30	8,232
Ross Stores, Inc.	3,768	561,281
TJX Cos., Inc.	8,802	872,630
Tractor Supply Co.	1,492	379,445
Ulta Beauty, Inc.(1)	620	340,107
Valvoline, Inc.(1)	979	41,745
Wayfair, Inc., Class A(1)	142	8,463
Williams-Sonoma, Inc.	1,278	301,007
		6,119,892
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	51,576	9,322,362
Dell Technologies, Inc., Class C	830	78,568
Hewlett Packard Enterprise Co.	7,543	114,880
HP, Inc.	3,640	103,121
NetApp, Inc.	1,263	112,558
Pure Storage, Inc., Class A(1)	1,274	67,076
Seagate Technology Holdings PLC	874	81,326
Super Micro Computer, Inc.(1)	239	207,003
Western Digital Corp.(1)	989	58,816
		10,145,710
Textiles, Apparel and Luxury Goods — 1.0%
Columbia Sportswear Co.	152	12,569
Crocs, Inc.(1)	570	69,682
Deckers Outdoor Corp.(1)	376	336,742
Levi Strauss & Co., Class A	621	11,284
Lululemon Athletica, Inc.(1)	1,178	550,232
NIKE, Inc., Class B	4,939	513,310
PVH Corp.	858	117,263
Ralph Lauren Corp.	502	93,332
Skechers USA, Inc., Class A(1)	2,100	129,801
Tapestry, Inc.	3,833	182,182
VF Corp.	1,085	17,729
		2,034,126
Tobacco — 0.2%
Altria Group, Inc.	2,768	113,239
Philip Morris International, Inc.	2,184	196,473
		309,712
Trading Companies and Distributors — 1.1%
Applied Industrial Technologies, Inc.	521	98,933
Beacon Roofing Supply, Inc.(1)	482	41,399
Boise Cascade Co.	647	87,934
Core & Main, Inc., Class A(1)	1,266	60,426
Fastenal Co.	6,305	460,328
Ferguson PLC	529	111,857
FTAI Aviation Ltd.	189	10,639
MSC Industrial Direct Co., Inc., Class A	557	56,223
SiteOne Landscape Supply, Inc.(1)	355	59,810
United Rentals, Inc.	751	520,646
99

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Watsco, Inc.	148	$58,330
WESCO International, Inc.	627	93,730
WW Grainger, Inc.	491	477,969
		2,138,224
Water Utilities — 0.0%
American Water Works Co., Inc.	367	43,504
Essential Utilities, Inc.	119	4,139
		47,643
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	2,776	453,321
TOTAL COMMON STOCKS (Cost $171,838,310)		200,893,950
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	78,438	78,438
State Street Navigator Securities Lending Government Money Market Portfolio(3)	124,605	124,605
TOTAL SHORT-TERM INVESTMENTS (Cost $203,043)		203,043
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $172,041,353)		201,096,993
OTHER ASSETS AND LIABILITIES — 0.1%		142,392
TOTAL NET ASSETS — 100.0%		$201,239,385

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $120,907. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $124,605.

See Notes to Financial Statements.
100

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.1%
Huntington Ingalls Industries, Inc.	11,014	$3,211,903
Air Freight and Logistics — 2.1%
Expeditors International of Washington, Inc.	86,373	10,330,211
FedEx Corp.	80,228	19,974,365
United Parcel Service, Inc., Class B	190,338	28,219,512
		58,524,088
Automobile Components — 0.4%
Autoliv, Inc.	40,389	4,686,336
BorgWarner, Inc.	115,751	3,603,328
Lear Corp.	27,654	3,798,277
		12,087,941
Automobiles — 1.4%
Ford Motor Co.	1,291,584	16,067,305
General Motors Co.	434,930	17,823,431
Harley-Davidson, Inc.	29,760	1,079,395
Thor Industries, Inc.	24,097	3,088,754
		38,058,885
Banks — 6.0%
Bank OZK	56,713	2,484,029
BOK Financial Corp.	5,386	457,864
Cadence Bank	86,192	2,385,795
Comerica, Inc.	87,779	4,334,527
Commerce Bancshares, Inc.	63,159	3,286,794
Cullen/Frost Bankers, Inc.	28,101	3,049,239
East West Bancorp, Inc.	98,573	7,182,029
Fifth Third Bancorp	342,627	11,765,811
Hancock Whitney Corp.	15,171	661,456
Huntington Bancshares, Inc.	584,026	7,615,699
JPMorgan Chase & Co.	381,660	71,011,660
KeyCorp	281,335	4,014,650
PNC Financial Services Group, Inc.	12,979	1,910,509
Popular, Inc.	43,022	3,600,081
Regions Financial Corp.	216,947	4,041,723
Synovus Financial Corp.	89,348	3,389,863
U.S. Bancorp	123,272	5,172,493
Webster Financial Corp.	8,379	399,176
Wells Fargo & Co.	401,774	22,334,617
Western Alliance Bancorp	76,113	4,394,003
Wintrust Financial Corp.	35,060	3,378,031
Zions Bancorp NA	100,354	3,956,958
		170,827,007
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	3,616	3,040,333
Molson Coors Beverage Co., Class B	20,727	1,293,779
National Beverage Corp.(1)	7,914	416,593
		4,750,705
Biotechnology — 1.1%
Gilead Sciences, Inc.	350,406	25,264,273
101

Avantis U.S. Large Cap Value ETF
	Shares	Value
Vertex Pharmaceuticals, Inc.(1)	16,910	$7,114,713
		32,378,986
Broadline Retail — 2.8%
Amazon.com, Inc.(1)	323,357	57,156,583
Dillard's, Inc., Class A(2)	1,516	628,731
Macy's, Inc.	171,307	2,987,594
MercadoLibre, Inc.(1)	12,162	19,402,039
		80,174,947
Building Products — 2.0%
A O Smith Corp.	52,468	4,349,597
Advanced Drainage Systems, Inc.	42,210	6,890,360
Armstrong World Industries, Inc.	9,768	1,178,118
Builders FirstSource, Inc.(1)	70,570	13,773,853
Carlisle Cos., Inc.	25,201	8,820,350
Owens Corning	55,290	8,281,336
Simpson Manufacturing Co., Inc.	20,209	4,217,214
Trex Co., Inc.(1)	52,810	4,845,846
UFP Industries, Inc.	44,676	5,121,210
		57,477,884
Capital Markets — 2.4%
Ameriprise Financial, Inc.	44,594	18,165,812
Bank of New York Mellon Corp.	90,711	5,087,980
Charles Schwab Corp.	238,855	15,950,737
Evercore, Inc., Class A	7,519	1,406,654
Goldman Sachs Group, Inc.	22,192	8,633,798
Jefferies Financial Group, Inc.	61,766	2,583,054
Morgan Stanley	71,677	6,167,089
Northern Trust Corp.	48,301	3,966,961
Raymond James Financial, Inc.	28,680	3,450,778
Stifel Financial Corp.	27,186	2,062,330
		67,475,193
Chemicals — 2.2%
CF Industries Holdings, Inc.	115,954	9,359,807
Chemours Co.	61,106	1,201,955
Dow, Inc.	168,614	9,422,150
Eastman Chemical Co.	49,688	4,359,625
LyondellBasell Industries NV, Class A	116,308	11,663,366
Mosaic Co.	208,146	6,485,829
NewMarket Corp.	4,880	3,131,350
Olin Corp.	96,995	5,218,331
RPM International, Inc.	61,628	7,108,790
Westlake Corp.	20,470	2,839,394
		60,790,597
Construction and Engineering — 0.3%
EMCOR Group, Inc.	22,251	6,976,134
Construction Materials — 0.3%
Eagle Materials, Inc.	23,711	6,011,924
Martin Marietta Materials, Inc.	3,784	2,186,055
		8,197,979
Consumer Finance — 2.5%
Ally Financial, Inc.	199,829	7,391,675
102

Avantis U.S. Large Cap Value ETF
	Shares	Value
American Express Co.	72,574	$15,924,187
Capital One Financial Corp.	121,130	16,668,699
Credit Acceptance Corp.(1)	3,322	1,839,059
Discover Financial Services	130,815	15,789,371
OneMain Holdings, Inc.	83,502	3,943,799
Synchrony Financial	242,779	10,026,773
		71,583,563
Consumer Staples Distribution & Retail — 5.5%
BJ's Wholesale Club Holdings, Inc.(1)	17,069	1,246,720
Casey's General Stores, Inc.	21,568	6,567,240
Costco Wholesale Corp.	82,138	61,101,637
Dollar Tree, Inc.(1)	30,923	4,535,786
Kroger Co.	329,248	16,333,993
Sprouts Farmers Market, Inc.(1)	89,764	5,604,864
Target Corp.	140,081	21,421,187
Walmart, Inc.	672,912	39,439,372
		156,250,799
Containers and Packaging — 0.9%
Graphic Packaging Holding Co.	154,747	4,015,685
International Paper Co.	104,372	3,690,594
Packaging Corp. of America	53,096	9,620,464
Sonoco Products Co.	31,009	1,757,590
Westrock Co.	158,916	7,197,306
		26,281,639
Distributors — 0.2%
Pool Corp.	15,313	6,096,412
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,616,264	27,363,349
Frontier Communications Parent, Inc.(1)	163,563	3,873,172
Iridium Communications, Inc.	4,507	130,478
Verizon Communications, Inc.	968,496	38,759,210
		70,126,209
Electrical Equipment — 0.3%
Acuity Brands, Inc.	17,367	4,363,285
Atkore, Inc.	27,974	4,738,796
		9,102,081
Electronic Equipment, Instruments and Components — 1.0%
Arrow Electronics, Inc.(1)	3,646	428,405
Corning, Inc.	276,408	8,911,394
Insight Enterprises, Inc.(1)	22,818	4,289,784
Jabil, Inc.	80,621	11,616,680
TD SYNNEX Corp.	15,639	1,624,892
		26,871,155
Energy Equipment and Services — 1.1%
Baker Hughes Co.	294,377	8,710,616
ChampionX Corp.	104,766	3,254,032
Halliburton Co.	217,574	7,630,320
Patterson-UTI Energy, Inc.	27,590	319,216
TechnipFMC PLC	245,242	5,319,299
Valaris Ltd.(1)	8,182	515,875
Weatherford International PLC(1)	44,312	4,546,854
		30,296,212
103

Avantis U.S. Large Cap Value ETF
	Shares	Value
Financial Services — 0.6%
Enact Holdings, Inc.	3,359	$93,111
Essent Group Ltd.	27,163	1,455,122
MGIC Investment Corp.	158,722	3,156,981
Visa, Inc., Class A	41,560	11,746,518
		16,451,732
Food Products — 0.6%
Archer-Daniels-Midland Co.	91,138	4,840,339
Bunge Global SA	76,467	7,216,191
Hershey Co.	3,598	676,136
Ingredion, Inc.	32,348	3,805,095
		16,537,761
Ground Transportation — 4.3%
CSX Corp.	695,680	26,394,099
Hertz Global Holdings, Inc.(1)	58,959	462,828
JB Hunt Transport Services, Inc.	45,618	9,411,450
Landstar System, Inc.	25,696	4,887,379
Norfolk Southern Corp.	72,826	18,452,652
Old Dominion Freight Line, Inc.	25,966	11,489,436
Ryder System, Inc.	24,616	2,808,686
Saia, Inc.(1)	11,310	6,507,774
Schneider National, Inc., Class B	2,967	69,873
U-Haul Holding Co.(1)(2)	8,888	572,209
U-Haul Holding Co.	51,799	3,292,862
Union Pacific Corp.	147,906	37,522,273
		121,871,521
Health Care Equipment and Supplies — 0.1%
IDEXX Laboratories, Inc.(1)	5,711	3,285,139
Health Care Providers and Services — 1.3%
Centene Corp.(1)	136,402	10,698,009
Ensign Group, Inc.	17,164	2,144,127
Humana, Inc.	37,127	13,006,331
Molina Healthcare, Inc.(1)	29,961	11,801,937
		37,650,404
Hotels, Restaurants and Leisure — 2.1%
Boyd Gaming Corp.	55,609	3,677,423
Carnival Corp.(1)	453,284	7,189,084
Chipotle Mexican Grill, Inc.(1)	6,385	17,167,797
Darden Restaurants, Inc.	46,122	7,873,487
Las Vegas Sands Corp.	57,422	3,130,647
Norwegian Cruise Line Holdings Ltd.(1)	127,939	2,480,737
Royal Caribbean Cruises Ltd.(1)	99,128	12,227,439
Texas Roadhouse, Inc.	42,771	6,388,704
		60,135,318
Household Durables — 2.2%
DR Horton, Inc.	66,296	9,907,274
Installed Building Products, Inc.	8,776	2,096,850
KB Home	5,836	387,685
Lennar Corp., B Shares	5,028	740,976
Lennar Corp., Class A	90,495	14,344,362
Meritage Homes Corp.	19,139	3,017,455
104

Avantis U.S. Large Cap Value ETF
	Shares	Value
Mohawk Industries, Inc.(1)	16,574	$1,966,008
NVR, Inc.(1)	1,166	8,891,415
PulteGroup, Inc.	104,636	11,340,450
Taylor Morrison Home Corp.(1)	62,318	3,527,822
Toll Brothers, Inc.	49,488	5,673,304
		61,893,601
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	408,316	6,206,403
Vistra Corp.	233,435	12,731,545
		18,937,948
Insurance — 4.5%
Aflac, Inc.	67,467	5,447,286
American Financial Group, Inc.	41,224	5,263,068
American International Group, Inc.	260,598	18,994,988
Arch Capital Group Ltd.(1)	123,975	10,858,970
Axis Capital Holdings Ltd.	50,379	3,152,214
CNA Financial Corp.	8,441	370,982
Everest Group Ltd.	17,684	6,523,274
Globe Life, Inc.	12,552	1,593,225
Hartford Financial Services Group, Inc.	159,985	15,332,963
Old Republic International Corp.	76,482	2,214,919
Primerica, Inc.	25,720	6,308,087
Prudential Financial, Inc.	140,301	15,291,406
Reinsurance Group of America, Inc.	37,744	6,675,026
RenaissanceRe Holdings Ltd.	9,154	2,058,002
Travelers Cos., Inc.	100,899	22,294,643
Unum Group	89,957	4,448,374
		126,827,427
Interactive Media and Services — 5.3%
Alphabet, Inc., Class A(1)	248,113	34,353,726
Alphabet, Inc., Class C(1)	209,367	29,265,319
Meta Platforms, Inc., Class A	174,805	85,677,175
		149,296,220
IT Services — 0.0%
DXC Technology Co.(1)	4,518	98,763
Leisure Products — 0.2%
Brunswick Corp.	40,005	3,496,437
Polaris, Inc.	31,263	2,898,393
		6,394,830
Life Sciences Tools and Services — 0.1%
Illumina, Inc.(1)	27,082	3,786,876
Machinery — 4.3%
AGCO Corp.	41,976	4,604,767
Caterpillar, Inc.	122,438	40,889,395
Cummins, Inc.	40,193	10,796,242
Deere & Co.	76,529	27,936,912
Donaldson Co., Inc.	76,512	5,479,789
Lincoln Electric Holdings, Inc.	17,149	4,400,433
Mueller Industries, Inc.	68,001	3,493,891
PACCAR, Inc.	195,953	21,729,228
Timken Co.	23,881	2,005,765
		121,336,422
105

Avantis U.S. Large Cap Value ETF
	Shares	Value
Media — 1.5%
Comcast Corp., Class A	860,851	$36,887,465
Fox Corp., Class A	132,917	3,959,597
Fox Corp., Class B	67,888	1,858,774
		42,705,836
Metals and Mining — 2.4%
Alpha Metallurgical Resources, Inc.	3,471	1,309,435
ATI, Inc.(1)	36,329	1,786,660
Cleveland-Cliffs, Inc.(1)	338,917	7,049,473
Commercial Metals Co.	79,357	4,285,278
Freeport-McMoRan, Inc.	193,285	7,308,106
Nucor Corp.	103,685	19,938,625
Reliance, Inc.	26,813	8,612,872
Steel Dynamics, Inc.	89,129	11,927,243
U.S. Steel Corp.	136,726	6,472,609
		68,690,301
Oil, Gas and Consumable Fuels — 13.5%
Antero Midstream Corp.	153,968	2,063,171
Antero Resources Corp.(1)	156,214	4,014,700
APA Corp.	154,731	4,609,436
Cheniere Energy, Inc.	78,496	12,182,579
Chesapeake Energy Corp.	64,966	5,377,885
Chevron Corp.	262,607	39,918,890
Chord Energy Corp.	22,615	3,673,807
Civitas Resources, Inc.	53,000	3,640,040
ConocoPhillips	262,359	29,525,882
Coterra Energy, Inc.	350,965	9,047,878
Devon Energy Corp.	281,004	12,381,036
Diamondback Energy, Inc.	78,250	14,282,190
EnLink Midstream LLC(1)	133,251	1,642,985
EOG Resources, Inc.	164,431	18,820,772
EQT Corp.	178,484	6,630,681
Exxon Mobil Corp.	492,602	51,486,761
Hess Corp.	99,829	14,550,077
Hess Midstream LP, Class A	32,687	1,114,300
HF Sinclair Corp.	84,516	4,690,638
Magnolia Oil & Gas Corp., Class A	13,426	304,502
Marathon Oil Corp.	319,493	7,747,705
Marathon Petroleum Corp.	125,580	21,251,903
Matador Resources Co.	63,693	4,022,213
Murphy Oil Corp.	93,363	3,703,710
New Fortress Energy, Inc.(2)	59,510	2,091,777
Occidental Petroleum Corp.	226,250	13,713,013
ONEOK, Inc.	7,725	580,302
Ovintiv, Inc.	153,235	7,571,341
PBF Energy, Inc., Class A	64,716	3,022,237
Permian Resources Corp.	252,090	3,922,520
Phillips 66	112,086	15,973,376
Pioneer Natural Resources Co.	38,997	9,171,704
Range Resources Corp.	153,238	4,845,386
SM Energy Co.	8,045	352,130
106

Avantis U.S. Large Cap Value ETF
	Shares	Value
Southwestern Energy Co.(1)	538,428	$3,752,843
Targa Resources Corp.	95,257	9,358,048
Texas Pacific Land Corp.	2,536	3,995,265
Valero Energy Corp.	109,196	15,446,866
Williams Cos., Inc.	344,611	12,385,319
		382,865,868
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(1)	74,737	2,794,416
Southwest Airlines Co.	253,978	8,703,826
United Airlines Holdings, Inc.(1)	205,130	9,331,364
		20,829,606
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	263,208	13,357,806
Jazz Pharmaceuticals PLC(1)	37,668	4,478,725
Johnson & Johnson	324,544	52,374,911
Viatris, Inc.	511,197	6,323,507
		76,534,949
Professional Services — 0.3%
Paychex, Inc.	14,675	1,799,448
Paycom Software, Inc.	1,134	206,830
Robert Half, Inc.	72,245	5,808,498
TriNet Group, Inc.(1)	1,552	198,672
		8,013,448
Semiconductors and Semiconductor Equipment — 5.0%
Amkor Technology, Inc.	89,555	2,777,996
Applied Materials, Inc.	203,565	41,042,775
Enphase Energy, Inc.(1)	25,165	3,196,207
First Solar, Inc.(1)	19,386	2,983,312
Lam Research Corp.	37,364	35,056,773
ON Semiconductor Corp.(1)	20,861	1,646,350
QUALCOMM, Inc.	203,369	32,089,594
Skyworks Solutions, Inc.	42,264	4,434,339
Texas Instruments, Inc.	107,096	17,920,374
		141,147,720
Software — 0.2%
Qualys, Inc.(1)	25,195	4,330,013
Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A(1)	23,750	3,034,300
Academy Sports & Outdoors, Inc.	29,144	2,177,640
Advance Auto Parts, Inc.	3,437	232,135
Best Buy Co., Inc.	99,813	8,072,875
Burlington Stores, Inc.(1)	32,599	6,686,055
CarMax, Inc.(1)	13,697	1,082,063
Dick's Sporting Goods, Inc.	39,469	7,021,140
Floor & Decor Holdings, Inc., Class A(1)	33,852	4,100,154
Gap, Inc.	148,535	2,813,253
Murphy USA, Inc.	12,454	5,193,443
Ross Stores, Inc.	114,908	17,116,696
TJX Cos., Inc.	256,466	25,426,039
Tractor Supply Co.	43,382	11,032,910
Ulta Beauty, Inc.(1)	23,175	12,712,878
107

Avantis U.S. Large Cap Value ETF
	Shares	Value
Williams-Sonoma, Inc.	43,024	$10,133,443
		116,835,024
Technology Hardware, Storage and Peripherals — 2.8%
Apple, Inc.	436,514	78,899,905
Textiles, Apparel and Luxury Goods — 2.1%
Capri Holdings Ltd.(1)	37,628	1,735,780
Columbia Sportswear Co.	3,374	278,996
Crocs, Inc.(1)	34,962	4,274,104
Deckers Outdoor Corp.(1)	12,927	11,577,292
Levi Strauss & Co., Class A	22,639	411,351
Lululemon Athletica, Inc.(1)	36,662	17,124,453
NIKE, Inc., Class B	94,057	9,775,344
PVH Corp.	27,448	3,751,318
Ralph Lauren Corp.	14,930	2,775,786
Skechers USA, Inc., Class A(1)	53,910	3,332,177
Tapestry, Inc.	114,413	5,438,050
VF Corp.	4,800	78,432
		60,553,083
Trading Companies and Distributors — 2.2%
Applied Industrial Technologies, Inc.	6,988	1,326,951
Boise Cascade Co.	20,782	2,824,482
Fastenal Co.	231,042	16,868,376
MSC Industrial Direct Co., Inc., Class A	28,919	2,919,084
United Rentals, Inc.	26,862	18,622,619
WESCO International, Inc.	15,924	2,380,479
WW Grainger, Inc.	18,781	18,282,552
		63,224,543
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	115,823	18,913,896
TOTAL COMMON STOCKS (Cost $2,501,484,413)		2,825,588,473
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,515,313	6,515,313
State Street Navigator Securities Lending Government Money Market Portfolio(3)	447,280	447,280
TOTAL SHORT-TERM INVESTMENTS (Cost $6,962,593)		6,962,593
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,508,447,006)		2,832,551,066
OTHER ASSETS AND LIABILITIES — 0.0%		(261,407)
TOTAL NET ASSETS — 100.0%		$2,832,289,659

108

Avantis U.S. Large Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $437,932. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $447,280.

See Notes to Financial Statements.
109

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.5%
Axon Enterprise, Inc.(1)	110	$33,811
BWX Technologies, Inc.	220	22,183
Hexcel Corp.	165	12,286
Howmet Aerospace, Inc.	726	48,315
Huntington Ingalls Industries, Inc.	77	22,455
Leonardo DRS, Inc.(1)	110	2,498
Textron, Inc.	462	41,150
Woodward, Inc.	121	17,120
		199,818
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	187	13,853
Expeditors International of Washington, Inc.	385	46,046
		59,899
Automobile Components — 1.0%
Aptiv PLC(1)	605	48,092
Autoliv, Inc.	187	21,698
BorgWarner, Inc.	572	17,806
Gentex Corp.	561	20,493
Lear Corp.	143	19,641
		127,730
Automobiles — 0.3%
Lucid Group, Inc.(1)	1,012	3,339
Rivian Automotive, Inc., Class A(1)	1,925	21,791
Thor Industries, Inc.	132	16,920
		42,050
Banks — 4.3%
Bank OZK	264	11,563
BOK Financial Corp.	55	4,676
Citizens Financial Group, Inc.	1,034	32,457
Columbia Banking System, Inc.	473	8,561
Comerica, Inc.	374	18,468
Commerce Bancshares, Inc.	253	13,166
Cullen/Frost Bankers, Inc.	143	15,517
East West Bancorp, Inc.	363	26,448
Fifth Third Bancorp	1,672	57,416
First Citizens BancShares, Inc., Class A	33	51,936
First Horizon Corp.	748	10,547
Huntington Bancshares, Inc.	3,509	45,757
KeyCorp	2,244	32,022
M&T Bank Corp.	385	53,800
Pinnacle Financial Partners, Inc.	209	17,288
Popular, Inc.	187	15,648
Prosperity Bancshares, Inc.	176	10,984
Regions Financial Corp.	2,255	42,011
SouthState Corp.	176	14,791
Webster Financial Corp.	440	20,962
Western Alliance Bancorp	330	19,051
Wintrust Financial Corp.	165	15,898
110

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Zions Bancorp NA	462	$18,217
		557,184
Beverages — 0.4%
Brown-Forman Corp., Class A	88	5,275
Brown-Forman Corp., Class B	55	3,313
Coca-Cola Consolidated, Inc.	11	9,249
Molson Coors Beverage Co., Class B	429	26,778
National Beverage Corp.(1)	55	2,895
		47,510
Biotechnology — 1.6%
Biogen, Inc.(1)	64	13,887
BioMarin Pharmaceutical, Inc.(1)	363	31,320
Exelixis, Inc.(1)	671	14,695
Halozyme Therapeutics, Inc.(1)	319	12,699
Incyte Corp.(1)	319	18,617
Karuna Therapeutics, Inc.(1)	33	10,361
Moderna, Inc.(1)	462	42,615
Neurocrine Biosciences, Inc.(1)	220	28,688
United Therapeutics Corp.(1)	110	24,821
Vaxcyte, Inc.(1)	165	12,180
		209,883
Broadline Retail — 0.1%
Dillard's, Inc., Class A	11	4,562
Ollie's Bargain Outlet Holdings, Inc.(1)	143	11,464
		16,026
Building Products — 2.9%
A O Smith Corp.	297	24,621
Advanced Drainage Systems, Inc.	198	32,322
Allegion PLC	187	23,912
Builders FirstSource, Inc.(1)	286	55,822
Carlisle Cos., Inc.	132	46,200
Fortune Brands Innovations, Inc.	286	23,263
Lennox International, Inc.	88	41,466
Masco Corp.	209	16,043
Owens Corning	253	37,894
Simpson Manufacturing Co., Inc.	110	22,955
Trex Co., Inc.(1)	253	23,215
UFP Industries, Inc.	176	20,175
Zurn Elkay Water Solutions Corp.	352	11,176
		379,064
Capital Markets — 5.1%
Affiliated Managers Group, Inc.	66	10,316
Carlyle Group, Inc.	561	25,722
Cboe Global Markets, Inc.	220	42,240
Coinbase Global, Inc., Class A(1)	363	73,892
Evercore, Inc., Class A	99	18,521
FactSet Research Systems, Inc.	88	40,707
Franklin Resources, Inc.	638	17,513
Freedom Holding Corp.(1)	33	2,525
Hamilton Lane, Inc., Class A	110	12,634
Invesco Ltd.	726	11,188
Jefferies Financial Group, Inc.	352	14,721
111

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
LPL Financial Holdings, Inc.	198	$53,042
MarketAxess Holdings, Inc.	44	9,390
Morningstar, Inc.	55	16,422
Nasdaq, Inc.	814	45,747
Northern Trust Corp.	495	40,654
Raymond James Financial, Inc.	484	58,235
SEI Investments Co.	286	19,234
State Street Corp.	693	51,095
Stifel Financial Corp.	231	17,524
T Rowe Price Group, Inc.	506	57,355
Tradeweb Markets, Inc., Class A	231	24,444
		663,121
Chemicals — 3.4%
Albemarle Corp.	264	36,392
Axalta Coating Systems Ltd.(1)	451	14,761
CF Industries Holdings, Inc.	517	41,732
Corteva, Inc.	155	8,296
DuPont de Nemours, Inc.	825	57,082
Eastman Chemical Co.	308	27,024
FMC Corp.	143	8,064
International Flavors & Fragrances, Inc.	275	20,763
LyondellBasell Industries NV, Class A	660	66,185
Mosaic Co.	583	18,166
NewMarket Corp.	22	14,117
Olin Corp.	286	15,387
PPG Industries, Inc.	484	68,534
RPM International, Inc.	308	35,528
Westlake Corp.	88	12,206
		444,237
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc.(1)	132	24,037
MSA Safety, Inc.	88	16,205
Rollins, Inc.	539	23,754
		63,996
Communications Equipment — 0.3%
Ciena Corp.(1)	308	17,550
F5, Inc.(1)	132	24,713
		42,263
Construction and Engineering — 1.2%
AECOM	253	22,474
API Group Corp.(1)	407	14,265
Comfort Systems USA, Inc.	88	26,904
EMCOR Group, Inc.	132	41,385
Fluor Corp.(1)	429	15,787
Quanta Services, Inc.	81	19,562
WillScot Mobile Mini Holdings Corp.(1)	429	20,485
		160,862
Construction Materials — 1.3%
Eagle Materials, Inc.	88	22,312
Martin Marietta Materials, Inc.	132	76,258
Vulcan Materials Co.	286	76,033
		174,603
112

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Consumer Finance — 1.6%
Ally Financial, Inc.	737	$27,262
Credit Acceptance Corp.(1)	11	6,090
Discover Financial Services	660	79,662
FirstCash Holdings, Inc.	88	10,076
OneMain Holdings, Inc.	308	14,547
SoFi Technologies, Inc.(1)	2,178	19,558
Synchrony Financial	1,067	44,067
		201,262
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings, Inc.(1)	297	21,693
Casey's General Stores, Inc.	99	30,144
Dollar General Corp.	242	35,165
Dollar Tree, Inc.(1)	253	37,110
Performance Food Group Co.(1)	330	25,334
U.S. Foods Holding Corp.(1)	440	22,348
		171,794
Containers and Packaging — 2.3%
Amcor PLC	2,772	25,114
AptarGroup, Inc.	154	21,631
Avery Dennison Corp.	176	38,109
Ball Corp.	605	38,732
Berry Global Group, Inc.	231	13,446
Crown Holdings, Inc.	253	19,385
Graphic Packaging Holding Co.	616	15,985
International Paper Co.	825	29,172
Packaging Corp. of America	242	43,848
Sealed Air Corp.	187	6,521
Sonoco Products Co.	220	12,470
Westrock Co.	726	32,881
		297,294
Distributors — 0.7%
Genuine Parts Co.	231	34,479
LKQ Corp.	407	21,282
Pool Corp.	88	35,035
		90,796
Diversified Consumer Services — 0.4%
ADT, Inc.	726	5,271
Bright Horizons Family Solutions, Inc.(1)	121	13,898
H&R Block, Inc.	374	18,307
Service Corp. International	242	17,712
		55,188
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	341	8,075
Iridium Communications, Inc.	132	3,821
		11,896
Electric Utilities — 1.3%
Alliant Energy Corp.	341	16,283
Avangrid, Inc.	55	1,712
Entergy Corp.	352	35,753
Evergy, Inc.	275	13,623
113

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
FirstEnergy Corp.	605	$22,149
IDACORP, Inc.	55	4,846
NRG Energy, Inc.	374	20,690
OGE Energy Corp.	385	12,670
Pinnacle West Capital Corp.	198	13,529
PPL Corp.	781	20,595
		161,850
Electrical Equipment — 1.9%
Acuity Brands, Inc.	77	19,345
Atkore, Inc.	99	16,771
Generac Holdings, Inc.(1)	110	12,376
Hubbell, Inc.	121	46,061
NEXTracker, Inc., Class A(1)	247	13,891
Rockwell Automation, Inc.	220	62,718
Sensata Technologies Holding PLC	275	9,466
Vertiv Holdings Co.	957	64,712
		245,340
Electronic Equipment, Instruments and Components — 3.2%
Arrow Electronics, Inc.(1)	132	15,510
CDW Corp.	330	81,249
Cognex Corp.	286	11,283
Coherent Corp.(1)	308	18,320
Corning, Inc.	1,903	61,353
Fabrinet(1)	99	21,341
Flex Ltd.(1)	1,188	33,442
Insight Enterprises, Inc.(1)	88	16,544
Jabil, Inc.	407	58,645
Keysight Technologies, Inc.(1)	374	57,708
Littelfuse, Inc.	55	13,103
TD SYNNEX Corp.	121	12,572
Vontier Corp.	352	15,136
		416,206
Energy Equipment and Services — 1.0%
ChampionX Corp.	583	18,108
NOV, Inc.	990	16,731
Patterson-UTI Energy, Inc.	1,254	14,509
TechnipFMC PLC	1,353	29,347
Transocean Ltd.(1)	1,958	9,183
Valaris Ltd.(1)	187	11,790
Weatherford International PLC(1)	231	23,703
		123,371
Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One, Class A(1)	44	2,884
Liberty Media Corp.-Liberty Formula One, Class C(1)	396	28,813
Live Nation Entertainment, Inc.(1)	154	14,935
Roku, Inc.(1)	275	17,375
Take-Two Interactive Software, Inc.(1)	308	45,254
Warner Bros Discovery, Inc.(1)	3,256	28,620
		137,881
Financial Services — 2.3%
Affirm Holdings, Inc.(1)	528	19,811
Block, Inc.(1)	550	43,709
114

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Enact Holdings, Inc.	66	$1,830
Equitable Holdings, Inc.	902	30,884
Essent Group Ltd.	253	13,553
Fidelity National Information Services, Inc.	1,023	70,781
FleetCor Technologies, Inc.(1)	154	43,008
Jack Henry & Associates, Inc.	165	28,672
MGIC Investment Corp.	726	14,440
Voya Financial, Inc.	242	16,543
WEX, Inc.(1)	88	19,336
		302,567
Food Products — 1.4%
Campbell Soup Co.	242	10,319
Darling Ingredients, Inc.(1)	275	11,635
Flowers Foods, Inc.	253	5,672
Hormel Foods Corp.	572	20,203
Ingredion, Inc.	143	16,821
J M Smucker Co.	143	17,184
Kellanova	363	20,020
Lamb Weston Holdings, Inc.	220	22,486
Lancaster Colony Corp.	22	4,552
McCormick & Co., Inc.	286	19,694
Pilgrim's Pride Corp.(1)	88	2,802
Post Holdings, Inc.(1)	99	10,312
Tyson Foods, Inc., Class A	440	23,866
		185,566
Gas Utilities — 0.3%
Atmos Energy Corp.	297	33,534
National Fuel Gas Co.	198	9,651
		43,185
Ground Transportation — 1.5%
JB Hunt Transport Services, Inc.	209	43,119
Knight-Swift Transportation Holdings, Inc.	264	14,874
Landstar System, Inc.	88	16,738
Ryder System, Inc.	143	16,316
Saia, Inc.(1)	77	44,306
U-Haul Holding Co.(1)	22	1,416
U-Haul Holding Co.	253	16,083
XPO, Inc.(1)	297	35,735
		188,587
Health Care Equipment and Supplies — 2.3%
Align Technology, Inc.(1)	154	46,573
Baxter International, Inc.	682	27,907
Cooper Cos., Inc.	264	24,710
DENTSPLY SIRONA, Inc.	308	10,065
GE HealthCare Technologies, Inc.	260	23,733
Globus Medical, Inc., Class A(1)	231	12,472
Haemonetics Corp.(1)	110	8,028
Hologic, Inc.(1)	352	25,978
ResMed, Inc.	154	26,753
STERIS PLC	209	48,678
Teleflex, Inc.	55	12,253
115

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Zimmer Biomet Holdings, Inc.	275	$34,199
		301,349
Health Care Providers and Services — 1.5%
Chemed Corp.	33	20,662
DaVita, Inc.(1)	110	13,967
Encompass Health Corp.	209	15,550
Ensign Group, Inc.	132	16,489
Laboratory Corp. of America Holdings	165	35,612
Molina Healthcare, Inc.(1)	143	56,329
Tenet Healthcare Corp.(1)	187	17,391
Universal Health Services, Inc., Class B	110	18,377
		194,377
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	253	57,054
Hotels, Restaurants and Leisure — 2.9%
Aramark	484	14,680
Boyd Gaming Corp.	132	8,729
Caesars Entertainment, Inc.(1)	385	16,736
Carnival Corp.(1)	3,190	50,593
Choice Hotels International, Inc.	66	7,388
Churchill Downs, Inc.	99	12,065
Darden Restaurants, Inc.	275	46,945
Expedia Group, Inc.(1)	275	37,626
Hyatt Hotels Corp., Class A	66	10,137
International Game Technology PLC	220	5,977
Light & Wonder, Inc., Class A(1)	187	18,795
Norwegian Cruise Line Holdings Ltd.(1)	990	19,196
Royal Caribbean Cruises Ltd.(1)	671	82,768
Texas Roadhouse, Inc.	132	19,717
Vail Resorts, Inc.	66	15,201
Wyndham Hotels & Resorts, Inc.	165	12,631
		379,184
Household Durables — 1.9%
Garmin Ltd.	341	46,836
Meritage Homes Corp.	99	15,608
Mohawk Industries, Inc.(1)	88	10,439
PulteGroup, Inc.	572	61,993
Taylor Morrison Home Corp.(1)	286	16,191
Tempur Sealy International, Inc.	374	20,372
Toll Brothers, Inc.	286	32,787
TopBuild Corp.(1)	66	26,557
Whirlpool Corp.	110	11,813
		242,596
Household Products — 0.6%
Church & Dwight Co., Inc.	517	51,762
Clorox Co.	165	25,296
		77,058
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	836	12,707
Brookfield Renewable Corp., Class A	22	522
Clearway Energy, Inc., Class A	55	1,115
116

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Clearway Energy, Inc., Class C	99	$2,158
Vistra Corp.	1,078	58,794
		75,296
Insurance — 5.9%
American Financial Group, Inc.	176	22,470
Arch Capital Group Ltd.(1)	825	72,262
Assurant, Inc.	121	21,955
Axis Capital Holdings Ltd.	220	13,765
Brown & Brown, Inc.	407	34,273
Cincinnati Financial Corp.	341	38,874
CNA Financial Corp.	55	2,417
Erie Indemnity Co., Class A	66	26,854
Everest Group Ltd.	99	36,519
Fidelity National Financial, Inc.	594	30,045
First American Financial Corp.	231	13,493
Globe Life, Inc.	220	27,925
Hartford Financial Services Group, Inc.	803	76,959
Kinsale Capital Group, Inc.	66	34,068
Loews Corp.	429	32,231
Markel Group, Inc.(1)	33	49,252
Old Republic International Corp.	616	17,839
Primerica, Inc.	99	24,281
Principal Financial Group, Inc.	539	43,584
Reinsurance Group of America, Inc.	154	27,235
RenaissanceRe Holdings Ltd.	110	24,730
RLI Corp.	99	14,499
Ryan Specialty Holdings, Inc.(1)	187	9,795
Selective Insurance Group, Inc.	132	13,791
Unum Group	418	20,670
W R Berkley Corp.	451	37,704
		767,490
Interactive Media and Services — 0.4%
Pinterest, Inc., Class A(1)	1,232	45,214
IT Services — 1.3%
Akamai Technologies, Inc.(1)	385	42,704
EPAM Systems, Inc.(1)	99	30,136
Gartner, Inc.(1)	165	76,817
Twilio, Inc., Class A(1)	363	21,631
		171,288
Leisure Products — 0.5%
Brunswick Corp.	165	14,421
Hasbro, Inc.	264	13,277
Mattel, Inc.(1)	869	17,119
Polaris, Inc.	154	14,277
		59,094
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	429	58,927
Bio-Rad Laboratories, Inc., Class A(1)	33	10,754
Bruker Corp.	132	11,423
Charles River Laboratories International, Inc.(1)	99	25,165
Illumina, Inc.(1)	154	21,534
117

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Medpace Holdings, Inc.(1)	55	$21,864
Repligen Corp.(1)	99	19,205
Waters Corp.(1)	121	40,828
West Pharmaceutical Services, Inc.	154	55,187
		264,887
Machinery — 5.0%
AGCO Corp.	165	18,100
Allison Transmission Holdings, Inc.	220	16,573
Crane Co.	110	13,372
Cummins, Inc.	308	82,732
Donaldson Co., Inc.	286	20,483
Dover Corp.	286	47,299
Esab Corp.	110	10,903
Flowserve Corp.	275	11,638
Graco, Inc.	407	37,143
IDEX Corp.	143	33,734
Ingersoll Rand, Inc.	737	67,310
ITT, Inc.	198	24,976
Lincoln Electric Holdings, Inc.	132	33,871
Mueller Industries, Inc.	297	15,260
Oshkosh Corp.	165	18,292
Pentair PLC	319	24,815
RBC Bearings, Inc.(1)	55	15,006
Snap-on, Inc.	121	33,355
Timken Co.	165	13,858
Toro Co.	143	13,200
Watts Water Technologies, Inc., Class A	55	11,217
Westinghouse Air Brake Technologies Corp.	308	43,517
Xylem, Inc.	363	46,119
		652,773
Marine Transportation — 0.1%
Kirby Corp.(1)	143	12,544
Media — 1.2%
Fox Corp., Class A	693	20,644
Fox Corp., Class B	352	9,638
Interpublic Group of Cos., Inc.	539	16,925
Liberty Broadband Corp., Class A(1)	44	2,647
Liberty Broadband Corp., Class C(1)	253	15,226
New York Times Co., Class A	341	15,099
News Corp., Class A	869	23,359
News Corp., Class B	264	7,389
Nexstar Media Group, Inc., Class A	55	9,139
Omnicom Group, Inc.	286	25,279
Paramount Global, Class B	539	5,951
		151,296
Metals and Mining — 1.6%
Alcoa Corp.	264	7,183
ATI, Inc.(1)	319	15,688
Cleveland-Cliffs, Inc.(1)	1,331	27,685
Commercial Metals Co.	308	16,632
Reliance, Inc.	143	45,935
118

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Royal Gold, Inc.	88	$9,032
Steel Dynamics, Inc.	429	57,409
U.S. Steel Corp.	627	29,682
		209,246
Multi-Utilities — 1.6%
Ameren Corp.	319	22,710
CenterPoint Energy, Inc.	924	25,410
CMS Energy Corp.	385	22,087
Consolidated Edison, Inc.	473	41,250
DTE Energy Co.	242	26,221
NiSource, Inc.	539	14,046
Public Service Enterprise Group, Inc.	825	51,480
		203,204
Oil, Gas and Consumable Fuels — 6.3%
Antero Midstream Corp.	858	11,497
Antero Resources Corp.(1)	825	21,203
APA Corp.	825	24,577
Chesapeake Energy Corp.	363	30,049
Chord Energy Corp.	121	19,656
Civitas Resources, Inc.	297	20,398
Coterra Energy, Inc.	2,024	52,179
Devon Energy Corp.	1,716	75,607
Diamondback Energy, Inc.	539	98,378
DT Midstream, Inc.	242	13,946
EnLink Midstream LLC(1)	737	9,087
EQT Corp.	1,232	45,769
Hess Midstream LP, Class A	154	5,250
HF Sinclair Corp.	473	26,252
Magnolia Oil & Gas Corp., Class A	495	11,227
Marathon Oil Corp.	1,749	42,413
Matador Resources Co.	363	22,923
Murphy Oil Corp.	484	19,200
New Fortress Energy, Inc.	231	8,120
Ovintiv, Inc.	924	45,655
PBF Energy, Inc., Class A	374	17,466
Permian Resources Corp.	1,540	23,962
Range Resources Corp.	737	23,304
SM Energy Co.	407	17,814
Southwestern Energy Co.(1)	3,883	27,065
Targa Resources Corp.	605	59,435
Texas Pacific Land Corp.	22	34,659
Viper Energy, Inc.	154	5,566
		812,657
Passenger Airlines — 1.1%
Delta Air Lines, Inc.	1,419	59,981
Southwest Airlines Co.	1,298	44,483
United Airlines Holdings, Inc.(1)	847	38,530
		142,994
Pharmaceuticals — 0.8%
Catalent, Inc.(1)	330	18,922
Elanco Animal Health, Inc.(1)	1,045	16,605
119

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Jazz Pharmaceuticals PLC(1)	154	$18,311
Royalty Pharma PLC, Class A	506	15,352
Viatris, Inc.	2,893	35,786
		104,976
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp.	319	47,119
Broadridge Financial Solutions, Inc., ADR	253	51,506
Clarivate PLC(1)	649	4,660
Concentrix Corp.	88	6,376
Equifax, Inc.	209	57,180
Genpact Ltd.	286	9,724
Jacobs Solutions, Inc.	231	33,876
KBR, Inc.	275	16,508
Leidos Holdings, Inc.	253	32,348
Paycom Software, Inc.	110	20,063
Paylocity Holding Corp.(1)	88	14,838
Robert Half, Inc.	264	21,226
Science Applications International Corp.	99	13,856
SS&C Technologies Holdings, Inc.	385	24,548
TriNet Group, Inc.(1)	77	9,857
		363,685
Real Estate Management and Development — 1.2%
CBRE Group, Inc., Class A(1)	550	50,539
CoStar Group, Inc.(1)	759	66,056
Jones Lang LaSalle, Inc.(1)	88	16,741
Zillow Group, Inc., Class A(1)	66	3,568
Zillow Group, Inc., Class C(1)	286	16,059
		152,963
Semiconductors and Semiconductor Equipment — 2.9%
Amkor Technology, Inc.	297	9,213
Enphase Energy, Inc.(1)	176	22,354
Entegris, Inc.	374	50,251
First Solar, Inc.(1)	198	30,470
GLOBALFOUNDRIES, Inc.(1)	187	10,223
Lattice Semiconductor Corp.(1)	286	21,911
ON Semiconductor Corp.(1)	1,034	81,603
Onto Innovation, Inc.(1)	121	22,283
Qorvo, Inc.(1)	198	22,681
Rambus, Inc.(1)	231	13,684
Skyworks Solutions, Inc.	374	39,240
Teradyne, Inc.	341	35,324
Universal Display Corp.	99	17,268
		376,505
Software — 2.4%
AppLovin Corp., Class A(1)	462	27,591
Aspen Technology, Inc.(1)	55	10,664
Bentley Systems, Inc., Class B	484	24,863
Bill Holdings, Inc.(1)	220	13,933
Dolby Laboratories, Inc., Class A	143	11,583
Freshworks, Inc., Class A(1)	440	8,994
Guidewire Software, Inc.(1)	154	18,378
120

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Manhattan Associates, Inc.(1)	154	$39,013
MicroStrategy, Inc., Class A(1)	22	22,502
PTC, Inc.(1)	231	42,275
Qualys, Inc.(1)	99	17,014
SentinelOne, Inc., Class A(1)	462	13,015
SPS Commerce, Inc.(1)	77	14,257
UiPath, Inc., Class A(1)	814	19,333
Zoom Video Communications, Inc., Class A(1)	462	32,677
		316,092
Specialty Retail — 2.8%
AutoNation, Inc.(1)	77	11,535
Best Buy Co., Inc.	484	39,146
Burlington Stores, Inc.(1)	88	18,049
CarMax, Inc.(1)	407	32,153
Chewy, Inc., Class A(1)	121	2,134
Dick's Sporting Goods, Inc.	88	15,654
Five Below, Inc.(1)	88	17,660
Floor & Decor Holdings, Inc., Class A(1)	220	26,646
Gap, Inc.	616	11,667
Lithia Motors, Inc.	77	23,028
Murphy USA, Inc.	55	22,936
Penske Automotive Group, Inc.	44	6,754
Tractor Supply Co.	198	50,355
Ulta Beauty, Inc.(1)	77	42,239
Williams-Sonoma, Inc.	198	46,635
		366,591
Technology Hardware, Storage and Peripherals — 1.9%
Hewlett Packard Enterprise Co.	3,080	46,908
NetApp, Inc.	506	45,095
Pure Storage, Inc., Class A(1)	759	39,961
Super Micro Computer, Inc.(1)	132	114,328
		246,292
Textiles, Apparel and Luxury Goods — 1.2%
Columbia Sportswear Co.	77	6,367
Crocs, Inc.(1)	99	12,103
Deckers Outdoor Corp.(1)	66	59,109
Levi Strauss & Co., Class A	198	3,598
PVH Corp.	110	15,034
Ralph Lauren Corp.	88	16,361
Skechers USA, Inc., Class A(1)	286	17,677
Tapestry, Inc.	319	15,162
VF Corp.	473	7,729
		153,140
Trading Companies and Distributors — 1.8%
Applied Industrial Technologies, Inc.	99	18,799
Beacon Roofing Supply, Inc.(1)	132	11,337
Core & Main, Inc., Class A(1)	242	11,551
MSC Industrial Direct Co., Inc., Class A	110	11,103
SiteOne Landscape Supply, Inc.(1)	99	16,680
United Rentals, Inc.	176	122,015
Watsco, Inc.	66	26,012
121

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
WESCO International, Inc.	110	$16,444
		233,941
TOTAL COMMON STOCKS (Cost $11,823,282)		12,954,815
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,189)	8,189	8,189
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $11,831,471)		12,963,004
OTHER ASSETS AND LIABILITIES — 0.1%		13,526
TOTAL NET ASSETS — 100.0%		$12,976,530

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
122

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Mid Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.4%
BWX Technologies, Inc.	672	$67,758
Air Freight and Logistics — 1.1%
CH Robinson Worldwide, Inc.	560	41,485
Expeditors International of Washington, Inc.	1,148	137,301
		178,786
Automobile Components — 1.1%
Autoliv, Inc.	560	64,977
BorgWarner, Inc.	1,708	53,170
Lear Corp.	434	59,610
		177,757
Automobiles — 0.3%
Thor Industries, Inc.	406	52,041
Banks — 7.8%
Bank OZK	728	31,886
BOK Financial Corp.	154	13,091
Citizens Financial Group, Inc.	2,772	87,013
Comerica, Inc.	994	49,084
Commerce Bancshares, Inc.	659	34,294
Cullen/Frost Bankers, Inc.	392	42,536
East West Bancorp, Inc.	966	70,383
Fifth Third Bancorp	4,438	152,401
First Horizon Corp.	1,988	28,031
Huntington Bancshares, Inc.	9,772	127,427
KeyCorp	5,964	85,106
M&T Bank Corp.	1,022	142,814
Pinnacle Financial Partners, Inc.	546	45,165
Popular, Inc.	490	41,003
Regions Financial Corp.	6,006	111,892
SouthState Corp.	462	38,826
Webster Financial Corp.	1,176	56,025
Western Alliance Bancorp	868	50,110
Wintrust Financial Corp.	434	41,816
Zions Bancorp NA	1,232	48,578
		1,297,481
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	42	35,314
Molson Coors Beverage Co., Class B	1,260	78,649
National Beverage Corp.(1)	154	8,106
		122,069
Biotechnology — 0.4%
United Therapeutics Corp.(1)	322	72,656
Broadline Retail — 0.1%
Dillard's, Inc., Class A	28	11,612
Building Products — 5.6%
A O Smith Corp.	882	73,118
Advanced Drainage Systems, Inc.	602	98,270
Builders FirstSource, Inc.(1)	854	166,684
Carlisle Cos., Inc.	406	142,100
123

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Lennox International, Inc.	266	$125,342
Owens Corning	770	115,331
Simpson Manufacturing Co., Inc.	336	70,116
Trex Co., Inc.(1)	770	70,655
UFP Industries, Inc.	546	62,588
		924,204
Capital Markets — 5.1%
Evercore, Inc., Class A	266	49,763
LPL Financial Holdings, Inc.	467	125,104
MarketAxess Holdings, Inc.	126	26,890
Northern Trust Corp.	1,260	103,484
Raymond James Financial, Inc.	1,274	153,288
SEI Investments Co.	756	50,841
State Street Corp.	1,764	130,060
Stifel Financial Corp.	616	46,730
T Rowe Price Group, Inc.	1,344	152,342
		838,502
Chemicals — 4.7%
Albemarle Corp.	784	108,074
CF Industries Holdings, Inc.	1,472	118,820
Eastman Chemical Co.	896	78,615
LyondellBasell Industries NV, Class A	1,960	196,549
Mosaic Co.	1,750	54,530
NewMarket Corp.	56	35,934
Olin Corp.	854	45,945
RPM International, Inc.	924	106,583
Westlake Corp.	266	36,897
		781,947
Commercial Services and Supplies — 0.4%
Clean Harbors, Inc.(1)	392	71,383
Construction and Engineering — 1.2%
Comfort Systems USA, Inc.	252	77,044
EMCOR Group, Inc.	378	118,511
		195,555
Construction Materials — 0.4%
Eagle Materials, Inc.	266	67,444
Consumer Finance — 2.8%
Ally Financial, Inc.	1,946	71,982
Credit Acceptance Corp.(1)	28	15,501
Discover Financial Services	1,750	211,225
OneMain Holdings, Inc.	826	39,012
Synchrony Financial	2,842	117,375
		455,095
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	280	85,257
Dollar Tree, Inc.(1)	798	117,051
Kroger Co.	999	49,560
		251,868
Containers and Packaging — 2.8%
AptarGroup, Inc.	462	64,893
Graphic Packaging Holding Co.	1,834	47,592
124

Avantis U.S. Mid Cap Value ETF
	Shares	Value
International Paper Co.	2,450	$86,632
Packaging Corp. of America	714	129,370
Sonoco Products Co.	686	38,882
Westrock Co.	2,142	97,011
		464,380
Distributors — 0.6%
Pool Corp.	266	105,900
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(1)	1,022	24,201
Iridium Communications, Inc.	434	12,564
		36,765
Electrical Equipment — 0.9%
Acuity Brands, Inc.	224	56,278
Atkore, Inc.	308	52,175
NEXTracker, Inc., Class A(1)	618	34,756
		143,209
Electronic Equipment, Instruments and Components — 3.5%
Arrow Electronics, Inc.(1)	378	44,415
Corning, Inc.	5,656	182,350
Flex Ltd.(1)	3,556	100,101
Insight Enterprises, Inc.(1)	280	52,640
Jabil, Inc.	1,092	157,346
TD SYNNEX Corp.	364	37,820
		574,672
Energy Equipment and Services — 1.5%
Baker Hughes Co.	779	23,050
ChampionX Corp.	1,316	40,875
Patterson-UTI Energy, Inc.	2,842	32,882
TechnipFMC PLC	3,052	66,198
Valaris Ltd.(1)	420	26,481
Weatherford International PLC(1)	518	53,152
		242,638
Financial Services — 1.0%
Enact Holdings, Inc.	210	5,821
Equitable Holdings, Inc.	2,408	82,450
Essent Group Ltd.	672	35,999
MGIC Investment Corp.	1,918	38,149
		162,419
Food Products — 0.3%
Bunge Global SA	16	1,510
Ingredion, Inc.	420	49,405
		50,915
Ground Transportation — 2.5%
JB Hunt Transport Services, Inc.	616	127,087
Landstar System, Inc.	280	53,256
Ryder System, Inc.	434	49,519
Saia, Inc.(1)	224	128,890
U-Haul Holding Co.(1)	70	4,507
U-Haul Holding Co.	756	48,059
		411,318
125

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Health Care Providers and Services — 1.3%
Ensign Group, Inc.	392	$48,969
Molina Healthcare, Inc.(1)	434	170,957
		219,926
Hotels, Restaurants and Leisure — 4.2%
Boyd Gaming Corp.	392	25,923
Carnival Corp.(1)	9,072	143,882
Churchill Downs, Inc.	280	34,124
Darden Restaurants, Inc.	826	141,006
Norwegian Cruise Line Holdings Ltd.(1)	2,954	57,278
Royal Caribbean Cruises Ltd.(1)	1,862	229,678
Texas Roadhouse, Inc.	392	58,553
		690,444
Household Durables — 3.1%
Meritage Homes Corp.	294	46,352
Mohawk Industries, Inc.(1)	266	31,553
NVR, Inc.(1)	14	106,758
PulteGroup, Inc.	1,708	185,113
Taylor Morrison Home Corp.(1)	840	47,552
Toll Brothers, Inc.	840	96,298
		513,626
Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.	2,492	37,879
Clearway Energy, Inc., Class A	112	2,269
Clearway Energy, Inc., Class C	308	6,714
Vistra Corp.	3,080	167,983
		214,845
Insurance — 7.1%
American Financial Group, Inc.	476	60,771
Arch Capital Group Ltd.(1)	2,198	192,523
Axis Capital Holdings Ltd.	588	36,791
CNA Financial Corp.	140	6,153
Everest Group Ltd.	266	98,122
Globe Life, Inc.	574	72,858
Hartford Financial Services Group, Inc.	2,142	205,289
Kinsale Capital Group, Inc.	154	79,492
Loews Corp.	1,148	86,249
Old Republic International Corp.	1,638	47,436
Primerica, Inc.	252	61,806
Reinsurance Group of America, Inc.	420	74,277
Unum Group	1,120	55,384
W R Berkley Corp.	1,204	100,654
		1,177,805
Leisure Products — 0.5%
Brunswick Corp.	504	44,050
Polaris, Inc.	434	40,236
		84,286
Machinery — 3.1%
AGCO Corp.	490	53,753
Donaldson Co., Inc.	868	62,166
Graco, Inc.	1,190	108,600
126

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Lincoln Electric Holdings, Inc.	392	$100,587
Mueller Industries, Inc.	882	45,317
Snap-on, Inc.	364	100,340
Timken Co.	448	37,628
		508,391
Media — 0.5%
Fox Corp., Class A	1,947	58,001
Fox Corp., Class B	1,053	28,831
		86,832
Metals and Mining — 3.5%
ATI, Inc.(1)	924	45,442
Cleveland-Cliffs, Inc.(1)	3,976	82,701
Commercial Metals Co.	924	49,896
Reliance, Inc.	434	139,409
Steel Dynamics, Inc.	1,274	170,487
U.S. Steel Corp.	1,876	88,810
		576,745
Oil, Gas and Consumable Fuels — 10.8%
Antero Midstream Corp.	2,342	31,383
Antero Resources Corp.(1)	1,862	47,853
APA Corp.	1,848	55,052
Chesapeake Energy Corp.	812	67,217
Chord Energy Corp.	280	45,486
Civitas Resources, Inc.	658	45,191
Coterra Energy, Inc.	4,564	117,660
Devon Energy Corp.	3,878	170,865
Diamondback Energy, Inc.	1,162	212,088
EnLink Midstream LLC(1)	1,666	20,542
EQT Corp.	2,800	104,020
Hess Midstream LP, Class A	426	14,522
HF Sinclair Corp.	1,064	59,052
Magnolia Oil & Gas Corp., Class A	1,120	25,402
Marathon Oil Corp.	4,130	100,153
Matador Resources Co.	812	51,278
Murphy Oil Corp.	1,092	43,320
New Fortress Energy, Inc.	532	18,700
Ovintiv, Inc.	1,988	98,227
PBF Energy, Inc., Class A	854	39,882
Permian Resources Corp.	3,486	54,242
Range Resources Corp.	1,652	52,236
SM Energy Co.	924	40,443
Southwestern Energy Co.(1)	8,778	61,183
Targa Resources Corp.	1,372	134,785
Texas Pacific Land Corp.	43	67,743
		1,778,525
Passenger Airlines — 1.5%
Southwest Airlines Co.	3,850	131,939
United Airlines Holdings, Inc.(1)	2,534	115,272
		247,211
Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC(1)	476	56,596
127

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Viatris, Inc.	8,638	$106,852
		163,448
Professional Services — 0.5%
Clarivate PLC(1)	1,932	13,872
Robert Half, Inc.	784	63,033
		76,905
Semiconductors and Semiconductor Equipment — 3.3%
Amkor Technology, Inc.	868	26,925
Enphase Energy, Inc.(1)	532	67,569
First Solar, Inc.(1)	602	92,642
ON Semiconductor Corp.(1)	3,094	244,179
Skyworks Solutions, Inc.	1,148	120,448
		551,763
Software — 1.0%
Manhattan Associates, Inc.(1)	420	106,399
Qualys, Inc.(1)	308	52,933
		159,332
Specialty Retail — 5.8%
Best Buy Co., Inc.	1,428	115,497
Burlington Stores, Inc.(1)	266	54,557
CarMax, Inc.(1)	1,204	95,116
Dick's Sporting Goods, Inc.	280	49,809
Five Below, Inc.(1)	266	53,381
Floor & Decor Holdings, Inc., Class A(1)	616	74,610
Gap, Inc.	1,834	34,736
Murphy USA, Inc.	168	70,058
Tractor Supply Co.	588	149,540
Ulta Beauty, Inc.(1)	224	122,877
Williams-Sonoma, Inc.	602	141,789
		961,970
Textiles, Apparel and Luxury Goods — 1.7%
Crocs, Inc.(1)	252	30,807
Deckers Outdoor Corp.(1)	182	162,997
Ralph Lauren Corp.	266	49,455
Tapestry, Inc.	966	45,914
		289,173
Trading Companies and Distributors — 2.7%
Applied Industrial Technologies, Inc.	294	55,828
MSC Industrial Direct Co., Inc., Class A	350	35,329
United Rentals, Inc.	504	349,408
		440,565
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $14,875,902)		16,500,166
OTHER ASSETS AND LIABILITIES — 0.2%		29,979
TOTAL NET ASSETS — 100.0%		$16,530,145

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
128

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.9%
AAR Corp.(1)	27,557	$1,840,257
AerSale Corp.(1)	19,731	174,422
Byrna Technologies, Inc.(1)	520	6,224
Cadre Holdings, Inc.	20,419	733,655
Ducommun, Inc.(1)	13,063	623,366
Kaman Corp.	50	2,291
Kratos Defense & Security Solutions, Inc.(1)	133,572	2,436,353
National Presto Industries, Inc.	5,227	404,204
Park Aerospace Corp.	14,512	220,873
Spirit AeroSystems Holdings, Inc., Class A(1)	2	57
V2X, Inc.(1)	10,262	395,087
Virgin Galactic Holdings, Inc.(1)(2)	183,000	318,420
VirTra, Inc.(1)	5,140	50,012
		7,205,221
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc.(1)	65,757	793,687
Forward Air Corp.	22,973	852,988
Hub Group, Inc., Class A(1)	50,148	2,132,794
Radiant Logistics, Inc.(1)	42,664	247,451
		4,026,920
Automobile Components — 1.7%
American Axle & Manufacturing Holdings, Inc.(1)	111,386	770,791
Atmus Filtration Technologies, Inc.(1)(2)	414	9,882
Dana, Inc.	128,987	1,612,338
Fox Factory Holding Corp.(1)	1,276	64,553
Gentherm, Inc.(1)	23,923	1,360,262
Holley, Inc.(1)	41,067	176,178
LCI Industries	56	7,055
Modine Manufacturing Co.(1)	38,771	3,478,146
Motorcar Parts of America, Inc.(1)	19,066	171,403
Patrick Industries, Inc.	20,967	2,514,782
Phinia, Inc.	41,519	1,420,780
Standard Motor Products, Inc.	17,792	565,074
Stoneridge, Inc.(1)	25,752	452,463
XPEL, Inc.(1)	20,499	1,077,837
		13,681,544
Automobiles — 0.2%
Winnebago Industries, Inc.	27,905	2,001,626
Banks — 17.0%
1st Source Corp.	10,681	531,700
ACNB Corp.	5,092	179,442
Amalgamated Financial Corp.	21,947	506,537
Amerant Bancorp, Inc.	30,220	640,362
American National Bankshares, Inc.	10,780	486,394
Ameris Bancorp	258	11,953
Ames National Corp.	1,577	29,916
Arrow Financial Corp.	16,343	391,905
Associated Banc-Corp.	24,959	520,146
129

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Atlantic Union Bankshares Corp.	74,401	$2,474,577
Axos Financial, Inc.(1)	41,825	2,179,919
Banc of California, Inc.	132,771	1,942,440
Bancorp, Inc.(1)	48,810	2,178,878
Bank First Corp.(2)	8,897	769,590
Bank of Hawaii Corp.(2)	40,248	2,426,149
Bank of Marin Bancorp	14,229	236,344
Bank of NT Butterfield & Son Ltd.	41,976	1,254,663
Bank7 Corp.	758	21,232
BankUnited, Inc.	75,371	2,021,450
Bankwell Financial Group, Inc.	916	23,331
Banner Corp.	33,027	1,447,904
Bar Harbor Bankshares	13,144	331,492
BayCom Corp.	5,821	116,536
BCB Bancorp, Inc.	5,723	60,034
Berkshire Hills Bancorp, Inc.	41,650	895,058
Blue Foundry Bancorp(1)	12,487	117,628
Blue Ridge Bankshares, Inc.(2)	2,203	5,397
Bridgewater Bancshares, Inc.(1)	16,130	191,140
Brookline Bancorp, Inc.	85,290	833,283
Business First Bancshares, Inc.	25,863	580,624
Byline Bancorp, Inc.	28,564	595,274
C&F Financial Corp.	79	4,221
Cambridge Bancorp	7,140	451,676
Camden National Corp.	13,795	438,405
Capital Bancorp, Inc.	3,613	74,392
Capital City Bank Group, Inc.	12,305	348,847
Capstar Financial Holdings, Inc.	17,703	331,931
Carter Bankshares, Inc.(1)	18,141	239,461
Cathay General Bancorp	33,420	1,305,051
Central Pacific Financial Corp.	26,564	495,684
Central Valley Community Bancorp	2,911	54,407
Chemung Financial Corp.	88	3,749
Citizens & Northern Corp.	2,278	41,824
Citizens Financial Services, Inc.	3,029	141,606
City Holding Co.	13,849	1,391,548
Civista Bancshares, Inc.	4,680	70,294
CNB Financial Corp.	20,506	409,915
Coastal Financial Corp.(1)	10,273	394,380
Codorus Valley Bancorp, Inc.	2,115	48,687
Colony Bankcorp, Inc.	3,344	37,921
Columbia Financial, Inc.(1)	25,578	427,920
Community Bank System, Inc.	49,189	2,228,262
Community Trust Bancorp, Inc.	15,207	604,630
ConnectOne Bancorp, Inc.	38,469	761,302
CrossFirst Bankshares, Inc.(1)	40,653	523,204
Customers Bancorp, Inc.(1)	34,353	1,865,711
CVB Financial Corp.	137,804	2,345,424
Dime Community Bancshares, Inc.	36,426	682,623
Eagle Bancorp, Inc.	29,486	702,357
Eastern Bankshares, Inc.	151,552	1,958,052
130

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Enterprise Bancorp, Inc.	1,452	$39,349
Enterprise Financial Services Corp.	35,022	1,398,078
Equity Bancshares, Inc., Class A	14,415	458,829
Esquire Financial Holdings, Inc.	6,651	337,738
Farmers & Merchants Bancorp, Inc.	2,063	41,673
Farmers National Banc Corp.	33,640	453,467
FB Financial Corp.	35,516	1,265,790
Fidelity D&D Bancorp, Inc.	374	18,678
Financial Institutions, Inc.	12,592	231,189
First BanCorp	121,902	2,069,896
First Bancorp, Inc.	1,238	29,242
First Bancorp/Southern Pines NC	38,398	1,310,140
First Bancshares, Inc.	26,331	653,799
First Bank	12,072	161,886
First Busey Corp.	52,168	1,202,994
First Business Financial Services, Inc.	1,154	40,713
First Commonwealth Financial Corp.	97,427	1,269,474
First Community Bankshares, Inc.	15,877	526,164
First Financial Bancorp	87,017	1,888,269
First Financial Corp.	10,691	398,026
First Foundation, Inc.	53,536	424,540
First Hawaiian, Inc.	100,292	2,102,120
First Internet Bancorp	6,630	206,657
First Interstate BancSystem, Inc., Class A	36,847	969,813
First Merchants Corp.	58,899	1,955,447
First Mid Bancshares, Inc.	21,145	640,693
First of Long Island Corp.	20,555	228,983
First Western Financial, Inc.(1)	1,149	16,258
Five Star Bancorp	3,789	89,913
Flushing Financial Corp.	27,894	358,159
FS Bancorp, Inc.	1,002	33,437
Fulton Financial Corp.	168,602	2,596,471
FVCBankcorp, Inc.(1)	53	642
German American Bancorp, Inc.	26,871	845,362
Great Southern Bancorp, Inc.	9,387	489,438
Guaranty Bancshares, Inc.	3,228	92,837
Hanmi Financial Corp.	30,450	460,099
HarborOne Bancorp, Inc.	42,136	428,944
HBT Financial, Inc.	5,632	107,346
Heartland Financial USA, Inc.	37,445	1,273,130
Heritage Commerce Corp.	58,583	485,653
Heritage Financial Corp.	34,221	627,955
Hilltop Holdings, Inc.	44,725	1,381,108
Hingham Institution For Savings The	1,005	168,820
Home Bancorp, Inc.	937	34,435
HomeStreet, Inc.	16,694	232,881
HomeTrust Bancshares, Inc.	11,936	313,320
Hope Bancorp, Inc.	118,043	1,294,932
Horizon Bancorp, Inc.	41,254	496,698
Independent Bank Corp.	36,784	1,919,021
Independent Bank Corp. (Michigan)	22,529	550,834
131

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Independent Bank Group, Inc.	34,566	$1,511,571
International Bancshares Corp.	1,478	76,693
Investar Holding Corp.	31	494
Kearny Financial Corp.	56,429	358,888
Lakeland Bancorp, Inc.	60,174	702,832
Lakeland Financial Corp.	24,529	1,562,497
LCNB Corp.	59	831
Live Oak Bancshares, Inc.	36,205	1,438,063
Macatawa Bank Corp.	15,937	156,183
MainStreet Bancshares, Inc.	165	2,972
Mercantile Bank Corp.	16,721	616,002
Metrocity Bankshares, Inc.	8,426	204,752
Metropolitan Bank Holding Corp.(1)	10,485	411,117
Mid Penn Bancorp, Inc.	10,486	220,521
Middlefield Banc Corp.	181	4,442
Midland States Bancorp, Inc.	21,442	522,113
MidWestOne Financial Group, Inc.	7,617	174,582
MVB Financial Corp.	6,814	145,888
National Bank Holdings Corp., Class A	36,368	1,230,693
National Bankshares, Inc.	27	844
NBT Bancorp, Inc.	44,370	1,525,884
Nicolet Bankshares, Inc.	11,913	940,293
Northeast Bank	6,831	364,707
Northfield Bancorp, Inc.	38,627	390,133
Northrim BanCorp, Inc.	5,398	268,443
Northwest Bancshares, Inc.	77,512	888,288
Norwood Financial Corp.	172	4,749
Oak Valley Bancorp	539	13,437
OceanFirst Financial Corp.	56,535	859,332
OFG Bancorp	50,197	1,818,135
Old Second Bancorp, Inc.	42,653	572,830
Orange County Bancorp, Inc.	838	38,531
Origin Bancorp, Inc.	28,570	852,529
Orrstown Financial Services, Inc.	5,470	147,416
Pacific Premier Bancorp, Inc.	95,877	2,191,748
Park National Corp.	14,398	1,850,287
Parke Bancorp, Inc.	2,102	36,260
Pathward Financial, Inc.	24,887	1,265,255
PCB Bancorp	3,028	48,902
Peapack-Gladstone Financial Corp.	15,477	375,008
Penns Woods Bancorp, Inc.	161	3,114
Peoples Bancorp, Inc.	34,103	957,271
Peoples Financial Services Corp.	2,090	84,332
Plumas Bancorp	132	4,599
Ponce Financial Group, Inc.(1)	10,904	96,173
Preferred Bank	13,432	965,089
Premier Financial Corp.	38,106	738,494
Primis Financial Corp.	14,758	182,261
Provident Bancorp, Inc.(1)	7,277	72,479
Provident Financial Services, Inc.	71,075	1,071,811
QCR Holdings, Inc.	17,241	982,737
132

Avantis U.S. Small Cap Equity ETF
	Shares	Value
RBB Bancorp	9,401	$161,885
Red River Bancshares, Inc.	1,288	64,142
Renasant Corp.	52,807	1,669,229
Republic Bancorp, Inc., Class A	9,218	454,079
S&T Bancorp, Inc.	36,155	1,127,674
Sandy Spring Bancorp, Inc.	42,756	939,777
Seacoast Banking Corp. of Florida	80,636	1,946,553
Shore Bancshares, Inc.	23,634	268,482
Sierra Bancorp	5,380	100,122
Simmons First National Corp., Class A	118,290	2,271,168
SmartFinancial, Inc.	8,113	174,592
South Plains Financial, Inc.	10,415	277,872
Southern First Bancshares, Inc.(1)	5,271	173,679
Southern Missouri Bancorp, Inc.	9,203	394,625
Southern States Bancshares, Inc.	459	11,411
Southside Bancshares, Inc.	28,065	804,343
Stellar Bancorp, Inc.	44,150	1,046,355
Stock Yards Bancorp, Inc.	26,096	1,195,458
Summit Financial Group, Inc.	7,994	215,678
Third Coast Bancshares, Inc.(1)	1,730	33,164
Timberland Bancorp, Inc.	4,353	114,049
Tompkins Financial Corp.	10,761	518,250
Towne Bank	65,806	1,784,001
TriCo Bancshares	26,701	892,080
Triumph Financial, Inc.(1)	21,766	1,632,450
TrustCo Bank Corp.	18,060	492,857
Trustmark Corp.	55,654	1,494,866
Unity Bancorp, Inc.	1,093	29,926
Univest Financial Corp.	27,989	560,340
Veritex Holdings, Inc.	52,401	1,028,632
Virginia National Bankshares Corp.	113	3,437
WaFd, Inc.	62,583	1,704,761
Washington Trust Bancorp, Inc.	15,791	406,460
WesBanco, Inc.	54,306	1,573,788
West BanCorp, Inc.	1,977	34,400
Westamerica BanCorp	28,166	1,287,468
William Penn Bancorp	468	5,649
WSFS Financial Corp.	58,148	2,464,894
		135,317,223
Beverages — 0.1%
Vita Coco Co., Inc.(1)	35,730	932,553
Zevia PBC, Class A(1)	3,202	4,803
		937,356
Biotechnology — 6.3%
2seventy bio, Inc.(1)	46,124	239,845
89bio, Inc.(1)	14,686	168,448
Abeona Therapeutics, Inc.(1)	60	414
Absci Corp.(1)(2)	36,308	187,349
Acrivon Therapeutics, Inc.(1)	177	860
Actinium Pharmaceuticals, Inc.(1)(2)	772	6,585
Acumen Pharmaceuticals, Inc.(1)	27,381	118,012
133

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Adicet Bio, Inc.(1)	12,154	$28,562
Adverum Biotechnologies, Inc.(1)(2)	13,058	25,855
Aerovate Therapeutics, Inc.(1)	7,175	165,599
Agios Pharmaceuticals, Inc.(1)	51,960	1,679,347
Akero Therapeutics, Inc.(1)	1,095	29,554
Aldeyra Therapeutics, Inc.(1)	5,682	20,569
Alector, Inc.(1)	43,964	306,429
Allogene Therapeutics, Inc.(1)	72,472	355,838
Altimmune, Inc.(1)	44,519	538,680
ALX Oncology Holdings, Inc.(1)(2)	26,143	383,518
AnaptysBio, Inc.(1)	4,566	116,570
Anika Therapeutics, Inc.(1)	13,635	331,058
Annexon, Inc.(1)	38,975	217,091
Arbutus Biopharma Corp.(1)	96,501	270,203
Arcturus Therapeutics Holdings, Inc.(1)	17,477	677,408
Arcus Biosciences, Inc.(1)	38,762	741,517
ARS Pharmaceuticals, Inc.(1)	32,131	268,936
aTyr Pharma, Inc.(1)	22,080	42,394
Aura Biosciences, Inc.(1)	5,534	50,193
Avid Bioservices, Inc.(1)	1,263	9,700
Avidity Biosciences, Inc.(1)	20,227	370,154
Beam Therapeutics, Inc.(1)	63,298	2,499,638
BioAtla, Inc.(1)	12,761	34,455
Biomea Fusion, Inc.(1)(2)	4,025	70,437
C4 Therapeutics, Inc.(1)	37,509	411,849
Cardiff Oncology, Inc.(1)	4,908	8,663
CareDx, Inc.(1)	49,817	530,053
Caribou Biosciences, Inc.(1)	76,987	608,967
Carisma Therapeutics, Inc.	1,080	2,786
Catalyst Pharmaceuticals, Inc.(1)	64,086	1,027,299
Celcuity, Inc.(1)(2)	3,018	46,960
Cogent Biosciences, Inc.(1)	39,384	275,688
Corvus Pharmaceuticals, Inc.(1)(2)	18,248	40,876
Crinetics Pharmaceuticals, Inc.(1)	45,889	1,878,696
Cue Biopharma, Inc.(1)	8,875	18,416
Cullinan Oncology, Inc.(1)	26,888	496,621
Curis, Inc.(1)	606	6,175
Deciphera Pharmaceuticals, Inc.(1)	47,724	796,514
Denali Therapeutics, Inc.(1)	17,005	336,359
DermTech, Inc.(1)(2)	15,348	19,645
Design Therapeutics, Inc.(1)	9,495	26,396
DiaMedica Therapeutics, Inc.(1)	3,243	9,729
Dianthus Therapeutics, Inc.(1)	694	17,176
Disc Medicine, Inc.(1)	95	6,524
Dynavax Technologies Corp.(1)	122,204	1,548,325
Eagle Pharmaceuticals, Inc.(1)(2)	9,997	58,582
Editas Medicine, Inc.(1)	78,047	785,153
Emergent BioSolutions, Inc.(1)(2)	38,918	125,705
Enanta Pharmaceuticals, Inc.(1)	9,775	140,467
Entrada Therapeutics, Inc.(1)	22,488	297,516
Erasca, Inc.(1)	60,943	145,044
134

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Essa Pharma, Inc.(1)(2)	25,435	$241,632
Fate Therapeutics, Inc.(1)(2)	58,721	416,332
Fusion Pharmaceuticals, Inc.(1)(2)	32,156	384,586
G1 Therapeutics, Inc.(1)	29,630	98,372
Generation Bio Co.(1)	10,619	26,654
GlycoMimetics, Inc.(1)(2)	20,212	58,413
Gritstone bio, Inc.(1)(2)	31,613	88,516
HilleVax, Inc.(1)	12,677	230,088
IGM Biosciences, Inc.(1)(2)	8,445	106,660
Immuneering Corp., Class A(1)(2)	11,565	71,703
Immunic, Inc.(1)	20,942	30,680
Inmune Bio, Inc.(1)(2)	2,867	33,257
Inovio Pharmaceuticals, Inc.(1)	3,377	29,920
Inozyme Pharma, Inc.(1)	34,010	216,304
Invivyd, Inc.(1)(2)	28,827	113,290
Iovance Biotherapeutics, Inc.(1)	209,466	3,332,604
iTeos Therapeutics, Inc.(1)	24,708	264,623
Janux Therapeutics, Inc.(1)(2)	13,547	655,404
Jasper Therapeutics, Inc.(1)	200	4,250
KalVista Pharmaceuticals, Inc.(1)	29,049	396,519
Kiniksa Pharmaceuticals Ltd., Class A(1)	17,598	372,022
Kinnate Biopharma, Inc.(1)	6,402	15,813
Kodiak Sciences, Inc.(1)	29,429	176,868
Kronos Bio, Inc.(1)	2,981	3,100
Kura Oncology, Inc.(1)	66,463	1,401,040
Kymera Therapeutics, Inc.(1)	37,880	1,617,476
Larimar Therapeutics, Inc.(1)	12,788	147,062
Leap Therapeutics, Inc.(1)	10,618	29,624
Lyell Immunopharma, Inc.(1)(2)	132,593	387,172
MacroGenics, Inc.(1)	55,276	991,651
MediciNova, Inc.(1)	5,686	7,676
MeiraGTx Holdings PLC(1)	5,793	35,743
Mersana Therapeutics, Inc.(1)	9,848	53,573
Monte Rosa Therapeutics, Inc.(1)(2)	26,507	167,789
Morphic Holding, Inc.(1)	3,255	120,272
Myriad Genetics, Inc.(1)	24,914	521,450
Nkarta, Inc.(1)(2)	33,482	404,463
Nurix Therapeutics, Inc.(1)	42,722	527,617
Olema Pharmaceuticals, Inc.(1)	31,620	392,088
Omega Therapeutics, Inc.(1)(2)	15,967	65,624
Organogenesis Holdings, Inc.(1)	74,282	265,187
ORIC Pharmaceuticals, Inc.(1)(2)	45,607	581,033
Ovid therapeutics, Inc.(1)	8,277	28,142
PepGen, Inc.(1)	4,341	73,580
PMV Pharmaceuticals, Inc.(1)	42,813	79,204
Poseida Therapeutics, Inc.(1)	55,779	220,885
Praxis Precision Medicines, Inc.(1)	4,212	197,037
Precigen, Inc.(1)(2)	1,516	2,335
Protagonist Therapeutics, Inc.(1)	36,059	1,095,472
Puma Biotechnology, Inc.(1)	32,809	204,072
Pyxis Oncology, Inc.(1)	15,200	96,672
135

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Rallybio Corp.(1)(2)	7,748	$18,014
RAPT Therapeutics, Inc.(1)	936	8,022
Recursion Pharmaceuticals, Inc., Class A(1)	28,229	379,962
REGENXBIO, Inc.(1)	37,145	647,809
Relay Therapeutics, Inc.(1)	91,914	920,978
Reneo Pharmaceuticals, Inc.(1)	18,226	30,073
Repare Therapeutics, Inc.(1)(2)	25,601	177,927
Replimune Group, Inc.(1)	26,412	226,615
Roivant Sciences Ltd.(1)	803	9,186
Sage Therapeutics, Inc.(1)	30,674	658,878
Sana Biotechnology, Inc.(1)(2)	4,450	44,678
Savara, Inc.(1)	230	1,161
Scholar Rock Holding Corp.(1)	36,572	566,866
Sera Prognostics, Inc., Class A(1)	8,720	77,782
Shattuck Labs, Inc.(1)(2)	15,574	135,961
Solid Biosciences, Inc.(1)(2)	7,517	70,585
Spero Therapeutics, Inc.(1)	1,211	1,998
Spruce Biosciences, Inc.(1)	3,133	15,665
Stoke Therapeutics, Inc.(1)(2)	21,813	168,833
Summit Therapeutics, Inc.(1)(2)	76,770	348,536
Sutro Biopharma, Inc.(1)	39,478	193,837
Syros Pharmaceuticals, Inc.(1)	8,705	63,198
Tango Therapeutics, Inc.(1)	58,770	654,110
Tenaya Therapeutics, Inc.(1)	43,125	256,594
Tourmaline Bio, Inc.(2)	13,105	508,736
Travere Therapeutics, Inc.(1)	6,275	47,439
TScan Therapeutics, Inc.(1)	29,266	197,545
Twist Bioscience Corp.(1)	58,511	2,298,897
Tyra Biosciences, Inc.(1)	12,171	243,298
uniQure NV(1)	37,721	216,896
Vanda Pharmaceuticals, Inc.(1)	55,808	249,462
Vera Therapeutics, Inc.(1)	424	19,962
Verastem, Inc.(1)	6,256	77,950
Verve Therapeutics, Inc.(1)	45,470	775,263
Vigil Neuroscience, Inc.(1)	435	1,514
Vir Biotechnology, Inc.(1)	50,837	571,408
Vistagen Therapeutics, Inc.(1)	10,112	51,672
Voyager Therapeutics, Inc.(1)	45,044	374,766
Werewolf Therapeutics, Inc.(1)	6,452	44,648
XBiotech, Inc.(1)(2)	2,203	13,791
Xencor, Inc.(1)	55,440	1,272,348
XOMA Corp.(1)	3,477	84,526
Y-mAbs Therapeutics, Inc.(1)	32,000	534,400
Zentalis Pharmaceuticals, Inc.(1)	86	1,282
Zymeworks, Inc.(1)	1,778	21,354
		49,987,376
Broadline Retail — 0.1%
1stdibs.com, Inc.(1)	446	2,297
Big Lots, Inc.	26,141	141,684
ContextLogic, Inc., Class A(1)(2)	15,342	99,723
Kohl's Corp.	28,408	791,731
		1,035,435
136

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Building Products — 3.0%
Alpha Pro Tech Ltd.(1)	1,609	$9,171
American Woodmark Corp.(1)	16,125	1,616,370
Apogee Enterprises, Inc.	21,581	1,234,649
AZZ, Inc.	25,010	1,820,728
Gibraltar Industries, Inc.(1)	30,723	2,379,496
Griffon Corp.	37,448	2,673,787
Hayward Holdings, Inc.(1)	100,698	1,489,323
Insteel Industries, Inc.	19,079	694,666
Janus International Group, Inc.(1)	118,345	1,698,251
JELD-WEN Holding, Inc.(1)	83,613	1,521,757
Masonite International Corp.(1)	20,870	2,718,109
Masterbrand, Inc.(1)	126,937	2,197,280
Quanex Building Products Corp.	34,184	1,182,083
Resideo Technologies, Inc.(1)	131,909	2,945,528
		24,181,198
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	87	3,747
AssetMark Financial Holdings, Inc.(1)	2,445	86,431
B Riley Financial, Inc.(2)	16,543	303,233
Brightsphere Investment Group, Inc.	26,730	605,702
Diamond Hill Investment Group, Inc.	2,637	381,521
Donnelley Financial Solutions, Inc.(1)	26,481	1,709,613
Forge Global Holdings, Inc.(1)	87,768	182,558
Open Lending Corp., Class A(1)	94,411	685,424
Oppenheimer Holdings, Inc., Class A	6,036	231,179
Patria Investments Ltd., Class A	52,048	775,515
StoneX Group, Inc.(1)	27,684	1,917,394
Victory Capital Holdings, Inc., Class A	38,893	1,494,658
Virtu Financial, Inc., Class A	12,624	227,863
Virtus Investment Partners, Inc.	6,567	1,525,646
WisdomTree, Inc.	121,107	976,122
		11,106,606
Chemicals — 2.3%
AdvanSix, Inc.	25,533	714,413
Alto Ingredients, Inc.(1)	70,945	156,079
American Vanguard Corp.	24,594	263,648
Aspen Aerogels, Inc.(1)	72,010	1,237,132
Core Molding Technologies, Inc.(1)	7,993	146,831
Ecovyst, Inc.(1)	99,298	958,226
Hawkins, Inc.	21,281	1,494,990
Ingevity Corp.(1)	29,848	1,363,457
Innospec, Inc.	13,675	1,699,392
Intrepid Potash, Inc.(1)	10,583	223,090
Koppers Holdings, Inc.	20,696	1,171,808
Kronos Worldwide, Inc.	21,240	193,072
LSB Industries, Inc.(1)	51,590	379,702
Mativ Holdings, Inc.	39,328	683,127
Minerals Technologies, Inc.	31,686	2,292,799
Orion SA	52,542	1,184,297
PureCycle Technologies, Inc.(1)(2)	79,851	462,337
137

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Rayonier Advanced Materials, Inc.(1)	60,803	$206,122
Stepan Co.	20,607	1,838,144
Tronox Holdings PLC, Class A	114,022	1,676,123
		18,344,789
Commercial Services and Supplies — 2.4%
ABM Industries, Inc.	26,877	1,110,289
ACCO Brands Corp.	90,037	502,407
Acme United Corp.	754	35,815
ARC Document Solutions, Inc.	5,502	14,910
Aris Water Solutions, Inc., Class A	28,647	344,910
Brady Corp., Class A	24,309	1,416,729
BrightView Holdings, Inc.(1)	10,108	88,041
CECO Environmental Corp.(1)	26,075	590,599
Civeo Corp.	9,596	224,738
Deluxe Corp.	42,147	818,073
Driven Brands Holdings, Inc.(1)	33,703	464,764
Ennis, Inc.	24,616	500,197
Enviri Corp.(1)	74,370	584,548
Healthcare Services Group, Inc.(1)	69,630	888,479
HNI Corp.	49,295	2,208,909
Interface, Inc.	61,947	973,807
Liquidity Services, Inc.(1)	22,817	409,109
Matthews International Corp., Class A	27,863	806,355
MillerKnoll, Inc.	79,426	2,426,464
OPENLANE, Inc.(1)	81,568	1,245,543
Perma-Fix Environmental Services, Inc.(1)	4,120	32,672
Pitney Bowes, Inc.	1,577	6,355
Quad/Graphics, Inc.	17,892	107,173
Steelcase, Inc., Class A	108,195	1,486,599
Vestis Corp.	51,069	958,055
Viad Corp.(1)	19,605	729,894
Virco Mfg. Corp.	9,830	103,608
		19,079,042
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	57,360	326,378
Applied Optoelectronics, Inc.(1)(2)	44,121	705,054
Aviat Networks, Inc.(1)	10,707	379,991
Cambium Networks Corp.(1)	5,462	23,214
Clearfield, Inc.(1)(2)	7,373	222,443
Comtech Telecommunications Corp.(1)	17,899	120,997
DZS, Inc.(1)	2,246	3,302
Extreme Networks, Inc.(1)	116,396	1,471,245
KVH Industries, Inc.(1)	3,119	14,815
Lantronix, Inc.(1)	11,146	45,141
NETGEAR, Inc.(1)	26,838	402,302
Ondas Holdings, Inc.(1)	4,399	5,587
Ribbon Communications, Inc.(1)	54,666	163,451
Viasat, Inc.(1)	6,443	126,090
Viavi Solutions, Inc.(1)	148,194	1,415,253
		5,425,263
Construction and Engineering — 2.1%
Ameresco, Inc., Class A(1)	16,442	344,624
138

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Argan, Inc.	12,832	$601,308
Concrete Pumping Holdings, Inc.(1)	21,955	179,811
Construction Partners, Inc., Class A(1)	45,464	2,185,909
Granite Construction, Inc.	41,695	2,148,543
Great Lakes Dredge & Dock Corp.(1)	64,300	574,842
IES Holdings, Inc.(1)	8,123	892,880
Limbach Holdings, Inc.(1)	10,986	540,951
Matrix Service Co.(1)	28,037	330,837
MYR Group, Inc.(1)	16,098	2,615,281
Northwest Pipe Co.(1)	9,358	279,149
Orion Group Holdings, Inc.(1)	20,215	121,088
Primoris Services Corp.	47,584	1,880,044
Sterling Infrastructure, Inc.(1)	32,423	3,457,589
Tutor Perini Corp.(1)	43,478	492,606
		16,645,462
Construction Materials — 0.1%
U.S. Lime & Minerals, Inc.	1,976	503,840
Consumer Finance — 1.3%
Atlanticus Holdings Corp.(1)	958	31,758
Bread Financial Holdings, Inc.	49,582	1,897,999
Consumer Portfolio Services, Inc.(1)	2,295	20,265
Enova International, Inc.(1)	27,050	1,710,912
EZCORP, Inc., Class A(1)	48,445	508,188
Green Dot Corp., Class A(1)	41,714	342,472
LendingClub Corp.(1)	103,266	837,487
LendingTree, Inc.(1)	7,650	302,711
Medallion Financial Corp.	4,420	34,167
Moneylion, Inc.(1)(2)	6,046	302,542
Navient Corp.	82,401	1,339,840
NerdWallet, Inc., Class A(1)	29,392	495,843
Oportun Financial Corp.(1)	28,209	109,169
OppFi, Inc.(1)	12,611	44,391
PRA Group, Inc.(1)	35,813	915,380
PROG Holdings, Inc.(1)	43,958	1,356,983
Regional Management Corp.	5,107	119,504
World Acceptance Corp.(1)	3,291	394,130
		10,763,741
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc.	34,326	1,897,541
Grocery Outlet Holding Corp.(1)	74,799	1,929,066
HF Foods Group, Inc.(1)	5,762	21,665
Ingles Markets, Inc., Class A	14,438	1,111,870
Natural Grocers by Vitamin Cottage, Inc.	8,414	139,420
PriceSmart, Inc.	24,217	2,037,619
SpartanNash Co.	34,013	716,654
Sprouts Farmers Market, Inc.(1)	152	9,491
United Natural Foods, Inc.(1)	57,818	902,539
Village Super Market, Inc., Class A	7,254	198,397
Weis Markets, Inc.	15,819	1,027,286
		9,991,548
Containers and Packaging — 0.6%
Ardagh Metal Packaging SA	135,493	444,417
139

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Greif, Inc., Class A	30	$1,934
Greif, Inc., Class B	50	3,201
Myers Industries, Inc.	35,324	679,281
O-I Glass, Inc.(1)	102,284	1,730,645
Pactiv Evergreen, Inc.	43,730	645,017
Ranpak Holdings Corp.(1)	25,524	121,239
TriMas Corp.	39,076	918,286
		4,544,020
Distributors — 0.0%
Weyco Group, Inc.	510	16,442
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.(1)	41,616	2,059,992
American Public Education, Inc.(1)	14,080	147,136
Carriage Services, Inc.	12,343	306,353
Chegg, Inc.(1)	95,494	853,716
European Wax Center, Inc., Class A(1)	28,545	404,768
Frontdoor, Inc.(1)	43,013	1,348,888
Graham Holdings Co., Class B	784	550,627
Laureate Education, Inc., Class A	143,136	1,919,454
Lincoln Educational Services Corp.(1)	16,785	168,857
OneSpaWorld Holdings Ltd.(1)	87,360	1,139,174
Perdoceo Education Corp.	71,613	1,275,427
Stride, Inc.(1)	44,249	2,643,878
Universal Technical Institute, Inc.(1)	35,891	539,801
		13,358,071
Diversified Telecommunication Services — 0.4%
Anterix, Inc.(1)	1,876	74,477
ATN International, Inc.	10,004	335,534
Consolidated Communications Holdings, Inc.(1)	77,665	334,736
IDT Corp., Class B(1)	20,359	757,558
Liberty Latin America Ltd., Class A(1)	31,784	204,371
Liberty Latin America Ltd., Class C(1)	125,424	817,765
Shenandoah Telecommunications Co.	49,477	923,241
		3,447,682
Electric Utilities — 0.4%
Genie Energy Ltd., Class B	25,387	463,059
Hawaiian Electric Industries, Inc.(2)	53,373	650,083
MGE Energy, Inc.	31,414	1,985,051
		3,098,193
Electrical Equipment — 0.9%
Allient, Inc.	6,771	192,432
Array Technologies, Inc.(1)	109,010	1,486,896
Beam Global(1)(2)	925	6,475
Blink Charging Co.(1)(2)	5,428	17,261
Broadwind, Inc.(1)	2,422	6,007
Energy Vault Holdings, Inc.(1)(2)	76,023	127,719
EnerSys	16	1,470
ESS Tech, Inc.(1)(2)	12,538	10,890
GrafTech International Ltd.	166,922	293,783
LSI Industries, Inc.	27,062	390,505
Plug Power, Inc.(1)(2)	324,148	1,144,242
140

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Powell Industries, Inc.	10,413	$1,928,904
Preformed Line Products Co.	292	40,144
SES AI Corp.(1)	107,631	190,507
SunPower Corp.(1)(2)	1,847	5,744
Thermon Group Holdings, Inc.(1)	32,694	892,219
Ultralife Corp.(1)	6,367	57,558
		6,792,756
Electronic Equipment, Instruments and Components — 2.4%
908 Devices, Inc.(1)(2)	23,113	169,881
Advanced Energy Industries, Inc.	48	4,858
Akoustis Technologies, Inc.(1)	1,997	1,242
Bel Fuse, Inc., Class B	10,656	553,792
Benchmark Electronics, Inc.	33,176	1,018,835
Climb Global Solutions, Inc.	3,241	220,291
Coda Octopus Group, Inc.(1)	36	213
CTS Corp.	29,047	1,294,334
Daktronics, Inc.(1)	44,018	382,076
ePlus, Inc.(1)	28,208	2,324,057
FARO Technologies, Inc.(1)	16,107	360,636
Frequency Electronics, Inc.(1)	423	4,539
Kimball Electronics, Inc.(1)	23,461	528,107
Knowles Corp.(1)	83,893	1,370,812
Methode Electronics, Inc.	23,010	490,113
Napco Security Technologies, Inc.	24,450	1,100,984
nLight, Inc.(1)	42,362	560,449
OSI Systems, Inc.(1)	14,370	1,885,057
Ouster, Inc.(1)(2)	25,002	135,761
PC Connection, Inc.	12,529	831,675
Plexus Corp.(1)	13,266	1,252,310
Richardson Electronics Ltd.	10,525	92,515
Rogers Corp.(1)	12,330	1,381,823
ScanSource, Inc.(1)	25,192	1,089,050
SmartRent, Inc.(1)	153,561	445,327
TTM Technologies, Inc.(1)	97,091	1,441,801
Vishay Intertechnology, Inc.	1,393	30,298
Vishay Precision Group, Inc.(1)	11,024	380,879
Vuzix Corp.(1)(2)	49,463	83,592
		19,435,307
Energy Equipment and Services — 2.3%
Archrock, Inc.	171,941	3,141,362
Bristow Group, Inc.(1)	24,061	648,444
Core Laboratories, Inc.	38,014	569,069
Diamond Offshore Drilling, Inc.(1)	98,730	1,094,916
DMC Global, Inc.(1)	18,222	303,943
Dril-Quip, Inc.(1)	32,348	731,065
Expro Group Holdings NV(1)	91,134	1,630,387
Forum Energy Technologies, Inc.(1)	6,075	121,561
Geospace Technologies Corp.(1)	11,388	140,300
Helix Energy Solutions Group, Inc.(1)	155,355	1,398,195
KLX Energy Services Holdings, Inc.(1)(2)	11,941	96,961
Kodiak Gas Services, Inc.	16,563	422,356
141

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Mammoth Energy Services, Inc.(1)	3,873	$14,098
Nabors Industries Ltd.(1)	8,911	698,355
Natural Gas Services Group, Inc.(1)	5,123	85,708
Newpark Resources, Inc.(1)	89,233	573,768
Oceaneering International, Inc.(1)	103,260	2,040,418
Oil States International, Inc.(1)	60,677	327,049
Profire Energy, Inc.(1)	13,894	20,563
ProFrac Holding Corp., Class A(1)(2)	18,932	154,864
ProPetro Holding Corp.(1)	102,782	760,587
Ranger Energy Services, Inc.	13,854	145,328
RPC, Inc.	99,447	734,913
SEACOR Marine Holdings, Inc.(1)	23,748	249,354
Select Water Solutions, Inc., Class A	83,037	709,136
Smart Sand, Inc.(1)	4,554	9,199
Solaris Oilfield Infrastructure, Inc., Class A	29,059	246,130
TETRA Technologies, Inc.(1)	127,352	496,673
U.S. Silica Holdings, Inc.(1)	74,166	852,909
		18,417,611
Entertainment — 0.8%
Atlanta Braves Holdings, Inc., Class A(1)	6,690	280,645
Atlanta Braves Holdings, Inc., Class C(1)	12,324	482,115
Cinemark Holdings, Inc.(1)	105,556	1,837,730
IMAX Corp.(1)	43,525	745,583
Kartoon Studios, Inc.(1)(2)	3,216	5,339
Lions Gate Entertainment Corp., Class A(1)	27,468	266,714
Lions Gate Entertainment Corp., Class B(1)	59,726	542,312
Marcus Corp.	23,162	339,787
Playstudios, Inc.(1)	71,899	170,401
Skillz, Inc.(1)(2)	5,575	38,133
Sphere Entertainment Co.(1)	29,644	1,283,585
		5,992,344
Financial Services — 1.7%
Acacia Research Corp.(1)	24,382	98,503
Alerus Financial Corp.	11,242	245,188
A-Mark Precious Metals, Inc.	17,383	446,569
Cannae Holdings, Inc.(1)	63,816	1,392,465
Cass Information Systems, Inc.	12,880	622,362
EVERTEC, Inc.	62,084	2,243,095
Federal Agricultural Mortgage Corp., Class C	9,390	1,679,589
International Money Express, Inc.(1)	25,776	507,787
loanDepot, Inc., Class A(1)	32,790	83,615
Marqeta, Inc., Class A(1)	190,755	1,245,630
Merchants Bancorp	17,958	769,680
NewtekOne, Inc.(2)	18,510	213,605
NMI Holdings, Inc., Class A(1)	81,133	2,440,481
Ocwen Financial Corp.(1)	2,537	66,165
Payoneer Global, Inc.(1)	255,753	1,242,960
Paysafe Ltd.(1)	28,833	415,195
Waterstone Financial, Inc.	14,208	179,731
		13,892,620
142

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Food Products — 1.1%
Alico, Inc.	1,570	$43,505
B&G Foods, Inc.	71,873	830,133
Calavo Growers, Inc.	12,245	353,391
Cal-Maine Foods, Inc.	37,715	2,168,235
Dole PLC	68,749	811,926
Farmer Bros Co.(1)	1,422	5,112
Fresh Del Monte Produce, Inc.	37,073	887,157
J M Smucker Co.	8	961
John B Sanfilippo & Son, Inc.	7,293	746,584
Lifeway Foods, Inc.(1)	4,255	51,443
Limoneira Co.	15,796	291,594
Mama's Creations, Inc.(1)	29,879	146,407
Mission Produce, Inc.(1)	38,404	405,162
Seneca Foods Corp., Class A(1)	5,228	264,851
Tootsie Roll Industries, Inc.	9,747	316,973
Utz Brands, Inc.	54,782	969,094
Vital Farms, Inc.(1)	322	5,786
Whole Earth Brands, Inc.(1)	19,000	90,820
		8,389,134
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	18,202	1,857,150
Northwest Natural Holding Co.	34,696	1,274,731
RGC Resources, Inc.	191	3,583
Star Group LP	4,960	54,213
		3,189,677
Ground Transportation — 0.9%
Covenant Logistics Group, Inc.	6,918	336,768
Daseke, Inc.(1)	39,507	325,933
Heartland Express, Inc.	44,210	565,004
Hertz Global Holdings, Inc.(1)	2,928	22,985
Marten Transport Ltd.	56,644	1,067,739
PAM Transportation Services, Inc.(1)	1,650	30,558
RXO, Inc.(1)	109,613	2,358,872
TuSimple Holdings, Inc., Class A(1)	78,225	39,112
Universal Logistics Holdings, Inc.	5,342	180,720
Werner Enterprises, Inc.	57,304	2,300,183
		7,227,874
Health Care Equipment and Supplies — 1.1%
Accuray, Inc.(1)	69,835	181,571
AngioDynamics, Inc.(1)	29,861	163,937
Apyx Medical Corp.(1)	16,150	33,915
Atrion Corp.	55	20,239
Avanos Medical, Inc.(1)	43,621	810,042
Axogen, Inc.(1)	24,090	254,390
Beyond Air, Inc.(1)	1,218	2,497
Bioventus, Inc., Class A(1)(2)	19,352	89,600
CONMED Corp.	19,004	1,526,401
CVRx, Inc.(1)(2)	6,150	120,724
Glaukos Corp.(1)	62	5,493
Hyperfine, Inc.(1)	1,567	1,802
Inogen, Inc.(1)	13,598	90,427
143

Avantis U.S. Small Cap Equity ETF
	Shares	Value
iRadimed Corp.	5,132	$215,390
Merit Medical Systems, Inc.(1)	4	305
Neuronetics, Inc.(1)	2,827	8,481
Nevro Corp.(1)	22,253	324,004
Omnicell, Inc.(1)	32,351	848,890
OraSure Technologies, Inc.(1)	75,841	545,676
Orchestra BioMed Holdings, Inc.(1)(2)	1,006	6,479
Orthofix Medical, Inc.(1)	32,762	427,872
OrthoPediatrics Corp.(1)	7,722	212,046
Outset Medical, Inc.(1)	1,771	5,579
Pulmonx Corp.(1)	24,816	228,803
Sensus Healthcare, Inc.(1)	841	3,448
Sight Sciences, Inc.(1)	23,891	96,042
Silk Road Medical, Inc.(1)	1,995	35,890
Tactile Systems Technology, Inc.(1)	1,964	29,951
UFP Technologies, Inc.(1)	6,260	1,304,021
Utah Medical Products, Inc.	3,175	222,821
Varex Imaging Corp.(1)	19,090	328,348
Vicarious Surgical, Inc.(1)(2)	196	83
Zimvie, Inc.(1)	17,854	302,625
Zynex, Inc.(1)(2)	18,423	249,816
		8,697,608
Health Care Providers and Services — 2.4%
AdaptHealth Corp.(1)	59,880	612,572
Addus HomeCare Corp.(1)	3,268	301,571
Agiliti, Inc.(1)	30,954	305,516
agilon health, Inc.(1)	256	1,569
AirSculpt Technologies, Inc.(1)(2)	4,261	26,887
AMN Healthcare Services, Inc.(1)	21,560	1,213,181
Astrana Health, Inc.(1)	42,725	1,924,334
Brookdale Senior Living, Inc.(1)	195,207	1,116,584
Castle Biosciences, Inc.(1)	25,853	466,905
Cross Country Healthcare, Inc.(1)	33,108	604,883
Enhabit, Inc.(1)	4,454	40,086
Fulgent Genetics, Inc.(1)	18,687	421,579
GeneDx Holdings Corp.(1)(2)	5,660	46,129
InfuSystem Holdings, Inc.(1)	2,194	20,295
Joint Corp.(1)	11,444	112,838
ModivCare, Inc.(1)	10,525	295,121
MSP Recovery, Inc.(1)	167	142
National HealthCare Corp.	14,606	1,441,028
National Research Corp.	18,531	747,170
Owens & Minor, Inc.(1)	71,377	1,736,602
Patterson Cos., Inc.	62,150	1,683,644
Pediatrix Medical Group, Inc.(1)	75,514	690,953
Pennant Group, Inc.(1)	26,567	495,475
PetIQ, Inc.(1)	27,418	499,282
Premier, Inc., Class A	95,898	2,000,432
RadNet, Inc.(1)	56,863	2,152,833
Select Medical Holdings Corp.	110	2,995
144

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Talkspace, Inc.(1)	108,996	$320,448
		19,281,054
Health Care Technology — 0.2%
Computer Programs & Systems, Inc.(1)	9,994	88,547
Health Catalyst, Inc.(1)	32,022	266,423
HealthStream, Inc.	23,129	630,959
Multiplan Corp.(1)	210,385	235,631
OptimizeRx Corp.(1)	14,069	222,712
Simulations Plus, Inc.	10,052	417,158
		1,861,430
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	53,747	608,954
Bally's Corp.(1)	26,255	295,106
Biglari Holdings, Inc., Class B(1)	17	2,945
BJ's Restaurants, Inc.(1)	22,223	778,249
Bloomin' Brands, Inc.	82,619	2,245,584
Bowlero Corp.(2)	23,550	293,197
Century Casinos, Inc.(1)	4,013	11,678
Cheesecake Factory, Inc.	45,744	1,618,423
Chuy's Holdings, Inc.(1)	16,726	565,841
Cracker Barrel Old Country Store, Inc.	20,987	1,387,870
Dave & Buster's Entertainment, Inc.(1)	31,896	1,969,259
El Pollo Loco Holdings, Inc.(1)	23,174	209,956
Everi Holdings, Inc.(1)	79,656	944,720
Full House Resorts, Inc.(1)	13,548	69,501
Golden Entertainment, Inc.	20,537	761,101
Life Time Group Holdings, Inc.(1)	7,748	106,458
Monarch Casino & Resort, Inc.	13,063	918,982
Noodles & Co.(1)	4,128	10,361
ONE Group Hospitality, Inc.(1)	10,377	40,574
Penn Entertainment, Inc.(1)	42,936	785,729
Playa Hotels & Resorts NV(1)	105,852	972,780
PlayAGS, Inc.(1)	40,042	371,590
Potbelly Corp.(1)	26,859	372,803
RCI Hospitality Holdings, Inc.	7,947	447,893
Target Hospitality Corp.(1)	29,745	287,932
		16,077,486
Household Durables — 2.1%
Bassett Furniture Industries, Inc.	870	13,485
Beazer Homes USA, Inc.(1)	31,457	985,548
Century Communities, Inc.	25,552	2,204,882
Cricut, Inc., Class A	29,628	143,103
Dream Finders Homes, Inc., Class A(1)	19,658	769,218
Ethan Allen Interiors, Inc.	22,564	754,315
Flexsteel Industries, Inc.	870	30,320
GoPro, Inc., Class A(1)	117,263	274,395
Green Brick Partners, Inc.(1)	30,700	1,795,950
Hamilton Beach Brands Holding Co., Class A	1,098	19,369
Helen of Troy Ltd.(1)	12,411	1,551,375
Hooker Furnishings Corp.	9,257	226,889
Hovnanian Enterprises, Inc., Class A(1)	5,092	797,713
145

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Landsea Homes Corp.(1)	16,359	$222,810
La-Z-Boy, Inc.	43,882	1,667,077
Legacy Housing Corp.(1)	8,463	217,668
Leggett & Platt, Inc.	1,682	34,346
LGI Homes, Inc.(1)	575	65,602
Lifetime Brands, Inc.	1,937	18,905
Lovesac Co.(1)	12,584	289,935
M/I Homes, Inc.(1)	19,850	2,520,751
Skyline Champion Corp.(1)	2	168
Sonos, Inc.(1)	38,774	735,155
Traeger, Inc.(1)	33,419	74,190
Universal Electronics, Inc.(1)	5,398	47,448
Vizio Holding Corp., Class A(1)	35,459	390,404
VOXX International Corp.(1)	6,382	54,247
Worthington Enterprises, Inc.	17,894	1,111,575
		17,016,843
Household Products — 0.9%
Central Garden & Pet Co.(1)	9,423	413,387
Central Garden & Pet Co., Class A(1)	51,207	1,929,992
Energizer Holdings, Inc.	67,979	1,940,801
Oil-Dri Corp. of America	5,284	376,696
Spectrum Brands Holdings, Inc.	27,628	2,221,844
WD-40 Co.	21	5,636
		6,888,356
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.(1)	49,830	339,342
Montauk Renewables, Inc.(1)	41,721	236,975
NextEra Energy Partners LP	54,567	1,498,956
Sunnova Energy International, Inc.(1)(2)	102,132	743,521
		2,818,794
Insurance — 2.7%
Ambac Financial Group, Inc.(1)	44,427	726,826
AMERISAFE, Inc.	18,119	955,958
BRP Group, Inc., Class A(1)	39,064	1,086,761
Caret Holdings, Inc., Class A(1)	2,876	92,348
CNO Financial Group, Inc.	2,210	58,985
Crawford & Co., Class A	110	1,288
Crawford & Co., Class B	45	495
Donegal Group, Inc., Class A	6,910	96,740
eHealth, Inc.(1)	25,502	168,313
Employers Holdings, Inc.	24,828	1,134,888
Fidelis Insurance Holdings Ltd.(1)	28,789	430,683
Genworth Financial, Inc., Class A(1)	253,452	1,558,730
GoHealth, Inc., Class A(1)(2)	1,871	25,184
Goosehead Insurance, Inc., Class A(1)	9,453	715,119
Greenlight Capital Re Ltd., A Shares(1)	24,605	310,761
HCI Group, Inc.	6,785	662,352
Heritage Insurance Holdings, Inc.(1)	29,215	203,336
Hippo Holdings, Inc.(1)(2)	14,988	210,581
Horace Mann Educators Corp.	39,934	1,445,212
Investors Title Co.	354	55,019
James River Group Holdings Ltd.	29,379	293,496
146

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Lemonade, Inc.(1)(2)	49,673	$806,690
Mercury General Corp.	28,146	1,370,429
Oscar Health, Inc., Class A(1)	139,153	2,262,628
Palomar Holdings, Inc.(1)	23,078	1,757,159
ProAssurance Corp.	52,060	641,900
Safety Insurance Group, Inc.	13,734	1,128,385
SiriusPoint Ltd.(1)	101,337	1,243,405
Skyward Specialty Insurance Group, Inc.(1)	30,426	1,113,287
Tiptree, Inc.	10,988	192,400
United Fire Group, Inc.	22,951	534,529
Universal Insurance Holdings, Inc.	26,859	542,283
White Mountains Insurance Group Ltd.	5	8,827
		21,834,997
Interactive Media and Services — 0.8%
Cargurus, Inc.(1)	92,856	2,055,832
Cars.com, Inc.(1)	62,726	1,150,395
DHI Group, Inc.(1)	7,151	20,237
Grindr, Inc.(1)(2)	17,383	143,931
Nextdoor Holdings, Inc.(1)	82,415	180,489
Shutterstock, Inc.	12,989	633,344
Travelzoo(1)	5,204	49,178
TripAdvisor, Inc.(1)	81,721	2,191,757
TrueCar, Inc.(1)	21,042	73,226
		6,498,389
IT Services — 0.3%
Backblaze, Inc., Class A(1)	2,221	23,587
Crexendo, Inc.	3,498	19,414
CSP, Inc.	104	5,065
Grid Dynamics Holdings, Inc.(1)	6,178	83,341
Hackett Group, Inc.	24,269	599,930
Information Services Group, Inc.	10	43
Perficient, Inc.(1)	31,098	2,017,327
Rackspace Technology, Inc.(1)(2)	4,137	8,729
		2,757,436
Leisure Products — 0.9%
American Outdoor Brands, Inc.(1)	1,238	9,718
AMMO, Inc.(1)	91,114	216,851
Clarus Corp.	27,305	157,277
Escalade, Inc.	815	12,087
Funko, Inc., Class A(1)	20,718	145,855
JAKKS Pacific, Inc.(1)	8,270	290,360
Johnson Outdoors, Inc., Class A	4,496	206,636
Latham Group, Inc.(1)	30,538	103,524
Malibu Boats, Inc., Class A(1)	19,656	857,788
Marine Products Corp.	6,759	77,458
MasterCraft Boat Holdings, Inc.(1)	16,400	359,652
Smith & Wesson Brands, Inc.	46,954	644,678
Solo Brands, Inc., Class A(1)	23,234	62,732
Sturm Ruger & Co., Inc.	16,875	731,025
Topgolf Callaway Brands Corp.(1)	98,406	1,401,301
Vista Outdoor, Inc.(1)	53,147	1,658,186
		6,935,128
147

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Life Sciences Tools and Services — 0.6%
AbCellera Biologics, Inc.(1)(2)	43,433	$219,337
Adaptive Biotechnologies Corp.(1)	18,049	74,181
Bionano Genomics, Inc.(1)(2)	3,305	4,131
Codexis, Inc.(1)	54,178	251,928
CryoPort, Inc.(1)	41,807	738,730
Cytek Biosciences, Inc.(1)	69,967	538,746
Inotiv, Inc.(1)(2)	14,054	104,702
Lifecore Biomedical, Inc.(1)(2)	20,172	168,436
Maravai LifeSciences Holdings, Inc., Class A(1)	66,696	515,560
MaxCyte, Inc.(1)	83,327	383,304
Nautilus Biotechnology, Inc.(1)	1,246	3,352
OmniAb, Inc.(1)	63,054	368,235
OmniAb, Inc.(1)	309	1,016
OmniAb, Inc.(1)	309	956
Personalis, Inc.(1)	8,432	13,070
Quanterix Corp.(1)	32,902	788,332
Quantum-Si, Inc.(1)	20,914	34,926
Seer, Inc.(1)	28,662	52,165
Standard BioTools, Inc.(1)	77,821	175,097
		4,436,204
Machinery — 3.6%
3D Systems Corp.(1)	52,384	216,870
Alamo Group, Inc.	1,496	302,626
Astec Industries, Inc.	21,388	868,353
Blue Bird Corp.(1)	22,336	755,850
Commercial Vehicle Group, Inc.(1)	31,641	206,932
Douglas Dynamics, Inc.	19,694	494,319
Enerpac Tool Group Corp.	51,338	1,730,604
Enpro, Inc.	1,091	170,000
Federal Signal Corp.	54	4,423
Gencor Industries, Inc.(1)	284	4,655
Gorman-Rupp Co.	21,640	807,821
Graham Corp.(1)	7,238	171,468
Greenbrier Cos., Inc.	31,997	1,655,845
Helios Technologies, Inc.	16,352	721,941
Hillman Solutions Corp.(1)	172,742	1,682,507
Hurco Cos., Inc.	1,546	39,933
Hyster-Yale Materials Handling, Inc.	6,674	392,965
Hyzon Motors, Inc.(1)	3,805	2,398
Kadant, Inc.	6,039	2,036,955
Kennametal, Inc.	77,183	1,948,099
L B Foster Co., Class A(1)	5,662	134,359
Lindsay Corp.	10,430	1,244,403
Manitowoc Co., Inc.(1)	33,806	471,256
Markforged Holding Corp.(1)(2)	8,344	5,591
Mayville Engineering Co., Inc.(1)	7,256	88,813
Miller Industries, Inc.	10,875	489,484
Mueller Water Products, Inc., Class A	143,801	2,236,106
NN, Inc.(1)	4,802	22,473
Omega Flex, Inc.	2,825	196,761
148

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Park-Ohio Holdings Corp.	9,411	$252,779
Proto Labs, Inc.(1)	25,187	917,562
REV Group, Inc.	28,652	591,377
Shyft Group, Inc.	17,492	180,343
SPX Technologies, Inc.(1)	72	8,438
Standex International Corp.	10,649	1,842,277
Tennant Co.	16,859	1,908,270
Titan International, Inc.(1)	53,798	686,463
Trinity Industries, Inc.	74,680	1,895,378
Wabash National Corp.	44,386	1,210,850
		28,597,547
Marine Transportation — 0.4%
Costamare, Inc.	20,131	228,890
Eagle Bulk Shipping, Inc.(2)	7,200	441,144
Genco Shipping & Trading Ltd.	42,588	868,795
Matson, Inc.	12,108	1,344,593
Pangaea Logistics Solutions Ltd.	27,666	231,841
Safe Bulkers, Inc.(2)	67,447	312,954
		3,428,217
Media — 1.3%
Advantage Solutions, Inc.(1)	87,281	332,541
AMC Networks, Inc., Class A(1)	34,398	445,110
Boston Omaha Corp., Class A(1)	15,688	257,440
Cumulus Media, Inc., Class A(1)	3,081	11,523
Daily Journal Corp.(1)	959	324,669
EchoStar Corp., Class A(1)	40,088	525,554
Entravision Communications Corp., Class A	57,070	219,719
EW Scripps Co., Class A(1)	59,919	241,474
Gambling.com Group Ltd.(1)	5,937	54,383
Gannett Co., Inc.(1)	118,756	252,950
Gray Television, Inc.	76,705	447,957
John Wiley & Sons, Inc., Class A	39,340	1,311,989
Magnite, Inc.(1)	124,311	1,494,218
National CineMedia, Inc.(1)(2)	58,589	237,871
PubMatic, Inc., Class A(1)	39,804	833,496
Scholastic Corp.	24,446	964,150
Sinclair, Inc.	30,783	457,128
Stagwell, Inc.(1)	72,606	387,716
TechTarget, Inc.(1)	22,000	697,620
Thryv Holdings, Inc.(1)	29,072	608,768
Townsquare Media, Inc., Class A	2,480	26,387
Urban One, Inc.(1)	3,408	9,917
Urban One, Inc., Class A(1)	1,238	4,098
WideOpenWest, Inc.(1)	46,538	186,152
		10,332,830
Metals and Mining — 2.2%
Alpha Metallurgical Resources, Inc.	6,845	2,582,276
Ascent Industries Co.(1)	1,238	13,259
Caledonia Mining Corp. PLC	9,865	97,565
Century Aluminum Co.(1)	51,012	534,096
Coeur Mining, Inc.(1)	329,799	854,179
149

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Compass Minerals International, Inc.	39,428	$898,958
Dakota Gold Corp.(1)	1,651	3,500
Gatos Silver, Inc.(1)(2)	50,693	298,075
Haynes International, Inc.	11,818	702,344
Hecla Mining Co.	247,138	874,869
Kaiser Aluminum Corp.	14,899	1,080,476
Materion Corp.	19,597	2,632,269
McEwen Mining, Inc.(1)(2)	37,931	232,896
Metallus, Inc.(1)	41,625	905,344
Olympic Steel, Inc.	10,645	724,073
Piedmont Lithium, Inc.(1)(2)	1,915	27,882
Radius Recycling, Inc., Class A	24,892	491,866
Ramaco Resources, Inc., Class A	29,969	526,855
Ramaco Resources, Inc., Class B	5,939	71,268
Ryerson Holding Corp.	29,328	926,178
SunCoke Energy, Inc.	91,627	981,325
Tredegar Corp.	22,061	95,965
Universal Stainless & Alloy Products, Inc.(1)	8,304	169,319
Warrior Met Coal, Inc.	32,236	1,836,485
		17,561,322
Multi-Utilities — 0.4%
Avista Corp.	66,210	2,198,172
Unitil Corp.	15,470	788,351
		2,986,523
Oil, Gas and Consumable Fuels — 4.3%
Amplify Energy Corp.(1)	36,922	223,009
Ardmore Shipping Corp.	41,245	669,406
Berry Corp.	63,762	449,522
Callon Petroleum Co.(1)	55,065	1,715,825
Centrus Energy Corp., Class A(1)	382	15,582
Chord Energy Corp.	1	162
Clean Energy Fuels Corp.(1)	160,925	474,729
Comstock Resources, Inc.(2)	56,374	481,998
CONSOL Energy, Inc.	16,804	1,442,119
Crescent Energy Co., Class A	78,199	874,265
Delek U.S. Holdings, Inc.	62,157	1,585,625
DHT Holdings, Inc.	143,562	1,553,341
Dorian LPG Ltd.	41,748	1,509,190
Epsilon Energy Ltd.	2,006	10,090
Evolution Petroleum Corp.	28,311	165,902
Excelerate Energy, Inc., Class A	14,575	228,828
FutureFuel Corp.	24,482	145,178
Gran Tierra Energy, Inc.(1)(2)	32,841	175,699
Granite Ridge Resources, Inc.	61,294	376,958
Green Plains, Inc.(1)	54,296	1,156,505
Gulfport Energy Corp.(1)	13,774	1,955,770
Hallador Energy Co.(1)	26,605	202,198
HighPeak Energy, Inc.(2)	22,519	373,140
International Seaways, Inc.	50,474	2,671,589
Kimbell Royalty Partners LP	65,886	1,033,751
Kosmos Energy Ltd.(1)	57,411	352,504
150

Avantis U.S. Small Cap Equity ETF
	Shares	Value
NACCO Industries, Inc., Class A	389	$12,926
Nordic American Tankers Ltd.	218,242	888,245
Overseas Shipholding Group, Inc., Class A	60,401	367,238
Par Pacific Holdings, Inc.(1)	62,715	2,265,266
PrimeEnergy Resources Corp.(1)	45	4,448
REX American Resources Corp.(1)	15,914	699,898
Riley Exploration Permian, Inc.	6,872	162,523
Ring Energy, Inc.(1)(2)	57,160	81,739
SandRidge Energy, Inc.	32,085	418,388
Scorpio Tankers, Inc.	381	25,577
SFL Corp. Ltd.	113,815	1,520,568
SilverBow Resources, Inc.(1)	22,763	646,242
Talos Energy, Inc.(1)	112,108	1,478,705
Teekay Corp.(1)	64,939	491,588
Teekay Tankers Ltd., Class A	28,483	1,561,438
VAALCO Energy, Inc.	107,126	477,782
Vertex Energy, Inc.(1)(2)	40,190	54,257
Vital Energy, Inc.(1)	24,020	1,208,927
W&T Offshore, Inc.	90,031	271,894
World Kinect Corp.	57,609	1,403,355
		33,883,889
Paper and Forest Products — 0.4%
Clearwater Paper Corp.(1)	16,969	666,712
Mercer International, Inc.	40,313	370,073
Sylvamo Corp.	34,217	2,067,049
		3,103,834
Passenger Airlines — 1.0%
Allegiant Travel Co.	15,808	1,150,506
Blade Air Mobility, Inc.(1)	51,578	164,018
Frontier Group Holdings, Inc.(1)(2)	29,941	207,791
Hawaiian Holdings, Inc.(1)	33,157	467,845
JetBlue Airways Corp.(1)	286,461	1,856,267
SkyWest, Inc.(1)	45,652	2,931,772
Spirit Airlines, Inc.(2)	105,805	682,442
Sun Country Airlines Holdings, Inc.(1)	38,986	584,790
		8,045,431
Personal Care Products — 0.5%
Beauty Health Co.(1)(2)	34,538	115,012
Edgewell Personal Care Co.	46,029	1,757,848
Honest Co., Inc.(1)	53,098	164,604
Inter Parfums, Inc.	85	12,471
Medifast, Inc.	10,439	418,500
Nature's Sunshine Products, Inc.(1)	13,035	231,371
Nu Skin Enterprises, Inc., Class A	46,575	582,187
Olaplex Holdings, Inc.(1)	48,397	90,018
USANA Health Sciences, Inc.(1)	10,842	523,235
Waldencast PLC, Class A(1)(2)	5,243	35,023
		3,930,269
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals, Inc.(1)	167,001	921,846
Amphastar Pharmaceuticals, Inc.(1)	28,930	1,347,270
151

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Amylyx Pharmaceuticals, Inc.(1)	292	$5,504
ANI Pharmaceuticals, Inc.(1)	14,850	1,004,900
Arvinas, Inc.(1)	35,066	1,612,335
ATAI Life Sciences NV(1)(2)	23,914	46,393
Atea Pharmaceuticals, Inc.(1)	73,024	314,733
Athira Pharma, Inc.(1)	18,562	71,464
Collegium Pharmaceutical, Inc.(1)	32,550	1,194,911
Corcept Therapeutics, Inc.(1)	84,685	1,990,097
Edgewise Therapeutics, Inc.(1)	50,759	828,894
Enliven Therapeutics, Inc.(1)(2)	2,913	46,521
Fulcrum Therapeutics, Inc.(1)	62,481	637,931
Harmony Biosciences Holdings, Inc.(1)	30,122	966,916
Innoviva, Inc.(1)	54,980	840,094
Ligand Pharmaceuticals, Inc.(1)	15,226	1,208,183
Longboard Pharmaceuticals, Inc.(1)	5,926	131,439
Lyra Therapeutics, Inc.(1)	7,641	40,192
Milestone Pharmaceuticals, Inc.(1)(2)	480	806
Nuvation Bio, Inc.(1)	3,060	5,722
Ocuphire Pharma, Inc.(1)(2)	9,708	24,610
Oramed Pharmaceuticals, Inc.(1)(2)	15,138	49,804
Pacira BioSciences, Inc.(1)	41,052	1,220,065
Phibro Animal Health Corp., Class A	16,964	219,345
Pliant Therapeutics, Inc.(1)	38,334	608,361
Prestige Consumer Healthcare, Inc.(1)	30	2,087
ProPhase Labs, Inc.(1)(2)	5,822	26,024
Relmada Therapeutics, Inc.(1)	9,333	57,165
SCYNEXIS, Inc.(1)(2)	5,975	9,680
SIGA Technologies, Inc.	35,564	185,288
Supernus Pharmaceuticals, Inc.(1)	43,477	1,291,267
Tarsus Pharmaceuticals, Inc.(1)	8,598	328,616
Terns Pharmaceuticals, Inc.(1)	29,291	214,410
Theravance Biopharma, Inc.(1)(2)	31,856	301,676
Trevi Therapeutics, Inc.(1)	21,063	61,504
Verrica Pharmaceuticals, Inc.(1)(2)	3,417	18,008
Zevra Therapeutics, Inc.(1)	16,256	109,565
		17,943,626
Professional Services — 2.1%
Asure Software, Inc.(1)	12,279	114,440
Barrett Business Services, Inc.	6,658	812,209
Blacksky Technology, Inc.(1)	43,776	62,162
Conduent, Inc.(1)	159,830	549,815
CRA International, Inc.	5,964	790,469
CSG Systems International, Inc.	27,690	1,510,766
DLH Holdings Corp.(1)	962	14,372
First Advantage Corp.	49,843	780,541
Forrester Research, Inc.(1)	6,454	130,177
Franklin Covey Co.(1)	10,701	408,564
Heidrick & Struggles International, Inc.	18,071	614,414
HireQuest, Inc.(2)	2,911	39,007
HireRight Holdings Corp.(1)	10,787	152,852
Hudson Global, Inc.(1)	368	5,204
152

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Huron Consulting Group, Inc.(1)	19,181	$1,882,232
IBEX Holdings Ltd.(1)	7,914	126,307
ICF International, Inc.	16,818	2,604,267
Kelly Services, Inc., Class A	31,126	763,521
Kforce, Inc.	18,022	1,255,052
Legalzoom.com, Inc.(1)	127,692	1,583,381
Mistras Group, Inc.(1)	11,410	98,697
NV5 Global, Inc.(1)	216	21,969
Planet Labs PBC(1)(2)	176,004	385,449
RCM Technologies, Inc.(1)	5,217	143,989
Resources Connection, Inc.	30,379	420,142
Spire Global, Inc.(1)(2)	599	7,428
Sterling Check Corp.(1)	27,807	435,736
TaskUS, Inc., Class A(1)(2)	17,542	233,835
TrueBlue, Inc.(1)	29,119	342,148
TTEC Holdings, Inc.	16,121	281,312
Willdan Group, Inc.(1)	5,016	104,734
		16,675,191
Real Estate Management and Development — 1.3%
Anywhere Real Estate, Inc.(1)	96,415	604,522
Cushman & Wakefield PLC(1)	172,728	1,725,553
Douglas Elliman, Inc.	65,336	120,218
Five Point Holdings LLC, Class A(1)	6,743	22,050
Forestar Group, Inc.(1)	20,580	693,958
FRP Holdings, Inc.(1)	2,431	146,346
Kennedy-Wilson Holdings, Inc.	100,730	884,409
LuxUrban Hotels, Inc.(1)	12,547	29,109
Marcus & Millichap, Inc.	22,662	831,469
Newmark Group, Inc., Class A	133,671	1,442,310
Offerpad Solutions, Inc.(1)	1,849	15,605
Opendoor Technologies, Inc.(1)	618,632	1,905,386
Rafael Holdings, Inc., Class B(1)	2,111	3,631
RE/MAX Holdings, Inc., Class A	16,237	138,502
Redfin Corp.(1)	100,752	715,843
RMR Group, Inc., Class A	15,185	371,577
Seritage Growth Properties, Class A(1)(2)	33,046	311,624
Star Holdings(1)	4,963	61,293
Stratus Properties, Inc.(1)	1,042	22,768
Tejon Ranch Co.(1)	15,795	262,671
		10,308,844
Semiconductors and Semiconductor Equipment — 1.4%
ACM Research, Inc., Class A(1)	52,276	1,616,374
Alpha & Omega Semiconductor Ltd.(1)	21,882	479,216
Amtech Systems, Inc.(1)	1,238	5,955
AXT, Inc.(1)	21,003	90,103
CEVA, Inc.(1)	17,954	406,479
Cohu, Inc.(1)	44,063	1,415,744
GSI Technology, Inc.(1)	9,992	41,567
inTEST Corp.(1)	4,974	58,096
Kopin Corp.(1)	22,332	58,510
Kulicke & Soffa Industries, Inc.	16,062	764,872
153

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Magnachip Semiconductor Corp.(1)	36,183	$206,243
MaxLinear, Inc.(1)	41,671	810,084
NVE Corp.	4,613	385,601
Photronics, Inc.(1)	59,271	1,706,412
QuickLogic Corp.(1)(2)	9,907	147,812
Rigetti Computing, Inc.(1)(2)	16,815	31,612
SkyWater Technology, Inc.(1)(2)	22,113	255,626
SMART Global Holdings, Inc.(1)	48,925	1,040,635
Ultra Clean Holdings, Inc.(1)	41,455	1,790,856
		11,311,797
Software — 2.3%
8x8, Inc.(1)	85,124	240,901
A10 Networks, Inc.	65,933	877,568
Adeia, Inc.	99,913	1,133,013
Agilysys, Inc.(1)	10,478	815,188
American Software, Inc., Class A	7,453	83,623
Bit Digital, Inc.(1)(2)	53,115	138,099
Cipher Mining, Inc.(1)	49,871	147,618
Cleanspark, Inc.(1)	21,895	366,084
CoreCard Corp.(1)	3,743	47,761
CS Disco, Inc.(1)	22,484	149,744
Dave, Inc.(1)	1,027	26,897
Digital Turbine, Inc.(1)	40,031	126,898
Enfusion, Inc., Class A(1)	26,019	225,585
Envestnet, Inc.(1)	34,484	1,776,961
Expensify, Inc., Class A(1)	2,637	5,485
InterDigital, Inc.	22,698	2,429,140
LivePerson, Inc.(1)	54,727	69,503
LiveRamp Holdings, Inc.(1)	37,264	1,303,495
Marathon Digital Holdings, Inc.(1)	5,650	146,335
Matterport, Inc.(1)	156,340	331,441
Mitek Systems, Inc.(1)	41,743	484,636
N-able, Inc.(1)	6,278	84,565
NCR Voyix Corp.(1)	120,828	1,765,297
Olo, Inc., Class A(1)	95,125	553,628
Progress Software Corp.	40,770	2,175,487
ReposiTrak, Inc.	408	6,132
SolarWinds Corp.(1)	46,150	551,031
Telos Corp.(1)	50,396	184,953
Terawulf, Inc.(1)(2)	35,406	66,386
Upland Software, Inc.(1)	24,403	71,501
Verint Systems, Inc.(1)	56,718	1,792,856
Xperi, Inc.(1)	40,831	447,508
		18,625,319
Specialty Retail — 4.0%
1-800-Flowers.com, Inc., Class A(1)	29,188	304,139
Aaron's Co., Inc.	29,916	231,849
Abercrombie & Fitch Co., Class A(1)	30,534	3,901,024
America's Car-Mart, Inc.(1)	5,284	355,825
Arhaus, Inc.(1)	37,345	493,701
Arko Corp.	57,182	373,398
154

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Big 5 Sporting Goods Corp.	19,989	$95,947
Boot Barn Holdings, Inc.(1)	27,870	2,577,975
Buckle, Inc.	31,609	1,294,072
Build-A-Bear Workshop, Inc.	13,754	329,271
Caleres, Inc.	36,699	1,416,948
Camping World Holdings, Inc., Class A	38,654	1,031,675
CarParts.com, Inc.(1)	46,545	118,690
Cato Corp., Class A	5,529	36,547
Children's Place, Inc.(1)	10,648	204,868
Citi Trends, Inc.(1)	9,005	279,155
Conn's, Inc.(1)	9,309	37,422
Container Store Group, Inc.(1)	19,024	26,253
Designer Brands, Inc., Class A	47,513	501,737
Destination XL Group, Inc.(1)	50,034	199,636
Duluth Holdings, Inc., Class B(1)	3,202	15,242
Foot Locker, Inc.	70,451	2,425,628
Genesco, Inc.(1)	11,873	378,986
GrowGeneration Corp.(1)	52,633	112,635
Guess?, Inc.	32,004	812,261
Haverty Furniture Cos., Inc.	12,997	445,797
Hibbett, Inc.	13,268	1,087,313
J Jill, Inc.(1)	5,996	149,840
Lands' End, Inc.(1)	9,153	89,059
Lazydays Holdings, Inc.(1)	3,398	13,660
LL Flooring Holdings, Inc.(1)	24,180	51,745
MarineMax, Inc.(1)	17,752	589,366
Monro, Inc.	27,871	935,629
National Vision Holdings, Inc.(1)	58,534	1,369,696
ODP Corp.(1)	33,618	1,898,745
Petco Health & Wellness Co., Inc.(1)	73,914	192,176
PetMed Express, Inc.	15,878	80,343
RumbleON, Inc., Class B(1)(2)	15,993	121,387
Sally Beauty Holdings, Inc.(1)	99,491	1,256,571
Shoe Carnival, Inc.	17,762	582,061
Sonic Automotive, Inc., Class A	12,658	664,545
Sportsman's Warehouse Holdings, Inc.(1)	33,869	122,267
Stitch Fix, Inc., Class A(1)	77,340	249,808
ThredUp, Inc., Class A(1)(2)	48,729	97,458
Tile Shop Holdings, Inc.(1)	5,154	35,820
Tilly's, Inc., Class A(1)	14,453	111,144
Upbound Group, Inc.	44,489	1,501,949
Victoria's Secret & Co.(1)	75,616	2,159,593
Zumiez, Inc.(1)	15,465	272,493
		31,633,349
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	71,216	380,293
Immersion Corp.	29,773	200,968
Intevac, Inc.(1)	6,970	26,904
Turtle Beach Corp.(1)	14,636	156,313
Xerox Holdings Corp.	4,696	87,580
		852,058
155

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Textiles, Apparel and Luxury Goods — 1.3%
Carter's, Inc.	28,982	$2,346,093
Delta Apparel, Inc.(1)	736	2,642
Ermenegildo Zegna NV	103	1,473
G-III Apparel Group Ltd.(1)	48,174	1,602,749
Hanesbrands, Inc.(1)	304,264	1,643,026
Lakeland Industries, Inc.	962	17,335
Movado Group, Inc.	15,155	435,100
Oxford Industries, Inc.	14,765	1,497,023
PLBY Group, Inc.(1)	10,608	10,466
Rocky Brands, Inc.	6,104	152,295
Steven Madden Ltd.	40,909	1,751,724
Superior Group of Cos., Inc.	7,011	100,748
Unifi, Inc.(1)	7,131	41,930
Vera Bradley, Inc.(1)	23,345	182,091
Wolverine World Wide, Inc.	42,425	431,462
		10,216,157
Trading Companies and Distributors — 1.1%
Alta Equipment Group, Inc.	20,144	231,253
BlueLinx Holdings, Inc.(1)	8,950	1,135,307
Boise Cascade Co.	514	69,858
Custom Truck One Source, Inc.(1)	21,013	134,903
Distribution Solutions Group, Inc.(1)	2	63
DNOW, Inc.(1)	102,650	1,452,497
DXP Enterprises, Inc.(1)	11,601	412,068
Global Industrial Co.	12,066	529,094
H&E Equipment Services, Inc.	31,573	1,783,559
Hudson Technologies, Inc.(1)	43,998	644,571
Karat Packaging, Inc.	7,303	216,096
Mega Matrix Corp.(1)(2)	2,984	8,594
MRC Global, Inc.(1)	69,209	797,980
Rush Enterprises, Inc., Class A	37	1,802
Rush Enterprises, Inc., Class B	158	7,968
Titan Machinery, Inc.(1)	19,050	480,631
Transcat, Inc.(1)	7,699	809,627
Willis Lease Finance Corp.(1)	45	2,156
		8,718,027
Water Utilities — 0.1%
Artesian Resources Corp., Class A	6,405	220,780
California Water Service Group	15,598	715,792
Consolidated Water Co. Ltd.	372	10,996
Pure Cycle Corp.(1)	4,151	41,386
		988,954
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	39,248	320,264
Spok Holdings, Inc.	9,545	171,523
Telephone & Data Systems, Inc.	117,346	1,795,394
		2,287,181
TOTAL COMMON STOCKS (Cost $735,480,247)		794,570,011
156

Avantis U.S. Small Cap Equity ETF
	Shares	Value
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)	779	$616
Chinook Therapeutics, Inc.(1)	5,210	52
Pardes Biosciences, Inc.(1)	223	7
		675
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Jounce Therapeutics, Inc.(1)	4,355	131
Theseus Pharmaceuticals, Inc.(1)	12,795	128
		2,299
TOTAL RIGHTS (Cost $4,861)		2,974
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	738,482	738,482
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,822,647	11,822,647
TOTAL SHORT-TERM INVESTMENTS (Cost $12,561,129)		12,561,129
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $748,046,237)		807,134,114
OTHER ASSETS AND LIABILITIES — (1.4)%		(11,066,336)
TOTAL NET ASSETS — 100.0%		$796,067,778

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,950,622. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $12,377,055, which includes securities collateral of $554,408.

See Notes to Financial Statements.
157

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.0%
AAR Corp.(1)	24	$1,603
Kaman Corp.	84,111	3,853,125
VirTra, Inc.(1)	75,844	737,962
		4,592,690
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	1,367,611	16,507,065
Hub Group, Inc., Class A(1)	1,069,824	45,499,615
Radiant Logistics, Inc.(1)	351,262	2,037,319
		64,043,999
Automobile Components — 2.3%
American Axle & Manufacturing Holdings, Inc.(1)	2,039,667	14,114,496
Dana, Inc.	2,122,613	26,532,662
Gentherm, Inc.(1)	33,287	1,892,699
Goodyear Tire & Rubber Co.(1)	5,517,971	65,553,495
LCI Industries	260,599	32,830,262
Modine Manufacturing Co.(1)	267,297	23,979,214
Motorcar Parts of America, Inc.(1)	176,008	1,582,312
Patrick Industries, Inc.	289,925	34,773,604
Phinia, Inc.	605,658	20,725,617
Standard Motor Products, Inc.	203,847	6,474,181
Stoneridge, Inc.(1)	94,168	1,654,532
		230,113,074
Automobiles — 1.5%
Harley-Davidson, Inc.	1,335,715	48,446,383
Thor Industries, Inc.	556,545	71,337,938
Winnebago Industries, Inc.	437,503	31,382,090
		151,166,411
Banks — 16.3%
1st Source Corp.	116,154	5,782,146
ACNB Corp.	71,823	2,531,043
Amalgamated Financial Corp.	277,563	6,406,154
Amerant Bancorp, Inc.	341,999	7,246,959
American National Bankshares, Inc.	22,816	1,029,458
Ameris Bancorp	563,813	26,121,456
Ames National Corp.	5,545	105,189
Arrow Financial Corp.	188,752	4,526,273
Associated Banc-Corp.	1,694,593	35,315,318
Atlantic Union Bankshares Corp.	5,755	191,411
Axos Financial, Inc.(1)	711,209	37,068,213
Banc of California, Inc.	161,478	2,362,423
BancFirst Corp.	5,833	511,787
Bancorp, Inc.(1)	612,270	27,331,733
Bank of Hawaii Corp.	517,645	31,203,641
Bank of Marin Bancorp	156,364	2,597,206
Bank of NT Butterfield & Son Ltd.	443,271	13,249,370
Bank OZK	958,253	41,971,481
Bank7 Corp.	8,118	227,385
BankFinancial Corp.	55,742	556,863
158

Avantis U.S. Small Cap Value ETF
	Shares	Value
BankUnited, Inc.	936,444	$25,115,428
Bankwell Financial Group, Inc.	35,439	902,631
Banner Corp.	378,713	16,602,778
Bar Harbor Bankshares	133,117	3,357,211
BayCom Corp.	50,273	1,006,465
BCB Bancorp, Inc.	145,243	1,523,599
Berkshire Hills Bancorp, Inc.	475,133	10,210,608
Bridgewater Bancshares, Inc.(1)	235,039	2,785,212
Brookline Bancorp, Inc.	922,015	9,008,087
Business First Bancshares, Inc.	274,580	6,164,321
Byline Bancorp, Inc.	325,977	6,793,361
C&F Financial Corp.	1,361	72,718
Cadence Bank	1,658,722	45,913,425
California BanCorp(1)	315	7,242
Cambridge Bancorp	78,101	4,940,669
Camden National Corp.	137,551	4,371,371
Capital Bancorp, Inc.	30,713	632,381
Capital City Bank Group, Inc.	43,146	1,223,189
Capstar Financial Holdings, Inc.	179,087	3,357,881
Carter Bankshares, Inc.(1)	254,179	3,355,163
Cathay General Bancorp	884,193	34,527,737
CB Financial Services, Inc.	19,821	442,207
Central Pacific Financial Corp.	348,133	6,496,162
Central Valley Community Bancorp	87,186	1,629,506
Chemung Financial Corp.	5,982	254,833
ChoiceOne Financial Services, Inc.(2)	9,159	243,721
Citizens Financial Services, Inc.	3,700	172,975
City Holding Co.	49,036	4,927,137
Civista Bancshares, Inc.	60,205	904,279
CNB Financial Corp.	247,534	4,948,205
Coastal Financial Corp.(1)	89,760	3,445,886
Codorus Valley Bancorp, Inc.	56,677	1,304,705
Colony Bankcorp, Inc.	30,019	340,415
Columbia Banking System, Inc.	1,010,565	18,291,227
Comerica, Inc.	40,099	1,980,089
Community Trust Bancorp, Inc.	180,586	7,180,099
ConnectOne Bancorp, Inc.	440,063	8,708,847
CrossFirst Bankshares, Inc.(1)	470,481	6,055,090
Customers Bancorp, Inc.(1)	442,426	24,028,156
CVB Financial Corp.	279,189	4,751,797
Dime Community Bancshares, Inc.	445,161	8,342,317
Eagle Bancorp, Inc.	354,651	8,447,787
Enterprise Bancorp, Inc.	21,932	594,357
Enterprise Financial Services Corp.	412,263	16,457,539
Equity Bancshares, Inc., Class A	170,723	5,434,113
Esquire Financial Holdings, Inc.	80,180	4,071,540
Evans Bancorp, Inc.	1,323	39,293
Farmers National Banc Corp.	231,303	3,117,964
FB Financial Corp.	106,245	3,786,572
Fidelity D&D Bancorp, Inc.	2,248	112,265
Financial Institutions, Inc.	184,828	3,393,442
159

Avantis U.S. Small Cap Value ETF
	Shares	Value
First BanCorp	2,011,694	$34,158,564
First Bancorp, Inc.	19,888	469,755
First Bancorp/Southern Pines NC	57,681	1,968,076
First Bancshares, Inc.	82,372	2,045,297
First Bank	110,822	1,486,123
First Busey Corp.	617,340	14,235,860
First Business Financial Services, Inc.	59,957	2,115,283
First Commonwealth Financial Corp.	915,561	11,929,760
First Community Bankshares, Inc.	24,042	796,752
First Financial Corp.	129,024	4,803,564
First Foundation, Inc.	409,194	3,244,908
First Guaranty Bancshares, Inc.	3,844	43,975
First Hawaiian, Inc.	41,357	866,843
First Internet Bancorp	68,910	2,147,925
First Interstate BancSystem, Inc., Class A	101,731	2,677,560
First Merchants Corp.	391,581	13,000,489
First Mid Bancshares, Inc.	214,601	6,502,410
First of Long Island Corp.	247,396	2,755,991
First United Corp.	35,023	774,008
First Western Financial, Inc.(1)	3,274	46,327
Five Star Bancorp	45,294	1,074,827
Flushing Financial Corp.	313,339	4,023,273
FNB Corp.	2,994,826	39,950,979
Franklin Financial Services Corp.	19,728	519,044
FS Bancorp, Inc.	52,998	1,768,543
Fulton Financial Corp.	1,987,123	30,601,694
FVCBankcorp, Inc.(1)	33,928	410,868
German American Bancorp, Inc.	23,349	734,560
Great Southern Bancorp, Inc.	123,181	6,422,657
Greene County Bancorp, Inc.	3,792	108,300
Guaranty Bancshares, Inc.	29,361	844,422
Hancock Whitney Corp.	1,008,544	43,972,518
Hanmi Financial Corp.	403,079	6,090,524
HarborOne Bancorp, Inc.	268,474	2,733,065
Hawthorn Bancshares, Inc.	31,143	673,623
HBT Financial, Inc.	97,923	1,866,412
Heartland Financial USA, Inc.	442,140	15,032,760
Heritage Commerce Corp.	562,250	4,661,053
Heritage Financial Corp.	192,927	3,540,210
Hilltop Holdings, Inc.	308,831	9,536,701
Hingham Institution For Savings The	7,139	1,199,209
Home Bancorp, Inc.	33,441	1,228,957
HomeStreet, Inc.	195,821	2,731,703
HomeTrust Bancshares, Inc.	158,722	4,166,453
Hope Bancorp, Inc.	1,339,522	14,694,556
Horizon Bancorp, Inc.	450,984	5,429,847
Independent Bank Corp.	107,089	5,586,833
Independent Bank Corp. (Michigan)	278,336	6,805,315
International Bancshares Corp.	692,312	35,924,070
Investar Holding Corp.	4,803	76,608
Kearny Financial Corp.	280,605	1,784,648
160

Avantis U.S. Small Cap Value ETF
	Shares	Value
Lakeland Bancorp, Inc.	709,279	$8,284,379
Lakeland Financial Corp.	79,861	5,087,146
Live Oak Bancshares, Inc.	230,850	9,169,362
Luther Burbank Corp.(1)	75,100	687,165
Macatawa Bank Corp.	285,621	2,799,086
MainStreet Bancshares, Inc.	1,734	31,238
Mercantile Bank Corp.	205,598	7,574,230
Meridian Corp.	442	4,321
Metrocity Bankshares, Inc.	129,575	3,148,673
Metropolitan Bank Holding Corp.(1)	118,958	4,664,343
Mid Penn Bancorp, Inc.	115,705	2,433,276
Midland States Bancorp, Inc.	280,956	6,841,279
MidWestOne Financial Group, Inc.	110,907	2,541,988
MVB Financial Corp.	79,047	1,692,396
National Bank Holdings Corp., Class A	6,737	227,980
National Bankshares, Inc.	260	8,130
NBT Bancorp, Inc.	299,106	10,286,255
Nicolet Bankshares, Inc.	3,465	273,492
Northeast Bank	87,543	4,673,921
Northfield Bancorp, Inc.	438,167	4,425,487
Northrim BanCorp, Inc.	68,058	3,384,524
Norwood Financial Corp.	10,163	280,600
Oak Valley Bancorp	18,564	462,801
OceanFirst Financial Corp.	629,932	9,574,966
OFG Bancorp	631,597	22,876,443
Old National Bancorp	2,367,039	38,890,451
Old Second Bancorp, Inc.	535,443	7,191,000
OP Bancorp	70,049	725,708
Orange County Bancorp, Inc.	11,540	530,609
Origin Bancorp, Inc.	303,442	9,054,709
Orrstown Financial Services, Inc.	88,037	2,372,597
Pacific Premier Bancorp, Inc.	1,064,117	24,325,715
Park National Corp.	36,120	4,641,781
Parke Bancorp, Inc.	63,376	1,093,236
Pathward Financial, Inc.	311,130	15,817,849
PCB Bancorp	86,249	1,392,921
Peapack-Gladstone Financial Corp.	196,616	4,764,006
Penns Woods Bancorp, Inc.	1,059	20,481
Peoples Bancorp, Inc.	343,299	9,636,403
Peoples Financial Services Corp.	19,891	802,602
Pinnacle Financial Partners, Inc.	58,916	4,873,532
Plumas Bancorp	801	27,907
Popular, Inc.	354,459	29,661,129
Preferred Bank	159,601	11,467,332
Premier Financial Corp.	417,503	8,091,208
Primis Financial Corp.	92,126	1,137,756
Provident Financial Services, Inc.	835,492	12,599,219
QCR Holdings, Inc.	203,453	11,596,821
RBB Bancorp	173,481	2,987,343
Red River Bancshares, Inc.	6,892	343,222
Republic Bancorp, Inc., Class A	102,697	5,058,854
161

Avantis U.S. Small Cap Value ETF
	Shares	Value
Riverview Bancorp, Inc.	120,365	$564,512
S&T Bancorp, Inc.	314,828	9,819,485
Sandy Spring Bancorp, Inc.	499,817	10,985,978
ServisFirst Bancshares, Inc.	185,061	11,694,005
Shore Bancshares, Inc.	105,697	1,200,718
Sierra Bancorp	102,288	1,903,580
Simmons First National Corp., Class A	222,492	4,271,846
SmartFinancial, Inc.	136,051	2,927,818
South Plains Financial, Inc.	124,577	3,323,714
Southern First Bancshares, Inc.(1)	71,326	2,350,192
Southern Missouri Bancorp, Inc.	92,305	3,958,038
Southside Bancshares, Inc.	109,639	3,142,254
SouthState Corp.	13,291	1,116,976
Stock Yards Bancorp, Inc.	9,578	438,768
Summit Financial Group, Inc.	121,490	3,277,800
Synovus Financial Corp.	1,068,595	40,542,494
Territorial Bancorp, Inc.	37,961	343,927
Texas Capital Bancshares, Inc.(1)	309,604	18,158,275
Third Coast Bancshares, Inc.(1)	28,078	538,255
Timberland Bancorp, Inc.	31,567	827,055
Tompkins Financial Corp.	78,463	3,778,778
Towne Bank	629,124	17,055,552
TriCo Bancshares	239,378	7,997,619
Triumph Financial, Inc.(1)	59,271	4,445,325
TrustCo Bank Corp.	226,094	6,170,105
Trustmark Corp.	573,737	15,410,576
UMB Financial Corp.	494,666	40,369,692
United Community Banks, Inc.	149,141	3,879,157
United Security Bancshares	83,790	630,939
Unity Bancorp, Inc.	45,771	1,253,210
Univest Financial Corp.	319,689	6,400,174
Valley National Bancorp	3,403,002	27,870,586
Veritex Holdings, Inc.	535,642	10,514,652
Virginia National Bankshares Corp.	1,106	33,645
WaFd, Inc.	774,548	21,098,688
Washington Trust Bancorp, Inc.	197,371	5,080,330
West BanCorp, Inc.	96,133	1,672,714
Westamerica BanCorp	280,323	12,813,564
Western Alliance Bancorp	198,009	11,431,060
Western New England Bancorp, Inc.	3,560	28,907
Wintrust Financial Corp.	273,138	26,316,846
WSFS Financial Corp.	497,391	21,084,405
Zions Bancorp NA	248,731	9,807,463
		1,635,440,762
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	26,826	22,555,301
Biotechnology — 0.4%
Arcturus Therapeutics Holdings, Inc.(1)	137,704	5,337,407
Catalyst Pharmaceuticals, Inc.(1)	713,180	11,432,275
Eagle Pharmaceuticals, Inc.(1)(2)	100,023	586,135
Emergent BioSolutions, Inc.(1)(2)	167,218	540,114
162

Avantis U.S. Small Cap Value ETF
	Shares	Value
Entrada Therapeutics, Inc.(1)	285,990	$3,783,648
Ironwood Pharmaceuticals, Inc.(1)	608,308	5,736,344
Organogenesis Holdings, Inc.(1)	139,155	496,783
Protagonist Therapeutics, Inc.(1)	92,425	2,807,872
Puma Biotechnology, Inc.(1)	185,562	1,154,196
Vanda Pharmaceuticals, Inc.(1)	171,586	766,989
Voyager Therapeutics, Inc.(1)	592,728	4,931,497
		37,573,260
Broadline Retail — 1.4%
Big Lots, Inc.	123,905	671,565
Dillard's, Inc., Class A	26,228	10,877,539
Kohl's Corp.	2,054,813	57,267,638
Macy's, Inc.	3,305,317	57,644,729
Nordstrom, Inc.	688,088	14,429,205
		140,890,676
Building Products — 1.3%
Apogee Enterprises, Inc.	342,647	19,602,835
Insteel Industries, Inc.	331,141	12,056,844
JELD-WEN Holding, Inc.(1)	1,210,540	22,031,828
Masonite International Corp.(1)	365,302	47,576,933
Quanex Building Products Corp.	577,683	19,976,278
UFP Industries, Inc.	85,921	9,849,124
		131,093,842
Capital Markets — 1.0%
Artisan Partners Asset Management, Inc., Class A	79,685	3,432,033
Diamond Hill Investment Group, Inc.	19,863	2,873,779
Evercore, Inc., Class A	215,443	40,305,076
Janus Henderson Group PLC	65,397	2,037,770
Open Lending Corp., Class A(1)	202,102	1,467,261
Oppenheimer Holdings, Inc., Class A	67,346	2,579,352
Patria Investments Ltd., Class A	255,814	3,811,629
Piper Sandler Cos.	1,421	267,532
Stifel Financial Corp.	94,405	7,161,563
StoneX Group, Inc.(1)	341,742	23,669,051
Virtus Investment Partners, Inc.	47,526	11,041,240
		98,646,286
Chemicals — 2.3%
AdvanSix, Inc.	477,350	13,356,253
Alto Ingredients, Inc.(1)	11,089	24,396
Arcadium Lithium PLC(1)(2)	4,755,923	26,110,017
Cabot Corp.	771,265	65,518,962
Chemours Co.	1,179,321	23,197,244
Core Molding Technologies, Inc.(1)	122,378	2,248,084
Hawkins, Inc.	238,860	16,779,915
Intrepid Potash, Inc.(1)	139,224	2,934,842
Kronos Worldwide, Inc.	128,767	1,170,492
LSB Industries, Inc.(1)	991,279	7,295,813
Mativ Holdings, Inc.	440,611	7,653,413
Orion SA	925,433	20,859,260
Rayonier Advanced Materials, Inc.(1)	1,004,307	3,404,601
Stepan Co.	105,413	9,402,840
163

Avantis U.S. Small Cap Value ETF
	Shares	Value
Tronox Holdings PLC, Class A	1,928,648	$28,351,125
Valhi, Inc.	12,598	171,711
		228,478,968
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	31,228	174,252
Acme United Corp.	16,726	794,485
Aris Water Solutions, Inc., Class A	132,796	1,598,864
Civeo Corp.	174,523	4,087,329
Ennis, Inc.	142,398	2,893,527
Interface, Inc.	1,013,487	15,932,016
Quad/Graphics, Inc.	374,489	2,243,189
Steelcase, Inc., Class A	1,728,044	23,743,324
Virco Mfg. Corp.	130,876	1,379,433
		52,846,419
Communications Equipment — 0.2%
Applied Optoelectronics, Inc.(1)(2)	501,381	8,012,069
KVH Industries, Inc.(1)	6,727	31,953
NETGEAR, Inc.(1)	8,192	122,798
Viasat, Inc.(1)	409,983	8,023,367
		16,190,187
Construction and Engineering — 1.4%
Ameresco, Inc., Class A(1)	62,704	1,314,276
Argan, Inc.	174,541	8,178,991
Great Lakes Dredge & Dock Corp.(1)	215,885	1,930,012
IES Holdings, Inc.(1)	18,933	2,081,115
Limbach Holdings, Inc.(1)	164,528	8,101,359
MDU Resources Group, Inc.	2,594,348	56,245,465
MYR Group, Inc.(1)	169,764	27,579,859
Northwest Pipe Co.(1)	77,590	2,314,510
Sterling Infrastructure, Inc.(1)	250,291	26,691,032
Tutor Perini Corp.(1)	394,419	4,468,767
		138,905,386
Construction Materials — 0.0%
U.S. Lime & Minerals, Inc.	8,593	2,191,043
Consumer Finance — 1.7%
Atlanticus Holdings Corp.(1)	27,996	928,067
Bread Financial Holdings, Inc.	684,032	26,184,745
Consumer Portfolio Services, Inc.(1)	62,332	550,391
Encore Capital Group, Inc.(1)	41,838	2,008,224
EZCORP, Inc., Class A(1)	107,613	1,128,860
Green Dot Corp., Class A(1)	160,938	1,321,301
LendingClub Corp.(1)	911,257	7,390,294
Medallion Financial Corp.	86,689	670,106
Navient Corp.	1,128,720	18,352,987
Nelnet, Inc., Class A	106,757	9,167,224
OneMain Holdings, Inc.	474,303	22,401,331
Oportun Financial Corp.(1)	6,034	23,352
PRA Group, Inc.(1)	19,042	486,713
PROG Holdings, Inc.(1)	438,111	13,524,487
Regional Management Corp.	79,708	1,865,167
SLM Corp.	2,952,420	61,498,909
164

Avantis U.S. Small Cap Value ETF
	Shares	Value
World Acceptance Corp.(1)	5,592	$669,698
		168,171,856
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc.	647,676	35,803,529
Ingles Markets, Inc., Class A	276,074	21,260,459
Natural Grocers by Vitamin Cottage, Inc.	196,689	3,259,137
PriceSmart, Inc.	405,574	34,124,996
SpartanNash Co.	471,868	9,942,259
Sprouts Farmers Market, Inc.(1)	772,034	48,205,803
United Natural Foods, Inc.(1)	826,913	12,908,112
Village Super Market, Inc., Class A	120,424	3,293,596
Weis Markets, Inc.	204,078	13,252,825
		182,050,716
Containers and Packaging — 0.1%
Myers Industries, Inc.	347,447	6,681,406
Distributors — 0.0%
Weyco Group, Inc.	5,983	192,892
Diversified Consumer Services — 0.5%
American Public Education, Inc.(1)	191,714	2,003,411
Graham Holdings Co., Class B	2,975	2,089,432
Lincoln Educational Services Corp.(1)	71,103	715,296
Perdoceo Education Corp.	1,086,010	19,341,838
Stride, Inc.(1)	276,951	16,547,822
Universal Technical Institute, Inc.(1)	554,747	8,343,395
		49,041,194
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	183,211	6,144,897
Frontier Communications Parent, Inc.(1)	1,477,184	34,979,717
Shenandoah Telecommunications Co.	321,350	5,996,391
		47,121,005
Electrical Equipment — 1.6%
Atkore, Inc.	278,726	47,216,184
Broadwind, Inc.(1)	13,957	34,613
Encore Wire Corp.	317,502	76,517,982
LSI Industries, Inc.	158,464	2,286,636
Powell Industries, Inc.	172,394	31,934,265
Preformed Line Products Co.	2,236	307,405
		158,297,085
Electronic Equipment, Instruments and Components — 1.8%
Bel Fuse, Inc., Class B	203,340	10,567,580
Climb Global Solutions, Inc.	38,952	2,647,567
Daktronics, Inc.(1)	542,650	4,710,202
ePlus, Inc.(1)	127,977	10,544,025
Insight Enterprises, Inc.(1)	145,908	27,430,704
Kimball Electronics, Inc.(1)	93,319	2,100,611
Methode Electronics, Inc.	108,076	2,302,019
PC Connection, Inc.	155,013	10,289,763
Sanmina Corp.(1)	651,598	41,180,993
ScanSource, Inc.(1)	122,451	5,293,557
TTM Technologies, Inc.(1)	357,521	5,309,187
Vishay Intertechnology, Inc.	2,424,399	52,730,678
165

Avantis U.S. Small Cap Value ETF
	Shares	Value
Vishay Precision Group, Inc.(1)	94,745	$3,273,440
		178,380,326
Energy Equipment and Services — 3.9%
Archrock, Inc.	2,614,021	47,758,164
Bristow Group, Inc.(1)	220,345	5,938,298
ChampionX Corp.	337,877	10,494,460
Expro Group Holdings NV(1)	78,896	1,411,449
Geospace Technologies Corp.(1)	109,853	1,353,389
Helix Energy Solutions Group, Inc.(1)	2,231,318	20,081,862
Helmerich & Payne, Inc.	1,170,049	44,918,181
KLX Energy Services Holdings, Inc.(1)(2)	120,207	976,081
Kodiak Gas Services, Inc.	278,917	7,112,384
Liberty Energy, Inc., Class A	2,902,826	62,062,420
Nabors Industries Ltd.(1)	134,427	10,535,044
Natural Gas Services Group, Inc.(1)	95,776	1,602,332
Newpark Resources, Inc.(1)	1,265,812	8,139,171
Oceaneering International, Inc.(1)	1,399,727	27,658,606
Oil States International, Inc.(1)	491,739	2,650,473
Patterson-UTI Energy, Inc.	2,929,513	33,894,465
ProFrac Holding Corp., Class A(1)(2)	145,348	1,188,947
ProPetro Holding Corp.(1)	1,703,273	12,604,220
Ranger Energy Services, Inc.	169,475	1,777,793
RPC, Inc.	1,391,953	10,286,533
Select Water Solutions, Inc., Class A	666,367	5,690,774
Solaris Oilfield Infrastructure, Inc., Class A	302,322	2,560,667
TechnipFMC PLC	588,569	12,766,062
TETRA Technologies, Inc.(1)	103,739	404,582
Transocean Ltd.(1)	4,142,039	19,426,163
U.S. Silica Holdings, Inc.(1)	1,176,595	13,530,842
Weatherford International PLC(1)	198,115	20,328,580
		387,151,942
Entertainment — 0.1%
Gaia, Inc.(1)	771	2,213
Marcus Corp.	381,701	5,599,553
		5,601,766
Financial Services — 3.6%
Alerus Financial Corp.	151,309	3,300,049
Cass Information Systems, Inc.	91,807	4,436,114
Enact Holdings, Inc.	351,770	9,751,065
Essent Group Ltd.	764,305	40,943,819
Federal Agricultural Mortgage Corp., Class C	94,446	16,893,556
International Money Express, Inc.(1)	47,634	938,390
Jackson Financial, Inc., Class A	1,283,185	70,639,334
Merchants Bancorp	227,376	9,745,335
MGIC Investment Corp.	2,764,399	54,983,896
NewtekOne, Inc.(2)	111,283	1,284,206
NMI Holdings, Inc., Class A(1)	1,071,748	32,238,180
PennyMac Financial Services, Inc.	266,993	22,675,716
Radian Group, Inc.	2,032,252	59,219,823
Walker & Dunlop, Inc.	293,050	27,951,109
166

Avantis U.S. Small Cap Value ETF
	Shares	Value
Waterstone Financial, Inc.	131,820	$1,667,523
		356,668,115
Food Products — 0.8%
B&G Foods, Inc.	688,412	7,951,159
Cal-Maine Foods, Inc.	805,906	46,331,536
Dole PLC	139,951	1,652,821
Fresh Del Monte Produce, Inc.	394,428	9,438,662
John B Sanfilippo & Son, Inc.	85,268	8,728,885
Seaboard Corp.	2,885	9,484,697
		83,587,760
Ground Transportation — 2.4%
ArcBest Corp.	437,583	62,513,107
Covenant Logistics Group, Inc.	69,933	3,404,339
Heartland Express, Inc.	614,449	7,852,658
Hertz Global Holdings, Inc.(1)	1,112,131	8,730,228
Landstar System, Inc.	3,167	602,363
Marten Transport Ltd.	1,031,946	19,452,182
PAM Transportation Services, Inc.(1)	61,496	1,138,906
Ryder System, Inc.	719,127	82,052,391
Schneider National, Inc., Class B	433,545	10,209,985
Universal Logistics Holdings, Inc.	112,442	3,803,913
Werner Enterprises, Inc.	1,091,066	43,795,389
		243,555,461
Health Care Equipment and Supplies — 0.3%
Bioventus, Inc., Class A(1)	92,018	426,043
Enovis Corp.(1)	41,994	2,511,661
FONAR Corp.(1)	29,572	658,569
OraSure Technologies, Inc.(1)	1,041,674	7,494,844
QuidelOrtho Corp.(1)	276,127	12,591,391
Sensus Healthcare, Inc.(1)	13,026	53,407
Zimvie, Inc.(1)	161,837	2,743,137
		26,479,052
Health Care Providers and Services — 0.3%
Brookdale Senior Living, Inc.(1)	711,198	4,068,052
Cross Country Healthcare, Inc.(1)	534,595	9,767,051
Patterson Cos., Inc.	161,570	4,376,931
Premier, Inc., Class A	798,058	16,647,490
		34,859,524
Health Care Technology — 0.0%
OptimizeRx Corp.(1)	45,883	726,328
Hotels, Restaurants and Leisure — 0.9%
Biglari Holdings, Inc., Class B(1)	88	15,242
BJ's Restaurants, Inc.(1)	317,474	11,117,939
Canterbury Park Holding Corp.	249	6,387
Century Casinos, Inc.(1)	32,005	93,134
Cheesecake Factory, Inc.	538,341	19,046,505
Chuy's Holdings, Inc.(1)	16,234	549,196
Cracker Barrel Old Country Store, Inc.(2)	213,875	14,143,554
Full House Resorts, Inc.(1)	309,695	1,588,735
Golden Entertainment, Inc.	262,962	9,745,372
Monarch Casino & Resort, Inc.	217,709	15,315,828
167

Avantis U.S. Small Cap Value ETF
	Shares	Value
ONE Group Hospitality, Inc.(1)	165,779	$648,196
Playa Hotels & Resorts NV(1)	1,782,230	16,378,694
RCI Hospitality Holdings, Inc.	24,421	1,376,368
Target Hospitality Corp.(1)	192,597	1,864,339
		91,889,489
Household Durables — 6.5%
Bassett Furniture Industries, Inc.	59,885	928,217
Beazer Homes USA, Inc.(1)	478,811	15,001,149
Cavco Industries, Inc.(1)	97,712	36,404,560
Century Communities, Inc.	414,768	35,790,331
Cricut, Inc., Class A	250,835	1,211,533
Dream Finders Homes, Inc., Class A(1)	284,302	11,124,737
Ethan Allen Interiors, Inc.	393,009	13,138,291
Flexsteel Industries, Inc.	4,590	159,961
Green Brick Partners, Inc.(1)	487,227	28,502,779
Hamilton Beach Brands Holding Co., Class A	37,933	669,138
Hooker Furnishings Corp.	139,007	3,407,062
Hovnanian Enterprises, Inc., Class A(1)	93,377	14,628,441
KB Home	1,343,344	89,238,342
Landsea Homes Corp.(1)	192,265	2,618,649
La-Z-Boy, Inc.	681,741	25,899,341
Legacy Housing Corp.(1)	151,983	3,909,003
Lifetime Brands, Inc.	47,220	460,867
Lovesac Co.(1)	104,636	2,410,813
M/I Homes, Inc.(1)	549,590	69,792,434
MDC Holdings, Inc.	833,952	52,288,790
Meritage Homes Corp.	392,081	61,815,490
Skyline Champion Corp.(1)	293,464	24,589,349
Sonos, Inc.(1)	226,833	4,300,754
Taylor Morrison Home Corp.(1)	1,311,269	74,230,938
Tri Pointe Homes, Inc.(1)	1,759,352	62,245,874
Universal Electronics, Inc.(1)	121,907	1,071,563
Worthington Enterprises, Inc.	284,399	17,666,866
		653,505,272
Household Products — 0.2%
Central Garden & Pet Co.(1)	86,399	3,790,324
Central Garden & Pet Co., Class A(1)	426,614	16,079,081
Oil-Dri Corp. of America	73,099	5,211,228
		25,080,633
Insurance — 3.8%
Ambac Financial Group, Inc.(1)	507,058	8,295,469
American Equity Investment Life Holding Co.(1)	668,217	37,112,772
AMERISAFE, Inc.	29,915	1,578,315
Assured Guaranty Ltd.	384,111	35,184,568
Axis Capital Holdings Ltd.	715,044	44,740,303
Brighthouse Financial, Inc.(1)	899,400	41,867,070
CNO Financial Group, Inc.	1,509,149	40,279,187
Crawford & Co., Class A	107,061	1,253,684
Crawford & Co., Class B	37,579	412,993
Donegal Group, Inc., Class A	1,166	16,324
Employers Holdings, Inc.	265,574	12,139,388
168

Avantis U.S. Small Cap Value ETF
	Shares	Value
Enstar Group Ltd.(1)	121,504	$37,415,942
Genworth Financial, Inc., Class A(1)	5,485,673	33,736,889
Greenlight Capital Re Ltd., A Shares(1)	178,957	2,260,227
HCI Group, Inc.	4,762	464,866
Heritage Insurance Holdings, Inc.(1)	187,378	1,304,151
Horace Mann Educators Corp.	12,607	456,247
Investors Title Co.	2,477	384,975
James River Group Holdings Ltd.	854	8,531
National Western Life Group, Inc., Class A	7,129	3,461,700
Palomar Holdings, Inc.(1)	105,034	7,997,289
Primerica, Inc.	14,254	3,495,936
ProAssurance Corp.	206,237	2,542,902
Safety Insurance Group, Inc.	52,329	4,299,351
SiriusPoint Ltd.(1)	1,349,689	16,560,684
Skyward Specialty Insurance Group, Inc.(1)	44,045	1,611,607
Stewart Information Services Corp.	51,573	3,248,068
Universal Insurance Holdings, Inc.	201,594	4,070,183
White Mountains Insurance Group Ltd.	18,878	33,327,976
		379,527,597
Interactive Media and Services — 0.2%
Cargurus, Inc.(1)	369,549	8,181,815
Cars.com, Inc.(1)	747,959	13,717,568
		21,899,383
IT Services — 0.8%
DXC Technology Co.(1)	2,705,284	59,137,508
Kyndryl Holdings, Inc.(1)	997,219	21,908,902
		81,046,410
Leisure Products — 0.8%
American Outdoor Brands, Inc.(1)	18,295	143,616
Clarus Corp.	105,814	609,489
Escalade, Inc.	3,175	47,085
Funko, Inc., Class A(1)	57,170	402,477
JAKKS Pacific, Inc.(1)	135,404	4,754,034
Johnson Outdoors, Inc., Class A	22,305	1,025,138
Latham Group, Inc.(1)	136,289	462,020
Malibu Boats, Inc., Class A(1)	344,090	15,016,087
Marine Products Corp.	74,541	854,240
MasterCraft Boat Holdings, Inc.(1)	287,000	6,293,910
Smith & Wesson Brands, Inc.	652,527	8,959,196
Sturm Ruger & Co., Inc.	214,123	9,275,808
Vista Outdoor, Inc.(1)	930,805	29,041,116
		76,884,216
Life Sciences Tools and Services — 0.0%
Inotiv, Inc.(1)(2)	3,180	23,691
Lifecore Biomedical, Inc.(1)	27,213	227,229
OmniAb, Inc.(1)	21,075	69,286
OmniAb, Inc.(1)	21,075	65,164
		385,370
Machinery — 2.4%
Commercial Vehicle Group, Inc.(1)	539,713	3,529,723
Graham Corp.(1)	86,149	2,040,870
169

Avantis U.S. Small Cap Value ETF
	Shares	Value
Greenbrier Cos., Inc.	462,720	$23,945,760
Hyster-Yale Materials Handling, Inc.	3,212	189,123
Kennametal, Inc.	1,249,581	31,539,424
L B Foster Co., Class A(1)	99,759	2,367,281
Lindsay Corp.	8,867	1,057,922
Manitowoc Co., Inc.(1)	93,719	1,306,443
Mayville Engineering Co., Inc.(1)	78,390	959,494
Miller Industries, Inc.	3,088	138,991
Mueller Industries, Inc.	1,617,583	83,111,415
NN, Inc.(1)	169,843	794,865
Park-Ohio Holdings Corp.	82,219	2,208,402
REV Group, Inc.	9,996	206,317
Terex Corp.	895,960	51,383,306
Titan International, Inc.(1)	975,439	12,446,602
Wabash National Corp.	727,012	19,832,887
		237,058,825
Marine Transportation — 1.2%
Costamare, Inc.	345,107	3,923,867
Eagle Bulk Shipping, Inc.(2)	155,335	9,517,375
Genco Shipping & Trading Ltd.	786,289	16,040,296
Matson, Inc.	747,670	83,028,754
Pangaea Logistics Solutions Ltd.	523,888	4,390,181
Safe Bulkers, Inc.(2)	1,356,833	6,295,705
		123,196,178
Media — 0.5%
AMC Networks, Inc., Class A(1)	563,596	7,292,932
Cable One, Inc.	10,450	4,765,200
Cumulus Media, Inc., Class A(1)	142,490	532,913
EchoStar Corp., Class A(1)	1,292,940	16,950,443
Entravision Communications Corp., Class A	472,218	1,818,039
PubMatic, Inc., Class A(1)	223,091	4,671,526
Scholastic Corp.	354,799	13,993,273
WideOpenWest, Inc.(1)	110,864	443,456
		50,467,782
Metals and Mining — 3.5%
Alpha Metallurgical Resources, Inc.	241,728	91,191,888
Arch Resources, Inc.	368,644	60,933,167
Caledonia Mining Corp. PLC	81,459	805,630
Century Aluminum Co.(1)	675,273	7,070,108
Commercial Metals Co.	567,408	30,640,032
Compass Minerals International, Inc.	47,228	1,076,799
Friedman Industries, Inc.	1,418	26,020
Hecla Mining Co.	1,072,630	3,797,110
Metallus, Inc.(1)	620,339	13,492,373
Olympic Steel, Inc.	208,217	14,162,920
Radius Recycling, Inc., Class A	462,028	9,129,673
Ramaco Resources, Inc., Class A	497,528	8,746,542
Ramaco Resources, Inc., Class B	100,064	1,200,768
Ryerson Holding Corp.	563,665	17,800,541
SunCoke Energy, Inc.	1,864,332	19,966,996
Tredegar Corp.	187,929	817,491
170

Avantis U.S. Small Cap Value ETF
	Shares	Value
Universal Stainless & Alloy Products, Inc.(1)	36,046	$734,978
Warrior Met Coal, Inc.	1,166,429	66,451,460
Worthington Steel, Inc.(1)	53,311	1,687,826
		349,732,322
Oil, Gas and Consumable Fuels — 11.9%
Adams Resources & Energy, Inc.	1,935	57,837
Antero Midstream Corp.	1,499,328	20,090,995
Ardmore Shipping Corp.	707,032	11,475,129
Berry Corp.	1,117,803	7,880,511
California Resources Corp.	1,186,760	61,913,269
Callon Petroleum Co.(1)	964,888	30,065,910
Chord Energy Corp.	139,106	22,597,770
Civitas Resources, Inc.	281,046	19,302,239
CNX Resources Corp.(1)	2,924,728	61,273,052
Comstock Resources, Inc.(2)	1,609,551	13,761,661
CONSOL Energy, Inc.	485,870	41,697,363
Crescent Energy Co., Class A	1,137,228	12,714,209
CVR Energy, Inc.	511,843	16,982,951
Delek U.S. Holdings, Inc.	88,222	2,250,543
DHT Holdings, Inc.	1,373,827	14,864,808
Dorian LPG Ltd.	772,770	27,935,636
DT Midstream, Inc.	77,105	4,443,561
EnLink Midstream LLC(1)	1,077,636	13,287,252
Epsilon Energy Ltd.	83,877	421,901
Equitrans Midstream Corp.	2,796,043	29,889,700
Evolution Petroleum Corp.	442,567	2,593,443
FutureFuel Corp.	113,177	671,140
Gran Tierra Energy, Inc.(1)(2)	380,757	2,037,050
Granite Ridge Resources, Inc.	756,107	4,650,058
Gulfport Energy Corp.(1)	222,949	31,656,529
Hallador Energy Co.(1)	427,479	3,248,840
HighPeak Energy, Inc.(2)	327,675	5,429,575
International Seaways, Inc.	773,095	40,919,918
Kimbell Royalty Partners LP	997,210	15,646,225
Kosmos Energy Ltd.(1)	7,011,403	43,050,014
Magnolia Oil & Gas Corp., Class A	2,425,706	55,015,012
Matador Resources Co.	346,877	21,905,283
Murphy Oil Corp.	545,234	21,629,433
NACCO Industries, Inc., Class A	36,827	1,223,761
Nordic American Tankers Ltd.	1,724,409	7,018,345
Northern Oil & Gas, Inc.	1,392,280	49,746,164
Overseas Shipholding Group, Inc., Class A	1,068,116	6,494,145
Par Pacific Holdings, Inc.(1)	1,032,556	37,295,923
PBF Energy, Inc., Class A	719,162	33,584,865
Peabody Energy Corp.	2,263,771	56,073,608
PHX Minerals, Inc.	52,594	161,464
Plains GP Holdings LP, Class A(1)	1,675,895	28,825,394
PrimeEnergy Resources Corp.(1)	1,349	133,349
Range Resources Corp.	345,400	10,921,548
REX American Resources Corp.(1)	120,192	5,286,044
Riley Exploration Permian, Inc.	82,989	1,962,690
171

Avantis U.S. Small Cap Value ETF
	Shares	Value
Ring Energy, Inc.(1)(2)	1,165,336	$1,666,431
SandRidge Energy, Inc.	527,209	6,874,805
Scorpio Tankers, Inc.	838,387	56,280,919
SFL Corp. Ltd.	1,893,401	25,295,837
SilverBow Resources, Inc.(1)	378,606	10,748,624
SM Energy Co.	2,062,381	90,270,416
Talos Energy, Inc.(1)	1,918,176	25,300,742
Teekay Corp.(1)	912,794	6,909,851
Teekay Tankers Ltd., Class A	499,487	27,381,877
VAALCO Energy, Inc.	1,688,302	7,529,827
Vital Energy, Inc.(1)	420,684	21,173,026
World Kinect Corp.	792,262	19,299,502
		1,198,817,974
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	335,244	13,171,737
Louisiana-Pacific Corp.	388,775	28,757,687
Mercer International, Inc.	595,178	5,463,734
Sylvamo Corp.	290,157	17,528,384
		64,921,542
Passenger Airlines — 1.6%
Alaska Air Group, Inc.(1)	1,073,659	40,144,110
Allegiant Travel Co.	306,431	22,302,048
Frontier Group Holdings, Inc.(1)	26,523	184,070
JetBlue Airways Corp.(1)	5,531,679	35,845,280
SkyWest, Inc.(1)	807,300	51,844,806
Spirit Airlines, Inc.(2)	164,120	1,058,574
Sun Country Airlines Holdings, Inc.(1)	347,926	5,218,890
		156,597,778
Personal Care Products — 0.2%
Lifevantage Corp.	58,728	400,525
Medifast, Inc.	135,029	5,413,313
Nature's Sunshine Products, Inc.(1)	166,534	2,955,979
Nu Skin Enterprises, Inc., Class A	356,609	4,457,612
Olaplex Holdings, Inc.(1)	256,454	477,004
USANA Health Sciences, Inc.(1)	117,194	5,655,782
		19,360,215
Pharmaceuticals — 0.3%
Amphastar Pharmaceuticals, Inc.(1)	405,528	18,885,439
Harmony Biosciences Holdings, Inc.(1)	320,639	10,292,512
Ocuphire Pharma, Inc.(1)(2)	50,549	128,142
Phibro Animal Health Corp., Class A	97,940	1,266,364
SIGA Technologies, Inc.	164,019	854,539
		31,426,996
Professional Services — 0.5%
Barrett Business Services, Inc.	32,572	3,973,458
IBEX Holdings Ltd.(1)	83,960	1,340,002
Kelly Services, Inc., Class A	302,018	7,408,501
Kforce, Inc.	32,064	2,232,937
Korn Ferry	489,553	31,164,944
TrueBlue, Inc.(1)	530,276	6,230,743
		52,350,585
172

Avantis U.S. Small Cap Value ETF
	Shares	Value
Real Estate Management and Development — 0.8%
Douglas Elliman, Inc.	91,810	$168,931
Five Point Holdings LLC, Class A(1)	14,420	47,153
Forestar Group, Inc.(1)	305,017	10,285,173
Howard Hughes Holdings, Inc.(1)	237,062	18,111,537
Kennedy-Wilson Holdings, Inc.	564,882	4,959,664
Marcus & Millichap, Inc.	178,904	6,563,988
Offerpad Solutions, Inc.(1)(2)	28,945	244,296
Opendoor Technologies, Inc.(1)	10,965,317	33,773,176
RE/MAX Holdings, Inc., Class A	327,628	2,794,667
RMR Group, Inc., Class A	50,824	1,243,663
		78,192,248
Semiconductors and Semiconductor Equipment — 1.5%
Alpha & Omega Semiconductor Ltd.(1)	188,519	4,128,566
Amkor Technology, Inc.	641,685	19,905,069
Diodes, Inc.(1)	704,447	47,888,307
Kulicke & Soffa Industries, Inc.	671,250	31,964,925
Photronics, Inc.(1)	1,191,127	34,292,546
SMART Global Holdings, Inc.(1)	259,237	5,513,971
Ultra Clean Holdings, Inc.(1)	168,109	7,262,309
		150,955,693
Software — 0.5%
CoreCard Corp.(1)(2)	27,846	355,315
InterDigital, Inc.	436,927	46,759,927
		47,115,242
Specialty Retail — 5.7%
1-800-Flowers.com, Inc., Class A(1)	266,490	2,776,826
Aaron's Co., Inc.	574,608	4,453,212
Abercrombie & Fitch Co., Class A(1)	778,223	99,425,771
Academy Sports & Outdoors, Inc.	198,117	14,803,302
Advance Auto Parts, Inc.	355,730	24,026,004
American Eagle Outfitters, Inc.	3,216,239	76,385,676
Arhaus, Inc.(1)	271,582	3,590,314
Big 5 Sporting Goods Corp.	176,613	847,742
Buckle, Inc.	506,072	20,718,588
Build-A-Bear Workshop, Inc.	230,442	5,516,782
Caleres, Inc.	558,951	21,581,098
CarParts.com, Inc.(1)	449,205	1,145,473
Cato Corp., Class A	105,481	697,229
Citi Trends, Inc.(1)	75,588	2,343,228
Conn's, Inc.(1)	39,521	158,874
Container Store Group, Inc.(1)	390,786	539,285
Designer Brands, Inc., Class A	881,150	9,304,944
Destination XL Group, Inc.(1)	882,870	3,522,651
Duluth Holdings, Inc., Class B(1)	73,355	349,170
Foot Locker, Inc.	609,952	21,000,647
Gap, Inc.	2,221,144	42,068,467
Genesco, Inc.(1)	97,293	3,105,593
Guess?, Inc.	541,145	13,734,260
Haverty Furniture Cos., Inc.	224,104	7,686,767
Hibbett, Inc.	181,327	14,859,748
Lands' End, Inc.(1)	85,023	827,274
173

Avantis U.S. Small Cap Value ETF
	Shares	Value
LL Flooring Holdings, Inc.(1)	150,520	$322,113
ODP Corp.(1)	571,498	32,278,207
Shoe Carnival, Inc.	239,066	7,834,193
Signet Jewelers Ltd.	705,123	71,753,317
Tile Shop Holdings, Inc.(1)	7,395	51,395
Upbound Group, Inc.	673,619	22,741,377
Urban Outfitters, Inc.(1)	1,100,207	45,713,601
Zumiez, Inc.(1)	52,954	933,049
		577,096,177
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	265,628	1,418,454
Immersion Corp.	482,854	3,259,264
Turtle Beach Corp.(1)	142,117	1,517,810
		6,195,528
Textiles, Apparel and Luxury Goods — 1.5%
Carter's, Inc.	469,797	38,030,067
Columbia Sportswear Co.	146,331	12,100,110
Culp, Inc.(1)	18,699	91,999
G-III Apparel Group Ltd.(1)	772,052	25,686,170
Lakeland Industries, Inc.	31,075	559,972
Movado Group, Inc.	245,741	7,055,224
Oxford Industries, Inc.	230,921	23,413,080
Rocky Brands, Inc.	80,940	2,019,453
Steven Madden Ltd.	909,718	38,954,125
Superior Group of Cos., Inc.	94,467	1,357,491
Unifi, Inc.(1)	49,007	288,161
Vera Bradley, Inc.(1)	251,748	1,963,635
		151,519,487
Trading Companies and Distributors — 4.6%
Air Lease Corp.	2,090,405	83,825,241
BlueLinx Holdings, Inc.(1)	194,792	24,709,365
Boise Cascade Co.	727,806	98,916,113
DNOW, Inc.(1)	18,364	259,851
GATX Corp.	617,103	78,273,345
Global Industrial Co.	85,937	3,768,337
GMS, Inc.(1)	306,795	27,399,861
H&E Equipment Services, Inc.	559,704	31,617,679
Herc Holdings, Inc.	405,192	64,295,867
Hudson Technologies, Inc.(1)	461,217	6,756,829
Karat Packaging, Inc.	82,908	2,453,248
McGrath RentCorp	147,995	18,422,418
MRC Global, Inc.(1)	22,542	259,909
Rush Enterprises, Inc., Class A	828	40,324
Rush Enterprises, Inc., Class B	108	5,446
Textainer Group Holdings Ltd.	393,218	19,621,578
		460,625,411
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	2,064,002	31,579,231
U.S. Cellular Corp.(1)	273,877	9,555,568
		41,134,799
TOTAL COMMON STOCKS (Cost $8,855,822,081)		10,010,277,884
174

Avantis U.S. Small Cap Value ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,636,918	$8,636,918
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,472,465	13,472,465
TOTAL SHORT-TERM INVESTMENTS (Cost $22,109,383)		22,109,383
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,877,931,464)		10,032,387,267
OTHER ASSETS AND LIABILITIES — 0.0%		(3,102,489)
TOTAL NET ASSETS — 100.0%		$10,029,284,778

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $26,135,933. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $26,098,230, which includes securities collateral of $12,625,765.

See Notes to Financial Statements.
175

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Assets
Investment securities, at value (cost of $4,782,384 and $434,545,775, respectively) — including $4,205 and $4,153,614, respectively, of securities on loan	$4,797,276	$416,505,546
Investment made with cash collateral received for securities on loan, at value (cost of $3,739 and $3,342,664, respectively)	3,739	3,342,664
Total investment securities, at value (cost of $4,786,123 and $437,888,439, respectively)	4,801,015	419,848,210
Foreign currency holdings, at value (cost of $— and $106,694, respectively)	—	106,310
Receivable for investments sold	—	568
Dividends and interest receivable	10,052	1,205,342
Securities lending receivable	4	1,557
	4,811,071	421,161,987

Liabilities
Payable for collateral received for securities on loan	3,739	3,342,664
Payable for investments purchased	—	1,466,653
Accrued management fees	854	53,849
Accrued foreign taxes	—	26,628
	4,593	4,889,794

Net Assets	$4,806,478	$416,272,193

Shares outstanding (unlimited number of shares authorized)	80,000	10,040,000

Net Asset Value Per Share	$60.08	$41.46

Net Assets Consist of:
Capital paid in	$4,883,427	$437,167,588
Distributable earnings (loss)	(76,949)	(20,895,395)
	$4,806,478	$416,272,193

See Notes to Financial Statements.
176

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Assets
Investment securities, at value (cost of $5,184,284,036 and $171,916,748, respectively) — including $9,608,420 and $120,907, respectively, of securities on loan	$6,251,894,698	$200,972,388
Investment made with cash collateral received for securities on loan, at value (cost of $8,070,888 and $124,605, respectively)	8,070,888	124,605
Total investment securities, at value (cost of $5,192,354,924 and $172,041,353, respectively)	6,259,965,586	201,096,993
Cash	—	124
Receivable for capital shares sold	15,509,466	—
Dividends and interest receivable	9,116,432	289,502
Securities lending receivable	16,258	116
	6,284,607,742	201,386,735

Liabilities
Payable for collateral received for securities on loan	8,070,888	124,605
Payable for investments purchased	15,163,572	—
Accrued management fees	717,135	22,745
	23,951,595	147,350

Net Assets	$6,260,656,147	$201,239,385

Shares outstanding (unlimited number of shares authorized)	72,660,000	3,380,000

Net Asset Value Per Share	$86.16	$59.54

Net Assets Consist of:
Capital paid in	$5,205,506,297	$168,787,640
Distributable earnings (loss)	1,055,149,850	32,451,745
	$6,260,656,147	$201,239,385

See Notes to Financial Statements.
177

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Assets
Investment securities, at value (cost of $2,507,999,726 and $11,831,471, respectively) — including $437,932 and $—, respectively, of securities on loan	$2,832,103,786	$12,963,004
Investment made with cash collateral received for securities on loan, at value (cost of $447,280 and $—, respectively)	447,280	—
Total investment securities, at value (cost of $2,508,447,006 and $11,831,471, respectively)	2,832,551,066	12,963,004
Cash	587	—
Receivable for capital shares sold	59,730,892	—
Dividends and interest receivable	4,654,033	15,242
Securities lending receivable	448	—
	2,896,937,026	12,978,246

Liabilities
Payable for collateral received for securities on loan	447,280	—
Payable for investments purchased	63,913,331	—
Accrued management fees	286,756	1,716
	64,647,367	1,716

Net Assets	$2,832,289,659	$12,976,530

Shares outstanding (unlimited number of shares authorized)	46,260,000	220,000

Net Asset Value Per Share	$61.23	$58.98

Net Assets Consist of:
Capital paid in	$2,530,468,379	$11,835,288
Distributable earnings (loss)	301,821,280	1,141,242
	$2,832,289,659	$12,976,530

See Notes to Financial Statements.
178

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF
Assets
Investment securities, at value (cost of $14,875,902 and $736,223,590, respectively) — including $— and $11,950,622, respectively, of securities on loan	$16,500,166	$795,311,467
Investment made with cash collateral received for securities on loan, at value (cost of $— and $11,822,647, respectively)	—	11,822,647
Total investment securities, at value (cost of $14,875,902 and $748,046,237, respectively)	16,500,166	807,134,114
Cash	14,700	847
Receivable for capital shares sold	—	3,055,920
Dividends and interest receivable	17,583	755,854
Securities lending receivable	—	25,398
	16,532,449	810,972,133

Liabilities
Payable for collateral received for securities on loan	—	11,822,647
Payable for investments purchased	—	2,929,555
Accrued management fees	2,304	152,153
	2,304	14,904,355

Net Assets	$16,530,145	$796,067,778

Shares outstanding (unlimited number of shares authorized)	280,000	15,630,000

Net Asset Value Per Share	$59.04	$50.93

Net Assets Consist of:
Capital paid in	$14,902,186	$722,846,980
Distributable earnings (loss)	1,627,959	73,220,798
	$16,530,145	$796,067,778

See Notes to Financial Statements.
179

FEBRUARY 29, 2024 (UNAUDITED)
Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value (cost of $8,864,458,999) — including $26,135,933 of securities on loan	$10,018,914,802
Investment made with cash collateral received for securities on loan, at value (cost of $13,472,465)	13,472,465
Total investment securities, at value (cost of $8,877,931,464)	10,032,387,267
Cash	35,161
Receivable for investments sold	21,191,691
Receivable for capital shares sold	10,592,664
Dividends and interest receivable	12,363,805
Securities lending receivable	22,067
10,076,592,655

Liabilities
Payable for collateral received for securities on loan	13,472,465
Payable for investments purchased	10,534,097
Payable for capital shares redeemed	21,395,808
Accrued management fees	1,905,507
47,307,877

Net Assets	$10,029,284,778

Shares outstanding (unlimited number of shares authorized)	112,500,000

Net Asset Value Per Share	$89.15

Net Assets Consist of:
Capital paid in	$9,112,523,412
Distributable earnings (loss)	916,761,366
$10,029,284,778

See Notes to Financial Statements.
180

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $17 and $284,066, respectively)	$40,417	$6,572,617
Interest	197	16,883
Securities lending, net	12	5,669
	40,626	6,595,169

Expenses:
Management fees	4,440	306,442
Other expenses	—	35
	4,440	306,477

Net investment income (loss)	36,186	6,288,692

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,769	(1,767,502)
Foreign currency translation transactions	—	(18,363)
	3,769	(1,785,865)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $— and $(25,339), respectively)	171,250	12,182,349
Translation of assets and liabilities in foreign currencies	—	(9,961)
	171,250	12,172,388

Net realized and unrealized gain (loss)	175,019	10,386,523

Net Increase (Decrease) in Net Assets Resulting from Operations	$211,205	$16,675,215

See Notes to Financial Statements.
181

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) (EXCEPT AS NOTED)
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $25,030 and $489, respectively)	$44,420,101	$1,242,259
Interest	111,084	6,004
Securities lending, net	85,016	314
	44,616,201	1,248,577

Expenses:
Management fees	3,870,903	110,363
Trustees' fees and expenses	—	1,489
	3,870,903	111,852

Net investment income (loss)	40,745,298	1,136,725

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,457,790	2,931,700
Change in net unrealized appreciation (depreciation) on investments	660,864,517	29,055,640

Net realized and unrealized gain (loss)	663,322,307	31,987,340

Net Increase (Decrease) in Net Assets Resulting from Operations	$704,067,605	$33,124,065
(1)September 26, 2023 (fund inception) through February 29, 2024.

See Notes to Financial Statements.
182

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) (EXCEPT AS NOTED)
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $10,132 and $8, respectively)	$20,850,722	$35,407
Interest	49,831	109
Securities lending, net	1,396	—
	20,901,949	35,516

Expenses:
Management fees	1,391,251	4,240
Trustees' fees and expenses	—	48
	1,391,251	4,288

Net investment income (loss)	19,510,698	31,228

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	7,287,922	(10,519)
Change in net unrealized appreciation (depreciation) on investments	245,989,560	1,131,533

Net realized and unrealized gain (loss)	253,277,482	1,121,014

Net Increase (Decrease) in Net Assets Resulting from Operations	$272,788,180	$1,152,242
(1)November 7, 2023 (fund inception) through February 29, 2024.

See Notes to Financial Statements.

183

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) (EXCEPT AS NOTED)
	Avantis U.S. Mid Cap Value ETF(1)	Avantis U.S. Small Cap Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $17 and $9,033, respectively)	$58,355	$4,791,120
Interest	146	17,538
Securities lending, net	—	106,685
	58,501	4,915,343

Expenses:
Management fees	6,351	721,064
Trustees' fees and expenses	67	—
	6,418	721,064

Net investment income (loss)	52,083	4,194,279

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(26,388)	15,243,046
Change in net unrealized appreciation (depreciation) on investments	1,624,264	45,532,275

Net realized and unrealized gain (loss)	1,597,876	60,775,321

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,649,959	$64,969,600
(1)November 7, 2023 (fund inception) through February 29, 2024.

See Notes to Financial Statements.
184

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $138,062)	$82,538,392
Interest	210,413
Securities lending, net	146,886
82,895,691

Expenses:
Management fees	9,853,348

Net investment income (loss)	73,042,343

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(14,508,254)
Change in net unrealized appreciation (depreciation) on investments	822,673,467

Net realized and unrealized gain (loss)	808,165,213

Net Increase (Decrease) in Net Assets Resulting from Operations	$881,207,556

See Notes to Financial Statements.
185

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis Inflation Focused Equity ETF		Avantis Real Estate ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023(1)	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$36,186	$281,109	$6,288,692	$8,962,290
Net realized gain (loss)	3,769	(641,272)	(1,785,865)	702,905
Change in net unrealized appreciation (depreciation)	171,250	(156,358)	12,172,388	(21,082,527)
Net increase (decrease) in net assets resulting from operations	211,205	(516,521)	16,675,215	(11,417,332)

Distributions to Shareholders
From earnings	(23,766)	(262,700)	(7,949,740)	(7,388,828)

Capital Share Transactions
Proceeds from shares sold	1,178,180	27,595,688	82,799,227	239,968,147
Payments for shares redeemed	—	(23,375,608)	(15,831,214)	(24,609,128)
Other capital	—	—	18,579	41,178
Net increase (decrease) in net assets from capital share transactions	1,178,180	4,220,080	66,986,592	215,400,197

Net increase (decrease) in net assets	1,365,619	3,440,859	75,712,067	196,594,037

Net Assets
Beginning of period	3,440,859	—	340,560,126	143,966,089
End of period	$4,806,478	$3,440,859	$416,272,193	$340,560,126

Transactions in Shares of the Funds
Sold	20,000	480,000	2,080,000	5,800,000
Redeemed	—	(420,000)	(440,000)	(600,000)
Net increase (decrease) in shares of the funds	20,000	60,000	1,640,000	5,200,000
(1)September 27, 2022 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
186

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis U.S. Equity ETF		Avantis U.S. Large Cap Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024(1)
Operations
Net investment income (loss)	$40,745,298	$63,508,707	$1,136,725
Net realized gain (loss)	2,457,790	60,837,228	2,931,700
Change in net unrealized appreciation (depreciation)	660,864,517	387,107,642	29,055,640
Net increase (decrease) in net assets resulting from operations	704,067,605	511,453,577	33,124,065

Distributions to Shareholders
From earnings	(39,490,533)	(56,423,478)	(672,320)

Capital Share Transactions
Proceeds from shares sold	943,442,907	1,923,518,289	215,145,236
Payments for shares redeemed	(22,968,069)	(225,681,267)	(46,357,596)
Net increase (decrease) in net assets from capital share transactions	920,474,838	1,697,837,022	168,787,640

Net increase (decrease) in net assets	1,585,051,910	2,152,867,121	201,239,385

Net Assets
Beginning of period	4,675,604,237	2,522,737,116	—
End of period	$6,260,656,147	$4,675,604,237	$201,239,385

Transactions in Shares of the Funds
Sold	12,030,000	27,420,000	4,260,000
Redeemed	(300,000)	(3,150,000)	(880,000)
Net increase (decrease) in shares of the funds	11,730,000	24,270,000	3,380,000
(1)September 26, 2023 (fund inception) through February 29, 2024.

See Notes to Financial Statements.
187

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis U.S. Large Cap Value ETF		Avantis U.S. Mid Cap Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024(1)
Operations
Net investment income (loss)	$19,510,698	$21,094,560	$31,228
Net realized gain (loss)	7,287,922	10,564,517	(10,519)
Change in net unrealized appreciation (depreciation)	245,989,560	91,677,477	1,131,533
Net increase (decrease) in net assets resulting from operations	272,788,180	123,336,554	1,152,242

Distributions to Shareholders
From earnings	(17,196,560)	(17,645,474)	(11,000)

Capital Share Transactions
Proceeds from shares sold	1,187,473,472	1,061,177,416	11,835,288
Payments for shares redeemed	(94,722,096)	(177,876,438)	—
Net increase (decrease) in net assets from capital share transactions	1,092,751,376	883,300,978	11,835,288

Net increase (decrease) in net assets	1,348,342,996	988,992,058	12,976,530

Net Assets
Beginning of period	1,483,946,663	494,954,605	—
End of period	$2,832,289,659	$1,483,946,663	$12,976,530

Transactions in Shares of the Funds
Sold	20,780,000	20,400,000	220,000
Redeemed	(1,680,000)	(3,360,000)	—
Net increase (decrease) in shares of the funds	19,100,000	17,040,000	220,000
(1)November 7, 2023 (fund inception) through February 29, 2024.

See Notes to Financial Statements.

188

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024(1)	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$52,083	$4,194,279	$2,750,647
Net realized gain (loss)	(26,388)	15,243,046	8,158,144
Change in net unrealized appreciation (depreciation)	1,624,264	45,532,275	13,347,647
Net increase (decrease) in net assets resulting from operations	1,649,959	64,969,600	24,256,438

Distributions to Shareholders
From earnings	(22,000)	(3,874,746)	(1,517,184)

Capital Share Transactions
Proceeds from shares sold	14,902,186	368,567,313	445,251,486
Payments for shares redeemed	—	(83,354,907)	(44,545,218)
Net increase (decrease) in net assets from capital share transactions	14,902,186	285,212,406	400,706,268

Net increase (decrease) in net assets	16,530,145	346,307,260	423,445,522

Net Assets
Beginning of period	—	449,760,518	26,314,996
End of period	$16,530,145	$796,067,778	$449,760,518

Transactions in Shares of the Funds
Sold	280,000	7,770,000	9,990,000
Redeemed	—	(1,770,000)	(960,000)
Net increase (decrease) in shares of the funds	280,000	6,000,000	9,030,000
(1)November 7, 2023 (fund inception) through February 29, 2024.

See Notes to Financial Statements.

189

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$73,042,343	$108,475,778
Net realized gain (loss)	(14,508,254)	52,471,333
Change in net unrealized appreciation (depreciation)	822,673,467	438,628,571
Net increase (decrease) in net assets resulting from operations	881,207,556	599,575,682

Distributions to Shareholders
From earnings	(72,733,178)	(95,481,240)

Capital Share Transactions
Proceeds from shares sold	2,721,731,632	3,561,491,030
Payments for shares redeemed	(321,370,408)	(920,426,626)
Net increase (decrease) in net assets from capital share transactions	2,400,361,224	2,641,064,404

Net increase (decrease) in net assets	3,208,835,602	3,145,158,846

Net Assets
Beginning of period	6,820,449,176	3,675,290,330
End of period	$10,029,284,778	$6,820,449,176

Transactions in Shares of the Funds
Sold	32,360,000	46,220,000
Redeemed	(3,860,000)	(11,860,000)
Net increase (decrease) in shares of the funds	28,500,000	34,360,000

See Notes to Financial Statements.
190

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Inflation Focused Equity ETF, Avantis Real Estate ETF, Avantis U.S. Equity ETF, Avantis U.S. Large Cap Equity ETF, Avantis U.S. Large Cap Value ETF, Avantis U.S. Mid Cap Equity ETF, Avantis U.S. Mid Cap Value ETF, Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF (collectively, the funds) are nine funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Inflation Focused Equity ETF incepted on September 27, 2022. Avantis U.S. Large Cap Equity ETF incepted on September 26, 2023. Avantis U.S. Mid Cap Equity ETF and Avantis U.S. Mid Cap Value ETF incepted on November 7, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.  Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.
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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Inflation Focused Equity ETF
Common Stocks	$3,739	—	—	—	$3,739
Gross amount of recognized liabilities for securities lending transactions					$3,739

Avantis Real Estate ETF
Common Stocks	$3,342,664	—	—	—	$3,342,664
Gross amount of recognized liabilities for securities lending transactions					$3,342,664

Avantis U.S. Equity ETF
Common Stocks	$8,070,888	—	—	—	$8,070,888
Gross amount of recognized liabilities for securities lending transactions					$8,070,888

Avantis U.S. Large Cap Equity ETF
Common Stocks	$124,605	—	—	—	$124,605
Gross amount of recognized liabilities for securities lending transactions					$124,605

Avantis U.S. Large Cap Value ETF
Common Stocks	$447,280	—	—	—	$447,280
Gross amount of recognized liabilities for securities lending transactions					$447,280

Avantis U.S. Small Cap Equity ETF
Common Stocks	$11,822,647	—	—	—	$11,822,647
Gross amount of recognized liabilities for securities lending transactions					$11,822,647

Avantis U.S. Small Cap Value ETF
Common Stocks	$13,472,465	—	—	—	$13,472,465
Gross amount of recognized liabilities for securities lending transactions					$13,472,465
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century ETF Trust own, in aggregate, 31% and 52% of the shares of Avantis U.S. Mid Cap Equity ETF and Avantis U.S. Mid Cap Value ETF, respectively.  Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees
(including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

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The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Inflation Focused Equity ETF	0.25%
Avantis Real Estate ETF	0.17%
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Large Cap Equity ETF	0.15%
Avantis U.S. Large Cap Value ETF	0.15%
Avantis U.S. Mid Cap Equity ETF	0.18%
Avantis U.S. Mid Cap Value ETF	0.20%
Avantis U.S. Small Cap Equity ETF	0.25%
Avantis U.S. Small Cap Value ETF	0.25%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis U.S. Equity ETF
Purchases	$67,099	$32,877,308	$98,589,302
Sales	$26,550	$6,636,370	$28,427,244

	Avantis U.S. Large Cap Equity ETF(1)	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF(2)
Purchases	$14,587,265	$135,151,858	$38,958
Sales	$5,335,285	$73,051,867	$19,242

	Avantis U.S. Mid Cap Value ETF(2)	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Purchases	$62,712	$32,800,134	$368,270,014
Sales	$32,183	$18,246,187	$215,948,475
(1)September 26, 2023 (fund inception) through February 29, 2024.
(2)November 7, 2023 (fund inception) through February 29, 2024.

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Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 29, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Inflation Focused Equity ETF	$1,168,475	—	—
Avantis Real Estate ETF	$54,986,507	$15,593,259	$154,131
Avantis U.S. Equity ETF	$887,702,022	$22,465,735	$9,148,693
Avantis U.S. Large Cap Equity ETF (1)	$59,042,432	$46,320,923	$3,055,453
Avantis U.S. Large Cap Value ETF	$1,124,442,172	$95,225,249	$27,385,845
Avantis U.S. Mid Cap Equity ETF (2)	$11,814,174	—	—
Avantis U.S. Mid Cap Value ETF (2)	$14,871,951	—	—
Avantis U.S. Small Cap Equity ETF	$358,959,832	$83,567,237	$22,794,738
Avantis U.S. Small Cap Value ETF	$2,632,860,288	$319,637,384	$106,039,718
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)September 26, 2023 (fund inception) through February 29, 2024.
(2)November 7, 2023 (fund inception) through February 29, 2024.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Inflation Focused Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,790,995	—	—
Short-Term Investments	10,020	—	—
	$4,801,015	—	—

Avantis Real Estate ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$35,204,564	$773,408	—
Diversified REITs	4,001,584	27,565,097	—
Health Care REITs	26,639,445	3,094,147	—
Hotel & Resort REITs	7,981,640	3,001,441	—
Industrial REITs	43,991,621	36,366,215	—
Multi-Family Residential REITs	28,100,110	7,885,624	—
Office REITs	5,757,226	16,610,998	—
Other Specialized REITs	6,205,126	688,593	—
Retail REITs	42,404,134	26,043,664	—
Self Storage REITs	22,465,014	2,598,352	—
Single-Family Residential REITs	16,429,054	176,494	—
Other REITs	50,700,342	—	—
Short-Term Investments	5,164,317	—	—
	$295,044,177	$124,804,033	—

Avantis U.S. Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,248,265,122	—	—
Rights	25,412	—	—
Escrow Interests	—	$22	—
Short-Term Investments	11,675,030	—	—
	$6,259,965,564	$22	—

Avantis U.S. Large Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$200,893,950	—	—
Short-Term Investments	203,043	—	—
	$201,096,993	—	—
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Avantis U.S. Large Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,825,588,473	—	—
Short-Term Investments	6,962,593	—	—
	$2,832,551,066	—	—

Avantis U.S. Mid Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$12,954,815	—	—
Short-Term Investments	8,189	—	—
	$12,963,004	—	—

Avantis U.S. Mid Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,500,166	—	—

Avantis U.S. Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$794,570,011	—	—
Rights	2,974	—	—
Short-Term Investments	12,561,129	—	—
	$807,134,114	—	—

Avantis U.S. Small Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,010,277,884	—	—
Short-Term Investments	22,109,383	—	—
	$10,032,387,267	—	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis Real Estate ETF concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.
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There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis U.S. Equity ETF
Federal tax cost of investments	$4,786,244	$438,117,386	$5,192,433,825
Gross tax appreciation of investments	$383,184	$20,922,300	$1,298,445,561
Gross tax depreciation of investments	(368,413)	(39,191,476)	(230,913,800)
Net tax appreciation (depreciation) of investments	$14,771	$(18,269,176)	$1,067,531,761

	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Federal tax cost of investments	$124,205,164	$2,508,447,217	$11,831,499
Gross tax appreciation of investments	$77,668,714	$361,537,767	$1,260,051
Gross tax depreciation of investments	(776,885)	(37,433,918)	(128,546)
Net tax appreciation (depreciation) of investments	$76,891,829	$324,103,849	$1,131,505

	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$14,875,935	$748,051,863	$8,879,280,625
Gross tax appreciation of investments	$1,705,672	$99,788,923	$1,661,577,385
Gross tax depreciation of investments	(81,441)	(40,706,672)	(508,470,743)
Net tax appreciation (depreciation) of investments	$1,624,231	$59,082,251	$1,153,106,642

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of August 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Inflation Focused Equity ETF	$(108,211)	—
Avantis Real Estate ETF	$(2,248,981)	$(17,570)
Avantis U.S. Equity ETF	$(18,458,128)	$(12,049,010)
Avantis U.S. Large Cap Value ETF	$(27,855,088)	$(9,554,413)
Avantis U.S. Small Cap Equity ETF	$(2,715,799)	$(27,672)
Avantis U.S. Small Cap Value ETF	$(162,086,076)	$(86,787,107)

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Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Inflation Focused Equity ETF
2024(4)	$57.35	0.58	2.55	3.13	(0.40)	$60.08	5.49%	0.25%	2.04%	1%	$4,806
2023(5)	$49.39	1.14	8.79	9.93	(1.97)	$57.35	20.37%	0.25%	2.19%	7%	$3,441

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Real Estate ETF
2024(4)	$40.54	0.70	1.12	1.82	(0.90)	0.00(5)	$41.46	4.58%	0.17%	3.50%	2%	$416,272
2023	$44.99	1.44	(4.61)	(3.17)	(1.29)	0.01	$40.54	(7.04)%	0.17%	3.48%	5%	$340,560
2022(6)	$50.00	1.40	(5.82)	(4.42)	(0.64)	0.05	$44.99	(8.86)%	0.17%	3.17%	7%	$143,966

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2024(4)	$76.74	0.61	9.42	10.03	(0.61)	$86.16	13.17%	0.15%	1.58%	1%	$6,260,656
2023	$68.81	1.24	7.84	9.08	(1.15)	$76.74	13.37%	0.15%	1.74%	1%	$4,675,604
2022	$76.82	1.12	(8.15)	(7.03)	(0.98)	$68.81	(9.21)%	0.15%	1.52%	4%	$2,522,737
2021	$56.13	0.93	20.54	21.47	(0.78)	$76.82	38.56%	0.15%	1.36%	4%	$1,486,458
2020(5)	$50.00	0.82	5.84	6.66	(0.53)	$56.13	13.50%	0.15%	1.76%	3%	$436,099

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Equity ETF
2024(4)	$49.48	0.35	9.92	10.27	(0.21)	$59.54	20.78%	0.15%	1.54%	3%	$201,239

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 26, 2023 (fund inception) through February 29, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value ETF
2024(4)	$54.64	0.58	6.55	7.13	(0.54)	$61.23	13.15%	0.15%	2.11%	4%	$2,832,290
2023	$48.91	1.20	5.62	6.82	(1.09)	$54.64	14.19%	0.15%	2.32%	18%	$1,483,947
2022(5)	$50.00	1.16	(1.65)	(0.49)	(0.60)	$48.91	(1.03)%	0.15%	2.44%	23%	$494,955

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)September 21, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Equity ETF
2024(4)	$49.49	0.23	9.40	9.63	(0.14)	$58.98	19.49%	0.18%	1.33%	0%	$12,977

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through February 29, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Value ETF
2024(4)	$49.19	0.28	9.71	9.99	(0.14)	$59.04	20.31%	0.20%	1.64%	0%	$16,530

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through February 29, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity ETF
2024(4)	$46.70	0.34	4.22	4.56	(0.33)	$50.93	9.82%	0.25%	1.46%	3%	$796,068
2023	$43.86	0.73	2.68	3.41	(0.57)	$46.70	7.91%	0.25%	1.61%	9%	$449,761
2022(5)	$50.00	0.42	(6.39)	(5.97)	(0.17)	$43.86	(11.95)%	0.25%	1.50%	14%	$26,315

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)January 11, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2024(4)	$81.20	0.76	7.99	8.75	(0.80)	$89.15	10.86%	0.25%	1.86%	3%	$10,029,285
2023	$74.04	1.59	7.03	8.62	(1.46)	$81.20	11.88%	0.25%	2.08%	7%	$6,820,449
2022	$75.49	1.36	(1.70)	(0.34)	(1.11)	$74.04	(0.47)%	0.25%	1.77%	24%	$3,675,290
2021	$44.97	1.16	30.24	31.40	(0.88)	$75.49	70.34%	0.25%	1.72%	22%	$1,570,143
2020(5)	$50.00	0.72	(5.30)	(4.58)	(0.45)	$44.97	(9.09)%	0.25%	1.87%	20%	$355,298

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement
Avantis U.S. Large Cap Equity ETF
Avantis U.S. Mid Cap Equity ETF
Avantis U.S. Mid Cap Value ETF

At meetings held on March 15, 2023, and June 21, 2023, the Funds’ Board of Trustees (the "Board") unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis U.S. Large Cap Equity ETF, Avantis U.S. Mid Cap Equity ETF, and Avantis U.S. Mid Cap Value ETF (collectively the "New Funds"). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.

In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Funds;
•the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;
•each New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning each New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing each New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of each of the New Funds were anticipated to be below the median of the total expense ratios of their respective peer universe.

When considering the approval of the management agreement for the New Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the respective management fees to be charged to each New Fund is reasonable in light of the services to be provided and should be approved.
209

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

210

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97505 2404

Semiannual Report

February 29, 2024

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
Avantis® Emerging Markets Value ETF (AVES)
Avantis® International Equity ETF (AVDE)
Avantis® International Large Cap Value ETF (AVIV)
Avantis® International Small Cap Equity ETF (AVDS)
Avantis® International Small Cap Value ETF (AVDV)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors

Fund Characteristics

FEBRUARY 29, 2024

Avantis Emerging Markets Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	100.5%
Rights	0.0%
Warrants	0.0%
Corporate Bonds	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	(1.1)%

Top Five Countries	% of net assets
China	23.5%
India	20.2%
Taiwan	19.5%
South Korea	13.9%
Brazil	6.1%

Fund Characteristics

FEBRUARY 29, 2024

Avantis Emerging Markets Small Cap Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.2%

Top Five Countries	% of net assets
Taiwan	25.5%
China	22.1%
South Korea	13.8%
Brazil	8.4%
South Africa	4.4%

Fund Characteristics

FEBRUARY 29, 2024

Avantis Emerging Markets Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	100.4%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.6)%

Top Five Countries	% of net assets
China	23.3%
India	20.9%
Taiwan	19.1%
South Korea	14.2%
Brazil	6.2%

Fund Characteristics

FEBRUARY 29, 2024

Avantis International Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	3.1%
Other Assets and Liabilities	(2.8)%

Top Five Countries	% of net assets
Japan	22.3%
United Kingdom	12.7%
Canada	10.0%
France	9.8%
Switzerland	8.0%

Fund Characteristics

FEBRUARY 29, 2024

Avantis International Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	4.2%
Other Assets and Liabilities	(3.8)%

Top Five Countries	% of net assets
Japan	20.2%
United Kingdom	15.5%
Canada	11.0%
France	9.5%
Germany	9.0%

Fund Characteristics

FEBRUARY 29, 2024

Avantis International Small Cap Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	0.0%
Warrants	0.0%
Other Assets and Liabilities	0.3%

Top Five Countries	% of net assets
Japan	30.8%
United Kingdom	13.3%
Canada	9.3%
Australia	8.8%
Sweden	5.4%

Fund Characteristics

FEBRUARY 29, 2024

Avantis International Small Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	2.8%
Other Assets and Liabilities	(2.5)%

Top Five Countries	% of net assets
Japan	30.8%
United Kingdom	13.5%
Australia	9.0%
Canada	8.7%
Sweden	5.0%

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis Emerging Markets Equity ETF
Actual	$1,000	$1,075.20	$1.70	0.33%
Hypothetical	$1,000	$1,023.22	$1.66	0.33%
Avantis Emerging Markets Small Cap Equity ETF
Actual	$1,000	$1,039.80	$1.35(2)	0.42%
Hypothetical	$1,000	$1,022.78	$2.11	0.42%
Avantis Emerging Markets Value ETF
Actual	$1,000	$1,097.00	$1.88	0.36%
Hypothetical	$1,000	$1,023.07	$1.81	0.36%
Avantis International Equity ETF
Actual	$1,000	$1,079.60	$1.19	0.23%
Hypothetical	$1,000	$1,023.72	$1.16	0.23%
Avantis International Large Cap Value ETF
Actual	$1,000	$1,076.50	$1.29	0.25%
Hypothetical	$1,000	$1,023.62	$1.26	0.25%
Avantis International Small Cap Equity ETF
Actual	$1,000	$1,057.30	$1.53	0.30%
Hypothetical	$1,000	$1,023.37	$1.51	0.30%
Avantis International Small Cap Value ETF
Actual	$1,000	$1,069.80	$1.85	0.36%
Hypothetical	$1,000	$1,023.07	$1.81	0.36%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 115, the number of days in the period from November 7, 2023 (fund inception) through February 29, 2024, divided by 366, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
COMMON STOCKS — 100.5%
Brazil — 6.1%
3R Petroleum Oleo E Gas SA(1)	336,893	$1,909,090
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	36,000	4,924
AES Brasil Energia SA(1)	146,110	307,733
Allos SA	547,726	2,703,868
Alpargatas SA, Preference Shares(1)	221,300	452,296
Alupar Investimento SA	49,712	299,606
Ambev SA, ADR	1,555,776	3,873,882
Americanas SA(1)	99,443	10,202
Arezzo Industria e Comercio SA	7,300	86,714
Atacadao SA	172,300	418,350
Auren Energia SA	145,183	375,874
Azul SA, ADR(1)(2)	42,021	307,594
B3 SA - Brasil Bolsa Balcao	778,500	2,009,244
Banco ABC Brasil SA, Preference Shares	149,710	710,739
Banco ABC Brasil SA, Preference Shares(1)	4,970	23,665
Banco BMG SA, Preference Shares	46,900	37,361
Banco Bradesco SA	329,798	817,347
Banco Bradesco SA, ADR	2,590,522	7,201,651
Banco BTG Pactual SA	426,800	3,134,612
Banco do Brasil SA	432,390	5,042,274
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	435,500	1,344,758
Banco Pan SA, Preference Shares	145,900	254,755
Banco Santander Brasil SA, ADR(2)	355,007	2,023,540
BB Seguridade Participacoes SA	278,200	1,874,776
Bemobi Mobile Tech SA	41,300	111,577
Blau Farmaceutica SA	22,200	54,394
BrasilAgro - Co. Brasileira de Propriedades Agricolas	59,000	283,778
Braskem SA, Class A, ADR(1)(2)	78,724	666,792
BRF SA, ADR(1)(2)	739,011	2,261,374
C&A Modas SA(1)	359,500	678,343
Camil Alimentos SA	99,200	170,818
CCR SA	796,200	2,200,677
Centrais Eletricas Brasileiras SA, ADR(2)	338,899	2,965,366
Centrais Eletricas Brasileiras SA, Class B Preference Shares	45,200	435,715
Cia Brasileira de Aluminio	228,594	183,478
Cia Brasileira de Distribuicao, ADR(1)	503,087	384,308
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	202,400	392,089
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(2)	308,557	4,875,201
Cia de Saneamento de Minas Gerais Copasa MG	403,800	1,683,075
Cia De Sanena Do Parana	185,000	960,894
Cia De Sanena Do Parana, Preference Shares	1,277,700	1,344,244
Cia Energetica de Minas Gerais, ADR	1,159,622	2,748,304

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Cia Siderurgica Nacional SA, ADR	1,315,638	$4,433,700
Cielo SA	1,179,600	1,262,391
Clear Sale SA(1)	38,200	28,355
Companhia Paranaense de Energia	86,000	158,641
Companhia Paranaense de Energia, ADR(1)(2)	46,893	348,415
Companhia Paranaense de Energia, Preference Shares	1,252,800	2,580,651
Companhia Paranaense de Energia, Preference Shares, ADR(2)	187,574	1,547,485
Construtora Tenda SA(1)	101,900	221,794
Cosan SA	417,896	1,428,266
CPFL Energia SA	99,800	710,491
Cristal Pigmentos do Brasil SA, Preference Shares	1,700	12,144
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	83,700	435,581
Cury Construtora e Incorporadora SA	129,400	492,496
CVC Brasil Operadora e Agencia de Viagens SA(1)	75,000	50,391
Cyrela Brazil Realty SA Empreendimentos e Participacoes	546,600	2,634,535
Desktop SA	17,400	49,213
Dexco SA	232,111	380,540
Dexxos Participacoes SA	17,400	45,958
Direcional Engenharia SA	130,200	620,212
EcoRodovias Infraestrutura e Logistica SA	450,200	833,184
Embraer SA, ADR(1)	347,854	6,779,674
Empreendimentos Pague Menos SA	45,100	26,673
Enauta Participacoes SA	300,100	1,533,371
Energisa SA	284,400	2,889,139
Eneva SA(1)	379,300	972,838
Engie Brasil Energia SA	115,000	965,370
Equatorial Energia SA	481,662	3,307,908
Eternit SA	88,500	119,457
Eucatex SA Industria e Comercio, Preference Shares	16,500	57,488
Even Construtora e Incorporadora SA	119,200	192,069
Ez Tec Empreendimentos e Participacoes SA	189,200	647,400
Fleury SA	70,192	224,791
Fras-Le SA	35,437	116,196
Gafisa SA(1)	14,183	25,079
Gerdau SA, ADR	1,810,041	7,801,277
Gol Linhas Aereas Inteligentes SA(1)	367,784	20,716
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	40,940	46,262
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	81,320	42,041
GPS Participacoes e Empreendimentos SA	35,800	128,549
Grendene SA	160,800	207,991
Grupo Casas Bahia SA(1)	103,368	188,600
Grupo De Moda Soma SA	309,900	437,006
Grupo Mateus SA(1)	263,700	422,781
Grupo SBF SA	135,700	334,398
Guararapes Confeccoes SA(1)	156,700	188,503
Hapvida Participacoes e Investimentos SA(1)	509,285	378,037
Hidrovias do Brasil SA(1)	730,200	558,178
Hypera SA	61,400	411,301
Iguatemi SA	556,894	2,660,625

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Iguatemi SA	2	$1
Infracommerce CXAAS SA(1)	3,800	1,047
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	47,400	202,812
Inter & Co., Inc.(1)	5,965	33,934
International Meal Co. Alimentacao SA, Class A(1)	63,300	27,632
Iochpe Maxion SA	159,900	398,214
Irani Papel e Embalagem SA	78,400	146,356
IRB-Brasil Resseguros SA(1)	199,693	1,559,028
Itau Unibanco Holding SA, ADR	2,778,437	18,948,940
Jalles Machado SA	114,821	175,543
JBS SA	156,100	723,177
JHSF Participacoes SA	371,000	333,602
Kepler Weber SA	129,100	251,910
Klabin SA	597,100	2,712,180
Lavvi Empreendimentos Imobiliarios SA	108,980	173,628
Light SA(1)	274,300	273,136
Localiza Rent a Car SA	319,199	3,393,548
Localiza Rent a Car SA(1)	1,145	12,049
LOG Commercial Properties e Participacoes SA	38,700	170,959
Log-in Logistica Intermodal SA(1)	35,767	271,899
Lojas Quero-Quero SA	172,200	181,861
Lojas Renner SA	180,700	573,968
LPS Brasil-Consultoria de Imoveis SA	47,300	18,554
LWSA SA	218,700	245,488
M Dias Branco SA	16,700	137,669
Magazine Luiza SA(1)	295,700	127,890
Magazine Luiza SA(1)	28,325	12,251
Mahle Metal Leve SA	35,500	254,944
Marcopolo SA	4,900	6,998
Marcopolo SA, Preference Shares	428,600	751,824
Marfrig Global Foods SA(1)	366,537	721,114
Marisa Lojas SA(1)	8,617	3,987
Meliuz SA(1)	20,730	33,194
Metalurgica Gerdau SA, Preference Shares	856,100	1,739,376
Mills Locacao Servicos e Logistica SA	204,100	503,773
Minerva SA	236,100	323,913
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	19,118
Moura Dubeux Engenharia SA(1)	10,400	26,967
Movida Participacoes SA	207,600	355,389
MRV Engenharia e Participacoes SA(1)	578,600	886,913
Multilaser Industrial SA(1)	127,700	57,285
Multiplan Empreendimentos Imobiliarios SA	116,500	619,165
Natura & Co. Holding SA(1)	51,756	169,289
Odontoprev SA	180,340	437,146
Pagseguro Digital Ltd., Class A(1)	279,217	3,886,701
Pet Center Comercio e Participacoes SA	299,500	253,043
Petroleo Brasileiro SA, ADR	1,514,630	25,021,688
Petroleo Brasileiro SA, ADR, Preference Shares	1,937,939	31,336,474
Petroreconcavo SA	290,000	1,335,922
Plano & Plano Desenvolvimento Imobiliario SA	21,700	60,502

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Porto Seguro SA	25,400	$145,877
Portobello SA	107,500	127,804
Positivo Tecnologia SA	74,100	119,398
PRIO SA	553,300	4,881,764
Qualicorp Consultoria e Corretora de Seguros SA	50,200	23,529
Raia Drogasil SA	273,728	1,473,509
Raizen SA, Preference Shares	751,400	533,572
Randon SA Implementos e Participacoes, Preference Shares	235,300	524,456
Rede D'Or Sao Luiz SA	216,443	1,100,262
Romi SA	62,482	158,496
Rumo SA	400,600	1,829,297
Santos Brasil Participacoes SA	286,400	604,937
Sao Martinho SA	111,700	633,875
Sendas Distribuidora SA, ADR(2)	239,778	3,409,643
Ser Educacional SA(1)	115,400	148,106
Serena Energia SA(1)	82,409	156,327
Simpar SA	143,700	222,874
SLC Agricola SA	194,216	768,488
Smartfit Escola de Ginastica e Danca SA	36,500	178,421
StoneCo Ltd., A Shares(1)	385,360	6,632,046
Suzano SA, ADR	596,016	6,764,782
SYN prop e tech SA(1)	61,800	96,471
Taurus Armas SA, Preference Shares	79,100	224,836
Tegma Gestao Logistica SA	30,900	166,276
Telefonica Brasil SA, ADR	66,958	731,851
TIM SA, ADR(2)	205,826	3,805,723
TOTVS SA	387,500	2,415,688
Transmissora Alianca de Energia Eletrica SA	125,200	889,806
Tres Tentos Agroindustrial SA	52,800	113,118
Trisul SA	88,900	84,767
Tupy SA	78,500	401,098
Ultrapar Participacoes SA, ADR(2)	1,279,168	7,572,675
Unipar Carbocloro SA, Class B Preference Shares	114,460	1,528,175
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	751,000	1,661,805
Vale SA, ADR	2,090,633	28,035,389
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	63,000	235,469
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	157,000	276,663
Vibra Energia SA	1,015,800	5,241,349
Vivara Participacoes SA	3,800	24,996
Vulcabras SA	42,200	157,557
WEG SA	393,200	2,926,596
Wilson Sons SA	59,000	202,953
Wiz Co.	47,900	59,452
XP, Inc., Class A	186,673	4,412,950
YDUQS Participacoes SA	48,300	197,821
Zamp SA(1)	213,400	178,152
		299,574,543

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Chile — 0.6%
Aguas Andinas SA, A Shares	2,224,493	$653,681
Banco de Chile	26,619,311	3,086,682
Banco de Credito e Inversiones SA	64,204	1,780,449
Banco Itau Chile SA	9,942	97,753
Banco Santander Chile, ADR	136,719	2,683,794
Besalco SA	44,236	24,173
CAP SA	85,446	586,178
Cencosud SA	592,777	1,064,190
Cencosud Shopping SA	172,732	282,565
Cia Cervecerias Unidas SA, ADR	42,406	493,182
Cia Sud Americana de Vapores SA	14,776,694	1,031,206
Colbun SA	11,420,855	1,569,857
Embotelladora Andina SA, Class B Preference Shares	442,731	1,117,660
Empresa Nacional de Telecomunicaciones SA	197,556	643,668
Empresas CMPC SA	1,312,163	2,329,390
Empresas Copec SA	172,128	1,104,742
Enel Americas SA	11,217,188	1,144,201
Enel Chile SA	27,790,654	1,669,067
Engie Energia Chile SA(1)	459,015	391,859
Falabella SA(1)	630,925	1,600,215
Forus SA	124	209
Grupo Security SA	164,860	46,232
Inversiones Aguas Metropolitanas SA	98,703	74,048
Parque Arauco SA	597,357	952,909
Ripley Corp. SA	1,281,057	262,897
SMU SA	400,396	67,534
Sociedad Quimica y Minera de Chile SA, ADR(2)	69,228	3,442,016
Vina Concha y Toro SA	25,279	26,244
		28,226,601
China — 23.5%
361 Degrees International Ltd.	686,000	366,287
3SBio, Inc.	2,642,500	1,743,482
AAC Technologies Holdings, Inc.	1,664,000	4,136,954
Agile Group Holdings Ltd.(1)(2)	3,358,000	324,881
Agora, Inc., ADR(1)(2)	37,989	99,531
Agricultural Bank of China Ltd., H Shares	17,384,000	7,131,707
Air China Ltd., H Shares(1)	54,000	28,916
AK Medical Holdings Ltd.(2)	230,000	149,170
Akeso, Inc.(1)	362,000	2,170,705
Alibaba Group Holding Ltd., ADR	1,038,713	76,895,923
Alibaba Pictures Group Ltd.(1)	13,700,000	785,853
A-Living Smart City Services Co. Ltd.(2)	1,895,250	970,453
Alliance International Education Leasing Holdings Ltd.(1)(2)	1,662,000	186,222
Aluminum Corp. of China Ltd., H Shares	2,800,000	1,395,220
ANE Cayman, Inc.(1)	194,000	101,781
Anhui Conch Cement Co. Ltd., H Shares	1,157,000	2,517,613
Anhui Expressway Co. Ltd., H Shares	468,000	518,430
ANTA Sports Products Ltd.	1,231,000	12,001,079
Anton Oilfield Services Group(1)	330,000	17,008

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Archosaur Games, Inc.(1)	151,000	$26,901
Ascletis Pharma, Inc.(1)	185,000	40,389
Asia Cement China Holdings Corp.	188,500	50,858
AsiaInfo Technologies Ltd.	17,600	16,424
Autohome, Inc., ADR	139,414	3,623,370
BAIC Motor Corp. Ltd., H Shares	266,000	79,429
Baidu, Inc., ADR(1)	33,737	3,418,570
BAIOO Family Interactive Ltd.	448,000	13,730
Bairong, Inc.(1)	202,500	341,163
Bank of China Ltd., H Shares	60,064,000	23,563,185
Bank of Chongqing Co. Ltd., H Shares	300,500	162,155
Bank of Communications Co. Ltd., H Shares	7,953,000	5,210,374
BeiGene Ltd., ADR(1)	11,267	1,866,379
Beijing Capital International Airport Co. Ltd., H Shares(1)	1,134,000	365,689
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	7,500	9,490
Beijing Enterprises Holdings Ltd.	609,500	2,292,828
Beijing Enterprises Water Group Ltd.	3,612,000	847,307
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,386,000	293,255
Beijing North Star Co. Ltd., H Shares(1)	4,000	352
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	610,000	726,047
Bilibili, Inc., ADR(1)(2)	260	2,517
Binjiang Service Group Co. Ltd.	52,500	110,923
BOC Aviation Ltd.	517,000	3,805,717
BOE Varitronix Ltd.	507,000	353,337
Bosideng International Holdings Ltd.	7,878,000	3,962,453
Brii Biosciences Ltd.(1)(2)	109,000	23,072
Brilliance China Automotive Holdings Ltd.	1,032,000	600,719
BYD Co. Ltd., H Shares	509,500	12,549,019
BYD Electronic International Co. Ltd.	1,795,000	6,777,681
C&D International Investment Group Ltd.	1,042,264	1,694,650
C&D Property Management Group Co. Ltd.	205,747	85,943
Cabbeen Fashion Ltd.	102,000	12,281
Canaan, Inc., ADR(1)(2)	653,048	1,025,285
Cango, Inc., ADR(1)(2)	4,407	6,611
Canvest Environmental Protection Group Co. Ltd.(2)	520,000	272,894
CARsgen Therapeutics Holdings Ltd.(1)	340,500	288,951
Cathay Media & Education Group, Inc.	96,000	9,053
Central China Management Co. Ltd.	499,000	18,366
Central China New Life Ltd.(1)	385,000	73,903
CGN Mining Co. Ltd.(1)(2)	2,070,000	503,707
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	53,400	16,917
Chaowei Power Holdings Ltd.	168,000	30,497
Cheerwin Group Ltd.	115,000	21,580
Chen Lin Education Group Holdings Ltd.(1)	16,000	3,297
China Automotive Systems, Inc.(1)	5,187	16,754
China BlueChemical Ltd., H Shares	2,582,000	774,940
China Bohai Bank Co. Ltd., H Shares(1)	1,012,500	143,253
China Chunlai Education Group Co. Ltd.	157,000	108,563
China Cinda Asset Management Co. Ltd., H Shares	18,090,000	1,732,155

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
China CITIC Bank Corp. Ltd., H Shares	11,497,000	$6,112,818
China Coal Energy Co. Ltd., H Shares	2,589,000	2,788,141
China Communications Services Corp. Ltd., H Shares	6,720,000	2,854,515
China Conch Venture Holdings Ltd.	1,957,500	1,960,244
China Construction Bank Corp., H Shares	73,277,000	45,443,177
China Datang Corp. Renewable Power Co. Ltd., H Shares	8,477,000	1,924,981
China Dongxiang Group Co. Ltd.	1,053,000	50,935
China East Education Holdings Ltd.	1,928,500	645,032
China Eastern Airlines Corp. Ltd., H Shares(1)	116,000	29,281
China Education Group Holdings Ltd.	2,160,000	1,237,514
China Everbright Bank Co. Ltd., H Shares	3,356,000	1,049,253
China Everbright Environment Group Ltd.	6,800,000	2,525,885
China Everbright Greentech Ltd.	289,000	29,816
China Everbright Ltd.	1,068,000	585,487
China Everbright Water Ltd.(2)	138,500	22,672
China Feihe Ltd.	7,701,000	3,830,406
China Foods Ltd.	282,000	101,447
China Galaxy Securities Co. Ltd., H Shares	4,720,500	2,480,314
China Gas Holdings Ltd.	3,336,600	3,053,597
China General Education Group Ltd.(1)	60,000	77
China Glass Holdings Ltd.(1)	622,000	40,255
China Hanking Holdings Ltd.	175,000	17,554
China Harmony Auto Holding Ltd.(1)	269,500	21,584
China High Speed Transmission Equipment Group Co. Ltd.(1)	437,000	80,777
China Hongqiao Group Ltd.	4,595,000	3,555,985
China International Capital Corp. Ltd., H Shares	1,434,000	1,797,602
China Kepei Education Group Ltd.	130,000	27,310
China Lesso Group Holdings Ltd.	1,968,000	935,971
China Life Insurance Co. Ltd., Class H	2,275,865	2,789,732
China Lilang Ltd.	164,000	87,929
China Literature Ltd.(1)	433,000	1,327,447
China Longyuan Power Group Corp. Ltd., H Shares	3,884,000	2,737,106
China Maple Leaf Educational Systems Ltd.(1)	230,000	14,560
China Medical System Holdings Ltd.	3,675,000	6,041,243
China Meidong Auto Holdings Ltd.(2)	556,000	218,649
China Mengniu Dairy Co. Ltd.(1)	4,056,000	10,141,385
China Merchants Bank Co. Ltd., H Shares	3,197,000	12,362,858
China Merchants Land Ltd.	148,000	5,642
China Merchants Port Holdings Co. Ltd.	3,845,175	4,772,829
China Minsheng Banking Corp. Ltd., H Shares	8,352,500	2,939,605
China Modern Dairy Holdings Ltd.(2)	2,304,000	191,162
China National Building Material Co. Ltd., H Shares	7,406,000	2,785,450
China New Higher Education Group Ltd.	2,107,000	663,316
China Nonferrous Mining Corp. Ltd.	4,238,000	2,943,996
China Oil & Gas Group Ltd.(1)	280,000	7,831
China Oriental Group Co. Ltd.	530,000	79,743
China Pacific Insurance Group Co. Ltd., H Shares	2,318,000	4,396,904
China Petroleum & Chemical Corp., Class H	23,548,300	12,974,011
China Power International Development Ltd.(2)	11,172,000	4,512,732
China Railway Group Ltd., H Shares	8,344,000	4,064,265

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	$51,001
China Rare Earth Holdings Ltd.(1)	604,000	23,496
China Reinsurance Group Corp., H Shares	302,000	17,894
China Renaissance Holdings Ltd.(1)(2)	202,700	47,054
China Resources Beer Holdings Co. Ltd.	810,000	3,490,254
China Resources Building Materials Technology Holdings Ltd.	7,692,000	1,334,261
China Resources Gas Group Ltd.	217,300	655,751
China Resources Land Ltd.	1,490,500	4,552,515
China Resources Medical Holdings Co. Ltd.	2,757,000	1,502,417
China Resources Mixc Lifestyle Services Ltd.	816,400	2,460,481
China Resources Pharmaceutical Group Ltd.	1,984,000	1,341,853
China Resources Power Holdings Co. Ltd.	4,362,000	9,389,875
China Risun Group Ltd.(2)	4,881,000	1,909,191
China Ruyi Holdings Ltd.(1)(2)	1,236,000	242,615
China Sanjiang Fine Chemicals Co. Ltd.(1)	248,000	31,660
China SCE Group Holdings Ltd.(1)(2)	2,606,000	51,256
China Shenhua Energy Co. Ltd., H Shares	3,414,000	13,136,015
China Shineway Pharmaceutical Group Ltd.	316,000	355,704
China Shuifa Singyes Energy Holdings Ltd.(1)(2)	434,000	18,676
China South City Holdings Ltd.(2)	2,488,000	52,853
China Southern Airlines Co. Ltd., H Shares(1)	364,000	135,095
China Starch Holdings Ltd.	1,320,000	22,046
China Sunshine Paper Holdings Co. Ltd.(1)	645,500	169,816
China Suntien Green Energy Corp. Ltd., H Shares	1,196,000	454,390
China Taiping Insurance Holdings Co. Ltd.	3,143,600	2,731,226
China Tobacco International HK Co. Ltd.	6,000	7,503
China Tower Corp. Ltd., H Shares	81,112,000	9,831,423
China Traditional Chinese Medicine Holdings Co. Ltd.	5,138,000	2,837,947
China Travel International Investment Hong Kong Ltd.	1,524,000	260,727
China Vanke Co. Ltd., H Shares	5,641,600	4,349,575
China Water Affairs Group Ltd.	1,076,000	737,433
China XLX Fertiliser Ltd.	752,000	303,724
China Yongda Automobiles Services Holdings Ltd.	1,911,500	580,550
China Youran Dairy Group Ltd.	683,000	109,757
China Yuhua Education Corp. Ltd.(1)	1,864,000	134,934
China ZhengTong Auto Services Holdings Ltd.(1)	518,000	15,552
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	275,439
Chow Tai Fook Jewellery Group Ltd.	2,533,200	3,774,647
CIFI Ever Sunshine Services Group Ltd.	1,006,000	184,034
CIFI Holdings Group Co. Ltd.(1)(2)	2,891,616	117,694
CIMC Enric Holdings Ltd.	2,266,000	1,822,158
CIMC Vehicles Group Co. Ltd., Class H	20,000	17,728
CITIC Ltd.	5,497,000	5,529,826
CITIC Securities Co. Ltd., H Shares	1,838,450	3,398,288
CMGE Technology Group Ltd.(1)(2)	1,064,000	131,697
CMOC Group Ltd., H Shares	3,195,000	1,971,018
CNFinance Holdings Ltd., ADR(1)	5,468	12,582
COFCO Joycome Foods Ltd.(1)(2)	6,855,000	1,339,063
Concord New Energy Group Ltd.	10,990,000	910,996
Consun Pharmaceutical Group Ltd.	108,000	78,297

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Coolpad Group Ltd.(1)	1,854,000	$13,458
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	400,000	378,449
COSCO SHIPPING Holdings Co. Ltd., Class H	5,576,749	6,003,596
COSCO SHIPPING International Hong Kong Co. Ltd.	166,000	73,799
COSCO SHIPPING Ports Ltd.	2,577,943	1,538,248
Country Garden Holdings Co. Ltd.(1)(2)	19,554,339	1,589,040
Country Garden Services Holdings Co. Ltd.	1,078,000	820,559
CPMC Holdings Ltd.	462,000	412,994
Crazy Sports Group Ltd.(1)	902,000	10,861
CSPC Pharmaceutical Group Ltd.	18,593,760	14,481,745
CSSC Hong Kong Shipping Co. Ltd.	620,000	114,770
Daqo New Energy Corp., ADR(1)	121,935	2,594,777
Datang International Power Generation Co. Ltd., H Shares(2)	38,000	6,168
Differ Group Auto Ltd.(1)	54,600	1,702
Digital China Holdings Ltd.	836,000	284,533
Dongfeng Motor Group Co. Ltd., Class H	6,634,000	2,837,745
Dongyue Group Ltd.	4,650,000	4,162,206
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	3,529
East Buy Holding Ltd.(1)(2)	272,000	838,434
Edvantage Group Holdings Ltd.	499,543	173,139
E-House China Enterprise Holdings Ltd.(1)	622,200	13,035
ENN Energy Holdings Ltd.	393,400	3,194,344
Essex Bio-technology Ltd.	120,000	35,730
EVA Precision Industrial Holdings Ltd.	1,202,000	105,586
Everest Medicines Ltd.(1)(2)	103,000	316,777
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	118,546
Fanhua, Inc., ADR(1)(2)	23,222	107,982
Fenbi Ltd.(1)(2)	292,500	183,695
FIH Mobile Ltd.(1)	1,321,000	81,728
FinVolution Group, ADR	526,476	2,753,469
Fire Rock Holdings Ltd.(1)	186,000	3,761
First Tractor Co. Ltd., H Shares	202,000	157,720
Flat Glass Group Co. Ltd., H Shares(2)	39,000	72,102
Fosun International Ltd.	3,972,000	2,291,592
Fountain SET Holdings Ltd.(1)	26,000	1,296
Fu Shou Yuan International Group Ltd.	2,860,000	1,868,010
Fufeng Group Ltd.(2)	4,776,000	2,928,070
Fullshare Holdings Ltd.(1)(2)	170,300	12,798
Fuyao Glass Industry Group Co. Ltd., H Shares	261,200	1,309,245
Ganfeng Lithium Group Co. Ltd., H Shares	129,280	428,281
Gaotu Techedu, Inc., ADR(1)(2)	98,911	773,484
GCL New Energy Holdings Ltd.(1)	336,237	16,473
GCL Technology Holdings Ltd.	24,849,000	3,456,469
GDS Holdings Ltd., Class A(1)	991,900	840,509
Geely Automobile Holdings Ltd.	9,223,000	10,037,131
Gemdale Properties & Investment Corp. Ltd.(2)	3,452,000	116,488
Genertec Universal Medical Group Co. Ltd.	2,156,000	1,182,197
GF Securities Co. Ltd., H Shares	1,654,800	1,776,830

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Global Cord Blood Corp.(1)(2)	18,571	$27,857
Goldwind Science & Technology Co. Ltd., H Shares	367,400	139,769
Goodbaby International Holdings Ltd.(1)	338,000	28,144
Grand Baoxin Auto Group Ltd.(1)	22,000	475
Grand Pharmaceutical Group Ltd.	1,459,000	666,052
Great Wall Motor Co. Ltd., H Shares(2)	2,685,500	3,031,003
Greatview Aseptic Packaging Co. Ltd.(1)	139,000	33,832
Greenland Hong Kong Holdings Ltd.(1)	321,000	11,856
Greentown China Holdings Ltd.	1,932,000	1,544,815
Greentown Management Holdings Co. Ltd.	316,000	198,915
Guangdong Investment Ltd.	364,000	216,004
Guangzhou Automobile Group Co. Ltd., H Shares	1,046,000	452,602
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	3,047,600	395,061
Guotai Junan Securities Co. Ltd., H Shares	69,200	79,658
H World Group Ltd., ADR	119,770	4,378,791
Haidilao International Holding Ltd.	1,892,000	3,440,736
Haier Smart Home Co. Ltd., H Shares	2,522,600	7,640,049
Hainan Meilan International Airport Co. Ltd., H Shares(1)	147,000	138,462
Haitian International Holdings Ltd.	1,749,000	4,428,586
Haitong Securities Co. Ltd., H Shares	3,642,400	1,808,059
Hangzhou Tigermed Consulting Co. Ltd., H Shares	23,800	82,670
Hansoh Pharmaceutical Group Co. Ltd.	522,000	920,044
Harbin Electric Co. Ltd., H Shares	654,000	199,266
Hebei Construction Group Corp. Ltd., H Shares(1)	31,500	2,336
Hello Group, Inc., ADR	529,651	3,490,400
Hengan International Group Co. Ltd.	1,627,000	5,014,741
Hilong Holding Ltd.(1)	968,000	25,125
Hisense Home Appliances Group Co. Ltd., H Shares	1,179,000	3,733,076
Hollysys Automation Technologies Ltd.(1)	156,852	4,018,548
Homeland Interactive Technology Ltd.	142,000	47,953
Hopson Development Holdings Ltd.(1)	326,624	156,089
Hua Hong Semiconductor Ltd.(1)(2)	1,822,000	3,904,967
Huabao International Holdings Ltd.(2)	578,000	172,103
Huadian Power International Corp. Ltd., H Shares	132,000	63,762
Huaneng Power International, Inc., H Shares(1)	1,924,000	1,079,098
Huatai Securities Co. Ltd., H Shares	2,016,600	2,380,233
Huaxi Holdings Co. Ltd.(1)	4,000	563
Huijing Holdings Co. Ltd.(1)(2)	516,000	2,966
HUYA, Inc., ADR(1)	109,034	381,619
Hygeia Healthcare Holdings Co. Ltd.	118,000	442,953
iDreamSky Technology Holdings Ltd.(1)(2)	281,200	72,784
Industrial & Commercial Bank of China Ltd., H Shares	39,706,000	20,353,799
Ingdan, Inc.	198,000	27,963
Inkeverse Group Ltd.(1)	2,058,000	195,004
Innovent Biologics, Inc.(1)	162,000	873,617
iQIYI, Inc., ADR(1)	566,657	2,090,964
IVD Medical Holding Ltd.(1)	3,000	733
JD Health International, Inc.(1)	325,500	1,227,647
JD Logistics, Inc.(1)	779,200	769,383
JD.com, Inc., ADR	65,273	1,476,475

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
JD.com, Inc., Class A	36,345	$410,185
JH Educational Technology, Inc.(1)	102,000	10,151
Jiangsu Expressway Co. Ltd., H Shares	692,000	710,813
Jiangxi Copper Co. Ltd., H Shares	1,326,000	1,967,934
Jinchuan Group International Resources Co. Ltd.(2)	6,422,000	539,513
Jinke Smart Services Group Co. Ltd., H Shares(1)	114,400	135,135
Jinxin Fertility Group Ltd.(1)(2)	5,749,000	1,781,538
Jiumaojiu International Holdings Ltd.(2)	464,000	322,057
JNBY Design Ltd.	161,000	307,677
Joy Spreader Group, Inc.(1)	363,000	10,842
JOYY, Inc., ADR	56,440	1,777,860
Jutal Offshore Oil Services Ltd.(1)	186,000	11,858
Kangji Medical Holdings Ltd.	252,500	205,546
Kanzhun Ltd., ADR	57,183	894,914
KE Holdings, Inc., ADR	699,905	9,511,709
Keymed Biosciences, Inc.(1)(2)	262,000	1,134,774
Kingboard Holdings Ltd.	1,222,000	2,396,914
Kingboard Laminates Holdings Ltd.	1,822,500	1,128,690
Kingdee International Software Group Co. Ltd.(1)	1,958,000	2,105,412
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	8,181	23,479
Kingsoft Corp. Ltd.	694,600	1,930,042
Kuaishou Technology(1)	228,800	1,292,013
Kunlun Energy Co. Ltd.	4,358,000	3,715,253
KWG Group Holdings Ltd.(1)(2)	1,925,000	108,849
KWG Living Group Holdings Ltd.(1)(2)	1,096,249	66,871
Lee & Man Paper Manufacturing Ltd.	1,621,000	462,197
Lenovo Group Ltd.	4,670,000	5,159,086
Leoch International Technology Ltd.	122,000	18,444
LexinFintech Holdings Ltd., ADR	163,726	301,256
Li Auto, Inc., ADR(1)(2)	532,587	24,435,092
Li Ning Co. Ltd.	2,387,500	5,906,937
Lifetech Scientific Corp.(1)(2)	5,044,000	1,279,125
Linklogis, Inc., Class B(2)	1,115,000	174,754
Logan Group Co. Ltd.(1)(2)	211,000	17,754
Longfor Group Holdings Ltd.(2)	1,537,124	1,925,254
Lonking Holdings Ltd.	1,310,000	220,110
Lufax Holding Ltd., ADR(2)	106,609	332,620
Luye Pharma Group Ltd.(1)(2)	4,905,500	1,811,855
LVGEM China Real Estate Investment Co. Ltd.(1)	1,760,000	143,014
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	9,105
Maoyan Entertainment(1)	399,400	440,401
Meitu, Inc.(1)(2)	4,814,000	1,584,271
Meituan, Class B(1)	1,638,710	16,636,456
Metallurgical Corp. of China Ltd., H Shares	198,000	39,908
Midea Real Estate Holding Ltd.	511,000	284,679
MINISO Group Holding Ltd., ADR	117,342	2,150,879
Minsheng Education Group Co. Ltd.	254,000	10,356
Minth Group Ltd.	1,724,000	2,930,669
MMG Ltd.(1)	7,872,000	2,107,353
Mobvista, Inc.(1)	142,000	59,470

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Moody Technology Holdings Ltd.(1)	2,080,000	$56,197
Mulsanne Group Holding Ltd.(1)	87,500	11,563
Nam Tai Property, Inc.(1)(2)	9,475	42,638
NetDragon Websoft Holdings Ltd.	452,500	650,111
NetEase, Inc., ADR	395,822	42,717,110
New China Life Insurance Co. Ltd., H Shares	1,103,300	2,119,476
New Horizon Health Ltd.(1)(2)	155,500	404,912
New Oriental Education & Technology Group, Inc., ADR(1)	14,353	1,342,436
Nexteer Automotive Group Ltd.	2,266,000	1,044,074
Nine Dragons Paper Holdings Ltd.(1)	4,031,000	1,865,088
NIO, Inc., ADR(1)	371,979	2,138,879
Niu Technologies, ADR(1)(2)	15,203	27,974
Noah Holdings Ltd., ADR	43,593	484,754
Nongfu Spring Co. Ltd., H Shares(2)	888,600	5,024,856
OneConnect Financial Technology Co. Ltd., ADR(1)	5,186	12,446
Orient Overseas International Ltd.	618,500	9,577,678
PDD Holdings, Inc., ADR(1)	381,146	47,467,923
Peijia Medical Ltd.(1)	27,000	17,561
People's Insurance Co. Group of China Ltd., H Shares	9,293,000	3,095,531
Perennial Energy Holdings Ltd.	320,000	37,453
PetroChina Co. Ltd., Class H	14,076,200	11,040,124
Pharmaron Beijing Co. Ltd., H Shares(2)	30,675	40,967
PICC Property & Casualty Co. Ltd., H Shares	9,390,000	12,837,244
Ping An Healthcare & Technology Co. Ltd.(1)	259,100	400,137
Ping An Insurance Group Co. of China Ltd., H Shares	5,307,282	23,602,369
Poly Property Group Co. Ltd.	3,404,844	625,584
Pop Mart International Group Ltd.	858,400	2,139,968
Postal Savings Bank of China Co. Ltd., H Shares	6,650,000	3,493,735
Powerlong Commercial Management Holdings Ltd.(2)	96,000	33,299
Powerlong Real Estate Holdings Ltd.(1)	327,000	27,056
Prinx Chengshan Holdings Ltd.	1,000	922
Q Technology Group Co. Ltd.(1)(2)	324,000	127,513
Qifu Technology, Inc., ADR	377,967	5,839,590
Qudian, Inc., ADR(1)(2)	44,649	109,390
Radiance Holdings Group Co. Ltd.(1)(2)	1,142,000	312,733
Redco Properties Group Ltd.(1)(2)	44,000	1,869
Road King Infrastructure Ltd.(1)	27,000	5,114
Sany Heavy Equipment International Holdings Co. Ltd.	1,255,000	970,448
SCE Intelligent Commercial Management Holdings Ltd.(1)	165,000	9,513
SciClone Pharmaceuticals Holdings Ltd.	800,500	1,333,477
Seazen Group Ltd.(1)(2)	5,530,000	780,007
Shandong Gold Mining Co. Ltd., H Shares	183,000	289,152
Shandong Hi-Speed New Energy Group Ltd.(1)	145,199	41,274
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,697,200	1,107,839
Shanghai Conant Optical Co. Ltd., Class H	69,500	66,324
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	41,593
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	92,500	166,674
Shanghai Industrial Holdings Ltd.	864,000	1,129,911
Shanghai Industrial Urban Development Group Ltd.(1)	403,600	20,088
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	640,000	1,029,185

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Shanghai Pioneer Holding Ltd.	123,000	$24,715
Shenzhen Expressway Corp. Ltd., H Shares	438,000	385,189
Shenzhen International Holdings Ltd.	3,918,500	3,304,252
Shenzhen Investment Ltd.	1,148,000	153,703
Shenzhou International Group Holdings Ltd.	1,197,400	9,821,658
Shimao Group Holdings Ltd.(1)	245,000	16,802
Shimao Services Holdings Ltd.(1)	1,109,000	158,354
Shinsun Holdings Group Co. Ltd.(1)	641,000	3,582
Shoucheng Holdings Ltd.	312,800	60,324
Shougang Fushan Resources Group Ltd.	5,653,249	2,353,917
Shui On Land Ltd.	13,174,500	1,192,293
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(1)	12,000	164,477
Sihuan Pharmaceutical Holdings Group Ltd.	5,122,000	372,905
Simcere Pharmaceutical Group Ltd.(2)	2,439,000	1,733,678
Sino Biopharmaceutical Ltd.	20,898,500	8,306,312
Sino-Ocean Group Holding Ltd.(1)(2)	11,273,000	481,430
Sinopec Engineering Group Co. Ltd., H Shares	3,272,500	1,794,264
Sinopec Kantons Holdings Ltd.	482,000	218,148
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	318,400	44,699
Sinopharm Group Co. Ltd., H Shares	2,827,600	7,912,851
Sinotrans Ltd., H Shares	138,000	58,722
Sinotruk Hong Kong Ltd.	266,500	705,026
Skyworth Group Ltd.	3,193,087	1,122,558
SOHO China Ltd.(1)	1,023,000	89,785
Sohu.com Ltd., ADR(1)	44,427	398,066
SSY Group Ltd.	3,136,000	1,756,603
Sun King Technology Group Ltd.(1)	708,000	103,008
Sunac Services Holdings Ltd.(2)	1,424,000	362,024
Sunny Optical Technology Group Co. Ltd.	970,400	6,245,405
Sunpower Group Ltd.	104,600	17,951
SY Holdings Group Ltd.	180,500	97,819
TAL Education Group, ADR(1)	503,432	7,415,553
TCL Electronics Holdings Ltd.	752,000	274,851
Tencent Holdings Ltd.	2,800,300	98,096,236
Tencent Music Entertainment Group, ADR(1)	536,698	5,619,228
Tian Ge Interactive Holdings Ltd.	9,000	573
Tian Lun Gas Holdings Ltd.	137,500	72,677
Tiangong International Co. Ltd.	2,072,000	475,461
Tianli International Holdings Ltd.	505,000	303,186
Tianneng Power International Ltd.(2)	3,540,000	3,191,427
Tibet Water Resources Ltd.(1)	19,000	596
Times China Holdings Ltd.(1)(2)	1,901,000	60,484
Times Neighborhood Holdings Ltd.	545,000	34,127
Tingyi Cayman Islands Holding Corp.	3,278,000	3,645,318
Tong Ren Tang Technologies Co. Ltd., H Shares	761,000	499,044
Tongcheng Travel Holdings Ltd.(1)	52,000	130,725
Tongda Group Holdings Ltd.(1)	2,745,000	32,519
Tongdao Liepin Group(1)	68,800	34,037
Topsports International Holdings Ltd.	4,398,000	2,976,212
Towngas Smart Energy Co. Ltd.(1)	588,000	212,218

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
TravelSky Technology Ltd., H Shares	1,103,000	$1,318,601
Trigiant Group Ltd.(1)	28,000	1,428
Trip.com Group Ltd., ADR(1)	233,257	10,372,939
Tsaker New Energy Tech Co. Ltd.	123,500	12,225
Tsingtao Brewery Co. Ltd., H Shares	428,000	2,738,653
Tuya, Inc., ADR(1)	16,113	31,743
Uni-President China Holdings Ltd.	2,198,000	1,316,126
United Strength Power Holdings Ltd.(1)(2)	21,000	12,559
Untrade.Ch Wood Opti(1)	8,000	10
Up Fintech Holding Ltd., ADR(1)	34,340	138,047
Vinda International Holdings Ltd.	617,000	1,827,276
Vipshop Holdings Ltd., ADR(1)	920,655	17,722,609
Viva Biotech Holdings(1)	940,000	70,778
Vnet Group, Inc., ADR(1)(2)	309,881	480,316
Want Want China Holdings Ltd.	8,832,000	4,875,458
Wasion Holdings Ltd.	82,000	51,346
Weibo Corp., ADR	256,428	2,338,623
Weichai Power Co. Ltd., H Shares	1,202,000	2,365,971
Weiqiao Textile Co., H Shares(1)	266,500	117,616
West China Cement Ltd.	4,868,000	559,411
Wison Engineering Services Co. Ltd.(1)	19,000	603
Wuling Motors Holdings Ltd.	800,000	44,704
WuXi AppTec Co. Ltd., H Shares(2)	84,804	522,775
Wuxi Biologics Cayman, Inc.(1)	960,500	2,275,048
X Financial, ADR	464	1,902
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	1,406,000	348,958
Ximei Resources Holding Ltd.(1)	35,000	15,700
Xin Point Holdings Ltd.(2)	57,000	20,200
Xingda International Holdings Ltd.(2)	154,482	28,224
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	230,000	209,127
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	256,000	25,801
Xinte Energy Co. Ltd., H Shares(1)(2)	1,552,000	2,067,448
Xinyi Energy Holdings Ltd.(2)	2,750,199	382,443
Xinyi Solar Holdings Ltd.	4,432,976	2,684,368
XJ International Holdings Co. Ltd.(1)	9,112,000	378,364
XPeng, Inc., Class A, ADR(1)	31,117	293,433
Yadea Group Holdings Ltd.	1,940,000	3,047,875
Yankuang Energy Group Co. Ltd., H Shares	3,322,000	7,660,672
Yeahka Ltd.(1)(2)	238,400	385,951
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	506,600	658,229
Yidu Tech, Inc.(1)	476,200	256,034
Yihai International Holding Ltd.(1)	1,100,000	1,539,908
Yixin Group Ltd.(2)	184,500	13,642
Youdao, Inc., ADR(1)	4,860	21,190
YuanShengTai Dairy Farm Ltd.(1)	190,000	2,807
Yuexiu Property Co. Ltd.	3,241,400	2,155,589
Yuexiu Services Group Ltd.	371,500	124,621
Yuexiu Transport Infrastructure Ltd.	2,134,000	1,212,572
Yum China Holdings, Inc.	394,300	16,911,527
Yuzhou Group Holdings Co. Ltd.(1)	1,722,955	18,839

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Zengame Technology Holding Ltd.	1,086,000	$622,675
Zhaojin Mining Industry Co. Ltd., H Shares	447,500	462,700
Zhejiang Expressway Co. Ltd., H Shares	4,846,400	3,695,962
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	124,400	160,996
Zhenro Properties Group Ltd.(1)(2)	2,338,000	25,840
Zhong An Group Ltd.(1)	415,000	5,728
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	400	630
Zhongsheng Group Holdings Ltd.	931,500	1,695,921
Zhongyu Energy Holdings Ltd.(1)(2)	175,000	110,832
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	895,000	206,758
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,280,000	65,735
Zijin Mining Group Co. Ltd., H Shares	5,048,000	8,108,720
Zonqing Environmental Ltd.(1)(2)	12,000	34,028
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	608,400	392,915
ZTO Express Cayman, Inc., ADR	641,273	12,306,029
		1,160,869,450
Colombia — 0.1%
Banco Davivienda SA, Preference Shares	24,226	127,148
Bancolombia SA	50,068	420,699
Bancolombia SA, ADR	67,757	2,203,458
Cementos Argos SA	6,574	11,255
Corp. Financiera Colombiana SA	24,838	90,872
Ecopetrol SA, ADR(2)	249,884	2,923,643
Empresa de Telecomunicaciones de Bogota(1)	18,600	423
Grupo Argos SA	159,091	558,541
Interconexion Electrica SA ESP	113,869	484,487
		6,820,526
Czech Republic — 0.1%
CEZ AS	117,168	4,002,175
Komercni Banka AS	60,312	2,098,976
Moneta Money Bank AS	255,796	1,122,857
		7,224,008
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR(2)	3,307,247	4,570,235
Greece — 0.5%
Aegean Airlines SA(1)	77,859	1,058,955
Alpha Services & Holdings SA(1)	1,574,243	2,965,460
Athens Water Supply & Sewage Co. SA	3,091	18,469
Autohellas Tourist & Trading SA	2,971	43,455
Eurobank Ergasias Services & Holdings SA, Class A(1)	1,204,873	2,491,958
Fourlis Holdings SA	364	1,677
GEK Terna Holding Real Estate Construction SA(1)	71,958	1,108,365
Hellenic Exchanges - Athens Stock Exchange SA	8,827	52,462
Hellenic Telecommunications Organization SA	72,736	1,098,756
Helleniq Energy Holdings SA	46,988	428,133
Holding Co. ADMIE IPTO SA	103,619	255,889
Intracom Holdings SA(1)	50,025	215,744
Intracom SA Technical & Steel Constructions(1)	41,698	247,762
Jumbo SA	54,538	1,594,427
LAMDA Development SA(1)	35,408	258,967

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Motor Oil Hellas Corinth Refineries SA	89,264	$2,550,390
Mytilineos SA	36,980	1,440,103
National Bank of Greece SA(1)	400,437	3,144,216
OPAP SA	62,417	1,137,811
Piraeus Financial Holdings SA(1)	822,752	3,634,844
Public Power Corp. SA(1)	106,858	1,395,818
Sunrisemezz PLC(1)	41,774	14,397
Terna Energy SA	25,368	454,236
Titan Cement International SA(1)	50,729	1,439,669
Viohalco SA	30,134	195,917
		27,247,880
Hong Kong — 0.1%
Antengene Corp. Ltd.(1)	98,500	15,613
Beijing Energy International Holding Co. Ltd.	70,000	1,161
China Energy Development Holdings Ltd.(1)	4,000	42
China Isotope & Radiation Corp.	14,400	21,789
China Shengmu Organic Milk Ltd.	82,000	2,274
China Xinhua Education Group Ltd.	42,000	3,714
China Zhongwang Holdings Ltd.(1)(2)	525,200	671
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	468
GOME Retail Holdings Ltd.(1)(2)	18,683,000	95,213
Hi Sun Technology China Ltd.(1)	363,000	22,837
IMAX China Holding, Inc.	32,000	27,325
Jiayuan International Group Ltd.(1)	2,194,000	12,120
JW Cayman Therapeutics Co. Ltd.(1)	36,000	9,781
Kasen International Holdings Ltd.(1)	143,000	5,342
Pou Sheng International Holdings Ltd.	171,000	12,236
South Manganese Investment Ltd.(1)(2)	1,045,000	38,039
Tianyun International Holdings Ltd.	84,000	34,378
Truly International Holdings Ltd.	2,460,000	222,712
Venus MedTech Hangzhou, Inc., H Shares(1)	36,500	19,650
Wharf Holdings Ltd.	1,007,000	3,711,753
		4,257,118
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	277,988	631,083
MOL Hungarian Oil & Gas PLC	542,984	4,318,760
Opus Global Nyrt(1)	201,546	234,763
OTP Bank Nyrt	134,259	6,442,562
Richter Gedeon Nyrt	65,158	1,733,674
		13,360,842
India — 20.2%
360 ONE WAM Ltd.	122,038	1,054,521
3M India Ltd.	155	59,786
63 Moons Technologies Ltd.	6,904	39,384
Aarti Drugs Ltd.	9,663	57,938
Aarti Industries Ltd.	193,192	1,528,150
Aarti Pharmalabs Ltd.	57,209	337,094
Aavas Financiers Ltd.(1)	25,149	440,851
ABB India Ltd.	9,355	613,247
ACC Ltd.	80,944	2,565,173

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Accelya Solutions India Ltd.	2,877	$63,491
Action Construction Equipment Ltd.	25,648	390,827
Adani Energy Solutions Ltd.(1)	124,815	1,591,936
Adani Enterprises Ltd.	69,537	2,754,236
Adani Green Energy Ltd.(1)	65,773	1,499,208
Adani Ports & Special Economic Zone Ltd.	489,942	7,778,251
Adani Power Ltd.(1)	726,343	4,807,033
Adani Total Gas Ltd.	73,941	905,568
Aditya Birla Capital Ltd.(1)	451,990	999,345
Aditya Birla Fashion & Retail Ltd.(1)	82,654	224,199
Advanced Enzyme Technologies Ltd.	16,916	78,433
Aegis Logistics Ltd.	94,747	502,622
Affle India Ltd.(1)	3,390	45,597
AGI Greenpac Ltd.	75,359	744,234
AIA Engineering Ltd.	9,387	413,538
Ajanta Pharma Ltd.	53,356	1,419,982
Akzo Nobel India Ltd.	1,400	42,429
Alembic Ltd.	101,480	120,339
Alembic Pharmaceuticals Ltd.	35,995	441,795
Alkyl Amines Chemicals	4,913	127,057
Allcargo Logistics Ltd.	394,364	404,895
Allcargo Terminals Ltd.	89,445	70,009
Alok Industries Ltd.(1)	539,944	187,665
Amara Raja Energy & Mobility Ltd.	219,635	2,222,069
Ambika Cotton Mills Ltd.	1,427	28,368
Ambuja Cements Ltd.	307,187	2,243,489
Amrutanjan Health Care Ltd.	2,916	22,464
Anant Raj Ltd.	252,129	1,062,629
Andhra Paper Ltd.	24,654	152,367
Andhra Sugars Ltd.	26,768	35,508
Anup Engineering Limited	1,961	66,494
Apar Industries Ltd.	31,451	2,372,720
Apcotex Industries Ltd.	6,865	38,332
APL Apollo Tubes Ltd.	86,751	1,615,709
Apollo Hospitals Enterprise Ltd.	40,940	3,013,974
Apollo Tyres Ltd.	548,826	3,426,392
Aptech Ltd.	37,688	109,984
Archean Chemical Industries Ltd.	111,316	1,014,604
Arvind Fashions Ltd.	24,563	135,251
Arvind Ltd.	429,910	1,456,478
Asahi India Glass Ltd.	55,789	360,490
Ashapura Minechem Ltd.(1)	18,053	86,235
Ashok Leyland Ltd.	927,119	1,898,972
Ashoka Buildcon Ltd.(1)	360,696	809,805
Asian Paints Ltd.	30,348	1,035,125
Astec Lifesciences Ltd.	1,514	16,229
Aster DM Healthcare Ltd.(1)	245,394	1,400,660
Astra Microwave Products Ltd.	46,508	346,361
Astral Ltd.	50,132	1,251,011
AstraZeneca Pharma India Ltd.	328	21,855

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Atul Ltd.	2,495	$186,994
AU Small Finance Bank Ltd.	120,673	827,216
Aurobindo Pharma Ltd.	319,069	3,955,349
Avadh Sugar & Energy Ltd.	12,662	91,836
Avanti Feeds Ltd.	18,897	115,410
Avenue Supermarts Ltd.(1)	7,242	342,004
Axis Bank Ltd., GDR	87,208	5,689,032
Bajaj Auto Ltd.	63,363	6,039,066
Bajaj Consumer Care Ltd.	87,518	247,415
Bajaj Electricals Ltd.	88,904	1,067,518
Bajaj Finance Ltd.	116,733	9,107,229
Bajaj Finserv Ltd.	98,346	1,887,734
Bajaj Hindusthan Sugar Ltd.(1)	2,315,963	960,261
Bajel Projects Ltd.(1)	88,904	232,939
Balaji Amines Ltd.	8,981	235,370
Balkrishna Industries Ltd.	37,605	1,010,080
Balmer Lawrie & Co. Ltd.	25,352	74,508
Balrampur Chini Mills Ltd.	286,557	1,287,220
Banco Products India Ltd.	21,332	171,054
Bandhan Bank Ltd.	783,335	1,844,694
Bank of Baroda	1,061,794	3,397,236
BASF India Ltd.	6,392	253,957
Bata India Ltd.	45,523	773,832
Bayer CropScience Ltd.	6,241	427,088
BEML Land Assets Ltd.(1)	1,894	6,142
BEML Ltd.	47,032	1,766,111
Berger Paints India Ltd.	60,972	446,144
Best Agrolife Ltd.	12,834	90,238
Bhansali Engineering Polymers Ltd.	84,438	97,135
Bharat Bijlee Ltd.	699	48,066
Bharat Electronics Ltd.	4,481,069	11,068,677
Bharat Forge Ltd.	112,232	1,556,231
Bharat Heavy Electricals Ltd.	1,356,914	3,721,183
Bharat Petroleum Corp. Ltd.	729,548	5,301,896
Bharat Rasayan Ltd.	356	38,448
Bharat Wire Ropes Ltd.(1)	16,593	60,409
Bharti Airtel Ltd.	232,596	3,149,117
Bharti Airtel Ltd.	16,614	144,474
Biocon Ltd.	135,299	450,124
Birla Corp. Ltd.	26,475	523,025
Birlasoft Ltd.	130,089	1,215,833
Bliss Gvs Pharma Ltd.	29,732	45,121
BLS International Services Ltd.	111,562	491,231
Blue Dart Express Ltd.	5,774	419,975
Blue Star Ltd.	47,856	732,452
Bombay Burmah Trading Co.	18,212	380,879
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	3,705
Borosil Renewables Ltd.(1)	31,251	202,283
Bosch Ltd.	489	168,582
Brigade Enterprises Ltd.	223,824	2,693,854

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Brightcom Group Ltd.(1)	2,954,015	$609,442
Britannia Industries Ltd.	52,376	3,138,822
BSE Ltd.	168,741	4,820,057
Butterfly Gandhimathi Appliances Ltd.(1)	136	1,471
Camlin Fine Sciences Ltd.(1)	28,262	39,339
Can Fin Homes Ltd.	173,851	1,622,342
Canara Bank	228,390	1,551,664
Capacit'e Infraprojects Ltd.(1)	37,010	117,134
Caplin Point Laboratories Ltd.	7,672	137,190
Capri Global Capital Ltd.	100	1,164
Carborundum Universal Ltd.	32,094	413,509
Care Ratings Ltd.	21,442	300,296
Castrol India Ltd.	679,192	1,704,848
CCL Products India Ltd.	48,413	367,513
Ceat Ltd.	63,573	2,187,086
Central Depository Services India Ltd.	31,243	722,587
Century Enka Ltd.	6,013	32,318
Century Plyboards India Ltd.	40,783	347,930
Century Textiles & Industries Ltd.	21,314	362,261
Cera Sanitaryware Ltd.	5,067	462,933
CESC Ltd.	609,222	933,223
CG Power & Industrial Solutions Ltd.	114,347	611,049
Chalet Hotels Ltd.(1)	8,387	81,813
Chambal Fertilisers & Chemicals Ltd.	399,570	1,690,278
Chennai Petroleum Corp. Ltd.	144,577	1,542,814
Cholamandalam Financial Holdings Ltd.	25,188	318,492
Cholamandalam Investment & Finance Co. Ltd.	356,557	4,671,003
CIE Automotive India Ltd.	199,857	1,060,386
Cigniti Technologies Ltd.	7,069	90,528
Cipla Ltd.	244,524	4,366,854
City Union Bank Ltd.	1,125,533	1,830,035
Coal India Ltd.	1,309,596	6,877,105
Cochin Shipyard Ltd.	243,522	2,563,287
Coffee Day Enterprises Ltd.(1)	302,992	210,017
Coforge Ltd.	10,668	843,306
Colgate-Palmolive India Ltd.	80,141	2,437,179
Computer Age Management Services Ltd.	28,386	1,049,101
Confidence Petroleum India Ltd.	84,023	109,446
Container Corp. of India Ltd.	115,979	1,366,309
Coromandel International Ltd.	124,763	1,617,275
Cosmo First Ltd.	13,104	82,169
Craftsman Automation Ltd.	2,594	130,955
CreditAccess Grameen Ltd.(1)	115,106	2,038,618
CRISIL Ltd.	6,108	368,865
Crompton Greaves Consumer Electricals Ltd.	174,374	610,792
CSB Bank Ltd.(1)	51,605	217,459
Cummins India Ltd.	43,446	1,435,466
Cyient Ltd.	97,712	2,387,752
Dabur India Ltd.	244,353	1,586,778
Dalmia Bharat Ltd.	55,659	1,359,293

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Dalmia Bharat Sugar & Industries Ltd.	20,459	$95,073
Datamatics Global Services Ltd.	30,145	220,173
DB Corp. Ltd.	130,929	465,631
DCB Bank Ltd.	309,705	477,807
DCM Shriram Industries Ltd.(1)	17,434	40,741
DCM Shriram Ltd.	96,581	1,108,991
Deccan Cements Ltd.	2,682	19,598
Deepak Fertilisers & Petrochemicals Corp. Ltd.	267,560	1,630,105
Deepak Nitrite Ltd.	69,167	1,842,079
Delta Corp. Ltd.	54,099	88,290
DEN Networks Ltd.(1)	127,790	86,985
Dhampur Bio Organics Ltd.	14,248	23,318
Dhampur Sugar Mills Ltd.	63,645	183,586
Dhani Services Ltd.(1)	300,423	141,229
Dhanuka Agritech Ltd.	5,379	68,727
Digidrive Distributors Ltd.(1)	44	26
Dilip Buildcon Ltd.	71,926	378,143
Dish TV India Ltd.(1)	4,731,105	1,220,785
Dishman Carbogen Amcis Ltd.(1)	102,843	315,431
Divi's Laboratories Ltd.	51,274	2,156,739
Dixon Technologies India Ltd.	12,220	982,372
DLF Ltd.	200,255	2,175,504
D-Link India Ltd.	16,108	58,903
Dolat Algotech Ltd.	16,966	14,431
Dollar Industries Ltd.	16,194	97,441
Dr Lal PathLabs Ltd.	33,233	941,565
Dr Reddy's Laboratories Ltd., ADR	111,283	8,544,309
Dwarikesh Sugar Industries Ltd.	234,218	220,302
eClerx Services Ltd.	61,497	1,872,999
Edelweiss Financial Services Ltd.	1,071,398	981,916
Eicher Motors Ltd.	41,597	1,900,849
EID Parry India Ltd.	200,968	1,526,159
EIH Ltd.	32,352	157,303
Elecon Engineering Co. Ltd.	82,356	994,464
Electrosteel Castings Ltd.	347,955	670,366
Emami Ltd.	226,863	1,272,128
Endurance Technologies Ltd.	21,242	475,481
Engineers India Ltd.	606,098	1,530,279
Entertainment Network India Ltd.	5,881	23,313
Epigral Ltd.	16,118	228,751
EPL Ltd.	227,926	514,410
Equitas Small Finance Bank Ltd.	1,256,671	1,508,611
Eris Lifesciences Ltd.(1)	8,852	94,135
Escorts Kubota Ltd.	32,530	1,117,519
Ester Industries Ltd.	21,161	25,830
Eveready Industries India Ltd.(1)	17,861	74,810
Everest Industries Ltd.	9,022	130,911
Everest Kanto Cylinder Ltd.	14,324	26,395
Excel Industries Ltd.	2,396	24,061
Exide Industries Ltd.	504,888	1,946,511

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
FDC Ltd.(1)	32,405	$170,626
Federal Bank Ltd.	1,966,577	3,563,968
Federal-Mogul Goetze India Ltd.(1)	11,483	48,859
FIEM Industries Ltd.	8,475	119,210
FIEM Industries Ltd.(1)	8,475	119,210
Filatex India Ltd.	116,081	102,470
Fine Organic Industries Ltd.	4,794	250,247
Finolex Cables Ltd.	66,418	736,535
Finolex Industries Ltd.	759,447	1,998,483
Firstsource Solutions Ltd.	31,653	78,291
Force Motors Ltd.	8,704	708,321
Fortis Healthcare Ltd.	35,248	173,136
Gabriel India Ltd.	196,041	815,898
GAIL India Ltd.	1,368,463	3,002,944
Galaxy Surfactants Ltd.	2,807	85,869
Ganesha Ecosphere Ltd.	2,544	32,861
Garden Reach Shipbuilders & Engineers Ltd.	58,941	577,300
Gateway Distriparks Ltd.	184,416	239,657
General Insurance Corp. of India	46,922	214,769
Genus Power Infrastructures Ltd.	50,411	151,934
Geojit Financial Services Ltd.	18,976	17,083
GHCL Ltd.	210,103	1,293,209
GHCL Textiles Ltd.(1)	160,202	168,683
GIC Housing Finance Ltd.	21,257	58,381
Gland Pharma Ltd.(1)	3,488	74,273
GlaxoSmithKline Pharmaceuticals Ltd.	15,492	404,859
Glenmark Life Sciences Ltd.	55,667	582,851
Glenmark Pharmaceuticals Ltd.	257,324	2,871,936
Global Health Ltd.(1)	52,277	859,946
Globus Spirits Ltd.	10,878	102,642
GMM Pfaudler Ltd.	34,696	543,930
GMR Airports Infrastructure Ltd.(1)	698,372	706,831
Godawari Power & Ispat Ltd.	154,551	1,379,026
Godrej Agrovet Ltd.	10,036	62,168
Godrej Consumer Products Ltd.	40,811	617,880
Godrej Properties Ltd.(1)	23,130	669,077
Gokaldas Exports Ltd.	126,758	1,288,110
Goodluck India Ltd.	7,850	91,657
Goodyear India Ltd.	1,471	22,604
Granules India Ltd.	337,898	1,892,552
Graphite India Ltd.	80,910	583,770
Grasim Industries Ltd.	149,714	3,951,679
Great Eastern Shipping Co. Ltd.	238,923	2,898,832
Greaves Cotton Ltd.	5,536	10,081
Greenpanel Industries Ltd.	114,975	534,477
Greenply Industries Ltd.	47,311	150,230
Gufic Biosciences Ltd.	37,967	144,267
Gujarat Alkalies & Chemicals Ltd.	28,265	272,899
Gujarat Ambuja Exports Ltd.	73,656	348,381
Gujarat Fluorochemicals Ltd.	5,413	241,769

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Gujarat Gas Ltd.	120,156	$819,772
Gujarat Industries Power Co. Ltd.	95,619	210,909
Gujarat Mineral Development Corp. Ltd.	219,577	1,032,660
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	251,572	1,941,853
Gujarat Pipavav Port Ltd.	1,172,415	2,950,599
Gujarat State Fertilizers & Chemicals Ltd.	635,574	1,665,270
Gujarat State Petronet Ltd.	252,980	1,124,920
Gulf Oil Lubricants India Ltd.	9,871	119,260
Happiest Minds Technologies Ltd.	7,577	77,332
Hathway Cable & Datacom Ltd.(1)	1,042,503	286,130
Havells India Ltd.	101,141	1,866,094
HBL Power Systems Ltd.	108,784	681,372
HCL Technologies Ltd.	798,504	16,002,152
HDFC Asset Management Co. Ltd.	62,891	2,846,268
HDFC Bank Ltd.	1,171,963	19,793,228
HDFC Life Insurance Co. Ltd.	178,657	1,254,142
HEG Ltd.	21,492	419,014
HeidelbergCement India Ltd.	57,503	142,726
Heritage Foods Ltd.	4,758	19,059
Hero MotoCorp Ltd.	116,081	6,186,366
HFCL Ltd.	583,887	754,271
HG Infra Engineering Ltd.	36,471	386,805
Hikal Ltd.	65,233	220,529
HIL Ltd.	1,459	49,572
Himadri Speciality Chemical Ltd., ADR	323,545	1,436,496
Himatsingka Seide Ltd.(1)	52,583	91,990
Hindalco Industries Ltd.	1,670,507	10,133,170
Hinduja Global Solutions Ltd.	6,189	68,246
Hindustan Aeronautics Ltd.	41,462	1,542,169
Hindustan Construction Co. Ltd.(1)	303,293	152,168
Hindustan Copper Ltd.	578,594	1,880,388
Hindustan Oil Exploration Co. Ltd.(1)	132,768	305,036
Hindustan Petroleum Corp. Ltd.	997,205	6,130,470
Hindustan Unilever Ltd.	238,328	6,934,094
Hindware Home Innovation Ltd.	53,383	261,029
HI-Tech Pipes Ltd.	101,841	183,443
Home First Finance Co. India Ltd.	28,912	301,984
I G Petrochemicals Ltd.	7,893	43,944
ICICI Bank Ltd., ADR	751,461	19,244,916
ICICI Lombard General Insurance Co. Ltd.	118,006	2,437,896
ICICI Prudential Life Insurance Co. Ltd.	108,937	700,133
ICICI Securities Ltd.	105,380	1,040,567
IDFC First Bank Ltd.(1)	2,322,395	2,269,029
IDFC Ltd.(1)	1,388,536	1,947,743
IFB Industries Ltd.(1)	1,596	26,440
IFCI Ltd.(1)	638,326	352,472
IIFL Finance Ltd.	378,035	2,686,075
IIFL Securities Ltd.(1)	374,802	669,115
India Cements Ltd.(1)	146,211	402,881
India Glycols Ltd.	12,949	133,686

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Indiabulls Housing Finance Ltd.	1,188,086	$2,708,185
Indiabulls Real Estate Ltd.(1)	963,098	1,385,069
IndiaMart InterMesh Ltd.	31,100	996,712
Indian Bank	276,481	1,747,166
Indian Energy Exchange Ltd.	542,538	927,504
Indian Hotels Co. Ltd.	262,421	1,857,420
Indian Metals & Ferro Alloys Ltd.	22,223	162,593
Indian Oil Corp. Ltd.	1,625,369	3,241,287
Indian Overseas Bank(1)	35,971	28,017
Indian Railway Catering & Tourism Corp. Ltd.	84,463	944,425
Indo Count Industries Ltd.	209,651	858,863
Indoco Remedies Ltd.	15,023	63,253
Indraprastha Gas Ltd.	172,173	883,644
Indraprastha Medical Corp. Ltd.	21,721	47,256
Indus Towers Ltd.(1)	547,259	1,669,045
Infibeam Avenues Ltd.	596,825	263,616
Info Edge India Ltd.	30,202	1,915,923
Infosys Ltd., ADR	1,811,100	36,149,556
Inox Green Energy Services Ltd.(1)	75,290	121,695
Inox Wind Ltd.(1)	90,963	661,574
Insecticides India Ltd.	3,039	19,660
Intellect Design Arena Ltd.	51,451	685,176
InterGlobe Aviation Ltd.(1)	32,571	1,236,785
IOL Chemicals & Pharmaceuticals Ltd.	40,275	197,041
ION Exchange India Ltd.	60,454	352,311
Ipca Laboratories Ltd.	63,356	910,046
IRB Infrastructure Developers Ltd.	885,410	670,396
IRCON International Ltd.	692,458	1,908,427
ISGEC Heavy Engineering Ltd.	11,540	118,215
ISMT Ltd.(1)	36,453	39,218
ITD Cementation India Ltd.	398,407	1,586,400
J Kumar Infraprojects Ltd.	59,872	464,583
Jagran Prakashan Ltd.(1)	44,477	63,206
Jai Balaji Industries Ltd.(1)	147,483	2,271,814
Jai Corp. Ltd.	112,864	428,483
Jain Irrigation Systems Ltd.(1)	478,966	316,939
Jaiprakash Associates Ltd.(1)	521,016	125,183
Jaiprakash Power Ventures Ltd.(1)	4,156,083	910,540
Jammu & Kashmir Bank Ltd.	847,369	1,460,173
Jamna Auto Industries Ltd.	370,061	533,500
Jay Bharat Maruti Ltd.	18,175	28,025
JB Chemicals & Pharmaceuticals Ltd.	12,668	238,806
JBM Auto Ltd.	13,780	359,692
Jindal Drilling & Industries Ltd.	6,849	53,397
Jindal Poly Films Ltd.	9,031	61,805
Jindal Saw Ltd.	186,050	1,072,809
Jindal Stainless Ltd.	411,521	3,172,779
Jindal Steel & Power Ltd.	440,656	4,111,080
JK Cement Ltd.	26,009	1,414,902
JK Lakshmi Cement Ltd.	237,546	2,631,308

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
JK Paper Ltd.	425,995	$1,917,827
JK Tyre & Industries Ltd.	246,089	1,540,253
JM Financial Ltd.	719,112	833,769
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	497	6,621
JSW Energy Ltd.	101,564	620,788
JSW Steel Ltd.	510,243	4,919,324
JTEKT India Ltd.	69,453	127,334
Jubilant Foodworks Ltd.	325,931	1,823,105
Jubilant Ingrevia Ltd.	112,493	653,152
Jubilant Pharmova Ltd.	53,894	368,692
Just Dial Ltd.(1)	26,088	290,974
Kajaria Ceramics Ltd.	120,113	1,847,949
Kalpataru Projects International Ltd.	184,700	2,146,916
Kalyani Steels Ltd.	9,285	100,061
Kamdhenu Ltd.	8,578	63,327
Karnataka Bank Ltd.	366,628	1,003,166
Karur Vysya Bank Ltd.	1,227,681	2,713,828
Kaveri Seed Co. Ltd.	21,706	173,754
KCP Ltd.	47,092	108,952
KEC International Ltd.	214,336	1,875,239
KEI Industries Ltd.(1)	53,954	2,085,149
Kellton Tech Solutions Ltd.(1)	21,339	28,978
Kennametal India Ltd.	3,609	100,754
Kfin Technologies Ltd.(1)	38,992	322,805
Kiri Industries Ltd.(1)	10,180	47,321
Kirloskar Brothers Ltd.	88,451	980,444
Kirloskar Ferrous Industries Ltd.	59,304	379,464
Kirloskar Oil Engines Ltd.	67,680	746,054
Kitex Garments Ltd.	19,681	56,752
KNR Constructions Ltd.	85,833	276,789
Kolte-Patil Developers Ltd.	28,083	158,073
Kopran Ltd.	44,402	131,784
Kotak Mahindra Bank Ltd.	491,484	9,999,232
KPI Green Energy Ltd.	52,086	1,083,388
KPIT Technologies Ltd.	130,385	2,464,140
KPR Mill Ltd.	56,220	520,880
KRBL Ltd.	85,035	330,032
L&T Finance Holdings Ltd.	1,228,056	2,470,969
L&T Technology Services Ltd.	5,165	330,392
LA Opala RG Ltd.	18,529	75,506
Landmark Cars Ltd.	13,672	118,518
Larsen & Toubro Ltd.	579,346	24,289,831
Latent View Analytics Ltd.(1)	34,075	209,431
Laurus Labs Ltd.	421,754	2,065,229
LG Balakrishnan & Bros Ltd.	46,436	638,348
LIC Housing Finance Ltd.	415,155	3,240,555
Lincoln Pharmaceuticals Ltd.	14,067	116,188
Linde India Ltd.	5,307	344,880
LT Foods Ltd.	310,337	673,398
LTIMindtree Ltd.	34,144	2,183,065

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Lumax Auto Technologies Ltd.	38,080	$220,359
Lupin Ltd.	258,237	5,051,335
LUX Industries Ltd.	805	11,365
Mahanagar Gas Ltd.	55,808	997,461
Maharashtra Scooters Ltd.	997	90,172
Maharashtra Seamless Ltd.	85,291	945,490
Mahindra & Mahindra Financial Services Ltd.	705,815	2,407,204
Mahindra & Mahindra Ltd.	661,127	15,394,161
Mahindra Holidays & Resorts India Ltd.(1)	77,649	390,436
Mahindra Lifespace Developers Ltd.	5,296	36,894
Mahindra Logistics Ltd.	36,640	187,854
Maithan Alloys Ltd.	5,265	67,480
Man Industries India Ltd.	43,271	204,175
Man Infraconstruction Ltd.	221,461	573,071
Manali Petrochemicals Ltd.	80,005	66,918
Manappuram Finance Ltd.	1,409,440	2,997,399
Mangalam Cement Ltd.	15,459	135,974
Marico Ltd.	296,480	1,867,971
Marksans Pharma Ltd.	183,558	337,122
Maruti Suzuki India Ltd.	46,022	6,263,340
MAS Financial Services Ltd.	10,285	41,652
MAS Financial Services Ltd.(1)	20,570	83,303
Mastek Ltd.	4,905	173,357
Max Financial Services Ltd.(1)	212,924	2,484,666
Max Healthcare Institute Ltd.	190,553	1,823,720
Mayur Uniquoters Ltd.	3,977	24,163
Mazagon Dock Shipbuilders Ltd.	14,877	374,019
Meghmani Organics Ltd.	154,090	180,346
Metropolis Healthcare Ltd.	12,846	248,029
Minda Corp. Ltd.	129,123	653,481
Mirza International Ltd.(1)	31,525	18,078
Mishra Dhatu Nigam Ltd.	22,478	109,931
MOIL Ltd.	96,438	308,013
Mold-Tek Packaging Ltd.	4,341	44,284
Monarch Networth Capital Ltd.	11,483	84,655
Motherson Sumi Wiring India Ltd.	274,681	231,999
Motilal Oswal Financial Services Ltd.	74,715	1,451,622
Mphasis Ltd.	65,911	2,079,290
MRF Ltd.	3,354	5,912,888
Mrs Bectors Food Specialities Ltd.	25,415	325,527
MSTC Ltd.	10,973	120,188
Multi Commodity Exchange of India Ltd.	38,876	1,761,041
Muthoot Finance Ltd.	144,644	2,268,807
Narayana Hrudayalaya Ltd.	113,625	1,838,500
Natco Pharma Ltd.	136,747	1,640,088
National Aluminium Co. Ltd.	1,817,046	3,407,645
National Fertilizers Ltd.	53,307	63,151
Nava Ltd.	108,931	656,356
Navneet Education Ltd.	18,910	34,536
NBCC India Ltd.	494,783	803,319

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
NCC Ltd.	1,218,752	$3,632,007
NCL Industries Ltd.	7,144	19,398
NELCO Ltd.	10,660	96,946
Neogen Chemicals Ltd.	3,235	51,641
NESCO Ltd.	6,909	70,381
Nestle India Ltd.	104,080	3,259,529
Neuland Laboratories Ltd.	10,975	944,235
New Delhi Television Ltd.(1)	26,266	80,720
Newgen Software Technologies Ltd.	9,676	99,031
NIIT Learning Systems Ltd.	51,614	323,416
NIIT Ltd.	47,453	70,878
Nilkamal Ltd.	800	18,804
Nippon Life India Asset Management Ltd.	249,153	1,550,403
NLC India Ltd.	136,872	367,112
NOCIL Ltd.	194,561	614,752
NRB Bearings Ltd.	11,401	42,629
NTPC Ltd.	4,325,901	17,480,344
Nuvama Wealth Management Ltd.(1)	6,608	327,620
Oberoi Realty Ltd.	68,771	1,112,073
Oil & Natural Gas Corp. Ltd.	2,490,128	7,922,055
Oil India Ltd.	482,058	3,169,709
Olectra Greentech Ltd.	7,637	180,885
OnMobile Global Ltd.(1)	15,331	14,993
Oracle Financial Services Software Ltd.	33,645	3,109,996
Orient Cement Ltd.	131,141	359,059
Orient Electric Ltd.	37,916	95,276
Orient Green Power Co. Ltd.(1)	1,078,431	295,287
Orient Paper & Industries Ltd.	159,394	94,304
Oriental Hotels Ltd.	53,853	84,861
Orissa Minerals Development Co. Ltd.(1)	4,795	392,002
Page Industries Ltd.	2,129	880,921
Paisalo Digital Ltd.	143,384	317,641
Panama Petrochem Ltd.	21,371	88,527
Parag Milk Foods Ltd.(1)	18,882	55,331
Patel Engineering Ltd.(1)	666,166	541,737
PB Fintech Ltd.(1)	67,076	943,513
PC Jeweller Ltd.(1)	181,762	126,937
PCBL Ltd.	532,312	1,836,734
PDS Ltd.	29,057	179,349
Pennar Industries Ltd.(1)	206,083	332,754
Persistent Systems Ltd.	39,631	4,124,124
Petronet LNG Ltd.	1,088,342	3,583,385
Phoenix Mills Ltd.	13,110	435,006
PI Industries Ltd.	15,819	700,695
Pidilite Industries Ltd.	13,424	443,228
Piramal Enterprises Ltd.	110,563	1,219,964
Piramal Pharma Ltd.(1)	123,109	195,823
Pitti Engineering Ltd.	15,456	143,351
PIX Transmissions Ltd.	7,912	131,124
PNB Gilts Ltd.(1)	22,203	29,536

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
PNB Housing Finance Ltd.(1)	179,937	$1,505,574
PNC Infratech Ltd.	462,633	2,388,035
Pokarna Ltd.	6,924	41,331
Poly Medicure Ltd.	2,282	42,961
Polycab India Ltd.	9,862	564,562
Polyplex Corp. Ltd.	16,298	169,354
Poonawalla Fincorp Ltd.	104,034	585,503
Power Finance Corp. Ltd.	699,218	3,382,610
Power Grid Corp. of India Ltd.	3,626,341	12,389,306
Power Mech Projects Ltd.	9,138	562,578
Praj Industries Ltd.	309,262	1,858,161
Prakash Industries Ltd.(1)	249,688	519,140
Precision Camshafts Ltd.	69,597	186,986
Prestige Estates Projects Ltd.	78,766	1,108,557
Pricol Ltd.(1)	208,583	1,015,305
Prince Pipes & Fittings Ltd.(1)	16,438	113,461
Prism Johnson Ltd.(1)	97,243	204,246
Privi Speciality Chemicals Ltd.(1)	2,600	36,889
Procter & Gamble Health Ltd.	376	23,052
Prudent Corporate Advisory Services Ltd.	2,870	47,286
PSP Projects Ltd.	15,240	127,278
PTC India Ltd.	627,768	1,531,321
Puravankara Ltd.	47,674	137,223
PVR Inox Ltd.(1)	8,570	141,718
Quess Corp. Ltd.	92,847	575,328
Radico Khaitan Ltd.	29,161	551,475
Rain Industries Ltd.	3,155	6,996
Rajesh Exports Ltd.(1)	47,655	177,145
Rallis India Ltd.	56,884	169,916
Ramco Cements Ltd.	140,283	1,412,081
Ramco Industries Ltd.	7,096	18,774
Ramkrishna Forgings Ltd.	179,477	1,692,680
Ramky Infrastructure Ltd.(1)	16,358	117,279
Rashtriya Chemicals & Fertilizers Ltd.	431,081	733,927
Raymond Ltd.	80,534	1,780,537
RBL Bank Ltd.	961,969	3,017,309
REC Ltd.	2,395,866	12,757,802
Redington Ltd.	782,819	1,949,574
Redtape Ltd.(1)	31,525	228,511
Relaxo Footwears Ltd.	5,952	60,039
Reliance Industrial Infrastructure Ltd.	1,798	30,767
Reliance Industries Ltd., GDR	685,919	48,849,154
Reliance Infrastructure Ltd.(1)	394,939	1,049,708
Reliance Power Ltd.(1)	4,813,434	1,406,099
Repco Home Finance Ltd.	73,872	388,964
Restaurant Brands Asia Ltd.(1)	268,889	346,692
Rhi Magnesita India Ltd.	18,440	126,871
Rico Auto Industries Ltd.	188,999	234,953
RITES Ltd.	92,891	874,059
Route Mobile Ltd.	21,963	422,386

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
RPG Life Sciences Ltd.	6,983	$128,013
RSWM Ltd.	8,000	18,821
Rupa & Co. Ltd.	22,197	73,188
Safari Industries India Ltd.	10,122	248,910
Sagar Cements Ltd.	9,772	28,010
Samvardhana Motherson International Ltd.	1,902,222	2,732,880
Sandhar Technologies Ltd.	26,413	167,569
Sanghi Industries Ltd.(1)	10,104	13,211
Sanghvi Movers Ltd.	53,318	730,874
Sanofi India Ltd.	11,421	1,183,631
Sansera Engineering Ltd.	38,887	480,597
Sarda Energy & Minerals Ltd.	139,909	361,151
Saregama India Ltd.	220	1,067
Satia Industries Ltd.	20,542	30,801
Satin Creditcare Network Ltd.(1)	142,309	403,269
SBI Cards & Payment Services Ltd.	179,076	1,553,561
SBI Life Insurance Co. Ltd.	85,536	1,598,240
Schaeffler India Ltd.	12,595	439,915
Schneider Electric Infrastructure Ltd.(1)	16,540	127,050
SEAMEC Ltd.	1,917	25,508
Sequent Scientific Ltd.(1)	4,729	7,303
Seshasayee Paper & Boards Ltd.	3,954	15,687
SH Kelkar & Co. Ltd.	52,208	124,064
Shankara Building Products Ltd.	4,974	43,445
Shanthi Gears Ltd.	4,400	27,664
Sharda Cropchem Ltd.	16,930	73,171
Share India Securities Ltd.	14,464	326,773
Shilpa Medicare Ltd.(1)	26,727	134,327
Shipping Corp. of India Ltd.	345,102	983,108
Shipping Corp. of India Ltd.(1)	153,814	50,179
Shoppers Stop Ltd.(1)	25,790	230,820
Shree Cement Ltd.	2,871	881,092
Shree Digvijay Cement Co. Ltd.	24,457	30,569
Shree Renuka Sugars Ltd.(1)	142,059	79,729
Shriram Finance Ltd.	360,246	10,582,307
Siemens Ltd.	19,210	1,083,082
Siyaram Silk Mills Ltd.	8,736	52,794
SKF India Ltd.	3,745	213,089
Sobha Ltd.	90,823	1,710,008
Solar Industries India Ltd.	3,514	284,317
SOM Distilleries & Breweries Ltd.(1)	32,729	108,559
Somany Ceramics Ltd.	5,124	40,483
Sonata Software Ltd.	229,066	2,236,714
South Indian Bank Ltd.	2,158,939	839,594
Southern Petrochemical Industries Corp. Ltd.	114,672	122,544
Spandana Sphoorty Financial Ltd.(1)	28,524	314,316
SRF Ltd.	53,228	1,534,458
Star Cement Ltd.(1)	34,908	87,075
State Bank of India, GDR	107,938	9,818,540
Steel Strips Wheels Ltd.	147,356	448,682

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Sterling & Wilson Renewable(1)	17,454	$127,009
Sterlite Technologies Ltd.	54,881	90,710
Strides Pharma Science Ltd.	192,808	1,826,888
Sudarshan Chemical Industries Ltd.	27,945	198,104
Sumitomo Chemical India Ltd.	29,259	132,082
Sun Pharma Advanced Research Co. Ltd.(1)	5,387	23,687
Sun Pharmaceutical Industries Ltd.	648,470	12,328,081
Sun TV Network Ltd.	181,021	1,343,715
Sundaram Finance Ltd.	5,399	271,100
Sundram Fasteners Ltd.	35,872	462,731
Sunflag Iron & Steel Co. Ltd.(1)	82,641	198,945
Sunteck Realty Ltd.	25,538	142,163
Suprajit Engineering Ltd.	30,007	153,945
Supreme Industries Ltd.	37,917	1,896,308
Supreme Petrochem Ltd.	56,004	492,972
Surya Roshni Ltd.	91,511	661,719
Suven Pharmaceuticals Ltd.(1)	78,517	595,685
Suzlon Energy Ltd.(1)	2,329,175	1,268,972
Swaraj Engines Ltd.	1,157	32,795
Syngene International Ltd.	78,915	671,268
Tamil Nadu Newsprint & Papers Ltd.	88,833	286,160
Tamilnad Mercantile Bank Ltd.	34,026	198,447
Tamilnadu Petroproducts Ltd.	58,751	65,636
Tanla Platforms Ltd.	105,191	1,239,500
TARC Ltd.(1)	108,216	208,218
Tata Chemicals Ltd.	138,947	1,569,792
Tata Communications Ltd.	89,667	2,076,561
Tata Consultancy Services Ltd.	384,429	18,964,305
Tata Consumer Products Ltd.	138,785	1,990,301
Tata Elxsi Ltd.	11,633	1,095,421
Tata Investment Corp. Ltd.	19,958	1,741,889
Tata Motors Ltd.	1,638,884	18,763,782
Tata Motors Ltd., Class A	46,057	350,703
Tata Power Co. Ltd.	625,483	2,805,204
Tata Steel Ltd.	8,848,264	14,999,360
Tata Teleservices Maharashtra Ltd.(1)	194,570	205,088
TCI Express Ltd.	4,850	65,428
TeamLease Services Ltd.(1)	2,705	98,134
Tech Mahindra Ltd.	618,386	9,502,877
Technocraft Industries India Ltd.(1)	3,091	72,155
Tejas Networks Ltd.(1)	8,477	76,302
Texmaco Rail & Engineering Ltd.	186,024	423,681
Thermax Ltd.	21,660	948,207
Thirumalai Chemicals Ltd.	70,649	207,177
Thomas Cook India Ltd.	55,257	109,154
Thyrocare Technologies Ltd.	7,067	58,862
Tide Water Oil Co. India Ltd.	4,634	89,318
Time Technoplast Ltd.	145,329	380,272
Timken India Ltd.	3,048	99,889
Tips Industries Ltd.	12,822	80,185

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Titagarh Rail System Ltd.	162,489	$1,836,386
Titan Co. Ltd.	18,943	827,837
Torrent Pharmaceuticals Ltd.	60,317	1,943,325
Torrent Power Ltd.	128,727	1,671,020
TransIndia Real Estate Ltd.(1)	89,445	60,008
Transport Corp. of India Ltd.	19,164	191,650
Trent Ltd.	45,639	2,133,003
Trident Ltd.	3,038,965	1,548,675
Triveni Engineering & Industries Ltd.	87,753	349,083
Triveni Turbine Ltd.	90,527	543,109
TTK Prestige Ltd.	16,590	149,534
Tube Investments of India Ltd.	48,644	2,041,973
TV Today Network Ltd.	12,283	35,451
TV18 Broadcast Ltd.(1)	421,967	303,052
TVS Motor Co. Ltd.(1)	35,327	910,344
TVS Srichakra Ltd.	2,893	149,686
Uflex Ltd.	57,943	299,877
Ugar Sugar Works Ltd.	65,144	63,205
Ujjivan Financial Services Ltd.	74,908	495,156
Ujjivan Small Finance Bank Ltd.	1,541,814	987,913
UltraTech Cement Ltd.	44,556	5,315,811
Uniparts India Ltd.	26,396	185,689
United Spirits Ltd.	170,883	2,402,047
UNO Minda Ltd.	25,358	204,295
UPL Ltd.	197,260	1,117,161
Usha Martin Ltd.	59,005	234,065
UTI Asset Management Co. Ltd.	58,098	626,569
Uttam Sugar Mills Ltd.	10,632	43,950
VA Tech Wabag Ltd.(1)	49,692	438,272
Vaibhav Global Ltd.	7,950	40,417
Vakrangee Ltd.	415,142	125,368
Valiant Organics Ltd.(1)	6,994	36,068
Vardhman Textiles Ltd.	219,692	1,131,410
Varroc Engineering Ltd.(1)	38,878	228,041
Varun Beverages Ltd.	252,546	4,291,866
Vascon Engineers Ltd.	98,939	89,032
Vedanta Ltd.	637,560	2,054,393
Venky's India Ltd.	3,565	75,884
Vesuvius India Ltd.	1,008	39,417
V-Guard Industries Ltd.	1,107	4,333
Vidhi Specialty Food Ingredients Ltd.	7,127	36,964
Vimta Labs Ltd.	2,971	18,152
Vinati Organics Ltd.	4,973	99,925
VIP Industries Ltd.	48,674	324,228
Visaka Industries Ltd.	23,235	37,498
Vishnu Chemicals Ltd.	17,730	63,892
VL E-Governance & IT Solutions Ltd.(1)	41,514	35,476
Vodafone Idea Ltd.(1)	2,791,364	459,668
Voltamp Transformers Ltd.	454	48,115
Voltas Ltd.	54,865	733,244

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
VRL Logistics Ltd.	37,088	$261,309
VST Tillers Tractors Ltd.	1,038	40,987
Welspun Corp. Ltd.	482,295	2,969,597
Welspun Enterprises Ltd.	159,871	607,837
Welspun Living Ltd.	611,986	1,140,142
West Coast Paper Mills Ltd.	85,819	642,075
Westlife Foodworld Ltd.	30,968	279,496
Wipro Ltd., ADR(2)	620,319	3,839,775
Wockhardt Ltd.(1)	121,005	881,980
Wonderla Holidays Ltd.	21,750	247,047
Yes Bank Ltd.(1)	10,998,673	3,234,162
Zee Entertainment Enterprises Ltd.(1)	680,721	1,317,634
Zee Media Corp. Ltd.(1)	1,067,957	178,491
Zen Technologies Ltd.	3,428	35,590
Zensar Technologies Ltd.	112,299	743,703
		995,028,591
Indonesia — 2.2%
ABM Investama Tbk. PT	768,100	173,430
Ace Hardware Indonesia Tbk. PT	11,259,400	598,356
Adaro Energy Indonesia Tbk. PT	19,317,700	2,977,254
Adaro Minerals Indonesia Tbk. PT(1)	1,601,800	158,168
Adhi Karya Persero Tbk. PT(1)	3,613,756	68,066
Adi Sarana Armada Tbk. PT(1)	488,400	22,797
AKR Corporindo Tbk. PT	10,824,800	1,171,374
Alam Sutera Realty Tbk. PT(1)	486,000	4,793
Amman Mineral Internasional PT(1)	3,021,500	1,633,145
Aneka Tambang Tbk. PT	15,951,000	1,481,457
Astra Agro Lestari Tbk. PT	220,200	93,933
Astra International Tbk. PT	13,746,800	4,576,285
Astra Otoparts Tbk. PT	892,000	133,524
Astrindo Nusantara Infrastructure Tbk. PT(1)	9,209,100	48,156
Bank BTPN Syariah Tbk. PT	2,893,700	253,275
Bank Bukopin Tbk. PT(1)	3,742,897	18,350
Bank Central Asia Tbk. PT	18,781,300	11,818,432
Bank Mandiri Persero Tbk. PT	29,738,500	13,283,400
Bank Negara Indonesia Persero Tbk. PT	11,584,400	4,427,374
Bank Neo Commerce Tbk. PT(1)	6,720,000	106,143
Bank Pan Indonesia Tbk. PT(1)	1,152,900	82,242
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,221,674	93,677
Bank Pembangunan Daerah Jawa Timur Tbk. PT	862,000	33,158
Bank Rakyat Indonesia Persero Tbk. PT	29,450,518	11,476,386
Bank Syariah Indonesia Tbk. PT	174,291	27,431
Bank Tabungan Negara Persero Tbk. PT	21,185,283	1,929,383
Barito Pacific Tbk. PT	7,344,025	456,492
BFI Finance Indonesia Tbk. PT	6,157,800	540,270
Blue Bird Tbk. PT	370,500	41,242
Buana Lintas Lautan Tbk. PT(1)	4,340,500	28,694
Bukalapak.com Tbk. PT(1)	26,953,000	269,879
Bukit Asam Tbk. PT	10,805,300	1,759,295
Bumi Resources Minerals Tbk. PT(1)	29,113,200	266,727

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Bumi Resources Tbk. PT(1)	452,000	$2,506
Bumi Serpong Damai Tbk. PT(1)	3,021,900	194,925
Charoen Pokphand Indonesia Tbk. PT	5,662,400	1,745,830
Ciputra Development Tbk. PT	29,895,300	2,410,826
Clipan Finance Indonesia Tbk. PT	1,709,200	53,800
Delta Dunia Makmur Tbk. PT	7,656,700	160,883
Dharma Polimetal Tbk. PT	843,000	64,382
Dharma Satya Nusantara Tbk. PT	4,581,100	150,204
Elang Mahkota Teknologi Tbk. PT	1,955,300	58,506
Elnusa Tbk. PT	3,353,000	86,590
Energi Mega Persada Tbk. PT(1)	15,806,300	203,135
Erajaya Swasembada Tbk. PT	3,796,400	114,694
Gajah Tunggal Tbk. PT(1)	1,939,900	144,935
Global Mediacom Tbk. PT(1)	8,524,100	129,210
Hanson International Tbk. PT(1)	1,531,500	1
Harum Energy Tbk. PT(1)	2,238,000	178,309
Hexindo Adiperkasa Tbk. PT	15,800	5,934
Indah Kiat Pulp & Paper Tbk. PT	3,843,900	2,136,348
Indika Energy Tbk. PT	3,130,200	270,995
Indo Tambangraya Megah Tbk. PT	1,131,400	1,885,674
Indocement Tunggal Prakarsa Tbk. PT	887,500	512,464
Indofood CBP Sukses Makmur Tbk. PT	537,500	396,290
Indofood Sukses Makmur Tbk. PT	985,400	415,601
Indomobil Sukses Internasional Tbk. PT	740,800	71,217
Indosat Tbk. PT	514,600	374,410
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,767,130	108,330
Integra Indocabinet Tbk. PT(1)	481,500	10,647
Japfa Comfeed Indonesia Tbk. PT	3,234,400	236,652
Jasa Marga Persero Tbk. PT	2,488,200	859,437
Kalbe Farma Tbk. PT	17,684,200	1,674,149
Kino Indonesia Tbk. PT(1)	52,400	4,658
Lippo Karawaci Tbk. PT(1)	5,989,600	28,562
Matahari Department Store Tbk. PT	1,171,600	134,271
Matahari Putra Prima Tbk. PT(1)	1,186,000	3,923
Medco Energi Internasional Tbk. PT	24,797,920	2,062,014
Media Nusantara Citra Tbk. PT	6,628,900	137,649
Medikaloka Hermina Tbk. PT	4,615,600	371,330
Merdeka Copper Gold Tbk. PT(1)	2,336,058	335,989
Mitra Adiperkasa Tbk. PT	26,487,300	3,235,815
Mitra Keluarga Karyasehat Tbk. PT	3,810,000	624,784
Mitra Pinasthika Mustika Tbk. PT	2,191,600	147,787
MNC Digital Entertainment Tbk. PT(1)	434,500	80,138
MNC Kapital Indonesia Tbk. PT(1)	6,385,800	20,273
MNC Vision Networks Tbk. PT(1)	5,403,500	17,175
Pabrik Kertas Tjiwi Kimia Tbk. PT	3,915,500	1,707,250
Pacific Strategic Financial Tbk. PT(1)	828,800	58,577
Pakuwon Jati Tbk. PT	3,204,800	82,706
Panin Financial Tbk. PT(1)	8,246,600	136,542
Perusahaan Gas Negara Tbk. PT	24,687,000	1,712,658
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,913,200	102,964

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
PP Persero Tbk. PT(1)	1,481,700	$46,725
Puradelta Lestari Tbk. PT	976,100	9,883
Ramayana Lestari Sentosa Tbk. PT	547,700	17,434
Rmk Energy Tbk. PT	389,800	12,784
Salim Ivomas Pratama Tbk. PT	183,800	4,210
Samator Indo Gas Tbk. PT	536,000	51,677
Samudera Indonesia Tbk. PT	3,623,000	73,833
Sarana Menara Nusantara Tbk. PT	32,958,300	1,932,655
Sawit Sumbermas Sarana Tbk. PT	2,748,500	198,786
Semen Indonesia Persero Tbk. PT	4,878,518	1,895,079
Sentul City Tbk. PT(1)	1,197,800	4,034
Siloam International Hospitals Tbk. PT	9,600	1,403
Smartfren Telecom Tbk. PT(1)	39,123,800	131,862
Sri Rejeki Isman Tbk. PT(1)	918,200	1
Sumber Alfaria Trijaya Tbk. PT	14,077,000	2,463,432
Summarecon Agung Tbk. PT	6,092,478	213,009
Surya Citra Media Tbk. PT	3,277,000	31,102
Surya Esa Perkasa Tbk. PT	8,324,100	272,508
Surya Semesta Internusa Tbk. PT(1)	2,995,900	107,892
Telkom Indonesia Persero Tbk. PT, ADR	337,513	8,633,583
Temas Tbk. PT	4,752,000	48,581
Tempo Scan Pacific Tbk. PT	259,300	32,341
Timah Tbk. PT	1,423,400	51,683
Tower Bersama Infrastructure Tbk. PT	4,596,400	543,600
Transcoal Pacific Tbk. PT	87,900	44,069
Tunas Baru Lampung Tbk. PT	339,100	14,467
Unilever Indonesia Tbk. PT	6,171,100	1,073,158
United Tractors Tbk. PT	2,021,000	3,026,841
Vale Indonesia Tbk. PT	948,900	244,803
Waskita Beton Precast Tbk. PT(1)	238,300	758
Waskita Karya Persero Tbk. PT(1)	3,601,745	11,574
Wijaya Karya Persero Tbk. PT(1)	2,888,700	44,116
Wintermar Offshore Marine Tbk. PT(1)	860,000	20,572
XL Axiata Tbk. PT	3,854,128	584,275
		107,557,267
Malaysia — 1.6%
7-Eleven Malaysia Holdings Bhd., Class B	21,600	9,111
Aeon Co. M Bhd.	267,700	63,833
AEON Credit Service M Bhd.	9,600	12,839
Agmo Holdings Bhd.(1)	12,604	1,291
Alliance Bank Malaysia Bhd.	1,324,600	994,118
AMMB Holdings Bhd.	2,045,600	1,872,513
Ancom Nylex Bhd.	669,731	151,190
Ann Joo Resources Bhd.(1)	103,300	23,318
Astro Malaysia Holdings Bhd.(2)	96,000	7,193
ATA IMS Bhd.(1)	11,300	632
Axiata Group Bhd.	1,815,200	1,064,051
Bank Islam Malaysia Bhd.	505,100	262,088
Berjaya Corp. Bhd.(1)	4,189,438	256,260
Berjaya Food Bhd.	468,236	51,805

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Berjaya Land Bhd.(1)	2,900	$211
Bermaz Auto Bhd.	1,827,700	939,534
Bumi Armada Bhd.(1)(2)	5,965,500	691,385
Bursa Malaysia Bhd.	362,800	571,739
Cahya Mata Sarawak Bhd.(2)	1,158,200	234,561
Capital A Bhd.(1)	140,600	20,461
Carlsberg Brewery Malaysia Bhd.	56,500	226,802
CELCOMDIGI Bhd.(2)	1,514,300	1,390,514
Chin Hin Group Bhd.(1)(2)	82,400	67,420
CIMB Group Holdings Bhd.	3,867,398	5,266,539
CSC Steel Holdings Bhd.	75,000	20,733
CTOS Digital Bhd.	379,700	120,898
Cypark Resources Bhd.(1)	956,100	165,521
D&O Green Technologies Bhd.(1)(2)	80,000	56,031
Dagang NeXchange Bhd.(1)	2,040,200	153,231
Dayang Enterprise Holdings Bhd.	384,020	188,884
Dialog Group Bhd.	482,800	213,645
DRB-Hicom Bhd.	588,500	172,653
Dufu Technology Corp. Bhd.	13,600	5,082
Duopharma Biotech Bhd.	10,630	2,733
Eco World Development Group Bhd.(2)	684,100	187,759
Eco World International Bhd.	194,300	13,315
Ekovest Bhd.(1)(2)	4,407,100	423,760
Evergreen Fibreboard Bhd.(1)	239,000	14,891
Farm Fresh Bhd.	307,200	90,013
Formosa Prosonic Industries Bhd.	28,500	17,681
Fraser & Neave Holdings Bhd.	33,200	206,432
Frontken Corp. Bhd.	717,350	556,336
Gamuda Bhd.(2)	1,694,457	1,889,933
Genting Bhd.	1,943,600	1,955,140
Genting Malaysia Bhd.	2,780,000	1,683,700
Genting Plantations Bhd.	105,000	135,126
Globetronics Technology Bhd.	102,800	32,119
Greatech Technology Bhd.(1)	94,500	95,187
HAP Seng Consolidated Bhd.(2)	65,700	61,236
Hap Seng Plantations Holdings Bhd.	58,900	23,085
Hartalega Holdings Bhd.(1)(2)	2,857,800	1,512,390
Heineken Malaysia Bhd.(2)	87,000	415,819
Hengyuan Refining Co. Bhd.(1)(2)	211,100	127,167
Hextar Global Bhd.(2)	940,660	163,807
Hextar Healthcare Bhd.(1)	196,500	8,720
Hiap Teck Venture Bhd.	1,044,000	85,069
Hibiscus Petroleum Bhd.	1,511,360	805,280
Hong Leong Bank Bhd.	162,300	674,875
Hong Leong Capital Bhd.	24,300	22,063
Hong Leong Financial Group Bhd.(2)	88,200	315,902
Hong Seng Consolidated Bhd.(1)	90,400	285
Hup Seng Industries Bhd.	9,000	1,585
IHH Healthcare Bhd.	341,600	442,451
IJM Corp. Bhd.	2,603,300	1,175,563

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Inari Amertron Bhd.	905,500	$606,177
Innoprise Plantations Bhd.	67,500	20,941
Insas Bhd.	117,400	27,708
IOI Corp. Bhd.	1,211,300	1,015,653
IOI Properties Group Bhd.(2)	464,600	225,197
Iskandar Waterfront City Bhd.(1)	529,700	82,300
Jaya Tiasa Holdings Bhd.	1,015,400	256,847
Kelington Group Bhd.	702,400	378,045
Kinergy Advancement Bhd.(1)	2,340,600	184,997
KNM Group Bhd.(1)	595,500	10,654
Kossan Rubber Industries Bhd.	1,304,100	516,592
KPJ Healthcare Bhd.	2,261,000	785,810
Kuala Lumpur Kepong Bhd.	245,477	1,159,997
Kumpulan Perangsang Selangor Bhd.(2)	6,000	942
Leong Hup International Bhd.	10,100	1,353
Lotte Chemical Titan Holding Bhd.(1)	179,600	44,646
Mah Sing Group Bhd.	1,782,900	368,905
Malakoff Corp. Bhd.	157,200	21,044
Malayan Banking Bhd.	2,418,910	4,859,856
Malayan Flour Mills Bhd.	212,300	29,066
Malaysia Airports Holdings Bhd.(2)	806,050	1,440,295
Malaysia Building Society Bhd.(2)	3,742,392	600,421
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	101,700	9,868
Malaysia Smelting Corp. Bhd.	191,200	82,633
Malaysian Pacific Industries Bhd.(2)	78,000	477,872
Malaysian Resources Corp. Bhd.(2)	4,179,900	516,416
Matrix Concepts Holdings Bhd.	165,900	61,573
Maxis Bhd.(2)	847,100	664,502
Maybulk Bhd.	163,800	10,889
MBM Resources Bhd.	36,700	34,782
Media Prima Bhd.	407,400	38,807
Mega First Corp. Bhd.	26,400	21,982
MISC Bhd.	840,500	1,347,499
MNRB Holdings Bhd.	10,700	4,066
MR DIY Group M Bhd.(2)	1,576,600	518,185
Muda Holdings Bhd.	27,400	8,095
My EG Services Bhd.	2,842,176	482,729
Nestle Malaysia Bhd.(2)	23,100	608,522
OSK Holdings Bhd.	20,000	5,939
Padini Holdings Bhd.	3,200	2,286
Pantech Group Holdings Bhd.	203,100	40,018
Pecca Group Bhd.	338,600	96,405
Pentamaster Corp. Bhd.	176,300	159,575
Pertama Digital Bhd.(1)(2)	210,700	117,793
PESTECH International Bhd.(1)(2)	186,625	8,853
Petron Malaysia Refining & Marketing Bhd.	26,800	25,874
Petronas Chemicals Group Bhd.(2)	841,400	1,241,890
Petronas Dagangan Bhd.	214,200	1,031,283
Petronas Gas Bhd.	307,500	1,162,801
Pos Malaysia Bhd.(1)	5,700	595

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Power Root Bhd.	5,800	$2,040
PPB Group Bhd.	169,900	558,617
Press Metal Aluminium Holdings Bhd.	1,140,200	1,125,311
Public Bank Bhd.	6,006,200	5,574,538
QL Resources Bhd.	319,600	391,141
Ranhill Utilities Bhd.	983,299	234,690
RGB International Bhd.	1,765,200	108,013
RHB Bank Bhd.	1,525,251	1,801,381
Sam Engineering & Equipment M Bhd.	50,800	51,030
Sarawak Oil Palms Bhd.	168,750	101,097
Sarawak Plantation Bhd.	45,200	19,860
Scientex Bhd.	194,100	159,105
SEG International Bhd.	12,300	1,683
Shin Yang Group Bhd.	489,500	64,560
Sime Darby Bhd.	1,383,700	790,646
Sime Darby Plantation Bhd.	1,123,457	1,026,707
Sime Darby Property Bhd.	4,403,800	716,118
SKP Resources Bhd.	118,000	18,792
Solarvest Holdings Bhd.(1)	124,300	39,060
SP Setia Bhd. Group(2)	1,797,600	320,697
Sports Toto Bhd.	63,053	19,014
Sunway Bhd.	574,348	339,194
Sunway Construction Group Bhd.	55,900	30,011
Supermax Corp. Bhd.(2)	2,913,322	509,770
Syarikat Takaful Malaysia Keluarga Bhd.	79,874	62,621
Ta Ann Holdings Bhd.	165,600	127,284
TASCO Bhd.	91,000	15,812
TDM Bhd.	278,600	12,351
Telekom Malaysia Bhd.	1,490,900	1,901,727
Tenaga Nasional Bhd.	1,788,800	4,245,938
Thong Guan Industries Bhd.	44,400	17,499
TIME dotCom Bhd.(2)	1,076,300	1,248,800
Tiong NAM Logistics Holdings Bhd.(1)	95,600	14,419
Top Glove Corp. Bhd.(1)(2)	2,797,100	474,728
Tropicana Corp. Bhd.(1)	20,482	5,448
TSH Resources Bhd.	663,500	145,482
Uchi Technologies Bhd.	42,900	35,374
UEM Sunrise Bhd.	1,481,300	325,466
Unisem M Bhd.	234,800	165,086
United Plantations Bhd.	174,200	812,905
UOA Development Bhd.	1,700	685
UWC Bhd.(1)	95,100	68,846
Velesto Energy Bhd.(1)(2)	8,457,800	507,502
ViTrox Corp. Bhd.	6,000	9,487
VS Industry Bhd.(2)	949,200	148,119
Wasco Bhd.(1)	136,000	37,787
WCE Holdings Bhd.(1)	369,000	74,660
WCT Holdings Bhd.	741,500	83,832
Westports Holdings Bhd.(2)	222,600	177,129
Yinson Holdings Bhd.(2)	1,526,400	820,186

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
YTL Corp. Bhd.(2)	775,813	$437,454
YTL Power International Bhd.(2)	3,591,400	2,998,813
		78,813,201
Mexico — 3.0%
Alfa SAB de CV, Class A	5,155,508	3,811,221
Alpek SAB de CV(2)	35,137	22,615
Alsea SAB de CV(1)	505,384	1,942,752
America Movil SAB de CV, ADR	685,159	12,819,325
Arca Continental SAB de CV	90,987	980,856
Banco del Bajio SA	1,567,580	5,802,462
Becle SAB de CV(2)	38,227	89,309
Bolsa Mexicana de Valores SAB de CV	269,723	583,938
Cemex SAB de CV, ADR(1)	791,456	6,046,724
Coca-Cola Femsa SAB de CV	531,511	5,178,445
Consorcio ARA SAB de CV	34,198	6,621
Controladora AXTEL SAB de CV(1)(2)	3,835,392	52,431
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	173,744	1,256,169
Corp. Inmobiliaria Vesta SAB de CV(2)	910,267	3,195,821
El Puerto de Liverpool SAB de CV, Class C1	7,605	55,720
Fomento Economico Mexicano SAB de CV, ADR	81,088	10,074,373
GCC SAB de CV	127,146	1,333,506
Genomma Lab Internacional SAB de CV, Class B(2)	2,592,488	2,006,244
Gentera SAB de CV	3,146,188	4,729,181
Gruma SAB de CV, B Shares	297,266	5,295,213
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	62,430	4,343,879
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	31,106	4,609,287
Grupo Aeroportuario del Sureste SAB de CV, ADR	16,138	4,750,543
Grupo Bimbo SAB de CV, Series A(2)	327,302	1,369,371
Grupo Carso SAB de CV, Series A1	175,931	1,523,839
Grupo Comercial Chedraui SA de CV	324,576	2,492,937
Grupo Financiero Banorte SAB de CV, Class O	2,466,331	25,510,900
Grupo Financiero Inbursa SAB de CV, Class O(1)	2,149,731	6,532,090
Grupo GICSA SAB de CV(1)	21,090	2,957
Grupo Industrial Saltillo SAB de CV(2)	26,514	38,423
Grupo Mexico SAB de CV, Series B	1,677,419	8,179,315
Grupo Rotoplas SAB de CV(1)(2)	4,855	8,315
Grupo Televisa SAB, ADR	669,044	2,000,442
Grupo Traxion SAB de CV(1)	46,014	83,123
Hoteles City Express SAB de CV(1)	9,494	2,779
Industrias Penoles SAB de CV(1)	199,859	2,520,128
Kimberly-Clark de Mexico SAB de CV, A Shares	1,200,432	2,668,605
La Comer SAB de CV(2)	189,202	433,369
Megacable Holdings SAB de CV	777,072	1,994,626
Nemak SAB de CV(1)	3,159,496	643,235
Ollamani SAB(1)	166,005	277,970
Operadora De Sites Mexicanos SAB de CV(2)	168,076	196,336
Orbia Advance Corp. SAB de CV	1,106,396	2,044,115
Promotora y Operadora de Infraestructura SAB de CV	202,159	2,110,517
Qualitas Controladora SAB de CV(2)	105,738	1,188,015
Regional SAB de CV	185,097	1,726,707

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Sitios Latinoamerica SAB de CV(1)(2)	40,915	$14,643
Wal-Mart de Mexico SAB de CV	1,292,590	5,163,004
		147,712,396
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	473,936	7,156,434
Credicorp Ltd.	47,098	8,048,106
Intercorp Financial Services, Inc.(2)	26,506	723,614
Southern Copper Corp.	38,284	3,095,644
		19,023,798
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	1,474,390	1,390,481
Aboitiz Power Corp.	60,500	39,822
ACEN Corp.	1,217,840	90,222
Alliance Global Group, Inc.	1,108,600	203,461
Ayala Corp.	169,120	2,040,989
Ayala Land, Inc.	2,365,200	1,474,144
AyalaLand Logistics Holdings Corp.(1)	28,000	1,035
Bank of the Philippine Islands	1,230,941	2,740,720
BDO Unibank, Inc.	1,646,568	4,485,751
Cebu Air, Inc.(1)	19,350	11,214
Century Pacific Food, Inc.	592,700	353,225
Converge Information & Communications Technology Solutions, Inc.(1)	1,635,900	262,028
Cosco Capital, Inc.	227,200	21,262
DITO CME Holdings Corp.(1)	425,200	16,500
DMCI Holdings, Inc.	7,923,000	1,543,549
East West Banking Corp.	65,600	10,614
Filinvest Land, Inc.	519,000	6,640
Ginebra San Miguel, Inc.	7,600	21,030
Global Ferronickel Holdings, Inc.	757,000	23,944
Globe Telecom, Inc.	20,439	625,280
GT Capital Holdings, Inc.	162,630	2,032,370
International Container Terminal Services, Inc.	583,110	2,992,422
JG Summit Holdings, Inc.	1,734,324	1,263,843
Jollibee Foods Corp.	464,910	2,263,886
LT Group, Inc.	183,600	31,056
Manila Electric Co.	96,370	669,085
Manila Water Co., Inc.	265,100	91,639
Max's Group, Inc.	15,000	895
Megaworld Corp.	3,778,800	129,839
Metropolitan Bank & Trust Co.	2,862,020	3,156,600
Monde Nissin Corp.	1,220,500	217,271
Nickel Asia Corp.	1,572,800	127,123
Petron Corp.	137,700	7,865
PLDT, Inc., ADR(2)	76,607	1,765,025
Puregold Price Club, Inc.	639,500	312,903
Robinsons Land Corp.	1,384,600	403,276
Robinsons Retail Holdings, Inc.	128,010	85,310
Security Bank Corp.	725,710	915,487
Semirara Mining & Power Corp.	1,087,500	625,313
Shell Pilipinas Corp.(1)	7,000	1,346

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
SM Investments Corp.	64,255	$1,075,193
SM Prime Holdings, Inc.	3,438,900	1,933,831
Universal Robina Corp.	615,350	1,281,027
Vista Land & Lifescapes, Inc.	266,100	7,774
Wilcon Depot, Inc.	471,800	181,204
		36,933,494
Poland — 1.2%
Alior Bank SA(1)	213,742	5,134,526
Allegro.eu SA(1)	214,540	1,733,787
AmRest Holdings SE(1)	9,743	61,058
Asseco Poland SA	7,498	140,808
Bank Handlowy w Warszawie SA	4,133	113,790
Bank Millennium SA(1)	960,839	2,404,143
Bank Polska Kasa Opieki SA	122,073	5,294,720
Budimex SA	11,025	2,015,263
CCC SA(1)(2)	54,817	1,044,901
CD Projekt SA(2)	69,203	1,901,961
Cyfrowy Polsat SA(1)(2)	54,560	160,231
Dino Polska SA(1)	34,187	3,978,056
Enea SA(1)	123,864	303,351
Eurocash SA	19,678	83,190
Grenevia SA(1)	28,812	22,880
Grupa Azoty SA(1)(2)	33,832	190,968
Grupa Kety SA	5,198	918,010
Jastrzebska Spolka Weglowa SA(1)	201,631	2,083,925
KGHM Polska Miedz SA	90,001	2,432,512
KRUK SA	16,172	1,705,189
LPP SA	936	4,210,407
Lubelski Wegiel Bogdanka SA	857	6,945
mBank SA(1)	8,537	1,487,555
Orange Polska SA	1,307,013	2,675,005
ORLEN SA	388,698	6,037,772
Pepco Group NV(1)	73,924	370,978
PGE Polska Grupa Energetyczna SA(1)	201,566	402,818
Powszechna Kasa Oszczednosci Bank Polski SA	238,719	3,326,645
Powszechny Zaklad Ubezpieczen SA	270,244	3,325,412
Santander Bank Polska SA	21,853	3,013,700
Tauron Polska Energia SA(1)	563,566	511,228
TEN Square Games SA(2)	1,102	26,395
Text SA	14,174	339,401
Warsaw Stock Exchange	5,163	56,971
XTB SA	49,489	597,900
		58,112,401
Russia(3) — 0.0%
Gazprom PJSC(1)	1,738,516	2
Gazprom PJSC, ADR(1)	13,735	1
Globaltrans Investment PLC, GDR(1)	112,592	11
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR(1)	2,950	—
Magnit PJSC	9,702	—

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Mechel PJSC(1)	22,684	$—
MMC Norilsk Nickel PJSC	7,492	—
MMC Norilsk Nickel PJSC (NASDAQ), ADR(1)	9	—
MMC Norilsk Nickel PJSC, ADR(1)	6	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC(1)	405,900	1
PhosAgro PJSC	14,221	—
PhosAgro PJSC, GDR(1)	275	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	2,060	—
Rosneft Oil Co. PJSC	192,337	—
Severstal PAO, GDR(1)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	1,439,642,000	1,574
X5 Retail Group NV, GDR(1)	13,628	1
		1,602
South Africa — 3.2%
Absa Group Ltd.	718,971	6,137,693
Adcock Ingram Holdings Ltd.	1,014	2,967
Advtech Ltd.	35,578	51,074
AECI Ltd.	159,981	810,809
African Rainbow Minerals Ltd.	210,718	1,853,622
Afrimat Ltd.	18,266	59,656
Alexander Forbes Group Holdings Ltd.	85,796	29,507
Anglo American Platinum Ltd.	18,780	722,441
Anglogold Ashanti PLC	63,471	1,195,690
Anglogold Ashanti PLC (New York)	439,356	8,176,415
ArcelorMittal South Africa Ltd.(1)(2)	60,938	4,166
Aspen Pharmacare Holdings Ltd.(2)	340,379	3,477,362
Astral Foods Ltd.(1)	29,039	221,800
AVI Ltd.	486,808	2,271,888
Barloworld Ltd.	471,024	1,652,048
Bid Corp. Ltd.	117,286	2,741,566
Bidvest Group Ltd.	183,952	2,244,907
Brait PLC(1)	36,591	3,300
Capitec Bank Holdings Ltd.(2)	26,265	2,767,220
Cashbuild Ltd.	1,658	11,676
City Lodge Hotels Ltd.	91,493	21,360
Clicks Group Ltd.	148,366	2,316,697
Coronation Fund Managers Ltd.	189,969	309,367
DataTec Ltd.	30,130	63,265
Dis-Chem Pharmacies Ltd.	72,041	114,672
Discovery Ltd.	289,818	2,055,425
DRDGOLD Ltd.	116,336	78,949
Exxaro Resources Ltd.	258,052	2,394,492
Famous Brands Ltd.	3,093	9,135
FirstRand Ltd.	2,308,961	7,811,430
Foschini Group Ltd.	464,598	2,537,336
Gold Fields Ltd., ADR	683,960	8,918,838

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Grindrod Ltd.	322,753	$217,302
Harmony Gold Mining Co. Ltd., ADR	812,956	4,641,979
Impala Platinum Holdings Ltd.	822,373	2,790,786
Investec Ltd.	114,047	717,975
KAL Group Ltd.	1,532	3,438
KAP Ltd.(1)	1,542,797	184,878
Kumba Iron Ore Ltd.	46,817	1,310,829
Life Healthcare Group Holdings Ltd.	1,078,101	986,492
Metair Investments Ltd.(1)	41,971	27,247
MiX Telematics Ltd., ADR	5,715	54,635
Momentum Metropolitan Holdings	2,939,023	3,193,088
Motus Holdings Ltd.	144,967	700,381
Mr Price Group Ltd.	254,750	2,259,136
MTN Group Ltd.	1,022,434	4,456,470
MultiChoice Group(1)	453,753	2,471,163
Naspers Ltd., N Shares	49,446	8,122,183
Nedbank Group Ltd.	438,968	5,021,926
NEPI Rockcastle NV	553,979	3,952,941
Netcare Ltd.	963,852	680,427
Ninety One Ltd.	121,239	247,275
Northam Platinum Holdings Ltd.	579,212	3,310,125
Oceana Group Ltd.	2,532	9,410
Old Mutual Ltd.	7,020,252	4,369,284
Omnia Holdings Ltd.	412,559	1,343,544
OUTsurance Group Ltd.	538,048	1,167,439
Pepkor Holdings Ltd.	96,835	94,351
Pick n Pay Stores Ltd.	267,425	282,174
PPC Ltd.(1)	754,515	144,928
PSG Financial Services Ltd.	120,987	95,815
Raubex Group Ltd.	14,747	21,481
Reinet Investments SCA	125,821	3,170,938
Remgro Ltd.	454,801	3,449,784
Reunert Ltd.	50,821	172,736
RFG Holdings Ltd.	19,543	14,172
RMB Holdings Ltd.	124,786	2,473
Sanlam Ltd.(2)	776,712	2,977,719
Santam Ltd.	13,194	208,219
Sappi Ltd.(2)	1,290,964	3,104,594
Sasol Ltd., ADR(2)	409,546	3,104,359
Shoprite Holdings Ltd.	288,347	3,884,732
Sibanye Stillwater Ltd., ADR(2)	845,168	3,482,092
SPAR Group Ltd.(1)(2)	218,152	1,109,621
Standard Bank Group Ltd.	645,223	6,795,485
Super Group Ltd.	94,483	130,132
Telkom SA SOC Ltd.(1)(2)	867,892	1,306,745
Thungela Resources Ltd.(2)	372,787	2,039,591
Tiger Brands Ltd.	148,235	1,539,355
Transaction Capital Ltd.(1)(2)	27,574	13,886
Truworths International Ltd.	643,313	2,413,146
Tsogo Sun Limited	11,283	6,761

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Vodacom Group Ltd.	355,873	$1,747,394
Wilson Bayly Holmes-Ovcon Ltd.(1)	11,576	78,515
Woolworths Holdings Ltd.	594,215	1,987,623
Zeda Ltd.(1)	232,331	139,563
Zeder Investments Ltd.	120,266	11,170
		156,836,680
South Korea — 13.9%
ABLBio, Inc.(1)	23,584	403,092
Able C&C Co. Ltd.	610	3,079
Advanced Process Systems Corp.(1)	4,807	75,445
Aekyung Chemical Co. Ltd.	36,696	374,820
Aekyung Industrial Co. Ltd.	63	765
AfreecaTV Co. Ltd.	8,544	826,633
Ahnlab, Inc.	1,317	70,824
Alteogen, Inc.(1)	3,978	478,738
Amorepacific Corp.	6,448	579,787
AMOREPACIFIC Group	17,909	359,172
Ananti, Inc.(1)	156,492	740,064
Aprogen Biologics(1)	563,343	71,660
Aprogen, Inc.(1)	54,523	31,027
APTC Co. Ltd.(1)	1,177	12,461
Asiana Airlines, Inc.(1)	53,894	471,285
BGF Co. Ltd.	12,496	36,842
BGF retail Co. Ltd.	7,288	723,150
BH Co. Ltd.	33,647	432,629
Binex Co. Ltd.(1)	11,370	93,675
Binggrae Co. Ltd.(1)	3,060	121,854
Bioneer Corp.(1)	7,543	138,838
BNK Financial Group, Inc.	407,574	2,298,122
Boditech Med, Inc.(1)	3,086	36,943
Boryung	22,949	205,340
Bukwang Pharmaceutical Co. Ltd.	14,110	69,473
Byucksan Corp.	60,494	112,090
Caregen Co. Ltd.	7,410	129,864
Celltrion Pharm, Inc.(1)	3,030	252,516
Celltrion, Inc.	35,137	4,751,801
Chabiotech Co. Ltd.(1)	19,986	251,575
Cheil Worldwide, Inc.	67,994	944,606
Chong Kun Dang Pharmaceutical Corp.	18,435	1,497,115
Chongkundang Holdings Corp.	112	4,967
Chunbo Co. Ltd.(1)	690	46,959
CJ CGV Co. Ltd.(1)	106,225	493,572
CJ CheilJedang Corp.	6,080	1,370,225
CJ Corp.(1)	10,627	773,986
CJ ENM Co. Ltd.(1)	25,228	1,506,109
CJ Logistics Corp.(1)	15,396	1,438,804
Classys, Inc.	16,076	388,765
CMG Pharmaceutical Co. Ltd.(1)	9,916	16,192
Com2uSCorp	6,964	223,316
Connectwave Co. Ltd.(1)	1,135	11,644

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Cosmax, Inc.	18,504	$1,495,997
CosmoAM&T Co. Ltd.(1)	5,349	714,929
Cosmochemical Co. Ltd.(1)	24,422	645,655
Coupang, Inc.(1)	574,647	10,642,462
Coway Co. Ltd.	59,240	2,411,202
COWELL FASHION Co. Ltd.	13,544	34,291
Creative & Innovative System(1)	44,131	368,949
CrystalGenomics Invites Co. Ltd.(1)	11,842	31,455
CS Wind Corp.	7,100	276,354
Cuckoo Holdings Co. Ltd.(1)	2,944	36,281
Cuckoo Homesys Co. Ltd.(1)	4,724	71,217
Daeduck Electronics Co. Ltd.(1)	57,273	961,102
Daehan Flour Mill Co. Ltd.	490	51,049
Daesang Corp.(1)	23,833	351,826
Daesung Holdings Co. Ltd.	377	2,721
Daewon Pharmaceutical Co. Ltd.	2,047	22,821
Daewoo Engineering & Construction Co. Ltd.(1)	224,599	672,025
Daewoong Co. Ltd.	7,316	120,815
Daewoong Pharmaceutical Co. Ltd.	1,900	163,593
Daishin Securities Co. Ltd.(1)	26,275	324,302
Daol Investment & Securities Co. Ltd.(1)	111,644	295,048
Daou Data Corp.	28,324	293,484
Daou Technology, Inc.	18,641	304,403
DB Financial Investment Co. Ltd.(1)	13,706	45,878
DB HiTek Co. Ltd.	48,361	1,690,308
DB Insurance Co. Ltd.(1)	75,109	5,573,429
Dentium Co. Ltd.(1)	9,297	1,008,798
DGB Financial Group, Inc.	343,180	2,284,706
DI Dong Il Corp.	26,697	573,763
DIO Corp.(1)	879	13,949
DL E&C Co. Ltd.	58,286	1,622,174
DL Holdings Co. Ltd.(1)	24,363	870,965
DN Automotive Corp.	3,136	195,001
Dong-A Socio Holdings Co. Ltd.	1,514	123,880
Dong-A ST Co. Ltd.	2,800	157,728
Dongjin Semichem Co. Ltd.	61,902	1,737,309
DongKook Pharmaceutical Co. Ltd.	12,641	156,781
Dongkuk CM Co. Ltd.	30,636	151,566
Dongkuk Holdings Co. Ltd.	16,318	102,831
Dongkuk Steel Mill Co. Ltd.	75,378	732,727
Dongsuh Cos., Inc.	5,808	76,270
Dongwha Enterprise Co. Ltd.(1)	10,537	545,819
Dongwha Pharm Co. Ltd.	4,407	32,174
Dongwon Development Co. Ltd.	10,306	23,241
Dongwon F&B Co. Ltd.(1)	2,410	57,622
Dongwon Industries Co. Ltd.(1)	9,884	289,602
Dongwon Systems Corp.(1)	3,363	87,459
Doosan Bobcat, Inc.	44,775	1,580,809
Doosan Co. Ltd.(1)	327	22,396
Doosan Enerbility Co. Ltd.(1)	163,999	2,001,684

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Doosan Fuel Cell Co. Ltd.(1)	4,525	$67,628
Doosan Tesna, Inc.(1)	13,196	424,719
DoubleUGames Co. Ltd.	8,785	305,859
Douzone Bizon Co. Ltd.(1)	13,677	468,715
Dreamtech Co. Ltd.(1)	15,774	130,686
Duk San Neolux Co. Ltd.(1)	6,317	184,701
Easy Bio, Inc.	465	1,242
Easy Holdings Co. Ltd.	1	2
Echo Marketing, Inc.	11,592	91,685
Ecopro BM Co. Ltd.(1)	8,835	1,775,769
Ecopro Co. Ltd.(1)	4,005	1,867,875
Ecopro HN Co. Ltd.	18,969	855,210
E-MART, Inc.(1)	16,717	929,877
ENF Technology Co. Ltd.	2,415	40,406
Eo Technics Co. Ltd.(1)	5,036	776,893
Eugene Corp.	22,122	63,674
Eugene Investment & Securities Co. Ltd.(1)	95,178	305,946
Eugene Technology Co. Ltd.	5,418	153,631
F&F Co. Ltd.	18,035	981,841
Fila Holdings Corp.	66,703	1,922,474
Foosung Co. Ltd.(1)	54,376	341,504
Genexine, Inc.(1)	1,908	11,397
GOLFZON Co. Ltd.(1)	7,448	439,096
Gradiant Corp.	13,390	139,656
Grand Korea Leisure Co. Ltd.	52,390	493,537
Green Cross Corp.	2,501	221,451
Green Cross Holdings Corp.	2,440	30,195
GS Engineering & Construction Corp.(1)	80,796	969,248
GS Holdings Corp.	60,903	2,198,400
GS Retail Co. Ltd.	79,669	1,335,123
HAESUNG DS Co. Ltd.	19,421	675,116
Han Kuk Carbon Co. Ltd.	7,474	58,141
Hana Financial Group, Inc.	375,196	15,963,798
Hana Materials, Inc.	7,352	263,199
Hana Micron, Inc.	50,342	982,560
Hana Tour Service, Inc.(1)	4,222	208,761
Handsome Co. Ltd.	13,246	190,043
Hanil Cement Co. Ltd.	4,810	43,929
Hanjin Kal Corp.	674	31,997
Hanjin Transportation Co. Ltd.	3,382	60,736
Hankook Shell Oil Co. Ltd.	114	20,596
Hankook Tire & Technology Co. Ltd.	67,548	2,751,924
Hanmi Pharm Co. Ltd.	3,829	960,996
Hanmi Semiconductor Co. Ltd.(1)	28,867	1,846,909
Hanon Systems	146,324	678,005
Hansae Co. Ltd.	42,094	645,538
Hansol Chemical Co. Ltd.(1)	8,780	1,125,286
Hansol Paper Co. Ltd.	4,250	34,365
Hansol Technics Co. Ltd.(1)	26,009	130,990
Hanssem Co. Ltd.	10,000	364,023

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Hanwha Aerospace Co. Ltd.	51,575	$7,267,651
Hanwha Corp.	62,627	1,386,054
Hanwha Corp., Preference Shares	2,247	25,339
Hanwha Galleria Corp.(1)	91,724	100,207
Hanwha General Insurance Co. Ltd.(1)	141,775	511,574
Hanwha Investment & Securities Co. Ltd.(1)	177,050	592,443
Hanwha Life Insurance Co. Ltd.(1)	966,851	2,291,223
Hanwha Ocean Co. Ltd.(1)	9,973	177,013
Hanwha Solutions Corp.	111,191	2,321,800
Hanwha Systems Co. Ltd.	19,233	241,225
Harim Holdings Co. Ltd.	117,914	686,378
HD Hyundai Co. Ltd.	60,995	3,242,398
HD Hyundai Construction Equipment Co. Ltd.	10,546	427,069
HD Hyundai Electric Co. Ltd.	27,427	2,569,193
HD Hyundai Energy Solutions Co. Ltd.	3,807	66,625
HD Hyundai Heavy Industries Co. Ltd.	8,331	738,755
HD Hyundai Infracore Co. Ltd.(1)	152,233	921,915
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	54,332	4,570,570
HDC Holdings Co. Ltd.	3,073	18,684
HDC Hyundai Development Co-Engineering & Construction, E Shares	56,481	843,426
Helixmith Co. Ltd.(1)	2,352	7,429
Hite Jinro Co. Ltd.	27,099	406,702
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	41,628
HK inno N Corp.	1,899	54,627
HL Holdings Corp.(1)	3,576	93,175
HL Mando Co. Ltd.	60,902	1,520,521
HLB, Inc.(1)	12,436	762,945
HMM Co. Ltd.(1)	311,936	4,279,773
Hotel Shilla Co. Ltd.	34,582	1,563,296
HPSP Co. Ltd.	19,540	756,382
HS Industries Co. Ltd.(1)	11,046	26,815
HSD Engine Co. Ltd.(1)	6,962	47,732
Hugel, Inc.(1)	9,548	1,316,283
Humasis Co. Ltd.(1)	255,300	335,352
Humax Co. Ltd.(1)	14,003	31,329
Humedix Co. Ltd.	11,189	236,924
Huons Co. Ltd.	1,038	28,354
Huons Global Co. Ltd.	1,022	17,806
Hwa Shin Co. Ltd.(1)	35,568	335,471
Hwaseung Enterprise Co. Ltd.(1)	6,727	35,449
HYBE Co. Ltd.	7,173	1,074,311
Hyosung Advanced Materials Corp.	4,607	1,155,809
Hyosung Chemical Corp.(1)	1,063	53,976
Hyosung Corp.	4,066	182,692
Hyosung Heavy Industries Corp.	8,952	1,295,865
Hyosung TNC Corp.	5,129	1,116,310
Hyundai Autoever Corp.(1)	926	103,989
HYUNDAI Corp.	26,090	368,755
Hyundai Department Store Co. Ltd.	23,480	925,304
Hyundai Elevator Co. Ltd.(1)	16,107	482,845

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Hyundai Engineering & Construction Co. Ltd.(1)	62,921	$1,641,234
Hyundai GF Holdings	49,119	156,343
Hyundai Glovis Co. Ltd.(1)	23,063	3,301,807
Hyundai Home Shopping Network Corp.	2,978	104,772
Hyundai Marine & Fire Insurance Co. Ltd.(1)	111,342	2,633,428
Hyundai Mipo Dockyard Co. Ltd.	25,424	1,203,525
Hyundai Mobis Co. Ltd.	28,002	5,107,499
Hyundai Motor Co.	128,629	24,216,650
Hyundai Rotem Co. Ltd.	73,554	1,852,146
Hyundai Steel Co.(1)	111,626	3,017,832
Hyundai Wia Corp.(1)	42,359	1,916,763
ICD Co. Ltd.(1)	6,931	40,145
Il Dong Pharmaceutical Co. Ltd.(1)	137	1,618
Ilyang Pharmaceutical Co. Ltd.	8,045	85,860
iMarketKorea, Inc.	10,401	67,747
Industrial Bank of Korea(1)	339,208	3,569,808
Innocean Worldwide, Inc.	18,833	310,160
Innox Advanced Materials Co. Ltd.	13,820	329,466
Insun ENT Co. Ltd.(1)	15,244	81,525
Interflex Co. Ltd.(1)	344	3,784
INTOPS Co. Ltd.	26,498	578,193
iNtRON Biotechnology, Inc.	11,031	56,794
IS Dongseo Co. Ltd.	32,042	667,235
ISC Co. Ltd.	7,370	399,703
i-SENS, Inc.	13,749	236,922
ISU Chemical Co. Ltd.(1)	11,199	118,330
ISU Specialty Chemical(1)	2,747	676,843
JB Financial Group Co. Ltd.	206,113	2,037,122
Jeisys Medical, Inc.	62,694	371,549
Jeju Air Co. Ltd.(1)	42,079	351,757
Jin Air Co. Ltd.(1)	19,055	178,899
Jusung Engineering Co. Ltd.	83,461	2,309,269
JW Holdings Corp.	1	3
JW Pharmaceutical Corp.	22,912	567,453
JYP Entertainment Corp.(1)	25,501	1,413,384
K Car Co. Ltd.	21,345	196,945
Kakao Corp.	59,256	2,378,417
Kakao Games Corp.(1)	4,032	71,222
KakaoBank Corp.	53,941	1,155,918
Kakaopay Corp.(1)	3,910	129,594
Kangwon Energy Co. Ltd.(1)	2,775	41,917
Kangwon Land, Inc.(1)	106,760	1,394,862
KB Financial Group, Inc., ADR(2)	363,717	17,222,000
KC Co. Ltd.	5,885	96,670
KC Tech Co. Ltd.	6,554	185,296
KCC Corp.	7,605	1,518,196
KCC Glass Corp.	10,265	316,554
KEPCO Engineering & Construction Co., Inc.(1)	4,596	245,053
KEPCO Plant Service & Engineering Co. Ltd.(1)	35,053	980,263
KG Chemical Corp.	61,396	294,064

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
KG Dongbusteel	92,657	$522,546
KG Eco Technology Service Co. Ltd.	45,736	371,126
KG Mobility Co.(1)	919	5,696
Kginicis Co. Ltd.	19,665	194,390
KH Vatec Co. Ltd.	9,846	97,168
Kia Corp.(1)	255,639	23,940,060
KISCO Corp.	15,701	84,499
KISWIRE Ltd.(1)	2,131	36,453
KIWOOM Securities Co. Ltd.(1)	23,935	2,262,469
KMW Co. Ltd.(1)	675	7,213
Koentec Co. Ltd.	3,932	19,908
Koh Young Technology, Inc.	10,793	156,034
Kolmar BNH Co. Ltd.	6,109	70,880
Kolmar Korea Holdings Co. Ltd.	3,160	17,468
Kolon Corp.	1,460	18,823
Kolon Industries, Inc.	27,762	809,704
KoMiCo Ltd.	6,296	293,351
KONA I Co. Ltd.	4,604	60,056
Korea Aerospace Industries Ltd.(1)	83,204	3,210,390
Korea Circuit Co. Ltd.(1)	10,726	152,777
Korea District Heating Corp.(1)	758	26,313
Korea Electric Power Corp., ADR	281,083	2,619,694
Korea Electric Terminal Co. Ltd.	6,450	307,942
Korea Gas Corp.(1)	13,061	284,632
Korea Investment Holdings Co. Ltd.(1)	49,661	2,652,350
Korea Line Corp.(1)	268,824	415,557
Korea Petrochemical Ind Co. Ltd.	2,947	315,700
Korea Real Estate Investment & Trust Co. Ltd.	68,819	55,594
Korea United Pharm, Inc.	5,778	103,294
Korea Zinc Co. Ltd.	5,928	1,993,065
Korean Air Lines Co. Ltd.	206,825	3,573,172
Korean Reinsurance Co.	218,688	1,322,175
Krafton, Inc.(1)	12,321	2,105,848
KT Corp.	92,055	2,700,221
KT Skylife Co. Ltd.	12,012	50,199
Kum Yang Co. Ltd.(1)	26,395	1,915,055
Kumho Petrochemical Co. Ltd.(1)	26,218	2,911,691
Kumho Tire Co., Inc.(1)	180,421	855,011
KUMHOE&C Co. Ltd.(1)	253	954
Kyung Dong Navien Co. Ltd.	10,599	422,650
L&F Co. Ltd.(1)	3,514	448,888
Lake Materials Co. Ltd.(1)	43,117	677,944
LB Semicon, Inc.(1)	21,320	112,269
LEENO Industrial, Inc.	3,651	571,997
LegoChem Biosciences, Inc.(1)	2,616	104,435
LF Corp.	10,203	100,301
LG Chem Ltd.	18,034	6,159,622
LG Corp.	46,419	3,267,387
LG Display Co. Ltd., ADR	659,783	2,757,893
LG Electronics, Inc.	117,871	8,426,329

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
LG Energy Solution Ltd.(1)	6,644	$2,007,884
LG H&H Co. Ltd.	4,880	1,172,095
LG HelloVision Co. Ltd.	6,071	16,554
LG Innotek Co. Ltd.	9,062	1,377,127
LG Uplus Corp.	353,827	2,744,273
LIG Nex1 Co. Ltd.	23,838	2,567,579
Lock&Lock Co. Ltd.	3,198	15,148
Lotte Chemical Corp.	12,435	1,143,386
Lotte Chilsung Beverage Co. Ltd.	6,106	576,051
Lotte Corp.	1,759	39,906
Lotte Data Communication Co.	2,619	72,784
Lotte Energy Materials Corp.	6,363	166,794
LOTTE Fine Chemical Co. Ltd.	21,210	757,264
LOTTE Himart Co. Ltd.	1,460	11,005
Lotte Rental Co. Ltd.	22,974	466,069
Lotte Shopping Co. Ltd.	9,064	528,718
Lotte Wellfood Co. Ltd.	2,717	267,877
LS Corp.	11,822	781,682
LS Electric Co. Ltd.	6,324	304,937
LVMC Holdings(1)	157,626	330,051
LX Hausys Ltd.	4,181	128,646
LX Holdings Corp.	36,891	191,826
LX International Corp.	77,093	1,591,422
LX Semicon Co. Ltd.	14,387	815,216
Maeil Dairies Co. Ltd.	2,084	63,898
Mcnex Co. Ltd.	13,810	264,096
Medytox, Inc.	2,082	247,721
MegaStudyEdu Co. Ltd.	14,869	694,212
Meritz Financial Group, Inc.	129,695	8,094,783
Mirae Asset Life Insurance Co. Ltd.(1)	22,028	80,874
Mirae Asset Securities Co. Ltd.(1)	376,926	2,557,876
Miwon Commercial Co. Ltd.	112	13,838
Myoung Shin Industrial Co. Ltd.(1)	59,478	720,461
Namhae Chemical Corp.(1)	21,065	116,869
Namsun Aluminum Co. Ltd.(1)	7,959	12,357
NAVER Corp.	49,239	7,229,815
NCSoft Corp.	6,466	943,076
Neowiz	26,970	449,091
NEPES Corp.(1)	8,242	122,792
Netmarble Corp.(1)	1,805	83,814
Nexen Tire Corp.(1)	36,014	251,687
NEXTIN, Inc.(1)	3,774	216,680
NH Investment & Securities Co. Ltd.(1)	245,765	2,170,028
NHN Corp.	8,144	162,537
NHN KCP Corp.	25,127	254,131
NICE Holdings Co. Ltd.(1)	8,854	85,411
NICE Information Service Co. Ltd.(1)	22,716	182,835
NongShim Co. Ltd.	2,760	720,798
OCI Co. Ltd.	694	44,119
OCI Holdings Co. Ltd.	28,813	2,036,517

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
OptoElectronics Solutions Co. Ltd.	901	$9,697
Orion Corp.	16,428	1,145,793
Orion Holdings Corp.	18,881	202,804
Oscotec, Inc.(1)	202	3,371
Ottogi Corp.	1,403	422,830
Pan Ocean Co. Ltd.	454,442	1,663,880
Paradise Co. Ltd.	50,774	483,200
Park Systems Corp.	2,100	272,577
Partron Co. Ltd.	52,572	310,758
Pearl Abyss Corp.(1)	3,308	75,616
People & Technology, Inc.(1)	21,703	660,154
PharmaResearch Co. Ltd.	3,885	274,742
Pharmicell Co. Ltd.(1)	14,652	59,485
PI Advanced Materials Co. Ltd.(1)	17,959	284,176
Pond Group Co. Ltd.(1)	7,801	42,766
Poongsan Corp.	37,843	1,227,345
Posco DX Co. Ltd.(1)	49,364	2,014,402
POSCO Future M Co. Ltd.(1)	3,985	952,520
POSCO Holdings, Inc., ADR	258,819	20,920,340
Posco International Corp.(1)	89,443	3,793,871
Posco M-Tech Co. Ltd.(1)	20,953	386,035
PSK, Inc.	30,279	578,902
Pulmuone Co. Ltd.	3,081	24,551
S&S Tech Corp.	6,600	218,842
S-1 Corp.	6,287	274,015
Sam Chun Dang Pharm Co. Ltd.	1,941	104,362
Sam Young Electronics Co. Ltd.	3,086	22,410
Samchully Co. Ltd.(1)	2,940	222,297
Samjin Pharmaceutical Co. Ltd.	1,819	28,023
Samsung Biologics Co. Ltd.(1)	3,088	1,796,811
Samsung C&T Corp.	36,135	4,254,314
Samsung Card Co. Ltd.(1)	2,438	68,756
Samsung Electro-Mechanics Co. Ltd.	39,800	4,194,164
Samsung Electronics Co. Ltd., GDR	94,187	128,257,768
Samsung Engineering Co. Ltd.(1)	177,925	3,290,750
Samsung Fire & Marine Insurance Co. Ltd.(1)	47,848	10,708,334
Samsung Heavy Industries Co. Ltd.(1)	394,929	2,347,874
Samsung Life Insurance Co. Ltd.	55,182	4,016,749
Samsung SDI Co. Ltd.	23,203	6,591,766
Samsung SDS Co. Ltd.	14,094	1,695,377
Samsung Securities Co. Ltd.	109,846	3,433,016
Samwha Capacitor Co. Ltd.	1,445	35,810
Samyang Corp.	1,845	67,015
Samyang Foods Co. Ltd.	8,636	1,108,488
Samyang Holdings Corp.	1,825	99,929
Sang-A Frontec Co. Ltd.	2,323	34,994
Sangsangin Co. Ltd.(1)	36,362	93,214
SD Biosensor, Inc.(1)	41,043	386,882
SeAH Besteel Holdings Corp.	30,298	588,256
SeAH Steel Corp.	2,776	280,939

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
SeAH Steel Holdings Corp.	2,262	$363,843
Sebang Co. Ltd.	11,290	107,363
Sebang Global Battery Co. Ltd.	9,393	561,938
Seegene, Inc.	43,195	807,838
Sejong Telecom, Inc.	1,945	938
Seobu T&D	25,452	143,171
Seojin System Co. Ltd.(1)	17,366	267,351
Seoul Semiconductor Co. Ltd.(1)	58,387	437,348
Seoyon E-Hwa Co. Ltd.(1)	32,055	477,602
SFA Engineering Corp.	21,698	407,226
SFA Semicon Co. Ltd.(1)	55,863	251,963
SGC Energy Co. Ltd.(1)	3,153	54,855
Shinhan Financial Group Co. Ltd., ADR(2)	474,834	15,470,092
Shinsegae International, Inc.	15,239	189,077
Shinsegae, Inc.	12,446	1,634,981
Shinsung E&G Co. Ltd.(1)	13,081	19,170
Shinyoung Securities Co. Ltd.	714	35,444
SillaJen, Inc.(1)	626	2,231
SIMMTECH Co. Ltd.	30,515	655,242
SK Biopharmaceuticals Co. Ltd.(1)	9,322	679,376
SK Bioscience Co. Ltd.(1)	5,111	236,194
SK Chemicals Co. Ltd.	8,728	445,705
SK D&D Co. Ltd.	12,993	241,009
SK Discovery Co. Ltd.	10,233	336,355
SK Gas Ltd.	1,169	139,246
SK Hynix, Inc.	406,114	47,874,518
SK IE Technology Co. Ltd.(1)	6,095	336,185
SK Innovation Co. Ltd.(1)	36,752	3,242,553
SK Networks Co. Ltd.(1)	388,716	1,914,365
SK oceanplant Co. Ltd.(1)	26,661	260,601
SK Securities Co. Ltd.	281,197	134,401
SK Telecom Co. Ltd., ADR	30,010	657,219
SK, Inc.	32,623	4,705,694
SKC Co. Ltd.(1)	5,450	339,574
SL Corp.	24,665	626,950
SM Entertainment Co. Ltd.	11,279	663,826
SNT Dynamics Co. Ltd.	14,099	197,604
SNT Motiv Co. Ltd.	17,298	577,848
S-Oil Corp.	45,458	2,611,540
Songwon Industrial Co. Ltd.	5,948	68,224
Soulbrain Co. Ltd.	4,075	835,325
Soulbrain Holdings Co. Ltd.	1,229	64,521
SPC Samlip Co. Ltd.(1)	1,750	77,599
SPG Co. Ltd.	29,431	640,353
STIC Investments, Inc.	2,476	12,982
Studio Dragon Corp.(1)	19,692	670,056
Sun Kwang Co. Ltd.	716	10,505
Sung Kwang Bend Co. Ltd.	20,654	179,161
Sungwoo Hitech Co. Ltd.	139,343	1,030,681
Taekwang Industrial Co. Ltd.(1)	59	34,834

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Taewoong Co. Ltd.(1)	2,935	$35,777
Taeyoung Engineering & Construction Co. Ltd.(1)	8,091	14,923
Taihan Electric Wire Co. Ltd.(1)	8,345	58,863
TES Co. Ltd.	10,262	154,345
TK Corp.	11,345	111,372
TKG Huchems Co. Ltd.	31,262	470,931
Tokai Carbon Korea Co. Ltd.	4,217	300,240
Tongyang Life Insurance Co. Ltd.(1)	32,275	141,255
Tongyang, Inc.(1)	2,830	2,100
Toptec Co. Ltd.	329	1,944
TSE Co. Ltd.(1)	1,752	74,413
Tway Air Co. Ltd.(1)	125,714	266,380
TY Holdings Co. Ltd.(1)	2,617	7,484
Unid Btplus Co. Ltd.(1)	3,490	14,762
Unid Co. Ltd.	9,626	563,243
Value Added Technology Co. Ltd.(1)	4,998	114,116
Vieworks Co. Ltd.	968	20,970
VT Co. Ltd.(1)	46,582	582,606
Webzen, Inc.	7,626	95,575
Wemade Co. Ltd.(1)	17,234	604,675
Whanin Pharmaceutical Co. Ltd.	148	1,586
Winix, Inc.	1,433	9,881
WiSoL Co. Ltd.(1)	6,266	33,364
Won Tech Co. Ltd.	51,968	331,219
Wonik Holdings Co. Ltd.(1)	5,541	15,878
WONIK IPS Co. Ltd.(1)	7,578	187,227
Wonik Materials Co. Ltd.	745	17,377
Wonik QnC Corp.(1)	13,043	275,692
Woongjin Thinkbig Co. Ltd.	101,167	189,215
Woori Financial Group, Inc.	815,751	9,140,380
Woori Technology Investment Co. Ltd.(1)	66,766	494,286
W-Scope Chungju Plant Co. Ltd.(1)	5,826	197,589
Y G-1 Co. Ltd.	6	28
YG Entertainment, Inc.	15,363	472,872
Youlchon Chemical Co. Ltd.	3,021	94,205
Young Poong Corp.(1)	334	126,623
Youngone Corp.(1)	36,650	1,210,265
Youngone Holdings Co. Ltd.	8,232	564,489
Yuanta Securities Korea Co. Ltd.(1)	56,886	114,754
Yuhan Corp.	13,052	662,022
Zinus, Inc.	13,083	146,296
		688,144,628
Taiwan — 19.5%
Aaeon Technology, Inc.	1,000	5,477
Abico Avy Co. Ltd.	38,060	29,350
Ability Enterprise Co. Ltd.	502,000	409,722
AcBel Polytech, Inc.(2)	513,482	692,793
Accton Technology Corp.	65,000	1,069,668
Acer Cyber Security, Inc.	6,000	35,295
Acer, Inc.(2)	2,353,000	3,365,192

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
ACES Electronic Co. Ltd.	39,720	$49,196
Acon Holding, Inc.(1)	277,000	90,750
Acter Group Corp. Ltd.	403,414	2,489,734
ADATA Technology Co. Ltd.(2)	553,553	1,751,183
Advanced Ceramic X Corp.	9,000	64,397
Advanced International Multitech Co. Ltd.(2)	147,000	345,345
Advanced Optoelectronic Technology, Inc.(1)	23,000	27,006
Advanced Power Electronics Corp.(2)	17,000	47,164
Advantech Co. Ltd.	71,710	885,042
AGV Products Corp.	183,000	68,698
Air Asia Co. Ltd.(2)	58,000	61,627
Airtac International Group	4,185	160,341
Alexander Marine Co. Ltd.(2)	13,000	149,115
Allied Circuit Co. Ltd.	37,000	169,364
Allied Supreme Corp.(2)	31,000	398,057
Alltek Technology Corp.	59,529	68,432
Alltop Technology Co. Ltd.	35,252	237,233
Alpha Networks, Inc.	153,772	180,102
Altek Corp.(2)	634,000	698,955
Amazing Microelectronic Corp.	100,259	370,050
AMPACS Corp.	16,000	25,320
Ampire Co. Ltd.	63,000	78,597
AMPOC Far-East Co. Ltd.	38,000	111,661
AmTRAN Technology Co. Ltd.(1)	1,194,124	572,263
Anderson Industrial Corp.	234,000	105,713
Anji Technology Co. Ltd.	20,397	25,463
Anpec Electronics Corp.	33,000	244,863
Apacer Technology, Inc.	53,000	126,491
APAQ Technology Co. Ltd.	12,000	29,039
Apex Dynamics, Inc.	17,000	125,803
Apex International Co. Ltd.(2)	82,000	119,170
Arcadyan Technology Corp.	120,061	700,279
Ardentec Corp.(2)	1,745,000	3,919,079
Argosy Research, Inc.	28,545	164,176
ASE Technology Holding Co. Ltd., ADR	1,561,315	15,207,207
Asia Cement Corp.	2,343,000	2,999,180
Asia Optical Co., Inc.	146,000	310,170
Asia Polymer Corp.(2)	388,007	270,949
Asia Tech Image, Inc.	10,000	21,710
Asia Vital Components Co. Ltd.(2)	768,243	12,959,459
ASIX Electronics Corp.	11,000	48,600
ASolid Technology Co. Ltd.	21,000	63,130
ASPEED Technology, Inc.	8,400	727,549
ASROCK, Inc.	3,000	24,103
Asustek Computer, Inc.	1,042,000	15,013,821
ATE Energy International Co. Ltd.(1)(2)	50,609	58,003
Aten International Co. Ltd.	9,000	22,815
Audix Corp.	19,000	40,032
AUO Corp.(1)(2)	6,375,160	3,535,804
AURAS Technology Co. Ltd.	36,000	608,367

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
AVer Information, Inc.	14,000	$21,877
Avermedia Technologies(2)	458,000	564,808
Azurewave Technologies, Inc.(1)	12,000	19,371
Bafang Yunji International Co. Ltd.(2)	53,000	285,367
Bank of Kaohsiung Co. Ltd.(1)	187,187	67,219
Baolong International Co. Ltd.	34,000	16,790
Basso Industry Corp.	26,000	33,535
BenQ Materials Corp.	108,000	117,639
BenQ Medical Technology Corp.	23,000	43,803
BES Engineering Corp.	4,836,000	1,867,424
Bin Chuan Enterprise Co. Ltd.	23,000	18,193
B'in Live Co. Ltd.(1)	46,000	141,043
Bioteque Corp.	6,000	22,687
Bizlink Holding, Inc.(2)	105,496	810,479
Bon Fame Co. Ltd.	34,000	101,745
Bonny Worldwide Ltd.(1)	20,000	110,290
Bora Pharmaceuticals Co. Ltd.(2)	7,146	151,359
Brighton-Best International Taiwan, Inc.(2)	206,000	221,174
C Sun Manufacturing Ltd.	40,976	163,526
Capital Futures Corp.	19,000	32,760
Capital Securities Corp.	864,000	458,229
Career Technology MFG. Co. Ltd.(2)	601,961	397,316
Catcher Technology Co. Ltd.(2)	1,407,000	8,766,475
Cathay Financial Holding Co. Ltd.(1)	5,272,062	7,522,369
Cayman Engley Industrial Co. Ltd.	7,000	13,067
Center Laboratories, Inc.	65,169	98,207
Central Reinsurance Co. Ltd.(1)	592,585	421,196
Century Iron & Steel Industrial Co. Ltd.	151,000	1,229,933
Chailease Holding Co. Ltd.	111,978	619,110
Chain Chon Industrial Co. Ltd.	43,000	18,991
Chaintech Technology Corp.	42,000	65,003
Champion Building Materials Co. Ltd.(1)	81,900	32,413
Champion Microelectronic Corp.	19,000	42,903
Chang Hwa Commercial Bank Ltd.	3,274,735	1,845,166
Chang Wah Electromaterials, Inc.	193,000	235,396
Chang Wah Technology Co. Ltd.	17,500	19,134
Channel Well Technology Co. Ltd.(2)	245,000	636,501
Charoen Pokphand Enterprise	103,600	318,463
CHC Healthcare Group	217,000	421,227
Chen Full International Co. Ltd.	16,000	20,921
Chenbro Micom Co. Ltd.(2)	47,000	394,772
Cheng Fwa Industrial Co. Ltd.(2)	332,000	390,837
Cheng Loong Corp.	436,000	399,985
Cheng Mei Materials Technology Corp.	576,158	250,929
Cheng Shin Rubber Industry Co. Ltd.	2,443,000	3,631,432
Cheng Uei Precision Industry Co. Ltd.	477,000	686,213
Chenming Electronic Technology Corp.(2)	226,000	325,197
Chia Chang Co. Ltd.	30,000	41,343
Chia Hsin Cement Corp.	128,520	71,983
Chicony Electronics Co. Ltd.	800,000	4,749,044

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Chicony Power Technology Co. Ltd.	123,000	$660,570
Chieftek Precision Co. Ltd.	1,100	2,317
China Airlines Ltd.(2)	2,515,000	1,592,755
China Bills Finance Corp.	155,000	71,589
China Chemical & Pharmaceutical Co. Ltd.	328,000	251,661
China Container Terminal Corp.	38,000	27,590
China Development Financial Holding Corp.(1)	3,288,943	1,307,337
China Development Financial Holding Corp., Preference Shares(1)	402,360	91,925
China Electric Manufacturing Corp.(2)	450,000	245,090
China General Plastics Corp.	157,722	101,561
China Man-Made Fiber Corp.(1)	430,320	105,209
China Metal Products	301,000	368,507
China Motor Corp.	217,800	865,366
China Petrochemical Development Corp.(1)(2)	3,221,980	959,128
China Steel Chemical Corp.	6,000	21,258
China Steel Corp.	6,285,000	4,894,716
China Steel Structure Co. Ltd.	18,000	30,171
China Wire & Cable Co. Ltd.(2)	113,000	134,919
Chinese Maritime Transport Ltd.(2)	198,000	304,185
Chin-Poon Industrial Co. Ltd.(2)	742,000	1,229,168
Chipbond Technology Corp.(2)	592,000	1,329,921
ChipMOS Technologies, Inc.	480,000	670,015
Chlitina Holding Ltd.	34,000	205,090
Chong Hong Construction Co. Ltd.	1,000	2,471
Chroma ATE, Inc.	1,033,000	7,625,279
Chun Yuan Steel Industry Co. Ltd.	229,000	127,127
Chung Hung Steel Corp.	180,000	132,033
Chung Hwa Pulp Corp.	96,000	68,484
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	694,000	3,763,362
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	98,000	157,413
Chunghwa Precision Test Tech Co. Ltd.	22,000	384,266
Chunghwa Telecom Co. Ltd., ADR	158,787	6,000,561
Cleanaway Co. Ltd.	108,000	609,905
Clevo Co.	82,000	104,060
CMC Magnetics Corp.(1)(2)	1,019,063	351,692
Collins Co. Ltd.	48,000	32,441
Compal Electronics, Inc.(2)	3,710,000	4,284,181
Compeq Manufacturing Co. Ltd.	1,049,000	2,528,217
Concord International Securities Co. Ltd.	601,020	320,697
Concord Securities Co. Ltd.(1)	197,000	93,730
Concraft Holding Co. Ltd.(1)	3,826	1,919
Continental Holdings Corp.	521,000	441,756
Contrel Technology Co. Ltd.	79,000	75,383
Coremax Corp.	53,837	115,909
Coretronic Corp.(2)	299,000	672,551
Co-Tech Development Corp.(2)	1,362,000	2,552,450
Creative Sensor, Inc.	35,000	34,208
CSBC Corp. Taiwan(1)	207,000	120,408
CTBC Financial Holding Co. Ltd.	13,627,000	12,685,552
CTCI Corp.	508,000	690,570

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
CviLux Corp.	19,000	$28,333
CX Technology Co. Ltd.	18,000	16,736
CyberPower Systems, Inc.	7,000	45,998
CyberTAN Technology, Inc.(1)	61,000	39,798
DA CIN Construction Co. Ltd.(1)	42,400	66,340
Dafeng TV Ltd.	4,000	6,620
Da-Li Development Co. Ltd.	91,604	101,152
Darfon Electronics Corp.	131,000	220,685
Darwin Precisions Corp.(2)	172,000	85,340
Daxin Materials Corp.	31,000	129,441
Delta Electronics, Inc.	984,000	9,169,556
Depo Auto Parts Ind Co. Ltd.	202,000	1,013,075
Dimerco Data System Corp.	7,000	30,913
Dimerco Express Corp.	222,925	595,924
D-Link Corp.(2)	369,600	226,481
Double Bond Chemical Industry Co. Ltd.	1,134	1,461
Dr Wu Skincare Co. Ltd.	8,000	38,748
Dynamic Holding Co. Ltd.(2)	253,147	601,153
Dynamic Medical Technologies, Inc.	30,800	103,930
Dynapack International Technology Corp.	120,000	308,643
E Ink Holdings, Inc.	17,000	132,350
E.Sun Financial Holding Co. Ltd.	2,309,881	1,846,665
Eastech Holding Ltd.	107,000	322,413
Eastern Media International Corp.(1)	74,115	47,494
Eclat Textile Co. Ltd.	104,000	1,777,543
ECOVE Environment Corp.	1,000	9,428
Edimax Technology Co. Ltd.(2)	86,000	49,695
Edison Opto Corp.	81,911	71,289
Edom Technology Co. Ltd.(2)	68,200	55,574
eGalax_eMPIA Technology, Inc.	21,174	39,464
Egis Technology, Inc.(2)	20,000	212,736
Elan Microelectronics Corp.(2)	553,000	2,905,039
E-LIFE MALL Corp.	4,000	10,884
Elite Advanced Laser Corp.(2)	55,000	117,488
Elite Material Co. Ltd.	324,000	5,085,167
Elite Semiconductor Microelectronics Technology, Inc.(2)	154,000	456,133
Elitegroup Computer Systems Co. Ltd.(2)	198,000	200,783
eMemory Technology, Inc.	19,000	1,631,382
Emerging Display Technologies Corp.(2)	104,000	116,900
Ennostar, Inc.(1)	244,375	331,875
Eson Precision Ind Co. Ltd.	51,000	88,892
Eternal Materials Co. Ltd.	429,200	436,785
Eurocharm Holdings Co. Ltd.	6,000	34,080
Eva Airways Corp.(2)	3,777,000	3,760,042
Everest Textile Co. Ltd.(1)	2,322	536
Evergreen International Storage & Transport Corp.	603,000	637,299
Evergreen Marine Corp. Taiwan Ltd.(2)	863,676	4,524,548
EVERGREEN Steel Corp.	146,000	498,844
Everlight Chemical Industrial Corp.	130,000	88,469
Everlight Electronics Co. Ltd.	317,000	501,485

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Excelliance Mos Corp.	14,000	$55,411
Excelsior Medical Co. Ltd.	83,790	233,891
Far Eastern Department Stores Ltd.	373,000	287,358
Far Eastern International Bank	2,520,453	984,762
Far Eastern New Century Corp.	2,547,000	2,627,121
Far EasTone Telecommunications Co. Ltd.	1,169,673	2,914,122
Faraday Technology Corp.(2)	70,000	859,409
Farglory F T Z Investment Holding Co. Ltd.(2)	157,487	309,433
Farglory Land Development Co. Ltd.	253,000	449,839
Federal Corp.(1)	89,000	52,344
Feedback Technology Corp.	29,000	100,974
Feng Hsin Steel Co. Ltd.	101,000	217,874
Feng TAY Enterprise Co. Ltd.	126,376	661,101
Firich Enterprises Co. Ltd.(2)	63,064	60,730
First Financial Holding Co. Ltd.	4,310,216	3,696,768
First Hi-Tec Enterprise Co. Ltd.(2)	62,793	210,522
First Steamship Co. Ltd.(1)(2)	979,210	259,039
FIT Holding Co. Ltd.	75,000	118,141
Fitipower Integrated Technology, Inc.(1)(2)	120,484	921,494
Fittech Co. Ltd.	26,223	52,624
FLEXium Interconnect, Inc.(2)	1,834,000	5,011,630
Flytech Technology Co. Ltd.	82,000	185,015
FocalTech Systems Co. Ltd.	53,804	166,156
Forcecon Tech Co. Ltd.(2)	38,595	209,693
Forest Water Environment Engineering Co. Ltd.(1)	70	93
Formosa Advanced Technologies Co. Ltd.	41,000	47,365
Formosa Chemicals & Fibre Corp.	787,000	1,425,348
Formosa International Hotels Corp.(2)	24,000	158,426
Formosa Laboratories, Inc.(2)	160,000	558,656
Formosa Oilseed Processing Co. Ltd.	51,450	90,516
Formosa Petrochemical Corp.	50,000	117,585
Formosa Plastics Corp.(2)	2,118,000	4,806,769
Formosa Sumco Technology Corp.	7,000	34,684
Formosa Taffeta Co. Ltd.(2)	250,000	186,707
Formosan Rubber Group, Inc.(1)	78,300	58,700
Formosan Union Chemical	300,650	199,497
Fortune Electric Co. Ltd.	1,000	17,056
Foxconn Technology Co. Ltd.	825,000	1,297,814
Foxsemicon Integrated Technology, Inc.	87,000	660,926
Franbo Lines Corp.(2)	574,344	379,492
Froch Enterprise Co. Ltd.	118,000	71,128
FSP Technology, Inc.	147,000	260,193
Fu Hua Innovation Co. Ltd.(2)	354,229	318,487
Fubon Financial Holding Co. Ltd.	5,833,868	12,559,897
Fulgent Sun International Holding Co. Ltd.	210,000	834,370
Fulltech Fiber Glass Corp.(2)	160,913	97,374
Fusheng Precision Co. Ltd.	96,000	684,091
G Shank Enterprise Co. Ltd.	187,433	501,602
Galaxy Software Services Corp.	17,280	69,911
Gamania Digital Entertainment Co. Ltd.(2)	241,000	541,002

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
GEM Services, Inc.	9,000	$19,237
GEM Terminal Industrial Co. Ltd.(1)	80,000	105,380
Gemtek Technology Corp.	364,000	408,495
General Interface Solution Holding Ltd.(2)	169,000	311,386
Generalplus Technology, Inc.	27,000	43,492
GeneReach Biotechnology Corp.	18,157	21,877
Genesys Logic, Inc.	12,000	46,034
Genius Electronic Optical Co. Ltd.	71,079	953,504
Getac Holdings Corp.	232,000	877,712
GFC Ltd.	1,000	2,674
Giant Manufacturing Co. Ltd.	80,885	522,720
Giantplus Technology Co. Ltd.	150,000	66,221
Gigabyte Technology Co. Ltd.(2)	1,420,000	15,531,517
Global Brands Manufacture Ltd.(2)	398,280	822,982
Global Lighting Technologies, Inc.	26,000	42,284
Global Mixed Mode Technology, Inc.	69,000	567,025
Global PMX Co. Ltd.(2)	67,000	242,902
Global Unichip Corp.(2)	30,000	1,511,998
Globaltek Fabrication Co. Ltd.	23,000	38,939
Globalwafers Co. Ltd.(2)	97,000	1,713,248
Gloria Material Technology Corp.(2)	191,000	284,216
GMI Technology, Inc.(2)	44,767	59,214
Gold Circuit Electronics Ltd.	324,600	2,642,871
Goldsun Building Materials Co. Ltd.	992,674	1,036,698
Gordon Auto Body Parts	337,000	387,035
Gourmet Master Co. Ltd.(2)	126,000	352,880
Grand Fortune Securities Co. Ltd.(1)	440,600	186,079
Grand Ocean Retail Group Ltd.(1)	1,000	346
Grand Pacific Petrochemical(2)	3,207,253	1,436,243
Grand Process Technology Corp.(2)	19,000	494,841
Grape King Bio Ltd.	115,000	564,364
Great China Metal Industry	9,000	6,802
Great Tree Pharmacy Co. Ltd.	10,010	96,973
Great Wall Enterprise Co. Ltd.	209,220	386,726
Greatek Electronics, Inc.	199,000	376,709
Group Up Industrial Co. Ltd.	86,000	438,060
GTM Holdings Corp.	22,000	21,713
Gudeng Precision Industrial Co. Ltd.	3,510	49,963
Hai Kwang Enterprise Corp.(1)	79,800	50,425
Hannstar Board Corp.(2)	249,927	447,813
HannStar Display Corp.(1)(2)	2,130,000	765,727
HannsTouch Holdings Co.(1)	303,000	87,396
Hanpin Electron Co. Ltd.	32,000	43,709
Harmony Electronics Corp.	17,000	20,378
Harvatek Corp.	62,000	52,578
Heran Co. Ltd.	7,000	25,688
Highlight Tech Corp.	16,000	31,864
Highwealth Construction Corp.	201,987	253,704
Hi-Lai Foods Co. Ltd.	41,000	200,655
HIM International Music, Inc.	49,000	169,740

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Hiroca Holdings Ltd.	47,000	$57,092
Hitron Technology, Inc.(2)	519,000	495,157
Hiwin Technologies Corp.(2)	1,044,451	7,936,238
Ho Tung Chemical Corp.	506,000	145,670
Hocheng Corp.(2)	321,320	180,398
Holdings-Key Electric Wire & Cable Co. Ltd.(2)	229,800	253,973
Holiday Entertainment Co. Ltd.	11,050	31,627
Holtek Semiconductor, Inc.	93,000	176,506
Holy Stone Enterprise Co. Ltd.	81,900	251,161
Hon Hai Precision Industry Co. Ltd.	8,390,000	27,355,391
Hong Pu Real Estate Development Co. Ltd.	5,000	4,696
Hong TAI Electric Industrial(2)	323,000	273,952
Horizon Securities Co. Ltd.(1)	356,120	124,008
Hota Industrial Manufacturing Co. Ltd.	3,000	5,354
Hotai Finance Co. Ltd.	133,100	509,751
Hotai Motor Co. Ltd.	38,760	823,157
Hsin Ba Ba Corp.	14,000	31,381
Hsin Kuang Steel Co. Ltd.	2,000	4,224
Hsin Yung Chien Co. Ltd.	9,900	33,815
Hsing TA Cement Co.	62,000	34,995
HTC Corp.(1)	48,000	74,169
Hu Lane Associate, Inc.	35,225	186,750
Hua Nan Financial Holdings Co. Ltd.	3,515,987	2,448,584
Huaku Development Co. Ltd.	116,000	362,624
Huang Hsiang Construction Corp.	31,000	42,218
Hung Ching Development & Construction Co. Ltd.	31,000	30,785
Hung Sheng Construction Ltd.	318,880	202,773
Huxen Corp.	2,000	3,303
Hwacom Systems, Inc.	205,000	130,998
Hwang Chang General Contractor Co. Ltd.	283,000	375,648
Hycon Technology Corp.	351	718
IBF Financial Holdings Co. Ltd.(1)	1,701,139	661,925
IC Plus Corp.	16,000	31,470
Ichia Technologies, Inc.(2)	471,000	517,350
I-Chiun Precision Industry Co. Ltd.(2)	378,000	590,621
IEI Integration Corp.	130,000	346,198
Infortrend Technology, Inc.	92,000	73,419
Info-Tek Corp.	19,000	30,003
Innodisk Corp.	56,507	546,457
Innolux Corp.	9,306,518	4,465,393
Inpaq Technology Co. Ltd.	54,611	145,464
Insyde Software Corp.	18,000	167,594
Intai Technology Corp.	18,000	71,376
Integrated Service Technology, Inc.(2)	131,000	543,498
Interactive Digital Technologies, Inc.	3,000	7,698
International CSRC Investment Holdings Co.	704,000	405,603
International Games System Co. Ltd.	112,000	3,020,735
Inventec Corp.(2)	1,682,000	2,929,780
Iron Force Industrial Co. Ltd.	104,000	302,825
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	15,694

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
ITE Technology, Inc.	72,000	$376,038
ITEQ Corp.	129,000	364,165
Jarllytec Co. Ltd.(2)	41,000	324,462
Jean Co. Ltd.	101,000	87,257
Jentech Precision Industrial Co. Ltd.	3,299	96,060
Jess-Link Products Co. Ltd.	51,000	153,925
Jiin Yeeh Ding Enterprise Co. Ltd.	26,400	42,335
Jinan Acetate Chemical Co. Ltd.(2)	27,428	841,059
Jourdeness Group Ltd.	45,000	78,800
K Laser Technology, Inc.	38,000	27,510
Kaimei Electronic Corp.(2)	187,200	396,431
Kaori Heat Treatment Co. Ltd.(2)	53,000	466,534
KEE TAI Properties Co. Ltd.	181,000	87,944
Kenda Rubber Industrial Co. Ltd.	157,041	150,308
Kenmec Mechanical Engineering Co. Ltd.(2)	221,000	596,102
Kerry TJ Logistics Co. Ltd.	94,000	113,064
Kindom Development Co. Ltd.	487,200	608,716
King Polytechnic Engineering Co. Ltd.	184,000	392,023
King Slide Works Co. Ltd.(2)	3,000	128,892
King Yuan Electronics Co. Ltd.	1,125,000	3,167,923
King's Town Bank Co. Ltd.	1,018,000	1,438,435
Kinik Co.	64,000	522,813
Kinpo Electronics	361,000	175,938
Kinsus Interconnect Technology Corp.	246,000	753,146
KMC Kuei Meng International, Inc.	14,000	68,458
KNH Enterprise Co. Ltd.(2)	99,000	77,899
KS Terminals, Inc.	193,000	434,185
Kung Long Batteries Industrial Co. Ltd.	48,000	201,197
Kung Sing Engineering Corp.(1)(2)	926,400	384,146
Kuo Toong International Co. Ltd.(2)	652,000	1,424,403
Kuo Yang Construction Co. Ltd.(1)	49,727	35,660
Kura Sushi Asia Co. Ltd.	21,000	76,292
Kwong Lung Enterprise Co. Ltd.	65,000	120,787
L&K Engineering Co. Ltd.(2)	390,000	2,080,180
LandMark Optoelectronics Corp.	15,000	70,564
Lanner Electronics, Inc.	157,940	525,004
Largan Precision Co. Ltd.	37,000	3,036,568
Launch Technologies Co. Ltd.(2)	26,000	47,087
Lealea Enterprise Co. Ltd.(1)(2)	529,040	169,093
Lelon Electronics Corp.(2)	56,138	129,379
Leofoo Development Co. Ltd.(1)	224,000	120,169
Li Cheng Enterprise Co. Ltd.(1)	1,071	649
Li Peng Enterprise Co. Ltd.(1)	391,000	103,508
Lian HWA Food Corp.	52,148	143,418
Lida Holdings Ltd.	24,000	23,783
Lien Hwa Industrial Holdings Corp.	8,600	17,832
Lingsen Precision Industries Ltd.(2)	239,000	201,244
Lion Travel Service Co. Ltd.(1)	74,098	273,141
Lite-On Technology Corp.	1,732,000	6,009,445
Liton Technology Corp.	1,000	1,144

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Long Bon International Co. Ltd.(1)	1,800	$880
Longchen Paper & Packaging Co. Ltd.	390,889	172,551
Longwell Co.(2)	329,000	1,034,524
Lotes Co. Ltd.	20,776	674,063
Lotus Pharmaceutical Co. Ltd.(1)(2)	108,000	990,566
Lucky Cement Corp.	60,000	29,889
Lumax International Corp. Ltd.	9,000	27,955
Lung Yen Life Service Corp.(1)	18,000	22,368
Macauto Industrial Co. Ltd.	25,000	57,879
Machvision, Inc.(2)	17,039	171,545
Macroblock, Inc.	27,000	92,678
Macronix International Co. Ltd.(2)	1,941,000	1,748,939
Magnate Technology Co. Ltd.	85,000	82,249
Makalot Industrial Co. Ltd.	412,825	4,858,806
Marketech International Corp.	74,000	372,324
Materials Analysis Technology, Inc.(1)(2)	65,212	558,992
Mechema Chemicals International Corp.	40,000	100,650
MedFirst Healthcare Services, Inc.	12,059	31,319
MediaTek, Inc.	191,000	6,892,486
Mega Financial Holding Co. Ltd.	1,243,512	1,523,476
Mercuries & Associates Holding Ltd.(1)	65,184	26,203
Mercuries Life Insurance Co. Ltd.(1)	1,419,398	222,296
Merry Electronics Co. Ltd.	330,000	1,232,950
Microbio Co. Ltd.	7,914	11,642
Micro-Star International Co. Ltd.	1,397,000	8,454,050
MIN AIK Technology Co. Ltd.	35,000	22,319
Mirle Automation Corp.	41,000	49,495
Mitac Holdings Corp.(2)	961,560	1,287,636
momo.com, Inc.(2)	9,900	139,477
MOSA Industrial Corp.(2)	291,938	213,943
Mosel Vitelic, Inc.(2)	79,000	78,378
Motech Industries, Inc.	2,451	2,146
MPI Corp.	213,000	2,178,273
MSSCORPS Co. Ltd.	29,000	138,082
My Humble House Hospitality Management Consulting(1)	183,000	283,762
Nak Sealing Technologies Corp.	15,000	64,299
Namchow Holdings Co. Ltd.	33,000	57,106
Nan Kang Rubber Tire Co. Ltd.(1)	1,000	1,245
Nan Liu Enterprise Co. Ltd.	6,000	13,795
Nan Pao Resins Chemical Co. Ltd.	71,000	676,342
Nan Ya Plastics Corp.	2,092,000	3,956,070
Nan Ya Printed Circuit Board Corp.(2)	205,000	1,373,475
Nang Kuang Pharmaceutical Co. Ltd.(2)	67,000	105,578
Nantex Industry Co. Ltd.	154,000	172,267
Nanya Technology Corp.	1,489,000	3,170,081
Netronix, Inc.(2)	83,000	252,730
Nexcom International Co. Ltd.	57,000	87,499
Nichidenbo Corp.	85,000	169,540
Nidec Chaun-Choung Technology Corp.	7,000	31,702
Nien Made Enterprise Co. Ltd.	143,000	1,673,991

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Niko Semiconductor Co. Ltd.	33,640	$60,351
Nishoku Technology, Inc.	6,000	23,152
Novatek Microelectronics Corp.(2)	525,000	9,992,508
Nuvoton Technology Corp.	345,428	1,411,152
Nyquest Technology Co. Ltd.	14,000	37,277
O-Bank Co. Ltd.	940,430	296,215
Ocean Plastics Co. Ltd.(1)	30,000	34,175
Orient Semiconductor Electronics Ltd.(2)	1,796,000	4,120,503
Oriental Union Chemical Corp.	218,000	132,617
O-TA Precision Industry Co. Ltd.(2)	96,000	279,795
Pacific Hospital Supply Co. Ltd.	11,099	31,368
Pan Jit International, Inc.(2)	325,000	642,215
Pan-International Industrial Corp.	318,000	330,454
Parade Technologies Ltd.	2,000	64,334
P-Duke Technology Co. Ltd.(1)	30,105	92,679
Pegatron Corp.	2,070,000	5,605,060
Pegavision Corp.	46,685	591,465
PharmaEngine, Inc.	52,000	170,330
Pharmally International Holding Co. Ltd.(1)	1,282	—
Phihong Technology Co. Ltd.(1)	74,499	144,665
Phison Electronics Corp.	123,000	2,446,543
Phoenix Silicon International Corp.(2)	127,364	210,081
Pixart Imaging, Inc.	70,000	379,196
Pou Chen Corp.	2,743,000	2,649,957
Power Wind Health Industry, Inc.	4,252	14,867
Powerchip Semiconductor Manufacturing Corp.(2)	1,473,000	1,287,656
Powertech Technology, Inc.	1,280,000	6,325,010
Poya International Co. Ltd.	31,614	491,577
President Chain Store Corp.	689,000	5,874,463
President Securities Corp.	540,929	350,938
Primax Electronics Ltd.	552,000	1,271,873
Prince Housing & Development Corp.	361,000	117,135
Promate Electronic Co. Ltd.	22,000	55,034
Prosperity Dielectrics Co. Ltd.	34,000	50,308
Qisda Corp.	260,000	379,574
QST International Corp.	10,886	21,020
Quang Viet Enterprise Co. Ltd.	6,000	20,903
Quanta Computer, Inc.(2)	1,751,000	12,866,924
Quanta Storage, Inc.(2)	655,000	1,605,577
Quintain Steel Co. Ltd.	191,948	87,171
Radiant Opto-Electronics Corp.(2)	1,655,000	7,728,565
Radium Life Tech Co. Ltd.(1)	142,564	42,416
Raydium Semiconductor Corp.	45,000	637,315
Realtek Semiconductor Corp.	462,000	8,326,645
Rechi Precision Co. Ltd.(2)	691,000	517,293
Rexon Industrial Corp. Ltd.(1)	49,000	75,145
Rich Development Co. Ltd.(1)	875,000	289,366
Ritek Corp.(1)	64,281	16,175
Rodex Fasteners Corp.	64,000	89,428
Roo Hsing Co. Ltd.(1)	170,000	20,413

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Ruentex Development Co. Ltd.(1)	1,108,260	$1,275,365
Ruentex Engineering & Construction Co.	23,290	89,974
Ruentex Industries Ltd.(1)(2)	522,306	979,036
Run Long Construction Co. Ltd.	93,000	303,166
Sampo Corp.	50,000	45,884
San Fang Chemical Industry Co. Ltd.	173,000	146,293
San Fu Chemical Co. Ltd.	21,000	101,008
San Shing Fastech Corp.	17,000	30,668
Sanyang Motor Co. Ltd.(2)	454,000	1,073,898
Savior Lifetec Corp.(2)	149,000	94,773
SCI Pharmtech, Inc.	6,862	19,793
Scientech Corp.(2)	37,000	312,349
ScinoPharm Taiwan Ltd.	2,000	1,606
SDI Corp.	15,000	49,164
Senao International Co. Ltd.	1,000	1,223
Senao Networks, Inc.(2)	44,000	328,886
Sensortek Technology Corp.	9,000	133,627
Sesoda Corp.(2)	134,997	135,859
Shanghai Commercial & Savings Bank Ltd.	2,092,565	2,979,380
Sharehope Medicine Co. Ltd.(2)	127,050	128,250
Sheng Yu Steel Co. Ltd.	51,000	45,095
ShenMao Technology, Inc.(2)	192,000	443,909
Shieh Yih Machinery Industry Co. Ltd.(2)	170,000	132,858
Shih Her Technologies, Inc.	24,000	96,007
Shih Wei Navigation Co. Ltd.(2)	296,706	188,572
Shihlin Paper Corp.(1)	30,000	50,296
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	28,445
Shin Kong Financial Holding Co. Ltd.(1)(2)	8,597,740	2,257,207
Shin Zu Shing Co. Ltd.(2)	422,536	2,260,067
Shining Building Business Co. Ltd.(1)	125,000	39,117
Shinkong Insurance Co. Ltd.	114,000	250,392
Shinkong Synthetic Fibers Corp.	991,000	478,507
Shiny Chemical Industrial Co. Ltd.	39,582	191,712
ShunSin Technology Holding Ltd.	12,000	83,407
Shuttle, Inc.(2)	124,000	80,343
Sigurd Microelectronics Corp.	517,063	1,151,896
Silergy Corp.	12,000	158,341
Silicon Integrated Systems Corp.(2)	359,404	490,741
Simplo Technology Co. Ltd.	180,000	2,429,936
Sinbon Electronics Co. Ltd.	4,000	32,712
Sincere Navigation Corp.(2)	783,060	685,059
Singatron Enterprise Co. Ltd.	48,000	61,971
Sinher Technology, Inc.	15,000	16,185
Sinkang Industries Co. Ltd.	3,000	1,605
Sinmag Equipment Corp.	54,000	261,663
Sino-American Silicon Products, Inc.(2)	1,656,000	9,730,822
Sinon Corp.	526,000	702,127
SinoPac Financial Holdings Co. Ltd.	8,698,326	5,534,961
Sinopower Semiconductor, Inc.	6,600	23,804
Sinyi Realty, Inc.	34,000	31,676

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Sitronix Technology Corp.	201,000	$1,846,312
Siward Crystal Technology Co. Ltd.(2)	221,000	257,423
Softstar Entertainment, Inc.	1,554	3,683
Soft-World International Corp.	138,000	584,475
Solar Applied Materials Technology Corp.	264,670	370,449
Solomon Technology Corp.(2)	163,000	204,773
Solteam, Inc.	44,863	61,401
Sonix Technology Co. Ltd.	66,000	112,182
Speed Tech Corp.	1,000	2,139
Sporton International, Inc.	102,000	759,609
St. Shine Optical Co. Ltd.	39,000	246,770
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	33,881
Standard Foods Corp.	59,000	70,370
Stark Technology, Inc.	35,000	140,186
Sumeeko Industries Co. Ltd.	38,000	113,293
Sunjuice Holdings Co. Ltd.	3,000	24,250
Sunny Friend Environmental Technology Co. Ltd.	11,244	37,553
Sunonwealth Electric Machine Industry Co. Ltd.(2)	330,000	1,327,647
Sunplus Technology Co. Ltd.	25,000	26,207
Sunrex Technology Corp.	74,000	150,558
Supreme Electronics Co. Ltd.	780,353	1,541,464
Swancor Holding Co. Ltd.(2)	92,000	336,529
Sweeten Real Estate Development Co. Ltd.	4,579	4,005
Symtek Automation Asia Co. Ltd.(2)	92,223	351,835
Syncmold Enterprise Corp.	32,000	79,737
Synnex Technology International Corp.	481,000	1,184,963
Syscom Computer Engineering Co.(2)	89,000	155,583
Systex Corp.	17,000	60,818
T3EX Global Holdings Corp.(2)	194,213	566,156
TA Chen Stainless Pipe(2)	2,109,620	2,397,394
Ta Ya Electric Wire & Cable	128,585	152,643
TAI Roun Products Co. Ltd.	23,000	10,132
TA-I Technology Co. Ltd.	31,750	47,649
Tai Tung Communication Co. Ltd.(1)	46,174	34,189
Taichung Commercial Bank Co. Ltd.	3,622,078	1,908,414
TaiDoc Technology Corp.	85,000	427,364
Taiflex Scientific Co. Ltd.	22,000	31,751
Taigen Biopharmaceuticals Holdings Ltd.(1)	68,000	32,540
Taimide Tech, Inc.	55,000	77,496
Tainan Spinning Co. Ltd.	189,000	92,418
Tai-Saw Technology Co. Ltd.	75,000	71,252
Taishin Financial Holding Co. Ltd.	10,010,382	5,512,197
TaiSol Electronics Co. Ltd.	13,000	27,415
Taisun Enterprise Co. Ltd.	4,000	2,684
Taita Chemical Co. Ltd.	112,850	60,023
TAI-TECH Advanced Electronics Co. Ltd.	15,000	55,759
Taitien Electronics Co. Ltd.	107,000	121,862
Taiwan Business Bank	7,104,204	3,147,622
Taiwan Cement Corp.	1,302,853	1,324,566
Taiwan Cogeneration Corp.	57,780	90,707

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Taiwan Cooperative Financial Holding Co. Ltd.	3,507,676	$2,882,043
Taiwan Fertilizer Co. Ltd.	489,000	1,030,775
Taiwan Fire & Marine Insurance Co. Ltd.	41,000	34,461
Taiwan FU Hsing Industrial Co. Ltd.	68,000	111,265
Taiwan Glass Industry Corp.(1)(2)	1,035,000	597,783
Taiwan High Speed Rail Corp.	513,000	490,225
Taiwan Hon Chuan Enterprise Co. Ltd.	639,000	2,940,582
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,000	77,934
Taiwan IC Packaging Corp.	32,000	19,618
Taiwan Kong King Co. Ltd.	43,000	41,815
Taiwan Line Tek Electronic(2)	196,420	241,734
Taiwan Mask Corp.	52,000	114,586
Taiwan Mobile Co. Ltd.	906,000	2,839,264
Taiwan Navigation Co. Ltd.	453,000	508,098
Taiwan Paiho Ltd.	549,000	1,006,129
Taiwan PCB Techvest Co. Ltd.	238,000	313,850
Taiwan Sakura Corp.	4,000	9,418
Taiwan Secom Co. Ltd.	88,000	329,950
Taiwan Semiconductor Co. Ltd.(2)	76,000	192,535
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,925,061	247,697,599
Taiwan Shin Kong Security Co. Ltd.	7,070	8,957
Taiwan Steel Union Co. Ltd.	22,000	63,396
Taiwan Styrene Monomer	72,000	32,477
Taiwan Surface Mounting Technology Corp.	846,000	2,628,516
Taiwan Takisawa Technology Co. Ltd.	19,000	20,088
Taiwan TEA Corp.(1)(2)	304,000	199,919
Taiwan Union Technology Corp.(2)	477,000	2,363,461
Taiwan-Asia Semiconductor Corp.	200,000	265,950
Taiyen Biotech Co. Ltd.	24,000	26,054
Tatung Co. Ltd.(1)(2)	1,743,000	2,864,965
Tatung System Technologies, Inc.	21,000	38,955
TCI Co. Ltd.	2,000	10,175
Te Chang Construction Co. Ltd.	82,000	198,869
Team Group, Inc.(2)	105,000	277,214
Teco Electric & Machinery Co. Ltd.(2)	2,105,000	3,280,063
Tera Autotech Corp.	114,000	95,753
Test Research, Inc.	60,000	138,554
Test Rite International Co. Ltd.	33,000	21,555
Thermaltake Technology Co. Ltd.	97	141
Thinking Electronic Industrial Co. Ltd.	68,000	366,066
Thye Ming Industrial Co. Ltd.	247,400	574,175
Ton Yi Industrial Corp.	737,000	361,525
Tong Hsing Electronic Industries Ltd.(2)	103,381	495,585
Tong Yang Industry Co. Ltd.	810,000	2,534,554
Tong-Tai Machine & Tool Co. Ltd.	397,000	262,881
Top Bright Holding Co. Ltd.(1)	6,400	25,235
Top Union Electronics Corp.	71,680	77,817
Topco Scientific Co. Ltd.	126,553	778,948
Topkey Corp.(2)	123,000	728,541
Topoint Technology Co. Ltd.	51,000	46,735

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
TPK Holding Co. Ltd.	523,000	$579,063
Trade-Van Information Services Co.	2,000	4,419
Transcend Information, Inc.	59,000	149,385
Tripod Technology Corp.	835,000	5,505,216
Trusval Technology Co. Ltd.	67,000	310,113
Tsang Yow Industrial Co. Ltd.(2)	169,000	184,771
Tsann Kuen Enterprise Co. Ltd.	102,589	125,127
TSC Auto ID Technology Co. Ltd.	8,798	65,550
TSRC Corp.	329,000	237,508
TST Group Holding Ltd.	11,000	43,471
Ttet Union Corp.	6,000	27,425
TTFB Co. Ltd.	23,000	168,270
TTY Biopharm Co. Ltd.	74,000	189,757
Tul Corp.(1)	18,000	56,889
Tung Ho Steel Enterprise Corp.	886,760	2,167,857
Tung Thih Electronic Co. Ltd.	56,000	235,451
TXC Corp.	1,655,000	5,230,668
TYC Brother Industrial Co. Ltd.(2)	478,000	766,069
Tycoons Group Enterprise(1)	46,384	16,658
UDE Corp.	31,000	74,480
Ultra Chip, Inc.	20,000	57,509
U-Ming Marine Transport Corp.	537,000	944,732
Uni Travel Services Co. Ltd.(1)	26	74
Unic Technology Corp.(2)	183,000	156,524
Unimicron Technology Corp.(2)	1,671,000	9,494,509
Union Bank of Taiwan	1,187,185	533,408
Union Insurance Co. Ltd.(1)(2)	155,000	169,107
Uni-President Enterprises Corp.	2,301,000	5,587,380
Unitech Computer Co. Ltd.	46,000	48,837
Unitech Printed Circuit Board Corp.(2)	567,000	382,397
United Integrated Services Co. Ltd.	588,000	5,458,137
United Microelectronics Corp.(2)	10,244,000	15,794,490
United Orthopedic Corp.	63,000	197,961
United Renewable Energy Co. Ltd.	31,085	12,203
Universal Cement Corp.	394,870	371,131
Universal Vision Biotechnology Co. Ltd.	15,582	148,617
Universal, Inc.	17,000	18,400
UPC Technology Corp.	395,000	183,212
Userjoy Technology Co. Ltd.	16,117	39,048
USI Corp.	314,000	180,999
Utechzone Co. Ltd.	60,000	150,506
Vanguard International Semiconductor Corp.(2)	1,657,000	3,785,156
Ventec International Group Co. Ltd.	30,000	87,749
VIA Labs, Inc.	2,000	16,954
Viking Tech Corp.	69,000	122,753
Visco Vision, Inc.(2)	33,000	271,631
Visual Photonics Epitaxy Co. Ltd.	67,000	346,494
Voltronic Power Technology Corp.	33,100	1,682,179
Wafer Works Corp.	148,000	186,524
Wah Hong Industrial Corp.	19,000	21,122

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Wah Lee Industrial Corp.	37,740	$133,247
Walsin Lihwa Corp.(2)	2,048,553	2,399,482
Walsin Technology Corp.(2)	272,000	966,137
Walton Advanced Engineering, Inc.	88,000	46,683
Wan Hai Lines Ltd.(2)	908,640	1,447,479
WEI Chih Steel Industrial Co. Ltd.(2)	76,000	62,474
Wei Chuan Foods Corp.	82,000	49,064
Weikeng Industrial Co. Ltd.	469,000	493,508
Well Shin Technology Co. Ltd.	16,000	27,391
Wholetech System Hitech Ltd.	33,000	98,868
Win Semiconductors Corp.	99,000	476,350
Winbond Electronics Corp.	2,444,608	2,161,296
Winstek Semiconductor Co. Ltd.(2)	93,000	371,214
WinWay Technology Co. Ltd.(2)	10,000	242,796
Wisdom Marine Lines Co. Ltd.	643,378	1,248,869
Wisechip Semiconductor, Inc.	12,000	14,622
Wistron Corp.(2)	2,096,000	7,675,062
Wistron Information Technology & Services Corp.(2)	86,345	396,545
Wistron NeWeb Corp.(2)	405,038	1,968,664
Wiwynn Corp.(2)	66,000	4,872,636
Wonderful Hi-Tech Co. Ltd.(2)	202,000	205,903
Wowprime Corp.(2)	140,737	1,069,692
WPG Holdings Ltd.	827,000	2,428,159
WT Microelectronics Co. Ltd.(2)	274,085	1,488,639
WW Holding, Inc.	13,000	51,623
XinTec, Inc.	39,000	162,992
Xxentria Technology Materials Corp.	134,600	306,730
Yageo Corp.(2)	146,822	2,594,105
Yang Ming Marine Transport Corp.	1,627,000	2,566,894
Yankey Engineering Co. Ltd.	45,639	551,762
YC INOX Co. Ltd.	248,486	201,203
YCC Parts Manufacturing Co. Ltd.	79,000	180,290
Yea Shin International Development Co. Ltd.	44,297	49,162
Yem Chio Co. Ltd.	261,579	141,120
Yen Sun Technology Corp.	132,000	206,840
Yeong Guan Energy Technology Group Co. Ltd.(1)	70,000	128,772
YFY, Inc.	1,541,000	1,475,097
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	13,891
Yieh Phui Enterprise Co. Ltd.	453,200	218,605
Young Fast Optoelectronics Co. Ltd.	39,000	69,269
Youngtek Electronics Corp.	50,000	98,561
Yuanta Financial Holding Co. Ltd.	8,391,663	7,292,540
Yulon Finance Corp.(2)	286,990	1,504,856
Yulon Motor Co. Ltd.(2)	1,284,099	2,877,809
YungShin Global Holding Corp.	133,000	197,931
Zeng Hsing Industrial Co. Ltd.	16,115	51,981
Zenitron Corp.	50,000	58,110
Zero One Technology Co. Ltd.	171,526	424,971
Zhen Ding Technology Holding Ltd.(2)	1,468,000	4,671,875
Zhong Yang Technology Co. Ltd.(1)	75,000	141,853

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Zinwell Corp.(1)	75,000	$51,021
Zippy Technology Corp.	46,000	76,419
Zyxel Group Corp.(2)	765,043	1,090,656
		962,456,494
Thailand — 2.1%
AAPICO Hitech PCL, NVDR	269,200	178,804
Absolute Clean Energy PCL, NVDR(1)	830,900	35,176
Advanced Info Service PCL, NVDR	471,900	2,647,522
Advanced Information Technology PCL, NVDR	307,700	36,940
AEON Thana Sinsap Thailand PCL, NVDR	42,600	178,355
Airports of Thailand PCL, NVDR	1,101,200	1,951,492
AJ Plast PCL, NVDR(1)	39,300	6,628
Amanah Leasing PCL, NVDR	318,700	19,898
Amata Corp. PCL, NVDR	446,200	280,091
Ananda Development PCL, NVDR(1)	53,000	1,283
AP Thailand PCL, NVDR	4,372,800	1,281,231
Aqua Corp. PCL, NVDR(1)	1,757,300	16,660
Asia Aviation PCL, NVDR(1)	50,344	3,178
Asia Plus Group Holdings PCL, NVDR	561,700	44,102
Asian Sea Corp. PCL, NVDR	207,750	39,434
Asset World Corp. PCL, NVDR	1,689,200	181,489
B Grimm Power PCL, NVDR	323,600	232,496
Bangchak Corp. PCL, NVDR	2,744,300	3,178,582
Bangkok Bank PCL, NVDR	74,200	295,869
Bangkok Chain Hospital PCL, NVDR	3,989,000	2,348,856
Bangkok Dusit Medical Services PCL, NVDR	4,581,300	3,639,659
Bangkok Expressway & Metro PCL, NVDR	4,402,200	989,554
Bangkok Land PCL, NVDR(1)	2,403,600	45,529
Bangkok Life Assurance PCL, NVDR	2,567,400	1,282,209
Banpu PCL, NVDR	8,372,466	1,306,737
Banpu Power PCL, NVDR	119,900	46,843
BCPG PCL, NVDR	686,100	148,429
Beauty Community PCL, NVDR(1)	64,400	1,007
BEC World PCL, NVDR	687,000	79,311
Berli Jucker PCL, NVDR	252,500	170,667
Better World Green PCL, NVDR(1)	4,590,800	70,726
BG Container Glass PCL, NVDR	56,100	11,739
BTS Group Holdings PCL, NVDR	2,493,400	358,327
Bumrungrad Hospital PCL, NVDR	405,200	2,528,184
Cal-Comp Electronics Thailand PCL, NVDR	516,574	35,173
Carabao Group PCL, NVDR	10,500	20,373
Central Pattana PCL, NVDR	1,206,900	2,178,797
Central Plaza Hotel PCL, NVDR(1)	113,900	136,661
Central Retail Corp. PCL, NVDR	495,866	481,331
CH Karnchang PCL, NVDR	471,600	306,136
Charoen Pokphand Foods PCL, NVDR	2,660,700	1,401,918
Chularat Hospital PCL, NVDR	17,230,200	1,413,999
CK Power PCL, NVDR	593,200	65,207
Com7 PCL, NVDR	613,500	355,261
Country Group Development PCL, NVDR(1)	979,000	9,272

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Country Group Holdings PCL, NVDR(1)	391,100	$7,412
CP ALL PCL, NVDR	1,351,200	2,166,596
CP Axtra PCL, NVDR	20,337	18,885
Delta Electronics Thailand PCL, NVDR	1,276,900	2,541,944
Dhipaya Group Holdings PCL, NVDR	41,000	33,416
Diamond Building Products PCL, NVDR	51,200	11,713
Ditto Thailand PCL, NVDR	57,600	38,656
Dohome PCL, NVDR	309,300	103,665
Dynasty Ceramic PCL, NVDR	1,977,800	102,591
Eastern Polymer Group PCL, NVDR	226,400	44,940
Ekachai Medical Care PCL, NVDR	252,560	54,151
Electricity Generating PCL, NVDR	582,700	1,909,489
Energy Absolute PCL, NVDR	1,101,400	1,084,042
Erawan Group PCL, NVDR(1)	6,158,340	815,016
Forth Corp. PCL, NVDR	56,900	25,596
G J Steel PCL, NVDR(1)	6,403,900	39,247
GFPT PCL, NVDR	287,200	95,219
Global Power Synergy PCL, NVDR	115,800	164,696
Gulf Energy Development PCL, NVDR	919,820	1,104,332
Gunkul Engineering PCL, NVDR	2,557,400	195,427
Haad Thip PCL, NVDR	27,800	13,100
Hana Microelectronics PCL, NVDR	353,800	366,597
Home Product Center PCL, NVDR	5,929,700	1,852,017
Ichitan Group PCL, NVDR	558,100	275,860
Indorama Ventures PCL, NVDR	1,302,300	846,336
Intouch Holdings PCL, NVDR	247,300	467,318
IRPC PCL, NVDR	4,511,700	245,303
Italian-Thai Development PCL, NVDR(1)	2,149,900	51,080
Jasmine International PCL, NVDR	5,400,600	307,918
JMT Network Services PCL, NVDR	88,068	54,977
Kasikornbank PCL, NVDR	574,200	1,970,434
KCE Electronics PCL, NVDR	1,516,000	1,604,888
KGI Securities Thailand PCL, NVDR	805,200	108,277
Khon Kaen Sugar Industry PCL, NVDR	380,000	26,286
Kiatnakin Phatra Bank PCL, NVDR	99,300	142,662
Krung Thai Bank PCL, NVDR	3,580,100	1,606,773
Krungthai Card PCL, NVDR	757,300	903,069
Land & Houses PCL, NVDR	9,677,200	2,048,881
Lanna Resources PCL, NVDR	86,300	36,318
LPN Development PCL, NVDR	441,700	44,335
Major Cineplex Group PCL, NVDR	178,400	69,137
MBK PCL, NVDR	568,700	262,126
MC Group PCL, NVDR	181,500	70,415
MCS Steel PCL, NVDR	184,800	34,019
Mega Lifesciences PCL, NVDR	389,300	451,651
MFEC PCL, NVDR	71,500	13,558
Minor International PCL, NVDR	2,773,900	2,456,214
MK Restaurants Group PCL, NVDR	9,300	9,732
Muangthai Capital PCL, NVDR	799,000	1,022,513
Namyong Terminal PCL, NVDR	30,600	3,956

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Noble Development PCL, Class C, NVDR	205,200	$21,519
Nusasiri PCL, NVDR(1)	2,022,600	28,152
Origin Property PCL, NVDR	94,600	20,059
Osotspa PCL, NVDR	389,400	220,883
Plan B Media PCL, NVDR	8,276,300	2,022,486
Polyplex Thailand PCL, NVDR	118,600	33,451
POSCO-Thainox PCL, NVDR(1)	576,900	8,375
Praram 9 Hospital PCL, NVDR	182,600	96,583
Precious Shipping PCL, NVDR	651,100	161,321
Premier Marketing PCL, NVDR	72,700	15,396
Prima Marine PCL, NVDR	866,200	158,276
Property Perfect PCL, NVDR	2,307,910	17,994
Pruksa Holding PCL, NVDR	89,200	30,639
PTG Energy PCL, NVDR	2,313,600	587,786
PTT Exploration & Production PCL, NVDR	789,700	3,316,220
PTT Global Chemical PCL, NVDR	1,858,400	1,966,917
PTT Oil & Retail Business PCL, NVDR	2,693,200	1,358,659
PTT PCL, NVDR	5,808,300	5,543,901
Quality Houses PCL, NVDR	30,508,600	1,839,396
R&B Food Supply PCL, NVDR	29,500	9,802
Rabbit Holdings PCL, NVDR(1)	3,088,800	33,650
Raimon Land PCL, NVDR(1)	1,000,000	12,272
Rajthanee Hospital PCL, NVDR	65,600	47,553
Ratch Group PCL, NVDR	645,450	521,704
Ratchthani Leasing PCL, NVDR	1,553,750	89,328
Regional Container Lines PCL, NVDR	3,242,600	2,013,399
Roctec Global PCL, NVDR(1)	1,993,300	33,398
Rojana Industrial Park PCL, NVDR	239,200	39,392
RS PCL, NVDR	208,010	82,434
S Hotels & Resorts PCL, NVDR(1)	1,097,200	75,480
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	24,883
Sabina PCL, NVDR	189,300	133,457
Samart Corp. PCL, NVDR(1)	72,200	11,889
Sansiri PCL, NVDR	37,551,400	1,928,161
Sappe PCL, NVDR	3,200	7,715
SC Asset Corp. PCL, NVDR	869,800	81,482
SCB X PCL, NVDR	169,600	532,701
SCGJWD Logistics PCL, NVDR(1)	164,800	69,403
SEAFCO PCL, NVDR(1)	16,100	1,195
Sermsang Power Corp. Co. Ltd., NVDR	416,975	89,588
Siam Cement PCL, NVDR	394,400	2,958,208
Siam City Cement PCL, NVDR	19,500	73,930
Siam Global House PCL, NVDR	1,700,357	804,686
Siamgas & Petrochemicals PCL, NVDR	124,500	29,360
Sikarin PCL, NVDR	21,100	5,878
Singer Thailand PCL, NVDR	304,200	81,032
Singha Estate PCL, NVDR	1,000,000	23,724
Sino-Thai Engineering & Construction PCL, NVDR	1,353,900	381,230
SISB PCL, NVDR	89,700	104,027
SNC Former PCL, NVDR	107,500	21,767

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Somboon Advance Technology PCL, NVDR	159,800	$82,964
SPCG PCL, NVDR	87,000	30,338
Sri Trang Agro-Industry PCL, NVDR	940,600	506,170
Srisawad Capital 1969 PCL, NVDR	228,500	19,872
Srisawad Corp. PCL, NVDR	1,650,100	1,754,600
Srivichai Vejvivat PCL, NVDR	93,400	21,254
Star Petroleum Refining PCL, NVDR	459,000	114,294
STP & I PCL, NVDR(1)	367,800	33,518
Supalai PCL, NVDR	915,500	536,032
Super Energy Corp. PCL, NVDR(1)	6,494,800	61,767
Susco PCL, NVDR	694,300	94,637
Synnex Thailand PCL, NVDR	47,100	13,080
Taokaenoi Food & Marketing PCL, Class R, NVDR	609,400	200,979
Tata Steel Thailand PCL, NVDR	498,600	10,572
TEAM Consulting Engineering & Management PCL, NVDR	535,560	73,628
Thai Airways International PCL, NVDR(1)	20,500	1,898
Thai Oil PCL, NVDR	1,547,700	2,416,361
Thai Solar Energy PCL, NVDR	212,200	10,727
Thai Union Group PCL, NVDR	5,099,000	2,049,089
Thai Vegetable Oil PCL, NVDR	227,700	133,535
Thaicom PCL, NVDR	978,300	321,870
Thaifoods Group PCL, NVDR	365,800	34,465
Thanachart Capital PCL, NVDR	118,400	164,260
Thonburi Healthcare Group PCL, NVDR	1,162,000	1,408,466
Thoresen Thai Agencies PCL, NVDR	845,900	163,488
Tipco Asphalt PCL, NVDR	489,900	217,315
Tisco Financial Group PCL, NVDR	222,300	623,190
TKS Technologies PCL, NVDR	43,200	8,092
TMBThanachart Bank PCL, NVDR	22,103,300	1,135,343
TOA Paint Thailand PCL, NVDR	158,600	88,546
TPI Polene PCL, NVDR	1,342,100	51,997
TPI Polene Power PCL, NVDR	537,300	50,612
TQM Alpha PCL, NVDR	96,100	70,329
TRC Construction PCL, NVDR(1)	9,100,625	80,969
Triple i Logistics PCL, NVDR	331,586	88,470
True Corp. PCL, NVDR(1)	11,042,663	2,174,944
TTW PCL, NVDR	244,900	64,198
Unique Engineering & Construction PCL, NVDR(1)	129,200	11,833
United Paper PCL, NVDR	45,600	14,879
Univentures PCL, NVDR	191,000	11,195
Vanachai Group PCL, NVDR	117,200	11,831
VGI PCL, NVDR	194,070	7,751
WHA Corp. PCL, NVDR	3,409,900	437,494
Workpoint Entertainment PCL, NVDR	45,500	12,568
Xspring Capital PCL, NVDR(1)	3,816,100	130,202
		101,284,281
Turkey — 1.1%
AG Anadolu Grubu Holding AS	7,413	60,571
Akbank TAS	2,403,098	3,193,720
Aksa Akrilik Kimya Sanayii AS	43,628	148,497

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Aksa Enerji Uretim AS	67,604	$81,479
Alarko Holding AS	65,005	275,547
Albaraka Turk Katilim Bankasi AS(1)	2,605,674	355,975
Anadolu Anonim Turk Sigorta Sirketi(1)	91,784	201,060
Anadolu Efes Biracilik Ve Malt Sanayii AS	81,674	406,913
Aselsan Elektronik Sanayi Ve Ticaret AS	389,942	748,305
Bagfas Bandirma Gubre Fabrikalari AS	24,987	23,444
Baticim Bati Anadolu Cimento Sanayii AS(1)	23,006	84,121
Bera Holding AS(2)	868,309	561,471
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	52,638	113,992
BIM Birlesik Magazalar AS	278,670	3,458,597
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	12,816	292,474
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	10,414
Cemas Dokum Sanayi AS(1)	248,616	40,489
Cimsa Cimento Sanayi VE Ticaret AS	223,747	250,364
Coca-Cola Icecek AS	32,980	682,788
Dogan Sirketler Grubu Holding AS	546,903	236,985
Dogus Otomotiv Servis ve Ticaret AS	10,857	92,916
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	8,838
Enerjisa Enerji AS	171,096	341,804
Enerya Enerji AS(1)	60,438	286,746
Eregli Demir ve Celik Fabrikalari TAS(1)	325,466	474,158
Esenboga Elektrik Uretim AS	72,198	53,176
Ford Otomotiv Sanayi AS	17,826	579,916
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	38,320	94,805
Goodyear Lastikleri TAS(1)	456	332
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	150,862	122,095
GSD Holding AS	318,475	44,293
Gubre Fabrikalari TAS(1)(2)	5,436	34,965
Haci Omer Sabanci Holding AS	804,785	2,046,418
Hektas Ticaret TAS(1)	128,478	78,452
Info Yatirim AS	170,752	82,454
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	33,311	43,897
Is Finansal Kiralama AS(1)	128,833	46,808
Is Yatirim Menkul Degerler AS	169,775	201,751
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	382,092	328,440
Kervan Gida Sanayi Ve Ticaret AS	40,141	35,887
KOC Holding AS	674,083	3,627,770
Konya Cimento Sanayii AS(1)	650	205,473
Kordsa Teknik Tekstil AS	10,599	32,578
Koza Altin Isletmeleri AS	480,365	351,692
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	104,749
Logo Yazilim Sanayi Ve Ticaret AS	21,409	73,554
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	60,064	272,972
Migros Ticaret AS	284,413	4,491,169
MLP Saglik Hizmetleri AS(1)	42,404	231,985
Naturel Yenilenebilir Enerji Ticaret AS	31,470	61,870
NET Holding AS(1)	41,981	39,086
Nuh Cimento Sanayi AS	22,800	239,774
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	2,536,994	818,559

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Pegasus Hava Tasimaciligi AS(1)	60,925	$1,672,654
Petkim Petrokimya Holding AS(1)	487,036	376,883
Polisan Holding AS	239,551	109,388
Ral Yatirim Holding AS(1)	20,891	60,814
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	23,773	25,846
Sasa Polyester Sanayi AS(1)	142,652	180,544
Sekerbank Turk AS	2,265,431	343,647
Selcuk Ecza Deposu Ticaret ve Sanayi AS	58,799	113,017
Sok Marketler Ticaret AS	465,277	997,969
TAV Havalimanlari Holding AS(1)	513,615	2,870,597
Tekfen Holding AS	89,065	133,890
Teknosa Ic Ve Dis Ticaret AS(1)	128,580	208,001
Tofas Turk Otomobil Fabrikasi AS	47,826	408,940
Tukas Gida Sanayi ve Ticaret AS(1)	306,939	85,156
Turk Hava Yollari AO(1)	551,108	4,967,726
Turk Traktor ve Ziraat Makineleri AS	15,206	423,357
Turkcell Iletisim Hizmetleri AS, ADR	510,379	2,750,943
Turkiye Halk Bankasi AS(1)	139,732	64,707
Turkiye Is Bankasi AS, C Shares	9,715,448	3,445,313
Turkiye Petrol Rafinerileri AS	734,694	3,804,908
Turkiye Sinai Kalkinma Bankasi AS(1)	1,116,524	295,599
Turkiye Sise ve Cam Fabrikalari AS	723,154	1,183,731
Turkiye Vakiflar Bankasi TAO, D Shares(1)	578,459	263,355
Ulker Biskuvi Sanayi AS(1)	188,398	640,209
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	4,160
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	43,355	118,646
Vestel Beyaz Esya Sanayi ve Ticaret AS	154,699	107,927
Vestel Elektronik Sanayi ve Ticaret AS(1)	183,872	488,581
Yapi ve Kredi Bankasi AS	1,195,620	882,350
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,342	10,265
Zorlu Enerji Elektrik Uretim AS(1)	9,855,094	1,778,984
		55,594,695
United States — 0.0%
Emeren Group Ltd., ADR(1)(2)	44,262	98,704
TOTAL COMMON STOCKS (Cost $4,575,098,284)		4,959,749,435
RIGHTS — 0.0%
India — 0.0%
South Indian Bank Ltd.(1)	539,735	67,372
South Korea — 0.0%
Foosung Co. Ltd.(1)	7,436	8,209
LG Display Co. Ltd.(1)	202,287	2,023
Taihan Electric Wire Co. Ltd.(1)	4,183	5,152
		15,384
Thailand — 0.0%
Samart Corp. PCL, NVDR(1)	722	—
TOTAL RIGHTS (Cost $—)		82,756
WARRANTS — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank PCL, NVDR(1)	8,275	386

Avantis Emerging Markets Equity ETF
		Shares/ Principal Amount	Value
Kiatnakin Phatra Bank PCL, NVDR(1)		8,275	$2
MBK PCL, NVDR(1)		7,224	2,823
Nusasiri PCL, NVDR(1)		404,520	1,578
Roctec Global PCL(1)		498,325	417
RS PCL, NVDR(1)		20,801	3,306
TEAM Consulting Engineering & Management PCL, NVDR(1)		89,260	1,397
TOTAL WARRANTS (Cost $—)			9,909
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $1,668)(4) (Cost $1,668)	INR	121,365	1,453
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class		1,291,891	1,291,891
State Street Navigator Securities Lending Government Money Market Portfolio(5)		27,419,614	27,419,614
TOTAL SHORT-TERM INVESTMENTS (Cost $28,711,505)			28,711,505
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $4,603,811,457)			4,988,555,058
OTHER ASSETS AND LIABILITIES — (1.1)%			(53,710,684)
TOTAL NET ASSETS — 100.0%			$4,934,844,374

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.3%
Financials	19.4%
Consumer Discretionary	13.7%
Industrials	10.7%
Materials	9.3%
Communication Services	6.5%
Energy	5.8%
Consumer Staples	4.5%
Health Care	4.1%
Utilities	3.3%
Real Estate	1.9%
Short-Term Investments	0.6%
Other Assets and Liabilities	(1.1)%

Avantis Emerging Markets Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $241,629,242. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,453, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $259,661,856, which includes securities collateral of $232,242,242.

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Brazil — 8.4%
3R Petroleum Oleo E Gas SA(1)	600	$3,400
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	800	109
Allos SA	7,200	35,543
Alpargatas SA, Preference Shares(1)	1,700	3,474
Armac Locacao Logistica E Servicos SA	800	2,039
Auren Energia SA	7,900	20,453
Banco ABC Brasil SA, Preference Shares	3,100	14,717
Banco ABC Brasil SA, Preference Shares(1)	102	486
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	1,600	4,941
Banco Pan SA, Preference Shares	3,100	5,413
Bemobi Mobile Tech SA	300	810
BR Advisory Partners Participacoes SA	400	1,270
BrasilAgro - Co. Brasileira de Propriedades Agricolas	400	1,924
C&A Modas SA(1)	1,000	1,887
Camil Alimentos SA	800	1,378
Cia Brasileira de Aluminio	1,500	1,204
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	1,600	3,100
Cia de Saneamento de Minas Gerais Copasa MG	1,500	6,252
Cia De Sanena Do Parana	900	4,675
Cia De Sanena Do Parana, Preference Shares	24,600	25,881
Cielo SA	5,200	5,565
Cury Construtora e Incorporadora SA	1,500	5,709
CVC Brasil Operadora e Agencia de Viagens SA(1)	2,400	1,613
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,300	30,365
Desktop SA	400	1,131
Dexco SA	3,100	5,082
Direcional Engenharia SA	2,100	10,003
EcoRodovias Infraestrutura e Logistica SA	2,600	4,812
Embraer SA, ADR(1)	3,204	62,446
Empreendimentos Pague Menos SA	2,100	1,242
Enauta Participacoes SA	1,900	9,708
Eternit SA	500	675
Even Construtora e Incorporadora SA	700	1,128
Ez Tec Empreendimentos e Participacoes SA	800	2,737
Grendene SA	5,700	7,373
Grupo Casas Bahia SA(1)	332	606
Grupo SBF SA	600	1,479
Guararapes Confeccoes SA(1)	800	962
Hidrovias do Brasil SA(1)	7,800	5,962
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	600	2,567
International Meal Co. Alimentacao SA, Class A(1)	1,300	567
Iochpe Maxion SA	1,600	3,985
IRB-Brasil Resseguros SA(1)	500	3,904
Jalles Machado SA	1,200	1,835
JHSF Participacoes SA	2,700	2,428
Kepler Weber SA	1,700	3,317

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Lavvi Empreendimentos Imobiliarios SA	900	$1,434
LOG Commercial Properties e Participacoes SA	400	1,767
Log-in Logistica Intermodal SA(1)	400	3,041
Lojas Renner SA	16,800	53,363
Magazine Luiza SA(1)	11,800	5,104
Mahle Metal Leve SA	300	2,154
Marfrig Global Foods SA(1)	3,300	6,492
Meliuz SA(1)	300	480
Metalurgica Gerdau SA, Preference Shares	15,900	32,305
Mills Locacao Servicos e Logistica SA	1,200	2,962
Minerva SA	2,100	2,881
Moura Dubeux Engenharia SA(1)	600	1,556
Movida Participacoes SA	1,200	2,054
MRV Engenharia e Participacoes SA(1)	9,300	14,256
Multilaser Industrial SA(1)	2,100	942
Oceanpact Servicos Maritimos SA(1)	1,100	1,299
Odontoprev SA	2,800	6,787
Orizon Valorizacao de Residuos SA(1)	400	2,649
Pagseguro Digital Ltd., Class A(1)	3,069	42,720
Petroreconcavo SA	1,800	8,292
Portobello SA	500	594
Positivo Tecnologia SA	900	1,450
Qualicorp Consultoria e Corretora de Seguros SA	700	328
Randon SA Implementos e Participacoes, Preference Shares	2,000	4,458
Romi SA	300	761
Santos Brasil Participacoes SA	3,200	6,759
Sao Martinho SA	3,900	22,132
Ser Educacional SA(1)	500	642
Serena Energia SA(1)	2,000	3,794
SLC Agricola SA	1,400	5,540
Smartfit Escola de Ginastica e Danca SA	6,300	30,796
Taurus Armas SA, Preference Shares	700	1,990
Tegma Gestao Logistica SA	300	1,614
Tres Tentos Agroindustrial SA	1,300	2,785
Trisul SA	700	667
Tupy SA	800	4,088
Unipar Carbocloro SA, Class B Preference Shares	400	5,340
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	6,500	14,383
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	500	1,869
Vittia Fertilizantes E Biologicos SA	500	732
Vulcabras SA	1,200	4,480
Wilson Sons SA	1,700	5,848
Wiz Co.	500	621
YDUQS Participacoes SA	7,200	29,489
Zamp SA(1)	1,900	1,586
		661,441
Chile — 0.8%
CAP SA	1,637	11,230
Empresa Nacional de Telecomunicaciones SA	4,182	13,626

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Engie Energia Chile SA(1)	4,981	$4,252
Parque Arauco SA	16,143	25,751
SMU SA	65,329	11,019
		65,878
China — 22.1%
361 Degrees International Ltd.	8,000	4,272
AAC Technologies Holdings, Inc.	19,500	48,480
Agile Group Holdings Ltd.(1)	12,000	1,161
Agora, Inc., ADR(1)	1,434	3,757
Alibaba Pictures Group Ltd.(1)	360,000	20,650
A-Living Smart City Services Co. Ltd.	5,000	2,560
Alliance International Education Leasing Holdings Ltd.(1)	4,000	448
Anhui Expressway Co. Ltd., H Shares	4,000	4,431
ATRenew, Inc., ADR(1)	1,272	1,501
Autohome, Inc., ADR	1,845	47,952
Beijing Capital International Airport Co. Ltd., H Shares(1)	10,000	3,225
Beijing Jingneng Clean Energy Co. Ltd., H Shares	12,000	2,539
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,380
Brii Biosciences Ltd.(1)	2,500	529
C&D International Investment Group Ltd.	21,000	34,145
Canaan, Inc., ADR(1)	3,747	5,883
Canadian Solar, Inc.(1)	840	17,716
Canggang Railway Ltd.	16,000	2,993
Canvest Environmental Protection Group Co. Ltd.	5,000	2,624
CARsgen Therapeutics Holdings Ltd.(1)	2,500	2,122
China Chunlai Education Group Co. Ltd.	2,000	1,383
China Cinda Asset Management Co. Ltd., H Shares	249,000	23,842
China Communications Services Corp. Ltd., H Shares	60,000	25,487
China Conch Environment Protection Holdings Ltd.(1)	8,500	1,290
China Conch Venture Holdings Ltd.	7,000	7,010
China Datang Corp. Renewable Power Co. Ltd., H Shares	13,000	2,952
China East Education Holdings Ltd.	4,500	1,505
China Education Group Holdings Ltd.	30,000	17,188
China Everbright Environment Group Ltd.	93,000	34,545
China Everbright Ltd.	8,000	4,386
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	555
China Lesso Group Holdings Ltd.	8,000	3,805
China Literature Ltd.(1)	11,400	34,949
China Medical System Holdings Ltd.	36,000	59,180
China National Building Material Co. Ltd., H Shares	96,000	36,106
China Nonferrous Mining Corp. Ltd.	39,000	27,092
China Resources Building Materials Technology Holdings Ltd.	14,000	2,428
China Resources Medical Holdings Co. Ltd.	6,500	3,542
China Resources Pharmaceutical Group Ltd.	30,000	20,290
China Risun Group Ltd.	12,000	4,694
China Taiping Insurance Holdings Co. Ltd.	38,400	33,363
China Tobacco International HK Co. Ltd.	2,000	2,501
China Traditional Chinese Medicine Holdings Co. Ltd.	72,000	39,769
China Water Affairs Group Ltd.	8,000	5,483
China Yongda Automobiles Services Holdings Ltd.	5,500	1,670
CIMC Enric Holdings Ltd.	6,000	4,825

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
CMGE Technology Group Ltd.(1)	6,000	$743
COFCO Joycome Foods Ltd.(1)	25,000	4,884
Concord New Energy Group Ltd.	60,000	4,974
COSCO SHIPPING International Hong Kong Co. Ltd.	4,000	1,778
COSCO SHIPPING Ports Ltd.	36,000	21,481
Cosmopolitan International Holdings Ltd.(1)	1,000	234
Country Garden Holdings Co. Ltd.(1)	186,000	15,115
Dalipal Holdings Ltd.	4,000	2,376
Daqo New Energy Corp., ADR(1)	948	20,173
Dongfeng Motor Group Co. Ltd., Class H	60,000	25,665
Dongyue Group Ltd.	42,000	37,594
East Buy Holding Ltd.(1)	12,000	36,990
Everest Medicines Ltd.(1)	4,000	12,302
FinVolution Group, ADR	4,275	22,358
Fu Shou Yuan International Group Ltd.	36,000	23,513
Fufeng Group Ltd.	39,000	23,910
GDS Holdings Ltd., Class A(1)	23,400	19,829
Gemdale Properties & Investment Corp. Ltd.	32,000	1,080
Genertec Universal Medical Group Co. Ltd.	5,500	3,016
Grand Pharmaceutical Group Ltd.	9,500	4,337
Greatview Aseptic Packaging Co. Ltd.(1)	6,000	1,460
Greentown China Holdings Ltd.	27,000	21,589
Greentown Management Holdings Co. Ltd.	5,000	3,147
Guangzhou R&F Properties Co. Ltd., H Shares(1)	15,200	1,970
Hainan Meilan International Airport Co. Ltd., H Shares(1)	1,000	942
Haitian International Holdings Ltd.	15,000	37,981
Harbin Electric Co. Ltd., H Shares	4,000	1,219
Hello Group, Inc., ADR	3,399	22,399
Hengan International Group Co. Ltd.	16,500	50,856
Hollysys Automation Technologies Ltd.(1)	1,725	44,195
Huazhong In-Vehicle Holdings Co. Ltd.	4,000	1,170
HUYA, Inc., ADR(1)	2,310	8,085
Hygeia Healthcare Holdings Co. Ltd.	8,400	31,532
iDreamSky Technology Holdings Ltd.(1)	7,600	1,967
I-Mab, ADR(1)	693	1,234
Jinchuan Group International Resources Co. Ltd.	18,000	1,512
Jinke Smart Services Group Co. Ltd., H Shares(1)	1,300	1,536
JinkoSolar Holding Co. Ltd., ADR	684	18,495
JNBY Design Ltd.	2,000	3,822
JOYY, Inc., ADR	1,182	37,233
Kangji Medical Holdings Ltd.	2,000	1,628
Kingboard Holdings Ltd.	16,500	32,364
Kingboard Laminates Holdings Ltd.	21,000	13,005
KWG Group Holdings Ltd.(1)	16,500	933
Lee & Man Paper Manufacturing Ltd.	11,000	3,136
LexinFintech Holdings Ltd., ADR	1,932	3,555
Linklogis, Inc., Class B	5,000	784
Lonking Holdings Ltd.	17,000	2,856
Luye Pharma Group Ltd.(1)	52,500	19,391
LVGEM China Real Estate Investment Co. Ltd.(1)	10,000	813
Maoyan Entertainment(1)	3,400	3,749

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Midea Real Estate Holding Ltd.	2,600	$1,448
MMG Ltd.(1)	72,000	19,275
NetDragon Websoft Holdings Ltd.	2,500	3,592
Newborn Town, Inc.(1)	6,000	1,391
Nexteer Automotive Group Ltd.	9,000	4,147
Nine Dragons Paper Holdings Ltd.(1)	42,000	19,433
Noah Holdings Ltd., ADR	951	10,575
Poly Property Group Co. Ltd.	20,000	3,675
Pop Mart International Group Ltd.	14,400	35,899
Powerlong Real Estate Holdings Ltd.(1)	13,000	1,076
Q Technology Group Co. Ltd.(1)	4,000	1,574
Qifu Technology, Inc., ADR	2,994	46,257
Qudian, Inc., ADR(1)	4,695	11,503
Radiance Holdings Group Co. Ltd.(1)	6,000	1,643
Sany Heavy Equipment International Holdings Co. Ltd.	30,000	23,198
SciClone Pharmaceuticals Holdings Ltd.	2,500	4,165
Seazen Group Ltd.(1)	24,000	3,385
Shanghai Industrial Holdings Ltd.	4,000	5,231
Shenzhen Expressway Corp. Ltd., H Shares	6,000	5,277
Shenzhen International Holdings Ltd.	30,000	25,297
Shimao Services Holdings Ltd.(1)	6,000	857
Shoucheng Holdings Ltd.	18,000	3,471
Shougang Fushan Resources Group Ltd.	16,000	6,662
Shui On Land Ltd.	32,000	2,896
Simcere Pharmaceutical Group Ltd.	14,000	9,951
Sino-Ocean Group Holding Ltd.(1)	22,500	961
Sinopec Engineering Group Co. Ltd., H Shares	37,500	20,561
Sinopec Kantons Holdings Ltd.	10,000	4,526
Skyworth Group Ltd.	10,000	3,516
SSY Group Ltd.	36,000	20,165
Sunac Services Holdings Ltd.	10,000	2,542
TCL Electronics Holdings Ltd.	8,000	2,924
Tiangong International Co. Ltd.	14,000	3,213
Tianneng Power International Ltd.	6,000	5,409
Tong Ren Tang Technologies Co. Ltd., H Shares	5,000	3,279
Uni-President China Holdings Ltd.	33,000	19,760
Vnet Group, Inc., ADR(1)	2,775	4,301
Weibo Corp., ADR	2,004	18,276
Weimob, Inc.(1)	60,000	16,066
West China Cement Ltd.	18,000	2,069
Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,500	869
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	3,000	2,728
Xinte Energy Co. Ltd., H Shares(1)	3,200	4,263
Xinyi Energy Holdings Ltd.	20,000	2,781
Xtep International Holdings Ltd.	37,500	20,683
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	2,200	2,858
Yidu Tech, Inc.(1)	3,800	2,043
Yihai International Holding Ltd.(1)	8,000	11,199
Yuexiu Transport Infrastructure Ltd.	8,000	4,546
Zengame Technology Holding Ltd.	4,000	2,293
Zhejiang Expressway Co. Ltd., H Shares	33,800	25,777

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Zhongyu Energy Holdings Ltd.(1)	7,000	$4,433
Zhuguang Holdings Group Co. Ltd.(1)	16,000	461
Zylox-Tonbridge Medical Technology Co. Ltd.(1)	1,500	1,766
		1,732,264
Greece — 1.2%
Aegean Airlines SA(1)	1,764	23,992
GEK Terna Holding Real Estate Construction SA(1)	1,872	28,834
Holding Co. ADMIE IPTO SA	1,651	4,077
Intracom Holdings SA(1)	3,951	17,040
LAMDA Development SA(1)	3,012	22,029
		95,972
Hong Kong — 0.0%
Venus MedTech Hangzhou, Inc., H Shares(1)	1,000	538
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	9,210	20,908
India — 0.0%
NCC Ltd.	100	298
Indonesia — 3.4%
ABM Investama Tbk. PT	21,300	4,809
Ace Hardware Indonesia Tbk. PT	269,700	14,333
Adhi Karya Persero Tbk. PT(1)	93,600	1,763
Astrindo Nusantara Infrastructure Tbk. PT(1)	804,300	4,206
Asuransi Tugu Pratama Indonesia Tbk. PT	52,500	3,839
Bank BTPN Syariah Tbk. PT	78,900	6,906
Bank Tabungan Negara Persero Tbk. PT	182,400	16,612
BFI Finance Indonesia Tbk. PT	179,400	15,740
Blue Bird Tbk. PT	16,500	1,837
Bukalapak.com Tbk. PT(1)	1,599,300	16,014
Bumi Serpong Damai Tbk. PT(1)	169,200	10,914
Ciputra Development Tbk. PT	312,000	25,160
Delta Dunia Makmur Tbk. PT	197,700	4,154
Dharma Satya Nusantara Tbk. PT	174,300	5,715
Elnusa Tbk. PT	132,600	3,424
Energi Mega Persada Tbk. PT(1)	423,000	5,436
Gajah Tunggal Tbk. PT(1)	53,700	4,012
Global Mediacom Tbk. PT(1)	242,400	3,674
Harum Energy Tbk. PT(1)	94,200	7,505
Hillcon Tbk. PT	7,500	1,151
Indika Energy Tbk. PT	62,700	5,428
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	118,800	4,651
Japfa Comfeed Indonesia Tbk. PT	185,400	13,565
Map Aktif Adiperkasa PT	398,700	27,918
Mark Dynamics Indonesia Tbk. PT	19,200	976
Media Nusantara Citra Tbk. PT	159,300	3,308
Mitra Pinasthika Mustika Tbk. PT	50,400	3,399
Panin Financial Tbk. PT(1)	298,800	4,947
PP Persero Tbk. PT(1)	92,700	2,923
Prodia Widyahusada Tbk. PT	7,500	2,199
Sawit Sumbermas Sarana Tbk. PT	69,600	5,034
Selamat Sempurna Tbk. PT	89,100	11,903
Sumber Tani Agung Resources Tbk. PT	58,200	3,040

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Surya Citra Media Tbk. PT	566,700	$5,379
Surya Esa Perkasa Tbk. PT	228,600	7,484
Surya Semesta Internusa Tbk. PT(1)	120,900	4,354
Wintermar Offshore Marine Tbk. PT(1)	93,600	2,239
		265,951
Malaysia — 4.3%
Ancom Nylex Bhd.	16,059	3,625
Berjaya Food Bhd.	18,685	2,067
Bermaz Auto Bhd.	29,600	15,216
Bumi Armada Bhd.(1)	116,800	13,537
CTOS Digital Bhd.	69,500	22,129
Cypark Resources Bhd.(1)	31,900	5,523
Dayang Enterprise Holdings Bhd.	41,000	20,166
Eco World Development Group Bhd.	8,200	2,251
Ekovest Bhd.(1)	86,300	8,298
Gas Malaysia Bhd.	7,500	5,390
Globetronics Technology Bhd.	27,500	8,592
Hextar Global Bhd.	30,300	5,276
Hiap Teck Venture Bhd.	29,900	2,436
Hibiscus Petroleum Bhd.	26,200	13,960
Iskandar Waterfront City Bhd.(1)	34,900	5,422
Kelington Group Bhd.	26,300	14,155
Kinergy Advancement Bhd.(1)	75,000	5,928
Kossan Rubber Industries Bhd.	47,900	18,975
KSL Holdings Bhd.(1)	10,100	3,261
Mah Sing Group Bhd.	48,300	9,994
Malaysian Resources Corp. Bhd.	72,500	8,957
Matrix Concepts Holdings Bhd.	18,800	6,978
MSM Malaysia Holdings Bhd.(1)	18,200	9,977
Pecca Group Bhd.	27,300	7,773
Pentamaster Corp. Bhd.	11,500	10,409
Pertama Digital Bhd.(1)	13,500	7,547
Ranhill Utilities Bhd.	64,500	15,395
Sime Darby Property Bhd.	97,000	15,774
SKP Resources Bhd.	16,500	2,628
SP Setia Bhd. Group	79,600	14,201
Supermax Corp. Bhd.	68,000	11,899
Swift Haulage Bhd.	12,900	1,523
UEM Sunrise Bhd.	49,900	10,964
UWC Bhd.(1)	15,700	11,366
Velesto Energy Bhd.(1)	185,900	11,155
WCT Holdings Bhd.	26,000	2,939
		335,686
Mexico — 4.1%
Alfa SAB de CV, Class A	54,000	39,919
Alsea SAB de CV(1)	10,200	39,210
Bolsa Mexicana de Valores SAB de CV	5,700	12,340
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	864	6,247
Corp. Inmobiliaria Vesta SAB de CV	15,600	54,769
Genomma Lab Internacional SAB de CV, Class B	12,600	9,751
Gentera SAB de CV	22,500	33,821

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	630	$43,835
Grupo Televisa SAB, ADR	5,622	16,810
La Comer SAB de CV	8,400	19,240
Megacable Holdings SAB de CV	15,300	39,273
Nemak SAB de CV(1)	26,400	5,375
Ollamani SAB(1)	1,405	2,353
		322,943
Philippines — 1.5%
Alliance Global Group, Inc.	57,100	10,479
Converge Information & Communications Technology Solutions, Inc.(1)	161,600	25,884
Puregold Price Club, Inc.	5,900	2,887
Robinsons Land Corp.	147,000	42,815
Wilcon Depot, Inc.	96,000	36,871
		118,936
Poland — 1.8%
AmRest Holdings SE(1)	1,569	9,833
CCC SA(1)	573	10,922
Enea SA(1)	7,436	18,211
Eurocash SA	885	3,742
Grupa Azoty SA(1)	579	3,268
Grupa Kety SA	174	30,730
Jastrzebska Spolka Weglowa SA(1)	1,163	12,020
Tauron Polska Energia SA(1)	23,250	21,091
Text SA	330	7,902
Warsaw Stock Exchange	1,110	12,248
XTB SA	666	8,046
		138,013
South Africa — 4.4%
AECI Ltd.	3,096	15,691
Astral Foods Ltd.(1)	702	5,362
AVI Ltd.	8,802	41,078
Barloworld Ltd.	3,687	12,932
Coronation Fund Managers Ltd.	4,920	8,012
Dis-Chem Pharmacies Ltd.	8,988	14,307
Fortress Real Estate Investments Ltd., Class B(1)	28,119	24,388
Grindrod Ltd.	16,653	11,212
Momentum Metropolitan Holdings	30,840	33,506
Motus Holdings Ltd.	4,296	20,755
MultiChoice Group(1)	3,795	20,668
NEPI Rockcastle NV	1,165	8,313
Netcare Ltd.	27,846	19,658
Omnia Holdings Ltd.	3,996	13,013
Pick n Pay Stores Ltd.	6,342	6,692
Sappi Ltd.	14,130	33,981
Sun International Ltd.	4,278	8,781
Super Group Ltd.	8,157	11,235
Telkom SA SOC Ltd.(1)	4,398	6,622
Thungela Resources Ltd.	3,336	18,252
Wilson Bayly Holmes-Ovcon Ltd.(1)	1,800	12,208
		346,666

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
South Korea — 13.8%
Able C&C Co. Ltd.	255	$1,287
Aekyung Chemical Co. Ltd.	128	1,307
AfreecaTV Co. Ltd.	69	6,676
Agabang&Company(1)	660	3,200
Ananti, Inc.(1)	919	4,346
Aprogen Biologics(1)	4,973	633
Asiana Airlines, Inc.(1)	640	5,597
BH Co. Ltd.	329	4,230
Boryung	439	3,928
Byucksan Corp.	831	1,540
CANARIABIO, Inc.(1)	668	499
Caregen Co. Ltd.	167	2,927
Chong Kun Dang Pharmaceutical Corp.	168	13,643
Chunbo Co. Ltd.(1)	32	2,178
CJ CGV Co. Ltd.(1)	483	2,244
CJ ENM Co. Ltd.(1)	128	7,642
Cosmax, Inc.	192	15,523
COWELL FASHION Co. Ltd.	485	1,228
Curexo, Inc.(1)	486	5,452
Daeduck Electronics Co. Ltd.(1)	485	8,139
Daesang Corp.(1)	513	7,573
Daewoong Co. Ltd.	509	8,405
Daewoong Pharmaceutical Co. Ltd.	61	5,252
Danal Co. Ltd.(1)	538	1,749
Daou Data Corp.	375	3,886
Dentium Co. Ltd.(1)	106	11,502
DGB Financial Group, Inc.	3,651	24,306
DI Dong Il Corp.	252	5,416
DL E&C Co. Ltd.	549	15,279
DL Holdings Co. Ltd.(1)	169	6,042
DN Automotive Corp.	48	2,985
Dong-A Socio Holdings Co. Ltd.	46	3,764
Dong-A ST Co. Ltd.	62	3,493
Dongwha Enterprise Co. Ltd.(1)	111	5,750
Dongwoon Anatech Co. Ltd.	245	3,880
Doosan Co. Ltd.(1)	113	7,739
Doosan Tesna, Inc.(1)	287	9,237
Douzone Bizon Co. Ltd.(1)	219	7,505
Dreamtech Co. Ltd.(1)	459	3,803
Ecopro HN Co. Ltd.	181	8,160
EMRO, Inc.	120	4,879
Eugene Investment & Securities Co. Ltd.(1)	970	3,118
Eugene Technology Co. Ltd.	376	10,662
Foosung Co. Ltd.(1)	1,021	6,412
Genexine, Inc.(1)	256	1,529
GigaVis Co. Ltd.	50	2,508
GOLFZON Co. Ltd.(1)	50	2,948
Grand Korea Leisure Co. Ltd.	629	5,925
Green Cross Corp.	108	9,563
Green Cross Holdings Corp.	345	4,269

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
GS Engineering & Construction Corp.(1)	1,013	$12,152
HAESUNG DS Co. Ltd.	187	6,500
Hana Materials, Inc.	117	4,189
Hana Micron, Inc.	901	17,585
Hana Tour Service, Inc.(1)	234	11,570
Handsome Co. Ltd.	387	5,552
Hansae Co. Ltd.	219	3,358
Hanssem Co. Ltd.	160	5,824
Hanwha General Insurance Co. Ltd.(1)	816	2,944
Hanwha Investment & Securities Co. Ltd.(1)	2,166	7,248
Harim Holdings Co. Ltd.	1,024	5,961
HD Hyundai Construction Equipment Co. Ltd.	152	6,155
HD Hyundai Energy Solutions Co. Ltd.	42	735
HD Hyundai Infracore Co. Ltd.(1)	1,722	10,428
HDC Hyundai Development Co-Engineering & Construction, E Shares	835	12,469
Hite Jinro Co. Ltd.	530	7,954
HL Mando Co. Ltd.	387	9,662
HSD Engine Co. Ltd.(1)	655	4,491
Humasis Co. Ltd.(1)	1,482	1,947
Humax Co. Ltd.(1)	392	877
Humedix Co. Ltd.	227	4,807
Hyosung Corp.	111	4,987
Hyosung Heavy Industries Corp.	123	17,805
Hyosung TNC Corp.	46	10,012
HYUNDAI Corp.	105	1,484
Hyundai Department Store Co. Ltd.	244	9,616
Hyundai Wia Corp.(1)	224	10,136
Innocean Worldwide, Inc.	269	4,430
Innox Advanced Materials Co. Ltd.	328	7,819
Insun ENT Co. Ltd.(1)	335	1,792
Intekplus Co. Ltd.(1)	160	4,497
INTOPS Co. Ltd.	180	3,928
IS Dongseo Co. Ltd.	130	2,707
i-SENS, Inc.	273	4,704
Jahwa Electronics Co. Ltd.(1)	128	2,765
Jeisys Medical, Inc.	816	4,836
Jeju Air Co. Ltd.(1)	509	4,255
Jin Air Co. Ltd.(1)	214	2,009
JW Pharmaceutical Corp.	334	8,272
Kangwon Energy Co. Ltd.(1)	209	3,157
KC Tech Co. Ltd.	334	9,443
KCC Glass Corp.	125	3,855
KEPCO Plant Service & Engineering Co. Ltd.(1)	369	10,319
KG Chemical Corp.	497	2,380
KG Dongbusteel	1,143	6,446
KG Eco Technology Service Co. Ltd.	250	2,029
KH Vatec Co. Ltd.	175	1,727
Koh Young Technology, Inc.	985	14,240
Kolon Industries, Inc.	285	8,312
KoMiCo Ltd.	94	4,380

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
KONA I Co. Ltd.	158	$2,061
Korea Electric Terminal Co. Ltd.	133	6,350
Korea Line Corp.(1)	3,080	4,761
Korea Petrochemical Ind Co. Ltd.	60	6,428
Korean Reinsurance Co.	2,393	14,468
Kumho Tire Co., Inc.(1)	2,452	11,620
Kyung Dong Navien Co. Ltd.	102	4,067
Lake Materials Co. Ltd.(1)	525	8,255
Lithium for earth, Inc.(1)	103	515
Lotte Chilsung Beverage Co. Ltd.	86	8,113
LOTTE Fine Chemical Co. Ltd.	275	9,818
Lotte Rental Co. Ltd.	202	4,098
Lotte Wellfood Co. Ltd.	69	6,803
LVMC Holdings(1)	3,183	6,665
LX International Corp.	485	10,012
LX Semicon Co. Ltd.	136	7,706
Mcnex Co. Ltd.	180	3,442
MegaStudyEdu Co. Ltd.	173	8,077
Myoung Shin Industrial Co. Ltd.(1)	584	7,074
Namhae Chemical Corp.(1)	324	1,798
Naturecell Co. Ltd.(1)	316	1,655
Neowiz	105	1,748
NEPES Corp.(1)	236	3,516
NEXTIN, Inc.(1)	132	7,579
NICE Information Service Co. Ltd.(1)	443	3,566
Orion Holdings Corp.	301	3,233
Ottogi Corp.	21	6,329
Paradise Co. Ltd.	913	8,689
Park Systems Corp.	110	14,278
Partron Co. Ltd.	832	4,918
Pharmicell Co. Ltd.(1)	484	1,965
PI Advanced Materials Co. Ltd.(1)	222	3,513
Pond Group Co. Ltd.(1)	279	1,529
Poongsan Corp.	243	7,881
Posco M-Tech Co. Ltd.(1)	321	5,914
PSK, Inc.	283	5,411
RFHIC Corp.	146	1,841
Samchully Co. Ltd.(1)	20	1,512
Samyang Foods Co. Ltd.	89	11,424
SD Biosensor, Inc.(1)	690	6,504
SeAH Besteel Holdings Corp.	321	6,232
SeAH Steel Corp.	18	1,822
SeAH Steel Holdings Corp.	28	4,504
Sebang Co. Ltd.	94	894
Sebang Global Battery Co. Ltd.	78	4,666
Seegene, Inc.	629	11,764
Seobu T&D	788	4,433
Seojin System Co. Ltd.(1)	352	5,419
Seoul Semiconductor Co. Ltd.(1)	558	4,180
Seoyon E-Hwa Co. Ltd.(1)	381	5,677
SFA Engineering Corp.	193	3,622

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
SFA Semicon Co. Ltd.(1)	1,342	$6,053
SGC Energy Co. Ltd.(1)	93	1,618
Shinsegae International, Inc.	266	3,300
Shinsegae, Inc.	22	2,890
Shinsung Delta Tech Co. Ltd.	409	38,095
SK Chemicals Co. Ltd.	196	10,009
SK D&D Co. Ltd.	135	2,504
SK Discovery Co. Ltd.	188	6,179
SK Gas Ltd.	37	4,407
SK Networks Co. Ltd.(1)	1,693	8,338
SK Securities Co. Ltd.	5,234	2,502
SL Corp.	173	4,397
SNT Dynamics Co. Ltd.	412	5,774
SNT Motiv Co. Ltd.	97	3,240
SOLUM Co. Ltd.(1)	931	20,294
SPG Co. Ltd.	183	3,982
Studio Dragon Corp.(1)	152	5,172
Sung Kwang Bend Co. Ltd.	244	2,117
Sungwoo Hitech Co. Ltd.	638	4,719
Taewoong Co. Ltd.(1)	137	1,670
Taihan Electric Wire Co. Ltd.(1)	666	4,698
TES Co. Ltd.	170	2,557
TK Corp.	209	2,052
TKG Huchems Co. Ltd.	439	6,613
Tokai Carbon Korea Co. Ltd.	70	4,984
TSE Co. Ltd.(1)	61	2,591
Tway Air Co. Ltd.(1)	799	1,693
Unid Co. Ltd.	56	3,277
Value Added Technology Co. Ltd.(1)	215	4,909
VT Co. Ltd.(1)	745	9,318
Won Tech Co. Ltd.	652	4,156
Woongjin Thinkbig Co. Ltd.	857	1,603
Youngone Holdings Co. Ltd.	82	5,623
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,300
		1,085,491
Taiwan — 25.5%
Abico Avy Co. Ltd.	1,000	771
Ability Enterprise Co. Ltd.	4,000	3,265
AcBel Polytech, Inc.	5,000	6,746
Acter Group Corp. Ltd.	1,000	6,172
Action Electronics Co. Ltd.	3,000	1,694
Adlink Technology, Inc.	1,000	2,020
Advanced Analog Technology, Inc.	1,000	2,690
Advanced International Multitech Co. Ltd.	1,000	2,349
Advanced Power Electronics Corp.	1,000	2,774
AGV Products Corp.	5,000	1,877
Air Asia Co. Ltd.	1,000	1,063
Alcor Micro Corp.	1,000	5,141
ALI Corp.(1)	1,000	987
All Ring Tech Co. Ltd.	1,000	7,690
Allied Circuit Co. Ltd.	1,000	4,577

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Alltop Technology Co. Ltd.	1,000	$6,730
Alpha Networks, Inc.	2,000	2,342
Altek Corp.	4,000	4,410
AMPOC Far-East Co. Ltd.	1,000	2,938
Anji Technology Co. Ltd.	1,000	1,248
Anpec Electronics Corp.	3,000	22,260
Apac Opto Electronics, Inc.	1,000	3,850
Apacer Technology, Inc.	1,000	2,387
Apex International Co. Ltd.	1,000	1,453
Apex International Financial Engineering Research & Technology Co. Ltd.(1)	2,000	2,963
Asia Optical Co., Inc.	3,000	6,373
ASIX Electronics Corp.	1,000	4,418
AURAS Technology Co. Ltd.	1,000	16,899
Avermedia Technologies	3,000	3,700
Axiomtek Co. Ltd.	1,000	2,720
Azurewave Technologies, Inc.(1)	1,000	1,614
Bafang Yunji International Co. Ltd.	1,000	5,384
BES Engineering Corp.	17,000	6,565
B'in Live Co. Ltd.(1)	1,000	3,066
Biostar Microtech International Corp.(1)	1,000	845
Bonny Worldwide Ltd.(1)	1,000	5,514
Browave Corp.	1,000	3,227
C Sun Manufacturing Ltd.	2,000	7,982
Career Technology MFG. Co. Ltd.	4,000	2,640
Castles Technology Co. Ltd.	1,000	4,373
Caswell, Inc.	1,000	3,628
CCP Contact Probes Co. Ltd.	1,000	1,365
Central Reinsurance Co. Ltd.(1)	5,000	3,554
Chang Wah Technology Co. Ltd.	2,000	2,187
Channel Well Technology Co. Ltd.	2,000	5,196
Charoen Pokphand Enterprise	3,000	9,222
CHC Healthcare Group	1,000	1,941
Chenbro Micom Co. Ltd.	3,000	25,198
Cheng Loong Corp.	5,000	4,587
Cheng Mei Materials Technology Corp.	6,000	2,613
Cheng Uei Precision Industry Co. Ltd.	4,000	5,754
Chenming Electronic Technology Corp.	2,000	2,878
China Chemical & Pharmaceutical Co. Ltd.	3,000	2,302
China General Plastics Corp.	6,000	3,864
China Metal Products	3,000	3,673
China Steel Chemical Corp.	3,000	10,629
China Wire & Cable Co. Ltd.	1,000	1,194
Chinese Maritime Transport Ltd.	2,000	3,073
Chin-Poon Industrial Co. Ltd.	12,000	19,879
ChipMOS Technologies, Inc.	5,000	6,979
Chong Hong Construction Co. Ltd.	6,000	14,826
Chung Hwa Pulp Corp.	4,000	2,853
Cleanaway Co. Ltd.	1,000	5,647
Clevo Co.	4,000	5,076
CMC Magnetics Corp.(1)	13,000	4,486

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Compucase Enterprise	1,000	$2,457
Continental Holdings Corp.	7,000	5,935
Coremax Corp.	1,000	2,153
Coretronic Corp.	2,000	4,499
Co-Tech Development Corp.	3,000	5,622
CSBC Corp. Taiwan(1)	6,000	3,490
CTCI Corp.	11,000	14,953
Cyberlink Corp.	1,000	2,929
CyberPower Systems, Inc.	1,000	6,571
CyberTAN Technology, Inc.(1)	3,000	1,957
DA CIN Construction Co. Ltd.(1)	1,000	1,565
Da-Li Development Co. Ltd.	2,000	2,208
Darfon Electronics Corp.	3,000	5,054
Darwin Precisions Corp.	4,000	1,985
Depo Auto Parts Ind Co. Ltd.	1,000	5,015
Dimerco Express Corp.	1,000	2,673
D-Link Corp.	5,000	3,064
Dr Wu Skincare Co. Ltd.	1,000	4,843
Draytek Corp.	1,000	1,071
Dynamic Holding Co. Ltd.	9,000	21,372
Dynapack International Technology Corp.	2,000	5,144
E&R Engineering Corp.	1,000	3,084
Eastech Holding Ltd.	1,000	3,013
Eastern Media International Corp.(1)	1,000	641
Egis Technology, Inc.	1,000	10,637
Elite Advanced Laser Corp.	2,000	4,272
Elitegroup Computer Systems Co. Ltd.	3,000	3,042
Emerging Display Technologies Corp.	1,000	1,124
Ennostar, Inc.(1)	8,000	10,864
Episil Technologies, Inc.	3,000	5,722
Episil-Precision, Inc.	1,000	1,716
Eson Precision Ind Co. Ltd.	1,000	1,743
EVERGREEN Steel Corp.	1,000	3,417
Everlight Chemical Industrial Corp.	5,000	3,403
Everlight Electronics Co. Ltd.	5,000	7,910
Excelsior Medical Co. Ltd.	1,000	2,791
EZconn Corp.	1,105	5,121
Farglory F T Z Investment Holding Co. Ltd.	1,000	1,965
FIC Global, Inc.	1,000	2,146
Firich Enterprises Co. Ltd.	2,000	1,926
First Hi-Tec Enterprise Co. Ltd.	1,000	3,353
First Steamship Co. Ltd.(1)	12,000	3,174
FIT Holding Co. Ltd.	3,000	4,726
Fitipower Integrated Technology, Inc.(1)	3,000	22,945
FLEXium Interconnect, Inc.	9,000	24,594
Flytech Technology Co. Ltd.	1,000	2,256
FocalTech Systems Co. Ltd.	6,000	18,529
FOCI Fiber Optic Communications, Inc.	1,000	3,825
Forcecon Tech Co. Ltd.	1,000	5,433
Formosa Laboratories, Inc.	2,000	6,983
Foxsemicon Integrated Technology, Inc.	1,000	7,597

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Franbo Lines Corp.	2,000	$1,321
FSP Technology, Inc.	1,000	1,770
Fu Hua Innovation Co. Ltd.	2,000	1,798
Fulgent Sun International Holding Co. Ltd.	1,000	3,973
Fulltech Fiber Glass Corp.	3,000	1,815
Fusheng Precision Co. Ltd.	3,000	21,378
G Shank Enterprise Co. Ltd.	2,117	5,665
Gamania Digital Entertainment Co. Ltd.	3,000	6,734
GEM Terminal Industrial Co. Ltd.(1)	1,000	1,317
Gemtek Technology Corp.	7,000	7,856
General Interface Solution Holding Ltd.	2,000	3,685
Genesys Logic, Inc.	1,000	3,836
GeoVision, Inc.	1,000	1,451
Gigastorage Corp.(1)	2,000	1,134
Global Brands Manufacture Ltd.	3,000	6,199
Global Mixed Mode Technology, Inc.	1,000	8,218
Goldsun Building Materials Co. Ltd.	14,000	14,621
Good Will Instrument Co. Ltd.	1,000	1,333
Gordon Auto Body Parts	1,000	1,148
Gourmet Master Co. Ltd.	1,000	2,801
Grand Pacific Petrochemical	9,381	4,201
Grape King Bio Ltd.	2,000	9,815
Hannstar Board Corp.	3,000	5,375
HannsTouch Holdings Co.(1)	4,000	1,154
Harvatek Corp.	1,000	848
Hitron Technology, Inc.	4,000	3,816
Holdings-Key Electric Wire & Cable Co. Ltd.	2,000	2,210
Holiday Entertainment Co. Ltd.	1,000	2,862
Holy Stone Enterprise Co. Ltd.	2,000	6,133
Hong TAI Electric Industrial	2,000	1,696
Hota Industrial Manufacturing Co. Ltd.	3,000	5,354
Hotron Precision Electronic Industrial Co. Ltd.	1,000	1,045
Hsin Kuang Steel Co. Ltd.	4,000	8,449
Hu Lane Associate, Inc.	1,000	5,302
HUA ENG Wire & Cable Co. Ltd.	3,000	2,159
Huaku Development Co. Ltd.	2,000	6,252
Hwang Chang General Contractor Co. Ltd.	2,000	2,655
Ichia Technologies, Inc.	3,000	3,295
I-Chiun Precision Industry Co. Ltd.	2,000	3,125
IEI Integration Corp.	1,000	2,663
Infortrend Technology, Inc.	1,000	798
Info-Tek Corp.	1,000	1,579
Ingentec Corp.	1,000	6,198
Inpaq Technology Co. Ltd.	2,000	5,327
Insyde Software Corp.	1,000	9,311
Integrated Service Technology, Inc.	1,000	4,149
International CSRC Investment Holdings Co.	10,000	5,761
ITE Technology, Inc.	1,000	5,223
ITEQ Corp.	2,000	5,646
Jarllytec Co. Ltd.	1,000	7,914
Jean Co. Ltd.	1,000	864

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Jess-Link Products Co. Ltd.	1,000	$3,018
Jih Lin Technology Co. Ltd.	1,000	2,083
Jiin Yeeh Ding Enterprise Co. Ltd.	1,000	1,604
Johnson Health Tech Co. Ltd.	2,000	4,199
K Laser Technology, Inc.	2,000	1,448
Kaimei Electronic Corp.	1,000	2,118
KEE TAI Properties Co. Ltd.	4,000	1,944
Kenda Rubber Industrial Co. Ltd.	8,000	7,657
Keystone Microtech Corp.	1,000	9,458
Kindom Development Co. Ltd.	7,000	8,746
King Polytechnic Engineering Co. Ltd.	1,000	2,131
Kinik Co.	1,000	8,169
Kinpo Electronics	9,000	4,386
KMC Kuei Meng International, Inc.	1,000	4,890
KNH Enterprise Co. Ltd.	3,000	2,361
Ko Ja Cayman Co. Ltd.	1,000	1,826
KS Terminals, Inc.	1,000	2,250
Kung Long Batteries Industrial Co. Ltd.	1,000	4,192
Kung Sing Engineering Corp.(1)	6,000	2,488
Kuo Toong International Co. Ltd.	4,000	8,739
L&K Engineering Co. Ltd.	6,000	32,003
Lanner Electronics, Inc.	2,000	6,648
Leadtek Research, Inc.(1)	2,000	9,163
Lealea Enterprise Co. Ltd.(1)	6,000	1,918
Lelon Electronics Corp.	1,000	2,305
Lida Holdings Ltd.	1,000	991
Lingsen Precision Industries Ltd.	5,000	4,210
Lintes Technology Co. Ltd.	1,000	5,834
Lion Travel Service Co. Ltd.(1)	1,000	3,686
Long Da Construction & Development Corp.	1,000	1,109
Longchen Paper & Packaging Co. Ltd.	10,000	4,414
Longwell Co.	2,000	6,289
LuxNet Corp.	1,051	5,192
M3 Technology, Inc.	1,000	6,162
Macauto Industrial Co. Ltd.	1,000	2,315
Macroblock, Inc.	1,000	3,433
Marketech International Corp.	1,000	5,031
Materials Analysis Technology, Inc.(1)	1,000	8,572
Mayer Steel Pipe Corp.	1,000	1,133
Mechema Chemicals International Corp.	1,000	2,516
Mercuries Life Insurance Co. Ltd.(1)	24,000	3,759
Merry Electronics Co. Ltd.	6,000	22,417
Microtek International(1)	1,000	827
Mildef Crete, Inc.	1,000	2,804
Mirle Automation Corp.	1,000	1,207
MOSA Industrial Corp.	1,000	733
Motech Industries, Inc.	3,000	2,627
MPI Corp.	3,000	30,680
Nak Sealing Technologies Corp.	1,000	4,287
Namchow Holdings Co. Ltd.	1,000	1,730
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,576

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Netronix, Inc.	1,000	$3,045
Newmax Technology Co. Ltd.(1)	1,000	1,076
Nexcom International Co. Ltd.	1,000	1,535
Nichidenbo Corp.	2,000	3,989
Niko Semiconductor Co. Ltd.	1,000	1,794
O-Bank Co. Ltd.	19,000	5,985
OK Biotech Co. Ltd.(1)	1,000	792
Optimax Technology Corp.	10,000	11,156
Orient Semiconductor Electronics Ltd.	5,000	11,471
Oriental Union Chemical Corp.	4,000	2,433
O-TA Precision Industry Co. Ltd.	1,000	2,915
Pan-International Industrial Corp.	5,000	5,196
Patec Precision Industry Co. Ltd.	1,000	2,224
PChome Online, Inc.(1)	1,000	1,201
PCL Technologies, Inc.	1,000	2,603
P-Duke Technology Co. Ltd.(1)	1,000	3,079
Pegavision Corp.	1,000	12,669
Phihong Technology Co. Ltd.(1)	2,000	3,884
Phoenix Silicon International Corp.	1,000	1,649
Pixart Imaging, Inc.	3,000	16,251
Posiflex Technology, Inc.	1,000	4,119
President Securities Corp.	7,000	4,541
Primax Electronics Ltd.	12,000	27,649
Promate Electronic Co. Ltd.	3,000	7,505
Prosperity Dielectrics Co. Ltd.	1,000	1,480
Quanta Storage, Inc.	3,000	7,354
Rechi Precision Co. Ltd.	4,000	2,994
Rexon Industrial Corp. Ltd.(1)	2,000	3,067
Sampo Corp.	3,000	2,753
San Fu Chemical Co. Ltd.	1,000	4,810
Savior Lifetec Corp.	5,000	3,180
Scientech Corp.	1,000	8,442
SDI Corp.	2,000	6,555
Sea Sonic Electronics Co. Ltd.	1,000	3,044
Sensortek Technology Corp.	1,000	14,847
Sercomm Corp.	6,000	25,746
Sesoda Corp.	2,000	2,013
Sheng Yu Steel Co. Ltd.	2,000	1,768
ShenMao Technology, Inc.	1,000	2,312
Shieh Yih Machinery Industry Co. Ltd.	1,000	782
Shih Wei Navigation Co. Ltd.	3,000	1,907
Shin Zu Shing Co. Ltd.	3,000	16,046
Shinkong Insurance Co. Ltd.	4,000	8,786
Shinkong Synthetic Fibers Corp.	8,000	3,863
ShunSin Technology Holding Ltd.	1,000	6,951
Shuttle, Inc.	2,000	1,296
Sigurd Microelectronics Corp.	12,000	26,733
Sincere Navigation Corp.	4,000	3,499
Sinmag Equipment Corp.	1,000	4,846
Sinon Corp.	5,000	6,674
Sinphar Pharmaceutical Co. Ltd.	2,000	2,124

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Sitronix Technology Corp.	1,000	$9,186
Siward Crystal Technology Co. Ltd.	2,000	2,330
Soft-World International Corp.	1,000	4,235
Solar Applied Materials Technology Corp.	6,000	8,398
Solomon Technology Corp.	1,000	1,256
Speed Tech Corp.	1,000	2,139
Spirox Corp.	1,000	2,593
Sporton International, Inc.	3,000	22,341
St. Shine Optical Co. Ltd.	1,000	6,327
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	2,118
Stark Technology, Inc.	1,000	4,005
Sunonwealth Electric Machine Industry Co. Ltd.	4,000	16,093
Sunplus Innovation Technology, Inc.(1)	1,000	5,306
Sunplus Technology Co. Ltd.	5,000	5,241
Sunrex Technology Corp.	1,000	2,035
Supreme Electronics Co. Ltd.	15,000	29,630
Swancor Holding Co. Ltd.	1,000	3,658
Symtek Automation Asia Co. Ltd.	1,000	3,815
Syncmold Enterprise Corp.	2,000	4,984
Systex Corp.	6,000	21,465
T3EX Global Holdings Corp.	1,000	2,915
TaiDoc Technology Corp.	1,000	5,028
Taiflex Scientific Co. Ltd.	1,000	1,443
Taimide Tech, Inc.	1,000	1,409
Tainan Enterprises Co. Ltd.	1,000	915
TaiSol Electronics Co. Ltd.	1,000	2,109
Taisun Enterprise Co. Ltd.	1,000	671
Taiwan FU Hsing Industrial Co. Ltd.	3,000	4,909
Taiwan Hon Chuan Enterprise Co. Ltd.	6,000	27,611
Taiwan Line Tek Electronic	1,000	1,231
Taiwan Mask Corp.	2,000	4,407
Taiwan Navigation Co. Ltd.	3,000	3,365
Taiwan Paiho Ltd.	4,000	7,331
Taiwan PCB Techvest Co. Ltd.	3,000	3,956
Taiwan Sakura Corp.	2,000	4,709
Taiwan Semiconductor Co. Ltd.	3,000	7,600
Taiwan Surface Mounting Technology Corp.	5,000	15,535
Taiwan TEA Corp.(1)	5,000	3,288
Taiwan Union Technology Corp.	9,000	44,594
TCI Co. Ltd.	1,000	5,087
Te Chang Construction Co. Ltd.	1,000	2,425
Test Research, Inc.	2,000	4,618
Thinking Electronic Industrial Co. Ltd.	1,000	5,383
Thye Ming Industrial Co. Ltd.	2,000	4,642
Ton Yi Industrial Corp.	4,000	1,962
Tong Hsing Electronic Industries Ltd.	6,000	28,763
Topkey Corp.	1,000	5,923
TPK Holding Co. Ltd.	3,000	3,322
Transcend Information, Inc.	4,000	10,128
Tsang Yow Industrial Co. Ltd.	1,000	1,093
TSEC Corp.	5,000	4,408

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
TTY Biopharm Co. Ltd.	3,000	$7,693
Tung Thih Electronic Co. Ltd.	1,000	4,204
TXC Corp.	9,000	28,445
TYC Brother Industrial Co. Ltd.	2,000	3,205
Ubright Optronics Corp.	1,000	2,015
UDE Corp.	1,000	2,403
Unic Technology Corp.	3,000	2,566
Union Insurance Co. Ltd.(1)	1,000	1,091
Unitech Printed Circuit Board Corp.	8,000	5,395
United Orthopedic Corp.	1,000	3,142
Universal Cement Corp.	7,000	6,579
UPC Technology Corp.	8,000	3,711
USI Corp.	4,000	2,306
Ventec International Group Co. Ltd.	1,000	2,925
VIA Labs, Inc.	1,000	8,477
Vivotek, Inc.	1,000	4,624
Wafer Works Corp.	4,000	5,041
Waffer Technology Corp.	1,000	3,265
Wah Hong Industrial Corp.	1,000	1,112
Wah Lee Industrial Corp.	1,000	3,531
Walton Advanced Engineering, Inc.	2,000	1,061
We&Win Diversification Co. Ltd.(1)	1,000	1,235
Weikeng Industrial Co. Ltd.	3,000	3,157
Wholetech System Hitech Ltd.	6,000	17,976
Winmate, Inc.	1,000	4,323
Winstek Semiconductor Co. Ltd.	1,000	3,992
Wistron Information Technology & Services Corp.	1,000	4,593
Wonderful Hi-Tech Co. Ltd.	1,000	1,019
Wowprime Corp.	1,000	7,601
WUS Printed Circuit Co. Ltd.	2,000	2,231
WW Holding, Inc.	1,000	3,971
Xxentria Technology Materials Corp.	2,000	4,558
Yao Sheng Electronic Co. Ltd.	1,000	2,810
YCC Parts Manufacturing Co. Ltd.	1,000	2,282
Yea Shin International Development Co. Ltd.	2,000	2,220
Yem Chio Co. Ltd.	8,000	4,316
Yen Sun Technology Corp.	1,000	1,567
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,840
YFC-Boneagle Electric Co. Ltd.	1,000	801
Yieh Phui Enterprise Co. Ltd.	8,000	3,859
Young Fast Optoelectronics Co. Ltd.	1,000	1,776
Yungshin Construction & Development Co. Ltd.	2,000	6,807
Zenitron Corp.	2,000	2,324
Zero One Technology Co. Ltd.	1,000	2,478
Zinwell Corp.(1)	2,000	1,361
Zyxel Group Corp.	5,000	7,128
		1,998,927
Thailand — 4.2%
AAPICO Hitech PCL, NVDR	5,700	3,786
AP Thailand PCL, NVDR	69,900	20,481
Asia Aviation PCL, NVDR(1)	123,000	7,764

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Bangchak Sriracha PCL, NVDR	27,300	$7,533
Bangkok Airways PCL, NVDR	24,900	11,044
BCPG PCL, NVDR	38,400	8,307
BEC World PCL, NVDR	20,400	2,355
Chularat Hospital PCL, NVDR	161,400	13,245
CK Power PCL, NVDR	58,500	6,431
Dhipaya Group Holdings PCL, NVDR	9,300	7,580
Erawan Group PCL, NVDR(1)	85,800	11,355
Forth Corp. PCL, NVDR	7,800	3,509
GFPT PCL, NVDR	15,300	5,073
Gunkul Engineering PCL, NVDR	94,200	7,198
Ichitan Group PCL, NVDR	26,100	12,901
Jasmine International PCL, NVDR	144,600	8,244
Major Cineplex Group PCL, NVDR	18,900	7,324
MC Group PCL, NVDR	8,700	3,375
Northeast Rubber PCL, NVDR	24,000	3,823
Plan B Media PCL, NVDR	58,500	14,296
Precious Shipping PCL, NVDR	15,600	3,865
Prima Marine PCL, NVDR	36,000	6,578
PTG Energy PCL, NVDR	15,900	4,039
Quality Houses PCL, NVDR	239,400	14,434
R&B Food Supply PCL, NVDR	18,300	6,080
Regional Container Lines PCL, NVDR	12,900	8,010
Rojana Industrial Park PCL, NVDR	32,400	5,336
RS PCL, NVDR	17,700	7,015
Sabina PCL, NVDR	5,700	4,019
Sansiri PCL, NVDR	444,600	22,829
SC Asset Corp. PCL, NVDR	48,900	4,581
Singer Thailand PCL, NVDR	11,100	2,957
Sino-Thai Engineering & Construction PCL, NVDR	25,500	7,180
SISB PCL, NVDR	7,200	8,350
Sri Trang Agro-Industry PCL, NVDR	19,800	10,655
Star Petroleum Refining PCL, NVDR	54,000	13,446
Stars Microelectronics Thailand PCL, NVDR	20,700	1,596
Susco PCL, NVDR	29,400	4,007
Taokaenoi Food & Marketing PCL, Class R, NVDR	20,100	6,629
Thoresen Thai Agencies PCL, NVDR	36,000	6,958
Tipco Asphalt PCL, NVDR	16,800	7,452
VGI PCL, NVDR	70,500	2,816
Xspring Capital PCL, NVDR(1)	116,400	3,971
		328,427
Turkey — 3.9%
Adel Kalemcilik Ticaret ve Sanayi AS	64	1,128
Afyon Cimento Sanayi TAS	4,875	2,065
Agesa Hayat ve Emeklilik AS	999	2,065
Akenerji Elektrik Uretim AS(1)	954	170
Akfen Yenilenebilir Enerji AS(1)	8,820	7,699
Albaraka Turk Katilim Bankasi AS(1)	26,571	3,630
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	106	509
Alkim Alkali Kimya AS	1,893	2,526
Alkim Kagit Sanayi ve Ticaret AS	241	272

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE Ticaret AS	312	$135
ARD Grup Bilisim Teknolojileri AS	641	1,090
Bagfas Bandirma Gubre Fabrikalari AS	1,791	1,681
Baticim Bati Anadolu Cimento Sanayii AS(1)	2,430	8,885
Biotrend Cevre VE Enerji Yatirimlari AS(1)	6,499	4,226
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	1,063	1,076
Bogazici Beton Sanayi Ve Ticaret AS	2,991	3,637
Bursa Cimento Fabrikasi AS	20,358	5,373
Cemas Dokum Sanayi AS(1)	36,486	5,942
Cemtas Celik Makina Sanayi Ve Ticaret AS	5,181	2,302
Dardanel Onentas Gida Sanayi AS(1)	1,497	380
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	18,486	6,776
Dyo Boya Fabrikalari Sanayi ve Ticaret AS	215	209
EGE Gubre Sanayii AS	390	662
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	267	591
Enerya Enerji AS(1)	324	1,537
Erbosan Erciyas Boru Sanayii ve Ticaret AS	309	2,585
Escar Turizm Tasimacilik Ticaret AS	369	2,198
Esenboga Elektrik Uretim AS	2,424	1,785
Europap Tezol Kagit Sanayi VE Ticaret AS(1)	4,695	3,544
Gedik Yatirim Menkul Degerler AS	1,758	830
Gelecek Varlik Yonetimi AS	498	748
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS(1)	6,852	5,364
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	300	3,056
Goodyear Lastikleri TAS(1)	1,275	929
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	4,950	4,006
GSD Holding AS	13,893	1,932
HUN Yenilenebilir Enerji Uretim AS(1)	3,795	1,021
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,936	1,374
Info Yatirim AS	1,440	695
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	2,379	3,135
Is Finansal Kiralama AS(1)	7,209	2,619
Izmir Demir Celik Sanayi AS(1)	7,395	1,579
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	3,936	3,812
Katilimevim Tasarruf Finansman AS(1)	4,082	15,519
Kerevitas Gida Sanayi ve Ticaret AS(1)	3,603	1,499
Kervan Gida Sanayi Ve Ticaret AS	3,339	2,985
Konya Kagit Sanayi VE Ticaret AS	708	1,330
Kordsa Teknik Tekstil AS	906	2,785
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	4,785	7,811
Kutahya Seker Fabrikasi AS	137	339
LDR Turizm AS	1,027	2,254
Logo Yazilim Sanayi Ve Ticaret AS	885	3,041
Margun Enerji Uretim Sanayi VE Ticaret AS	7,156	3,593
Marmaris Altinyunus Turistik Tesisler AS(1)	42	1,736
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	3,729	16,947
Menderes Tekstil Sanayi ve Ticaret AS(1)	1,374	547
Naturel Yenilenebilir Enerji Ticaret AS	1,680	3,303
Naturelgaz Sanayi ve Ticaret AS	1,779	1,028

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
NET Holding AS(1)	13,799	$12,847
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	28,593	9,226
Orge Enerji Elektrik Taahhut AS(1)	2,577	6,587
Osmanli Yatirim Menkul Degerler AS	84	613
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	184	547
Parsan Makina Parcalari Sanayii AS(1)	309	1,192
Pinar Entegre Et ve Un Sanayi AS	119	339
Pinar SUT Mamulleri Sanayii AS	142	409
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	589	364
Ral Yatirim Holding AS(1)	221	643
Sanko Pazarlama Ithalat Ihracat AS	268	227
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS(1)	3,583	10,810
SDT Uzay VE Savunma Teknolojileri AS	1,183	14,574
Sekerbank Turk AS	28,512	4,325
Suwen Tekstil Sanayi Pazarlama AS	1,584	1,044
Tekfen Holding AS	5,229	7,861
Teknosa Ic Ve Dis Ticaret AS(1)	1,551	2,509
Tukas Gida Sanayi ve Ticaret AS(1)	12,387	3,437
Turcas Petrol AS(1)	3,000	2,520
Tureks Turizm Tasimacilik AS(1)	170	215
Turk Prysmian Kablo ve Sistemleri AS	211	270
Turkiye Sinai Kalkinma Bankasi AS(1)	32,796	8,683
Ulusoy Un Sanayi ve Ticaret AS	1,080	1,082
Unlu Yatirim Holding AS	559	320
Usak Seramik Sanayii AS(1)	2,077	761
Vakif Finansal Kiralama AS(1)	2,430	431
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	3,579	9,794
Vestel Beyaz Esya Sanayi ve Ticaret AS	7,963	5,556
Vestel Elektronik Sanayi ve Ticaret AS(1)	3,336	8,864
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,626	1,614
YEO Teknoloji Enerji VE Endustri AS(1)	1,768	13,710
Zorlu Enerji Elektrik Uretim AS(1)	37,396	6,751
		308,620
TOTAL COMMON STOCKS (Cost $7,708,965)		7,826,959
RIGHTS — 0.0%
South Korea — 0.0%
Foosung Co. Ltd.(1)	139	154
Taihan Electric Wire Co. Ltd.(1)	333	410
TOTAL RIGHTS (Cost $—)		564
WARRANTS — 0.0%
Thailand — 0.0%
RS PCL, NVDR(1) (Cost $—)	1,770	281
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,315)	3,315	3,315
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $7,712,280)		7,831,119
OTHER ASSETS AND LIABILITIES — 0.2%		17,267
TOTAL NET ASSETS — 100.0%		$7,848,386

Avantis Emerging Markets Small Cap Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.5%
Industrials	17.2%
Consumer Discretionary	14.3%
Materials	9.6%
Financials	6.9%
Real Estate	6.9%
Health Care	6.5%
Consumer Staples	5.8%
Communication Services	5.7%
Utilities	2.9%
Energy	2.4%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Emerging Markets Value ETF
	Shares	Value
COMMON STOCKS — 100.4%
Brazil — 6.2%
Allos SA	62,257	$307,334
Auren Energia SA	39,100	101,229
Banco Bradesco SA	187,300	464,190
Banco Bradesco SA, ADR	546,055	1,518,033
Banco do Brasil SA	128,400	1,497,324
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	48,400	149,452
BrasilAgro - Co. Brasileira de Propriedades Agricolas	15,300	73,590
Braskem SA, Class A, ADR(1)	17,150	145,261
C&A Modas SA(1)	31,400	59,249
CCR SA	137,500	380,047
Cia Brasileira de Distribuicao, ADR(1)	32,251	24,637
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	38,000	73,613
Cia Siderurgica Nacional SA, ADR	182,382	614,627
Cielo SA	129,100	138,161
EcoRodovias Infraestrutura e Logistica SA	77,300	143,059
Embraer SA, ADR(1)	23,892	465,655
Empreendimentos Pague Menos SA	56,500	33,415
Enauta Participacoes SA	16,000	81,753
Engie Brasil Energia SA	28,800	241,762
Even Construtora e Incorporadora SA	18,300	29,487
Ez Tec Empreendimentos e Participacoes SA	32,500	111,208
Gafisa SA(1)	4,256	7,526
Gerdau SA, ADR	214,704	925,374
Grupo Casas Bahia SA(1)	14,788	26,981
Guararapes Confeccoes SA(1)	31,731	38,171
Hidrovias do Brasil SA(1)	167,900	128,346
Iguatemi SA	4	2
Iochpe Maxion SA	47,700	118,792
IRB-Brasil Resseguros SA(1)	25,816	201,549
Itau Unibanco Holding SA, ADR	193,539	1,319,936
Jalles Machado SA	21,700	33,176
JHSF Participacoes SA	76,100	68,429
Kepler Weber SA	40,600	79,222
Klabin SA	75,600	343,394
Localiza Rent a Car SA	105	1,116
LOG Commercial Properties e Participacoes SA	7,600	33,573
Mahle Metal Leve SA	4,500	32,317
Marfrig Global Foods SA(1)	134,500	264,611
Marisa Lojas SA(1)	5,380	2,489
Minerva SA	51,900	71,203
Moura Dubeux Engenharia SA(1)	17,300	44,859
Movida Participacoes SA	33,100	56,664
Multilaser Industrial SA(1)	50,300	22,564
Oceanpact Servicos Maritimos SA(1)	24,600	29,048
Pagseguro Digital Ltd., Class A(1)	46,657	649,465
Petroleo Brasileiro SA, ADR	43,150	712,838
Petroleo Brasileiro SA, ADR, Preference Shares	55,541	898,098

Avantis Emerging Markets Value ETF
	Shares	Value
Petroreconcavo SA	45,400	$209,141
Portobello SA	10,300	12,245
PRIO SA	130,200	1,148,754
Raizen SA, Preference Shares	229,800	163,182
Randon SA Implementos e Participacoes, Preference Shares	39,400	87,818
Romi SA	11,440	29,019
Sao Martinho SA	32,700	185,566
Sendas Distribuidora SA, ADR	24,676	350,893
Ser Educacional SA(1)	4,300	5,519
StoneCo Ltd., A Shares(1)	68,529	1,179,384
Suzano SA, ADR	112,517	1,277,068
SYN prop e tech SA(1)	11,300	17,640
Taurus Armas SA, Preference Shares	24,000	68,218
TIM SA, ADR(2)	33,194	613,757
Trisul SA	16,100	15,352
Tupy SA	3,700	18,905
Ultrapar Participacoes SA, ADR	192,233	1,138,019
Unipar Carbocloro SA, Class B Preference Shares	9,600	128,171
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	117,100	259,118
Vale SA, ADR	63,053	845,541
Vibra Energia SA	323,700	1,670,235
Wilson Sons SA	30,300	104,228
XP, Inc., Class A	50,866	1,202,472
		23,493,074
Chile — 0.6%
Banco de Chile	4,718,110	547,095
Banco de Credito e Inversiones SA	10,794	299,330
Banco Itau Chile SA	7,822	76,909
Cencosud Shopping SA	2,217	3,627
Cia Cervecerias Unidas SA, ADR	4,468	51,963
Colbun SA	2,125,513	292,163
Embotelladora Andina SA, Class B Preference Shares	74,161	187,217
Empresa Nacional de Telecomunicaciones SA	28,708	93,535
Empresas CMPC SA	243,329	431,965
Falabella SA(1)	59,052	149,773
Parque Arauco SA	55,119	87,926
Ripley Corp. SA	140,653	28,865
Salfacorp SA	21,953	11,721
Sociedad Quimica y Minera de Chile SA, ADR(2)	12	597
		2,262,686
China — 23.3%
361 Degrees International Ltd.	260,000	138,826
AAC Technologies Holdings, Inc.	201,000	499,716
Agile Group Holdings Ltd.(1)(2)	358,000	34,636
Akeso, Inc.(1)(2)	122,000	731,564
A-Living Smart City Services Co. Ltd.(2)	52,750	27,010
Alliance International Education Leasing Holdings Ltd.(1)(2)	231,000	25,883
Anhui Conch Cement Co. Ltd., H Shares	167,500	364,477
Anhui Expressway Co. Ltd., H Shares	152,000	168,379
ANTA Sports Products Ltd.	301,800	2,942,263

Avantis Emerging Markets Value ETF
	Shares	Value
Anton Oilfield Services Group(1)	34,000	$1,752
Asia Cement China Holdings Corp.	21,500	5,801
Autohome, Inc., ADR	9	234
Bank of Chongqing Co. Ltd., H Shares	100,000	53,962
Bank of Communications Co. Ltd., H Shares	1,755,000	1,149,781
Beijing Jingneng Clean Energy Co. Ltd., H Shares	956,000	202,274
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	66,000	78,556
Binjiang Service Group Co. Ltd.	26,500	55,990
BOC Aviation Ltd.	45,600	335,669
BOE Varitronix Ltd.	39,000	27,180
Bosideng International Holdings Ltd.	1,486,000	747,424
Brilliance China Automotive Holdings Ltd.	396,000	230,508
C&D International Investment Group Ltd.	202,000	328,438
C&D Property Management Group Co. Ltd.	32,919	13,751
Canaan, Inc., ADR(1)(2)	72,519	113,855
Canadian Solar, Inc.(1)(2)	14,781	311,731
Canvest Environmental Protection Group Co. Ltd.(2)	170,000	89,215
CARsgen Therapeutics Holdings Ltd.(1)(2)	117,500	99,711
Central China New Life Ltd.(1)	132,000	25,338
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	3,300	1,045
China Automotive Systems, Inc.(1)	3,693	11,928
China BlueChemical Ltd., H Shares	580,000	174,076
China Bohai Bank Co. Ltd., H Shares(1)(2)	187,500	26,528
China Chunlai Education Group Co. Ltd.	97,000	67,074
China Cinda Asset Management Co. Ltd., H Shares	2,730,000	261,403
China CITIC Bank Corp. Ltd., H Shares	2,267,000	1,205,337
China Coal Energy Co. Ltd., H Shares	633,000	681,689
China Communications Services Corp. Ltd., H Shares	1,154,000	490,195
China Conch Venture Holdings Ltd.(2)	436,500	437,112
China Datang Corp. Renewable Power Co. Ltd., H Shares	1,195,000	271,364
China East Education Holdings Ltd.	274,000	91,646
China Education Group Holdings Ltd.	490,000	280,732
China Everbright Bank Co. Ltd., H Shares	831,000	259,812
China Everbright Environment Group Ltd.(2)	1,295,000	481,033
China Everbright Greentech Ltd.	40,000	4,127
China Everbright Ltd.	194,000	106,352
China Feihe Ltd.	1,367,000	679,933
China Foods Ltd.	70,000	25,182
China Glass Holdings Ltd.(1)	88,000	5,695
China Hanking Holdings Ltd.	11,000	1,103
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	12,200
China Hongqiao Group Ltd.	10,000	7,739
China Lesso Group Holdings Ltd.	295,000	140,301
China Longyuan Power Group Corp. Ltd., H Shares	309,000	217,756
China Medical System Holdings Ltd.	686,000	1,127,699
China Merchants Port Holdings Co. Ltd.	421,285	522,921
China Minsheng Banking Corp. Ltd., H Shares	1,585,000	557,830
China National Building Material Co. Ltd., H Shares	1,338,000	503,231
China New Higher Education Group Ltd.	441,000	138,834
China Nonferrous Mining Corp. Ltd.	810,000	562,680
China Nuclear Energy Technology Corp. Ltd.(1)	34,000	1,216

Avantis Emerging Markets Value ETF
	Shares	Value
China Oriental Group Co. Ltd.	142,000	$21,365
China Petroleum & Chemical Corp., Class H	252,000	138,840
China Power International Development Ltd.(2)	1,946,000	786,052
China Railway Group Ltd., H Shares	1,159,000	564,535
China Resources Building Materials Technology Holdings Ltd.	914,000	158,543
China Resources Land Ltd.	692,000	2,113,613
China Resources Medical Holdings Co. Ltd.	489,500	266,751
China Resources Power Holdings Co. Ltd.	852,000	1,834,061
China Risun Group Ltd.(2)	784,000	306,660
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	2,043
China Shenhua Energy Co. Ltd., H Shares	347,000	1,335,149
China Shineway Pharmaceutical Group Ltd.	78,000	87,800
China Shuifa Singyes Energy Holdings Ltd.(1)	74,000	3,184
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	48,932
China Taiping Insurance Holdings Co. Ltd.	528,600	459,259
China Tower Corp. Ltd., H Shares	14,232,000	1,725,032
China XLX Fertiliser Ltd.	172,000	69,469
China Yongda Automobiles Services Holdings Ltd.	483,000	146,694
China Youran Dairy Group Ltd.	208,000	33,425
China Yuhua Education Corp. Ltd.(1)	204,000	14,767
China ZhengTong Auto Services Holdings Ltd.(1)	5,000	150
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	39,118
Chow Tai Fook Jewellery Group Ltd.	584,200	870,499
CIMC Enric Holdings Ltd.	250,000	201,032
CITIC Ltd.	1,317,000	1,324,865
CITIC Resources Holdings Ltd.	438,000	22,627
CITIC Securities Co. Ltd., H Shares	44,600	82,441
COFCO Joycome Foods Ltd.(1)(2)	1,043,000	203,741
Concord New Energy Group Ltd.	4,130,000	342,349
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	174,000	164,625
COSCO SHIPPING Holdings Co. Ltd., Class H	832,000	895,682
COSCO SHIPPING Ports Ltd.(2)	528,140	315,139
Country Garden Holdings Co. Ltd.(1)(2)	2,289,000	186,011
CPMC Holdings Ltd.	33,000	29,500
CSPC Pharmaceutical Group Ltd.	3,064,000	2,386,396
CSSC Hong Kong Shipping Co. Ltd.	138,000	25,546
Daqo New Energy Corp., ADR(1)	25,707	547,045
Digital China Holdings Ltd.	145,000	49,351
Dongfeng Motor Group Co. Ltd., Class H	908,000	388,404
Dongyue Group Ltd.(2)	823,000	736,666
Ebang International Holdings, Inc., Class A(1)	134	1,542
Edvantage Group Holdings Ltd.	18,652	6,465
E-House China Enterprise Holdings Ltd.(1)	13,800	289
EVA Precision Industrial Holdings Ltd.	54,000	4,743
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	19,758
Fanhua, Inc., ADR(1)	239	1,111
FIH Mobile Ltd.(1)	480,000	29,697
FinVolution Group, ADR	70,932	370,974
First Tractor Co. Ltd., H Shares	156,000	121,804
Fosun International Ltd.	693,500	400,106

Avantis Emerging Markets Value ETF
	Shares	Value
Fu Shou Yuan International Group Ltd.	487,000	$318,084
Fufeng Group Ltd.(2)	896,000	549,320
Fullshare Holdings Ltd.(1)	46,100	3,464
GCL Technology Holdings Ltd.	6,775,000	942,395
GDS Holdings Ltd., Class A(1)(2)	1,400	1,186
Geely Automobile Holdings Ltd.	2,077,000	2,260,341
Gemdale Properties & Investment Corp. Ltd.(2)	478,000	16,130
Genertec Universal Medical Group Co. Ltd.	318,000	174,369
GF Securities Co. Ltd., H Shares	319,400	342,954
Grand Pharmaceutical Group Ltd.	432,000	197,213
Great Wall Motor Co. Ltd., H Shares(2)	582,500	657,442
Greentown China Holdings Ltd.	146,500	117,140
Greentown Management Holdings Co. Ltd.	174,000	109,529
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	495,200	64,193
Haier Smart Home Co. Ltd., H Shares	606,000	1,835,356
Haitian International Holdings Ltd.	24,000	60,770
Haitong Securities Co. Ltd., H Shares	397,200	197,167
Hansoh Pharmaceutical Group Co. Ltd.	158,000	278,481
Harbin Electric Co. Ltd., H Shares	16,000	4,875
Henan Jinma Energy Co. Ltd., H Shares	4,000	541
Hengan International Group Co. Ltd.	284,500	876,886
Hilong Holding Ltd.(1)	205,000	5,321
Hisense Home Appliances Group Co. Ltd., H Shares	167,000	528,773
Hollysys Automation Technologies Ltd.(1)	19,592	501,947
Honliv Healthcare Management Group Co. Ltd.(1)	44,000	14,575
Hua Hong Semiconductor Ltd.(1)	2,000	4,286
Huatai Securities Co. Ltd., H Shares	373,200	440,495
Ingdan, Inc.	21,000	2,966
Inkeverse Group Ltd.(1)	443,000	41,976
iQIYI, Inc., ADR(1)	56,911	210,002
JD Logistics, Inc.(1)	349,300	344,899
Jiangxi Copper Co. Ltd., H Shares	175,000	259,720
Jinchuan Group International Resources Co. Ltd.(2)	1,493,000	125,427
Jinxin Fertility Group Ltd.(1)(2)	392,000	121,476
JNBY Design Ltd.	53,500	102,241
Kangji Medical Holdings Ltd.	109,000	88,731
KE Holdings, Inc., ADR	118,648	1,612,426
Kingboard Holdings Ltd.	254,000	498,213
Kingboard Laminates Holdings Ltd.	332,500	205,920
Lee & Man Paper Manufacturing Ltd.	544,000	155,111
LexinFintech Holdings Ltd., ADR	28,485	52,412
Lifetech Scientific Corp.(1)(2)	400,000	101,437
Linklogis, Inc., Class B(2)	37,500	5,877
Longfor Group Holdings Ltd.	251,663	315,209
Lufax Holding Ltd., ADR	13,294	41,477
Luye Pharma Group Ltd.(1)(2)	1,084,000	400,377
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	142,000	11,539
Maoyan Entertainment(1)	158,600	174,881
Midea Real Estate Holding Ltd.	107,200	59,721
MINISO Group Holding Ltd., ADR	28,123	515,495
Minth Group Ltd.	294,000	499,778

Avantis Emerging Markets Value ETF
	Shares	Value
MMG Ltd.(1)	1,360,000	$364,075
NetDragon Websoft Holdings Ltd.	100,000	143,671
NetEase, Inc., ADR	27,944	3,015,717
New China Life Insurance Co. Ltd., H Shares	1,600	3,074
Nexteer Automotive Group Ltd.	467,000	215,173
Nine Dragons Paper Holdings Ltd.(1)(2)	755,000	349,328
Noah Holdings Ltd., ADR	7,651	85,079
Orient Overseas International Ltd.	59,500	921,377
People's Insurance Co. Group of China Ltd., H Shares	648,000	215,851
Perennial Energy Holdings Ltd.	130,000	15,215
PICC Property & Casualty Co. Ltd., H Shares	1,738,000	2,376,052
Poly Property Services Co. Ltd., Class H	1,400	5,022
Pop Mart International Group Ltd.	106,400	265,252
Postal Savings Bank of China Co. Ltd., H Shares	78,000	40,979
Powerlong Commercial Management Holdings Ltd.	20,500	7,111
Q Technology Group Co. Ltd.(1)(2)	174,000	68,479
Qifu Technology, Inc., ADR	56,303	869,881
Qudian, Inc., ADR(1)	43,432	106,408
Radiance Holdings Group Co. Ltd.(1)(2)	224,000	61,342
Sany Heavy Equipment International Holdings Co. Ltd.	100,000	77,327
SciClone Pharmaceuticals Holdings Ltd.	194,500	323,999
Seazen Group Ltd.(1)	774,000	109,173
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	243,200	158,748
Shanghai Conant Optical Co. Ltd., Class H	29,000	27,675
Shanghai Industrial Holdings Ltd.	175,000	228,859
Shanghai Industrial Urban Development Group Ltd.(1)	228,000	11,348
Shenzhen Expressway Corp. Ltd., H Shares	166,000	145,985
Shenzhen International Holdings Ltd.	432,000	364,281
Shimao Services Holdings Ltd.(1)	2,000	286
Shinsun Holdings Group Co. Ltd.(1)	137,000	766
Shougang Fushan Resources Group Ltd.	1,254,000	522,144
Shui On Land Ltd.	986,500	89,278
Simcere Pharmaceutical Group Ltd.(2)	393,000	279,350
Sino Biopharmaceutical Ltd.	3,107,000	1,234,907
Sino-Ocean Group Holding Ltd.(1)(2)	3,000	128
Sinopec Engineering Group Co. Ltd., H Shares	600,500	329,245
Sinopec Kantons Holdings Ltd.	118,000	53,406
Skyworth Group Ltd.	569,457	200,198
SOHO China Ltd.(1)	522,000	45,814
SSY Group Ltd.	662,000	370,813
TAL Education Group, ADR(1)	136,803	2,015,108
TCL Electronics Holdings Ltd.	330,000	120,613
Tianli International Holdings Ltd.	341,000	204,726
Tianneng Power International Ltd.(2)	360,000	324,552
Times China Holdings Ltd.(1)	314,000	9,990
Times Neighborhood Holdings Ltd.	112,000	7,013
Tingyi Cayman Islands Holding Corp.	500,000	556,028
Tong Ren Tang Technologies Co. Ltd., H Shares	124,000	81,316
Tongda Group Holdings Ltd.(1)	190,000	2,251
Topsports International Holdings Ltd.	697,000	471,673
Tsaker New Energy Tech Co. Ltd.	56,500	5,593

Avantis Emerging Markets Value ETF
	Shares	Value
Uni-President China Holdings Ltd.(2)	143,000	$85,626
Vinda International Holdings Ltd.(2)	68,000	201,385
Vipshop Holdings Ltd., ADR(1)	145,760	2,805,880
Viva Biotech Holdings(1)(2)	306,000	23,041
Vnet Group, Inc., ADR(1)(2)	37,894	58,736
Want Want China Holdings Ltd.	1,683,000	929,053
Wasion Holdings Ltd.	136,000	85,159
Weibo Corp., ADR	36,711	334,804
Weichai Power Co. Ltd., H Shares	433,000	852,301
Weiqiao Textile Co., H Shares(1)	152,000	67,083
West China Cement Ltd.	1,100,000	126,408
Xiabuxiabu Catering Management China Holdings Co. Ltd.	234,000	58,077
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	95,000	86,378
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	4,737
Xinte Energy Co. Ltd., H Shares(1)(2)	155,200	206,745
Xinyi Energy Holdings Ltd.(2)	445,800	61,993
Xinyi Solar Holdings Ltd.	1,298,000	785,998
XJ International Holdings Co. Ltd.(1)(2)	1,144,000	47,503
Xtep International Holdings Ltd.(2)	577,500	318,520
Yadea Group Holdings Ltd.	114,000	179,102
Yankuang Energy Group Co. Ltd., H Shares	758,000	1,747,980
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	176,000	228,678
Yihai International Holding Ltd.(1)(2)	212,000	296,782
Yuexiu Services Group Ltd.(2)	151,500	50,821
Yuexiu Transport Infrastructure Ltd.	448,000	254,561
Yum China Holdings, Inc.	43,284	1,856,451
Zengame Technology Holding Ltd.	234,000	134,167
Zhejiang Expressway Co. Ltd., H Shares	554,760	423,071
Zhongsheng Group Holdings Ltd.	10,500	19,117
Zijin Mining Group Co. Ltd., H Shares	976,000	1,567,772
Zonqing Environmental Ltd.(1)(2)	18,000	51,042
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	118,800	76,723
ZTO Express Cayman, Inc., ADR	121,473	2,331,067
		88,352,531
Greece — 0.6%
Aegean Airlines SA(1)	5,230	71,133
Eurobank Ergasias Services & Holdings SA, Class A(1)	196,277	405,946
Hellenic Telecommunications Organization SA	3,023	45,666
Helleniq Energy Holdings SA	3,094	28,191
Motor Oil Hellas Corinth Refineries SA	12,503	357,227
National Bank of Greece SA(1)	79,279	622,496
Piraeus Financial Holdings SA(1)	166,423	735,242
Sunrisemezz PLC(1)	1,432	493
Titan Cement International SA(1)	5,342	151,604
		2,417,998
Hong Kong — 0.1%
South Manganese Investment Ltd.(1)	246,000	8,955
Truly International Holdings Ltd.	468,000	42,370
Wharf Holdings Ltd.(2)	92,000	339,107
		390,432

Avantis Emerging Markets Value ETF
	Shares	Value
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	44,777	$356,145
OTP Bank Nyrt	18,859	904,969
		1,261,114
India — 20.9%
Aarti Industries Ltd.	46,403	367,048
Aarti Pharmalabs Ltd.	5,749	33,875
Accelya Solutions India Ltd.	954	21,053
Adani Enterprises Ltd.	8,082	320,114
Adani Ports & Special Economic Zone Ltd.	60,384	958,648
Adani Power Ltd.(1)	89,479	592,184
Aditya Birla Capital Ltd.(1)	101,920	225,344
AGI Greenpac Ltd.	2,759	27,247
Ajanta Pharma Ltd.	7,940	211,310
Allcargo Logistics Ltd.	37,584	38,588
Allcargo Terminals Ltd.	9,396	7,354
Amara Raja Energy & Mobility Ltd.	28,189	285,191
Ambika Cotton Mills Ltd.	311	6,183
Anant Raj Ltd.	33,112	139,555
Andhra Sugars Ltd.	4,689	6,220
Apar Industries Ltd.	3,493	263,518
APL Apollo Tubes Ltd.	10,245	190,810
Apollo Hospitals Enterprise Ltd.	1,240	91,288
Apollo Tyres Ltd.	90,024	562,032
Aptech Ltd.	2,186	6,379
Archean Chemical Industries Ltd.	11,949	108,911
Arvind Ltd.	56,276	190,656
Ashoka Buildcon Ltd.(1)	31,206	70,061
Aster DM Healthcare Ltd.(1)	24,098	137,547
Astra Microwave Products Ltd.	7,929	59,050
Aurobindo Pharma Ltd.	64,473	799,242
Avadh Sugar & Energy Ltd.	1,300	9,429
Axis Bank Ltd., GDR	3,190	208,100
Bajaj Auto Ltd.	7,307	696,423
Bajaj Consumer Care Ltd.	11,479	32,451
Bajaj Hindusthan Sugar Ltd.(1)	393,023	162,958
Bajel Projects Ltd.(1)	4,771	12,501
Balaji Amines Ltd.	2,247	58,888
Balrampur Chini Mills Ltd.	40,732	182,969
Bandhan Bank Ltd.	124,299	292,715
Bank of Baroda	178,827	572,161
BASF India Ltd.	1,729	68,694
Bayer CropScience Ltd.	87	5,954
BEML Ltd.	8,417	316,069
Best Agrolife Ltd.	2,513	17,669
Bhansali Engineering Polymers Ltd.	3,804	4,376
Bharat Electronics Ltd.	613,549	1,515,526
Bharat Heavy Electricals Ltd.	161,556	443,049
Bharat Petroleum Corp. Ltd.	203,834	1,481,337
Birla Corp. Ltd.	1,882	37,180
Birlasoft Ltd.	20,238	189,148

Avantis Emerging Markets Value ETF
	Shares	Value
Blue Dart Express Ltd.	454	$33,022
Bombay Burmah Trading Co.	8,360	174,838
Borosil Renewables Ltd.(1)	3,660	23,691
Brigade Enterprises Ltd.	23,579	283,787
Brightcom Group Ltd.(1)	120,068	24,771
BSE Ltd.	8,899	254,198
Butterfly Gandhimathi Appliances Ltd.(1)	68	736
Can Fin Homes Ltd.	26,471	247,022
Canara Bank	43,486	295,441
Caplin Point Laboratories Ltd.	145	2,593
Castrol India Ltd.	122,388	307,208
CCL Products India Ltd.	7,880	59,819
Ceat Ltd.	4,478	154,056
Century Enka Ltd.	2,034	10,932
Cera Sanitaryware Ltd.	575	52,533
Chambal Fertilisers & Chemicals Ltd.	48,532	205,302
Chennai Petroleum Corp. Ltd.	20,309	216,722
Cholamandalam Investment & Finance Co. Ltd.	77,557	1,016,020
CIE Automotive India Ltd.	11,446	60,729
Cigniti Technologies Ltd.	7,149	91,553
Cipla Ltd.	11,659	208,213
City Union Bank Ltd.	121,846	198,113
Coal India Ltd.	206,852	1,086,246
Cochin Shipyard Ltd.	20,432	215,065
Confidence Petroleum India Ltd.	23,445	30,539
Coromandel International Ltd.	21,786	282,407
Cosmo First Ltd.	2,175	13,638
CreditAccess Grameen Ltd.(1)	17,192	304,484
CSB Bank Ltd.(1)	13,926	58,683
Cyient Ltd.	26,619	650,479
Dalmia Bharat Ltd.	517	12,626
Dalmia Bharat Sugar & Industries Ltd.	1,821	8,462
DCB Bank Ltd.	33,280	51,344
DCM Shriram Ltd.	12,353	141,843
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	91,113
Deepak Nitrite Ltd.	8,623	229,651
Dhampur Bio Organics Ltd.	1,877	3,072
Dhampur Sugar Mills Ltd.	12,479	35,996
Dish TV India Ltd.(1)	396,359	102,274
Dr Reddy's Laboratories Ltd., ADR	9,275	712,134
Dwarikesh Sugar Industries Ltd.	33,968	31,950
eClerx Services Ltd.	3,563	108,517
Edelweiss Financial Services Ltd.	102,601	94,032
Eicher Motors Ltd.	6,288	287,341
EID Parry India Ltd.	18,623	141,424
Elecon Engineering Co. Ltd.	7,188	86,796
Emami Ltd.	24,015	134,663
Endurance Technologies Ltd.	2,695	60,325
Engineers India Ltd.	44,338	111,945
Epigral Ltd.	1,230	17,456
EPL Ltd.	18,512	41,780

Avantis Emerging Markets Value ETF
	Shares	Value
Equitas Small Finance Bank Ltd.	51,083	$61,324
Escorts Kubota Ltd.	4,030	138,445
Ester Industries Ltd.	4,313	5,265
Eveready Industries India Ltd.(1)	1,026	4,297
Everest Industries Ltd.	1,179	17,107
Excel Industries Ltd.	459	4,609
Exide Industries Ltd.	12,458	48,030
Federal Bank Ltd.	430,217	779,669
Filatex India Ltd.	7,154	6,315
Finolex Industries Ltd.	81,777	215,196
G R Infraprojects Ltd.(1)	1,800	26,310
Gabriel India Ltd.	19,239	80,070
Galaxy Surfactants Ltd.	679	20,771
Garden Reach Shipbuilders & Engineers Ltd.	4,895	47,944
Gateway Distriparks Ltd.	19,801	25,732
Geojit Financial Services Ltd.	36,992	33,302
GHCL Ltd.	20,385	125,472
GHCL Textiles Ltd.(1)	13,434	14,145
GIC Housing Finance Ltd.	10,437	28,664
Glenmark Pharmaceuticals Ltd.	43,891	489,858
Global Health Ltd.(1)	16,312	268,329
Globus Spirits Ltd.	4,244	40,045
Godawari Power & Ispat Ltd.	11,136	99,364
Gokaldas Exports Ltd.	23,712	240,960
Granules India Ltd.	34,246	191,810
Grasim Industries Ltd.	35,959	949,132
Great Eastern Shipping Co. Ltd.	30,526	370,369
Greenpanel Industries Ltd.	13,714	63,751
Greenply Industries Ltd.	10,648	33,811
Gufic Biosciences Ltd.	5,829	22,149
Gujarat Alkalies & Chemicals Ltd.	4,525	43,689
Gujarat Ambuja Exports Ltd.	22,303	105,490
Gujarat Mineral Development Corp. Ltd.	13,196	62,060
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	311,619
Gujarat Pipavav Port Ltd.	102,692	258,443
Gujarat State Fertilizers & Chemicals Ltd.	70,571	184,903
Hathway Cable & Datacom Ltd.(1)	37,648	10,333
HBL Power Systems Ltd.	17,551	109,931
HCL Technologies Ltd.	140,768	2,821,014
HDFC Asset Management Co. Ltd.	14,450	653,966
HealthCare Global Enterprises Ltd.(1)	9,740	42,485
Hero MotoCorp Ltd.	19,737	1,051,854
HG Infra Engineering Ltd.	7,303	77,454
Hikal Ltd.	12,048	40,730
HIL Ltd.	251	8,528
Himadri Speciality Chemical Ltd., ADR	55,687	247,243
Hindalco Industries Ltd.	226,432	1,373,519
Hinduja Global Solutions Ltd.	845	9,318
Hindustan Copper Ltd.	38,304	124,485
Hindustan Petroleum Corp. Ltd.	184,973	1,137,150
Hindware Home Innovation Ltd.	2,624	12,831

Avantis Emerging Markets Value ETF
	Shares	Value
I G Petrochemicals Ltd.	1,051	$5,851
ICICI Securities Ltd.	9,049	89,354
IIFL Finance Ltd.	57,056	405,403
IIFL Securities Ltd.(1)	59,367	105,985
India Glycols Ltd.	189	1,951
Indiabulls Housing Finance Ltd.	125,683	286,488
IndiaMart InterMesh Ltd.	4,228	135,502
Indian Bank	40,248	254,339
Indian Energy Exchange Ltd.	63,666	108,841
Indian Metals & Ferro Alloys Ltd.	1,190	8,707
Indian Oil Corp. Ltd.	602,690	1,201,875
Indo Count Industries Ltd.	8,312	34,051
Indus Towers Ltd.(1)	94,327	287,681
Intellect Design Arena Ltd.	15,447	205,709
IOL Chemicals & Pharmaceuticals Ltd.	3,269	15,993
IRCON International Ltd.	44,986	123,982
ITD Cementation India Ltd.	25,535	101,677
J Kumar Infraprojects Ltd.	6,591	51,144
Jai Balaji Industries Ltd.(1)	8,512	131,118
Jaiprakash Power Ventures Ltd.(1)	285,099	62,461
Jammu & Kashmir Bank Ltd.	103,347	178,086
Jindal Poly Films Ltd.	1,238	8,472
Jindal Saw Ltd.	40,550	233,821
Jindal Stainless Ltd.	76,692	591,286
Jindal Steel & Power Ltd.	88,575	826,356
JK Cement Ltd.	694	37,754
JK Lakshmi Cement Ltd.	15,916	176,302
JK Paper Ltd.	18,583	83,661
JK Tyre & Industries Ltd.	6,818	42,673
JM Financial Ltd.	93,382	108,271
JSW Steel Ltd.	124,626	1,201,537
Jubilant Ingrevia Ltd.	15,747	91,430
Jubilant Pharmova Ltd.	14,710	100,632
Kalpataru Projects International Ltd.	26,004	302,265
Karnataka Bank Ltd.	64,176	175,598
Karur Vysya Bank Ltd.	132,330	292,520
Kaveri Seed Co. Ltd.	2,472	19,788
KEC International Ltd.	34,010	297,556
Kirloskar Ferrous Industries Ltd.	14,319	91,622
KNR Constructions Ltd.	4,047	13,051
Kolte-Patil Developers Ltd.	2,489	14,010
KPI Green Energy Ltd.	7,746	161,117
KPIT Technologies Ltd.	7,670	144,955
KPR Mill Ltd.	4,523	41,906
KRBL Ltd.	12,873	49,962
Krsnaa Diagnostics Ltd.	3,390	26,613
L&T Finance Holdings Ltd.	211,252	425,060
Larsen & Toubro Ltd.	99,617	4,176,572
Laurus Labs Ltd.	29,514	144,523
LG Balakrishnan & Bros Ltd.	4,162	57,214
LIC Housing Finance Ltd.	79,001	616,654

Avantis Emerging Markets Value ETF
	Shares	Value
LT Foods Ltd.	39,856	$86,483
LUX Industries Ltd.	271	3,826
Maharashtra Seamless Ltd.	11,868	131,562
Mahindra & Mahindra Financial Services Ltd.	87,242	297,542
Mahindra Logistics Ltd.	7,483	38,366
Maithan Alloys Ltd.	648	8,305
Man Infraconstruction Ltd.	46,525	120,392
Manali Petrochemicals Ltd.	13,942	11,661
Manappuram Finance Ltd.	201,802	429,164
Marksans Pharma Ltd.	83,831	153,964
Mazagon Dock Shipbuilders Ltd.	2,533	63,682
Meghmani Organics Ltd.	3,038	3,556
Minda Corp. Ltd.	17,145	86,770
MOIL Ltd.	8,159	26,059
Motherson Sumi Wiring India Ltd.	46,684	39,430
Motilal Oswal Financial Services Ltd.	12,196	236,954
Mphasis Ltd.	15,732	496,296
MRF Ltd.	378	666,390
Mrs Bectors Food Specialities Ltd.	1,317	16,869
MSTC Ltd.	897	9,825
Multi Commodity Exchange of India Ltd.	7,292	330,320
Muthoot Finance Ltd.	27,983	438,926
Narayana Hrudayalaya Ltd.	17,172	277,850
Natco Pharma Ltd.	12,871	154,370
National Aluminium Co. Ltd.	272,795	511,593
National Fertilizers Ltd.	11,767	13,940
Nava Ltd.	8,151	49,113
NCC Ltd.	152,198	453,566
Neuland Laboratories Ltd.	1,328	114,255
Nippon Life India Asset Management Ltd.	34,760	216,301
NLC India Ltd.	23,997	64,364
NOCIL Ltd.	13,076	41,316
NTPC Ltd.	500,885	2,024,004
Nuvama Wealth Management Ltd.(1)	1,145	56,768
Oil & Natural Gas Corp. Ltd.	595,566	1,894,724
Oil India Ltd.	91,371	600,798
Olectra Greentech Ltd.	470	11,132
Optiemus Infracom Ltd.	2,901	10,415
Oracle Financial Services Software Ltd.	5,461	504,791
Orient Cement Ltd.	20,379	55,797
Orient Green Power Co. Ltd.(1)	193,101	52,873
Panama Petrochem Ltd.	7,332	30,372
PCBL Ltd.	73,480	253,542
Pennar Industries Ltd.(1)	25,863	41,760
Persistent Systems Ltd.	6,267	652,163
Petronet LNG Ltd.	226,685	746,364
PNB Housing Finance Ltd.(1)	25,989	217,456
PNC Infratech Ltd.	39,746	205,162
Power Mech Projects Ltd.	1,705	104,968
Praj Industries Ltd.	18,823	113,096
Prakash Industries Ltd.(1)	18,137	37,710

Avantis Emerging Markets Value ETF
	Shares	Value
Pricol Ltd.(1)	14,890	$72,479
Prince Pipes & Fittings Ltd.(1)	3,796	26,201
Prism Johnson Ltd.(1)	17,007	35,721
PTC India Ltd.	104,511	254,935
Quess Corp. Ltd.	11,914	73,825
Ramco Cements Ltd.	22,911	230,621
Ramkrishna Forgings Ltd.	28,820	271,807
Rashtriya Chemicals & Fertilizers Ltd.	32,956	56,108
Raymond Ltd.	10,381	229,515
RBL Bank Ltd.	115,927	363,616
REC Ltd.	390,878	2,081,395
Redington Ltd.	102,736	255,859
Reliance Power Ltd.(1)	587,154	171,519
Repco Home Finance Ltd.	16,468	86,710
Rhi Magnesita India Ltd.	3,248	22,347
RITES Ltd.	14,218	133,784
RPG Life Sciences Ltd.	1,481	27,150
Samvardhana Motherson International Ltd.	487,460	700,323
Sanghi Industries Ltd.(1)	11,763	15,380
Sanofi India Ltd.	2,035	210,900
Sansera Engineering Ltd.	3,505	43,318
Sarda Energy & Minerals Ltd.	15,000	38,720
Satia Industries Ltd.	7,648	11,468
Satin Creditcare Network Ltd.(1)	27,482	77,877
SBI Cards & Payment Services Ltd.	30,138	261,460
Sharda Cropchem Ltd.	3,884	16,787
Share India Securities Ltd.	240	5,422
Shipping Corp. of India Ltd.	12,981	36,980
Shipping Corp. of India Ltd.(1)	12,981	4,235
Shree Cement Ltd.	396	121,530
Shriram Finance Ltd.	47,909	1,407,338
Siyaram Silk Mills Ltd.	1,138	6,877
Sobha Ltd.	7,465	140,550
Sonata Software Ltd.	35,352	345,194
Southern Petrochemical Industries Corp. Ltd.	13,120	14,021
Speciality Restaurants Ltd.	6,760	17,580
State Bank of India, GDR	13,141	1,195,366
Strides Pharma Science Ltd.	15,628	148,078
Sudarshan Chemical Industries Ltd.	1,002	7,103
Sun Pharmaceutical Industries Ltd.	11,584	220,224
Sun TV Network Ltd.	27,829	206,574
Sunflag Iron & Steel Co. Ltd.(1)	6,209	14,947
Supreme Industries Ltd.	4,391	219,603
Supreme Petrochem Ltd.	8,851	77,910
Surya Roshni Ltd.	10,948	79,165
Suven Pharmaceuticals Ltd.(1)	12,009	91,109
Tamil Nadu Newsprint & Papers Ltd.	14,869	47,898
Tamilnadu Petroproducts Ltd.	8,337	9,314
Tanla Platforms Ltd.	13,081	154,138
Tata Chemicals Ltd.	12,586	142,194
Tata Motors Ltd.	5,470	62,627

Avantis Emerging Markets Value ETF
	Shares	Value
Tata Steel Ltd.	1,244,205	$2,109,146
Tech Mahindra Ltd.	103,189	1,585,729
Thermax Ltd.	774	33,883
Thirumalai Chemicals Ltd.	8,400	24,633
Time Technoplast Ltd.	26,322	68,875
Titagarh Rail System Ltd.	25,526	288,485
TransIndia Real Estate Ltd.(1)	9,396	6,304
Transport Corp. of India Ltd.	1,955	19,551
Trident Ltd.	214,768	109,447
Triveni Turbine Ltd.	15,888	95,319
Tube Investments of India Ltd.	4,947	207,665
TVS Srichakra Ltd.	401	20,748
Uflex Ltd.	4,366	22,596
Ugar Sugar Works Ltd.	8,924	8,658
Ujjivan Financial Services Ltd.	13,756	90,930
Ujjivan Small Finance Bank Ltd.	249,569	159,911
UltraTech Cement Ltd.	2,930	349,567
Usha Martin Ltd.	8,471	33,603
UTI Asset Management Co. Ltd.	10,820	116,690
Valiant Organics Ltd.(1)	587	3,027
Vardhman Textiles Ltd.	26,797	138,004
Varroc Engineering Ltd.(1)	4,313	25,298
Vedanta Ltd.	147,110	474,029
Venky's India Ltd.	72	1,533
Vishnu Chemicals Ltd.	3,715	13,387
VRL Logistics Ltd.	8,200	57,774
Welspun Corp. Ltd.	30,168	185,751
Welspun Enterprises Ltd.	19,561	74,372
Welspun Living Ltd.	72,728	135,494
West Coast Paper Mills Ltd.	9,632	72,064
Wockhardt Ltd.(1)	21,069	153,567
Wonderla Holidays Ltd.	3,866	43,912
Yes Bank Ltd.(1)	257,765	75,796
		79,141,713
Indonesia — 2.0%
ABM Investama Tbk. PT	196,100	44,278
Adaro Energy Indonesia Tbk. PT	2,351,200	362,368
Aneka Tambang Tbk. PT	1,575,200	146,298
Astra International Tbk. PT	2,467,900	821,559
Bank BTPN Syariah Tbk. PT	325,000	28,446
Bank Mandiri Persero Tbk. PT	5,604,000	2,503,158
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	353,900	27,137
BFI Finance Indonesia Tbk. PT	306,200	26,865
Buana Lintas Lautan Tbk. PT(1)	830,000	5,487
Bukit Asam Tbk. PT	1,235,800	201,210
Charoen Pokphand Indonesia Tbk. PT	1,200	370
Delta Dunia Makmur Tbk. PT	2,658,500	55,861
Dharma Polimetal Tbk. PT	425,100	32,466
Dharma Satya Nusantara Tbk. PT	1,295,100	42,464
Elnusa Tbk. PT	1,623,900	41,937
Energi Mega Persada Tbk. PT(1)	1,539,900	19,790

Avantis Emerging Markets Value ETF
	Shares	Value
Harum Energy Tbk. PT(1)	962,900	$76,717
Indika Energy Tbk. PT	588,900	50,984
Indo Tambangraya Megah Tbk. PT	116,600	194,334
Indosat Tbk. PT	19,200	13,969
Jasa Marga Persero Tbk. PT	575,500	198,781
Medco Energi Internasional Tbk. PT	2,229,900	185,422
Media Nusantara Citra Tbk. PT	16,700	347
Mitra Pinasthika Mustika Tbk. PT	15,800	1,065
MNC Vision Networks Tbk. PT(1)	2,388,700	7,593
PP Persero Tbk. PT(1)	19,800	624
Samudera Indonesia Tbk. PT	1,251,400	25,502
Sawit Sumbermas Sarana Tbk. PT	749,200	54,186
Surya Esa Perkasa Tbk. PT	1,874,400	61,363
Surya Semesta Internusa Tbk. PT(1)	1,763,100	63,495
Telkom Indonesia Persero Tbk. PT, ADR	61,276	1,567,440
United Tractors Tbk. PT	393,700	589,642
XL Axiata Tbk. PT	1,272,100	192,847
		7,644,005
Malaysia — 1.8%
Aeon Co. M Bhd.	66,900	15,952
Alliance Bank Malaysia Bhd.	182,300	136,817
AMMB Holdings Bhd.	233,100	213,376
Axiata Group Bhd.	224,400	131,541
Bank Islam Malaysia Bhd.	85,500	44,365
Berjaya Corp. Bhd.(1)	412,870	25,254
Bermaz Auto Bhd.	194,500	99,983
Bumi Armada Bhd.(1)	590,200	68,403
Chin Hin Group Bhd.(1)	22,800	18,655
CIMB Group Holdings Bhd.	643,404	876,174
DRB-Hicom Bhd.	107,900	31,656
Ekovest Bhd.(1)	360,400	34,654
Evergreen Fibreboard Bhd.(1)	31,000	1,931
Fraser & Neave Holdings Bhd.	1,900	11,814
Genting Bhd.	337,400	339,403
Genting Malaysia Bhd.	164,200	99,447
HAP Seng Consolidated Bhd.	73,800	68,785
Hengyuan Refining Co. Bhd.(1)	24,700	14,879
Hextar Healthcare Bhd.(1)	1,400	62
Hibiscus Petroleum Bhd.	212,140	113,032
IJM Corp. Bhd.	384,100	173,447
Insas Bhd.	6,100	1,443
Jaya Tiasa Holdings Bhd.	66,000	16,695
Kelington Group Bhd.	71,100	38,267
Kossan Rubber Industries Bhd.	112,700	44,644
KSL Holdings Bhd.(1)	27,100	8,751
Kuala Lumpur Kepong Bhd.	62,032	293,131
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	8
Mah Sing Group Bhd.	288,200	59,632
Malayan Banking Bhd.	484,560	973,534
Malaysia Airports Holdings Bhd.	134,300	239,975
Malaysia Building Society Bhd.	256,000	41,072

Avantis Emerging Markets Value ETF
	Shares	Value
Malaysian Resources Corp. Bhd.	134,400	$16,605
Maybulk Bhd.	25,900	1,722
MISC Bhd.	151,200	242,406
Perak Transit Bhd.	46,000	12,707
Public Bank Bhd.	1,073,400	996,255
RHB Bank Bhd.	214,821	253,712
Sapura Energy Bhd.(1)	62,700	656
Sarawak Oil Palms Bhd.	22,350	13,390
Serba Dinamik Holdings Bhd.(1)	21,300	5
Shin Yang Group Bhd.	175,300	23,120
Sime Darby Plantation Bhd.	123,500	112,864
Solarvest Holdings Bhd.(1)	43,700	13,732
Supermax Corp. Bhd.	279,520	48,910
Syarikat Takaful Malaysia Keluarga Bhd.	14,000	10,976
Ta Ann Holdings Bhd.	19,100	14,681
TASCO Bhd.	6,400	1,112
Telekom Malaysia Bhd.	181,200	231,131
TSH Resources Bhd.	95,200	20,874
United Plantations Bhd.	30,700	143,262
Velesto Energy Bhd.(1)	1,494,600	89,682
WCT Holdings Bhd.	292,400	33,058
Yinson Holdings Bhd.	195,600	105,103
		6,622,745
Mexico — 3.0%
Alfa SAB de CV, Class A	543,664	401,905
Alpek SAB de CV(2)	23,068	14,847
America Movil SAB de CV, ADR	66,068	1,236,132
Banco del Bajio SA	209,544	775,636
Controladora AXTEL SAB de CV(1)(2)	76,697	1,049
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	14,000	101,220
GCC SAB de CV	1,298	13,613
Genomma Lab Internacional SAB de CV, Class B	295,242	228,478
Gentera SAB de CV	377,169	566,940
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	1,482
Grupo Comercial Chedraui SA de CV	44,128	338,929
Grupo Financiero Banorte SAB de CV, Class O	322,546	3,336,308
Grupo Financiero Inbursa SAB de CV, Class O(1)	290,508	882,726
Grupo Mexico SAB de CV, Series B	513,872	2,505,707
Industrias Penoles SAB de CV(1)	14	177
Megacable Holdings SAB de CV	195,950	502,974
Nemak SAB de CV(1)	734,494	149,534
Regional SAB de CV	38,855	362,465
		11,420,122
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	32,100	30,273
ACEN Corp.	29,010	2,149
Alliance Global Group, Inc.	270,600	49,663
Bank of the Philippine Islands	165,488	368,463
BDO Unibank, Inc.	280,946	765,382
Converge Information & Communications Technology Solutions, Inc.(1)	168,400	26,973

Avantis Emerging Markets Value ETF
	Shares	Value
DMCI Holdings, Inc.	746,300	$145,393
First Gen Corp.	11,100	3,792
Globe Telecom, Inc.	1,344	41,116
GT Capital Holdings, Inc.	19,400	242,440
JG Summit Holdings, Inc.	371,570	270,772
LT Group, Inc.	207,600	35,115
Metropolitan Bank & Trust Co.	366,620	404,355
Nickel Asia Corp.	100,800	8,147
PLDT, Inc., ADR(2)	40	922
Puregold Price Club, Inc.	230,700	112,880
Robinsons Land Corp.	222,700	64,863
Robinsons Retail Holdings, Inc.	18,930	12,616
Security Bank Corp.	102,720	129,582
Semirara Mining & Power Corp.	168,000	96,600
		2,811,496
Poland — 1.3%
Alior Bank SA(1)	25,665	616,526
Bank Millennium SA(1)	132,477	331,474
Bank Polska Kasa Opieki SA	23,461	1,017,583
Budimex SA	2,429	443,998
CCC SA(1)	10,762	205,141
Grupa Kety SA	1,614	285,046
Jastrzebska Spolka Weglowa SA(1)	16,514	170,678
LPP SA	19	85,468
mBank SA(1)	2,004	349,193
Orange Polska SA	127,163	260,259
ORLEN SA	53,320	828,237
Text SA	10	239
XTB SA	11,215	135,494
		4,729,336
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	1
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	152,598,000	167
		168
South Africa — 3.2%
Absa Group Ltd.	130,641	1,115,253
AECI Ltd.	24,938	126,390
African Rainbow Minerals Ltd.	26,702	234,889
Anglo American Platinum Ltd.	126	4,847
Astral Foods Ltd.(1)	7,907	60,394
Aveng Ltd.(1)	12,606	4,531
Barloworld Ltd.	26,452	92,777
Coronation Fund Managers Ltd.	13,353	21,746
DataTec Ltd.	1,661	3,488
Exxaro Resources Ltd.	45,181	419,239
Foschini Group Ltd.	81,950	447,558
Gold Fields Ltd., ADR	110,399	1,439,603
Grindrod Ltd.	54,836	36,920
Harmony Gold Mining Co. Ltd., ADR	105,158	600,452

Avantis Emerging Markets Value ETF
	Shares	Value
Impala Platinum Holdings Ltd.	88,528	$300,427
KAP Ltd.(1)	396,094	47,465
Kumba Iron Ore Ltd.(2)	7,249	202,965
Life Healthcare Group Holdings Ltd.	229,408	209,915
Merafe Resources Ltd.	332,945	21,704
Momentum Metropolitan Holdings	396,631	430,918
MTN Group Ltd.	246,471	1,074,290
Nedbank Group Ltd.	66,571	761,592
Ninety One Ltd.	17,073	34,821
Northam Platinum Holdings Ltd.	84,766	484,427
Old Mutual Ltd.	932,106	580,127
Omnia Holdings Ltd.	21,996	71,632
PPC Ltd.(1)	149,220	28,662
Raubex Group Ltd.	9,452	13,768
Sappi Ltd.(2)	136,108	327,321
Sasol Ltd., ADR(2)	64,494	488,865
Sibanye Stillwater Ltd., ADR(2)	93,177	383,889
Standard Bank Group Ltd.	145,872	1,536,323
Sun International Ltd.	19,713	40,463
Telkom SA SOC Ltd.(1)(2)	101,741	153,187
Thungela Resources Ltd.(2)	49,450	270,551
Vodacom Group Ltd.	34,896	171,345
Wilson Bayly Holmes-Ovcon Ltd.(1)	2,274	15,423
		12,258,167
South Korea — 14.2%
Aekyung Chemical Co. Ltd.	2,849	29,100
Ananti, Inc.(1)	25,949	122,715
Asiana Airlines, Inc.(1)	9,961	87,106
BNK Financial Group, Inc.	69,247	390,452
Byucksan Corp.	10,363	19,202
CJ CGV Co. Ltd.(1)	14,400	66,909
CJ CheilJedang Corp.	1,848	416,476
CJ Corp.(1)	3,041	221,482
CJ ENM Co. Ltd.(1)	3,586	214,084
CJ Logistics Corp.(1)	2,490	232,698
Cosmax, Inc.	1,858	150,214
Coway Co. Ltd.	10,851	441,660
Cuckoo Homesys Co. Ltd.(1)	777	11,714
Daeduck Electronics Co. Ltd.(1)	10,395	174,439
Daesang Corp.(1)	8,128	119,987
Daewoong Co. Ltd.	8,210	135,578
Daishin Securities Co. Ltd.(1)	3,031	37,410
Daou Data Corp.	2,882	29,862
DB HiTek Co. Ltd.	10,879	380,242
DB Insurance Co. Ltd.(1)	12,242	908,412
DGB Financial Group, Inc.	46,226	307,748
DL E&C Co. Ltd.	6,955	193,567
Dongkuk Holdings Co. Ltd.	1,826	11,507
Doosan Tesna, Inc.(1)	1,825	58,738
Dreamtech Co. Ltd.(1)	4,341	35,965
GOLFZON Co. Ltd.(1)	1,071	63,141

Avantis Emerging Markets Value ETF
	Shares	Value
GS Holdings Corp.	12,122	$437,565
GS Retail Co. Ltd.	11,485	192,470
HAESUNG DS Co. Ltd.	4,202	146,071
Hana Financial Group, Inc.	61,996	2,637,799
Hana Micron, Inc.	5,698	111,212
Hankook Tire & Technology Co. Ltd.	17,402	708,962
Hansae Co. Ltd.	6,584	100,970
Hansol Technics Co. Ltd.(1)	9,513	47,911
Hanwha Aerospace Co. Ltd.	8,602	1,212,144
Hanwha General Insurance Co. Ltd.(1)	25,999	93,813
Hanwha Life Insurance Co. Ltd.(1)	90,774	215,114
Harim Holdings Co. Ltd.	18,552	107,991
HD Hyundai Co. Ltd.	12,085	642,420
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,435	877,823
HDC Hyundai Development Co-Engineering & Construction, E Shares	7,210	107,666
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	3,178
HL Holdings Corp.(1)	774	20,167
HL Mando Co. Ltd.	7,932	198,036
HMM Co. Ltd.(1)	49,890	684,493
Hwa Shin Co. Ltd.(1)	5,675	53,526
Hyosung TNC Corp.	681	148,217
HYUNDAI Corp.	3,024	42,741
Hyundai Department Store Co. Ltd.	4,013	158,145
Hyundai Glovis Co. Ltd.(1)	4,756	680,891
Hyundai Marine & Fire Insurance Co. Ltd.(1)	15,548	367,737
Hyundai Motor Co.	20,799	3,915,774
Hyundai Steel Co.(1)	22,415	605,994
Hyundai Wia Corp.(1)	5,597	253,267
Industrial Bank of Korea(1)	54,260	571,030
Innocean Worldwide, Inc.	3,235	53,277
INTOPS Co. Ltd.	4,424	96,533
IS Dongseo Co. Ltd.	4,792	99,787
JB Financial Group Co. Ltd.	36,103	356,825
KB Financial Group, Inc., ADR	76,338	3,614,604
KG Dongbusteel	15,429	87,013
KG Eco Technology Service Co. Ltd.	9,800	79,522
Kia Corp.(1)	46,793	4,382,067
KISCO Corp.	1,013	5,452
KIWOOM Securities Co. Ltd.(1)	3,426	323,844
KoMiCo Ltd.	1,848	86,104
Korea Circuit Co. Ltd.(1)	2,452	34,925
Korea Electric Terminal Co. Ltd.	1,120	53,472
Korea Line Corp.(1)	53,816	83,190
Korean Air Lines Co. Ltd.	38,864	671,426
Korean Reinsurance Co.	45,459	274,842
KT Corp.	16,464	482,933
Kumho Petrochemical Co. Ltd.(1)	4,395	488,095
Kumho Tire Co., Inc.(1)	9,004	42,670
Kyung Dong Navien Co. Ltd.	2,198	87,648
LB Semicon, Inc.(1)	3,727	19,626

Avantis Emerging Markets Value ETF
	Shares	Value
LG Chem Ltd.	4,863	$1,660,987
LG Display Co. Ltd., ADR	99,780	417,080
LG Electronics, Inc.	21,397	1,529,623
LG Innotek Co. Ltd.	2,244	341,014
LG Uplus Corp.	57,771	448,070
LIG Nex1 Co. Ltd.	3,403	366,535
Lotte Chilsung Beverage Co. Ltd.	1,238	116,795
Lotte Rental Co. Ltd.	4,478	90,844
LX International Corp.	8,345	172,265
Mcnex Co. Ltd.	3,866	73,932
MegaStudyEdu Co. Ltd.	2,275	106,217
Meritz Financial Group, Inc.	23,065	1,439,579
Mirae Asset Life Insurance Co. Ltd.(1)	707	2,596
Namhae Chemical Corp.(1)	5,380	29,848
NICE Holdings Co. Ltd.(1)	772	7,447
OCI Holdings Co. Ltd.	4,068	287,528
Orion Holdings Corp.	8,126	87,283
Pan Ocean Co. Ltd.	80,594	295,084
Partron Co. Ltd.	12,815	75,751
Poongsan Corp.	4,530	146,920
POSCO Holdings, Inc., ADR	37,706	3,047,776
Posco International Corp.(1)	10,955	464,674
PSK, Inc.	4,942	94,486
Samsung Electro-Mechanics Co. Ltd.	7,455	785,615
Samsung Fire & Marine Insurance Co. Ltd.(1)	6,842	1,531,233
Samsung Life Insurance Co. Ltd.	964	70,170
Samsung Securities Co. Ltd.	8,162	255,087
Samyang Foods Co. Ltd.	173	22,206
SD Biosensor, Inc.(1)	1,247	11,755
SeAH Besteel Holdings Corp.	1,826	35,453
SeAH Steel Corp.	374	37,850
SeAH Steel Holdings Corp.	796	128,037
Sebang Co. Ltd.	1,932	18,373
Sebang Global Battery Co. Ltd.	1,667	99,729
Seoul Semiconductor Co. Ltd.(1)	12,339	92,425
Seoyon E-Hwa Co. Ltd.(1)	5,010	74,646
Shinhan Financial Group Co. Ltd., ADR	77,381	2,521,073
Shinsegae, Inc.	2,032	266,936
SIMMTECH Co. Ltd.	4,921	105,668
SK D&D Co. Ltd.	4,433	82,228
SK Gas Ltd.	1,060	126,263
SK Networks Co. Ltd.(1)	42,816	210,862
SK Telecom Co. Ltd., ADR	14,633	320,463
SK, Inc.	5,241	755,986
SL Corp.	4,814	122,365
SNT Dynamics Co. Ltd.	9,584	134,324
SNT Motiv Co. Ltd.	1,939	64,773
S-Oil Corp.	11,126	639,183
Sungwoo Hitech Co. Ltd.	22,090	163,394
TKG Huchems Co. Ltd.	5,591	84,223
Tongyang Life Insurance Co. Ltd.(1)	14,449	63,238

Avantis Emerging Markets Value ETF
	Shares	Value
Unid Co. Ltd.	1,788	$104,621
Woongjin Thinkbig Co. Ltd.	13,479	25,210
Woori Financial Group, Inc.	155,872	1,746,525
Youngone Corp.(1)	6,622	218,673
Youngone Holdings Co. Ltd.	1,264	86,676
Yuanta Securities Korea Co. Ltd.(1)	12,496	25,208
Zinus, Inc.	3,177	35,526
		53,995,721
Taiwan — 19.1%
Ability Enterprise Co. Ltd.	78,000	63,662
AcBel Polytech, Inc.	19,497	26,306
Acon Holding, Inc.(1)	9,000	2,949
Acter Group Corp. Ltd.	29,000	178,978
ADATA Technology Co. Ltd.	62,953	199,154
Advanced International Multitech Co. Ltd.	23,000	54,034
Advanced Power Electronics Corp.	2,000	5,549
Air Asia Co. Ltd.	20,000	21,251
Alexander Marine Co. Ltd.	4,000	45,882
Allied Circuit Co. Ltd.	2,000	9,155
Alltek Technology Corp.	10,800	12,415
Alltop Technology Co. Ltd.	1,000	6,730
Alpha Networks, Inc.	44,000	51,534
Altek Corp.	91,000	100,323
Amazing Microelectronic Corp.	161	594
Ampire Co. Ltd.	24,000	29,942
AmTRAN Technology Co. Ltd.(1)	144,224	69,117
Anji Technology Co. Ltd.	3,059	3,819
Apex Dynamics, Inc.	3,000	22,201
Apex International Co. Ltd.	10,000	14,533
Arcadyan Technology Corp.	31,000	180,814
Ardentec Corp.	118,000	265,015
ASE Technology Holding Co. Ltd., ADR	167,912	1,635,463
Asia Cement Corp.	497,000	636,190
Asia Polymer Corp.	92,000	64,244
Asia Vital Components Co. Ltd.	56,209	948,187
ASolid Technology Co. Ltd.	10,000	30,062
Asustek Computer, Inc.	92,000	1,325,596
AUO Corp.(1)	646,400	358,508
Avermedia Technologies	49,000	60,427
Azurewave Technologies, Inc.(1)	12,000	19,372
Bafang Yunji International Co. Ltd.	10,000	53,843
BES Engineering Corp.	332,000	128,202
B'in Live Co. Ltd.(1)	3,000	9,198
Bioteque Corp.	1,000	3,781
Bonny Worldwide Ltd.(1)	6,000	33,087
Brighton-Best International Taiwan, Inc.	15,000	16,105
Career Technology MFG. Co. Ltd.	3,753	2,477
Caswell, Inc.	18,000	65,307
Catcher Technology Co. Ltd.	114,000	710,290
Cathay Financial Holding Co. Ltd.(1)	905,624	1,292,177
Central Reinsurance Co. Ltd.(1)	5,406	3,842

Avantis Emerging Markets Value ETF
	Shares	Value
Chain Chon Industrial Co. Ltd.	35,000	$15,458
Chang Hwa Commercial Bank Ltd.	369,000	207,915
Channel Well Technology Co. Ltd.	46,000	119,506
Charoen Pokphand Enterprise	16,000	49,183
Cheng Loong Corp.	112,000	102,748
Cheng Mei Materials Technology Corp.	113,871	49,593
Cheng Shin Rubber Industry Co. Ltd.	518,000	769,988
Chenming Electronic Technology Corp.	33,000	47,485
Chia Chang Co. Ltd.	7,000	9,647
Chicony Electronics Co. Ltd.	148,000	878,573
Chicony Power Technology Co. Ltd.	22,000	118,151
China Airlines Ltd.	648,000	410,380
China Bills Finance Corp.	14,000	6,466
China Container Terminal Corp.	12,000	8,713
China Development Financial Holding Corp.(1)	1,584,728	629,921
China Development Financial Holding Corp., Preference Shares(1)	59,976	13,702
China Metal Products	73,000	89,372
China Motor Corp.	9,000	35,759
China Steel Corp.	257,000	200,150
Chinese Maritime Transport Ltd.	25,000	38,407
Chin-Poon Industrial Co. Ltd.	129,000	213,696
Chipbond Technology Corp.	130,000	292,043
ChipMOS Technologies, Inc.	138,000	192,629
Chung-Hsin Electric & Machinery Manufacturing Corp.	110,000	596,498
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	22,488
Chunghwa Precision Test Tech Co. Ltd.	4,000	69,866
Clevo Co.	40,000	50,761
CMC Magnetics Corp.(1)	233,960	80,743
Compal Electronics, Inc.	605,000	698,633
Compeq Manufacturing Co. Ltd.	172,000	414,541
Concord Securities Co. Ltd.(1)	32,000	15,225
Continental Holdings Corp.	68,000	57,657
Coremax Corp.	6,548	14,098
Coretronic Corp.	70,000	157,453
Co-Tech Development Corp.	63,000	118,065
CTBC Financial Holding Co. Ltd.	3,273,000	3,046,878
CTCI Corp.	119,000	161,767
CX Technology Co. Ltd.	2,250	2,092
DA CIN Construction Co. Ltd.(1)	11,200	17,524
Da-Li Development Co. Ltd.	9,450	10,435
Darfon Electronics Corp.	66,000	111,185
Daxin Materials Corp.	3,000	12,527
Depo Auto Parts Ind Co. Ltd.	32,000	160,487
Dimerco Data System Corp.	13,000	57,410
Dimerco Express Corp.	28,351	75,788
Dynamic Holding Co. Ltd.(2)	97,000	230,348
Dynapack International Technology Corp.	46,000	118,313
E&R Engineering Corp.	23,000	70,925
Eastech Holding Ltd.	22,000	66,291
Elan Microelectronics Corp.	25,000	131,331
Elite Advanced Laser Corp.	9,000	19,225

Avantis Emerging Markets Value ETF
	Shares	Value
Elite Material Co. Ltd.(2)	50,000	$784,748
Elitegroup Computer Systems Co. Ltd.	50,000	50,703
Emerging Display Technologies Corp.	30,000	33,721
Ennostar, Inc.(1)	120,000	162,967
Eson Precision Ind Co. Ltd.	23,000	40,088
Eternal Materials Co. Ltd.	100,000	101,767
Eva Airways Corp.	562,000	559,477
Evergreen International Storage & Transport Corp.	139,000	146,906
Evergreen Marine Corp. Taiwan Ltd.	193,400	1,013,167
EVERGREEN Steel Corp.	23,000	78,585
Everlight Electronics Co. Ltd.	62,000	98,082
Excelliance Mos Corp.	1,000	3,958
Excelsior Medical Co. Ltd.	26,775	74,740
Far Eastern Department Stores Ltd.	208,000	160,243
Far Eastern International Bank	558,833	218,341
Far Eastern New Century Corp.	586,000	604,434
Far EasTone Telecommunications Co. Ltd.	85,000	211,769
Farglory Land Development Co. Ltd.	47,000	83,567
Feedback Technology Corp.	8,000	27,855
First Steamship Co. Ltd.(1)(2)	156,000	41,268
Fitipower Integrated Technology, Inc.(1)	9,750	74,571
Fittech Co. Ltd.	4,000	8,027
FLEXium Interconnect, Inc.	60,000	163,957
Flytech Technology Co. Ltd.	12,000	27,075
Forcecon Tech Co. Ltd.(2)	11,000	59,765
Formosa International Hotels Corp.	3,000	19,803
Formosa Optical Technology Co. Ltd.	6,000	17,634
Formosa Plastics Corp.	179,000	406,238
Formosa Taffeta Co. Ltd.	150,000	112,024
Formosan Union Chemical	17,000	11,280
Foxconn Technology Co. Ltd.	57,000	89,667
Foxsemicon Integrated Technology, Inc.	27,000	205,115
Franbo Lines Corp.	61,629	40,721
Froch Enterprise Co. Ltd.	42,000	25,317
FSP Technology, Inc.	9,000	15,930
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	3,204
Fu Hua Innovation Co. Ltd.	48,326	43,450
Fubon Financial Holding Co. Ltd.	612,367	1,318,382
Fulgent Sun International Holding Co. Ltd.	36,000	143,035
Full Wang International Development Co. Ltd.(1)	3,701	3,940
Fulltech Fiber Glass Corp.	53,039	32,096
Fusheng Precision Co. Ltd.	28,000	199,527
G Shank Enterprise Co. Ltd.	28,591	76,514
Gamania Digital Entertainment Co. Ltd.	31,000	69,589
GEM Services, Inc.	1,000	2,137
Gemtek Technology Corp.	73,000	81,923
General Interface Solution Holding Ltd.	45,000	82,913
Genius Electronic Optical Co. Ltd.	11,000	147,562
Getac Holdings Corp.	58,000	219,428
Gigabyte Technology Co. Ltd.	75,000	820,327
Global Brands Manufacture Ltd.	68,760	142,082

Avantis Emerging Markets Value ETF
	Shares	Value
Global Lighting Technologies, Inc.	3,000	$4,879
Global PMX Co. Ltd.	9,000	32,629
Globalwafers Co. Ltd.(2)	23,000	406,234
Gold Circuit Electronics Ltd.	8,100	65,950
Goldsun Building Materials Co. Ltd.	226,000	236,023
Gordon Auto Body Parts	41,000	47,087
Gourmet Master Co. Ltd.	18,000	50,411
Grand Fortune Securities Co. Ltd.(1)	21,600	9,122
Grand Pacific Petrochemical	113,144	50,667
Great Tree Pharmacy Co. Ltd.	1,543	14,948
Greatek Electronics, Inc.	50,000	94,651
Group Up Industrial Co. Ltd.	10,000	50,937
Hai Kwang Enterprise Corp.(1)	4,200	2,654
Hannstar Board Corp.	73,000	130,800
HannStar Display Corp.(1)	202,000	72,618
HannsTouch Holdings Co.(1)	44,000	12,691
Hanpin Electron Co. Ltd.	17,000	23,220
Hey Song Corp.	13,000	16,434
Highwealth Construction Corp.	42,000	52,754
Hi-Lai Foods Co. Ltd.	6,000	29,364
Hitron Technology, Inc.(2)	47,000	44,841
Ho Tung Chemical Corp.	23,000	6,621
Hocheng Corp.	55,460	31,137
Holy Stone Enterprise Co. Ltd.	10,500	32,200
Hong TAI Electric Industrial	33,000	27,989
Hotai Finance Co. Ltd.	11,000	42,128
Hotel Holiday Garden	15,592	9,721
Hua Nan Financial Holdings Co. Ltd.	240,000	167,139
Huaku Development Co. Ltd.	32,000	100,034
Hung Sheng Construction Ltd.	73,000	46,420
Hwang Chang General Contractor Co. Ltd.	41,000	54,422
IBF Financial Holdings Co. Ltd.(1)	251,607	97,902
I-Chiun Precision Industry Co. Ltd.(2)	36,000	56,250
IEI Integration Corp.	16,000	42,609
Innodisk Corp.	17,339	167,679
Innolux Corp.	1,712,078	821,478
Inpaq Technology Co. Ltd.	35,000	93,228
Integrated Service Technology, Inc.(2)	23,000	95,423
International CSRC Investment Holdings Co.	72,000	41,482
International Games System Co. Ltd.	6,000	161,825
Inventec Corp.	449,000	782,088
ITE Technology, Inc.	10,000	52,227
ITEQ Corp.	67,000	189,140
Jarllytec Co. Ltd.(2)	16,000	126,619
Jean Co. Ltd.	26,000	22,462
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	6,414
Jinan Acetate Chemical Co. Ltd.(2)	5,961	182,790
Jourdeness Group Ltd.	7,000	12,258
Kaimei Electronic Corp.	29,000	61,413
Kaori Heat Treatment Co. Ltd.	7,000	61,618
Kenda Rubber Industrial Co. Ltd.	21,000	20,100

Avantis Emerging Markets Value ETF
	Shares	Value
Kenmec Mechanical Engineering Co. Ltd.(2)	37,000	$99,800
Kerry TJ Logistics Co. Ltd.	18,000	21,651
Kindom Development Co. Ltd.	84,000	104,951
King Polytechnic Engineering Co. Ltd.	22,000	46,872
King Yuan Electronics Co. Ltd.	206,000	580,082
King's Town Bank Co. Ltd.	241,000	340,533
Kinik Co.	12,000	98,028
Kinsus Interconnect Technology Corp.	43,000	131,647
KNH Enterprise Co. Ltd.	27,000	21,245
Ko Ja Cayman Co. Ltd.	10,000	18,260
KS Terminals, Inc.	19,000	42,744
Kung Sing Engineering Corp.(1)	49,000	20,319
Kuo Toong International Co. Ltd.	70,000	152,927
Kura Sushi Asia Co. Ltd.	4,000	14,532
Kwong Lung Enterprise Co. Ltd.	11,000	20,441
L&K Engineering Co. Ltd.	56,000	298,693
Lanner Electronics, Inc.	42,440	141,074
Launch Technologies Co. Ltd.	7,000	12,677
Lealea Enterprise Co. Ltd.(1)	78,000	24,931
Lelon Electronics Corp.	5,000	11,523
Leofoo Development Co. Ltd.(1)	38,000	20,386
Lida Holdings Ltd.	23,000	22,793
Lingsen Precision Industries Ltd.	75,000	63,152
Lion Travel Service Co. Ltd.(1)	10,000	36,862
Longchen Paper & Packaging Co. Ltd.	71,000	31,342
Longwell Co.	34,000	106,911
Lotes Co. Ltd.	20,000	648,886
Lotus Pharmaceutical Co. Ltd.(1)(2)	17,000	155,922
Macronix International Co. Ltd.	369,000	332,488
Makalot Industrial Co. Ltd.	35,000	411,938
Marketech International Corp.	18,000	90,565
Materials Analysis Technology, Inc.(1)	8,414	72,124
Mayer Steel Pipe Corp.	24,000	27,195
Megaforce Co. Ltd.(1)	3,000	5,557
Merry Electronics Co. Ltd.	65,000	242,854
MIN AIK Technology Co. Ltd.	1,000	638
Mirle Automation Corp.	15,000	18,108
MPI Corp.	19,000	194,306
My Humble House Hospitality Management Consulting(1)	27,000	41,866
Nan Liu Enterprise Co. Ltd.	1,000	2,299
Nan Pao Resins Chemical Co. Ltd.	16,000	152,415
Nan Ya Plastics Corp.	363,000	686,450
Nan Ya Printed Circuit Board Corp.	20,000	133,998
Nang Kuang Pharmaceutical Co. Ltd.	11,000	17,334
Nantex Industry Co. Ltd.	25,000	27,966
Nanya Technology Corp.	193,000	410,897
Netronix, Inc.	3,000	9,135
Nichidenbo Corp.	28,000	55,848
Niching Industrial Corp.	7,715	25,509
Nien Made Enterprise Co. Ltd.	38,000	444,837
Niko Semiconductor Co. Ltd.	5,800	10,405

Avantis Emerging Markets Value ETF
	Shares	Value
Novatek Microelectronics Corp.	107,000	$2,036,568
O-Bank Co. Ltd.	348,000	109,612
Orient Semiconductor Electronics Ltd.	134,000	307,432
O-TA Precision Industry Co. Ltd.(2)	14,000	40,803
Pacific Hospital Supply Co. Ltd.	1,000	2,826
Pan-International Industrial Corp.	39,000	40,527
Pegatron Corp.	25,000	67,694
PharmaEngine, Inc.	9,000	29,480
Pou Chen Corp.	614,000	593,173
Powerchip Semiconductor Manufacturing Corp.	585,000	511,391
Powertech Technology, Inc.	136,000	672,032
Poya International Co. Ltd.	3,060	47,581
President Securities Corp.	4,000	2,595
Primax Electronics Ltd.	78,000	179,721
Prince Housing & Development Corp.	83,000	26,931
Prosperity Dielectrics Co. Ltd.	19,000	28,113
Quanta Storage, Inc.	55,000	134,819
Quintain Steel Co. Ltd.	66,353	30,134
Radiant Opto-Electronics Corp.	97,000	452,973
Raydium Semiconductor Corp.	4,000	56,650
Realtek Semiconductor Corp.	41,000	738,945
Rexon Industrial Corp. Ltd.(1)	41,000	62,877
Rich Development Co. Ltd.(1)	184,000	60,849
Rodex Fasteners Corp.	11,000	15,370
Roo Hsing Co. Ltd.(1)	30,000	3,602
Run Long Construction Co. Ltd.	21,000	68,457
Sanyang Motor Co. Ltd.(2)	104,000	246,003
Scientech Corp.	8,000	67,535
SDI Corp.	25,000	81,940
Sea & Land Integrated Corp.	3,400	2,414
Senao Networks, Inc.	3,000	22,424
Shanghai Commercial & Savings Bank Ltd.	91,000	129,565
Sharehope Medicine Co. Ltd.	18,900	19,079
ShenMao Technology, Inc.	28,000	64,737
Shih Her Technologies, Inc.	2,000	8,001
Shih Wei Navigation Co. Ltd.	48,773	30,998
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	4,741
Shin Kong Financial Holding Co. Ltd.(1)(2)	1,615,000	423,994
Shin Zu Shing Co. Ltd.	53,000	283,487
Shinkong Insurance Co. Ltd.	29,000	63,696
Sigurd Microelectronics Corp.	110,000	245,054
Simplo Technology Co. Ltd.	32,000	431,989
Sincere Navigation Corp.	77,000	67,363
Sinmag Equipment Corp.	6,000	29,074
Sino-American Silicon Products, Inc.	24,000	141,026
Sinon Corp.	66,000	88,100
SinoPac Financial Holdings Co. Ltd.	1,943,200	1,236,506
Sinyi Realty, Inc.	1,000	932
Sitronix Technology Corp.	13,000	119,413
Siward Crystal Technology Co. Ltd.	27,000	31,450
Softstar Entertainment, Inc.	2,631	6,236

Avantis Emerging Markets Value ETF
	Shares	Value
Solteam, Inc.	6,399	$8,758
Sunonwealth Electric Machine Industry Co. Ltd.(2)	40,000	160,927
Sunrex Technology Corp.	17,000	34,588
Supreme Electronics Co. Ltd.	141,487	279,485
Swancor Holding Co. Ltd.	12,000	43,895
Symtek Automation Asia Co. Ltd.	9,363	35,720
Syncmold Enterprise Corp.	39,000	97,180
Synnex Technology International Corp.	111,000	273,453
Syscom Computer Engineering Co.	13,000	22,726
T3EX Global Holdings Corp.	19,000	55,387
TA Chen Stainless Pipe(2)	395,000	448,882
TA-I Technology Co. Ltd.	4,000	6,003
Tai Tung Communication Co. Ltd.(1)	5,000	3,702
Taichung Commercial Bank Co. Ltd.	895,339	471,739
TaiDoc Technology Corp.	15,000	75,417
Taiflex Scientific Co. Ltd.	33,000	47,627
Taimide Tech, Inc.	2,000	2,818
Tai-Saw Technology Co. Ltd.	19,000	18,051
Taishin Financial Holding Co. Ltd.	2,028,487	1,116,982
TAI-TECH Advanced Electronics Co. Ltd.	9,000	33,455
Taiwan Business Bank	1,391,449	616,502
Taiwan Cogeneration Corp.	3,610	5,667
Taiwan Fertilizer Co. Ltd.	125,000	263,491
Taiwan FU Hsing Industrial Co. Ltd.	29,000	47,451
Taiwan Hon Chuan Enterprise Co. Ltd.	82,000	377,352
Taiwan Line Tek Electronic	22,660	27,888
Taiwan Navigation Co. Ltd.	58,000	65,055
Taiwan Paiho Ltd.	76,000	139,282
Taiwan PCB Techvest Co. Ltd.	40,000	52,748
Taiwan Surface Mounting Technology Corp.	57,000	177,099
Taiwan Union Technology Corp.	62,000	307,200
Teco Electric & Machinery Co. Ltd.	373,000	581,218
Test Research, Inc.	22,000	50,803
Thinking Electronic Industrial Co. Ltd.	14,000	75,367
Thye Ming Industrial Co. Ltd.	45,000	104,438
Ton Yi Industrial Corp.	112,000	54,940
Tong Yang Industry Co. Ltd.	116,000	362,973
Topco Scientific Co. Ltd.	26,866	165,363
Topkey Corp.	17,000	100,693
TPK Holding Co. Ltd.	78,000	86,361
Tripod Technology Corp.	71,000	468,108
Tsang Yow Industrial Co. Ltd.	20,000	21,866
Tsann Kuen Enterprise Co. Ltd.	28,331	34,555
TSEC Corp.(2)	87,000	76,702
TSRC Corp.	36,000	25,989
TTFB Co. Ltd.	3,000	21,948
TTY Biopharm Co. Ltd.	9,000	23,079
Tung Ho Steel Enterprise Corp.	157,000	383,817
Tung Thih Electronic Co. Ltd.	15,000	63,067
TXC Corp.	63,000	199,113
TYC Brother Industrial Co. Ltd.	61,000	97,762

Avantis Emerging Markets Value ETF
	Shares	Value
UDE Corp.	2,000	$4,805
U-Ming Marine Transport Corp.	93,000	163,613
Unic Technology Corp.	37,000	31,647
Unimicron Technology Corp.(2)	195,000	1,107,977
Union Bank of Taiwan	269,655	121,157
Union Insurance Co. Ltd.(1)	26,000	28,366
Uni-President Enterprises Corp.	85,000	206,400
Unitech Printed Circuit Board Corp.	194,000	130,838
United Integrated Services Co. Ltd.	38,000	352,737
United Microelectronics Corp.(2)	1,329,000	2,049,090
United Orthopedic Corp.	18,000	56,560
Universal Cement Corp.	61,800	58,085
Universal, Inc.	23,000	24,895
USI Corp.	102,000	58,796
Utechzone Co. Ltd.	3,000	7,525
Vanguard International Semiconductor Corp.	141,000	322,092
Ventec International Group Co. Ltd.	18,000	52,649
Viking Tech Corp.	11,000	19,569
Wah Lee Industrial Corp.	22,000	77,674
Walsin Lihwa Corp.	167,000	195,608
Walsin Technology Corp.	21,000	74,591
Wan Hai Lines Ltd.	21,850	34,807
Wei Chuan Foods Corp.	7,000	4,188
Weikeng Industrial Co. Ltd.	103,000	108,382
Wholetech System Hitech Ltd.	3,000	8,988
Winbond Electronics Corp.	472,251	417,521
Winstek Semiconductor Co. Ltd.	14,000	55,882
Wisdom Marine Lines Co. Ltd.	78,000	151,407
Wistron Corp.(2)	396,000	1,450,059
Wistron NeWeb Corp.	16,072	78,117
Wonderful Hi-Tech Co. Ltd.	21,000	21,406
Wowprime Corp.	19,790	150,417
WPG Holdings Ltd.	423,000	1,241,973
WT Microelectronics Co. Ltd.	175,791	954,774
WUS Printed Circuit Co. Ltd.	50,000	55,780
WW Holding, Inc.	12,000	47,652
Xxentria Technology Materials Corp.	15,000	34,182
Yang Ming Marine Transport Corp.	282,000	444,907
Yankey Engineering Co. Ltd.	6,519	78,813
YC INOX Co. Ltd.	80,000	64,777
YCC Parts Manufacturing Co. Ltd.	11,000	25,104
Yem Chio Co. Ltd.	80,000	43,159
Yen Sun Technology Corp.	17,000	26,638
Yeong Guan Energy Technology Group Co. Ltd.(1)	9,000	16,556
YFY, Inc.	98,000	93,809
Yieh Phui Enterprise Co. Ltd.	269,000	129,754
Youngtek Electronics Corp.	16,000	31,540
Yuanta Financial Holding Co. Ltd.	1,207,387	1,049,246
Yulon Finance Corp.	79,916	419,046
Yulon Motor Co. Ltd.(2)	123,208	276,123
YungShin Global Holding Corp.	30,000	44,646

Avantis Emerging Markets Value ETF
	Shares	Value
Zero One Technology Co. Ltd.	31,000	$76,805
Zhen Ding Technology Holding Ltd.(2)	90,000	286,423
Zippy Technology Corp.	5,000	8,306
Zyxel Group Corp.	70,558	100,589
		72,431,673
Thailand — 2.0%
AAPICO Hitech PCL, NVDR	44,000	29,225
Advanced Info Service PCL, NVDR	114,300	641,263
AEON Thana Sinsap Thailand PCL, NVDR	18,500	77,455
Amanah Leasing PCL, NVDR	11,000	687
Asia Plus Group Holdings PCL, NVDR	213,800	16,787
B Grimm Power PCL, NVDR	106,200	76,301
Bangchak Corp. PCL, NVDR	270,200	312,959
Bangchak Sriracha PCL, NVDR	207,900	57,363
Bangkok Airways PCL, NVDR	156,300	69,322
Bangkok Chain Hospital PCL, NVDR	294,600	173,470
Banpu PCL, NVDR	1,283,800	200,370
BCPG PCL, NVDR	101,800	22,023
BEC World PCL, NVDR	141,800	16,370
Better World Green PCL, NVDR(1)	19,600	302
BG Container Glass PCL, NVDR	14,000	2,930
Buriram Sugar PCL, NVDR	101,000	12,086
Cal-Comp Electronics Thailand PCL, NVDR	492,300	33,520
Charoen Pokphand Foods PCL, NVDR	420,600	221,613
Chularat Hospital PCL, NVDR	1,274,000	104,551
Dynasty Ceramic PCL, NVDR	496,100	25,733
Ekachai Medical Care PCL, NVDR	156,363	33,525
Erawan Group PCL, NVDR(1)	719,000	95,155
G J Steel PCL, NVDR(1)	1,748,300	10,715
GFPT PCL, NVDR	12,800	4,244
Gunkul Engineering PCL, NVDR	574,000	43,863
Home Product Center PCL, NVDR	707,500	220,973
Ichitan Group PCL, NVDR	2,000	989
Indorama Ventures PCL, NVDR	178,700	116,133
Interlink Communication PCL, NVDR	11,800	2,500
IRPC PCL, NVDR	599,900	32,617
Italian-Thai Development PCL, NVDR(1)	938,200	22,291
Jasmine International PCL, NVDR	85,000	4,846
Jaymart Group Holdings PCL, NVDR	800	315
Karmarts PCL, NVDR	5,600	2,097
Kasikornbank PCL, NVDR	800	2,745
KGI Securities Thailand PCL, NVDR	224,100	30,135
Krung Thai Bank PCL, NVDR	408,900	183,517
Krungthai Card PCL, NVDR	149,800	178,634
Lanna Resources PCL, NVDR	59,500	25,040
Major Cineplex Group PCL, NVDR	125,100	48,481
MC Group PCL, NVDR	54,600	21,183
Mega Lifesciences PCL, NVDR	86,400	100,238
MFEC PCL, NVDR	43,500	8,249
Minor International PCL, NVDR	524,400	464,342
MK Restaurants Group PCL, NVDR	47,100	49,286
Mono Next PCL, NVDR(1)	105,800	2,390

Avantis Emerging Markets Value ETF
	Shares	Value
Muangthai Capital PCL, NVDR	139,800	$178,908
Northeast Rubber PCL, NVDR	160,500	25,565
Origin Property PCL, NVDR	1,600	339
Polyplex Thailand PCL, NVDR	12,400	3,497
Precious Shipping PCL, NVDR	226,300	56,070
Premier Marketing PCL, NVDR	11,700	2,478
Prima Marine PCL, NVDR	258,300	47,198
Pruksa Holding PCL, NVDR	143,500	49,291
PTG Energy PCL, NVDR	208,500	52,971
PTT Exploration & Production PCL, NVDR	170,900	717,667
PTT Oil & Retail Business PCL, NVDR	344,000	173,540
PTT PCL, NVDR	1,083,300	1,033,987
Regional Container Lines PCL, NVDR	107,200	66,563
Sabina PCL, NVDR	34,000	23,970
Samart Corp. PCL, NVDR(1)	120,400	19,826
SC Asset Corp. PCL, NVDR	39,200	3,672
SCGJWD Logistics PCL, NVDR(1)	300	126
Siam Global House PCL, NVDR	226,512	107,196
SNC Former PCL, NVDR	24,900	5,042
Somboon Advance Technology PCL, NVDR	33,300	17,288
SPCG PCL, NVDR	44,200	15,413
Sri Trang Agro-Industry PCL, NVDR	258,300	139,000
Srisawad Corp. PCL, NVDR	98,700	104,951
Srithai Superware PCL, NVDR	321,400	10,490
Srivichai Vejvivat PCL, NVDR	10,800	2,458
Star Petroleum Refining PCL, NVDR	424,500	105,703
Super Energy Corp. PCL, NVDR(1)	1,827,900	17,384
Susco PCL, NVDR	181,700	24,767
SVI PCL, NVDR	25,100	4,337
Thai Oil PCL, NVDR	180,500	281,807
Thai Union Group PCL, NVDR	554,400	222,792
Thaifoods Group PCL, NVDR	205,600	19,371
Thonburi Healthcare Group PCL, NVDR	200	242
Thoresen Thai Agencies PCL, NVDR	412,000	79,628
Tipco Asphalt PCL, NVDR	169,100	75,011
Tisco Financial Group PCL, NVDR	31,500	88,306
TPI Polene PCL, NVDR	410,300	15,896
TPI Polene Power PCL, NVDR	115,200	10,852
		7,602,435
Turkey — 1.1%
Agesa Hayat ve Emeklilik AS	9,255	19,130
Akbank TAS	352,351	468,275
Albaraka Turk Katilim Bankasi AS(1)	138,688	18,947
Dogus Otomotiv Servis ve Ticaret AS	1,932	16,534
Dyo Boya Fabrikalari Sanayi ve Ticaret AS	19,945	19,371
Haci Omer Sabanci Holding AS	136,483	347,051
Info Yatirim AS	51,209	24,728
Is Finansal Kiralama AS(1)	65,436	23,774
Is Yatirim Menkul Degerler AS	86,930	103,303
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	3,518	2,384
KOC Holding AS	70,048	376,983
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	6,749	11,017

Avantis Emerging Markets Value ETF
	Shares	Value
NET Holding AS(1)	70,637	$65,766
Pegasus Hava Tasimaciligi AS(1)	7,223	198,302
Sekerbank Turk AS	128,668	19,518
Selcuk Ecza Deposu Ticaret ve Sanayi AS	19,407	37,302
Tekfen Holding AS	27,000	40,589
Teknosa Ic Ve Dis Ticaret AS(1)	30,082	48,663
Turk Hava Yollari AO(1)	50,423	454,516
Turkcell Iletisim Hizmetleri AS, ADR	30,255	163,074
Turkiye Halk Bankasi AS(1)	5,890	2,728
Turkiye Is Bankasi AS, C Shares	809,786	287,168
Turkiye Petrol Rafinerileri AS	95,602	495,113
Turkiye Sigorta AS	42,200	67,781
Turkiye Sinai Kalkinma Bankasi AS(1)	239,070	63,294
Turkiye Vakiflar Bankasi TAO, D Shares(1)	195,349	88,936
Vakif Finansal Kiralama AS(1)	100,859	17,903
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	197
Vestel Beyaz Esya Sanayi ve Ticaret AS	96,140	67,073
Vestel Elektronik Sanayi ve Ticaret AS(1)	38,161	101,401
Yapi ve Kredi Bankasi AS	381,792	281,757
Yesil Yapi Endustrisi AS(1)	18,467	2,429
Zorlu Enerji Elektrik Uretim AS(1)	280,840	50,695
		3,985,702
TOTAL COMMON STOCKS (Cost $347,033,044)		380,821,118
RIGHTS — 0.0%
South Korea — 0.0%
LG Display Co. Ltd.(1)	31,250	313
Thailand — 0.0%
Samart Corp. PCL, NVDR(1)	1,154	—
TOTAL RIGHTS (Cost $—)		313
WARRANTS — 0.0%
Malaysia — 0.0%
PESTECH International Bhd.(1)	1,700	38
Thailand — 0.0%
Buriram Sugar PCL, NVDR(1)	8,450	132
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	113
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	1
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
		246
TOTAL WARRANTS (Cost $—)		284
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	231,727	231,727
State Street Navigator Securities Lending Government Money Market Portfolio(4)	497,964	497,964
TOTAL SHORT-TERM INVESTMENTS (Cost $729,691)		729,691
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $347,762,735)		381,551,406
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,411,069)
TOTAL NET ASSETS — 100.0%		$379,140,337

Avantis Emerging Markets Value ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.4%
Information Technology	14.1%
Consumer Discretionary	13.9%
Industrials	13.3%
Materials	12.8%
Energy	7.0%
Communication Services	4.2%
Health Care	4.1%
Consumer Staples	2.5%
Utilities	2.1%
Real Estate	2.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,708,989. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,133,768, which includes securities collateral of $12,635,804.

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)

Avantis International Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 6.7%
29Metals Ltd.(1)(2)	116,488	$27,961
Accent Group Ltd.	235,260	309,641
Adairs Ltd.(2)	102,643	160,774
Adbri Ltd.(1)	84,224	171,697
Aeris Resources Ltd.(1)(2)	180,813	13,546
AGL Energy Ltd.	117,371	648,138
Alkane Resources Ltd.(1)	119,313	37,034
Alliance Aviation Services Ltd.(1)	8,660	16,274
ALS Ltd.	45,451	353,388
Altium Ltd.	21,903	925,356
Alumina Ltd.(1)	213,566	146,585
AMA Group Ltd.(1)	2,514	108
AMP Ltd.	1,294,318	940,343
Ampol Ltd.	115,596	2,963,287
Ansell Ltd.	18,145	281,434
ANZ Group Holdings Ltd.	552,507	10,241,080
APA Group	467,493	2,386,677
ARB Corp. Ltd.(2)	9,215	249,023
Aristocrat Leisure Ltd.	103,432	3,142,617
ARN Media Ltd.	24,887	13,749
ASX Ltd.	48,130	2,062,221
Atlas Arteria Ltd.	73,167	257,107
Aurelia Metals Ltd.(1)	280,731	24,521
Aurizon Holdings Ltd.	1,332,830	3,303,317
Aussie Broadband Ltd.(1)(2)	51,584	152,754
Austal Ltd.	159,857	213,155
Australian Agricultural Co. Ltd.(1)(2)	49,709	44,045
Australian Clinical Labs Ltd.(2)	45,120	70,158
Australian Ethical Investment Ltd.	3,356	11,651
Australian Finance Group Ltd.(2)	53,619	51,936
Baby Bunting Group Ltd.(2)	15,373	15,763
Bank of Queensland Ltd.(2)	212,936	814,315
Bapcor Ltd.	75,764	293,718
Beach Energy Ltd.	1,386,467	1,443,474
Bega Cheese Ltd.	93,796	257,548
Bendigo & Adelaide Bank Ltd.	500,906	3,157,722
BHP Group Ltd., ADR(2)	379,142	21,740,002
BlueScope Steel Ltd.	294,945	4,385,973
Boral Ltd.(1)(2)	33,256	129,665
Brambles Ltd.	508,408	4,992,051
Bravura Solutions Ltd.(1)	41,299	33,375
Brickworks Ltd.	13,720	260,397
Capricorn Metals Ltd.(1)	111,000	340,702
CAR Group Ltd.	31,523	755,216
Cedar Woods Properties Ltd.	11,527	34,776
Cettire Ltd.(1)	125,990	393,879
Challenger Ltd.	562,943	2,467,531
Champion Iron Ltd.	132,825	668,792

Avantis International Equity ETF
	Shares	Value
Cleanaway Waste Management Ltd.	262,221	$456,778
Coast Entertainment Holdings Ltd.(1)(2)	180,016	56,191
Cochlear Ltd.	9,062	2,065,712
Codan Ltd.	24,744	164,812
Coles Group Ltd.	312,140	3,433,307
Collins Foods Ltd.	34,268	245,680
Commonwealth Bank of Australia	187,517	14,224,379
Computershare Ltd.	34,111	576,476
Cooper Energy Ltd.(1)	433,598	40,861
Core Lithium Ltd.(1)(2)	519,170	70,925
Coronado Global Resources, Inc.	264,914	234,357
Credit Corp. Group Ltd.	17,008	213,009
CSL Ltd.	26,669	4,964,814
CSR Ltd.	83,413	479,257
Data#3 Ltd.	30,024	164,416
Deep Yellow Ltd.(1)	163,089	144,632
Deterra Royalties Ltd.	143,805	464,190
Dicker Data Ltd.	4,248	34,788
Domino's Pizza Enterprises Ltd.	7,292	213,957
Eagers Automotive Ltd.	32,051	309,966
Elders Ltd.	68,879	407,822
Emeco Holdings Ltd.(2)	118,990	51,376
Emerald Resources NL(1)	40,161	72,105
Endeavour Group Ltd.	876,697	3,138,469
Evolution Mining Ltd.	901,960	1,714,425
EVT Ltd.	39,098	294,770
FleetPartners Group Ltd.(1)	87,535	198,818
Flight Centre Travel Group Ltd.(2)	33,627	468,905
Fortescue Ltd.	464,737	7,843,834
Gold Road Resources Ltd.	479,578	458,253
GrainCorp Ltd., A Shares	154,303	781,782
Grange Resources Ltd.(2)	240,025	67,269
GUD Holdings Ltd.	36,630	279,140
GWA Group Ltd.	15,303	26,664
Hansen Technologies Ltd.	39,161	122,438
Harvey Norman Holdings Ltd.(2)	382,517	1,233,651
Helia Group Ltd.	183,937	494,500
Humm Group Ltd.	16,752	5,797
IDP Education Ltd.(2)	21,939	272,519
IGO Ltd.	178,563	921,003
Iluka Resources Ltd.	525,330	2,341,948
Imdex Ltd.	14,697	20,290
Incitec Pivot Ltd.	350,595	615,553
Infomedia Ltd.	77,563	80,832
Inghams Group Ltd.	220,867	523,057
Insignia Financial Ltd.(2)	21,881	33,738
Insurance Australia Group Ltd.	272,732	1,100,927
IPH Ltd.	1,925	7,933
James Hardie Industries PLC(1)	139,259	5,508,446
JB Hi-Fi Ltd.	71,104	2,849,545
Johns Lyng Group Ltd.(2)	61,301	251,213

Avantis International Equity ETF
	Shares	Value
Judo Capital Holdings Ltd.(1)	155,512	$126,285
Jumbo Interactive Ltd.	24,175	285,063
Jupiter Mines Ltd.	113,520	13,279
Karoon Energy Ltd.(1)	870,836	1,097,347
Kogan.com Ltd.(1)(2)	14,396	74,385
Lendlease Corp. Ltd.	193,182	807,003
Leo Lithium Ltd.(1)(2)	415,008	102,237
Lifestyle Communities Ltd.(2)	11,856	118,553
Lindsay Australia Ltd.(2)	63,815	44,688
Link Administration Holdings Ltd.	155,347	222,536
Lovisa Holdings Ltd.(2)	31,832	674,030
Lynas Rare Earths Ltd.(1)	100,235	381,385
Macmahon Holdings Ltd.	38,005	4,702
Macquarie Group Ltd.	32,634	4,143,845
Magellan Financial Group Ltd.	88,290	467,224
Mayne Pharma Group Ltd.(1)	33,160	146,513
McMillan Shakespeare Ltd.	37,564	534,842
Medibank Pvt Ltd.	1,355,333	3,167,374
Mesoblast Ltd.(1)(2)	250,039	47,955
Metals X Ltd.(1)(2)	232,433	43,851
Metcash Ltd.	1,506,525	3,641,158
Mineral Resources Ltd.	72,662	3,153,111
MMA Offshore Ltd.(1)	181,941	253,374
Monadelphous Group Ltd.	33,742	310,515
Mount Gibson Iron Ltd.(1)	191,102	61,515
Myer Holdings Ltd.(2)	457,997	242,922
MyState Ltd.	528	1,092
National Australia Bank Ltd.	479,924	10,663,489
Netwealth Group Ltd.	16,845	210,084
Neuren Pharmaceuticals Ltd.(1)	23,196	292,144
New Energy Solar(1)	53,649	2,197
New Hope Corp. Ltd.	569,597	1,744,475
NEXTDC Ltd.(1)	54,590	628,496
nib holdings Ltd.	112,808	537,853
Nick Scali Ltd.(2)	55,631	530,363
Nickel Industries Ltd.	72,721	33,409
Nine Entertainment Co. Holdings Ltd.(2)	274,747	307,604
Northern Star Resources Ltd.	455,464	3,786,121
NRW Holdings Ltd.	298,633	580,137
Nufarm Ltd.	201,724	756,411
Nuix Ltd.(1)	36,586	50,564
OFX Group Ltd.(1)	51,542	51,073
Omni Bridgeway Ltd.(1)	49,909	54,659
oOh!media Ltd.	132,045	158,529
Orica Ltd.	313,469	3,493,283
Origin Energy Ltd.	543,464	3,174,870
Orora Ltd.	294,768	514,344
Pacific Current Group Ltd.	6,132	41,326
Paladin Energy Ltd.(1)	357,340	288,845
Peet Ltd.	34,647	26,571
Perenti Ltd.(1)	409,400	242,473

Avantis International Equity ETF
	Shares	Value
Perpetual Ltd.(2)	160	$2,506
Perseus Mining Ltd.	882,517	998,463
PEXA Group Ltd.(1)	12,251	102,114
Pilbara Minerals Ltd.(2)	411,383	1,123,403
Platinum Asset Management Ltd.	224,982	150,464
Premier Investments Ltd.	43,234	850,942
Pro Medicus Ltd.	6,822	462,589
PWR Holdings Ltd.	17,807	143,350
Qantas Airways Ltd.(1)	157,765	527,355
QBE Insurance Group Ltd.	280,801	3,160,407
Qube Holdings Ltd.	258,223	546,689
Ramelius Resources Ltd.	828,153	772,263
Ramsay Health Care Ltd.	17,388	620,314
REA Group Ltd.	2,692	340,455
Red 5 Ltd.(1)	48,983	10,467
Reece Ltd.	10,069	176,308
Regis Healthcare Ltd.	11,890	27,993
Regis Resources Ltd.(1)	1,204,226	1,408,464
Reliance Worldwide Corp. Ltd.	72,826	259,963
Resolute Mining Ltd.(1)	719,505	155,789
Ridley Corp. Ltd.	81,894	128,040
Rio Tinto Ltd.	64,093	5,161,339
Sandfire Resources Ltd.(1)	509,584	2,513,356
Santos Ltd.	1,332,029	6,133,373
SEEK Ltd.	25,629	438,889
Select Harvests Ltd.(1)(2)	3,615	10,372
Servcorp Ltd.	9,050	22,336
Seven Group Holdings Ltd.(2)	15,447	387,682
Seven West Media Ltd.(1)	326,689	44,670
Sierra Rutile Holdings Ltd.(1)	26,779	1,468
Sigma Healthcare Ltd.	629,369	469,718
Silver Lake Resources Ltd.(1)	529,661	368,551
Sims Ltd.	57,483	457,818
SiteMinder Ltd.(1)	63,659	223,513
SmartGroup Corp. Ltd.	27,872	199,007
Sonic Healthcare Ltd.	144,997	2,813,779
South32 Ltd.	1,579,445	3,025,704
Southern Cross Media Group Ltd.	67,219	40,186
Star Entertainment Group Ltd.(1)	1,075,102	363,818
Steadfast Group Ltd.	25,669	96,732
Suncorp Group Ltd.	354,946	3,534,925
Super Retail Group Ltd.	142,142	1,512,941
Symbio Holdings Ltd.	38	69
Syrah Resources Ltd.(1)(2)	97,373	38,784
Technology One Ltd.	118,689	1,312,091
Telstra Group Ltd.	1,106,303	2,748,844
Temple & Webster Group Ltd.(1)	9,795	81,261
Terracom Ltd.(2)	303,171	48,273
Transurban Group	284,572	2,507,711
Treasury Wine Estates Ltd.	346,351	2,780,629
Ventia Services Group Pty. Ltd.	23,158	57,077

Avantis International Equity ETF
	Shares	Value
Viva Energy Group Ltd.	429,294	$1,025,101
Washington H Soul Pattinson & Co. Ltd.	71,930	1,618,047
Webjet Ltd.(1)(2)	70,301	318,904
Wesfarmers Ltd.	189,546	8,226,998
West African Resources Ltd.(1)	1,304,396	742,404
Westgold Resources Ltd.(1)	214,951	272,305
Westpac Banking Corp.	544,748	9,347,466
Whitehaven Coal Ltd.	692,563	3,118,010
WiseTech Global Ltd.	13,707	845,492
Woodside Energy Group Ltd.	134,924	2,661,886
Woodside Energy Group Ltd., ADR(2)	59,682	1,176,929
Woolworths Group Ltd.	234,686	4,981,813
Worley Ltd.	45,822	499,131
Xero Ltd.(1)	8,180	680,319
Yancoal Australia Ltd.(2)	114,403	443,414
		265,807,582
Austria — 0.2%
ANDRITZ AG	6,002	377,655
AT&S Austria Technologie & Systemtechnik AG	11,900	241,772
BAWAG Group AG(1)	5,496	311,261
CA Immobilien Anlagen AG	1,048	33,662
DO & Co. AG	1,497	232,855
Erste Group Bank AG	55,616	2,223,703
Eurotelesites AG(1)	2,655	10,496
EVN AG	15,451	400,864
FACC AG(1)	162	1,038
Immofinanz AG(1)	10,076	228,859
Lenzing AG(1)	32	1,002
Oesterreichische Post AG	5,876	190,264
OMV AG	28,132	1,239,663
POLYTEC Holding AG	1,454	5,475
Porr AG	4,004	58,738
Raiffeisen Bank International AG	25,754	536,477
Semperit AG Holding	3,502	47,541
Telekom Austria AG(1)	23,245	184,420
UNIQA Insurance Group AG	22,170	194,096
Verbund AG	29,008	2,099,886
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,986	202,848
voestalpine AG	31,780	868,218
Wienerberger AG	9,946	347,562
		10,038,355
Belgium — 0.9%
Ackermans & van Haaren NV	12,763	2,147,068
Ageas SA	73,941	3,142,461
AGFA-Gevaert NV(1)	25,959	29,037
Anheuser-Busch InBev SA, ADR(2)	67,414	4,069,783
Argenx SE, ADR(1)	3,533	1,342,575
Bekaert SA	16,573	821,838
bpost SA	58,448	219,237
Cie d'Entreprises CFE	1,442	11,606
Colruyt Group NV	11,508	552,794

Avantis International Equity ETF
	Shares	Value
Deceuninck NV	10,650	$25,878
Deme Group NV	3,132	434,532
D'ieteren Group	4,309	832,582
Elia Group SA	3,183	354,068
Euronav NV	189,388	3,349,349
Fagron	35,639	693,502
Galapagos NV, ADR(1)(2)	20,499	719,720
Gimv NV	6,351	304,377
Greenyard NV	1,670	9,647
Immobel SA	61	1,562
Ion Beam Applications	886	8,952
KBC Ancora	21,043	989,247
KBC Group NV	58,164	4,097,237
Kinepolis Group NV	6,191	290,322
Lotus Bakeries NV	41	385,816
Melexis NV	5,706	480,398
Ontex Group NV(1)(2)	13,303	106,667
Proximus SADP	103,180	863,714
Solvay SA(2)	31,756	809,698
Syensqo SA(1)	26,532	2,368,906
Tessenderlo Group SA(2)	4,645	124,000
UCB SA	37,572	4,335,036
Umicore SA	90,352	1,890,828
VGP NV	4,053	445,765
		36,258,202
Canada — 10.0%
5N Plus, Inc.(1)	16,500	53,494
ADENTRA, Inc.	6,700	182,761
Advantage Energy Ltd.(1)	146,805	1,086,042
Aecon Group, Inc.(2)	47,051	493,340
Africa Oil Corp.	120,000	184,799
Ag Growth International, Inc.	4,704	196,077
AGF Management Ltd., Class B	16,000	95,848
Agnico Eagle Mines Ltd.	150,302	7,208,604
Aimia, Inc.(1)(2)	5,405	12,107
Air Canada(1)	16,298	217,603
Alamos Gold, Inc., Class A	122,870	1,449,470
Alaris Equity Partners Income	1,756	20,974
Algoma Steel Group, Inc.	8,300	67,273
Algonquin Power & Utilities Corp.(2)	68,126	398,069
Alimentation Couche-Tard, Inc.	138,710	8,602,749
AltaGas Ltd.	37,394	801,526
Altius Minerals Corp.	9,761	128,023
Amerigo Resources Ltd.(2)	28,300	27,942
Andlauer Healthcare Group, Inc.	2,900	86,114
ARC Resources Ltd.	290,737	4,955,051
Argonaut Gold, Inc.(1)	5,995	1,016
Aris Mining Corp.(1)	34,168	95,670
Aritzia, Inc.(1)	39,230	1,037,442
Atco Ltd., Class I	23,306	638,311
Athabasca Oil Corp.(1)	493,502	1,789,065

Avantis International Equity ETF
	Shares	Value
Atrium Mortgage Investment Corp.(2)	5,535	$45,719
ATS Corp.(1)	34	1,281
AutoCanada, Inc.(1)(2)	6,900	108,852
B2Gold Corp.	1,025,034	2,469,779
Badger Infrastructure Solution	20	686
Ballard Power Systems, Inc.(1)(2)	38,300	121,350
Bank of Montreal(2)	113,944	10,313,437
Bank of Nova Scotia(2)	167,258	8,110,562
Barrick Gold Corp.	333,723	4,866,358
Bausch Health Cos., Inc.(1)	23,716	223,154
Baytex Energy Corp.(2)	357,377	1,140,215
BCE, Inc.	3,817	141,638
Birchcliff Energy Ltd.(2)	649,696	2,585,093
Bird Construction, Inc.	10,205	128,131
Bitfarms Ltd.(1)(2)	63,400	181,723
Bombardier, Inc., Class B(1)	7,563	273,954
Bonterra Energy Corp.(1)	4,300	15,779
Boralex, Inc., A Shares(2)	37,028	813,871
Boyd Group Services, Inc.	5,000	1,173,452
Brookfield Asset Management Ltd., Class A	45,741	1,864,153
Brookfield Business Corp., Class A	1,000	22,923
Brookfield Corp.	47,909	1,976,866
Brookfield Infrastructure Corp., A Shares(2)	19,396	643,556
Brookfield Reinsurance Ltd.(1)	3,000	122,197
Brookfield Renewable Corp., Class A	2,200	52,230
BRP, Inc.	861	56,831
CAE, Inc.(1)	39,957	746,056
Calibre Mining Corp.(1)	20,300	23,185
Cameco Corp.	38,646	1,566,172
Canacol Energy Ltd.(2)	4,600	17,659
Canada Goose Holdings, Inc.(1)(2)	12,400	168,939
Canadian Imperial Bank of Commerce(2)	149,295	7,064,602
Canadian National Railway Co.	91,334	11,842,496
Canadian Natural Resources Ltd.	243,000	16,927,547
Canadian Pacific Kansas City Ltd.	59,520	5,053,597
Canadian Tire Corp. Ltd., Class A(2)	6,076	618,278
Canadian Utilities Ltd., A Shares	34,256	771,369
Canadian Western Bank(2)	56,723	1,211,657
Canfor Corp.(1)	18,575	226,242
Canfor Pulp Products, Inc.(1)	1,114	1,264
Capital Power Corp.	44,073	1,245,404
Capstone Copper Corp.(1)	122,223	641,217
Cardinal Energy Ltd.(2)	52,098	254,127
Cargojet, Inc.	2,224	181,456
Cascades, Inc.	13,743	106,529
CCL Industries, Inc., Class B	9,516	485,073
Celestica, Inc.(1)	103,499	4,398,793
Cenovus Energy, Inc.	377,288	6,574,705
Centerra Gold, Inc.	433,060	2,173,038
CES Energy Solutions Corp.	84,300	265,233
CGI, Inc.(1)	21,239	2,438,537

Avantis International Equity ETF
	Shares	Value
China Gold International Resources Corp. Ltd.	43,700	$207,045
Chorus Aviation, Inc.(1)	37,746	58,129
CI Financial Corp.	30,310	377,884
Cogeco Communications, Inc.(2)	4,400	193,618
Colliers International Group, Inc.	6,900	802,945
Computer Modelling Group Ltd.	6,000	44,652
Constellation Software, Inc.	1,886	5,250,741
Corus Entertainment, Inc., B Shares(2)	52,473	27,452
Crescent Point Energy Corp.	419,039	3,053,675
Crew Energy, Inc.(1)	64,120	211,662
Definity Financial Corp.	6,600	223,169
Descartes Systems Group, Inc.(1)	8,700	754,066
Dollarama, Inc.	49,275	3,811,583
Doman Building Materials Group Ltd.	41,300	246,799
Dorel Industries, Inc., Class B(1)(2)	8,200	36,252
DREAM Unlimited Corp., Class A(2)	6,522	98,900
Dundee Precious Metals, Inc.	66,535	450,054
Eldorado Gold Corp.(1)	143,434	1,491,253
Element Fleet Management Corp.	202,948	3,387,077
Emera, Inc.	60,903	2,136,081
Empire Co. Ltd., Class A	61,535	1,559,289
Enbridge, Inc.	153,566	5,278,601
Enerflex Ltd.	47,046	273,856
Enerplus Corp.	188,972	3,348,765
Enghouse Systems Ltd.	10,135	264,960
Ensign Energy Services, Inc.(1)(2)	42,500	65,450
EQB, Inc.	15,000	952,511
Equinox Gold Corp.(1)	100,274	407,849
ERO Copper Corp.(1)(2)	41,263	702,944
Evertz Technologies Ltd.	2,536	26,067
Exchange Income Corp.(2)	4,700	167,824
Extendicare, Inc.(2)	12,800	63,757
Fairfax Financial Holdings Ltd.	3,712	3,962,102
Fiera Capital Corp.(2)	10,053	61,334
Finning International, Inc.	60,713	1,591,695
Firm Capital Mortgage Investment Corp.	4,935	42,145
First Majestic Silver Corp.(2)	75,800	341,258
First National Financial Corp.(2)	2,786	82,544
First Quantum Minerals Ltd.	253,135	2,396,776
FirstService Corp.	2,900	477,240
Fission Uranium Corp.(1)	203,600	153,021
Fortis, Inc.	76,463	2,948,317
Fortuna Silver Mines, Inc.(1)	159,779	434,428
Franco-Nevada Corp.	6,292	658,756
Freehold Royalties Ltd.(2)	77,790	788,705
Frontera Energy Corp.(1)	24,368	141,488
Galiano Gold, Inc.(1)(2)	30,535	29,024
Gear Energy Ltd.(2)	48,000	22,989
George Weston Ltd.	7,512	983,924
GFL Environmental, Inc.(2)	9,377	338,074
Gibson Energy, Inc.(2)	71,289	1,179,264

Avantis International Equity ETF
	Shares	Value
Gildan Activewear, Inc.	62,358	$2,171,491
goeasy Ltd.	5,335	654,478
GoGold Resources, Inc.(1)	64,100	46,759
Great-West Lifeco, Inc.(2)	90,091	2,774,788
Headwater Exploration, Inc.	158,418	797,255
Heroux-Devtek, Inc.(1)	4,400	59,654
High Liner Foods, Inc.(2)	5,446	51,525
HLS Therapeutics, Inc.	88	271
Hudbay Minerals, Inc.	115,050	677,338
Hut 8 Corp.(1)	21,579	183,489
Hydro One Ltd.	72,368	2,156,936
i-80 Gold Corp.(1)(2)	400	504
iA Financial Corp., Inc.	39,490	2,448,866
IAMGOLD Corp.(1)	335,683	875,598
IGM Financial, Inc.(2)	4,421	116,132
Imperial Oil Ltd.	33,085	2,070,205
Innergex Renewable Energy, Inc.	16,200	100,866
InPlay Oil Corp.	10,900	18,713
Intact Financial Corp.	12,242	2,035,718
Interfor Corp.(1)	193,862	2,898,324
International Petroleum Corp.(1)	38,388	404,203
Ivanhoe Mines Ltd., Class A(1)(2)	17,544	186,538
K92 Mining, Inc.(1)	25,100	103,755
Karora Resources, Inc.(1)	11,550	34,808
K-Bro Linen, Inc.	300	7,516
Kelt Exploration Ltd.(1)	104,060	448,551
Keyera Corp.	73,620	1,811,275
Kinross Gold Corp.	713,170	3,489,260
Kiwetinohk Energy Corp.(1)(2)	1,900	15,190
Knight Therapeutics, Inc.(1)	20,346	81,555
Labrador Iron Ore Royalty Corp.(2)	12,624	281,381
Lassonde Industries, Inc., Class A	400	45,619
Laurentian Bank of Canada(2)	30,524	593,319
Lightspeed Commerce, Inc.(1)	29,200	409,874
Linamar Corp.	18,964	928,113
Lithium Americas Argentina Corp.(1)(2)	18,200	89,716
Loblaw Cos. Ltd.	20,494	2,184,174
Logan Energy Corp.(1)	56	34
Lumine Group, Inc.(1)	5,658	156,756
Lundin Gold, Inc.	20,579	239,733
Lundin Mining Corp.	309,642	2,448,115
Magna International, Inc.(2)	154,670	8,522,435
Major Drilling Group International, Inc.(1)	6,258	36,105
Manulife Financial Corp.(2)	460,597	10,931,606
Maple Leaf Foods, Inc.	7,200	122,498
Martinrea International, Inc.	53,740	550,408
Mattr Corp.(1)	34,800	387,450
MCAN Mortgage Corp.	4,620	56,373
MDA Ltd.(1)	6,400	69,133
MEG Energy Corp.(1)	209,013	4,473,955
Methanex Corp.	18,580	831,011

Avantis International Equity ETF
	Shares	Value
Metro, Inc.	62,621	$3,390,481
MTY Food Group, Inc.	5,461	203,206
Mullen Group Ltd.	82,095	907,361
National Bank of Canada	102,011	7,962,292
Neo Performance Materials, Inc.(2)	1,800	9,404
New Gold, Inc.(1)	275,470	336,942
North American Construction Group Ltd.	11,135	278,795
North West Co., Inc.	15,440	458,598
Northland Power, Inc.(2)	147,721	2,503,469
Novagold Resources, Inc.(1)	28	69
Nutrien Ltd.	105,691	5,516,819
NuVista Energy Ltd.(1)	123,155	1,056,275
Obsidian Energy Ltd.(1)	51,250	363,280
OceanaGold Corp.	386,082	640,080
Onex Corp.	16,473	1,226,781
Open Text Corp.(2)	106,111	4,080,561
Osisko Gold Royalties Ltd.	38,823	566,976
Osisko Mining, Inc.(1)	74,400	135,955
Pan American Silver Corp.(2)	316,400	3,926,004
Paramount Resources Ltd., A Shares(2)	19,631	430,619
Parex Resources, Inc.	116,863	1,885,790
Park Lawn Corp.	13,800	193,606
Parkland Corp.	47,821	1,529,610
Pason Systems, Inc.	35,435	361,361
Pembina Pipeline Corp.	97,441	3,391,032
Pet Valu Holdings Ltd.(2)	1,700	37,453
PetroTal Corp.(1)(2)	1,000	545
Peyto Exploration & Development Corp.(2)	136,687	1,419,091
PHX Energy Services Corp.	3,700	24,591
Pine Cliff Energy Ltd.(2)	77,100	64,196
Pizza Pizza Royalty Corp.	9,100	95,885
Polaris Renewable Energy, Inc.	5,700	49,350
Power Corp. of Canada	50,525	1,459,739
PrairieSky Royalty Ltd.	30,537	545,195
Precision Drilling Corp.(1)	9,289	551,803
Premium Brands Holdings Corp.(2)	1,500	99,175
Primo Water Corp.	14,235	231,175
Profound Medical Corp.(1)	100	922
Quebecor, Inc., Class B	22,474	525,605
Quipt Home Medical Corp.(1)	3,300	14,152
RB Global, Inc.(2)	41,406	3,123,870
Real Matters, Inc.(1)	18,488	82,417
Restaurant Brands International, Inc.	24,828	1,927,845
Richelieu Hardware Ltd.	12	386
Rogers Communications, Inc., Class B	52,019	2,302,075
Royal Bank of Canada(2)	136,492	13,255,459
Russel Metals, Inc.	41,121	1,347,420
Sandstorm Gold Ltd.(2)	50,671	213,190
Saputo, Inc.	51,353	1,044,731
Savaria Corp.(2)	5,300	64,905
Secure Energy Services, Inc.	183,121	1,536,859

Avantis International Equity ETF
	Shares	Value
Shopify, Inc., Class A(1)	51,120	$3,905,709
Sierra Metals, Inc.(1)(2)	5,095	2,891
Silvercorp Metals, Inc.	85,055	204,310
SilverCrest Metals, Inc.(1)	29,200	147,813
Sleep Country Canada Holdings, Inc.(2)	10,886	229,808
SNC-Lavalin Group, Inc.	7,900	267,010
Softchoice Corp.	5,200	67,206
Spartan Delta Corp.(2)	53,028	125,425
Spin Master Corp., VTG Shares	12,600	299,971
SSR Mining, Inc.	59,553	255,387
Stantec, Inc.	22,284	1,860,681
Stelco Holdings, Inc.	10,700	318,126
Stella-Jones, Inc.	23	1,293
STEP Energy Services Ltd.(1)(2)	4,500	14,490
StorageVault Canada, Inc.	20,600	81,814
Sun Life Financial, Inc.(2)	102,925	5,466,480
Suncor Energy, Inc.(2)	355,916	12,228,835
SunOpta, Inc.(1)(2)	17,800	128,141
Surge Energy, Inc.	36,800	184,386
Tamarack Valley Energy Ltd.(2)	320,774	794,165
Taseko Mines Ltd.(1)	73,100	114,728
TC Energy Corp.	193,754	7,663,644
Teck Resources Ltd., Class B	177,718	6,829,012
TELUS Corp.	93,707	1,634,340
TELUS Corp.(1)	8,167	142,440
TFI International, Inc.	19,853	2,933,297
Thomson Reuters Corp.	5,754	908,328
Tidewater Midstream & Infrastructure Ltd.(2)	58,530	35,796
Timbercreek Financial Corp.(2)	22,546	127,254
TMX Group Ltd.	10,890	285,660
Topaz Energy Corp.	39,000	575,883
Torex Gold Resources, Inc.(1)	19,816	207,337
Toromont Industries Ltd.	14,888	1,367,416
Toronto-Dominion Bank	192,720	11,571,862
Total Energy Services, Inc.	4,100	28,700
Tourmaline Oil Corp.	113,203	5,123,183
TransAlta Corp.(2)	79,302	544,009
Transcontinental, Inc., Class A	14,127	149,270
Trican Well Service Ltd.	155,419	476,398
Tricon Residential, Inc.(2)	88,967	989,214
Uranium Royalty Corp.(1)	27,500	70,515
Vermilion Energy, Inc.(2)	147,643	1,640,538
VersaBank	400	4,731
Victoria Gold Corp.(1)	4,900	19,172
Viemed Healthcare, Inc.(1)	5,446	46,095
Wajax Corp.	5,600	140,665
Wesdome Gold Mines Ltd.(1)	39,925	266,235
West Fraser Timber Co. Ltd.	66,836	5,378,792
Western Forest Products, Inc.(2)	81,042	37,023
Westshore Terminals Investment Corp.	11,310	211,841
Wheaton Precious Metals Corp.	28,013	1,154,454

Avantis International Equity ETF
	Shares	Value
Whitecap Resources, Inc.(2)	467,808	$3,247,063
WildBrain Ltd.(1)(2)	1,700	1,403
Winpak Ltd.	5,100	151,405
WSP Global, Inc.	8,560	1,358,726
		398,367,468
Denmark — 3.1%
Alm Brand AS	1,434,176	2,705,559
AP Moller - Maersk AS, A Shares	1,314	1,784,902
AP Moller - Maersk AS, B Shares	2,403	3,410,200
Bang & Olufsen AS(1)	17,969	24,810
Bavarian Nordic AS(1)	9,887	224,176
Carlsberg AS, B Shares	6,029	842,149
cBrain AS	1,716	85,595
Chemometec AS	5,466	389,130
Coloplast AS, B Shares	11,706	1,554,946
D/S Norden AS	55,354	2,487,923
Danske Andelskassers Bank AS	9,479	14,706
Danske Bank AS	189,081	5,562,792
Demant AS(1)	12,205	611,921
Dfds AS	26,463	799,159
DSV AS	16,699	2,679,362
FLSmidth & Co. AS	24	1,145
Genmab AS, ADR(1)	99,784	2,771,002
GN Store Nord AS(1)	3,673	85,974
H Lundbeck AS	47,040	227,739
H Lundbeck AS, A Shares	11,760	51,032
H&H International AS, B Shares(1)	3,883	39,439
ISS AS	516	9,279
Jyske Bank AS	30,986	2,508,454
Nilfisk Holding AS(1)	5,872	109,470
NKT AS(1)	45,763	3,443,891
NNIT AS(1)	133	1,992
Novo Nordisk AS, ADR	549,728	65,840,923
Novozymes AS, B Shares	64,206	3,621,724
NTG Nordic Transport Group AS(1)	1,203	48,881
Orsted AS	38,765	2,170,907
Pandora AS	33,730	5,454,820
Per Aarsleff Holding AS	10,602	505,001
Ringkjoebing Landbobank AS	6,818	1,169,899
Rockwool AS, B Shares	868	277,804
Royal Unibrew AS	11,312	734,744
Schouw & Co. AS	1,181	101,208
Solar AS, B Shares	1,765	96,444
Spar Nord Bank AS	19,401	341,750
Sparekassen Sjaelland-Fyn AS	2,040	64,666
Sydbank AS	14,883	799,030
Topdanmark AS	10,806	486,129
TORM PLC, Class A	25,626	878,021
Trifork Holding AG(1)	60	1,172
Tryg AS	44,044	936,649

Avantis International Equity ETF
	Shares	Value
Vestas Wind Systems AS(1)	235,710	$6,568,772
		122,525,291
Finland — 0.9%
Aktia Bank OYJ	8,317	82,553
Alandsbanken Abp, B Shares	152	5,845
Anora Group OYJ(2)	14,250	75,627
Atria OYJ	267	2,709
CapMan OYJ, B Shares	4,376	9,356
Cargotec OYJ, B Shares	12,757	863,084
Citycon OYJ(1)	28,803	122,653
Elisa OYJ	32,901	1,481,799
Finnair OYJ(1)	176,734	5,889
Fortum OYJ	83,283	1,040,880
Harvia OYJ	9,596	345,350
Huhtamaki OYJ(2)	39,847	1,564,512
Kemira OYJ	47,934	863,565
Kesko OYJ, B Shares	163,844	3,132,629
Kojamo OYJ	79,702	883,866
Kone OYJ, B Shares	55,241	2,704,676
Konecranes OYJ	8,937	460,526
Mandatum OYJ(1)	65,348	287,081
Marimekko OYJ	12,693	162,130
Metsa Board OYJ, Class B(2)	68,781	517,144
Metso OYJ	65,091	696,263
Musti Group OYJ(1)	5,248	148,216
Neste OYJ	79,322	2,174,382
Nokia OYJ, ADR	780,845	2,756,383
Nokian Renkaat OYJ(2)	110,341	1,007,710
Oma Saastopankki OYJ	1,110	26,103
Orion OYJ, Class B	49,773	1,956,860
Outokumpu OYJ(2)	226,774	1,004,498
Puuilo OYJ	41,542	426,497
QT Group OYJ(1)	6,098	515,863
Revenio Group OYJ	3,344	93,695
Sampo OYJ, A Shares	74,860	3,349,745
Sanoma OYJ	5,288	38,016
Stora Enso OYJ, R Shares	243,113	3,073,825
Taaleri PLC	2,859	30,737
Talenom OYJ(2)	1,730	9,862
TietoEVRY OYJ	759	17,717
Tokmanni Group Corp.	29,117	492,789
UPM-Kymmene OYJ	94,300	3,156,162
Valmet OYJ(2)	29,073	762,079
Wartsila OYJ Abp	53,628	830,203
YIT OYJ(2)	63,740	110,756
		37,290,235
France — 9.8%
ABC arbitrage	4,354	16,941
Accor SA	14,130	613,776
Aeroports de Paris SA	12,523	1,704,779
Air France-KLM(1)	12,469	140,761

Avantis International Equity ETF
	Shares	Value
Air Liquide SA	61,016	$12,401,661
Airbus SE	83,030	13,738,058
AKWEL SADIR	1,186	18,326
ALD SA	45,594	279,584
Alstom SA(2)	27,747	370,857
Alten SA	20,330	2,986,439
Amundi SA	10,419	686,520
Aperam SA	24,876	760,701
ArcelorMittal SA, NY Shares	204,980	5,345,878
Arkema SA	33,032	3,423,832
AXA SA	360,404	12,831,066
Beneteau SACA	4,521	60,549
Bigben Interactive(1)	644	1,846
BioMerieux	30,163	3,297,108
Biosynex(1)	642	4,298
BNP Paribas SA	201,734	12,108,073
Bollore SE	101,866	698,570
Bonduelle SCA(2)	2,380	25,467
Bouygues SA	101,203	4,002,140
Bureau Veritas SA	102,109	2,966,939
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	218	4,138
Caisse Regionale de Credit Agricole Mutuel Nord de France	123	1,666
Capgemini SE	15,646	3,805,791
Carrefour SA	243,269	4,087,247
Catana Group	7,184	41,223
Cellectis SA, ADR(1)	48	122
Cie de Saint-Gobain SA	174,504	13,452,617
Cie des Alpes	15,747	225,219
Cie Generale des Etablissements Michelin SCA	372,891	13,799,371
Cie Plastic Omnium SE	41,306	493,199
Claranova SE(1)	434	1,124
Clariane SE(2)	20,254	43,463
Coface SA	54,633	784,342
Credit Agricole SA	297,390	4,033,457
Danone SA	53,045	3,384,871
Dassault Aviation SA	16,043	3,171,612
Dassault Systemes SE	57,122	2,676,798
Derichebourg SA	63,406	288,263
Edenred SE	21,347	1,056,326
Eiffage SA	48,636	5,296,363
Elis SA	4,278	97,716
Engie SA	511,273	8,204,082
Eramet SA	3,158	213,597
EssilorLuxottica SA	21,309	4,524,630
Esso SA Francaise	1,073	89,183
Etablissements Maurel et Prom SA	55,815	302,425
Eurazeo SE	11,973	1,012,921
Euroapi SA(1)	11,367	47,407
Eurobio Scientific SA(1)(2)	3,798	68,102
Eurofins Scientific SE	28,192	1,684,834
Euronext NV	7,555	696,274

Avantis International Equity ETF
	Shares	Value
Eutelsat Communications SACA(1)(2)	68,951	$256,401
Figeac Aero(1)	98	574
Fnac Darty SA(2)	1,627	48,361
Focus Entertainment(1)	503	6,668
Forvia SE(1)	76,065	1,085,091
Fountaine Pajot SA	5	641
Gaztransport Et Technigaz SA	30,108	4,654,494
Genfit SA(1)(2)	17,069	58,150
Getlink SE	106,658	1,821,024
Groupe LDLC	10	200
Groupe SFPI	119	244
Hermes International SCA	4,422	11,065,344
ID Logistics Group SACA(1)	805	286,205
Imerys SA	10,126	320,530
Innate Pharma SA(1)	818	1,930
Interparfums SA	3,149	175,645
Ipsen SA	30,677	3,369,963
IPSOS SA	5,011	349,597
Jacquet Metals SACA	2,585	51,656
JCDecaux SE(1)	27,866	575,589
Kalray SADIR(1)	973	20,332
Kaufman & Broad SA	5,061	151,570
Kering SA	18,192	8,379,740
La Francaise De L'energie SACA(1)(2)	1,816	79,151
La Francaise des Jeux SAEM	82,223	3,445,325
Legrand SA	32,568	3,298,527
LISI SA	4,064	104,197
L'Oreal SA	16,451	7,858,131
Lumibird(1)	68	1,029
LVMH Moet Hennessy Louis Vuitton SE	31,569	28,814,134
Maisons du Monde SA	12,989	60,087
Manitou BF SA(2)	1,848	44,161
Mersen SA	7,179	272,624
Metropole Television SA	13,301	181,207
MGI Digital Graphic Technology(1)	119	2,004
Nacon SA(1)	629	919
Neoen SA	7,305	183,067
Nexans SA	15,030	1,549,056
Nexity SA	35,933	412,296
Novacyt SA(1)(2)	20,080	11,178
Orange SA, ADR	755,821	8,691,941
OVH Groupe SAS(1)	11,414	117,428
Pernod Ricard SA	20,576	3,438,941
Pluxee NV(1)	9,292	265,481
Publicis Groupe SA	17,120	1,811,390
Remy Cointreau SA	1,950	206,632
Renault SA	110,874	4,629,379
ReWorld Media SA(1)	5,154	17,705
Rexel SA	70,630	1,813,153
Rubis SCA	19,290	507,316
Safran SA	95,780	20,084,149

Avantis International Equity ETF
	Shares	Value
Sanofi SA, ADR	198,105	$9,479,324
Sartorius Stedim Biotech	1,461	402,138
Schneider Electric SE	29,290	6,657,385
SCOR SE	55,469	1,692,605
SEB SA	13,817	1,637,425
SES SA	454,740	2,944,901
SMCP SA(1)(2)	27,933	77,830
Societe BIC SA	6,461	466,811
Societe Generale SA	290,058	7,044,241
Sodexo SA	10,034	799,823
SOITEC(1)	12,563	1,839,293
Solutions 30 SE(1)(2)	77,776	179,011
Sopra Steria Group	1,778	455,904
SPIE SA	6,057	201,753
STMicroelectronics NV, NY Shares	347,447	15,850,532
Technip Energies NV	18,807	409,000
Teleperformance SE	11,006	1,366,482
Television Francaise 1 SA(2)	24,560	224,937
Thales SA	29,090	4,314,439
TotalEnergies SE, ADR(2)	432,748	27,726,164
Trigano SA	5,075	822,181
Ubisoft Entertainment SA(1)	106,649	2,448,059
Valeo SE	168,207	1,941,116
Vallourec SACA(1)	144,641	2,194,338
Veolia Environnement SA	129,062	4,000,705
Verallia SA	57,969	2,144,453
Vicat SACA	3,183	121,867
Vinci SA	127,858	16,383,993
Virbac SACA	280	100,460
Vivendi SE	331,741	3,707,086
Wavestone	774	46,863
Worldline SA(1)	7,872	90,621
X-Fab Silicon Foundries SE(1)	45,763	357,403
		390,782,252
Germany — 7.1%
1&1 AG	9,810	181,425
7C Solarparken AG	20,776	71,090
Adesso SE	1,714	212,726
adidas AG	40,740	8,240,889
Allianz SE	53,991	14,828,916
Amadeus Fire AG	928	109,330
Aroundtown SA(1)	167,530	295,387
Atoss Software AG	2,225	576,500
Aumann AG	862	15,227
AURELIUS Equity Opportunities SE & Co. KGaA(1)	7,906	131,248
Aurubis AG	14,234	902,559
Auto1 Group SE(1)	31,095	116,642
Baader Bank AG	1,933	6,847
BASF SE	165,625	8,436,440
Basler AG	9	110
Bayer AG	66,523	2,009,935

Avantis International Equity ETF
	Shares	Value
Bayerische Motoren Werke AG	74,486	$8,810,807
Bayerische Motoren Werke AG, Preference Shares	12,424	1,362,089
BayWa AG	3,311	102,407
Bechtle AG	31,574	1,629,053
Befesa SA	3,844	122,783
Beiersdorf AG	22,310	3,197,936
Bertrandt AG	365	16,635
Bijou Brigitte AG	1,658	70,491
Bilfinger SE	12,928	595,765
Borussia Dortmund GmbH & Co. KGaA(1)	57,339	210,189
Brenntag SE	51,075	4,663,371
CANCOM SE	9,573	282,625
Carl Zeiss Meditec AG, Bearer Shares	3,113	382,279
Ceconomy AG(1)	88,692	191,818
Cewe Stiftung & Co. KGaA	2,019	222,772
Cliq Digital AG	5,163	104,404
Commerzbank AG	403,644	4,672,552
CompuGroup Medical SE & Co. KGaA	6,252	198,621
Continental AG	56,862	4,561,196
Covestro AG(1)	99,687	5,425,735
CTS Eventim AG & Co. KGaA	15,798	1,244,108
Daimler Truck Holding AG	184,961	7,556,472
Datagroup SE	274	13,561
Delivery Hero SE(1)	2,650	61,297
Dermapharm Holding SE	4,566	181,869
Deutsche Bank AG	602,588	8,092,757
Deutsche Beteiligungs AG	3,029	82,865
Deutsche Boerse AG	30,198	6,321,867
Deutsche Lufthansa AG(1)	366,299	2,848,644
Deutsche Pfandbriefbank AG(2)	28,558	118,970
Deutsche Post AG	187,378	8,700,712
Deutsche Rohstoff AG	3,221	108,213
Deutsche Telekom AG	491,357	11,679,055
Deutz AG	53,476	332,733
Dr Ing hc F Porsche AG, Preference Shares	7,740	723,700
Draegerwerk AG & Co. KGaA	567	25,304
Draegerwerk AG & Co. KGaA, Preference Shares	3,168	164,950
Duerr AG	45,857	1,014,709
E.ON SE	356,562	4,553,046
Einhell Germany AG, Preference Shares	58	9,690
Elmos Semiconductor SE	4,235	335,937
ElringKlinger AG	10,673	59,971
Encavis AG(1)	73,285	875,898
Energiekontor AG	3,540	255,988
Envitec Biogas AG	182	5,608
Evonik Industries AG	109,877	2,028,240
Fielmann Group AG	12,935	612,736
flatexDEGIRO AG(1)	32,781	343,231
Fraport AG Frankfurt Airport Services Worldwide(1)	2,442	135,906
Freenet AG	28,599	771,029
Fresenius Medical Care AG, ADR	13,713	263,427

Avantis International Equity ETF
	Shares	Value
Fresenius SE & Co. KGaA	11,089	$310,549
Friedrich Vorwerk Group SE	8,508	140,871
FUCHS SE, Preference Shares	13,110	558,588
GEA Group AG	75,541	3,047,057
Gerresheimer AG	27,482	3,222,243
GFT Technologies SE	2,919	101,836
Grand City Properties SA(1)	18,749	174,796
Grenke AG	8,396	206,046
Hamburger Hafen und Logistik AG(1)	15,134	268,498
Hannover Rueck SE	15,814	4,059,574
Heidelberg Materials AG	61,522	5,973,716
Heidelberger Druckmaschinen AG(1)	89,481	98,991
HelloFresh SE(1)	195,441	2,712,992
Henkel AG & Co. KGaA	2,144	144,649
Henkel AG & Co. KGaA, Preference Shares	6,867	516,630
Hensoldt AG	7,964	290,177
HOCHTIEF AG	2,939	348,684
Hornbach Holding AG & Co. KGaA	4,318	322,099
HUGO BOSS AG	56,905	3,874,700
Indus Holding AG	4,598	112,907
Infineon Technologies AG	282,132	10,130,106
Instone Real Estate Group SE	11,568	98,142
JOST Werke SE	5,539	289,629
Jungheinrich AG, Preference Shares	26,366	823,171
K&S AG	183,300	2,558,731
KION Group AG	24,285	1,227,024
Knorr-Bremse AG	41,406	2,898,834
Koenig & Bauer AG(1)	1,990	22,587
Kontron AG	23,308	537,826
Krones AG	9,364	1,157,765
KSB SE & Co. KGaA	17	11,948
KSB SE & Co. KGaA, Preference Shares	67	41,621
KWS Saat SE & Co. KGaA	1,413	70,970
Lang & Schwarz AG	1,187	13,164
Lanxess AG	59,171	1,495,571
LEG Immobilien SE(1)	19,757	1,455,289
LPKF Laser & Electronics SE(1)	891	8,428
Mercedes-Benz Group AG	138,093	11,003,911
Merck KGaA	13,005	2,212,759
METRO AG	25,406	141,810
MLP SE	3,876	22,355
MorphoSys AG(1)	4,558	321,943
MPH Health Care AG(1)	17	453
MTU Aero Engines AG	14,698	3,535,590
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,580	10,047,063
Mutares SE & Co. KGaA	9,833	372,488
Nabaltec AG	285	4,377
Nagarro SE(1)	2,292	204,027
Nemetschek SE	14,915	1,428,837
New Work SE	663	45,012
Norma Group SE	17,444	264,562

Avantis International Equity ETF
	Shares	Value
Northern Data AG(1)	3,657	$122,781
Patrizia SE	4,727	37,813
Porsche Automobil Holding SE, Preference Shares	54,463	2,911,570
ProSiebenSat.1 Media SE	29,438	193,159
Puma SE	30,945	1,423,266
Qiagen NV(1)	15,354	656,998
Rational AG	671	552,153
Rheinmetall AG	19,863	9,114,268
RTL Group SA	349	12,886
RWE AG	151,054	5,059,908
SAF-Holland SE	47,107	893,316
Salzgitter AG	14,139	362,805
SAP SE, ADR	59,664	11,209,076
Sartorius AG, Preference Shares	5,689	2,154,594
Schaeffler AG, Preference Shares	82,162	598,117
Scout24 SE	4,541	330,197
Secunet Security Networks AG	95	15,525
SGL Carbon SE(1)(2)	20,941	137,460
Siemens AG	63,774	12,625,263
Siemens Energy AG(1)	38,527	591,638
Siemens Healthineers AG(1)	23,876	1,432,953
Siltronic AG	11,230	1,050,513
Sixt SE, Preference Shares	1,073	72,430
SMA Solar Technology AG(1)	8,772	522,961
Stabilus SE	10,897	719,016
Steico SE	2,075	60,426
STO SE & Co. KGaA, Preference Shares	774	125,337
STRATEC SE	521	23,658
Stroeer SE & Co. KGaA	3,977	222,766
Suedzucker AG	15,160	214,431
SUESS MicroTec SE	6,420	266,763
Symrise AG	15,186	1,554,022
TAG Immobilien AG(1)(2)	110,372	1,349,366
TeamViewer SE(1)	60,465	956,512
Technotrans SE	158	3,069
thyssenkrupp AG	219,694	1,123,511
United Internet AG	28,926	700,395
Verbio SE	3,656	74,644
Villeroy & Boch AG, Preference Shares	411	7,998
Volkswagen AG	3,179	500,320
Volkswagen AG, Preference Shares	30,314	4,116,661
Vonovia SE	191,968	5,357,661
Wacker Chemie AG	2,956	323,325
Wacker Neuson SE	17,074	307,400
Washtec AG	1,313	51,647
Wuestenrot & Wuerttembergische AG	3,712	53,885
Zalando SE(1)	44,137	934,084
		282,541,435
Hong Kong — 1.8%
AIA Group Ltd.	1,468,264	11,835,948
ASMPT Ltd.	223,600	2,742,349

Avantis International Equity ETF
	Shares	Value
Bank of East Asia Ltd.	748,705	$935,112
BOC Hong Kong Holdings Ltd.	1,291,000	3,391,727
Bright Smart Securities & Commodities Group Ltd.	368,000	74,167
Budweiser Brewing Co. APAC Ltd.	64,100	103,329
Cafe de Coral Holdings Ltd.	202,000	213,576
Chow Sang Sang Holdings International Ltd.	98,000	120,300
Chuang's Consortium International Ltd.(1)	4,000	217
CITIC Telecom International Holdings Ltd.	227,000	86,391
CK Asset Holdings Ltd.	675,686	3,108,168
CK Hutchison Holdings Ltd.	413,500	2,088,622
CK Infrastructure Holdings Ltd.	105,500	619,391
CK Life Sciences International Holdings, Inc.	60,000	3,628
CLP Holdings Ltd.	565,000	4,701,999
CMBC Capital Holdings Ltd.(1)(2)	73,000	2,790
C-Mer Eye Care Holdings Ltd.(1)	98,000	38,143
Comba Telecom Systems Holdings Ltd.(2)	472,000	36,123
Cowell e Holdings, Inc.(1)(2)	167,000	389,743
Dah Sing Banking Group Ltd.	41,200	26,043
Dah Sing Financial Holdings Ltd.	28,400	59,308
DFI Retail Group Holdings Ltd.	18,700	39,515
Dickson Concepts International Ltd.	15,500	9,247
EC Healthcare	50,000	9,606
E-Commodities Holdings Ltd.	722,000	154,563
Esprit Holdings Ltd.(1)	12,500	399
ESR Group Ltd.	141,459	188,488
First Pacific Co. Ltd.	320,000	128,919
Fosun Tourism Group(1)	58,400	32,328
FSE Lifestyle Services Ltd.	3,000	2,186
Futu Holdings Ltd., ADR(1)	7,586	406,003
Galaxy Entertainment Group Ltd.	78,000	424,692
Giordano International Ltd.	444,000	114,552
Green Future Food Hydrocolloid Marine Science Co. Ltd.(1)	52,000	4,845
Guotai Junan International Holdings Ltd.	520,000	36,451
Hang Lung Group Ltd.	185,000	215,106
Hang Lung Properties Ltd.	671,000	720,193
Hang Seng Bank Ltd.	64,300	732,645
Henderson Land Development Co. Ltd.	290,000	834,418
HK Electric Investments & HK Electric Investments Ltd.	250,000	153,168
HKBN Ltd.	85,500	35,269
HKT Trust & HKT Ltd.	498,000	607,188
Hong Kong & China Gas Co. Ltd.	2,416,990	1,863,526
Hong Kong Exchanges & Clearing Ltd.	75,388	2,321,842
Hong Kong Technology Venture Co. Ltd.(1)	187,000	47,648
Hongkong & Shanghai Hotels Ltd.(1)	7,500	5,178
Hongkong Land Holdings Ltd.	357,600	1,210,753
Hysan Development Co. Ltd.	551,000	900,823
IRC Ltd.(1)(2)	682,500	14,027
Jardine Matheson Holdings Ltd.	65,500	2,749,999
JBM Healthcare Ltd.	1,000	121
Johnson Electric Holdings Ltd.	150,889	205,234
K Wah International Holdings Ltd.	171,000	45,366

Avantis International Equity ETF
	Shares	Value
Karrie International Holdings Ltd.	84,000	$4,902
Kerry Properties Ltd.	160,500	263,742
KRP Development Holdings Ltd.	24,000	2,550
Kwoon Chung Bus Holdings Ltd.(1)	4,000	890
Luk Fook Holdings International Ltd.	117,000	312,844
Man Wah Holdings Ltd.	854,000	552,253
Melco Resorts & Entertainment Ltd., ADR(1)	17,833	137,849
MGM China Holdings Ltd.(1)	74,800	120,879
Modern Dental Group Ltd.	42,000	21,808
MTR Corp. Ltd.	288,286	953,728
Multifield International Holdings Ltd.	6,400	655
New World Development Co. Ltd.(2)	1,629,750	2,047,593
Oriental Watch Holdings	150,000	71,221
Pacific Basin Shipping Ltd.	4,663,000	1,358,829
Pacific Textiles Holdings Ltd.	206,000	32,641
Paliburg Holdings Ltd.(1)	4,000	358
PAX Global Technology Ltd.	82,000	63,456
PC Partner Group Ltd.	120,000	43,635
PCCW Ltd.	521,357	259,526
Perfect Medical Health Management Ltd.	90,000	37,937
Power Assets Holdings Ltd.	291,500	1,749,336
Quam Plus International Financial Ltd.	20,000	530
Sa Sa International Holdings Ltd.(1)(2)	206,000	24,989
Sands China Ltd.(1)	145,200	412,273
SAS Dragon Holdings Ltd.	4,000	1,787
Shangri-La Asia Ltd.(1)	146,000	94,670
Shun Tak Holdings Ltd.(1)	586,000	62,078
Singamas Container Holdings Ltd.	614,000	45,516
Sino Land Co. Ltd.	1,552,647	1,672,102
SITC International Holdings Co. Ltd.	422,000	694,868
SJM Holdings Ltd.(1)(2)	27,000	8,240
SmarTone Telecommunications Holdings Ltd.	39,000	20,165
Stella International Holdings Ltd.	12,000	16,494
Sun Hung Kai & Co. Ltd.	14,000	4,072
Sun Hung Kai Properties Ltd.	219,500	2,208,668
SUNeVision Holdings Ltd.	87,000	29,411
Swire Pacific Ltd., Class A	361,000	2,990,500
Swire Properties Ltd.	184,600	379,716
Symphony Holdings Ltd.	10,000	1,021
Tam Jai International Co. Ltd.	98,000	14,143
Techtronic Industries Co. Ltd.	173,000	1,866,361
Ten Pao Group Holdings Ltd.	36,000	4,534
Theme International Holdings Ltd.(1)(2)	780,000	39,791
Time Interconnect Technology Ltd.	120,000	22,141
United Energy Group Ltd.(2)	2,374,000	145,245
United Laboratories International Holdings Ltd.	670,000	725,655
Upbest Group Ltd.	6,000	538
USPACE Technology Group Ltd.(1)(2)	12,200	3,600
Value Partners Group Ltd.	204,000	44,504
Vitasoy International Holdings Ltd.	62,000	56,434
VTech Holdings Ltd.	70,800	408,981

Avantis International Equity ETF
	Shares	Value
WH Group Ltd.	6,257,978	$3,760,768
Wharf Real Estate Investment Co. Ltd.	219,000	729,298
Wynn Macau Ltd.(1)(2)	107,600	90,759
Xinyi Glass Holdings Ltd.	505,902	514,236
Yue Yuen Industrial Holdings Ltd.	231,000	240,781
		70,162,873
Ireland — 0.5%
AIB Group PLC	688,547	3,196,628
Bank of Ireland Group PLC	420,560	3,672,742
Cairn Homes PLC	220,159	346,612
Dalata Hotel Group PLC	156,012	760,916
FBD Holdings PLC	1,492	20,590
Glanbia PLC	162,025	2,937,551
Glenveagh Properties PLC(1)	330,679	405,051
ICON PLC(1)	2,143	687,089
Kerry Group PLC, A Shares	17,798	1,562,875
Kingspan Group PLC	20,989	1,898,011
Origin Enterprises PLC	43,634	149,360
Permanent TSB Group Holdings PLC(1)	426	722
Smurfit Kappa Group PLC	102,086	4,363,101
Uniphar PLC	43,134	126,625
		20,127,873
Israel — 1.0%
Adgar Investment & Development Ltd.	1,776	2,494
AFI Properties Ltd.(1)	610	28,056
Africa Israel Residences Ltd.	559	36,929
Airport City Ltd.(1)	21,848	369,205
Alony Hetz Properties & Investments Ltd.	41,560	305,179
Altshuler Shaham Finance Ltd.	10,670	17,178
Amot Investments Ltd.	44,571	227,897
Argo Properties NV(1)	596	11,613
Ashdod Refinery Ltd.	2,339	62,424
Ashtrom Group Ltd.	7,062	115,800
Aura Investments Ltd.	35,645	135,901
Azorim-Investment Development & Construction Co. Ltd.(1)	10,263	52,713
Azrieli Group Ltd.	5,218	378,694
Bank Hapoalim BM	354,388	3,394,591
Bank Leumi Le-Israel BM	401,301	3,364,769
Bezeq The Israeli Telecommunication Corp. Ltd.	447,262	604,012
Big Shopping Centers Ltd.(1)	2,317	256,623
Blue Square Real Estate Ltd.	749	52,969
Caesarstone Ltd.(1)	2,230	9,857
Camtek Ltd.(1)	5,110	412,526
Carasso Motors Ltd.	1,112	5,679
Cellcom Israel Ltd.(1)	19,724	86,917
Check Point Software Technologies Ltd.(1)	13,751	2,205,935
Clal Insurance Enterprises Holdings Ltd.(1)	44,584	852,785
CyberArk Software Ltd.(1)	2,153	567,875
Danel Adir Yeoshua Ltd.	2,216	221,362
Delek Automotive Systems Ltd.	20,005	128,916
Delek Group Ltd.	4,173	563,541

Avantis International Equity ETF
	Shares	Value
Delta Galil Ltd.	1,972	$93,063
Elbit Systems Ltd.	3,260	725,141
Elco Ltd.	595	21,616
Electra Ltd.	301	130,712
Energix-Renewable Energies Ltd.	39,842	149,567
Equital Ltd.(1)	2,203	71,189
Fattal Holdings 1998 Ltd.(1)	2,274	310,770
FIBI Holdings Ltd.	5,109	231,054
First International Bank Of Israel Ltd.	9,793	422,754
Formula Systems 1985 Ltd.	800	61,772
Fox Wizel Ltd.	1,913	159,867
G City Ltd.(1)	7,325	23,009
Gav-Yam Lands Corp. Ltd.	3,674	29,053
Gilat Satellite Networks Ltd.(1)	9,536	56,761
Global-e Online Ltd.(1)	7,135	241,662
Harel Insurance Investments & Financial Services Ltd.(1)	20,663	205,470
Hilan Ltd.	2,203	126,374
ICL Group Ltd.	118,429	629,015
IDI Insurance Co. Ltd.	759	25,101
Ilex Medical Ltd.	122	2,213
Inmode Ltd.(1)	27,078	595,716
Inrom Construction Industries Ltd.	17,244	57,853
Isracard Ltd.	92,332	361,502
Israel Corp. Ltd.(1)	899	236,622
Israel Discount Bank Ltd., A Shares	600,107	3,130,998
Isras Investment Co. Ltd.	474	95,539
Ituran Location & Control Ltd.	4,712	123,077
Kamada Ltd.(1)	543	3,459
Kenon Holdings Ltd.	1,670	42,687
Kornit Digital Ltd.(1)	9,076	163,277
M Yochananof & Sons Ltd.	445	22,079
Malam - Team Ltd.	127	1,822
Matrix IT Ltd.	5,627	118,184
Mediterranean Towers Ltd.	3,661	9,945
Melisron Ltd.	7,402	572,433
Menora Mivtachim Holdings Ltd.	5,830	162,996
Migdal Insurance & Financial Holdings Ltd.	97,000	128,166
Mivne Real Estate KD Ltd.	122,642	329,472
Mizrahi Tefahot Bank Ltd.	26,947	1,066,564
Monday.com Ltd.(1)	913	203,608
Nano Dimension Ltd., ADR(1)	75,754	215,899
Naphtha Israel Petroleum Corp. Ltd.(1)	1,311	7,019
Nawi Brothers Ltd.	1,423	10,271
Nice Ltd., ADR(1)	3,302	809,485
Norstar Holdings, Inc.(1)	2,561	7,188
Nova Ltd.(1)	4,833	826,130
Oil Refineries Ltd.	1,178,703	485,345
One Software Technologies Ltd.	6,480	89,028
Partner Communications Co. Ltd.(1)	34,501	168,084
Paz Oil Co. Ltd.	2,501	241,029
Perion Network Ltd.(1)	6,720	153,103

Avantis International Equity ETF
	Shares	Value
Phoenix Holdings Ltd.	23,029	$248,402
Prashkovsky Investments & Construction Ltd.	73	1,881
Priortech Ltd.(1)	1,301	54,814
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,156	71,079
Raval Ics Ltd.	1,209	1,134
Retailors Ltd.	2,297	52,646
Sapiens International Corp. NV	6,456	199,417
Scope Metals Group Ltd.(1)	2,859	93,607
Shapir Engineering & Industry Ltd.	26,376	160,354
Shikun & Binui Ltd.(1)	114,198	305,624
Shufersal Ltd.(1)	602,000	4,289,778
Strauss Group Ltd.(1)	3,660	72,612
Summit Real Estate Holdings Ltd.	5,018	67,184
Tamar Petroleum Ltd.	11,193	60,957
Taro Pharmaceutical Industries Ltd.(1)	711	29,912
Tel Aviv Stock Exchange Ltd.	8,957	63,098
Tera Light Ltd.(1)	1,179	2,580
Teva Pharmaceutical Industries Ltd., ADR(1)	124,169	1,632,822
Tower Semiconductor Ltd.(1)	9,975	328,538
Victory Supermarket Chain Ltd.	131	1,639
Wix.com Ltd.(1)	3,295	461,893
YH Dimri Construction & Development Ltd.	790	62,384
ZIM Integrated Shipping Services Ltd.(2)	154,532	1,840,476
ZUR Shamir Holdings Ltd.	917	1,711
		38,731,725
Italy — 2.6%
A2A SpA	1,323,635	2,405,836
ACEA SpA	10,837	161,035
Amplifon SpA	11,893	397,138
Arnoldo Mondadori Editore SpA	34,065	78,784
Ascopiave SpA	16,797	41,760
Assicurazioni Generali SpA	142,698	3,384,655
Azimut Holding SpA	103,078	2,956,239
Banca Generali SpA(2)	17,607	650,938
Banca IFIS SpA	10,558	191,949
Banca Mediolanum SpA	28,932	311,402
Banca Monte dei Paschi di Siena SpA(1)	84,453	345,697
Banca Popolare di Sondrio SpA	158,457	1,185,857
Banco BPM SpA	712,608	4,148,674
Banco di Desio e della Brianza SpA	1,492	6,582
BFF Bank SpA	85,377	995,885
BPER Banca	837,317	3,361,693
Brembo SpA	19,714	244,000
Brunello Cucinelli SpA	29,636	3,559,116
Buzzi SpA	8,576	289,785
Cairo Communication SpA	443	848
Cementir Holding NV	4,280	43,100
CIR SpA-Compagnie Industriali(1)	60,641	35,594
Credito Emiliano SpA	26,996	258,237
d'Amico International Shipping SA	52,877	363,226
Danieli & C Officine Meccaniche SpA	6,174	206,098

Avantis International Equity ETF
	Shares	Value
Danieli & C Officine Meccaniche SpA, Preference Shares	19,516	$482,588
Davide Campari-Milano NV	4,788	48,551
De' Longhi SpA	9,694	298,355
DiaSorin SpA	963	97,192
Digital Bros SpA(1)(2)	201	1,973
Digital Value SpA(2)	772	48,420
Enav SpA	36,812	129,120
Enel SpA	717,905	4,568,064
Eni SpA, ADR(2)	207,275	6,373,706
ERG SpA	15,011	409,151
Ferrari NV	14,357	6,059,562
Fila SpA	1,437	13,272
Fincantieri SpA(1)(2)	109,421	57,534
FinecoBank Banca Fineco SpA	213,650	2,959,807
Geox SpA(1)(2)	2,210	1,764
Gruppo MutuiOnline SpA(2)	424	15,630
Hera SpA	338,774	1,170,935
Infrastrutture Wireless Italiane SpA	3,592	39,786
Interpump Group SpA	1,856	88,185
Intesa Sanpaolo SpA	2,088,230	6,649,772
Iren SpA	287,186	566,198
Italgas SpA	379,661	2,071,649
Iveco Group NV(1)	168,532	2,075,775
Leonardo SpA	180,587	3,860,976
Maire Tecnimont SpA	87,299	500,948
Mediobanca Banca di Credito Finanziario SpA	95,939	1,306,887
MFE-MediaForEurope NV, Class A	100,942	230,287
MFE-MediaForEurope NV, Class B(2)	20,448	64,559
Moncler SpA	16,304	1,175,627
Nexi SpA(1)	13,406	98,390
OVS SpA	142,984	340,623
Pharmanutra SpA	255	16,446
Piaggio & C SpA	70,264	235,439
Poste Italiane SpA	154,378	1,810,752
Prysmian SpA	27,554	1,375,103
RAI Way SpA	31,867	165,211
Recordati Industria Chimica e Farmaceutica SpA	9,377	524,970
Saipem SpA(1)(2)	814,329	1,479,837
Salcef Group SpA	5,328	130,819
Salvatore Ferragamo SpA(2)	21,307	278,054
Sanlorenzo SpA	2,938	131,285
Saras SpA	226,969	429,037
Sesa SpA	2,126	263,501
Snam SpA	384,018	1,793,937
Sogefi SpA(1)	8,446	28,954
Stellantis NV	324,271	8,482,798
Tamburi Investment Partners SpA	9,359	90,292
Technogym SpA	32,522	309,275
Telecom Italia SpA(1)(2)	743,208	223,443
Tenaris SA, ADR	12,127	426,870
Terna - Rete Elettrica Nazionale	338,637	2,652,883

Avantis International Equity ETF
	Shares	Value
Tod's SpA(1)	1,049	$48,859
UniCredit SpA	408,421	13,679,900
Unieuro SpA(2)	294	2,885
Unipol Gruppo SpA	52,115	419,159
Webuild SpA(2)	207,865	440,939
Wiit SpA(2)	3,107	61,622
		102,931,684
Japan — 22.3%
77 Bank Ltd.	22,700	597,308
A&D HOLON Holdings Co. Ltd.	12,900	207,560
ABC-Mart, Inc.(2)	2,100	36,010
Acom Co. Ltd.	24,300	60,456
Adastria Co. Ltd.(2)	16,300	371,695
ADEKA Corp.	12,900	265,960
Advanced Media, Inc.	2,200	26,162
Advantest Corp.	116,000	5,460,804
Aeon Co. Ltd.(2)	67,000	1,599,756
Aeon Delight Co. Ltd.	9,300	212,499
Aeon Fantasy Co. Ltd.(2)	2,400	37,177
AEON Financial Service Co. Ltd.(2)	32,300	282,065
Aeon Hokkaido Corp.(2)	5,200	30,869
Aeon Mall Co. Ltd.(2)	42,300	493,865
AFC-HD AMS Life Science Co. Ltd.	800	4,792
AGC, Inc.	155,800	5,571,233
Ahresty Corp.(2)	11,400	61,074
Ai Holdings Corp.	3,600	57,015
Aica Kogyo Co. Ltd.	7,400	175,753
Aichi Financial Group, Inc.	5,661	102,462
Aichi Steel Corp.(2)	1,300	31,023
Aida Engineering Ltd.	500	2,875
Ain Holdings, Inc.	12,300	389,460
Air Water, Inc.	34,100	491,998
Aisan Industry Co. Ltd.	24,100	251,610
Aisin Corp.	26,100	985,673
AIT Corp.	2,700	32,376
Aizawa Securities Group Co. Ltd.	300	2,212
Ajinomoto Co., Inc.	94,000	3,457,439
Akatsuki, Inc.	4,600	79,227
Akebono Brake Industry Co. Ltd.(1)	22,500	17,599
Alconix Corp.	8,600	82,524
Alfresa Holdings Corp.	93,400	1,392,879
Alpen Co. Ltd.	3,500	46,270
Alps Alpine Co. Ltd.	65,200	479,303
Altech Corp.	6,300	122,503
Amada Co. Ltd.(2)	49,500	550,349
Amano Corp.	19,500	477,723
Amvis Holdings, Inc.	6,400	106,908
ANA Holdings, Inc.(1)	10,200	222,383
Anycolor, Inc.(1)(2)	2,100	45,736
AOKI Holdings, Inc.	18,900	141,148
Aoyama Trading Co. Ltd.	27,200	296,388

Avantis International Equity ETF
	Shares	Value
Aozora Bank Ltd.(2)	48,000	$881,692
Arakawa Chemical Industries Ltd.	2,700	20,301
Arata Corp.	118,000	2,645,172
ARCLANDS Corp.(2)	28,402	318,996
Arcs Co. Ltd.(2)	12,400	256,175
Arealink Co. Ltd.	900	15,182
Argo Graphics, Inc.	8,300	238,342
Arisawa Manufacturing Co. Ltd.	9,000	69,293
Artience Co. Ltd.	6,800	129,124
As One Corp.	600	20,967
Asahi Co. Ltd.(2)	200	1,759
Asahi Diamond Industrial Co. Ltd.(2)	19,500	118,707
Asahi Group Holdings Ltd.	13,100	448,773
Asahi Intecc Co. Ltd.	2,500	52,034
Asahi Kasei Corp.	462,300	3,216,671
Asahi Yukizai Corp.	9,400	271,060
Asanuma Corp.	7,200	211,407
Asia Pile Holdings Corp.	6,000	31,325
Asics Corp.	32,900	1,400,163
ASKA Pharmaceutical Holdings Co. Ltd.	3,500	48,773
ASKUL Corp.	19,100	268,824
Astellas Pharma, Inc.	180,300	1,970,454
Astena Holdings Co. Ltd.	4,500	14,364
Aucnet, Inc.	3,500	52,530
Autobacs Seven Co. Ltd.	37,000	413,729
Avant Group Corp.	4,100	37,506
Avex, Inc.(2)	6,600	57,440
Awa Bank Ltd.	8,400	152,008
Axell Corp.	2,200	29,709
Axial Retailing, Inc.	5,600	149,318
Azbil Corp.	2,500	73,468
AZ-COM MARUWA Holdings, Inc.	9,200	91,040
Bandai Namco Holdings, Inc.	96,500	1,858,231
Bando Chemical Industries Ltd.	9,000	102,818
Bank of Iwate Ltd.	3,000	53,092
Bank of Nagoya Ltd.	5,900	261,210
Bank of Saga Ltd.	200	2,738
Bank of the Ryukyus Ltd.	12,700	97,627
Base Co. Ltd.	1,300	29,456
BayCurrent Consulting, Inc.	12,900	289,797
Belc Co. Ltd.	4,100	173,943
Bell System24 Holdings, Inc.(2)	15,800	179,297
Belluna Co. Ltd.	13,900	57,547
Benefit One, Inc.	14,700	213,361
BIPROGY, Inc.	17,700	548,168
B-Lot Co. Ltd.	4,300	27,202
BML, Inc.	12,000	225,367
Bourbon Corp.	200	3,137
Bridgestone Corp.	127,700	5,483,760
Brother Industries Ltd.	41,000	687,907
Bunka Shutter Co. Ltd.	19,900	208,955

Avantis International Equity ETF
	Shares	Value
Business Brain Showa-Ota, Inc.	200	$3,059
C Uyemura & Co. Ltd.	2,600	205,850
Calbee, Inc.	26,600	568,513
Canon Electronics, Inc.	6,800	102,466
Canon Marketing Japan, Inc.	4,700	139,982
Canon, Inc., ADR	132,379	3,864,143
Capcom Co. Ltd.	24,700	997,406
Carenet, Inc.(2)	7,400	35,449
Cawachi Ltd.	2,200	40,687
Celsys, Inc.	9,800	53,722
Central Automotive Products Ltd.	1,200	45,005
Central Glass Co. Ltd.	11,900	227,754
Central Japan Railway Co.	33,800	850,066
Central Security Patrols Co. Ltd.	1,000	16,972
Central Sports Co. Ltd.	100	1,641
Charm Care Corp. KK	100	901
Chiba Bank Ltd.	50,100	408,016
Chiba Kogyo Bank Ltd.	35,100	244,244
Chikaranomoto Holdings Co. Ltd.(2)	6,800	73,823
Chilled & Frozen Logistics Holdings Co. Ltd.	100	1,226
Chofu Seisakusho Co. Ltd.	1,200	16,597
Chori Co. Ltd.	4,300	91,545
Chubu Electric Power Co., Inc.	48,500	603,643
Chubu Steel Plate Co. Ltd.	8,500	139,784
Chudenko Corp.	5,700	111,147
Chugai Pharmaceutical Co. Ltd.	78,900	3,151,394
Chugin Financial Group, Inc.	38,900	306,798
Chugoku Electric Power Co., Inc.(2)	3,500	23,579
CI Takiron Corp.	1,900	8,249
Citizen Watch Co. Ltd.(2)	111,000	772,725
CMK Corp.	10,700	44,468
Coca-Cola Bottlers Japan Holdings, Inc.	60,400	798,518
Colowide Co. Ltd.	16,800	251,313
COMSYS Holdings Corp.	9,100	200,862
Comture Corp.	4,500	54,684
Concordia Financial Group Ltd.	188,600	956,170
Cosmo Energy Holdings Co. Ltd.	32,000	1,424,433
Cosmos Pharmaceutical Corp.	1,600	156,349
Cover Corp.(1)	9,900	168,563
Create Restaurants Holdings, Inc.(2)	25,800	180,752
Create SD Holdings Co. Ltd.	12,400	272,570
Credit Saison Co. Ltd.	115,700	2,250,728
Creek & River Co. Ltd.	2,300	29,726
CTI Engineering Co. Ltd.	4,400	171,025
Curves Holdings Co. Ltd.	100	480
CyberAgent, Inc.	203,500	1,428,979
Cybozu, Inc.	10,000	123,871
Dai Nippon Printing Co. Ltd.	18,400	537,447
Dai Nippon Toryo Co. Ltd.	4,100	31,513
Daicel Corp.	84,300	797,299
Dai-Dan Co. Ltd.	3,000	37,217

Avantis International Equity ETF
	Shares	Value
Daido Metal Co. Ltd.	4,400	$16,466
Daido Steel Co. Ltd.	30,300	358,631
Daiei Kankyo Co. Ltd.	6,000	112,549
Daifuku Co. Ltd.	45,200	1,073,211
Daiho Corp.	1,800	37,855
Daiichi Jitsugyo Co. Ltd.	2,100	27,883
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	624
Dai-ichi Life Holdings, Inc.	291,300	6,631,198
Daiichi Sankyo Co. Ltd.	91,300	3,006,866
Daiichikosho Co. Ltd.	11,400	147,488
Daiki Aluminium Industry Co. Ltd.(2)	10,400	82,565
Daikin Industries Ltd.	12,800	1,804,061
Daikoku Denki Co. Ltd.(2)	6,300	169,938
Daikokutenbussan Co. Ltd.	2,100	131,627
Daikyonishikawa Corp.	9,800	49,287
Daio Paper Corp.(2)	13,400	99,363
Daiseki Co. Ltd.	7,180	190,363
Daishi Hokuetsu Financial Group, Inc.	31,700	913,175
Daishinku Corp.	7,400	44,819
Daito Pharmaceutical Co. Ltd.	6,180	85,766
Daito Trust Construction Co. Ltd.	63,000	7,473,747
Daitron Co. Ltd.	900	18,334
Daiwa House Industry Co. Ltd.	47,700	1,377,311
Daiwa Industries Ltd.	300	2,857
Daiwa Securities Group, Inc.	771,700	5,689,505
Daiwabo Holdings Co. Ltd.	55,500	973,041
DCM Holdings Co. Ltd.(2)	18,000	173,251
Dear Life Co. Ltd.	21,400	133,971
DeNA Co. Ltd.	5,200	50,879
Denka Co. Ltd.	48,600	797,161
Densan System Holdings Co. Ltd.	1,700	31,004
Denso Corp.	104,400	1,920,471
Dentsu Group, Inc.	69,000	1,911,693
Dentsu Soken, Inc.	1,000	35,852
Denyo Co. Ltd.	1,300	20,241
Dexerials Corp.	106,900	4,312,960
DIC Corp.	17,600	339,612
Digital Arts, Inc.	1,600	47,383
Digital Information Technologies Corp.	1,900	23,846
Dip Corp.(2)	12,000	210,631
Disco Corp.	9,000	2,932,986
DKS Co. Ltd.	500	11,741
Doshisha Co. Ltd.	3,100	43,574
Doutor Nichires Holdings Co. Ltd.(2)	1,100	15,131
Dowa Holdings Co. Ltd.(2)	20,700	723,291
Dream Incubator, Inc.	1,900	38,598
DTS Corp.	12,200	328,462
Duskin Co. Ltd.	34,800	780,751
DyDo Group Holdings, Inc.	3,200	66,851
Eagle Industry Co. Ltd.	9,500	112,102
East Japan Railway Co.	16,900	999,829

Avantis International Equity ETF
	Shares	Value
Ebara Corp.	42,500	$3,591,764
Ebara Jitsugyo Co. Ltd.	1,300	26,537
Eco's Co. Ltd.	700	10,655
EDION Corp.	24,700	253,448
E-Guardian, Inc.	6,800	62,746
Eiken Chemical Co. Ltd.	12,100	152,403
Eisai Co. Ltd.	17,300	717,616
Eizo Corp.	4,300	148,317
EJ Holdings, Inc.	400	4,578
Elan Corp.	5,000	31,901
Elecom Co. Ltd.	13,200	141,142
Electric Power Development Co. Ltd.	57,000	936,231
Elematec Corp.	6,000	76,289
en Japan, Inc.	8,200	138,452
ENEOS Holdings, Inc.	946,100	4,082,031
Enplas Corp.(2)	4,700	261,964
Eslead Corp.	700	16,258
ESPEC Corp.	1,900	35,517
Exedy Corp.	22,700	457,162
EXEO Group, Inc.	42,900	901,891
Ezaki Glico Co. Ltd.	5,400	160,988
F&M Co. Ltd.	200	2,803
Fancl Corp.	1,400	19,344
FANUC Corp.	60,000	1,748,963
Fast Retailing Co. Ltd.	4,500	1,303,424
FCC Co. Ltd.	21,000	297,236
Feed One Co. Ltd.	6,420	44,193
Ferrotec Holdings Corp.	40,400	808,056
FIDEA Holdings Co. Ltd.	4,040	43,815
FINDEX, Inc.	3,000	22,623
First Bank of Toyama Ltd.	26,200	167,142
FJ Next Holdings Co. Ltd.	3,200	25,426
Food & Life Cos. Ltd.	15,300	303,620
Foster Electric Co. Ltd.	7,900	63,400
FP Corp.	16,600	304,731
France Bed Holdings Co. Ltd.	2,100	18,821
Fudo Tetra Corp.	5,300	75,764
Fuji Co. Ltd.(2)	5,400	68,112
Fuji Corp.	1,800	22,630
Fuji Corp. /Aichi	13,200	227,366
Fuji Electric Co. Ltd.	147,500	8,982,376
Fuji Kyuko Co. Ltd.(2)	1,000	26,632
Fuji Media Holdings, Inc.	13,700	164,084
Fuji Oil Co. Ltd.(2)	37,800	87,044
Fuji Seal International, Inc.	9,300	125,943
Fuji Soft, Inc.	6,600	281,477
Fujibo Holdings, Inc.(2)	2,900	86,660
FUJIFILM Holdings Corp.	16,600	1,057,365
Fujikura Composites, Inc.	11,800	110,835
Fujikura Ltd.	460,300	5,632,693
Fujimori Kogyo Co. Ltd.	4,700	121,903

Avantis International Equity ETF
	Shares	Value
Fujita Kanko, Inc.(1)	4,500	$183,800
Fujitsu Ltd.	25,500	3,984,954
Fujiya Co. Ltd.	3,400	55,928
Fukuda Corp.	300	10,678
Fukui Bank Ltd.	200	2,532
Fukui Computer Holdings, Inc.	3,000	52,923
Fukuoka Financial Group, Inc.	27,100	704,024
Fukushima Galilei Co. Ltd.	1,200	45,698
Fukuyama Transporting Co. Ltd.	7,700	209,628
FULLCAST Holdings Co. Ltd.	3,500	35,960
Funai Soken Holdings, Inc.	10,400	175,029
Furukawa Co. Ltd.	5,800	68,535
Furukawa Electric Co. Ltd.(2)	24,800	491,537
Furuno Electric Co. Ltd.	4,100	62,141
Furyu Corp.	8,900	72,685
Futaba Industrial Co. Ltd.	34,400	246,508
Future Corp.	14,100	158,562
Fuyo General Lease Co. Ltd.	4,000	365,724
G-7 Holdings, Inc.	5,800	53,945
Gakken Holdings Co. Ltd.	13,400	87,530
Gakkyusha Co. Ltd.	2,100	29,576
Gakujo Co. Ltd.	1,300	15,915
Genki Sushi Co. Ltd.	7,300	179,790
Genky DrugStores Co. Ltd.	3,200	143,011
Geo Holdings Corp.	19,000	245,875
Giken Ltd.	3,100	41,803
Glory Ltd.	4,500	87,865
GMO Financial Holdings, Inc.	12,300	59,513
GMO internet group, Inc.	9,100	164,469
GMO Payment Gateway, Inc.	2,100	141,738
GNI Group Ltd.(1)	18,200	440,216
Godo Steel Ltd.	3,400	135,467
Goldcrest Co. Ltd.	4,400	67,142
Goldwin, Inc.	2,800	162,433
GS Yuasa Corp.	27,500	517,974
GSI Creos Corp.	1,600	25,811
G-Tekt Corp.	10,900	148,782
GungHo Online Entertainment, Inc.	21,300	309,457
Gunma Bank Ltd.	219,500	1,185,030
Gunze Ltd.	4,900	183,837
H.U. Group Holdings, Inc.(2)	30,300	518,972
H2O Retailing Corp.	56,500	660,414
Hachijuni Bank Ltd.	150,900	925,003
Hagiwara Electric Holdings Co. Ltd.	4,000	130,430
Hakudo Co. Ltd.	600	10,311
Hakuhodo DY Holdings, Inc.	77,400	720,493
Halows Co. Ltd.	800	24,686
Hamakyorex Co. Ltd.	3,900	98,472
Hamamatsu Photonics KK	21,400	769,375
Hankyu Hanshin Holdings, Inc.	144,400	4,164,154
Hanwa Co. Ltd.	17,400	662,013

Avantis International Equity ETF
	Shares	Value
Happinet Corp.	8,900	$188,098
Haseko Corp.	24,200	299,417
Hazama Ando Corp.(2)	78,300	646,128
Heiwa Corp.	26,300	363,028
Heiwa Real Estate Co. Ltd.	11,100	290,718
Heiwado Co. Ltd.	15,700	215,597
Hibiya Engineering Ltd.	1,500	25,410
Hikari Tsushin, Inc.	2,000	362,121
HI-LEX Corp.	5,300	60,256
Hino Motors Ltd.(1)	98,600	328,414
Hioki EE Corp.	800	36,117
Hirogin Holdings, Inc.	83,900	599,272
Hirose Electric Co. Ltd.	1,900	202,204
HIS Co. Ltd.(1)(2)	20,800	237,947
Hisamitsu Pharmaceutical Co., Inc.(2)	1,500	38,763
Hitachi Construction Machinery Co. Ltd.	17,000	492,008
Hitachi Ltd.	96,700	8,192,473
Hitachi Zosen Corp.	88,900	731,179
Hochiki Corp.	300	4,432
Hodogaya Chemical Co. Ltd.	500	12,377
Hogy Medical Co. Ltd.	2,000	48,236
Hokkaido Electric Power Co., Inc.	78,500	359,003
Hokkoku Financial Holdings, Inc.	87,700	2,834,710
Hokuetsu Corp.(2)	27,300	270,780
Hokuetsu Industries Co. Ltd.	1,500	23,947
Hokuhoku Financial Group, Inc.	39,500	455,690
Hokuriku Electric Power Co.(1)	38,200	184,781
Hokuto Corp.	3,900	46,868
Honda Motor Co. Ltd., ADR	294,561	10,483,426
Honeys Holdings Co. Ltd.	5,800	64,490
Hoosiers Holdings Co. Ltd.	4,500	33,026
Horiba Ltd.	12,600	1,231,697
Hoshizaki Corp.	3,800	129,708
Hosiden Corp.	23,200	301,381
Hosokawa Micron Corp.	4,600	145,720
Hotland Co. Ltd.	3,300	41,163
House Foods Group, Inc.	2,300	48,198
Hoya Corp.	27,956	3,649,293
HS Holdings Co. Ltd.	7,600	51,077
Hulic Co. Ltd.	177,800	1,774,079
Hyakugo Bank Ltd.	93,900	415,010
Hyakujushi Bank Ltd.	9,300	174,738
Ibiden Co. Ltd.	63,800	2,953,108
Ichigo, Inc.(2)	1,600	4,173
Ichinen Holdings Co. Ltd.	5,600	62,899
Idec Corp.	61,800	1,175,439
Idemitsu Kosan Co. Ltd.	763,500	4,828,020
IDOM, Inc.(2)	38,600	233,598
IHI Corp.	41,800	921,975
Iida Group Holdings Co. Ltd.	16,100	207,753
Iino Kaiun Kaisha Ltd.	46,900	401,543

Avantis International Equity ETF
	Shares	Value
I'll, Inc.	2,800	$72,361
i-mobile Co. Ltd.	600	1,812
Inaba Denki Sangyo Co. Ltd.	17,700	418,198
Inabata & Co. Ltd.	10,400	222,042
Ines Corp.	500	5,260
Infocom Corp.	3,500	53,630
INFRONEER Holdings, Inc.	49,248	505,171
Innotech Corp.	2,000	27,181
Inpex Corp.	345,600	4,606,402
Insource Co. Ltd.	10,000	58,975
Intage Holdings, Inc.(2)	1,600	20,865
Integrated Design & Engineering Holdings Co. Ltd.	5,200	127,979
Internet Initiative Japan, Inc.	20,800	386,556
Inui Global Logistics Co. Ltd.(2)	7,900	53,495
Iriso Electronics Co. Ltd.	6,200	125,706
I'rom Group Co. Ltd.	2,600	32,432
Iseki & Co. Ltd.	2,600	17,387
Isetan Mitsukoshi Holdings Ltd.	47,300	668,212
Ishihara Sangyo Kaisha Ltd.	7,300	72,620
Istyle, Inc.(1)	16,000	50,917
Isuzu Motors Ltd.	297,300	4,242,152
Itfor, Inc.	1,800	17,082
Ito En Ltd.	1,800	50,091
ITOCHU Corp.(2)	156,100	6,781,129
Itochu Enex Co. Ltd.	18,000	183,806
Itochu-Shokuhin Co. Ltd.	400	20,200
Itoham Yonekyu Holdings, Inc.	3,600	98,690
Itoki Corp.	24,300	266,831
IwaiCosmo Holdings, Inc.	6,900	104,496
Iwatani Corp.	11,300	561,701
Iyogin Holdings, Inc.	127,300	955,572
Izumi Co. Ltd.(2)	19,300	447,026
J Front Retailing Co. Ltd.(2)	121,200	1,203,444
J Trust Co. Ltd.	26,900	75,229
JAC Recruitment Co. Ltd.	16,800	86,235
Jaccs Co. Ltd.	6,100	222,777
JAFCO Group Co. Ltd.(2)	25,400	305,339
Japan Airlines Co. Ltd.	52,200	974,896
Japan Airport Terminal Co. Ltd.	1,100	43,322
Japan Aviation Electronics Industry Ltd.(2)	21,600	382,248
Japan Display, Inc.(1)	9,900	1,390
Japan Electronic Materials Corp.	600	10,124
Japan Elevator Service Holdings Co. Ltd.	11,100	178,681
Japan Exchange Group, Inc.	55,900	1,463,551
Japan Lifeline Co. Ltd.	36,800	322,197
Japan Material Co. Ltd.	7,800	132,879
Japan Petroleum Exploration Co. Ltd.	19,400	787,840
Japan Post Bank Co. Ltd.	26,500	282,562
Japan Post Holdings Co. Ltd.	486,800	4,698,195
Japan Post Insurance Co. Ltd.	40,000	737,208
Japan Pulp & Paper Co. Ltd.	4,200	144,238

Avantis International Equity ETF
	Shares	Value
Japan Securities Finance Co. Ltd.	16,300	$177,339
Japan Steel Works Ltd.	800	14,603
Japan Wool Textile Co. Ltd.	12,500	114,770
JBCC Holdings, Inc.	5,900	141,652
JCU Corp.	1,900	54,459
JDC Corp.	9,600	33,538
Jeol Ltd.	14,600	649,419
JFE Holdings, Inc.	339,000	5,559,704
JGC Holdings Corp.(2)	59,900	545,625
JINS Holdings, Inc.	5,700	156,724
JINUSHI Co. Ltd.	600	8,765
JM Holdings Co. Ltd.	2,400	41,780
J-Oil Mills, Inc.	5,900	76,955
Joshin Denki Co. Ltd.	6,100	95,386
Joyful Honda Co. Ltd.	10,400	144,936
JP-Holdings, Inc.	17,000	51,812
JSB Co. Ltd.	7,200	130,893
JSP Corp.	2,500	37,348
JSR Corp.	53,700	1,442,792
JTEKT Corp.	63,700	594,468
JTOWER, Inc.(1)(2)	1,600	51,729
Juroku Financial Group, Inc.	20,100	596,938
Justsystems Corp.	15,800	283,358
JVCKenwood Corp.	153,400	851,385
Kadokawa Corp.(2)	3,800	72,556
Kaga Electronics Co. Ltd.	11,100	493,308
Kajima Corp.	303,300	5,630,913
Kakaku.com, Inc.	12,100	138,990
Kakiyasu Honten Co. Ltd.	1,100	19,589
Kamei Corp.	5,100	64,572
Kamigumi Co. Ltd.	22,600	529,156
Kanamoto Co. Ltd.	18,300	350,926
Kandenko Co. Ltd.	60,800	693,976
Kaneka Corp.	7,800	187,526
Kanematsu Corp.	217,700	3,473,689
Kansai Electric Power Co., Inc.	80,900	1,034,621
Kansai Paint Co. Ltd.	7,000	101,602
Kanto Denka Kogyo Co. Ltd.	21,300	129,285
Kao Corp.	34,600	1,309,195
Kato Sangyo Co. Ltd.	17,000	550,647
Kawada Technologies, Inc.	1,000	60,141
Kawasaki Heavy Industries Ltd.	61,400	1,698,114
Kawasaki Kisen Kaisha Ltd.(2)	30,100	1,436,703
KDDI Corp.	260,700	7,881,420
KeePer Technical Laboratory Co. Ltd.	2,200	94,494
Keihan Holdings Co. Ltd.	2,900	67,109
Keihanshin Building Co. Ltd.	7,800	78,130
Keikyu Corp.	37,000	328,640
Keio Corp.	1,800	50,527
Keisei Electric Railway Co. Ltd.	3,400	158,851
Keiyo Bank Ltd.	43,200	216,672

Avantis International Equity ETF
	Shares	Value
Kewpie Corp.	9,500	$176,708
Keyence Corp.	10,300	4,827,152
KFC Holdings Japan Ltd.	1,300	36,739
KH Neochem Co. Ltd.	17,600	264,870
Kibun Foods, Inc.	700	5,859
Kikkoman Corp.	6,900	451,956
Kinden Corp.	8,500	144,919
Kintetsu Group Holdings Co. Ltd.	48,400	1,488,526
Kirin Holdings Co. Ltd.	70,000	973,149
Kissei Pharmaceutical Co. Ltd.	3,100	70,314
Kitz Corp.	28,800	242,019
Kiyo Bank Ltd.	20,100	250,135
Koa Corp.	8,900	90,512
Kobayashi Pharmaceutical Co. Ltd.	600	23,937
Kobe Bussan Co. Ltd.	16,800	452,313
Kobe Steel Ltd.(2)	207,000	2,839,202
Koei Tecmo Holdings Co. Ltd.	4,200	52,579
Kohnan Shoji Co. Ltd.(2)	93,400	2,623,085
Koito Manufacturing Co. Ltd.	8,600	109,014
Kojima Co. Ltd.(2)	8,100	39,486
Kokuyo Co. Ltd.	11,300	178,745
Komatsu Ltd.	149,900	4,351,308
KOMEDA Holdings Co. Ltd.	8,700	158,519
Komeri Co. Ltd.	16,200	377,188
Komori Corp.	11,000	94,428
Konami Group Corp.	10,800	726,812
Konica Minolta, Inc.(1)	396,800	1,310,111
Konishi Co. Ltd.	10,600	103,195
Konoike Transport Co. Ltd.	9,400	116,631
Konoshima Chemical Co. Ltd.	2,200	22,570
Kose Corp.	500	27,813
Koshidaka Holdings Co. Ltd.(2)	29,300	182,991
Kotobuki Spirits Co. Ltd.	1,000	13,386
KPP Group Holdings Co. Ltd.	17,700	76,459
Krosaki Harima Corp.	600	58,242
K's Holdings Corp.	43,800	379,417
Kubota Corp.	98,200	1,441,222
Kumagai Gumi Co. Ltd.	35,900	947,526
Kurabo Industries Ltd.	2,700	57,366
Kuraray Co. Ltd.	83,300	841,466
Kureha Corp.	11,400	204,077
Kurita Water Industries Ltd.	22,000	896,613
Kuriyama Holdings Corp.	2,200	17,018
Kusuri No. Aoki Holdings Co. Ltd.	25,200	528,871
KYB Corp.	12,600	433,103
Kyocera Corp.	58,400	861,896
Kyoei Steel Ltd.	2,900	47,069
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,100	118,196
Kyokuyo Co. Ltd.	1,200	28,546
Kyorin Pharmaceutical Co. Ltd.	900	10,695
Kyoritsu Maintenance Co. Ltd.	10,000	422,577

Avantis International Equity ETF
	Shares	Value
Kyoto Financial Group, Inc.	17,200	$300,684
Kyowa Kirin Co. Ltd.	16,900	334,675
Kyudenko Corp.	18,300	711,878
Kyushu Electric Power Co., Inc.(1)	51,300	418,486
Kyushu Financial Group, Inc.	104,200	785,600
Kyushu Leasing Service Co. Ltd.	1,400	14,599
Kyushu Railway Co.	15,600	358,601
Lasertec Corp.	4,600	1,234,262
Lawson, Inc.	7,600	520,480
Leopalace21 Corp.(1)	144,400	442,922
Life Corp.	9,600	246,898
Lifedrink Co., Inc.	3,600	112,207
Lintec Corp.	6,500	131,831
Lion Corp.	11,600	102,105
LITALICO, Inc.	4,000	59,178
Lixil Corp.	27,400	351,416
LY Corp.	77,800	215,046
M&A Capital Partners Co. Ltd.	1,800	32,049
M3, Inc.	32,100	461,702
Mabuchi Motor Co. Ltd.	5,200	94,934
Macbee Planet, Inc.	500	62,290
Macnica Holdings, Inc.	35,800	1,981,637
Makino Milling Machine Co. Ltd.	95,500	3,729,232
Makita Corp.	13,600	355,833
Management Solutions Co. Ltd.	3,000	60,634
MarkLines Co. Ltd.	1,900	41,143
Marubeni Corp.	420,600	6,970,182
Marubun Corp.	10,300	103,986
Marudai Food Co. Ltd.	1,500	16,647
Maruha Nichiro Corp.	24,600	484,815
Marui Group Co. Ltd.(2)	38,000	619,765
Maruichi Steel Tube Ltd.	12,800	335,069
MARUKA FURUSATO Corp.	34,300	517,347
Marusan Securities Co. Ltd.	7,700	53,591
Maruwa Co. Ltd.	3,700	845,050
Maruzen Showa Unyu Co. Ltd.	4,300	127,824
Matsuda Sangyo Co. Ltd.	2,800	43,778
Matsui Securities Co. Ltd.	19,000	107,929
MatsukiyoCocokara & Co.	15,660	259,693
Max Co. Ltd.	3,700	78,782
Maxell Ltd.	22,400	232,876
Maxvalu Tokai Co. Ltd.	700	13,875
Mazda Motor Corp.	374,000	4,343,079
McDonald's Holdings Co. Japan Ltd.	8,600	399,984
MCJ Co. Ltd.	33,500	305,086
Mebuki Financial Group, Inc.	1,100,100	3,439,188
Medipal Holdings Corp.	31,600	477,786
MedPeer, Inc.	100	518
Megachips Corp.	7,500	209,589
Megmilk Snow Brand Co. Ltd.	25,300	379,433
Meidensha Corp.	16,400	290,683

Avantis International Equity ETF
	Shares	Value
MEIJI Holdings Co. Ltd.	205,400	$4,622,459
Meiko Electronics Co. Ltd.	51,400	1,687,432
Meisei Industrial Co. Ltd.	8,500	70,638
MEITEC Group Holdings, Inc.	34,600	700,619
Meiwa Corp.	3,300	14,822
Menicon Co. Ltd.	17,700	209,967
Mercari, Inc.(1)	2,300	31,471
Micronics Japan Co. Ltd.	17,800	897,956
Mie Kotsu Group Holdings, Inc.	8,000	32,211
Milbon Co. Ltd.	1,400	30,164
Mimasu Semiconductor Industry Co. Ltd.	19,100	406,843
MINEBEA MITSUMI, Inc.	262,300	5,439,206
Mirait One Corp.	36,300	452,467
Mirarth Holdings, Inc.	16,000	52,146
Miroku Jyoho Service Co. Ltd.	5,500	70,584
MISUMI Group, Inc.	36,300	554,815
Mito Securities Co. Ltd.	2,600	8,614
Mitsuba Corp.	16,900	164,549
Mitsubishi Chemical Group Corp.	903,800	5,186,310
Mitsubishi Corp.	423,600	9,086,023
Mitsubishi Electric Corp.	154,800	2,465,651
Mitsubishi Estate Co. Ltd.	38,100	583,176
Mitsubishi Gas Chemical Co., Inc.	14,500	236,338
Mitsubishi HC Capital, Inc.	312,540	2,159,595
Mitsubishi Heavy Industries Ltd.	56,700	4,487,629
Mitsubishi Logisnext Co. Ltd.	15,500	171,678
Mitsubishi Logistics Corp.	97,900	3,005,987
Mitsubishi Materials Corp.	42,600	745,807
Mitsubishi Motors Corp.	230,700	712,467
Mitsubishi Pencil Co. Ltd.	6,600	104,668
Mitsubishi Research Institute, Inc.	3,300	111,117
Mitsubishi Shokuhin Co. Ltd.	9,200	330,714
Mitsubishi UFJ Financial Group, Inc., ADR	1,339,289	13,754,498
Mitsui & Co. Ltd.	14,800	650,054
Mitsui Chemicals, Inc.	121,600	3,372,228
Mitsui E&S Co. Ltd.	20,000	247,093
Mitsui Fudosan Co. Ltd.	150,900	4,096,461
Mitsui High-Tec, Inc.	2,500	140,562
Mitsui Matsushima Holdings Co. Ltd.(2)	5,300	111,304
Mitsui Mining & Smelting Co. Ltd.	70,000	2,063,816
Mitsui OSK Lines Ltd.(2)	146,400	5,013,610
Mitsui-Soko Holdings Co. Ltd.	87,600	2,754,212
Miura Co. Ltd.	5,000	106,730
MIXI, Inc.	16,600	273,520
Miyaji Engineering Group, Inc.	7,500	208,848
Miyazaki Bank Ltd.	4,600	87,195
Mizuho Financial Group, Inc., ADR(2)	1,644,641	6,183,850
Mizuho Leasing Co. Ltd.	20,400	749,745
Mizuho Medy Co. Ltd.(2)	3,800	84,407
Mizuno Corp.	4,400	154,713
Mochida Pharmaceutical Co. Ltd.	2,300	50,187

Avantis International Equity ETF
	Shares	Value
Modec, Inc.	12,400	$252,743
Monex Group, Inc.	51,100	315,070
Monogatari Corp.	36,600	1,142,749
MonotaRO Co. Ltd.	10,400	99,475
Morinaga & Co. Ltd.	25,800	462,503
Morinaga Milk Industry Co. Ltd.	37,000	766,094
Morita Holdings Corp.	6,300	66,728
MS&AD Insurance Group Holdings, Inc.	146,900	7,340,920
Mugen Estate Co. Ltd.	9,200	86,036
Murata Manufacturing Co. Ltd.	177,600	3,578,993
Musashi Seimitsu Industry Co. Ltd.	17,900	200,027
Musashino Bank Ltd.	11,200	217,093
Nachi-Fujikoshi Corp.	4,100	93,983
Nafco Co. Ltd.	3,500	58,877
Nagase & Co. Ltd.	17,800	296,327
Nagawa Co. Ltd.	600	29,559
Nagoya Railroad Co. Ltd.	50,700	723,665
Nakayama Steel Works Ltd.(2)	3,300	20,628
Namura Shipbuilding Co. Ltd.	38,900	541,553
Nankai Electric Railway Co. Ltd.	24,200	472,649
Nanto Bank Ltd.	10,100	193,326
NEC Capital Solutions Ltd.	4,400	112,442
NEC Corp.	76,600	5,170,286
NEC Networks & System Integration Corp.	4,200	68,758
NET One Systems Co. Ltd.	29,300	508,471
Neturen Co. Ltd.	4,800	33,671
Nexon Co. Ltd.	14,300	232,242
Nextage Co. Ltd.(2)	21,000	343,026
NGK Insulators Ltd.	53,000	692,135
NH Foods Ltd.(2)	25,000	873,769
NHK Spring Co. Ltd.	169,700	1,631,842
Nichias Corp.	23,500	617,773
Nichicon Corp.	18,900	154,848
Nichiha Corp.	8,500	197,310
Nichirei Corp.	36,900	923,510
Nichireki Co. Ltd.	7,900	126,325
Nichirin Co. Ltd.	2,400	60,290
NIDEC Corp.	6,218	235,965
Nifco, Inc.	17,500	422,456
Nihon Dempa Kogyo Co. Ltd.	13,000	126,478
Nihon M&A Center Holdings, Inc.	9,500	63,713
Nihon Parkerizing Co. Ltd.	7,500	62,795
Nikkiso Co. Ltd.	16,300	136,490
Nikkon Holdings Co. Ltd.	21,900	450,098
Nikon Corp.	17,700	175,237
Nintendo Co. Ltd.	111,700	6,241,821
Nippn Corp.	9,500	150,738
Nippon Carbon Co. Ltd.	3,300	115,061
Nippon Chemical Industrial Co. Ltd.	500	8,257
Nippon Chemi-Con Corp.(1)	4,300	39,290
Nippon Coke & Engineering Co. Ltd.(1)	116,900	95,962

Avantis International Equity ETF
	Shares	Value
Nippon Denko Co. Ltd.	30,600	$61,323
Nippon Densetsu Kogyo Co. Ltd.	11,200	151,314
Nippon Electric Glass Co. Ltd.	26,700	644,977
NIPPON EXPRESS HOLDINGS, Inc.	42,500	2,246,831
Nippon Gas Co. Ltd.	11,000	172,023
Nippon Kayaku Co. Ltd.	26,900	231,493
Nippon Light Metal Holdings Co. Ltd.	22,920	264,443
Nippon Paint Holdings Co. Ltd.	3,500	26,001
Nippon Paper Industries Co. Ltd.(1)	23,500	179,131
Nippon Parking Development Co. Ltd.(2)	50,500	63,080
Nippon Pillar Packing Co. Ltd.	11,300	416,228
Nippon Road Co. Ltd.	9,500	128,339
Nippon Sanso Holdings Corp.	5,000	145,017
Nippon Seiki Co. Ltd.	9,400	97,282
Nippon Seisen Co. Ltd.	500	20,855
Nippon Sheet Glass Co. Ltd.(1)	55,800	197,153
Nippon Shinyaku Co. Ltd.	2,600	82,596
Nippon Shokubai Co. Ltd.	6,800	254,913
Nippon Soda Co. Ltd.	6,800	278,859
Nippon Steel Corp.(2)	296,600	7,360,319
Nippon Telegraph & Telephone Corp.	4,120,700	5,011,453
Nippon Television Holdings, Inc.	16,300	230,830
Nippon Thompson Co. Ltd.	12,000	52,390
Nippon Yakin Kogyo Co. Ltd.	3,800	119,355
Nippon Yusen KK	202,700	6,455,275
Nipro Corp.	68,700	567,974
Nishimatsu Construction Co. Ltd.	4,800	145,512
Nishimoto Co. Ltd.	1,700	70,792
Nishi-Nippon Financial Holdings, Inc.	45,700	578,025
Nishi-Nippon Railroad Co. Ltd.	14,700	236,355
Nishio Holdings Co. Ltd.	12,100	314,191
Nissan Chemical Corp.	14,100	589,759
Nissan Motor Co. Ltd.(2)	443,500	1,747,242
Nissan Shatai Co. Ltd.	9,000	57,880
Nissei ASB Machine Co. Ltd.	1,000	30,491
Nissha Co. Ltd.	6,700	67,066
Nisshin Oillio Group Ltd.	18,200	633,322
Nisshin Seifun Group, Inc.	12,700	175,613
Nisshinbo Holdings, Inc.	35,900	300,524
Nissin Corp.	3,800	71,960
Nissin Foods Holdings Co. Ltd.	8,700	253,591
Nisso Holdings Co. Ltd.	100	554
Nissui Corp.	121,000	770,066
Niterra Co. Ltd.	67,300	2,043,140
Nitori Holdings Co. Ltd.	4,500	661,906
Nitta Corp.	2,800	70,078
Nittetsu Mining Co. Ltd.	5,800	194,023
Nitto Boseki Co. Ltd.(2)	3,900	145,656
Nitto Denko Corp.	90,500	8,320,928
Nittoc Construction Co. Ltd.	2,600	20,082
Noevir Holdings Co. Ltd.	800	27,877

Avantis International Equity ETF
	Shares	Value
NOF Corp.	3,800	$170,868
Nohmi Bosai Ltd.	3,100	45,897
Nojima Corp.	27,900	313,843
NOK Corp.(2)	39,800	564,231
Nomura Co. Ltd.(2)	8,600	48,990
Nomura Micro Science Co. Ltd.	2,800	358,658
Noritake Co. Ltd.	2,400	133,996
Noritsu Koki Co. Ltd.	12,500	268,201
Noritz Corp.	10,800	121,383
North Pacific Bank Ltd.	126,900	338,652
NPR-RIKEN Corp.	6,300	126,661
NS Solutions Corp.	300	10,040
NS United Kaiun Kaisha Ltd.	4,100	145,366
NSD Co. Ltd.	8,100	154,535
NSK Ltd.	44,800	245,928
NTN Corp.(2)	224,100	476,435
NTT Data Group Corp.	185,800	3,026,143
Obayashi Corp.	313,800	3,038,035
Obic Co. Ltd.	3,500	548,114
Odakyu Electric Railway Co. Ltd.	108,200	1,521,251
Ogaki Kyoritsu Bank Ltd.	4,800	68,333
Ohsho Food Service Corp.	400	20,941
Oiles Corp.	900	12,380
Oisix ra daichi, Inc.(1)(2)	9,600	88,729
Oji Holdings Corp.	199,300	780,496
Okamoto Industries, Inc.	300	9,714
Okamoto Machine Tool Works Ltd.	1,800	76,422
Okamura Corp.	12,200	178,247
Okasan Securities Group, Inc.(2)	31,200	162,596
Oki Electric Industry Co. Ltd.	13,600	97,380
Okinawa Cellular Telephone Co.	8,300	199,693
Okinawa Financial Group, Inc.	3,700	64,207
Okumura Corp.	55,600	1,890,299
Okura Industrial Co. Ltd.	1,700	36,917
Olympus Corp.	144,200	2,051,805
Omron Corp.	6,600	245,406
Ono Pharmaceutical Co. Ltd.	75,800	1,255,218
Onoken Co. Ltd.	1,400	16,907
Onward Holdings Co. Ltd.	67,700	231,837
Open House Group Co. Ltd.	19,000	600,051
Optorun Co. Ltd.	10,600	144,242
Oracle Corp.	2,200	168,682
Organo Corp.	5,900	303,239
Orient Corp.	7,520	53,634
Oriental Land Co. Ltd.	47,200	1,691,657
Oriental Shiraishi Corp.	61,100	161,908
ORIX Corp., ADR	60,064	6,319,333
Oro Co. Ltd.	900	16,596
Osaka Gas Co. Ltd.	17,100	341,258
Osaka Organic Chemical Industry Ltd.	1,800	39,645
Osaka Steel Co. Ltd.	2,100	31,718

Avantis International Equity ETF
	Shares	Value
OSAKA Titanium Technologies Co. Ltd.(2)	12,600	$224,299
Osaki Electric Co. Ltd.	2,200	9,756
OSG Corp.	25,100	352,329
Otsuka Corp.	12,900	567,233
Otsuka Holdings Co. Ltd.	14,200	576,186
Outsourcing, Inc.(1)(2)	26,500	310,218
Pacific Industrial Co. Ltd.	24,800	250,485
Pack Corp.	2,400	56,197
PAL GROUP Holdings Co. Ltd.(2)	29,200	444,003
PALTAC Corp.	8,700	243,345
Pan Pacific International Holdings Corp.	131,600	3,102,410
Panasonic Holdings Corp.	430,300	4,067,897
Paramount Bed Holdings Co. Ltd.	17,500	291,615
Park24 Co. Ltd.(1)	37,200	441,896
Pasona Group, Inc.	7,000	134,113
PCA Corp.	300	3,348
Pegasus Co. Ltd.	4,300	12,924
Penta-Ocean Construction Co. Ltd.	231,900	1,201,438
PeptiDream, Inc.(1)	20,800	219,408
Persol Holdings Co. Ltd.	278,000	402,797
Pigeon Corp.	1,300	13,236
Pilot Corp.	6,400	170,344
Piolax, Inc.	7,700	144,020
Plus Alpha Consulting Co. Ltd.	3,200	54,119
Pola Orbis Holdings, Inc.	1,700	16,971
Pole To Win Holdings, Inc.	2,400	8,211
Premium Group Co. Ltd.	9,200	115,922
Press Kogyo Co. Ltd.	53,200	239,270
Prestige International, Inc.	21,900	94,032
Prima Meat Packers Ltd.	10,300	155,720
Procrea Holdings, Inc.	6,200	78,280
Qol Holdings Co. Ltd.	5,400	59,432
Quick Co. Ltd.	1,500	24,655
Raito Kogyo Co. Ltd.	18,300	232,903
Raiznext Corp.	5,200	79,357
Rakus Co. Ltd.	5,200	82,266
Rakuten Group, Inc.(1)	77,500	424,775
Rasa Industries Ltd.	1,100	17,898
Recruit Holdings Co. Ltd.	126,100	5,086,349
Relo Group, Inc.	86,000	692,762
Remixpoint, Inc.	26,200	30,140
Renesas Electronics Corp.	139,300	2,301,665
Renewable Japan Co. Ltd.(1)(2)	9,000	61,716
Rengo Co. Ltd.	77,200	515,112
Resona Holdings, Inc.	741,156	4,044,944
Resonac Holdings Corp.	33,700	814,369
Resorttrust, Inc.	43,600	751,988
Restar Holdings Corp.	3,300	67,117
Retail Partners Co. Ltd.(2)	4,500	52,569
Ricoh Co. Ltd.	345,200	2,875,146
Ricoh Leasing Co. Ltd.	8,300	286,161

Avantis International Equity ETF
	Shares	Value
Riken Keiki Co. Ltd.	800	$41,084
Riken Technos Corp.	2,700	17,675
Riken Vitamin Co. Ltd.	2,800	47,344
Rinnai Corp.	7,800	181,491
Riso Kagaku Corp.	200	4,398
Riso Kyoiku Co. Ltd.(2)	35,300	51,635
Rohm Co. Ltd.	44,400	756,429
Rohto Pharmaceutical Co. Ltd.	90,500	1,840,588
Roland DG Corp.	3,300	110,503
Round One Corp.	120,500	562,970
Royal Holdings Co. Ltd.	7,900	128,489
RPA Holdings, Inc.(1)	100	173
Ryobi Ltd.	21,200	356,664
RYODEN Corp.	4,400	77,182
Ryohin Keikaku Co. Ltd.(2)	112,300	1,774,476
Ryosan Co. Ltd.	9,800	352,845
S Foods, Inc.	11,500	239,887
Sakai Chemical Industry Co. Ltd.	2,500	33,343
Sakai Moving Service Co. Ltd.	7,800	135,584
Sakata INX Corp.	6,000	57,934
Sakura Internet, Inc.(2)	16,100	694,707
Sala Corp.	20,800	110,305
San Holdings, Inc.	800	5,572
San ju San Financial Group, Inc.	300	3,966
San-A Co. Ltd.	1,700	52,268
San-Ai Obbli Co. Ltd.	34,500	452,647
Sangetsu Corp.	30,800	724,816
San-In Godo Bank Ltd.	49,700	381,387
Sanki Engineering Co. Ltd.	8,600	114,518
Sankyo Co. Ltd.(2)	338,000	3,861,186
Sankyu, Inc.	18,500	654,166
Sanoh Industrial Co. Ltd.	15,600	110,433
Santen Pharmaceutical Co. Ltd.	49,900	494,549
Sanwa Holdings Corp.	138,200	2,453,019
Sanyo Chemical Industries Ltd.	1,800	51,100
Sanyo Denki Co. Ltd.	3,700	165,608
Sanyo Electric Railway Co. Ltd.	2,700	38,337
Sanyo Shokai Ltd.(2)	3,000	50,925
Sanyo Special Steel Co. Ltd.	5,000	75,364
Sanyo Trading Co. Ltd.	100	901
Sato Holdings Corp.	5,800	86,928
Sawai Group Holdings Co. Ltd.	14,000	535,990
SB Technology Corp.	3,000	42,855
SBI Holdings, Inc.	118,200	3,182,424
SBS Holdings, Inc.	7,300	116,854
SCREEN Holdings Co. Ltd.	60,100	7,546,982
Scroll Corp.	10,100	63,453
SCSK Corp.	21,800	402,093
SEC Carbon Ltd.	2,500	46,015
Secom Co. Ltd.	12,000	875,666
Sega Sammy Holdings, Inc.	49,500	621,427

Avantis International Equity ETF
	Shares	Value
Seibu Holdings, Inc.	42,700	$617,364
Seika Corp.	600	12,593
Seiko Epson Corp.	59,700	966,399
Seiko Group Corp.	19,700	458,294
Seino Holdings Co. Ltd.	53,100	751,622
Seiren Co. Ltd.	19,600	335,977
Sekisui Chemical Co. Ltd.	298,400	4,207,280
Sekisui House Ltd.	51,800	1,153,880
Sekisui Jushi Corp.	6,500	111,253
Senko Group Holdings Co. Ltd.(2)	42,400	302,212
Senshu Electric Co. Ltd.	4,500	115,390
Senshu Ikeda Holdings, Inc.	120,100	307,421
Seria Co. Ltd.	14,900	301,248
Seven & i Holdings Co. Ltd.(2)	413,700	6,165,345
Seven Bank Ltd.	155,700	311,025
SG Holdings Co. Ltd.	25,100	314,875
Sharp Corp.(1)(2)	19,200	104,639
Shibaura Electronics Co. Ltd.	900	35,558
Shibaura Mechatronics Corp.(2)	9,000	396,551
SHIFT, Inc.(1)	300	55,465
Shiga Bank Ltd.	16,900	466,325
Shikoku Bank Ltd.	3,300	24,807
Shikoku Electric Power Co., Inc.	3,400	24,701
Shikoku Kasei Holdings Corp.	3,300	41,885
Shimadzu Corp.	26,500	723,933
Shimamura Co. Ltd.	6,600	351,401
Shimano, Inc.	2,400	332,404
Shimizu Corp.	196,900	1,142,108
Shin Nippon Air Technologies Co. Ltd.	300	5,669
Shin Nippon Biomedical Laboratories Ltd.(2)	1,700	18,661
Shinagawa Refractories Co. Ltd.	6,000	82,193
Shindengen Electric Manufacturing Co. Ltd.	300	6,209
Shin-Etsu Chemical Co. Ltd.	332,400	14,184,950
Shin-Etsu Polymer Co. Ltd.	1,900	20,093
Shinko Electric Industries Co. Ltd.	33,100	1,201,730
Shinmaywa Industries Ltd.	15,500	126,052
Shinnihon Corp.	4,700	39,871
Shinsho Corp.	2,400	116,221
Shinwa Co. Ltd.(2)	3,200	51,694
Shionogi & Co. Ltd.	43,200	2,150,793
Ship Healthcare Holdings, Inc.	35,400	514,089
Shiseido Co. Ltd.	19,032	517,424
Shizuoka Financial Group, Inc.	45,200	442,434
SHO-BOND Holdings Co. Ltd.	2,300	98,485
Shoei Co. Ltd.	13,100	185,065
Shofu, Inc.	400	7,218
Showa Sangyo Co. Ltd.	3,900	90,324
SIGMAXYZ Holdings, Inc.	17,500	200,119
Siix Corp.	13,800	151,061
Sinanen Holdings Co. Ltd.	1,000	28,452
Sinfonia Technology Co. Ltd.	10,400	185,911

Avantis International Equity ETF
	Shares	Value
Sinko Industries Ltd.	2,800	$62,675
Sintokogio Ltd.	13,300	102,974
SK-Electronics Co. Ltd.	4,900	110,152
SKY Perfect JSAT Holdings, Inc.	45,500	270,097
Skylark Holdings Co. Ltd.	4,900	71,381
SMC Corp.	1,895	1,143,777
SMS Co. Ltd.	7,800	138,501
Soda Nikka Co. Ltd.	6,700	54,362
Sodick Co. Ltd.	10,600	52,705
SoftBank Corp.	315,100	4,144,657
SoftBank Group Corp.	73,400	4,347,685
Softcreate Holdings Corp.	4,000	52,236
Software Service, Inc.	600	52,018
Sohgo Security Services Co. Ltd.	34,000	188,593
Sojitz Corp.	181,780	4,616,555
Soken Chemical & Engineering Co. Ltd.	500	11,056
Soliton Systems KK	200	1,788
Sompo Holdings, Inc.	69,000	4,045,182
Sony Group Corp., ADR	165,754	14,223,351
Sotetsu Holdings, Inc.	31,800	576,738
Sparx Group Co. Ltd.	4,840	61,388
Square Enix Holdings Co. Ltd.(2)	5,500	233,012
SRA Holdings	300	7,937
Stanley Electric Co. Ltd.	10,000	171,434
Star Micronics Co. Ltd.	8,600	103,796
Starts Corp., Inc.	20,900	422,627
Stella Chemifa Corp.	2,500	62,814
Studio Alice Co. Ltd.(2)	2,000	27,099
Subaru Corp.	170,500	3,857,698
Sugi Holdings Co. Ltd.	6,300	98,907
SUMCO Corp.	238,500	3,742,981
Sumida Corp.	17,300	140,713
Sumitomo Bakelite Co. Ltd.	12,100	696,139
Sumitomo Chemical Co. Ltd.(2)	1,071,400	2,166,211
Sumitomo Corp.	116,500	2,734,944
Sumitomo Densetsu Co. Ltd.	2,700	55,499
Sumitomo Electric Industries Ltd.	214,100	3,179,101
Sumitomo Forestry Co. Ltd.	20,200	576,512
Sumitomo Heavy Industries Ltd.	23,700	706,284
Sumitomo Metal Mining Co. Ltd.	23,700	616,967
Sumitomo Mitsui Construction Co. Ltd.	45,200	130,676
Sumitomo Mitsui Financial Group, Inc., ADR	936,929	10,437,389
Sumitomo Mitsui Trust Holdings, Inc.	192,200	3,894,593
Sumitomo Osaka Cement Co. Ltd.	93,200	2,217,219
Sumitomo Realty & Development Co. Ltd.	43,800	1,299,203
Sumitomo Riko Co. Ltd.	19,900	168,021
Sumitomo Rubber Industries Ltd.	81,600	951,232
Sumitomo Seika Chemicals Co. Ltd.	5,400	178,585
Sumitomo Warehouse Co. Ltd.	26,200	451,293
Sun Frontier Fudousan Co. Ltd.	18,200	201,891
Sundrug Co. Ltd.	37,200	1,161,364

Avantis International Equity ETF
	Shares	Value
Suntory Beverage & Food Ltd.	10,400	$341,508
Sun-Wa Technos Corp.	4,000	62,957
Suruga Bank Ltd.(2)	72,300	390,284
Suzuken Co. Ltd.	34,400	1,024,127
Suzuki Motor Corp.	51,000	2,245,034
SWCC Corp.	13,000	292,727
Sysmex Corp.	5,600	314,467
Systena Corp.	157,200	302,581
Syuppin Co. Ltd.	11,400	87,707
T RAD Co. Ltd.	900	23,995
T&D Holdings, Inc.	135,700	2,361,780
Tachibana Eletech Co. Ltd.	11,100	235,366
Tachi-S Co. Ltd.	29,400	402,658
Tadano Ltd.	17,200	145,674
Taihei Dengyo Kaisha Ltd.	4,400	131,031
Taiheiyo Cement Corp.	102,100	2,144,861
Taikisha Ltd.	12,100	383,040
Taisei Corp.	104,400	3,282,403
Taisei Lamick Co. Ltd.	100	2,007
Taiyo Holdings Co. Ltd.	7,600	164,769
Taiyo Yuden Co. Ltd.	122,100	2,673,629
Takamatsu Construction Group Co. Ltd.	4,500	85,429
Takaoka Toko Co. Ltd.	2,800	45,872
Takara & Co. Ltd.	2,300	43,599
Takara Bio, Inc.	16,800	113,890
Takara Holdings, Inc.(2)	22,200	185,944
Takara Standard Co. Ltd.(2)	15,400	189,547
Takasago International Corp.	2,500	54,881
Takasago Thermal Engineering Co. Ltd.	29,300	854,313
Takashimaya Co. Ltd.(2)	84,000	1,264,384
Takeda Pharmaceutical Co. Ltd., ADR(2)	215,108	3,138,426
Takeuchi Manufacturing Co. Ltd.(2)	17,500	615,984
Takuma Co. Ltd.	6,600	85,859
Tamron Co. Ltd.	12,200	530,120
Tayca Corp.	200	2,064
TBS Holdings, Inc.	3,700	97,310
TDC Soft, Inc.	1,400	19,930
TDK Corp.	112,200	5,849,755
TechMatrix Corp.	15,900	212,610
TechnoPro Holdings, Inc.	17,400	348,473
Teijin Ltd.	352,900	2,994,527
Teikoku Electric Manufacturing Co. Ltd.	4,400	79,547
Tekken Corp.	2,600	42,449
Tenma Corp.	500	7,889
Tera Probe, Inc.	2,900	127,195
Terumo Corp.	12,800	498,710
T-Gaia Corp.	6,300	89,446
THK Co. Ltd.	24,700	544,344
TIS, Inc.	153,600	3,466,554
TKC Corp.	4,300	106,456
Toa Corp.	4,300	146,814

Avantis International Equity ETF
	Shares	Value
TOA ROAD Corp.	2,500	$108,720
Toagosei Co. Ltd.	18,100	186,455
Tobishima Corp.	700	6,851
Tobu Railway Co. Ltd.	54,400	1,390,682
TOC Co. Ltd.	600	2,634
Tocalo Co. Ltd.	23,300	268,618
Tochigi Bank Ltd.(2)	18,200	41,275
Toda Corp.	105,900	654,987
Toei Animation Co. Ltd.(2)	200	24,734
Toei Co. Ltd.	500	68,623
Toho Bank Ltd.	24,600	55,879
Toho Co. Ltd.	2,400	77,889
Toho Holdings Co. Ltd.(2)	34,500	728,190
Tohoku Electric Power Co., Inc.	41,900	283,524
Tokai Carbon Co. Ltd.	54,000	356,236
Tokai Corp.	800	11,738
TOKAI Holdings Corp.	51,400	349,617
Tokai Rika Co. Ltd.	33,100	542,823
Tokai Tokyo Financial Holdings, Inc.	55,900	221,395
Token Corp.	2,300	145,999
Tokio Marine Holdings, Inc.	309,600	9,045,478
Tokushu Tokai Paper Co. Ltd.	100	2,607
Tokuyama Corp.	17,500	283,880
Tokyo Century Corp.	18,800	196,300
Tokyo Electric Power Co. Holdings, Inc.(1)	501,600	2,713,554
Tokyo Electron Ltd.	69,100	17,144,324
Tokyo Gas Co. Ltd.	50,500	1,105,353
Tokyo Kiraboshi Financial Group, Inc.	19,400	586,337
Tokyo Ohka Kogyo Co. Ltd.	21,300	657,326
Tokyo Steel Manufacturing Co. Ltd.	23,400	260,919
Tokyo Tatemono Co. Ltd.	39,000	565,715
Tokyotokeiba Co. Ltd.(2)	9,900	281,187
Tokyu Construction Co. Ltd.	32,800	182,074
Tokyu Corp.	27,700	344,666
Tokyu Fudosan Holdings Corp.	284,400	1,867,579
TOMONY Holdings, Inc.	44,800	123,077
Tomy Co. Ltd.	60,100	1,070,501
Topcon Corp.	41,700	495,552
TOPPAN Holdings, Inc.	54,100	1,289,394
Topre Corp.	23,200	381,568
Topy Industries Ltd.	4,400	90,024
Toray Industries, Inc.	620,400	2,862,484
Toridoll Holdings Corp.	56,800	1,630,014
Torii Pharmaceutical Co. Ltd.	1,300	37,016
Torikizoku Holdings Co. Ltd.	5,300	149,288
Torishima Pump Manufacturing Co. Ltd.	3,100	58,774
Toshiba TEC Corp.	5,800	121,420
Tosoh Corp.	49,600	675,884
Totech Corp.	2,500	127,187
Totetsu Kogyo Co. Ltd.	8,900	181,379
TOTO Ltd.	6,400	173,299

Avantis International Equity ETF
	Shares	Value
Towa Corp.	11,500	$721,789
Towa Pharmaceutical Co. Ltd.	1,200	22,330
Toyo Construction Co. Ltd.(2)	18,500	176,375
Toyo Corp.	900	9,207
Toyo Engineering Corp.(1)	7,700	46,690
Toyo Gosei Co. Ltd.	800	53,228
Toyo Kanetsu KK	2,100	64,130
Toyo Securities Co. Ltd.	2,800	7,012
Toyo Seikan Group Holdings Ltd.	56,000	943,027
Toyo Suisan Kaisha Ltd.	3,100	179,921
Toyo Tire Corp.	79,000	1,431,240
Toyobo Co. Ltd.	20,100	149,079
Toyoda Gosei Co. Ltd.	29,700	612,568
Toyota Boshoku Corp.	16,200	256,965
Toyota Industries Corp.	8,300	827,036
Toyota Motor Corp., ADR(2)	137,066	32,971,226
Toyota Tsusho Corp.	50,300	3,258,609
TPR Co. Ltd.	12,900	186,255
Traders Holdings Co. Ltd.	7,000	33,145
Trancom Co. Ltd.	1,600	67,081
Transcosmos, Inc.	14,500	294,719
TRE Holdings Corp.	13,196	107,364
Trend Micro, Inc.	89,900	4,467,706
Trusco Nakayama Corp.	25,200	391,499
TS Tech Co. Ltd.	29,400	380,745
TSI Holdings Co. Ltd.(2)	17,400	76,086
Tsubakimoto Chain Co.	22,300	727,151
Tsuburaya Fields Holdings, Inc.(2)	19,800	202,436
Tsukuba Bank Ltd.(2)	33,500	60,263
Tsumura & Co.	6,500	119,725
Tsuruha Holdings, Inc.	2,000	150,939
Tsuzuki Denki Co. Ltd.	3,800	63,878
TV Asahi Holdings Corp.	9,100	117,996
Tv Tokyo Holdings Corp.	2,800	55,311
UACJ Corp.	11,000	302,183
UBE Corp.	26,100	437,624
Uchida Yoko Co. Ltd.	4,400	228,626
Unicharm Corp.	9,500	315,050
Unipres Corp.	16,500	120,809
United Arrows Ltd.	13,400	157,998
United Super Markets Holdings, Inc.(2)	6,600	43,991
UNITED, Inc.	400	2,434
Universal Entertainment Corp.(2)	8,000	98,535
Usen-Next Holdings Co. Ltd.	3,000	91,120
Ushio, Inc.	6,100	80,808
USS Co. Ltd.	178,300	3,103,706
UT Group Co. Ltd.(1)	4,500	105,690
Valor Holdings Co. Ltd.	18,100	292,756
Valqua Ltd.	2,800	89,853
ValueCommerce Co. Ltd.	9,400	71,487
Vector, Inc.(2)	12,700	104,072

Avantis International Equity ETF
	Shares	Value
Vertex Corp.	4,200	$48,605
Visional, Inc.(1)(2)	4,800	275,647
Vital KSK Holdings, Inc.	5,700	50,590
VT Holdings Co. Ltd.	4,400	15,310
Wacoal Holdings Corp.	7,400	180,241
Wakachiku Construction Co. Ltd.	3,300	71,525
Wakita & Co. Ltd.(2)	10,600	108,736
Warabeya Nichiyo Holdings Co. Ltd.	3,900	71,227
WATAMI Co. Ltd.(1)	5,900	39,420
WDB Holdings Co. Ltd.	800	12,043
Welcia Holdings Co. Ltd.(2)	10,200	192,475
West Holdings Corp.(2)	13,400	265,334
West Japan Railway Co.	10,000	415,817
Will Group, Inc.	200	1,529
World Co. Ltd.	9,000	116,176
Xebio Holdings Co. Ltd.	200	1,309
Yahagi Construction Co. Ltd.	5,900	61,480
Yakult Honsha Co. Ltd.	39,000	840,408
YAKUODO Holdings Co. Ltd.	500	9,680
YAMABIKO Corp.	11,500	141,977
Yamada Holdings Co. Ltd.	305,700	878,808
Yamae Group Holdings Co. Ltd.	10,200	187,089
Yamagata Bank Ltd.	1,400	11,089
Yamaguchi Financial Group, Inc.	75,000	761,645
Yamaha Corp.	3,900	85,289
Yamaha Motor Co. Ltd.	447,300	4,010,193
Yamaichi Electronics Co. Ltd.	10,300	155,795
Yamanashi Chuo Bank Ltd.	1,900	23,727
Yamato Holdings Co. Ltd.	25,200	382,927
Yamato Kogyo Co. Ltd.	3,900	217,664
Yamazaki Baking Co. Ltd.	53,200	1,247,769
Yamazen Corp.	16,500	139,822
Yaoko Co. Ltd.	8,100	465,754
Yaskawa Electric Corp.	14,100	577,936
Yellow Hat Ltd.	15,100	197,128
Yodogawa Steel Works Ltd.	3,600	107,353
Yokogawa Bridge Holdings Corp.	17,000	323,732
Yokogawa Electric Corp.	11,700	247,663
Yokohama Rubber Co. Ltd.	29,100	774,084
Yokorei Co. Ltd.	13,800	97,589
Yokowo Co. Ltd.	1,900	20,006
Yondenko Corp.	1,200	34,379
Yonex Co. Ltd.	6,400	48,132
Yoshinoya Holdings Co. Ltd.(2)	20,400	433,645
Yotai Refractories Co. Ltd.	100	971
Yuasa Trading Co. Ltd.	37,800	1,267,440
Yurtec Corp.	5,200	46,424
Zenkoku Hosho Co. Ltd.(2)	8,200	300,959
Zenrin Co. Ltd.	3,000	17,060
Zensho Holdings Co. Ltd.	24,167	1,058,298
Zeon Corp.	26,600	225,722

Avantis International Equity ETF
	Shares	Value
ZERIA Pharmaceutical Co. Ltd.	9,900	$140,045
ZOZO, Inc.	8,400	190,648
Zuiko Corp.	2,700	29,201
		891,004,016
Netherlands — 4.0%
Aalberts NV	63,366	2,850,252
ABN AMRO Bank NV, CVA	250,080	4,026,054
Adyen NV(1)	3,063	4,846,393
Aegon Ltd.	690,747	4,089,222
AerCap Holdings NV(1)	78,548	6,062,335
Akzo Nobel NV	71,634	5,221,334
Allfunds Group PLC	1,004	7,137
AMG Critical Materials NV	22,456	513,008
Arcadis NV	14,785	862,960
ASM International NV	12,219	7,462,721
ASML Holding NV, NY Shares	46,880	44,614,758
ASR Nederland NV	119,356	5,508,846
Basic-Fit NV(1)	35,619	960,752
BE Semiconductor Industries NV	6,836	1,238,121
Brunel International NV(2)	7,638	84,773
Coca-Cola Europacific Partners PLC	48,090	3,300,417
Constellium SE(1)	3,151	61,098
Corbion NV	17,666	335,292
DSM-Firmenich AG	42,654	4,571,162
Flow Traders Ltd.	10,254	184,217
ForFarmers NV(2)	1,350	3,543
Fugro NV(1)	57,890	1,279,394
Heineken Holding NV	3,851	297,462
Heineken NV(2)	31,939	2,950,883
IMCD NV	4,118	628,239
ING Groep NV, ADR	845,121	11,595,060
InPost SA(1)	71,211	1,112,687
Just Eat Takeaway.com NV(1)	125,266	2,068,695
Kendrion NV	2,190	29,319
Koninklijke Ahold Delhaize NV	362,493	10,795,713
Koninklijke BAM Groep NV	130,214	465,518
Koninklijke Heijmans NV, CVA	13,849	232,718
Koninklijke KPN NV	1,421,155	5,194,975
Koninklijke Philips NV, NY Shares(1)(2)	100,687	2,018,774
Koninklijke Vopak NV	84,534	3,143,891
NN Group NV	158,084	7,054,922
OCI NV	71,100	1,875,927
Pharming Group NV(1)(2)	86,458	96,503
Prosus NV(1)	131,957	3,854,200
Randstad NV	17,728	977,771
SBM Offshore NV	14,903	211,625
SIF Holding NV(1)(2)	702	7,520
Sligro Food Group NV	8,042	114,761
TKH Group NV, CVA(2)	22,084	922,604
Universal Music Group NV	71,841	2,168,907
Van Lanschot Kempen NV(2)	10,300	350,830

Avantis International Equity ETF
	Shares	Value
Wolters Kluwer NV	25,263	$3,989,527
		160,242,820
New Zealand — 0.2%
Air New Zealand Ltd.	441,352	165,098
Arvida Group Ltd.	63,083	37,251
Auckland International Airport Ltd.	134,341	662,953
Channel Infrastructure NZ Ltd.	2,544	2,263
Chorus Ltd.	356,402	1,726,098
Contact Energy Ltd.	109,427	537,997
EBOS Group Ltd.	14,127	318,407
Fisher & Paykel Healthcare Corp. Ltd.	25,846	384,626
Fletcher Building Ltd.	227,596	568,742
Genesis Energy Ltd.	53,599	80,591
Hallenstein Glasson Holdings Ltd.	3,392	11,863
Heartland Group Holdings Ltd.	32,786	24,606
Infratil Ltd.	46,257	290,516
KMD Brands Ltd.	94,852	30,035
Mercury NZ Ltd.	57,250	233,119
Meridian Energy Ltd.	54,268	197,606
NZX Ltd.	4,193	2,555
Oceania Healthcare Ltd.	83,326	29,930
Restaurant Brands New Zealand Ltd.	933	1,874
Ryman Healthcare Ltd.(1)	92,158	260,711
Skellerup Holdings Ltd.	5,129	13,422
SKYCITY Entertainment Group Ltd.	170,074	199,886
Spark New Zealand Ltd.	970,293	2,997,021
Summerset Group Holdings Ltd.	46,755	314,485
TOWER Ltd.(1)	29,792	13,050
Vista Group International Ltd.(1)	6	6
		9,104,711
Norway — 0.8%
2020 Bulkers Ltd.(1)	10,286	145,560
ABG Sundal Collier Holding ASA	4,553	2,680
Adevinta ASA(1)	12,536	134,017
Aker BP ASA	23,464	569,557
Aker Horizons ASA(1)	143	53
Aker Solutions ASA	26,621	89,437
AMSC ASA(1)	2,356	5,954
Atea ASA(1)	8,191	95,861
Austevoll Seafood ASA	7,023	53,305
Axactor ASA(1)	598	264
B2 Impact ASA	18,817	14,174
Bakkafrost P	1,289	80,523
Belships ASA	48,780	95,755
Bluenord ASA(1)	10,409	533,617
Bonheur ASA	3,589	73,790
Borr Drilling Ltd.(1)	27,304	164,773
Borregaard ASA	9,187	159,101
BW LPG Ltd.	31,156	358,779
BW Offshore Ltd.	32,091	76,940
Cadeler AS(1)	10	43

Avantis International Equity ETF
	Shares	Value
DNB Bank ASA	168,373	$3,371,453
DNO ASA	166,215	141,162
DOF Group ASA(1)	26,194	164,001
Entra ASA	8,571	84,235
Equinor ASA, ADR	148,755	3,662,348
Europris ASA	31,127	214,663
FLEX LNG Ltd.	8,993	225,670
Frontline PLC(2)	34,520	777,736
Gjensidige Forsikring ASA	8,308	131,252
Golden Ocean Group Ltd.	39,604	507,072
Gram Car Carriers ASA(1)	2,455	50,812
Grieg Seafood ASA	6,083	37,005
Hafnia Ltd.	71,799	528,372
Hexagon Composites ASA(1)	22	45
Hexagon Purus ASA(1)	11	7
Himalaya Shipping Ltd.(1)	413	3,242
Hoegh Autoliners ASA	27,758	270,899
Kid ASA	3,153	38,196
Kitron ASA	36,927	126,253
Kongsberg Automotive ASA(1)	224,305	35,974
Kongsberg Gruppen ASA	15,532	989,882
Leroy Seafood Group ASA	10,584	46,811
Mowi ASA	39,990	772,327
MPC Container Ships ASA	171,647	220,853
Multiconsult ASA	239	3,259
Nordic Semiconductor ASA(1)	1,682	14,394
Norsk Hydro ASA	483,082	2,479,540
Norske Skog ASA	11,693	39,850
Norwegian Air Shuttle ASA(1)	293,390	482,730
Odfjell Drilling Ltd.	26,851	113,116
Odfjell Technology Ltd.	2,866	16,489
OKEA ASA	11,824	26,085
Orkla ASA	34,028	243,940
Otello Corp. ASA(1)	1,983	1,434
Panoro Energy ASA	14,083	33,379
Pareto Bank ASA	2,473	12,864
Petronor E&P ASA(1)	898	695
PGS ASA(1)	419,981	270,534
Protector Forsikring ASA	11,708	237,733
RAK Petroleum PLC(1)	804	1
Rana Gruber ASA	8,236	55,520
Salmar ASA	5,397	342,761
Scatec ASA	25,129	155,595
Schibsted ASA, B Shares	78,111	2,180,080
Schibsted ASA, Class A	15,181	453,894
SpareBank 1 Nord Norge	20,909	200,117
Sparebank 1 Oestlandet	4,121	48,548
SpareBank 1 SMN	30,227	411,759
SpareBank 1 Sorost-Norge	2,242	13,467
SpareBank 1 SR-Bank ASA	8,851	107,099
Sparebanken Vest	6,101	67,635

Avantis International Equity ETF
	Shares	Value
Stolt-Nielsen Ltd.	8,776	$329,073
Storebrand ASA	345,713	3,090,487
Subsea 7 SA	124,036	1,810,598
Telenor ASA	66,764	730,258
TGS ASA	38,308	377,318
TOMRA Systems ASA	16,586	220,735
Veidekke ASA	19,584	203,215
Wallenius Wilhelmsen ASA	24,995	239,785
Yara International ASA	32,943	1,025,157
		31,093,597
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)	1,381,354	399,939
CTT-Correios de Portugal SA	22,989	90,453
EDP - Energias de Portugal SA	515,830	2,054,258
EDP Renovaveis SA	7,113	97,028
Galp Energia SGPS SA	255,190	4,015,587
Jeronimo Martins SGPS SA	17,890	428,391
Mota-Engil SGPS SA	23,506	144,536
Navigator Co. SA	13,250	53,888
NOS SGPS SA	16,900	58,782
REN - Redes Energeticas Nacionais SGPS SA	154,285	365,466
Sonae SGPS SA	124,809	114,839
		7,823,167
Singapore — 1.2%
Avarga Ltd.(1)	95,300	12,808
Boustead Singapore Ltd.	1,000	655
Bumitama Agri Ltd.	141,800	67,546
Capitaland India Trust	280,789	211,009
CapitaLand Investment Ltd.	450,700	932,370
Centurion Corp. Ltd.	1,800	569
China Sunsine Chemical Holdings Ltd.	46,600	13,520
City Developments Ltd.	123,700	521,388
ComfortDelGro Corp. Ltd.	1,838,300	1,846,943
DBS Group Holdings Ltd.	285,785	7,086,114
Far East Orchard Ltd.	10,200	7,730
First Resources Ltd.	240,200	253,865
Frencken Group Ltd.	236,700	283,689
Geo Energy Resources Ltd.	458,400	112,297
Golden Agri-Resources Ltd.	3,778,200	743,951
Grab Holdings Ltd., Class A(1)	158,829	487,605
GuocoLand Ltd.	16,800	18,003
Hong Fok Corp. Ltd.	75,300	48,156
Hong Leong Asia Ltd.	13,900	6,296
Hour Glass Ltd.	52,500	60,512
Hutchison Port Holdings Trust, U Shares	2,192,700	290,151
iFAST Corp. Ltd.	24,700	133,313
Indofood Agri Resources Ltd.	80,500	16,461
ISDN Holdings Ltd.	26,800	6,405
Japfa Ltd.	80,400	12,547
Jardine Cycle & Carriage Ltd.	37,900	718,452
Keppel Infrastructure Trust	467,565	170,300

Avantis International Equity ETF
	Shares	Value
Keppel Ltd.	678,300	$3,657,768
Mewah International, Inc.	26,100	5,626
Micro-Mechanics Holdings Ltd.	3,100	3,867
Netlink NBN Trust	378,800	236,425
Olam Group Ltd.	123,300	90,165
OUE Ltd.	21,900	16,939
Oversea-Chinese Banking Corp. Ltd.	681,631	6,583,814
Oxley Holdings Ltd.(1)	19,100	1,291
QAF Ltd.	19,700	12,403
Raffles Medical Group Ltd.	166,600	126,326
Rex International Holding Ltd.(2)	765,300	75,519
Riverstone Holdings Ltd.	188,700	94,925
Samudera Shipping Line Ltd.	186,100	99,894
SATS Ltd.(1)	47,098	91,896
Sea Ltd., ADR(1)	18,957	919,794
Seatrium Ltd.(1)	8,523,376	571,511
Sembcorp Industries Ltd.	171,600	651,692
Sheng Siong Group Ltd.	238,600	275,059
Sing Investments & Finance Ltd.	1,500	1,127
Singapore Airlines Ltd.(2)	416,350	2,003,993
Singapore Exchange Ltd.	453,000	3,182,499
Singapore Post Ltd.	556,600	163,498
Singapore Technologies Engineering Ltd.	180,400	534,105
Singapore Telecommunications Ltd.	1,655,600	2,889,540
Stamford Land Corp. Ltd.	18,400	5,407
StarHub Ltd.	79,000	66,968
Straits Trading Co. Ltd.	3,700	4,098
Tuan Sing Holdings Ltd.	131,493	24,862
UMS Holdings Ltd.	187,900	201,828
United Overseas Bank Ltd.	255,200	5,310,357
UOL Group Ltd.	478,300	2,095,390
Venture Corp. Ltd.	42,200	439,823
Wilmar International Ltd.	553,700	1,367,417
Wing Tai Holdings Ltd.	5,400	5,822
Yangzijiang Financial Holding Ltd.	908,900	233,462
Yangzijiang Shipbuilding Holdings Ltd.	2,624,600	3,420,085
Yanlord Land Group Ltd.(1)	232,400	81,328
Yoma Strategic Holdings Ltd.(1)(2)	478,000	16,055
		49,625,233
Spain — 2.2%
Acciona SA	14,226	1,593,664
Acerinox SA	167,987	1,844,552
ACS Actividades de Construccion y Servicios SA(2)	71,440	2,937,831
Aena SME SA	25,960	4,932,129
Almirall SA	14,470	123,930
Amadeus IT Group SA	50,853	3,008,405
Applus Services SA	36,849	453,957
Atresmedia Corp. de Medios de Comunicacion SA	28,283	115,873
Banco Bilbao Vizcaya Argentaria SA, ADR	1,198,025	11,920,349
Banco de Sabadell SA	3,017,027	3,923,879
Banco Santander SA, ADR	2,528,095	10,390,470

Avantis International Equity ETF
	Shares	Value
Bankinter SA	239,933	$1,527,356
CaixaBank SA	730,135	3,302,905
Cellnex Telecom SA	30,791	1,113,234
Cia de Distribucion Integral Logista Holdings SA	5,264	141,514
CIE Automotive SA	10,416	277,939
Construcciones y Auxiliar de Ferrocarriles SA	10,433	369,657
Ebro Foods SA(2)	6,389	100,638
Enagas SA	159,141	2,298,483
Ence Energia y Celulosa SA(2)	40,680	125,750
Endesa SA	110,320	1,986,876
Ercros SA	19,852	52,972
Faes Farma SA	45,140	146,377
Ferrovial SE	19,356	726,814
Fluidra SA	21,216	496,213
Gestamp Automocion SA	130,566	414,231
Global Dominion Access SA	19,198	71,992
Grifols SA(1)	13,194	108,664
Grupo Catalana Occidente SA	3,270	119,369
Iberdrola SA	544,923	6,258,522
Industria de Diseno Textil SA	124,648	5,545,349
Laboratorios Farmaceuticos Rovi SA	6,852	549,976
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	4,488	4,446
Mapfre SA(2)	254,714	540,734
Melia Hotels International SA(1)	86,994	622,087
Metrovacesa SA(2)	5,539	45,430
Naturgy Energy Group SA	29,431	696,811
Neinor Homes SA(1)	11,637	128,671
Obrascon Huarte Lain SA(1)	79,625	33,244
Prosegur Compania de Seguridad SA(2)	49,008	93,872
Redeia Corp. SA	188,324	2,996,300
Repsol SA	691,781	10,988,982
Sacyr SA	367,065	1,206,330
Tecnicas Reunidas SA(1)(2)	33,273	282,072
Telefonica SA, ADR(2)	978,962	4,003,955
Tubacex SA	18,497	66,949
Unicaja Banco SA	383,769	393,457
Viscofan SA(2)	6,207	350,028
		89,433,238
Sweden — 3.3%
AAK AB	22,472	495,372
AcadeMedia AB	7,643	34,948
AddLife AB, B Shares	6,029	58,318
AddTech AB, B Shares	39,287	869,747
Alfa Laval AB	24,993	941,027
Alimak Group AB	140	1,270
Alleima AB	57,243	376,443
Alligo AB, Class B	945	12,809
AQ Group AB	390	20,939
Arise AB	14,586	61,432
Arjo AB, B Shares	58,419	276,589
Assa Abloy AB, Class B	92,806	2,649,100

Avantis International Equity ETF
	Shares	Value
Atlas Copco AB, A Shares	313,672	$5,449,152
Atlas Copco AB, B Shares	297,049	4,447,217
Atrium Ljungberg AB, B Shares	9,969	184,481
Attendo AB(1)	18,441	66,077
Avanza Bank Holding AB(2)	192,413	4,234,955
Axfood AB	135,059	3,771,088
Beijer Ref AB(2)	28,451	400,636
Better Collective AS(1)(2)	7,120	203,119
Bilia AB, A Shares	42,629	547,065
Billerud Aktiebolag	115,273	982,162
BioGaia AB, B Shares	19,193	234,660
Biotage AB	137	2,299
Bjorn Borg AB(1)	175	896
Boliden AB	102,750	2,604,137
Boozt AB(1)	15,428	198,462
Bravida Holding AB	32,428	275,792
Bufab AB	6,457	247,437
Bulten AB	2,940	19,593
Bure Equity AB	15,981	512,137
Byggmax Group AB(1)	17,111	56,115
Castellum AB(1)	204,732	2,455,459
Catena AB	8,626	353,652
Catena Media PLC(1)(2)	14,919	14,356
Cibus Nordic Real Estate AB publ	12,496	140,405
Cint Group AB(1)	60,344	76,434
Clas Ohlson AB, B Shares	31,694	539,998
Cloetta AB, B Shares	80,256	138,535
Coor Service Management Holding AB	8,924	38,446
Corem Property Group AB, B Shares(2)	249,658	217,965
Dios Fastigheter AB	27,529	199,712
Elanders AB, B Shares	1,867	18,928
Electrolux AB, B Shares(1)	105,901	907,499
Electrolux Professional AB, B Shares	1,366	8,694
Elekta AB, B Shares(2)	107,828	780,571
Embracer Group AB(1)(2)	13,464	23,898
Enad Global 7 AB	27,915	37,003
Eolus Vind AB, B Shares	914	6,609
Epiroc AB, A Shares	147,103	2,670,233
Epiroc AB, B Shares	34,875	575,477
EQT AB	10,647	311,922
Essity AB, B Shares	138,238	3,223,166
Evolution AB	4,085	529,187
Fabege AB	35,896	293,643
Fastighets AB Balder, B Shares(1)	73,926	459,777
Fingerprint Cards AB, B Shares(1)(2)	1,440	138
Fortnox AB	73,343	511,766
G5 Entertainment AB	429	5,332
Getinge AB, B Shares(2)	100,934	2,000,228
Granges AB	29,445	286,479
H & M Hennes & Mauritz AB, B Shares(2)	228,380	3,101,182
Hanza AB	1,195	7,967

Avantis International Equity ETF
	Shares	Value
Hemnet Group AB	5,791	$177,064
Hexagon AB, B Shares	211,893	2,485,627
Hexatronic Group AB	33,450	102,341
Hexpol AB	23,043	267,342
HMS Networks AB	8,633	375,854
Hoist Finance AB(1)	6,691	27,799
Holmen AB, B Shares	12,732	511,182
Hufvudstaden AB, A Shares	13,708	162,780
Husqvarna AB, B Shares	92,573	714,994
Industrivarden AB, A Shares	10,809	369,001
Indutrade AB	54,503	1,445,312
Instalco AB	31,779	115,755
Investment AB Latour, B Shares	5,981	151,924
INVISIO AB	4,249	89,478
Inwido AB	6,499	83,648
JM AB(2)	12,160	189,372
Kabe Group AB, Class B	216	6,326
Karnov Group AB(1)	2,946	18,351
Kopparbergs Bryggeri AB, B Shares	1,831	19,982
Lifco AB, B Shares	30,969	825,663
Lime Technologies AB	677	22,719
Lindab International AB	15,021	315,017
Loomis AB	92,829	2,512,102
Maha Energy AB(1)(2)	36,118	26,085
MEKO AB	10,576	118,604
Millicom International Cellular SA, SDR(1)	25,739	480,269
MIPS AB	3,897	119,262
Modern Times Group MTG AB, B Shares(1)	13,190	95,131
Momentum Group AB	643	8,473
Mycronic AB	28,008	922,429
NCC AB, B Shares	26,278	355,827
Net Insight AB, B Shares(1)	69,092	41,494
New Wave Group AB, B Shares(2)	25,584	313,135
Nibe Industrier AB, B Shares(2)	57,451	320,696
Nilorngruppen AB, B Shares	49	325
Nobia AB(1)(2)	49,925	37,409
Nolato AB, B Shares	58,006	241,107
Nordea Bank Abp	515,628	6,276,968
Nordic Paper Holding AB	30	124
Nordnet AB publ	15,342	280,498
Norion Bank AB(1)	13,975	59,133
NP3 Fastigheter AB	1,387	25,106
Nyfosa AB	63,476	537,612
Ovzon AB(1)	1,812	1,811
Pandox AB	26,160	394,390
Paradox Interactive AB	10,718	198,238
Peab AB, Class B	48,603	268,115
Platzer Fastigheter Holding AB, B Shares	7,853	57,915
Profoto Holding AB	290	1,952
RaySearch Laboratories AB(1)	4,046	38,807
Resurs Holding AB	55,668	78,955

Avantis International Equity ETF
	Shares	Value
Saab AB, B Shares	55,867	$4,404,196
Sagax AB, B Shares	3,456	81,744
Sagax AB, D Shares	2,138	5,995
Samhallsbyggnadsbolaget i Norden AB(2)	469,048	166,153
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	47,848	20,617
Sandvik AB	169,439	3,815,305
Scandi Standard AB	12,634	82,888
Scandic Hotels Group AB(1)(2)	69,962	352,757
Sectra AB, B Shares(1)	13,759	274,431
Securitas AB, B Shares(2)	45,755	492,161
Sinch AB(1)	206,551	519,171
Skandinaviska Enskilda Banken AB, A Shares(2)	309,454	4,602,416
Skanska AB, B Shares	179,172	3,306,698
SKF AB, B Shares	133,072	2,906,568
SkiStar AB	25,473	318,490
Solid Forsakring AB	1,553	10,297
Spotify Technology SA(1)	1,786	457,948
SSAB AB, A Shares	38,295	299,485
SSAB AB, B Shares	375,686	2,941,802
Svenska Cellulosa AB SCA, B Shares	136,872	1,937,872
Svenska Handelsbanken AB, A Shares(2)	334,836	4,004,577
Sweco AB, B Shares	19,273	205,427
Swedbank AB, A Shares	222,074	4,884,045
Swedish Orphan Biovitrum AB(1)	9,753	239,743
Synsam AB	270	1,511
Tele2 AB, B Shares	235,541	1,975,572
Telefonaktiebolaget LM Ericsson, ADR(2)	618,119	3,362,567
Telia Co. AB(2)	1,056,230	2,513,962
Tethys Oil AB	15,706	51,105
TF Bank AB(1)	688	11,379
Thule Group AB	148	4,027
Tobii AB(1)(2)	777	339
Tobii Dynavox AB(1)	920	4,664
Trelleborg AB, B Shares	106,399	3,867,473
Troax Group AB	9,675	205,497
Truecaller AB, B Shares(1)(2)	81,381	224,475
Vitec Software Group AB, B Shares	6,408	351,717
Vitrolife AB	3,780	65,896
Volvo AB, A Shares	14,188	395,893
Volvo AB, B Shares	269,143	7,415,838
Volvo Car AB, Class B(1)	222,924	815,151
Wallenstam AB, B Shares(2)	27,044	119,998
Wihlborgs Fastigheter AB	52,240	420,972
		130,598,460
Switzerland — 8.0%
ABB Ltd., ADR	108,879	5,012,789
Adecco Group AG	6,966	279,249
Alcon, Inc.	80,942	6,901,748
Allreal Holding AG	1,535	263,991
ALSO Holding AG	3,360	880,420
ams-OSRAM AG(1)	420,361	640,029

Avantis International Equity ETF
	Shares	Value
Arbonia AG	14,274	$196,380
Aryzta AG(1)	521,734	922,590
Ascom Holding AG(2)	18,654	155,886
Autoneum Holding AG(1)	1,800	262,820
Avolta AG(1)	22,264	870,771
Bachem Holding AG, Class B(2)	1,455	115,130
Baloise Holding AG	21,732	3,506,454
Banque Cantonale Vaudoise	12,074	1,447,130
Barry Callebaut AG	1,676	2,354,523
Basellandschaftliche Kantonalbank(1)	14	13,511
Basilea Pharmaceutica AG(1)	5,994	238,093
Belimo Holding AG	1,648	781,216
Bell Food Group AG	420	125,155
Bellevue Group AG(2)	1,552	38,580
BKW AG	1,541	215,908
Bossard Holding AG, Class A	1,396	317,114
Bucher Industries AG	2,878	1,218,583
Burckhardt Compression Holding AG	6,124	3,641,016
Bystronic AG(2)	324	159,022
Calida Holding AG	166	5,324
Cembra Money Bank AG	33,614	2,859,673
Chocoladefabriken Lindt & Spruengli AG	8	961,696
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	79	966,768
Cie Financiere Richemont SA, Class A	97,106	15,457,055
Clariant AG(1)	56,547	700,329
Coltene Holding AG(1)	899	57,246
Comet Holding AG	3,141	1,115,019
COSMO Pharmaceuticals NV	1,441	107,277
CPH Chemie & Papier Holding AG	46	4,428
Daetwyler Holding AG, Bearer Shares	1,293	266,121
DKSH Holding AG	43,241	3,177,449
dormakaba Holding AG	1,383	717,936
EFG International AG(1)	20,976	300,408
Emmi AG	4,012	4,080,373
EMS-Chemie Holding AG	3,234	2,256,806
Feintool International Holding AG	829	17,836
Flughafen Zurich AG	6,558	1,383,413
Forbo Holding AG	447	513,502
GAM Holding AG(1)	19,487	7,685
Geberit AG	6,595	3,834,261
Georg Fischer AG	50,922	3,778,645
Givaudan SA	199	834,992
Gurit Holding AG, Bearer Shares(1)	530	38,803
Helvetia Holding AG	23,750	3,355,792
Holcim AG(1)	106,888	8,724,150
Huber & Suhner AG	6,916	502,659
Hypothekarbank Lenzburg AG	1	4,909
Implenia AG	7,471	262,209
Ina Invest Holding AG(1)	225	4,450
Inficon Holding AG	830	1,288,644
Interroll Holding AG	198	622,513

Avantis International Equity ETF
	Shares	Value
Intershop Holding AG	131	$91,159
Julius Baer Group Ltd.	99,389	5,324,197
Komax Holding AG	606	112,827
Kuehne & Nagel International AG	21,386	7,200,365
Landis & Gyr Group AG(1)	12	936
LEM Holding SA	285	544,744
Leonteq AG(1)	2,830	91,813
Liechtensteinische Landesbank AG	1,502	120,717
Logitech International SA	54,135	4,790,210
Lonza Group AG	8,276	4,319,710
Medacta Group SA	1,689	242,213
Medmix AG	5,256	90,088
Meier Tobler Group AG	732	28,193
Metall Zug AG, B Shares	13	20,974
Mobilezone Holding AG	23,575	365,260
Mobimo Holding AG	1,185	346,823
Molecular Partners AG(1)(2)	12	53
Montana Aerospace AG(1)	5,290	92,978
Nestle SA	185,047	19,192,553
Novartis AG, ADR	332,695	33,592,214
OC Oerlikon Corp. AG	39,655	189,060
Orior AG	3,513	256,909
Partners Group Holding AG	9,743	14,009,120
Peach Property Group AG(1)	1,703	16,165
PolyPeptide Group AG(1)(2)	3,106	56,555
PSP Swiss Property AG	26,593	3,381,124
Rieter Holding AG(2)	523	55,423
Roche Holding AG	119,893	31,347,348
Roche Holding AG, Bearer Shares	4,985	1,378,070
Sandoz Group AG, ADR(1)(2)	55,138	1,713,138
Schindler Holding AG	3,359	854,264
Schindler Holding AG, Bearer Participation Certificate	9,190	2,421,367
Schweiter Technologies AG	314	156,795
Schweizerische Nationalbank(1)	8	33,673
SFS Group AG	5,846	729,758
SGS SA	35,479	3,406,763
Siegfried Holding AG(1)	3,316	3,327,958
SIG Group AG(1)	19,460	385,517
Sika AG	10,984	3,176,753
Softwareone Holding AG(1)	47,481	886,706
Sonova Holding AG	2,316	714,363
St. Galler Kantonalbank AG	331	187,124
Stadler Rail AG	40,595	1,277,268
Straumann Holding AG	19,228	3,039,190
Swatch Group AG	16,585	757,676
Swatch Group AG, Bearer Shares	13,221	3,121,282
Swiss Life Holding AG	12,841	9,334,083
Swiss Prime Site AG	35,655	3,407,599
Swiss Re AG	54,517	6,579,905
Swisscom AG	11,927	6,817,194
Swissquote Group Holding SA	6,117	1,631,693

Avantis International Equity ETF
	Shares	Value
Tecan Group AG(1)	1,323	$516,855
Temenos AG	19,880	1,496,085
TX Group AG	832	125,316
u-blox Holding AG(1)	3,817	363,717
UBS Group AG(1)	778,327	22,143,403
Valiant Holding AG	4,842	562,387
VAT Group AG	11,152	5,597,746
Vontobel Holding AG	10,774	658,665
VZ Holding AG	2,239	281,403
V-ZUG Holding AG(1)	430	29,356
Ypsomed Holding AG	168	69,247
Zehnder Group AG	4,605	280,911
Zurich Insurance Group AG	35,120	18,684,905
		320,794,345
United Kingdom — 12.7%
3i Group PLC	368,835	11,523,532
4imprint Group PLC	9,403	678,177
abrdn PLC	632,531	1,259,617
Admiral Group PLC	84,476	2,850,328
AG Barr PLC	13,891	91,461
Airtel Africa PLC	264,818	317,944
AJ Bell PLC	117,346	450,219
Alliance Pharma PLC(2)	123,449	64,830
Anglo American PLC	309,653	6,672,078
Anglo Asian Mining PLC	49,216	34,189
Antofagasta PLC	109,273	2,510,573
Ashmore Group PLC	75,458	197,520
Ashtead Group PLC	151,599	10,903,720
ASOS PLC(1)(2)	20,793	99,001
Associated British Foods PLC	51,867	1,492,526
Aston Martin Lagonda Global Holdings PLC(1)	177,547	388,507
AstraZeneca PLC, ADR	284,217	18,235,363
Atalaya Mining PLC	86,354	357,182
Auto Trader Group PLC	335,699	3,143,423
Aviva PLC	707,024	3,993,397
B&M European Value Retail SA	448,634	2,983,985
Babcock International Group PLC	88,723	550,324
BAE Systems PLC	347,474	5,454,178
Balfour Beatty PLC	218,673	939,087
Bank of Georgia Group PLC	30,658	1,823,164
Barclays PLC, ADR(2)	1,187,276	10,091,846
Barratt Developments PLC	359,128	2,118,893
Beazley PLC	186,690	1,541,029
Begbies Traynor Group PLC	39,481	56,721
Bellway PLC	57,212	1,951,390
Berkeley Group Holdings PLC	43,726	2,569,038
Bloomsbury Publishing PLC	6,731	46,422
Bodycote PLC	88,379	690,435
boohoo Group PLC(1)(2)	500,772	215,105
BP PLC, ADR	716,449	25,068,550
Breedon Group PLC	36,121	168,270

Avantis International Equity ETF
	Shares	Value
Britvic PLC	62,843	$674,329
BT Group PLC	3,317,777	4,379,371
Bunzl PLC	36,605	1,459,045
Burberry Group PLC	225,071	3,654,429
Burford Capital Ltd.	64,627	964,686
Bytes Technology Group PLC	167,466	1,182,674
Capita PLC(1)	1,084	278
Capital Ltd.	48,201	53,261
Capricorn Energy PLC	132,612	194,335
Carnival PLC, ADR(1)	65,021	936,302
Centamin PLC	755,820	862,059
Central Asia Metals PLC	119,453	234,888
Centrica PLC	3,015,617	4,798,048
Cerillion PLC	2,538	49,880
Chemring Group PLC	104,731	458,403
Clarkson PLC	4,713	213,633
Close Brothers Group PLC	71,281	313,211
CMC Markets PLC	94,291	200,086
Coats Group PLC	769,265	661,394
Coca-Cola HBC AG(1)	76,186	2,374,967
Compass Group PLC	170,112	4,667,636
Computacenter PLC	40,312	1,484,145
ConvaTec Group PLC	72,739	226,388
Costain Group PLC	1,023	789
Cranswick PLC	5,363	261,152
Crest Nicholson Holdings PLC	183,348	490,743
CRH PLC	86,714	7,310,857
CRH PLC (London)	5,209	433,859
Croda International PLC	15,259	919,919
CVS Group PLC	25,261	469,921
Darktrace PLC(1)	42,527	192,812
DCC PLC	16,946	1,204,397
De La Rue PLC(1)	23,409	25,352
DFS Furniture PLC	51,473	79,200
Diageo PLC, ADR(2)	65,120	9,820,096
Direct Line Insurance Group PLC(1)	542,668	1,385,399
Diversified Energy Co. PLC(2)	10,618	125,599
Domino's Pizza Group PLC	55,194	235,179
dotdigital group PLC	80,743	96,141
Dowlais Group PLC	486,986	559,953
Dr Martens PLC	15,091	18,252
Drax Group PLC	211,732	1,244,843
DS Smith PLC	193,645	788,997
Dunelm Group PLC	77,774	1,133,755
easyJet PLC	252,328	1,738,464
Ecora Resources PLC	81,010	76,497
Elementis PLC(1)	63,519	113,536
Endeavour Mining PLC	39,948	656,700
Energean PLC	23,939	310,394
EnQuest PLC(1)	1,637,424	267,893
Essentra PLC	2,303	4,851

Avantis International Equity ETF
	Shares	Value
Experian PLC	133,384	$5,712,241
FDM Group Holdings PLC	19,914	100,895
Ferrexpo PLC(1)	170,474	155,278
Firstgroup PLC(2)	755,446	1,500,967
Forterra PLC	103,586	224,816
Foxtons Group PLC	20,412	15,209
Frasers Group PLC(1)	121,961	1,249,912
Fresnillo PLC	11,221	64,572
Frontier Developments PLC(1)	139	213
Games Workshop Group PLC	25,188	2,993,315
Gamma Communications PLC	8,418	131,477
Gateley Holdings PLC	10,549	17,168
Genel Energy PLC	86,155	89,369
Georgia Capital PLC(1)	28,758	445,450
Glencore PLC	2,454,971	11,671,243
Golar LNG Ltd.	60,489	1,227,322
Grafton Group PLC	126,320	1,560,323
Grainger PLC	230,081	724,982
Greggs PLC	82,404	2,810,405
GSK PLC, ADR	301,843	12,647,222
Gulf Keystone Petroleum Ltd.(1)(2)	240,330	288,027
Gym Group PLC(1)(2)	33,845	46,943
Haleon PLC, ADR	468,876	4,013,579
Halfords Group PLC	146,965	282,003
Halma PLC	47,084	1,371,157
Harbour Energy PLC	229,521	733,218
Hargreaves Lansdown PLC	77,813	717,139
Hays PLC	707,732	845,206
Helios Towers PLC(1)	282,551	268,129
Hikma Pharmaceuticals PLC	77,072	1,912,689
Hill & Smith PLC	39,353	903,264
Hiscox Ltd.	102,814	1,472,007
Hochschild Mining PLC(1)	222,040	259,345
Hollywood Bowl Group PLC	45,437	187,034
Howden Joinery Group PLC	416,685	4,363,963
HSBC Holdings PLC, ADR(2)	561,911	22,015,673
Hunting PLC	85,159	359,375
Ibstock PLC	238,243	486,652
IG Group Holdings PLC	187,382	1,654,002
IMI PLC	103,915	2,280,905
Impax Asset Management Group PLC	52,381	299,921
Inchcape PLC	123,529	1,066,289
Indivior PLC(1)	106,767	2,306,536
Informa PLC	30,213	309,772
IntegraFin Holdings PLC	580	2,011
InterContinental Hotels Group PLC	16,754	1,779,163
Intermediate Capital Group PLC	104,471	2,547,305
International Distributions Services PLC(1)	330,762	1,010,824
International Personal Finance PLC	137,303	194,874
Intertek Group PLC	50,224	2,939,822
Investec PLC	236,582	1,480,752

Avantis International Equity ETF
	Shares	Value
IP Group PLC	599,837	$362,225
IQE PLC(1)(2)	26,732	7,241
ITV PLC	658	466
IWG PLC(1)	346,537	812,568
J D Wetherspoon PLC(1)	68,487	654,574
J Sainsbury PLC	783,182	2,472,368
Jadestone Energy PLC(1)(2)	79,622	23,870
JD Sports Fashion PLC	1,148,967	1,716,881
JET2 PLC	124,542	2,193,921
Johnson Matthey PLC	93,233	1,817,304
Johnson Service Group PLC	77,430	139,777
Jubilee Metals Group PLC(1)	1,089,436	68,771
Jupiter Fund Management PLC	209,063	214,554
Just Group PLC	599,867	636,317
Kainos Group PLC	40,099	561,469
Keller Group PLC	55,722	609,565
Kingfisher PLC	721,140	2,138,609
Lancashire Holdings Ltd.	77,294	635,636
Legal & General Group PLC	1,063,572	3,260,959
Liontrust Asset Management PLC	32,284	261,484
Lloyds Banking Group PLC, ADR	3,708,933	8,678,903
London Stock Exchange Group PLC	16,287	1,829,245
Luceco PLC	33,601	59,529
Luxfer Holdings PLC	15,408	152,847
M&C Saatchi PLC	30,844	67,584
M&G PLC	658,788	1,872,959
Man Group PLC	589,141	1,808,330
Mandarin Oriental International Ltd.	14,400	22,065
Marks & Spencer Group PLC	1,360,032	4,076,362
Marshalls PLC	41,342	156,753
Marston's PLC(1)	435,668	160,957
Mears Group PLC	7,130	31,900
Mitchells & Butlers PLC(1)	171,796	510,331
Mitie Group PLC	802,969	1,084,432
Molten Ventures PLC(1)	76,477	258,100
Mondi PLC	101,531	1,805,169
Moneysupermarket.com Group PLC	106,363	329,015
Morgan Advanced Materials PLC	135,070	450,799
Morgan Sindall Group PLC	22,809	678,171
Mortgage Advice Bureau Holdings Ltd.	15,681	158,570
Motorpoint group PLC(1)	19,750	32,574
National Grid PLC, ADR(2)	132,102	8,805,919
NatWest Group PLC, ADR(2)	633,290	3,926,398
Next 15 Group PLC	3,558	40,400
Next PLC	49,101	5,162,394
Nexxen International Ltd.(1)	2,913	7,715
Ninety One PLC(2)	243,692	505,266
Norcros PLC	5,834	13,091
Ocado Group PLC(1)	20,783	134,607
OSB Group PLC	259,936	1,370,013
Pagegroup PLC	258,397	1,480,370

Avantis International Equity ETF
	Shares	Value
Pan African Resources PLC	1,546,201	$377,132
Pantheon Resources PLC(1)(2)	163,627	49,806
Paragon Banking Group PLC	125,893	1,022,449
Pearson PLC, ADR(2)	39,232	477,846
Pennon Group PLC	157,067	1,310,981
Persimmon PLC	111,008	1,913,049
Petra Diamonds Ltd.(1)	133,936	66,183
Phoenix Group Holdings PLC	122,890	773,965
Pinewood Technologies Group PLC(1)	1,282,037	591,539
Playtech PLC(1)	88,297	494,362
Plus500 Ltd.	84,585	1,816,887
Polar Capital Holdings PLC	1,873	10,007
Prax Exploration & Production PLC(1)	747,023	16,691
Premier Foods PLC	259,662	452,539
Prudential PLC, ADR	149,023	2,996,853
PZ Cussons PLC	112,175	141,739
QinetiQ Group PLC	98,340	460,615
Quilter PLC	1,113,983	1,362,866
Rathbones Group PLC	27,042	531,738
Reach PLC	162,804	121,585
Reckitt Benckiser Group PLC	94,263	5,955,805
Redde Northgate PLC	204,318	892,157
Redrow PLC	164,992	1,331,396
RELX PLC, ADR(2)	292,250	12,835,620
Renew Holdings PLC	13,568	149,374
Renewi PLC(1)	19,625	136,089
Renishaw PLC	1,507	81,983
Rentokil Initial PLC	113,300	630,738
Restore PLC(2)	2,534	7,355
Ricardo PLC	12,482	66,461
Rightmove PLC	390,842	2,804,955
Rio Tinto PLC, ADR	203,559	13,135,662
Rolls-Royce Holdings PLC(1)	745,790	3,480,826
RS Group PLC	120,144	1,146,706
RWS Holdings PLC	840	2,195
S4 Capital PLC(1)	94,435	47,776
Sabre Insurance Group PLC	617	1,232
Sage Group PLC	46,906	738,891
Savannah Energy PLC(1)	164,064	207
Savills PLC	33,588	391,755
Schroders PLC	185,595	925,026
Secure Trust Bank PLC	1,185	10,621
Senior PLC	183,040	367,156
Serco Group PLC	106,985	252,750
Serica Energy PLC	259,048	567,927
Severn Trent PLC	20,827	657,235
Shell PLC, ADR	548,139	34,439,573
SIG PLC(1)	147,724	57,941
Smart Metering Systems PLC	35,585	427,020
Smith & Nephew PLC, ADR(2)	93,965	2,491,012
Smiths Group PLC	30,306	617,012

Avantis International Equity ETF
	Shares	Value
Softcat PLC	64,861	$1,205,653
Spectris PLC	927	40,968
Speedy Hire PLC	321,669	108,020
Spirax-Sarco Engineering PLC	8,736	1,139,824
Spire Healthcare Group PLC	98,163	279,507
Spirent Communications PLC	160,161	212,860
SSE PLC	129,077	2,652,841
SSP Group PLC	236,357	653,363
St. James's Place PLC	126,706	806,783
Standard Chartered PLC	665,741	5,628,816
SThree PLC	96,431	509,139
Strix Group PLC(2)	121,367	107,471
Tate & Lyle PLC	220,389	1,673,261
Taylor Wimpey PLC	1,570,142	2,736,357
TBC Bank Group PLC	35,769	1,336,543
Telecom Plus PLC	4,518	83,571
Tesco PLC	1,252,217	4,416,610
TI Fluid Systems PLC	203,419	391,906
TP ICAP Group PLC	305,076	688,937
Travis Perkins PLC	81,257	759,126
TUI AG(1)	53,961	377,193
Tullow Oil PLC(1)(2)	280,936	100,139
Unilever PLC, ADR	211,631	10,363,570
United Utilities Group PLC	291,412	3,771,993
Vanquis Banking Group PLC	226,275	347,376
Vertu Motors PLC	309,938	258,261
Vesuvius PLC	65,779	402,289
Victrex PLC	25,257	392,551
Virgin Money U.K. PLC	724,956	1,423,637
Vistry Group PLC	143,597	1,910,926
Vodafone Group PLC, ADR	681,733	6,094,693
Watches of Switzerland Group PLC(1)	76,209	390,165
Watkin Jones PLC(2)	114,576	67,834
Weir Group PLC	44,886	1,041,125
WH Smith PLC	42,550	666,512
Whitbread PLC	73,424	3,066,921
Wickes Group PLC	242,404	487,866
Wincanton PLC	47,636	376,108
WPP PLC, ADR(2)	17,232	772,855
XP Power Ltd.	814	10,715
Yellow Cake PLC(1)	117,742	914,841
		505,848,721
United States — 0.2%
Arcadium Lithium PLC(1)	95,726	482,842
CNH Industrial NV	234,562	2,757,310
Ferguson PLC	15,200	3,170,019
Gen Digital, Inc.	455	9,778
Liberty Global Ltd., Class A(1)	33,435	585,113
Liberty Global Ltd., Class C(1)	69,734	1,293,566
Newmont Corp.	55,800	1,650,812
		9,949,440
TOTAL COMMON STOCKS (Cost $3,540,220,343)		3,981,082,723

Avantis International Equity ETF
	Shares	Value
RIGHTS — 0.0%
Australia — 0.0%
Lifestyle Communities Ltd.(1)	1,949	$13
Germany — 0.0%
AURELIUS Equity Opportunities SE & Co. KGaA(1)	7,906	453
Norway — 0.0%
Hunter Group ASA(1)	564	43
Hunter Group ASA(1)	1,112	60
		103
Sweden — 0.0%
AcadeMedia AB(1)	7,643	510
United States — 0.0%
Resolute Forest Products, Inc.(1)	20,752	24,594
TOTAL RIGHTS (Cost $23,315)		25,673
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	1,432	135
Canada — 0.0%
Constellation Software, Inc.(1)	1,886	14
Italy — 0.0%
Webuild SpA(1)(2)	3,662	7,758
TOTAL WARRANTS (Cost $—)		7,907
SHORT-TERM INVESTMENTS — 3.1%
Money Market Funds — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,244,466	3,244,466
State Street Navigator Securities Lending Government Money Market Portfolio(3)	122,840,449	122,840,449
TOTAL SHORT-TERM INVESTMENTS (Cost $126,084,915)		126,084,915
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $3,666,328,573)		4,107,201,218
OTHER ASSETS AND LIABILITIES — (2.8)%		(113,154,751)
TOTAL NET ASSETS — 100.0%		$3,994,046,467

Avantis International Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.9%
Industrials	18.5%
Consumer Discretionary	12.2%
Materials	10.4%
Information Technology	7.8%
Health Care	7.6%
Energy	7.4%
Consumer Staples	6.0%
Communication Services	3.8%
Utilities	3.2%
Real Estate	1.9%
Short-Term Investments	3.1%
Other Assets and Liabilities	(2.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $215,640,125. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $226,240,123, which includes securities collateral of $103,399,674.

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)

Avantis International Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.0%
Ampol Ltd.	1,036	$26,558
ANZ Group Holdings Ltd.	64,034	1,186,912
Aurizon Holdings Ltd.	242,046	599,892
Bendigo & Adelaide Bank Ltd.	3,130	19,732
BHP Group Ltd., ADR(1)	97,089	5,567,083
BlueScope Steel Ltd.	75,149	1,117,501
Brambles Ltd.	120,060	1,178,867
Evolution Mining Ltd.	3,482	6,619
Fortescue Ltd.	124,151	2,095,421
Harvey Norman Holdings Ltd.(1)	92,399	297,995
New Hope Corp. Ltd.	116,032	355,365
Northern Star Resources Ltd.	3,688	30,657
Pilbara Minerals Ltd.(1)	375,544	1,025,534
QBE Insurance Group Ltd.	3,998	44,997
Rio Tinto Ltd.	20,338	1,637,797
Santos Ltd.	384,515	1,770,513
Sonic Healthcare Ltd.	17,935	348,043
South32 Ltd.	379,634	727,256
Telstra Group Ltd.	10,373	25,774
Whitehaven Coal Ltd.	176,716	795,599
Woodside Energy Group Ltd.	23,712	467,809
Woodside Energy Group Ltd., ADR	10,782	212,621
Yancoal Australia Ltd.	63,387	245,681
		19,784,226
Austria — 0.3%
Erste Group Bank AG	8,380	335,059
OMV AG	6,404	282,198
Raiffeisen Bank International AG	10,053	209,412
voestalpine AG	2,759	75,375
		902,044
Belgium — 0.7%
Ackermans & van Haaren NV	371	62,412
Ageas SA	5,910	251,173
Bekaert SA	876	43,440
Colruyt Group NV	3,830	183,977
Deme Group NV	141	19,562
Euronav NV	4,204	74,348
KBC Ancora	4,390	206,377
KBC Group NV	7,473	526,419
Proximus SADP	7,621	63,795
Solvay SA	4,497	114,662
Syensqo SA(2)	2,240	199,998
UCB SA	3,859	445,249
Umicore SA	13,133	274,839
		2,466,251
Canada — 11.0%
ARC Resources Ltd.	79,254	1,350,731
B2Gold Corp.	40,125	96,680

Avantis International Large Cap Value ETF
	Shares	Value
Bank of Montreal	428	$38,740
Bank of Nova Scotia	43,546	2,111,603
Barrick Gold Corp.	8	117
BCE, Inc.	202	7,496
Canadian Imperial Bank of Commerce	40,490	1,915,977
Canadian Natural Resources Ltd.	56,093	3,907,477
Celestica, Inc.(2)	600	25,500
Cenovus Energy, Inc.	94,400	1,645,036
Crescent Point Energy Corp.	14,229	103,691
Element Fleet Management Corp.	2,671	44,577
Empire Co. Ltd., Class A	12,485	316,368
Fairfax Financial Holdings Ltd.	15	16,011
First Quantum Minerals Ltd.	12	114
Great-West Lifeco, Inc.(1)	17,394	535,732
iA Financial Corp., Inc.	12,106	750,721
Imperial Oil Ltd.	15,060	942,339
Keyera Corp.(1)	9,187	226,028
Kinross Gold Corp.	192,831	943,446
Loblaw Cos. Ltd.	276	29,415
Lundin Mining Corp.	10,387	82,122
Magna International, Inc.(1)	19,625	1,081,352
Manulife Financial Corp.	104,712	2,485,188
MEG Energy Corp.(2)	40,404	864,854
National Bank of Canada(1)	21,292	1,661,910
Northland Power, Inc.(1)	15,054	255,124
Nutrien Ltd.	17,711	924,472
Onex Corp.	8	596
Royal Bank of Canada	36,401	3,535,093
Suncor Energy, Inc.(1)	84,291	2,896,135
TC Energy Corp.	52,345	2,070,427
Teck Resources Ltd., Class B	45,666	1,754,767
Toronto-Dominion Bank	30,190	1,812,757
Tourmaline Oil Corp.	32,267	1,460,295
West Fraser Timber Co. Ltd.	349	28,087
Whitecap Resources, Inc.(1)	82,104	569,885
		36,490,863
Denmark — 0.7%
AP Moller - Maersk AS, A Shares	26	35,318
AP Moller - Maersk AS, B Shares	42	59,604
H Lundbeck AS	845	4,091
Jyske Bank AS	36	2,914
Novo Nordisk AS, ADR	17,740	2,124,720
Novozymes AS, B Shares	156	8,800
Pandora AS	213	34,446
Topdanmark AS	262	11,786
		2,281,679
Finland — 1.6%
Cargotec OYJ, B Shares	5,629	380,834
Huhtamaki OYJ	19,495	765,432
Kemira OYJ	30,395	547,587
Kesko OYJ, B Shares	29,518	564,372

Avantis International Large Cap Value ETF
	Shares	Value
Kojamo OYJ	24,230	$268,702
Kone OYJ, B Shares	2,660	130,237
Mandatum OYJ(2)	646	2,838
Metsa Board OYJ, Class B(1)	7,617	57,270
Neste OYJ	23,199	635,933
Outokumpu OYJ(1)	26,681	118,184
Sampo OYJ, A Shares	646	28,907
Stora Enso OYJ, R Shares	51,799	654,926
UPM-Kymmene OYJ	35,626	1,192,380
		5,347,602
France — 9.5%
Aeroports de Paris SA	308	41,929
ALD SA	9,391	57,586
ArcelorMittal SA, NY Shares	41,890	1,092,491
Arkema SA	6,984	723,906
AXA SA	1,485	52,869
BNP Paribas SA	4,648	278,973
Bouygues SA	60	2,373
Carrefour SA	25,893	435,037
Cie de Saint-Gobain SA	31,265	2,410,237
Cie Generale des Etablissements Michelin SCA	73,845	2,732,741
Dassault Aviation SA	1,919	379,376
Eiffage SA	7,898	860,076
Eurazeo SE	2,239	189,420
Gaztransport Et Technigaz SA	5,785	894,322
Getlink SE	38,313	654,136
Interparfums SA	1,727	96,329
Ipsen SA	4,081	448,310
JCDecaux SE(2)	4,703	97,143
Kering SA	2,277	1,048,849
La Francaise des Jeux SAEM	11,882	497,882
LVMH Moet Hennessy Louis Vuitton SE	3,617	3,301,363
Nexans SA	2,945	303,524
Orange SA, ADR	103,593	1,191,320
Renault SA	23,003	960,456
Safran SA	9,713	2,036,723
SCOR SE	5,573	170,057
SEB SA	3,578	424,022
Societe Generale SA	18	437
STMicroelectronics NV, NY Shares	2,764	126,094
Thales SA	4,586	680,166
TotalEnergies SE, ADR(1)	78,957	5,058,775
Ubisoft Entertainment SA(2)	7,784	178,677
Valeo SE	20,452	236,017
Vallourec SACA(2)	34,407	521,986
Verallia SA	9,671	357,760
Vinci SA	21,197	2,716,228
		31,257,590
Germany — 9.0%
Allianz SE	7,380	2,026,956
BASF SE	63,974	3,258,643

Avantis International Large Cap Value ETF
	Shares	Value
Bayerische Motoren Werke AG	16,544	$1,956,958
Bayerische Motoren Werke AG, Preference Shares	3,058	335,260
Bechtle AG	6,596	340,319
Brenntag SE	8,179	746,779
Commerzbank AG	12	139
Continental AG	16,087	1,290,422
Covestro AG(2)	24,472	1,331,955
Daimler Truck Holding AG	5,414	221,186
Deutsche Bank AG	81,612	1,096,049
Deutsche Lufthansa AG(2)	87,693	681,973
Deutsche Post AG	57,256	2,658,626
Deutsche Telekom AG	155,573	3,697,812
Dr Ing hc F Porsche AG, Preference Shares	3,097	289,573
Encavis AG(2)	12,711	151,921
Evonik Industries AG	37,289	688,324
Fielmann Group AG	1,394	66,034
Fraport AG Frankfurt Airport Services Worldwide(2)	195	10,853
FUCHS SE, Preference Shares	10,200	434,599
GEA Group AG	2,404	96,969
HelloFresh SE(2)	13,194	183,151
HUGO BOSS AG	7,376	502,237
Infineon Technologies AG	70,000	2,513,389
KION Group AG	3,157	159,511
Knorr-Bremse AG	6,002	420,200
Krones AG	1,166	144,164
Mercedes-Benz Group AG	25,112	2,001,044
Schaeffler AG, Preference Shares	18,117	131,887
Sixt SE	262	24,588
Talanx AG	7,905	564,265
thyssenkrupp AG	13,632	69,714
United Internet AG	16,474	398,890
Volkswagen AG	1,061	166,983
Volkswagen AG, Preference Shares	7,145	970,296
Wacker Chemie AG	1,233	134,865
		29,766,534
Hong Kong — 1.7%
AIA Group Ltd.	222,200	1,791,195
ASMPT Ltd.	14,100	172,930
Bank of East Asia Ltd.	128,400	160,368
BOC Hong Kong Holdings Ltd.	120,500	316,579
Hang Lung Group Ltd.	35,000	40,696
Hang Lung Properties Ltd.	85,000	91,232
Henderson Land Development Co. Ltd.	81,000	233,062
Hongkong Land Holdings Ltd.	79,700	269,846
Hysan Development Co. Ltd.	33,000	53,951
Jardine Matheson Holdings Ltd.	10,500	440,840
Kerry Properties Ltd.	29,500	48,476
Man Wah Holdings Ltd.	208,400	134,765
MTR Corp. Ltd.	53,000	175,338
New World Development Co. Ltd.(1)	127,000	159,561
Pacific Basin Shipping Ltd.	230,000	67,023

Avantis International Large Cap Value ETF
	Shares	Value
Sino Land Co. Ltd.	13,075	$14,081
SITC International Holdings Co. Ltd.	126,000	207,472
Sun Hung Kai Properties Ltd.	44,000	442,740
Swire Pacific Ltd., Class A	31,000	256,802
Swire Properties Ltd.	32,800	67,468
United Energy Group Ltd.(1)	1,056,000	64,608
WH Group Ltd.	777,000	466,943
		5,675,976
Ireland — 0.3%
AIB Group PLC	16,285	75,604
Bank of Ireland Group PLC	7,281	63,585
Glanbia PLC	11,193	202,932
Kingspan Group PLC	540	48,832
Smurfit Kappa Group PLC	14,991	640,707
		1,031,660
Israel — 0.6%
Bank Hapoalim BM	52,227	500,269
Bank Leumi Le-Israel BM	57,518	482,268
Bezeq The Israeli Telecommunication Corp. Ltd.	53,886	72,771
Delek Group Ltd.	761	102,769
First International Bank Of Israel Ltd.	2,046	88,324
ICL Group Ltd.	37,638	199,908
Israel Corp. Ltd.(2)	203	53,431
Israel Discount Bank Ltd., A Shares	74,458	388,477
Mizrahi Tefahot Bank Ltd.	6,232	246,665
		2,134,882
Italy — 3.9%
Azimut Holding SpA	18,000	516,233
Banca Generali SpA	10,494	387,967
Banca Popolare di Sondrio SpA	24	180
BPER Banca	103,102	413,938
Eni SpA, ADR(1)	70,263	2,160,587
FinecoBank Banca Fineco SpA	29,737	411,962
Intesa Sanpaolo SpA	162	516
Leonardo SpA	335	7,162
Poste Italiane SpA	61,474	721,050
Prysmian SpA	26,467	1,320,855
Stellantis NV	97,845	2,559,586
UniCredit SpA	128,745	4,312,263
		12,812,299
Japan — 20.2%
Aeon Co. Ltd.(1)	33,800	807,041
Aeon Mall Co. Ltd.(1)	8,300	96,905
AGC, Inc.	16,300	582,870
Air Water, Inc.	22,000	317,418
Aisin Corp.	11,900	449,407
Alfresa Holdings Corp.	17,300	257,996
Amada Co. Ltd.(1)	1,300	14,454
ANA Holdings, Inc.(2)	8,900	194,040
Asahi Kasei Corp.	24,200	168,383
Asics Corp.	600	25,535

Avantis International Large Cap Value ETF
	Shares	Value
BIPROGY, Inc.	9,000	$278,730
Bridgestone Corp.	15,200	652,726
Brother Industries Ltd.	600	10,067
Canon Marketing Japan, Inc.	700	20,848
Central Japan Railway Co.	2,900	72,935
Chugai Pharmaceutical Co. Ltd.	1,100	43,936
Coca-Cola Bottlers Japan Holdings, Inc.	13,300	175,833
Cosmo Energy Holdings Co. Ltd.	9,400	418,427
Cosmos Pharmaceutical Corp.	1,500	146,577
Credit Saison Co. Ltd.	19,600	381,282
Daicel Corp.	8,600	81,338
Daido Steel Co. Ltd.	400	4,734
Dai-ichi Life Holdings, Inc.	38,900	885,526
Daito Trust Construction Co. Ltd.	200	23,726
Daiwa Securities Group, Inc.	1,600	11,796
East Japan Railway Co.	1,200	70,994
Ebara Corp.	8,600	726,804
Electric Power Development Co. Ltd.	15,200	249,662
ENEOS Holdings, Inc.	102,000	440,088
Fuji Electric Co. Ltd.	9,500	578,526
Fujikura Ltd.	13,800	168,871
Fujitsu Ltd.	6,300	984,518
Fuyo General Lease Co. Ltd.	1,400	128,003
Hakuhodo DY Holdings, Inc.	1,600	14,894
Hino Motors Ltd.(2)	4,100	13,656
Hirose Electric Co. Ltd.	3,000	319,269
Hitachi Construction Machinery Co. Ltd.	3,800	109,978
Honda Motor Co. Ltd., ADR	56,239	2,001,546
Ibiden Co. Ltd.	500	23,143
Idemitsu Kosan Co. Ltd.	29,700	187,809
IHI Corp.(1)	15,000	330,852
INFRONEER Holdings, Inc.	19,700	202,076
Inpex Corp.	63,900	851,705
Internet Initiative Japan, Inc.	9,500	176,552
Isuzu Motors Ltd.	42,200	602,149
Ito En Ltd.	2,400	66,788
ITOCHU Corp.	32,500	1,411,830
Iwatani Corp.	3,900	193,861
J Front Retailing Co. Ltd.(1)	28,700	284,974
Japan Airlines Co. Ltd.	8,100	151,277
Japan Post Insurance Co. Ltd.	200	3,686
JFE Holdings, Inc.	44,600	731,454
JGC Holdings Corp.(1)	23,200	211,327
JSR Corp.	500	13,434
JTEKT Corp.	26,300	245,440
Kawasaki Heavy Industries Ltd.	18,600	514,412
KDDI Corp.	50,200	1,517,634
Kinden Corp.	1,400	23,869
Kobe Steel Ltd.(1)	45,300	621,333
Koito Manufacturing Co. Ltd.	3,700	46,901
Konami Group Corp.	200	13,459

Avantis International Large Cap Value ETF
	Shares	Value
Kuraray Co. Ltd.	31,600	$319,212
Kurita Water Industries Ltd.	7,000	285,286
Kyudenko Corp.	200	7,780
Kyushu Railway Co.	6,700	154,015
Lawson, Inc.	4,300	294,482
Macnica Holdings, Inc.	6,600	365,330
Makita Corp.	15,300	400,312
Marubeni Corp.	1,000	16,572
Marui Group Co. Ltd.	12,000	195,715
Mazda Motor Corp.	61,300	711,847
MEIJI Holdings Co. Ltd.	2,200	49,510
Mitsubishi Chemical Group Corp.	100,300	575,555
Mitsubishi Corp.	4,500	96,523
Mitsubishi Gas Chemical Co., Inc.	11,700	190,701
Mitsubishi HC Capital, Inc.	73,500	507,872
Mitsubishi Motors Corp.(1)	71,200	219,886
Mitsubishi UFJ Financial Group, Inc., ADR	354	3,636
Mitsui Chemicals, Inc.	11,400	316,146
Mitsui High-Tec, Inc.	1,400	78,715
Mizuho Financial Group, Inc., ADR	201,270	756,775
MS&AD Insurance Group Holdings, Inc.	1,200	59,967
Nagoya Railroad Co. Ltd.	15,600	222,666
NEC Corp.	9,700	654,723
NGK Insulators Ltd.	24,500	319,949
NH Foods Ltd.	1,500	52,426
Nichirei Corp.	12,400	310,340
Nifco, Inc.	6,800	164,154
NIPPON EXPRESS HOLDINGS, Inc.	1,000	52,867
Nippon Steel Corp.(1)	46,100	1,144,001
Nippon Telegraph & Telephone Corp.	897,900	1,091,995
Nippon Yusen KK	33,100	1,054,117
Nissan Motor Co. Ltd.(1)	160,400	631,922
Niterra Co. Ltd.	15,800	479,667
Nitto Denko Corp.	300	27,583
NS Solutions Corp.	3,200	107,097
NSK Ltd.	40,300	221,226
Obayashi Corp.	59,100	572,173
Odakyu Electric Railway Co. Ltd.	29,300	411,947
Oji Holdings Corp.	82,200	321,910
Ono Pharmaceutical Co. Ltd.	16,300	269,922
ORIX Corp., ADR	11,095	1,167,305
Pan Pacific International Holdings Corp.	1,400	33,004
Panasonic Holdings Corp.	3,300	31,197
Persol Holdings Co. Ltd.	69,200	100,264
Resona Holdings, Inc.	23,300	127,162
Resonac Holdings Corp.	7,200	173,990
Ricoh Co. Ltd.	49,800	414,781
Ryohin Keikaku Co. Ltd.	20,500	323,925
Sankyo Co. Ltd.(1)	27,500	314,150
Santen Pharmaceutical Co. Ltd.	22,000	218,038
Sanwa Holdings Corp.	22,000	390,495

Avantis International Large Cap Value ETF
	Shares	Value
Sapporo Holdings Ltd.	5,400	$237,570
SBI Holdings, Inc.	24,800	667,717
SCREEN Holdings Co. Ltd.	8,800	1,105,049
SCSK Corp.	14,400	265,603
Sega Sammy Holdings, Inc.	14,400	180,779
Seibu Holdings, Inc.	25,200	364,346
Seiko Epson Corp.	14,800	239,576
Sekisui Chemical Co. Ltd.	7,000	98,696
Seven & i Holdings Co. Ltd.(1)	9,300	138,597
Seven Bank Ltd.(1)	63,600	127,047
SG Holdings Co. Ltd.	16,100	201,971
Sharp Corp.(1)(2)	2,000	10,900
Shimizu Corp.	51,700	299,883
Shinko Electric Industries Co. Ltd.	7,600	275,926
Shionogi & Co. Ltd.	600	29,872
Shizuoka Financial Group, Inc.	18,800	184,021
Sojitz Corp.	22,020	559,228
Sompo Holdings, Inc.	8,500	498,320
Sony Group Corp., ADR	32,050	2,750,211
Stanley Electric Co. Ltd.	10,400	178,291
Subaru Corp.	46,800	1,058,887
SUMCO Corp.	36,900	579,103
Sumitomo Electric Industries Ltd.	56,100	833,011
Sumitomo Mitsui Financial Group, Inc., ADR	195,864	2,181,925
Sumitomo Realty & Development Co. Ltd.	16,500	489,426
Sumitomo Rubber Industries Ltd.	23,200	270,448
Sundrug Co. Ltd.	5,100	159,219
Suzuken Co. Ltd.	3,100	92,290
Suzuki Motor Corp.	800	35,216
Taiheiyo Cement Corp.	1,400	29,410
Taisei Corp.	14,500	455,889
Takashimaya Co. Ltd.(1)	17,100	257,392
TDK Corp.	23,300	1,214,789
THK Co. Ltd.	900	19,834
TIS, Inc.	19,000	428,806
Tobu Railway Co. Ltd.	15,700	401,355
Tokio Marine Holdings, Inc.	29,900	873,578
Tokyo Century Corp.	16,300	170,196
Tokyo Tatemono Co. Ltd.	2,000	29,011
Tokyu Fudosan Holdings Corp.	66,200	434,718
TOPPAN Holdings, Inc.	16,700	398,020
Toray Industries, Inc.	600	2,768
Tosoh Corp.	600	8,176
Toyo Seikan Group Holdings Ltd.	200	3,368
Toyo Tire Corp.	16,300	295,306
Toyoda Gosei Co. Ltd.	9,700	200,064
Toyota Boshoku Corp.	8,600	136,413
Toyota Motor Corp., ADR(1)	27,837	6,696,190
Toyota Tsusho Corp.	14,400	932,882
Trend Micro, Inc.	7,400	367,753
USS Co. Ltd.	800	13,926

Avantis International Large Cap Value ETF
	Shares	Value
Welcia Holdings Co. Ltd.(1)	3,800	$71,706
West Japan Railway Co.	16,200	673,624
Yamaha Motor Co. Ltd.	57,600	516,403
Yokogawa Electric Corp.	20,300	429,706
Yokohama Rubber Co. Ltd.	11,500	305,910
Zenkoku Hosho Co. Ltd.	2,200	80,745
		66,927,203
Netherlands — 2.5%
ABN AMRO Bank NV, CVA	5,907	95,097
AerCap Holdings NV(2)	7,912	610,648
Akzo Nobel NV	515	37,538
ASML Holding NV, NY Shares	3,481	3,312,798
ASR Nederland NV	10,834	500,041
BE Semiconductor Industries NV	12	2,174
ING Groep NV, ADR	82,336	1,129,650
InPost SA(2)	12,350	192,971
Koninklijke Ahold Delhaize NV	29,856	889,167
Koninklijke KPN NV	138,700	507,012
NN Group NV	16,035	715,605
OCI NV(1)	2,227	58,758
Randstad NV	5,682	313,385
		8,364,844
New Zealand — 0.2%
Air New Zealand Ltd.	50,725	18,975
Auckland International Airport Ltd.(1)	3,199	15,786
Chorus Ltd.	22,363	108,307
Fletcher Building Ltd.	41,753	104,337
Meridian Energy Ltd.	22,079	80,396
Ryman Healthcare Ltd.(1)(2)	10,891	30,810
Spark New Zealand Ltd.	64,561	199,415
Summerset Group Holdings Ltd.	2,218	14,919
		572,945
Norway — 1.0%
BW LPG Ltd.	3,924	45,187
DNB Bank ASA	6,261	125,369
Equinor ASA, ADR	46,384	1,141,974
Hafnia Ltd.	38,647	284,405
Norsk Hydro ASA	99,493	510,673
Schibsted ASA, B Shares	30	837
Stolt-Nielsen Ltd.	1,343	50,358
Storebrand ASA	58,161	519,928
Wallenius Wilhelmsen ASA	13,558	130,066
Yara International ASA	14,917	464,204
		3,273,001
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares(2)	577,406	167,174
Galp Energia SGPS SA	34,487	542,676
Jeronimo Martins SGPS SA	5,028	120,400
NOS SGPS SA	54	188
Sonae SGPS SA	20,462	18,828
		849,266

Avantis International Large Cap Value ETF
	Shares	Value
Singapore — 1.3%
City Developments Ltd.	41,700	$175,763
DBS Group Holdings Ltd.	1,600	39,672
Golden Agri-Resources Ltd.	1,134,800	223,449
Jardine Cycle & Carriage Ltd.	7,000	132,696
Keppel Ltd.	4,100	22,109
Oversea-Chinese Banking Corp. Ltd.	131,300	1,268,215
Seatrium Ltd.(2)	12,315	826
Singapore Airlines Ltd.	77,100	371,101
Singapore Exchange Ltd.	1,000	7,025
United Overseas Bank Ltd.	55,500	1,154,878
UOL Group Ltd.	29,300	128,361
Wilmar International Ltd.	117,800	290,919
Yangzijiang Shipbuilding Holdings Ltd.	286,100	372,813
		4,187,827
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA(1)	369	15,174
Banco de Sabadell SA	28,648	37,259
Banco Santander SA, ADR	768,102	3,156,899
Corp. ACCIONA Energias Renovables SA(1)	548	11,331
Industria de Diseno Textil SA	16,865	750,291
Mapfre SA(1)	52,176	110,765
Repsol SA	232,387	3,691,481
Telefonica SA, ADR	110,585	452,293
		8,225,493
Sweden — 2.8%
AAK AB	18,563	409,202
Atlas Copco AB, A Shares	486	8,443
Atlas Copco AB, B Shares	1,014	15,181
Avanza Bank Holding AB(1)	15,108	332,523
Axfood AB	1,513	42,246
Billerud Aktiebolag	716	6,101
Boliden AB	19,630	497,510
Essity AB, B Shares	2,195	51,179
Getinge AB, B Shares(1)	5,545	109,886
H & M Hennes & Mauritz AB, B Shares	37,245	505,751
Holmen AB, B Shares	1,460	58,618
Husqvarna AB, B Shares	3,224	24,901
Industrivarden AB, A Shares	2,669	91,115
Loomis AB	6,337	171,489
Nordea Bank Abp	90,082	1,096,608
Nordnet AB publ	14,824	271,027
Paradox Interactive AB	4,076	75,389
Sandvik AB	1,583	35,645
Sinch AB(2)	10	25
Skandinaviska Enskilda Banken AB, A Shares	59,131	879,438
Skanska AB, B Shares	156	2,879
SKF AB, B Shares	16,677	364,260
SSAB AB, A Shares	3,517	27,505
SSAB AB, B Shares	10,102	79,104
Svenska Handelsbanken AB, A Shares	29,925	357,898

Avantis International Large Cap Value ETF
	Shares	Value
Swedbank AB, A Shares	44,605	$980,992
Telefonaktiebolaget LM Ericsson, ADR	125,859	684,673
Telia Co. AB(1)	118,831	282,833
Trelleborg AB, B Shares	66	2,399
Volvo AB, A Shares	6,632	185,055
Volvo AB, B Shares	50,227	1,383,931
Volvo Car AB, Class B(2)	30,089	110,024
		9,143,830
Switzerland — 8.0%
Baloise Holding AG	2,725	439,678
Cie Financiere Richemont SA, Class A	6,765	1,076,833
DKSH Holding AG	669	49,160
EFG International AG(2)	6,577	94,193
EMS-Chemie Holding AG	450	314,027
Flughafen Zurich AG	717	151,252
Georg Fischer AG	9,264	687,431
Helvetia Holding AG	2,742	387,435
Holcim AG(2)	169	13,794
Inficon Holding AG	9	13,973
Julius Baer Group Ltd.	3,926	210,313
Kuehne & Nagel International AG	3,974	1,337,990
Logitech International SA	4,047	358,104
Novartis AG, ADR	69,428	7,010,145
OC Oerlikon Corp. AG	24	114
Partners Group Holding AG	1,537	2,209,999
Roche Holding AG	24,368	6,371,283
Roche Holding AG, Bearer Shares	1,111	307,129
SFS Group AG	2,186	272,879
Stadler Rail AG	3,143	98,890
Sulzer AG	84	9,828
Swatch Group AG	376	17,177
Swatch Group AG, Bearer Shares	190	44,856
Swiss Life Holding AG	1,739	1,264,074
Swiss Re AG	4,034	486,882
Swisscom AG	1,525	871,654
VAT Group AG	497	249,469
Vontobel Holding AG	587	35,886
Zurich Insurance Group AG	3,719	1,978,621
		26,363,069
United Kingdom — 15.5%
3i Group PLC	139,230	4,349,971
Admiral Group PLC	26,990	910,677
Antofagasta PLC	13,170	302,584
Ashtead Group PLC	48,626	3,497,413
AstraZeneca PLC, ADR	1	64
Barclays PLC, ADR(1)	231,215	1,965,328
BP PLC, ADR	162,466	5,684,685
BT Group PLC	862,023	1,137,846
Burberry Group PLC	65,119	1,057,323
Coca-Cola HBC AG(2)	20,949	653,049
Diageo PLC, ADR	414	62,431

Avantis International Large Cap Value ETF
	Shares	Value
easyJet PLC	89,237	$614,816
Games Workshop Group PLC	2,648	314,686
Glencore PLC	592,804	2,818,265
GSK PLC, ADR	14,632	613,081
Haleon PLC, ADR	138,429	1,184,952
Hargreaves Lansdown PLC	6,797	62,642
Howden Joinery Group PLC	149,141	1,561,961
HSBC Holdings PLC, ADR(1)	150,583	5,899,842
International Distributions Services PLC(2)	19,381	59,229
J Sainsbury PLC	115,030	363,130
JD Sports Fashion PLC	467,465	698,525
Legal & General Group PLC	5,721	17,541
Lloyds Banking Group PLC, ADR	237,544	555,853
Marks & Spencer Group PLC	668,824	2,004,636
NatWest Group PLC, ADR(1)	118,554	735,035
Next PLC	20,453	2,150,393
Rightmove PLC	116,360	835,081
Shell PLC, ADR	119,500	7,508,185
Taylor Wimpey PLC	616,749	1,074,836
Vodafone Group PLC, ADR	218,161	1,950,359
Wise PLC, Class A(2)	55,707	647,164
		51,291,583
United States — 0.0%
Arcadium Lithium PLC(2)	1,334	6,729
CNH Industrial NV	12,777	150,195
		156,924
TOTAL COMMON STOCKS (Cost $298,309,361)		329,307,591
SHORT-TERM INVESTMENTS — 4.2%
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	377,713	377,713
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,391,554	13,391,554
TOTAL SHORT-TERM INVESTMENTS (Cost $13,769,267)		13,769,267
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $312,078,628)		343,076,858
OTHER ASSETS AND LIABILITIES — (3.8)%		(12,593,595)
TOTAL NET ASSETS — 100.0%		$330,483,263

Avantis International Large Cap Value ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.4%
Energy	15.3%
Consumer Discretionary	15.1%
Industrials	14.3%
Materials	11.9%
Health Care	5.7%
Information Technology	4.8%
Communication Services	4.5%
Consumer Staples	3.4%
Real Estate	1.0%
Utilities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	(3.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,972,131. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,946,609, which includes securities collateral of $10,555,055.

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)

Avantis International Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 8.8%
29Metals Ltd.(1)	1,291	$310
4DMedical Ltd.(1)	2,409	1,040
Accent Group Ltd.	3,420	4,501
Adairs Ltd.	1,626	2,547
Adbri Ltd.(1)	4,267	8,699
Aeris Resources Ltd.(1)	2,632	197
Alkane Resources Ltd.(1)	1,811	562
Altium Ltd.	1,060	44,783
Alumina Ltd.(1)	21,906	15,036
AMP Ltd.	25,490	18,519
Ansell Ltd.	1,152	17,868
Appen Ltd.(1)	872	322
ARB Corp. Ltd.	722	19,511
Aurelia Metals Ltd.(1)	9,548	834
Aussie Broadband Ltd.(1)	2,068	6,124
Austal Ltd.	3,624	4,832
Australian Clinical Labs Ltd.	1,096	1,704
Australian Ethical Investment Ltd.	912	3,166
Azure Minerals Ltd.(1)	2,091	4,800
Baby Bunting Group Ltd.	640	656
Bank of Queensland Ltd.	6,204	23,725
Bannerman Energy Ltd.(1)	1,436	3,017
Bapcor Ltd.	2,745	10,642
Beach Energy Ltd.	17,289	18,000
Bega Cheese Ltd.	1,988	5,459
Bendigo & Adelaide Bank Ltd.	5,153	32,485
Berkeley Energia Ltd.(1)	2,465	455
Boral Ltd.(1)	3,784	14,754
Brickworks Ltd.	769	14,595
Bubs Australia Ltd.(1)	1,268	94
Capricorn Metals Ltd.(1)	2,795	8,579
Cettire Ltd.(1)	2,291	7,162
Challenger Ltd.	4,164	18,252
Champion Iron Ltd.	4,666	23,494
Clinuvel Pharmaceuticals Ltd.	121	1,078
Coast Entertainment Holdings Ltd.(1)	1,377	430
Codan Ltd.	836	5,568
Collins Foods Ltd.	1,164	8,345
Cooper Energy Ltd.(1)	18,610	1,754
Core Lithium Ltd.(1)	5,435	742
Coronado Global Resources, Inc.	6,049	5,351
Credit Corp. Group Ltd.	626	7,840
CSR Ltd.	4,153	23,861
Data#3 Ltd.	1,235	6,763
Deep Yellow Ltd.(1)	7,209	6,393
Delta Lithium Ltd.(1)	5,203	1,136
Deterra Royalties Ltd.	3,948	12,744
DGL Group Ltd.(1)	492	224

Avantis International Small Cap Equity ETF
	Shares	Value
Dicker Data Ltd.	706	$5,782
Domain Holdings Australia Ltd.	1,914	4,161
Domino's Pizza Enterprises Ltd.	523	15,345
Downer EDI Ltd.	5,297	17,195
Eagers Automotive Ltd.	1,568	15,164
Elders Ltd.	1,668	9,876
Electro Optic Systems Holdings Ltd.(1)	1,362	1,623
EML Payments Ltd.(1)	3,304	2,134
EVT Ltd.	833	6,280
FireFly Metals Ltd.(1)	3,298	1,046
FleetPartners Group Ltd.(1)	2,777	6,307
Flight Centre Travel Group Ltd.	1,443	20,122
G8 Education Ltd.	5,420	4,456
Galan Lithium Ltd.(1)	1,618	436
Genesis Minerals Ltd.(1)	9,281	9,183
Global Lithium Resources Ltd.(1)	761	295
Gold Road Resources Ltd.	10,834	10,352
GrainCorp Ltd., A Shares	2,442	12,372
Grange Resources Ltd.	4,776	1,338
GUD Holdings Ltd.	1,276	9,724
GWA Group Ltd.	1,728	3,011
Hansen Technologies Ltd.	1,572	4,915
Harvey Norman Holdings Ltd.	5,552	17,906
Hastings Technology Metals Ltd.(1)	363	146
Healius Ltd.(1)	2,081	1,501
Helia Group Ltd.	4,112	11,055
Helloworld Travel Ltd.	915	1,650
Iluka Resources Ltd.	3,987	17,774
Imdex Ltd.	4,603	6,355
Immutep Ltd.(1)	5,171	1,235
Imugene Ltd.(1)	45,516	3,569
Incitec Pivot Ltd.	6,572	11,539
Inghams Group Ltd.	4,163	9,859
Insignia Financial Ltd.	4,804	7,407
Integral Diagnostics Ltd.	865	1,238
Invictus Energy Ltd.(1)	4,824	314
ioneer Ltd.(1)	9,057	766
IPH Ltd.	1,964	8,093
IRESS Ltd.(1)	1,644	8,414
JB Hi-Fi Ltd.	1,028	41,198
Jervois Global Ltd.(1)	7,404	120
Johns Lyng Group Ltd.	1,753	7,184
Judo Capital Holdings Ltd.(1)	5,256	4,268
Jumbo Interactive Ltd.	488	5,754
Karoon Energy Ltd.(1)	8,827	11,123
Kelsian Group Ltd.	1,842	7,253
Kogan.com Ltd.(1)	825	4,263
Lake Resources NL(1)	6,024	471
Lendlease Corp. Ltd.	1,412	5,899
Lifestyle Communities Ltd.	720	7,200
Lindian Resources Ltd.(1)	6,234	590

Avantis International Small Cap Equity ETF
	Shares	Value
Lindsay Australia Ltd.	2,440	$1,709
Link Administration Holdings Ltd.	4,633	6,637
Lithium Power International Ltd.(1)	2,232	784
Lovisa Holdings Ltd.	364	7,708
MA Financial Group Ltd.	802	2,500
Maas Group Holdings Ltd.	747	2,344
Magellan Financial Group Ltd.	1,594	8,435
Mayne Pharma Group Ltd.(1)	712	3,146
McMillan Shakespeare Ltd.	608	8,657
Megaport Ltd.(1)	1,209	11,432
Mesoblast Ltd.(1)	10,625	2,038
Metals X Ltd.(1)	3,236	610
Metcash Ltd.	9,117	22,035
MMA Offshore Ltd.(1)	4,107	5,719
Monadelphous Group Ltd.	748	6,884
Mount Gibson Iron Ltd.(1)	3,019	972
Myer Holdings Ltd.	6,592	3,496
MyState Ltd.	371	767
Neometals Ltd.(1)	801	73
Netwealth Group Ltd.	1,195	14,904
Neuren Pharmaceuticals Ltd.(1)	233	2,935
New Hope Corp. Ltd.	6,380	19,540
NextEd Group Ltd.(1)	1,867	455
nib holdings Ltd.	4,786	22,819
Nick Scali Ltd.	712	6,788
Nickel Industries Ltd.	15,482	7,113
Nine Entertainment Co. Holdings Ltd.	13,252	14,837
Novonix Ltd.(1)	1,817	975
NRW Holdings Ltd.	4,330	8,412
Nufarm Ltd.	3,034	11,377
OFX Group Ltd.(1)	2,092	2,073
Omni Bridgeway Ltd.(1)	1,344	1,472
oOh!media Ltd.	4,932	5,921
Orora Ltd.	12,242	21,361
Paladin Energy Ltd.(1)	26,508	21,427
Panoramic Resources Ltd.(1)	1,504	26
PeopleIN Ltd.	203	138
Perenti Ltd.(1)	6,988	4,139
Perpetual Ltd.	1,024	16,040
Perseus Mining Ltd.	15,610	17,661
PEXA Group Ltd.(1)	1,171	9,760
Pinnacle Investment Management Group Ltd.	1,224	8,977
Platinum Asset Management Ltd.	3,962	2,650
Praemium Ltd.(1)	2,274	571
Premier Investments Ltd.	824	16,218
PWR Holdings Ltd.	520	4,186
Qube Holdings Ltd.	15,684	33,205
Ramelius Resources Ltd.	11,756	10,963
Red 5 Ltd.(1)	26,738	5,713
Regis Resources Ltd.(1)	7,706	9,013
Reliance Worldwide Corp. Ltd.	7,937	28,332

Avantis International Small Cap Equity ETF
	Shares	Value
Renascor Resources Ltd.(1)	11,818	$638
Resolute Mining Ltd.(1)	23,808	5,155
Ridley Corp. Ltd.	2,795	4,370
Sandfire Resources Ltd.(1)	4,377	21,588
Sayona Mining Ltd.(1)	33,524	875
Select Harvests Ltd.(1)	1,088	3,122
Service Stream Ltd.	6,251	4,572
Sigma Healthcare Ltd.	9,476	7,072
Silver Lake Resources Ltd.(1)	10,090	7,021
Sims Ltd.	1,530	12,186
SiteMinder Ltd.(1)	2,259	7,932
SmartGroup Corp. Ltd.	1,363	9,732
St Barbara Ltd.(1)	4,548	441
Stanmore Resources Ltd.	3,842	8,330
Star Entertainment Group Ltd.(1)	17,337	5,867
Strandline Resources Ltd.(1)	970	45
Strike Energy Ltd.(1)	16,459	2,307
Super Retail Group Ltd.	1,884	20,053
Syrah Resources Ltd.(1)	2,906	1,157
Technology One Ltd.	2,810	31,064
Terracom Ltd.	3,155	502
Tietto Minerals Ltd.(1)	6,403	2,497
Tyro Payments Ltd.(1)	3,768	2,755
Ventia Services Group Pty. Ltd.	6,379	15,722
Viva Energy Group Ltd.	10,576	25,254
Vulcan Energy Resources Ltd.(1)	555	825
Webjet Ltd.(1)	3,481	15,791
West African Resources Ltd.(1)	10,051	5,721
Westgold Resources Ltd.(1)	5,769	7,308
Wildcat Resources Ltd.(1)	7,571	3,597
Xanadu Mines Ltd.(1)	9,970	273
Zip Co. Ltd.(1)	3,443	2,159
		1,446,092
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG	675	13,714
DO & Co. AG	223	34,687
Lenzing AG(1)	470	14,716
Oesterreichische Post AG	913	29,563
Porr AG	480	7,042
Schoeller-Bleckmann Oilfield Equipment AG	272	12,260
UNIQA Insurance Group AG	3,585	31,386
		143,368
Belgium — 1.2%
Bekaert SA	552	27,373
bpost SA	1,643	6,163
Euronav NV	928	16,412
Fagron	1,177	22,903
Galapagos NV, ADR(1)	641	22,506
KBC Ancora	27	1,269
Kinepolis Group NV	235	11,020
Ontex Group NV(1)	979	7,850

Avantis International Small Cap Equity ETF
	Shares	Value
Proximus SADP	2,585	$21,639
Solvay SA	1,395	35,569
Tessenderlo Group SA	360	9,610
VGP NV	193	21,227
		203,541
Canada — 9.3%
5N Plus, Inc.(1)	320	1,037
Advantage Energy Ltd.(1)	1,600	11,837
Aecon Group, Inc.	640	6,711
Africa Oil Corp.	4,160	6,406
Ag Growth International, Inc.	320	13,339
AGF Management Ltd., Class B	320	1,917
Alamos Gold, Inc., Class A	2,880	33,975
Algoma Steel Group, Inc.	800	6,484
Algonquin Power & Utilities Corp.	2,720	15,893
Altius Minerals Corp.	320	4,197
Altus Group Ltd.	160	5,905
Andlauer Healthcare Group, Inc.	160	4,751
Argonaut Gold, Inc.(1)	3,200	542
Aris Mining Corp.(1)	640	1,792
Aritzia, Inc.(1)	360	9,520
Arizona Metals Corp.(1)	320	415
Atco Ltd., Class I	640	17,528
Athabasca Oil Corp.(1)	5,120	18,561
Atrium Mortgage Investment Corp.	320	2,643
B2Gold Corp.	9,600	23,131
Badger Infrastructure Solution	320	10,978
Ballard Power Systems, Inc.(1)	960	3,042
Baytex Energy Corp.	5,000	15,953
Birchcliff Energy Ltd.	1,920	7,640
Bird Construction, Inc.	480	6,027
Bitfarms Ltd.(1)	1,920	5,503
BlackBerry Ltd.(1)	1,920	5,376
Boralex, Inc., A Shares	640	14,067
Calibre Mining Corp.(1)	4,850	5,539
Canada Goose Holdings, Inc.(1)	320	4,360
Canadian Western Bank	800	17,089
Canfor Corp.(1)	320	3,898
Capital Power Corp.	960	27,127
Capstone Copper Corp.(1)	2,880	15,109
Cardinal Energy Ltd.	960	4,683
Cascades, Inc.	640	4,961
Celestica, Inc.(1)	960	40,801
Centerra Gold, Inc.	1,600	8,029
CES Energy Solutions Corp.	1,920	6,041
Chorus Aviation, Inc.(1)	640	986
CI Financial Corp.	1,280	15,958
Colliers International Group, Inc.	320	37,238
Computer Modelling Group Ltd.	640	4,763
Converge Technology Solutions Corp.	960	3,593
Corus Entertainment, Inc., B Shares	640	335

Avantis International Small Cap Equity ETF
	Shares	Value
Crescent Point Energy Corp.	4,360	$31,773
Crew Energy, Inc.(1)	1,280	4,225
Definity Financial Corp.	640	21,641
Docebo, Inc.(1)	160	8,734
Doman Building Materials Group Ltd.	640	3,824
DREAM Unlimited Corp., Class A	320	4,852
Dundee Precious Metals, Inc.	1,440	9,740
Dye & Durham Ltd.	320	3,105
ECN Capital Corp.	800	1,645
Eldorado Gold Corp.(1)	1,600	16,635
Encore Energy Corp.(1)	491	1,895
Enerflex Ltd.	640	3,725
Enerplus Corp.	1,480	26,227
Enghouse Systems Ltd.	320	8,366
Ensign Energy Services, Inc.(1)	640	986
EQB, Inc.	320	20,320
Equinox Gold Corp.(1)	2,400	9,762
ERO Copper Corp.(1)	640	10,903
Exchange Income Corp.	160	5,713
Extendicare, Inc.	480	2,391
Fiera Capital Corp.	320	1,952
Finning International, Inc.	480	12,584
First Majestic Silver Corp.	1,760	7,924
First National Financial Corp.	160	4,740
Fission Uranium Corp.(1)	3,200	2,405
Fortuna Silver Mines, Inc.(1)	2,720	7,395
Freehold Royalties Ltd.	960	9,733
Frontera Energy Corp.(1)	320	1,858
Gear Energy Ltd.	1,600	766
Gibson Energy, Inc.	1,120	18,527
goeasy Ltd.	160	19,628
GoGold Resources, Inc.(1)	1,280	934
GoldMining, Inc.(1)	640	505
Headwater Exploration, Inc.	1,600	8,052
Hudbay Minerals, Inc.	2,400	14,130
Hut 8 Corp.(1)	384	3,265
i-80 Gold Corp.(1)	960	1,210
IAMGOLD Corp.(1)	3,520	9,182
Innergex Renewable Energy, Inc.	640	3,985
Interfor Corp.(1)	320	4,784
International Petroleum Corp.(1)	800	8,424
Journey Energy, Inc.(1)	320	877
Karora Resources, Inc.(1)	1,280	3,857
Kelt Exploration Ltd.(1)	1,600	6,897
Kingsway Financial Services, Inc.(1)	68	600
Labrador Iron Ore Royalty Corp.	320	7,133
Laurentian Bank of Canada	320	6,220
Lightspeed Commerce, Inc.(1)	960	13,475
Linamar Corp.	320	15,661
Lion Electric Co.(1)	640	938
Lithium Americas Argentina Corp.(1)	480	2,366

Avantis International Small Cap Equity ETF
	Shares	Value
Lundin Gold, Inc.	960	$11,183
Major Drilling Group International, Inc.(1)	320	1,846
Maple Leaf Foods, Inc.	640	10,889
Martinrea International, Inc.	640	6,555
Mattr Corp.(1)	640	7,125
MDA Ltd.(1)	960	10,370
Methanex Corp.	320	14,312
MTY Food Group, Inc.	160	5,954
Mullen Group Ltd.	640	7,074
Neo Performance Materials, Inc.	320	1,672
New Gold, Inc.(1)	6,400	7,828
New Pacific Metals Corp.(1)	480	428
North American Construction Group Ltd.	320	8,012
North West Co., Inc.	320	9,505
Northland Power, Inc.	960	16,269
Novagold Resources, Inc.(1)	1,060	2,629
NuVista Energy Ltd.(1)	1,440	12,351
Obsidian Energy Ltd.(1)	640	4,537
OceanaGold Corp.	5,440	9,019
Onex Corp.	320	23,831
Orla Mining Ltd.(1)	800	2,635
Osisko Gold Royalties Ltd.	1,120	16,357
Osisko Mining, Inc.(1)	1,440	2,631
Paramount Resources Ltd., A Shares	640	14,039
Parex Resources, Inc.	960	15,491
Park Lawn Corp.	160	2,245
Parkland Corp.	640	20,471
Pason Systems, Inc.	320	3,263
Payfare, Inc.(1)	160	829
Pet Valu Holdings Ltd.	320	7,050
PetroTal Corp.(1)	6,400	3,490
Peyto Exploration & Development Corp.	1,920	19,934
PHX Energy Services Corp.	480	3,190
Pine Cliff Energy Ltd.	1,920	1,599
Pizza Pizza Royalty Corp.	320	3,372
PrairieSky Royalty Ltd.	1,280	22,853
Precision Drilling Corp.(1)	160	9,505
Premium Brands Holdings Corp.	260	17,190
Primo Water Corp.	960	15,590
Quipt Home Medical Corp.(1)	160	686
Real Matters, Inc.(1)	640	2,853
Richelieu Hardware Ltd.	100	3,216
Rogers Sugar, Inc.	640	2,447
Russel Metals, Inc.	640	20,971
Sandstorm Gold Ltd.	1,920	8,078
Savaria Corp.	320	3,919
Seabridge Gold, Inc.(1)	640	7,253
Secure Energy Services, Inc.	2,080	17,457
Sienna Senior Living, Inc.	480	4,704
Silvercorp Metals, Inc.	1,280	3,075
SilverCrest Metals, Inc.(1)	1,120	5,670

Avantis International Small Cap Equity ETF
	Shares	Value
Sleep Country Canada Holdings, Inc.	320	$6,755
Solaris Resources, Inc.(1)	320	870
Spartan Delta Corp.	960	2,271
Spin Master Corp., VTG Shares	320	7,618
Sprott, Inc.	160	5,915
SSR Mining, Inc.	1,280	5,489
Stelco Holdings, Inc.	320	9,514
StorageVault Canada, Inc.	1,600	6,354
Strathcona Resources Ltd.(1)	18	313
SunOpta, Inc.(1)	480	3,455
Superior Plus Corp.	1,600	11,259
Surge Energy, Inc.	800	4,008
Tamarack Valley Energy Ltd.	5,120	12,676
Timbercreek Financial Corp.	640	3,612
Topaz Energy Corp.	640	9,450
Torex Gold Resources, Inc.(1)	640	6,696
Total Energy Services, Inc.	320	2,240
TransAlta Corp.	1,600	10,976
Transcontinental, Inc., Class A	480	5,072
Trican Well Service Ltd.	1,600	4,904
Tricon Residential, Inc.	1,920	21,348
Triple Flag Precious Metals Corp.	320	4,058
Trisura Group Ltd.(1)	160	5,158
Valeura Energy, Inc.(1)	1,120	3,243
Vermilion Energy, Inc.	1,600	17,778
Victoria Gold Corp.(1)	320	1,252
Viemed Healthcare, Inc.(1)	150	1,270
Wajax Corp.	320	8,038
Well Health Technologies Corp.(1)	960	2,893
Westshore Terminals Investment Corp.	320	5,994
Whitecap Resources, Inc.	4,040	28,042
Winpak Ltd.	320	9,500
		1,513,622
Denmark — 2.0%
ALK-Abello AS(1)	1,107	20,653
Alm Brand AS	5,441	10,264
Bavarian Nordic AS(1)	449	10,181
cBrain AS	105	5,237
Chemometec AS	97	6,906
D/S Norden AS	210	9,439
Dfds AS	328	9,905
FLSmidth & Co. AS	340	16,216
GN Store Nord AS(1)	979	22,915
Green Hydrogen Systems AS(1)	346	334
H&H International AS, B Shares(1)	72	731
ISS AS	1,433	25,769
Nilfisk Holding AS(1)	33	615
NKT AS(1)	518	38,982
NTG Nordic Transport Group AS(1)	76	3,088
Per Aarsleff Holding AS	174	8,288
Ringkjoebing Landbobank AS	256	43,927

Avantis International Small Cap Equity ETF
	Shares	Value
Royal Unibrew AS	257	$16,693
Schouw & Co. AS	115	9,855
Solar AS, B Shares	54	2,951
Spar Nord Bank AS	659	11,608
Sydbank AS	555	29,797
TORM PLC, Class A	490	16,789
		321,143
Finland — 1.1%
Anora Group OYJ	545	2,892
Citycon OYJ(1)	1,209	5,148
Enento Group OYJ	275	5,132
Finnair OYJ(1)	66,441	2,214
F-Secure OYJ	1,284	2,452
Harvia OYJ	260	9,357
Incap OYJ(1)	192	1,895
Kemira OYJ	1,707	30,753
Kojamo OYJ	787	8,728
Mandatum OYJ(1)	1,921	8,439
Marimekko OYJ	545	6,961
Musti Group OYJ(1)	308	8,699
Nokian Renkaat OYJ	1,943	17,745
Outokumpu OYJ	5,668	25,106
Puuilo OYJ	907	9,312
QT Group OYJ(1)	212	17,934
Revenio Group OYJ	306	8,574
Tokmanni Group Corp.	729	12,338
WithSecure OYJ(1)	1,316	1,505
YIT OYJ	1,473	2,560
		187,744
France — 3.7%
Aperam SA	740	22,629
Atos SE(1)	2,060	5,124
Believe SA(1)	170	2,727
Beneteau SACA	474	6,348
Boiron SA	83	3,190
Carbios SACA(1)	82	2,183
Catana Group	297	1,704
Cie des Alpes	376	5,378
Cie Plastic Omnium SE	832	9,934
Clariane SE	641	1,376
Coface SA	1,753	25,167
Derichebourg SA	2,056	9,347
Elior Group SA(1)	977	2,430
Equasens	89	4,519
Eramet SA	129	8,725
Esker SA	73	12,689
Etablissements Maurel et Prom SA	1,376	7,456
Euroapi SA(1)	466	1,943
Eutelsat Communications SACA(1)	1,996	7,422
Fnac Darty SA	160	4,756
Forvia SE(1)	1,197	17,076

Avantis International Small Cap Equity ETF
	Shares	Value
Genfit SA(1)	608	$2,071
ID Logistics Group SACA(1)	36	12,799
Imerys SA	491	15,542
IPSOS SA	545	38,022
Kaufman & Broad SA	168	5,031
La Francaise De L'energie SACA(1)	59	2,572
Maisons du Monde SA	314	1,453
McPhy Energy SA(1)	224	496
Mersen SA	308	11,696
Metropole Television SA	433	5,899
Nexans SA	300	30,919
Nexity SA	648	7,435
OVH Groupe SAS(1)	570	5,864
Quadient SA	283	5,968
ReWorld Media SA(1)	260	893
Rubis SCA	1,376	36,188
Seche Environnement SACA	33	4,280
SES SA	6,240	40,410
SMCP SA(1)	761	2,120
Societe BIC SA	361	26,082
Societe pour l'Informatique Industrielle	131	9,911
Solutions 30 SE(1)	1,548	3,563
Television Francaise 1 SA	779	7,135
Trigano SA	128	20,737
Ubisoft Entertainment SA(1)	1,672	38,380
Vallourec SACA(1)	3,825	58,029
Valneva SE(1)	456	1,514
Vicat SACA	324	12,405
Voltalia SA(1)	538	4,144
VusionGroup(1)	67	10,412
Wavestone	113	6,842
X-Fab Silicon Foundries SE(1)	1,064	8,310
		599,245
Germany — 3.9%
1&1 AG	337	6,232
7C Solarparken AG	452	1,547
About You Holding SE(1)	355	1,603
Adesso SE	24	2,979
ADLER Group SA(1)	434	106
Adtran Networks SE(1)	121	2,616
Amadeus Fire AG	40	4,712
Aroundtown SA(1)	8,076	14,240
Atoss Software AG	33	8,550
Aumann AG	67	1,184
Aurubis AG	211	13,379
Auto1 Group SE(1)	712	2,671
Basler AG	50	609
BayWa AG	100	3,093
Befesa SA	250	7,985
Bijou Brigitte AG	32	1,360
Bilfinger SE	204	9,401

Avantis International Small Cap Equity ETF
	Shares	Value
Borussia Dortmund GmbH & Co. KGaA(1)	584	$2,141
BRANICKS Group AG	172	231
CANCOM SE	275	8,119
Ceconomy AG(1)	1,082	2,340
Cewe Stiftung & Co. KGaA	36	3,972
Cliq Digital AG	40	809
CompuGroup Medical SE & Co. KGaA	203	6,449
Dermapharm Holding SE	154	6,134
Deutsche Pfandbriefbank AG	971	4,045
Deutsche Rohstoff AG	58	1,949
Deutz AG	968	6,023
Draegerwerk AG & Co. KGaA	19	848
Draegerwerk AG & Co. KGaA, Preference Shares	64	3,332
Duerr AG	385	8,519
Eckert & Ziegler Strahlen- und Medizintechnik AG	115	5,275
Elmos Semiconductor SE	40	3,173
ElringKlinger AG	210	1,180
Encavis AG(1)	969	11,581
Energiekontor AG	57	4,122
Evotec SE(1)	1,035	15,267
Fielmann Group AG	228	10,800
flatexDEGIRO AG(1)	739	7,738
Formycon AG(1)	60	3,128
Fraport AG Frankfurt Airport Services Worldwide(1)	275	15,305
Freenet AG	921	24,830
Friedrich Vorwerk Group SE	51	844
Gerresheimer AG	324	37,989
GFT Technologies SE	123	4,291
Grand City Properties SA(1)	602	5,612
Grenke AG	217	5,325
Hamburger Hafen und Logistik AG(1)	61	1,082
Heidelberger Druckmaschinen AG(1)	1,523	1,685
HelloFresh SE(1)	378	5,247
Hensoldt AG	409	14,902
Hornbach Holding AG & Co. KGaA	68	5,072
Hypoport SE(1)	18	3,761
Indus Holding AG	153	3,757
Instone Real Estate Group SE	121	1,027
Jenoptik AG	340	10,757
JOST Werke SE	96	5,020
Jungheinrich AG, Preference Shares	417	13,019
K&S AG	1,064	14,853
Kloeckner & Co. SE	481	3,374
Kontron AG	282	6,507
Krones AG	120	14,837
Lanxess AG	675	17,061
LPKF Laser & Electronics SE(1)	206	1,949
Medios AG(1)	82	1,295
METRO AG	890	4,968
Mutares SE & Co. KGaA	171	6,478
Nagarro SE(1)	55	4,896

Avantis International Small Cap Equity ETF
	Shares	Value
New Work SE	8	$543
Norma Group SE	228	3,458
Patrizia SE	307	2,456
ProSiebenSat.1 Media SE	1,224	8,031
PVA TePla AG(1)	97	2,366
SAF-Holland SE	483	9,159
Salzgitter AG	179	4,593
Schaeffler AG, Preference Shares	1,258	9,158
Secunet Security Networks AG	4	654
SGL Carbon SE(1)	449	2,947
Siltronic AG	203	18,990
Sixt SE	82	7,696
Sixt SE, Preference Shares	104	7,020
SMA Solar Technology AG(1)	132	7,869
Stabilus SE	208	13,724
Steico SE	19	553
STO SE & Co. KGaA, Preference Shares	18	2,915
Stroeer SE & Co. KGaA	257	14,395
Suedzucker AG	491	6,945
SUESS MicroTec SE	152	6,316
Synlab AG	362	4,868
TAG Immobilien AG(1)	1,248	15,258
Takkt AG	122	1,794
TeamViewer SE(1)	1,018	16,104
thyssenkrupp AG	4,339	22,190
Thyssenkrupp Nucera AG & Co. KGaA(1)	95	1,552
United Internet AG	12	291
Varta AG(1)	140	2,283
Verbio SE	83	1,695
VIB Vermoegen AG(1)	40	588
Vossloh AG	75	3,322
Wacker Neuson SE	243	4,375
		639,293
Hong Kong — 1.2%
Bright Smart Securities & Commodities Group Ltd.	8,000	1,612
Cafe de Coral Holdings Ltd.	4,000	4,229
CITIC Telecom International Holdings Ltd.	25,000	9,514
Cowell e Holdings, Inc.(1)	3,000	7,001
EC Healthcare	1,000	192
E-Commodities Holdings Ltd.	20,000	4,282
First Pacific Co. Ltd.	26,000	10,475
Giordano International Ltd.	16,000	4,128
Hang Lung Group Ltd.	11,000	12,790
HKBN Ltd.	9,500	3,919
Hong Kong Technology Venture Co. Ltd.(1)	4,000	1,019
Hysan Development Co. Ltd.	7,000	11,444
IGG, Inc.(1)	8,000	3,733
Johnson Electric Holdings Ltd.	6,000	8,161
JS Global Lifestyle Co. Ltd.	19,000	3,467
Luk Fook Holdings International Ltd.	3,000	8,022
Man Wah Holdings Ltd.	4,400	2,845

Avantis International Small Cap Equity ETF
	Shares	Value
OSL Group Ltd.(1)	1,500	$1,926
Pacific Basin Shipping Ltd.	91,000	26,518
Pacific Textiles Holdings Ltd.	8,000	1,268
Stella International Holdings Ltd.	9,500	13,058
SUNeVision Holdings Ltd.	1,000	338
Television Broadcasts Ltd.(1)	5,700	2,348
Texhong International Group Ltd.(1)	2,000	975
Theme International Holdings Ltd.(1)	40,000	2,041
United Laboratories International Holdings Ltd.	16,000	17,329
USPACE Technology Group Ltd.(1)	3,600	1,062
Value Partners Group Ltd.	4,000	873
Vitasoy International Holdings Ltd.	6,000	5,461
VSTECS Holdings Ltd.	10,000	5,224
VTech Holdings Ltd.	2,200	12,708
Yue Yuen Industrial Holdings Ltd.	13,000	13,550
		201,512
Ireland — 0.3%
Cairn Homes PLC	4,582	7,214
Dalata Hotel Group PLC	1,628	7,940
Glanbia PLC	1,092	19,798
Glenveagh Properties PLC(1)	4,196	5,140
Origin Enterprises PLC	801	2,742
Uniphar PLC	996	2,924
		45,758
Israel — 2.8%
Africa Israel Residences Ltd.	44	2,907
Airport City Ltd.(1)	633	10,697
Alony Hetz Properties & Investments Ltd.	1,163	8,540
Altshuler Shaham Finance Ltd.	512	824
Amot Investments Ltd.	1,976	10,104
Arad Investment & Industrial Development Ltd.(1)	35	764
Ashdod Refinery Ltd.	72	1,921
Ashtrom Group Ltd.	323	5,296
AudioCodes Ltd.	200	2,720
Aura Investments Ltd.	1,340	5,109
Azorim-Investment Development & Construction Co. Ltd.(1)	696	3,575
Big Shopping Centers Ltd.(1)	116	12,848
Blue Square Real Estate Ltd.	36	2,546
Caesarstone Ltd.(1)	115	508
Cellcom Israel Ltd.(1)	936	4,125
Ceragon Networks Ltd.(1)	524	1,598
Clal Insurance Enterprises Holdings Ltd.(1)	624	11,936
Cognyte Software Ltd.(1)	491	3,643
Danel Adir Yeoshua Ltd.	43	4,295
Danya Cebus Ltd.	32	825
Delek Group Ltd.	91	12,289
Delta Galil Ltd.	82	3,870
Direct Finance of Direct Group 2006 Ltd.	8	1,073
Doral Group Renewable Energy Resources Ltd.(1)	620	1,321
Elco Ltd.	44	1,598
Electra Consumer Products 1970 Ltd.	75	1,885

Avantis International Small Cap Equity ETF
	Shares	Value
Electra Ltd.	16	$6,948
Electra Real Estate Ltd.	177	1,902
Energix-Renewable Energies Ltd.	2,099	7,880
Fattal Holdings 1998 Ltd.(1)	64	8,746
FIBI Holdings Ltd.	193	8,728
Fiverr International Ltd.(1)	201	4,744
Formula Systems 1985 Ltd.	68	5,251
Fox Wizel Ltd.	57	4,763
G City Ltd.(1)	824	2,588
Gilat Satellite Networks Ltd.(1)	420	2,500
Hagag Group Real Estate Development(1)	164	687
Harel Insurance Investments & Financial Services Ltd.(1)	984	9,785
Hilan Ltd.	131	7,515
IDI Insurance Co. Ltd.	76	2,513
Inmode Ltd.(1)	392	8,624
Innoviz Technologies Ltd.(1)	602	957
Inrom Construction Industries Ltd.	728	2,442
Isracard Ltd.	1,761	6,895
Israel Canada T.R Ltd.	1,153	4,507
Israel Corp. Ltd.(1)	35	9,212
Israel Land Development Co. Ltd.	75	678
Isras Holdings Ltd.(1)	35	2,994
Isras Investment Co. Ltd.	17	3,427
Ituran Location & Control Ltd.	121	3,161
Kenon Holdings Ltd.	172	4,396
Kornit Digital Ltd.(1)	388	6,980
Kvutzat Acro Ltd.	121	1,531
M Yochananof & Sons Ltd.	33	1,637
Magic Software Enterprises Ltd.	179	1,997
Matrix IT Ltd.	267	5,608
Max Stock Ltd.	852	1,826
Maytronics Ltd.	282	3,097
Mega Or Holdings Ltd.	177	4,615
Menora Mivtachim Holdings Ltd.	210	5,871
Migdal Insurance & Financial Holdings Ltd.	3,620	4,783
Mivne Real Estate KD Ltd.	4,819	12,946
Nano Dimension Ltd., ADR(1)	1,832	5,221
Nano-X Imaging Ltd.(1)	417	4,654
Next Vision Stabilized Systems Ltd.	480	5,707
Oil Refineries Ltd.	35,273	14,524
One Software Technologies Ltd.	296	4,067
OPC Energy Ltd.(1)	929	6,521
Partner Communications Co. Ltd.(1)	1,297	6,319
Paz Oil Co. Ltd.	96	9,251
Perion Network Ltd.(1)	352	8,020
Phoenix Holdings Ltd.	1,394	15,036
Prashkovsky Investments & Construction Ltd.	50	1,288
Priortech Ltd.(1)	80	3,371
Property & Building Corp. Ltd.(1)	17	978
Protalix BioTherapeutics, Inc.(1)	268	437
Radware Ltd.(1)	268	4,760

Avantis International Small Cap Equity ETF
	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	64	$3,935
Retailors Ltd.	154	3,530
Riskified Ltd., Class A(1)	466	2,134
Sapiens International Corp. NV	249	7,691
Shikun & Binui Ltd.(1)	3,064	8,200
Shufersal Ltd.(1)	2,201	15,684
Silicom Ltd.(1)	12	183
SimilarWeb Ltd.(1)	156	1,384
Strauss Group Ltd.(1)	363	7,202
Summit Real Estate Holdings Ltd.	267	3,575
Tadiran Group Ltd.	11	916
Taro Pharmaceutical Industries Ltd.(1)	76	3,197
Tel Aviv Stock Exchange Ltd.	659	4,642
WalkMe Ltd.(1)	146	1,359
YH Dimri Construction & Development Ltd.	59	4,659
ZIM Integrated Shipping Services Ltd.	690	8,218
		456,214
Italy — 3.0%
ACEA SpA	523	7,772
Anima Holding SpA	1,572	7,081
Arnoldo Mondadori Editore SpA	1,664	3,848
Azimut Holding SpA	1,256	36,022
Banca IFIS SpA	345	6,272
Banca Monte dei Paschi di Siena SpA(1)	6,361	26,038
Banca Popolare di Sondrio SpA	5,352	40,053
BFF Bank SpA	2,817	32,859
Biesse SpA	98	1,289
Carel Industries SpA	140	3,238
Cementir Holding NV	609	6,133
Credito Emiliano SpA	1,128	10,790
d'Amico International Shipping SA	577	3,964
Danieli & C Officine Meccaniche SpA	160	5,341
Danieli & C Officine Meccaniche SpA, Preference Shares	505	12,487
Datalogic SpA	164	1,027
De' Longhi SpA	978	30,100
Digital Bros SpA(1)	50	491
doValue SpA	385	862
El.En. SpA	410	3,763
Enav SpA	3,411	11,964
Esprinet SpA	260	1,442
Eurogroup Laminations SpA(1)	424	1,516
Fila SpA	434	4,008
Fincantieri SpA(1)	5,962	3,135
GVS SpA(1)	708	4,898
Iren SpA	8,492	16,742
Iveco Group NV(1)	2,355	29,006
Maire Tecnimont SpA	1,888	10,834
MARR SpA	242	2,961
MFE-MediaForEurope NV, Class A	2,849	6,500
MFE-MediaForEurope NV, Class B	921	2,908
OVS SpA	2,976	7,090

Avantis International Small Cap Equity ETF
	Shares	Value
Piaggio & C SpA	2,048	$6,862
RAI Way SpA	1,348	6,989
Safilo Group SpA(1)	2,152	2,675
Saipem SpA(1)	11,243	20,431
Salcef Group SpA	249	6,114
Salvatore Ferragamo SpA	442	5,768
Sanlorenzo SpA	178	7,954
Saras SpA	6,084	11,500
Sesa SpA	89	11,031
Sogefi SpA(1)	1,001	3,432
Spaxs SpA	580	2,885
Tamburi Investment Partners SpA	1,626	15,687
Technogym SpA	1,643	15,624
Unieuro SpA	200	1,963
Unipol Gruppo SpA	2,592	20,847
Webuild SpA	5,227	11,088
Wiit SpA	139	2,757
		496,041
Japan — 30.8%
77 Bank Ltd.	400	10,525
A&D HOLON Holdings Co. Ltd.	300	4,827
Access Co. Ltd.(1)	300	2,281
Adastria Co. Ltd.	200	4,561
ADEKA Corp.	800	16,494
Advanced Media, Inc.	100	1,189
Aeon Delight Co. Ltd.	200	4,570
AEON Financial Service Co. Ltd.	1,000	8,733
Aeon Hokkaido Corp.	400	2,375
Ahresty Corp.	200	1,071
Ai Holdings Corp.	100	1,584
Aica Kogyo Co. Ltd.	500	11,875
Aichi Corp.	300	2,177
Aichi Financial Group, Inc.	100	1,810
Aichi Steel Corp.	100	2,386
Aichi Tokei Denki Co. Ltd.	100	1,615
Aida Engineering Ltd.	200	1,150
Aiful Corp.	3,000	8,318
Ain Holdings, Inc.	200	6,333
Aiphone Co. Ltd.	100	1,885
Airtrip Corp.	100	1,018
Aisan Industry Co. Ltd.	400	4,176
AIT Corp.	100	1,199
Akebono Brake Industry Co. Ltd.(1)	100	78
Akita Bank Ltd.	100	1,414
Alconix Corp.	300	2,879
Alpen Co. Ltd.	200	2,644
Alps Alpine Co. Ltd.	2,000	14,703
Altech Corp.	200	3,889
Amano Corp.	500	12,249
Amvis Holdings, Inc.	300	5,011
Anest Iwata Corp.	300	2,740

Avantis International Small Cap Equity ETF
	Shares	Value
Anicom Holdings, Inc.	400	$1,561
Anritsu Corp.	1,500	12,901
Anycolor, Inc.(1)	100	2,178
AOKI Holdings, Inc.	500	3,734
Aoyama Trading Co. Ltd.	500	5,448
Aoyama Zaisan Networks Co. Ltd.	100	719
Aozora Bank Ltd.	800	14,695
Arata Corp.	400	8,967
ARCLANDS Corp.	487	5,470
Arcs Co. Ltd.	400	8,264
ARE Holdings, Inc.	800	10,345
Arealink Co. Ltd.	100	1,687
Argo Graphics, Inc.	200	5,743
Arisawa Manufacturing Co. Ltd.	300	2,310
Artience Co. Ltd.	400	7,596
Artner Co. Ltd.	100	1,687
As One Corp.	200	6,989
Asahi Co. Ltd.	100	880
Asahi Diamond Industrial Co. Ltd.	400	2,435
Asahi Yukizai Corp.	100	2,884
Asanuma Corp.	100	2,936
Asia Pile Holdings Corp.	100	522
ASKA Pharmaceutical Holdings Co. Ltd.	200	2,787
ASKUL Corp.	400	5,630
Asukanet Co. Ltd.	100	452
Atom Corp.(1)	1,000	6,113
Autobacs Seven Co. Ltd.	800	8,945
Avant Group Corp.	100	915
Avex, Inc.	200	1,741
Awa Bank Ltd.	300	5,429
Axial Retailing, Inc.	200	5,333
AZ-COM MARUWA Holdings, Inc.	200	1,979
Bando Chemical Industries Ltd.	300	3,427
Bank of Iwate Ltd.	100	1,770
Bank of Nagoya Ltd.	100	4,427
Bank of the Ryukyus Ltd.	300	2,306
Baroque Japan Ltd.	100	526
Base Food, Inc.(1)	100	295
Beenos, Inc.	100	1,254
Belc Co. Ltd.	100	4,243
Bell System24 Holdings, Inc.	300	3,404
Belluna Co. Ltd.	400	1,656
Benefit One, Inc.	800	11,611
Benesse Holdings, Inc.	800	13,840
Bic Camera, Inc.	1,000	8,589
B-Lot Co. Ltd.	200	1,265
BML, Inc.	100	1,878
Bookoff Group Holdings Ltd.	100	864
BrainPad, Inc.	100	1,057
BRONCO BILLY Co. Ltd.	100	2,223
Bunka Shutter Co. Ltd.	600	6,300

Avantis International Small Cap Equity ETF
	Shares	Value
Bushiroad, Inc.	100	$278
Business Brain Showa-Ota, Inc.	100	1,530
C Uyemura & Co. Ltd.	100	7,917
Canon Electronics, Inc.	200	3,014
Careerlink Co. Ltd.	100	1,862
Carenet, Inc.	300	1,437
Carlit Holdings Co. Ltd.	100	686
Casio Computer Co. Ltd.	1,600	12,908
Cawachi Ltd.	100	1,849
Celsys, Inc.	200	1,096
Central Automotive Products Ltd.	100	3,750
Central Glass Co. Ltd.	200	3,828
Change Holdings, Inc.	200	1,961
Charm Care Corp. KK	100	901
Chiba Kogyo Bank Ltd.	500	3,479
Chikaranomoto Holdings Co. Ltd.	100	1,086
Chofu Seisakusho Co. Ltd.	100	1,383
Chori Co. Ltd.	100	2,129
Chubu Steel Plate Co. Ltd.	200	3,289
Chudenko Corp.	200	3,900
Chuetsu Pulp & Paper Co. Ltd.	100	1,208
Chugin Financial Group, Inc.	1,600	12,619
CI Takiron Corp.	200	868
Citizen Watch Co. Ltd.	1,800	12,531
CKD Corp.	500	10,281
CMK Corp.	800	3,325
Coca-Cola Bottlers Japan Holdings, Inc.	1,100	14,543
COLOPL, Inc.	100	380
Colowide Co. Ltd.	600	8,975
Computer Engineering & Consulting Ltd.	200	2,502
Comture Corp.	100	1,215
Copro-Holdings Co. Ltd.	100	1,199
Cosel Co. Ltd.	300	3,086
Cover Corp.(1)	100	1,703
Create Restaurants Holdings, Inc.	1,000	7,006
Create SD Holdings Co. Ltd.	100	2,198
Creek & River Co. Ltd.	100	1,292
Cresco Ltd.	100	1,367
CrowdWorks, Inc.(1)	100	1,175
CTI Engineering Co. Ltd.	100	3,887
Curves Holdings Co. Ltd.	300	1,440
CYBERDYNE, Inc.(1)	500	692
Cybozu, Inc.	200	2,477
Dai-Dan Co. Ltd.	400	4,962
Daido Steel Co. Ltd.	1,600	18,938
Daiei Kankyo Co. Ltd.	400	7,503
Daihatsu Diesel Manufacturing Co. Ltd.	200	2,056
Daiichikosho Co. Ltd.	400	5,175
Daiki Aluminium Industry Co. Ltd.	100	794
Daikokutenbussan Co. Ltd.	100	6,268
Daikyonishikawa Corp.	400	2,012

Avantis International Small Cap Equity ETF
	Shares	Value
Daio Paper Corp.	700	$5,191
Daiseki Co. Ltd.	300	7,954
Daiseki Eco. Solution Co. Ltd.	100	675
Daishi Hokuetsu Financial Group, Inc.	300	8,642
Daishinku Corp.	200	1,211
Daito Pharmaceutical Co. Ltd.	110	1,527
Daitron Co. Ltd.	100	2,037
Daiwabo Holdings Co. Ltd.	900	15,779
DCM Holdings Co. Ltd.	1,000	9,625
DD GROUP Co. Ltd.(1)	100	908
Dear Life Co. Ltd.	100	626
Demae-Can Co. Ltd.(1)	400	1,038
DeNA Co. Ltd.	200	1,957
Denka Co. Ltd.	800	13,122
Dentsu Soken, Inc.	200	7,170
Denyo Co. Ltd.	100	1,557
Dexerials Corp.	600	24,207
DIC Corp.	700	13,507
Digital Arts, Inc.	100	2,961
Digital Garage, Inc.	200	4,648
Digital Holdings, Inc.	100	741
Dip Corp.	300	5,266
Doshisha Co. Ltd.	100	1,406
Doutor Nichires Holdings Co. Ltd.	300	4,127
Dowa Holdings Co. Ltd.	700	24,459
Drecom Co. Ltd.	100	804
DTS Corp.	400	10,769
Duskin Co. Ltd.	400	8,974
DyDo Group Holdings, Inc.	200	4,178
Eagle Industry Co. Ltd.	200	2,360
Earth Corp.	100	2,825
Earth Infinity Co. Ltd.	100	125
EAT&HOLDINGS Co. Ltd.	100	1,368
EDION Corp.	700	7,183
eGuarantee, Inc.	300	3,962
Ehime Bank Ltd.	100	748
Eiken Chemical Co. Ltd.	300	3,779
Eizo Corp.	100	3,449
Elan Corp.	200	1,276
Elecom Co. Ltd.	400	4,277
Elematec Corp.	100	1,271
EM Systems Co. Ltd.	100	480
en Japan, Inc.	300	5,065
Endo Lighting Corp.	100	1,012
ENECHANGE Ltd.(1)	100	784
Enigmo, Inc.	200	475
Enplas Corp.	100	5,574
eRex Co. Ltd.	100	483
ES-Con Japan Ltd.(1)	200	1,342
Eslead Corp.	100	2,323
ESPEC Corp.	100	1,869

Avantis International Small Cap Equity ETF
	Shares	Value
euglena Co. Ltd.(1)	600	$2,471
Exedy Corp.	300	6,042
EXEO Group, Inc.	900	18,921
Ezaki Glico Co. Ltd.	500	14,906
Fancl Corp.	600	8,290
FCC Co. Ltd.	400	5,662
Ferrotec Holdings Corp.	300	6,000
Fibergate, Inc.	100	692
FIDEA Holdings Co. Ltd.	100	1,085
First Bank of Toyama Ltd.	500	3,190
Fixstars Corp.	100	1,291
Food & Life Cos. Ltd.	1,000	19,844
Foster Electric Co. Ltd.	300	2,408
FP Corp.	500	9,179
FP Partner, Inc.	100	4,728
France Bed Holdings Co. Ltd.	100	896
Freee KK(1)	300	6,971
Fronteo, Inc.(1)	100	494
Fudo Tetra Corp.	200	2,859
Fuji Co. Ltd.	300	3,784
Fuji Corp. /Aichi	700	12,057
Fuji Kyuko Co. Ltd.	100	2,663
Fuji Oil Co. Ltd.	800	1,842
Fuji Oil Holdings, Inc.	300	5,009
Fuji Pharma Co. Ltd.	200	2,334
Fuji Seal International, Inc.	200	2,708
Fuji Soft, Inc.	100	4,265
Fujibo Holdings, Inc.	100	2,988
Fujicco Co. Ltd.	100	1,304
Fujikura Composites, Inc.	200	1,879
Fujikura Ltd.	2,400	29,369
Fujimi, Inc.	400	10,053
Fujimori Kogyo Co. Ltd.	200	5,187
Fujio Food Group, Inc.(1)	100	924
Fujishoji Co. Ltd.	100	861
Fujita Kanko, Inc.(1)	100	4,084
Fujitec Co. Ltd.	500	12,861
Fujitsu General Ltd.	300	3,874
Fujiya Co. Ltd.	100	1,645
Fukuda Denshi Co. Ltd.	200	9,588
Fukui Computer Holdings, Inc.	100	1,764
Fukushima Galilei Co. Ltd.	100	3,808
Fukuyama Transporting Co. Ltd.	200	5,445
FULLCAST Holdings Co. Ltd.	100	1,027
Funai Soken Holdings, Inc.	300	5,049
Furukawa Co. Ltd.	300	3,545
Furukawa Electric Co. Ltd.	500	9,910
Furuno Electric Co. Ltd.	200	3,031
Furyu Corp.	100	817
Fuso Chemical Co. Ltd.	100	3,235
Futaba Industrial Co. Ltd.	900	6,449

Avantis International Small Cap Equity ETF
	Shares	Value
Future Corp.	400	$4,498
GA Technologies Co. Ltd.(1)	200	2,028
Gakken Holdings Co. Ltd.	200	1,306
Gakujo Co. Ltd.	100	1,224
Genki Sushi Co. Ltd.	100	2,463
Genky DrugStores Co. Ltd.	100	4,469
Gift Holdings, Inc.	100	2,032
giftee, Inc.(1)	100	926
Gig Works, Inc.	100	385
Giken Ltd.	100	1,348
Global Link Management KK	100	1,954
GLOBERIDE, Inc.	100	1,333
Glory Ltd.	400	7,810
GMO Financial Holdings, Inc.	400	1,935
GNI Group Ltd.(1)	500	12,094
Godo Steel Ltd.	100	3,984
Goldcrest Co. Ltd.	100	1,526
Gree, Inc.	300	996
Greens Co. Ltd.	100	1,370
GS Yuasa Corp.	500	9,418
GSI Creos Corp.	100	1,613
G-Tekt Corp.	300	4,095
GungHo Online Entertainment, Inc.	200	2,906
Gunma Bank Ltd.	3,500	18,896
Gunosy, Inc.(1)	100	463
Gunze Ltd.	100	3,752
H.U. Group Holdings, Inc.	500	8,564
H2O Retailing Corp.	1,100	12,858
Hachijuni Bank Ltd.	1,200	7,356
Hagihara Industries, Inc.	100	1,005
Hagiwara Electric Holdings Co. Ltd.	100	3,261
Hakuto Co. Ltd.	100	3,954
Halows Co. Ltd.	100	3,086
Hamakyorex Co. Ltd.	200	5,050
Hanwa Co. Ltd.	500	19,023
Happinet Corp.	200	4,227
Harmonic Drive Systems, Inc.	500	13,118
Hazama Ando Corp.	1,700	14,028
Heiwa Corp.	400	5,521
Heiwa Real Estate Co. Ltd.	300	7,857
Heiwado Co. Ltd.	200	2,746
Hennge KK(1)	200	2,135
Hiday Hidaka Corp.	200	3,530
HI-LEX Corp.	200	2,274
Hino Motors Ltd.(1)	2,500	8,327
Hioki EE Corp.	100	4,515
Hirogin Holdings, Inc.	2,500	17,857
HIS Co. Ltd.(1)	400	4,576
Hisamitsu Pharmaceutical Co., Inc.	300	7,753
Hitachi Zosen Corp.	1,600	13,160
Hogy Medical Co. Ltd.	200	4,824

Avantis International Small Cap Equity ETF
	Shares	Value
Hokkaido Electric Power Co., Inc.	2,500	$11,433
Hokko Chemical Industry Co. Ltd.	200	1,582
Hokkoku Financial Holdings, Inc.	200	6,465
Hokuetsu Corp.	1,500	14,878
Hokuetsu Industries Co. Ltd.	200	3,193
Hokuhoku Financial Group, Inc.	1,000	11,536
Hokuriku Electric Power Co.(1)	1,700	8,223
Hokuriku Electrical Construction Co. Ltd.	100	811
Hokuto Corp.	100	1,202
Honeys Holdings Co. Ltd.	200	2,224
Hoosiers Holdings Co. Ltd.	200	1,468
Horiba Ltd.	100	9,775
Hosiden Corp.	400	5,196
Hosokawa Micron Corp.	100	3,168
Hotland Co. Ltd.	100	1,247
House Foods Group, Inc.	400	8,382
HS Holdings Co. Ltd.	100	672
Hyakugo Bank Ltd.	2,000	8,839
Hyakujushi Bank Ltd.	200	3,758
IBJ, Inc.	200	807
Ichibanya Co. Ltd.	500	4,116
Ichigo, Inc.	2,500	6,520
Ichikoh Industries Ltd.	300	1,105
Ichiyoshi Securities Co. Ltd.	300	1,609
Idec Corp.	200	3,804
IDOM, Inc.	600	3,631
Iino Kaiun Kaisha Ltd.	900	7,706
I'll, Inc.	100	2,584
Imagica Group, Inc.	100	511
Inaba Denki Sangyo Co. Ltd.	500	11,814
Inabata & Co. Ltd.	500	10,675
Inageya Co. Ltd.	100	856
I-NE Co. Ltd.	100	1,274
Infocom Corp.	100	1,532
Infomart Corp.	1,800	5,127
Insource Co. Ltd.	200	1,180
Intage Holdings, Inc.	100	1,304
Integrated Design & Engineering Holdings Co. Ltd.	100	2,461
Inui Global Logistics Co. Ltd.	100	677
I-PEX, Inc.	100	1,211
Iriso Electronics Co. Ltd.	100	2,028
ISB Corp.	100	926
Ishihara Sangyo Kaisha Ltd.	300	2,984
Istyle, Inc.(1)	400	1,273
Itfor, Inc.	100	949
Itochu Enex Co. Ltd.	400	4,085
Itochu-Shokuhin Co. Ltd.	100	5,050
Itoham Yonekyu Holdings, Inc.	260	7,128
Itoki Corp.	400	4,392
IwaiCosmo Holdings, Inc.	200	3,029
Iyogin Holdings, Inc.	1,900	14,262

Avantis International Small Cap Equity ETF
	Shares	Value
Izumi Co. Ltd.	400	$9,265
J Front Retailing Co. Ltd.	2,500	24,824
J Trust Co. Ltd.	400	1,119
JAC Recruitment Co. Ltd.	600	3,080
Jaccs Co. Ltd.	100	3,652
JAFCO Group Co. Ltd.	400	4,808
JALCO Holdings, Inc.	100	249
Japan Aviation Electronics Industry Ltd.	300	5,309
Japan Best Rescue System Co. Ltd.	100	664
Japan Business Systems, Inc.	100	906
Japan Cash Machine Co. Ltd.	200	1,821
Japan Communications, Inc.(1)	1,200	1,741
Japan Electronic Materials Corp.	100	1,687
Japan Elevator Service Holdings Co. Ltd.	700	11,268
Japan Investment Adviser Co. Ltd.	100	569
Japan Lifeline Co. Ltd.	600	5,253
Japan Material Co. Ltd.	500	8,518
Japan Petroleum Exploration Co. Ltd.	400	16,244
Japan Pulp & Paper Co. Ltd.	100	3,434
Japan Securities Finance Co. Ltd.	900	9,792
Japan Steel Works Ltd.	400	7,301
Japan System Techniques Co. Ltd.	100	2,357
Japan Wool Textile Co. Ltd.	400	3,673
Jastec Co. Ltd.	100	918
JBCC Holdings, Inc.	100	2,401
JCU Corp.	200	5,733
JDC Corp.	400	1,397
Jeol Ltd.	500	22,240
JINS Holdings, Inc.	100	2,750
JINUSHI Co. Ltd.	100	1,461
JM Holdings Co. Ltd.	100	1,741
JMDC, Inc.	100	2,483
J-Oil Mills, Inc.	200	2,609
Joshin Denki Co. Ltd.	200	3,127
Joyful Honda Co. Ltd.	500	6,968
JP-Holdings, Inc.	600	1,829
JSB Co. Ltd.	100	1,818
JSP Corp.	100	1,494
Juki Corp.	100	333
Juroku Financial Group, Inc.	300	8,910
Justsystems Corp.	100	1,793
JVCKenwood Corp.	2,200	12,210
Kaga Electronics Co. Ltd.	200	8,888
Kakaku.com, Inc.	800	9,189
Kaken Pharmaceutical Co. Ltd.	200	4,736
Kamakura Shinsho Ltd.	100	423
Kameda Seika Co. Ltd.	100	2,926
Kamei Corp.	300	3,798
Kamigumi Co. Ltd.	400	9,366
Kanaden Corp.	100	1,058
Kanamoto Co. Ltd.	400	7,671

Avantis International Small Cap Equity ETF
	Shares	Value
Kandenko Co. Ltd.	1,200	$13,697
Kaneka Corp.	300	7,213
Kanematsu Corp.	700	11,169
Kanto Denka Kogyo Co. Ltd.	400	2,428
Kappa Create Co. Ltd.(1)	200	2,219
Katitas Co. Ltd.	300	4,039
Kato Sangyo Co. Ltd.	300	9,717
Kato Works Co. Ltd.	100	985
Kawada Technologies, Inc.	100	6,014
KeePer Technical Laboratory Co. Ltd.	100	4,295
Keihanshin Building Co. Ltd.	100	1,002
Keikyu Corp.	2,200	19,541
KEIWA, Inc.	100	751
Keiyo Bank Ltd.	900	4,514
KFC Holdings Japan Ltd.	100	2,826
KH Neochem Co. Ltd.	300	4,515
Kibun Foods, Inc.	100	837
Kintetsu Department Store Co. Ltd.	100	1,589
Kisoji Co. Ltd.	200	3,630
Kissei Pharmaceutical Co. Ltd.	200	4,536
Kitanotatsujin Corp.	100	141
Kitz Corp.	800	6,723
Kiyo Bank Ltd.	500	6,222
Koa Corp.	200	2,034
Kohnan Shoji Co. Ltd.	200	5,617
Kojima Co. Ltd.	300	1,462
Kokuyo Co. Ltd.	100	1,582
KOMEDA Holdings Co. Ltd.	400	7,288
Komeri Co. Ltd.	300	6,985
Komori Corp.	300	2,575
Konica Minolta, Inc.(1)	4,900	16,178
Konishi Co. Ltd.	700	6,815
Konoike Transport Co. Ltd.	300	3,722
Koshidaka Holdings Co. Ltd.	300	1,874
Kotobuki Spirits Co. Ltd.	1,200	16,063
KPP Group Holdings Co. Ltd.	500	2,160
K's Holdings Corp.	1,400	12,127
Kumagai Gumi Co. Ltd.	300	7,918
Kumiai Chemical Industry Co. Ltd.	300	1,655
Kura Sushi, Inc.	200	5,307
Kurabo Industries Ltd.	200	4,249
Kureha Corp.	400	7,161
Kusuri No. Aoki Holdings Co. Ltd.	400	8,395
KYB Corp.	200	6,875
Kyoei Steel Ltd.	300	4,869
Kyokuto Boeki Kaisha Ltd.	100	1,487
Kyokuto Kaihatsu Kogyo Co. Ltd.	200	3,329
Kyokuto Securities Co. Ltd.	200	1,398
Kyorin Pharmaceutical Co. Ltd.	300	3,565
Kyoritsu Maintenance Co. Ltd.	300	12,677
Kyosan Electric Manufacturing Co. Ltd.	100	313

Avantis International Small Cap Equity ETF
	Shares	Value
Kyudenko Corp.	100	$3,890
Kyushu Financial Group, Inc.	2,600	19,602
Lacto Japan Co. Ltd.	100	1,480
Leopalace21 Corp.(1)	1,900	5,828
Life Corp.	200	5,144
Lifedrink Co., Inc.	100	3,117
LIFENET INSURANCE Co.(1)	500	4,611
LIFULL Co. Ltd.	100	113
LIKE, Inc.	100	1,062
Link & Motivation, Inc.	500	2,062
Lintec Corp.	400	8,113
LITALICO, Inc.	100	1,479
M&A Capital Partners Co. Ltd.	100	1,781
M&A Research Institute Holdings, Inc.(1)	200	9,271
Mabuchi Motor Co. Ltd.	1,000	18,257
Macnica Holdings, Inc.	400	22,141
Macromill, Inc.	100	508
Maeda Kosen Co. Ltd.	200	4,640
Makino Milling Machine Co. Ltd.	100	3,905
Management Solutions Co. Ltd.	100	2,021
Mandom Corp.	300	2,677
Mani, Inc.	800	10,907
MarkLines Co. Ltd.	100	2,165
Mars Group Holdings Corp.	100	2,057
Marubun Corp.	200	2,019
Maruha Nichiro Corp.	500	9,854
Maruichi Steel Tube Ltd.	500	13,089
MARUKA FURUSATO Corp.	100	1,508
Marusan Securities Co. Ltd.	200	1,392
Maruwa Co. Ltd.	100	22,839
Maruzen Showa Unyu Co. Ltd.	100	2,973
Marvelous, Inc.	100	485
Matsuda Sangyo Co. Ltd.	200	3,127
Matsui Securities Co. Ltd.	800	4,544
Matsuya Co. Ltd.	200	1,296
Matsuyafoods Holdings Co. Ltd.	100	3,907
Max Co. Ltd.	300	6,388
Maxell Ltd.	400	4,158
MCJ Co. Ltd.	700	6,375
MEC Co. Ltd.	100	2,969
Medical Data Vision Co. Ltd.	100	387
Medley, Inc.(1)	100	3,383
MedPeer, Inc.	100	518
Megachips Corp.	200	5,589
Megmilk Snow Brand Co. Ltd.	500	7,499
Meidensha Corp.	300	5,317
Meiji Shipping Group Co. Ltd.	200	1,103
Meiko Electronics Co. Ltd.	300	9,849
Meisei Industrial Co. Ltd.	300	2,493
MEITEC Group Holdings, Inc.	700	14,174
Meiwa Corp.	100	449

Avantis International Small Cap Equity ETF
	Shares	Value
Meiwa Estate Co. Ltd.	200	$1,442
Menicon Co. Ltd.	500	5,931
Micronics Japan Co. Ltd.	300	15,134
Midac Holdings Co. Ltd.	100	1,043
Milbon Co. Ltd.	100	2,155
Mimasu Semiconductor Industry Co. Ltd.	200	4,260
Ministop Co. Ltd.	100	1,046
Minkabu The Infonoid, Inc.	100	967
Mirai Industry Co. Ltd.	100	3,472
Miraial Co. Ltd.	100	1,047
Mirait One Corp.	900	11,218
Mirarth Holdings, Inc.	400	1,304
Miroku Jyoho Service Co. Ltd.	100	1,283
Mito Securities Co. Ltd.	400	1,325
Mitsuba Corp.	500	4,868
Mitsubishi Kakoki Kaisha Ltd.	100	2,609
Mitsubishi Logisnext Co. Ltd.	300	3,323
Mitsubishi Logistics Corp.	600	18,423
Mitsubishi Materials Corp.	1,500	26,261
Mitsubishi Paper Mills Ltd.	300	1,132
Mitsubishi Pencil Co. Ltd.	200	3,172
Mitsubishi Research Institute, Inc.	100	3,367
Mitsubishi Shokuhin Co. Ltd.	200	7,189
Mitsubishi Steel Manufacturing Co. Ltd.	100	991
Mitsui DM Sugar Holdings Co. Ltd.	100	2,156
Mitsui E&S Co. Ltd.	1,000	12,355
Mitsui High-Tec, Inc.	100	5,622
Mitsui Matsushima Holdings Co. Ltd.	200	4,200
Mitsui Mining & Smelting Co. Ltd.	800	23,586
Mitsui-Soko Holdings Co. Ltd.	300	9,432
Miura Co. Ltd.	500	10,673
MIXI, Inc.	100	1,648
Miyaji Engineering Group, Inc.	100	2,785
Miyazaki Bank Ltd.	100	1,896
Mizuho Leasing Co. Ltd.	200	7,350
Mizuno Corp.	200	7,032
Mochida Pharmaceutical Co. Ltd.	200	4,364
Modec, Inc.	200	4,076
Monex Group, Inc.	1,800	11,098
Monogatari Corp.	300	9,367
Morinaga & Co. Ltd.	700	12,549
Morinaga Milk Industry Co. Ltd.	800	16,564
Moriroku Holdings Co. Ltd.	100	1,802
Morita Holdings Corp.	100	1,059
Morito Co. Ltd.	100	972
Mugen Estate Co. Ltd.	100	935
m-up Holdings, Inc.	200	1,493
Musashi Seimitsu Industry Co. Ltd.	400	4,470
Musashino Bank Ltd.	200	3,877
Muto Seiko Co.	100	1,387
Nabtesco Corp.	1,000	16,609

Avantis International Small Cap Equity ETF
	Shares	Value
Nachi-Fujikoshi Corp.	100	$2,292
Nagahori Corp.	100	1,001
Nagaileben Co. Ltd.	100	1,490
Nagano Keiki Co. Ltd.	100	1,571
Nagase & Co. Ltd.	900	14,983
Nagase Brothers, Inc.	100	1,376
Nagawa Co. Ltd.	100	4,927
Nakayama Steel Works Ltd.	300	1,875
Namura Shipbuilding Co. Ltd.	700	9,745
Nankai Electric Railway Co. Ltd.	1,000	19,531
Nanto Bank Ltd.	200	3,828
NEC Networks & System Integration Corp.	700	11,460
NET One Systems Co. Ltd.	600	10,412
Net Protections Holdings, Inc.(1)	400	516
Neturen Co. Ltd.	300	2,104
Nextage Co. Ltd.	200	3,267
NHK Spring Co. Ltd.	1,800	17,309
Nichias Corp.	600	15,773
Nichicon Corp.	400	3,277
Nichiha Corp.	200	4,643
Nichimo Co. Ltd.	100	1,432
Nichireki Co. Ltd.	200	3,198
Nichirin Co. Ltd.	100	2,512
Nifco, Inc.	400	9,656
Nihon Chouzai Co. Ltd.	100	964
Nihon Dempa Kogyo Co. Ltd.	300	2,919
Nihon Kohden Corp.	700	19,401
Nihon M&A Center Holdings, Inc.	2,700	18,108
Nihon Nohyaku Co. Ltd.	100	482
Nihon Parkerizing Co. Ltd.	900	7,535
Nihon Yamamura Glass Co. Ltd.(1)	100	989
Nikkiso Co. Ltd.	400	3,349
Nikkon Holdings Co. Ltd.	600	12,331
Nippn Corp.	600	9,520
Nippon Aqua Co. Ltd.	100	711
Nippon Carbon Co. Ltd.	100	3,487
Nippon Ceramic Co. Ltd.	200	3,622
Nippon Chemical Industrial Co. Ltd.	100	1,651
Nippon Chemi-Con Corp.(1)	100	914
Nippon Coke & Engineering Co. Ltd.(1)	2,600	2,134
Nippon Concrete Industries Co. Ltd.	400	1,129
Nippon Denko Co. Ltd.	1,000	2,004
Nippon Densetsu Kogyo Co. Ltd.	200	2,702
Nippon Electric Glass Co. Ltd.	800	19,325
Nippon Gas Co. Ltd.	900	14,075
Nippon Kayaku Co. Ltd.	1,200	10,327
Nippon Light Metal Holdings Co. Ltd.	800	9,230
Nippon Paper Industries Co. Ltd.(1)	1,000	7,623
Nippon Parking Development Co. Ltd.	1,300	1,624
Nippon Pillar Packing Co. Ltd.	200	7,367
Nippon Road Co. Ltd.	200	2,702

Avantis International Small Cap Equity ETF
	Shares	Value
Nippon Seiki Co. Ltd.	400	$4,140
Nippon Sheet Glass Co. Ltd.(1)	700	2,473
Nippon Shinyaku Co. Ltd.	400	12,707
Nippon Shokubai Co. Ltd.	300	11,246
Nippon Signal Company Ltd.	100	680
Nippon Soda Co. Ltd.	200	8,202
Nippon Television Holdings, Inc.	400	5,665
Nippon Thompson Co. Ltd.	500	2,183
Nippon Yakin Kogyo Co. Ltd.	100	3,141
Nipro Corp.	1,600	13,228
Nishimatsu Construction Co. Ltd.	100	3,032
Nishimatsuya Chain Co. Ltd.	400	5,993
Nishimoto Co. Ltd.	100	4,164
Nishi-Nippon Financial Holdings, Inc.	1,100	13,913
Nishi-Nippon Railroad Co. Ltd.	600	9,647
Nishio Holdings Co. Ltd.	300	7,790
Nissan Shatai Co. Ltd.	400	2,572
Nissei ASB Machine Co. Ltd.	100	3,049
Nissha Co. Ltd.	300	3,003
Nisshin Oillio Group Ltd.	300	10,439
Nisshinbo Holdings, Inc.	1,100	9,208
Nissin Corp.	100	1,894
Nisso Holdings Co. Ltd.	100	554
Nissui Corp.	3,200	20,365
Nitta Corp.	200	5,006
Nittetsu Mining Co. Ltd.	100	3,345
Nitto Boseki Co. Ltd.	200	7,470
Noevir Holdings Co. Ltd.	100	3,485
Nohmi Bosai Ltd.	200	2,961
Nojima Corp.	900	10,124
NOK Corp.	800	11,341
Nomura Co. Ltd.	800	4,557
Nomura Micro Science Co. Ltd.	100	12,809
Noritake Co. Ltd.	100	5,583
Noritsu Koki Co. Ltd.	200	4,291
Noritz Corp.	200	2,248
North Pacific Bank Ltd.	2,700	7,205
NPR-RIKEN Corp.	200	4,021
NS Solutions Corp.	100	3,347
NS United Kaiun Kaisha Ltd.	100	3,546
NSD Co. Ltd.	600	11,447
NTN Corp.	4,200	8,929
Oat Agrio Co. Ltd.	100	1,138
Obara Group, Inc.	100	2,530
Oenon Holdings, Inc.	100	235
Ogaki Kyoritsu Bank Ltd.	300	4,271
Ohsho Food Service Corp.	100	5,235
Oiles Corp.	100	1,376
Oisix ra daichi, Inc.(1)	100	924
Oita Bank Ltd.	100	1,861
Okamoto Industries, Inc.	100	3,238

Avantis International Small Cap Equity ETF
	Shares	Value
Okamura Corp.	600	$8,766
Okasan Securities Group, Inc.	1,600	8,338
Oki Electric Industry Co. Ltd.	900	6,444
Okinawa Cellular Telephone Co.	100	2,406
Okinawa Electric Power Co., Inc.	400	2,952
Okinawa Financial Group, Inc.	100	1,735
OKUMA Corp.	100	4,717
Okumura Corp.	300	10,199
Okura Industrial Co. Ltd.	100	2,172
Okuwa Co. Ltd.	300	1,697
Onoken Co. Ltd.	200	2,415
Onward Holdings Co. Ltd.	1,000	3,424
Open Door, Inc.(1)	100	499
Open Up Group, Inc.	400	5,838
Optex Group Co. Ltd.	200	2,494
Optorun Co. Ltd.	200	2,722
Organo Corp.	300	15,419
Orient Corp.	200	1,426
Oriental Shiraishi Corp.	1,100	2,915
Oro Co. Ltd.	100	1,844
Osaka Organic Chemical Industry Ltd.	100	2,203
Osaka Steel Co. Ltd.	200	3,021
OSAKA Titanium Technologies Co. Ltd.	200	3,560
Osaki Electric Co. Ltd.	200	887
OSG Corp.	800	11,230
Outsourcing, Inc.(1)	1,100	12,877
Pacific Industrial Co. Ltd.	500	5,050
Pacific Metals Co. Ltd.(1)	100	886
Pack Corp.	100	2,342
PAL GROUP Holdings Co. Ltd.	400	6,082
PALTAC Corp.	300	8,391
Paramount Bed Holdings Co. Ltd.	400	6,665
Paris Miki Holdings, Inc.	200	549
Park24 Co. Ltd.(1)	1,100	13,067
Pasona Group, Inc.	200	3,832
Penta-Ocean Construction Co. Ltd.	2,600	13,470
PeptiDream, Inc.(1)	800	8,439
Pharma Foods International Co. Ltd.	100	613
Pigeon Corp.	800	8,146
Pilot Corp.	100	2,662
Piolax, Inc.	300	5,611
PKSHA Technology, Inc.(1)	100	4,246
Plaid, Inc.(1)	100	558
Plus Alpha Consulting Co. Ltd.	200	3,382
Pola Orbis Holdings, Inc.	500	4,992
Polaris Holdings Co. Ltd.(1)	300	415
Port, Inc.(1)	100	1,509
Premium Group Co. Ltd.	200	2,520
Press Kogyo Co. Ltd.	800	3,598
Prestige International, Inc.	800	3,435
Prima Meat Packers Ltd.	300	4,536

Avantis International Small Cap Equity ETF
	Shares	Value
Procrea Holdings, Inc.	200	$2,525
Proto Corp.	100	889
PS Mitsubishi Construction Co. Ltd.	200	1,394
QB Net Holdings Co. Ltd.	100	863
Qol Holdings Co. Ltd.	200	2,201
Raccoon Holdings, Inc.	100	485
Raito Kogyo Co. Ltd.	100	1,273
Raiznext Corp.	100	1,526
Raksul, Inc.(1)	300	2,268
Raysum Co. Ltd.	100	2,421
Relo Group, Inc.	800	6,444
Remixpoint, Inc.	200	230
Renewable Japan Co. Ltd.(1)	100	686
Rengo Co. Ltd.	2,400	16,014
RENOVA, Inc.(1)	300	2,240
ReproCELL, Inc.(1)	400	453
Resorttrust, Inc.	800	13,798
Restar Holdings Corp.	200	4,068
Retail Partners Co. Ltd.	300	3,505
Rheon Automatic Machinery Co. Ltd.	100	964
Ricoh Leasing Co. Ltd.	200	6,895
Riken Technos Corp.	400	2,618
Riken Vitamin Co. Ltd.	100	1,691
Ringer Hut Co. Ltd.	200	3,086
Rion Co. Ltd.	100	1,993
Riso Kagaku Corp.	100	2,199
Riso Kyoiku Co. Ltd.	700	1,024
Rock Field Co. Ltd.	100	1,112
Roland DG Corp.	100	3,349
Round One Corp.	1,800	8,410
Royal Holdings Co. Ltd.	300	4,879
Ryobi Ltd.	200	3,365
Ryosan Co. Ltd.	100	3,600
S Foods, Inc.	200	4,172
Sac's Bar Holdings, Inc.	100	611
Sagami Holdings Corp.	200	2,049
Saizeriya Co. Ltd.	300	9,793
Sakai Chemical Industry Co. Ltd.	100	1,334
Sakai Moving Service Co. Ltd.	400	6,953
Sakata INX Corp.	500	4,828
Sakura Internet, Inc.	200	8,630
Sala Corp.	200	1,061
SAMTY Co. Ltd.	100	1,648
San ju San Financial Group, Inc.	100	1,322
San-A Co. Ltd.	200	6,149
San-Ai Obbli Co. Ltd.	500	6,560
SanBio Co. Ltd.(1)	500	2,681
Sangetsu Corp.	500	11,767
San-In Godo Bank Ltd.	1,300	9,976
Sanix, Inc.(1)	100	201
Sanken Electric Co. Ltd.	100	5,066

Avantis International Small Cap Equity ETF
	Shares	Value
Sanki Engineering Co. Ltd.	300	$3,995
Sanko Gosei Ltd.	100	446
Sankyo Tateyama, Inc.	200	1,121
Sankyu, Inc.	400	14,144
Sanoh Industrial Co. Ltd.	300	2,124
Sansan, Inc.(1)	600	7,174
Sanshin Electronics Co. Ltd.	100	1,566
Sanyo Chemical Industries Ltd.	100	2,839
Sanyo Denki Co. Ltd.	100	4,476
Sanyo Shokai Ltd.	100	1,698
Sanyo Special Steel Co. Ltd.	200	3,015
Sapporo Holdings Ltd.	400	17,598
Sato Holdings Corp.	300	4,496
Satori Electric Co. Ltd.	100	1,657
Sawai Group Holdings Co. Ltd.	400	15,314
SB Technology Corp.	100	1,429
SBI ARUHI Corp.	100	612
SBI Sumishin Net Bank Ltd.	300	3,908
SBS Holdings, Inc.	100	1,601
Scroll Corp.	100	628
SEC Carbon Ltd.	100	1,841
Seika Corp.	100	2,099
Seikagaku Corp.	100	503
Seikitokyu Kogyo Co. Ltd.	200	2,616
Seiko Group Corp.	300	6,979
Seiren Co. Ltd.	400	6,857
Sekisui Jushi Corp.	200	3,423
Senko Group Holdings Co. Ltd.	1,400	9,979
Senshu Electric Co. Ltd.	100	2,564
Senshu Ikeda Holdings, Inc.	2,500	6,399
Senshukai Co. Ltd.(1)	200	390
Septeni Holdings Co. Ltd.	400	1,251
Seria Co. Ltd.	400	8,087
Seven Bank Ltd.	5,600	11,187
SFP Holdings Co. Ltd.	100	1,336
Shibaura Machine Co. Ltd.	100	2,458
Shibaura Mechatronics Corp.	100	4,406
Shibuya Corp.	100	2,085
Shiga Bank Ltd.	200	5,519
Shikoku Bank Ltd.	100	752
Shikoku Electric Power Co., Inc.	1,200	8,718
Shikoku Kasei Holdings Corp.	300	3,808
Shima Seiki Manufacturing Ltd.	100	917
Shin Nippon Air Technologies Co. Ltd.	100	1,890
Shinagawa Refractories Co. Ltd.	300	4,110
Shin-Etsu Polymer Co. Ltd.	400	4,230
Shinko Shoji Co. Ltd.	100	809
Shinmaywa Industries Ltd.	400	3,253
Shinnihon Corp.	200	1,697
Ship Healthcare Holdings, Inc.	400	5,809
Shizuoka Gas Co. Ltd.	300	1,854

Avantis International Small Cap Equity ETF
	Shares	Value
SHO-BOND Holdings Co. Ltd.	400	$17,128
Shoei Co. Ltd.	200	2,825
Shoei Foods Corp.	100	3,126
Showa Sangyo Co. Ltd.	200	4,632
SIGMAXYZ Holdings, Inc.	200	2,287
Siix Corp.	400	4,379
Simplex Holdings, Inc.	300	5,121
Sinfonia Technology Co. Ltd.	300	5,363
Sinko Industries Ltd.	200	4,477
Sintokogio Ltd.	200	1,548
SK-Electronics Co. Ltd.	100	2,248
SKY Perfect JSAT Holdings, Inc.	1,100	6,530
Smaregi, Inc.(1)	100	1,556
SMS Co. Ltd.	500	8,878
Sodick Co. Ltd.	400	1,989
Softcreate Holdings Corp.	100	1,306
Solasto Corp.	200	715
Sotetsu Holdings, Inc.	800	14,509
Sourcenext Corp.(1)	400	353
Sparx Group Co. Ltd.	200	2,537
SpiderPlus & Co.(1)	100	473
S-Pool, Inc.	400	866
SRS Holdings Co. Ltd.(1)	300	2,403
St. Marc Holdings Co. Ltd.	100	1,481
Star Micronics Co. Ltd.	300	3,621
Startia Holdings, Inc.	100	1,006
Starts Corp., Inc.	200	4,044
Strike Co. Ltd.	100	3,681
Subaru Enterprise Co. Ltd.	100	2,116
Sumida Corp.	100	813
Sumiseki Holdings, Inc.	400	7,439
Sumitomo Bakelite Co. Ltd.	200	11,506
Sumitomo Densetsu Co. Ltd.	100	2,056
Sumitomo Mitsui Construction Co. Ltd.	1,100	3,180
Sumitomo Osaka Cement Co. Ltd.	300	7,137
Sumitomo Pharma Co. Ltd.	1,500	3,715
Sumitomo Riko Co. Ltd.	600	5,066
Sumitomo Seika Chemicals Co. Ltd.	100	3,307
Sumitomo Warehouse Co. Ltd.	500	8,612
Sun Corp.	100	2,139
Sun Frontier Fudousan Co. Ltd.	200	2,219
Sun*, Inc.(1)	100	681
Suruga Bank Ltd.	1,700	9,177
Suzuken Co. Ltd.	400	11,908
SWCC Corp.	400	9,007
System Support, Inc.	100	1,290
Systena Corp.	3,100	5,967
Syuppin Co. Ltd.	200	1,539
T Hasegawa Co. Ltd.	300	6,262
T RAD Co. Ltd.	100	2,666
Tachibana Eletech Co. Ltd.	100	2,120

Avantis International Small Cap Equity ETF
	Shares	Value
Tachi-S Co. Ltd.	400	$5,478
Tadano Ltd.	800	6,776
Taihei Dengyo Kaisha Ltd.	100	2,978
Taiheiyo Cement Corp.	1,200	25,209
Taikisha Ltd.	300	9,497
Taisei Oncho Co. Ltd.	100	3,960
Taiyo Holdings Co. Ltd.	400	8,672
Takachiho Koheki Co. Ltd.	100	2,637
Takamatsu Construction Group Co. Ltd.	100	1,898
Takaoka Toko Co. Ltd.	100	1,638
Takara & Co. Ltd.	100	1,896
Takara Bio, Inc.	200	1,356
Takara Holdings, Inc.	1,400	11,726
Takara Standard Co. Ltd.	300	3,692
Takasago International Corp.	100	2,195
Takasago Thermal Engineering Co. Ltd.	100	2,916
Takashima & Co. Ltd.	200	1,939
Takashimaya Co. Ltd.	1,200	18,063
Takeuchi Manufacturing Co. Ltd.	300	10,560
Takuma Co. Ltd.	400	5,204
Tama Home Co. Ltd.	100	2,803
Tamron Co. Ltd.	200	8,690
Tamura Corp.	600	2,216
Tanseisha Co. Ltd.	400	2,122
TDC Soft, Inc.	100	1,424
TechMatrix Corp.	300	4,012
TechnoPro Holdings, Inc.	800	16,022
Teijin Ltd.	1,300	11,031
Teikoku Electric Manufacturing Co. Ltd.	100	1,808
Tekken Corp.	100	1,633
Tenma Corp.	100	1,578
Tera Probe, Inc.	100	4,386
Terasaki Electric Co. Ltd.	100	1,695
Tess Holdings Co. Ltd.	300	935
T-Gaia Corp.	200	2,840
THK Co. Ltd.	1,100	24,242
Tigers Polymer Corp.	200	1,516
TKC Corp.	300	7,427
Toa Corp.	200	6,829
Toagosei Co. Ltd.	800	8,241
Tobishima Corp.	100	979
TOC Co. Ltd.	100	439
Tocalo Co. Ltd.	600	6,917
Tochigi Bank Ltd.	800	1,814
Toda Corp.	2,200	13,607
Toei Co. Ltd.	100	13,725
Toho Bank Ltd.	1,800	4,089
Toho Co. Ltd.	100	1,977
Toho Gas Co. Ltd.	400	8,013
Toho Holdings Co. Ltd.	400	8,443
Toho Titanium Co. Ltd.	100	1,099

Avantis International Small Cap Equity ETF
	Shares	Value
Toho Zinc Co. Ltd.	100	$673
Tohokushinsha Film Corp.	200	1,932
Tokai Carbon Co. Ltd.	1,500	9,895
Tokai Corp.	100	1,467
TOKAI Holdings Corp.	1,000	6,802
Tokai Rika Co. Ltd.	500	8,200
Tokai Tokyo Financial Holdings, Inc.	2,000	7,921
Token Corp.	100	6,348
Tokuyama Corp.	600	9,733
Tokyo Base Co. Ltd.	100	206
Tokyo Keiki, Inc.	100	1,585
Tokyo Kiraboshi Financial Group, Inc.	200	6,045
Tokyo Seimitsu Co. Ltd.	200	13,720
Tokyo Steel Manufacturing Co. Ltd.	800	8,920
Tokyo Tekko Co. Ltd.	100	3,695
Tokyotokeiba Co. Ltd.	200	5,681
Tokyu Construction Co. Ltd.	700	3,886
Toli Corp.	100	261
Tomen Devices Corp.	100	3,753
Tomoku Co. Ltd.	100	1,570
TOMONY Holdings, Inc.	1,900	5,220
Tomy Co. Ltd.	800	14,250
Topcon Corp.	800	9,507
Topre Corp.	600	9,868
Topy Industries Ltd.	200	4,092
Toridoll Holdings Corp.	100	2,870
Torii Pharmaceutical Co. Ltd.	100	2,847
Torikizoku Holdings Co. Ltd.	100	2,817
Torishima Pump Manufacturing Co. Ltd.	200	3,792
Toshiba TEC Corp.	200	4,187
Tosho Co. Ltd.	100	532
Totetsu Kogyo Co. Ltd.	200	4,076
Tow Co. Ltd.	100	257
Towa Bank Ltd.	200	913
Towa Corp.	200	12,553
Toyo Construction Co. Ltd.	500	4,767
Toyo Engineering Corp.(1)	500	3,032
Toyo Gosei Co. Ltd.	100	6,653
Toyo Kanetsu KK	100	3,054
Toyo Securities Co. Ltd.	100	250
Toyo Tire Corp.	800	14,494
Toyobo Co. Ltd.	700	5,192
Toyoda Gosei Co. Ltd.	800	16,500
TPR Co. Ltd.	300	4,332
Traders Holdings Co. Ltd.	100	474
Transaction Co. Ltd.	100	1,592
Transcosmos, Inc.	200	4,065
TRE Holdings Corp.	500	4,068
Treasure Factory Co. Ltd.	100	988
Tri Chemical Laboratories, Inc.	300	9,695
Trusco Nakayama Corp.	600	9,321

Avantis International Small Cap Equity ETF
	Shares	Value
TS Tech Co. Ltd.	900	$11,655
TSI Holdings Co. Ltd.	400	1,749
Tsubakimoto Chain Co.	300	9,782
Tsuburaya Fields Holdings, Inc.	200	2,045
Tsugami Corp.	400	3,168
Tsukishima Holdings Co. Ltd.	100	951
Tsukuba Bank Ltd.	800	1,439
Tsumura & Co.	300	5,526
Tsurumi Manufacturing Co. Ltd.	100	2,340
TV Asahi Holdings Corp.	100	1,297
UACJ Corp.	500	13,736
UBE Corp.	700	11,737
Uchida Yoko Co. Ltd.	100	5,196
Ulvac, Inc.	200	12,335
Union Tool Co.	100	2,556
Unipres Corp.	400	2,929
United Arrows Ltd.	100	1,179
United Super Markets Holdings, Inc.	400	2,666
Universal Entertainment Corp.	200	2,463
Usen-Next Holdings Co. Ltd.	100	3,037
User Local, Inc.	100	1,668
Ushio, Inc.	800	10,598
UT Group Co. Ltd.(1)	200	4,697
V Technology Co. Ltd.	100	1,730
Valor Holdings Co. Ltd.	500	8,087
Valqua Ltd.	100	3,209
Value HR Co. Ltd.	100	916
ValueCommerce Co. Ltd.	100	760
Vector, Inc.	100	819
Veltra Corp.(1)	100	308
Vision, Inc.(1)	100	808
Visional, Inc.(1)	200	11,485
Vital KSK Holdings, Inc.	100	888
VT Holdings Co. Ltd.	600	2,088
Wacoal Holdings Corp.	300	7,307
Wacom Co. Ltd.	1,400	5,879
Wakita & Co. Ltd.	400	4,103
Warabeya Nichiyo Holdings Co. Ltd.	100	1,826
WATAMI Co. Ltd.(1)	100	668
Welbe, Inc.	100	725
West Holdings Corp.	200	3,960
WingArc1st, Inc.	200	3,998
World Co. Ltd.	200	2,582
W-Scope Corp.(1)	200	981
Xebio Holdings Co. Ltd.	100	655
Yahagi Construction Co. Ltd.	100	1,042
YAKUODO Holdings Co. Ltd.	100	1,936
YAMABIKO Corp.	400	4,938
Yamae Group Holdings Co. Ltd.	200	3,668
Yamagata Bank Ltd.	100	792
Yamaguchi Financial Group, Inc.	1,800	18,280

Avantis International Small Cap Equity ETF
	Shares	Value
Yamaichi Electronics Co. Ltd.	100	$1,513
YA-MAN Ltd.	300	1,999
Yamanashi Chuo Bank Ltd.	300	3,746
Yamashin-Filter Corp.	400	1,029
Yamazen Corp.	400	3,390
Yaoko Co. Ltd.	200	11,500
Yellow Hat Ltd.	400	5,222
Yodogawa Steel Works Ltd.	200	5,964
Yokogawa Bridge Holdings Corp.	300	5,713
Yokorei Co. Ltd.	200	1,414
Yokowo Co. Ltd.	100	1,053
Yondenko Corp.	100	2,865
Yondoshi Holdings, Inc.	100	1,269
Yoshinoya Holdings Co. Ltd.	600	12,754
Yuasa Trading Co. Ltd.	200	6,706
Yukiguni Maitake Co. Ltd.	100	676
Yurtec Corp.	500	4,464
Yushiro Chemical Industry Co. Ltd.	100	1,507
Yutaka Giken Co. Ltd.	100	1,800
Zenkoku Hosho Co. Ltd.	100	3,670
Zenrin Co. Ltd.	100	569
Zeon Corp.	1,100	9,334
ZERIA Pharmaceutical Co. Ltd.	100	1,415
ZIGExN Co. Ltd.	400	1,499
Zojirushi Corp.	200	1,872
Zuiko Corp.	200	2,163
Zuken, Inc.	100	3,091
		5,031,452
Netherlands — 1.5%
Aalberts NV	648	29,148
Allfunds Group PLC	2,080	14,787
AMG Critical Materials NV	242	5,529
Arcadis NV	448	26,149
Avantium NV(1)	121	284
Basic-Fit NV(1)	339	9,144
Brunel International NV	146	1,620
Constellium SE(1)	921	17,858
Corbion NV	242	4,593
Ebusco Holding NV(1)	32	113
Fugro NV(1)	779	17,216
InPost SA(1)	1,473	23,016
Just Eat Takeaway.com NV(1)	748	12,353
Koninklijke BAM Groep NV	1,747	6,246
Koninklijke Heijmans NV, CVA	147	2,470
Koninklijke Vopak NV	520	19,339
OCI NV	321	8,469
Pharvaris NV(1)	114	2,615
ProQR Therapeutics NV(1)	185	373
SBM Offshore NV	897	12,738
SIF Holding NV(1)	75	803
Signify NV	652	17,521

Avantis International Small Cap Equity ETF
	Shares	Value
Sligro Food Group NV	139	$1,984
TKH Group NV, CVA	264	11,029
Van Lanschot Kempen NV	200	6,812
		252,209
New Zealand — 0.6%
Air New Zealand Ltd.	53,034	19,839
Fletcher Building Ltd.	2,330	5,822
Genesis Energy Ltd.	15,610	23,471
KMD Brands Ltd.	18,468	5,848
Summerset Group Holdings Ltd.	6,817	45,853
Tourism Holdings Ltd.	280	563
		101,396
Norway — 2.2%
2020 Bulkers Ltd.(1)	218	3,085
Aker Horizons ASA(1)	1,516	565
Aker Solutions ASA	2,881	9,679
AMSC ASA(1)	904	2,285
Atea ASA(1)	1,132	13,248
Austevoll Seafood ASA	755	5,731
Avance Gas Holding Ltd.	289	3,144
Belships ASA	1,096	2,151
Bluenord ASA(1)	330	16,917
Borr Drilling Ltd.(1)	2,696	16,270
Borregaard ASA	562	9,733
BW LPG Ltd.	1,178	13,565
BW Offshore Ltd.	1,156	2,772
Cadeler AS(1)	1,200	5,217
DNO ASA	6,904	5,863
DOF Group ASA(1)	2,537	15,884
Elmera Group ASA	1,420	4,411
Europris ASA	2,052	14,151
FLEX LNG Ltd.	227	5,696
Gram Car Carriers ASA(1)	136	2,815
Grieg Seafood ASA	456	2,774
Himalaya Shipping Ltd.(1)	264	2,072
Hoegh Autoliners ASA	1,569	15,312
Kid ASA	472	5,718
Kitron ASA	2,536	8,671
Klaveness Combination Carriers ASA	89	810
LINK Mobility Group Holding ASA(1)	2,001	3,221
MPC Container Ships ASA	4,761	6,126
Noram Drilling AS	140	494
Nordic Mining ASA(1)	13,884	982
Nordic Semiconductor ASA(1)	871	7,454
Norske Skog ASA	1,106	3,769
Norwegian Air Shuttle ASA(1)	8,992	14,795
Nykode Therapeutics ASA(1)	945	1,475
Odfjell Drilling Ltd.	1,512	6,370
OKEA ASA	644	1,421
Panoro Energy ASA	722	1,711
Pexip Holding ASA(1)	576	1,488

Avantis International Small Cap Equity ETF
	Shares	Value
PGS ASA(1)	15,691	$10,107
PhotoCure ASA(1)	260	1,373
Protector Forsikring ASA	705	14,315
Rana Gruber ASA	328	2,211
Salmon Evolution ASA(1)	2,626	1,598
Scatec ASA	1,699	10,520
Siem Offshore, Inc.(1)	705	1,897
Solstad Offshore ASA(1)	289	991
SpareBank 1 Nord Norge	1,250	11,964
SpareBank 1 SMN	1,800	24,520
Stolt-Nielsen Ltd.	346	12,974
TGS ASA	1,522	14,991
Ultimovacs ASA(1)	217	2,755
Veidekke ASA	1,384	14,361
		362,422
Portugal — 0.3%
Altri SGPS SA	819	3,994
Corticeira Amorim SGPS SA	441	4,506
CTT-Correios de Portugal SA	1,208	4,753
Greenvolt-Energias Renovaveis SA(1)	800	7,015
Mota-Engil SGPS SA	1,267	7,791
NOS SGPS SA	1,843	6,410
REN - Redes Energeticas Nacionais SGPS SA	4,364	10,337
Semapa-Sociedade de Investimento e Gestao	172	2,574
		47,380
Singapore — 1.6%
AEM Holdings Ltd.	5,100	8,145
Aztech Global Ltd.	1,000	726
Best World International Ltd.(1)	1,900	2,305
Capitaland India Trust	26,800	20,140
ComfortDelGro Corp. Ltd.	61,900	62,191
Dyna-Mac Holdings Ltd.	13,900	3,052
First Resources Ltd.	16,400	17,333
Food Empire Holdings Ltd.	5,800	6,209
Frencken Group Ltd.	9,700	11,626
Geo Energy Resources Ltd.	17,000	4,165
Hutchison Port Holdings Trust, U Shares	133,700	17,692
iFAST Corp. Ltd.	3,200	17,271
ISDN Holdings Ltd.	4,000	956
LHN Ltd.	5,800	1,447
Nanofilm Technologies International Ltd.	3,300	1,738
Raffles Medical Group Ltd.	22,400	16,985
Rex International Holding Ltd.	22,700	2,240
RH PetroGas Ltd.(1)	6,500	753
Riverstone Holdings Ltd.	13,900	6,992
Sheng Siong Group Ltd.	17,900	20,635
StarHub Ltd.	13,600	11,529
Super Hi International Holding Ltd.(1)	2,000	2,553
UMS Holdings Ltd.	14,000	15,038
Yangzijiang Financial Holding Ltd.	58,000	14,898
Yanlord Land Group Ltd.(1)	8,900	3,114
		269,733

Avantis International Small Cap Equity ETF
	Shares	Value
Spain — 1.7%
Acerinox SA	1,626	$17,854
Almirall SA	448	3,837
Applus Services SA	1,184	14,586
Atresmedia Corp. de Medios de Comunicacion SA	730	2,991
Bankinter SA	6,529	41,562
Cia de Distribucion Integral Logista Holdings SA	441	11,856
CIE Automotive SA	307	8,192
Construcciones y Auxiliar de Ferrocarriles SA	164	5,811
Ebro Foods SA	505	7,955
eDreams ODIGEO SA(1)	416	3,061
Enagas SA	2,091	30,200
Ence Energia y Celulosa SA	1,228	3,796
Ercros SA	672	1,793
Faes Farma SA	2,291	7,429
Fluidra SA	723	16,910
Gestamp Automocion SA	1,376	4,365
Global Dominion Access SA	690	2,587
Indra Sistemas SA	473	9,059
Laboratorios Farmaceuticos Rovi SA	196	15,732
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,041	2,022
Melia Hotels International SA(1)	850	6,078
Neinor Homes SA(1)	96	1,061
Obrascon Huarte Lain SA(1)	5,321	2,222
Prosegur Cash SA	1,619	851
Prosegur Compania de Seguridad SA	1,540	2,950
Sacyr SA	3,762	12,364
Solaria Energia y Medio Ambiente SA(1)	331	3,953
Soltec Power Holdings SA(1)	172	493
Tecnicas Reunidas SA(1)	444	3,764
Tubacex SA	1,116	4,039
Tubos Reunidos SA(1)	395	295
Unicaja Banco SA	9,876	10,125
Vidrala SA	176	18,095
		277,888
Sweden — 5.4%
AcadeMedia AB	1,520	6,950
AddLife AB, B Shares	856	8,280
ADDvise Group AB, Class B(1)	1,345	1,355
AFRY AB	1,217	19,154
Alleima AB	3,300	21,702
Ambea AB	872	5,150
Arjo AB, B Shares	2,881	13,640
Attendo AB(1)	1,544	5,532
Beijer Alma AB	346	5,823
Bergman & Beving AB	388	6,936
BHG Group AB(1)	1,416	2,271
BICO Group AB(1)	153	615
Bilia AB, A Shares	872	11,191
Billerud Aktiebolag	3,162	26,941
BioGaia AB, B Shares	1,312	16,041

Avantis International Small Cap Equity ETF
	Shares	Value
Bonava AB(1)	1,346	$1,015
Bonava AB, B Shares(1)	673	511
Boozt AB(1)	769	9,892
Bravida Holding AB	2,770	23,558
Bufab AB	380	14,562
Bulten AB	250	1,666
Bure Equity AB	994	31,854
Byggmax Group AB(1)	467	1,532
Camurus AB(1)	218	9,620
Catena AB	441	18,080
Catena Media PLC(1)	659	634
Cibus Nordic Real Estate AB publ	771	8,663
Cint Group AB(1)	2,651	3,358
Clas Ohlson AB, B Shares	723	12,318
Cloetta AB, B Shares	2,625	4,531
Coor Service Management Holding AB	1,192	5,135
Corem Property Group AB, B Shares	8,608	7,515
Dios Fastigheter AB	1,273	9,235
Dometic Group AB	1,098	8,786
Electrolux Professional AB, B Shares	1,488	9,470
Enad Global 7 AB	730	968
G5 Entertainment AB	76	945
Granges AB	1,731	16,841
Hanza AB	353	2,354
Hemnet Group AB	1,121	34,275
Hexatronic Group AB	1,216	3,720
HMS Networks AB	434	18,895
Hoist Finance AB(1)	723	3,004
Humana AB(1)	129	316
Humble Group AB(1)	5,602	5,575
Instalco AB	3,027	11,026
Intrum AB	851	2,817
INVISIO AB	612	12,888
Inwido AB	690	8,881
JM AB	748	11,649
KNOW IT AB	273	4,081
Lindab International AB	1,154	24,201
Loomis AB	1,051	28,442
Medicover AB, B Shares	115	1,591
MEKO AB	555	6,224
MIPS AB	217	6,641
Modern Times Group MTG AB, B Shares(1)	1,042	7,515
Mycronic AB	1,146	37,743
NCAB Group AB	1,563	11,385
NCC AB, B Shares	1,370	18,551
Neobo Fastigheter AB(1)	1,619	2,259
Net Insight AB, B Shares(1)	2,472	1,485
New Wave Group AB, B Shares	1,042	12,754
Nobia AB(1)	1,234	925
Nolato AB, B Shares	2,443	10,155
Nordic Paper Holding AB	585	2,420

Avantis International Small Cap Equity ETF
	Shares	Value
Nordic Waterproofing Holding AB	115	$1,899
Note AB(1)	161	2,428
NP3 Fastigheter AB	331	5,992
Nyfosa AB	1,976	16,736
Orron Energy AB(1)	1,672	1,087
OX2 AB(1)	794	3,988
Pandox AB	1,280	19,297
Paradox Interactive AB	402	7,435
Peab AB, Class B	2,498	13,780
Platzer Fastigheter Holding AB, B Shares	676	4,985
PowerCell Sweden AB(1)	249	819
Prevas AB, B Shares	32	367
Proact IT Group AB	281	2,940
Ratos AB, B Shares	1,064	3,557
RaySearch Laboratories AB(1)	498	4,777
Resurs Holding AB	1,643	2,330
Rvrc Holding AB	802	4,821
Samhallsbyggnadsbolaget i Norden AB	7,155	2,535
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	1,384	596
Scandic Hotels Group AB(1)	1,924	9,701
Sedana Medical AB(1)	876	1,376
Sinch AB(1)	5,650	14,201
SkiStar AB	587	7,339
Starbreeze AB(1)	8,513	264
Stillfront Group AB(1)	3,681	3,417
Storytel AB(1)	524	2,844
Surgical Science Sweden AB(1)	225	3,244
SwedenCare AB	954	5,005
Teqnion AB(1)	100	2,162
Tethys Oil AB	388	1,263
Tobii AB(1)	1,292	564
Tobii Dynavox AB(1)	1,522	7,716
Troax Group AB	520	11,045
Truecaller AB, B Shares(1)	2,611	7,202
VBG Group AB, B Shares	267	7,151
Viaplay Group AB, B Shares(1)	232	24
Vitec Software Group AB, B Shares	442	24,260
Vitrolife AB	611	10,652
Wihlborgs Fastigheter AB	1,843	14,852
		878,693
Switzerland — 4.1%
Accelleron Industries AG	715	24,130
Allreal Holding AG	132	22,702
ALSO Holding AG	89	23,321
ams-OSRAM AG(1)	3,809	5,799
Arbonia AG	450	6,191
Aryzta AG(1)	10,337	18,279
Ascom Holding AG	370	3,092
Autoneum Holding AG(1)	33	4,818
Basilea Pharmaceutica AG(1)	43	1,708
Bell Food Group AG	11	3,278

Avantis International Small Cap Equity ETF
	Shares	Value
Bossard Holding AG, Class A	59	$13,402
Bucher Industries AG	57	24,135
Burckhardt Compression Holding AG	28	16,647
Bystronic AG	8	3,926
Cembra Money Bank AG	290	24,671
Comet Holding AG	72	25,559
COSMO Pharmaceuticals NV	82	6,105
Daetwyler Holding AG, Bearer Shares	72	14,819
DKSH Holding AG	280	20,575
DocMorris AG(1)	113	10,609
dormakaba Holding AG	26	13,497
EFG International AG(1)	1,106	15,840
Forbo Holding AG	8	9,190
Gurit Holding AG, Bearer Shares(1)	18	1,318
Huber & Suhner AG	104	7,559
Implenia AG	122	4,282
Inficon Holding AG	16	24,841
Interroll Holding AG	8	25,152
Intershop Holding AG	8	5,567
Kardex Holding AG	64	17,008
Komax Holding AG	19	3,537
Lastminute.com NV(1)	25	600
LEM Holding SA	4	7,646
Leonteq AG(1)	92	2,985
Medacta Group SA	75	10,755
Medmix AG	267	4,576
Meier Tobler Group AG	44	1,695
Meyer Burger Technology AG(1)	13,216	991
Mobilezone Holding AG	370	5,733
Mobimo Holding AG	64	18,731
Montana Aerospace AG(1)	354	6,222
OC Oerlikon Corp. AG	1,380	6,579
Orior AG	58	4,242
PolyPeptide Group AG(1)	120	2,185
Rieter Holding AG	18	1,907
Schweiter Technologies AG	6	2,996
Sensirion Holding AG(1)	79	5,985
Siegfried Holding AG(1)	41	41,148
SKAN Group AG	96	8,815
Softwareone Holding AG(1)	1,188	22,186
St. Galler Kantonalbank AG	27	15,264
Stadler Rail AG	592	18,627
Swissquote Group Holding SA	128	34,144
u-blox Holding AG(1)	50	4,764
Valiant Holding AG	146	16,958
Vontobel Holding AG	217	13,266
Zehnder Group AG	82	5,002
		665,559
United Kingdom — 13.3%
4imprint Group PLC	268	19,329
abrdn PLC	11,531	22,963

Avantis International Small Cap Equity ETF
	Shares	Value
Advanced Medical Solutions Group PLC	1,720	$4,553
AFC Energy PLC(1)	2,138	418
AG Barr PLC	818	5,386
AJ Bell PLC	2,728	10,466
Alliance Pharma PLC	3,161	1,660
Alpha Financial Markets Consulting PLC	466	2,089
Alpha Group International PLC	352	7,555
Ascential PLC(1)	3,524	13,298
Ashmore Group PLC	2,724	7,130
Ashtead Technology Holdings PLC	712	6,300
ASOS PLC(1)	338	1,609
Aston Martin Lagonda Global Holdings PLC(1)	3,724	8,149
Auction Technology Group PLC(1)	138	1,056
Avon Rubber PLC	195	2,433
Babcock International Group PLC	2,284	14,167
Balfour Beatty PLC	4,825	20,721
Bank of Georgia Group PLC	440	26,166
Beazley PLC	5,947	49,089
Bellway PLC	1,075	36,666
Bloomsbury Publishing PLC	353	2,435
Bodycote PLC	1,657	12,945
boohoo Group PLC(1)	8,674	3,726
Breedon Group PLC	2,642	12,308
Bridgepoint Group PLC	1,532	5,003
Britvic PLC	2,564	27,513
Burford Capital Ltd.	1,985	29,630
Bytes Technology Group PLC	2,376	16,780
Capita PLC(1)	6,362	1,630
Capricorn Energy PLC	601	881
Card Factory PLC(1)	2,745	3,168
Centamin PLC	12,300	14,029
Central Asia Metals PLC	1,632	3,209
Ceres Power Holdings PLC(1)	672	1,410
Cerillion PLC	178	3,498
Chemring Group PLC	2,593	11,349
Clarkson PLC	257	11,649
Close Brothers Group PLC	1,380	6,064
CMC Markets PLC	491	1,042
Coats Group PLC	13,988	12,026
Computacenter PLC	864	31,809
Craneware PLC	226	5,977
Crest Nicholson Holdings PLC	1,818	4,866
CVS Group PLC	612	11,385
De La Rue PLC(1)	897	971
Deliveroo PLC(1)	9,536	13,250
Direct Line Insurance Group PLC(1)	11,354	28,986
Diversified Energy Co. PLC	179	2,117
Dowlais Group PLC	12,228	14,060
Dr Martens PLC	4,129	4,994
Drax Group PLC	3,595	21,136
Dunelm Group PLC	1,074	15,656

Avantis International Small Cap Equity ETF
	Shares	Value
easyJet PLC	2,720	$18,740
Ecora Resources PLC	1,362	1,286
Elementis PLC(1)	4,082	7,296
Energean PLC	1,171	15,183
EnQuest PLC(1)	21,946	3,591
Essentra PLC	2,603	5,483
Ferrexpo PLC(1)	2,099	1,912
Firstgroup PLC	8,666	17,218
Forterra PLC	1,626	3,529
Frontier Developments PLC(1)	114	175
Fund Technologies PLC(1)	92	1,532
Future PLC	986	7,628
Games Workshop Group PLC	266	31,611
Gamma Communications PLC	811	12,667
GB Group PLC	1,816	6,521
Genel Energy PLC	1,049	1,088
Genuit Group PLC	2,096	10,712
Genus PLC	492	11,126
Georgia Capital PLC(1)	124	1,921
Golar LNG Ltd.	947	19,215
Grafton Group PLC	1,697	20,962
Grainger PLC	6,067	19,117
Greencore Group PLC(1)	4,043	5,222
Greggs PLC	907	30,933
Gulf Keystone Petroleum Ltd.(1)	2,856	3,423
Halfords Group PLC	971	1,863
Harbour Energy PLC	3,265	10,430
Hays PLC	13,924	16,629
Helios Towers PLC(1)	4,364	4,141
Hill & Smith PLC	794	18,225
Hilton Food Group PLC	761	7,675
Hochschild Mining PLC(1)	4,522	5,282
Hollywood Bowl Group PLC	572	2,355
Hunting PLC	666	2,811
Ibstock PLC	3,492	7,133
IG Group Holdings PLC	3,595	31,733
Impax Asset Management Group PLC	548	3,138
Inchcape PLC	3,065	26,457
Indivior PLC(1)	640	13,826
IntegraFin Holdings PLC	1,697	5,885
International Distributions Services PLC(1)	6,138	18,758
IP Group PLC	8,900	5,374
IQE PLC(1)	10,682	2,893
ITM Power PLC(1)	3,656	2,505
ITV PLC	29,560	20,916
IWG PLC(1)	5,408	12,681
J D Wetherspoon PLC(1)	985	9,414
JET2 PLC	1,890	33,294
John Wood Group PLC(1)	5,785	10,805
Johnson Matthey PLC	1,752	34,150
Johnson Service Group PLC	4,586	8,279

Avantis International Small Cap Equity ETF
	Shares	Value
JTC PLC	1,128	$11,110
Judges Scientific PLC	57	7,704
Jupiter Fund Management PLC	2,490	2,555
Just Group PLC	8,946	9,490
Kainos Group PLC	619	8,667
Keller Group PLC	832	9,102
Keywords Studios PLC	356	6,449
Kier Group PLC(1)	3,770	6,491
Lancashire Holdings Ltd.	2,130	17,516
Learning Technologies Group PLC	2,585	2,706
Liontrust Asset Management PLC	370	2,997
Luxfer Holdings PLC	225	2,232
Man Group PLC	11,188	34,341
Marshalls PLC	1,944	7,371
Marston's PLC(1)	7,508	2,774
Me Group International PLC	1,220	2,478
Mears Group PLC	1,177	5,266
Mitchells & Butlers PLC(1)	2,860	8,496
Mitie Group PLC	13,171	17,788
MJ Gleeson PLC	424	2,805
Mobico Group PLC	2,008	1,980
Molten Ventures PLC(1)	712	2,403
Moneysupermarket.com Group PLC	5,170	15,992
Morgan Advanced Materials PLC	2,444	8,157
Morgan Sindall Group PLC	451	13,409
Mortgage Advice Bureau Holdings Ltd.	428	4,328
NCC Group PLC	2,641	4,214
Next 15 Group PLC	428	4,860
Nexxen International Ltd.(1)	794	2,103
Ninety One PLC	1,580	3,276
On the Beach Group PLC(1)	690	1,308
OSB Group PLC	3,674	19,364
Oxford Biomedica PLC(1)	570	1,236
Oxford Nanopore Technologies PLC(1)	4,456	7,469
Pagegroup PLC	3,432	19,662
Pan African Resources PLC	26,369	6,432
Pantheon Resources PLC(1)	4,328	1,317
Paragon Banking Group PLC	2,016	16,373
PayPoint PLC	626	3,926
Pennon Group PLC	2,684	22,402
Persimmon PLC	1,292	22,266
Pets at Home Group PLC	4,644	16,198
Pinewood Technologies Group PLC(1)	9,412	4,343
Plus500 Ltd.	804	17,270
Polar Capital Holdings PLC	780	4,167
Premier Foods PLC	6,681	11,644
PZ Cussons PLC	1,188	1,501
QinetiQ Group PLC	4,868	22,801
Quilter PLC	20,098	24,588
Rathbones Group PLC	520	10,225
Reach PLC	1,984	1,482

Avantis International Small Cap Equity ETF
	Shares	Value
Redde Northgate PLC	2,650	$11,571
Redrow PLC	2,587	20,876
Renew Holdings PLC	338	3,721
Renewi PLC(1)	481	3,335
Renishaw PLC	210	11,424
Restore PLC	1,056	3,065
RHI Magnesita NV	260	12,112
Rotork PLC	6,313	24,666
RWS Holdings PLC	2,361	6,171
S4 Capital PLC(1)	1,676	848
Saga PLC(1)	516	796
Savills PLC	1,163	13,565
Serco Group PLC	9,352	22,094
Serica Energy PLC	3,139	6,882
Severfield PLC	2,881	1,817
Shanta Gold Ltd.	8,076	1,347
SIG PLC(1)	6,156	2,415
Smart Metering Systems PLC	836	10,032
Softcat PLC	1,298	24,128
SolGold PLC(1)	13,228	1,025
Spectris PLC	155	6,850
Spire Healthcare Group PLC	2,451	6,979
Spirent Communications PLC	3,563	4,735
SSP Group PLC	6,977	19,287
SThree PLC	1,466	7,740
Strix Group PLC	1,899	1,682
Tate & Lyle PLC	2,658	20,180
TBC Bank Group PLC	505	18,870
Team Internet Group PLC	953	1,618
Telecom Plus PLC	568	10,507
THG PLC(1)	9,444	7,514
TI Fluid Systems PLC	3,098	5,969
TP ICAP Group PLC	9,292	20,984
Travis Perkins PLC	2,194	20,497
Treatt PLC	523	2,587
TUI AG(1)	2,395	16,741
Tyman PLC	1,612	6,055
Vanquis Banking Group PLC	1,896	2,911
Vertu Motors PLC	3,251	2,709
Vesuvius PLC	2,248	13,748
Victrex PLC	724	11,253
Virgin Money U.K. PLC	9,691	19,031
Vistry Group PLC	3,016	40,136
Volex PLC	1,320	4,751
Warpaint London PLC	340	1,630
Watches of Switzerland Group PLC(1)	2,171	11,115
Watkin Jones PLC	1,235	731
WH Smith PLC	1,107	17,340
Wickes Group PLC	2,923	5,883
Wincanton PLC	402	3,174
XP Power Ltd.	147	1,935

Avantis International Small Cap Equity ETF
	Shares	Value
Yellow Cake PLC(1)	2,988	$23,216
YouGov PLC	932	13,423
		2,170,153
TOTAL COMMON STOCKS (Cost $16,065,218)		16,310,458
RIGHTS — 0.0%
Australia — 0.0%
Invictus Energy Ltd.(1)	251	—
Lifestyle Communities Ltd.(1)	118	1
		1
Japan — 0.0%
Japan Investment Adviser Co. Ltd.(1)	100	319
Sweden — 0.0%
AcadeMedia AB(1)	1,520	101
TOTAL RIGHTS (Cost $509)		421
WARRANTS — 0.0%
Singapore — 0.0%
Dyna-Mac Holdings Ltd.(1) (Cost $—)	1,760	185
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $16,065,727)		16,311,064
OTHER ASSETS AND LIABILITIES — 0.3%		44,893
TOTAL NET ASSETS — 100.0%		$16,355,957

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.5%
Consumer Discretionary	13.6%
Financials	13.0%
Materials	12.2%
Information Technology	10.3%
Energy	6.4%
Health Care	5.5%
Consumer Staples	5.3%
Communication Services	3.7%
Real Estate	3.6%
Utilities	2.6%
Other Assets and Liabilities	0.3%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)

Avantis International Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 9.0%
Adairs Ltd.	8,436	$13,214
Adbri Ltd.(1)	2,263,151	4,613,601
Aeris Resources Ltd.(1)(2)	394,193	29,531
Alkane Resources Ltd.(1)	662,962	205,777
Alliance Aviation Services Ltd.(1)	50,306	94,535
Appen Ltd.(1)(2)	318	117
ARN Media Ltd.	1,042	576
Aurelia Metals Ltd.(1)	2,367,164	206,765
Austal Ltd.(2)	2,232,200	2,976,434
Australian Agricultural Co. Ltd.(1)(2)	242,313	214,702
Australian Finance Group Ltd.(2)	486,159	470,902
Bank of Queensland Ltd.(2)	5,683,264	21,734,077
Beach Energy Ltd.	20,999,983	21,863,426
Bega Cheese Ltd.	722,322	1,983,374
Bendigo & Adelaide Bank Ltd.(2)	2,532,276	15,963,523
Capricorn Metals Ltd.(1)	1,243,091	3,815,524
Cedar Woods Properties Ltd.	9,800	29,565
Challenger Ltd.	114,744	502,954
Champion Iron Ltd.	3,228,699	16,256,936
Coast Entertainment Holdings Ltd.(1)(2)	13,644	4,259
Cooper Energy Ltd.(1)	6,950,851	655,023
Core Lithium Ltd.(1)(2)	1,081,873	147,798
Coronado Global Resources, Inc.	9,183,963	8,124,632
Credit Corp. Group Ltd.	208,181	2,607,270
CSR Ltd.	671,425	3,857,735
Elders Ltd.	51,575	305,368
Emeco Holdings Ltd.(2)	600,927	259,459
EVT Ltd.	676,388	5,099,471
FleetPartners Group Ltd.(1)	2,230,676	5,066,541
Gold Road Resources Ltd.	315,266	301,248
GrainCorp Ltd., A Shares	2,625,854	13,303,996
Grange Resources Ltd.	4,718,991	1,322,531
GWA Group Ltd.	176,878	308,190
Harvey Norman Holdings Ltd.(2)	5,205,775	16,789,088
Helia Group Ltd.	4,371,610	11,752,715
Humm Group Ltd.(2)	498,202	172,398
Iluka Resources Ltd.	4,975,693	22,181,890
Infomedia Ltd.	473,088	493,028
Inghams Group Ltd.	4,187,564	9,916,976
Insignia Financial Ltd.(2)	870,658	1,342,447
JB Hi-Fi Ltd.	639,530	25,629,631
Jervois Global Ltd.(1)(2)	1,234,800	20,083
Karoon Energy Ltd.(1)	10,736,088	13,528,628
Lindsay Australia Ltd.(2)	45,635	31,957
Macmahon Holdings Ltd.	354,016	43,801
Magellan Financial Group Ltd.	1,628,549	8,618,151
McMillan Shakespeare Ltd.	364,008	5,182,802
Metals X Ltd.(1)(2)	123,993	23,393

Avantis International Small Cap Value ETF
	Shares	Value
Metcash Ltd.	742,581	$1,794,762
MMA Offshore Ltd.(1)	3,475,717	4,840,342
Myer Holdings Ltd.(2)	5,899,085	3,128,881
MyState Ltd.	59,449	122,956
New Hope Corp. Ltd.	4,964,166	15,203,494
nib holdings Ltd.	1,002,621	4,780,363
NRW Holdings Ltd.	5,895,054	11,451,976
OFX Group Ltd.(1)	82,787	82,033
Orora Ltd.	592,818	1,034,415
Perenti Ltd.(1)	11,302,539	6,694,097
Perseus Mining Ltd.	15,364,562	17,383,177
Platinum Asset Management Ltd.	3,676,421	2,458,730
Premier Investments Ltd.	765,076	15,058,414
Qube Holdings Ltd.	6,729,624	14,247,432
Ramelius Resources Ltd.	11,182,828	10,428,127
Regis Resources Ltd.(1)	8,853,621	10,355,206
Resimac Group Ltd.	18,160	12,044
Resolute Mining Ltd.(1)	21,739,650	4,707,128
Ridley Corp. Ltd.	2,905,580	4,542,834
Sandfire Resources Ltd.(1)	3,061,896	15,101,795
Servcorp Ltd.	22,553	55,661
Service Stream Ltd.(2)	14,277	10,443
Seven West Media Ltd.(1)	3,267,142	446,731
Sierra Rutile Holdings Ltd.(1)(2)	100,746	5,521
Silver Lake Resources Ltd.(1)	11,060,906	7,696,438
Sims Ltd.	1,029,034	8,195,637
Solvar Ltd.(2)	84,557	60,921
Southern Cross Media Group Ltd.	723,915	432,782
Stanmore Resources Ltd.	715,699	1,551,683
Star Entertainment Group Ltd.(1)(2)	18,566,984	6,283,133
Super Retail Group Ltd.	1,939,826	20,647,258
Symbio Holdings Ltd.	3,813	6,899
Terracom Ltd.(2)	3,621,482	576,643
Viva Energy Group Ltd.	6,899,189	16,474,415
West African Resources Ltd.(1)	11,266,592	6,412,442
Westgold Resources Ltd.(1)	3,524,370	4,464,748
Whitehaven Coal Ltd.	1,748,108	7,870,213
		472,685,816
Austria — 0.7%
AT&S Austria Technologie & Systemtechnik AG	925,096	18,795,139
FACC AG(1)	7,659	49,064
Immofinanz AG(1)	203,922	4,631,725
Lenzing AG(1)	107,697	3,371,951
POLYTEC Holding AG	25,087	94,470
Porr AG	108,341	1,589,344
Semperit AG Holding	86,208	1,170,309
UNIQA Insurance Group AG	738,493	6,465,441
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,205	296,316
		36,463,759
Belgium — 1.3%
AGFA-Gevaert NV(1)	1,903	2,129

Avantis International Small Cap Value ETF
	Shares	Value
Bekaert SA	562,825	$27,909,924
bpost SA	1,419,987	5,326,334
Cie d'Entreprises CFE	27,886	224,448
Deceuninck NV	143,893	349,635
Gimv NV	25,299	1,212,475
KBC Ancora	352,230	16,558,595
Ontex Group NV(1)(2)	515	4,129
Proximus SADP	586,342	4,908,233
Solvay SA(2)	464,762	11,850,251
Tessenderlo Group SA(2)	92,427	2,467,380
		70,813,533
Canada — 8.7%
ADENTRA, Inc.	35,066	956,522
Advantage Energy Ltd.(1)	1,655,111	12,244,273
Aecon Group, Inc.(2)	436,296	4,574,654
Algoma Steel Group, Inc.(2)	91,268	739,747
Amerigo Resources Ltd.(2)	7,560	7,465
Argonaut Gold, Inc.(1)	1,618,083	274,221
Aris Mining Corp.(1)	95,178	266,497
AutoCanada, Inc.(1)(2)	9,518	150,153
B2Gold Corp.	199,600	480,928
Baytex Energy Corp.	3,697,190	11,795,920
Birchcliff Energy Ltd.(2)	2,240,010	8,912,835
Bird Construction, Inc.	210,382	2,641,498
Black Diamond Group Ltd.	24,600	174,193
Bonterra Energy Corp.(1)	30,504	111,933
Boralex, Inc., A Shares(2)	18,000	395,638
Calfrac Well Services Ltd.(1)	29,435	107,143
Calibre Mining Corp.(1)	1,244,566	1,421,418
Canacol Energy Ltd.(2)	18,683	71,723
Canadian Western Bank(2)	637,731	13,622,534
Canfor Corp.(1)	189,917	2,313,177
Capital Power Corp.	898,575	25,391,704
Cardinal Energy Ltd.(2)	655,723	3,198,531
Cargojet, Inc.	40,681	3,319,167
Cascades, Inc.	240,368	1,863,222
CES Energy Solutions Corp.	1,128,297	3,549,960
Chorus Aviation, Inc.(1)(2)	661,579	1,018,826
Corus Entertainment, Inc., B Shares(2)	862,275	451,104
Crescent Point Energy Corp.	2,951,512	21,508,642
Crew Energy, Inc.(1)(2)	1,628,971	5,377,291
Doman Building Materials Group Ltd.	160,420	958,631
Dorel Industries, Inc., Class B(1)(2)	61,775	273,109
Dundee Precious Metals, Inc.	730,167	4,938,977
Eldorado Gold Corp.(1)	448,385	4,661,764
Enerflex Ltd.	33,803	196,768
Enerplus Corp.	1,698,309	30,095,665
Ensign Energy Services, Inc.(1)(2)	965,459	1,486,799
Equinox Gold Corp.(1)	1,745,132	7,098,057
ERO Copper Corp.(1)(2)	40,063	682,501
Evertz Technologies Ltd.	300	3,084

Avantis International Small Cap Value ETF
	Shares	Value
First National Financial Corp.(2)	2,148	$63,642
Fortuna Silver Mines, Inc.(1)(2)	1,936,087	5,264,091
Freehold Royalties Ltd.(2)	494,976	5,018,509
Frontera Energy Corp.(1)	603,211	3,502,415
Gear Energy Ltd.(2)	1,343,901	643,654
goeasy Ltd.	21,150	2,594,602
Headwater Exploration, Inc.(2)	1,192,132	5,999,530
High Liner Foods, Inc.(2)	4	38
HLS Therapeutics, Inc.	2	6
Hudbay Minerals, Inc.	167,681	987,195
iA Financial Corp., Inc.	66,563	4,127,725
IAMGOLD Corp.(1)(2)	3,025,187	7,890,920
InPlay Oil Corp.(2)	30,300	52,020
Interfor Corp.(1)	133,967	2,002,867
International Petroleum Corp.(1)(2)	597,170	6,287,853
Journey Energy, Inc.(1)(2)	76,796	210,501
Kelt Exploration Ltd.(1)	1,301,064	5,608,241
Keyera Corp.	10	246
Kinross Gold Corp.	2,764,558	13,525,893
Laurentian Bank of Canada(2)	162,548	3,159,574
Linamar Corp.	6,503	318,262
Lundin Gold, Inc.	449,284	5,233,895
Major Drilling Group International, Inc.(1)	12,300	70,964
Martinrea International, Inc.	813,169	8,328,519
Mattr Corp.(1)	454,024	5,054,933
MEG Energy Corp.(1)	61,187	1,309,717
Methanex Corp.	272,716	12,197,518
Mullen Group Ltd.	213,252	2,356,983
Neo Performance Materials, Inc.(2)	6,000	31,345
New Gold, Inc.(1)	4,961,986	6,069,260
North American Construction Group Ltd.	189,211	4,737,420
North West Co., Inc.	14	416
NuVista Energy Ltd.(1)	1,481,747	12,708,643
Obsidian Energy Ltd.(1)(2)	773,879	5,485,551
OceanaGold Corp.	4,679,443	7,757,983
Onex Corp.	47,353	3,526,484
Paramount Resources Ltd., A Shares(2)	102,068	2,238,930
Parex Resources, Inc.	1,065,096	17,187,196
Park Lawn Corp.	4,000	56,118
Pason Systems, Inc.	300,633	3,065,808
PetroTal Corp.(1)(2)	68,832	37,531
Peyto Exploration & Development Corp.(2)	1,713,957	17,794,388
Pine Cliff Energy Ltd.(2)	138,356	115,199
Precision Drilling Corp.(1)	71,010	4,218,271
Real Matters, Inc.(1)(2)	194,739	868,121
Russel Metals, Inc.	452,085	14,813,558
Secure Energy Services, Inc.	1,422,818	11,941,124
Sierra Metals, Inc.(1)(2)	3,100	1,759
Spartan Delta Corp.(2)	1,542,538	3,648,489
Stelco Holdings, Inc.	51,302	1,525,281
SunOpta, Inc.(1)(2)	73,284	527,565

Avantis International Small Cap Value ETF
	Shares	Value
Surge Energy, Inc.(2)	1,016,758	$5,094,466
Tamarack Valley Energy Ltd.(2)	4,914,045	12,166,077
Taseko Mines Ltd.(1)(2)	67,002	105,157
Tidewater Midstream & Infrastructure Ltd.(2)	356,684	218,139
Torex Gold Resources, Inc.(1)	785,965	8,223,633
Total Energy Services, Inc.	15,100	105,699
Transcontinental, Inc., Class A	93,825	991,379
Trican Well Service Ltd.	1,194,648	3,661,891
Valeura Energy, Inc.(1)	18,179	52,642
Vermilion Energy, Inc.(2)	1,778,696	19,764,017
Victoria Gold Corp.(1)	63,121	246,968
West Fraser Timber Co. Ltd.	47	3,782
Western Forest Products, Inc.(2)	1,967,174	898,683
Whitecap Resources, Inc.(2)	1,034,246	7,178,718
Yangarra Resources Ltd.(1)	33,200	28,377
		456,242,655
China — 0.0%
Solargiga Energy Holdings Ltd.(1)	2,281,000	46,438
Denmark — 2.0%
Bang & Olufsen AS(1)	18,001	24,854
D/S Norden AS	379,033	17,035,898
Dfds AS	316,429	9,555,880
H&H International AS, B Shares(1)	11,718	119,019
Jyske Bank AS	17,984	1,455,884
Nilfisk Holding AS(1)	2,605	48,564
NKT AS(1)	282,502	21,259,667
NNIT AS(1)	44,731	670,059
Per Aarsleff Holding AS	121,760	5,799,753
Solar AS, B Shares	19,082	1,042,693
Spar Nord Bank AS	543,909	9,580,984
Sparekassen Sjaelland-Fyn AS	5,583	176,977
Sydbank AS	535,530	28,751,225
TORM PLC, Class A	325,088	11,138,456
		106,659,913
Finland — 1.0%
Citycon OYJ(1)	218,623	930,974
Finnair OYJ(1)	12,495,064	416,376
Harvia OYJ	54,557	1,963,447
HKScan OYJ, A Shares(1)(2)	81,043	61,571
Incap OYJ(1)(2)	22,477	221,892
Kemira OYJ	266,805	4,806,679
Lassila & Tikanoja OYJ(2)	65	645
Marimekko OYJ	204,257	2,609,007
Metsa Board OYJ, Class B(2)	196,040	1,473,968
Nokian Renkaat OYJ(2)	1,138,823	10,400,513
Outokumpu OYJ(2)	3,024,131	13,395,421
Puuilo OYJ	521,616	5,355,251
Suominen OYJ(2)	39,021	114,854
Tokmanni Group Corp.	619,133	10,478,479
Verkkokauppa.com OYJ(1)(2)	51,814	130,740
		52,359,817

Avantis International Small Cap Value ETF
	Shares	Value
France — 3.4%
AKWEL SADIR	3,434	$53,061
ALD SA	143,498	879,934
Aperam SA	271,721	8,309,149
Beneteau SACA	68,654	919,478
Biosynex(1)	12,193	81,625
Bonduelle SCA(2)	1,607	17,196
Catana Group(2)	56,876	326,362
Cie des Alpes	254,971	3,646,686
Cie Plastic Omnium SE	335,427	4,005,044
Coface SA	838,346	12,035,758
Derichebourg SA	1,580,840	7,186,969
Eramet SA(2)	64,744	4,379,081
Etablissements Maurel et Prom SA	919,621	4,982,822
Eurobio Scientific SA(1)(2)	26,767	479,963
Eutelsat Communications SACA(1)(2)	2,650,523	9,856,211
Focus Entertainment(1)	1,218	16,147
Gaztransport Et Technigaz SA	869	134,342
Groupe LDLC(2)	5,951	119,253
Guillemot Corp.	967	5,114
Imerys SA	153,478	4,858,211
Jacquet Metals SACA	33,576	670,947
Kaufman & Broad SA	28,206	844,729
La Francaise De L'energie SACA(1)(2)	3,211	139,953
Maisons du Monde SA(2)	243,479	1,126,337
Mersen SA	7,323	278,093
Metropole Television SA	263,624	3,591,490
Nexans SA	160,237	16,514,710
Nexity SA	52,521	602,627
Novacyt SA(1)(2)	12,148	6,762
OVH Groupe SAS(1)	38,747	398,633
SES SA	3,756,471	24,326,944
SMCP SA(1)(2)	175,089	487,853
Solutions 30 SE(1)(2)	231,712	533,313
Television Francaise 1 SA(2)	883,099	8,088,024
Ubisoft Entertainment SA(1)	587,186	13,478,474
Vallourec SACA(1)	2,426,528	36,812,675
Vicat SACA	106,688	4,084,732
X-Fab Silicon Foundries SE(1)	568,084	4,436,659
		178,715,361
Germany — 4.1%
1&1 AG	280,337	5,184,532
7C Solarparken AG	92,856	317,727
Aroundtown SA(1)	3,313,285	5,841,949
Baader Bank AG	7,342	26,006
BayWa AG	79,864	2,470,151
Bertrandt AG	1,824	83,130
Borussia Dortmund GmbH & Co. KGaA(1)(2)	146,643	537,554
Ceconomy AG(1)	181,600	392,755
Cewe Stiftung & Co. KGaA	19,608	2,163,501
Cliq Digital AG	2,969	60,038

Avantis International Small Cap Value ETF
	Shares	Value
Deutsche Beteiligungs AG	3,870	$105,873
Deutsche Pfandbriefbank AG(2)	1,089,504	4,538,790
Deutsche Rohstoff AG	4,405	147,991
Deutz AG	1,128,484	7,021,549
Draegerwerk AG & Co. KGaA	981	43,781
Draegerwerk AG & Co. KGaA, Preference Shares	17,140	892,439
Duerr AG	291,451	6,449,135
Elmos Semiconductor SE	53,982	4,282,065
ElringKlinger AG	550	3,090
Encavis AG(1)	446,902	5,341,348
Energiekontor AG	5,792	418,837
Fielmann Group AG	356	16,864
flatexDEGIRO AG(1)	744,646	7,796,758
Friedrich Vorwerk Group SE	29,013	480,383
Grand City Properties SA(1)	611,268	5,698,815
Grenke AG	48,485	1,189,869
Hamburger Hafen und Logistik AG(1)	249,371	4,424,191
Heidelberger Druckmaschinen AG(1)	907,042	1,003,437
Hornbach Holding AG & Co. KGaA	84,444	6,299,060
HUGO BOSS AG	8,144	554,530
Indus Holding AG	4,518	110,943
Instone Real Estate Group SE	78,979	670,053
JOST Werke SE	113,374	5,928,219
Jungheinrich AG, Preference Shares	472,164	14,741,406
Knaus Tabbert AG	958	43,075
Krones AG	160,213	19,808,738
Lang & Schwarz AG	29,640	328,721
Lanxess AG	387,653	9,798,087
METRO AG	484,579	2,704,795
MLP SE	7,232	41,710
Mutares SE & Co. KGaA	130,052	4,926,551
Norma Group SE	27,555	417,909
OHB SE(1)	484	22,830
SAF-Holland SE	380,213	7,210,192
Salzgitter AG	60,311	1,547,571
Schaeffler AG, Preference Shares	749,527	5,456,354
SGL Carbon SE(1)(2)	194,257	1,275,136
Siltronic AG(2)	243,441	22,772,747
SMA Solar Technology AG(1)	27,788	1,656,639
Stabilus SE	7,877	519,748
STO SE & Co. KGaA, Preference Shares	9,040	1,463,888
Suedzucker AG	66,336	938,292
SUESS MicroTec SE	2,405	99,932
TAG Immobilien AG(1)	1,916,441	23,429,673
thyssenkrupp AG	1,837,412	9,396,492
Vossloh AG	782	34,635
Wacker Neuson SE	206,033	3,709,414
Wuestenrot & Wuerttembergische AG	51,661	749,928
		213,589,826
Hong Kong — 1.4%
AMTD IDEA Group, ADR(1)	26,417	44,909

Avantis International Small Cap Value ETF
	Shares	Value
AustAsia Group Ltd.(1)	403,380	$66,018
Bank of East Asia Ltd.	103,800	129,643
BOCOM International Holdings Co. Ltd.(1)	40,000	1,557
Bright Smart Securities & Commodities Group Ltd.	6,346,000	1,278,985
Cafe de Coral Holdings Ltd.	1,736,000	1,835,487
Chia Tai Enterprises International Ltd.(1)	124,500	13,709
Chow Sang Sang Holdings International Ltd.	196,000	240,600
CMBC Capital Holdings Ltd.(1)(2)	1,249,000	47,735
Crystal International Group Ltd.	34,500	12,508
CSC Holdings Ltd.(1)	55,610,000	199,392
CSI Properties Ltd.	80,000	1,068
Dah Sing Banking Group Ltd.	349,200	220,732
Dah Sing Financial Holdings Ltd.	153,200	319,928
E-Commodities Holdings Ltd.	21,542,000	4,611,636
FSE Lifestyle Services Ltd.	27,000	19,677
Hang Lung Group Ltd.	3,000,000	3,488,201
Hengdeli Holdings Ltd.	12,000	190
IRC Ltd.(1)(2)	2,951,010	60,649
Jinhui Shipping & Transportation Ltd.	2,826	1,605
Johnson Electric Holdings Ltd.	2,329,320	3,168,263
K Wah International Holdings Ltd.	2,713,000	719,750
Luk Fook Holdings International Ltd.	46,000	122,999
Oriental Watch Holdings	1,164,000	552,674
Pacific Basin Shipping Ltd.	129,094,000	37,618,844
Pacific Textiles Holdings Ltd.	377,000	59,736
PC Partner Group Ltd.	2,066,000	751,243
Regina Miracle International Holdings Ltd.	194,000	49,619
Shun Tak Holdings Ltd.(1)	4,804,000	508,913
Singamas Container Holdings Ltd.	4,050,000	300,228
SmarTone Telecommunications Holdings Ltd.	126,000	65,147
Soundwill Holdings Ltd.	500	409
Sun Hung Kai & Co. Ltd.	696,000	202,445
SUNeVision Holdings Ltd.	112,000	37,862
Tai Hing Group Holdings Ltd.	245,000	26,888
Tam Jai International Co. Ltd.	490,000	70,714
Ten Pao Group Holdings Ltd.	412,000	51,892
Texhong International Group Ltd.(1)	1,169,000	569,665
Texwinca Holdings Ltd.	440,000	45,494
United Energy Group Ltd.(2)	2,430,000	148,671
United Laboratories International Holdings Ltd.	11,526,000	12,483,429
Yue Yuen Industrial Holdings Ltd.	2,830,000	2,949,832
		73,098,946
Ireland — 0.2%
Dalata Hotel Group PLC	789,786	3,852,016
Glenveagh Properties PLC(1)	7,446,878	9,121,731
Origin Enterprises PLC	82,655	282,930
		13,256,677
Israel — 2.9%
Adgar Investment & Development Ltd.	2,040	2,865
AFI Properties Ltd.(1)	546	25,113
Africa Israel Residences Ltd.	4,435	292,987

Avantis International Small Cap Value ETF
	Shares	Value
Airport City Ltd.(1)	64,686	$1,093,117
Alony Hetz Properties & Investments Ltd.	913,566	6,708,405
Big Shopping Centers Ltd.(1)	61,527	6,814,531
Cellcom Israel Ltd.(1)	25,584	112,740
Clal Insurance Enterprises Holdings Ltd.(1)	685,680	13,115,408
Delek Group Ltd.	109,868	14,837,071
Delta Galil Ltd.	1,736	81,925
Equital Ltd.(1)	35,625	1,151,128
Fattal Holdings 1998 Ltd.(1)	43,385	5,929,098
FIBI Holdings Ltd.	190,041	8,594,582
First International Bank Of Israel Ltd.	36,753	1,586,590
G City Ltd.(1)	370,129	1,162,654
Harel Insurance Investments & Financial Services Ltd.(1)	1,284,798	12,775,845
IDI Insurance Co. Ltd.	5,999	198,390
Ilex Medical Ltd.	729	13,225
Inrom Construction Industries Ltd.	1,008	3,382
Isracard Ltd.	2,036,591	7,973,721
Israel Corp. Ltd.(1)	23,121	6,085,579
Isras Investment Co. Ltd.	2,215	446,455
Ituran Location & Control Ltd.	25	653
M Yochananof & Sons Ltd.	4,089	202,880
Menora Mivtachim Holdings Ltd.	241,992	6,765,655
Migdal Insurance & Financial Holdings Ltd.	2,810,880	3,714,000
Naphtha Israel Petroleum Corp. Ltd.(1)	10,798	57,810
Nawi Brothers Ltd.	9,923	71,623
Oil Refineries Ltd.	28,946,739	11,919,167
Partner Communications Co. Ltd.(1)	1,225,791	5,971,890
Paz Oil Co. Ltd.	34,486	3,323,065
Phoenix Holdings Ltd.	567,098	6,117,004
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,768	354,658
Scope Metals Group Ltd.(1)	74	2,423
Shikun & Binui Ltd.(1)	2,353,186	6,297,743
Shufersal Ltd.(1)	888,947	6,334,527
Summit Real Estate Holdings Ltd.	10,601	141,934
Tera Light Ltd.(1)	22,703	49,673
Tower Semiconductor Ltd.(1)	342	11,264
Victory Supermarket Chain Ltd.	1,418	17,738
YH Dimri Construction & Development Ltd.	10,628	839,261
ZIM Integrated Shipping Services Ltd.(2)	1,174,497	13,988,259
		155,186,038
Italy — 4.0%
Aeffe SpA(1)(2)	46,086	48,682
Arnoldo Mondadori Editore SpA	125,814	290,975
Banca IFIS SpA	371,480	6,753,666
Banca Popolare di Sondrio SpA	3,974,623	29,745,204
Banco di Desio e della Brianza SpA	118,022	520,662
BFF Bank SpA	173,958	2,029,143
Biesse SpA	23,348	307,001
Cementir Holding NV	1,140	11,480
Credito Emiliano SpA	9,894	94,643
d'Amico International Shipping SA	1,197,591	8,226,570

Avantis International Small Cap Value ETF
	Shares	Value
Danieli & C Officine Meccaniche SpA	17,576	$586,716
Danieli & C Officine Meccaniche SpA, Preference Shares	189,169	4,677,739
Digital Bros SpA(1)(2)	140,057	1,375,101
Enav SpA	769	2,697
Esprinet SpA(2)	45,414	251,836
Fila SpA	15,071	139,192
Fincantieri SpA(1)(2)	6,542,901	3,440,252
FNM SpA	66,723	31,976
Geox SpA(1)(2)	68,174	54,418
Iveco Group NV(1)	4,789,967	58,997,079
MFE-MediaForEurope NV, Class A	2,165,534	4,940,410
MFE-MediaForEurope NV, Class B(2)	664,966	2,099,459
Newlat Food SpA(1)	11,268	79,884
Orsero SpA	10,107	163,905
OVS SpA	5,439,266	12,957,678
RAI Way SpA	131,318	680,804
Saipem SpA(1)	22,111,917	40,182,805
Saras SpA	6,971,920	13,178,945
Sogefi SpA(1)	31,822	109,091
Spaxs SpA	7,758	38,594
Tesmec SpA(1)(2)	1,690,861	194,740
Webuild SpA(2)	9,442,973	20,031,147
		212,242,494
Japan — 30.8%
77 Bank Ltd.	408,800	10,756,809
A&D HOLON Holdings Co. Ltd.	98,000	1,576,810
Adastria Co. Ltd.(2)	91,400	2,084,226
AEON Financial Service Co. Ltd.(2)	1,324,300	11,564,663
Aeon Mall Co. Ltd.(2)	120,600	1,408,040
AFC-HD AMS Life Science Co. Ltd.	26,600	159,326
Ahresty Corp.(2)	95,600	512,161
Aichi Steel Corp.(2)	71,000	1,694,316
Air Water, Inc.	291,300	4,202,900
Airport Facilities Co. Ltd.	2,000	8,107
Aisan Industry Co. Ltd.	559,200	5,838,189
Akatsuki, Inc.	32,000	551,148
Akebono Brake Industry Co. Ltd.(1)	9,300	7,274
Alconix Corp.	13,900	133,382
Alfresa Holdings Corp.	29,700	442,918
Alpen Co. Ltd.	5,100	67,421
Alps Alpine Co. Ltd.	2,026,900	14,900,285
Amuse, Inc.	2,500	25,090
AOKI Holdings, Inc.	228,700	1,707,969
Aoyama Trading Co. Ltd.	463,700	5,052,753
Arata Corp.	337,000	7,554,432
ARCLANDS Corp.(2)	105,900	1,189,411
Arcs Co. Ltd.(2)	325,200	6,718,401
ARE Holdings, Inc.(2)	529,000	6,840,321
Artience Co. Ltd.	98,500	1,870,399
Asahi Yukizai Corp.	71,800	2,070,438
Asanuma Corp.	26,100	766,351

Avantis International Small Cap Value ETF
	Shares	Value
Asia Pile Holdings Corp.	47,800	$249,556
Autobacs Seven Co. Ltd.	93,700	1,047,740
Avex, Inc.(2)	225,000	1,958,193
Awa Bank Ltd.	236,700	4,283,379
Axial Retailing, Inc.	136,200	3,631,632
Bando Chemical Industries Ltd.	351,400	4,014,458
Bank of Nagoya Ltd.	99,800	4,418,438
Bank of the Ryukyus Ltd.	304,600	2,341,515
Beenos, Inc.(2)	18,300	229,434
Belc Co. Ltd.	12,000	509,103
Belluna Co. Ltd.	57,300	237,225
B-Lot Co. Ltd.	7,700	48,711
BML, Inc.	146,200	2,745,716
Bunka Shutter Co. Ltd.	615,000	6,457,642
Canon Electronics, Inc.	3,100	46,713
Careerlink Co. Ltd.	8,300	154,540
Cawachi Ltd.	45,000	832,234
Central Glass Co. Ltd.	119,000	2,277,540
Chiba Kogyo Bank Ltd.	358,300	2,493,239
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	23,285
Chori Co. Ltd.	50,400	1,072,995
Chubu Shiryo Co. Ltd.	5,400	44,081
Chubu Steel Plate Co. Ltd.	96,800	1,591,897
Chuetsu Pulp & Paper Co. Ltd.	7,700	92,992
Chugin Financial Group, Inc.	72,700	573,373
Chugoku Marine Paints Ltd.	17,100	247,025
CMK Corp.	235,900	980,371
Coca-Cola Bottlers Japan Holdings, Inc.	509,900	6,741,129
Cosmo Energy Holdings Co. Ltd.	497,400	22,141,025
Credit Saison Co. Ltd.	1,013,200	19,709,920
CTI Engineering Co. Ltd.	66,300	2,577,039
Daido Steel Co. Ltd.	667,300	7,898,162
Daiichi Jitsugyo Co. Ltd.	94,600	1,256,049
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,872
Daiki Aluminium Industry Co. Ltd.(2)	109,200	866,931
Daikoku Denki Co. Ltd.(2)	67,300	1,815,368
Daikokutenbussan Co. Ltd.	4,200	263,254
Daikyonishikawa Corp.	12,900	64,878
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,200	220,780
Daio Paper Corp.(2)	21,200	157,202
Daishi Hokuetsu Financial Group, Inc.	270,100	7,780,716
Daishinku Corp.	51,600	312,519
Daito Pharmaceutical Co. Ltd.	8,100	112,411
Daitron Co. Ltd.	900	18,334
Daiwabo Holdings Co. Ltd.	719,800	12,619,725
DCM Holdings Co. Ltd.(2)	160,600	1,545,788
Densan System Holdings Co. Ltd.	1,400	25,533
Dowa Holdings Co. Ltd.(2)	478,100	16,705,575
Eagle Industry Co. Ltd.	229,500	2,708,151
Ebara Jitsugyo Co. Ltd.	200	4,083
Eco's Co. Ltd.	14,100	214,627

Avantis International Small Cap Value ETF
	Shares	Value
EDION Corp.	32,700	$335,536
Ehime Bank Ltd.	39,700	296,819
EJ Holdings, Inc.	2,900	33,191
Electric Power Development Co. Ltd.	576,300	9,465,793
ERI Holdings Co. Ltd.	3,800	48,260
Exedy Corp.	406,000	8,176,545
EXEO Group, Inc.	17,000	357,393
FALCO HOLDINGS Co. Ltd.	2,000	30,619
Fast Fitness Japan, Inc.	5,100	33,536
FCC Co. Ltd.	423,100	5,988,596
Feed One Co. Ltd.	9,200	63,330
Ferrotec Holdings Corp.	567,000	11,340,793
FIDEA Holdings Co. Ltd.	31,110	337,396
First Bank of Toyama Ltd.	90,500	577,341
FJ Next Holdings Co. Ltd.	3,900	30,987
Foster Electric Co. Ltd.	25,400	203,844
France Bed Holdings Co. Ltd.	12,600	112,925
Frontier International, Inc.	3,900	59,278
F-Tech, Inc.	26,600	128,572
Fuji Co. Ltd.(2)	138,900	1,751,983
Fuji Corp. Ltd.	9,000	43,888
Fuji Media Holdings, Inc.	128,200	1,535,444
Fuji Seal International, Inc.	11,600	157,091
Fujibo Holdings, Inc.(2)	3,500	104,590
Fujikura Ltd.	2,980,700	36,474,838
Fujimori Kogyo Co. Ltd.	9,800	254,180
FuKoKu Co. Ltd.	96,100	1,087,936
Fukuyama Transporting Co. Ltd.	167,600	4,562,815
Furukawa Co. Ltd.	254,500	3,007,281
Furukawa Electric Co. Ltd.(2)	576,200	11,420,314
Fuso Chemical Co. Ltd.	53,000	1,714,786
Futaba Industrial Co. Ltd.	774,600	5,550,730
Fuyo General Lease Co. Ltd.	139,300	12,736,331
Gakken Holdings Co. Ltd.	28,400	185,511
Gecoss Corp.	2,200	16,858
Geo Holdings Corp.	234,800	3,038,495
Global Link Management KK	2,800	54,722
Glory Ltd.	9,500	185,494
GMO Financial Holdings, Inc.	1,600	7,741
Godo Steel Ltd.	108,500	4,322,999
GS Yuasa Corp.	586,400	11,045,098
GSI Creos Corp.	30,800	496,860
G-Tekt Corp.	327,200	4,466,197
GungHo Online Entertainment, Inc.	500	7,264
Gunma Bank Ltd.	3,044,200	16,434,929
H.U. Group Holdings, Inc.(2)	209,900	3,595,126
H2O Retailing Corp.	976,600	11,415,221
Hagiwara Electric Holdings Co. Ltd.	105,500	3,440,087
Halows Co. Ltd.	44,300	1,366,970
Hamakyorex Co. Ltd.	130,400	3,292,498
Hanwa Co. Ltd.	281,100	10,694,931

Avantis International Small Cap Value ETF
	Shares	Value
Happinet Corp.	129,300	$2,732,710
Hazama Ando Corp.(2)	271,400	2,239,580
Heiwa Real Estate Co. Ltd.	66,400	1,739,068
Heiwado Co. Ltd.(2)	389,700	5,351,472
HI-LEX Corp.	181,500	2,063,478
Hino Motors Ltd.(1)	828,800	2,760,545
Hirogin Holdings, Inc.	3,300	23,571
Hitachi Zosen Corp.	1,589,000	13,069,110
Hokko Chemical Industry Co. Ltd.	12,300	97,280
Hokkoku Financial Holdings, Inc.	112,000	3,620,154
Hokuetsu Corp.(2)	356,200	3,533,032
Hokuetsu Industries Co. Ltd.	88,100	1,406,470
Hokuhoku Financial Group, Inc.	641,700	7,402,936
Hokuto Corp.	156,000	1,874,724
H-One Co. Ltd.	9,400	43,551
Honeys Holdings Co. Ltd.	41,300	459,212
Hosiden Corp.	160,900	2,090,183
Hosokawa Micron Corp.	33,500	1,061,219
HS Holdings Co. Ltd.	94,500	635,097
Hyakugo Bank Ltd.	1,411,700	6,239,292
Hyakujushi Bank Ltd.	103,100	1,937,150
Ichikoh Industries Ltd.	65,700	242,001
Ichinen Holdings Co. Ltd.	40,300	452,651
IDEA Consultants, Inc.	200	3,116
IDOM, Inc.(2)	336,300	2,035,204
IHI Corp.	61,000	1,345,466
Iino Kaiun Kaisha Ltd.	1,000,400	8,565,119
Imagica Group, Inc.	3,100	15,826
Inaba Denki Sangyo Co. Ltd.	4,800	113,410
Inabata & Co. Ltd.	108,000	2,305,823
Ines Corp.	200	2,104
I-Net Corp.	1,400	20,465
Integrated Design & Engineering Holdings Co. Ltd.	114,100	2,808,151
Inui Global Logistics Co. Ltd.(2)	37,000	250,546
I-PEX, Inc.	30,200	365,677
I'rom Group Co. Ltd.	13,700	170,891
Ise Chemicals Corp.	6,900	498,715
Itochu Enex Co. Ltd.	408,400	4,170,344
Itochu-Shokuhin Co. Ltd.	13,800	696,908
Itoki Corp.	64,800	711,548
IwaiCosmo Holdings, Inc.	116,300	1,761,283
Izumi Co. Ltd.(2)	324,200	7,509,112
J Front Retailing Co. Ltd.(2)	1,513,000	15,023,192
J Trust Co. Ltd.(2)	236,300	660,842
Jaccs Co. Ltd.	255,000	9,312,827
JAFCO Group Co. Ltd.(2)	460,700	5,538,177
Japan Electronic Materials Corp.	19,000	320,596
Japan Lifeline Co. Ltd.	259,700	2,273,766
Japan Petroleum Exploration Co. Ltd.	386,600	15,699,954
Japan Pulp & Paper Co. Ltd.	26,200	899,772
Japan System Techniques Co. Ltd.	1,200	28,281

Avantis International Small Cap Value ETF
	Shares	Value
Japan Transcity Corp.	4,400	$18,210
JDC Corp.	42,400	148,124
JK Holdings Co. Ltd.	3,700	25,627
JM Holdings Co. Ltd.	6,500	113,154
J-Oil Mills, Inc.	51,700	674,332
Joshin Denki Co. Ltd.	5,500	86,004
JSB Co. Ltd.	30,400	552,659
JSP Corp.	14,600	218,115
JTEKT Corp.	973,700	9,086,875
Juroku Financial Group, Inc.	250,800	7,448,357
JVCKenwood Corp.	3,550,600	19,706,182
Kaga Electronics Co. Ltd.	196,100	8,715,116
Kamei Corp.	159,900	2,024,507
Kanamoto Co. Ltd.	486,900	9,336,925
Kandenko Co. Ltd.	313,200	3,574,888
Kaneka Corp.	301,200	7,241,408
Kanematsu Corp.	13,600	217,006
Kanto Denka Kogyo Co. Ltd.	972,400	5,902,206
Kato Sangyo Co. Ltd.	214,400	6,944,634
Kawada Technologies, Inc.	17,800	1,070,510
Kawasaki Heavy Industries Ltd.	41,300	1,142,217
Keihanshin Building Co. Ltd.	12,200	122,204
KEIWA, Inc.	14,900	111,961
Keiyo Bank Ltd.	515,000	2,583,013
Kitz Corp.	337,500	2,836,154
Kiyo Bank Ltd.	274,800	3,419,758
Kobe Steel Ltd.(2)	2,213,500	30,360,262
Kohnan Shoji Co. Ltd.	83,300	2,339,432
Komeri Co. Ltd.	284,700	6,628,734
Konica Minolta, Inc.(1)	3,222,100	10,638,379
Konishi Co. Ltd.	27,900	271,616
Konoike Transport Co. Ltd.	264,900	3,286,771
Konoshima Chemical Co. Ltd.	2,100	21,544
KPP Group Holdings Co. Ltd.	266,700	1,152,062
Krosaki Harima Corp.	6,600	640,657
K's Holdings Corp.	35,700	309,251
Kumagai Gumi Co. Ltd.	5,900	155,722
Kurabo Industries Ltd.	12,200	259,208
Kuraray Co. Ltd.	1,175,400	11,873,464
Kureha Corp.	27,700	495,871
Kurimoto Ltd.	45,900	1,016,171
Kusuri No. Aoki Holdings Co. Ltd.	20,300	426,035
KYB Corp.	237,200	8,153,332
Kyodo Printing Co. Ltd.	2,700	56,994
Kyoei Steel Ltd.	146,100	2,371,284
Kyudenko Corp.	232,700	9,052,126
Kyushu Financial Group, Inc.	475,400	3,584,205
Life Corp.	273,400	7,031,451
Look Holdings, Inc.	600	9,917
Macnica Holdings, Inc.	242,600	13,428,638
Makino Milling Machine Co. Ltd.	34,600	1,351,114

Avantis International Small Cap Value ETF
	Shares	Value
Marubun Corp.	17,700	$178,694
Maruha Nichiro Corp.	146,800	2,893,125
MARUKA FURUSATO Corp.	46,900	707,392
Maruzen Showa Unyu Co. Ltd.	70,500	2,095,726
Matsuda Sangyo Co. Ltd.	36,800	575,371
Mazda Motor Corp.	600	6,968
MCJ Co. Ltd.	535,600	4,877,733
Mebuki Financial Group, Inc.	2,537,800	7,933,798
Megachips Corp.	111,200	3,107,510
Megmilk Snow Brand Co. Ltd.	536,300	8,043,075
Meidensha Corp.	287,600	5,097,590
Meiji Shipping Group Co. Ltd.	35,500	195,818
Meiko Electronics Co. Ltd.	228,900	7,514,652
Meisei Industrial Co. Ltd.	238,300	1,980,360
Mikuni Corp.	22,300	69,640
Mimasu Semiconductor Industry Co. Ltd.	134,500	2,864,944
Ministop Co. Ltd.	3,200	33,465
Miraial Co. Ltd.	27,100	283,633
Mirait One Corp.	1,600	19,943
Miroku Jyoho Service Co. Ltd.	5,200	66,734
Mitsuba Corp.	261,700	2,548,081
Mitsubishi Kakoki Kaisha Ltd.	1,400	36,533
Mitsubishi Logisnext Co. Ltd.	376,600	4,171,227
Mitsubishi Logistics Corp.	9,400	288,624
Mitsubishi Materials Corp.	1,230,000	21,533,858
Mitsubishi Paper Mills Ltd.	34,400	129,819
Mitsubishi Research Institute, Inc.	30,700	1,033,723
Mitsubishi Shokuhin Co. Ltd.	245,100	8,810,643
Mitsubishi Steel Manufacturing Co. Ltd.	6,100	60,468
Mitsui Chemicals, Inc.	3,400	94,289
Mitsui Matsushima Holdings Co. Ltd.(2)	249,000	5,229,169
Mitsui Mining & Smelting Co. Ltd.	805,900	23,760,422
Mitsui-Soko Holdings Co. Ltd.	248,400	7,809,888
Mitsuuroko Group Holdings Co. Ltd.	2,300	21,783
Miyaji Engineering Group, Inc.	74,800	2,082,911
Miyazaki Bank Ltd.	79,500	1,506,950
Mizuho Leasing Co. Ltd.	266,400	9,790,785
Mizuho Medy Co. Ltd.(2)	30,800	684,139
Morinaga Milk Industry Co. Ltd.	437,900	9,066,827
Moriroku Holdings Co. Ltd.	6,600	118,920
MrMax Holdings Ltd.	3,100	12,605
Mugen Estate Co. Ltd.	8,500	79,490
Musashi Seimitsu Industry Co. Ltd.	396,700	4,433,006
Musashino Bank Ltd.	260,700	5,053,219
Muto Seiko Co.	6,600	91,566
Nachi-Fujikoshi Corp.	200,300	4,591,399
Nafco Co. Ltd.	5,100	85,792
Nagase & Co. Ltd.	151,900	2,528,767
Nakayama Steel Works Ltd.(2)	267,800	1,674,021
Namura Shipbuilding Co. Ltd.(2)	803,300	11,183,276
Nanto Bank Ltd.	102,900	1,969,633

Avantis International Small Cap Value ETF
	Shares	Value
NEC Capital Solutions Ltd.	43,700	$1,116,758
Neturen Co. Ltd.	10,700	75,059
NHK Spring Co. Ltd.	670,000	6,442,747
Nichias Corp.	403,700	10,612,554
Nichicon Corp.	486,700	3,987,551
Nichimo Co. Ltd.	2,800	40,108
Nichireki Co. Ltd.	37,900	606,039
Nichirin Co. Ltd.	5,000	125,605
Nihon Chouzai Co. Ltd.	47,300	455,754
Nihon Dempa Kogyo Co. Ltd.	481,600	4,685,515
Nihon Flush Co. Ltd.	200	1,298
Nihon House Holdings Co. Ltd.	12,300	25,546
Nihon Tokushu Toryo Co. Ltd.	10,500	100,980
Nihon Yamamura Glass Co. Ltd.(1)	12,700	125,550
Nikkiso Co. Ltd.	472,600	3,957,369
Nikkon Holdings Co. Ltd.	504,400	10,366,634
Nippn Corp.	316,300	5,018,771
Nippon Chemical Industrial Co. Ltd.	2,400	39,634
Nippon Chemi-Con Corp.(1)	42,700	390,160
Nippon Coke & Engineering Co. Ltd.(1)	281,000	230,671
Nippon Concrete Industries Co. Ltd.	29,600	83,535
Nippon Denko Co. Ltd.	43,800	87,776
Nippon Densetsu Kogyo Co. Ltd.	10,500	141,857
Nippon Light Metal Holdings Co. Ltd.	455,510	5,255,520
Nippon Paper Industries Co. Ltd.(1)	350,700	2,673,245
Nippon Pillar Packing Co. Ltd.	80,300	2,957,794
Nippon Seisen Co. Ltd.	600	25,026
Nippon Shokubai Co. Ltd.	281,800	10,563,910
Nippon Soda Co. Ltd.	43,800	1,796,183
Nippon Television Holdings, Inc.	289,500	4,099,703
Nippon Thompson Co. Ltd.	136,400	595,497
Nippon Yakin Kogyo Co. Ltd.	151,400	4,755,355
Nipro Corp.	1,446,300	11,957,223
Nishimoto Co. Ltd.	20,000	832,849
Nishi-Nippon Financial Holdings, Inc.	1,167,900	14,771,885
Nishi-Nippon Railroad Co. Ltd.	55,200	887,538
Nishio Holdings Co. Ltd.	234,100	6,078,680
Nissan Shatai Co. Ltd.	87,000	559,510
Nisshin Oillio Group Ltd.	213,000	7,411,957
Nissin Corp.	16,100	304,884
Nissui Corp.	963,100	6,129,345
Nittetsu Mining Co. Ltd.	166,100	5,556,417
Nittoc Construction Co. Ltd.	100	772
Nojima Corp.	626,300	7,045,146
NOK Corp.(2)	684,900	9,709,592
Noritake Co. Ltd.	17,600	982,634
Noritsu Koki Co. Ltd.	183,100	3,928,613
Noritz Corp.	51,100	574,320
North Pacific Bank Ltd.	2,082,600	5,557,732
NPR-RIKEN Corp.	9,500	190,996
NS United Kaiun Kaisha Ltd.	168,700	5,981,267

Avantis International Small Cap Value ETF
	Shares	Value
NTN Corp.(2)	3,459,600	$7,355,087
Ogaki Kyoritsu Bank Ltd.	100,300	1,427,881
Okamoto Machine Tool Works Ltd.	16,200	687,800
Oki Electric Industry Co. Ltd.	122,500	877,139
Okinawa Cellular Telephone Co.	105,800	2,545,488
Okinawa Financial Group, Inc.	59,600	1,034,248
Okura Industrial Co. Ltd.	12,100	262,760
Okuwa Co. Ltd.	37,200	210,391
Onoken Co. Ltd.	67,400	813,929
Onward Holdings Co. Ltd.	27,600	94,515
Orient Corp.	741,940	5,291,684
Oriental Shiraishi Corp.	575,000	1,523,685
Pacific Industrial Co. Ltd.	690,400	6,973,185
Pack Corp.	8,900	208,397
Pasco Corp.	500	6,424
Penta-Ocean Construction Co. Ltd.	2,290,900	11,868,795
Press Kogyo Co. Ltd.	1,441,300	6,482,338
Pressance Corp.(2)	4,100	46,488
Prima Meat Packers Ltd.	286,800	4,335,971
PS Mitsubishi Construction Co. Ltd.	36,500	254,353
Raito Kogyo Co. Ltd.	45,500	579,076
Raiznext Corp.	12,400	189,235
Rasa Industries Ltd.	13,600	221,287
Renewable Japan Co. Ltd.(1)(2)	129,900	890,768
Rengo Co. Ltd.	2,506,000	16,721,138
RENOVA, Inc.(1)	65,800	491,236
Resorttrust, Inc.	778,900	13,434,029
Restar Holdings Corp.	4,000	81,354
Ricoh Leasing Co. Ltd.	217,700	7,505,697
Riken Technos Corp.	125,900	824,156
Round One Corp.	1,536,400	7,177,989
Ryobi Ltd.	297,500	5,005,071
Ryosan Co. Ltd.	143,000	5,148,651
Sakata INX Corp.	321,600	3,105,261
Sakura Internet, Inc.	500	21,575
Sala Corp.	105,800	561,073
San ju San Financial Group, Inc.	104,800	1,385,488
San-Ai Obbli Co. Ltd.	470,400	6,171,739
Sangetsu Corp.	433,700	10,206,260
San-In Godo Bank Ltd.	903,400	6,932,501
Sanko Gosei Ltd.	29,100	129,738
Sankyo Tateyama, Inc.	50,900	285,412
Sankyu, Inc.	79,800	2,821,755
Sanoh Industrial Co. Ltd.	137,600	974,078
Sanwa Holdings Corp.	405,900	7,204,634
Sanyo Chemical Industries Ltd.	6,400	181,688
Sanyo Denki Co. Ltd.	12,100	541,582
Sanyo Shokai Ltd.(2)	48,800	828,382
Sanyo Special Steel Co. Ltd.	137,300	2,069,490
Sato Holdings Corp.	26,100	391,176
SBS Holdings, Inc.	15,300	244,913

Avantis International Small Cap Value ETF
	Shares	Value
Scroll Corp.	274,600	$1,725,175
SEC Carbon Ltd.	22,700	417,817
Seed Co. Ltd.(2)	5,000	23,921
Seika Corp.	5,200	109,141
Seiko Group Corp.	54,600	1,270,195
Senko Group Holdings Co. Ltd.(2)	1,049,200	7,478,321
Senshu Electric Co. Ltd.	40,200	1,030,815
Senshu Ikeda Holdings, Inc.	2,447,700	6,265,404
Shibaura Mechatronics Corp.(2)	91,200	4,018,383
Shibuya Corp.	1,500	31,279
Shikoku Bank Ltd.	15,200	114,261
Shinagawa Refractories Co. Ltd.	10,500	143,838
Shinwa Co. Ltd.(2)	7,900	127,619
Ship Healthcare Holdings, Inc.	44,500	646,241
Showa Sangyo Co. Ltd.	31,900	738,805
Siix Corp.	319,900	3,501,761
Sinfonia Technology Co. Ltd.	117,200	2,095,070
Sintokogio Ltd.	31,600	244,660
SK-Electronics Co. Ltd.	58,100	1,306,093
SKY Perfect JSAT Holdings, Inc.	421,500	2,502,107
Soken Chemical & Engineering Co. Ltd.	1,300	28,745
Star Micronics Co. Ltd.	24,600	296,906
Startia Holdings, Inc.	11,800	118,650
Starts Corp., Inc.	298,800	6,042,147
St-Care Holding Corp.	12,200	75,060
Stella Chemifa Corp.	16,600	417,087
Studio Alice Co. Ltd.(2)	12,500	169,368
Sumida Corp.	486,300	3,955,424
Sumiseki Holdings, Inc.	412,100	7,664,245
Sumitomo Densetsu Co. Ltd.	20,700	425,494
Sumitomo Heavy Industries Ltd.	80,100	2,387,061
Sumitomo Mitsui Construction Co. Ltd.	777,100	2,246,639
Sumitomo Osaka Cement Co. Ltd.	111,800	2,659,711
Sumitomo Riko Co. Ltd.	537,500	4,538,247
Sumitomo Rubber Industries Ltd.	167,600	1,953,756
Sumitomo Seika Chemicals Co. Ltd.	30,500	1,008,673
Sumitomo Warehouse Co. Ltd.	201,600	3,472,548
Sun Corp.	2,700	57,744
Sun Frontier Fudousan Co. Ltd.	105,600	1,171,409
Sun-Wa Technos Corp.	6,500	102,305
Suruga Bank Ltd.(2)	940,500	5,076,933
Suzuken Co. Ltd.	276,600	8,234,693
SWCC Corp.	61,200	1,378,069
T RAD Co. Ltd.	4,600	122,639
Tachibana Eletech Co. Ltd.	13,800	292,617
Tachi-S Co. Ltd.	481,300	6,591,819
Taihei Dengyo Kaisha Ltd.	21,200	631,332
Taiheiyo Cement Corp.	483,700	10,161,303
Taiho Kogyo Co. Ltd.	22,800	135,098
Taikisha Ltd.	229,200	7,255,600
Taisei Oncho Co. Ltd.(2)	5,200	205,932

Avantis International Small Cap Value ETF
	Shares	Value
Taiyo Holdings Co. Ltd.	14,200	$307,858
Takamiya Co. Ltd.	1,600	6,039
Takaoka Toko Co. Ltd.	12,900	211,339
Takara Holdings, Inc.(2)	904,800	7,578,465
Takara Standard Co. Ltd.(2)	74,500	916,962
Takasago International Corp.	10,600	232,696
Takasago Thermal Engineering Co. Ltd.	37,100	1,081,740
Takashimaya Co. Ltd.(2)	951,600	14,323,660
Take & Give Needs Co. Ltd.	14,700	110,114
Tamron Co. Ltd.	50,700	2,203,039
Tamura Corp.	33,500	123,704
Teijin Ltd.	891,700	7,566,506
Tekken Corp.	2,000	32,653
Tera Probe, Inc.	29,800	1,307,040
Toa Corp.	156,100	5,329,700
Toagosei Co. Ltd.	600	6,181
Tocalo Co. Ltd.	11,800	136,039
Toho Co. Ltd.	41,900	828,262
Toho Holdings Co. Ltd.(2)	443,500	9,360,941
Toho Zinc Co. Ltd.	7,300	49,101
Tokai Carbon Co. Ltd.	372,600	2,458,026
TOKAI Holdings Corp.	835,100	5,680,255
Tokai Rika Co. Ltd.	525,600	8,619,577
Tokuyama Corp.	92,000	1,492,398
Tokyo Kiraboshi Financial Group, Inc.	289,600	8,752,739
Tokyo Rope Manufacturing Co. Ltd.	10,400	106,444
Tokyo Steel Manufacturing Co. Ltd.	762,200	8,498,809
Tokyo Tekko Co. Ltd.	64,900	2,398,079
Tokyotokeiba Co. Ltd.	34,600	982,736
Toli Corp.	8,400	21,903
Tomoku Co. Ltd.	11,300	177,370
TOMONY Holdings, Inc.	1,460,700	4,012,907
Topre Corp.	466,000	7,664,253
Topy Industries Ltd.	154,300	3,156,993
Torishima Pump Manufacturing Co. Ltd.	92,800	1,759,426
Totech Corp.	14,500	737,683
Towa Bank Ltd.	11,900	54,324
Toyo Construction Co. Ltd.(2)	467,900	4,460,867
Toyo Engineering Corp.(1)	78,500	476,000
Toyo Seikan Group Holdings Ltd.	900	15,156
Toyo Tire Corp.	1,000,300	18,122,396
Toyobo Co. Ltd.	16,500	122,378
Toyoda Gosei Co. Ltd.	440,300	9,081,262
Toyota Boshoku Corp.	249,600	3,959,163
TPR Co. Ltd.	265,200	3,829,056
Traders Holdings Co. Ltd.	6,500	30,777
Transcosmos, Inc.	102,500	2,083,355
TRE Holdings Corp.	382,840	3,114,834
Trusco Nakayama Corp.	377,400	5,863,169
Tsubakimoto Chain Co.	255,200	8,321,482
Tsuburaya Fields Holdings, Inc.(2)	18,600	190,167

Avantis International Small Cap Value ETF
	Shares	Value
Tsugami Corp.	15,900	$125,932
Tsukishima Holdings Co. Ltd.	11,100	105,532
Tsukuba Bank Ltd.(2)	141,100	253,826
Tsuzuki Denki Co. Ltd.	11,200	188,273
TV Asahi Holdings Corp.	31,700	411,041
UACJ Corp.	299,000	8,213,890
Uchida Yoko Co. Ltd.	18,300	950,875
Unipres Corp.	606,300	4,439,191
United Arrows Ltd.	62,700	739,288
UNITED, Inc.	20,900	127,162
Univance Corp.	29,200	138,844
Valor Holdings Co. Ltd.	492,300	7,962,627
Valqua Ltd.	10,400	333,739
VT Holdings Co. Ltd.	93,800	326,382
Wakita & Co. Ltd.(2)	228,000	2,338,857
Xebio Holdings Co. Ltd.	71,900	470,665
Yahagi Construction Co. Ltd.	51,900	540,817
YAMABIKO Corp.	242,300	2,991,396
Yamae Group Holdings Co. Ltd.(2)	154,800	2,839,352
Yamagata Bank Ltd.	4,900	38,812
Yamaguchi Financial Group, Inc.	53,400	542,292
Yamaichi Electronics Co. Ltd.	425,600	6,437,493
Yamami Co.	1,200	29,635
Yellow Hat Ltd.	250,500	3,270,237
Yodogawa Steel Works Ltd.	17,200	512,910
Yokorei Co. Ltd.	29,000	205,079
Yokowo Co. Ltd.	13,300	140,043
Yondenko Corp.	20,700	593,033
Yorozu Corp.	4,500	28,152
Yuasa Trading Co. Ltd.	217,800	7,302,870
Yurtec Corp.	71,500	638,324
Yushiro Chemical Industry Co. Ltd.	3,200	48,226
		1,620,038,623
Netherlands — 1.5%
AerCap Holdings NV(1)	12,060	930,791
AMG Critical Materials NV	108,098	2,469,503
ASR Nederland NV	340,344	15,708,490
Basic-Fit NV(1)(2)	211,470	5,703,985
Corbion NV	22,908	434,783
Flow Traders Ltd.	279	5,012
ForFarmers NV(2)	47,215	123,900
Fugro NV(1)	635,559	14,046,128
Koninklijke Heijmans NV, CVA	409,122	6,874,879
Koninklijke Vopak NV	447,816	16,654,656
OCI NV	522,303	13,780,620
SIF Holding NV(1)(2)	327	3,503
Sligro Food Group NV	7,843	111,921
TKH Group NV, CVA(2)	43,542	1,819,057
Van Lanschot Kempen NV	17,506	596,275
		79,263,503

Avantis International Small Cap Value ETF
	Shares	Value
New Zealand — 0.3%
Air New Zealand Ltd.	33,608,362	$12,572,025
KMD Brands Ltd.	458,398	145,151
Oceania Healthcare Ltd.	3,435,360	1,233,953
SKYCITY Entertainment Group Ltd.	3,885,338	4,566,395
Warehouse Group Ltd.	9,206	7,457
		18,524,981
Norway — 2.3%
2020 Bulkers Ltd.(1)	21,171	299,596
ABG Sundal Collier Holding ASA	134,717	79,312
Aker Solutions ASA	61,694	207,269
Belships ASA	624,825	1,226,529
Bluenord ASA(1)	99,731	5,112,705
Bonheur ASA	4,519	92,911
BW LPG Ltd.	1,081,349	12,452,347
BW Offshore Ltd.	1,738,966	4,169,244
DNO ASA	7,689,705	6,530,651
DOF Group ASA(1)	66,505	416,390
Golden Ocean Group Ltd.	231,699	2,966,574
Gram Car Carriers ASA(1)	10,123	209,521
Hafnia Ltd.	602,364	4,432,824
Hoegh Autoliners ASA	907,645	8,858,007
Kid ASA	67,659	819,639
Klaveness Combination Carriers ASA	8,185	74,489
Magnora ASA(1)	10,085	28,708
Morrow Bank ASA(1)	50,471	19,590
MPC Container Ships ASA	5,150,128	6,626,522
Norske Skog ASA	841,776	2,868,821
Norwegian Air Shuttle ASA(1)	8,333,007	13,710,723
Odfjell Drilling Ltd.	1,505,732	6,343,268
Odfjell Technology Ltd.	45	259
OKEA ASA	144,587	318,980
Panoro Energy ASA	183,163	434,124
Petronor E&P ASA(1)	861	667
PGS ASA(1)	16,883,522	10,875,633
Rana Gruber ASA	7,502	50,572
Scatec ASA	297,046	1,839,267
Siem Offshore, Inc.(1)	119,762	322,287
SpareBank 1 Nord Norge	1,135,415	10,866,886
SpareBank 1 SMN	330,002	4,495,362
Sparebanken Vest	58,146	644,599
Stolt-Nielsen Ltd.	205,858	7,719,038
Wallenius Wilhelmsen ASA	435,653	4,179,355
		119,292,669
Portugal — 0.5%
CTT-Correios de Portugal SA	1,897,472	7,465,873
Greenvolt-Energias Renovaveis SA(1)	2,325	20,386
Mota-Engil SGPS SA	2,681,841	16,490,400
NOS SGPS SA	22,863	79,522
Semapa-Sociedade de Investimento e Gestao	9,782	146,389
		24,202,570

Avantis International Small Cap Value ETF
	Shares	Value
Singapore — 1.1%
Banyan Tree Holdings Ltd.(1)	67,500	$16,576
Best World International Ltd.(1)(2)	427,500	518,644
Boustead Singapore Ltd.	16,500	10,812
BRC Asia Ltd.	7,900	10,988
Bumitama Agri Ltd.	1,717,200	817,985
China Sunsine Chemical Holdings Ltd.	1,435,600	416,495
ComfortDelGro Corp. Ltd.	1,783,200	1,791,584
First Resources Ltd.	10,211,500	10,792,430
Food Empire Holdings Ltd.	652,600	698,644
Frencken Group Ltd.	188,100	225,441
Geo Energy Resources Ltd.	19,832,000	4,858,372
Golden Agri-Resources Ltd.	44,993,800	8,859,554
Hong Fok Corp. Ltd.	100	64
Hong Leong Asia Ltd.	177,600	80,445
Hour Glass Ltd.	233,300	268,902
Hutchison Port Holdings Trust, U Shares	41,644,200	5,510,610
Indofood Agri Resources Ltd.	191,900	39,242
InnoTek Ltd.	89,000	29,789
ISDN Holdings Ltd.(2)	1,741,805	416,278
Japfa Ltd.	1,262,400	197,007
QAF Ltd.	44,600	28,081
Rex International Holding Ltd.(2)	16,311,300	1,609,576
RH PetroGas Ltd.(1)	2,414,300	279,774
Riverstone Holdings Ltd.	4,290,000	2,158,069
Samudera Shipping Line Ltd.(2)	5,330,500	2,861,277
Singapore Post Ltd.	538,600	158,210
Tuan Sing Holdings Ltd.	1,691,598	319,839
UG Healthcare Corp. Ltd.(1)	199,400	17,573
Yangzijiang Financial Holding Ltd.(2)	44,634,000	11,464,790
Yanlord Land Group Ltd.(1)	3,497,800	1,224,054
		55,681,105
Spain — 1.8%
Acerinox SA	1,849,664	20,309,908
Amper SA(1)	324,919	27,451
Atresmedia Corp. de Medios de Comunicacion SA	281,800	1,154,506
Banco de Sabadell SA	10,243,121	13,321,977
Bankinter SA	4,280,309	27,247,428
Construcciones y Auxiliar de Ferrocarriles SA	37,907	1,343,104
Deoleo SA(1)(2)	347,596	75,805
Ence Energia y Celulosa SA(2)	933,711	2,886,287
Ercros SA	144,817	386,425
Gestamp Automocion SA	1,899,999	6,027,901
Grupo Catalana Occidente SA	65,576	2,393,799
Melia Hotels International SA(1)	1,099,072	7,859,371
Miquel y Costas & Miquel SA	215	2,648
Neinor Homes SA(1)	42,864	473,950
Obrascon Huarte Lain SA(1)	210,972	88,082
Prosegur Compania de Seguridad SA(2)	196,979	377,303
Sacyr SA	2,536,506	8,336,028
Soltec Power Holdings SA(1)(2)	5,699	16,343

Avantis International Small Cap Value ETF
	Shares	Value
Tecnicas Reunidas SA(1)(2)	134,407	$1,139,438
Tubacex SA	76,282	276,100
Tubos Reunidos SA(1)(2)	48,246	36,007
		93,779,861
Sweden — 5.0%
AcadeMedia AB	352,264	1,610,737
Alleima AB	2,024,885	13,316,112
Alligo AB, Class B	10,475	141,980
Arise AB	41,001	172,684
Arjo AB, B Shares	97,934	463,676
Avanza Bank Holding AB(2)	97,198	2,139,300
Bahnhof AB, B Shares	2,452	10,009
BE Group AB(2)	12,267	61,349
Beijer Alma AB	84,383	1,420,191
Bilia AB, A Shares	779,423	10,002,462
Billerud Aktiebolag	1,881,611	16,031,916
Bonava AB(1)(2)	877,902	662,254
Bonava AB, B Shares(1)(2)	438,951	333,028
Boozt AB(1)	385	4,953
Bufab AB	160,337	6,144,236
Bulten AB	10,320	68,774
Bure Equity AB	489,657	15,691,853
Byggmax Group AB(1)	181,527	595,309
Camurus AB(1)	39,056	1,723,404
Catena Media PLC(1)(2)	699,115	672,752
Cibus Nordic Real Estate AB publ	646,060	7,259,149
Cint Group AB(1)	1,957,709	2,479,695
Clas Ohlson AB, B Shares	801,764	13,660,342
Cloetta AB, B Shares	162,018	279,670
Corem Property Group AB, B Shares(2)	7,520,321	6,565,637
Dios Fastigheter AB	761,578	5,524,951
Electrolux AB, B Shares(1)	132,221	1,133,043
Enad Global 7 AB	202,822	268,853
G5 Entertainment AB	35,098	436,222
Granges AB	1,013,424	9,859,901
Hanza AB	12,150	81,008
Hexatronic Group AB	61,832	189,177
Hoist Finance AB(1)	190,033	789,513
Hufvudstaden AB, A Shares	39,851	473,223
Humble Group AB(1)	38,743	38,555
Kopparbergs Bryggeri AB, B Shares	12,361	134,901
Loomis AB	888,408	24,041,744
MEKO AB	57,716	647,254
Mycronic AB	157,889	5,199,991
NCC AB, B Shares	1,313,472	17,785,534
Neobo Fastigheter AB(1)	38,607	53,876
Net Insight AB, B Shares(1)	394,670	237,026
Nobia AB(1)(2)	692,779	519,104
Nolato AB, B Shares	42,562	176,913
Nordic Paper Holding AB	185,980	769,224
Norion Bank AB(1)	222,047	939,556

Avantis International Small Cap Value ETF
	Shares	Value
Note AB(1)	6,830	$102,981
NP3 Fastigheter AB	62,207	1,126,026
Nyfosa AB	2,090,567	17,706,131
Pandox AB	915,581	13,803,361
Paradox Interactive AB	344,137	6,365,074
Peab AB, Class B	1,951,335	10,764,419
Platzer Fastigheter Holding AB, B Shares	140,685	1,037,537
RaySearch Laboratories AB(1)	51,649	495,392
Resurs Holding AB	2,392,686	3,393,593
Rottneros AB	19,509	21,445
Samhallsbyggnadsbolaget i Norden AB(2)	711,700	252,109
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	134,346	57,889
Scandi Standard AB	496,902	3,260,017
Sinch AB(1)	4,136,914	10,398,232
SkiStar AB(2)	531,968	6,651,223
Starbreeze AB(1)	4,755,409	147,639
Tethys Oil AB	203,551	662,322
Tobii AB(1)(2)	21,269	9,291
Tobii Dynavox AB(1)	67,045	339,879
Troax Group AB	72,713	1,544,421
Truecaller AB, B Shares(1)(2)	1,764,594	4,867,318
Wihlborgs Fastigheter AB	1,011,625	8,152,104
		261,969,444
Switzerland — 4.2%
ALSO Holding AG	35,982	9,428,352
Arbonia AG	4,241	58,347
Ascom Holding AG(2)	10,846	90,637
Autoneum Holding AG(1)(2)	81,486	11,897,880
Bell Food Group AG	11,203	3,338,348
Bellevue Group AG(2)	175	4,350
Bossard Holding AG, Class A	18,486	4,199,259
Bucher Industries AG	28,688	12,146,878
Burckhardt Compression Holding AG	1,555	924,523
Cembra Money Bank AG	235,758	20,056,843
Coltene Holding AG(1)	5,166	328,960
DKSH Holding AG	25,901	1,903,266
EFG International AG(1)	1,240,965	17,772,475
Forbo Holding AG	1,970	2,263,084
GAM Holding AG(1)	157,947	62,287
Gurit Holding AG, Bearer Shares(1)	7,816	572,233
Huber & Suhner AG	1,479	107,495
Interroll Holding AG	332	1,043,810
Leonteq AG(1)	220,552	7,155,328
Liechtensteinische Landesbank AG(2)	4,177	335,709
Metall Zug AG, B Shares	13	20,974
Mobimo Holding AG	10,052	2,941,997
Montana Aerospace AG(1)	2,386	41,937
OC Oerlikon Corp. AG	545,542	2,600,936
Orior AG	44,862	3,280,797
Rieter Holding AG(2)	366	38,785
Siegfried Holding AG(1)	19,577	19,647,595

Avantis International Small Cap Value ETF
	Shares	Value
Stadler Rail AG	511,671	$16,099,047
Swiss Steel Holding AG(1)(2)	2,026,686	206,874
Swissquote Group Holding SA	187,706	50,070,060
TX Group AG	734	110,555
u-blox Holding AG(1)	91,361	8,705,670
Valiant Holding AG	137,412	15,960,088
Vontobel Holding AG	8,168	499,348
V-ZUG Holding AG(1)(2)	347	23,690
Zehnder Group AG	88,286	5,385,559
		219,323,976
United Kingdom — 13.5%
AG Barr PLC	1,798	11,838
Alpha Group International PLC	23,515	504,683
Anglo Asian Mining PLC(2)	402,584	279,666
Aston Martin Lagonda Global Holdings PLC(1)	901,172	1,971,936
Atalaya Mining PLC	409,245	1,692,740
Bank of Georgia Group PLC	335,097	19,927,482
Bellway PLC	391,961	13,369,030
Berkeley Group Holdings PLC	108,564	6,378,471
boohoo Group PLC(1)(2)	5,610,523	2,409,981
Britvic PLC	5,083	54,542
Centamin PLC	10,120,573	11,543,129
Central Asia Metals PLC	1,299,075	2,554,452
Clarkson PLC	13,613	617,056
Close Brothers Group PLC	1,212,363	5,327,160
CMC Markets PLC	911,047	1,933,251
Coats Group PLC	10,338,004	8,888,344
Computacenter PLC	559,698	20,606,091
DFS Furniture PLC	112,869	173,668
Direct Line Insurance Group PLC(1)	1,443,654	3,685,562
Dowlais Group PLC	1,806,962	2,077,706
Drax Group PLC	3,328,807	19,571,169
Dunelm Group PLC	369,977	5,393,362
easyJet PLC	2,989,481	20,596,628
Ecora Resources PLC	239,571	226,224
Endeavour Mining PLC	1,738	28,571
Energean PLC	60,105	779,324
EnQuest PLC(1)	15,844,844	2,592,322
Ferrexpo PLC(1)	1,984,994	1,808,057
Firstgroup PLC(2)	8,508,192	16,904,603
Forterra PLC	858,569	1,863,382
Foxtons Group PLC	228,138	169,983
Frasers Group PLC(1)	662,584	6,790,465
Frontier Developments PLC(1)	1,989	3,052
Genel Energy PLC	198,502	205,907
Georgia Capital PLC(1)	19,114	296,068
Golar LNG Ltd.	990,693	20,101,161
Grafton Group PLC	1,050,554	12,976,595
Greggs PLC	788,902	26,905,665
Gulf Keystone Petroleum Ltd.(1)	1,930,451	2,313,576
Gym Group PLC(1)(2)	157,599	218,592

Avantis International Small Cap Value ETF
	Shares	Value
Halfords Group PLC	1,094,311	$2,099,812
Hargreaves Lansdown PLC	227,069	2,092,711
Hays PLC	5,949,919	7,105,662
Helios Towers PLC(1)	1,078	1,023
Hikma Pharmaceuticals PLC	868,163	21,545,129
Hill & Smith PLC	76,935	1,765,878
Hilton Food Group PLC	182,456	1,840,199
Hiscox Ltd.	30,373	434,856
Hochschild Mining PLC(1)	3,325,645	3,884,385
Hollywood Bowl Group PLC	9,250	38,076
Howden Joinery Group PLC	3,336,644	34,944,841
Hunting PLC	20,128	84,941
Ibstock PLC	2,991,231	6,110,104
IG Group Holdings PLC	1,184,804	10,458,143
Indivior PLC(1)	303,211	6,550,404
IntegraFin Holdings PLC	2,461	8,535
Intermediate Capital Group PLC	741,051	18,068,967
International Distributions Services PLC(1)	270	825
International Personal Finance PLC	110,558	156,915
Investec PLC	2,155,468	13,490,941
IP Group PLC	1,106,164	667,982
J D Wetherspoon PLC(1)	537,166	5,134,038
J Sainsbury PLC	2,893	9,133
JET2 PLC	1,501,132	26,443,806
Johnson Matthey PLC	837,423	16,323,106
Johnson Service Group PLC	1,504,043	2,715,115
Jubilee Metals Group PLC(1)	1,352,829	85,397
Keller Group PLC	422,925	4,626,544
Keywords Studios PLC	27,966	506,619
Liontrust Asset Management PLC	255,478	2,069,241
Luceco PLC	5,739	10,167
Luxfer Holdings PLC	185	1,835
Man Group PLC	9,941,972	30,516,240
Marks & Spencer Group PLC	16,346,351	48,994,174
Marston's PLC(1)	913,008	337,310
Mears Group PLC	407,913	1,825,008
Mitchells & Butlers PLC(1)	1,217,856	3,617,721
Mitie Group PLC	4,244,491	5,732,304
Molten Ventures PLC(1)	534	1,802
Morgan Sindall Group PLC	108,708	3,232,174
MP Evans Group PLC	7,737	74,722
N Brown Group PLC(1)(2)	454,718	100,959
Nexxen International Ltd.(1)	5,095	13,493
Ninety One PLC	2,514,336	5,213,168
OSB Group PLC	2,894,784	15,257,188
Pagegroup PLC	2,737,180	15,681,451
Pan African Resources PLC	11,351,293	2,768,684
Paragon Banking Group PLC	1,813,356	14,727,306
PayPoint PLC	2,064	12,945
Petra Diamonds Ltd.(1)	65,533	32,382
Pinewood Technologies Group PLC(1)	5,625,689	2,595,726

Avantis International Small Cap Value ETF
	Shares	Value
Plus500 Ltd.	801,121	$17,208,091
Prax Exploration & Production PLC(1)	1,669,848	37,309
PZ Cussons PLC	646,489	816,871
QinetiQ Group PLC	867,468	4,063,138
Quilter PLC	5,042,200	6,168,713
Rathbones Group PLC	90,969	1,788,760
Reach PLC	2,045,880	1,527,895
Redde Northgate PLC	2,297,902	10,033,818
Redrow PLC	1,297,397	10,469,287
RHI Magnesita NV	22,592	1,052,431
S4 Capital PLC(1)	591,105	299,049
Savills PLC	142,891	1,666,614
Senior PLC	671,742	1,347,433
Serica Energy PLC	2,368,902	5,193,487
SIG PLC(1)	314,560	123,378
Speedy Hire PLC	3,098,255	1,040,423
Spire Healthcare Group PLC	1,038,318	2,956,478
St. James's Place PLC	309,153	1,968,489
SThree PLC	860,666	4,544,166
Superdry PLC(1)(2)	266	136
Synthomer PLC(1)	73,507	135,721
TBC Bank Group PLC	297,160	11,103,672
TI Fluid Systems PLC	1,367,078	2,633,804
TP ICAP Group PLC	1,312,411	2,963,749
Travis Perkins PLC	730,017	6,820,023
Vanquis Banking Group PLC	1,713,169	2,630,044
Vertu Motors PLC	1,314,372	1,095,221
Vesuvius PLC	990,653	6,058,605
Virgin Money U.K. PLC	9,024,097	17,721,132
Watches of Switzerland Group PLC(1)	76,736	392,863
Wickes Group PLC	1,382,346	2,782,133
Yellow Cake PLC(1)	323,338	2,512,298
Yu Group PLC	17,283	272,649
		713,189,461
United States — 0.0%
Arcadium Lithium PLC(1)	1,887	9,518
TOTAL COMMON STOCKS (Cost $4,879,015,482)		5,246,636,984
RIGHTS — 0.0%
Sweden — 0.0%
AcadeMedia AB(1)	320,346	21,385
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	251,760
TOTAL RIGHTS (Cost $254,128)		273,145
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	671
Italy — 0.0%
Webuild SpA(1)(2)	35,053	74,259
TOTAL WARRANTS (Cost $—)		74,930

Avantis International Small Cap Value ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,779,954	$4,779,954
State Street Navigator Securities Lending Government Money Market Portfolio(3)	142,177,351	142,177,351
TOTAL SHORT-TERM INVESTMENTS (Cost $146,957,305)		146,957,305
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $5,026,226,915)		5,393,942,364
OTHER ASSETS AND LIABILITIES — (2.5)%		(131,427,616)
TOTAL NET ASSETS — 100.0%		$5,262,514,748

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.9%
Financials	18.5%
Materials	14.8%
Consumer Discretionary	13.2%
Energy	12.3%
Information Technology	4.9%
Consumer Staples	4.9%
Real Estate	2.7%
Communication Services	2.2%
Health Care	2.1%
Utilities	1.2%
Short-Term Investments	2.8%
Other Assets and Liabilities	(2.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $285,569,493. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $301,379,922, which includes securities collateral of $159,202,571.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Small Cap Equity ETF
Assets
Investment securities, at value (cost of $4,576,391,843 and $7,712,280, respectively) — including $241,629,242 and $—, respectively, of securities on loan	$4,961,135,444	$7,831,119
Investment made with cash collateral received for securities on loan, at value (cost of $27,419,614 and $—, respectively)	27,419,614	—
Total investment securities, at value (cost of $4,603,811,457 and $7,712,280, respectively)	4,988,555,058	7,831,119
Cash	—	2,634
Foreign currency holdings, at value (cost of $404,930 and $199, respectively)	403,433	197
Receivable for investments sold	2,459	—
Receivable for capital shares sold	36,896,110	—
Dividends and interest receivable	10,588,506	17,301
Securities lending receivable	401,022	—
Other assets	34	—
	5,036,846,622	7,851,251

Liabilities
Disbursements in excess of demand deposit cash	292,855	—
Payable for collateral received for securities on loan	27,419,614	—
Payable for investments purchased	34,787,249	297
Accrued management fees	1,252,913	2,568
Accrued foreign taxes	38,249,617	—
	102,002,248	2,865

Net Assets	$4,934,844,374	$7,848,386

Shares outstanding (unlimited number of shares authorized)	86,800,000	150,000

Net Asset Value Per Share	$56.85	$52.32

Net Assets Consist of:
Capital paid in	$4,651,423,208	$7,736,221
Distributable earnings (loss)	283,421,166	112,165
	$4,934,844,374	$7,848,386

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Assets
Investment securities, at value (cost of $347,264,771 and $3,543,488,124, respectively) — including $11,708,989 and $215,640,125, respectively, of securities on loan	$381,053,442	$3,984,360,769
Investment made with cash collateral received for securities on loan, at value (cost of $497,964 and $122,840,449, respectively)	497,964	122,840,449
Total investment securities, at value (cost of $347,762,735 and $3,666,328,573, respectively)	381,551,406	4,107,201,218
Foreign currency holdings, at value (cost of $73,994 and $—, respectively)	73,811	—
Receivable for investments sold	—	2,931
Dividends and interest receivable	1,310,656	10,323,484
Securities lending receivable	29,633	122,555
	382,965,506	4,117,650,188

Liabilities
Disbursements in excess of demand deposit cash	120,517	—
Foreign currency overdraft payable, at value (cost of $— and $20,806, respectively)	—	20,868
Payable for collateral received for securities on loan	497,964	122,840,449
Accrued management fees	104,404	711,112
Accrued foreign taxes	3,102,284	—
Accrued other expenses	—	31,292
	3,825,169	123,603,721

Net Assets	$379,140,337	$3,994,046,467

Shares outstanding (unlimited number of shares authorized)	8,120,000	65,300,000

Net Asset Value Per Share	$46.69	$61.16

Net Assets Consist of:
Capital paid in	$366,813,720	$3,607,862,746
Distributable earnings (loss)	12,326,617	386,183,721
	$379,140,337	$3,994,046,467

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF
Assets
Investment securities, at value (cost of $298,687,074 and $16,065,727, respectively) — including $22,972,131 and $—, respectively, of securities on loan	$329,685,304	$16,311,064
Investment made with cash collateral received for securities on loan, at value (cost of $13,391,554 and $—, respectively)	13,391,554	—
Total investment securities, at value (cost of $312,078,628 and $16,065,727, respectively)	343,076,858	16,311,064
Cash	—	23,308
Foreign currency holdings, at value (cost of $— and $1,564, respectively)	—	1,563
Receivable for investments sold	—	729
Dividends and interest receivable	854,411	22,843
Securities lending receivable	9,888	—
	343,941,157	16,359,507

Liabilities
Foreign currency overdraft payable, at value (cost of $3,905 and $—, respectively)	3,903	—
Payable for collateral received for securities on loan	13,391,554	—
Payable for investments purchased	—	56
Accrued management fees	62,437	3,494
	13,457,894	3,550

Net Assets	$330,483,263	$16,355,957

Shares outstanding (unlimited number of shares authorized)	6,390,000	320,000

Net Asset Value Per Share	$51.72	$51.11

Net Assets Consist of:
Capital paid in	$301,040,176	$16,093,379
Distributable earnings (loss)	29,443,087	262,578
	$330,483,263	$16,355,957

See Notes to Financial Statements.

FEBRUARY 29, 2024 (UNAUDITED)
Avantis International Small Cap Value ETF
Assets
Investment securities, at value (cost of $4,884,049,564) — including $285,569,493 of securities on loan	$5,251,765,013
Investment made with cash collateral received for securities on loan, at value (cost of $142,177,351)	142,177,351
Total investment securities, at value (cost of $5,026,226,915)	5,393,942,364
Foreign currency holdings, at value (cost of $154,515)	154,275
Dividends and interest receivable	11,831,891
Securities lending receivable	222,289
5,406,150,819

Liabilities
Payable for collateral received for securities on loan	142,177,351
Accrued management fees	1,458,720
143,636,071

Net Assets	$5,262,514,748

Shares outstanding (unlimited number of shares authorized)	84,540,000

Net Asset Value Per Share	$62.25

Net Assets Consist of:
Capital paid in	$5,100,598,171
Distributable earnings (loss)	161,916,577
$5,262,514,748

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (EXCEPT AS NOTED) (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Small Cap Equity ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,313,943 and $5,006, respectively)	$37,152,332	$33,781
Securities lending, net	2,170,224	—
Interest	67,743	177
	39,390,299	33,958

Expenses:
Management fees	7,017,671	8,234
Trustees' fees and expenses	—	42
	7,017,671	8,276

Net investment income (loss)	32,372,628	25,682

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $6,684 and $—, respectively)	495,288	(3,336)
Foreign currency translation transactions	(442,245)	(7,683)
	53,043	(11,019)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(21,914,971) and $—, respectively)	307,511,326	118,839
Translation of assets and liabilities in foreign currencies	(69,344)	(337)
	307,441,982	118,502

Net realized and unrealized gain (loss)	307,495,025	107,483

Net Increase (Decrease) in Net Assets Resulting from Operations	$339,867,653	$133,165
(1)November 7, 2023 (fund inception) through February 29, 2024.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $522,183 and $3,197,605, respectively)	$3,413,089	$33,885,773
Securities lending, net	110,108	576,722
Interest	19,542	84,234
	3,542,739	34,546,729

Expenses:
Management fees	576,753	4,007,297
Other expenses	90	31,312
	576,843	4,038,609

Net investment income (loss)	2,965,896	30,508,120

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $52,266 and $—, respectively)	(1,037,462)	(9,516,946)
Foreign currency translation transactions	(159,083)	119,301
	(1,196,545)	(9,397,645)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(1,747,895) and $—, respectively)	29,951,307	268,537,235
Translation of assets and liabilities in foreign currencies	(10,643)	(77,652)
	29,940,664	268,459,583

Net realized and unrealized gain (loss)	28,744,119	259,061,938

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,710,015	$289,570,058

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $299,123 and $8,567, respectively)	$3,163,329	$69,528
Securities lending, net	49,495	—
Interest	9,006	—
	3,221,830	69,528

Expenses:
Management fees	349,850	10,613
Trustees' fees and expenses	—	78
Other expenses	—	74
	349,850	10,765

Net investment income (loss)	2,871,980	58,763

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,650,426	(4,504)
Foreign currency translation transactions	(15,318)	3,019
	5,635,108	(1,485)

Change in net unrealized appreciation (depreciation) on:
Investments	14,703,293	383,625
Translation of assets and liabilities in foreign currencies	(6,916)	(302)
	14,696,377	383,323

Net realized and unrealized gain (loss)	20,331,485	381,838

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,203,465	$440,601

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Avantis International Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,231,032)	$50,576,150
Securities lending, net	1,025,846
Interest	138,717
51,740,713

Expenses:
Management fees	7,792,528
Other expenses	21
7,792,549

Net investment income (loss)	43,948,164

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,543,988
Foreign currency translation transactions	160,393
10,704,381

Change in net unrealized appreciation (depreciation) on:
Investments	332,583,160
Translation of assets and liabilities in foreign currencies	(101,773)
332,481,387

Net realized and unrealized gain (loss)	343,185,768

Net Increase (Decrease) in Net Assets Resulting from Operations	$387,133,932

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis Emerging Markets Equity ETF		Avantis Emerging Markets Small Cap Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024(1)
Operations
Net investment income (loss)	$32,372,628	$95,945,015	$25,682
Net realized gain (loss)	53,043	9,751,637	(11,019)
Change in net unrealized appreciation (depreciation)	307,441,982	168,747,958	118,502
Net increase (decrease) in net assets resulting from operations	339,867,653	274,444,610	133,165

Distributions to Shareholders
From earnings	(91,051,800)	(75,943,475)	(21,000)

Capital Share Transactions
Proceeds from shares sold	875,194,085	2,346,741,158	7,736,221
Payments for shares redeemed	—	(56,910,535)	—
Other capital	29,297	77,520	—
Net increase (decrease) in net assets from capital share transactions	875,223,382	2,289,908,143	7,736,221

Net increase (decrease) in net assets	1,124,039,235	2,488,409,278	7,848,386

Net Assets
Beginning of period	3,810,805,139	1,322,395,861	—
End of period	$4,934,844,374	$3,810,805,139	$7,848,386

Transactions in Shares of the Funds
Sold	16,200,000	46,100,000	150,000
Redeemed	—	(1,100,000)	—
Net increase (decrease) in shares of the funds	16,200,000	45,000,000	150,000
(1)November 7, 2023 (fund inception) through February 29, 2024.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis Emerging Markets Value ETF		Avantis International Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$2,965,896	$9,316,143	$30,508,120	$83,914,323
Net realized gain (loss)	(1,196,545)	(9,891,971)	(9,397,645)	(3,589,601)
Change in net unrealized appreciation (depreciation)	29,940,664	20,442,682	268,459,583	301,606,991
Net increase (decrease) in net assets resulting from operations	31,710,015	19,866,854	289,570,058	381,931,713

Distributions to Shareholders
From earnings	(9,600,240)	(7,514,172)	(47,465,700)	(76,336,395)

Capital Share Transactions
Proceeds from shares sold	74,802,840	167,743,840	560,382,343	1,456,936,277
Payments for shares redeemed	(7,117,120)	(20,533,252)	(14,133,625)	(61,615,335)
Other capital	85,285	140,517	22,197	153,618
Net increase (decrease) in net assets from capital share transactions	67,771,005	147,351,105	546,270,915	1,395,474,560

Net increase (decrease) in net assets	89,880,780	159,703,787	788,375,273	1,701,069,878

Net Assets
Beginning of period	289,259,557	129,555,770	3,205,671,194	1,504,601,316
End of period	$379,140,337	$289,259,557	$3,994,046,467	$3,205,671,194

Transactions in Shares of the Funds
Sold	1,680,000	4,000,000	9,700,000	27,200,000
Redeemed	(160,000)	(480,000)	(250,000)	(1,100,000)
Net increase (decrease) in shares of the funds	1,520,000	3,520,000	9,450,000	26,100,000

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis International Large Cap Value ETF		Avantis International Small Cap Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023(1)
Operations
Net investment income (loss)	$2,871,980	$7,566,240	$58,763	$6,743
Net realized gain (loss)	5,635,108	2,184,517	(1,485)	(1,478)
Change in net unrealized appreciation (depreciation)	14,696,377	21,619,754	383,323	(138,288)
Net increase (decrease) in net assets resulting from operations	23,203,465	31,370,511	440,601	(133,023)

Distributions to Shareholders
From earnings	(4,589,730)	(6,440,238)	(45,000)	—

Capital Share Transactions
Proceeds from shares sold	93,005,980	207,700,198	12,059,726	4,025,488
Payments for shares redeemed	(32,994,465)	(41,249,934)	—	—
Other capital	1,950	83,712	4,136	4,029
Net increase (decrease) in net assets from capital share transactions	60,013,465	166,533,976	12,063,862	4,029,517

Net increase (decrease) in net assets	78,627,200	191,464,249	12,459,463	3,896,494

Net Assets
Beginning of period	251,856,063	60,391,814	3,896,494	—
End of period	$330,483,263	$251,856,063	$16,355,957	$3,896,494

Transactions in Shares of the Funds
Sold	1,890,000	4,590,000	240,000	80,000
Redeemed	(660,000)	(870,000)	—	—
Net increase (decrease) in shares of the funds	1,230,000	3,720,000	240,000	80,000
(1)July 18, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis International Small Cap Value ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$43,948,164	$99,767,843
Net realized gain (loss)	10,704,381	(16,561,581)
Change in net unrealized appreciation (depreciation)	332,481,387	260,994,969
Net increase (decrease) in net assets resulting from operations	387,133,932	344,201,231

Distributions to Shareholders
From earnings	(69,615,024)	(90,491,643)

Capital Share Transactions
Proceeds from shares sold	1,751,607,346	1,894,412,711
Payments for shares redeemed	(258,688,098)	(364,649,538)
Other capital	—	95,384
Net increase (decrease) in net assets from capital share transactions	1,492,919,248	1,529,858,557

Net increase (decrease) in net assets	1,810,438,156	1,783,568,145

Net Assets
Beginning of period	3,452,076,592	1,668,508,447
End of period	$5,262,514,748	$3,452,076,592

Transactions in Shares of the Funds
Sold	30,510,000	33,360,000
Redeemed	(4,440,000)	(6,300,000)
Net increase (decrease) in shares of the funds	26,070,000	27,060,000

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity ETF, Avantis Emerging Markets Small Cap Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Equity ETF, Avantis International Large Cap Value ETF, Avantis International Small Cap Equity ETF and Avantis International Small Cap Value ETF (collectively, the funds) are seven funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Emerging Markets Small Cap Equity ETF incepted on November 7, 2023. Avantis International Small Cap Equity ETF incepted on July 18, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity ETF
Common Stocks	$27,419,614	—	—	—	$27,419,614
Gross amount of recognized liabilities for securities lending transactions					$27,419,614

Avantis Emerging Markets Value ETF
Common Stocks	$497,964	—	—	—	$497,964
Gross amount of recognized liabilities for securities lending transactions					$497,964

Avantis International Equity ETF
Common Stocks	$122,835,881	—	—	—	$122,835,881
Warrants	4,568	—	—	—	4,568
Total Borrowings	$122,840,449	—	—	—	$122,840,449
Gross amount of recognized liabilities for securities lending transactions					$122,840,449

Avantis International Large Cap Value ETF
Common Stocks	$13,391,554	—	—	—	$13,391,554
Gross amount of recognized liabilities for securities lending transactions					$13,391,554

Avantis International Small Cap Value ETF
Common Stocks	$142,136,509	—	—	—	$142,136,509
Warrants	40,842	—	—	—	40,842
Total Borrowings	$142,177,351	—	—	—	$142,177,351
Gross amount of recognized liabilities for securities lending transactions					$142,177,351
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century ETF Trust own, in aggregate, 34%, 5%, 10% and 20% of the shares of Avantis Emerging Markets Small Cap Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Large Cap Value ETF and Avantis International Small Cap Equity ETF, respectively. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis Emerging Markets Small Cap Equity ETF	0.42%
Avantis Emerging Markets Value ETF	0.36%
Avantis International Equity ETF	0.23%
Avantis International Large Cap Value ETF	0.25%
Avantis International Small Cap Equity ETF	0.30%
Avantis International Small Cap Value ETF	0.36%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Small Cap Equity ETF(1)	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Purchases	$559,419,032	$5,686,843	$95,299,866	$155,094,950
Sales	$4,687,131	$34,613	$30,583,031	$63,520,434

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Purchases	$61,916,487	$4,547,735	$634,367,961
Sales	$23,368,342	$67,137	$271,278,809
(1)November 7, 2023 (fund inception) through February 29, 2024.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 29, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$265,348,530	—	—
Avantis Emerging Markets Small Cap Equity ETF(1)	$2,060,071	—	—
Avantis Emerging Markets Value ETF	$3,687,543	$7,161,936	$1,389,204
Avantis International Equity ETF	$463,190,394	$14,202,263	$6,561,182
Avantis International Large Cap Value ETF	$53,012,640	$32,880,490	$8,734,985
Avantis International Small Cap Equity ETF	$7,588,144	—	—
Avantis International Small Cap Value ETF	$1,378,480,806	$258,258,134	$64,055,832
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)November 7, 2023 (fund inception) through February 29, 2024.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Emerging Markets Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$188,823,687	$110,750,856	—
Chile	6,618,992	21,607,609	—
China	322,724,042	838,145,408	—
Colombia	5,127,101	1,693,425	—
Czech Republic	—	7,224,008	—
Egypt	—	4,570,235	—
Greece	—	27,247,880	—
Hong Kong	—	4,257,118	—
Hungary	—	13,360,842	—
India	67,778,556	927,250,035	—
Indonesia	8,633,583	98,923,684	—
Malaysia	—	78,813,201	—
Mexico	45,900,742	101,811,654	—
Peru	19,023,798	—	—
Philippines	1,765,025	35,168,469	—
Poland	—	58,112,401	—
Russia	—	1,602	—
South Africa	28,378,318	128,458,362	—
South Korea	70,289,700	617,854,928	—
Taiwan	268,905,367	693,551,127	—
Thailand	—	101,284,281	—
Turkey	2,750,943	52,843,752	—
United States	98,704	—	—
Rights	2,023	80,733	—
Warrants	—	9,909	—
Corporate Bonds	—	1,453	—
Short-Term Investments	28,711,505	—	—
	$1,065,532,086	$3,923,022,972	—

Avantis Emerging Markets Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$105,166	$556,275	—
Chile	—	65,878	—
China	345,448	1,386,816	—
Greece	—	95,972	—
Hong Kong	—	538	—
Hungary	—	20,908	—
India	—	298	—
Indonesia	—	265,951	—
Malaysia	—	335,686	—
Mexico	66,892	256,051	—
Philippines	—	118,936	—
Poland	—	138,013	—
South Africa	—	346,666	—
South Korea	—	1,085,491	—
Taiwan	—	1,998,927	—
Thailand	—	328,427	—
Turkey	—	308,620	—
Rights	—	564	—
Warrants	—	281	—
Short-Term Investments	3,315	—	—
	$520,821	$7,310,298	—

Avantis Emerging Markets Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$13,881,058	$9,612,016	—
Chile	52,560	2,210,126	—
China	17,771,310	70,581,221	—
Greece	—	2,417,998	—
Hong Kong	—	390,432	—
Hungary	—	1,261,114	—
India	712,134	78,429,579	—
Indonesia	1,567,440	6,076,565	—
Malaysia	—	6,622,745	—
Mexico	1,338,834	10,081,288	—
Philippines	922	2,810,574	—
Poland	—	4,729,336	—
Russia	—	168	—
South Africa	2,912,809	9,345,358	—
South Korea	9,920,996	44,074,725	—
Taiwan	1,635,463	70,796,210	—
Thailand	—	7,602,435	—
Turkey	163,074	3,822,628	—
Rights	313	—	—
Warrants	—	284	—
Short-Term Investments	729,691	—	—
	$50,686,604	$330,864,802	—

Avantis International Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$22,916,931	$242,890,651	—
Austria	—	10,038,355	—
Belgium	6,132,078	30,126,124	—
Canada	69	398,367,399	—
Denmark	68,611,925	53,913,366	—
Finland	2,756,383	34,533,852	—
France	67,093,961	323,688,291	—
Germany	20,222,258	262,319,177	—
Hong Kong	543,852	69,619,021	—
Ireland	687,089	19,440,784	—
Israel	9,101,494	29,630,231	—
Italy	6,800,576	96,131,108	—
Japan	101,375,642	789,628,374	—
Netherlands	71,741,664	88,501,156	—
New Zealand	—	9,104,711	—
Norway	4,440,084	26,653,513	—
Portugal	—	7,823,167	—
Singapore	1,407,399	48,217,834	—
Spain	26,314,774	63,118,464	—
Sweden	3,820,515	126,777,945	—
Switzerland	62,461,544	258,332,801	—
United Kingdom	216,538,561	289,310,160	—
United States	1,878,679	8,070,761	—
Rights	24,594	1,079	—
Warrants	—	7,907	—
Short-Term Investments	126,084,915	—	—
	$820,954,987	$3,286,246,231	—

Avantis International Large Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$5,779,704	$14,004,522	—
Austria	—	902,044	—
Belgium	—	2,466,251	—
Canada	—	36,490,863	—
Denmark	2,124,720	156,959	—
Finland	—	5,347,602	—
France	7,468,680	23,788,910	—
Germany	1,096,049	28,670,485	—
Hong Kong	—	5,675,976	—
Ireland	—	1,031,660	—
Israel	—	2,134,882	—
Italy	2,160,587	10,651,712	—
Japan	15,557,588	51,369,615	—
Netherlands	5,053,096	3,311,748	—
New Zealand	—	572,945	—
Norway	1,141,974	2,131,027	—
Portugal	—	849,266	—
Singapore	—	4,187,827	—
Spain	3,609,192	4,616,301	—
Sweden	684,673	8,459,157	—
Switzerland	7,010,145	19,352,924	—
United Kingdom	26,159,815	25,131,768	—
United States	—	156,924	—
Short-Term Investments	13,769,267	—	—
	$91,615,490	$251,461,368	—

Avantis International Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,446,092	—
Austria	—	143,368	—
Belgium	$22,506	181,035	—
Canada	5,124	1,508,498	—
Denmark	—	321,143	—
Finland	—	187,744	—
France	—	599,245	—
Germany	—	639,293	—
Hong Kong	—	201,512	—
Ireland	—	45,758	—
Israel	64,482	391,732	—
Italy	—	496,041	—
Japan	—	5,031,452	—
Netherlands	20,846	231,363	—
New Zealand	—	101,396	—
Norway	—	362,422	—
Portugal	—	47,380	—
Singapore	—	269,733	—
Spain	—	277,888	—
Sweden	—	878,693	—
Switzerland	—	665,559	—
United Kingdom	21,447	2,148,706	—
Rights	—	421	—
Warrants	—	185	—
	$134,405	$16,176,659	—

Avantis International Small Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$472,685,816	—
Austria	—	36,463,759	—
Belgium	—	70,813,533	—
Canada	—	456,242,655	—
China	—	46,438	—
Denmark	—	106,659,913	—
Finland	—	52,359,817	—
France	—	178,715,361	—
Germany	—	213,589,826	—
Hong Kong	$44,909	73,054,037	—
Ireland	—	13,256,677	—
Israel	13,988,912	141,197,126	—
Italy	—	212,242,494	—
Japan	—	1,620,038,623	—
Netherlands	930,791	78,332,712	—
New Zealand	—	18,524,981	—
Norway	—	119,292,669	—
Portugal	—	24,202,570	—
Singapore	—	55,681,105	—
Spain	—	93,779,861	—
Sweden	—	261,969,444	—
Switzerland	—	219,323,976	—
United Kingdom	20,102,996	693,086,465	—
United States	—	9,518	—
Rights	251,760	21,385	—
Warrants	—	74,930	—
Short-Term Investments	146,957,305	—	—
	$182,276,673	$5,211,665,691	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis Emerging Markets Small Cap Equity ETF, Avantis International Small Cap Equity ETF and Avantis International Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Federal tax cost of investments	$4,606,540,446	$7,712,280	$347,831,228	$3,667,324,509
Gross tax appreciation of investments	$885,582,047	$584,850	$67,353,006	$652,024,326
Gross tax depreciation of investments	(503,567,435)	(466,011)	(33,632,828)	(212,147,617)
Net tax appreciation (depreciation) of investments	$382,014,612	$118,839	$33,720,178	$439,876,709

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Federal tax cost of investments	$312,146,129	$16,065,727	$5,029,458,608
Gross tax appreciation of investments	$40,023,951	$941,822	$672,105,183
Gross tax depreciation of investments	(9,093,222)	(696,485)	(307,621,427)
Net tax appreciation (depreciation) of investments	$30,930,729	$245,337	$364,483,756

For Avantis Emerging Markets Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Equity ETF, Avantis International Large Cap Value ETF and Avantis International Small Cap Value ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Emerging Markets Small Cap Equity ETF and Avantis International Small Cap Equity ETF.

As of August 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity ETF	$(17,220,343)	$(18,523,915)
Avantis Emerging Markets Value ETF	$(10,173,318)	$(4,066,345)
Avantis International Equity ETF	$(22,364,949)	$(17,533,365)
Avantis International Large Cap Value ETF	$(5,479,348)	$(1,058,190)
Avantis International Small Cap Value ETF	$(109,909,358)	$(93,138,198)

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2024(4)	$53.98	0.41	3.60	4.01	(1.14)	0.00(5)	$56.85	7.52%	0.33%	1.53%	0%	$4,934,844
2023	$51.66	1.90	1.88	3.78	(1.46)	0.00(5)	$53.98	7.45%	0.33%	3.62%	1%	$3,810,805
2022	$66.78	2.21	(15.63)	(13.42)	(1.73)	0.03	$51.66	(20.36)%	0.33%	3.80%	3%	$1,322,396
2021	$52.22	1.51	14.10	15.61	(1.09)	0.04	$66.78	30.08%	0.33%	2.34%	5%	$864,827
2020(6)	$50.00	1.35	1.40	2.75	(0.54)	0.01	$52.22	5.57%	0.33%	2.95%	8%	$245,446

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 17, 2019 (fund inception) through August 31, 2020.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Small Cap Equity ETF
2024(4)	$50.52	0.21	1.80	2.01	(0.21)	$52.32	3.98%	0.42%	1.31%	1%	$7,848

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through February 29, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Value ETF
2024(4)	$43.83	0.41	3.77	4.18	(1.33)	0.01	$46.69	9.70%	0.36%	1.85%	9%	$379,140
2023	$42.06	1.79	1.47	3.26	(1.52)	0.03	$43.83	8.03%	0.36%	4.22%	23%	$289,260
2022(5)	$50.00	2.23	(9.45)	(7.22)	(0.80)	0.08	$42.06	(14.38)%	0.36%	5.26%	8%	$129,556

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2024(4)	$57.40	0.50	4.03	4.53	(0.77)	0.00(5)	$61.16	7.96%	0.23%	1.75%	2%	$3,994,046
2023	$50.57	1.89	6.52	8.41	(1.58)	0.00(5)	$57.40	16.73%	0.23%	3.41%	3%	$3,205,671
2022	$64.36	1.92	(13.92)	(12.00)	(1.81)	0.02	$50.57	(18.85)%	0.23%	3.30%	7%	$1,504,601
2021	$50.20	1.50	13.86	15.36	(1.24)	0.04	$64.36	30.86%	0.23%	2.51%	7%	$997,544
2020(6)	$50.00	1.12	(0.38)	0.74	(0.55)	0.01	$50.20	1.52%	0.23%	2.57%	8%	$341,344

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Large Cap Value ETF
2024(4)	$48.81	0.50	3.21	3.71	(0.80)	0.00(5)	$51.72	7.65%	0.25%	2.06%	8%	$330,483
2023	$41.94	1.96	6.36	8.32	(1.47)	0.02	$48.81	20.03%	0.25%	4.15%	21%	$251,856
2022(6)	$50.00	1.98	(8.93)	(6.95)	(1.17)	0.06	$41.94	(13.93)%	0.25%	4.61%	47%	$60,392

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Equity ETF
2024(4)	$48.71	0.41	2.34	2.75	(0.38)	0.03	$51.11	5.73%	0.30%	1.66%	1%	$16,356
2023(5)	$50.27	0.10	(1.72)	(1.62)	—	0.06	$48.71	(3.11)%	0.30%	1.65%	0%	$3,896

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)July 18, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2024(4)	$59.04	0.60	3.50	4.10	(0.89)	0.00	$62.25	6.98%	0.36%	2.03%	6%	$5,262,515
2023	$53.12	2.22	5.62	7.84	(1.92)	0.00(5)	$59.04	14.97%	0.36%	3.90%	14%	$3,452,077
2022	$66.09	2.12	(13.19)	(11.07)	(1.92)	0.02	$53.12	(16.92)%	0.36%	3.52%	21%	$1,668,508
2021	$48.21	1.45	17.69	19.14	(1.28)	0.02	$66.09	39.98%	0.36%	2.37%	21%	$1,056,703
2020(6)	$50.00	0.93	(2.25)	(1.32)	(0.50)	0.03	$48.21	(2.58)%	0.36%	2.20%	32%	$274,825

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

Avantis Emerging Markets Small Cap Equity ETF
At a meeting held on June 21, 2023, the Fund's Board of Trustees (the "Board") unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Emerging Markets Small Cap Equity ETF (the "New Fund"). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund's characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of it's respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97507 2404

Semiannual Report

February 29, 2024

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Short-Term Fixed Income ETF (AVSF)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 29, 2024

Avantis Core Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	62.8%
U.S. Treasury Securities	24.6%
U.S. Government Agency Mortgage-Backed Securities	19.4%
U.S. Government Agency Securities	1.3%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	11.2%
Other Assets and Liabilities	(19.6)%
3

Fund Characteristics

FEBRUARY 29, 2024

Avantis Core Municipal Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Municipal Securities	98.9%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.8%

Top Five States and Territories	% of net assets
New York	13.9%
California	10.7%
Texas	10.6%
Florida	8.4%
Illinois	8.0%

Top Five Sectors	% of fund investments
Special Tax	27%
General Obligation (GO) - Local	12%
General Obligation (GO) - State	10%
Public Power	10%
Toll Facilities	9%
4

Fund Characteristics

FEBRUARY 29, 2024

Avantis Short-Term Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	76.8%
U.S. Treasury Securities	19.8%
U.S. Government Agency Securities	2.1%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.8%
5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis Core Fixed Income ETF
Actual	$1,000	$1,026.80	$0.76	0.15%
Hypothetical	$1,000	$1,024.12	$0.75	0.15%
Avantis Core Municipal Fixed Income ETF
Actual	$1,000	$1,036.00	$0.76	0.15%
Hypothetical	$1,000	$1,024.12	$0.75	0.15%
Avantis Short-Term Fixed Income ETF
Actual	$1,000	$1,028.50	$0.76	0.15%
Hypothetical	$1,000	$1,024.12	$0.75	0.15%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 62.8%
Aerospace and Defense — 1.9%
Boeing Co., 2.20%, 2/4/26	$725,000	$680,511
Boeing Co., 5.04%, 5/1/27	645,000	639,157
Boeing Co., 5.15%, 5/1/30	1,610,000	1,584,406
Boeing Co., 3.60%, 5/1/34	200,000	168,226
General Dynamics Corp., 3.625%, 4/1/30	155,000	144,868
General Dynamics Corp., 4.25%, 4/1/40	1,373,000	1,221,809
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	1,135,000	1,064,186
Lockheed Martin Corp., 3.55%, 1/15/26	338,000	329,500
Lockheed Martin Corp., 5.10%, 11/15/27	200,000	202,285
Lockheed Martin Corp., 3.90%, 6/15/32	488,000	453,231
Lockheed Martin Corp., 5.25%, 1/15/33	2,473,000	2,525,636
Lockheed Martin Corp., 4.75%, 2/15/34	400,000	391,061
Lockheed Martin Corp., 4.50%, 5/15/36	1,443,000	1,365,129
Northrop Grumman Corp., 2.93%, 1/15/25(1)	170,000	166,326
Precision Castparts Corp., 3.25%, 6/15/25	451,000	440,661
RTX Corp., 3.50%, 3/15/27	215,000	205,571
RTX Corp., 6.05%, 6/1/36	175,000	182,353
Textron, Inc., 3.65%, 3/15/27	61,000	58,378
Textron, Inc., 3.90%, 9/17/29	150,000	140,577
Textron, Inc., 2.45%, 3/15/31	489,000	408,622
		12,372,493
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 3.40%, 3/15/29	1,805,000	1,706,899
United Parcel Service, Inc., 6.20%, 1/15/38	410,000	448,964
United Parcel Service, Inc., 4.875%, 11/15/40	685,000	657,910
		2,813,773
Automobiles — 0.9%
American Honda Finance Corp., 1.00%, 9/10/25	200,000	188,030
American Honda Finance Corp., 1.30%, 9/9/26	300,000	273,813
American Honda Finance Corp., 2.35%, 1/8/27	777,000	725,225
American Honda Finance Corp., 2.00%, 3/24/28	250,000	224,229
American Honda Finance Corp., 5.125%, 7/7/28	180,000	181,578
General Motors Co., 4.20%, 10/1/27	322,000	310,807
General Motors Financial Co., Inc., 3.95%, 4/13/24	150,000	149,625
General Motors Financial Co., Inc., 6.05%, 10/10/25	350,000	352,733
General Motors Financial Co., Inc., 4.00%, 10/6/26	200,000	193,430
General Motors Financial Co., Inc., 5.65%, 1/17/29	300,000	302,854
General Motors Financial Co., Inc., 2.35%, 1/8/31	90,000	73,441
General Motors Financial Co., Inc., 6.40%, 1/9/33	200,000	208,039
Toyota Motor Corp., 2.36%, 3/25/31	221,000	190,828
Toyota Motor Credit Corp., 3.95%, 6/30/25	500,000	492,442
Toyota Motor Credit Corp., 3.05%, 3/22/27	465,000	441,300
Toyota Motor Credit Corp., 1.90%, 4/6/28	200,000	178,771
Toyota Motor Credit Corp., 2.15%, 2/13/30	150,000	128,907
7

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Toyota Motor Credit Corp., 3.375%, 4/1/30	$630,000	$579,840
Toyota Motor Credit Corp., 1.65%, 1/10/31	972,000	789,100
		5,984,992
Banks — 8.1%
African Development Bank, 4.375%, 11/3/27	400,000	398,691
Asian Development Bank, 4.125%, 9/27/24	904,000	897,728
Asian Development Bank, 0.625%, 10/8/24	448,000	435,677
Asian Development Bank, 1.00%, 4/14/26	381,000	353,168
Asian Development Bank, 3.125%, 4/27/32	170,000	155,173
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	1,403,000	1,393,890
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	1,577,000	1,491,443
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	185,000	170,795
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	854,000	832,167
Asian Infrastructure Investment Bank, 4.00%, 1/18/28(1)	879,000	862,870
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,750,000	1,751,932
Bank of America Corp., 5.875%, 2/7/42	1,770,000	1,866,267
Bank of Montreal, 5.20%, 12/12/24	600,000	598,230
Bank of Montreal, 5.20%, 2/1/28	70,000	70,297
Bank of Montreal, Series H, 4.25%, 9/14/24	140,000	138,953
Bank of Nova Scotia, 5.25%, 12/6/24	255,000	254,445
Bank of Nova Scotia, 2.20%, 2/3/25	200,000	194,168
Bank of Nova Scotia, 2.70%, 8/3/26	450,000	425,588
Bank of Nova Scotia, 2.15%, 8/1/31	600,000	490,522
Canadian Imperial Bank of Commerce, 3.10%, 4/2/24	465,000	464,013
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	300,000	268,280
Citigroup, Inc., 3.20%, 10/21/26	2,373,000	2,254,121
Commonwealth Bank of Australia, 5.08%, 1/10/25	1,400,000	1,397,140
Cooperatieve Rabobank UA, 5.25%, 5/24/41	275,000	278,182
Council of Europe Development Bank, 0.875%, 9/22/26	313,000	285,137
Council of Europe Development Bank, 4.125%, 1/24/29	400,000	395,504
Discover Bank, 4.65%, 9/13/28	600,000	573,241
European Bank for Reconstruction & Development, 1.50%, 2/13/25	386,000	373,029
European Bank for Reconstruction & Development, 0.50%, 5/19/25	401,000	379,758
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	92,359
European Bank for Reconstruction & Development, 4.125%, 1/25/29	400,000	395,599
European Investment Bank, 2.625%, 3/15/24	130,000	129,885
European Investment Bank, 2.25%, 6/24/24	392,000	388,170
European Investment Bank, 0.75%, 9/23/30	336,000	268,143
European Investment Bank, 4.875%, 2/15/36	397,000	411,884
Export Development Canada, 3.875%, 2/14/28	985,000	964,224
Inter-American Development Bank, 3.25%, 7/1/24	220,000	218,407
Inter-American Development Bank, 0.625%, 7/15/25	1,381,000	1,302,767
Inter-American Development Bank, 3.125%, 9/18/28	504,000	477,590
International Bank for Reconstruction & Development, 2.50%, 3/19/24	869,000	867,931
International Bank for Reconstruction & Development, 2.50%, 7/29/25	365,000	353,119
International Bank for Reconstruction & Development, 0.50%, 10/28/25	319,000	297,317
8

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
International Bank for Reconstruction & Development, 0.75%, 11/24/27	$1,151,000	$1,006,237
International Bank for Reconstruction & Development, 0.875%, 5/14/30	1,185,000	959,178
International Finance Corp., 0.75%, 10/8/26	245,000	222,485
JPMorgan Chase & Co., 3.125%, 1/23/25	100,000	98,076
JPMorgan Chase & Co., 5.50%, 10/15/40	2,492,000	2,549,766
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	300,000	299,825
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	250,000	241,396
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	1,136,000	1,097,815
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	436,000	424,255
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	1,127,000	1,066,415
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	361,000	334,065
Lloyds Banking Group PLC, 4.55%, 8/16/28	60,000	58,297
Mitsubishi UFJ Financial Group, Inc., 3.74%, 3/7/29	85,000	80,338
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	99,676
National Australia Bank Ltd., 5.13%, 11/22/24	1,100,000	1,099,085
Nordic Investment Bank, 2.625%, 4/4/25	1,015,000	988,669
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	924,000	892,858
PNC Financial Services Group, Inc., 3.15%, 5/19/27	1,303,000	1,227,804
Royal Bank of Canada, 5.66%, 10/25/24	819,000	819,381
Royal Bank of Canada, 5.20%, 7/20/26	330,000	331,254
Royal Bank of Canada, 4.90%, 1/12/28	325,000	324,380
Royal Bank of Canada, 3.875%, 5/4/32	925,000	844,935
Royal Bank of Canada, 5.00%, 2/1/33	80,000	78,704
Royal Bank of Canada, 5.00%, 5/2/33(1)	631,000	621,332
Santander Holdings USA, Inc., 4.50%, 7/17/25	200,000	196,161
Sumitomo Mitsui Financial Group, Inc., 1.40%, 9/17/26	150,000	136,735
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	175,000	167,677
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	260,000	246,986
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/8/30	50,000	41,654
Toronto-Dominion Bank, 0.75%, 1/6/26	797,000	737,333
Toronto-Dominion Bank, 4.11%, 6/8/27	2,470,000	2,400,919
Toronto-Dominion Bank, 3.20%, 3/10/32	250,000	218,140
U.S. Bancorp, 3.90%, 4/26/28	700,000	670,729
U.S. Bancorp, 1.375%, 7/22/30	1,011,000	801,011
Wells Fargo & Co., 3.55%, 9/29/25	1,048,000	1,021,245
Wells Fargo & Co., 3.00%, 10/23/26	1,372,000	1,297,462
Wells Fargo & Co., 4.15%, 1/24/29	675,000	646,525
Westpac Banking Corp., 2.35%, 2/19/25	185,000	179,835
Westpac Banking Corp., 2.70%, 8/19/26	300,000	285,017
Westpac Banking Corp., 3.35%, 3/8/27	2,074,000	1,985,300
Westpac Banking Corp., 5.46%, 11/18/27	1,111,000	1,130,199
Westpac Banking Corp., 2.15%, 6/3/31	310,000	257,181
		53,804,139
Beverages — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	1,944,000	1,861,522
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	315,000	305,617
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	225,000	226,330
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	472,000	608,491
9

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	$461,000	$469,035
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	894,000	801,127
Brown-Forman Corp., 4.75%, 4/15/33	1,453,000	1,434,003
Coca-Cola Co., 3.45%, 3/25/30	898,000	838,175
Coca-Cola Co., 1.375%, 3/15/31	1,084,000	868,352
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	56,307
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	619,000	559,592
Molson Coors Beverage Co., 3.00%, 7/15/26	1,281,000	1,220,569
PepsiCo, Inc., 1.625%, 5/1/30	767,000	638,418
PepsiCo, Inc., 1.95%, 10/21/31	185,000	151,746
		10,039,284
Biotechnology — 0.6%
AbbVie, Inc., 2.60%, 11/21/24	200,000	195,896
AbbVie, Inc., 3.20%, 11/21/29	497,000	454,891
AbbVie, Inc., 4.50%, 5/14/35	3,014,000	2,872,537
Amgen, Inc., 5.25%, 3/2/25	130,000	129,705
Amgen, Inc., 2.80%, 8/15/41	55,000	39,254
Gilead Sciences, Inc., 5.65%, 12/1/41	175,000	178,476
		3,870,759
Broadline Retail — 0.4%
Amazon.com, Inc., 5.20%, 12/3/25	725,000	728,407
Amazon.com, Inc., 1.20%, 6/3/27	600,000	537,052
Amazon.com, Inc., 4.70%, 12/1/32	520,000	517,510
eBay, Inc., 6.30%, 11/22/32	565,000	599,809
		2,382,778
Capital Markets — 2.5%
Ameriprise Financial, Inc., 3.70%, 10/15/24	475,000	469,606
Ameriprise Financial, Inc., 5.70%, 12/15/28	250,000	257,262
Ameriprise Financial, Inc., 5.15%, 5/15/33	844,000	844,469
Bank of New York Mellon Corp., 1.05%, 10/15/26	305,000	275,876
Bank of New York Mellon Corp., 3.85%, 4/28/28	2,154,000	2,080,790
Bank of New York Mellon Corp., 3.85%, 4/26/29	611,000	586,459
BlackRock, Inc., 3.25%, 4/30/29	1,061,000	994,674
BlackRock, Inc., 1.90%, 1/28/31	250,000	206,882
Brookfield Finance, Inc., 3.90%, 1/25/28	1,111,000	1,066,254
Cboe Global Markets, Inc., 3.00%, 3/16/32	450,000	388,837
Charles Schwab Corp., 3.20%, 3/2/27	775,000	735,867
Charles Schwab Corp., 4.00%, 2/1/29	550,000	528,556
Franklin Resources, Inc., 1.60%, 10/30/30	818,000	660,928
Goldman Sachs Group, Inc., 5.70%, 11/1/24	140,000	140,095
Goldman Sachs Group, Inc., 3.50%, 1/23/25	50,000	49,145
Goldman Sachs Group, Inc., 3.50%, 4/1/25	725,000	710,175
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,895,000	1,830,558
Goldman Sachs Group, Inc., 3.80%, 3/15/30	365,000	339,534
Intercontinental Exchange, Inc., 4.00%, 9/15/27	212,000	204,629
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	131,201
Intercontinental Exchange, Inc., 4.60%, 3/15/33	200,000	191,430
Morgan Stanley, 3.70%, 10/23/24	386,000	381,302
Morgan Stanley, 3.625%, 1/20/27	125,000	120,557
Morgan Stanley, 7.25%, 4/1/32	2,662,000	3,036,539
10

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Nasdaq, Inc., 5.55%, 2/15/34	$250,000	$251,868
State Street Corp., 3.30%, 12/16/24	200,000	196,906
		16,680,399
Chemicals — 2.3%
CF Industries, Inc., 5.15%, 3/15/34	2,358,000	2,282,963
Dow Chemical Co., 4.80%, 11/30/28	1,391,000	1,381,772
DuPont de Nemours, Inc., 5.32%, 11/15/38	2,586,000	2,558,435
Eastman Chemical Co., 3.80%, 3/15/25	1,941,000	1,909,802
Eastman Chemical Co., 5.75%, 3/8/33	200,000	201,451
LYB International Finance III LLC, 5.625%, 5/15/33	819,000	832,143
Mosaic Co., 5.375%, 11/15/28	250,000	252,046
Mosaic Co., 5.45%, 11/15/33	1,969,000	1,948,189
Nutrien Ltd., 2.95%, 5/13/30	642,000	568,892
RPM International, Inc., 4.55%, 3/1/29	1,069,000	1,029,114
Westlake Corp., 3.60%, 8/15/26	570,000	548,631
Westlake Corp., 3.375%, 6/15/30	1,955,000	1,747,542
		15,260,980
Commercial Services and Supplies — 0.2%
Cintas Corp. No. 2, 3.45%, 5/1/25	1,061,000	1,039,046
Waste Management, Inc., 1.15%, 3/15/28	50,000	43,390
Waste Management, Inc., 4.625%, 2/15/30	65,000	63,975
		1,146,411
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	1,021,000	885,493
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 3.50%, 12/15/27	270,000	256,169
Consumer Finance — 0.4%
American Express Co., 3.00%, 10/30/24	495,000	486,963
American Express Co., 3.95%, 8/1/25	874,000	858,911
American Express Co., 1.65%, 11/4/26	125,000	114,381
American Express Co., 4.05%, 5/3/29	320,000	309,807
Capital One Financial Corp., 3.80%, 1/31/28	961,000	909,215
Discover Financial Services, 6.70%, 11/29/32	30,000	31,414
		2,710,691
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp., 4.125%, 5/1/28	600,000	579,414
Dollar General Corp., 5.00%, 11/1/32	200,000	194,516
Dollar Tree, Inc., 4.20%, 5/15/28	2,534,000	2,445,316
Target Corp., 3.375%, 4/15/29	50,000	46,994
Target Corp., 2.65%, 9/15/30	961,000	844,515
Target Corp., 4.50%, 9/15/32(1)	500,000	484,264
Target Corp., 6.50%, 10/15/37	2,810,000	3,140,818
Walmart, Inc., 2.85%, 7/8/24	500,000	495,591
Walmart, Inc., 3.55%, 6/26/25	672,000	660,447
Walmart, Inc., 4.15%, 9/9/32(1)	160,000	154,418
Walmart, Inc., 4.10%, 4/15/33	345,000	328,898
		9,375,191
Containers and Packaging — 0.3%
Sonoco Products Co., 2.85%, 2/1/32	494,000	417,300
WRKCo, Inc., 3.375%, 9/15/27	68,000	64,044
11

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
WRKCo, Inc., 4.90%, 3/15/29	$1,361,000	$1,349,528
		1,830,872
Diversified Consumer Services — 0.1%
Novant Health, Inc., 2.64%, 11/1/36	536,000	405,769
Diversified REITs — 0.9%
American Homes 4 Rent LP, 4.25%, 2/15/28	1,132,000	1,088,146
Boston Properties LP, 3.65%, 2/1/26	250,000	240,507
Essex Portfolio LP, 3.875%, 5/1/24	85,000	84,661
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	205,000	159,747
Prologis LP, 2.25%, 4/15/30	1,605,000	1,377,402
Prologis LP, 1.625%, 3/15/31	275,000	218,556
Simon Property Group LP, 5.50%, 3/8/33	641,000	646,763
Simon Property Group LP, 4.75%, 3/15/42	1,675,000	1,497,395
Ventas Realty LP, 3.50%, 2/1/25	401,000	393,013
		5,706,190
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.25%, 2/1/32	200,000	160,466
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,223,000	2,624,168
Sprint Capital Corp., 6.875%, 11/15/28	431,000	458,729
Sprint Capital Corp., 8.75%, 3/15/32	55,000	66,469
Verizon Communications, Inc., 3.15%, 3/22/30	65,000	58,156
Verizon Communications, Inc., 2.55%, 3/21/31	647,000	545,515
Verizon Communications, Inc., 5.05%, 5/9/33(1)	100,000	99,064
Verizon Communications, Inc., 4.50%, 8/10/33	242,000	228,463
Verizon Communications, Inc., 4.40%, 11/1/34	1,323,000	1,231,069
		5,472,099
Electric Utilities — 3.9%
American Electric Power Co., Inc., 5.95%, 11/1/32	1,061,000	1,098,573
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	93,721
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	140,000	145,457
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	1,676,000	1,900,229
Commonwealth Edison Co., 5.90%, 3/15/36	2,662,000	2,786,552
Constellation Energy Generation LLC, 6.25%, 10/1/39	250,000	258,054
DTE Electric Co., 2.25%, 3/1/30	1,185,000	1,018,037
DTE Electric Co., Series C, 2.625%, 3/1/31	636,000	546,775
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	1,484,000	1,550,873
Duke Energy Florida LLC, 3.80%, 7/15/28	290,000	278,560
Duke Energy Ohio, Inc., 2.125%, 6/1/30	210,000	176,660
Duke Energy Ohio, Inc., 5.25%, 4/1/33	250,000	250,566
Enel Americas SA, 4.00%, 10/25/26	85,000	81,786
Entergy Arkansas LLC, 4.00%, 6/1/28	609,000	586,227
Entergy Louisiana LLC, 2.40%, 10/1/26	661,000	617,754
Entergy Louisiana LLC, 3.05%, 6/1/31	302,000	261,932
Exelon Corp., 4.95%, 6/15/35	125,000	117,386
MidAmerican Energy Co., 6.75%, 12/30/31	1,111,000	1,249,237
National Grid USA, 5.80%, 4/1/35	100,000	99,137
Nevada Power Co., series N, 6.65%, 4/1/36	475,000	510,137
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	951,000	954,603
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	2,034,000	1,711,528
Northern States Power Co., 6.25%, 6/1/36	2,154,000	2,336,159
12

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
PacifiCorp, 2.70%, 9/15/30	$340,000	$292,158
PPL Electric Utilities Corp., 5.00%, 5/15/33	513,000	510,148
PPL Electric Utilities Corp., 6.25%, 5/15/39	1,648,000	1,787,817
Public Service Electric & Gas Co., 4.90%, 12/15/32	100,000	98,973
Puget Energy, Inc., 4.10%, 6/15/30	307,000	278,509
Southern California Edison Co., 6.65%, 4/1/29	200,000	210,188
Southern California Edison Co., 6.05%, 3/15/39	366,000	377,785
Southern California Edison Co., Series 2004-B, 6.00%, 1/15/34	200,000	208,961
Southern Co., 5.70%, 3/15/34	100,000	101,938
Union Electric Co., 2.95%, 3/15/30	2,106,000	1,868,521
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	466,000	487,976
Wisconsin Power & Light Co., 3.00%, 7/1/29(1)	422,000	385,772
Xcel Energy, Inc., 3.30%, 6/1/25	160,000	155,746
Xcel Energy, Inc., 5.45%, 8/15/33	650,000	643,969
		26,038,404
Electronic Equipment, Instruments and Components — 0.3%
Flex Ltd., 3.75%, 2/1/26	100,000	96,710
Jabil, Inc., 3.00%, 1/15/31	400,000	341,853
Trimble, Inc., 4.90%, 6/15/28	500,000	496,347
Tyco Electronics Group SA, 3.125%, 8/15/27	1,376,000	1,300,478
		2,235,388
Energy Equipment and Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27(1)	317,000	299,041
Halliburton Co., 7.45%, 9/15/39	510,000	612,962
Schlumberger Investment SA, 2.65%, 6/26/30	477,000	419,467
		1,331,470
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	520,000	519,148
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	300,000	339,165
		858,313
Financial Services — 1.1%
Apollo Global Management, Inc., 6.375%, 11/15/33	2,423,000	2,603,797
Corebridge Financial, Inc., 3.90%, 4/5/32	100,000	88,092
Equitable Holdings, Inc., 4.35%, 4/20/28	550,000	529,988
Equitable Holdings, Inc., 5.59%, 1/11/33	375,000	378,240
Fidelity National Information Services, Inc., 1.15%, 3/1/26	250,000	231,268
Fidelity National Information Services, Inc., 2.25%, 3/1/31	588,000	492,710
Fidelity National Information Services, Inc., 5.10%, 7/15/32(1)	235,000	235,103
Fiserv, Inc., 4.20%, 10/1/28	50,000	48,007
Global Payments, Inc., 2.90%, 5/15/30	60,000	51,743
Mastercard, Inc., 3.35%, 3/26/30	200,000	184,864
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	255,792
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	2,223,000	2,300,652
		7,400,256
Food Products — 1.7%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,306,000	2,086,403
Archer-Daniels-Midland Co., 4.50%, 8/15/33	1,011,000	967,910
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	220,000	209,961
13

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Campbell Soup Co., 4.15%, 3/15/28	$634,000	$612,061
Conagra Brands, Inc., 5.30%, 11/1/38	2,532,000	2,398,945
General Mills, Inc., 4.20%, 4/17/28	694,000	674,270
General Mills, Inc., 4.95%, 3/29/33(1)	100,000	98,216
Hershey Co., 0.90%, 6/1/25	250,000	237,651
Ingredion, Inc., 2.90%, 6/1/30	1,070,000	939,413
J M Smucker Co., 4.25%, 3/15/35	625,000	561,057
Kellanova, 5.25%, 3/1/33	190,000	188,882
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,264,000	1,169,235
Mondelez International, Inc., 1.50%, 2/4/31	1,274,000	1,014,367
Tyson Foods, Inc., 3.55%, 6/2/27	250,000	237,049
Tyson Foods, Inc., 4.35%, 3/1/29	240,000	231,074
		11,626,494
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	504,000	437,991
Ground Transportation — 1.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	820,000	858,884
Canadian National Railway Co., 3.85%, 8/5/32	860,000	791,451
Canadian National Railway Co., 6.25%, 8/1/34	1,551,000	1,692,789
CSX Corp., 4.10%, 11/15/32	775,000	724,489
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	118,496
Norfolk Southern Corp., 3.80%, 8/1/28	253,000	242,389
Ryder System, Inc., 5.65%, 3/1/28	610,000	620,428
Ryder System, Inc., 5.25%, 6/1/28	950,000	952,395
Union Pacific Corp., 3.25%, 1/15/25	725,000	712,863
Union Pacific Corp., 3.70%, 3/1/29	1,071,000	1,022,117
Union Pacific Corp., 4.50%, 1/20/33	451,000	437,629
		8,173,930
Health Care Equipment and Supplies — 0.9%
Baxter International, Inc., 3.95%, 4/1/30	450,000	416,976
Becton Dickinson & Co., 3.70%, 6/6/27	363,000	348,118
DH Europe Finance II SARL, 2.20%, 11/15/24	1,695,000	1,657,077
DH Europe Finance II SARL, 3.25%, 11/15/39	90,000	71,682
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,828,000	1,776,144
GE HealthCare Technologies, Inc., 5.55%, 11/15/24(1)	157,000	156,799
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	535,000	553,351
Medtronic Global Holdings SCA, 4.25%, 3/30/28	275,000	269,073
Medtronic, Inc., 4.375%, 3/15/35	580,000	547,067
Smith & Nephew PLC, 2.03%, 10/14/30	448,000	367,048
		6,163,335
Health Care Providers and Services — 2.5%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 6/15/30	240,000	199,839
Aetna, Inc., 6.75%, 12/15/37	1,635,000	1,785,181
Cencora, Inc., 2.70%, 3/15/31	100,000	85,477
Cigna Group, 3.40%, 3/1/27	350,000	333,329
Cigna Group, 5.40%, 3/15/33(1)	400,000	403,200
Cigna Group, 4.80%, 8/15/38	1,478,000	1,371,581
CommonSpirit Health, 2.78%, 10/1/30	400,000	342,694
CVS Health Corp., 5.125%, 2/21/30	135,000	134,237
CVS Health Corp., 5.25%, 2/21/33(1)	1,061,000	1,050,578
14

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
CVS Health Corp., 5.30%, 6/1/33(1)	$200,000	$198,642
Elevance Health, Inc., 3.35%, 12/1/24	406,000	399,175
Elevance Health, Inc., 5.35%, 10/15/25	250,000	249,812
Elevance Health, Inc., 6.375%, 6/15/37	150,000	162,488
HCA, Inc., 5.375%, 2/1/25	270,000	269,097
HCA, Inc., 5.25%, 6/15/26	869,000	863,874
HCA, Inc., 4.50%, 2/15/27	730,000	714,645
HCA, Inc., 5.625%, 9/1/28	251,000	253,022
HCA, Inc., 4.125%, 6/15/29	1,369,000	1,289,667
Humana, Inc., 3.95%, 3/15/27	300,000	289,860
Humana, Inc., 4.875%, 4/1/30	663,000	652,766
Humana, Inc., 2.15%, 2/3/32	585,000	464,018
Humana, Inc., 5.875%, 3/1/33	540,000	555,256
UnitedHealth Group, Inc., 5.25%, 2/15/28(1)	1,036,000	1,053,683
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,243,000	2,503,562
UnitedHealth Group, Inc., 6.875%, 2/15/38	1,076,000	1,250,762
		16,876,445
Health Care REITs — 0.3%
Healthpeak OP LLC, 4.00%, 6/1/25	286,000	280,490
Healthpeak OP LLC, 5.25%, 12/15/32	250,000	244,660
Welltower OP LLC, 4.00%, 6/1/25	650,000	638,401
Welltower OP LLC, 4.25%, 4/1/26	910,000	892,158
Welltower OP LLC, 2.70%, 2/15/27	110,000	102,865
		2,158,574
Hotels, Restaurants and Leisure — 1.0%
Expedia Group, Inc., 4.625%, 8/1/27	991,000	970,322
Expedia Group, Inc., 3.25%, 2/15/30	1,515,000	1,350,638
Hyatt Hotels Corp., 4.85%, 3/15/26	710,000	701,973
Marriott International, Inc., 3.60%, 4/15/24	195,000	194,456
Marriott International, Inc., 5.55%, 10/15/28	961,000	978,460
McDonald's Corp., 4.70%, 12/9/35	866,000	832,555
McDonald's Corp., 3.70%, 2/15/42	250,000	201,567
Starbucks Corp., 4.00%, 11/15/28	1,464,000	1,416,457
		6,646,428
Household Durables — 0.3%
Lennar Corp., 5.25%, 6/1/26	200,000	199,773
Lennar Corp., 5.00%, 6/15/27	721,000	715,460
Whirlpool Corp., 5.50%, 3/1/33(1)	1,386,000	1,375,098
		2,290,331
Household Products — 0.0%
Procter & Gamble Co., 2.80%, 3/25/27	200,000	189,438
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., 1.375%, 1/15/26	365,000	337,365
Industrial Conglomerates — 1.0%
3M Co., 5.70%, 3/15/37(1)	961,000	1,002,073
Eaton Corp., 4.15%, 3/15/33	750,000	706,223
Honeywell International, Inc., 5.00%, 2/15/33(1)	1,236,000	1,238,648
Honeywell International, Inc., 5.70%, 3/15/37	3,405,000	3,563,134
		6,510,078
Insurance — 2.6%
Allstate Corp., 5.25%, 3/30/33	2,184,000	2,177,206
15

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
American International Group, Inc., 5.125%, 3/27/33	$170,000	$167,793
American International Group, Inc., 6.25%, 5/1/36	750,000	782,703
Aon Corp., 2.80%, 5/15/30	140,000	121,802
Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	385,000	358,916
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	490,000	488,989
Athene Holding Ltd., 4.125%, 1/12/28	444,000	425,743
Chubb INA Holdings, Inc., 3.15%, 3/15/25	2,746,000	2,686,584
Chubb INA Holdings, Inc., 1.375%, 9/15/30	340,000	275,423
Cincinnati Financial Corp., 6.125%, 11/1/34	1,755,000	1,833,738
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	405,000	362,308
Hartford Financial Services Group, Inc., 6.10%, 10/1/41	371,000	386,541
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	345,000	338,775
MetLife, Inc., 3.60%, 11/13/25	881,000	860,224
MetLife, Inc., 4.125%, 8/13/42	475,000	403,076
Principal Financial Group, Inc., 6.05%, 10/15/36	2,959,000	3,120,098
Progressive Corp., 2.45%, 1/15/27	451,000	420,807
Prudential Financial, Inc., 6.625%, 6/21/40	25,000	27,583
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	411,000	424,190
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,322,000	1,179,254
Willis North America, Inc., 4.50%, 9/15/28	819,000	791,332
		17,633,085
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.85%, 8/15/32	919,000	851,556
IT Services — 0.6%
International Business Machines Corp., 3.50%, 5/15/29	350,000	327,247
International Business Machines Corp., 1.95%, 5/15/30	1,809,000	1,515,051
International Business Machines Corp., 4.40%, 7/27/32	500,000	477,774
International Business Machines Corp., 5.60%, 11/30/39	350,000	361,174
Leidos, Inc., 4.375%, 5/15/30	1,075,000	1,012,315
Leidos, Inc., 5.75%, 3/15/33	145,000	147,467
		3,841,028
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	571,000	536,252
Life Sciences Tools and Services — 0.1%
Revvity, Inc., 3.30%, 9/15/29	125,000	112,601
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	350,000	352,223
Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	115,000	102,616
		567,440
Machinery — 1.2%
Caterpillar, Inc., 5.20%, 5/27/41(1)	989,000	997,489
IDEX Corp., 3.00%, 5/1/30	277,000	241,898
John Deere Capital Corp., 4.75%, 1/20/28	230,000	229,829
John Deere Capital Corp., Series I, 5.15%, 9/8/33(1)	533,000	542,358
Oshkosh Corp., 4.60%, 5/15/28	1,753,000	1,708,423
Parker-Hannifin Corp., 3.25%, 6/14/29	120,000	110,416
Parker-Hannifin Corp., 4.20%, 11/21/34	668,000	615,916
Stanley Black & Decker, Inc., 6.00%, 3/6/28	2,373,000	2,452,133
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,111,000	1,077,818
		7,976,280
Media — 1.5%
Comcast Corp., 2.65%, 2/1/30	2,157,000	1,897,429
16

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Comcast Corp., 3.40%, 4/1/30	$200,000	$183,094
Comcast Corp., 4.25%, 10/15/30	415,000	397,147
Comcast Corp., 5.50%, 11/15/32	165,000	169,291
Comcast Corp., 7.05%, 3/15/33	80,000	89,910
Comcast Corp., 3.20%, 7/15/36	60,000	48,500
Comcast Corp., 3.90%, 3/1/38	520,000	446,223
Fox Corp., 4.71%, 1/25/29	135,000	131,805
Fox Corp., 5.48%, 1/25/39	2,074,000	1,939,067
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	372,000	362,109
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	200,000	197,931
Walt Disney Co., 3.35%, 3/24/25	175,000	171,517
Walt Disney Co., 6.55%, 3/15/33	350,000	389,566
Walt Disney Co., 6.40%, 12/15/35	2,189,000	2,415,961
Walt Disney Co., 6.65%, 11/15/37	1,001,000	1,134,544
		9,974,094
Metals and Mining — 0.8%
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	2,094,000	2,067,268
Kinross Gold Corp., 4.50%, 7/15/27	95,000	92,373
Newmont Corp., 2.60%, 7/15/32	60,000	49,409
Newmont Corp., 5.875%, 4/1/35	961,000	991,996
Steel Dynamics, Inc., 3.25%, 1/15/31	961,000	852,644
Vale Overseas Ltd., 6.125%, 6/12/33	961,000	973,277
		5,026,967
Multi-Utilities — 0.7%
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	200,000	199,167
Consumers Energy Co., 4.625%, 5/15/33	1,852,000	1,790,616
Dominion Energy, Inc., 4.25%, 6/1/28	250,000	241,398
Dominion Energy, Inc., 5.375%, 11/15/32	475,000	472,616
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	97,759
NiSource, Inc., 5.25%, 3/30/28	155,000	155,775
Public Service Enterprise Group, Inc., 5.875%, 10/15/28	350,000	359,522
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,578,000	1,285,788
		4,602,641
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	625,000	610,531
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	350,000	308,310
		918,841
Oil, Gas and Consumable Fuels — 6.3%
Boardwalk Pipelines LP, 4.95%, 12/15/24	100,000	99,273
Boardwalk Pipelines LP, 5.95%, 6/1/26	615,000	620,026
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,141,000	1,111,014
BP Capital Markets America, Inc., 3.94%, 9/21/28	200,000	192,291
BP Capital Markets America, Inc., 3.63%, 4/6/30	1,109,000	1,034,842
BP Capital Markets America, Inc., 4.81%, 2/13/33	825,000	805,147
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,011,000	991,900
BP Capital Markets PLC, 3.28%, 9/19/27	695,000	658,274
Burlington Resources LLC, 7.40%, 12/1/31	566,000	648,700
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,130,000	2,129,402
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,930,000	1,922,056
Chevron USA, Inc., 6.00%, 3/1/41	2,334,000	2,550,718
17

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
ConocoPhillips, 6.50%, 2/1/39	$1,124,000	$1,264,309
Continental Resources, Inc., 4.375%, 1/15/28	530,000	509,787
Devon Energy Corp., 5.25%, 9/15/24	750,000	747,846
Devon Energy Corp., 4.50%, 1/15/30	950,000	907,346
Devon Energy Corp., 5.60%, 7/15/41	250,000	235,501
Diamondback Energy, Inc., 3.125%, 3/24/31	210,000	184,216
Diamondback Energy, Inc., 6.25%, 3/15/33	465,000	489,034
Enbridge, Inc., 3.125%, 11/15/29	717,000	647,607
Energy Transfer LP, 2.90%, 5/15/25	50,000	48,431
Energy Transfer LP, 4.95%, 5/15/28	705,000	696,185
Energy Transfer LP, 6.10%, 12/1/28	100,000	103,438
Energy Transfer LP, 5.25%, 4/15/29	185,000	184,398
Energy Transfer LP, 5.75%, 2/15/33	200,000	201,504
EQT Corp., 6.125%, 2/1/25	500,000	501,164
Equinor ASA, 3.70%, 3/1/24	495,000	495,000
Equinor ASA, 7.25%, 9/23/27	873,000	940,405
Equinor ASA, 3.125%, 4/6/30	389,000	355,017
Exxon Mobil Corp., 3.48%, 3/19/30	100,000	93,423
Exxon Mobil Corp., 2.61%, 10/15/30	2,090,000	1,834,014
Hess Corp., 4.30%, 4/1/27	904,000	882,293
Hess Corp., 7.875%, 10/1/29	607,000	680,739
Hess Corp., 7.30%, 8/15/31	100,000	112,543
Hess Corp., 5.60%, 2/15/41	775,000	781,110
Kinder Morgan, Inc., 4.30%, 6/1/25	300,000	295,701
Kinder Morgan, Inc., 5.30%, 12/1/34	1,755,000	1,711,958
Marathon Petroleum Corp., 4.70%, 5/1/25	630,000	624,216
MPLX LP, 4.875%, 12/1/24	100,000	99,444
MPLX LP, 2.65%, 8/15/30	1,242,000	1,057,868
MPLX LP, 5.00%, 3/1/33	65,000	62,199
Phillips 66 Co., 5.30%, 6/30/33	400,000	396,845
Pioneer Natural Resources Co., 1.90%, 8/15/30	1,768,000	1,473,548
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	250,000	245,302
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	100,000	99,886
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	1,051,000	1,043,602
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	200,000	207,269
Shell International Finance BV, 3.25%, 5/11/25	277,000	270,961
Shell International Finance BV, 2.75%, 4/6/30	2,097,000	1,867,868
Shell International Finance BV, 6.375%, 12/15/38	500,000	558,067
Targa Resources Corp., 6.125%, 3/15/33	435,000	448,136
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	250,000	257,732
TotalEnergies Capital International SA, 2.43%, 1/10/25	219,000	214,019
TransCanada PipeLines Ltd., 6.20%, 3/9/26	186,000	186,004
TransCanada PipeLines Ltd., 4.25%, 5/15/28	216,000	208,189
TransCanada PipeLines Ltd., 7.625%, 1/15/39	586,000	684,715
Valero Energy Corp., 6.625%, 6/15/37	942,000	1,009,517
Valero Energy Partners LP, 4.50%, 3/15/28	893,000	869,045
Williams Cos., Inc., 4.00%, 9/15/25	2,141,000	2,100,084
Williams Cos., Inc., 3.75%, 6/15/27	100,000	95,742
Williams Cos., Inc., 2.60%, 3/15/31	60,000	50,611
18

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Williams Cos., Inc., 5.65%, 3/15/33	$350,000	$356,063
		42,153,544
Paper and Forest Products — 0.0%
Georgia-Pacific LLC, 8.875%, 5/15/31	100,000	122,791
Passenger Airlines — 0.3%
Southwest Airlines Co., 5.125%, 6/15/27	1,213,000	1,208,607
Southwest Airlines Co., 2.625%, 2/10/30	652,000	564,410
		1,773,017
Personal Care Products — 0.4%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	150,000	145,586
Kenvue, Inc., 4.90%, 3/22/33	839,000	829,897
Unilever Capital Corp., 3.25%, 3/7/24	245,000	244,951
Unilever Capital Corp., 5.90%, 11/15/32	1,352,000	1,441,830
		2,662,264
Pharmaceuticals — 2.2%
Astrazeneca Finance LLC, 2.25%, 5/28/31	841,000	705,829
AstraZeneca PLC, 4.00%, 1/17/29	1,060,000	1,024,508
AstraZeneca PLC, 1.375%, 8/6/30	245,000	198,601
Bristol-Myers Squibb Co., 1.45%, 11/13/30	759,000	609,174
Bristol-Myers Squibb Co., 2.95%, 3/15/32	500,000	432,246
Eli Lilly & Co., 3.375%, 3/15/29	420,000	395,981
Eli Lilly & Co., 4.70%, 2/27/33	65,000	64,487
Johnson & Johnson, 0.55%, 9/1/25	90,000	84,466
Johnson & Johnson, 4.375%, 12/5/33	130,000	128,473
Johnson & Johnson, 3.625%, 3/3/37	550,000	486,329
Johnson & Johnson, 5.85%, 7/15/38	1,595,000	1,754,933
Merck & Co., Inc., 0.75%, 2/24/26	520,000	480,994
Merck & Co., Inc., 3.40%, 3/7/29	1,085,000	1,019,205
Merck & Co., Inc., 1.45%, 6/24/30	280,000	229,002
Merck & Co., Inc., 2.15%, 12/10/31	560,000	464,100
Merck & Co., Inc., 2.35%, 6/24/40	600,000	416,384
Novartis Capital Corp., 3.10%, 5/17/27	307,000	292,403
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	961,000	945,736
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	170,480
Pfizer, Inc., 7.20%, 3/15/39	375,000	445,856
Royalty Pharma PLC, 2.20%, 9/2/30	1,249,000	1,028,645
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	229,000	218,211
Wyeth LLC, 5.95%, 4/1/37	2,598,000	2,776,950
		14,372,993
Professional Services — 0.2%
Automatic Data Processing, Inc., 1.25%, 9/1/30	102,000	82,764
Verisk Analytics, Inc., 4.125%, 3/15/29	1,055,000	1,013,772
		1,096,536
Residential REITs — 0.6%
AvalonBay Communities, Inc., 3.20%, 1/15/28	912,000	854,128
Camden Property Trust, 2.80%, 5/15/30	1,186,000	1,043,308
UDR, Inc., 2.10%, 8/1/32	1,818,000	1,407,443
UDR, Inc., 1.90%, 3/15/33	1,261,000	941,483
		4,246,362
Retail REITs — 0.4%
Kimco Realty OP LLC, 2.80%, 10/1/26	819,000	768,153
19

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Kimco Realty OP LLC, 1.90%, 3/1/28	$572,000	$501,446
Realty Income Corp., 3.65%, 1/15/28	332,000	315,104
Realty Income Corp., 3.25%, 1/15/31	500,000	443,317
Realty Income Corp., 5.625%, 10/13/32	65,000	65,831
Realty Income Corp., 2.85%, 12/15/32	540,000	445,308
		2,539,159
Semiconductors and Semiconductor Equipment — 2.4%
Applied Materials, Inc., 5.85%, 6/15/41	1,750,000	1,887,764
Broadcom, Inc., 4.30%, 11/15/32	1,174,000	1,087,667
Broadcom, Inc., 2.60%, 2/15/33(2)	716,000	575,805
Broadcom, Inc., 4.93%, 5/15/37(2)	340,000	316,976
Intel Corp., 5.125%, 2/10/30	495,000	499,216
Intel Corp., 4.15%, 8/5/32	695,000	652,868
Intel Corp., 4.00%, 12/15/32	675,000	623,392
Intel Corp., 5.20%, 2/10/33	1,161,000	1,162,705
KLA Corp., 4.10%, 3/15/29	160,000	155,427
KLA Corp., 4.65%, 7/15/32	1,026,000	1,000,692
Lam Research Corp., 3.75%, 3/15/26	827,000	807,116
Marvell Technology, Inc., 2.95%, 4/15/31	1,010,000	866,120
Micron Technology, Inc., 4.19%, 2/15/27	1,258,000	1,223,376
Micron Technology, Inc., 6.75%, 11/1/29	450,000	477,834
Micron Technology, Inc., 4.66%, 2/15/30	480,000	464,638
Micron Technology, Inc., 5.875%, 2/9/33	250,000	255,523
NVIDIA Corp., 2.85%, 4/1/30	2,565,000	2,311,348
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	504,000	509,498
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	270,494
Texas Instruments, Inc., 3.875%, 3/15/39	627,000	552,633
Xilinx, Inc., 2.375%, 6/1/30	235,000	203,593
		15,904,685
Software — 0.9%
Autodesk, Inc., 2.85%, 1/15/30	2,177,000	1,934,549
Microsoft Corp., 3.50%, 2/12/35(1)	843,000	766,231
Microsoft Corp., 3.45%, 8/8/36	925,000	815,239
Oracle Corp., 3.25%, 11/15/27	100,000	93,839
Oracle Corp., 3.25%, 5/15/30	592,000	531,166
Oracle Corp., 2.875%, 3/25/31	1,478,000	1,275,167
Oracle Corp., 3.90%, 5/15/35	65,000	55,842
Oracle Corp., 3.85%, 7/15/36	280,000	235,544
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	119,444
		5,827,021
Specialized REITs — 1.2%
American Tower Corp., 2.75%, 1/15/27	350,000	325,980
American Tower Corp., 3.60%, 1/15/28	210,000	198,058
American Tower Corp., 2.90%, 1/15/30	1,207,000	1,058,558
American Tower Corp., 1.875%, 10/15/30	60,000	48,247
American Tower Corp., 5.65%, 3/15/33	160,000	161,147
American Tower Corp., 5.55%, 7/15/33	646,000	645,866
Crown Castle, Inc., 5.60%, 6/1/29	600,000	603,907
Crown Castle, Inc., 2.10%, 4/1/31	1,954,000	1,569,610
Crown Castle, Inc., 5.10%, 5/1/33	110,000	106,389
20

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Equinix, Inc., 1.25%, 7/15/25	$252,000	$237,923
Equinix, Inc., 1.00%, 9/15/25	50,000	46,776
Equinix, Inc., 2.90%, 11/18/26	175,000	164,860
Equinix, Inc., 2.00%, 5/15/28	592,000	522,149
Equinix, Inc., 3.90%, 4/15/32	904,000	820,627
Public Storage Operating Co., 1.85%, 5/1/28	1,918,000	1,695,864
		8,205,961
Specialty Retail — 0.6%
Home Depot, Inc., 2.125%, 9/15/26	295,000	275,903
Home Depot, Inc., 2.95%, 6/15/29	2,157,000	1,970,319
Home Depot, Inc., 5.95%, 4/1/41	610,000	651,292
Lowe's Cos., Inc., 3.10%, 5/3/27	250,000	236,459
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	109,077
Lowe's Cos., Inc., 5.00%, 4/15/33	60,000	59,214
Lowe's Cos., Inc., 5.50%, 10/15/35	300,000	309,133
O'Reilly Automotive, Inc., 4.35%, 6/1/28(1)	750,000	731,762
		4,343,159
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 3.25%, 2/23/26	598,000	580,468
Apple, Inc., 3.20%, 5/11/27	614,000	586,362
Apple, Inc., 3.25%, 8/8/29	130,000	121,605
Apple, Inc., 2.20%, 9/11/29	627,000	554,550
Apple, Inc., 4.30%, 5/10/33(1)	350,000	346,396
Dell International LLC/EMC Corp., 5.85%, 7/15/25	100,000	100,479
Dell International LLC/EMC Corp., 5.75%, 2/1/33(1)	1,695,000	1,745,557
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	1,397,000	1,460,304
HP, Inc., 4.75%, 1/15/28	50,000	49,528
HP, Inc., 5.50%, 1/15/33(1)	280,000	280,960
		5,826,209
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.85%, 3/27/30	2,739,000	2,467,529
Trading Companies and Distributors — 0.0%
Air Lease Corp., 3.625%, 12/1/27	321,000	301,770
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	936,398	770,790
Wireless Telecommunication Services — 0.7%
T-Mobile USA, Inc., 4.80%, 7/15/28	165,000	162,965
T-Mobile USA, Inc., 2.55%, 2/15/31	1,268,000	1,069,575
T-Mobile USA, Inc., 2.25%, 11/15/31	731,000	593,396
T-Mobile USA, Inc., 3.00%, 2/15/41	120,000	86,726
Vodafone Group PLC, 6.25%, 11/30/32	150,000	159,258
Vodafone Group PLC, 6.15%, 2/27/37	2,034,000	2,122,500
Vodafone Group PLC, 5.00%, 5/30/38	350,000	337,890
		4,532,310
TOTAL CORPORATE BONDS (Cost $426,878,855)		419,347,006
U.S. TREASURY SECURITIES — 24.6%
U.S. Treasury Bonds, 1.125%, 5/15/40	3,250,000	2,006,748
U.S. Treasury Bonds, 1.125%, 8/15/40	7,000,000	4,279,707
U.S. Treasury Bonds, 1.875%, 2/15/41	8,574,000	5,911,706
21

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
U.S. Treasury Bonds, 2.25%, 5/15/41	$9,750,000	$7,121,880
U.S. Treasury Bonds, 2.00%, 11/15/41	10,186,000	7,055,198
U.S. Treasury Bonds, 2.75%, 8/15/42	9,700,000	7,549,896
U.S. Treasury Bonds, 3.125%, 2/15/43	7,000,000	5,747,109
U.S. Treasury Bonds, 2.875%, 5/15/43	12,350,000	9,724,178
U.S. Treasury Bonds, 3.625%, 8/15/43	9,600,000	8,466,000
U.S. Treasury Notes, 0.375%, 4/15/24	5,808,100	5,772,457
U.S. Treasury Notes, 2.50%, 4/30/24	10,043,300	9,996,304
U.S. Treasury Notes, 2.50%, 5/15/24	8,649,700	8,598,769
U.S. Treasury Notes, 2.00%, 5/31/24	3,616,600	3,586,835
U.S. Treasury Notes, 2.50%, 5/31/24	3,865,800	3,838,817
U.S. Treasury Notes, 0.375%, 8/15/24	5,315,200	5,198,216
U.S. Treasury Notes, 0.375%, 9/15/24	6,250,000	6,088,539
U.S. Treasury Notes, 0.625%, 10/15/24	7,550,000	7,339,059
U.S. Treasury Notes, 1.50%, 11/30/24	10,750,000	10,460,635
U.S. Treasury Notes, 2.25%, 12/31/24	8,250,000	8,059,222
U.S. Treasury Notes, 1.375%, 1/31/25(3)	4,557,000	4,406,602
U.S. Treasury Notes, 1.50%, 2/15/25	4,000,000	3,865,649
U.S. Treasury Notes, 2.75%, 2/28/25	3,642,300	3,561,658
U.S. Treasury Notes, 0.25%, 6/30/25	3,100,000	2,917,633
U.S. Treasury Notes, 4.00%, 2/28/30	3,000,000	2,955,469
U.S. Treasury Notes, 0.625%, 5/15/30	5,500,000	4,416,435
U.S. Treasury Notes, 4.125%, 8/31/30	7,150,000	7,086,600
U.S. Treasury Notes, 2.75%, 8/15/32	9,100,000	8,125,838
TOTAL U.S. TREASURY SECURITIES (Cost $167,345,039)		164,137,159
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.4%
GNMA, 4.00%, TBA	10,000,000	9,307,564
GNMA, 4.00%, TBA	6,000,000	5,587,351
GNMA, 5.00%, TBA	7,500,000	7,326,450
GNMA, 5.00%, TBA	5,000,000	4,884,691
GNMA, 5.50%, TBA	8,000,000	7,947,812
GNMA, 5.50%, TBA	5,500,000	5,461,543
GNMA, 6.00%, TBA	2,500,000	2,512,581
GNMA, 6.00%, TBA	1,500,000	1,506,259
UMBS, 2.00%, TBA	3,000,000	2,647,068
UMBS, 2.00%, TBA	2,000,000	1,767,212
UMBS, 3.00%, TBA	13,000,000	11,120,867
UMBS, 3.00%, TBA	6,000,000	5,138,333
UMBS, 3.00%, TBA	5,500,000	5,096,482
UMBS, 3.00%, TBA	2,500,000	2,318,926
UMBS, 4.00%, TBA	15,500,000	14,269,302
UMBS, 4.00%, TBA	6,500,000	5,980,854
UMBS, 4.00%, TBA	5,000,000	4,816,180
UMBS, 4.50%, TBA	4,500,000	4,402,618
UMBS, 4.50%, TBA	2,000,000	1,957,344
UMBS, 5.00%, TBA	11,000,000	10,668,287
UMBS, 5.00%, TBA	3,500,000	3,394,865
UMBS, 5.50%, TBA	9,000,000	8,903,961
22

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
UMBS, 6.00%, TBA	$2,500,000	$2,510,818
		129,527,368
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $130,075,899)		129,527,368
U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	498,000	493,448
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	775,000	772,205
FHLB, 5.42%, 3/6/24	550,000	549,989
FHLB, 3.25%, 11/16/28	820,000	785,281
FHLMC, 5.31%, 11/15/24	250,000	249,890
FHLMC, 4.00%, 11/25/24	436,000	432,439
FHLMC, 0.375%, 7/21/25	610,000	574,408
FNMA, 1.625%, 10/15/24	37,000	36,186
FNMA, 1.625%, 1/7/25	909,000	882,749
FNMA, 0.50%, 6/17/25	490,000	463,766
FNMA, 6.25%, 5/15/29	315,000	343,227
FNMA, 7.25%, 5/15/30	170,000	196,843
FNMA, 6.625%, 11/15/30	347,000	391,846
Tennessee Valley Authority, 0.75%, 5/15/25	823,000	782,972
Tennessee Valley Authority, 7.125%, 5/1/30	1,067,000	1,223,978
Tennessee Valley Authority, 5.25%, 9/15/39	600,000	621,984
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,905,903)		8,801,211
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Japan — 0.1%
Japan Bank for International Cooperation, 1.75%, 10/17/24	1,000,000	977,671
Sweden — 0.2%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	495,306
Svensk Exportkredit AB, 0.625%, 5/14/25	200,000	189,528
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	419,868
		1,104,702
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,098,236)		2,082,373
SHORT-TERM INVESTMENTS — 11.2%
Money Market Funds — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	8,718,245	8,718,245
Treasury Bills(5) — 9.9%
U.S. Treasury Bills, 5.44%, 3/21/24	$8,000,000	7,976,511
U.S. Treasury Bills, 5.43%, 3/26/24	11,000,000	10,959,629
U.S. Treasury Bills, 5.43%, 3/28/24	12,500,000	12,450,547
U.S. Treasury Bills, 5.42%, 4/2/24	11,500,000	11,445,873
U.S. Treasury Bills, 5.42%, 4/11/24	8,250,000	8,200,437
U.S. Treasury Bills, 5.40%, 4/25/24	6,000,000	5,951,595
U.S. Treasury Bills, 5.40%, 5/16/24	6,500,000	6,428,205
U.S. Treasury Bills, 5.46%, 5/30/24	3,000,000	2,960,794
		66,373,591
TOTAL SHORT-TERM INVESTMENTS (Cost $75,094,290)		75,091,836
TOTAL INVESTMENT SECURITIES — 119.6% (Cost $810,398,222)		798,986,953
OTHER ASSETS AND LIABILITIES — (19.6)%		(131,149,384)
TOTAL NET ASSETS — 100.0%		$667,837,569
23

Avantis Core Fixed Income ETF

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	42	June 2024	$5,008,500	$18,949
U.S. Treasury Ultra Bonds	20	June 2024	2,557,500	21,586
			$7,566,000	$40,535
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	5	June 2024	$552,188	$29
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 41	Sell	1.00%	12/20/28	$12,000,000	$139,399	$132,213	$271,612
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

24

Avantis Core Fixed Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,442,854. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $892,781, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,886,609.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,718,245.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
25

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.9%
Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	$100,000	$100,893
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	50,000	52,328
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	200,000	224,457
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	155,633
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	278,007
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	718,557
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	300,256
		1,830,131
Arizona — 0.7%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	50,287
Arizona Transportation Board Rev., (Maricopa County Transportation Excise Tax Rev.), 5.00%, 7/1/25	165,000	169,354
Phoenix GO, 5.00%, 7/1/25	85,000	87,287
Pima County Sewer System Rev., 5.00%, 7/1/24(1)	5,000	5,027
Pima County Sewer System Rev., 5.00%, 7/1/25(1)	5,000	5,125
Pima County Sewer System Rev., 5.00%, 7/1/25	30,000	30,807
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	65,135
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	75,802
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	41,846
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	206,010
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	69,374
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	55,396
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	128,993
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	33,565
		1,024,008
California — 10.7%
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	514,878
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	171,760
California State Public Works Board Rev., 5.00%, 2/1/26	1,000,000	1,041,358
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/27	75,000	75,564
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/32	100,000	100,747
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	40,941
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/28	170,000	173,882
California State University Rev., 5.00%, 11/1/36	200,000	209,089
26

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	$40,000	$41,185
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	77,222
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	44,980
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	138,616
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	60,000	62,606
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	300,994
Los Angeles Community College District GO, 5.00%, 8/1/25	65,000	67,056
Los Angeles Community College District GO, 5.00%, 6/1/26	60,000	63,254
Los Angeles Community College District GO, 4.00%, 8/1/34	100,000	102,414
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/37	60,000	64,258
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	112,117
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/39	650,000	656,170
Los Angeles County Public Works Financing Authority Rev., 4.00%, 12/1/40	210,000	210,799
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	35,000	39,649
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	200,000	224,924
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	223,318
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	77,923
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	72,194
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	50,279
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	83,952
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	144,499
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	44,401
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	72,309
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	230,671
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	125,921
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/24	80,000	81,009
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/31	180,000	190,481
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/33	225,000	229,472
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	100,000	101,495
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	123,789
Peralta Community College District GO, 4.00%, 8/1/39	85,000	85,091
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	50,500
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	678,036
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	55,582
San Diego Association of Governments Rev., 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	275,000	284,988
San Diego Community College District GO, 4.00%, 8/1/26, Prerefunded at 100% of Par(1)	45,000	46,509
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	77,049
27

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	$35,000	$39,338
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	32,839
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	125,860
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	251,954
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	44,881
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,060
Santa County Clara GO, 3.50%, 8/1/38	175,000	171,989
Santa County Clara GO, 3.25%, 8/1/39	50,000	45,997
State of California GO, 5.00%, 8/1/27	200,000	205,993
State of California GO, 5.00%, 9/1/28	400,000	411,649
State of California GO, 5.00%, 8/1/29	110,000	115,954
State of California GO, 3.00%, 9/1/29	260,000	260,408
State of California GO, 5.00%, 9/1/31	50,000	52,665
State of California GO, 5.00%, 3/1/32	375,000	382,101
State of California GO, 4.00%, 9/1/32	110,000	112,222
State of California GO, 5.00%, 4/1/33	365,000	365,453
State of California GO, 4.00%, 9/1/33	60,000	61,198
State of California GO, 4.00%, 9/1/33	300,000	305,990
State of California GO, 4.00%, 9/1/33	455,000	464,085
State of California GO, 5.00%, 8/1/34	435,000	446,108
State of California GO, 4.00%, 10/1/34	40,000	42,575
State of California GO, 5.00%, 3/1/35	70,000	79,510
State of California GO, 3.00%, 10/1/35	300,000	297,051
State of California GO, 4.00%, 10/1/35	200,000	217,021
State of California GO, 4.00%, 3/1/36	145,000	154,637
State of California GO, 4.00%, 10/1/36	50,000	52,752
State of California GO, 4.00%, 11/1/36	50,000	53,390
State of California GO, 4.00%, 8/1/37	100,000	102,193
State of California GO, 5.00%, 10/1/37	300,000	302,305
State of California GO, 4.00%, 10/1/39	200,000	208,389
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	135,000	137,017
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	505,919
University of California Rev., 5.00%, 5/15/29	35,000	35,887
University of California Rev., 5.00%, 5/15/34	50,000	55,258
University of California Rev., 5.00%, 5/15/36	65,000	69,538
University of California Rev., 5.00%, 5/15/38	30,000	33,881
University of California Rev., 4.00%, 5/15/40	310,000	323,237
University of California Rev., 5.00%, 5/15/40	450,000	458,202
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	289,247
		14,988,684
Colorado — 1.5%
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	30,380
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	54,087
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	65,046
Regional Transportation District COP, 4.00%, 6/1/40	140,000	138,903
28

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	$30,000	$33,249
State of Colorado COP, 5.00%, 12/15/32	50,000	57,236
State of Colorado COP, 4.00%, 12/15/35	50,000	52,727
State of Colorado COP, 4.00%, 12/15/37	40,000	41,484
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,538,477
University of Colorado Rev., 4.00%, 6/1/43	80,000	80,287
		2,091,876
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	275,481
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	407,038
State of Connecticut GO, 5.00%, 5/15/24	30,000	30,101
State of Connecticut GO, 5.00%, 1/15/26	35,000	36,357
State of Connecticut GO, 5.00%, 10/15/26	205,000	216,782
State of Connecticut GO, 5.00%, 11/15/26	120,000	127,158
State of Connecticut GO, 4.00%, 1/15/31	50,000	54,125
State of Connecticut GO, 5.00%, 11/15/31	30,000	30,921
State of Connecticut GO, 5.00%, 10/15/34	50,000	52,433
State of Connecticut GO, 4.00%, 1/15/37	75,000	79,367
State of Connecticut GO, 4.00%, 1/15/38	170,000	177,776
State of Connecticut GO, 4.00%, 4/15/38	225,000	229,898
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	57,826
State of Connecticut, Special Tax Rev., 5.00%, 9/1/29	40,000	42,013
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	104,227
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	65,568
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	702,149
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	83,486
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	72,566
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	66,894
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	232,911
University of Connecticut Rev., 4.00%, 4/15/38	95,000	96,500
		3,241,577
District of Columbia — 3.6%
District of Columbia GO, 5.00%, 10/15/30	100,000	111,723
District of Columbia GO, 5.00%, 6/1/35	265,000	281,642
District of Columbia GO, 5.00%, 6/1/36	100,000	105,971
District of Columbia GO, 4.00%, 6/1/37	100,000	101,900
District of Columbia GO, 5.00%, 6/1/37	100,000	105,553
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	472,715
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	372,995
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	110,835
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/40	1,315,000	1,340,381
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	211,192
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	118,876
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	94,629
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	491,413
29

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	$165,000	$168,090
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	393,522
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	609,554
		5,090,991
Florida — 8.4%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	699,980
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	488,125
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	109,854
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	101,909
Central Florida Expressway Authority Rev., 4.00%, 7/1/35	180,000	182,266
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	58,248
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	151,284
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	65,230
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	249,658
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	134,359
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/28	160,000	167,672
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/30	310,000	323,534
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	275,297
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	58,427
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	107,234
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	301,133
Miami Beach Rev., 5.00%, 9/1/40	2,820,000	2,857,310
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,051
Miami-Dade County GO, 5.00%, 7/1/38	100,000	103,066
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	140,703
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	85,000	85,508
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/40	705,000	709,710
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	200,000	200,924
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,081
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	297,089
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	50,530
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	130,000	133,058
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	941,681
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	509,763
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	141,859
Orange County Convention Center Rev., 4.00%, 10/1/36	50,000	49,839
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	80,610
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	114,838
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	148,641
30

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Orange County School Board COP, 5.00%, 8/1/33	$50,000	$51,953
Orange County School Board COP, 5.00%, 8/1/34	165,000	171,212
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	142,503
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	112,485
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	131,314
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	60,875
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	82,858
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	62,178
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	61,023
School Board of Miami-Dade County COP, 5.00%, 5/1/32	190,000	193,304
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	55,703
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	250,000	244,484
		11,709,363
Georgia — 2.5%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	880,000	893,324
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	79,262
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	131,461
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	91,084
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	211,681
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	310,000	324,962
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	42,648
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	239,988
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	259,239
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	110,698
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	51,657
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	240,414
State of Georgia GO, 4.00%, 7/1/36	855,000	890,095
		3,566,513
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	78,377
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	160,953
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	45,863
City & County of Honolulu GO, 5.00%, 3/1/26	115,000	119,864
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	203,514
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	50,752
State of Hawaii GO, 5.00%, 10/1/30	60,000	64,433
State of Hawaii GO, 5.00%, 1/1/36	35,000	37,692
State of Hawaii GO, 5.00%, 1/1/38	75,000	80,124
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	39,567
		881,139
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	162,808
Illinois — 8.0%
Chicago GO, 5.00%, 1/1/34	65,000	71,606
Chicago GO, 5.00%, 1/1/34	200,000	217,832
Chicago GO, 4.00%, 1/1/36	145,000	147,030
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	45,636
31

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	$100,000	$101,412
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	25,793
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	170,000	172,388
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	25,784
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	94,376
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	118,259
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	102,109
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	166,900
Chicago O'Hare International Airport Rev., 5.00%, 1/1/41	300,000	305,869
Chicago Waterworks Rev., 5.00%, 11/1/39	945,000	950,496
City of Chicago GO, 5.00%, 1/1/33	375,000	409,418
Cook County GO, 5.00%, 11/15/25	55,000	56,590
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	986,693
Cook County Sales Tax Rev., 4.00%, 11/15/40	285,000	281,871
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	98,998
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	132,932
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/32	115,000	121,012
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	100,000	105,191
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	237,110
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	93,346
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	153,504
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/27	250,000	255,633
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	143,115
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	510,000	511,027
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/25	100,000	101,537
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	135,000	152,375
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	33,829
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	1,000,000	1,001,176
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	661,976
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	137,983
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	76,905
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	135,363
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	208,775
Metropolitan Pier & Exposition Authority Rev., 4.00%, 12/15/42	70,000	69,162
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	205,000	211,531
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	99,773
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	58,204
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/28	190,000	204,923
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	162,623
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	357,577
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	231,170
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	19,723
State of Illinois GO, 5.00%, 5/1/25	150,000	150,339
State of Illinois GO, 5.00%, 7/1/25	135,000	137,779
State of Illinois GO, 5.00%, 12/1/25	115,000	118,167
State of Illinois GO, 5.00%, 2/1/26	40,000	41,215
32

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Illinois GO, 5.00%, 2/1/27	$200,000	$200,231
State of Illinois GO, 5.00%, 3/1/27	100,000	105,018
State of Illinois GO, 5.00%, 10/1/31	100,000	111,422
State of Illinois GO, 5.00%, 3/1/34	40,000	44,575
State of Illinois GO, 5.00%, 5/1/35	35,000	35,049
State of Illinois GO, 5.00%, 5/1/39	150,000	150,118
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,022
		11,165,470
Indiana — 0.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	407,772
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	52,097
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	200,554
		660,423
Kansas — 1.0%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/33	1,300,000	1,334,266
Kentucky — 0.6%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	50,000	50,340
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	585,000	601,072
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/25	125,000	127,986
		779,398
Louisiana — 0.8%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	85,000	86,500
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	591,505
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	121,678
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	126,988
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	153,353
State of Louisiana GO, 5.00%, 8/1/27	75,000	78,818
		1,158,842
Maryland — 1.3%
Montgomery County GO, 5.00%, 11/1/24	35,000	35,437
Prince County George's GO, 5.00%, 7/15/31	100,000	109,966
State of Maryland GO, 5.00%, 8/1/27	500,000	539,851
State of Maryland GO, 5.00%, 8/1/35	105,000	119,804
State of Maryland GO, 5.00%, 6/1/36	150,000	175,698
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	62,222
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	710,816
		1,753,794
Massachusetts — 2.8%
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	174,343
Massachusetts GO, 5.00%, 5/1/31	165,000	165,483
33

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Massachusetts GO, 5.00%, 2/1/35	$50,000	$52,953
Massachusetts GO, 3.00%, 7/1/35	100,000	94,855
Massachusetts GO, 5.00%, 9/1/37	50,000	54,298
Massachusetts GO, 4.00%, 12/1/39	50,000	50,123
Massachusetts GO, 4.00%, 11/1/40	275,000	283,113
Massachusetts GO, 5.00%, 11/1/41	55,000	57,911
Massachusetts GO, 4.00%, 4/1/42	645,000	644,858
Massachusetts GO, 5.00%, 11/1/45	75,000	81,092
Massachusetts GO, 5.00%, 11/1/50	75,000	79,943
Massachusetts Bay Transportation Authority Rev., 0.00%, Capital Appreciation, 7/1/31(2)	500,000	378,146
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/40	1,000,000	1,018,573
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	75,019
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	152,831
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	98,531
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	61,311
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	153,736
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	170,995
		3,848,114
Michigan — 2.9%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	165,000	165,328
Michigan Finance Authority Rev., (Detroit), 4.50%, 10/1/29	170,000	170,541
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	25,131
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	30,926
Michigan State Building Authority Rev., 5.00%, 4/15/32	450,000	463,638
State of Michigan Rev., 5.00%, 3/15/24	220,000	220,114
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	84,868
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	971,903
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	79,370
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	521,681
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	102,772
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	968,920
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	203,966
		4,009,158
Minnesota — 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	105,944
Mississippi — 0.9%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,270,217
Missouri — 0.2%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	275,000	280,727
Nebraska — 1.1%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	33,320
Omaha Public Power District Rev., 4.00%, 2/1/39	1,210,000	1,182,579
34

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Omaha Public Power District Rev., 4.00%, 2/1/42	$295,000	$297,476
		1,513,375
Nevada — 1.2%
Clark County GO, 5.00%, 6/1/43	180,000	189,921
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	60,950
Clark County School District GO, 5.00%, 6/15/25	115,000	117,804
Clark County School District GO, 5.00%, 6/15/27	265,000	274,291
Las Vegas Convention & Visitors Authority Rev., (Clark County & City of Las Vegas Combined Room Tax Rev.), 5.00%, 7/1/43	500,000	528,197
Las Vegas Valley Water District GO, 4.00%, 6/1/39	200,000	200,354
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	51,834
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	47,153
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	52,393
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	112,270
		1,635,167
New Jersey — 2.9%
Hudson County Improvement Authority Rev., 4.00%, 10/1/46	100,000	100,175
Hudson County Improvement Authority Rev., 4.00%, 10/1/51	150,000	147,738
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	30,425
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	52,582
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/24	50,000	50,075
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	250,000	255,562
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	96,085
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 12/15/26, Prerefunded at 100% of Par(1)	140,000	148,436
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,339
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/27, Prerefunded at 100% of Par(1)	90,000	96,814
New Jersey Economic Development Authority Rev., (State of New Jersey Division of Property Management & Construction), 5.00%, 6/15/42	645,000	671,706
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	20,062
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	57,166
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	37,679
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	100,000	112,901
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	145,737
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	50,000	54,118
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	884,530
New Jersey Turnpike Authority Rev., 5.00%, 1/1/30	285,000	286,389
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	275,000	276,258
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	97,874
35

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	$200,000	$200,045
State of New Jersey GO, 5.00%, 6/1/28	50,000	54,763
State of New Jersey GO, 4.00%, 6/1/30	100,000	107,706
		4,010,165
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	52,355
New York — 13.9%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,763
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/29	60,000	63,751
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	168,492
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	450,000	446,000
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	60,109
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	107,296
Long Island Power Authority Rev., 5.00%, 9/1/39	350,000	351,731
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	171,213
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	204,133
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	113,583
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	214,388
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	40,156
Metropolitan Transportation Authority Rev., 5.00%, 11/15/37	40,000	40,550
Metropolitan Transportation Authority Rev., 5.00%, 11/15/39	155,000	155,909
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AGM)	220,000	220,349
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	102,083
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	98,134
Metropolitan Transportation Authority Rev., 4.25%, 11/15/42	135,000	134,999
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	26,328
Nassau County GO, 5.00%, 10/1/27	80,000	86,686
New York City GO, 5.00%, 8/1/25	165,000	166,238
New York City GO, 5.00%, 8/1/25	200,000	205,347
New York City GO, 5.00%, 8/1/26	105,000	109,954
New York City GO, 5.00%, 8/1/27	100,000	107,125
New York City GO, 5.25%, 10/1/30	50,000	54,061
New York City GO, 4.00%, 3/1/33	295,000	294,997
New York City GO, 5.00%, 8/1/37	105,000	109,175
New York City GO, 4.00%, 8/1/39	360,000	360,130
New York City GO, 4.00%, 8/1/40	650,000	663,668
New York City GO, 4.00%, 8/1/41	400,000	406,505
New York City GO, 5.00%, 12/1/41	80,000	82,985
New York City GO, 5.00%, 9/1/42	185,000	204,781
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	97,974
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	330,000	337,146
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	163,678
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	135,669
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	50,000	51,567
36

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	$75,000	$75,185
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	76,055
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	116,007
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	210,000	205,840
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	76,707
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	51,033
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	104,293
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	288,998
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	100,000	98,805
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 9/15/25, Prerefunded at 100% of Par(1)	35,000	36,163
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	107,177
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	500,000	549,373
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/32	420,000	424,786
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	43,867
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	46,307
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	111,263
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	75,000	78,058
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	145,000	151,770
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	66,888
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	204,364
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	145,000	148,684
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/40	560,000	588,181
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	101,638
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	136,415
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.00%, 3/15/41	530,000	462,376
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	102,584
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/43	160,000	160,384
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/32	75,000	75,078
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	62,859
37

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/34	$165,000	$169,055
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	53,763
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	105,000	112,140
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	70,000	75,419
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	40,125
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	101,504
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	102,434
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	101,537
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	35,212
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	699,028
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	104,669
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/40	120,000	136,120
New York State Urban Development Corp. Rev., 5.00%, 3/15/26	45,000	46,928
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/24, Prerefunded at 100% of Par(1)	30,000	30,015
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/24	200,000	200,104
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26, Prerefunded at 100% of Par(1)	115,000	119,816
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/29	65,000	66,764
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	50,000	51,879
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	110,053
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	150,000	160,029
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	60,029
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	54,421
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	30,000	31,321
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	85,000	86,072
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	223,017
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	60,000	64,451
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	100,000	101,384
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	110,000	119,288
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	400,000	438,516
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	161,984
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	1,390,000	1,429,359
38

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	$70,000	$76,626
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	75,000	74,824
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	463,459
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	45,386
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	103,948
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	1,018,861
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	50,583
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	64,048
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	80,000	86,845
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	50,000	55,533
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	159,855
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	111,740
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	101,074
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	211,430
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	52,699
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	102,310
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	41,052
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	87,989
Utility Debt Securitization Authority Rev., 5.00%, 12/15/34	85,000	88,766
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	51,714
		19,463,969
North Carolina — 0.6%
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/25	180,000	182,501
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	51,594
North Carolina Turnpike Authority Rev., 0.00%, Capital Appreciation, 1/1/41(2)	500,000	249,849
State of North Carolina GO, 5.00%, 6/1/29	60,000	67,488
State of North Carolina Rev., 5.00%, 3/1/33	115,000	127,247
Wake County GO, 5.00%, 3/1/24	160,000	160,000
		838,679
Ohio — 2.3%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	100,288
American Municipal Power, Inc. Rev., 5.00%, 2/15/35	100,000	111,227
American Municipal Power, Inc. Rev., 4.00%, 2/15/36	325,000	338,917
American Municipal Power, Inc. Rev., 4.00%, 2/15/37	435,000	449,103
American Municipal Power, Inc. Rev., 4.00%, 2/15/38	50,000	51,110
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/36	175,000	182,734
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	34,615
County of Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	106,128
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	204,334
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	515,096
Northeast Ohio Regional Sewer District Rev., 3.00%, 11/15/39	230,000	207,999
Ohio State University Rev., 4.00%, 12/1/43	700,000	707,091
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	83,339
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	110,717
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	51,242
39

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Ohio GO, 5.00%, 8/1/24	$30,000	$30,226
		3,284,166
Oklahoma — 1.2%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	85,067
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 29 Norman), 5.00%, 6/1/24	225,000	225,818
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	255,487
Grand River Dam Authority Rev., 5.00%, 6/1/39	565,000	566,037
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	196,718
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	385,290
		1,714,417
Oregon — 0.3%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	85,717
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	25,126
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	178,478
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	65,854
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	35,165
		390,340
Pennsylvania — 5.4%
Commonwealth Financing Authority Rev., (Pennsylvania Department of Community & Economic Development), 5.00%, 6/1/35	210,000	213,204
Commonwealth of Pennsylvania COP, 5.00%, 7/1/43	100,000	104,426
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	771,979
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/31	100,000	108,309
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	189,233
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	304,232
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/43	100,000	103,217
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	282,221
Pennsylvania GO, 5.00%, 9/15/24	100,000	100,947
Pennsylvania GO, 4.00%, 9/15/32	330,000	336,458
Pennsylvania GO, 4.00%, 5/1/33	220,000	235,019
Pennsylvania GO, 4.00%, 3/15/34	50,000	50,277
Pennsylvania GO, 3.00%, 9/15/36	80,000	77,159
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	1,003,680
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	209,086
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/35	105,000	105,671
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,706,216
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/41	30,000	30,897
Philadelphia GO, 4.00%, 8/1/35	570,000	574,026
Philadelphia Authority for Industrial Development Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/42	170,000	167,077
40

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AGM)	$100,000	$106,787
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	721,896
		7,502,017
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,020,807
South Carolina — 0.7%
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	150,000	150,734
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	123,960
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	459,131
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	25,689
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	103,034
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	38,431
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	58,668
		959,647
Tennessee — 0.1%
Memphis GO, 5.00%, 5/1/24	55,000	55,148
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	51,936
		107,084
Texas — 10.6%
Bexar County GO, 4.00%, 6/15/41	75,000	72,823
Bexar County GO, 5.00%, 6/15/42	400,000	416,313
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	30,244
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	35,285
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/25	50,000	51,430
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	484,560
Board of Regents of the University of Texas System Rev., 4.00%, 8/15/42	245,000	242,438
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	30,933
Central Texas Turnpike System Rev., 4.00%, 8/15/38	360,000	352,720
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	98,180
Dallas GO, 5.00%, 2/15/27	655,000	655,512
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	39,540
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	270,146
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	56,826
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	73,874
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	332,002
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	35,277
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	40,303
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	82,294
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	190,000	198,975
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	97,770
El Paso GO, 4.00%, 8/15/41	50,000	47,780
Hidalgo County GO, 4.00%, 8/15/43	500,000	493,680
Houston GO, 5.00%, 3/1/24	70,000	70,000
Houston GO, 5.00%, 3/1/24	75,000	75,000
41

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Houston GO, 5.00%, 3/1/28	$35,000	$38,048
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	57,203
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,035,000	1,051,237
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	65,884
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	67,337
North Texas Tollway Authority Rev., 4.00%, 1/1/37	50,000	51,454
North Texas Tollway Authority Rev., 4.00%, 1/1/38	35,000	35,101
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	419,039
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	30,353
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	497,257
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	82,671
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	78,017
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	136,100
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	240,717
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,075,000	1,079,622
San Antonio Public Facilities Corp. Rev., 4.00%, 9/15/42	1,150,000	1,132,000
San Jacinto Community College District GO, 4.00%, 2/15/41	2,900,000	2,849,590
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	50,000	50,022
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	60,070
State of Texas GO, 5.00%, 10/1/24, Prerefunded at 100% of Par(1)	50,000	50,512
State of Texas GO, 5.00%, 10/1/28	40,000	41,228
State of Texas GO, 5.00%, 10/1/30	55,000	58,887
State of Texas GO, 5.00%, 10/1/33	100,000	106,761
Texas A&M University Rev., 5.00%, 5/15/25	295,000	301,741
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,006
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	46,391
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	105,770
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	540,000	556,918
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/35	125,000	129,505
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 4/15/38	220,000	223,879
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	413,258
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	285,000	307,574
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	76,546
University of Texas System Rev., 5.00%, 8/15/30	50,000	57,519
		14,887,122
Utah — 0.8%
City of Salt Lake City Airport Revenue Rev., 5.00%, 7/1/42	150,000	155,700
State of Utah GO, 5.00%, 7/1/28	125,000	137,528
42

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Utah GO, 5.00%, 7/1/29	$40,000	$44,603
Utah Transit Authority Rev., 5.00%, 6/15/25	80,000	81,819
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	615,098
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	46,730
		1,081,478
Vermont — 0.2%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	245,000	245,037
Virginia — 1.3%
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	81,734
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	73,960
Virginia College Building Authority Rev., 3.00%, 2/1/35	80,000	78,790
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	50,172
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	52,805
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	64,927
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	53,742
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	107,767
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	150,683
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	1,160,000	1,161,356
		1,875,936
Washington — 4.5%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	51,652
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	57,224
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	153,837
Central Puget Sound Regional Transit Authority Rev., (Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/26	50,000	52,931
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	25,110
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	70,022
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	15,062
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	51,210
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	56,851
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	65,000	75,391
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	136,265
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,113,342
King County Sewer Rev., 4.00%, 7/1/31	125,000	127,885
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	653,787
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	1,013,300
43

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Snohomish County Public Utility District No. 1 Electric System Rev., 5.00%, 12/1/40	$200,000	$203,290
State of Washington GO, 5.00%, 8/1/24	300,000	302,288
State of Washington GO, 4.00%, 7/1/26	50,000	50,097
State of Washington GO, 5.00%, 8/1/28	50,000	52,324
State of Washington GO, 5.00%, 7/1/29	250,000	259,047
State of Washington GO, 5.00%, 8/1/32	40,000	41,036
State of Washington GO, 5.00%, 8/1/32	255,000	272,689
State of Washington GO, 5.00%, 8/1/34	145,000	148,494
State of Washington GO, 5.00%, 8/1/36	55,000	57,335
State of Washington GO, 5.00%, 2/1/40	40,000	43,842
State of Washington GO, 5.00%, 2/1/40	100,000	104,216
State of Washington GO, 5.00%, 8/1/40	265,000	287,863
University of Washington Rev., 4.00%, 6/1/37	10,000	10,015
University of Washington Rev., 4.00%, 12/1/41	875,000	870,251
		6,356,656
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	74,343
State of West Virginia GO, 4.00%, 12/1/42	210,000	211,824
		286,167
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	139,372
TOTAL MUNICIPAL SECURITIES (Cost $137,914,977)		138,317,399
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
Blackrock Liquidity Funds MuniCash (Cost $475,866)	475,818	475,866
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $138,390,843)		138,793,265
OTHER ASSETS AND LIABILITIES — 0.8%		1,123,305
TOTAL NET ASSETS — 100.0%		$139,916,570

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GO	–	General Obligation
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
SCH BD GTY	–	School Bond Guaranty
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
44

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 76.8%
Aerospace and Defense — 0.6%
General Dynamics Corp., 3.50%, 5/15/25	$856,000	$839,926
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	806,000	790,022
L3Harris Technologies, Inc., 4.40%, 6/15/28	320,000	311,262
		1,941,210
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 3.90%, 4/1/25	1,415,000	1,396,067
Automobile Components — 0.3%
Magna International, Inc., 5.98%, 3/21/26	1,000,000	1,000,176
Automobiles — 2.0%
American Honda Finance Corp., 2.15%, 9/10/24	617,000	606,598
American Honda Finance Corp., 1.00%, 9/10/25	1,191,000	1,119,720
American Honda Finance Corp., 4.70%, 1/12/28	465,000	463,176
General Motors Co., 4.20%, 10/1/27	100,000	96,524
General Motors Co., 6.80%, 10/1/27	11,000	11,491
General Motors Financial Co., Inc., 4.00%, 1/15/25	900,000	887,304
General Motors Financial Co., Inc., 2.70%, 8/20/27	500,000	458,950
Toyota Motor Corp., 5.12%, 7/13/28	1,000,000	1,020,040
Toyota Motor Credit Corp., 0.80%, 10/16/25	300,000	280,603
Toyota Motor Credit Corp., 5.40%, 11/10/25	150,000	150,925
Toyota Motor Credit Corp., 4.55%, 9/20/27	1,000,000	991,655
		6,086,986
Banks — 16.7%
African Development Bank, 0.875%, 7/22/26	500,000	457,992
African Development Bank, 4.375%, 3/14/28	425,000	423,756
Asian Development Bank, 0.375%, 6/11/24	100,000	98,646
Asian Development Bank, 4.125%, 9/27/24	1,000,000	993,062
Asian Development Bank, 0.625%, 10/8/24	201,000	195,471
Asian Development Bank, 1.50%, 10/18/24	1,150,000	1,123,233
Asian Development Bank, 0.625%, 4/29/25	125,000	118,876
Asian Development Bank, 1.00%, 4/14/26	477,000	442,156
Asian Development Bank, 1.25%, 6/9/28	550,000	482,735
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	165,000	163,929
Asian Infrastructure Investment Bank, 0.50%, 10/30/24	1,154,000	1,118,337
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,350,000	1,315,486
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	304,000	298,421
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	400,000	391,444
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,300,000	1,301,435
Australia & New Zealand Banking Group Ltd., Series 3A2, 5.67%, 10/3/25	300,000	302,866
Bank of America NA, 5.53%, 8/18/26	600,000	606,093
Bank of Montreal, 5.30%, 6/5/26	410,000	411,158
Bank of Montreal, 1.25%, 9/15/26	1,250,000	1,137,553
Bank of Nova Scotia, 3.45%, 4/11/25	440,000	430,780
Bank of Nova Scotia, 5.45%, 6/12/25	270,000	270,198
Bank of Nova Scotia, 2.70%, 8/3/26	909,000	859,687
Barclays PLC, 3.65%, 3/16/25	1,050,000	1,028,525
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	425,000	416,767
Citigroup, Inc., 3.30%, 4/27/25	1,338,000	1,308,538
45

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Commonwealth Bank of Australia, 5.08%, 1/10/25	$825,000	$823,315
Commonwealth Bank of Australia, 5.32%, 3/13/26	1,000,000	1,005,051
Cooperatieve Rabobank UA, 3.375%, 5/21/25	1,500,000	1,469,013
Cooperatieve Rabobank UA, 4.80%, 1/9/29	750,000	743,322
Council of Europe Development Bank, 1.375%, 2/27/25	214,000	206,261
Discover Bank, 2.45%, 9/12/24	800,000	786,364
European Bank for Reconstruction & Development, 0.50%, 5/19/25	500,000	473,513
European Investment Bank, 0.375%, 7/24/24	351,000	344,249
European Investment Bank, 1.375%, 3/15/27	230,000	210,001
European Investment Bank, 3.875%, 3/15/28	235,000	230,373
European Investment Bank, 4.50%, 10/16/28	550,000	553,295
Export Development Canada, 3.375%, 8/26/25	100,000	97,853
Export Development Canada, 3.875%, 2/14/28	300,000	293,672
HSBC Holdings PLC, 3.90%, 5/25/26	300,000	290,747
HSBC USA, Inc., 5.625%, 3/17/25	500,000	500,722
Inter-American Development Bank, 3.25%, 7/1/24	220,000	218,407
Inter-American Development Bank, 3.125%, 9/18/28	850,000	805,460
International Bank for Reconstruction & Development, 2.50%, 3/19/24	350,000	349,570
International Bank for Reconstruction & Development, 1.50%, 8/28/24	1,175,000	1,153,268
International Bank for Reconstruction & Development, 0.50%, 10/28/25	145,000	135,144
International Bank for Reconstruction & Development, 0.875%, 7/15/26	240,000	220,229
International Bank for Reconstruction & Development, 4.625%, 8/1/28	186,000	187,820
International Finance Corp., 0.75%, 10/8/26	300,000	272,431
JPMorgan Chase & Co., 3.90%, 7/15/25	1,538,000	1,512,213
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	525,000	524,694
Kreditanstalt fuer Wiederaufbau, 3.375%, 8/23/24	500,000	495,301
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	950,000	895,273
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	145,000	141,901
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	468,000	442,841
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	256,000	236,899
Lloyds Banking Group PLC, 4.375%, 3/22/28	500,000	482,857
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,000,000	971,619
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	956,911
National Australia Bank Ltd., 2.50%, 7/12/26	1,550,000	1,462,611
National Australia Bank Ltd., 4.94%, 1/12/28	775,000	774,946
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	1,155,000	1,116,072
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	900,000	892,527
PNC Bank NA, 2.50%, 8/27/24	1,100,000	1,083,414
PNC Bank NA, 2.95%, 2/23/25	450,000	439,454
Royal Bank of Canada, 4.95%, 4/25/25	285,000	284,212
Royal Bank of Canada, 4.875%, 1/12/26	400,000	398,856
Royal Bank of Canada, 5.20%, 7/20/26	300,000	301,140
Royal Bank of Canada, 6.00%, 11/1/27	995,000	1,024,909
Santander Holdings USA, Inc., 4.50%, 7/17/25	834,000	817,992
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	400,000	378,099
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,000,000	1,022,749
46

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Toronto-Dominion Bank, 4.29%, 9/13/24	$300,000	$297,938
Toronto-Dominion Bank, 3.77%, 6/6/25	300,000	294,693
Toronto-Dominion Bank, 5.53%, 7/17/26	300,000	302,720
Toronto-Dominion Bank, 4.11%, 6/8/27	1,450,000	1,409,446
Toronto-Dominion Bank, 5.52%, 7/17/28	100,000	101,730
Wells Fargo & Co., 3.00%, 10/23/26	1,600,000	1,513,075
Wells Fargo & Co., 4.15%, 1/24/29	400,000	383,126
Westpac Banking Corp., 5.35%, 10/18/24	100,000	99,962
Westpac Banking Corp., 2.85%, 5/13/26	1,850,000	1,767,796
Westpac Banking Corp., 5.46%, 11/18/27	827,000	841,292
		50,736,492
Beverages — 0.7%
Constellation Brands, Inc., 4.40%, 11/15/25	1,065,000	1,049,523
Constellation Brands, Inc., 4.35%, 5/9/27	160,000	156,553
Diageo Capital PLC, 5.30%, 10/24/27	800,000	809,993
		2,016,069
Biotechnology — 0.6%
AbbVie, Inc., 3.80%, 3/15/25	1,000,000	984,782
AbbVie, Inc., 3.20%, 5/14/26	610,000	587,394
Amgen, Inc., 5.25%, 3/2/25	100,000	99,773
Amgen, Inc., 3.125%, 5/1/25	200,000	194,949
		1,866,898
Broadline Retail — 0.5%
Amazon.com, Inc., 5.20%, 12/3/25	225,000	226,057
Amazon.com, Inc., 3.15%, 8/22/27	700,000	664,838
Amazon.com, Inc., 1.65%, 5/12/28	800,000	710,352
		1,601,247
Capital Markets — 5.4%
Ameriprise Financial, Inc., 5.70%, 12/15/28	1,550,000	1,595,022
ARES Management Corp., 6.375%, 11/10/28	1,000,000	1,042,705
Bank of New York Mellon Corp., 1.60%, 4/24/25	375,000	360,392
Bank of New York Mellon Corp., 3.35%, 4/25/25	825,000	807,004
Bank of New York Mellon Corp., 3.85%, 4/28/28	150,000	144,902
Brookfield Corp., 4.00%, 1/15/25	235,000	231,885
Brookfield Finance, Inc., 3.90%, 1/25/28	995,000	954,926
Charles Schwab Corp., 3.75%, 4/1/24	100,000	99,826
Charles Schwab Corp., 3.00%, 3/10/25	100,000	97,663
Charles Schwab Corp., 4.20%, 3/24/25	100,000	98,806
Charles Schwab Corp., 3.85%, 5/21/25	998,000	979,512
CME Group, Inc., 3.00%, 3/15/25	2,463,000	2,407,209
Goldman Sachs Group, Inc., 3.75%, 5/22/25	1,260,000	1,235,276
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,115,000	1,077,083
Intercontinental Exchange, Inc., 3.10%, 9/15/27	450,000	422,694
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	198,707
Jefferies Financial Group, Inc., 5.875%, 7/21/28	900,000	918,182
Lazard Group LLC, 3.75%, 2/13/25	712,000	698,945
Morgan Stanley, 4.00%, 7/23/25	385,000	378,477
Morgan Stanley, 3.125%, 7/27/26	540,000	515,232
Nasdaq, Inc., 5.65%, 6/28/25	415,000	416,507
State Street Corp., 3.55%, 8/18/25	1,519,000	1,488,795
47

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
UBS Group AG, 3.75%, 3/26/25	$300,000	$293,882
		16,463,632
Chemicals — 0.7%
Linde, Inc., 2.65%, 2/5/25	463,000	452,127
Mosaic Co., 5.375%, 11/15/28	1,400,000	1,411,455
Nutrien Ltd., 4.90%, 3/27/28	300,000	297,735
		2,161,317
Construction Materials — 0.4%
Vulcan Materials Co., 5.80%, 3/1/26	1,250,000	1,250,000
Consumer Finance — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	1,250,000	1,259,800
American Express Co., 2.25%, 3/4/25	450,000	435,905
American Express Co., 3.95%, 8/1/25	95,000	93,360
American Express Co., 4.90%, 2/13/26	270,000	269,236
		2,058,301
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp., 2.75%, 5/18/24	1,500,000	1,491,003
Dollar Tree, Inc., 4.00%, 5/15/25	1,293,000	1,270,204
Target Corp., 2.25%, 4/15/25	1,820,000	1,763,680
Walmart, Inc., 3.30%, 4/22/24	565,000	563,365
Walmart, Inc., 2.85%, 7/8/24	800,000	792,945
		5,881,197
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	96,000	94,192
Packaging Corp. of America, 3.65%, 9/15/24	800,000	790,797
		884,989
Diversified Consumer Services — 0.1%
Yale University, 0.87%, 4/15/25	300,000	286,242
Diversified REITs — 3.4%
Digital Realty Trust LP, 4.45%, 7/15/28	1,689,000	1,635,131
ERP Operating LP, 3.375%, 6/1/25	651,000	635,109
Essex Portfolio LP, 3.375%, 4/15/26	140,000	134,690
Essex Portfolio LP, 3.625%, 5/1/27	275,000	261,130
Extra Space Storage LP, 5.70%, 4/1/28	1,650,000	1,674,114
Host Hotels & Resorts LP, 3.875%, 4/1/24	850,000	848,470
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	1,950,000	1,707,168
Prologis LP, 3.25%, 10/1/26	295,000	281,652
Simon Property Group LP, 3.375%, 6/15/27	35,000	33,229
Simon Property Group LP, 3.375%, 12/1/27	525,000	495,495
Simon Property Group LP, 1.75%, 2/1/28	650,000	575,770
Ventas Realty LP, 3.85%, 4/1/27	700,000	667,587
WP Carey, Inc., 4.00%, 2/1/25	1,513,000	1,488,619
		10,438,164
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.10%, 2/15/28	165,000	159,180
Sprint Capital Corp., 6.875%, 11/15/28	250,000	266,084
		425,264
Electric Utilities — 3.0%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	2,413,000	2,379,297
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	1,800,000	1,686,972
48

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	$242,000	$232,608
Duke Energy Corp., 5.00%, 12/8/27	350,000	347,822
Edison International, 4.70%, 8/15/25	1,050,000	1,035,631
Edison International, 4.125%, 3/15/28(1)	750,000	717,145
Entergy Louisiana LLC, 2.40%, 10/1/26	450,000	420,558
Florida Power & Light Co., 5.05%, 4/1/28	550,000	554,355
Florida Power & Light Co., 4.40%, 5/15/28	100,000	98,229
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	116,000	105,898
Pacific Gas & Electric Co., 5.45%, 6/15/27	1,000,000	998,917
Southwestern Electric Power Co., 1.65%, 3/15/26	414,000	385,338
Union Electric Co., 2.95%, 6/15/27	85,000	79,774
		9,042,544
Electronic Equipment, Instruments and Components — 0.9%
Avnet, Inc., 4.625%, 4/15/26	285,000	278,951
Flex Ltd., 3.75%, 2/1/26	443,000	428,422
Jabil, Inc., 1.70%, 4/15/26	705,000	652,785
Jabil, Inc., 3.95%, 1/12/28	200,000	189,166
Keysight Technologies, Inc., 4.55%, 10/30/24	848,000	842,081
Trimble, Inc., 4.75%, 12/1/24	190,000	188,428
		2,579,833
Financial Services — 1.1%
Equitable Holdings, Inc., 4.35%, 4/20/28	1,465,000	1,411,694
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/28	1,047,000	990,834
UBS AG, 5.65%, 9/11/28	1,000,000	1,019,373
Voya Financial, Inc., 3.65%, 6/15/26	15,000	14,407
		3,436,308
Food Products — 0.9%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,494,000	1,415,257
Conagra Brands, Inc., 7.00%, 10/1/28	703,000	751,417
Hershey Co., 2.05%, 11/15/24	273,000	266,938
Hormel Foods Corp., 1.70%, 6/3/28	250,000	220,835
Kraft Heinz Foods Co., 4.625%, 1/30/29	200,000	196,535
		2,850,982
Gas Utilities — 0.5%
Southern California Gas Co., 3.15%, 9/15/24	1,450,000	1,431,292
Ground Transportation — 0.5%
Ryder System, Inc., 2.50%, 9/1/24	598,000	588,572
Ryder System, Inc., 3.35%, 9/1/25	624,000	605,240
Ryder System, Inc., 5.25%, 6/1/28	300,000	300,757
		1,494,569
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.95%, 3/15/25	450,000	440,314
Baxter International, Inc., 2.60%, 8/15/26	9,000	8,446
DH Europe Finance II SARL, 2.20%, 11/15/24	200,000	195,525
Medtronic Global Holdings SCA, 4.25%, 3/30/28	1,500,000	1,467,671
Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	100,000	97,872
		2,209,828
Health Care Providers and Services — 2.8%
Aetna, Inc., 3.50%, 11/15/24	1,140,000	1,122,891
Cardinal Health, Inc., 3.50%, 11/15/24	1,187,000	1,169,196
49

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
CVS Health Corp., 2.875%, 6/1/26	$70,000	$66,536
Elevance Health, Inc., 2.375%, 1/15/25	640,000	622,751
Elevance Health, Inc., 4.10%, 3/1/28	280,000	270,950
HCA, Inc., 5.25%, 6/15/26	305,000	303,201
HCA, Inc., 4.50%, 2/15/27	1,100,000	1,076,863
HCA, Inc., 5.625%, 9/1/28	350,000	352,819
Humana, Inc., 5.70%, 3/13/26	1,350,000	1,340,145
Humana, Inc., 5.75%, 12/1/28	160,000	163,483
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,300,000	1,274,451
McKesson Corp., 4.90%, 7/15/28	300,000	300,160
Quest Diagnostics, Inc., 3.45%, 6/1/26	627,000	603,457
		8,666,903
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc., 3.65%, 3/15/25	425,000	417,913
Booking Holdings, Inc., 3.60%, 6/1/26	1,385,000	1,342,594
Expedia Group, Inc., 4.625%, 8/1/27	1,593,000	1,559,761
Hyatt Hotels Corp., 4.85%, 3/15/26	1,015,000	1,003,524
Starbucks Corp., 3.80%, 8/15/25	543,000	531,868
		4,855,660
Household Durables — 1.0%
Lennar Corp., 4.75%, 5/30/25	900,000	891,324
Lennar Corp., 5.25%, 6/1/26	600,000	599,318
Lennar Corp., 4.75%, 11/29/27	235,000	231,395
PulteGroup, Inc., 5.00%, 1/15/27	1,450,000	1,444,178
		3,166,215
Household Products — 0.2%
Clorox Co., 3.90%, 5/15/28	550,000	530,010
Industrial Conglomerates — 0.5%
3M Co., 2.65%, 4/15/25	1,600,000	1,549,416
Eaton Corp., 4.35%, 5/18/28	60,000	59,117
		1,608,533
Insurance — 1.6%
Allstate Corp., 0.75%, 12/15/25	1,550,000	1,430,915
Brown & Brown, Inc., 4.20%, 9/15/24	85,000	84,219
Chubb INA Holdings, Inc., 3.35%, 5/15/24	1,350,000	1,343,944
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,010,000	988,355
Lincoln National Corp., 3.80%, 3/1/28	300,000	285,604
Willis North America, Inc., 4.50%, 9/15/28	900,000	869,596
		5,002,633
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 3.50%, 8/15/27	1,650,000	1,581,883
Meta Platforms, Inc., 4.60%, 5/15/28	250,000	248,986
		1,830,869
IT Services — 1.0%
International Business Machines Corp., 7.00%, 10/30/25	500,000	516,279
International Business Machines Corp., 4.50%, 2/6/28	750,000	739,833
VeriSign, Inc., 5.25%, 4/1/25	1,850,000	1,843,961
		3,100,073
50

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	$2,150,000	$2,163,658
Machinery — 1.1%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	907,000	867,629
CNH Industrial Capital LLC, 5.50%, 1/12/29	420,000	426,028
Cummins, Inc., 0.75%, 9/1/25	1,200,000	1,126,170
John Deere Capital Corp., 4.95%, 7/14/28	560,000	563,358
PACCAR Financial Corp., 4.95%, 8/10/28	340,000	342,616
		3,325,801
Media — 1.0%
Comcast Corp., 3.375%, 8/15/25	1,946,000	1,901,143
Comcast Corp., 3.15%, 2/15/28	500,000	469,084
Discovery Communications LLC, 4.90%, 3/11/26	795,000	783,047
		3,153,274
Metals and Mining — 1.0%
ArcelorMittal SA, 4.55%, 3/11/26	480,000	473,024
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	485,000	497,219
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	1,750,000	1,738,977
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	195,000	196,301
		2,905,521
Multi-Utilities — 0.5%
Black Hills Corp., 3.15%, 1/15/27	242,000	229,229
Consumers Energy Co., 4.65%, 3/1/28	1,050,000	1,044,579
National Grid PLC, 5.60%, 6/12/28	120,000	121,575
Sempra, 3.25%, 6/15/27	64,000	60,256
		1,455,639
Oil, Gas and Consumable Fuels — 6.4%
Boardwalk Pipelines LP, 4.45%, 7/15/27	900,000	877,557
BP Capital Markets America, Inc., 3.02%, 1/16/27	1,075,000	1,021,766
BP Capital Markets America, Inc., 3.59%, 4/14/27	1,100,000	1,057,947
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,435,000	1,429,093
Chevron Corp., 2.90%, 3/3/24	66,000	66,000
Continental Resources, Inc., 4.375%, 1/15/28	500,000	480,931
Coterra Energy, Inc., 3.90%, 5/15/27	75,000	72,162
DCP Midstream Operating LP, 5.625%, 7/15/27	250,000	251,077
Enbridge, Inc., 5.97%, 3/8/26	300,000	299,920
Enbridge, Inc., 4.25%, 12/1/26	460,000	450,298
Energy Transfer LP, 4.75%, 1/15/26	888,000	878,118
Energy Transfer LP, 5.50%, 6/1/27	557,000	559,199
Energy Transfer LP, 5.55%, 2/15/28	900,000	907,816
Enterprise Products Operating LLC, 3.75%, 2/15/25	100,000	98,383
Equinor ASA, 3.70%, 3/1/24	841,000	841,000
Equinor ASA, 7.25%, 9/23/27	487,000	524,602
Exxon Mobil Corp., 2.99%, 3/19/25	1,000,000	977,636
Kinder Morgan, Inc., 4.30%, 3/1/28	495,000	480,387
Marathon Oil Corp., 4.40%, 7/15/27	1,394,000	1,354,827
ONEOK, Inc., 5.65%, 11/1/28	250,000	254,510
Phillips 66, 3.85%, 4/9/25	630,000	619,410
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	1,270,000	1,246,136
Targa Resources Corp., 5.20%, 7/1/27	1,350,000	1,343,966
51

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	$300,000	$309,279
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	250,000	262,853
TotalEnergies Capital International SA, 2.43%, 1/10/25	1,025,000	1,001,687
TransCanada PipeLines Ltd., 6.20%, 3/9/26	300,000	300,007
Williams Cos., Inc., 4.00%, 9/15/25	1,588,000	1,557,652
		19,524,219
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	98,000	95,552
Estee Lauder Cos., Inc., 4.375%, 5/15/28	85,000	83,617
Kenvue, Inc., 5.50%, 3/22/25	2,100,000	2,104,847
Kenvue, Inc., 5.05%, 3/22/28	145,000	145,993
		2,430,009
Pharmaceuticals — 2.6%
Astrazeneca Finance LLC, 0.70%, 5/28/24	650,000	642,641
Astrazeneca Finance LLC, 1.20%, 5/28/26	499,000	459,090
Bristol-Myers Squibb Co., 2.90%, 7/26/24	431,000	426,493
Bristol-Myers Squibb Co., 3.45%, 11/15/27	1,000,000	954,392
GlaxoSmithKline Capital PLC, 3.00%, 6/1/24	537,000	533,510
Novartis Capital Corp., 1.75%, 2/14/25	1,663,000	1,610,424
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	550,000	539,551
Pfizer, Inc., 2.95%, 3/15/24	1,205,000	1,204,084
Royalty Pharma PLC, 1.20%, 9/2/25	1,570,000	1,470,512
		7,840,697
Real Estate Management and Development — 0.2%
CBRE Services, Inc., 4.875%, 3/1/26	559,000	552,973
Residential REITs — 1.3%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,225,000	1,170,277
Camden Property Trust, 4.10%, 10/15/28	1,000,000	963,709
UDR, Inc., 3.50%, 7/1/27	801,000	752,968
UDR, Inc., 4.40%, 1/26/29	1,000,000	957,568
		3,844,522
Retail REITs — 1.7%
Federal Realty OP LP, 3.25%, 7/15/27	1,200,000	1,119,162
Kimco Realty OP LLC, 3.30%, 2/1/25	1,188,000	1,162,561
NNN REIT, Inc., 3.50%, 10/15/27	650,000	610,537
Realty Income Corp., 3.875%, 4/15/25	1,680,000	1,651,441
Realty Income Corp., 3.95%, 8/15/27	300,000	289,913
Realty Income Corp., 2.10%, 3/15/28	250,000	222,076
		5,055,690
Semiconductors and Semiconductor Equipment — 2.6%
Analog Devices, Inc., 1.70%, 10/1/28	250,000	218,450
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,510,000	1,459,617
Broadcom, Inc., 3.15%, 11/15/25	100,000	96,527
Intel Corp., 3.40%, 3/25/25	1,350,000	1,324,249
Intel Corp., 4.875%, 2/10/28	1,150,000	1,147,776
Lam Research Corp., 3.80%, 3/15/25	800,000	788,393
Marvell Technology, Inc., 1.65%, 4/15/26	380,000	352,729
Micron Technology, Inc., 4.98%, 2/6/26	795,000	791,294
Micron Technology, Inc., 4.19%, 2/15/27	900,000	875,229
52

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Xilinx, Inc., 2.95%, 6/1/24	$950,000	$943,442
		7,997,706
Software — 0.2%
Intuit, Inc., 5.125%, 9/15/28	100,000	101,321
Oracle Corp., 2.50%, 4/1/25	650,000	629,477
		730,798
Specialized REITs — 1.3%
American Tower Corp., 3.65%, 3/15/27	825,000	788,882
American Tower Corp., 3.55%, 7/15/27	766,000	726,353
Crown Castle, Inc., 4.45%, 2/15/26	1,325,000	1,300,705
Crown Castle, Inc., 3.70%, 6/15/26	92,000	88,626
Crown Castle, Inc., 4.00%, 3/1/27	230,000	221,650
Crown Castle, Inc., 4.80%, 9/1/28	315,000	307,686
Crown Castle, Inc., 5.60%, 6/1/29	200,000	201,302
Equinix, Inc., 1.45%, 5/15/26	300,000	276,171
		3,911,375
Specialty Retail — 1.1%
AutoNation, Inc., 3.50%, 11/15/24	800,000	787,593
AutoZone, Inc., 3.625%, 4/15/25	300,000	294,573
AutoZone, Inc., 3.75%, 6/1/27	438,000	420,921
AutoZone, Inc., 6.25%, 11/1/28	130,000	135,273
Lowe's Cos., Inc., 1.70%, 9/15/28	200,000	173,873
Ross Stores, Inc., 4.60%, 4/15/25	1,488,000	1,473,896
		3,286,129
Technology Hardware, Storage and Peripherals — 1.6%
Apple, Inc., 3.45%, 5/6/24	1,750,000	1,743,755
Apple, Inc., 1.125%, 5/11/25	750,000	716,295
Apple, Inc., 4.42%, 5/8/26	150,000	149,398
Dell International LLC/EMC Corp., 6.02%, 6/15/26	656,000	663,387
Dell International LLC/EMC Corp., 4.90%, 10/1/26	225,000	223,007
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,529,000	1,519,119
		5,014,961
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp., 3.75%, 9/15/25	1,570,000	1,534,982
Trading Companies and Distributors — 0.3%
Air Lease Corp., 3.25%, 3/1/25	850,000	830,123
Air Lease Corp., 2.875%, 1/15/26	50,000	47,706
		877,829
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 4.125%, 5/30/25	170,000	167,306
TOTAL CORPORATE BONDS (Cost $235,230,488)		234,073,592
U.S. TREASURY SECURITIES — 19.8%
U.S. Treasury Notes, 2.375%, 8/15/24	2,100,000	2,072,402
U.S. Treasury Notes, 2.125%, 9/30/24	2,250,000	2,209,984
U.S. Treasury Notes, 1.50%, 10/31/24	2,150,000	2,098,249
U.S. Treasury Notes, 1.50%, 11/30/24(2)	2,220,000	2,160,243
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,932,895
U.S. Treasury Notes, 1.50%, 2/15/25	2,000,000	1,932,824
U.S. Treasury Notes, 2.75%, 2/28/25	1,500,000	1,466,790
U.S. Treasury Notes, 0.375%, 9/30/27	3,000,000	2,608,008
53

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
U.S. Treasury Notes, 0.625%, 11/30/27	$4,985,000	$4,350,873
U.S. Treasury Notes, 0.75%, 1/31/28	5,250,000	4,579,087
U.S. Treasury Notes, 1.125%, 2/29/28	6,400,000	5,655,000
U.S. Treasury Notes, 1.25%, 4/30/28	6,370,000	5,631,976
U.S. Treasury Notes, 1.25%, 6/30/28	6,800,000	5,986,391
U.S. Treasury Notes, 1.00%, 7/31/28	5,800,000	5,037,957
U.S. Treasury Notes, 3.125%, 11/15/28	3,625,000	3,447,148
U.S. Treasury Notes, 1.375%, 12/31/28	6,225,000	5,444,322
U.S. Treasury Notes, 1.75%, 1/31/29	4,175,000	3,712,162
TOTAL U.S. TREASURY SECURITIES (Cost $61,100,250)		60,326,311
U.S. GOVERNMENT AGENCY SECURITIES — 2.1%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	51,000	50,534
Federal Farm Credit Banks Funding Corp., 4.625%, 12/5/24	116,000	115,536
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	250,000	241,764
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	198,000	197,472
FHLB, 5.42%, 3/6/24	600,000	599,988
FHLB, 1.50%, 8/15/24	170,000	167,051
FHLB, 3.25%, 11/16/28	700,000	670,362
FHLMC, 5.31%, 11/15/24	750,000	749,670
FHLMC, 4.00%, 11/25/24	550,000	545,508
FHLMC, 0.375%, 7/21/25	115,000	108,290
FNMA, 2.625%, 9/6/24	875,000	863,353
FNMA, 1.625%, 1/7/25	250,000	242,780
FNMA, 0.50%, 6/17/25	750,000	709,845
Tennessee Valley Authority, 0.75%, 5/15/25	211,000	200,738
Tennessee Valley Authority, 3.875%, 3/15/28	900,000	886,569
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,383,577)		6,349,460
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Sweden — 0.3%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	495,306
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	326,564
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $830,475)		821,870
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $559,190)	559,190	559,190
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $304,103,980)		302,130,423
OTHER ASSETS AND LIABILITIES — 0.8%		2,496,413
TOTAL NET ASSETS — 100.0%		$304,626,836

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	50	June 2024	$5,345,313	$5,278
^Amount represents value and unrealized appreciation (depreciation).

54

Avantis Short-Term Fixed Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $537,381. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $152,774.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $559,190.

See Notes to Financial Statements.
55

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value (cost of $801,679,977 and $138,390,843, respectively) — including $8,442,854 and $—, respectively, of securities on loan	$790,268,708	$138,793,265
Investment made with cash collateral received for securities on loan, at value (cost of $8,718,245 and $—, respectively)	8,718,245	—
Total investment securities, at value (cost of $810,398,222 and $138,390,843, respectively)	798,986,953	138,793,265
Cash	3,586,041	—
Receivable for investments sold	46,303,249	—
Receivable for capital shares sold	2,048,585	—
Receivable for variation margin on futures contracts	35,770	—
Receivable for variation margin on swap agreements	4,686	—
Interest receivable	6,164,066	1,588,871
Securities lending receivable	5,710	—
	857,135,060	140,382,136

Liabilities
Payable for collateral received for securities on loan	8,718,245	—
Payable for investments purchased	180,500,353	448,955
Accrued management fees	78,893	16,611
	189,297,491	465,566

Net Assets	$667,837,569	$139,916,570

Shares outstanding (unlimited number of shares authorized)	16,300,000	3,000,000

Net Asset Value Per Share	$40.97	$46.64

Net Assets Consist of:
Capital paid in	$697,254,164	$139,443,827
Distributable earnings (loss)	(29,416,595)	472,743
	$667,837,569	$139,916,570

See Notes to Financial Statements.
56

FEBRUARY 29, 2024 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value (cost of $303,544,790) — including $537,381 of securities on loan	$301,571,233
Investment made with cash collateral received for securities on loan, at value (cost of $559,190)	559,190
Total investment securities, at value (cost of $304,103,980)	302,130,423
Cash	1,091,098
Receivable for capital shares sold	2,307,121
Receivable for variation margin on futures contracts	781
Interest receivable	2,780,420
Securities lending receivable	513
308,310,356

Liabilities
Payable for collateral received for securities on loan	559,190
Payable for investments purchased	3,089,727
Accrued management fees	34,603
3,683,520

Net Assets	$304,626,836

Shares outstanding (unlimited number of shares authorized)	6,600,000

Net Asset Value Per Share	$46.16

Net Assets Consist of:
Capital paid in	$308,802,625
Distributable earnings (loss)	(4,175,789)
$304,626,836

See Notes to Financial Statements.
57

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$14,411,637	$1,895,995
Securities lending, net	29,752	—
	14,441,389	1,895,995
Expenses:
Management fees	454,352	87,970
Other expenses	14,188	—
	468,540	87,970

Net investment income (loss)	13,972,849	1,808,025

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,925,493)	(282,813)
Futures contract transactions	(187,325)	—
Swap agreement transactions	106,591	—
	(3,006,227)	(282,813)

Change in net unrealized appreciation (depreciation) on:
Investments	7,034,767	3,356,594
Futures contracts	(56,145)	—
Swap agreements	33,169	—
	7,011,791	3,356,594

Net realized and unrealized gain (loss)	4,005,564	3,073,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,978,413	$4,881,806

See Notes to Financial Statements.
58

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$5,854,490
Securities lending, net	2,227
5,856,717
Expenses:
Management fees	196,975
Other expenses	315
197,290

Net investment income (loss)	5,659,427

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(302,204)
Futures contract transactions	(4,985)
(307,189)

Change in net unrealized appreciation (depreciation) on:
Investments	1,985,336
Futures contracts	(39,750)
1,945,586

Net realized and unrealized gain (loss)	1,638,397

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,297,824

See Notes to Financial Statements.
59

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis Core Fixed Income ETF		Avantis Core Municipal Fixed Income ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$13,972,849	$14,322,040	$1,808,025	$1,606,061
Net realized gain (loss)	(3,006,227)	(14,453,614)	(282,813)	(41,515)
Change in net unrealized appreciation (depreciation)	7,011,791	(89,147)	3,356,594	(277,807)
Net increase (decrease) in net assets resulting from operations	17,978,413	(220,721)	4,881,806	1,286,739

Distributions to Shareholders
From earnings	(13,426,385)	(12,947,460)	(1,618,640)	(1,437,620)

Capital Share Transactions
Proceeds from shares sold	171,774,740	306,161,799	49,847,795	50,339,950
Payments for shares redeemed	(22,710,425)	(27,914,250)	—	—
Other capital	3,775	6,416	60,100	57,527
Net increase (decrease) in net assets from capital share transactions	149,068,090	278,253,965	49,907,895	50,397,477

Net increase (decrease) in net assets	153,620,118	265,085,784	53,171,061	50,246,596

Net Assets
Beginning of period	514,217,451	249,131,667	86,745,509	36,498,913
End of period	$667,837,569	$514,217,451	$139,916,570	$86,745,509

Transactions in Shares of the Funds
Sold	4,250,000	7,450,000	1,100,000	1,100,000
Redeemed	(550,000)	(700,000)	—	—
Net increase (decrease) in shares of the funds	3,700,000	6,750,000	1,100,000	1,100,000

See Notes to Financial Statements.
60

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis Short-Term Fixed Income ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$5,659,427	$7,292,366
Net realized gain (loss)	(307,189)	(2,450,954)
Change in net unrealized appreciation (depreciation)	1,945,586	52,171
Net increase (decrease) in net assets resulting from operations	7,297,824	4,893,583

Distributions to Shareholders
From earnings	(5,498,745)	(6,495,520)

Capital Share Transactions
Proceeds from shares sold	55,273,500	162,951,075
Other capital	598	2,647
Net increase (decrease) in net assets from capital share transactions	55,274,098	162,953,722

Net increase (decrease) in net assets	57,073,177	161,351,785

Net Assets
Beginning of period	247,553,659	86,201,874
End of period	$304,626,836	$247,553,659

Transactions in Shares of the Funds
Sold	1,200,000	3,550,000

See Notes to Financial Statements.
61

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.  Avantis Core Fixed Income ETF, Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF is to seek to maximize total return.  Avantis Core Municipal Fixed Income ETF’s investment objective is to seek current income that is exempt from federal income tax.  Shares of the funds are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Core Fixed Income ETF
Corporate Bonds	$8,718,245	—	—	—	$8,718,245
Gross amount of recognized liabilities for securities lending transactions					$8,718,245
Avantis Short-Term Fixed Income ETF
Corporate Bonds	$559,190	—	—	—	$559,190
Gross amount of recognized liabilities for securities lending transactions					$559,190
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Short-Term Fixed Income ETF	0.15%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$1,010,954,209	—	$4,989,541
Purchases of other investment securities	$19,871,484	$42,242,287	$36,303,277
Total Purchases	$1,030,825,693	$42,242,287	$41,292,818

Sales of U.S. Treasury and Government Agency obligations	$997,066,275	—	$24,363,945
Sales of other investment securities	$27,728,904	$8,345,034	$11,838,852
Total Sales	$1,024,795,179	$8,345,034	$36,202,797

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 29, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF	$159,913,644	$16,388,142	$485,805
Avantis Core Municipal Fixed Income ETF	$15,736,711	—	—
Avantis Short-Term Fixed Income ETF	$53,836,165	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Core Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$419,347,006	—
U.S. Treasury Securities	—	164,137,159	—
U.S. Government Agency Mortgage-Backed Securities	—	129,527,368	—
U.S. Government Agency Securities	—	8,801,211	—
Sovereign Governments and Agencies	—	2,082,373	—
Short-Term Investments	$8,718,245	66,373,591	—
	$8,718,245	$790,268,708	—
Other Financial Instruments
Futures Contracts	$40,564	—	—
Swap Agreements	—	$271,612	—
	$40,564	$271,612	—

Avantis Core Municipal Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$138,317,399	—
Short-Term Investments	$475,866	—	—
	$475,866	$138,317,399	—

Avantis Short-Term Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$234,073,592	—
U.S. Treasury Securities	—	60,326,311	—
U.S. Government Agency Securities	—	6,349,460	—
Sovereign Governments and Agencies	—	821,870	—
Short-Term Investments	$559,190	—	—
	$559,190	$301,571,233	—

Other Financial Instruments
Futures Contracts	$5,278	—	—

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7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Avantis Core Fixed Income ETF	$12,000,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income ETF	$8,200,526	$2,609,781
Avantis Short-Term Fixed Income ETF	$5,339,648	—
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Value of Derivative Instruments as of February 29, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	$4,686	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	35,770	Payable for variation margin on futures contracts*	—
		$40,456		—
Avantis Short-Term Fixed Income ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	$781	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$106,591	Change in net unrealized appreciation (depreciation) on swap agreements	$33,169
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(187,325)	Change in net unrealized appreciation (depreciation) on futures contracts	(56,145)
		$(80,734)		$(22,976)
Avantis Short-Term Fixed Income ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(4,985)	Change in net unrealized appreciation (depreciation) on futures contracts	$(39,750)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$811,122,622	$138,390,843	$304,103,980
Gross tax appreciation of investments	$2,159,999	$1,929,911	$510,344
Gross tax depreciation of investments	(14,295,668)	(1,527,489)	(2,483,901)
Net tax appreciation (depreciation) of investments	$(12,135,669)	$402,422	$(1,973,557)

For Avantis Core Fixed Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF.

As of August 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Core Fixed Income ETF	$(11,576,914)	$(5,777,839)
Avantis Core Municipal Fixed Income ETF	$(10,141)	$(36,330)
Avantis Short-Term Fixed Income ETF	$(1,238,809)	$(1,721,457)
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2024(4)	$40.81	0.93	0.14	1.07	(0.91)	0.00(5)	$40.97	2.68%	0.15%	4.62%	169%	$667,838
2023	$42.59	1.62	(1.92)	(0.30)	(1.48)	0.00(5)	$40.81	(0.67)%	0.15%	3.91%	346%	$514,217
2022	$49.67	0.94	(7.28)	(6.34)	(0.74)	0.00(5)	$42.59	(12.86)%	0.15%	2.09%	382%	$249,132
2021(6)	$50.00	0.51	(0.43)	0.08	(0.41)	0.00(5)	$49.67	0.15%	0.15%	1.17%	185%	$69,534

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2024(4)	$45.66	0.70	0.90	1.60	(0.64)	0.02	$46.64	3.60%	0.15%	3.09%	7%	$139,917
2023	$45.62	1.11	(0.13)	0.98	(0.98)	0.04	$45.66	2.22%	0.15%	2.42%	6%	$86,746
2022	$50.25	0.48	(4.69)	(4.21)	(0.44)	0.02	$45.62	(8.36)%	0.15%	1.01%	2%	$36,499
2021(5)	$50.00	0.26	0.17	0.43	(0.21)	0.03	$50.25	0.93%	0.15%	0.70%	14%	$27,637

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)December 8, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2024(4)	$45.84	0.99	0.31	1.30	(0.98)	0.00(5)	$46.16	2.85%	0.15%	4.32%	14%	$304,627
2023	$46.60	1.70	(0.96)	0.74	(1.50)	0.00(5)	$45.84	1.63%	0.15%	3.69%	59%	$247,554
2022	$50.00	0.57	(3.52)	(2.95)	(0.45)	0.00(5)	$46.60	(5.92)%	0.15%	1.18%	38%	$86,202
2021(6)	$50.00	0.18	(0.02)	0.16	(0.16)	0.00(5)	$50.00	0.33%	0.15%	0.40%	49%	$32,499

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.
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Notes

74

Notes

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Notes

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96957 2404

Semiannual Report

February 29, 2024

Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Large Cap Value Fund
Institutional Class (AVLVX)
G Class (ALCEX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Rights	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.2)%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	7.3%
Software	7.0%
Semiconductors and Semiconductor Equipment	6.5%
Banks	5.4%
Interactive Media and Services	5.0%

3

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Large Cap Value Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(6.2)%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	11.8%
Banks	7.1%
Consumer Staples Distribution & Retail	5.7%
Insurance	5.4%
Interactive Media and Services	5.0%
4

Fund Characteristics

FEBRUARY 29, 2024

Avantis U.S. Small Cap Value Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Short-Term Investments	1.4%
Other Assets and Liabilities	(0.6)%

Top Five Industries	% of net assets
Banks	15.0%
Oil, Gas and Consumable Fuels	12.8%
Household Durables	6.2%
Specialty Retail	6.0%
Trading Companies and Distributors	4.6%
5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class's. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
6

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis U.S. Equity Fund
Actual
Institutional Class	$1,000	$1,130.80	$0.85	0.16%
G Class	$1,000	$1,131.60	$0.05	0.01%
Hypothetical
Institutional Class	$1,000	$1,024.07	$0.81	0.16%
G Class	$1,000	$1,024.81	$0.05	0.01%
Avantis U.S. Large Cap Value Fund
Actual
Institutional Class	$1,000	$1,131.60	$0.79	0.15%
G Class	$1,000	$1,133.30	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,024.12	$0.75	0.15%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
Avantis U.S. Small Cap Value Fund
Actual
Institutional Class	$1,000	$ 1,111.60	$1.31	0.25%
G Class	$1,000	$ 1,112.80	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.62	$1.26	0.25%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
7

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Equity Fund
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.9%
AAR Corp.(1)	1,155	$77,131
AerSale Corp.(1)	635	5,613
Axon Enterprise, Inc.(1)	566	173,971
Boeing Co.(1)	3,414	695,500
BWX Technologies, Inc.	3,255	328,202
Cadre Holdings, Inc.	814	29,247
Curtiss-Wright Corp.	474	111,992
Ducommun, Inc.(1)	89	4,247
General Dynamics Corp.	1,113	304,127
HEICO Corp.	281	54,345
HEICO Corp., Class A	538	83,707
Hexcel Corp.	1,272	94,713
Howmet Aerospace, Inc.	2,552	169,836
Huntington Ingalls Industries, Inc.	493	143,769
Kaman Corp.	710	32,525
Kratos Defense & Security Solutions, Inc.(1)	5,587	101,907
L3Harris Technologies, Inc.	689	145,834
Lockheed Martin Corp.	2,429	1,040,195
Mercury Systems, Inc.(1)	629	18,788
National Presto Industries, Inc.	103	7,965
Northrop Grumman Corp.	808	372,504
RTX Corp.	8,595	770,714
Spirit AeroSystems Holdings, Inc., Class A(1)	840	24,024
Textron, Inc.	5,466	486,857
TransDigm Group, Inc.	384	452,252
Triumph Group, Inc.(1)	528	7,339
Virgin Galactic Holdings, Inc.(1)	1,367	2,379
Woodward, Inc.	1,167	165,119
		5,904,802
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	4,921	59,397
CH Robinson Worldwide, Inc.	2,453	181,718
Expeditors International of Washington, Inc.	7,330	876,668
FedEx Corp.	6,629	1,650,422
Forward Air Corp.	1,680	62,378
GXO Logistics, Inc.(1)	748	38,717
Hub Group, Inc., Class A(1)	3,940	167,568
Radiant Logistics, Inc.(1)	3,821	22,162
United Parcel Service, Inc., Class B	15,712	2,329,461
		5,388,491
Automobile Components — 0.5%
Adient PLC(1)	723	24,539
American Axle & Manufacturing Holdings, Inc.(1)	10,320	71,414
8

Avantis U.S. Equity Fund
	Shares	Value
Aptiv PLC(1)	4,839	$384,652
Autoliv, Inc.	4,573	530,605
BorgWarner, Inc.	11,747	365,684
Cooper-Standard Holdings, Inc.(1)	132	1,856
Dana, Inc.	8,975	112,188
Fox Factory Holding Corp.(1)	1,021	51,652
Gentex Corp.	7,073	258,377
Goodyear Tire & Rubber Co.(1)	22,093	262,465
LCI Industries	1,525	192,119
Lear Corp.	3,021	414,934
Luminar Technologies, Inc.(1)(2)	3,455	8,257
Modine Manufacturing Co.(1)	3,729	334,529
Motorcar Parts of America, Inc.(1)	233	2,095
Patrick Industries, Inc.	1,548	185,667
Phinia, Inc.	2,063	70,596
QuantumScape Corp.(1)(2)	2,508	15,725
Standard Motor Products, Inc.	889	28,235
Stoneridge, Inc.(1)	1,089	19,134
Visteon Corp.(1)	1,495	169,114
XPEL, Inc.(1)	479	25,186
		3,529,023
Automobiles — 1.0%
Ford Motor Co.	125,031	1,555,386
General Motors Co.	31,371	1,285,584
Harley-Davidson, Inc.	4,686	169,961
Lucid Group, Inc.(1)(2)	4,717	15,566
Rivian Automotive, Inc., Class A(1)	16,870	190,968
Tesla, Inc.(1)	16,002	3,230,484
Thor Industries, Inc.	2,911	373,132
Winnebago Industries, Inc.	2,003	143,675
		6,964,756
Banks — 5.4%
1st Source Corp.	704	35,045
ACNB Corp.	274	9,656
Amalgamated Financial Corp.	1,351	31,181
Amerant Bancorp, Inc.	864	18,308
American National Bankshares, Inc.	384	17,326
Ameris Bancorp	2,850	132,040
Arrow Financial Corp.	634	15,203
Associated Banc-Corp.	5,383	112,182
Atlantic Union Bankshares Corp.	2,703	89,902
Axos Financial, Inc.(1)	3,548	184,922
Banc of California, Inc.	5,109	74,745
BancFirst Corp.	807	70,806
Bancorp, Inc.(1)	3,207	143,160
Bank First Corp.	345	29,843
Bank of America Corp.	82,512	2,848,314
Bank of Hawaii Corp.	2,516	151,664
Bank of Marin Bancorp	324	5,382
Bank of NT Butterfield & Son Ltd.	3,115	93,107
Bank OZK	5,320	233,016
9

Avantis U.S. Equity Fund
	Shares	Value
BankUnited, Inc.	4,393	$117,820
Banner Corp.	1,788	78,386
Bar Harbor Bankshares	500	12,610
BayCom Corp.	385	7,708
BCB Bancorp, Inc.	593	6,221
Berkshire Hills Bancorp, Inc.	1,551	33,331
Blue Foundry Bancorp(1)	1,039	9,787
Blue Ridge Bankshares, Inc.(2)	811	1,987
BOK Financial Corp.	625	53,131
Bridgewater Bancshares, Inc.(1)	809	9,587
Brookline Bancorp, Inc.	3,642	35,582
Business First Bancshares, Inc.	1,148	25,773
Byline Bancorp, Inc.	2,033	42,368
Cadence Bank	10,292	284,883
Cambridge Bancorp	292	18,472
Camden National Corp.	451	14,333
Capital City Bank Group, Inc.	375	10,631
Capstar Financial Holdings, Inc.	717	13,444
Carter Bankshares, Inc.(1)	1,318	17,398
Cathay General Bancorp	4,163	162,565
Central Pacific Financial Corp.	1,144	21,347
Central Valley Community Bancorp	384	7,177
Citigroup, Inc.	23,632	1,311,340
Citizens & Northern Corp.	211	3,874
Citizens Financial Group, Inc.	10,986	344,851
City Holding Co.	831	83,499
Civista Bancshares, Inc.	218	3,274
CNB Financial Corp.	770	15,392
Coastal Financial Corp.(1)	338	12,976
Columbia Banking System, Inc.	9,863	178,520
Columbia Financial, Inc.(1)	962	16,094
Comerica, Inc.	7,992	394,645
Commerce Bancshares, Inc.	3,442	179,122
Community Bank System, Inc.	868	39,320
Community Trust Bancorp, Inc.	566	22,504
ConnectOne Bancorp, Inc.	2,498	49,435
CrossFirst Bankshares, Inc.(1)	1,628	20,952
Cullen/Frost Bankers, Inc.	1,998	216,803
Customers Bancorp, Inc.(1)	2,451	133,114
CVB Financial Corp.	6,499	110,613
Dime Community Bancshares, Inc.	1,799	33,713
Eagle Bancorp, Inc.	926	22,057
East West Bancorp, Inc.	7,903	575,813
Eastern Bankshares, Inc.	4,723	61,021
Enterprise Bancorp, Inc.	150	4,065
Enterprise Financial Services Corp.	1,483	59,201
Equity Bancshares, Inc., Class A	592	18,843
Esquire Financial Holdings, Inc.	648	32,905
Farmers & Merchants Bancorp, Inc.	511	10,322
Farmers National Banc Corp.	1,110	14,963
FB Financial Corp.	1,499	53,424
10

Avantis U.S. Equity Fund
	Shares	Value
Fifth Third Bancorp	30,475	$1,046,511
Financial Institutions, Inc.	648	11,897
First BanCorp	12,702	215,680
First Bancorp, Inc.	69	1,630
First Bancorp/Southern Pines NC	1,391	47,461
First Bancshares, Inc.	1,363	33,843
First Busey Corp.	3,157	72,800
First Business Financial Services, Inc.	296	10,443
First Citizens BancShares, Inc., Class A	340	535,095
First Commonwealth Financial Corp.	4,663	60,759
First Community Bankshares, Inc.	569	18,857
First Financial Bancorp	4,130	89,621
First Financial Bankshares, Inc.	2,602	80,506
First Financial Corp.	358	13,328
First Foundation, Inc.	1,202	9,532
First Hawaiian, Inc.	4,378	91,763
First Horizon Corp.	13,829	194,989
First Internet Bancorp	270	8,416
First Interstate BancSystem, Inc., Class A	2,212	58,220
First Merchants Corp.	3,240	107,568
First Mid Bancshares, Inc.	1,377	41,723
First of Long Island Corp.	821	9,146
Five Star Bancorp	297	7,048
Flushing Financial Corp.	915	11,749
FNB Corp.	12,513	166,923
FS Bancorp, Inc.	140	4,672
Fulton Financial Corp.	7,181	110,587
German American Bancorp, Inc.	1,247	39,231
Glacier Bancorp, Inc.	1,729	64,699
Great Southern Bancorp, Inc.	358	18,666
Hancock Whitney Corp.	4,998	217,913
Hanmi Financial Corp.	1,345	20,323
HarborOne Bancorp, Inc.	1,993	20,289
HBT Financial, Inc.	763	14,543
Heartland Financial USA, Inc.	1,662	56,508
Heritage Commerce Corp.	3,367	27,912
Heritage Financial Corp.	1,917	35,177
Hilltop Holdings, Inc.	1,799	55,553
Hingham Institution For Savings The	30	5,039
Home Bancorp, Inc.	231	8,489
Home BancShares, Inc.	5,235	122,813
HomeStreet, Inc.	686	9,570
HomeTrust Bancshares, Inc.	196	5,145
Hope Bancorp, Inc.	5,537	60,741
Horizon Bancorp, Inc.	1,083	13,039
Huntington Bancshares, Inc.	55,060	717,982
Independent Bank Corp.	1,357	70,795
Independent Bank Corp. (Michigan)	1,490	36,430
Independent Bank Group, Inc.	1,293	56,543
International Bancshares Corp.	3,436	178,294
JPMorgan Chase & Co.	39,112	7,277,179
11

Avantis U.S. Equity Fund
	Shares	Value
Kearny Financial Corp.	2,765	$17,585
KeyCorp	38,484	549,167
Lakeland Bancorp, Inc.	2,406	28,102
Lakeland Financial Corp.	832	52,998
Live Oak Bancshares, Inc.	1,607	63,830
M&T Bank Corp.	5,750	803,505
Macatawa Bank Corp.	1,412	13,838
Mercantile Bank Corp.	568	20,925
Metrocity Bankshares, Inc.	862	20,947
Metropolitan Bank Holding Corp.(1)	954	37,406
Mid Penn Bancorp, Inc.	311	6,540
Midland States Bancorp, Inc.	1,052	25,616
MidWestOne Financial Group, Inc.	488	11,185
MVB Financial Corp.	145	3,104
National Bank Holdings Corp., Class A	1,901	64,330
NBT Bancorp, Inc.	2,097	72,116
Nicolet Bankshares, Inc.	535	42,228
Northeast Bank	344	18,366
Northfield Bancorp, Inc.	1,268	12,807
Northrim BanCorp, Inc.	128	6,365
Northwest Bancshares, Inc.	6,761	77,481
NU Holdings Ltd., Class A(1)	42,477	470,645
OceanFirst Financial Corp.	1,395	21,204
OFG Bancorp	3,234	117,135
Old National Bancorp	15,983	262,601
Old Second Bancorp, Inc.	3,160	42,439
Origin Bancorp, Inc.	1,250	37,300
Orrstown Financial Services, Inc.	418	11,265
Pacific Premier Bancorp, Inc.	4,728	108,082
Park National Corp.	449	57,701
Parke Bancorp, Inc.	239	4,123
Pathward Financial, Inc.	1,920	97,613
PCB Bancorp	619	9,997
Peapack-Gladstone Financial Corp.	790	19,142
Peoples Bancorp, Inc.	1,838	51,593
Peoples Financial Services Corp.	302	12,186
Pinnacle Financial Partners, Inc.	3,001	248,243
PNC Financial Services Group, Inc.	8,328	1,225,882
Popular, Inc.	4,524	378,568
Preferred Bank	914	65,671
Premier Financial Corp.	2,168	42,016
Primis Financial Corp.	314	3,878
Prosperity Bancshares, Inc.	1,463	91,306
Provident Financial Services, Inc.	3,706	55,886
QCR Holdings, Inc.	1,010	57,570
RBB Bancorp	596	10,263
Red River Bancshares, Inc.	207	10,309
Regions Financial Corp.	32,810	611,250
Renasant Corp.	1,599	50,544
Republic Bancorp, Inc., Class A	412	20,295
S&T Bancorp, Inc.	2,118	66,060
12

Avantis U.S. Equity Fund
	Shares	Value
Sandy Spring Bancorp, Inc.	2,129	$46,795
Seacoast Banking Corp. of Florida	3,037	73,313
ServisFirst Bancshares, Inc.	2,214	139,903
Shore Bancshares, Inc.	441	5,010
Sierra Bancorp	568	10,570
Simmons First National Corp., Class A	4,534	87,053
SmartFinancial, Inc.	582	12,525
South Plains Financial, Inc.	709	18,916
Southern First Bancshares, Inc.(1)	222	7,315
Southern Missouri Bancorp, Inc.	393	16,852
Southside Bancshares, Inc.	1,340	38,404
SouthState Corp.	2,353	197,746
Stellar Bancorp, Inc.	1,191	28,227
Stock Yards Bancorp, Inc.	1,242	56,896
Summit Financial Group, Inc.	196	5,288
Synovus Financial Corp.	8,550	324,387
Texas Capital Bancshares, Inc.(1)	1,212	71,084
TFS Financial Corp.	577	7,357
Timberland Bancorp, Inc.	313	8,201
Tompkins Financial Corp.	301	14,496
Towne Bank	2,861	77,562
TriCo Bancshares	1,187	39,658
Triumph Financial, Inc.(1)	1,059	79,425
Truist Financial Corp.	29,058	1,016,449
TrustCo Bank Corp.	1,026	28,000
Trustmark Corp.	2,492	66,935
U.S. Bancorp	36,558	1,533,974
UMB Financial Corp.	2,064	168,443
United Bankshares, Inc.	2,235	77,532
United Community Banks, Inc.	3,168	82,400
Unity Bancorp, Inc.	332	9,090
Univest Financial Corp.	963	19,279
Valley National Bancorp	15,277	125,119
Veritex Holdings, Inc.	3,044	59,754
WaFd, Inc.	2,781	75,754
Washington Trust Bancorp, Inc.	493	12,690
Webster Financial Corp.	7,502	357,395
Wells Fargo & Co.	48,603	2,701,841
WesBanco, Inc.	2,206	63,930
West BanCorp, Inc.	500	8,700
Westamerica BanCorp	1,781	81,410
Western Alliance Bancorp	7,546	435,631
Wintrust Financial Corp.	3,388	326,434
WSFS Financial Corp.	2,703	114,580
Zions Bancorp NA	8,921	351,755
		36,789,924
Beverages — 1.0%
Boston Beer Co., Inc., Class A(1)	191	58,855
Brown-Forman Corp., Class A	472	28,292
Brown-Forman Corp., Class B	2,853	171,836
Celsius Holdings, Inc.(1)	2,137	174,422
13

Avantis U.S. Equity Fund
	Shares	Value
Coca-Cola Co.	35,650	$2,139,713
Coca-Cola Consolidated, Inc.	301	253,081
Constellation Brands, Inc., Class A	1,143	284,058
Duckhorn Portfolio, Inc.(1)	503	4,784
Keurig Dr Pepper, Inc.	5,458	163,249
Molson Coors Beverage Co., Class B	6,591	411,410
Monster Beverage Corp.(1)	8,083	477,705
National Beverage Corp.(1)	1,375	72,380
PepsiCo, Inc.	14,047	2,322,531
Vita Coco Co., Inc.(1)	751	19,601
		6,581,917
Biotechnology — 2.2%
2seventy bio, Inc.(1)	714	3,713
AbbVie, Inc.	17,572	3,093,551
Agios Pharmaceuticals, Inc.(1)	1,965	63,509
Aldeyra Therapeutics, Inc.(1)	2,228	8,065
Alector, Inc.(1)	2,399	16,721
Allogene Therapeutics, Inc.(1)	1,863	9,147
Alnylam Pharmaceuticals, Inc.(1)	721	108,936
Altimmune, Inc.(1)(2)	915	11,071
ALX Oncology Holdings, Inc.(1)(2)	72	1,056
Amgen, Inc.	5,995	1,641,611
AnaptysBio, Inc.(1)	151	3,855
Anika Therapeutics, Inc.(1)	17	413
Apogee Therapeutics, Inc.(1)(2)	997	34,716
Arcus Biosciences, Inc.(1)	711	13,601
Beam Therapeutics, Inc.(1)	844	33,330
BioCryst Pharmaceuticals, Inc.(1)	946	5,326
Biogen, Inc.(1)	2,043	443,311
BioMarin Pharmaceutical, Inc.(1)	2,528	218,116
Bridgebio Pharma, Inc.(1)	2,160	73,764
CareDx, Inc.(1)	381	4,054
Caribou Biosciences, Inc.(1)	1,959	15,496
Cogent Biosciences, Inc.(1)	1,674	11,718
CRISPR Therapeutics AG(1)(2)	1,163	97,948
Cullinan Oncology, Inc.(1)	2,086	38,528
Cytokinetics, Inc.(1)	516	37,276
Day One Biopharmaceuticals, Inc.(1)	1,691	28,290
Deciphera Pharmaceuticals, Inc.(1)	674	11,249
Denali Therapeutics, Inc.(1)	843	16,675
Dynavax Technologies Corp.(1)(2)	4,847	61,411
Editas Medicine, Inc.(1)	1,447	14,557
Emergent BioSolutions, Inc.(1)	873	2,820
Enanta Pharmaceuticals, Inc.(1)	212	3,046
Entrada Therapeutics, Inc.(1)	1,531	20,255
Exact Sciences Corp.(1)	920	52,928
Exelixis, Inc.(1)	8,103	177,456
Fate Therapeutics, Inc.(1)(2)	1,015	7,196
Gilead Sciences, Inc.	26,774	1,930,405
Halozyme Therapeutics, Inc.(1)	3,835	152,671
Incyte Corp.(1)	2,121	123,782
14

Avantis U.S. Equity Fund
	Shares	Value
Insmed, Inc.(1)	1,048	$29,051
Ionis Pharmaceuticals, Inc.(1)	1,383	62,525
Iovance Biotherapeutics, Inc.(1)	1,053	16,753
Ironwood Pharmaceuticals, Inc.(1)	6,854	64,633
iTeos Therapeutics, Inc.(1)	1,269	13,591
KalVista Pharmaceuticals, Inc.(1)	1,352	18,455
Karuna Therapeutics, Inc.(1)	478	150,078
Kinnate Biopharma, Inc.(1)(2)	1,058	2,613
Kodiak Sciences, Inc.(1)	87	523
Kura Oncology, Inc.(1)	2,185	46,060
Kymera Therapeutics, Inc.(1)	547	23,357
Lyell Immunopharma, Inc.(1)(2)	4,561	13,318
MannKind Corp.(1)	2,305	9,474
MiMedx Group, Inc.(1)	3,049	24,880
Moderna, Inc.(1)	4,988	460,093
Monte Rosa Therapeutics, Inc.(1)(2)	439	2,779
Myriad Genetics, Inc.(1)	1,744	36,502
Natera, Inc.(1)	1,775	153,520
Neurocrine Biosciences, Inc.(1)	2,160	281,664
Nkarta, Inc.(1)	785	9,483
Nurix Therapeutics, Inc.(1)	1,315	16,240
Organogenesis Holdings, Inc.(1)	778	2,777
ORIC Pharmaceuticals, Inc.(1)(2)	2,271	28,933
PDL BioPharma, Inc.(1)	752	8
PMV Pharmaceuticals, Inc.(1)	1,392	2,575
Protagonist Therapeutics, Inc.(1)	809	24,577
PTC Therapeutics, Inc.(1)	770	21,706
Regeneron Pharmaceuticals, Inc.(1)	1,564	1,510,965
REGENXBIO, Inc.(1)	1,606	28,009
Relay Therapeutics, Inc.(1)	1,875	18,787
Repare Therapeutics, Inc.(1)(2)	136	945
Replimune Group, Inc.(1)	1,200	10,296
Roivant Sciences Ltd.(1)	6,006	68,709
Sage Therapeutics, Inc.(1)	1,513	32,499
Sana Biotechnology, Inc.(1)(2)	1,133	11,375
Sarepta Therapeutics, Inc.(1)	749	95,797
Stoke Therapeutics, Inc.(1)(2)	72	557
Sutro Biopharma, Inc.(1)	160	786
Tango Therapeutics, Inc.(1)	3,480	38,732
Twist Bioscience Corp.(1)	1,750	68,757
uniQure NV(1)	1,848	10,626
United Therapeutics Corp.(1)	1,463	330,111
Vanda Pharmaceuticals, Inc.(1)	982	4,390
Vaxcyte, Inc.(1)	1,926	142,177
Verastem, Inc.(1)	1,884	23,475
Vertex Pharmaceuticals, Inc.(1)	5,043	2,121,792
Verve Therapeutics, Inc.(1)	1,431	24,399
Vir Biotechnology, Inc.(1)	5,556	62,449
Voyager Therapeutics, Inc.(1)	3,109	25,867
Xencor, Inc.(1)	1,200	27,540
Xenon Pharmaceuticals, Inc.(1)	1,117	52,722
Zymeworks, Inc.(1)	83	997
		14,820,500
15

Avantis U.S. Equity Fund
	Shares	Value
Broadline Retail — 2.9%
Amazon.com, Inc.(1)	93,522	$16,530,949
Big Lots, Inc.(2)	932	5,051
Dillard's, Inc., Class A(2)	218	90,411
eBay, Inc.	4,518	213,611
Etsy, Inc.(1)	1,403	100,581
Kohl's Corp.	5,840	162,761
Macy's, Inc.	10,794	188,247
MercadoLibre, Inc.(1)	1,335	2,129,726
Nordstrom, Inc.	6,866	143,980
Ollie's Bargain Outlet Holdings, Inc.(1)	1,649	132,200
		19,697,517
Building Products — 1.3%
A O Smith Corp.	4,916	407,536
AAON, Inc.	1,363	114,465
Advanced Drainage Systems, Inc.	3,482	568,402
Allegion PLC	1,119	143,086
American Woodmark Corp.(1)	543	54,430
Apogee Enterprises, Inc.	1,374	78,607
Armstrong World Industries, Inc.	2,917	351,819
AZEK Co., Inc.(1)	2,605	125,327
AZZ, Inc.	770	56,056
Builders FirstSource, Inc.(1)	5,405	1,054,948
Carlisle Cos., Inc.	2,376	831,600
Carrier Global Corp.	4,528	251,666
CSW Industrials, Inc.	563	129,710
Fortune Brands Innovations, Inc.	4,030	327,800
Gibraltar Industries, Inc.(1)	1,771	137,164
Griffon Corp.	1,768	126,235
Hayward Holdings, Inc.(1)	2,247	33,233
Insteel Industries, Inc.	1,317	47,952
Janus International Group, Inc.(1)	2,570	36,879
JELD-WEN Holding, Inc.(1)	6,209	113,004
Johnson Controls International PLC	3,080	182,552
Lennox International, Inc.	1,325	624,353
Masco Corp.	2,100	161,196
Masonite International Corp.(1)	1,545	201,221
Masterbrand, Inc.(1)	4,758	82,361
Owens Corning	4,055	607,358
PGT Innovations, Inc.(1)	1,957	81,744
Quanex Building Products Corp.	2,336	80,779
Resideo Technologies, Inc.(1)	946	21,124
Simpson Manufacturing Co., Inc.	2,238	467,026
Trane Technologies PLC	2,292	646,275
Trex Co., Inc.(1)	3,888	356,763
UFP Industries, Inc.	3,995	457,947
Zurn Elkay Water Solutions Corp.	2,749	87,281
		9,047,899
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	122	19,070
Ameriprise Financial, Inc.	4,034	1,643,290
16

Avantis U.S. Equity Fund
	Shares	Value
ARES Management Corp., Class A	1,849	$245,233
Artisan Partners Asset Management, Inc., Class A	4,535	195,323
AssetMark Financial Holdings, Inc.(1)	1,059	37,436
Bank of New York Mellon Corp.	21,416	1,201,224
BGC Group, Inc., Class A	5,615	39,024
BlackRock, Inc.	1,616	1,311,126
Blackstone, Inc.	4,399	562,280
Brightsphere Investment Group, Inc.	1,432	32,449
Carlyle Group, Inc.	7,818	358,455
Cboe Global Markets, Inc.	1,256	241,152
Charles Schwab Corp.	24,373	1,627,629
CME Group, Inc.	4,047	891,757
Cohen & Steers, Inc.	1,635	120,254
Coinbase Global, Inc., Class A(1)	2,870	584,217
Diamond Hill Investment Group, Inc.	178	25,753
Donnelley Financial Solutions, Inc.(1)	603	38,930
Evercore, Inc., Class A	2,010	376,031
FactSet Research Systems, Inc.	609	281,711
Federated Hermes, Inc.	2,049	72,186
Franklin Resources, Inc.	6,296	172,825
Goldman Sachs Group, Inc.	4,458	1,734,385
Hamilton Lane, Inc., Class A	1,612	185,138
Houlihan Lokey, Inc.	1,238	159,281
Interactive Brokers Group, Inc., Class A	674	73,277
Intercontinental Exchange, Inc.	3,767	521,428
Invesco Ltd.	10,040	154,716
Janus Henderson Group PLC	4,060	126,510
Jefferies Financial Group, Inc.	5,456	228,170
KKR & Co., Inc.	8,731	857,908
Lazard, Inc.	1,788	68,910
LPL Financial Holdings, Inc.	2,124	568,998
MarketAxess Holdings, Inc.	495	105,638
Moelis & Co., Class A	2,360	127,534
Moody's Corp.	1,829	693,959
Morgan Stanley	15,978	1,374,747
Morningstar, Inc.	190	56,732
MSCI, Inc.	522	292,826
Nasdaq, Inc.	1,113	62,551
Northern Trust Corp.	5,718	469,619
Open Lending Corp., Class A(1)	5,631	40,881
Oppenheimer Holdings, Inc., Class A	408	15,626
Patria Investments Ltd., Class A	3,175	47,308
Piper Sandler Cos.	918	172,832
PJT Partners, Inc., Class A	240	25,296
Raymond James Financial, Inc.	7,132	858,122
S&P Global, Inc.	1,439	616,439
SEI Investments Co.	4,465	300,271
State Street Corp.	7,691	567,057
Stifel Financial Corp.	4,066	308,447
StoneX Group, Inc.(1)	1,729	119,751
T Rowe Price Group, Inc.	6,345	719,206
17

Avantis U.S. Equity Fund
	Shares	Value
TPG, Inc.	2,383	$105,686
Tradeweb Markets, Inc., Class A	1,390	147,090
Victory Capital Holdings, Inc., Class A	933	35,855
Virtu Financial, Inc., Class A	4,225	76,261
Virtus Investment Partners, Inc.	317	73,645
WisdomTree, Inc.	2,210	17,813
		22,187,268
Chemicals — 2.0%
AdvanSix, Inc.	1,534	42,921
Air Products & Chemicals, Inc.	4,125	965,415
Albemarle Corp.	2,126	293,069
Alto Ingredients, Inc.(1)	755	1,661
American Vanguard Corp.	1,244	13,336
Arcadium Lithium PLC(1)	28,819	158,216
Ashland, Inc.	1,009	94,483
Aspen Aerogels, Inc.(1)	2,591	44,513
Avient Corp.	1,988	80,474
Axalta Coating Systems Ltd.(1)	2,653	86,833
Balchem Corp.	254	39,926
Cabot Corp.	3,388	287,811
Celanese Corp.	443	67,323
CF Industries Holdings, Inc.	10,917	881,220
Chemours Co.	9,774	192,255
Core Molding Technologies, Inc.(1)	728	13,373
Corteva, Inc.	9,479	507,316
Dow, Inc.	15,884	887,598
DuPont de Nemours, Inc.	6,534	452,087
Eastman Chemical Co.	5,002	438,875
Ecolab, Inc.	1,060	238,330
Ecovyst, Inc.(1)	4,030	38,890
Element Solutions, Inc.	781	18,354
FMC Corp.	3,139	177,008
Hawkins, Inc.	1,402	98,490
HB Fuller Co.	1,047	83,268
Huntsman Corp.	6,131	156,954
Ingevity Corp.(1)	1,528	69,799
Innospec, Inc.	729	90,593
International Flavors & Fragrances, Inc.	2,462	185,881
Intrepid Potash, Inc.(1)	310	6,535
Koppers Holdings, Inc.	734	41,559
Kronos Worldwide, Inc.	903	8,208
Linde PLC	3,952	1,773,737
LSB Industries, Inc.(1)	4,030	29,661
LyondellBasell Industries NV, Class A	9,664	969,106
Minerals Technologies, Inc.	950	68,742
Mosaic Co.	12,135	378,127
NewMarket Corp.	475	304,793
Olin Corp.	7,826	421,039
Orion SA	2,618	59,010
PPG Industries, Inc.	2,416	342,106
PureCycle Technologies, Inc.(1)(2)	3,852	22,303
18

Avantis U.S. Equity Fund
	Shares	Value
Quaker Chemical Corp.	354	$70,977
RPM International, Inc.	6,341	731,434
Scotts Miracle-Gro Co.	991	65,109
Sherwin-Williams Co.	2,983	990,445
Stepan Co.	581	51,825
Trinseo PLC	1,620	7,290
Tronox Holdings PLC, Class A	5,103	75,014
Valhi, Inc.	232	3,162
Westlake Corp.	1,649	228,733
		13,355,187
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	4,347	24,256
Aris Water Solutions, Inc., Class A	400	4,816
Brady Corp., Class A	1,152	67,139
Brink's Co.	1,003	83,079
Casella Waste Systems, Inc., Class A(1)	858	77,306
Cimpress PLC(1)	322	31,559
Cintas Corp.	937	589,008
Civeo Corp.	1,036	24,263
Clean Harbors, Inc.(1)	1,513	275,517
Copart, Inc.(1)	14,194	754,411
Deluxe Corp.	592	11,491
Ennis, Inc.	1,194	24,262
Healthcare Services Group, Inc.(1)	1,523	19,433
HNI Corp.	1,859	83,302
Interface, Inc.	4,478	70,394
Matthews International Corp., Class A	478	13,833
MillerKnoll, Inc.	4,118	125,805
MSA Safety, Inc.	707	130,194
Pitney Bowes, Inc.	1,109	4,469
Quad/Graphics, Inc.	1,703	10,201
Republic Services, Inc.	1,221	224,176
Rollins, Inc.	4,622	203,692
SP Plus Corp.(1)	633	32,543
Steelcase, Inc., Class A	5,857	80,475
Stericycle, Inc.(1)	75	4,079
Tetra Tech, Inc.	454	80,503
UniFirst Corp.	453	76,430
Veralto Corp.	1,307	112,951
Vestis Corp.	871	16,340
Waste Connections, Inc.	1,861	309,745
Waste Management, Inc.	5,574	1,146,293
		4,711,965
Communications Equipment — 0.5%
Applied Optoelectronics, Inc.(1)(2)	2,740	43,785
Arista Networks, Inc.(1)	2,894	803,201
Aviat Networks, Inc.(1)	332	11,783
Ciena Corp.(1)	2,194	125,014
Cisco Systems, Inc.	27,032	1,307,538
CommScope Holding Co., Inc.(1)	2,063	2,403
Comtech Telecommunications Corp.(1)	175	1,183
19

Avantis U.S. Equity Fund
	Shares	Value
Extreme Networks, Inc.(1)	3,813	$48,196
F5, Inc.(1)	730	136,671
Juniper Networks, Inc.	2,927	108,387
Motorola Solutions, Inc.	3,011	994,804
NETGEAR, Inc.(1)	326	4,887
Ribbon Communications, Inc.(1)	594	1,776
Ubiquiti, Inc.	105	12,304
Viasat, Inc.(1)	2,820	55,187
		3,657,119
Construction and Engineering — 0.6%
AECOM	751	66,711
API Group Corp.(1)	1,408	49,351
Arcosa, Inc.	1,270	105,410
Argan, Inc.	390	18,275
Comfort Systems USA, Inc.	1,844	563,766
Construction Partners, Inc., Class A(1)	1,865	89,669
Dycom Industries, Inc.(1)	1,534	194,036
EMCOR Group, Inc.	2,401	752,762
Fluor Corp.(1)	2,497	91,890
Granite Construction, Inc.	1,638	84,406
Great Lakes Dredge & Dock Corp.(1)	2,633	23,539
IES Holdings, Inc.(1)	458	50,343
Limbach Holdings, Inc.(1)	840	41,362
MasTec, Inc.(1)	1,366	103,078
MDU Resources Group, Inc.	12,777	277,005
MYR Group, Inc.(1)	1,294	210,223
Northwest Pipe Co.(1)	260	7,756
Primoris Services Corp.	3,145	124,259
Quanta Services, Inc.	1,630	393,661
Sterling Infrastructure, Inc.(1)	2,605	277,797
Tutor Perini Corp.(1)	1,023	11,591
Valmont Industries, Inc.	368	77,990
WillScot Mobile Mini Holdings Corp.(1)	4,268	203,797
		3,818,677
Construction Materials — 0.3%
Eagle Materials, Inc.	2,039	516,988
Knife River Corp.(1)	2,230	165,221
Martin Marietta Materials, Inc.	1,496	864,254
Summit Materials, Inc., Class A(1)	3,282	140,174
U.S. Lime & Minerals, Inc.	139	35,442
Vulcan Materials Co.	2,417	642,560
		2,364,639
Consumer Finance — 1.1%
Ally Financial, Inc.	15,522	574,159
American Express Co.	7,733	1,696,775
Atlanticus Holdings Corp.(1)	173	5,735
Bread Financial Holdings, Inc.	3,698	141,559
Capital One Financial Corp.	10,662	1,467,198
Consumer Portfolio Services, Inc.(1)	792	6,993
Credit Acceptance Corp.(1)	299	165,526
Discover Financial Services	8,734	1,054,194
20

Avantis U.S. Equity Fund
	Shares	Value
Enova International, Inc.(1)	991	$62,681
EZCORP, Inc., Class A(1)	1,486	15,588
FirstCash Holdings, Inc.	655	74,998
Green Dot Corp., Class A(1)	1,850	15,189
LendingClub Corp.(1)	3,059	24,808
Medallion Financial Corp.	2,454	18,969
Navient Corp.	5,259	85,511
Nelnet, Inc., Class A	486	41,733
OneMain Holdings, Inc.	7,260	342,890
Oportun Financial Corp.(1)	218	844
PRA Group, Inc.(1)	1,218	31,132
PROG Holdings, Inc.(1)	4,028	124,344
Regional Management Corp.	404	9,454
SLM Corp.	14,690	305,993
SoFi Technologies, Inc.(1)(2)	25,780	231,504
Synchrony Financial	22,275	919,957
World Acceptance Corp.(1)	184	22,036
		7,439,770
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	2,681	54,371
Andersons, Inc.	2,358	130,350
BJ's Wholesale Club Holdings, Inc.(1)	5,528	403,765
Casey's General Stores, Inc.	1,912	582,185
Costco Wholesale Corp.	7,047	5,242,193
Dollar General Corp.	2,273	330,290
Dollar Tree, Inc.(1)	5,172	758,629
Grocery Outlet Holding Corp.(1)	2,072	53,437
Ingles Markets, Inc., Class A	741	57,064
Kroger Co.	28,673	1,422,468
Natural Grocers by Vitamin Cottage, Inc.	593	9,826
Performance Food Group Co.(1)	3,968	304,623
PriceSmart, Inc.	1,382	116,281
SpartanNash Co.	2,093	44,100
Sprouts Farmers Market, Inc.(1)	6,793	424,155
Sysco Corp.	1,972	159,673
Target Corp.	7,975	1,219,537
U.S. Foods Holding Corp.(1)	1,613	81,924
United Natural Foods, Inc.(1)	2,370	36,996
Village Super Market, Inc., Class A	584	15,972
Walgreens Boots Alliance, Inc.	5,398	114,761
Walmart, Inc.	63,921	3,746,410
Weis Markets, Inc.	703	45,653
		15,354,663
Containers and Packaging — 0.5%
Amcor PLC	13,236	119,918
AptarGroup, Inc.	1,718	241,310
Ardagh Metal Packaging SA	1,684	5,524
Avery Dennison Corp.	1,398	302,709
Ball Corp.	2,728	174,647
21

Avantis U.S. Equity Fund
	Shares	Value
Berry Global Group, Inc.	1,764	$102,682
Crown Holdings, Inc.	857	65,663
Graphic Packaging Holding Co.	13,352	346,484
Greif, Inc., Class A	1,371	88,375
Greif, Inc., Class B	105	6,722
International Paper Co.	12,449	440,197
Myers Industries, Inc.	2,798	53,806
O-I Glass, Inc.(1)	1,786	30,219
Packaging Corp. of America	4,608	834,924
Sealed Air Corp.	2,260	78,806
Silgan Holdings, Inc.	152	6,674
Sonoco Products Co.	2,935	166,356
TriMas Corp.	840	19,740
Westrock Co.	12,612	571,197
		3,655,953
Distributors — 0.2%
Genuine Parts Co.	2,221	331,506
LKQ Corp.	3,986	208,428
Pool Corp.	1,642	653,713
		1,193,647
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	10,382
Adtalem Global Education, Inc.(1)	2,434	120,483
American Public Education, Inc.(1)	77	805
Bright Horizons Family Solutions, Inc.(1)	192	22,053
Coursera, Inc.(1)	2,088	33,554
Frontdoor, Inc.(1)	1,798	56,385
Graham Holdings Co., Class B	84	58,996
Grand Canyon Education, Inc.(1)	1,874	252,615
H&R Block, Inc.	2,819	137,990
Laureate Education, Inc., Class A	4,406	59,084
OneSpaWorld Holdings Ltd.(1)	2,674	34,869
Perdoceo Education Corp.	3,723	66,307
Service Corp. International	2,235	163,580
Strategic Education, Inc.	276	30,578
Stride, Inc.(1)	1,135	67,816
Universal Technical Institute, Inc.(1)	1,620	24,365
WW International, Inc.(1)	204	636
		1,140,498
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	60	2,382
AT&T, Inc.	110,087	1,863,773
ATN International, Inc.	438	14,691
Consolidated Communications Holdings, Inc.(1)	479	2,064
Frontier Communications Parent, Inc.(1)	14,710	348,333
IDT Corp., Class B(1)	973	36,205
Iridium Communications, Inc.	4,398	127,322
Shenandoah Telecommunications Co.	1,954	36,462
Verizon Communications, Inc.	63,746	2,551,115
		4,982,347
22

Avantis U.S. Equity Fund
	Shares	Value
Electric Utilities — 1.1%
ALLETE, Inc.	1,332	$75,444
Alliant Energy Corp.	6,509	310,805
American Electric Power Co., Inc.	6,140	523,067
Avangrid, Inc.	746	23,223
Constellation Energy Corp.	1,157	194,897
Duke Energy Corp.	3,795	348,495
Edison International	7,590	516,272
Entergy Corp.	4,001	406,382
Evergy, Inc.	5,103	252,803
Eversource Energy	4,133	242,607
Exelon Corp.	9,722	348,436
FirstEnergy Corp.	4,696	171,921
Genie Energy Ltd., Class B	1,299	23,694
Hawaiian Electric Industries, Inc.	3,403	41,448
IDACORP, Inc.	748	65,906
NextEra Energy, Inc.	9,632	531,590
NRG Energy, Inc.	5,618	310,788
OGE Energy Corp.	6,829	224,742
Otter Tail Corp.	1,477	133,609
PG&E Corp.	48,739	813,454
Pinnacle West Capital Corp.	3,275	223,781
PNM Resources, Inc.	273	9,967
Portland General Electric Co.	2,861	114,926
PPL Corp.	13,140	346,502
Southern Co.	7,997	537,798
Xcel Energy, Inc.	9,703	511,251
		7,303,808
Electrical Equipment — 0.7%
Acuity Brands, Inc.	973	244,457
AMETEK, Inc.	2,396	431,711
Array Technologies, Inc.(1)	4,210	57,424
Atkore, Inc.	2,471	418,587
Eaton Corp. PLC	2,491	719,899
Emerson Electric Co.	4,216	450,480
Encore Wire Corp.	1,116	268,956
EnerSys	2,346	215,550
Generac Holdings, Inc.(1)	825	92,821
GrafTech International Ltd.	10,736	18,895
Hubbell, Inc.	871	331,564
LSI Industries, Inc.	2,524	36,421
NEXTracker, Inc., Class A(1)	3,147	176,987
nVent Electric PLC	1,051	70,753
Plug Power, Inc.(1)(2)	7,784	27,478
Powell Industries, Inc.	763	141,338
Regal Rexnord Corp.	660	113,183
Rockwell Automation, Inc.	1,006	286,791
Sensata Technologies Holding PLC	509	17,520
Sunrun, Inc.(1)	2,181	26,259
Vertiv Holdings Co.	9,609	649,761
		4,796,835
23

Avantis U.S. Equity Fund
	Shares	Value
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	1,099	$111,219
Amphenol Corp., Class A	4,724	516,050
Arrow Electronics, Inc.(1)	2,259	265,432
Avnet, Inc.	2,560	119,270
Badger Meter, Inc.	447	70,934
Bel Fuse, Inc., Class B	892	46,357
Belden, Inc.	1,098	93,528
Benchmark Electronics, Inc.	1,592	48,890
CDW Corp.	1,624	399,845
Climb Global Solutions, Inc.	467	31,742
Cognex Corp.	3,015	118,942
Coherent Corp.(1)	1,474	87,674
Corning, Inc.	23,088	744,357
Crane NXT Co.	2,437	142,370
CTS Corp.	953	42,466
Daktronics, Inc.(1)	760	6,597
ePlus, Inc.(1)	1,577	129,929
Fabrinet(1)	572	123,306
Flex Ltd.(1)	14,933	420,364
Insight Enterprises, Inc.(1)	2,296	431,648
IPG Photonics Corp.(1)	863	74,520
Jabil, Inc.	7,080	1,020,157
Keysight Technologies, Inc.(1)	2,353	363,068
Kimball Electronics, Inc.(1)	789	17,760
Knowles Corp.(1)	2,816	46,013
Littelfuse, Inc.	623	148,424
Methode Electronics, Inc.	1,181	25,155
nLight, Inc.(1)	1,984	26,248
Novanta, Inc.(1)	194	33,550
PC Connection, Inc.	728	48,325
Plexus Corp.(1)	765	72,216
Rogers Corp.(1)	410	45,949
Sanmina Corp.(1)	2,915	184,228
ScanSource, Inc.(1)	877	37,913
SmartRent, Inc.(1)	5,953	17,264
TD SYNNEX Corp.	1,631	169,461
TE Connectivity Ltd.	6,758	970,178
Teledyne Technologies, Inc.(1)	182	77,763
Trimble, Inc.(1)	742	45,403
TTM Technologies, Inc.(1)	5,043	74,889
Vishay Intertechnology, Inc.	9,319	202,688
Vishay Precision Group, Inc.(1)	533	18,415
Vontier Corp.	3,376	145,168
Zebra Technologies Corp., Class A(1)	322	89,993
		7,905,668
Energy Equipment and Services — 1.0%
Archrock, Inc.	11,471	209,575
Baker Hughes Co.	35,306	1,044,705
Bristow Group, Inc.(1)	1,506	40,587
ChampionX Corp.	12,493	388,033
24

Avantis U.S. Equity Fund
	Shares	Value
Core Laboratories, Inc.	835	$12,500
Diamond Offshore Drilling, Inc.(1)	4,058	45,003
DMC Global, Inc.(1)	1,056	17,614
Dril-Quip, Inc.(1)	967	21,854
Expro Group Holdings NV(1)	3,432	61,399
Halliburton Co.	32,948	1,155,486
Helix Energy Solutions Group, Inc.(1)	6,329	56,961
Helmerich & Payne, Inc.	6,616	253,988
KLX Energy Services Holdings, Inc.(1)	1,946	15,802
Liberty Energy, Inc., Class A	13,237	283,007
Nabors Industries Ltd.(1)	766	60,031
Newpark Resources, Inc.(1)	4,951	31,835
Noble Corp. PLC	1,535	64,178
NOV, Inc.	11,235	189,872
Oceaneering International, Inc.(1)	9,016	178,156
Oil States International, Inc.(1)	3,362	18,121
Patterson-UTI Energy, Inc.	22,409	259,272
ProFrac Holding Corp., Class A(1)(2)	2,124	17,374
ProPetro Holding Corp.(1)	8,945	66,193
Ranger Energy Services, Inc.	1,723	18,074
RPC, Inc.	7,862	58,100
Schlumberger NV	15,953	771,009
SEACOR Marine Holdings, Inc.(1)	300	3,150
Select Water Solutions, Inc., Class A	3,647	31,145
Solaris Oilfield Infrastructure, Inc., Class A	2,498	21,158
TechnipFMC PLC	23,799	516,200
TETRA Technologies, Inc.(1)	7,639	29,792
Tidewater, Inc.(1)	2,816	197,205
Transocean Ltd.(1)	21,847	102,463
U.S. Silica Holdings, Inc.(1)	5,334	61,341
Valaris Ltd.(1)	3,831	241,545
Weatherford International PLC(1)	5,299	543,730
		7,086,458
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	479	2,069
Atlanta Braves Holdings, Inc., Class C(1)	795	31,100
Cinemark Holdings, Inc.(1)	2,622	45,649
Electronic Arts, Inc.	3,264	455,263
Endeavor Group Holdings, Inc., Class A	816	19,625
IMAX Corp.(1)	1,786	30,594
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	14,159
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,148	229,049
Liberty Media Corp.-Liberty Live, Class A(1)	52	2,007
Liberty Media Corp.-Liberty Live, Class C(1)	159	6,331
Lions Gate Entertainment Corp., Class B(1)	2,681	24,343
Live Nation Entertainment, Inc.(1)	1,363	132,184
Madison Square Garden Entertainment Corp.(1)	657	25,288
Madison Square Garden Sports Corp.(1)	133	25,029
Marcus Corp.	226	3,315
Netflix, Inc.(1)	4,678	2,820,460
Playstudios, Inc.(1)	2,241	5,311
25

Avantis U.S. Equity Fund
	Shares	Value
Playtika Holding Corp.(1)	154	$1,141
ROBLOX Corp., Class A(1)	3,187	127,161
Roku, Inc.(1)	2,180	137,732
Sphere Entertainment Co.(1)	1,119	48,453
Take-Two Interactive Software, Inc.(1)	1,349	198,209
TKO Group Holdings, Inc.	1,345	112,617
Walt Disney Co.	6,589	735,201
Warner Bros Discovery, Inc.(1)	29,553	259,771
		5,492,061
Financial Services — 3.0%
Acacia Research Corp.(1)	2,587	10,451
Affirm Holdings, Inc.(1)	5,205	195,292
Alerus Financial Corp.	452	9,858
A-Mark Precious Metals, Inc.	1,133	29,107
Apollo Global Management, Inc.	3,175	354,965
Berkshire Hathaway, Inc., Class B(1)	11,668	4,776,879
Block, Inc.(1)	2,995	238,013
Cannae Holdings, Inc.(1)	2,822	61,576
Cass Information Systems, Inc.	732	35,370
Enact Holdings, Inc.	1,680	46,570
Equitable Holdings, Inc.	12,486	427,521
Essent Group Ltd.	4,925	263,832
Euronet Worldwide, Inc.(1)	1,345	147,197
EVERTEC, Inc.	2,752	99,430
Federal Agricultural Mortgage Corp., Class C	581	103,923
Fidelity National Information Services, Inc.	1,761	121,844
Fiserv, Inc.(1)	2,654	396,162
FleetCor Technologies, Inc.(1)	889	248,271
Global Payments, Inc.	881	114,266
Jack Henry & Associates, Inc.	1,679	291,760
Jackson Financial, Inc., Class A	5,617	309,216
Marqeta, Inc., Class A(1)	5,494	35,876
Mastercard, Inc., Class A	9,809	4,656,921
Merchants Bancorp	1,085	46,503
MGIC Investment Corp.	18,605	370,053
Mr Cooper Group, Inc.(1)	2,696	192,171
NCR Atleos Corp.(1)	3,828	83,297
NewtekOne, Inc.	2,601	30,015
NMI Holdings, Inc., Class A(1)	5,173	155,604
Payoneer Global, Inc.(1)	9,439	45,873
PayPal Holdings, Inc.(1)	7,440	448,930
PennyMac Financial Services, Inc.	1,046	88,837
Radian Group, Inc.	9,092	264,941
Shift4 Payments, Inc., Class A(1)	279	22,939
Visa, Inc., Class A	17,914	5,063,213
Voya Financial, Inc.	2,531	173,019
Walker & Dunlop, Inc.	1,358	129,526
Waterstone Financial, Inc.	1,058	13,384
Western Union Co.	7,370	98,832
WEX, Inc.(1)	903	198,416
		20,399,853
26

Avantis U.S. Equity Fund
	Shares	Value
Food Products — 0.8%
Archer-Daniels-Midland Co.	12,625	$670,514
B&G Foods, Inc.	4,627	53,442
Bunge Global SA	7,537	711,267
Calavo Growers, Inc.	736	21,241
Cal-Maine Foods, Inc.	1,575	90,547
Campbell Soup Co.	2,009	85,664
Conagra Brands, Inc.	1,616	45,377
Darling Ingredients, Inc.(1)	4,528	191,580
Dole PLC	2,653	31,332
Flowers Foods, Inc.	5,736	128,601
Fresh Del Monte Produce, Inc.	779	18,641
General Mills, Inc.	2,254	144,662
Hershey Co.	2,378	446,874
Hormel Foods Corp.	2,240	79,117
Ingredion, Inc.	2,930	344,656
J & J Snack Foods Corp.	391	56,726
J M Smucker Co.	2,142	257,404
John B Sanfilippo & Son, Inc.	530	54,256
Kellanova	2,725	150,284
Kraft Heinz Co.	8,140	287,179
Lamb Weston Holdings, Inc.	1,768	180,707
Lancaster Colony Corp.	297	61,455
McCormick & Co., Inc.	791	54,468
Mission Produce, Inc.(1)	437	4,610
Mondelez International, Inc., Class A	7,685	561,543
Pilgrim's Pride Corp.(1)	2,269	72,245
Post Holdings, Inc.(1)	334	34,789
Seaboard Corp.	6	19,726
Seneca Foods Corp., Class A(1)	387	19,605
Simply Good Foods Co.(1)	1,889	67,022
Tootsie Roll Industries, Inc.	581	18,894
Tyson Foods, Inc., Class A	5,324	288,774
WK Kellogg Co.	581	8,506
		5,261,708
Gas Utilities — 0.2%
Atmos Energy Corp.	4,706	531,354
Chesapeake Utilities Corp.	485	49,484
National Fuel Gas Co.	2,593	126,383
New Jersey Resources Corp.	2,629	109,393
Northwest Natural Holding Co.	947	34,793
ONE Gas, Inc.	2,175	129,630
Southwest Gas Holdings, Inc.	1,624	110,676
Spire, Inc.	1,343	79,667
UGI Corp.	1,849	45,263
		1,216,643
Ground Transportation — 1.9%
ArcBest Corp.	1,595	227,862
Avis Budget Group, Inc.	172	18,583
Covenant Logistics Group, Inc.	651	31,691
CSX Corp.	57,860	2,195,208
27

Avantis U.S. Equity Fund
	Shares	Value
Daseke, Inc.(1)	1,443	$11,905
Heartland Express, Inc.	2,232	28,525
Hertz Global Holdings, Inc.(1)	8,237	64,660
JB Hunt Transport Services, Inc.	4,040	833,492
Knight-Swift Transportation Holdings, Inc.	4,689	264,178
Landstar System, Inc.	2,333	443,737
Marten Transport Ltd.	3,846	72,497
Norfolk Southern Corp.	6,202	1,571,463
Old Dominion Freight Line, Inc.	2,710	1,199,121
PAM Transportation Services, Inc.(1)	436	8,075
RXO, Inc.(1)	3,096	66,626
Ryder System, Inc.	3,453	393,987
Saia, Inc.(1)	1,290	742,266
Schneider National, Inc., Class B	2,359	55,554
Uber Technologies, Inc.(1)	9,761	776,000
U-Haul Holding Co.(1)(2)	273	17,576
U-Haul Holding Co.	4,746	301,703
Union Pacific Corp.	13,097	3,322,578
Universal Logistics Holdings, Inc.	451	15,257
Werner Enterprises, Inc.	2,684	107,736
XPO, Inc.(1)	2,581	310,546
		13,080,826
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	11,578	1,373,614
Align Technology, Inc.(1)	1,411	426,715
AngioDynamics, Inc.(1)	722	3,964
Atrion Corp.	34	12,512
Avanos Medical, Inc.(1)	657	12,200
Baxter International, Inc.	5,261	215,280
Becton Dickinson & Co.	1,516	357,094
Boston Scientific Corp.(1)	8,871	587,349
Cooper Cos., Inc.	3,372	315,619
DENTSPLY SIRONA, Inc.	3,002	98,105
Dexcom, Inc.(1)	6,146	707,220
Edwards Lifesciences Corp.(1)	8,369	710,277
Embecta Corp.	489	6,983
Enovis Corp.(1)	1,413	84,511
GE HealthCare Technologies, Inc.	3,012	274,935
Globus Medical, Inc., Class A(1)	2,532	136,703
Haemonetics Corp.(1)	1,465	106,916
Hologic, Inc.(1)	3,341	246,566
IDEXX Laboratories, Inc.(1)	1,734	997,449
Inogen, Inc.(1)	174	1,157
Inspire Medical Systems, Inc.(1)	128	22,917
Insulet Corp.(1)	329	53,956
Integra LifeSciences Holdings Corp.(1)	697	25,726
Intuitive Surgical, Inc.(1)	2,637	1,016,827
Masimo Corp.(1)	631	81,109
Medtronic PLC	9,401	783,667
Omnicell, Inc.(1)	939	24,639
OraSure Technologies, Inc.(1)	1,749	12,584
28

Avantis U.S. Equity Fund
	Shares	Value
Orthofix Medical, Inc.(1)	1,348	$17,605
Outset Medical, Inc.(1)(2)	537	1,692
Penumbra, Inc.(1)	198	46,514
QuidelOrtho Corp.(1)	1,869	85,226
ResMed, Inc.	1,036	179,974
Shockwave Medical, Inc.(1)	388	101,218
STERIS PLC	990	230,581
Stryker Corp.	1,918	669,516
Teleflex, Inc.	801	178,455
UFP Technologies, Inc.(1)	183	38,121
Utah Medical Products, Inc.	113	7,930
Varex Imaging Corp.(1)	658	11,318
Zimmer Biomet Holdings, Inc.	2,518	313,138
Zimvie, Inc.(1)	1,329	22,527
		10,600,409
Health Care Providers and Services — 1.8%
Acadia Healthcare Co., Inc.(1)	915	76,357
agilon health, Inc.(1)	1,982	12,150
AMN Healthcare Services, Inc.(1)	1,552	87,331
Astrana Health, Inc.(1)	1,957	88,143
Brookdale Senior Living, Inc.(1)	11,559	66,117
Cardinal Health, Inc.	2,563	287,005
Castle Biosciences, Inc.(1)	388	7,007
Cencora, Inc.	3,094	728,946
Centene Corp.(1)	15,798	1,239,037
Chemed Corp.	367	229,790
Cigna Group	1,312	441,016
Community Health Systems, Inc.(1)	542	1,512
CorVel Corp.(1)	396	96,624
Cross Country Healthcare, Inc.(1)	2,581	47,155
CVS Health Corp.	4,725	351,398
DaVita, Inc.(1)	940	119,352
Elevance Health, Inc.	2,806	1,406,507
Encompass Health Corp.	1,846	137,342
Enhabit, Inc.(1)	272	2,448
Ensign Group, Inc.	1,821	227,479
Fulgent Genetics, Inc.(1)	945	21,319
HCA Healthcare, Inc.	1,258	392,119
HealthEquity, Inc.(1)	492	40,644
Henry Schein, Inc.(1)	1,095	83,735
Humana, Inc.	2,969	1,040,100
InfuSystem Holdings, Inc.(1)	278	2,572
Joint Corp.(1)	325	3,205
Laboratory Corp. of America Holdings	1,085	234,176
McKesson Corp.	927	483,347
ModivCare, Inc.(1)	191	5,356
Molina Healthcare, Inc.(1)	2,839	1,118,310
National HealthCare Corp.	378	37,293
National Research Corp.	717	28,909
Option Care Health, Inc.(1)	591	19,072
Owens & Minor, Inc.(1)	2,443	59,438
Patterson Cos., Inc.	5,325	144,254
29

Avantis U.S. Equity Fund
	Shares	Value
PetIQ, Inc.(1)	2,019	$36,766
Premier, Inc., Class A	3,516	73,344
Quest Diagnostics, Inc.	575	71,812
Select Medical Holdings Corp.	625	17,019
Tenet Healthcare Corp.(1)	1,018	94,674
UnitedHealth Group, Inc.	4,601	2,271,054
Universal Health Services, Inc., Class B	1,620	270,637
		12,201,871
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	387	10,925
Health Catalyst, Inc.(1)	1,691	14,069
HealthStream, Inc.	242	6,602
OptimizeRx Corp.(1)	1,417	22,431
Simulations Plus, Inc.	432	17,928
Teladoc Health, Inc.(1)	1,837	27,702
Veeva Systems, Inc., Class A(1)	1,659	374,121
Veradigm, Inc.(1)	5,340	31,987
		505,765
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	4,019	45,535
Airbnb, Inc., Class A(1)	5,481	863,093
Aramark	1,743	52,865
BJ's Restaurants, Inc.(1)	849	29,732
Bloomin' Brands, Inc.	5,396	146,663
Booking Holdings, Inc.(1)	224	777,018
Boyd Gaming Corp.	4,429	292,890
Brinker International, Inc.(1)	565	26,182
Caesars Entertainment, Inc.(1)	1,838	79,898
Carnival Corp.(1)	51,441	815,854
Carrols Restaurant Group, Inc.	3,282	31,081
Century Casinos, Inc.(1)	1,373	3,995
Cheesecake Factory, Inc.(2)	2,796	98,922
Chipotle Mexican Grill, Inc.(1)	658	1,769,211
Choice Hotels International, Inc.	1,059	118,544
Churchill Downs, Inc.	2,108	256,902
Chuy's Holdings, Inc.(1)	150	5,075
Cracker Barrel Old Country Store, Inc.(2)	1,131	74,793
Darden Restaurants, Inc.	5,149	878,986
Dave & Buster's Entertainment, Inc.(1)	1,232	76,064
Dine Brands Global, Inc.	76	3,687
Domino's Pizza, Inc.	107	47,973
DoorDash, Inc., Class A(1)	2,085	259,728
DraftKings, Inc., Class A(1)	1,081	46,829
Everi Holdings, Inc.(1)	1,846	21,894
Expedia Group, Inc.(1)	766	104,804
Golden Entertainment, Inc.	1,527	56,591
Hilton Grand Vacations, Inc.(1)	3,368	151,156
Hilton Worldwide Holdings, Inc.	899	183,684
Hyatt Hotels Corp., Class A(2)	808	124,101
International Game Technology PLC	277	7,526
Jack in the Box, Inc.	294	21,462
30

Avantis U.S. Equity Fund
	Shares	Value
Las Vegas Sands Corp.	4,586	$250,029
Life Time Group Holdings, Inc.(1)	1,202	16,515
Light & Wonder, Inc., Class A(1)	443	44,526
Marriott International, Inc., Class A	2,001	499,990
Marriott Vacations Worldwide Corp.	43	4,007
McDonald's Corp.	4,184	1,222,900
MGM Resorts International(1)	1,037	44,881
Monarch Casino & Resort, Inc.	574	40,381
Noodles & Co.(1)	1,969	4,942
Norwegian Cruise Line Holdings Ltd.(1)	17,221	333,915
ONE Group Hospitality, Inc.(1)	584	2,283
Papa John's International, Inc.	227	16,319
Penn Entertainment, Inc.(1)	3,016	55,193
Planet Fitness, Inc., Class A(1)	490	30,405
Playa Hotels & Resorts NV(1)	7,453	68,493
Potbelly Corp.(1)	2,608	36,199
RCI Hospitality Holdings, Inc.	492	27,729
Red Robin Gourmet Burgers, Inc.(1)	2,058	15,394
Red Rock Resorts, Inc., Class A	2,092	121,315
Royal Caribbean Cruises Ltd.(1)	10,064	1,241,394
Sabre Corp.(1)	2,132	5,650
Shake Shack, Inc., Class A(1)	952	101,217
Six Flags Entertainment Corp.(1)	511	12,949
Starbucks Corp.	5,548	526,505
Target Hospitality Corp.(1)	2,028	19,631
Texas Roadhouse, Inc.	3,617	540,271
Travel & Leisure Co.	327	14,614
United Parks & Resorts, Inc.(1)	1,367	70,195
Vail Resorts, Inc.	443	102,027
Wendy's Co.	3,218	58,278
Wingstop, Inc.	190	66,700
Wyndham Hotels & Resorts, Inc.	865	66,216
Wynn Resorts Ltd.	780	82,056
Yum! Brands, Inc.	2,170	300,371
		13,516,228
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	229	3,550
Beazer Homes USA, Inc.(1)	2,631	82,429
Cavco Industries, Inc.(1)	508	189,266
Century Communities, Inc.	1,779	153,510
Cricut, Inc., Class A	2,500	12,075
DR Horton, Inc.	7,866	1,175,495
Dream Finders Homes, Inc., Class A(1)	1,280	50,086
Ethan Allen Interiors, Inc.	1,647	55,059
Garmin Ltd.	3,506	481,549
GoPro, Inc., Class A(1)	2,385	5,581
Green Brick Partners, Inc.(1)	2,077	121,504
Helen of Troy Ltd.(1)	1,113	139,125
Hooker Furnishings Corp.	146	3,578
Hovnanian Enterprises, Inc., Class A(1)	429	67,207
Installed Building Products, Inc.	1,286	307,264
31

Avantis U.S. Equity Fund
	Shares	Value
KB Home	5,722	$380,112
La-Z-Boy, Inc.	2,870	109,031
Legacy Housing Corp.(1)	977	25,128
Leggett & Platt, Inc.	1,180	24,096
Lennar Corp., B Shares	484	71,327
Lennar Corp., Class A	8,972	1,422,152
LGI Homes, Inc.(1)	457	52,139
Lifetime Brands, Inc.	361	3,523
M/I Homes, Inc.(1)	2,247	285,347
MDC Holdings, Inc.	4,090	256,443
Meritage Homes Corp.	2,391	376,965
Mohawk Industries, Inc.(1)	2,331	276,503
Newell Brands, Inc.	1,959	14,693
NVR, Inc.(1)	153	1,166,712
PulteGroup, Inc.	10,519	1,140,049
Sonos, Inc.(1)	2,784	52,785
Taylor Morrison Home Corp.(1)	7,654	433,293
Tempur Sealy International, Inc.	4,207	229,155
Toll Brothers, Inc.	4,800	550,272
TopBuild Corp.(1)	313	125,945
Tri Pointe Homes, Inc.(1)	7,591	268,570
Universal Electronics, Inc.(1)	86	756
VOXX International Corp.(1)	219	1,862
Whirlpool Corp.	1,493	160,333
Worthington Enterprises, Inc.	1,930	119,892
		10,394,361
Household Products — 0.7%
Central Garden & Pet Co.(1)	610	26,761
Central Garden & Pet Co., Class A(1)	3,347	126,148
Church & Dwight Co., Inc.	3,896	390,068
Clorox Co.	1,495	229,198
Colgate-Palmolive Co.	6,421	555,545
Energizer Holdings, Inc.	1,482	42,311
Kimberly-Clark Corp.	7,414	898,354
Oil-Dri Corp. of America	402	28,659
Procter & Gamble Co.	16,335	2,596,285
Reynolds Consumer Products, Inc.	84	2,478
Spectrum Brands Holdings, Inc.	1,035	83,235
WD-40 Co.	572	153,519
		5,132,561
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	21,044	319,869
Clearway Energy, Inc., Class A	894	18,112
Clearway Energy, Inc., Class C	2,406	52,451
Montauk Renewables, Inc.(1)	1,924	10,928
NextEra Energy Partners LP	1,382	37,964
Ormat Technologies, Inc.	1,105	71,991
Sunnova Energy International, Inc.(1)	3,917	28,516
Vistra Corp.	24,049	1,311,632
		1,851,463
32

Avantis U.S. Equity Fund
	Shares	Value
Industrial Conglomerates — 0.5%
3M Co.	5,483	$505,094
General Electric Co.	11,918	1,869,815
Honeywell International, Inc.	5,825	1,157,602
		3,532,511
Insurance — 3.5%
Aflac, Inc.	15,221	1,228,944
Allstate Corp.	4,314	688,169
Ambac Financial Group, Inc.(1)	3,049	49,882
American Equity Investment Life Holding Co.(1)	6,549	363,731
American Financial Group, Inc.	2,832	361,561
American International Group, Inc.	23,301	1,698,410
AMERISAFE, Inc.	751	39,623
Aon PLC, Class A	1,454	459,449
Arch Capital Group Ltd.(1)	14,338	1,255,865
Arthur J Gallagher & Co.	1,064	259,542
Assurant, Inc.	1,489	270,179
Assured Guaranty Ltd.	1,731	158,560
Axis Capital Holdings Ltd.	4,903	306,781
Brighthouse Financial, Inc.(1)	4,531	210,918
Brown & Brown, Inc.	809	68,126
Chubb Ltd.	5,033	1,266,655
Cincinnati Financial Corp.	2,676	305,064
CNA Financial Corp.	370	16,262
CNO Financial Group, Inc.	7,126	190,193
eHealth, Inc.(1)	98	647
Employers Holdings, Inc.	1,202	54,943
Enstar Group Ltd.(1)	631	194,310
Erie Indemnity Co., Class A	360	146,477
Everest Group Ltd.	1,616	596,110
Fidelity National Financial, Inc.	6,521	329,832
First American Financial Corp.	3,297	192,578
Genworth Financial, Inc., Class A(1)	21,865	134,470
Globe Life, Inc.	3,612	458,471
Goosehead Insurance, Inc., Class A(1)	951	71,943
Greenlight Capital Re Ltd., A Shares(1)	801	10,117
Hanover Insurance Group, Inc.	1,012	133,048
Hartford Financial Services Group, Inc.	13,523	1,296,044
HCI Group, Inc.	436	42,562
Horace Mann Educators Corp.	1,128	40,822
Investors Title Co.	48	7,460
James River Group Holdings Ltd.	743	7,423
Kemper Corp.	1,325	75,962
Kinsale Capital Group, Inc.	647	333,968
Lemonade, Inc.(1)(2)	1,271	20,641
Lincoln National Corp.	4,246	116,935
Loews Corp.	5,356	402,396
Markel Group, Inc.(1)	300	447,744
Marsh & McLennan Cos., Inc.	3,514	710,777
MBIA, Inc.(1)	105	686
Mercury General Corp.	537	26,147
33

Avantis U.S. Equity Fund
	Shares	Value
MetLife, Inc.	13,865	$966,945
National Western Life Group, Inc., Class A	85	41,274
Old Republic International Corp.	11,194	324,178
Oscar Health, Inc., Class A(1)	4,605	74,877
Palomar Holdings, Inc.(1)	335	25,507
Primerica, Inc.	2,205	540,798
Principal Financial Group, Inc.	5,489	443,841
ProAssurance Corp.	1,341	16,535
Progressive Corp.	7,011	1,329,005
Prudential Financial, Inc.	11,204	1,221,124
Reinsurance Group of America, Inc.	2,690	475,726
RenaissanceRe Holdings Ltd.	1,214	272,931
RLI Corp.	981	143,667
Ryan Specialty Holdings, Inc.(1)	489	25,614
Safety Insurance Group, Inc.	413	33,932
Selective Insurance Group, Inc.	1,847	192,975
SiriusPoint Ltd.(1)	7,229	88,700
Skyward Specialty Insurance Group, Inc.(1)	1,702	62,276
Stewart Information Services Corp.	1,125	70,853
Travelers Cos., Inc.	6,694	1,479,106
United Fire Group, Inc.	765	17,817
Universal Insurance Holdings, Inc.	781	15,768
Unum Group	8,494	420,028
W R Berkley Corp.	4,236	354,130
White Mountains Insurance Group Ltd.	86	151,828
Willis Towers Watson PLC	365	99,503
		23,939,365
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A(1)	65,698	9,096,545
Alphabet, Inc., Class C(1)	54,845	7,666,234
Cargurus, Inc.(1)	6,935	153,541
Cars.com, Inc.(1)	4,211	77,230
IAC, Inc.(1)	2,059	116,951
Match Group, Inc.(1)	2,603	93,812
Meta Platforms, Inc., Class A	32,564	15,960,593
Pinterest, Inc., Class A(1)	7,028	257,928
Snap, Inc., Class A(1)	3,439	37,898
TripAdvisor, Inc.(1)	870	23,334
TrueCar, Inc.(1)	1,846	6,424
Yelp, Inc.(1)	2,905	111,668
Ziff Davis, Inc.(1)	666	45,794
ZipRecruiter, Inc., Class A(1)	1,743	22,171
ZoomInfo Technologies, Inc.(1)	3,371	56,498
		33,726,621
IT Services — 1.2%
Accenture PLC, Class A	5,860	2,196,211
Akamai Technologies, Inc.(1)	3,414	378,681
Amdocs Ltd.	1,298	118,378
Cloudflare, Inc., Class A(1)	1,412	139,138
Cognizant Technology Solutions Corp., Class A	12,523	989,567
DigitalOcean Holdings, Inc.(1)	1,042	39,513
34

Avantis U.S. Equity Fund
	Shares	Value
DXC Technology Co.(1)	11,233	$245,553
EPAM Systems, Inc.(1)	860	261,784
Gartner, Inc.(1)	1,726	803,556
Globant SA(1)	552	123,190
GoDaddy, Inc., Class A(1)	1,919	219,054
Hackett Group, Inc.	243	6,007
International Business Machines Corp.	7,306	1,351,829
Kyndryl Holdings, Inc.(1)	8,302	182,395
MongoDB, Inc.(1)	441	197,383
Okta, Inc.(1)	363	38,950
Perficient, Inc.(1)	416	26,986
Snowflake, Inc., Class A(1)	1,758	330,996
Twilio, Inc., Class A(1)	2,522	150,286
VeriSign, Inc.(1)	610	119,127
		7,918,584
Leisure Products — 0.2%
American Outdoor Brands, Inc.(1)	305	2,394
Brunswick Corp.	3,587	313,504
Clarus Corp.	253	1,457
Hasbro, Inc.	534	26,855
Malibu Boats, Inc., Class A(1)	1,042	45,473
Marine Products Corp.	990	11,345
MasterCraft Boat Holdings, Inc.(1)	673	14,759
Mattel, Inc.(1)	8,988	177,064
Polaris, Inc.	3,347	310,300
Smith & Wesson Brands, Inc.	2,127	29,204
Sturm Ruger & Co., Inc.	1,010	43,753
Topgolf Callaway Brands Corp.(1)	2,038	29,021
Vista Outdoor, Inc.(1)	4,692	146,390
YETI Holdings, Inc.(1)	5,816	238,689
		1,390,208
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	1,130	52,703
AbCellera Biologics, Inc.(1)(2)	9,145	46,182
Adaptive Biotechnologies Corp.(1)	962	3,954
Agilent Technologies, Inc.	1,724	236,809
Avantor, Inc.(1)	2,394	58,988
Azenta, Inc.(1)	2,256	146,978
Bio-Rad Laboratories, Inc., Class A(1)	331	107,866
Bio-Techne Corp.	1,825	134,265
Bruker Corp.	2,384	206,311
Charles River Laboratories International, Inc.(1)	433	110,064
Cytek Biosciences, Inc.(1)	2,488	19,158
Danaher Corp.	5,641	1,427,963
Illumina, Inc.(1)	832	116,339
Inotiv, Inc.(1)	878	6,541
IQVIA Holdings, Inc.(1)	1,729	427,340
Lifecore Biomedical, Inc.(1)(2)	2,262	18,888
Maravai LifeSciences Holdings, Inc., Class A(1)	1,771	13,690
MaxCyte, Inc.(1)	1,890	8,694
Medpace Holdings, Inc.(1)	601	238,909
35

Avantis U.S. Equity Fund
	Shares	Value
Mettler-Toledo International, Inc.(1)	181	$225,747
OmniAb, Inc.(1)	182	598
OmniAb, Inc.(1)	182	563
Quanterix Corp.(1)	1,365	32,705
Repligen Corp.(1)	533	103,397
Revvity, Inc.	1,337	146,522
Seer, Inc.(1)	2,342	4,262
Sotera Health Co.(1)	1,121	16,826
Standard BioTools, Inc.(1)	2,143	4,822
Thermo Fisher Scientific, Inc.	1,560	889,481
Waters Corp.(1)	1,124	379,260
West Pharmaceutical Services, Inc.	1,411	505,646
		5,691,471
Machinery — 2.8%
3D Systems Corp.(1)	2,235	9,253
AGCO Corp.	3,756	412,033
Alamo Group, Inc.	139	28,118
Allison Transmission Holdings, Inc.	1,321	99,511
Astec Industries, Inc.	736	29,882
Blue Bird Corp.(1)	1,100	37,224
Caterpillar, Inc.	10,795	3,605,098
Chart Industries, Inc.(1)	355	50,715
Commercial Vehicle Group, Inc.(1)	2,483	16,239
Crane Co.	898	109,161
Cummins, Inc.	3,326	893,397
Deere & Co.	6,615	2,414,806
Donaldson Co., Inc.	6,021	431,224
Dover Corp.	987	163,230
Enerpac Tool Group Corp.	1,841	62,060
Enpro, Inc.	601	93,648
Esab Corp.	290	28,745
ESCO Technologies, Inc.	700	71,323
Flowserve Corp.	2,379	100,679
Fortive Corp.	2,246	191,202
Franklin Electric Co., Inc.	1,155	120,074
Gates Industrial Corp. PLC(1)	2,322	34,180
Gorman-Rupp Co.	652	24,339
Graco, Inc.	5,179	472,635
Greenbrier Cos., Inc.	2,180	112,815
Hillenbrand, Inc.	929	44,174
Hillman Solutions Corp.(1)	5,781	56,307
Hyster-Yale Materials Handling, Inc.	559	32,914
IDEX Corp.	455	107,334
Illinois Tool Works, Inc.	4,105	1,076,126
Ingersoll Rand, Inc.	4,645	424,228
ITT, Inc.	2,578	325,189
John Bean Technologies Corp.	873	88,592
Kadant, Inc.	336	113,333
Kennametal, Inc.	3,828	96,619
Lincoln Electric Holdings, Inc.	1,979	507,811
Lindsay Corp.	547	65,263
36

Avantis U.S. Equity Fund
	Shares	Value
Manitowoc Co., Inc.(1)	1,586	$22,109
Middleby Corp.(1)	347	52,799
Miller Industries, Inc.	663	29,842
Mueller Industries, Inc.	7,380	379,184
Mueller Water Products, Inc., Class A	5,105	79,383
NN, Inc.(1)	691	3,234
Nordson Corp.	608	161,515
Omega Flex, Inc.	78	5,433
Oshkosh Corp.	2,158	239,236
Otis Worldwide Corp.	3,247	309,439
PACCAR, Inc.	17,164	1,903,316
Parker-Hannifin Corp.	927	496,362
Park-Ohio Holdings Corp.	1,204	32,339
Pentair PLC	1,105	85,958
Proto Labs, Inc.(1)	403	14,681
RBC Bearings, Inc.(1)	319	87,033
REV Group, Inc.	1,440	29,722
Shyft Group, Inc.	1,298	13,382
Snap-on, Inc.	1,752	482,956
Standex International Corp.	289	49,997
Stanley Black & Decker, Inc.	1,234	110,184
Stratasys Ltd.(1)	65	803
Tennant Co.	589	66,669
Terex Corp.	4,519	259,165
Timken Co.	3,025	254,070
Titan International, Inc.(1)	4,030	51,423
Toro Co.	2,572	237,421
Trinity Industries, Inc.	3,038	77,104
Wabash National Corp.	2,802	76,439
Watts Water Technologies, Inc., Class A	795	162,140
Westinghouse Air Brake Technologies Corp.	1,487	210,098
Xylem, Inc.	2,340	297,297
		18,830,214
Marine Transportation — 0.1%
Costamare, Inc.	1,893	21,523
Eagle Bulk Shipping, Inc.	484	29,655
Genco Shipping & Trading Ltd.	1,967	40,127
Kirby Corp.(1)	1,912	167,720
Matson, Inc.	2,698	299,613
Pangaea Logistics Solutions Ltd.	2,021	16,936
Safe Bulkers, Inc.(2)	2,798	12,983
		588,557
Media — 0.8%
Advantage Solutions, Inc.(1)	4,963	18,909
Altice USA, Inc., Class A(1)	842	2,501
AMC Networks, Inc., Class A(1)	1,331	17,223
Boston Omaha Corp., Class A(1)	279	4,578
Cable One, Inc.	235	107,160
Charter Communications, Inc., Class A(1)	1,116	328,026
Comcast Corp., Class A	75,054	3,216,064
Cumulus Media, Inc., Class A(1)	504	1,885
37

Avantis U.S. Equity Fund
	Shares	Value
EchoStar Corp., Class A(1)	4,639	$60,817
Entravision Communications Corp., Class A	2,377	9,152
Fox Corp., Class A	8,116	241,776
Fox Corp., Class B	4,247	116,283
Gambling.com Group Ltd.(1)	1,426	13,062
Gray Television, Inc.	1,992	11,633
Interpublic Group of Cos., Inc.	3,801	119,351
John Wiley & Sons, Inc., Class A	69	2,301
Liberty Broadband Corp., Class A(1)	453	27,248
Liberty Broadband Corp., Class C(1)	2,555	153,760
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	5,041
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	1,134	32,863
New York Times Co., Class A	3,092	136,914
News Corp., Class A	8,739	234,904
News Corp., Class B	2,644	74,006
Nexstar Media Group, Inc., Class A	505	83,916
Omnicom Group, Inc.	1,905	168,383
Paramount Global, Class B	9,349	103,213
PubMatic, Inc., Class A(1)	2,210	46,277
Scholastic Corp.	1,060	41,806
Sinclair, Inc.	563	8,361
Sirius XM Holdings, Inc.(2)	6,857	30,308
TechTarget, Inc.(1)	102	3,235
TEGNA, Inc.	439	6,150
Thryv Holdings, Inc.(1)	568	11,894
Trade Desk, Inc., Class A(1)	3,050	260,562
WideOpenWest, Inc.(1)	2,553	10,212
		5,709,774
Metals and Mining — 1.3%
Alcoa Corp.	5,866	159,614
Alpha Metallurgical Resources, Inc.	976	368,196
Arch Resources, Inc.	1,500	247,935
ATI, Inc.(1)	7,113	349,817
Carpenter Technology Corp.	1,412	91,286
Century Aluminum Co.(1)	1,342	14,051
Cleveland-Cliffs, Inc.(1)	18,770	390,416
Coeur Mining, Inc.(1)	4,989	12,921
Commercial Metals Co.	7,427	401,058
Compass Minerals International, Inc.	1,309	29,845
Freeport-McMoRan, Inc.	31,612	1,195,250
Haynes International, Inc.	157	9,331
Hecla Mining Co.	11,425	40,444
Kaiser Aluminum Corp.	498	36,115
Materion Corp.	984	132,171
McEwen Mining, Inc.(1)(2)	2,899	17,800
Metallus, Inc.(1)	2,117	46,045
MP Materials Corp.(1)	3,374	51,319
Newmont Corp.	16,433	513,531
Nucor Corp.	9,084	1,746,853
Olympic Steel, Inc.	801	54,484
Radius Recycling, Inc., Class A	1,280	25,293
38

Avantis U.S. Equity Fund
	Shares	Value
Ramaco Resources, Inc., Class A	1,527	$26,845
Ramaco Resources, Inc., Class B	305	3,660
Reliance, Inc.	2,595	833,566
Royal Gold, Inc.	1,681	172,521
Ryerson Holding Corp.	2,254	71,181
Steel Dynamics, Inc.	7,852	1,050,755
SunCoke Energy, Inc.	6,206	66,466
Tredegar Corp.	1,180	5,133
U.S. Steel Corp.	10,901	516,053
Warrior Met Coal, Inc.	4,483	255,396
Worthington Steel, Inc.(1)	1,930	61,104
		8,996,455
Multi-Utilities — 0.7%
Ameren Corp.	6,586	468,857
Avista Corp.	1,948	64,674
Black Hills Corp.	1,385	72,062
CenterPoint Energy, Inc.	14,152	389,180
CMS Energy Corp.	6,682	383,346
Consolidated Edison, Inc.	6,386	556,923
Dominion Energy, Inc.	8,847	423,152
DTE Energy Co.	3,716	402,629
NiSource, Inc.	12,334	321,424
Northwestern Energy Group, Inc.	1,498	71,784
Public Service Enterprise Group, Inc.	12,047	751,733
Sempra	6,960	491,376
Unitil Corp.	565	28,792
WEC Energy Group, Inc.	2,217	174,012
		4,599,944
Oil, Gas and Consumable Fuels — 7.3%
Amplify Energy Corp.(1)	2,878	17,383
Antero Midstream Corp.	18,211	244,027
Antero Resources Corp.(1)	17,612	452,628
APA Corp.	15,938	474,793
Ardmore Shipping Corp.	2,985	48,447
Berry Corp.	3,422	24,125
California Resources Corp.	5,588	291,526
Callon Petroleum Co.(1)	4,554	141,903
Centrus Energy Corp., Class A(1)	377	15,378
Cheniere Energy, Inc.	9,623	1,493,490
Chesapeake Energy Corp.	7,595	628,714
Chevron Corp.	28,032	4,261,144
Chord Energy Corp.	2,427	394,266
Civitas Resources, Inc.	5,776	396,696
Clean Energy Fuels Corp.(1)	3,357	9,903
CNX Resources Corp.(1)	12,578	263,509
Comstock Resources, Inc.(2)	6,487	55,464
ConocoPhillips	27,621	3,108,467
CONSOL Energy, Inc.	2,137	183,397
Coterra Energy, Inc.	35,476	914,571
Crescent Energy Co., Class A	4,639	51,864
CVR Energy, Inc.	2,893	95,990
39

Avantis U.S. Equity Fund
	Shares	Value
Delek U.S. Holdings, Inc.	1,900	$48,469
Devon Energy Corp.	23,560	1,038,054
DHT Holdings, Inc.	6,870	74,333
Diamondback Energy, Inc.	8,100	1,478,412
Dorian LPG Ltd.	2,695	97,424
DT Midstream, Inc.	3,876	223,374
EnLink Midstream LLC(1)	17,586	216,835
EOG Resources, Inc.	17,522	2,005,568
EQT Corp.	20,744	770,640
Equitrans Midstream Corp.	30,862	329,915
Evolution Petroleum Corp.	3,532	20,698
Exxon Mobil Corp.	60,534	6,327,014
FutureFuel Corp.	1,729	10,253
Granite Ridge Resources, Inc.	5,812	35,744
Green Plains, Inc.(1)	1,545	32,908
Gulfport Energy Corp.(1)	1,027	145,824
Hallador Energy Co.(1)	1,673	12,715
Hess Corp.	9,984	1,455,168
Hess Midstream LP, Class A	3,037	103,531
HF Sinclair Corp.	9,629	534,409
HighPeak Energy, Inc.(2)	808	13,389
International Seaways, Inc.	3,462	183,244
Kimbell Royalty Partners LP	4,237	66,479
Kinder Morgan, Inc.	35,184	611,850
Kosmos Energy Ltd.(1)	36,452	223,815
Magnolia Oil & Gas Corp., Class A	11,661	264,471
Marathon Oil Corp.	30,777	746,342
Marathon Petroleum Corp.	13,915	2,354,835
Matador Resources Co.	6,753	426,452
Murphy Oil Corp.	9,725	385,791
New Fortress Energy, Inc.(2)	5,569	195,750
Nordic American Tankers Ltd.	12,540	51,038
Northern Oil & Gas, Inc.	7,237	258,578
Occidental Petroleum Corp.	22,679	1,374,574
ONEOK, Inc.	11,600	871,392
Overseas Shipholding Group, Inc., Class A	4,963	30,175
Ovintiv, Inc.	15,137	747,919
Par Pacific Holdings, Inc.(1)	5,004	180,744
PBF Energy, Inc., Class A	7,297	340,770
Peabody Energy Corp.	7,802	193,256
Permian Resources Corp.	25,475	396,391
Phillips 66	12,025	1,713,683
Pioneer Natural Resources Co.	7,710	1,813,315
Plains GP Holdings LP, Class A(1)	9,721	167,201
Range Resources Corp.	16,010	506,236
REX American Resources Corp.(1)	564	24,805
Riley Exploration Permian, Inc.	588	13,906
Ring Energy, Inc.(1)(2)	4,287	6,130
SandRidge Energy, Inc.	2,068	26,967
Scorpio Tankers, Inc.	3,151	211,527
SFL Corp. Ltd.	8,144	108,804
40

Avantis U.S. Equity Fund
	Shares	Value
SilverBow Resources, Inc.(1)	2,069	$58,739
Sitio Royalties Corp., Class A	2,276	51,938
SM Energy Co.	9,441	413,233
Southwestern Energy Co.(1)	74,924	522,220
Talos Energy, Inc.(1)	9,425	124,316
Targa Resources Corp.	10,996	1,080,247
Teekay Corp.(1)	4,643	35,148
Teekay Tankers Ltd., Class A	1,621	88,863
Texas Pacific Land Corp.	196	308,782
VAALCO Energy, Inc.	7,061	31,492
Valero Energy Corp.	13,163	1,862,038
Viper Energy, Inc.	1,359	49,114
Vital Energy, Inc.(1)	1,814	91,299
Vitesse Energy, Inc.	1,680	38,186
W&T Offshore, Inc.	4,785	14,451
Williams Cos., Inc.	40,479	1,454,815
World Kinect Corp.	3,566	86,868
		49,350,551
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,234	48,484
Louisiana-Pacific Corp.	3,085	228,197
Mercer International, Inc.	2,526	23,189
Sylvamo Corp.	2,010	121,424
		421,294
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	7,918	296,054
Allegiant Travel Co.	1,156	84,134
American Airlines Group, Inc.(1)	6,202	97,247
Delta Air Lines, Inc.	12,351	522,077
Hawaiian Holdings, Inc.(1)	2,390	33,723
JetBlue Airways Corp.(1)	18,068	117,081
SkyWest, Inc.(1)	2,317	148,798
Southwest Airlines Co.	27,229	933,138
Spirit Airlines, Inc.(2)	3,808	24,561
Sun Country Airlines Holdings, Inc.(1)	2,715	40,725
United Airlines Holdings, Inc.(1)	17,747	807,311
		3,104,849
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	203	11,561
Coty, Inc., Class A(1)	2,050	25,748
Edgewell Personal Care Co.	654	24,976
elf Beauty, Inc.(1)	822	171,412
Estee Lauder Cos., Inc., Class A	1,959	291,068
Herbalife Ltd.(1)	446	3,938
Inter Parfums, Inc.	516	75,708
Kenvue, Inc.	12,062	229,178
Medifast, Inc.	515	20,646
Nature's Sunshine Products, Inc.(1)	1,149	20,395
Nu Skin Enterprises, Inc., Class A	1,997	24,962
USANA Health Sciences, Inc.(1)	442	21,331
		920,923
41

Avantis U.S. Equity Fund
	Shares	Value
Pharmaceuticals — 3.0%
Amneal Pharmaceuticals, Inc.(1)	5,908	$32,612
Amphastar Pharmaceuticals, Inc.(1)	3,186	148,372
Arvinas, Inc.(1)	1,841	84,649
Atea Pharmaceuticals, Inc.(1)	3,630	15,645
Athira Pharma, Inc.(1)	865	3,330
Bristol-Myers Squibb Co.	25,144	1,276,058
Catalent, Inc.(1)	2,757	158,086
Collegium Pharmaceutical, Inc.(1)	2,313	84,910
Corcept Therapeutics, Inc.(1)	4,760	111,860
Elanco Animal Health, Inc.(1)	9,843	156,405
Eli Lilly & Co.	8,450	6,368,596
Harmony Biosciences Holdings, Inc.(1)	2,053	65,901
Innoviva, Inc.(1)	2,990	45,687
Intra-Cellular Therapies, Inc.(1)	899	62,499
Jazz Pharmaceuticals PLC(1)	2,790	331,731
Johnson & Johnson	35,465	5,723,342
Ligand Pharmaceuticals, Inc.(1)	480	38,088
Merck & Co., Inc.	15,206	1,933,443
Organon & Co.	1,514	26,359
Pacira BioSciences, Inc.(1)	914	27,164
Perrigo Co. PLC	1,973	51,811
Pfizer, Inc.	54,760	1,454,426
Phibro Animal Health Corp., Class A	349	4,513
Pliant Therapeutics, Inc.(1)	1,165	18,489
Prestige Consumer Healthcare, Inc.(1)	1,185	82,452
ProPhase Labs, Inc.(1)(2)	711	3,178
Royalty Pharma PLC, Class A	4,252	129,006
SIGA Technologies, Inc.	2,227	11,603
Supernus Pharmaceuticals, Inc.(1)	1,246	37,006
Theravance Biopharma, Inc.(1)	88	833
Viatris, Inc.	49,550	612,934
Zoetis, Inc.	6,812	1,351,024
		20,452,012
Professional Services — 1.1%
ASGN, Inc.(1)	367	36,450
Automatic Data Processing, Inc.	6,241	1,567,302
Barrett Business Services, Inc.	411	50,138
Booz Allen Hamilton Holding Corp.	2,263	334,268
Broadridge Financial Solutions, Inc., ADR	1,797	365,833
CACI International, Inc., Class A(1)	73	27,364
CBIZ, Inc.(1)	1,968	148,643
Clarivate PLC(1)	10,685	76,718
Concentrix Corp.	587	42,528
CRA International, Inc.	224	29,689
CSG Systems International, Inc.	812	44,303
Dayforce, Inc.(1)	388	27,067
Dun & Bradstreet Holdings, Inc.	380	4,005
Equifax, Inc.	727	198,900
ExlService Holdings, Inc.(1)	1,680	52,282
Exponent, Inc.	1,023	82,750
42

Avantis U.S. Equity Fund
	Shares	Value
First Advantage Corp.	1,404	$21,987
Franklin Covey Co.(1)	585	22,335
FTI Consulting, Inc.(1)	197	40,755
Genpact Ltd.	1,411	47,974
Heidrick & Struggles International, Inc.	865	29,410
Huron Consulting Group, Inc.(1)	209	20,509
IBEX Holdings Ltd.(1)	816	13,023
Insperity, Inc.	1,539	156,655
Jacobs Solutions, Inc.	644	94,443
KBR, Inc.	1,649	98,989
Kelly Services, Inc., Class A	1,355	33,238
Kforce, Inc.	916	63,790
Korn Ferry	2,010	127,957
Legalzoom.com, Inc.(1)	2,616	32,438
Leidos Holdings, Inc.	263	33,627
ManpowerGroup, Inc.	1,108	79,953
Maximus, Inc.	765	64,000
Parsons Corp.(1)	30	2,418
Paychex, Inc.	8,693	1,065,936
Paycom Software, Inc.	1,367	249,327
Paylocity Holding Corp.(1)	757	127,638
Planet Labs PBC(1)(2)	5,590	12,242
RCM Technologies, Inc.(1)	304	8,390
Resources Connection, Inc.	1,465	20,261
Robert Half, Inc.	6,002	482,561
Science Applications International Corp.	892	124,844
SS&C Technologies Holdings, Inc.	1,264	80,593
TransUnion	796	61,794
TriNet Group, Inc.(1)	1,562	199,952
TrueBlue, Inc.(1)	1,245	14,629
TTEC Holdings, Inc.	119	2,077
Verisk Analytics, Inc.	3,274	791,981
Verra Mobility Corp.(1)	2,671	57,747
		7,371,713
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,746	252,330
CoStar Group, Inc.(1)	2,588	225,234
Cushman & Wakefield PLC(1)	1,625	16,234
Douglas Elliman, Inc.	3,062	5,634
Forestar Group, Inc.(1)	1,094	36,890
FRP Holdings, Inc.(1)	20	1,204
Howard Hughes Holdings, Inc.(1)	629	48,056
Jones Lang LaSalle, Inc.(1)	937	178,255
Kennedy-Wilson Holdings, Inc.	3,861	33,899
Marcus & Millichap, Inc.	1,365	50,082
Newmark Group, Inc., Class A	5,411	58,385
Opendoor Technologies, Inc.(1)	57,189	176,142
RE/MAX Holdings, Inc., Class A	648	5,527
RMR Group, Inc., Class A	648	15,856
Zillow Group, Inc., Class A(1)	766	41,410
Zillow Group, Inc., Class C(1)	3,079	172,886
		1,318,024
43

Avantis U.S. Equity Fund
	Shares	Value
Semiconductors and Semiconductor Equipment — 6.5%
ACM Research, Inc., Class A(1)	1,253	$38,743
Advanced Micro Devices, Inc.(1)	11,813	2,274,357
Allegro MicroSystems, Inc.(1)	1,921	60,492
Alpha & Omega Semiconductor Ltd.(1)	643	14,082
Amkor Technology, Inc.	6,018	186,678
Analog Devices, Inc.	4,366	837,486
Applied Materials, Inc.	18,422	3,714,244
Axcelis Technologies, Inc.(1)	1,807	203,595
AXT, Inc.(1)	2,464	10,570
Broadcom, Inc.	3,276	4,260,405
CEVA, Inc.(1)	370	8,377
Cirrus Logic, Inc.(1)	2,053	188,506
Cohu, Inc.(1)	1,725	55,424
Diodes, Inc.(1)	2,470	167,911
Enphase Energy, Inc.(1)	3,159	401,224
Entegris, Inc.	874	117,431
First Solar, Inc.(1)	3,725	573,240
FormFactor, Inc.(1)	1,867	80,337
GLOBALFOUNDRIES, Inc.(1)(2)	1,927	105,349
Ichor Holdings Ltd.(1)	663	28,376
Intel Corp.	54,743	2,356,686
KLA Corp.	2,276	1,552,915
Kulicke & Soffa Industries, Inc.	3,374	160,670
Lam Research Corp.	3,310	3,105,607
Lattice Semiconductor Corp.(1)	1,826	139,890
MACOM Technology Solutions Holdings, Inc.(1)	863	76,229
Magnachip Semiconductor Corp.(1)	601	3,426
Marvell Technology, Inc.	6,694	479,692
MaxLinear, Inc.(1)	2,409	46,831
Microchip Technology, Inc.	6,431	541,104
Micron Technology, Inc.	15,762	1,428,195
MKS Instruments, Inc.	885	108,643
Monolithic Power Systems, Inc.	547	393,862
NVE Corp.	259	21,650
NVIDIA Corp.	14,609	11,557,472
NXP Semiconductors NV	3,105	775,412
ON Semiconductor Corp.(1)	10,175	803,011
Onto Innovation, Inc.(1)	1,182	217,677
Photronics, Inc.(1)	4,785	137,760
Qorvo, Inc.(1)	2,270	260,028
QUALCOMM, Inc.	17,910	2,826,019
Rambus, Inc.(1)	1,432	84,832
SiTime Corp.(1)	363	33,577
Skyworks Solutions, Inc.	6,135	643,684
SMART Global Holdings, Inc.(1)	4,206	89,462
Synaptics, Inc.(1)	1,600	160,160
Teradyne, Inc.	3,312	343,090
Texas Instruments, Inc.	14,581	2,439,839
Ultra Clean Holdings, Inc.(1)	1,864	80,525
Universal Display Corp.	902	157,327
		44,352,102
44

Avantis U.S. Equity Fund
	Shares	Value
Software — 7.0%
A10 Networks, Inc.	1,937	$25,781
ACI Worldwide, Inc.(1)	251	8,260
Adeia, Inc.	4,400	49,896
Adobe, Inc.(1)	3,555	1,991,795
Altair Engineering, Inc., Class A(1)	369	31,395
American Software, Inc., Class A	628	7,046
ANSYS, Inc.(1)	529	176,776
Appfolio, Inc., Class A(1)	130	31,472
AppLovin Corp., Class A(1)	2,733	163,215
Aspen Technology, Inc.(1)	420	81,434
Atlassian Corp., Class A(1)	794	164,692
Aurora Innovation, Inc.(1)	23,748	60,320
Autodesk, Inc.(1)	2,676	690,863
Bentley Systems, Inc., Class B	2,739	140,702
Bill Holdings, Inc.(1)	1,631	103,291
Blackbaud, Inc.(1)	48	3,321
Box, Inc., Class A(1)	1,329	34,275
C3.ai, Inc., Class A(1)(2)	1,892	69,947
Cadence Design Systems, Inc.(1)	2,362	718,946
Cleanspark, Inc.(1)	10,977	183,535
CommVault Systems, Inc.(1)	1,438	137,631
Confluent, Inc., Class A(1)	1,919	64,997
Consensus Cloud Solutions, Inc.(1)	294	4,681
Crowdstrike Holdings, Inc., Class A(1)	2,055	666,128
Datadog, Inc., Class A(1)	1,814	238,468
DocuSign, Inc.(1)	1,998	106,433
Dolby Laboratories, Inc., Class A	1,524	123,444
DoubleVerify Holdings, Inc.(1)	1,928	59,556
Dropbox, Inc., Class A(1)	1,553	37,194
Dynatrace, Inc.(1)	1,584	78,487
Elastic NV(1)	232	31,044
Envestnet, Inc.(1)	56	2,886
Fair Isaac Corp.(1)	220	279,380
Fortinet, Inc.(1)	17,072	1,179,846
Freshworks, Inc., Class A(1)	3,295	67,350
Gen Digital, Inc.	2,630	56,519
Gitlab, Inc., Class A(1)	1,110	80,053
Guidewire Software, Inc.(1)	1,034	123,398
HashiCorp, Inc., Class A(1)	939	24,480
HubSpot, Inc.(1)	323	199,876
InterDigital, Inc.	1,908	204,194
Intuit, Inc.	1,554	1,030,131
LiveRamp Holdings, Inc.(1)	1,449	50,686
Manhattan Associates, Inc.(1)	1,854	469,674
Matterport, Inc.(1)	8,164	17,308
Microsoft Corp.	67,714	28,009,219
MicroStrategy, Inc., Class A(1)	224	229,116
NCR Voyix Corp.(1)	2,041	29,819
Nutanix, Inc., Class A(1)	1,450	91,582
Olo, Inc., Class A(1)	2,445	14,230
45

Avantis U.S. Equity Fund
	Shares	Value
Oracle Corp.	15,027	$1,678,215
Palantir Technologies, Inc., Class A(1)	15,078	378,156
Palo Alto Networks, Inc.(1)	4,404	1,367,662
Procore Technologies, Inc.(1)	638	49,783
Progress Software Corp.	642	34,257
PROS Holdings, Inc.(1)	347	12,405
PTC, Inc.(1)	1,227	224,553
Qualys, Inc.(1)	2,052	352,657
Rapid7, Inc.(1)	344	20,152
RingCentral, Inc., Class A(1)	153	5,113
Riot Platforms, Inc.(1)	6,474	91,413
Roper Technologies, Inc.	499	271,820
Salesforce, Inc.(1)	4,873	1,504,880
Samsara, Inc., Class A(1)	1,446	49,959
SentinelOne, Inc., Class A(1)	3,178	89,524
ServiceNow, Inc.(1)	1,463	1,128,470
Smartsheet, Inc., Class A(1)	677	28,576
Splunk, Inc.(1)	1,366	213,397
SPS Commerce, Inc.(1)	399	73,879
Synopsys, Inc.(1)	1,202	689,623
Tyler Technologies, Inc.(1)	215	93,985
UiPath, Inc., Class A(1)	6,067	144,091
Unity Software, Inc.(1)	1,253	36,738
Verint Systems, Inc.(1)	99	3,129
Workday, Inc., Class A(1)	1,174	345,931
Workiva, Inc.(1)	347	29,884
Xperi, Inc.(1)	1,053	11,541
Zoom Video Communications, Inc., Class A(1)	3,435	242,958
Zscaler, Inc.(1)	495	119,775
		47,737,298
Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A(1)	849	8,847
Aaron's Co., Inc.	2,739	21,227
Abercrombie & Fitch Co., Class A(1)	4,376	559,078
Academy Sports & Outdoors, Inc.	3,804	284,235
Advance Auto Parts, Inc.	1,908	128,866
American Eagle Outfitters, Inc.	14,010	332,737
America's Car-Mart, Inc.(1)	283	19,057
Arhaus, Inc.(1)	2,009	26,559
Arko Corp.	3,379	22,065
Asbury Automotive Group, Inc.(1)	791	165,185
AutoNation, Inc.(1)	1,306	195,639
AutoZone, Inc.(1)	93	279,560
Bath & Body Works, Inc.	2,154	98,438
Best Buy Co., Inc.	8,529	689,826
Big 5 Sporting Goods Corp.	321	1,541
Boot Barn Holdings, Inc.(1)	1,643	151,977
Buckle, Inc.	2,375	97,232
Build-A-Bear Workshop, Inc.	1,114	26,669
Burlington Stores, Inc.(1)	2,285	468,653
Caleres, Inc.	3,007	116,100
46

Avantis U.S. Equity Fund
	Shares	Value
Camping World Holdings, Inc., Class A	974	$25,996
CarMax, Inc.(1)	6,831	539,649
Carvana Co.(1)	1,237	93,925
Cato Corp., Class A	608	4,019
Chewy, Inc., Class A(1)	788	13,900
Children's Place, Inc.(1)	496	9,543
Citi Trends, Inc.(1)	310	9,610
Container Store Group, Inc.(1)	332	458
Designer Brands, Inc., Class A	3,573	37,731
Destination XL Group, Inc.(1)	3,385	13,506
Dick's Sporting Goods, Inc.	3,538	629,375
Five Below, Inc.(1)	1,498	300,619
Floor & Decor Holdings, Inc., Class A(1)	4,249	514,639
Foot Locker, Inc.	4,733	162,957
GameStop Corp., Class A(1)	144	2,055
Gap, Inc.	10,120	191,673
Genesco, Inc.(1)	669	21,354
Guess?, Inc.	2,340	59,389
Haverty Furniture Cos., Inc.	552	18,934
Hibbett, Inc.	768	62,938
Home Depot, Inc.	12,466	4,744,684
Lands' End, Inc.(1)	165	1,605
Leslie's, Inc.(1)	1,884	14,884
Lithia Motors, Inc.	930	278,126
LL Flooring Holdings, Inc.(1)	428	916
Lowe's Cos., Inc.	3,568	858,711
MarineMax, Inc.(1)	860	28,552
Monro, Inc.	56	1,880
Murphy USA, Inc.	1,174	489,570
National Vision Holdings, Inc.(1)	585	13,689
ODP Corp.(1)	2,447	138,207
O'Reilly Automotive, Inc.(1)	459	499,126
Penske Automotive Group, Inc.	612	93,942
PetMed Express, Inc.	282	1,427
RH(1)	386	105,918
Ross Stores, Inc.	12,290	1,830,718
Sally Beauty Holdings, Inc.(1)	1,334	16,848
Shoe Carnival, Inc.	492	16,123
Signet Jewelers Ltd.	2,853	290,321
Sonic Automotive, Inc., Class A	922	48,405
Sportsman's Warehouse Holdings, Inc.(1)	796	2,874
Stitch Fix, Inc., Class A(1)	127	410
Tilly's, Inc., Class A(1)	712	5,475
TJX Cos., Inc.	28,611	2,836,495
Tractor Supply Co.	2,936	746,683
Ulta Beauty, Inc.(1)	1,432	785,538
Upbound Group, Inc.	3,568	120,456
Urban Outfitters, Inc.(1)	3,710	154,150
Valvoline, Inc.(1)	4,757	202,838
Victoria's Secret & Co.(1)	3,269	93,363
Wayfair, Inc., Class A(1)	991	59,064
47

Avantis U.S. Equity Fund
	Shares	Value
Williams-Sonoma, Inc.	3,394	$799,389
Winmark Corp.	56	21,255
Zumiez, Inc.(1)	640	11,277
		21,718,680
Technology Hardware, Storage and Peripherals — 4.4%
Apple, Inc.	148,993	26,930,485
Dell Technologies, Inc., Class C	2,087	197,555
Eastman Kodak Co.(1)	2,017	10,771
Hewlett Packard Enterprise Co.	25,470	387,908
HP, Inc.	5,124	145,163
Immersion Corp.	1,954	13,189
NetApp, Inc.	4,024	358,619
Pure Storage, Inc., Class A(1)	4,957	260,986
Seagate Technology Holdings PLC	2,805	261,005
Super Micro Computer, Inc.(1)	1,205	1,043,675
Turtle Beach Corp.(1)	1,814	19,373
Western Digital Corp.(1)	1,665	99,018
		29,727,747
Textiles, Apparel and Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	4,929	227,375
Carter's, Inc.	2,586	209,337
Columbia Sportswear Co.	1,698	140,408
Crocs, Inc.(1)	3,392	414,672
Deckers Outdoor Corp.(1)	1,334	1,194,717
G-III Apparel Group Ltd.(1)	2,315	77,020
Hanesbrands, Inc.(1)	4,693	25,342
Kontoor Brands, Inc.	1,131	66,853
Lakeland Industries, Inc.	124	2,235
Levi Strauss & Co., Class A	2,442	44,371
Lululemon Athletica, Inc.(1)	3,394	1,585,303
Movado Group, Inc.	613	17,599
NIKE, Inc., Class B	8,125	844,431
Oxford Industries, Inc.	933	94,597
PVH Corp.	2,090	285,640
Ralph Lauren Corp.	1,933	359,383
Rocky Brands, Inc.	110	2,745
Skechers USA, Inc., Class A(1)	4,168	257,624
Steven Madden Ltd.	3,459	148,114
Tapestry, Inc.	8,573	407,475
Under Armour, Inc., Class A(1)	6,609	59,217
Under Armour, Inc., Class C(1)	7,167	61,206
Unifi, Inc.(1)	394	2,317
VF Corp.	3,131	51,161
		6,579,142
Trading Companies and Distributors — 1.3%
Air Lease Corp.	6,550	262,655
Alta Equipment Group, Inc.	676	7,760
Applied Industrial Technologies, Inc.	1,491	283,126
Beacon Roofing Supply, Inc.(1)	1,448	124,369
BlueLinx Holdings, Inc.(1)	680	86,258
Boise Cascade Co.	3,013	409,497
48

Avantis U.S. Equity Fund
	Shares	Value
Core & Main, Inc., Class A(1)	2,302	$109,874
DNOW, Inc.(1)	4,992	70,637
Fastenal Co.	20,165	1,472,247
FTAI Aviation Ltd.	2,436	137,122
GATX Corp.	2,235	283,487
Global Industrial Co.	653	28,634
GMS, Inc.(1)	2,552	227,919
H&E Equipment Services, Inc.	2,149	121,397
Herc Holdings, Inc.	1,847	293,082
Hudson Technologies, Inc.(1)	2,646	38,764
Karat Packaging, Inc.	634	18,760
McGrath RentCorp	1,482	184,479
MRC Global, Inc.(1)	2,203	25,401
MSC Industrial Direct Co., Inc., Class A	2,875	290,203
Rush Enterprises, Inc., Class A	2,743	133,584
Rush Enterprises, Inc., Class B	442	22,290
SiteOne Landscape Supply, Inc.(1)	1,341	225,932
Textainer Group Holdings Ltd.	2,454	122,455
Titan Machinery, Inc.(1)	997	25,154
United Rentals, Inc.	2,263	1,568,870
Watsco, Inc.	590	232,531
WESCO International, Inc.	1,637	244,715
WW Grainger, Inc.	1,630	1,586,740
		8,637,942
Water Utilities — 0.0%
American States Water Co.	625	44,631
American Water Works Co., Inc.	1,147	135,966
Essential Utilities, Inc.	555	19,303
		199,900
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	3,112	25,394
Telephone & Data Systems, Inc.	5,957	91,142
T-Mobile U.S., Inc.	8,658	1,413,851
U.S. Cellular Corp.(1)	828	28,889
		1,559,276
TOTAL COMMON STOCKS (Cost $556,586,039)		677,708,237
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
Mirati Therapeutics, Inc.(1)	667	467
		482
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $1,504)		934
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	210	2
49

Avantis U.S. Equity Fund
	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	644,335	$644,335
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,408,340	1,408,340
TOTAL SHORT-TERM INVESTMENTS (Cost $2,052,675)		2,052,675
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $558,640,218)		679,761,848
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,238,030)
TOTAL NET ASSETS — 100.0%		$678,523,818

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	March 2024	$765,563	$23,770
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,477,531. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,519,849, which includes securities collateral of $111,509.

See Notes to Financial Statements.
50

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Large Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.2%
Huntington Ingalls Industries, Inc.	1,800	$524,916
Air Freight and Logistics — 1.6%
Expeditors International of Washington, Inc.	6,771	809,812
FedEx Corp.	5,846	1,455,479
United Parcel Service, Inc., Class B	12,821	1,900,841
		4,166,132
Automobile Components — 0.4%
Autoliv, Inc.	3,253	377,446
BorgWarner, Inc.	9,740	303,206
Lear Corp.	2,267	311,372
		992,024
Automobiles — 1.3%
Ford Motor Co.	108,023	1,343,806
General Motors Co.	37,896	1,552,978
Harley-Davidson, Inc.	3,499	126,909
Thor Industries, Inc.	2,420	310,196
		3,333,889
Banks — 7.1%
BOK Financial Corp.	1,107	94,106
Citizens Financial Group, Inc.	7,192	225,757
Comerica, Inc.	8,562	422,792
Commerce Bancshares, Inc.	4,960	258,118
Cullen/Frost Bankers, Inc.	2,979	323,251
East West Bancorp, Inc.	9,347	681,022
Fifth Third Bancorp	34,707	1,191,838
Huntington Bancshares, Inc.	51,050	665,692
JPMorgan Chase & Co.	33,661	6,262,966
KeyCorp	18,089	258,130
PNC Financial Services Group, Inc.	2,635	387,872
Popular, Inc.	4,153	347,523
Regions Financial Corp.	34,866	649,554
Synovus Financial Corp.	9,002	341,536
U.S. Bancorp	29,883	1,253,891
Webster Financial Corp.	4,684	223,146
Wells Fargo & Co.	59,895	3,329,563
Western Alliance Bancorp	7,187	414,906
Wintrust Financial Corp.	2,707	260,819
Zions Bancorp NA	9,347	368,552
		17,961,034
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	339	285,031
Molson Coors Beverage Co., Class B	3,901	243,500
National Beverage Corp.(1)	1,234	64,958
		593,489
Biotechnology — 0.8%
Gilead Sciences, Inc.	24,616	1,774,814
Vertex Pharmaceuticals, Inc.(1)	523	220,047
		1,994,861
51

Avantis U.S. Large Cap Value Fund
	Shares	Value
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	19,711	$3,484,116
Dillard's, Inc., Class A	116	48,109
Macy's, Inc.	18,401	320,913
MercadoLibre, Inc.(1)	1,199	1,912,765
		5,765,903
Building Products — 2.1%
A O Smith Corp.	4,285	355,227
Advanced Drainage Systems, Inc.	3,959	646,267
Armstrong World Industries, Inc.	3,418	412,245
Builders FirstSource, Inc.(1)	6,577	1,283,699
Carlisle Cos., Inc.	2,232	781,200
Owens Corning	4,804	719,543
Simpson Manufacturing Co., Inc.	1,900	396,492
Trex Co., Inc.(1)	4,630	424,849
UFP Industries, Inc.	3,651	418,514
		5,438,036
Capital Markets — 3.6%
Ameriprise Financial, Inc.	3,949	1,608,665
Bank of New York Mellon Corp.	19,814	1,111,367
Charles Schwab Corp.	29,045	1,939,625
Evercore, Inc., Class A	1,780	333,002
Goldman Sachs Group, Inc.	2,892	1,125,132
Jefferies Financial Group, Inc.	9,846	411,760
Morgan Stanley	18,853	1,622,112
Northern Trust Corp.	4,228	347,246
Raymond James Financial, Inc.	4,475	538,432
		9,037,341
Chemicals — 1.9%
CF Industries Holdings, Inc.	6,859	553,658
Chemours Co.	8,554	168,257
Dow, Inc.	17,406	972,647
Eastman Chemical Co.	4,495	394,391
LyondellBasell Industries NV, Class A	8,970	899,512
Mosaic Co.	13,912	433,498
NewMarket Corp.	495	317,627
Olin Corp.	5,172	278,254
RPM International, Inc.	5,626	648,959
Westlake Corp.	1,479	205,152
		4,871,955
Construction and Engineering — 0.4%
Comfort Systems USA, Inc.	1,957	598,314
EMCOR Group, Inc.	1,614	506,021
		1,104,335
Construction Materials — 0.6%
Eagle Materials, Inc.	2,133	540,822
Martin Marietta Materials, Inc.	1,582	913,937
		1,454,759
Consumer Finance — 2.0%
Ally Financial, Inc.	19,264	712,575
Capital One Financial Corp.	12,313	1,694,392
52

Avantis U.S. Large Cap Value Fund
	Shares	Value
Discover Financial Services	11,321	$1,366,445
OneMain Holdings, Inc.	7,379	348,510
Synchrony Financial	20,768	857,719
		4,979,641
Consumer Staples Distribution & Retail — 5.7%
BJ's Wholesale Club Holdings, Inc.(1)	3,493	255,129
Casey's General Stores, Inc.	1,699	517,329
Costco Wholesale Corp.	7,236	5,382,788
Dollar Tree, Inc.(1)	7,246	1,062,843
Kroger Co.	24,605	1,220,654
Sprouts Farmers Market, Inc.(1)	7,389	461,369
Target Corp.	14,262	2,180,945
Walmart, Inc.	58,035	3,401,431
		14,482,488
Containers and Packaging — 1.0%
Graphic Packaging Holding Co.	17,474	453,450
International Paper Co.	17,386	614,769
Packaging Corp. of America	3,851	697,763
Sonoco Products Co.	3,152	178,655
Westrock Co.	15,689	710,555
		2,655,192
Distributors — 0.2%
Pool Corp.	1,479	588,819
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	159,210	2,695,425
Frontier Communications Parent, Inc.(1)	17,382	411,606
Verizon Communications, Inc.	86,328	3,454,847
		6,561,878
Electrical Equipment — 0.3%
Acuity Brands, Inc.	1,875	471,075
Atkore, Inc.	2,218	375,729
		846,804
Electronic Equipment, Instruments and Components — 0.8%
Arrow Electronics, Inc.(1)	566	66,505
Flex Ltd.(1)	15,468	435,424
Insight Enterprises, Inc.(1)	2,002	376,376
Jabil, Inc.	6,702	965,691
TD SYNNEX Corp.	1,881	195,436
		2,039,432
Energy Equipment and Services — 1.1%
Baker Hughes Co.	21,925	648,761
ChampionX Corp.	6,890	214,003
Halliburton Co.	24,149	846,906
Patterson-UTI Energy, Inc.	11,028	127,594
TechnipFMC PLC	22,347	484,706
Valaris Ltd.(1)	1,150	72,508
Weatherford International PLC(1)	4,202	431,167
		2,825,645
Financial Services — 1.9%
Essent Group Ltd.	4,963	265,868
MGIC Investment Corp.	14,882	296,003
53

Avantis U.S. Large Cap Value Fund
	Shares	Value
Visa, Inc., Class A	15,210	$4,298,954
		4,860,825
Food Products — 0.7%
Archer-Daniels-Midland Co.	10,358	550,113
Bunge Global SA	6,287	593,304
Flowers Foods, Inc.	2,018	45,244
Hershey Co.	368	69,154
Ingredion, Inc.	3,639	428,056
		1,685,871
Ground Transportation — 4.3%
CSX Corp.	61,429	2,330,616
JB Hunt Transport Services, Inc.	4,080	841,745
Landstar System, Inc.	2,223	422,814
Norfolk Southern Corp.	5,571	1,411,580
Old Dominion Freight Line, Inc.	2,958	1,308,856
Ryder System, Inc.	2,840	324,044
Saia, Inc.(1)	1,227	706,016
Schneider National, Inc., Class B	2,178	51,292
U-Haul Holding Co.(1)(2)	313	20,151
U-Haul Holding Co.	3,106	197,448
Union Pacific Corp.	13,259	3,363,676
		10,978,238
Health Care Equipment and Supplies — 0.2%
IDEXX Laboratories, Inc.(1)	809	465,361
Health Care Providers and Services — 1.3%
Centene Corp.(1)	12,090	948,219
Ensign Group, Inc.	2,188	273,325
Humana, Inc.	2,905	1,017,679
Molina Healthcare, Inc.(1)	2,611	1,028,499
		3,267,722
Hotels, Restaurants and Leisure — 2.2%
Boyd Gaming Corp.	2,983	197,266
Carnival Corp.(1)	42,521	674,383
Chipotle Mexican Grill, Inc.(1)	658	1,769,211
Darden Restaurants, Inc.	4,288	732,005
Las Vegas Sands Corp.	2,572	140,225
Norwegian Cruise Line Holdings Ltd.(1)	20,269	393,016
Royal Caribbean Cruises Ltd.(1)	10,361	1,278,029
Texas Roadhouse, Inc.	2,724	406,884
		5,591,019
Household Durables — 2.3%
DR Horton, Inc.	6,399	956,267
Installed Building Products, Inc.	1,139	272,141
Lennar Corp., B Shares	381	56,148
Lennar Corp., Class A	8,227	1,304,062
Meritage Homes Corp.	1,753	276,378
Mohawk Industries, Inc.(1)	1,745	206,992
NVR, Inc.(1)	134	1,021,826
PulteGroup, Inc.	8,500	921,230
Taylor Morrison Home Corp.(1)	6,892	390,156
Toll Brothers, Inc.	4,516	517,714
		5,922,914
54

Avantis U.S. Large Cap Value Fund
	Shares	Value
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	19,753	$300,245
Vistra Corp.	21,435	1,169,065
		1,469,310
Insurance — 5.4%
Aflac, Inc.	11,094	895,729
American Financial Group, Inc.	3,648	465,740
American International Group, Inc.	21,966	1,601,102
Arch Capital Group Ltd.(1)	12,225	1,070,788
Axis Capital Holdings Ltd.	5,313	332,434
Everest Group Ltd.	1,842	679,477
Hartford Financial Services Group, Inc.	13,469	1,290,869
MetLife, Inc.	17,646	1,230,632
Old Republic International Corp.	6,151	178,133
Primerica, Inc.	2,168	531,724
Prudential Financial, Inc.	13,396	1,460,030
Reinsurance Group of America, Inc.	3,303	584,135
RenaissanceRe Holdings Ltd.	1,772	398,381
Travelers Cos., Inc.	9,405	2,078,129
Unum Group	7,746	383,040
W R Berkley Corp.	5,706	477,022
		13,657,365
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A(1)	23,028	3,188,457
Alphabet, Inc., Class C(1)	19,184	2,681,540
Meta Platforms, Inc., Class A	13,804	6,765,754
		12,635,751
IT Services — 0.1%
DXC Technology Co.(1)	10,265	224,393
Leisure Products — 0.2%
Brunswick Corp.	3,275	286,235
Polaris, Inc.	2,472	229,179
		515,414
Life Sciences Tools and Services — 0.2%
Illumina, Inc.(1)	2,991	418,232
Machinery — 4.3%
AGCO Corp.	3,180	348,846
Caterpillar, Inc.	10,047	3,355,296
Cummins, Inc.	4,932	1,324,784
Deere & Co.	5,341	1,949,732
Donaldson Co., Inc.	6,463	462,880
Lincoln Electric Holdings, Inc.	3,165	812,139
Mueller Industries, Inc.	7,854	403,539
PACCAR, Inc.	16,768	1,859,403
Timken Co.	3,326	279,351
		10,795,970
Media — 1.3%
Comcast Corp., Class A	64,928	2,782,165
Fox Corp., Class A	11,974	356,705
Fox Corp., Class B	5,900	161,542
		3,300,412
55

Avantis U.S. Large Cap Value Fund
	Shares	Value
Metals and Mining — 2.2%
Alpha Metallurgical Resources, Inc.	719	$271,243
ATI, Inc.(1)	2,962	145,671
Cleveland-Cliffs, Inc.(1)	30,975	644,280
Commercial Metals Co.	5,583	301,482
Freeport-McMoRan, Inc.	21,442	810,722
Nucor Corp.	6,834	1,314,178
Reliance, Inc.	2,483	797,589
Steel Dynamics, Inc.	6,102	816,570
U.S. Steel Corp.	8,731	413,326
		5,515,061
Oil, Gas and Consumable Fuels — 11.8%
Antero Midstream Corp.	13,801	184,933
Antero Resources Corp.(1)	11,488	295,242
APA Corp.	11,411	339,934
Cheniere Energy, Inc.	6,811	1,057,067
Chesapeake Energy Corp.	4,947	409,513
Chevron Corp.	16,421	2,496,156
Chord Energy Corp.	1,700	276,165
Civitas Resources, Inc.	4,009	275,338
ConocoPhillips	19,318	2,174,048
Coterra Energy, Inc.	24,711	637,050
Devon Energy Corp.	13,889	611,949
Diamondback Energy, Inc.	6,711	1,224,892
EnLink Midstream LLC(1)	11,186	137,923
EOG Resources, Inc.	11,001	1,259,174
EQT Corp.	12,785	474,963
Exxon Mobil Corp.	39,294	4,107,009
Hess Corp.	6,575	958,306
Hess Midstream LP, Class A	3,886	132,474
HF Sinclair Corp.	6,921	384,116
Magnolia Oil & Gas Corp., Class A	3,813	86,479
Marathon Oil Corp.	19,813	480,465
Marathon Petroleum Corp.	11,184	1,892,668
Matador Resources Co.	4,920	310,698
Murphy Oil Corp.	5,812	230,562
New Fortress Energy, Inc.(2)	5,398	189,740
Occidental Petroleum Corp.	13,733	832,357
Ovintiv, Inc.	12,048	595,292
PBF Energy, Inc., Class A	4,526	211,364
Permian Resources Corp.	19,552	304,229
Phillips 66	11,724	1,670,787
Pioneer Natural Resources Co.	4,686	1,102,100
Range Resources Corp.	10,639	336,405
SM Energy Co.	4,019	175,912
Southwestern Energy Co.(1)	52,497	365,904
Targa Resources Corp.	8,456	830,717
Texas Pacific Land Corp.	237	373,375
Valero Energy Corp.	9,613	1,359,855
Williams Cos., Inc.	29,534	1,061,452
		29,846,613
56

Avantis U.S. Large Cap Value Fund
	Shares	Value
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(1)	7,149	$267,301
Delta Air Lines, Inc.	8,818	372,737
Southwest Airlines Co.	23,967	821,349
United Airlines Holdings, Inc.(1)	14,733	670,204
		2,131,591
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	16,660	845,495
Jazz Pharmaceuticals PLC(1)	2,172	258,251
Johnson & Johnson	27,460	4,431,495
Viatris, Inc.	37,182	459,941
		5,995,182
Professional Services — 0.2%
Paychex, Inc.	247	30,287
Robert Half, Inc.	5,918	475,807
		506,094
Semiconductors and Semiconductor Equipment — 4.1%
Amkor Technology, Inc.	7,440	230,789
Applied Materials, Inc.	15,931	3,212,008
Enphase Energy, Inc.(1)	570	72,396
First Solar, Inc.(1)	1,573	242,069
Lam Research Corp.	3,078	2,887,933
QUALCOMM, Inc.	20,854	3,290,553
Skyworks Solutions, Inc.	3,966	416,113
		10,351,861
Software — 0.3%
Fortinet, Inc.(1)	6,987	482,872
Qualys, Inc.(1)	2,342	402,496
		885,368
Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A(1)	3,412	435,917
Academy Sports & Outdoors, Inc.	4,257	318,083
Advance Auto Parts, Inc.	1,282	86,587
Best Buy Co., Inc.	8,340	674,539
Burlington Stores, Inc.(1)	2,361	484,241
Dick's Sporting Goods, Inc.	2,589	460,557
Floor & Decor Holdings, Inc., Class A(1)	4,598	556,910
Gap, Inc.	14,785	280,028
Murphy USA, Inc.	1,014	422,848
Ross Stores, Inc.	9,720	1,447,891
TJX Cos., Inc.	24,681	2,446,875
Tractor Supply Co.	3,891	989,559
Ulta Beauty, Inc.(1)	1,702	933,649
Williams-Sonoma, Inc.	3,289	774,658
		10,312,342
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	33,999	6,145,319
Textiles, Apparel and Luxury Goods — 1.8%
Crocs, Inc.(1)	2,766	338,143
Deckers Outdoor Corp.(1)	812	727,219
Lululemon Athletica, Inc.(1)	3,400	1,588,106
57

Avantis U.S. Large Cap Value Fund
	Shares	Value
NIKE, Inc., Class B	7,540	$783,632
Ralph Lauren Corp.	1,628	302,678
Skechers USA, Inc., Class A(1)	5,584	345,147
Tapestry, Inc.	11,337	538,848
		4,623,773
Trading Companies and Distributors — 2.5%
Applied Industrial Technologies, Inc.	1,469	278,948
Boise Cascade Co.	2,993	406,779
Fastenal Co.	21,457	1,566,576
MSC Industrial Direct Co., Inc., Class A	2,570	259,416
United Rentals, Inc.	2,782	1,928,677
WESCO International, Inc.	1,365	204,054
WW Grainger, Inc.	1,638	1,594,527
		6,238,977
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	9,210	1,503,993
TOTAL COMMON STOCKS (Cost $224,537,593)		252,063,544
SHORT-TERM INVESTMENTS — 6.8%
Money Market Funds — 6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,055,960	17,055,960
State Street Navigator Securities Lending Government Money Market Portfolio(3)	20,580	20,580
TOTAL SHORT-TERM INVESTMENTS (Cost $17,076,540)		17,076,540
TOTAL INVESTMENT SECURITIES — 106.2% (Cost $241,614,133)		269,140,084
OTHER ASSETS AND LIABILITIES — (6.2)%		(15,629,502)
TOTAL NET ASSETS — 100.0%		$253,510,582

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	March 2024	$765,563	$69,783
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $51,329. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $49,388, which includes securities collateral of $28,808.

See Notes to Financial Statements.
58

FEBRUARY 29, 2024 (UNAUDITED)

Avantis U.S. Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.0%
Kaman Corp.	3,295	$150,944
VirTra, Inc.(1)	2,225	21,649
		172,593
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	66,157	798,515
Hub Group, Inc., Class A(1)	60,258	2,562,773
Radiant Logistics, Inc.(1)	10,448	60,598
		3,421,886
Automobile Components — 1.8%
American Axle & Manufacturing Holdings, Inc.(1)	95,275	659,303
Dana, Inc.	108,268	1,353,350
Goodyear Tire & Rubber Co.(1)	259,564	3,083,620
LCI Industries	14,113	1,777,956
Modine Manufacturing Co.(1)	2,915	261,505
Motorcar Parts of America, Inc.(1)	2,351	21,135
Patrick Industries, Inc.	14,436	1,731,454
Phinia, Inc.	39,528	1,352,648
Standard Motor Products, Inc.	13,379	424,917
Strattec Security Corp.(1)	45	1,148
		10,667,036
Automobiles — 1.5%
Harley-Davidson, Inc.	74,452	2,700,374
Thor Industries, Inc.	34,957	4,480,788
Winnebago Industries, Inc.	21,557	1,546,284
		8,727,446
Banks — 15.0%
1st Source Corp.	5,189	258,308
ACNB Corp.	3,083	108,645
Amalgamated Financial Corp.	15,153	349,731
Amerant Bancorp, Inc.	13,742	291,193
American National Bankshares, Inc.	1,409	63,574
Ameris Bancorp	29,505	1,366,967
Ames National Corp.	1,518	28,796
Arrow Financial Corp.	5,585	133,928
Associated Banc-Corp.	78,381	1,633,460
Axos Financial, Inc.(1)	37,773	1,968,729
Banc of California, Inc.	263	3,848
BancFirst Corp.	4,390	385,179
Bancorp, Inc.(1)	32,111	1,433,435
Bank First Corp.	309	26,729
Bank of Hawaii Corp.	21,878	1,318,806
Bank of Marin Bancorp	1,622	26,941
Bank of NT Butterfield & Son Ltd.	34,009	1,016,529
Bank OZK	67,617	2,961,625
BankFinancial Corp.	377	3,766
BankUnited, Inc.	44,986	1,206,525
Banner Corp.	20,202	885,656
Bar Harbor Bankshares	3,421	86,278
59

Avantis U.S. Small Cap Value Fund
	Shares	Value
BayCom Corp.	1,850	$37,037
BCB Bancorp, Inc.	3,352	35,162
Berkshire Hills Bancorp, Inc.	25,993	558,590
Bridgewater Bancshares, Inc.(1)	5,299	62,793
Brookline Bancorp, Inc.	39,735	388,211
Business First Bancshares, Inc.	11,867	266,414
Byline Bancorp, Inc.	13,371	278,652
C&F Financial Corp.	431	23,028
Cadence Bank	113,825	3,150,676
Cambridge Bancorp	2,230	141,070
Camden National Corp.	4,137	131,474
Capital Bancorp, Inc.	2,756	56,746
Capital City Bank Group, Inc.	3,109	88,140
Capstar Financial Holdings, Inc.	5,810	108,937
Carter Bankshares, Inc.(1)	7,658	101,086
Cathay General Bancorp	38,679	1,510,415
CB Financial Services, Inc.	235	5,243
Central Pacific Financial Corp.	12,145	226,626
Central Valley Community Bancorp	2,641	49,360
Chemung Financial Corp.	842	35,869
City Holding Co.	6,514	654,527
Civista Bancshares, Inc.	2,482	37,280
CNB Financial Corp.	8,132	162,559
Coastal Financial Corp.(1)	2,309	88,643
Codorus Valley Bancorp, Inc.	763	17,564
Colony Bankcorp, Inc.	416	4,717
Columbia Banking System, Inc.	70,944	1,284,086
Community Trust Bancorp, Inc.	6,591	262,058
ConnectOne Bancorp, Inc.	19,906	393,940
CrossFirst Bankshares, Inc.(1)	19,986	257,220
Customers Bancorp, Inc.(1)	24,607	1,336,406
Dime Community Bancshares, Inc.	23,859	447,118
Eagle Bancorp Montana, Inc.	1,752	23,144
Eagle Bancorp, Inc.	15,741	374,951
Enterprise Bancorp, Inc.	1,329	36,016
Enterprise Financial Services Corp.	23,263	928,659
Equity Bancshares, Inc., Class A	6,354	202,248
Esquire Financial Holdings, Inc.	2,107	106,993
Evans Bancorp, Inc.	1,322	39,263
Farmers National Banc Corp.	6,519	87,876
FB Financial Corp.	12,245	436,412
Financial Institutions, Inc.	3,977	73,018
First BanCorp	105,188	1,786,092
First Bancorp, Inc.	227	5,362
First Bancorp/Southern Pines NC	6,690	228,263
First Bancshares, Inc.	4,395	109,128
First Bank	4,600	61,686
First Busey Corp.	28,670	661,130
First Business Financial Services, Inc.	977	34,469
First Commonwealth Financial Corp.	52,033	677,990
First Community Bankshares, Inc.	1,549	51,334
60

Avantis U.S. Small Cap Value Fund
	Shares	Value
First Community Corp.	85	$1,397
First Financial Corp.	4,114	153,164
First Foundation, Inc.	4,487	35,582
First Guaranty Bancshares, Inc.	266	3,043
First Internet Bancorp	3,003	93,604
First Merchants Corp.	32,865	1,091,118
First Mid Bancshares, Inc.	8,469	256,611
First of Long Island Corp.	5,675	63,219
First Savings Financial Group, Inc.	1,383	23,096
First United Corp.	279	6,166
First Western Financial, Inc.(1)	900	12,735
Flushing Financial Corp.	12,918	165,867
FNB Corp.	185,671	2,476,851
FNCB Bancorp, Inc.	206	1,207
Franklin Financial Services Corp.	146	3,841
FS Bancorp, Inc.	2,126	70,945
Fulton Financial Corp.	82,414	1,269,176
FVCBankcorp, Inc.(1)	747	9,046
Great Southern Bancorp, Inc.	4,818	251,211
Greene County Bancorp, Inc.	268	7,654
Hancock Whitney Corp.	47,719	2,080,548
Hanmi Financial Corp.	18,029	272,418
HarborOne Bancorp, Inc.	11,000	111,980
Hawthorn Bancshares, Inc.	823	17,801
HBT Financial, Inc.	2,201	41,951
Heartland Financial USA, Inc.	23,385	795,090
Heritage Commerce Corp.	26,471	219,445
Heritage Financial Corp.	18,066	331,511
Hilltop Holdings, Inc.	23,313	719,905
Hingham Institution For Savings The	254	42,667
Home Bancorp, Inc.	1,338	49,171
HomeStreet, Inc.	8,098	112,967
HomeTrust Bancshares, Inc.	4,643	121,879
Hope Bancorp, Inc.	66,012	724,152
Horizon Bancorp, Inc.	15,780	189,991
Independent Bank Corp.	4,683	244,312
Independent Bank Corp. (Michigan)	12,414	303,522
International Bancshares Corp.	29,843	1,548,553
Investar Holding Corp.	2,251	35,903
Kearny Financial Corp.	17,555	111,650
Lakeland Bancorp, Inc.	30,864	360,492
Lakeland Financial Corp.	3,035	193,329
Landmark Bancorp, Inc.	214	4,212
LCNB Corp.	1,807	25,443
Live Oak Bancshares, Inc.	15,190	603,347
Luther Burbank Corp.(1)	2,236	20,459
Macatawa Bank Corp.	10,738	105,232
Mercantile Bank Corp.	7,909	291,368
Meridian Corp.	3,066	29,970
Metrocity Bankshares, Inc.	6,236	151,535
Metropolitan Bank Holding Corp.(1)	4,568	179,111
61

Avantis U.S. Small Cap Value Fund
	Shares	Value
Mid Penn Bancorp, Inc.	2,254	$47,402
Midland States Bancorp, Inc.	10,361	252,290
MidWestOne Financial Group, Inc.	3,723	85,331
MVB Financial Corp.	2,840	60,804
National Bank Holdings Corp., Class A	6,132	207,507
National Bankshares, Inc.	300	9,381
NBT Bancorp, Inc.	20,635	709,638
Northeast Bank	2,043	109,076
Northfield Bancorp, Inc.	13,146	132,775
Northrim BanCorp, Inc.	1,797	89,365
Oak Valley Bancorp	1,226	30,564
OceanFirst Financial Corp.	34,972	531,574
OFG Bancorp	29,609	1,072,438
Old National Bancorp	151,807	2,494,189
Old Second Bancorp, Inc.	25,262	339,269
OP Bancorp	1,343	13,913
Orange County Bancorp, Inc.(2)	106	4,874
Origin Bancorp, Inc.	15,347	457,954
Orrstown Financial Services, Inc.	3,204	86,348
Pacific Premier Bancorp, Inc.	61,764	1,411,925
Park National Corp.	4,634	595,515
Parke Bancorp, Inc.	2,104	36,294
Pathward Financial, Inc.	14,221	722,996
PCB Bancorp	1,436	23,191
Peapack-Gladstone Financial Corp.	6,114	148,142
Peoples Bancorp of North Carolina, Inc.	588	15,670
Peoples Bancorp, Inc.	16,817	472,053
Pinnacle Financial Partners, Inc.	2,867	237,158
Plumas Bancorp	642	22,367
Popular, Inc.	35,223	2,947,461
Preferred Bank	8,212	590,032
Premier Financial Corp.	18,007	348,976
Primis Financial Corp.	5,304	65,504
Provident Financial Services, Inc.	41,324	623,166
QCR Holdings, Inc.	9,206	524,742
RBB Bancorp	5,558	95,709
Red River Bancshares, Inc.	185	9,213
Republic Bancorp, Inc., Class A	3,566	175,661
Riverview Bancorp, Inc.	2,994	14,042
S&T Bancorp, Inc.	18,720	583,877
Sandy Spring Bancorp, Inc.	24,198	531,872
SB Financial Group, Inc.	134	1,863
ServisFirst Bancshares, Inc.	10,756	679,672
Shore Bancshares, Inc.	4,222	47,962
Sierra Bancorp	3,475	64,670
Simmons First National Corp., Class A	24,690	474,048
SmartFinancial, Inc.	2,848	61,289
South Plains Financial, Inc.	4,272	113,977
Southern First Bancshares, Inc.(1)	1,448	47,712
Southern Missouri Bancorp, Inc.	2,255	96,694
Southside Bancshares, Inc.	8,927	255,848
62

Avantis U.S. Small Cap Value Fund
	Shares	Value
SouthState Corp.	709	$59,584
Stock Yards Bancorp, Inc.	18	825
Summit Financial Group, Inc.	4,179	112,749
Synovus Financial Corp.	84,679	3,212,721
Territorial Bancorp, Inc.	886	8,027
Texas Capital Bancshares, Inc.(1)	28,157	1,651,408
Timberland Bancorp, Inc.	1,932	50,618
Tompkins Financial Corp.	3,463	166,778
Towne Bank	37,568	1,018,468
TriCo Bancshares	13,380	447,026
Triumph Financial, Inc.(1)	2,767	207,525
TrustCo Bank Corp.	7,964	217,338
Trustmark Corp.	32,607	875,824
UMB Financial Corp.	26,545	2,166,337
Union Bankshares, Inc.	156	4,735
United Community Banks, Inc.	276	7,179
United Security Bancshares	700	5,271
Unity Bancorp, Inc.	1,160	31,761
Univest Financial Corp.	11,843	237,097
Valley National Bancorp	221,439	1,813,585
Veritex Holdings, Inc.	32,715	642,195
WaFd, Inc.	36,628	997,747
Washington Trust Bancorp, Inc.	6,452	166,074
West BanCorp, Inc.	3,824	66,538
Westamerica BanCorp	17,211	786,715
Western Alliance Bancorp	15,121	872,935
Wintrust Financial Corp.	23,680	2,281,568
WSFS Financial Corp.	27,460	1,164,029
Zions Bancorp NA	28,824	1,136,530
		88,902,956
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	2,476	2,081,821
Biotechnology — 0.7%
Arcturus Therapeutics Holdings, Inc.(1)	24,656	955,667
Catalyst Pharmaceuticals, Inc.(1)	71,471	1,145,680
Eagle Pharmaceuticals, Inc.(1)(2)	4,105	24,055
Emergent BioSolutions, Inc.(1)(2)	24,039	77,646
Entrada Therapeutics, Inc.(1)	14,132	186,966
Ironwood Pharmaceuticals, Inc.(1)	31,773	299,619
Organogenesis Holdings, Inc.(1)	4,707	16,804
Ovid therapeutics, Inc.(1)	4	14
Protagonist Therapeutics, Inc.(1)	26,912	817,587
Puma Biotechnology, Inc.(1)	19,663	122,304
Voyager Therapeutics, Inc.(1)	37,632	313,098
		3,959,440
Broadline Retail — 1.2%
Dillard's, Inc., Class A	2,962	1,228,430
Kohl's Corp.	89,847	2,504,036
Macy's, Inc.	190,267	3,318,257
Nordstrom, Inc.	14,154	296,809
		7,347,532
63

Avantis U.S. Small Cap Value Fund
	Shares	Value
Building Products — 1.4%
Apogee Enterprises, Inc.	20,792	$1,189,510
Insteel Industries, Inc.	19,779	720,154
JELD-WEN Holding, Inc.(1)	93,402	1,699,917
Masonite International Corp.(1)	18,364	2,391,727
Quanex Building Products Corp.	28,200	975,156
UFP Industries, Inc.	10,675	1,223,675
		8,200,139
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A	4,744	204,324
Diamond Hill Investment Group, Inc.	855	123,701
Evercore, Inc., Class A	15,209	2,845,300
GAMCO Investors, Inc., Class A	544	10,445
Hennessy Advisors, Inc.	490	3,312
Janus Henderson Group PLC	29,012	904,014
Oppenheimer Holdings, Inc., Class A	2,286	87,554
Patria Investments Ltd., Class A	10,026	149,388
Piper Sandler Cos.	7,194	1,354,414
Stifel Financial Corp.	16,908	1,282,641
StoneX Group, Inc.(1)	18,176	1,258,870
Virtus Investment Partners, Inc.	3,391	787,797
		9,011,760
Chemicals — 1.8%
AdvanSix, Inc.	20,486	573,198
Arcadium Lithium PLC(1)(2)	13,911	76,371
Cabot Corp.	44,974	3,820,541
Chemours Co.	77,791	1,530,149
Core Molding Technologies, Inc.(1)	4,380	80,461
Hawkins, Inc.	8,904	625,506
Intrepid Potash, Inc.(1)	6,770	142,712
Kronos Worldwide, Inc.	1,597	14,517
LSB Industries, Inc.(1)	46,501	342,247
Mativ Holdings, Inc.	42,310	734,925
Orion SA	47,005	1,059,493
Rayonier Advanced Materials, Inc.(1)	27,861	94,449
Stepan Co.	2,100	187,320
Tronox Holdings PLC, Class A	82,045	1,206,061
Valhi, Inc.	1,270	17,310
		10,505,260
Commercial Services and Supplies — 0.5%
Acme United Corp.	1,445	68,638
Civeo Corp.	6,847	160,357
Ennis, Inc.	4,672	94,935
Interface, Inc.	60,678	953,858
Quad/Graphics, Inc.	8,561	51,280
Steelcase, Inc., Class A	108,281	1,487,781
Virco Mfg. Corp.	10,350	109,089
		2,925,938
Communications Equipment — 0.1%
Applied Optoelectronics, Inc.(1)	44,903	717,550
Construction and Engineering — 1.3%
Argan, Inc.	13,258	621,270
64

Avantis U.S. Small Cap Value Fund
	Shares	Value
Great Lakes Dredge & Dock Corp.(1)	2	$18
Limbach Holdings, Inc.(1)	8,250	406,230
MDU Resources Group, Inc.	206,555	4,478,112
MYR Group, Inc.(1)	11,400	1,852,044
Northwest Pipe Co.(1)	1,947	58,079
Tutor Perini Corp.(1)	14,389	163,027
		7,578,780
Construction Materials — 0.1%
Eagle Materials, Inc.	1,329	336,968
U.S. Lime & Minerals, Inc.	69	17,594
		354,562
Consumer Finance — 1.7%
Atlanticus Holdings Corp.(1)	2,510	83,207
Bread Financial Holdings, Inc.	33,368	1,277,327
Consumer Portfolio Services, Inc.(1)	6,386	56,388
EZCORP, Inc., Class A(1)	27,476	288,223
LendingClub Corp.(1)	56,977	462,084
Medallion Financial Corp.	1,917	14,819
Navient Corp.	64,213	1,044,103
Nelnet, Inc., Class A	4,308	369,928
OneMain Holdings, Inc.	53,143	2,509,944
Oportun Financial Corp.(1)	5,021	19,431
PROG Holdings, Inc.(1)	23,977	740,170
Regional Management Corp.	2,426	56,768
SLM Corp.	154,308	3,214,236
World Acceptance Corp.(1)	1,070	128,143
		10,264,771
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc.	35,290	1,950,831
HF Foods Group, Inc.(1)	1,687	6,343
Ingles Markets, Inc., Class A	13,505	1,040,020
Natural Grocers by Vitamin Cottage, Inc.	8,646	143,264
PriceSmart, Inc.	20,240	1,702,994
SpartanNash Co.	35,953	757,530
Sprouts Farmers Market, Inc.(1)	53,383	3,333,235
United Natural Foods, Inc.(1)	45,590	711,660
Village Super Market, Inc., Class A	3,790	103,656
Weis Markets, Inc.	13,414	871,105
		10,620,638
Containers and Packaging — 0.0%
Myers Industries, Inc.	9,227	177,435
Distributors — 0.0%
Weyco Group, Inc.	419	13,508
Diversified Consumer Services — 0.5%
Grand Canyon Education, Inc.(1)	9,379	1,264,289
Laureate Education, Inc., Class A	132	1,770
Perdoceo Education Corp.	61,424	1,093,962
Universal Technical Institute, Inc.(1)	25,324	380,873
		2,740,894
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	7,802	261,679
Frontier Communications Parent, Inc.(1)	78,993	1,870,554
65

Avantis U.S. Small Cap Value Fund
	Shares	Value
Iridium Communications, Inc.	7,722	$223,552
Shenandoah Telecommunications Co.	16,612	309,980
		2,665,765
Electrical Equipment — 1.8%
Atkore, Inc.	27,592	4,674,085
Encore Wire Corp.	15,742	3,793,822
EnerSys	1,652	151,786
LSI Industries, Inc.	6,379	92,049
Powell Industries, Inc.	11,349	2,102,289
Preformed Line Products Co.	32	4,399
		10,818,430
Electronic Equipment, Instruments and Components — 1.8%
Bel Fuse, Inc., Class B	10,896	566,265
Daktronics, Inc.(1)	29,528	256,303
ePlus, Inc.(1)	10,563	870,286
Insight Enterprises, Inc.(1)	7,464	1,403,232
Kimball Electronics, Inc.(1)	5,812	130,828
Methode Electronics, Inc.	1,456	31,013
PC Connection, Inc.	8,799	584,078
Sanmina Corp.(1)	47,827	3,022,666
ScanSource, Inc.(1)	10,772	465,674
TTM Technologies, Inc.(1)	58,083	862,532
Vishay Intertechnology, Inc.	109,624	2,384,322
Vishay Precision Group, Inc.(1)	1,544	53,345
		10,630,544
Energy Equipment and Services — 3.9%
Archrock, Inc.	112,354	2,052,708
Bristow Group, Inc.(1)	12,875	346,981
Expro Group Holdings NV(1)	17,594	314,757
Geospace Technologies Corp.(1)	6,026	74,240
Helix Energy Solutions Group, Inc.(1)	97,967	881,703
Helmerich & Payne, Inc.	56,189	2,157,096
KLX Energy Services Holdings, Inc.(1)(2)	3,329	27,031
Kodiak Gas Services, Inc.	20,013	510,332
Liberty Energy, Inc., Class A	148,240	3,169,371
Nabors Industries Ltd.(1)	5,067	397,101
Natural Gas Services Group, Inc.(1)	3,413	57,099
Newpark Resources, Inc.(1)	68,781	442,262
Oceaneering International, Inc.(1)	69,096	1,365,337
Oil States International, Inc.(1)	25,087	135,219
Patterson-UTI Energy, Inc.	129,512	1,498,454
ProPetro Holding Corp.(1)	80,791	597,853
Ranger Energy Services, Inc.	8,917	93,539
RPC, Inc.	75,118	555,122
Select Water Solutions, Inc., Class A	14,201	121,277
Solaris Oilfield Infrastructure, Inc., Class A	4,766	40,368
TechnipFMC PLC	141,486	3,068,831
TETRA Technologies, Inc.(1)	16,961	66,148
Transocean Ltd.(1)	355,414	1,666,892
U.S. Silica Holdings, Inc.(1)	51,337	590,375
Weatherford International PLC(1)	28,070	2,880,263
		23,110,359
66

Avantis U.S. Small Cap Value Fund
	Shares	Value
Entertainment — 0.1%
Marcus Corp.	19,507	$286,167
Sphere Entertainment Co.(1)	9,626	416,806
		702,973
Financial Services — 3.3%
Alerus Financial Corp.	4,634	101,068
Cass Information Systems, Inc.	2,275	109,928
Enact Holdings, Inc.	9,161	253,943
Essent Group Ltd.	51,548	2,761,426
Federal Agricultural Mortgage Corp., Class C	5,874	1,050,682
International Money Express, Inc.(1)	4,055	79,884
Jackson Financial, Inc., Class A	70,443	3,877,887
Merchants Bancorp	11,979	513,420
MGIC Investment Corp.	164,333	3,268,583
Mr Cooper Group, Inc.(1)	11,954	852,081
NewtekOne, Inc.	10,174	117,408
NMI Holdings, Inc., Class A(1)	46,085	1,386,237
PennyMac Financial Services, Inc.	13,369	1,135,429
Radian Group, Inc.	90,189	2,628,108
Walker & Dunlop, Inc.	15,717	1,499,087
Waterstone Financial, Inc.	5,837	73,838
		19,709,009
Food Products — 0.9%
B&G Foods, Inc.	52,910	611,111
Cal-Maine Foods, Inc.	44,852	2,578,542
Dole PLC	8,532	100,763
Fresh Del Monte Produce, Inc.	23,451	561,182
John B Sanfilippo & Son, Inc.	4,839	495,368
Pilgrim's Pride Corp.(1)	5	159
Seaboard Corp.	220	723,270
		5,070,395
Ground Transportation — 2.6%
ArcBest Corp.	20,982	2,997,488
Covenant Logistics Group, Inc.	3,941	191,848
Heartland Express, Inc.	33,067	422,596
Hertz Global Holdings, Inc.(1)	63,214	496,230
Marten Transport Ltd.	58,897	1,110,208
PAM Transportation Services, Inc.(1)	3,478	64,413
Ryder System, Inc.	43,886	5,007,393
Saia, Inc.(1)	4,370	2,514,498
Schneider National, Inc., Class B	30,754	724,257
Universal Logistics Holdings, Inc.	2,228	75,373
Werner Enterprises, Inc.	51,741	2,076,884
		15,681,188
Health Care Equipment and Supplies — 0.3%
FONAR Corp.(1)	475	10,578
OraSure Technologies, Inc.(1)	78,307	563,419
QuidelOrtho Corp.(1)	31,454	1,434,302
Utah Medical Products, Inc.	197	13,826
Zimvie, Inc.(1)	2,056	34,849
		2,056,974
67

Avantis U.S. Small Cap Value Fund
	Shares	Value
Health Care Providers and Services — 0.4%
Brookdale Senior Living, Inc.(1)	63,334	$362,270
Cross Country Healthcare, Inc.(1)	28,418	519,197
Premier, Inc., Class A	67,930	1,417,020
		2,298,487
Health Care Technology — 0.0%
OptimizeRx Corp.(1)	6,329	100,188
Hotels, Restaurants and Leisure — 1.0%
BJ's Restaurants, Inc.(1)	17,774	622,445
Carrols Restaurant Group, Inc.	15,631	148,026
Cheesecake Factory, Inc.	31,204	1,103,997
Chuy's Holdings, Inc.(1)	11,263	381,027
Cracker Barrel Old Country Store, Inc.(2)	15,083	997,439
Full House Resorts, Inc.(1)	1,518	7,787
Golden Entertainment, Inc.	14,211	526,660
Monarch Casino & Resort, Inc.	8,937	628,718
ONE Group Hospitality, Inc.(1)	10,666	41,704
Playa Hotels & Resorts NV(1)	107,310	986,179
RCI Hospitality Holdings, Inc.	4,212	237,388
Red Robin Gourmet Burgers, Inc.(1)	1,202	8,991
Target Hospitality Corp.(1)	25,664	248,428
		5,938,789
Household Durables — 6.2%
Bassett Furniture Industries, Inc.	2,036	31,558
Beazer Homes USA, Inc.(1)	30,182	945,602
Cavco Industries, Inc.(1)	5,917	2,204,497
Century Communities, Inc.	21,689	1,871,544
Cricut, Inc., Class A	2,813	13,587
Dream Finders Homes, Inc., Class A(1)	4,101	160,472
Ethan Allen Interiors, Inc.	17,413	582,116
Green Brick Partners, Inc.(1)	19,732	1,154,322
Hooker Furnishings Corp.	5,914	144,952
Hovnanian Enterprises, Inc., Class A(1)	4,506	705,910
KB Home	67,897	4,510,398
Landsea Homes Corp.(1)	5,484	74,692
La-Z-Boy, Inc.	36,534	1,387,927
Legacy Housing Corp.(1)	2,198	56,532
Lifetime Brands, Inc.	267	2,606
Lovesac Co.(1)	7,762	178,836
M/I Homes, Inc.(1)	27,834	3,534,640
MDC Holdings, Inc.	54,860	3,439,722
Meritage Homes Corp.	25,015	3,943,865
Skyline Champion Corp.(1)	32,841	2,751,747
Taylor Morrison Home Corp.(1)	89,062	5,041,800
Tri Pointe Homes, Inc.(1)	90,232	3,192,408
Universal Electronics, Inc.(1)	3,515	30,897
Worthington Enterprises, Inc.	16,826	1,045,231
		37,005,861
Household Products — 0.3%
Central Garden & Pet Co.(1)	8,466	371,404
Central Garden & Pet Co., Class A(1)	39,306	1,481,443
Oil-Dri Corp. of America	2,773	197,687
		2,050,534
68

Avantis U.S. Small Cap Value Fund
	Shares	Value
Insurance — 4.0%
Ambac Financial Group, Inc.(1)	23,725	$388,141
American Equity Investment Life Holding Co.(1)	57,847	3,212,822
Assured Guaranty Ltd.	24,042	2,202,247
Axis Capital Holdings Ltd.	49,411	3,091,646
Brighthouse Financial, Inc.(1)	47,200	2,197,160
CNO Financial Group, Inc.	66,634	1,778,461
Donegal Group, Inc., Class A	2,402	33,628
Employers Holdings, Inc.	12,584	575,215
Enstar Group Ltd.(1)	6,064	1,867,348
Genworth Financial, Inc., Class A(1)	225,216	1,385,078
Greenlight Capital Re Ltd., A Shares(1)	5,708	72,092
HCI Group, Inc.	2,581	251,957
Heritage Insurance Holdings, Inc.(1)	3,813	26,539
Investors Title Co.	100	15,542
National Western Life Group, Inc., Class A	238	115,568
NI Holdings, Inc.(1)	1,243	17,402
Oscar Health, Inc., Class A(1)	1,091	17,740
Palomar Holdings, Inc.(1)	11,838	901,345
Primerica, Inc.	3,477	852,769
ProAssurance Corp.	11,387	140,402
Safety Insurance Group, Inc.	4,951	406,774
Selective Insurance Group, Inc.	13,385	1,398,465
SiriusPoint Ltd.(1)	78,237	959,968
Skyward Specialty Insurance Group, Inc.(1)	1,362	49,836
Universal Insurance Holdings, Inc.	13,090	264,287
White Mountains Insurance Group Ltd.	704	1,242,870
		23,465,302
Interactive Media and Services — 0.3%
Cargurus, Inc.(1)	42,333	937,253
Cars.com, Inc.(1)	40,989	751,738
		1,688,991
IT Services — 1.1%
DXC Technology Co.(1)	208,049	4,547,951
Kyndryl Holdings, Inc.(1)	76,571	1,682,265
		6,230,216
Leisure Products — 0.6%
Acushnet Holdings Corp.	8	515
Escalade, Inc.	413	6,125
JAKKS Pacific, Inc.(1)	4,023	141,248
Johnson Outdoors, Inc., Class A	600	27,576
Malibu Boats, Inc., Class A(1)	15,157	661,451
MasterCraft Boat Holdings, Inc.(1)	9,489	208,094
Smith & Wesson Brands, Inc.	33,445	459,200
Sturm Ruger & Co., Inc.	10,421	451,438
Vista Outdoor, Inc.(1)	50,712	1,582,214
		3,537,861
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	8,801
OmniAb, Inc.(1)	2,677	8,277
		17,078
69

Avantis U.S. Small Cap Value Fund
	Shares	Value
Machinery — 2.4%
Albany International Corp., Class A	5,694	$534,496
Commercial Vehicle Group, Inc.(1)	23,028	150,603
Graham Corp.(1)	4,448	105,373
Greenbrier Cos., Inc.	28,524	1,476,117
Kennametal, Inc.	77,806	1,963,823
L B Foster Co., Class A(1)	5,472	129,851
Manitowoc Co., Inc.(1)	4,232	58,994
Mueller Industries, Inc.	84,646	4,349,112
NN, Inc.(1)	20,874	97,690
Park-Ohio Holdings Corp.	3,546	95,246
Terex Corp.	54,794	3,142,436
Titan International, Inc.(1)	57,316	731,352
Wabash National Corp.	43,280	1,180,678
		14,015,771
Marine Transportation — 1.1%
Costamare, Inc.	25,462	289,503
Eagle Bulk Shipping, Inc.(2)	8,195	502,108
Genco Shipping & Trading Ltd.	43,584	889,113
Matson, Inc.	39,434	4,379,146
Pangaea Logistics Solutions Ltd.	20,109	168,513
Safe Bulkers, Inc.(2)	69,726	323,529
		6,551,912
Media — 0.4%
AMC Networks, Inc., Class A(1)	33,165	429,155
Cable One, Inc.	581	264,936
Cumulus Media, Inc., Class A(1)	11,998	44,873
EchoStar Corp., Class A(1)	45,644	598,393
Entravision Communications Corp., Class A	21,765	83,795
PubMatic, Inc., Class A(1)	50	1,047
Scholastic Corp.	24,323	959,299
WideOpenWest, Inc.(1)	12,356	49,424
		2,430,922
Metals and Mining — 3.5%
Alpha Metallurgical Resources, Inc.	14,113	5,324,129
Arch Resources, Inc.	18,794	3,106,460
Ascent Industries Co.(1)	314	3,363
Caledonia Mining Corp. PLC	603	5,964
Century Aluminum Co.(1)	53,956	564,919
Commercial Metals Co.	80,029	4,321,566
Metallus, Inc.(1)	35,428	770,559
Olympic Steel, Inc.	10,541	716,999
Radius Recycling, Inc., Class A	17,163	339,141
Ramaco Resources, Inc., Class A	28,379	498,903
Ramaco Resources, Inc., Class B	4,011	48,132
Ryerson Holding Corp.	20,236	639,053
SunCoke Energy, Inc.	85,112	911,550
Warrior Met Coal, Inc.	60,055	3,421,333
		20,672,071
70

Avantis U.S. Small Cap Value Fund
	Shares	Value
Oil, Gas and Consumable Fuels — 12.8%
Antero Midstream Corp.	138,405	$1,854,627
Ardmore Shipping Corp.	42,690	692,859
Berry Corp.	48,749	343,680
California Resources Corp.	62,236	3,246,852
Callon Petroleum Co.(1)	51,160	1,594,146
Chord Energy Corp.	12,266	1,992,612
Civitas Resources, Inc.	23,874	1,639,666
CNX Resources Corp.(1)	155,126	3,249,890
Comstock Resources, Inc.	75,393	644,610
CONSOL Energy, Inc.	25,078	2,152,194
Crescent Energy Co., Class A	70,123	783,975
CVR Energy, Inc.	28,993	961,988
DHT Holdings, Inc.	104,261	1,128,104
Dorian LPG Ltd.	42,184	1,524,952
DT Midstream, Inc.	8,174	471,068
EnLink Midstream LLC(1)	120,991	1,491,819
Epsilon Energy Ltd.	4,859	24,441
Equitrans Midstream Corp.	208,994	2,234,146
Evolution Petroleum Corp.	16,025	93,907
Gran Tierra Energy, Inc.(1)(2)	29,178	156,102
Granite Ridge Resources, Inc.	42,421	260,889
Gulfport Energy Corp.(1)	13,547	1,923,539
Hallador Energy Co.(1)	16,621	126,320
HighPeak Energy, Inc.(2)	20,869	345,799
International Seaways, Inc.	46,704	2,472,043
Kimbell Royalty Partners LP	51,290	804,740
Kosmos Energy Ltd.(1)	375,835	2,307,627
Magnolia Oil & Gas Corp., Class A	127,215	2,885,236
Matador Resources Co.	47,256	2,984,216
Murphy Oil Corp.	67,305	2,669,989
NACCO Industries, Inc., Class A	2,354	78,223
Nordic American Tankers Ltd.	20,238	82,369
Northern Oil & Gas, Inc.	72,095	2,575,954
Overseas Shipholding Group, Inc., Class A	46,653	283,650
Par Pacific Holdings, Inc.(1)	51,232	1,850,500
PBF Energy, Inc., Class A	66,346	3,098,358
Peabody Energy Corp.	134,167	3,323,317
Permian Resources Corp.	5,679	88,365
Plains GP Holdings LP, Class A(1)	98,281	1,690,433
Range Resources Corp.	66,188	2,092,865
REX American Resources Corp.(1)	8,244	362,571
Riley Exploration Permian, Inc.	1,613	38,147
Ring Energy, Inc.(1)(2)	66,787	95,505
SandRidge Energy, Inc.	25,724	335,441
Scorpio Tankers, Inc.	52,081	3,496,198
SFL Corp. Ltd.	100,971	1,348,973
SilverBow Resources, Inc.(1)	18,546	526,521
Sitio Royalties Corp., Class A	3,037	69,304
SM Energy Co.	113,538	4,969,558
Talos Energy, Inc.(1)	105,497	1,391,505
71

Avantis U.S. Small Cap Value Fund
	Shares	Value
Teekay Corp.(1)	51,725	$391,558
Teekay Tankers Ltd., Class A	30,402	1,666,638
VAALCO Energy, Inc.	80,418	358,664
Vital Energy, Inc.(1)	23,288	1,172,085
World Kinect Corp.	54,770	1,334,197
		75,782,935
Paper and Forest Products — 0.9%
Clearwater Paper Corp.(1)	15,795	620,585
Louisiana-Pacific Corp.	36,874	2,727,570
Mercer International, Inc.	32,272	296,257
Sylvamo Corp.	23,573	1,424,045
		5,068,457
Passenger Airlines — 1.3%
Alaska Air Group, Inc.(1)	56,250	2,103,188
Allegiant Travel Co.	12,800	931,584
JetBlue Airways Corp.(1)	247,114	1,601,299
SkyWest, Inc.(1)	39,993	2,568,350
Sun Country Airlines Holdings, Inc.(1)	29,813	447,195
		7,651,616
Personal Care Products — 0.2%
Medifast, Inc.	8,509	341,126
Nature's Sunshine Products, Inc.(1)	6,864	121,836
Nu Skin Enterprises, Inc., Class A	12,640	158,000
Olaplex Holdings, Inc.(1)	18,464	34,343
USANA Health Sciences, Inc.(1)	5,730	276,530
		931,835
Pharmaceuticals — 0.3%
Amphastar Pharmaceuticals, Inc.(1)	15,736	732,825
Harmony Biosciences Holdings, Inc.(1)	29,344	941,942
Ocuphire Pharma, Inc.(1)(2)	6,134	15,550
Phibro Animal Health Corp., Class A	5,578	72,124
SIGA Technologies, Inc.	2,214	11,535
		1,773,976
Professional Services — 0.8%
Barrett Business Services, Inc.	3,450	420,865
CBIZ, Inc.(1)	20,473	1,546,326
CRA International, Inc.	429	56,860
IBEX Holdings Ltd.(1)	1,997	31,872
Kelly Services, Inc., Class A	23,677	580,797
Korn Ferry	32,576	2,073,788
TrueBlue, Inc.(1)	19,874	233,519
		4,944,027
Real Estate Management and Development — 0.6%
Five Point Holdings LLC, Class A(1)	14,023	45,855
Forestar Group, Inc.(1)	15,527	523,571
Howard Hughes Holdings, Inc.(1)	16,266	1,242,722
Kennedy-Wilson Holdings, Inc.	293	2,573
Marcus & Millichap, Inc.	4,164	152,777
Opendoor Technologies, Inc.(1)	487,079	1,500,203
RE/MAX Holdings, Inc., Class A	12,693	108,271
		3,575,972
72

Avantis U.S. Small Cap Value Fund
	Shares	Value
Semiconductors and Semiconductor Equipment — 1.7%
Alpha & Omega Semiconductor Ltd.(1)	7,892	$172,835
Amkor Technology, Inc.	65,326	2,026,413
Axcelis Technologies, Inc.(1)	6,239	702,948
Diodes, Inc.(1)	31,952	2,172,097
Kulicke & Soffa Industries, Inc.	31,203	1,485,887
Photronics, Inc.(1)	70,023	2,015,962
SMART Global Holdings, Inc.(1)	30,801	655,137
Ultra Clean Holdings, Inc.(1)	15,955	689,256
		9,920,535
Software — 0.3%
InterDigital, Inc.	18,552	1,985,435
Specialty Retail — 6.0%
1-800-Flowers.com, Inc., Class A(1)	19,041	198,407
Aaron's Co., Inc.	23,207	179,854
Abercrombie & Fitch Co., Class A(1)	46,215	5,904,428
Academy Sports & Outdoors, Inc.	43,180	3,226,410
Advance Auto Parts, Inc.	26,297	1,776,099
American Eagle Outfitters, Inc.	167,520	3,978,600
Arhaus, Inc.(1)	21,302	281,612
AutoNation, Inc.(1)	4,547	681,141
Big 5 Sporting Goods Corp.	10,404	49,939
Buckle, Inc.	27,439	1,123,353
Build-A-Bear Workshop, Inc.	9,659	231,236
Caleres, Inc.	32,157	1,241,582
CarParts.com, Inc.(1)	12,097	30,847
Cato Corp., Class A	10,167	67,204
Citi Trends, Inc.(1)	3,677	113,987
Container Store Group, Inc.(1)	13,676	18,873
Designer Brands, Inc., Class A	41,874	442,189
Destination XL Group, Inc.(1)	23,632	94,292
Duluth Holdings, Inc., Class B(1)	5,416	25,780
Gap, Inc.	146,287	2,770,676
Genesco, Inc.(1)	4,655	148,588
Guess?, Inc.	31,235	792,744
Haverty Furniture Cos., Inc.	11,215	384,675
Hibbett, Inc.	9,966	816,714
Murphy USA, Inc.	5,749	2,397,390
ODP Corp.(1)	25,302	1,429,057
Shoe Carnival, Inc.	11,530	377,838
Signet Jewelers Ltd.	29,383	2,990,014
Sonic Automotive, Inc., Class A	1,619	84,998
Sportsman's Warehouse Holdings, Inc.(1)	8,155	29,440
Upbound Group, Inc.	37,918	1,280,112
Urban Outfitters, Inc.(1)	56,018	2,327,548
Zumiez, Inc.(1)	602	10,607
		35,506,234
Technology Hardware, Storage and Peripherals — 0.0%
Immersion Corp.	6,453	43,558
Textiles, Apparel and Luxury Goods — 1.1%
Carter's, Inc.	14,224	1,151,433
Columbia Sportswear Co.	6,397	528,968
73

Avantis U.S. Small Cap Value Fund
	Shares	Value
G-III Apparel Group Ltd.(1)	47,449	$1,578,628
Lakeland Industries, Inc.	1,868	33,661
Movado Group, Inc.	9,896	284,114
Oxford Industries, Inc.	12,315	1,248,618
Rocky Brands, Inc.	1,820	45,409
Steven Madden Ltd.	37,094	1,588,365
Superior Group of Cos., Inc.	771	11,079
Unifi, Inc.(1)	4,426	26,025
Vera Bradley, Inc.(1)	5,863	45,732
		6,542,032
Trading Companies and Distributors — 4.6%
Air Lease Corp.	112,680	4,518,468
BlueLinx Holdings, Inc.(1)	10,981	1,392,940
Boise Cascade Co.	38,734	5,264,338
DNOW, Inc.(1)	50,018	707,755
GATX Corp.	34,174	4,334,630
Global Industrial Co.	2,241	98,268
GMS, Inc.(1)	3,000	267,930
H&E Equipment Services, Inc.	29,132	1,645,667
Herc Holdings, Inc.	22,426	3,558,558
Hudson Technologies, Inc.(1)	37,618	551,104
Karat Packaging, Inc.	3,280	97,055
McGrath RentCorp	16,229	2,020,186
Rush Enterprises, Inc., Class A	14,713	716,523
Rush Enterprises, Inc., Class B	4,734	238,735
Textainer Group Holdings Ltd.	33,124	1,652,887
		27,065,044
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	111,246	1,702,064
U.S. Cellular Corp.(1)	15,540	542,190
		2,244,254
TOTAL COMMON STOCKS (Cost $454,767,645)		587,877,475
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,282,534	6,282,534
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,924,594	1,924,594
TOTAL SHORT-TERM INVESTMENTS (Cost $8,207,128)		8,207,128
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $462,974,773)		596,084,603
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,768,375)
TOTAL NET ASSETS — 100.0%		$592,316,228

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	11	March 2024	$1,131,515	$2,513
^Amount represents value and unrealized appreciation (depreciation).

74

Avantis U.S. Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,539,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,600,196, which includes securities collateral of $675,602.

See Notes to Financial Statements.
75

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Assets
Investment securities, at value (cost of $557,231,878 and $241,593,553, respectively) — including $1,477,531 and $51,329, respectively, of securities on loan	$678,353,508	$269,119,504
Investment made with cash collateral received for securities on loan, at value (cost of $1,408,340 and $20,580, respectively)	1,408,340	20,580
Total investment securities, at value (cost of $558,640,218 and $241,614,133, respectively)	679,761,848	269,140,084
Cash	229	—
Deposits with broker for futures contracts	35,400	35,400
Receivable for investments sold	5,176	—
Receivable for capital shares sold	181,731	76,243
Receivable for variation margin on futures contracts	3,413	3,413
Dividends and interest receivable	1,015,582	418,916
Securities lending receivable	2,861	20
	681,006,240	269,674,076

Liabilities
Payable for collateral received for securities on loan	1,408,340	20,580
Payable for investments purchased	—	15,925,626
Payable for capital shares redeemed	1,001,228	194,342
Accrued management fees	72,854	22,946
	2,482,422	16,163,494

Net Assets	$678,523,818	$253,510,582

Net Assets Consist of:
Capital paid in	$563,410,904	$226,125,298
Distributable earnings (loss)	115,112,914	27,385,284
	$678,523,818	$253,510,582

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Equity Fund
Institutional Class	$623,789,015	37,908,367	$16.46
G Class	$54,734,803	3,323,806	$16.47
Avantis U.S. Large Cap Value Fund
Institutional Class	$238,474,409	18,310,932	$13.02
G Class	$15,036,173	1,154,408	$13.03

See Notes to Financial Statements.
76

FEBRUARY 29, 2024 (UNAUDITED)
Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value (cost of $461,050,179) — including $2,539,110 of securities on loan	$594,160,009
Investment made with cash collateral received for securities on loan, at value (cost of $1,924,594)	1,924,594
Total investment securities, at value (cost of $462,974,773)	596,084,603
Deposits with broker for futures contracts	71,500
Receivable for investments sold	26,290
Receivable for capital shares sold	1,869,071
Receivable for variation margin on futures contracts	7,645
Dividends and interest receivable	727,573
Securities lending receivable	2,098
598,788,780

Liabilities
Payable for collateral received for securities on loan	1,924,594
Payable for investments purchased	4,183,068
Payable for capital shares redeemed	253,643
Accrued management fees	111,247
6,472,552

Net Assets	$592,316,228

Net Assets Consist of:
Capital paid in	$462,496,039
Distributable earnings (loss)	129,820,189
$592,316,228

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Small Cap Value Fund
Institutional Class	$587,381,448	36,097,381	$16.27
G Class	$4,934,780	303,133	$16.28

See Notes to Financial Statements.
77

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,297 and $1,026, respectively)	$5,267,993	$1,892,603
Interest	57,043	64,599
Securities lending, net	18,035	248
	5,343,071	1,957,450

Expenses:
Management fees	470,932	128,339
Other expenses	17,485	2,564
	488,417	130,903
Fees waived - G Class	(33,418)	(10,106)
	454,999	120,797

Net investment income (loss)	4,888,072	1,836,653

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,996,022)	(154,298)
Futures contract transactions	75,519	5,003
	(2,920,503)	(149,295)

Change in net unrealized appreciation (depreciation) on:
Investments	79,418,699	21,799,366
Futures contracts	903	65,909
	79,419,602	21,865,275

Net realized and unrealized gain (loss)	76,499,099	21,715,980

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,387,171	$23,552,633

See Notes to Financial Statements.
78

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,654)	$4,897,359
Interest	122,981
Securities lending, net	12,321
5,032,661

Expenses:
Management fees	599,972
Other expenses	5,905
605,877
Fees waived - G Class	(5,076)
600,801

Net investment income (loss)	4,431,860

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,460,490)
Futures contract transactions	(47,445)
(1,507,935)

Change in net unrealized appreciation (depreciation) on:
Investments	51,948,353
Futures contracts	(4,896)
51,943,457

Net realized and unrealized gain (loss)	50,435,522

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,867,382

See Notes to Financial Statements.
79

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis U.S. Equity Fund		Avantis U.S. Large Cap Value Fund
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$4,888,072	$7,165,718	$1,836,653	$2,309,866
Net realized gain (loss)	(2,920,503)	(1,880,095)	(149,295)	(830,746)
Change in net unrealized appreciation (depreciation)	79,419,602	51,144,023	21,865,275	10,116,431
Net increase (decrease) in net assets resulting from operations	81,387,171	56,429,646	23,552,633	11,595,551

Distributions to Shareholders
From earnings:
Institutional Class	(7,245,772)	(5,658,110)	(2,459,990)	(759,075)
G Class	(629,491)	(440,390)	(242,863)	(59)
Decrease in net assets from distributions	(7,875,263)	(6,098,500)	(2,702,853)	(759,134)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(15,105,042)	206,308,017	78,034,968	63,202,796

Net increase (decrease) in net assets	58,406,866	256,639,163	98,884,748	74,039,213

Net Assets
Beginning of period	620,116,952	363,477,789	154,625,834	80,586,621
End of period	$678,523,818	$620,116,952	$253,510,582	$154,625,834

See Notes to Financial Statements.
80

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$4,431,860	$8,014,044
Net realized gain (loss)	(1,507,935)	(3,263,016)
Change in net unrealized appreciation (depreciation)	51,943,457	44,330,804
Net increase (decrease) in net assets resulting from operations	54,867,382	49,081,832

Distributions to Shareholders
From earnings:
Institutional Class	(7,826,929)	(27,748,149)
G Class	(81,348)	(175,216)
Decrease in net assets from distributions	(7,908,277)	(27,923,365)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	114,913,240	38,783,352

Net increase (decrease) in net assets	161,872,345	59,941,819

Net Assets
Beginning of period	430,443,883	370,502,064
End of period	$592,316,228	$430,443,883

See Notes to Financial Statements.
81

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Equity Fund, Avantis U.S. Large Cap Value Fund and Avantis U.S. Small Cap Value Fund (collectively, the funds) are three funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

82

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

83

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis U.S. Equity Fund
Common Stocks	$1,408,340	—	—	—	$1,408,340
Gross amount of recognized liabilities for securities lending transactions					$1,408,340

Avantis U.S. Large Cap Value Fund
Common Stocks	$20,580	—	—	—	$20,580
Gross amount of recognized liabilities for securities lending transactions					$20,580

Avantis U.S. Small Cap Value Fund
Common Stocks	$1,924,594	—	—	—	$1,924,594
Gross amount of recognized liabilities for securities lending transactions					$1,924,594
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of Avantis U.S. Equity Fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 29, 2024, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis U.S. Equity Fund	0.15%	0.15%	0.00%
Avantis U.S. Large Cap Value Fund	0.15%	0.15%	0.00%
Avantis U.S. Small Cap Value Fund	0.25%	0.25%	0.00%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

84

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2024 were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Value Fund
Purchases	$32,313,456	$90,142,366	$143,825,293
Sales	$47,042,764	$13,024,040	$29,247,015

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis U.S. Equity Fund
Institutional Class
Sold	3,334,541	$47,874,934	22,009,661	$309,591,601
Issued in reinvestment of distributions	491,967	7,226,999	426,384	5,658,110
Redeemed	(5,638,269)	(84,462,593)	(8,284,264)	(115,095,589)
	(1,811,761)	(29,360,660)	14,151,781	200,154,122
G Class
Sold	1,207,785	17,861,413	1,021,553	13,608,456
Issued in reinvestment of distributions	42,852	629,491	33,162	440,390
Redeemed	(277,068)	(4,235,286)	(597,674)	(7,894,951)
	973,569	14,255,618	457,041	6,153,895
Net increase (decrease)	(838,192)	$(15,105,042)	14,608,822	$206,308,017

	Six months ended February 29, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis U.S. Large Cap Value Fund
Institutional Class
Sold	7,007,541	$87,244,158	6,993,597	$79,462,685
Issued in reinvestment of distributions	212,068	2,459,990	69,449	759,075
Redeemed	(985,065)	(11,813,112)	(2,674,335)	(29,593,617)
	6,234,544	77,891,036	4,388,711	50,628,143
G Class
Sold	123,348	1,491,440	1,231,670	13,619,075
Issued in reinvestment of distributions	20,955	242,863	5	59
Redeemed	(130,432)	(1,590,371)	(91,638)	(1,044,481)
	13,871	143,932	1,140,037	12,574,653
Net increase (decrease)	6,248,415	$78,034,968	5,528,748	$63,202,796

85

	Six months ended February 29, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Value Fund
Institutional Class
Sold	11,415,357	$174,852,957	9,175,274	$127,575,419
Issued in reinvestment of distributions	528,670	7,824,311	2,017,881	27,745,867
Redeemed	(4,530,453)	(69,068,823)	(8,315,693)	(117,231,583)
	7,413,574	113,608,445	2,877,462	38,089,703
G Class
Sold	107,448	1,604,025	98,059	1,319,817
Issued in reinvestment of distributions	5,500	81,348	12,743	175,216
Redeemed	(24,281)	(380,578)	(57,540)	(801,384)
	88,667	1,304,795	53,262	693,649
Net increase (decrease)	7,502,241	$114,913,240	2,930,724	$38,783,352

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities and other financial instruments were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

86

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis U.S. Equity Fund	$1,121,068
Avantis U.S. Large Cap Value Fund	$588,431
Avantis U.S. Small Cap Value Fund	$2,011,848

Value of Derivative Instruments as of February 29, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis U.S. Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$3,413	Payable for variation margin on futures contracts*	—

Avantis U.S. Large Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$3,413	Payable for variation margin on futures contracts*	—

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$7,645	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis U.S. Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$75,519	Change in net unrealized appreciation (depreciation) on futures contracts	$903

Avantis U.S. Large Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$5,003	Change in net unrealized appreciation (depreciation) on futures contracts	$65,909

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(47,445)	Change in net unrealized appreciation (depreciation) on futures contracts	$(4,896)

87

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis U.S. Small Cap Value Fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$559,053,004	$241,614,165	$463,600,752
Gross tax appreciation of investments	$149,754,674	$32,169,337	$155,888,761
Gross tax depreciation of investments	(29,045,830)	(4,643,418)	(23,404,910)
Net tax appreciation (depreciation) of investments	$120,708,844	$27,525,919	$132,483,851

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis U.S. Equity Fund	$(3,688,395)	$(940,142)
Avantis U.S. Large Cap Value Fund	$(276,879)	$(521,774)
Avantis U.S. Small Cap Value Fund	$(3,033,904)	—
88

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2024(3)	$14.74	0.11	1.80	1.91	(0.19)	—	(0.19)	$16.46	13.08%	0.16%	0.16%	1.54%	1.54%	5%	$623,789
2023	$13.23	0.24	1.48	1.72	(0.21)	—	(0.21)	$14.74	13.19%	0.15%	0.15%	1.79%	1.79%	7%	$585,425
2022	$14.93	0.22	(1.78)	(1.56)	(0.10)	(0.04)	(0.14)	$13.23	(10.57)%	0.15%	0.15%	1.52%	1.52%	4%	$338,381
2021	$10.92	0.18	3.95	4.13	(0.09)	(0.03)	(0.12)	$14.93	38.03%	0.15%	0.15%	1.37%	1.37%	3%	$212,075
2020(4)	$10.00	0.12	0.82	0.94	(0.02)	—	(0.02)	$10.92	9.37%	0.15%	0.15%	1.62%	1.62%	3%	$51,531
G Class
2024(3)	$14.76	0.13	1.79	1.92	(0.21)	—	(0.21)	$16.47	13.16%	0.01%	0.16%	1.69%	1.54%	5%	$54,735
2023	$13.26	0.26	1.47	1.73	(0.23)	—	(0.23)	$14.76	13.26%	0.00%	0.15%	1.94%	1.79%	7%	$34,692
2022	$14.95	0.25	(1.78)	(1.53)	(0.12)	(0.04)	(0.16)	$13.26	(10.36)%	0.00%	0.15%	1.67%	1.52%	4%	$25,097
2021(5)	$12.80	0.14	2.01	2.15	—	—	—	$14.95	16.80%	0.00%	0.15%	1.55%	1.40%	3%(6)	$1,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value Fund
Institutional Class
2024(3)	$11.70	0.13	1.39	1.52	(0.20)	$13.02	13.16%	0.15%	0.15%	2.14%	2.14%	7%	$238,474
2023	$10.48	0.26	1.07	1.33	(0.11)	$11.70	12.76%	0.16%	0.16%	2.34%	2.34%	40%	$141,271
2022(4)	$10.00	0.08	0.40	0.48	—	$10.48	4.80%	0.15%	0.15%	3.59%	3.59%	0%	$80,581
G Class
2024(3)	$11.71	0.13	1.40	1.53	(0.21)	$13.03	13.33%	0.00%	0.15%	2.29%	2.14%	7%	$15,036
2023	$10.48	0.27	1.08	1.35	(0.12)	$11.71	12.95%	0.01%	0.16%	2.49%	2.34%	40%	$13,355
2022(4)	$10.00	0.05	0.43	0.48	—	$10.48	4.80%	0.00%	0.15%	3.74%	3.59%	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
(4)June 21, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2024(3)	$14.89	0.14	1.50	1.64	(0.26)	—	(0.26)	$16.27	11.16%	0.25%	0.25%	1.85%	1.85%	6%	$587,381
2023	$14.27	0.29	1.42	1.71	(0.25)	(0.84)	(1.09)	$14.89	12.59%	0.25%	0.25%	2.06%	2.06%	22%	$427,244
2022	$15.20	0.25	(0.29)	(0.04)	(0.19)	(0.70)	(0.89)	$14.27	(0.61)%	0.25%	0.25%	1.70%	1.70%	45%	$368,198
2021	$9.03	0.24	6.01	6.25	(0.08)	—(4)	(0.08)	$15.20	69.57%	0.25%	0.25%	1.81%	1.81%	37%	$260,196
2020(5)	$10.00	0.11	(1.07)	(0.96)	(0.01)	—	(0.01)	$9.03	(9.57)%	0.25%	0.25%	1.89%	1.89%	4%	$79,338
G Class
2024(3)	$14.92	0.16	1.49	1.65	(0.29)	—	(0.29)	$16.28	11.28%	0.00%	0.25%	2.10%	1.85%	6%	$4,935
2023	$14.29	0.32	1.44	1.76	(0.29)	(0.84)	(1.13)	$14.92	12.94%	0.00%	0.25%	2.31%	2.06%	22%	$3,200
2022	$15.22	0.28	(0.28)	—	(0.23)	(0.70)	(0.93)	$14.29	(0.37)%	0.00%	0.25%	1.95%	1.70%	45%	$2,304
2021(6)	$12.82	0.18	2.22	2.40	—	—	—	$15.22	18.72%	0.00%	0.25%	2.00%	1.75%	37%(7)	$161

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)January 20, 2021 (commencement of sale) through August 31, 2021.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.
95

Notes

96

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97501 2404

Semiannual Report

February 29, 2024

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 29, 2024

Avantis Emerging Markets Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	100.0%
Rights	0.0%
Warrants	0.0%
Corporate Bonds	0.0%
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.6)%

Top Five Countries	% of net assets
China	22.9%
India	20.7%
Taiwan	18.7%
South Korea	14.1%
Brazil	6.1%
3

Fund Characteristics

FEBRUARY 29, 2024

Avantis International Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	6.8%
Other Assets and Liabilities	(6.0)%

Top Five Countries	% of net assets
Japan	22.0%
United Kingdom	12.6%
Canada	10.2%
France	9.7%
Switzerland	7.9%
4

Fund Characteristics

FEBRUARY 29, 2024

Avantis International Small Cap Value Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(5.8)%

Top Five Countries	% of net assets
Japan	31.0%
United Kingdom	12.7%
Canada	9.4%
Australia	8.0%
Sweden	5.1%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class's. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis Emerging Markets Equity Fund
Actual
Institutional Class	$1,000	$1,080.50	$1.71	0.33%
G Class	$1,000	$1,082.00	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.22	$1.66	0.33%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
Avantis International Equity Fund
Actual
Institutional Class	$1,000	$1,076.90	$1.19	0.23%
G Class	$1,000	$1,077.40	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.72	$1.16	0.23%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
Avantis International Small Cap Value Fund
Actual
Institutional Class	$1,000	$1,070.20	$1.85	0.36%
G Class	$1,000	$1,072.10	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.07	$1.81	0.36%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
7

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
COMMON STOCKS — 100.0%
Brazil — 6.1%
3R Petroleum Oleo E Gas SA(1)	7,000	$39,667
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	2,800	383
Allos SA	47,361	233,799
Alpargatas SA, Preference Shares(1)	11,700	23,913
Alupar Investimento SA	3,500	21,094
Ambev SA, ADR	85,307	212,414
Anima Holding SA(1)	600	613
Atacadao SA	21,000	50,989
Auren Energia SA	23,902	61,881
Azul SA, ADR(1)(2)	1,804	13,205
B3 SA - Brasil Bolsa Balcao	106,500	274,868
Banco ABC Brasil SA, Preference Shares	18,673	88,649
Banco ABC Brasil SA, Preference Shares(1)	619	2,947
Banco BMG SA, Preference Shares	4,900	3,903
Banco Bradesco SA	59,859	148,350
Banco Bradesco SA, ADR	196,953	547,529
Banco BTG Pactual SA	35,100	257,790
Banco do Brasil SA	47,660	555,782
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	31,600	97,576
Banco Mercantil do Brasil SA, Preference Shares	800	5,261
Banco Pan SA, Preference Shares	28,200	49,240
Banco Santander Brasil SA, ADR(2)	12,690	72,333
BB Seguridade Participacoes SA	22,300	150,279
Bemobi Mobile Tech SA	5,500	14,859
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	45,212
Braskem SA, Class A, ADR(1)(2)	13,074	110,737
BRF SA, ADR(1)(2)	30,252	92,571
C&A Modas SA(1)	24,900	46,984
Camil Alimentos SA	13,900	23,935
CCR SA	41,000	113,323
Centrais Eletricas Brasileiras SA, ADR(2)	12,652	110,705
Centrais Eletricas Brasileiras SA, Class B Preference Shares	7,300	70,370
Cia Brasileira de Aluminio	15,953	12,804
Cia Brasileira de Distribuicao, ADR(1)	30,242	23,102
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	37,194
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	16,316	257,793
Cia de Saneamento de Minas Gerais Copasa MG	24,500	102,118
Cia De Sanena Do Parana	13,600	70,639
Cia De Sanena Do Parana, Preference Shares	133,000	139,927
Cia Energetica de Minas Gerais, ADR	35,129	83,256
Cia Siderurgica Nacional SA, ADR	74,734	251,854
Cielo SA	70,500	75,448
8

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Companhia Paranaense de Energia	23,700	$43,718
Companhia Paranaense de Energia, ADR(1)(2)	3,539	26,295
Companhia Paranaense de Energia, Preference Shares	103,000	212,170
Companhia Paranaense de Energia, Preference Shares, ADR(2)	14,158	116,803
Construtora Tenda SA(1)	11,700	25,466
Cosan SA	42,544	145,405
CPFL Energia SA	7,800	55,529
Cristal Pigmentos do Brasil SA, Preference Shares	200	1,429
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	5,700	29,663
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,000	168,695
Dexco SA	34,738	56,952
Dexxos Participacoes SA	3,600	9,509
Direcional Engenharia SA	7,300	34,774
EcoRodovias Infraestrutura e Logistica SA	54,100	100,123
Embraer SA, ADR(1)	8,874	172,954
Empreendimentos Pague Menos SA	29,100	17,210
Enauta Participacoes SA	39,800	203,359
Energisa SA	22,900	232,635
Eneva SA(1)	42,000	107,723
Engie Brasil Energia SA	6,000	50,367
Equatorial Energia SA	17,240	118,399
Eternit SA	9,288	12,537
Eucatex SA Industria e Comercio, Preference Shares	3,000	10,452
Even Construtora e Incorporadora SA	21,800	35,127
Ez Tec Empreendimentos e Participacoes SA	16,300	55,775
Fras-Le SA	1,000	3,279
Gafisa SA(1)	1,194	2,111
Gerdau SA, ADR	94,275	406,325
Gol Linhas Aereas Inteligentes SA(1)	11,284	636
Gol Linhas Aereas Inteligentes SA, ADR(1)	2,473	2,794
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	1,290
Grazziotin SA, Preference Shares	200	1,079
Grendene SA	16,400	21,213
Grupo Casas Bahia SA(1)	11,188	20,413
Grupo Mateus SA(1)	33,900	54,351
Grupo SBF SA	14,900	36,717
Guararapes Confeccoes SA(1)	19,100	22,976
Hapvida Participacoes e Investimentos SA(1)	91,728	68,089
Helbor Empreendimentos SA	720	423
Hidrovias do Brasil SA(1)	73,100	55,879
Hypera SA	7,300	48,901
Iguatemi SA	19,137	91,429
Iguatemi SA	1	1
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,000	17,115
Inter & Co., Inc.(1)	1,491	8,482
International Meal Co. Alimentacao SA, Class A(1)	37,500	16,370
Iochpe Maxion SA	20,200	50,306
Irani Papel e Embalagem SA	5,300	9,894
9

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
IRB-Brasil Resseguros SA(1)	14,647	$114,351
Itau Unibanco Holding SA, ADR	151,017	1,029,936
Jalles Machado SA	18,157	27,759
JBS SA	21,800	100,994
JHSF Participacoes SA	26,500	23,829
Kepler Weber SA	18,400	35,903
Klabin SA	60,000	272,535
Lavvi Empreendimentos Imobiliarios SA	5,200	8,285
Light SA(1)	15,600	15,534
Localiza Rent a Car SA	15,043	159,929
Localiza Rent a Car SA(1)	53	558
LOG Commercial Properties e Participacoes SA	4,900	21,646
Log-in Logistica Intermodal SA(1)	5,558	42,252
Lojas Quero-Quero SA	41,800	44,145
Lojas Renner SA	29,370	93,290
LPS Brasil-Consultoria de Imoveis SA	6,100	2,393
Magazine Luiza SA(1)	106,000	45,845
Magazine Luiza SA(1)	10,153	4,391
Mahle Metal Leve SA	6,600	47,398
Marcopolo SA, Preference Shares	53,500	93,846
Marfrig Global Foods SA(1)	76,043	149,605
Marisa Lojas SA(1)	2,489	1,152
Meliuz SA(1)	9,220	14,764
Metalurgica Gerdau SA, Preference Shares	47,900	97,320
Mills Locacao Servicos e Logistica SA	12,849	31,715
Minerva SA	34,400	47,194
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	3,107
Moura Dubeux Engenharia SA(1)	9,100	23,596
Movida Participacoes SA	24,200	41,428
MPM Corporeos SA(1)	2,100	456
MRV Engenharia e Participacoes SA(1)	53,000	81,242
Multilaser Industrial SA(1)	10,400	4,665
Multiplan Empreendimentos Imobiliarios SA	11,400	60,588
Natura & Co. Holding SA(1)	24,178	79,084
NU Holdings Ltd., Class A(1)	6,751	74,801
Oceanpact Servicos Maritimos SA(1)	13,400	15,823
Odontoprev SA	32,260	78,199
Pagseguro Digital Ltd., Class A(1)	27,137	377,747
Pet Center Comercio e Participacoes SA	16,400	13,856
Petroleo Brasileiro SA, ADR	88,673	1,464,878
Petroleo Brasileiro SA, ADR, Preference Shares	113,467	1,834,761
Petroreconcavo SA	22,600	104,110
Porto Seguro SA	3,800	21,824
Portobello SA	18,400	21,875
Positivo Tecnologia SA	2,800	4,512
PRIO SA	43,900	387,330
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,419
Raia Drogasil SA	51,332	276,326
Raizen SA, Preference Shares	117,400	83,366
Randon SA Implementos e Participacoes, Preference Shares	38,200	85,143
10

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Rede D'Or Sao Luiz SA	17,010	$86,468
Romi SA	7,408	18,792
Rumo SA	27,200	124,206
Santos Brasil Participacoes SA	14,600	30,838
Sao Carlos Empreendimentos e Participacoes SA(1)	100	526
Sao Martinho SA	14,400	81,717
Sendas Distribuidora SA, ADR(2)	29,443	418,679
Ser Educacional SA(1)	19,400	24,898
Serena Energia SA(1)	16,600	31,490
SLC Agricola SA	9,440	37,353
Smartfit Escola de Ginastica e Danca SA	15,700	76,746
StoneCo Ltd., A Shares(1)	21,636	372,356
Suzano SA, ADR(2)	50,856	577,216
SYN prop e tech SA(1)	7,800	12,176
Taurus Armas SA, Preference Shares	10,600	30,130
Tegma Gestao Logistica SA	400	2,152
Telefonica Brasil SA, ADR	10,742	117,410
TIM SA, ADR(2)	18,131	335,242
TOTVS SA	7,000	43,638
Trisul SA	15,400	14,684
Tupy SA	7,300	37,300
Ultrapar Participacoes SA, ADR(2)	58,586	346,829
Unipar Carbocloro SA, Class B Preference Shares	6,460	86,249
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	43,700	96,699
Vale SA, ADR	103,975	1,394,305
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,900	10,839
Vibra Energia SA	132,700	684,709
Vivara Participacoes SA	4,700	30,917
WEG SA	29,000	215,848
Wilson Sons SA	13,800	47,470
Wiz Co.	4,600	5,709
XP, Inc., Class A	28,267	668,232
YDUQS Participacoes SA	13,000	53,244
Zamp SA(1)	10,800	9,016
		21,369,226
Chile — 0.6%
Aguas Andinas SA, A Shares	164,314	48,285
Banco de Chile	1,946,133	225,667
Banco de Credito e Inversiones SA	5,834	161,783
Banco Itau Chile SA	4,740	46,605
Banco Santander Chile, ADR	4,939	96,953
Besalco SA	2,057	1,124
CAP SA	6,824	46,814
Cencosud SA	36,586	65,681
Cencosud Shopping SA	29,082	47,574
Cia Cervecerias Unidas SA, ADR	3,112	36,193
Cia Sud Americana de Vapores SA	1,175,240	82,015
Colbun SA	1,077,433	148,099
Embotelladora Andina SA, Class B Preference Shares	43,127	108,873
11

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Empresa Nacional de Telecomunicaciones SA	21,346	$69,549
Empresas CMPC SA	100,649	178,675
Empresas Copec SA	17,036	109,339
Enel Americas SA	617,577	62,995
Enel Chile SA	1,526,324	91,669
Engie Energia Chile SA(1)	14,725	12,571
Falabella SA(1)	36,642	92,935
Grupo Security SA	30,991	8,691
Inversiones Aguas Metropolitanas SA	7,601	5,702
Parque Arauco SA	57,107	91,098
Ripley Corp. SA	168,455	34,570
Salfacorp SA	2,048	1,093
SMU SA	216,649	36,542
Sociedad Quimica y Minera de Chile SA, ADR(2)	3,206	159,402
SONDA SA	1,402	575
Vina Concha y Toro SA	4,299	4,463
		2,075,535
China — 22.9%
361 Degrees International Ltd.	128,000	68,345
3SBio, Inc.	233,000	153,730
AAC Technologies Holdings, Inc.	89,000	221,267
Agile Group Holdings Ltd.(1)(2)	200,000	19,350
Agora, Inc., ADR(1)	4,604	12,062
Agricultural Bank of China Ltd., H Shares	1,384,000	567,780
Air China Ltd., H Shares(1)	28,000	14,994
AK Medical Holdings Ltd.(2)	8,000	5,188
Akeso, Inc.(1)	62,000	371,778
Alibaba Group Holding Ltd., ADR	58,988	4,366,882
Alibaba Health Information Technology Ltd.(1)	74,000	32,334
Alibaba Pictures Group Ltd.(1)(2)	860,000	49,331
A-Living Smart City Services Co. Ltd.(2)	114,750	58,757
Alliance International Education Leasing Holdings Ltd.(1)(2)	117,000	13,109
Aluminum Corp. of China Ltd., H Shares	128,000	63,781
ANE Cayman, Inc.(1)	25,000	13,116
Angang Steel Co. Ltd., H Shares	4,000	719
Anhui Conch Cement Co. Ltd., H Shares	94,500	205,630
Anhui Expressway Co. Ltd., H Shares	80,000	88,621
ANTA Sports Products Ltd.	71,000	692,182
Asia Cement China Holdings Corp.	43,000	11,602
AsiaInfo Technologies Ltd.	8,000	7,465
Autohome, Inc., ADR	5,218	135,616
BAIC Motor Corp. Ltd., H Shares	47,000	14,034
Baidu, Inc., ADR(1)	6,314	639,798
BAIOO Family Interactive Ltd.	74,000	2,268
Bairong, Inc.(1)	18,500	31,168
Bank of China Ltd., H Shares	3,717,000	1,458,184
Bank of Chongqing Co. Ltd., H Shares	27,000	14,570
Bank of Communications Co. Ltd., H Shares	643,000	421,259
Baozun, Inc., ADR(1)	1,003	2,367
Baozun, Inc., Class A(1)(2)	1,700	1,303
12

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
BBMG Corp., H Shares	5,000	$415
BeiGene Ltd., ADR(1)	885	146,600
Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	30,313
Beijing Enterprises Holdings Ltd.	33,500	126,021
Beijing Enterprises Water Group Ltd.	410,000	96,178
Beijing Jingneng Clean Energy Co. Ltd., H Shares	162,000	34,276
Beijing North Star Co. Ltd., H Shares(1)	4,000	352
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	29,000	34,517
Binjiang Service Group Co. Ltd.	10,500	22,185
BOC Aviation Ltd.	26,900	198,015
Bosideng International Holdings Ltd.	674,000	339,007
Brilliance China Automotive Holdings Ltd.	466,000	271,255
Burning Rock Biotech Ltd., ADR(1)	365	290
BYD Co. Ltd., H Shares	61,000	1,502,434
BYD Electronic International Co. Ltd.	19,000	71,741
C&D International Investment Group Ltd.	143,000	232,508
C&D Property Management Group Co. Ltd.(2)	19,000	7,937
Cabbeen Fashion Ltd.	11,000	1,324
Canaan, Inc., ADR(1)(2)	17,159	26,940
Canadian Solar, Inc.(1)(2)	621	13,097
Cango, Inc., ADR(1)	5,200	7,800
Canvest Environmental Protection Group Co. Ltd.(2)	108,000	56,678
CARsgen Therapeutics Holdings Ltd.(1)(2)	44,500	37,763
Cathay Media & Education Group, Inc.	12,000	1,132
Central China Management Co. Ltd.	18,000	662
Central China New Life Ltd.(1)	62,000	11,901
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	14,700	4,657
Chaowei Power Holdings Ltd.	36,000	6,535
Cheetah Mobile, Inc., ADR(1)	61	161
China Aircraft Leasing Group Holdings Ltd.	1,000	436
China Beststudy Education Group(1)	17,000	5,294
China BlueChemical Ltd., H Shares	284,000	85,237
China Bohai Bank Co. Ltd., H Shares(1)	215,000	30,419
China Chunlai Education Group Co. Ltd.	44,000	30,425
China Cinda Asset Management Co. Ltd., H Shares	1,306,000	125,052
China CITIC Bank Corp. Ltd., H Shares	878,000	466,822
China Coal Energy Co. Ltd., H Shares	267,000	287,537
China Communications Services Corp. Ltd., H Shares	536,000	227,681
China Conch Environment Protection Holdings Ltd.(1)(2)	5,500	835
China Conch Venture Holdings Ltd.(2)	157,500	157,721
China Construction Bank Corp., H Shares	5,204,000	3,227,292
China Datang Corp. Renewable Power Co. Ltd., H Shares	459,000	104,231
China Dongxiang Group Co. Ltd.	210,000	10,158
China East Education Holdings Ltd.	122,000	40,806
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	3,534
China Education Group Holdings Ltd.	218,000	124,897
China Everbright Bank Co. Ltd., H Shares	351,000	109,740
China Everbright Environment Group Ltd.	676,000	251,103
China Everbright Greentech Ltd.	104,000	10,730
China Everbright Ltd.	122,000	66,881
13

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
China Feihe Ltd.	608,000	$302,414
China Foods Ltd.	32,000	11,512
China Galaxy Securities Co. Ltd., H Shares	340,500	178,910
China Gas Holdings Ltd.	182,000	166,563
China Glass Holdings Ltd.(1)	156,000	10,096
China Harmony Auto Holding Ltd.(1)	28,500	2,283
China High Speed Transmission Equipment Group Co. Ltd.(1)	51,000	9,427
China Hongqiao Group Ltd.	210,000	162,515
China International Capital Corp. Ltd., H Shares	79,200	99,282
China Kepei Education Group Ltd.	68,000	14,285
China Lesso Group Holdings Ltd.	161,000	76,571
China Life Insurance Co. Ltd., Class H	170,580	209,095
China Lilang Ltd.	24,000	12,868
China Literature Ltd.(1)	21,000	64,380
China Longyuan Power Group Corp. Ltd., H Shares	283,000	199,434
China Maple Leaf Educational Systems Ltd.(1)	42,000	2,659
China Medical System Holdings Ltd.	248,000	407,681
China Mengniu Dairy Co. Ltd.(1)	91,000	227,531
China Merchants Bank Co. Ltd., H Shares	196,500	759,869
China Merchants Land Ltd.	40,000	1,525
China Merchants Port Holdings Co. Ltd.	173,814	215,747
China Minsheng Banking Corp. Ltd., H Shares	549,500	193,393
China Modern Dairy Holdings Ltd.(2)	418,000	34,681
China National Building Material Co. Ltd., H Shares	484,000	182,036
China New Higher Education Group Ltd.	234,000	73,667
China Nonferrous Mining Corp. Ltd.	314,000	218,125
China Oil & Gas Group Ltd.(1)	40,000	1,119
China Oriental Group Co. Ltd.	26,000	3,912
China Pacific Insurance Group Co. Ltd., H Shares	145,600	276,182
China Petroleum & Chemical Corp., Class H	1,480,300	815,576
China Power International Development Ltd.(2)	902,000	364,347
China Railway Group Ltd., H Shares	339,000	165,123
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	11,213
China Rare Earth Holdings Ltd.(1)	68,000	2,645
China Renaissance Holdings Ltd.(1)(2)	32,700	7,591
China Resources Beer Holdings Co. Ltd.	70,000	301,627
China Resources Building Materials Technology Holdings Ltd.	324,000	56,201
China Resources Gas Group Ltd.	26,000	78,461
China Resources Land Ltd.	132,000	403,175
China Resources Medical Holdings Co. Ltd.	149,000	81,197
China Resources Mixc Lifestyle Services Ltd.	43,000	129,594
China Resources Pharmaceutical Group Ltd.	64,500	43,624
China Resources Power Holdings Co. Ltd.	300,000	645,796
China Risun Group Ltd.(2)	289,000	113,042
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	6,128
China SCE Group Holdings Ltd.(1)(2)	290,000	5,704
China Shenhua Energy Co. Ltd., H Shares	240,000	923,446
China Shineway Pharmaceutical Group Ltd.	48,000	54,031
China Shuifa Singyes Energy Holdings Ltd.(1)(2)	66,000	2,840
China South City Holdings Ltd.(2)	148,000	3,144
14

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
China Starch Holdings Ltd.	515,000	$8,601
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	18,152
China Suntien Green Energy Corp. Ltd., H Shares	162,000	61,548
China Taiping Insurance Holdings Co. Ltd.	233,000	202,435
China Tower Corp. Ltd., H Shares	5,280,000	639,978
China Traditional Chinese Medicine Holdings Co. Ltd.	226,000	124,830
China Travel International Investment Hong Kong Ltd.	318,000	54,404
China Vanke Co. Ltd., H Shares(2)	97,700	75,325
China Water Affairs Group Ltd.	120,000	82,242
China XLX Fertiliser Ltd.	112,000	45,235
China Yongda Automobiles Services Holdings Ltd.	249,000	75,625
China Youran Dairy Group Ltd.	98,000	15,748
China Yuhua Education Corp. Ltd.(1)	328,000	23,744
China ZhengTong Auto Services Holdings Ltd.(1)	18,000	540
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	59,282
Chow Tai Fook Jewellery Group Ltd.	214,200	319,173
CIFI Ever Sunshine Services Group Ltd.	90,000	16,464
CIFI Holdings Group Co. Ltd.(1)(2)	282,880	11,514
CIMC Enric Holdings Ltd.	156,000	125,444
CITIC Ltd.	419,000	421,502
CITIC Securities Co. Ltd., H Shares	106,325	196,537
CMGE Technology Group Ltd.(1)(2)	110,000	13,615
CMOC Group Ltd., H Shares	354,000	218,385
CNFinance Holdings Ltd., ADR(1)(2)	1,003	2,308
COFCO Joycome Foods Ltd.(1)(2)	667,000	130,292
Concord New Energy Group Ltd.	1,440,000	119,366
Consun Pharmaceutical Group Ltd.	29,000	21,024
Coolpad Group Ltd.(1)	372,000	2,700
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	48,000	45,414
COSCO SHIPPING Holdings Co. Ltd., Class H	426,049	458,659
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	7,113
COSCO SHIPPING Ports Ltd.(2)	264,985	158,115
Country Garden Holdings Co. Ltd.(1)(2)	1,063,210	86,399
Country Garden Services Holdings Co. Ltd.	81,000	61,656
CPMC Holdings Ltd.	52,000	46,484
Crazy Sports Group Ltd.(1)	124,000	1,493
CSPC Pharmaceutical Group Ltd.	1,345,200	1,047,709
CSSC Hong Kong Shipping Co. Ltd.	248,000	45,908
Daqo New Energy Corp., ADR(1)	9,201	195,797
Datang International Power Generation Co. Ltd., H Shares(2)	6,000	974
Differ Group Auto Ltd.(1)	30,600	954
Digital China Holdings Ltd.	152,000	51,733
Dongfeng Motor Group Co. Ltd., Class H	356,000	152,282
Dongyue Group Ltd.(2)	296,000	264,949
East Buy Holding Ltd.(1)(2)	36,000	110,969
Ebang International Holdings, Inc., Class A(1)	333	3,833
Edvantage Group Holdings Ltd.	89,119	30,888
E-House China Enterprise Holdings Ltd.(1)	48,000	1,006
ENN Energy Holdings Ltd.	18,500	150,217
Essex Bio-technology Ltd.	21,000	6,253
15

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
EVA Precision Industrial Holdings Ltd.	114,000	$10,014
Everest Medicines Ltd.(1)(2)	9,500	29,217
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	13,378
Fanhua, Inc., ADR(1)(2)	1,266	5,887
FIH Mobile Ltd.(1)	284,000	17,571
FinVolution Group, ADR	37,984	198,656
First Tractor Co. Ltd., H Shares	84,000	65,587
Flat Glass Group Co. Ltd., H Shares(2)	4,000	7,395
Fosun International Ltd.	299,000	172,504
Fountain SET Holdings Ltd.(1)	6,000	299
Fu Shou Yuan International Group Ltd.	314,000	205,089
Fufeng Group Ltd.	327,000	200,477
Fuyao Glass Industry Group Co. Ltd., H Shares	20,800	104,258
Ganfeng Lithium Group Co. Ltd., H Shares	16,480	54,595
GCL New Energy Holdings Ltd.(1)	55,224	2,706
GCL Technology Holdings Ltd.	1,614,000	224,506
GDS Holdings Ltd., Class A(1)(2)	58,800	49,825
Geely Automobile Holdings Ltd.	963,000	1,048,006
Gemdale Properties & Investment Corp. Ltd.(2)	688,000	23,216
Genertec Universal Medical Group Co. Ltd.	137,000	75,121
Genor Biopharma Holdings Ltd.(1)	2,500	315
Genscript Biotech Corp.(1)	14,000	28,303
GF Securities Co. Ltd., H Shares	111,600	119,830
Global Cord Blood Corp.(1)(2)	1,762	2,643
Goodbaby International Holdings Ltd.(1)	58,000	4,829
Grand Pharmaceutical Group Ltd.	184,500	84,227
Great Wall Motor Co. Ltd., H Shares(2)	224,000	252,819
Greatview Aseptic Packaging Co. Ltd.(1)	30,000	7,302
Greenland Hong Kong Holdings Ltd.(1)	22,000	813
Greentown China Holdings Ltd.	259,500	207,495
Greentown Management Holdings Co. Ltd.	41,000	25,809
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	65,770
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	346,800	44,956
Guotai Junan Securities Co. Ltd., H Shares	4,400	5,065
H World Group Ltd., ADR	12,036	440,036
Haidilao International Holding Ltd.	98,000	178,220
Haier Smart Home Co. Ltd., H Shares	212,800	644,495
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	18,838
Haitian International Holdings Ltd.	60,000	151,924
Haitong Securities Co. Ltd., H Shares	252,000	125,091
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	5,905
Hansoh Pharmaceutical Group Co. Ltd.	190,000	334,882
Harbin Electric Co. Ltd., H Shares	92,000	28,031
Hebei Construction Group Corp. Ltd., H Shares(1)	3,000	222
Hello Group, Inc., ADR	27,044	178,220
Hengan International Group Co. Ltd.	105,000	323,631
Hilong Holding Ltd.(1)	302,000	7,839
Hisense Home Appliances Group Co. Ltd., H Shares	91,000	288,134
Hollysys Automation Technologies Ltd.(1)	9,263	237,318
Homeland Interactive Technology Ltd.	24,000	8,105
16

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	$6,625
Hopson Development Holdings Ltd.(1)(2)	42,163	20,149
Hua Hong Semiconductor Ltd.(1)(2)	71,000	152,169
Huabao International Holdings Ltd.(2)	110,000	32,753
Huadian Power International Corp. Ltd., H Shares	30,000	14,491
Huaneng Power International, Inc., H Shares(1)	94,000	52,721
Huatai Securities Co. Ltd., H Shares	137,800	162,648
Huaxi Holdings Co. Ltd.(1)	4,000	563
Huazhong In-Vehicle Holdings Co. Ltd.	40,000	11,705
Hygeia Healthcare Holdings Co. Ltd.	6,000	22,523
Industrial & Commercial Bank of China Ltd., H Shares	2,967,000	1,520,922
Ingdan, Inc.	66,000	9,321
Inkeverse Group Ltd.(1)	228,000	21,604
Innovent Biologics, Inc.(1)	15,000	80,890
iQIYI, Inc., ADR(1)	48,201	177,862
JD Health International, Inc.(1)	12,750	48,088
JD Logistics, Inc.(1)	256,500	253,268
JD.com, Inc., ADR	13,011	294,309
JD.com, Inc., Class A	4,138	46,701
JH Educational Technology, Inc.(1)	14,000	1,393
Jiangsu Expressway Co. Ltd., H Shares	78,000	80,121
Jiangxi Copper Co. Ltd., H Shares	119,000	176,609
Jinchuan Group International Resources Co. Ltd.(2)	703,000	59,059
Jinke Smart Services Group Co. Ltd., H Shares(1)	11,000	12,994
Jinxin Fertility Group Ltd.(1)(2)	391,500	121,321
JNBY Design Ltd.	11,500	21,977
JOYY, Inc., ADR	4,883	153,814
Jutal Offshore Oil Services Ltd.(1)	38,000	2,423
Kangji Medical Holdings Ltd.(2)	44,500	36,225
Kanzhun Ltd., ADR	3,034	47,482
KE Holdings, Inc., ADR	19,568	265,929
Kingboard Holdings Ltd.	105,000	205,954
Kingboard Laminates Holdings Ltd.	170,500	105,592
Kingdee International Software Group Co. Ltd.(1)	84,000	90,324
Kingsoft Corp. Ltd.	45,600	126,706
Kuaishou Technology(1)	42,100	237,735
Kunlun Energy Co. Ltd.	290,000	247,229
KWG Group Holdings Ltd.(1)(2)	217,000	12,270
KWG Living Group Holdings Ltd.(1)	143,500	8,753
Lee & Man Chemical Co. Ltd.	4,000	1,614
Lee & Man Paper Manufacturing Ltd.	218,000	62,159
Legend Biotech Corp., ADR(1)	725	47,241
Lenovo Group Ltd.	134,000	148,034
LexinFintech Holdings Ltd., ADR	13,176	24,244
Li Auto, Inc., ADR(1)	39,306	1,803,359
Li Ning Co. Ltd.	45,500	112,572
Lifetech Scientific Corp.(1)(2)	362,000	91,801
Linklogis, Inc., Class B(2)	97,500	15,281
Longfor Group Holdings Ltd.	144,483	180,966
Lonking Holdings Ltd.	292,000	49,063
17

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Luye Pharma Group Ltd.(1)(2)	309,000	$114,130
LVGEM China Real Estate Investment Co. Ltd.(1)	218,000	17,714
Maanshan Iron & Steel Co. Ltd., H Shares(2)	4,000	607
Maoyan Entertainment(1)	74,000	81,597
Meituan, Class B(1)	101,010	1,025,470
Metallurgical Corp. of China Ltd., H Shares	5,000	1,008
Microport Cardioflow Medtech Corp.(1)(2)	45,000	7,441
Midea Real Estate Holding Ltd.	82,400	45,905
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	32,000	9,121
MINISO Group Holding Ltd., ADR	11,647	213,489
Minsheng Education Group Co. Ltd.	34,000	1,386
Minth Group Ltd.	48,000	81,596
MMG Ltd.(1)	484,000	129,568
Mobvista, Inc.(1)	25,000	10,470
Moody Technology Holdings Ltd.(1)	140,000	3,782
Mulsanne Group Holding Ltd.(1)(2)	12,500	1,652
Nam Tai Property, Inc.(1)(2)	1,859	8,365
NetDragon Websoft Holdings Ltd.	59,500	85,484
NetEase, Inc., ADR	21,351	2,304,200
New China Life Insurance Co. Ltd., H Shares	81,700	156,948
New Oriental Education & Technology Group, Inc., ADR(1)	6,226	582,318
New Sparkle Roll International Group Ltd.(1)	8,500	2,157
Nexteer Automotive Group Ltd.	211,000	97,220
Nine Dragons Paper Holdings Ltd.(1)	245,000	113,358
NIO, Inc., ADR(1)	17,882	102,821
Noah Holdings Ltd., ADR	3,545	39,420
Nongfu Spring Co. Ltd., H Shares(2)	57,400	324,586
OneConnect Financial Technology Co. Ltd., ADR(1)	1,043	2,503
Orient Overseas International Ltd.	23,000	356,163
Pacific Millennium Packaging Group Corp.	2,000	1,612
PDD Holdings, Inc., ADR(1)	19,370	2,412,340
People's Insurance Co. Group of China Ltd., H Shares	603,000	200,861
Perennial Energy Holdings Ltd.	40,000	4,682
PetroChina Co. Ltd., Class H	1,218,400	955,605
Pharmaron Beijing Co. Ltd., H Shares(2)	5,850	7,813
PICC Property & Casualty Co. Ltd., H Shares	590,000	806,600
Ping An Insurance Group Co. of China Ltd., H Shares	300,506	1,336,400
Poly Property Group Co. Ltd.	289,362	53,165
Pop Mart International Group Ltd.	81,800	203,925
Postal Savings Bank of China Co. Ltd., H Shares	485,000	254,806
Powerlong Commercial Management Holdings Ltd.(2)	8,500	2,948
Powerlong Real Estate Holdings Ltd.(1)	62,000	5,130
Prinx Chengshan Holdings Ltd.	6,000	5,532
PW Medtech Group Ltd.	7,000	688
Q Technology Group Co. Ltd.(1)(2)	79,000	31,091
Qifu Technology, Inc., ADR	26,320	406,644
Qingling Motors Co. Ltd., H Shares(1)	6,000	506
Qudian, Inc., ADR(1)	37,345	91,495
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	49,840
Redco Properties Group Ltd.(1)	22,000	934
18

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Road King Infrastructure Ltd.(1)(2)	5,000	$947
Sany Heavy Equipment International Holdings Co. Ltd.	160,000	123,722
SCE Intelligent Commercial Management Holdings Ltd.(1)	14,000	807
Scholar Education Group(1)	5,000	3,051
SciClone Pharmaceuticals Holdings Ltd.	83,500	139,095
Seazen Group Ltd.(1)(2)	664,000	93,657
Shandong Hi-Speed New Energy Group Ltd.(1)	20,000	5,685
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	100,400	65,536
Shanghai Conant Optical Co. Ltd., Class H	20,000	19,086
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	7,999
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	27,929
Shanghai Haohai Biological Technology Co. Ltd., H Shares(2)	200	938
Shanghai Industrial Holdings Ltd.	114,000	149,085
Shanghai Industrial Urban Development Group Ltd.(1)	1,600	80
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	79,119
Shanghai Pioneer Holding Ltd.	22,000	4,421
Shenzhen Expressway Corp. Ltd., H Shares	72,000	63,319
Shenzhen International Holdings Ltd.	331,000	279,114
Shenzhen Investment Ltd.	268,000	35,882
Shenzhou International Group Holdings Ltd.	42,800	351,066
Shimao Services Holdings Ltd.(1)	49,000	6,997
Shoucheng Holdings Ltd.	113,200	21,831
Shougang Fushan Resources Group Ltd.	380,000	158,226
Shui On Land Ltd.	588,500	53,259
Sihuan Pharmaceutical Holdings Group Ltd.	329,000	23,953
Simcere Pharmaceutical Group Ltd.(2)	173,000	122,971
Sino Biopharmaceutical Ltd.	1,578,000	627,191
Sino-Ocean Group Holding Ltd.(1)(2)	646,500	27,610
Sinopec Engineering Group Co. Ltd., H Shares	342,500	187,788
Sinopec Kantons Holdings Ltd.	30,000	13,578
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	36,500	5,124
Sinopharm Group Co. Ltd., H Shares	117,200	327,976
Sinotrans Ltd., H Shares	4,000	1,702
Sinotruk Hong Kong Ltd.	53,000	140,212
Skyworth Group Ltd.	241,538	84,915
SOHO China Ltd.(1)	54,500	4,783
Sohu.com Ltd., ADR(1)	3,248	29,102
So-Young International, Inc., ADR(1)	363	425
SSY Group Ltd.	320,000	179,245
Sun King Technology Group Ltd.(1)	42,000	6,111
Sunac Services Holdings Ltd.(2)	15,386	3,912
Sunny Optical Technology Group Co. Ltd.	34,300	220,752
TAL Education Group, ADR(1)	46,973	691,912
TCL Electronics Holdings Ltd.	143,000	52,266
Tencent Holdings Ltd.	198,700	6,960,583
Tencent Music Entertainment Group, ADR(1)	31,697	331,868
Tian Ge Interactive Holdings Ltd.	5,000	318
Tiangong International Co. Ltd.	202,000	46,353
Tianjin Port Development Holdings Ltd.	12,000	781
Tianli International Holdings Ltd.	161,000	96,659
19

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Tianneng Power International Ltd.(2)	156,000	$140,639
Times China Holdings Ltd.(1)	201,000	6,395
Times Neighborhood Holdings Ltd.(2)	124,000	7,765
Tingyi Cayman Islands Holding Corp.	186,000	206,842
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	46,560
Tongcheng Travel Holdings Ltd.(1)	59,600	149,831
Tongda Group Holdings Ltd.(1)	745,000	8,826
Tongdao Liepin Group(1)	12,800	6,333
Topsports International Holdings Ltd.	344,000	232,791
TravelSky Technology Ltd., H Shares	61,000	72,924
Trigiant Group Ltd.(1)	6,000	306
Trip.com Group Ltd., ADR(1)	14,698	653,620
Tsaker New Energy Tech Co. Ltd.	72,500	7,177
Tsingtao Brewery Co. Ltd., H Shares	20,000	127,974
Tuya, Inc., ADR(1)	12,017	23,673
Uni-President China Holdings Ltd.	173,000	103,589
United Strength Power Holdings Ltd.(1)(2)	2,000	1,196
Up Fintech Holding Ltd., ADR(1)	5,669	22,789
Uxin Ltd., ADR(1)	13	32
Viomi Technology Co. Ltd., ADR(1)	993	626
Vipshop Holdings Ltd., ADR(1)	55,067	1,060,040
Viva Biotech Holdings(1)	74,500	5,610
Viva Goods Company Ltd.(1)(2)	24,000	2,137
Vnet Group, Inc., ADR(1)	21,725	33,674
Want Want China Holdings Ltd.	838,000	462,594
Wasion Holdings Ltd.	28,000	17,533
Waterdrop, Inc., ADR(1)(2)	8,274	10,839
Weibo Corp., ADR	17,184	156,718
Weichai Power Co. Ltd., H Shares	103,000	202,741
Weiqiao Textile Co., H Shares(1)	25,500	11,254
West China Cement Ltd.	540,000	62,055
Wuling Motors Holdings Ltd.	160,000	8,941
WuXi AppTec Co. Ltd., H Shares	11,607	71,551
Wuxi Biologics Cayman, Inc.(1)	55,000	130,273
Xiabuxiabu Catering Management China Holdings Co. Ltd.	132,500	32,885
Xin Point Holdings Ltd.(2)	12,000	4,253
Xingda International Holdings Ltd.(2)	30,896	5,645
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	16,000	14,548
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	99,110
Xinyi Energy Holdings Ltd.(2)	454,800	63,244
Xinyi Solar Holdings Ltd.	414,541	251,023
XJ International Holdings Co. Ltd.(1)(2)	1,008,000	41,856
Xtep International Holdings Ltd.	221,500	122,168
Xunlei Ltd., ADR(1)	887	1,313
Yadea Group Holdings Ltd.	126,000	197,955
Yankuang Energy Group Co. Ltd., H Shares	261,000	601,877
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	44,400	57,689
Yidu Tech, Inc.(1)	31,400	16,883
Yihai International Holding Ltd.(1)(2)	77,000	107,793
Yincheng International Holding Co. Ltd.(1)	4,000	12
20

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Yixin Group Ltd.(2)	164,000	$12,127
Youdao, Inc., ADR(1)	285	1,243
YuanShengTai Dairy Farm Ltd.(1)	41,000	606
Yuexiu Property Co. Ltd.	117,800	78,339
Yuexiu Services Group Ltd.	79,000	26,501
Yuexiu Transport Infrastructure Ltd.	198,000	112,507
Yum China Holdings, Inc.	14,356	615,729
Yuzhou Group Holdings Co. Ltd.(1)(2)	372,133	4,069
Zengame Technology Holding Ltd.	102,000	58,483
Zhejiang Expressway Co. Ltd., H Shares	248,400	189,435
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	8,283
Zhenro Properties Group Ltd.(1)(2)	46,000	508
Zhongliang Holdings Group Co. Ltd.(1)	34,000	1,231
Zhongsheng Group Holdings Ltd.	62,500	113,790
Zhongyu Energy Holdings Ltd.(1)(2)	54,000	34,200
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	84,000	19,405
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	17,299
Zijin Mining Group Co. Ltd., H Shares	380,000	610,403
Zonqing Environmental Ltd.(1)(2)	6,000	17,014
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	114,200	73,752
ZTO Express Cayman, Inc., ADR	32,436	622,447
		79,487,640
Colombia — 0.1%
BAC Holding International Corp.	3,792	236
Banco Davivienda SA, Preference Shares	3,823	20,065
Bancolombia SA	8,153	68,506
Bancolombia SA, ADR	3,845	125,039
Corp. Financiera Colombiana SA	3,119	11,411
Ecopetrol SA, ADR(2)	3,730	43,641
Grupo Argos SA	24,875	87,332
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	476
Interconexion Electrica SA ESP	19,829	84,368
		441,074
Czech Republic — 0.1%
CEZ AS	8,040	274,627
Komercni Banka AS	2,461	85,648
Moneta Money Bank AS	28,138	123,516
		483,791
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	304,526	420,820
Greece — 0.6%
Aegean Airlines SA(1)	5,984	81,388
Alpha Services & Holdings SA(1)	87,408	164,654
Athens Water Supply & Sewage Co. SA	574	3,430
Eurobank Ergasias Services & Holdings SA, Class A(1)	124,210	256,895
Fourlis Holdings SA	301	1,386
GEK Terna Holding Real Estate Construction SA(1)	6,392	98,456
Hellenic Telecommunications Organization SA	4,516	68,219
Helleniq Energy Holdings SA	9,607	87,535
Jumbo SA	4,044	118,227
21

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
LAMDA Development SA(1)	3,794	$27,749
Motor Oil Hellas Corinth Refineries SA	4,992	142,628
Mytilineos SA	3,750	146,035
National Bank of Greece SA(1)	25,743	202,133
OPAP SA	3,168	57,750
Piraeus Financial Holdings SA(1)	57,510	254,074
Public Power Corp. SA(1)	15,145	197,829
Sunrisemezz PLC(1)	4,230	1,458
Titan Cement International SA(1)	4,089	116,044
Viohalco SA	2,419	15,727
		2,041,617
Hong Kong — 0.2%
Ajisen China Holdings Ltd.	4,000	533
Antengene Corp. Ltd.(1)	12,500	1,981
China Energy Development Holdings Ltd.(1)	48,000	509
China Isotope & Radiation Corp.	2,200	3,329
China Shengmu Organic Milk Ltd.	55,000	1,525
China Xinhua Education Group Ltd.	17,000	1,504
China Youzan Ltd.(1)	80,000	895
China Zhongwang Holdings Ltd.(1)(2)	86,400	110
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,055
GOME Retail Holdings Ltd.(1)(2)	1,993,000	10,157
Hi Sun Technology China Ltd.(1)	57,000	3,586
IMAX China Holding, Inc.	4,700	4,014
Jiayuan International Group Ltd.(1)	52,000	287
Kasen International Holdings Ltd.(1)	37,000	1,382
Pou Sheng International Holdings Ltd.	90,000	6,440
Sinosoft Technology Group Ltd.(1)	22,000	927
South Manganese Investment Ltd.(1)(2)	210,000	7,644
Truly International Holdings Ltd.	256,000	23,177
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	4,845
Wharf Holdings Ltd.	140,000	516,033
		589,933
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	20,030	45,472
MOL Hungarian Oil & Gas PLC	44,836	356,614
OTP Bank Nyrt	9,952	477,557
Richter Gedeon Nyrt	3,674	97,755
		977,398
India — 20.7%
360 ONE WAM Ltd.	10,948	94,601
3M India Ltd.	18	6,943
Aarti Industries Ltd.	21,152	167,312
ABB India Ltd.	1,079	70,731
ACC Ltd.	6,924	219,427
Accelya Solutions India Ltd.	926	20,436
Adani Energy Solutions Ltd.(1)	13,550	172,822
Adani Enterprises Ltd.	8,518	337,383
Adani Green Energy Ltd.(1)	6,990	159,328
Adani Ports & Special Economic Zone Ltd.	29,101	462,003
22

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Adani Power Ltd.(1)	54,617	$361,462
Adani Total Gas Ltd.	8,578	105,056
Aditya Birla Capital Ltd.(1)	66,865	147,838
Aegis Logistics Ltd.	2,315	12,281
AGI Greenpac Ltd.	5,613	55,433
AIA Engineering Ltd.	2,717	119,696
Ajanta Pharma Ltd.	3,028	80,585
Akzo Nobel India Ltd.	222	6,728
Alembic Pharmaceuticals Ltd.	8,197	100,608
Alkyl Amines Chemicals	545	14,094
Allcargo Logistics Ltd.	39,128	40,173
Allcargo Terminals Ltd.	9,782	7,656
Alok Industries Ltd.(1)	30,788	10,701
Amara Raja Energy & Mobility Ltd.	19,399	196,262
Ambuja Cements Ltd.	25,656	187,374
Anant Raj Ltd.	18,514	78,030
Andhra Sugars Ltd.	4,791	6,355
Apar Industries Ltd.	2,902	218,932
APL Apollo Tubes Ltd.	12,471	232,268
Apollo Hospitals Enterprise Ltd.	4,263	313,839
Apollo Tyres Ltd.	57,378	358,218
Archean Chemical Industries Ltd.	9,835	89,642
Arvind Ltd.	33,494	113,473
Ashok Leyland Ltd.	72,030	147,535
Ashoka Buildcon Ltd.(1)	32,514	72,998
Asian Paints Ltd.	4,621	157,615
Aster DM Healthcare Ltd.(1)	20,356	116,188
Astra Microwave Products Ltd.	7,592	56,540
Astral Ltd.	2,185	54,525
AstraZeneca Pharma India Ltd.	87	5,797
Atul Ltd.	395	29,604
AU Small Finance Bank Ltd.	10,280	70,470
AurionPro Solutions Ltd.	1,511	40,674
Aurobindo Pharma Ltd.	28,085	348,157
Aurum Proptech Ltd.(1)	376	636
Avanti Feeds Ltd.	3,130	19,116
Avenue Supermarts Ltd.(1)	1,289	60,873
Axis Bank Ltd., GDR	11,068	722,023
Bajaj Auto Ltd.	3,482	331,866
Bajaj Consumer Care Ltd.	15,148	42,824
Bajaj Electricals Ltd.	1,346	16,162
Bajaj Finance Ltd.	6,886	537,229
Bajaj Finserv Ltd.	8,424	161,697
Bajaj Hindusthan Sugar Ltd.(1)	221,576	91,871
Bajel Projects Ltd.(1)	5,663	14,838
Balaji Amines Ltd.	521	13,654
Balkrishna Industries Ltd.	4,519	121,381
Balrampur Chini Mills Ltd.	18,717	84,077
Banco Products India Ltd.	4,499	36,076
Bandhan Bank Ltd.	45,128	106,273
23

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
BASF India Ltd.	1,301	$51,689
Bata India Ltd.	1,352	22,982
Bayer CropScience Ltd.	493	33,737
BEML Ltd.	3,826	143,671
Berger Paints India Ltd.	8,059	58,969
Best Agrolife Ltd.	1,760	12,375
Bhansali Engineering Polymers Ltd.	4,258	4,898
Bharat Bijlee Ltd.	597	41,052
Bharat Electronics Ltd.	186,373	460,359
Bharat Forge Ltd.	12,134	168,252
Bharat Heavy Electricals Ltd.	108,374	297,203
Bharat Petroleum Corp. Ltd.	83,250	605,009
Bharat Rasayan Ltd.	54	5,832
Bharti Airtel Ltd.	26,351	356,766
Bharti Airtel Ltd.	1,882	16,366
Biocon Ltd.	11,885	39,540
Birla Corp. Ltd.	2,240	44,252
Birlasoft Ltd.	11,057	103,341
BLS International Services Ltd.	11,482	50,558
Blue Dart Express Ltd.	342	24,876
Blue Star Ltd.	5,032	77,016
Bombay Burmah Trading Co.	1,082	22,629
Bosch Ltd.	97	33,441
Brigade Enterprises Ltd.	18,836	226,702
Brightcom Group Ltd.(1)	188,567	38,903
Britannia Industries Ltd.	4,469	267,821
BSE Ltd.	9,680	276,507
Can Fin Homes Ltd.	16,436	153,377
Canara Bank	30,478	207,065
Capacit'e Infraprojects Ltd.(1)	3,479	11,011
Caplin Point Laboratories Ltd.	1,037	18,544
Capri Global Capital Ltd.	937	10,910
Care Ratings Ltd.	1,529	21,414
Carysil Ltd.	1,860	21,407
Castrol India Ltd.	56,872	142,755
Ceat Ltd.	4,196	144,354
Century Plyboards India Ltd.	4,675	39,884
Century Textiles & Industries Ltd.	3,854	65,504
CESC Ltd.	31,367	48,049
CG Power & Industrial Solutions Ltd.	12,716	67,952
Chambal Fertilisers & Chemicals Ltd.	24,707	104,517
Chemcon Speciality Chemicals Ltd.(1)	561	1,826
Chennai Petroleum Corp. Ltd.	12,992	138,641
Cholamandalam Financial Holdings Ltd.	962	12,164
Cholamandalam Investment & Finance Co. Ltd.	30,012	393,166
CIE Automotive India Ltd.	11,356	60,252
Cipla Ltd.	24,070	429,856
City Union Bank Ltd.	59,336	96,476
Coal India Ltd.	129,719	681,196
Cochin Shipyard Ltd.	19,208	202,181
24

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Coforge Ltd.	586	$46,323
Colgate-Palmolive India Ltd.	8,447	256,883
Computer Age Management Services Ltd.	2,303	85,115
Container Corp. of India Ltd.	11,799	139,000
Coromandel International Ltd.	13,464	174,531
Cosmo First Ltd.	2,080	13,043
CreditAccess Grameen Ltd.(1)	5,896	104,423
CRISIL Ltd.	880	53,144
Crompton Greaves Consumer Electricals Ltd.	25,183	88,210
Cummins India Ltd.	4,689	154,926
Cyient Ltd.	13,890	339,425
Dabur India Ltd.	17,811	115,661
Dalmia Bharat Ltd.	5,784	141,256
Dalmia Bharat Sugar & Industries Ltd.	1,638	7,612
Datamatics Global Services Ltd.	5,211	38,060
DB Corp. Ltd.	13,014	46,283
DCB Bank Ltd.	19,916	30,726
DCM Shriram Ltd.	6,921	79,470
Deepak Fertilisers & Petrochemicals Corp. Ltd.	10,453	63,685
Deepak Nitrite Ltd.	5,774	153,775
Delta Corp. Ltd.	3,208	5,235
Dhani Services Ltd.(1)	4,561	2,144
Digidrive Distributors Ltd.(1)	396	232
Dilip Buildcon Ltd.	1,435	7,544
Dish TV India Ltd.(1)	221,711	57,209
Dishman Carbogen Amcis Ltd.(1)	4,829	14,811
Divi's Laboratories Ltd.	3,604	151,595
Dixon Technologies India Ltd.	770	61,901
DLF Ltd.	17,606	191,266
Dr Lal PathLabs Ltd.	2,456	69,584
Dr Reddy's Laboratories Ltd., ADR	6,918	531,164
Dwarikesh Sugar Industries Ltd.	31,044	29,199
Dynamatic Technologies Ltd.	321	27,588
eClerx Services Ltd.	2,545	77,512
Edelweiss Financial Services Ltd.	61,398	56,270
Eicher Motors Ltd.	5,971	272,856
EID Parry India Ltd.	12,280	93,255
Elecon Engineering Co. Ltd.	8,207	99,101
Electrosteel Castings Ltd.	36,739	70,781
Emami Ltd.	17,752	99,544
Endurance Technologies Ltd.	938	20,996
Engineers India Ltd.	50,656	127,897
Epigral Ltd.	1,763	25,021
EPL Ltd.	18,139	40,938
Equitas Small Finance Bank Ltd.	34,830	41,813
Escorts Kubota Ltd.	4,276	146,896
Everest Industries Ltd.	1,312	19,037
Excel Industries Ltd.	483	4,850
Exide Industries Ltd.	50,863	196,094
FDC Ltd.(1)	1,453	7,651
25

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Federal Bank Ltd.	223,489	$405,022
FIEM Industries Ltd.	780	10,972
FIEM Industries Ltd.(1)	780	10,972
Fine Organic Industries Ltd.	202	10,544
Finolex Cables Ltd.	4,004	44,402
Finolex Industries Ltd.	51,489	135,493
Force Motors Ltd.	351	28,564
Gabriel India Ltd.	10,034	41,760
GAIL India Ltd.	89,154	195,639
Galaxy Surfactants Ltd.	260	7,954
Garden Reach Shipbuilders & Engineers Ltd.	5,677	55,604
Garware Technical Fibres Ltd.	298	13,053
GHCL Ltd.	11,424	70,316
GHCL Textiles Ltd.(1)	11,424	12,029
GIC Housing Finance Ltd.	7,865	21,601
Gillette India Ltd.	152	11,907
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	37,214
Glenmark Pharmaceuticals Ltd.	24,558	274,086
GMM Pfaudler Ltd.	1,964	30,790
GMR Airports Infrastructure Ltd.(1)	35,363	35,791
GMR Power & Urban Infra Ltd.(1)	1,505	953
GNA Axles Ltd.	1,572	8,075
Godawari Power & Ispat Ltd.	8,189	73,069
Godrej Agrovet Ltd.	8,470	52,468
Godrej Consumer Products Ltd.	6,465	97,880
Godrej Industries Ltd.(1)	830	8,018
Gokaldas Exports Ltd.	11,200	113,814
Granules India Ltd.	14,660	82,110
Graphite India Ltd.	10,458	75,455
Grasim Industries Ltd.	11,024	290,977
Great Eastern Shipping Co. Ltd.	21,003	254,828
Greaves Cotton Ltd.	10,035	18,274
Greenpanel Industries Ltd.	7,398	34,391
Greenply Industries Ltd.	8,512	27,029
Gujarat Alkalies & Chemicals Ltd.	3,254	31,417
Gujarat Ambuja Exports Ltd.	15,182	71,808
Gujarat Fluorochemicals Ltd.	757	33,811
Gujarat Gas Ltd.	22,547	153,828
Gujarat Mineral Development Corp. Ltd.	9,795	46,065
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	97,906
Gujarat Pipavav Port Ltd.	57,229	144,027
Gujarat State Fertilizers & Chemicals Ltd.	38,670	101,319
Gujarat State Petronet Ltd.	30,729	136,642
Happiest Minds Technologies Ltd.	520	5,307
Hathway Cable & Datacom Ltd.(1)	53,179	14,596
Havells India Ltd.	8,068	148,858
HCL Technologies Ltd.	49,507	992,128
HDFC Asset Management Co. Ltd.	2,087	94,452
HDFC Bank Ltd.	81,414	1,374,997
HDFC Life Insurance Co. Ltd.	10,253	71,974
26

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
HEG Ltd.	1,842	$35,912
HeidelbergCement India Ltd.	3,441	8,541
Hero MotoCorp Ltd.	6,316	336,602
HFCL Ltd.	55,288	71,422
HG Infra Engineering Ltd.	1,319	13,989
Hikal Ltd.	6,930	23,428
HIL Ltd.	531	18,042
Himadri Speciality Chemical Ltd., ADR	43,396	192,672
Himatsingka Seide Ltd.(1)	1,947	3,406
Hindalco Industries Ltd.	117,216	711,023
Hinduja Global Solutions Ltd.	630	6,947
Hindustan Copper Ltd.	37,545	122,018
Hindustan Oil Exploration Co. Ltd.(1)	4,116	9,457
Hindustan Petroleum Corp. Ltd.	84,803	521,339
Hindustan Unilever Ltd.	12,708	369,736
Honda India Power Products Ltd.	797	24,138
I G Petrochemicals Ltd.	1,499	8,346
ICICI Bank Ltd., ADR	45,898	1,175,448
ICICI Lombard General Insurance Co. Ltd.	7,483	154,592
ICICI Prudential Life Insurance Co. Ltd.	7,787	50,047
IDFC First Bank Ltd.(1)	227,289	222,066
IDFC Ltd.(1)	117,456	164,759
IFCI Ltd.(1)	199,888	110,375
IIFL Finance Ltd.	26,120	185,592
IIFL Securities Ltd.(1)	5,318	9,494
India Cements Ltd.(1)	22,426	61,794
India Glycols Ltd.	1,220	12,595
Indiabulls Housing Finance Ltd.	54,013	123,120
Indiabulls Real Estate Ltd.(1)	46,013	66,173
IndiaMart InterMesh Ltd.	2,868	91,915
Indian Bank	32,035	202,439
Indian Hotels Co. Ltd.	19,259	136,316
Indian Metals & Ferro Alloys Ltd.	3,462	25,329
Indian Oil Corp. Ltd.	229,124	456,916
Indian Railway Catering & Tourism Corp. Ltd.	9,660	108,014
Indo Count Industries Ltd.	3,348	13,716
Indraprastha Gas Ltd.	1,402	7,195
Indus Towers Ltd.(1)	55,411	168,994
IndusInd Bank Ltd.	9,329	165,718
Info Edge India Ltd.	2,252	142,860
Infosys Ltd., ADR	126,708	2,529,092
Inox Wind Ltd.(1)	5,788	42,096
Intellect Design Arena Ltd.	9,903	131,879
InterGlobe Aviation Ltd.(1)	2,652	100,702
IOL Chemicals & Pharmaceuticals Ltd.	943	4,614
ION Exchange India Ltd.	5,549	32,338
Ipca Laboratories Ltd.	11,799	169,481
IRB Infrastructure Developers Ltd.	90,820	68,765
IRCON International Ltd.	61,079	168,335
ISGEC Heavy Engineering Ltd.	3,243	33,221
27

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
ITD Cementation India Ltd.	18,327	$72,976
J Kumar Infraprojects Ltd.	6,357	49,328
Jagran Prakashan Ltd.(1)	9,956	14,148
Jai Corp. Ltd.	9,007	34,195
Jain Irrigation Systems Ltd.(1)	33,922	22,447
Jaiprakash Associates Ltd.(1)	47,432	11,396
Jaiprakash Power Ventures Ltd.(1)	337,329	73,904
Jammu & Kashmir Bank Ltd.	68,191	117,506
Jamna Auto Industries Ltd.	30,124	43,428
Jindal Poly Films Ltd.	1,475	10,094
Jindal Saw Ltd.	15,519	89,486
Jindal Stainless Ltd.	56,432	435,084
Jindal Steel & Power Ltd.	15,097	140,847
JK Cement Ltd.	2,071	112,663
JK Lakshmi Cement Ltd.	8,876	98,320
JK Paper Ltd.	14,528	65,405
JK Tyre & Industries Ltd.	14,652	91,706
JM Financial Ltd.	90,263	104,655
JSW Energy Ltd.	10,448	63,861
JSW Steel Ltd.	56,729	546,932
Jubilant Foodworks Ltd.	13,800	77,191
Jubilant Ingrevia Ltd.	9,834	57,098
Jubilant Pharmova Ltd.	7,752	53,032
Just Dial Ltd.(1)	979	10,919
Jyothy Labs Ltd.	4,782	26,647
Kajaria Ceramics Ltd.	4,758	73,202
Kalpataru Projects International Ltd.	15,294	177,774
Kansai Nerolac Paints Ltd.	3,508	12,252
Karnataka Bank Ltd.	27,461	75,139
Karur Vysya Bank Ltd.	88,527	195,692
Kaveri Seed Co. Ltd.	3,831	30,667
KEC International Ltd.	22,050	192,917
KEI Industries Ltd.(1)	948	36,637
Kennametal India Ltd.	279	7,789
Kirloskar Brothers Ltd.	2,915	32,312
Kirloskar Ferrous Industries Ltd.	11,193	71,620
Kirloskar Oil Engines Ltd.	3,353	36,961
KNR Constructions Ltd.	12,064	38,903
Kolte-Patil Developers Ltd.	1,397	7,863
Kopran Ltd.	1,454	4,315
Kotak Mahindra Bank Ltd.	25,088	510,415
KPIT Technologies Ltd.	15,137	286,073
KPR Mill Ltd.	5,470	50,680
KRBL Ltd.	8,855	34,367
L&T Finance Holdings Ltd.	123,051	247,591
L&T Technology Services Ltd.	955	61,089
LA Opala RG Ltd.	4,256	17,343
Larsen & Toubro Ltd.	26,781	1,122,828
Laurus Labs Ltd.	27,240	133,388
LG Balakrishnan & Bros Ltd.	4,509	61,985
28

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
LIC Housing Finance Ltd.	37,996	$296,583
Linde India Ltd.	348	22,615
LT Foods Ltd.	21,706	47,100
LTIMindtree Ltd.	3,442	220,071
Lupin Ltd.	14,726	288,053
Mahanagar Gas Ltd.	7,578	135,442
Maharashtra Seamless Ltd.	7,016	77,776
Mahindra & Mahindra Financial Services Ltd.	53,466	182,347
Mahindra & Mahindra Ltd.	22,782	530,473
Mahindra Holidays & Resorts India Ltd.(1)	6,609	33,231
Mahindra Lifespace Developers Ltd.	2,988	20,816
Mahindra Logistics Ltd.	3,262	16,724
Maithan Alloys Ltd.	1,132	14,509
Man Infraconstruction Ltd.	17,927	46,389
Manali Petrochemicals Ltd.	9,199	7,694
Manappuram Finance Ltd.	99,739	212,111
Marico Ltd.	22,586	142,303
Marksans Pharma Ltd.	42,291	77,671
Maruti Suzuki India Ltd.	3,098	421,621
MAS Financial Services Ltd.	1,629	6,597
MAS Financial Services Ltd.(1)	3,258	13,194
Matrimony.com Ltd.	690	4,440
Max Healthcare Institute Ltd.	18,646	178,455
Mayur Uniquoters Ltd.	698	4,241
Mazagon Dock Shipbuilders Ltd.	3,870	97,295
Meghmani Organics Ltd.	14,945	17,492
Metropolis Healthcare Ltd.	1,019	19,675
Minda Corp. Ltd.	3,029	15,330
Mirza International Ltd.(1)	9,808	5,624
MOIL Ltd.	7,182	22,939
Motherson Sumi Wiring India Ltd.	46,208	39,028
Motilal Oswal Financial Services Ltd.	5,586	108,529
Mphasis Ltd.	5,684	179,313
MRF Ltd.	187	329,669
MSTC Ltd.	1,029	11,271
Multi Commodity Exchange of India Ltd.	4,385	198,636
Muthoot Finance Ltd.	13,678	214,546
Narayana Hrudayalaya Ltd.	5,794	93,749
Natco Pharma Ltd.	7,670	91,991
National Aluminium Co. Ltd.	141,463	265,296
Nava Ltd.	11,704	70,522
NBCC India Ltd.	65,976	107,117
NCC Ltd.	106,551	317,533
NELCO Ltd.	701	6,375
NESCO Ltd.	711	7,243
Nestle India Ltd.	8,314	260,374
Neuland Laboratories Ltd.	579	49,814
Newgen Software Technologies Ltd.	3,928	40,202
NIIT Learning Systems Ltd.	1,812	11,354
NIIT Ltd.	9,326	13,930
29

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Nippon Life India Asset Management Ltd.	13,564	$84,405
NOCIL Ltd.	17,520	55,358
NTPC Ltd.	286,316	1,156,962
Nuvama Wealth Management Ltd.(1)	685	33,962
Oberoi Realty Ltd.	6,424	103,880
Oil & Natural Gas Corp. Ltd.	186,770	594,187
Oil India Ltd.	48,505	318,938
OnMobile Global Ltd.(1)	3,493	3,416
Oracle Financial Services Software Ltd.	2,888	266,954
Orient Cement Ltd.	17,095	46,805
Page Industries Ltd.	239	98,892
Paisalo Digital Ltd.	11,790	26,119
Panama Petrochem Ltd.	4,381	18,148
PC Jeweller Ltd.(1)	24,410	17,047
PCBL Ltd.	28,612	98,725
Persistent Systems Ltd.	3,817	397,209
Petronet LNG Ltd.	85,800	282,498
Phoenix Mills Ltd.	2,284	75,786
PI Industries Ltd.	1,641	72,687
Pidilite Industries Ltd.	3,031	100,076
Piramal Enterprises Ltd.	5,916	65,278
Piramal Pharma Ltd.(1)	18,577	29,549
PNB Housing Finance Ltd.(1)	19,386	162,207
PNC Infratech Ltd.	17,907	92,433
Polycab India Ltd.	446	25,532
Polyplex Corp. Ltd.	2,781	28,898
Poonawalla Fincorp Ltd.	2,566	14,441
Power Finance Corp. Ltd.	12,675	61,318
Power Grid Corp. of India Ltd.	283,026	966,951
Power Mech Projects Ltd.	755	46,481
Praj Industries Ltd.	14,187	85,241
Prakash Industries Ltd.(1)	8,704	18,097
Precision Camshafts Ltd.	8,326	22,369
Prestige Estates Projects Ltd.	8,021	112,888
Pricol Ltd.(1)	15,569	75,784
Prime Focus Ltd.(1)	11,944	16,086
Prince Pipes & Fittings Ltd.(1)	7,915	54,632
Prism Johnson Ltd.(1)	6,392	13,426
PSP Projects Ltd.	2,983	24,913
PTC India Ltd.	56,480	137,772
Quess Corp. Ltd.	4,622	28,640
Rain Industries Ltd.	2,672	5,925
Rajesh Exports Ltd.(1)	5,055	18,791
Rallis India Ltd.	2,331	6,963
Ramco Cements Ltd.	13,177	132,639
Ramkrishna Forgings Ltd.	14,795	139,534
Ramky Infrastructure Ltd.(1)	5,433	38,952
Rashtriya Chemicals & Fertilizers Ltd.	15,657	26,656
Raymond Ltd.	7,599	168,007
RBL Bank Ltd.	83,585	262,172
30

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
REC Ltd.	174,502	$929,210
Redington Ltd.	104,302	259,759
Redtape Ltd.(1)	9,808	71,094
Relaxo Footwears Ltd.	466	4,701
Reliance Industrial Infrastructure Ltd.	626	10,712
Reliance Industries Ltd., GDR	42,273	3,010,560
Reliance Infrastructure Ltd.(1)	38,258	101,686
Reliance Power Ltd.(1)	428,008	125,030
Repco Home Finance Ltd.	8,841	46,551
Rico Auto Industries Ltd.	24,063	29,914
RITES Ltd.	9,491	89,306
Rupa & Co. Ltd.	2,495	8,226
Samvardhana Motherson International Ltd.	121,878	175,099
Sanghvi Movers Ltd.	3,631	49,773
Sanofi India Ltd.	867	89,853
Sansera Engineering Ltd.	2,262	27,956
Sarda Energy & Minerals Ltd.	11,680	30,150
Saregama India Ltd.	1,980	9,607
SBI Cards & Payment Services Ltd.	6,809	59,071
SBI Life Insurance Co. Ltd.	8,184	152,918
Schaeffler India Ltd.	875	30,562
Sharda Cropchem Ltd.	3,173	13,714
Shipping Corp. of India Ltd.	5,563	15,848
Shipping Corp. of India Ltd.(1)	5,563	1,815
Shoppers Stop Ltd.(1)	2,091	18,714
Shree Cement Ltd.	650	199,481
Shree Renuka Sugars Ltd.(1)	13,699	7,688
Shriram Finance Ltd.	24,365	715,727
Siemens Ltd.	1,247	70,307
SKF India Ltd.	1,718	97,754
Sobha Ltd.	8,562	161,205
Sonata Software Ltd.	26,654	260,263
South Indian Bank Ltd.	171,863	66,836
Southern Petrochemical Industries Corp. Ltd.	17,726	18,943
Spandana Sphoorty Financial Ltd.(1)	2,425	26,722
SRF Ltd.	5,107	147,225
Star Cement Ltd.(1)	19,725	49,202
State Bank of India, GDR	7,468	679,324
Steel Strips Wheels Ltd.	10,643	32,407
Sterling & Wilson Renewable(1)	4,243	30,875
Sterling Tools Ltd.	2,980	12,660
Sterlite Technologies Ltd.	13,985	23,115
Strides Pharma Science Ltd.	2,601	24,645
Sudarshan Chemical Industries Ltd.	3,424	24,273
Sumitomo Chemical India Ltd.	4,396	19,845
Sun Pharmaceutical Industries Ltd.	15,985	303,891
Sun TV Network Ltd.	13,399	99,460
Sundaram Finance Ltd.	691	34,697
Sundram Fasteners Ltd.	4,294	55,390
Sunflag Iron & Steel Co. Ltd.(1)	6,118	14,728
31

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Sunteck Realty Ltd.	3,995	$22,239
Supreme Industries Ltd.	4,071	203,599
Supreme Petrochem Ltd.	8,120	71,476
Surya Roshni Ltd.	7,250	52,425
Suven Pharmaceuticals Ltd.(1)	9,498	72,058
Suzlon Energy Ltd.(1)	246,707	134,410
Tamil Nadu Newsprint & Papers Ltd.	7,235	23,306
Tamilnadu Petroproducts Ltd.	7,021	7,844
Tanla Platforms Ltd.	12,047	141,954
Tata Chemicals Ltd.	13,140	148,453
Tata Communications Ltd.	9,129	211,415
Tata Consultancy Services Ltd.	31,889	1,573,119
Tata Consumer Products Ltd.	10,352	148,457
Tata Elxsi Ltd.	1,108	104,335
Tata Investment Corp. Ltd.	1,603	139,906
Tata Motors Ltd.	33,000	377,821
Tata Power Co. Ltd.	69,892	313,456
Tata Steel Ltd.	609,541	1,033,279
Tata Teleservices Maharashtra Ltd.(1)	18,159	19,141
TCI Express Ltd.	457	6,165
TeamLease Services Ltd.(1)	553	20,062
Tech Mahindra Ltd.	43,801	673,100
Thermax Ltd.	4,851	212,362
Thirumalai Chemicals Ltd.	10,204	29,923
Thyrocare Technologies Ltd.	472	3,931
Tide Water Oil Co. India Ltd.	360	6,939
Time Technoplast Ltd.	12,032	31,483
Tips Industries Ltd.	6,176	38,623
Titagarh Rail System Ltd.	11,407	128,917
Titan Co. Ltd.	4,296	187,742
Torrent Pharmaceuticals Ltd.	8,544	275,275
Torrent Power Ltd.	13,079	169,780
Tourism Finance Corp. of India Ltd.	16,582	47,496
TransIndia Real Estate Ltd.(1)	9,782	6,563
Transport Corp. of India Ltd.	1,642	16,421
Trent Ltd.	2,565	119,879
Trident Ltd.	188,086	95,850
Triveni Engineering & Industries Ltd.	12,778	50,831
Triveni Turbine Ltd.	9,259	55,549
TTK Prestige Ltd.	2,696	24,300
Tube Investments of India Ltd.	4,500	188,901
TV Today Network Ltd.	2,282	6,586
TV18 Broadcast Ltd.(1)	50,440	36,225
TVS Motor Co. Ltd.(1)	3,225	83,105
Uflex Ltd.	5,373	27,807
Ujjivan Small Finance Bank Ltd.	138,471	88,725
UltraTech Cement Ltd.	4,249	506,932
Union Bank of India Ltd.	17,616	31,028
United Spirits Ltd.	12,264	172,391
UPL Ltd.	22,975	130,116
32

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Usha Martin Ltd.	12,880	$51,093
UTI Asset Management Co. Ltd.	5,255	56,674
VA Tech Wabag Ltd.(1)	2,681	23,646
Vaibhav Global Ltd.	1,025	5,211
Valiant Organics Ltd.(1)	1,671	8,617
Vardhman Textiles Ltd.	18,897	97,319
Varun Beverages Ltd.	15,462	262,767
Vedanta Ltd.	73,896	238,113
Venky's India Ltd.	238	5,066
V-Guard Industries Ltd.	2,008	7,860
VIP Industries Ltd.	1,621	10,798
Vishnu Chemicals Ltd.	3,320	11,964
VL E-Governance & IT Solutions Ltd.(1)	3,184	2,721
Vodafone Idea Ltd.(1)	232,783	38,334
Voltamp Transformers Ltd.	484	51,294
Voltas Ltd.	1,275	17,040
VRL Logistics Ltd.	6,022	42,429
Welspun Corp. Ltd.	23,565	145,095
Welspun Enterprises Ltd.	17,802	67,684
Welspun Living Ltd.	41,434	77,192
West Coast Paper Mills Ltd.	5,873	43,940
Westlife Foodworld Ltd.	808	7,292
Wipro Ltd., ADR(2)	60,349	373,560
Wockhardt Ltd.(1)	1,829	13,331
Yes Bank Ltd.(1)	673,890	198,158
Zee Entertainment Enterprises Ltd.(1)	65,242	126,285
Zensar Technologies Ltd.	10,622	70,345
		72,127,390
Indonesia — 2.2%
ABM Investama Tbk. PT	109,100	24,634
Ace Hardware Indonesia Tbk. PT	891,700	47,387
Adaro Energy Indonesia Tbk. PT	1,228,300	189,306
Adhi Karya Persero Tbk. PT(1)	245,413	4,622
Adi Sarana Armada Tbk. PT(1)	73,600	3,435
Agung Podomoro Land Tbk. PT(1)	80,200	618
Alam Sutera Realty Tbk. PT(1)	534,300	5,269
Amman Mineral Internasional PT(1)	313,800	169,611
Aneka Tambang Tbk. PT	801,500	74,440
Astra Agro Lestari Tbk. PT	40,600	17,319
Astra International Tbk. PT	1,077,800	358,798
Astra Otoparts Tbk. PT	140,800	21,077
Bank BTPN Syariah Tbk. PT	433,300	37,925
Bank Bukopin Tbk. PT(1)	1,089,998	5,344
Bank Central Asia Tbk. PT	1,336,800	841,203
Bank China Construction Bank Indonesia Tbk. PT(1)	357,900	1,731
Bank Mandiri Persero Tbk. PT	2,034,800	908,891
Bank Negara Indonesia Persero Tbk. PT	1,048,500	400,720
Bank Pan Indonesia Tbk. PT(1)	266,100	18,982
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	19,032
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	4,366
33

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Bank Rakyat Indonesia Persero Tbk. PT	1,998,397	$778,743
Bank Syariah Indonesia Tbk. PT	68,639	10,803
Bank Tabungan Negara Persero Tbk. PT	736,545	67,079
Barito Pacific Tbk. PT	592,410	36,823
BFI Finance Indonesia Tbk. PT	1,086,800	95,353
Blue Bird Tbk. PT	139,500	15,529
Buana Lintas Lautan Tbk. PT(1)	553,700	3,660
Bukalapak.com Tbk. PT(1)	3,493,700	34,982
Bukit Asam Tbk. PT	421,600	68,644
Bumi Resources Minerals Tbk. PT(1)	5,563,500	50,971
Bumi Resources Tbk. PT(1)	1,787,700	9,913
Bumi Serpong Damai Tbk. PT(1)	732,100	47,224
Buyung Poetra Sembada PT	68,000	785
Charoen Pokphand Indonesia Tbk. PT	193,700	59,722
Ciputra Development Tbk. PT	1,125,200	90,739
Delta Dunia Makmur Tbk. PT	708,900	14,895
Dharma Polimetal Tbk. PT	280,300	21,407
Dharma Satya Nusantara Tbk. PT	840,800	27,568
Elang Mahkota Teknologi Tbk. PT	620,200	18,557
Elnusa Tbk. PT	183,200	4,731
Gajah Tunggal Tbk. PT(1)	345,600	25,821
Global Mediacom Tbk. PT(1)	881,800	13,366
GoTo Gojek Tokopedia Tbk. PT(1)	9,758,100	44,169
Harum Energy Tbk. PT(1)	351,900	28,037
Indah Kiat Pulp & Paper Tbk. PT	275,900	153,339
Indika Energy Tbk. PT	278,900	24,146
Indo Tambangraya Megah Tbk. PT	50,300	83,834
Indocement Tunggal Prakarsa Tbk. PT	92,200	53,239
Indofood CBP Sukses Makmur Tbk. PT	32,000	23,593
Indofood Sukses Makmur Tbk. PT	71,600	30,198
Indosat Tbk. PT	103,000	74,940
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	453,652	17,760
Japfa Comfeed Indonesia Tbk. PT	481,300	35,215
Jasa Marga Persero Tbk. PT	147,500	50,947
Kalbe Farma Tbk. PT	342,700	32,443
Lippo Karawaci Tbk. PT(1)	765,000	3,648
Malindo Feedmill Tbk. PT(1)	13,400	427
Map Aktif Adiperkasa PT	1,150,500	80,560
Matahari Department Store Tbk. PT	145,500	16,675
Medco Energi Internasional Tbk. PT	1,203,840	100,103
Media Nusantara Citra Tbk. PT	624,400	12,966
Medikaloka Hermina Tbk. PT	527,400	42,430
Merdeka Copper Gold Tbk. PT(1)	138,551	19,927
Mitra Adiperkasa Tbk. PT	1,428,700	174,537
Mitra Keluarga Karyasehat Tbk. PT	115,400	18,924
Mitra Pinasthika Mustika Tbk. PT	157,800	10,641
Pabrik Kertas Tjiwi Kimia Tbk. PT	135,800	59,212
Pacific Strategic Financial Tbk. PT(1)	120,700	8,531
Pakuwon Jati Tbk. PT	1,083,400	27,959
Panin Financial Tbk. PT(1)	1,013,700	16,784
34

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Perusahaan Gas Negara Tbk. PT	538,400	$37,351
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	344,600	18,546
PP Persero Tbk. PT(1)	159,800	5,039
Puradelta Lestari Tbk. PT	105,100	1,064
Quantum Clovera Investama Tbk. PT(1)	28,000	89
Rimo International Lestari Tbk. PT(1)	329,900	—
Salim Ivomas Pratama Tbk. PT	44,700	1,024
Samator Indo Gas Tbk. PT	86,700	8,359
Samudera Indonesia Tbk. PT	1,064,000	21,683
Sarana Menara Nusantara Tbk. PT	511,800	30,012
Sawit Sumbermas Sarana Tbk. PT	567,700	41,059
Selamat Sempurna Tbk. PT	231,100	30,873
Semen Indonesia Persero Tbk. PT	289,907	112,616
Siloam International Hospitals Tbk. PT	16,000	2,338
Smartfren Telecom Tbk. PT(1)	3,336,600	11,246
Sri Rejeki Isman Tbk. PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	5,056
Sumber Alfaria Trijaya Tbk. PT	1,056,900	184,954
Summarecon Agung Tbk. PT	1,287,258	45,006
Surya Citra Media Tbk. PT	478,000	4,537
Surya Esa Perkasa Tbk. PT	1,274,800	41,733
Surya Semesta Internusa Tbk. PT(1)	823,900	29,671
Telkom Indonesia Persero Tbk. PT, ADR(2)	27,107	693,397
Temas Tbk. PT	1,259,000	12,871
Timah Tbk. PT	278,200	10,101
Transcoal Pacific Tbk. PT	29,600	14,840
Tunas Baru Lampung Tbk. PT	24,900	1,062
Unilever Indonesia Tbk. PT	362,700	63,074
United Tractors Tbk. PT	126,200	189,009
Vale Indonesia Tbk. PT	175,600	45,302
Waskita Beton Precast Tbk. PT(1)	48,300	154
Waskita Karya Persero Tbk. PT(1)	384,292	1,235
Wijaya Karya Persero Tbk. PT(1)	513,000	7,835
XL Axiata Tbk. PT	708,700	107,437
		7,675,782
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,265
Aeon Co. M Bhd.	118,600	28,280
AEON Credit Service M Bhd.	1,000	1,337
Agmo Holdings Bhd.(1)	1,504	154
Alliance Bank Malaysia Bhd.	145,500	109,198
AMMB Holdings Bhd.	173,800	159,094
Ann Joo Resources Bhd.(1)	16,600	3,747
Astro Malaysia Holdings Bhd.	23,800	1,783
ATA IMS Bhd.(1)	139,900	7,823
Axiata Group Bhd.	65,600	38,454
Bank Islam Malaysia Bhd.	36,800	19,095
Berjaya Corp. Bhd.(1)	440,849	26,966
Berjaya Food Bhd.	67,973	7,520
Bermaz Auto Bhd.	158,400	81,426
35

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Beshom Holdings Bhd.	2,076	$391
Bumi Armada Bhd.(1)(2)	545,900	63,268
Bursa Malaysia Bhd.	49,100	77,377
Cahya Mata Sarawak Bhd.	117,500	23,796
Capital A Bhd.(1)	33,100	4,817
Careplus Group Bhd.(1)	13,500	824
Carlsberg Brewery Malaysia Bhd.	2,500	10,036
CELCOMDIGI Bhd.	124,100	113,956
CIMB Group Holdings Bhd.	241,250	328,529
Coastal Contracts Bhd.(1)	3,400	1,196
Comfort Glove Bhd.(1)	6,800	588
CSC Steel Holdings Bhd.	18,100	5,004
Cypark Resources Bhd.(1)	15,400	2,666
Dagang NeXchange Bhd.(1)	250,700	18,829
Dayang Enterprise Holdings Bhd.	17,100	8,411
Dialog Group Bhd.	69,000	30,533
DRB-Hicom Bhd.	87,800	25,759
Dufu Technology Corp. Bhd.	2,800	1,046
Eco World Development Group Bhd.	95,100	26,101
Econpile Holdings Bhd.(1)	5,500	400
Ekovest Bhd.(1)	134,300	12,914
Fraser & Neave Holdings Bhd.	5,300	32,955
Frontken Corp. Bhd.	54,000	41,879
Gamuda Bhd.	70,707	78,863
Genting Bhd.	189,800	190,927
Genting Malaysia Bhd.	250,900	151,957
Genting Plantations Bhd.	6,300	8,108
Globetronics Technology Bhd.	12,200	3,812
Greatech Technology Bhd.(1)	15,100	15,210
HAP Seng Consolidated Bhd.	16,900	15,752
Hartalega Holdings Bhd.(1)	202,400	107,113
Heineken Malaysia Bhd.	9,800	46,839
Hengyuan Refining Co. Bhd.(1)	5,300	3,193
Hextar Global Bhd.	116,220	20,239
Hextar Healthcare Bhd.(1)	33,500	1,487
Hiap Teck Venture Bhd.	125,000	10,185
Hibiscus Petroleum Bhd.	121,720	64,855
Hong Leong Bank Bhd.	13,300	55,304
Hong Leong Financial Group Bhd.	8,500	30,444
Hong Leong Industries Bhd.	400	869
IHH Healthcare Bhd.	14,000	18,133
IJM Corp. Bhd.	143,100	64,619
Inari Amertron Bhd.	54,200	36,284
IOI Corp. Bhd.	75,900	63,641
IOI Properties Group Bhd.	41,800	20,261
JAKS Resources Bhd.(1)	11,180	447
Jaya Tiasa Holdings Bhd.	104,500	26,433
Kossan Rubber Industries Bhd.	136,100	53,913
KPJ Healthcare Bhd.	246,800	85,775
KSL Holdings Bhd.(1)	5,500	1,776
36

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Kuala Lumpur Kepong Bhd.	36,933	$174,526
Land & General Bhd.	29,900	789
LBS Bina Group Bhd.	8,961	1,325
Leong Hup International Bhd.	5,600	750
Lii Hen Industries Bhd.	4,200	868
Lotte Chemical Titan Holding Bhd.(1)	20,000	4,972
Luxchem Corp. Bhd.	20,900	2,252
Mah Sing Group Bhd.	51,600	10,677
Malakoff Corp. Bhd.	6,800	910
Malayan Banking Bhd.(2)	162,949	327,382
Malayan Flour Mills Bhd.	26,300	3,601
Malaysia Airports Holdings Bhd.	73,980	132,192
Malaysia Building Society Bhd.	190,000	30,483
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	4,700	456
Malaysian Pacific Industries Bhd.	8,600	52,689
Malaysian Resources Corp. Bhd.	9,900	1,223
Matrix Concepts Holdings Bhd.	18,300	6,792
Maxis Bhd.	65,900	51,695
Media Prima Bhd.	58,500	5,572
MISC Bhd.	64,900	104,048
MKH Bhd.	2,900	807
MKH Oil Plam(1)	414	67
MR DIY Group M Bhd.	67,500	22,185
Muhibbah Engineering M Bhd.(1)	2,000	323
My EG Services Bhd.	135,074	22,942
Naim Holdings Bhd.(1)	4,300	739
Nestle Malaysia Bhd.	2,200	57,954
OCK Group Bhd.(1)	7,100	861
OSK Holdings Bhd.	6,600	1,960
Padini Holdings Bhd.	6,300	4,500
Paramount Corp. Bhd.	3,400	773
Perak Transit Bhd.	5,566	1,538
PESTECH International Bhd.(1)	29,625	1,405
Petronas Chemicals Group Bhd.	58,400	86,197
Petronas Dagangan Bhd.	14,100	67,886
Petronas Gas Bhd.	27,800	105,125
Poh Huat Resources Holdings Bhd.	2,800	845
PPB Group Bhd.	15,500	50,963
Press Metal Aluminium Holdings Bhd.	57,100	56,354
Public Bank Bhd.	476,700	442,440
QL Resources Bhd.	31,850	38,979
Ranhill Utilities Bhd.	3,829	914
RHB Bank Bhd.	109,675	129,530
Sam Engineering & Equipment M Bhd.	2,400	2,411
Sapura Energy Bhd.(1)	43,200	452
Sarawak Oil Palms Bhd.	31,800	19,051
Scientex Bhd.	22,400	18,361
Serba Dinamik Holdings Bhd.(1)	4,000	1
Sime Darby Bhd.	66,900	38,227
Sime Darby Plantation Bhd.	140,700	128,583
37

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Sime Darby Property Bhd.	33,900	$5,513
SP Setia Bhd. Group	120,300	21,462
Sports Toto Bhd.	7,686	2,318
Sunway Bhd.	82,300	48,604
Supermax Corp. Bhd.	208,043	36,403
Syarikat Takaful Malaysia Keluarga Bhd.	18,100	14,190
Ta Ann Holdings Bhd.	26,400	20,292
Telekom Malaysia Bhd.	84,600	107,912
Tenaga Nasional Bhd.	160,200	380,255
Thong Guan Industries Bhd.	2,400	946
TIME dotCom Bhd.	58,200	67,528
Tiong NAM Logistics Holdings Bhd.(1)	26,900	4,057
Tropicana Corp. Bhd.(1)	4,807	1,279
TSH Resources Bhd.	77,200	16,927
Uchi Technologies Bhd.	7,500	6,184
UEM Sunrise Bhd.	6,800	1,494
Unisem M Bhd.	51,700	36,350
United Plantations Bhd.	5,000	23,333
UWC Bhd.(1)	6,400	4,633
Velesto Energy Bhd.(1)	623,700	37,425
ViTrox Corp. Bhd.	4,000	6,325
VS Industry Bhd.	66,800	10,424
Wasco Bhd.(1)	16,200	4,501
WCT Holdings Bhd.	7,446	842
Westports Holdings Bhd.	38,900	30,954
Yinson Holdings Bhd.	163,020	87,596
YTL Corp. Bhd.	27,796	15,673
YTL Power International Bhd.(2)	373,100	311,538
		6,014,389
Mexico — 2.9%
Alfa SAB de CV, Class A	292,300	216,083
Alpek SAB de CV(2)	45,690	29,407
Alsea SAB de CV(1)	57,400	220,652
America Movil SAB de CV, ADR	43,251	809,226
Arca Continental SAB de CV	6,800	73,305
Banco del Bajio SA	128,877	477,044
Becle SAB de CV(2)	4,400	10,280
Bolsa Mexicana de Valores SAB de CV	24,500	53,041
Cemex SAB de CV, ADR(1)	43,951	335,786
Coca-Cola Femsa SAB de CV	25,245	245,959
Consorcio ARA SAB de CV	4,900	949
Controladora AXTEL SAB de CV(1)(2)	241,750	3,305
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	13,128	94,915
Corp. Inmobiliaria Vesta SAB de CV	71,500	251,027
Fomento Economico Mexicano SAB de CV, ADR	3,506	435,585
GCC SAB de CV	18,500	194,028
Genomma Lab Internacional SAB de CV, Class B	169,300	131,016
Gentera SAB de CV	226,600	340,613
Gruma SAB de CV, B Shares	9,160	163,167
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,727	189,745
38

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	2,181	$323,181
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,215	357,659
Grupo Bimbo SAB de CV, Series A(2)	32,700	136,811
Grupo Carso SAB de CV, Series A1	23,000	199,216
Grupo Comercial Chedraui SA de CV	29,017	222,868
Grupo Financiero Banorte SAB de CV, Class O	131,996	1,365,322
Grupo Financiero Inbursa SAB de CV, Class O(1)	129,050	392,126
Grupo GICSA SAB de CV(1)	8,000	1,122
Grupo Industrial Saltillo SAB de CV	1,789	2,593
Grupo Mexico SAB de CV, Series B	143,394	699,208
Grupo Televisa SAB, ADR	53,904	161,173
Grupo Traxion SAB de CV(1)(2)	16,400	29,626
Hoteles City Express SAB de CV(1)	1,300	381
Industrias Penoles SAB de CV(1)	11,020	138,957
Kimberly-Clark de Mexico SAB de CV, A Shares	101,300	225,194
La Comer SAB de CV	50,780	116,312
Megacable Holdings SAB de CV	112,313	288,290
Nemak SAB de CV(1)	615,840	125,377
Ollamani SAB(1)	13,476	22,565
Operadora De Sites Mexicanos SAB de CV	62,486	72,992
Orbia Advance Corp. SAB de CV	80,800	149,282
Promotora y Operadora de Infraestructura SAB de CV	12,615	131,699
Qualitas Controladora SAB de CV	4,300	48,312
Wal-Mart de Mexico SAB de CV	105,397	420,988
		9,906,387
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	36,238	547,194
Credicorp Ltd.	1,715	293,059
Intercorp Financial Services, Inc.(2)	4,299	117,363
Southern Copper Corp.	2,443	197,541
		1,155,157
Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	79,690	75,155
Aboitiz Power Corp.	12,100	7,964
ACEN Corp.	107,422	7,958
Alliance Global Group, Inc.	166,000	30,466
Ayala Corp.	10,600	127,924
Ayala Land, Inc.	224,700	140,047
AyalaLand Logistics Holdings Corp.(1)	17,000	629
Bank of the Philippine Islands	83,948	186,912
BDO Unibank, Inc.	96,360	262,514
Cebu Air, Inc.(1)	6,390	3,703
Century Pacific Food, Inc.	41,200	24,553
Converge Information & Communications Technology Solutions, Inc.(1)	156,800	25,115
Cosco Capital, Inc.	51,700	4,838
DMCI Holdings, Inc.	574,500	111,923
DoubleDragon Corp.	2,700	393
East West Banking Corp.	5,400	874
EEI Corp.(1)	5,000	481
Filinvest Land, Inc.	41,000	525
39

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
First Gen Corp.	22,300	$7,618
Ginebra San Miguel, Inc.	1,300	3,597
Global Ferronickel Holdings, Inc.	171,000	5,409
Globe Telecom, Inc.	1,865	57,055
GT Capital Holdings, Inc.	8,670	108,348
Integrated Micro-Electronics, Inc.(1)	6,600	290
International Container Terminal Services, Inc.	32,070	164,578
JG Summit Holdings, Inc.	230,403	167,900
Jollibee Foods Corp.	32,680	159,136
Manila Electric Co.	8,850	61,444
Manila Water Co., Inc.	32,900	11,373
Max's Group, Inc.	4,100	245
Megaworld Corp.	712,000	24,464
Metropolitan Bank & Trust Co.	222,900	245,842
Monde Nissin Corp.	76,200	13,565
Nickel Asia Corp.	273,100	22,074
Petron Corp.	75,000	4,284
PLDT, Inc., ADR(2)	4,443	102,367
Puregold Price Club, Inc.	65,600	32,098
Robinsons Land Corp.	81,300	23,679
Robinsons Retail Holdings, Inc.	22,090	14,721
Security Bank Corp.	57,680	72,764
Semirara Mining & Power Corp.	89,900	51,692
Shell Pilipinas Corp.(1)	1,600	308
SM Investments Corp.	4,195	70,196
SM Prime Holdings, Inc.	211,500	118,935
Universal Robina Corp.	11,590	24,128
Vista Land & Lifescapes, Inc.	62,800	1,835
Wilcon Depot, Inc.	81,300	31,225
		2,613,144
Poland — 1.2%
Alior Bank SA(1)	13,298	319,446
Allegro.eu SA(1)	9,307	75,214
AmRest Holdings SE(1)	2,830	17,735
Bank Millennium SA(1)	82,872	207,356
Bank Polska Kasa Opieki SA	10,917	473,507
Budimex SA	1,197	218,800
CCC SA(1)	9,459	180,304
CD Projekt SA	1,805	49,608
Cyfrowy Polsat SA(1)	4,067	11,944
Dino Polska SA(1)	1,614	187,808
Enea SA(1)	11,320	27,723
Eurocash SA	8,571	36,235
Grenevia SA(1)	6,958	5,526
Grupa Azoty SA(1)	5,389	30,419
Grupa Kety SA	742	131,043
Jastrzebska Spolka Weglowa SA(1)	7,794	80,554
KGHM Polska Miedz SA	6,983	188,734
KRUK SA	1,759	185,470
LPP SA	13	58,478
40

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Lubelski Wegiel Bogdanka SA	109	$883
mBank SA(1)	1,219	212,408
Mercator Medical SA(1)	146	1,662
Orange Polska SA	90,449	185,118
ORLEN SA	22,004	341,795
Pepco Group NV(1)	12,179	61,119
PGE Polska Grupa Energetyczna SA(1)	20,198	40,365
PKP Cargo SA(1)	196	679
Powszechna Kasa Oszczednosci Bank Polski SA	17,958	250,252
Powszechny Zaklad Ubezpieczen SA	14,313	176,125
Santander Bank Polska SA	789	108,809
Tauron Polska Energia SA(1)	95,228	86,384
TEN Square Games SA	170	4,072
Text SA	2,426	58,091
XTB SA	8,988	108,588
		4,122,254
Russia(3) — 0.0%
Gazprom PJSC(1)	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
LUKOIL PJSC	14,461	—
Magnit PJSC	1,613	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC	849	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC(1)	60,580	—
O'Key Group SA, GDR(1)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(1)	44	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	3,053	—
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(1)	87	—
VTB Bank PJSC(1)	386,396,000	422
X5 Retail Group NV, GDR(1)	2,570	—
		427
Singapore — 0.0%
Super Hi International Holding Ltd.(1)	7,200	9,191
South Africa — 3.3%
Absa Group Ltd.	43,967	375,336
Adcock Ingram Holdings Ltd.	305	892
Advtech Ltd.	12,737	18,285
AECI Ltd.	18,830	95,433
African Rainbow Minerals Ltd.	10,125	89,067
Afrimat Ltd.	8,073	26,366
Alexander Forbes Group Holdings Ltd.	4,775	1,642
Anglo American Platinum Ltd.	1,400	53,856
41

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Anglogold Ashanti PLC (New York)	12,830	$238,766
Aspen Pharmacare Holdings Ltd.	26,280	268,480
Astral Foods Ltd.(1)	7,442	56,842
Aveng Ltd.(1)	3,335	1,199
AVI Ltd.	38,601	180,147
Balwin Properties Ltd.	4,197	439
Barloworld Ltd.	24,004	84,191
Bid Corp. Ltd.	8,305	194,130
Bidvest Group Ltd.	8,951	109,236
Blue Label Telecoms Ltd.(1)	5,048	947
Brait PLC(1)	4,194	378
Capitec Bank Holdings Ltd.	2,506	264,026
Cashbuild Ltd.	488	3,437
City Lodge Hotels Ltd.	2,646	618
Clicks Group Ltd.	16,145	252,100
Coronation Fund Managers Ltd.	24,694	40,215
Curro Holdings Ltd.(2)	45,943	27,108
Dis-Chem Pharmacies Ltd.	25,081	39,923
Discovery Ltd.	19,001	134,757
EOH Holdings Ltd.(1)	1,194	66
Exxaro Resources Ltd.	34,138	316,770
Famous Brands Ltd.	293	865
FirstRand Ltd.	148,523	502,467
Fortress Real Estate Investments Ltd., Class B(1)	122,123	105,920
Foschini Group Ltd.(2)	51,041	278,753
Gold Fields Ltd., ADR	42,660	556,286
Grindrod Ltd.	68,214	45,927
Harmony Gold Mining Co. Ltd., ADR	72,460	413,747
Impala Platinum Holdings Ltd.	61,207	207,711
Investec Ltd.	18,763	118,121
JSE Ltd.	1,237	5,651
KAL Group Ltd.	177	397
KAP Ltd.(1)	178,079	21,340
Kumba Iron Ore Ltd.	3,565	99,816
Lewis Group Ltd.	508	1,131
Life Healthcare Group Holdings Ltd.	83,529	76,431
Metair Investments Ltd.(1)	1,914	1,243
MiX Telematics Ltd., ADR(2)	83	794
Momentum Metropolitan Holdings	242,088	263,015
Motus Holdings Ltd.	6,328	30,573
Mpact Ltd.	965	1,421
Mr Price Group Ltd.	18,970	168,227
MTN Group Ltd.	75,745	330,149
MultiChoice Group(1)	21,390	116,491
Naspers Ltd., N Shares	1,869	307,009
Nedbank Group Ltd.	29,954	342,683
NEPI Rockcastle NV	45,040	321,385
Netcare Ltd.	121,001	85,420
Ninety One Ltd.	25,549	52,109
Northam Platinum Holdings Ltd.	37,401	213,742
42

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Oceana Group Ltd.	464	$1,724
Old Mutual Ltd.	507,840	316,071
Omnia Holdings Ltd.	22,312	72,662
OUTsurance Group Ltd.	47,469	102,997
Pepkor Holdings Ltd.	56,274	54,830
Pick n Pay Stores Ltd.(2)	27,885	29,423
PPC Ltd.(1)	125,428	24,092
Raubex Group Ltd.	2,320	3,379
Reinet Investments SCA	11,800	297,383
Remgro Ltd.	31,820	241,363
RFG Holdings Ltd.	1,040	754
RMB Holdings Ltd.	8,812	175
Sanlam Ltd.	62,812	240,806
Santam Ltd.	4,100	64,704
Sappi Ltd.	113,355	272,603
Sasol Ltd., ADR(2)	26,634	201,886
Shoprite Holdings Ltd.	14,624	197,021
Sibanye Stillwater Ltd., ADR(2)	62,145	256,037
Southern Sun Ltd.(1)	3,866	1,057
SPAR Group Ltd.(1)	18,814	95,697
Standard Bank Group Ltd.	52,256	550,360
Sun International Ltd.	488	1,002
Telkom SA SOC Ltd.(1)(2)	51,035	76,841
Thungela Resources Ltd.	25,484	139,428
Tiger Brands Ltd.	6,961	72,287
Trencor Ltd.(1)	1,689	634
Truworths International Ltd.(2)	40,844	153,211
Tsogo Sun Limited	3,616	2,167
Vodacom Group Ltd.	17,179	84,352
Wilson Bayly Holmes-Ovcon Ltd.(1)	3,871	26,255
Woolworths Holdings Ltd.	53,338	178,413
Zeda Ltd.(1)	24,857	14,932
Zeder Investments Ltd.(2)	8,750	813
		11,318,835
South Korea — 14.1%
Advanced Process Systems Corp.(1)	1,624	25,488
Aekyung Industrial Co. Ltd.	349	4,240
AfreecaTV Co. Ltd.	879	85,043
Agabang&Company(1)	2,113	10,244
Ahnlab, Inc.	230	12,369
Alteogen, Inc.(1)	216	25,995
Amorepacific Corp.	893	80,296
AMOREPACIFIC Group	1,483	29,742
Ananti, Inc.(1)	12,188	57,638
Aprogen Biologics(1)	1,383	176
Aprogen, Inc.(1)	145	83
Asiana Airlines, Inc.(1)	3,845	33,623
BGF Co. Ltd.	616	1,816
BGF retail Co. Ltd.	779	77,296
BH Co. Ltd.	3,372	43,357
43

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Binggrae Co. Ltd.(1)	616	$24,530
BNK Financial Group, Inc.	40,900	230,616
Boditech Med, Inc.(1)	953	11,409
Boryung	2,557	22,879
Bukwang Pharmaceutical Co. Ltd.	513	2,526
Byucksan Corp.	2,612	4,840
Caregen Co. Ltd.	845	14,809
Cellid Co. Ltd.(1)	65	193
Celltrion Pharm, Inc.(1)	277	23,085
Celltrion, Inc.	3,407	460,750
Cheil Worldwide, Inc.	9,040	125,588
Chong Kun Dang Pharmaceutical Corp.	1,341	108,903
Chongkundang Holdings Corp.	42	1,863
Chunbo Co. Ltd.(1)	75	5,104
CJ CGV Co. Ltd.(1)	4,925	22,884
CJ CheilJedang Corp.	437	98,485
CJ Corp.(1)	1,535	111,797
CJ ENM Co. Ltd.(1)	2,049	122,325
CJ Logistics Corp.(1)	966	90,276
Classys, Inc.	1,624	39,273
CMG Pharmaceutical Co. Ltd.(1)	803	1,311
Com2uSCorp	114	3,656
Cosmax, Inc.	1,340	108,335
CosmoAM&T Co. Ltd.(1)	266	35,553
COSON Co. Ltd.(1)	179	18
Coupang, Inc.(1)	44,335	821,084
Coway Co. Ltd.	6,177	251,418
COWELL FASHION Co. Ltd.	549	1,390
CrystalGenomics Invites Co. Ltd.(1)	1,166	3,097
CS Wind Corp.	558	21,719
Cuckoo Homesys Co. Ltd.(1)	704	10,613
Daea TI Co. Ltd.(1)	824	1,935
Daeduck Electronics Co. Ltd.(1)	4,805	80,633
Daesang Corp.(1)	4,521	66,740
Daewon Pharmaceutical Co. Ltd.	395	4,404
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	78,034
Daewoong Co. Ltd.	2,806	46,338
Daewoong Pharmaceutical Co. Ltd.	323	27,811
Daishin Securities Co. Ltd.(1)	4,161	51,358
Daol Investment & Securities Co. Ltd.(1)	5,885	15,553
Daou Data Corp.	2,016	20,889
Daou Technology, Inc.	2,270	37,069
Dawonsys Co. Ltd.(1)	62	600
DB Financial Investment Co. Ltd.(1)	1,678	5,617
DB HiTek Co. Ltd.	5,137	179,548
DB Insurance Co. Ltd.(1)	5,455	404,786
Dentium Co. Ltd.(1)	478	51,867
DGB Financial Group, Inc.	25,554	170,125
DI Dong Il Corp.	1,361	29,250
DIO Corp.(1)	562	8,919
44

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
DL E&C Co. Ltd.	5,052	$140,604
DL Holdings Co. Ltd.(1)	1,379	49,299
DN Automotive Corp.	401	24,935
Dong-A Socio Holdings Co. Ltd.	122	9,982
Dong-A ST Co. Ltd.	231	13,013
Dongjin Semichem Co. Ltd.	4,044	113,497
DongKook Pharmaceutical Co. Ltd.	415	5,147
Dongkuk CM Co. Ltd.	3,531	17,469
Dongkuk Holdings Co. Ltd.	1,881	11,853
Dongkuk Steel Mill Co. Ltd.	5,859	56,954
Dongsuh Cos., Inc.	1,309	17,190
Dongwha Enterprise Co. Ltd.(1)	794	41,129
Dongwha Pharm Co. Ltd.	1,215	8,870
Dongwon Development Co. Ltd.	641	1,446
Dongwon F&B Co. Ltd.(1)	465	11,118
Dongwon Industries Co. Ltd.(1)	950	27,835
Dongwon Systems Corp.(1)	217	5,643
Doosan Bobcat, Inc.	5,801	204,808
Doosan Enerbility Co. Ltd.(1)	8,853	108,055
Doosan Tesna, Inc.(1)	1,960	63,083
DoubleUGames Co. Ltd.	1,011	35,199
Douzone Bizon Co. Ltd.(1)	1,500	51,405
Dreamtech Co. Ltd.(1)	2,473	20,489
Duk San Neolux Co. Ltd.(1)	569	16,637
Echo Marketing, Inc.	366	2,895
Ecopro BM Co. Ltd.(1)	496	99,692
Ecopro Co. Ltd.(1)	324	151,109
Ecopro HN Co. Ltd.	1,395	62,893
E-MART, Inc.(1)	1,032	57,405
EMRO, Inc.	847	34,438
ENF Technology Co. Ltd.	240	4,015
Eo Technics Co. Ltd.(1)	446	68,803
Eoflow Co. Ltd.(1)	486	1,881
Eugene Corp.	3,001	8,638
Eugene Investment & Securities Co. Ltd.(1)	4,439	14,269
Eugene Technology Co. Ltd.	502	14,235
F&F Co. Ltd.	1,236	67,289
F&F Holdings Co. Ltd.	27	337
Fila Holdings Corp.	3,645	105,054
Fine Semitech Corp.	363	6,155
Foosung Co. Ltd.(1)	1,807	11,349
GemVax & Kael Co. Ltd.(1)	680	6,263
Genexine, Inc.(1)	105	627
Giantstep, Inc.(1)	170	1,387
GOLFZON Co. Ltd.(1)	448	26,412
Gradiant Corp.	604	6,300
Grand Korea Leisure Co. Ltd.	2,462	23,193
Green Cross Corp.	210	18,594
Green Cross Holdings Corp.	435	5,383
GS Engineering & Construction Corp.(1)	8,447	101,332
45

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
GS Holdings Corp.	6,733	$243,039
GS Retail Co. Ltd.	6,341	106,265
HAESUNG DS Co. Ltd.	1,458	50,683
Hana Financial Group, Inc.	25,172	1,071,015
Hana Materials, Inc.	919	32,900
Hana Micron, Inc.	5,772	112,656
Hana Tour Service, Inc.(1)	1,331	65,813
Hanall Biopharma Co. Ltd.(1)	410	10,727
Handsome Co. Ltd.	2,251	32,295
Hanil Cement Co. Ltd.	730	6,667
Hanjin Kal Corp.	187	8,878
Hanjin Transportation Co. Ltd.	337	6,052
Hankook Shell Oil Co. Ltd.	40	7,227
Hankook Tire & Technology Co. Ltd.	8,185	333,459
Hanmi Pharm Co. Ltd.	392	98,383
Hanmi Semiconductor Co. Ltd.(1)	4,018	257,071
Hanon Systems	20,129	93,269
Hansae Co. Ltd.	3,078	47,203
Hansol Chemical Co. Ltd.(1)	375	48,062
Hansol Paper Co. Ltd.	1,067	8,628
Hansol Technics Co. Ltd.(1)	1,045	5,263
Hanssem Co. Ltd.	837	30,469
Hanwha Aerospace Co. Ltd.	4,407	621,009
Hanwha Corp.	3,440	76,134
Hanwha Corp., Preference Shares	729	8,221
Hanwha Galleria Corp.(1)	4,395	4,801
Hanwha General Insurance Co. Ltd.(1)	2,607	9,407
Hanwha Investment & Securities Co. Ltd.(1)	10,391	34,770
Hanwha Life Insurance Co. Ltd.(1)	50,857	120,520
Hanwha Ocean Co. Ltd.(1)	1,566	27,795
Hanwha Solutions Corp.	7,663	160,013
Hanwha Systems Co. Ltd.	2,295	28,784
Harim Holdings Co. Ltd.	7,758	45,159
HD Hyundai Co. Ltd.	6,768	359,776
HD Hyundai Construction Equipment Co. Ltd.	1,275	51,632
HD Hyundai Electric Co. Ltd.	2,536	237,557
HD Hyundai Heavy Industries Co. Ltd.	1,149	101,888
HD Hyundai Infracore Co. Ltd.(1)	9,544	57,798
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,976	250,350
HDC Holdings Co. Ltd.	1,750	10,640
HDC Hyundai Development Co-Engineering & Construction, E Shares	8,404	125,496
Hite Jinro Co. Ltd.	2,211	33,183
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	6,870
HK inno N Corp.	227	6,530
HL Holdings Corp.(1)	590	15,373
HL Mando Co. Ltd.	4,524	112,949
HLB Global Co. Ltd.(1)	807	3,830
HLB, Inc.(1)	1,636	100,368
HMM Co. Ltd.(1)	25,856	354,745
Hotel Shilla Co. Ltd.	1,180	53,342
46

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
HPSP Co. Ltd.	3,911	$151,393
HS Industries Co. Ltd.(1)	1,315	3,192
Hugel, Inc.(1)	170	23,436
Humasis Co. Ltd.(1)	24,352	31,988
Humax Co. Ltd.(1)	1,601	3,582
Humedix Co. Ltd.	254	5,378
Huons Co. Ltd.	129	3,524
Huons Global Co. Ltd.	141	2,457
Hwa Shin Co. Ltd.(1)	3,147	29,682
Hwaseung Enterprise Co. Ltd.(1)	315	1,660
HYBE Co. Ltd.	599	89,713
Hyosung Advanced Materials Corp.	425	106,624
Hyosung Chemical Corp.(1)	216	10,968
Hyosung Corp.	369	16,580
Hyosung Heavy Industries Corp.	708	102,488
Hyosung TNC Corp.	448	97,506
Hyundai Autoever Corp.(1)	426	47,840
HYUNDAI Corp.	337	4,763
Hyundai Department Store Co. Ltd.	2,123	83,664
Hyundai Elevator Co. Ltd.(1)	1,982	59,415
Hyundai Engineering & Construction Co. Ltd.(1)	6,782	176,902
Hyundai Futurenet Co. Ltd.	2,521	7,087
Hyundai GF Holdings	8,292	26,393
Hyundai Glovis Co. Ltd.(1)	1,796	257,124
Hyundai Home Shopping Network Corp.	644	22,657
Hyundai Marine & Fire Insurance Co. Ltd.(1)	8,078	191,058
Hyundai Mipo Dockyard Co. Ltd.	876	41,468
Hyundai Mobis Co. Ltd.	3,120	569,081
Hyundai Motor Co.	8,448	1,590,483
Hyundai Rotem Co. Ltd.	4,229	106,489
Hyundai Steel Co.(1)	8,959	242,208
Hyundai Wia Corp.(1)	2,605	117,877
ICD Co. Ltd.(1)	2,133	12,355
Iljin Diamond Co. Ltd.	93	971
Ilyang Pharmaceutical Co. Ltd.	2,125	22,679
iMarketKorea, Inc.	2,108	13,731
Industrial Bank of Korea(1)	33,570	353,289
Innocean Worldwide, Inc.	2,711	44,647
Innox Advanced Materials Co. Ltd.	1,573	37,500
Inscobee, Inc.(1)	756	737
Insun ENT Co. Ltd.(1)	1,650	8,824
Interflex Co. Ltd.(1)	276	3,036
INTOPS Co. Ltd.	2,663	58,107
iNtRON Biotechnology, Inc.	2,914	15,003
IS Dongseo Co. Ltd.	2,292	47,728
ISC Co. Ltd.	1,034	56,078
i-SENS, Inc.	544	9,374
ISU Specialty Chemical(1)	78	19,219
IsuPetasys Co. Ltd.	3,959	91,359
JB Financial Group Co. Ltd.	18,632	184,150
47

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Jeil Pharmaceutical Co. Ltd.	24	$300
Jeju Air Co. Ltd.(1)	273	2,282
Jin Air Co. Ltd.(1)	624	5,858
Jusung Engineering Co. Ltd.	6,544	181,065
JW Holdings Corp.	418	1,067
JW Pharmaceutical Corp.	2,496	61,818
JYP Entertainment Corp.(1)	1,575	87,294
Kakao Corp.	6,164	247,411
Kakao Games Corp.(1)	699	12,347
KakaoBank Corp.	2,861	61,309
Kakaopay Corp.(1)	535	17,732
Kangwon Land, Inc.(1)	4,323	56,482
KB Financial Group, Inc., ADR	23,380	1,107,043
KC Co. Ltd.	435	7,146
KC Tech Co. Ltd.	493	13,938
KCC Corp.	306	61,087
KCC Glass Corp.	1,172	36,142
KEPCO Engineering & Construction Co., Inc.(1)	229	12,210
KEPCO Plant Service & Engineering Co. Ltd.(1)	2,920	81,658
KG Dongbusteel	8,009	45,167
KG Eco Technology Service Co. Ltd.	2,450	19,881
Kginicis Co. Ltd.	1,731	17,111
KH FEELUX Co. Ltd.(1)	2,683	668
KH Vatec Co. Ltd.	1,906	18,810
Kia Corp.(1)	17,210	1,611,681
KISCO Corp.	1,358	7,308
KIWOOM Securities Co. Ltd.(1)	2,424	229,130
KMW Co. Ltd.(1)	276	2,949
Koentec Co. Ltd.	632	3,200
Koh Young Technology, Inc.	2,505	36,215
Kolmar BNH Co. Ltd.	169	1,961
Kolon Industries, Inc.	2,717	79,244
Komipharm International Co. Ltd.(1)	203	639
KONA I Co. Ltd.	716	9,340
Korea Aerospace Industries Ltd.(1)	6,397	246,825
Korea Circuit Co. Ltd.(1)	1,642	23,388
Korea Electric Power Corp., ADR	20,470	190,780
Korea Electric Terminal Co. Ltd.	1,028	49,080
Korea Gas Corp.(1)	430	9,371
Korea Investment Holdings Co. Ltd.(1)	5,005	267,313
Korea Line Corp.(1)	28,143	43,504
Korea Petrochemical Ind Co. Ltd.	318	34,066
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,192
Korea United Pharm, Inc.	247	4,416
Korea Zinc Co. Ltd.	300	100,864
Korean Air Lines Co. Ltd.	18,012	311,181
Korean Reinsurance Co.	23,377	141,336
Krafton, Inc.(1)	689	117,761
KT Skylife Co. Ltd.	1,686	7,046
Kum Yang Co. Ltd.(1)	2,158	156,571
48

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Kumho Petrochemical Co. Ltd.(1)	2,434	$270,313
Kumho Tire Co., Inc.(1)	18,788	89,036
Kwang Dong Pharmaceutical Co. Ltd.	671	3,657
Kyobo Securities Co. Ltd.(1)	138	547
Kyung Dong Navien Co. Ltd.	827	32,978
L&F Co. Ltd.(1)	434	55,440
LB Semicon, Inc.(1)	1,686	8,878
LEENO Industrial, Inc.	638	99,955
LF Corp.	3,890	38,241
LG Chem Ltd.	1,465	500,380
LG Corp.	3,818	268,745
LG Display Co. Ltd., ADR	60,679	253,638
LG Electronics, Inc.	8,048	575,333
LG Energy Solution Ltd.(1)	651	196,739
LG H&H Co. Ltd.	319	76,618
LG HelloVision Co. Ltd.	1,238	3,376
LG Innotek Co. Ltd.	1,145	174,002
LG Uplus Corp.	25,359	196,684
LIG Nex1 Co. Ltd.	1,456	156,825
Lock&Lock Co. Ltd.	262	1,241
Lotte Chemical Corp.	1,486	136,636
Lotte Chilsung Beverage Co. Ltd.	716	67,549
Lotte Corp.	231	5,241
Lotte Data Communication Co.	464	12,895
Lotte Energy Materials Corp.	319	8,362
LOTTE Fine Chemical Co. Ltd.	1,867	66,658
LOTTE Himart Co. Ltd.	116	874
Lotte Rental Co. Ltd.	1,895	38,443
Lotte Shopping Co. Ltd.	1,215	70,873
Lotte Wellfood Co. Ltd.	428	42,198
LS Corp.	813	53,756
LS Electric Co. Ltd.	817	39,395
LVMC Holdings(1)	14,008	29,331
LX Hausys Ltd.	634	19,508
LX Holdings Corp.	3,787	19,692
LX International Corp.	5,626	116,137
LX Semicon Co. Ltd.	992	56,210
Maeil Dairies Co. Ltd.	252	7,727
Mcnex Co. Ltd.	2,204	42,148
MegaStudyEdu Co. Ltd.	1,482	69,192
Meritz Financial Group, Inc.	11,640	726,499
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	8,213
Mirae Asset Securities Co. Ltd.(1)	26,938	182,805
Miwon Commercial Co. Ltd.	26	3,212
Myoung Shin Industrial Co. Ltd.(1)	4,404	53,346
Namhae Chemical Corp.(1)	960	5,326
Namsun Aluminum Co. Ltd.(1)	4,341	6,740
NAVER Corp.	3,089	453,561
NCSoft Corp.	712	103,846
Neowiz	1,144	19,049
49

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
NEPES Corp.(1)	2,001	$29,811
Netmarble Corp.(1)	564	26,189
Nexen Tire Corp.(1)	3,291	22,999
NEXTIN, Inc.(1)	591	33,932
NH Investment & Securities Co. Ltd.(1)	14,115	124,631
NHN Corp.	938	18,720
NHN KCP Corp.	1,223	12,369
NICE Holdings Co. Ltd.(1)	1,626	15,685
NICE Information Service Co. Ltd.(1)	1,931	15,542
NongShim Co. Ltd.	253	66,073
OCI Holdings Co. Ltd.	1,055	74,568
OptoElectronics Solutions Co. Ltd.	81	872
Orion Corp.	1,920	133,913
Orion Holdings Corp.	2,268	24,361
Ottogi Corp.	144	43,398
Pan Ocean Co. Ltd.	39,882	146,023
Paradise Co. Ltd.	5,924	56,377
Park Systems Corp.	544	70,610
Partron Co. Ltd.	7,816	46,201
Pearl Abyss Corp.(1)	642	14,675
PI Advanced Materials Co. Ltd.(1)	1,520	24,052
Pond Group Co. Ltd.(1)	316	1,732
Poongsan Corp.	3,199	103,752
Posco DX Co. Ltd.(1)	5,814	237,253
POSCO Future M Co. Ltd.(1)	507	121,186
POSCO Holdings, Inc., ADR(2)	13,575	1,097,267
Posco International Corp.(1)	6,485	275,072
PSK, Inc.	3,362	64,278
Pulmuone Co. Ltd.	627	4,996
S&S Tech Corp.	452	14,987
S-1 Corp.	2,115	92,181
Samchully Co. Ltd.(1)	65	4,915
Samjin Pharmaceutical Co. Ltd.	249	3,836
Samsung Biologics Co. Ltd.(1)	357	207,727
Samsung C&T Corp.	2,826	332,716
Samsung Card Co. Ltd.(1)	448	12,634
Samsung Electro-Mechanics Co. Ltd.	3,411	359,455
Samsung Electronics Co. Ltd., GDR	5,731	7,804,105
Samsung Engineering Co. Ltd.(1)	17,452	322,777
Samsung Fire & Marine Insurance Co. Ltd.(1)	3,145	703,848
Samsung Heavy Industries Co. Ltd.(1)	41,565	247,106
Samsung Life Insurance Co. Ltd.	5,003	364,173
Samsung Pharmaceutical Co. Ltd.(1)	723	1,154
Samsung SDI Co. Ltd.	1,541	437,784
Samsung SDS Co. Ltd.	1,383	166,362
Samsung Securities Co. Ltd.	9,903	309,498
Samwha Capacitor Co. Ltd.	200	4,956
Samyang Corp.	176	6,393
Samyang Foods Co. Ltd.	614	78,811
Samyang Holdings Corp.	195	10,677
50

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Sangsangin Co. Ltd.(1)	4,184	$10,726
SD Biosensor, Inc.(1)	3,414	32,181
SeAH Besteel Holdings Corp.	911	17,688
SeAH Steel Corp.	339	34,308
SeAH Steel Holdings Corp.	160	25,736
Sebang Global Battery Co. Ltd.	1,135	67,902
Seegene, Inc.	4,156	77,726
Seobu T&D	2,019	11,357
Seojin System Co. Ltd.(1)	1,030	15,857
Seoul Semiconductor Co. Ltd.(1)	5,788	43,355
Seoul Viosys Co. Ltd.(1)	377	1,038
Seoyon E-Hwa Co. Ltd.(1)	2,819	42,002
SFA Engineering Corp.	912	17,116
SFA Semicon Co. Ltd.(1)	2,124	9,580
Shin Poong Pharmaceutical Co. Ltd.(1)	78	706
Shinhan Financial Group Co. Ltd., ADR	30,864	1,005,549
Shinsegae International, Inc.	1,719	21,328
Shinsegae, Inc.	952	125,060
Shinyoung Securities Co. Ltd.	132	6,553
SIMMTECH Co. Ltd.	3,875	83,207
SK Biopharmaceuticals Co. Ltd.(1)	1,017	74,118
SK Bioscience Co. Ltd.(1)	543	25,094
SK Chemicals Co. Ltd.	1,075	54,896
SK D&D Co. Ltd.	398	7,383
SK Discovery Co. Ltd.	345	11,340
SK Gas Ltd.	126	15,009
SK Hynix, Inc.	10,662	1,256,884
SK IE Technology Co. Ltd.(1)	232	12,797
SK Innovation Co. Ltd.(1)	2,552	225,158
SK Networks Co. Ltd.(1)	27,148	133,700
SK Securities Co. Ltd.	31,975	15,283
SK, Inc.	3,032	437,350
SKC Co. Ltd.(1)	731	45,547
SL Corp.	1,283	32,612
SM Entertainment Co. Ltd.	586	34,489
SNT Dynamics Co. Ltd.	3,449	48,339
SNT Motiv Co. Ltd.	1,155	38,583
S-Oil Corp.	3,158	181,426
SOLUM Co. Ltd.(1)	1,989	43,357
Songwon Industrial Co. Ltd.	1,219	13,982
Soulbrain Co. Ltd.	444	91,014
Soulbrain Holdings Co. Ltd.	101	5,302
SPC Samlip Co. Ltd.(1)	100	4,434
SPG Co. Ltd.	2,075	45,147
STIC Investments, Inc.	700	3,670
Studio Dragon Corp.(1)	1,251	42,568
Suheung Co. Ltd.	280	5,484
Sun Kwang Co. Ltd.	157	2,304
Sung Kwang Bend Co. Ltd.	2,419	20,983
Sungwoo Hitech Co. Ltd.	10,589	78,324
51

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Taeyoung Engineering & Construction Co. Ltd.(1)	1,144	$2,110
Taihan Electric Wire Co. Ltd.(1)	1,498	10,566
TES Co. Ltd.	1,403	21,102
TK Corp.	771	7,569
TKG Huchems Co. Ltd.	3,057	46,051
Tokai Carbon Korea Co. Ltd.	493	35,100
Tongyang Life Insurance Co. Ltd.(1)	4,796	20,990
Toptec Co. Ltd.	247	1,459
TSE Co. Ltd.(1)	162	6,881
Tway Air Co. Ltd.(1)	9,711	20,577
TY Holdings Co. Ltd.(1)	1,322	3,780
Unid Co. Ltd.	981	57,401
Value Added Technology Co. Ltd.(1)	1,055	24,088
Vieworks Co. Ltd.	344	7,452
Webzen, Inc.	493	6,179
Wemade Co. Ltd.(1)	1,676	58,804
WiSoL Co. Ltd.(1)	935	4,978
Wonik Holdings Co. Ltd.(1)	908	2,602
WONIK IPS Co. Ltd.(1)	1,371	33,873
Wonik Materials Co. Ltd.	174	4,058
Wonik QnC Corp.(1)	1,985	41,957
Woongjin Thinkbig Co. Ltd.	2,317	4,334
Woori Financial Group, Inc.	60,662	679,709
Woori Technology Investment Co. Ltd.(1)	6,780	50,194
YG Entertainment, Inc.	1,265	38,937
Youngone Corp.(1)	1,635	53,991
Youngone Holdings Co. Ltd.	1,095	75,087
Yuanta Securities Korea Co. Ltd.(1)	8,160	16,461
Yuhan Corp.	1,214	61,576
Zinus, Inc.	346	3,869
		49,165,404
Taiwan — 18.7%
Abico Avy Co. Ltd.	6,020	4,642
Ability Enterprise Co. Ltd.	44,000	35,912
Accton Technology Corp.	5,000	82,282
Acer, Inc.	205,000	293,185
ACES Electronic Co. Ltd.	7,514	9,307
Acter Group Corp. Ltd.	17,000	104,918
ADATA Technology Co. Ltd.	41,245	130,480
Advanced Analog Technology, Inc.	2,000	5,380
Advanced International Multitech Co. Ltd.	16,000	37,589
Advantech Co. Ltd.	6,708	82,790
AGV Products Corp.	14,000	5,256
Airmate Cayman International Co. Ltd.	1,113	579
Airtac International Group	2,046	78,389
Alcor Micro Corp.	4,000	20,563
Allied Circuit Co. Ltd.	2,000	9,155
Alltop Technology Co. Ltd.	3,500	23,554
Alpha Networks, Inc.	26,773	31,357
Altek Corp.	34,000	37,483
52

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Ampire Co. Ltd.	2,000	$2,495
AMPOC Far-East Co. Ltd.	2,000	5,877
AmTRAN Technology Co. Ltd.(1)	50,104	24,011
Anji Technology Co. Ltd.	5,099	6,365
Anpec Electronics Corp.	11,000	81,621
Apacer Technology, Inc.	1,000	2,387
APAQ Technology Co. Ltd.	3,000	7,260
APCB, Inc.	2,000	1,415
Apex International Co. Ltd.	14,000	20,346
Arcadyan Technology Corp.	12,000	69,992
Ardentec Corp.	75,000	168,442
Argosy Research, Inc.	4,155	23,897
ASE Technology Holding Co. Ltd., ADR	83,258	810,933
Asia Cement Corp.	201,000	257,292
Asia Optical Co., Inc.	29,000	61,609
Asia Polymer Corp.	74,353	51,921
Asia Vital Components Co. Ltd.	13,910	234,647
ASROCK, Inc.	2,000	16,068
Asustek Computer, Inc.	23,000	331,399
Aten International Co. Ltd.	2,000	5,070
Audix Corp.	1,000	2,107
AUO Corp.(1)	466,640	258,809
AURAS Technology Co. Ltd.	5,000	84,495
Avermedia Technologies	28,800	35,516
Bafang Yunji International Co. Ltd.	5,000	26,921
Bank of Kaohsiung Co. Ltd.(1)	70,120	25,180
Basso Industry Corp.	17,000	21,927
BES Engineering Corp.	164,000	63,329
Bin Chuan Enterprise Co. Ltd.	2,000	1,582
Bizlink Holding, Inc.	14,000	107,556
Bora Pharmaceuticals Co. Ltd.(2)	4,287	90,803
Brighton-Best International Taiwan, Inc.	31,000	33,283
C Sun Manufacturing Ltd.	7,354	29,348
Capital Securities Corp.	136,000	72,129
Career Technology MFG. Co. Ltd.	55,023	36,317
Catcher Technology Co. Ltd.	60,000	373,837
Cathay Financial Holding Co. Ltd.(1)	433,893	619,094
Cayman Engley Industrial Co. Ltd.	2,000	3,734
Central Reinsurance Co. Ltd.(1)	26,975	19,173
Chailease Holding Co. Ltd.	15,448	85,410
Chain Chon Industrial Co. Ltd.	41,000	18,108
ChainQui Construction Development Co. Ltd.(1)	2,200	1,259
Champion Building Materials Co. Ltd.(1)	22,500	8,905
Chang Hwa Commercial Bank Ltd.	424,266	239,055
Chang Wah Electromaterials, Inc.	4,000	4,879
Channel Well Technology Co. Ltd.	32,000	83,135
Charoen Pokphand Enterprise	16,000	49,183
CHC Healthcare Group	9,000	17,470
Chen Full International Co. Ltd.	4,000	5,230
Cheng Loong Corp.	71,000	65,135
53

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Cheng Mei Materials Technology Corp.	40,789	$17,764
Cheng Shin Rubber Industry Co. Ltd.	209,000	310,671
Cheng Uei Precision Industry Co. Ltd.	40,000	57,544
Chenming Electronic Technology Corp.	42,000	60,435
Chia Chang Co. Ltd.	5,000	6,890
Chia Hsin Cement Corp.	2,040	1,143
Chicony Electronics Co. Ltd.	63,000	373,987
Chicony Power Technology Co. Ltd.	4,000	21,482
China Airlines Ltd.	216,000	136,793
China Bills Finance Corp.	46,000	21,246
China Chemical & Pharmaceutical Co. Ltd.	29,000	22,251
China Development Financial Holding Corp.(1)	676,760	269,009
China Development Financial Holding Corp., Preference Shares(1)	80,081	18,296
China Electric Manufacturing Corp.	28,000	15,250
China General Plastics Corp.	26,805	17,260
China Man-Made Fiber Corp.(1)	82,000	20,048
China Metal Products	23,000	28,158
China Motor Corp.	29,000	115,223
China Petrochemical Development Corp.(1)	262,690	78,198
China Steel Chemical Corp.	8,000	28,344
China Steel Corp.	418,000	325,536
China Wire & Cable Co. Ltd.	22,000	26,267
Chinese Maritime Transport Ltd.	26,000	39,943
Ching Feng Home Fashions Co. Ltd.	1,025	729
Chin-Poon Industrial Co. Ltd.	44,000	72,889
Chipbond Technology Corp.	88,000	197,691
ChipMOS Technologies, Inc.	76,000	106,086
Chlitina Holding Ltd.	4,000	24,128
Chong Hong Construction Co. Ltd.	2,000	4,942
Chroma ATE, Inc.	19,000	140,252
Chun Yuan Steel Industry Co. Ltd.	32,000	17,765
Chung Hwa Pulp Corp.	19,000	13,554
Chung-Hsin Electric & Machinery Manufacturing Corp.	73,000	395,858
Chunghwa Precision Test Tech Co. Ltd.	4,000	69,866
Chunghwa Telecom Co. Ltd., ADR	6,160	232,786
Cleanaway Co. Ltd.	11,000	62,120
Clevo Co.	25,000	31,725
CMC Magnetics Corp.(1)	163,280	56,350
Compal Electronics, Inc.	253,000	292,156
Compeq Manufacturing Co. Ltd.	125,000	301,265
Concord International Securities Co. Ltd.	15,460	8,249
Concord Securities Co. Ltd.(1)	40,028	19,045
Concraft Holding Co. Ltd.(1)	1,663	834
Continental Holdings Corp.	56,000	47,482
Coremax Corp.	8,731	18,797
Coretronic Corp.	30,000	67,480
CTBC Financial Holding Co. Ltd.	1,071,000	997,008
CTCI Corp.	80,000	108,751
CviLux Corp.	4,000	5,965
CyberTAN Technology, Inc.(1)	25,000	16,311
54

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
DA CIN Construction Co. Ltd.(1)	20,000	$31,292
Da-Li Development Co. Ltd.	15,750	17,392
Darfon Electronics Corp.	12,000	20,215
Darwin Precisions Corp.	23,000	11,412
Delta Electronics, Inc.	31,000	288,878
Depo Auto Parts Ind Co. Ltd.	15,000	75,228
Dimerco Express Corp.	18,102	48,390
DONPON PRECISION, Inc.	10,000	7,917
Dyaco International, Inc.	1,000	983
Dynamic Holding Co. Ltd.	27,274	64,768
Dynapack International Technology Corp.	22,000	56,585
E Ink Holdings, Inc.	5,000	38,926
E.Sun Financial Holding Co. Ltd.	477,661	381,872
Eastech Holding Ltd.	12,000	36,159
Eastern Media International Corp.(1)	8,088	5,183
Eclat Textile Co. Ltd.	1,000	17,092
Elan Microelectronics Corp.	28,000	147,091
Elite Advanced Laser Corp.	8,000	17,089
Elite Material Co. Ltd.	6,000	94,170
Elite Semiconductor Microelectronics Technology, Inc.	18,000	53,314
Elitegroup Computer Systems Co. Ltd.	35,000	35,492
eMemory Technology, Inc.	2,000	171,724
Emerging Display Technologies Corp.	25,000	28,101
Ennostar, Inc.(1)	83,325	113,160
Eson Precision Ind Co. Ltd.	18,000	31,374
Eternal Materials Co. Ltd.	64,100	65,233
Eva Airways Corp.	250,000	248,878
Evergreen International Storage & Transport Corp.	36,000	38,048
Evergreen Marine Corp. Taiwan Ltd.	98,800	517,585
EVERGREEN Steel Corp.	23,000	78,585
Everlight Chemical Industrial Corp.	26,000	17,694
Everlight Electronics Co. Ltd.	54,000	85,426
Excellence Opto, Inc.	2,000	2,302
Excelliance Mos Corp.	2,000	7,916
Excelsior Medical Co. Ltd.	21,630	60,378
Far Eastern Department Stores Ltd.	91,000	70,106
Far Eastern International Bank	280,497	109,593
Far Eastern New Century Corp.	278,000	286,745
Far EasTone Telecommunications Co. Ltd.	114,674	285,699
Faraday Technology Corp.	14,000	171,882
Farglory Land Development Co. Ltd.	27,000	48,007
Feedback Technology Corp.	3,000	10,446
Feng Hsin Steel Co. Ltd.	12,000	25,886
Feng TAY Enterprise Co. Ltd.	20,344	106,424
Firich Enterprises Co. Ltd.	9,918	9,551
First Financial Holding Co. Ltd.	290,892	249,491
First Steamship Co. Ltd.(1)	79,350	20,991
FIT Holding Co. Ltd.	9,000	14,177
Fitipower Integrated Technology, Inc.(1)	10,693	81,783
Fittech Co. Ltd.	5,000	10,034
55

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
FLEXium Interconnect, Inc.	48,000	$131,166
Flytech Technology Co. Ltd.	11,000	24,819
FocalTech Systems Co. Ltd.	4,900	15,132
Formosa Advanced Technologies Co. Ltd.	5,000	5,776
Formosa Chemicals & Fibre Corp.	71,000	128,589
Formosa International Hotels Corp.	4,000	26,404
Formosa Laboratories, Inc.	4,000	13,966
Formosa Petrochemical Corp.	10,000	23,517
Formosa Plastics Corp.	106,000	240,565
Formosa Sumco Technology Corp.	2,000	9,910
Formosa Taffeta Co. Ltd.	87,000	64,974
Formosan Rubber Group, Inc.(1)	11,700	8,771
Formosan Union Chemical	54,000	35,832
Founding Construction & Development Co. Ltd.	26,000	19,284
Foxconn Technology Co. Ltd.	68,000	106,971
Foxsemicon Integrated Technology, Inc.	11,000	83,565
Franbo Lines Corp.(2)	12,966	8,567
Froch Enterprise Co. Ltd.	33,000	19,892
FSP Technology, Inc.	5,000	8,850
Fu Hua Innovation Co. Ltd.	35,449	31,872
Fubon Financial Holding Co. Ltd.	172,686	371,781
Fulgent Sun International Holding Co. Ltd.	10,042	39,899
Full Wang International Development Co. Ltd.(1)	1,479	1,575
Fulltech Fiber Glass Corp.	14,707	8,900
Fusheng Precision Co. Ltd.	10,000	71,260
G Shank Enterprise Co. Ltd.	9,530	25,504
Gallant Precision Machining Co. Ltd.	7,000	11,165
Gamania Digital Entertainment Co. Ltd.	27,000	60,610
GEM Services, Inc.	3,000	6,412
Gemtek Technology Corp.	45,000	50,501
General Interface Solution Holding Ltd.	40,000	73,701
Genius Electronic Optical Co. Ltd.	11,000	147,562
Getac Holdings Corp.	43,000	162,679
Giant Manufacturing Co. Ltd.	6,217	40,177
Gigabyte Technology Co. Ltd.	27,000	295,318
Global Brands Manufacture Ltd.	49,200	101,664
Global Lighting Technologies, Inc.	5,000	8,132
Global Mixed Mode Technology, Inc.	8,000	65,742
Global PMX Co. Ltd.	4,000	14,502
Global Unichip Corp.	3,000	151,200
Globalwafers Co. Ltd.	10,000	176,623
Globe Union Industrial Corp.(1)	2,000	1,019
Gold Circuit Electronics Ltd.	24,100	196,221
Goldsun Building Materials Co. Ltd.	109,990	114,868
Gordon Auto Body Parts	33,000	37,900
Gourmet Master Co. Ltd.	14,000	39,209
Grand Fortune Securities Co. Ltd.(1)	11,269	4,759
Grand Pacific Petrochemical	134,857	60,390
Grand Process Technology Corp.	3,000	78,133
Grape King Bio Ltd.	6,000	29,445
56

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Great Tree Pharmacy Co. Ltd.	4,003	$38,780
Great Wall Enterprise Co. Ltd.	59,304	109,618
Greatek Electronics, Inc.	33,000	62,469
GTM Holdings Corp.	2,000	1,974
Hai Kwang Enterprise Corp.(1)	12,600	7,962
Hannstar Board Corp.	40,301	72,210
HannStar Display Corp.(1)	252,000	90,593
HannsTouch Holdings Co.(1)	53,000	15,287
Hanpin Electron Co. Ltd.	15,000	20,488
Harmony Electronics Corp.	5,000	5,993
Harvatek Corp.	11,000	9,328
Heran Co. Ltd.	2,000	7,339
Highwealth Construction Corp.	48,331	60,706
Hi-Lai Foods Co. Ltd.	4,000	19,576
HIM International Music, Inc.	8,000	27,713
Hiroca Holdings Ltd.	4,000	4,859
Hitron Technology, Inc.(2)	45,000	42,933
Hiwin Technologies Corp.	18,675	141,902
Ho Tung Chemical Corp.	81,000	23,319
Hocheng Corp.	66,140	37,133
Holdings-Key Electric Wire & Cable Co. Ltd.	7,200	7,957
Holy Stone Enterprise Co. Ltd.	10,500	32,200
Hon Hai Precision Industry Co. Ltd.	321,000	1,046,613
Hong Pu Real Estate Development Co. Ltd.	2,000	1,878
Hong TAI Electric Industrial	19,000	16,115
Hong YI Fiber Industry Co.	2,000	1,073
Horizon Securities Co. Ltd.(1)	19,080	6,644
Hota Industrial Manufacturing Co. Ltd.	2,147	3,831
Hotai Finance Co. Ltd.	19,800	75,831
Hotai Motor Co. Ltd.	8,180	173,721
Hsing TA Cement Co.	2,000	1,129
HTC Corp.(1)	9,000	13,907
Hua Nan Financial Holdings Co. Ltd.	436,572	304,035
Huaku Development Co. Ltd.	28,000	87,530
Huang Hsiang Construction Corp.	14,000	19,066
Hung Ching Development & Construction Co. Ltd.	2,000	1,986
Hung Sheng Construction Ltd.	49,920	31,744
IBF Financial Holdings Co. Ltd.(1)	303,256	117,999
Ichia Technologies, Inc.(2)	34,000	37,346
I-Chiun Precision Industry Co. Ltd.(2)	38,000	59,375
IEI Integration Corp.	19,000	50,598
Infortrend Technology, Inc.	23,000	18,355
Innodisk Corp.	12,239	118,359
Innolux Corp.	691,505	331,793
Inpaq Technology Co. Ltd.	17,853	47,554
Integrated Service Technology, Inc.	14,000	58,084
International CSRC Investment Holdings Co.	89,000	51,277
International Games System Co. Ltd.	12,000	323,650
Inventec Corp.	123,000	214,247
Iron Force Industrial Co. Ltd.	8,000	23,294
57

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	$1,569
ITE Technology, Inc.	18,000	94,009
ITEQ Corp.	26,000	73,398
Jarllytec Co. Ltd.	3,000	23,741
Jess-Link Products Co. Ltd.	10,000	30,181
Jih Lin Technology Co. Ltd.	2,000	4,165
Jinan Acetate Chemical Co. Ltd.(2)	6,452	197,846
Joinsoon Electronics Manufacturing Co. Ltd.	10,000	7,850
K Laser Technology, Inc.	2,000	1,448
Kaimei Electronic Corp.	20,400	43,201
KEE TAI Properties Co. Ltd.	42,000	20,407
Kenda Rubber Industrial Co. Ltd.	17,892	17,125
Kerry TJ Logistics Co. Ltd.	23,000	27,665
Keystone Microtech Corp.	3,000	28,374
Kindom Development Co. Ltd.	60,400	75,465
King Polytechnic Engineering Co. Ltd.	22,660	48,278
King Yuan Electronics Co. Ltd.	143,000	402,678
King's Town Bank Co. Ltd.	77,000	108,801
Kinik Co.	12,000	98,028
Kinpo Electronics	53,000	25,830
Kinsus Interconnect Technology Corp.	17,000	52,047
KMC Kuei Meng International, Inc.	2,000	9,780
KNH Enterprise Co. Ltd.	4,000	3,147
KS Terminals, Inc.	8,000	17,997
Kung Long Batteries Industrial Co. Ltd.	2,000	8,383
Kung Sing Engineering Corp.(1)	4,400	1,825
Kuo Toong International Co. Ltd.	48,000	104,864
L&K Engineering Co. Ltd.	37,000	197,350
LandMark Optoelectronics Corp.	6,000	28,226
Lanner Electronics, Inc.	3,180	10,571
Largan Precision Co. Ltd.	4,000	328,278
Leadtek Research, Inc.(1)	1,400	6,414
Lealea Enterprise Co. Ltd.(1)	23,920	7,645
Lelon Electronics Corp.	12,000	27,656
Li Peng Enterprise Co. Ltd.(1)	34,000	9,001
Lian HWA Food Corp.	5,372	14,774
Lien Hwa Industrial Holdings Corp.	1,432	2,969
Lingsen Precision Industries Ltd.	32,000	26,945
Lion Travel Service Co. Ltd.(1)	6,000	22,117
Lite-On Technology Corp.	55,000	190,831
Long Da Construction & Development Corp.	2,000	2,217
Longchen Paper & Packaging Co. Ltd.	27,591	12,180
Longwell Co.	19,000	59,745
Lotes Co. Ltd.	4,142	134,384
Lucky Cement Corp.	9,000	4,483
Lung Yen Life Service Corp.(1)	23,000	28,581
Macauto Industrial Co. Ltd.	2,000	4,630
Macroblock, Inc.	3,000	10,298
Macronix International Co. Ltd.	75,000	67,579
Makalot Industrial Co. Ltd.	16,000	188,314
58

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Marketech International Corp.	13,000	$65,408
Materials Analysis Technology, Inc.(1)	8,414	72,124
MediaTek, Inc.	26,000	938,244
Mega Financial Holding Co. Ltd.	177,192	217,085
Meiloon Industrial Co.	1,600	1,021
Mercuries & Associates Holding Ltd.(1)	10,504	4,223
Mercuries Life Insurance Co. Ltd.(1)	217,506	34,064
Merry Electronics Co. Ltd.	24,000	89,669
Micro-Star International Co. Ltd.	42,000	254,166
MIN AIK Technology Co. Ltd.	12,000	7,652
Mitac Holdings Corp.(2)	81,840	109,593
Mobiletron Electronics Co. Ltd.(1)	1,000	1,662
momo.com, Inc.(2)	1,716	24,176
MOSA Industrial Corp.	37,656	27,596
MPI Corp.	12,000	122,720
MSSCORPS Co. Ltd.	6,000	28,569
Namchow Holdings Co. Ltd.	5,000	8,652
Nan Pao Resins Chemical Co. Ltd.	1,000	9,526
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	766
Nan Ya Plastics Corp.	160,000	302,567
Nan Ya Printed Circuit Board Corp.	19,000	127,298
Nantex Industry Co. Ltd.	29,000	32,440
Nanya Technology Corp.	77,000	163,933
Nichidenbo Corp.	22,000	43,881
Nidec Chaun-Choung Technology Corp.	5,000	22,644
Nien Made Enterprise Co. Ltd.	15,000	175,593
Niko Semiconductor Co. Ltd.	4,640	8,324
Nishoku Technology, Inc.	2,000	7,717
Novatek Microelectronics Corp.	59,000	1,122,968
Nuvoton Technology Corp.	14,000	57,193
O-Bank Co. Ltd.	102,000	32,128
Ocean Plastics Co. Ltd.(1)	9,000	10,252
Orient Semiconductor Electronics Ltd.	89,000	204,190
Oriental Union Chemical Corp.	36,000	21,900
O-TA Precision Industry Co. Ltd.(2)	10,000	29,145
Pacific Hospital Supply Co. Ltd.	3,000	8,479
PADAUK Technology Co. Ltd.	2,662	10,485
Pan Jit International, Inc.	16,000	31,617
Pan-International Industrial Corp.	21,000	21,822
Parade Technologies Ltd.	1,000	32,167
Pegatron Corp.	96,000	259,945
Pegavision Corp.	2,171	27,505
Phison Electronics Corp.	12,000	238,687
Phoenix Silicon International Corp.	22,449	37,029
Pixart Imaging, Inc.	17,000	92,091
Plotech Co. Ltd.(1)	1,800	1,253
Pou Chen Corp.	262,000	253,113
Power Wind Health Industry, Inc.	1,050	3,671
Powerchip Semiconductor Manufacturing Corp.	158,000	138,119
Powertech Technology, Inc.	88,000	434,844
59

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Powertip Technology Corp.	14,000	$8,354
Poya International Co. Ltd.	3,090	48,048
President Chain Store Corp.	16,000	136,417
President Securities Corp.	59,451	38,570
Primax Electronics Ltd.	50,000	115,206
Prince Housing & Development Corp.	60,000	19,468
Promate Electronic Co. Ltd.	9,000	22,514
Prosperity Dielectrics Co. Ltd.	3,000	4,439
P-Two Industries, Inc.	5,000	5,312
Qisda Corp.	59,000	86,134
Qualipoly Chemical Corp.	4,000	4,987
Quang Viet Enterprise Co. Ltd.	1,000	3,484
Quanta Computer, Inc.	51,000	374,765
Quanta Storage, Inc.	37,000	90,697
Radiant Opto-Electronics Corp.	68,000	317,548
Radium Life Tech Co. Ltd.(1)	21,000	6,248
Raydium Semiconductor Corp.	10,000	141,625
Realtek Semiconductor Corp.	16,000	288,369
Rechi Precision Co. Ltd.	12,000	8,983
Rexon Industrial Corp. Ltd.(1)	4,000	6,134
Rich Development Co. Ltd.(1)	110,000	36,377
RiTdisplay Corp.	4,000	4,372
Ritek Corp.(1)	16,000	4,026
Roo Hsing Co. Ltd.(1)	3,000	360
Ruentex Development Co. Ltd.(1)	65,880	75,813
Ruentex Engineering & Construction Co.	5,480	21,170
Ruentex Industries Ltd.(1)	71,235	133,526
Ruentex Materials Co. Ltd.(1)	1,000	809
Run Long Construction Co. Ltd.	23,000	74,977
Sampo Corp.	9,000	8,259
San Fang Chemical Industry Co. Ltd.	2,000	1,691
San Far Property Ltd.	2,316	1,691
San Shing Fastech Corp.	3,000	5,412
Sanyang Motor Co. Ltd.	62,000	146,656
Scientech Corp.	5,000	42,209
SDI Corp.	1,000	3,278
Sensortek Technology Corp.	1,000	14,847
Sesoda Corp.	17,000	17,109
Shanghai Commercial & Savings Bank Ltd.	232,001	330,322
Shan-Loong Transportation Co. Ltd.	2,000	1,885
Sheng Yu Steel Co. Ltd.	2,000	1,768
ShenMao Technology, Inc.	2,000	4,624
Shih Her Technologies, Inc.	6,000	24,002
Shih Wei Navigation Co. Ltd.	16,457	10,459
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	4,741
Shin Kong Financial Holding Co. Ltd.(1)(2)	859,852	225,741
Shin Zu Shing Co. Ltd.	22,123	118,332
Shining Building Business Co. Ltd.(1)	22,000	6,885
Shinkong Insurance Co. Ltd.	29,000	63,696
Shinkong Synthetic Fibers Corp.	67,000	32,351
60

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Shiny Chemical Industrial Co. Ltd.	7,777	$37,667
ShunSin Technology Holding Ltd.	2,000	13,901
Shuttle, Inc.	27,000	17,494
Sigurd Microelectronics Corp.	65,000	144,805
Silergy Corp.	4,000	52,780
Silicon Integrated Systems Corp.(2)	47,960	65,486
Simplo Technology Co. Ltd.	23,000	310,492
Sincere Navigation Corp.	30,000	26,245
Singatron Enterprise Co. Ltd.	8,000	10,329
Sino-American Silicon Products, Inc.	24,000	141,026
Sinon Corp.	39,000	52,059
SinoPac Financial Holdings Co. Ltd.	803,629	511,369
Sinyi Realty, Inc.	6,000	5,590
Sirtec International Co. Ltd.	1,000	1,075
Sitronix Technology Corp.	16,000	146,970
Siward Crystal Technology Co. Ltd.	26,000	30,285
Soft-World International Corp.	13,000	55,059
Solar Applied Materials Technology Corp.	32,547	45,555
Solomon Technology Corp.	9,000	11,306
Solteam, Inc.	5,332	7,298
Sonix Technology Co. Ltd.	12,000	20,397
Sporton International, Inc.	7,402	55,124
Sports Gear Co. Ltd.	9,000	20,611
St. Shine Optical Co. Ltd.	5,000	31,637
Standard Foods Corp.	20,000	23,854
Stark Technology, Inc.	10,000	40,053
Sunjuice Holdings Co. Ltd.	1,000	8,083
Sunny Friend Environmental Technology Co. Ltd.	2,248	7,508
Sunonwealth Electric Machine Industry Co. Ltd.(2)	26,000	104,602
Sunrex Technology Corp.	5,000	10,173
Supreme Electronics Co. Ltd.	81,680	161,346
Swancor Holding Co. Ltd.	8,000	29,263
Sweeten Real Estate Development Co. Ltd.	2,289	2,002
Symtek Automation Asia Co. Ltd.	8,323	31,753
Syncmold Enterprise Corp.	6,000	14,951
Synnex Technology International Corp.	35,000	86,224
Systex Corp.	4,000	14,310
T3EX Global Holdings Corp.	18,121	52,825
TA Chen Stainless Pipe	194,369	220,883
Tah Hsin Industrial Corp.	2,145	4,883
TA-I Technology Co. Ltd.	3,000	4,502
Tai Tung Communication Co. Ltd.(1)	12,000	8,885
Taichung Commercial Bank Co. Ltd.	336,068	177,069
TaiDoc Technology Corp.	9,000	45,250
Taiflex Scientific Co. Ltd.	4,000	5,773
Taimide Tech, Inc.	10,000	14,090
Tainan Spinning Co. Ltd.	33,000	16,137
Tai-Saw Technology Co. Ltd.	20,000	19,001
Taishin Financial Holding Co. Ltd.	931,013	512,660
Taisun Enterprise Co. Ltd.	2,000	1,342
61

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Taita Chemical Co. Ltd.	9,343	$4,969
TAI-TECH Advanced Electronics Co. Ltd.	7,000	26,021
Taitien Electronics Co. Ltd.	5,000	5,694
Taiwan Business Bank	655,786	290,556
Taiwan Cement Corp.	106,858	108,639
Taiwan Cooperative Financial Holding Co. Ltd.	258,700	212,558
Taiwan FamilyMart Co. Ltd.	1,000	5,916
Taiwan Fertilizer Co. Ltd.	72,000	151,771
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,681
Taiwan FU Hsing Industrial Co. Ltd.	4,000	6,545
Taiwan Glass Industry Corp.(1)	103,000	59,490
Taiwan High Speed Rail Corp.	90,000	86,004
Taiwan Hon Chuan Enterprise Co. Ltd.	33,000	151,861
Taiwan Land Development Corp.(1)	21,000	7
Taiwan Mobile Co. Ltd.	48,000	150,425
Taiwan Navigation Co. Ltd.	37,000	41,500
Taiwan Paiho Ltd.	40,000	73,306
Taiwan PCB Techvest Co. Ltd.	38,000	50,110
Taiwan Sakura Corp.	4,000	9,418
Taiwan Secom Co. Ltd.	7,000	26,246
Taiwan Semiconductor Co. Ltd.	15,000	38,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	118,286	15,219,860
Taiwan Shin Kong Security Co. Ltd.	1,010	1,280
Taiwan Styrene Monomer	2,000	902
Taiwan Surface Mounting Technology Corp.	41,000	127,387
Taiwan TEA Corp.(1)	29,000	19,071
Taiwan Union Technology Corp.	37,000	183,329
Taiyen Biotech Co. Ltd.	6,000	6,514
Tatung Co. Ltd.(1)	114,000	187,382
Te Chang Construction Co. Ltd.	1,000	2,425
Team Group, Inc.(2)	10,000	26,401
Teco Electric & Machinery Co. Ltd.	121,000	188,545
Tera Autotech Corp.	1,081	908
Test Research, Inc.	23,000	53,112
Test Rite International Co. Ltd.	2,000	1,306
Tex-Ray Industrial Co. Ltd.(1)	12,000	4,153
Thinking Electronic Industrial Co. Ltd.	9,000	48,450
Thye Ming Industrial Co. Ltd.	25,800	59,878
Ton Yi Industrial Corp.	112,000	54,940
Tong Hsing Electronic Industries Ltd.	19,890	95,348
Tong Yang Industry Co. Ltd.	59,000	184,616
Tong-Tai Machine & Tool Co. Ltd.	2,000	1,324
Top Union Electronics Corp.	10,558	11,462
Topkey Corp.	9,000	53,308
Topoint Technology Co. Ltd.	7,000	6,415
TPK Holding Co. Ltd.	42,000	46,502
Transcend Information, Inc.	17,000	43,043
Tripod Technology Corp.	51,000	336,247
Tsann Kuen Enterprise Co. Ltd.	8,419	10,269
TSRC Corp.	80,000	57,753
62

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Ttet Union Corp.	2,000	$9,142
TTFB Co. Ltd.	3,000	21,948
TTY Biopharm Co. Ltd.	10,000	25,643
Tung Ho Steel Enterprise Corp.	64,770	158,343
Tung Thih Electronic Co. Ltd.	9,000	37,840
TXC Corp.	36,000	113,779
TYC Brother Industrial Co. Ltd.	31,000	49,682
Tyntek Corp.(1)	3,000	1,870
U-Ming Marine Transport Corp.	63,000	110,835
Unimicron Technology Corp.	63,000	357,962
Union Bank of Taiwan	213,206	95,795
Union Insurance Co. Ltd.(1)	16,100	17,565
Uni-President Enterprises Corp.	269,000	653,197
Unitech Printed Circuit Board Corp.	54,000	36,419
United Integrated Services Co. Ltd.	27,000	250,629
United Microelectronics Corp.(2)	667,000	1,028,400
United Renewable Energy Co. Ltd.	76,285	29,947
Univacco Technology, Inc.	2,000	2,009
Universal Cement Corp.	15,450	14,521
Universal Vision Biotechnology Co. Ltd.	3,339	31,846
UPC Technology Corp.	63,000	29,221
Userjoy Technology Co. Ltd.	4,200	10,176
USI Corp.	105,000	60,525
U-Tech Media Corp.	13,000	7,986
Utechzone Co. Ltd.	6,000	15,051
Vanguard International Semiconductor Corp.(2)	48,000	109,648
Ventec International Group Co. Ltd.	11,000	32,175
Via Technologies, Inc.	19,000	79,327
Visual Photonics Epitaxy Co. Ltd.	9,000	46,544
Voltronic Power Technology Corp.	1,000	50,821
Wafer Works Corp.	71,000	89,481
Wah Lee Industrial Corp.	12,100	42,721
Walsin Lihwa Corp.(2)	197,763	231,641
Walsin Technology Corp.	29,000	103,007
Walton Advanced Engineering, Inc.	12,000	6,366
Wan Hai Lines Ltd.	29,785	47,448
WEI Chih Steel Industrial Co. Ltd.	18,000	14,797
Wei Chuan Foods Corp.	9,000	5,385
Weikeng Industrial Co. Ltd.	36,000	37,881
Well Shin Technology Co. Ltd.	5,000	8,560
Wholetech System Hitech Ltd.	6,000	17,976
Win Semiconductors Corp.	13,000	62,551
Winbond Electronics Corp.	242,572	214,460
Winstek Semiconductor Co. Ltd.	9,000	35,924
WinWay Technology Co. Ltd.	2,000	48,559
Wisdom Marine Lines Co. Ltd.	52,047	101,029
Wistron Corp.(2)	177,000	648,133
Wistron Information Technology & Services Corp.	9,593	44,057
Wiwynn Corp.	3,000	221,483
Wowprime Corp.	14,293	108,636
63

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
WPG Holdings Ltd.	78,000	$229,016
WT Microelectronics Co. Ltd.	45,058	244,724
WUS Printed Circuit Co. Ltd.	10,800	12,049
WW Holding, Inc.	6,000	23,826
XinTec, Inc.	11,000	45,972
Yageo Corp.	15,760	278,453
Yang Ming Marine Transport Corp.	122,000	192,478
Yankey Engineering Co. Ltd.	3,911	47,283
YC INOX Co. Ltd.	46,000	37,247
YCC Parts Manufacturing Co. Ltd.	1,000	2,282
Yea Shin International Development Co. Ltd.	6,327	7,022
Yem Chio Co. Ltd.	13,771	7,429
Yen Sun Technology Corp.	14,000	21,938
Yeong Guan Energy Technology Group Co. Ltd.(1)	12,000	22,075
YFY, Inc.	82,000	78,493
Yi Jinn Industrial Co. Ltd.	7,000	4,101
Yieh Phui Enterprise Co. Ltd.	141,400	68,205
Yonyu Plastics Co. Ltd.	1,000	984
Young Fast Optoelectronics Co. Ltd.	4,000	7,105
Youngtek Electronics Corp.	9,000	17,741
Yuanta Financial Holding Co. Ltd.	658,306	572,082
Yulon Finance Corp.	32,244	169,074
Yulon Motor Co. Ltd.(2)	66,784	149,670
YungShin Global Holding Corp.	22,000	32,740
Zeng Hsing Industrial Co. Ltd.	2,148	6,929
Zenitron Corp.	2,000	2,324
Zero One Technology Co. Ltd.	20,315	50,332
Zhen Ding Technology Holding Ltd.(2)	71,000	225,956
Zig Sheng Industrial Co. Ltd.(1)	22,000	8,772
Zinwell Corp.(1)	18,000	12,245
Zippy Technology Corp.	11,000	18,274
Zyxel Group Corp.	48,947	69,780
		65,168,179
Thailand — 2.0%
AAPICO Hitech PCL, NVDR	31,090	20,650
Advanced Info Service PCL, NVDR	45,800	256,954
Advanced Information Technology PCL, NVDR	50,000	6,003
AEON Thana Sinsap Thailand PCL, NVDR	9,800	41,030
Airports of Thailand PCL, NVDR	44,700	79,215
Amanah Leasing PCL, NVDR	9,200	574
AP Thailand PCL, NVDR	222,000	65,046
Aqua Corp. PCL, NVDR(1)	391,650	3,713
Asia Aviation PCL, NVDR(1)	368,100	23,234
Asia Plus Group Holdings PCL, NVDR	240,200	18,859
Asia Sermkij Leasing PCL, NVDR	1,800	886
Asian Sea Corp. PCL, NVDR	9,900	1,879
Asset World Corp. PCL, NVDR	171,600	18,437
B Grimm Power PCL, NVDR	40,900	29,385
Bangchak Corp. PCL, NVDR	136,600	158,217
Bangkok Airways PCL, NVDR	31,300	13,882
64

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Bangkok Aviation Fuel Services PCL, NVDR	1,000	$651
Bangkok Bank PCL, NVDR	9,600	38,280
Bangkok Chain Hospital PCL, NVDR	154,200	90,798
Bangkok Dusit Medical Services PCL, NVDR	313,900	249,381
Bangkok Expressway & Metro PCL, NVDR	319,400	71,797
Bangkok Land PCL, NVDR(1)	666,800	12,631
Bangkok Life Assurance PCL, NVDR	38,700	19,327
Banpu PCL, NVDR	692,766	108,124
Banpu Power PCL, NVDR	35,200	13,752
BCPG PCL, NVDR	187,400	40,542
BEC World PCL, NVDR	74,300	8,578
Berli Jucker PCL, NVDR	15,100	10,206
Better World Green PCL, NVDR(1)	686,100	10,570
BG Container Glass PCL, NVDR	20,000	4,185
BTS Group Holdings PCL, NVDR	285,500	41,029
Bumrungrad Hospital PCL, NVDR	29,100	181,565
Cal-Comp Electronics Thailand PCL, NVDR	387,596	26,391
Carabao Group PCL, NVDR	13,600	26,388
Central Pattana PCL, NVDR	82,100	148,214
Central Plaza Hotel PCL, NVDR(1)	20,400	24,477
Central Retail Corp. PCL, NVDR	81,941	79,539
CH Karnchang PCL, NVDR	87,000	56,475
Charoen Pokphand Foods PCL, NVDR	136,500	71,922
Chularat Hospital PCL, NVDR	556,200	45,645
CK Power PCL, NVDR	141,800	15,587
Com7 PCL, NVDR	36,200	20,962
CP ALL PCL, NVDR	103,900	166,600
CP Axtra PCL, NVDR	30,300	28,136
Delta Electronics Thailand PCL, NVDR	79,400	158,063
Dhipaya Group Holdings PCL, NVDR	5,900	4,809
Diamond Building Products PCL, NVDR	5,000	1,144
Dohome PCL, NVDR	4,833	1,620
Dynasty Ceramic PCL, NVDR	269,300	13,969
Eastern Polymer Group PCL, NVDR	42,400	8,416
Eastern Water Resources Development & Management PCL, NVDR	2,900	320
Ekachai Medical Care PCL, NVDR	118,424	25,391
Electricity Generating PCL, NVDR	17,200	56,364
Energy Absolute PCL, NVDR	31,600	31,102
Erawan Group PCL, NVDR(1)	294,460	38,970
GFPT PCL, NVDR	27,500	9,117
Global Power Synergy PCL, NVDR	23,400	33,281
Gulf Energy Development PCL, NVDR	62,200	74,677
Gunkul Engineering PCL, NVDR	455,500	34,808
Haad Thip PCL, NVDR	2,800	1,319
Hana Microelectronics PCL, NVDR	60,000	62,170
Home Product Center PCL, NVDR	330,100	103,100
Ichitan Group PCL, NVDR	68,400	33,809
Indorama Ventures PCL, NVDR	77,100	50,106
Interlink Communication PCL, NVDR	21,100	4,471
Intouch Holdings PCL, NVDR	32,300	61,037
65

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
IRPC PCL, NVDR	722,000	$39,255
Italian-Thai Development PCL, NVDR(1)	149,800	3,559
Jasmine International PCL, NVDR	389,500	22,207
JMT Network Services PCL, NVDR	16,697	10,423
Kasikornbank PCL, NVDR	26,000	89,222
KCE Electronics PCL, NVDR	34,800	36,840
KGI Securities Thailand PCL, NVDR	97,400	13,098
Khon Kaen Sugar Industry PCL, NVDR	55,500	3,839
Kiatnakin Phatra Bank PCL, NVDR	25,100	36,061
Krung Thai Bank PCL, NVDR	225,800	101,341
Krungthai Card PCL, NVDR	56,000	66,779
Land & Houses PCL, NVDR	776,400	164,381
Lanna Resources PCL, NVDR	38,500	16,202
LPN Development PCL, NVDR	37,300	3,744
Major Cineplex Group PCL, NVDR	91,400	35,421
MBK PCL, NVDR	85,300	39,317
MC Group PCL, NVDR	79,500	30,843
MCS Steel PCL, NVDR	43,200	7,953
Mega Lifesciences PCL, NVDR	26,600	30,860
MFEC PCL, NVDR	43,100	8,173
Minor International PCL, NVDR	201,766	178,658
MK Restaurants Group PCL, NVDR	26,500	27,730
Muangthai Capital PCL, NVDR	35,900	45,943
Ngern Tid Lor PCL, NVDR	74,500	46,801
Noble Development PCL, Class C, NVDR	40,800	4,279
Osotspa PCL, NVDR	92,900	52,697
Plan B Media PCL, NVDR	261,604	63,928
Polyplex Thailand PCL, NVDR	13,000	3,667
Praram 9 Hospital PCL, NVDR	44,800	23,696
Precious Shipping PCL, NVDR	121,600	30,128
Premier Marketing PCL, NVDR	3,900	826
Prima Marine PCL, NVDR	157,300	28,743
Property Perfect PCL, NVDR	42,735	333
Pruksa Holding PCL, NVDR	61,600	21,159
PTG Energy PCL, NVDR	131,500	33,408
PTT Exploration & Production PCL, NVDR	47,800	200,728
PTT Global Chemical PCL, NVDR	106,200	112,401
PTT Oil & Retail Business PCL, NVDR	85,200	42,981
PTT PCL, NVDR	331,500	316,410
Quality Houses PCL, NVDR	618,800	37,308
R&B Food Supply PCL, NVDR	8,900	2,957
Raimon Land PCL, NVDR(1)	40,600	498
Rajthanee Hospital PCL, NVDR	10,300	7,466
Ratch Group PCL, NVDR	51,900	41,950
Ratchthani Leasing PCL, NVDR	189,915	10,919
Regional Container Lines PCL, NVDR	50,700	31,481
Roctec Global PCL, NVDR(1)	596,800	9,999
Rojana Industrial Park PCL, NVDR	6,800	1,120
RS PCL, NVDR	42,790	16,958
S 11 Group PCL, NVDR	4,200	352
66

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
S Hotels & Resorts PCL, NVDR(1)	188,700	$12,981
Sabina PCL, NVDR	22,900	16,145
Sansiri PCL, NVDR	1,174,700	60,318
SC Asset Corp. PCL, NVDR	164,100	15,373
SCB X PCL, NVDR	21,200	66,588
SEAFCO PCL, NVDR(1)	5,200	386
Sermsang Power Corp. Co. Ltd., NVDR	99,915	21,467
Siam Cement PCL, NVDR	21,000	157,511
Siam City Cement PCL, NVDR	1,800	6,824
Siam Global House PCL, NVDR	96,159	45,507
Siamgas & Petrochemicals PCL, NVDR	27,100	6,391
Singha Estate PCL, NVDR	20,100	477
Sino-Thai Engineering & Construction PCL, NVDR	179,600	50,572
SISB PCL, NVDR	65,400	75,846
SNC Former PCL, NVDR	35,500	7,188
Somboon Advance Technology PCL, NVDR	36,500	18,950
SPCG PCL, NVDR	13,200	4,603
Sri Trang Agro-Industry PCL, NVDR	120,000	64,576
Srisawad Capital 1969 PCL, NVDR	22,000	1,913
Srisawad Corp. PCL, NVDR	63,700	67,734
Srivichai Vejvivat PCL, NVDR	25,600	5,825
Star Petroleum Refining PCL, NVDR	125,200	31,176
Stars Microelectronics Thailand PCL, NVDR	33,500	2,583
STP & I PCL, NVDR(1)	59,900	5,459
Supalai PCL, NVDR	169,500	99,243
Super Energy Corp. PCL, NVDR(1)	1,374,500	13,072
Susco PCL, NVDR	160,100	21,822
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	24,801
Thai Airways International PCL, NVDR(1)	6,800	629
Thai Oil PCL, NVDR	104,300	162,839
Thai Union Group PCL, NVDR	206,300	82,904
Thai Vegetable Oil PCL, NVDR	36,960	21,675
Thaicom PCL, NVDR	109,800	36,125
Thaifoods Group PCL, NVDR	70,100	6,605
Thanachart Capital PCL, NVDR	21,000	29,134
Thonburi Healthcare Group PCL, NVDR	35,700	43,272
Thoresen Thai Agencies PCL, NVDR	181,300	35,040
Tipco Asphalt PCL, NVDR	46,800	20,760
Tisco Financial Group PCL, NVDR	19,600	54,946
TKS Technologies PCL, NVDR	15,200	2,847
TMBThanachart Bank PCL, NVDR	219,700	11,285
TOA Paint Thailand PCL, NVDR	35,000	19,540
TPI Polene PCL, NVDR	546,000	21,153
TPI Polene Power PCL, NVDR	54,800	5,162
True Corp. PCL, NVDR(1)	624,069	122,916
TTW PCL, NVDR	14,400	3,775
Unique Engineering & Construction PCL, NVDR(1)	4,000	366
Univanich Palm Oil PCL, NVDR	80,500	19,421
VGI PCL, NVDR	28,860	1,153
WHA Corp. PCL, NVDR	451,300	57,902
67

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Workpoint Entertainment PCL, NVDR	14,600	$4,033
WP Energy PCL, NVDR	5,900	642
Zen Corp. Group PCL, NVDR	2,200	527
		6,982,803
Turkey — 1.1%
AG Anadolu Grubu Holding AS	1,279	10,451
Agesa Hayat ve Emeklilik AS	4,804	9,930
Akbank TAS	155,355	206,467
Akcansa Cimento AS	3,799	19,085
Aksa Akrilik Kimya Sanayii AS	7,202	24,513
Aksa Enerji Uretim AS	15,862	19,117
Aksigorta AS(1)	26,161	5,122
Alarko Holding AS	3,317	14,060
Albaraka Turk Katilim Bankasi AS(1)	182,083	24,875
Anadolu Anonim Turk Sigorta Sirketi(1)	23,474	51,422
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,760	53,608
Aselsan Elektronik Sanayi Ve Ticaret AS	28,420	54,538
Aygaz AS	3,692	18,131
Baticim Bati Anadolu Cimento Sanayii AS(1)	7,506	27,445
Bera Holding AS	64,948	41,997
BIM Birlesik Magazalar AS	17,069	211,845
Bizim Toptan Satis Magazalari AS	6,143	9,127
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	1,040	23,734
Bursa Cimento Fabrikasi AS	60,262	15,905
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	1,604
Cimsa Cimento Sanayi VE Ticaret AS	15,955	17,853
Coca-Cola Icecek AS	1,377	28,508
CW Enerji Muhendislik Ticaret VE Sanayi AS(1)	2,002	19,781
Dogan Sirketler Grubu Holding AS	60,928	26,401
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	40,181	14,728
Dogus Otomotiv Servis ve Ticaret AS	3,638	31,135
EGE Endustri VE Ticaret AS	21	11,649
Enerjisa Enerji AS	9,053	18,085
Enerya Enerji AS(1)	4,154	19,709
Eregli Demir ve Celik Fabrikalari TAS(1)	49,625	72,297
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	3,516	19,591
Ford Otomotiv Sanayi AS	2,380	77,426
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	7,372	18,239
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1,171	11,927
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	26,414	21,377
GSD Holding AS	140,853	19,589
Haci Omer Sabanci Holding AS	73,039	185,725
Info Yatirim AS	33,252	16,057
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	10,793
Is Finansal Kiralama AS(1)	51,228	18,612
Is Yatirim Menkul Degerler AS	51,102	60,727
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	17,876	12,875
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	11,042	7,483
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	25,765	22,147
Kartonsan Karton Sanayi ve Ticaret AS	321	1,208
68

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Katilimevim Tasarruf Finansman AS(1)	5,192	$19,739
KOC Holding AS	29,541	158,983
Konya Cimento Sanayii AS(1)	83	26,237
Logo Yazilim Sanayi Ve Ticaret AS	6,968	23,940
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	11,842	53,818
Menderes Tekstil Sanayi ve Ticaret AS(1)	29,472	11,734
Migros Ticaret AS	5,957	94,067
MLP Saglik Hizmetleri AS(1)	6,501	35,566
NET Holding AS(1)	27,535	25,636
Nuh Cimento Sanayi AS	1,986	20,886
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	104,778	33,807
Osmanli Yatirim Menkul Degerler AS	1,369	9,992
Oyak Cimento Fabrikalari AS(1)	13,849	31,458
Pegasus Hava Tasimaciligi AS(1)	2,365	64,929
Petkim Petrokimya Holding AS(1)	36,883	28,541
Politeknik Metal Sanayi ve Ticaret AS	27	21,188
Sasa Polyester Sanayi AS(1)	16,901	21,390
Sekerbank Turk AS	165,730	25,140
Selcuk Ecza Deposu Ticaret ve Sanayi AS	8,159	15,682
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	10,067	20,969
Sok Marketler Ticaret AS	20,100	43,112
TAV Havalimanlari Holding AS(1)	8,444	47,194
Tekfen Holding AS	12,897	19,388
Teknosa Ic Ve Dis Ticaret AS(1)	14,151	22,892
Tofas Turk Otomobil Fabrikasi AS	4,881	41,735
Turk Hava Yollari AO(1)	17,908	161,424
Turk Traktor ve Ziraat Makineleri AS	2,167	60,332
Turkcell Iletisim Hizmetleri AS, ADR(2)	28,599	154,149
Turkiye Halk Bankasi AS(1)	30,178	13,975
Turkiye Is Bankasi AS, C Shares	350,509	124,298
Turkiye Petrol Rafinerileri AS	40,411	209,285
Turkiye Sigorta AS	18,889	30,339
Turkiye Sinai Kalkinma Bankasi AS(1)	119,810	31,720
Turkiye Sise ve Cam Fabrikalari AS	27,623	45,216
Turkiye Vakiflar Bankasi TAO, D Shares(1)	117,917	53,684
Ulker Biskuvi Sanayi AS(1)	10,123	34,400
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,161	22,334
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	24,306
Vestel Elektronik Sanayi ve Ticaret AS(1)	14,995	39,844
Yapi ve Kredi Bankasi AS	205,561	151,701
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	2,648
YEO Teknoloji Enerji VE Endustri AS(1)	2,532	19,635
Zorlu Enerji Elektrik Uretim AS(1)	118,717	21,430
		3,725,641
TOTAL COMMON STOCKS (Cost $331,961,282)		347,872,017
RIGHTS — 0.0%
Brazil — 0.0%
Lojas Quero-Quero SA(1)	1,736	1,851
69

Avantis Emerging Markets Equity Fund
		Shares/Principal Amount	Value
India — 0.0%
South Indian Bank Ltd.(1)		42,965	$5,363
South Korea — 0.0%
Foosung Co. Ltd.(1)		247	272
LG Display Co. Ltd.(1)		19,289	193
Taihan Electric Wire Co. Ltd.(1)		750	924
			1,389
TOTAL RIGHTS (Cost $1,424)			8,603
WARRANTS — 0.0%
Malaysia — 0.0%
Perak Transit Bhd.(1)		1,391	151
PESTECH International Bhd.(1)		2,962	66
			217
Thailand — 0.0%
Aqua Corp. PCL(1)		391,650	110
Erawan Group PCL(1)		1,243	58
Kiatnakin Phatra Bank PCL, NVDR(1)		2,092	98
MBK PCL, NVDR(1)		912	356
Roctec Global PCL(1)		149,200	125
RS PCL, NVDR(1)		4,279	680
VGI PCL(1)		6,660	13
			1,440
TOTAL WARRANTS (Cost $—)			1,657
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(4) (Cost $433)	INR	31,523	377
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class		2,974,753	2,974,753
State Street Navigator Securities Lending Government Money Market Portfolio(5)		2,702,264	2,702,264
TOTAL SHORT-TERM INVESTMENTS (Cost $5,677,017)			5,677,017
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $337,640,156)			353,559,671
OTHER ASSETS AND LIABILITIES — (1.6)%			(5,716,120)
TOTAL NET ASSETS — 100.0%			$347,843,551
70

Avantis Emerging Markets Equity Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.0%
Information Technology	19.2%
Consumer Discretionary	13.8%
Industrials	10.7%
Materials	9.7%
Communication Services	6.4%
Energy	5.8%
Consumer Staples	4.6%
Health Care	4.2%
Utilities	3.5%
Real Estate	2.1%
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.6)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	March 2024	$1,020,750	$59,094
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,066,795. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $377, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,657,540, which includes securities collateral of $7,955,276.

See Notes to Financial Statements.
71

FEBRUARY 29, 2024 (UNAUDITED)

Avantis International Equity Fund
	Shares	Value
COMMON STOCKS — 99.2%
Australia — 6.7%
29Metals Ltd.(1)(2)	7,709	$1,850
Accent Group Ltd.	11,453	15,074
Adairs Ltd.(2)	1,603	2,511
Adbri Ltd.(1)	5,681	11,581
Aeris Resources Ltd.(1)(2)	42,009	3,147
AGL Energy Ltd.	6,468	35,717
Alkane Resources Ltd.(1)	15,781	4,898
Alliance Aviation Services Ltd.(1)	1,918	3,604
ALS Ltd.	3,419	26,583
Altium Ltd.	2,351	99,325
Alumina Ltd.(1)	14,872	10,208
AMP Ltd.	105,215	76,440
Ampol Ltd.	6,760	173,292
Ansell Ltd.	811	12,579
ANZ Group Holdings Ltd.	34,956	647,932
APA Group	15,429	78,769
Appen Ltd.(1)(2)	340	125
ARB Corp. Ltd.(2)	740	19,997
Aristocrat Leisure Ltd.	5,270	160,121
ARN Media Ltd.	1,854	1,024
ASX Ltd.	1,086	46,532
Atlas Arteria Ltd.	11,695	41,096
Aurelia Metals Ltd.(1)	47,081	4,112
Aurizon Holdings Ltd.	61,698	152,914
Austal Ltd.	8,146	10,862
Australian Agricultural Co. Ltd.(1)(2)	2,182	1,933
Australian Clinical Labs Ltd.(2)	1,433	2,228
Australian Ethical Investment Ltd.	906	3,145
Australian Finance Group Ltd.(2)	3,111	3,013
Baby Bunting Group Ltd.(2)	1,932	1,981
Bank of Queensland Ltd.(2)	17,390	66,503
Bapcor Ltd.	7,332	28,424
Beach Energy Ltd.	81,937	85,306
Bega Cheese Ltd.	7,118	19,545
Bendigo & Adelaide Bank Ltd.	13,647	86,031
BHP Group Ltd., ADR(2)	23,788	1,364,004
BlueScope Steel Ltd.	15,101	224,559
Boral Ltd.(1)(2)	7,744	30,194
Brambles Ltd.	26,483	260,036
Brickworks Ltd.	1,087	20,631
Capricorn Metals Ltd.(1)	13,819	42,416
CAR Group Ltd.	3,074	73,646
Cedar Woods Properties Ltd.	1,766	5,328
Cettire Ltd.(1)	10,014	31,306
Challenger Ltd.	11,808	51,758
Champion Iron Ltd.	15,914	80,129
Cleanaway Waste Management Ltd.	4,609	8,029
Coast Entertainment Holdings Ltd.(1)(2)	1,272	397
Cochlear Ltd.	509	116,028
72

Avantis International Equity Fund
	Shares	Value
Codan Ltd.	230	$1,532
Coles Group Ltd.	17,974	197,701
Collins Foods Ltd.	1,103	7,908
Commonwealth Bank of Australia	11,271	854,978
Computershare Ltd.	4,159	70,287
Cooper Energy Ltd.(1)	77,024	7,258
Coronado Global Resources, Inc.	22,324	19,749
Credit Corp. Group Ltd.(2)	1,437	17,997
CSL Ltd.	1,931	359,483
CSR Ltd.	14,311	82,225
Data#3 Ltd.	4,586	25,114
Deep Yellow Ltd.(1)	23,459	20,804
Deterra Royalties Ltd.	10,305	33,264
Domino's Pizza Enterprises Ltd.	834	24,471
Downer EDI Ltd.	3,856	12,517
Eagers Automotive Ltd.	3,210	31,044
Elders Ltd.	4,396	26,028
Emeco Holdings Ltd.(2)	5,966	2,576
Endeavour Group Ltd.	16,888	60,457
Evolution Mining Ltd.	51,179	97,280
EVT Ltd.	2,827	21,314
FleetPartners Group Ltd.(1)	5,402	12,270
Flight Centre Travel Group Ltd.(2)	1,652	23,036
Fortescue Ltd.	26,120	440,854
Genesis Minerals Ltd.(1)	2,344	2,319
Gold Road Resources Ltd.	24,253	23,175
GrainCorp Ltd., A Shares	3,047	15,438
Grange Resources Ltd.(2)	38,316	10,738
GWA Group Ltd.	2,433	4,239
Hansen Technologies Ltd.	2,687	8,401
Harvey Norman Holdings Ltd.(2)	25,322	81,666
Healius Ltd.(1)	2,245	1,620
Helia Group Ltd.	19,452	52,295
HUB24 Ltd.	1,022	26,024
Humm Group Ltd.(2)	743	257
IDP Education Ltd.(2)	2,177	27,042
IGO Ltd.	10,398	53,631
Iluka Resources Ltd.	11,247	50,140
Incitec Pivot Ltd.	37,058	65,064
Infomedia Ltd.	4,782	4,984
Inghams Group Ltd.	13,930	32,989
Insignia Financial Ltd.(2)	13,792	21,266
Insurance Australia Group Ltd.	12,174	49,142
James Hardie Industries PLC(1)	6,354	251,335
JB Hi-Fi Ltd.	3,824	153,250
Jervois Global Ltd.(1)(2)	11,618	189
Johns Lyng Group Ltd.(2)	4,602	18,859
Judo Capital Holdings Ltd.(1)	5,674	4,608
Jumbo Interactive Ltd.	936	11,037
Jupiter Mines Ltd.	20,273	2,372
Karoon Energy Ltd.(1)	50,463	63,589
73

Avantis International Equity Fund
	Shares	Value
Lendlease Corp. Ltd.	13,960	$58,317
Leo Lithium Ltd.(1)(2)	33,200	8,179
Lifestyle Communities Ltd.(2)	1,709	17,089
Link Administration Holdings Ltd.	16,737	23,976
Lovisa Holdings Ltd.(2)	2,065	43,726
Lynas Rare Earths Ltd.(1)	10,025	38,144
Macmahon Holdings Ltd.	6,093	754
Macquarie Group Ltd.	2,946	374,081
Magellan Financial Group Ltd.	8,366	44,272
Mayne Pharma Group Ltd.(1)	2,120	9,367
McMillan Shakespeare Ltd.	2,289	32,591
Medibank Pvt Ltd.	41,677	97,398
Metcash Ltd.	20,914	50,548
Mineral Resources Ltd.	2,550	110,655
MMA Offshore Ltd.(1)	19,522	27,187
Monadelphous Group Ltd.	3,593	33,065
Mount Gibson Iron Ltd.(1)	15,532	5,000
Myer Holdings Ltd.(2)	36,580	19,402
MyState Ltd.	613	1,268
National Australia Bank Ltd.	30,367	674,728
Netwealth Group Ltd.	1,149	14,330
New Energy Solar(1)	2,331	95
New Hope Corp. Ltd.	28,128	86,146
NEXTDC Ltd.(1)	3,651	42,034
nib holdings Ltd.	9,988	47,621
Nick Scali Ltd.(2)	2,166	20,650
Nine Entertainment Co. Holdings Ltd.(2)	24,862	27,835
Northern Star Resources Ltd.	11,867	98,646
NRW Holdings Ltd.	21,026	40,846
Nufarm Ltd.	11,295	42,353
OFX Group Ltd.(1)	3,710	3,676
Omni Bridgeway Ltd.(1)	6,182	6,770
oOh!media Ltd.	5,524	6,632
Orica Ltd.	13,223	147,356
Origin Energy Ltd.	26,182	152,953
Orora Ltd.	24,080	42,017
Pacific Current Group Ltd.	220	1,483
Paladin Energy Ltd.(1)	44,959	36,341
Peet Ltd.	1,161	890
Perenti Ltd.(1)	35,469	21,007
Perseus Mining Ltd.	58,475	66,157
PEXA Group Ltd.(1)	1,176	9,802
Pilbara Minerals Ltd.(2)	87,326	238,469
Platinum Asset Management Ltd.	17,853	11,940
Premier Investments Ltd.	2,657	52,296
Pro Medicus Ltd.	793	53,772
PWR Holdings Ltd.	1,505	12,116
Qantas Airways Ltd.(1)	10,546	35,252
QBE Insurance Group Ltd.	21,421	241,093
Qube Holdings Ltd.	39,527	83,683
Ramelius Resources Ltd.	59,115	55,125
74

Avantis International Equity Fund
	Shares	Value
Ramsay Health Care Ltd.	1,299	$46,342
REA Group Ltd.	612	77,399
Red 5 Ltd.(1)	101,401	21,667
Reece Ltd.	610	10,681
Regis Resources Ltd.(1)	36,080	42,199
Resimac Group Ltd.	2,359	1,565
Resolute Mining Ltd.(1)	111,229	24,084
Ridley Corp. Ltd.	9,738	15,225
Rio Tinto Ltd.	4,758	383,157
Sandfire Resources Ltd.(1)	16,560	81,677
Santos Ltd.	76,932	354,236
SEEK Ltd.	1,698	29,078
Select Harvests Ltd.(1)(2)	1,691	4,852
Seven Group Holdings Ltd.(2)	1,190	29,866
Seven West Media Ltd.(1)	35,885	4,907
Sierra Rutile Holdings Ltd.(1)(2)	7,537	413
Sigma Healthcare Ltd.	23,896	17,834
Silver Lake Resources Ltd.(1)	51,139	35,584
Sims Ltd.	3,753	29,890
SiteMinder Ltd.(1)(2)	7,630	26,790
SmartGroup Corp. Ltd.	213	1,521
Solvar Ltd.(2)	3,577	2,577
Sonic Healthcare Ltd.	9,045	175,525
South32 Ltd.	78,181	149,769
Southern Cross Media Group Ltd.	4,053	2,423
St Barbara Ltd.(1)	9,352	908
Stanmore Resources Ltd.	13,354	28,952
Star Entertainment Group Ltd.(1)	59,748	20,219
Steadfast Group Ltd.	4,527	17,060
Suncorp Group Ltd.	13,317	132,625
Super Retail Group Ltd.	7,016	74,677
Syrah Resources Ltd.(1)(2)	10,036	3,997
Technology One Ltd.	6,561	72,531
Telstra Group Ltd.	46,157	114,687
TPG Telecom Ltd.	527	1,608
Transurban Group	17,713	156,091
Treasury Wine Estates Ltd.	8,166	65,560
Tuas Ltd.(1)	517	1,098
Ventia Services Group Pty. Ltd.	4,120	10,155
Viva Energy Group Ltd.	31,180	74,454
Washington H Soul Pattinson & Co. Ltd.	3,245	72,995
Webjet Ltd.(1)(2)	4,563	20,699
Wesfarmers Ltd.	13,222	573,884
West African Resources Ltd.(1)(2)	32,437	18,462
Westgold Resources Ltd.(1)	31,395	39,772
Westpac Banking Corp.	39,310	674,530
Whitehaven Coal Ltd.	34,611	155,823
WiseTech Global Ltd.	468	28,868
Woodside Energy Group Ltd.	14,051	277,209
Woodside Energy Group Ltd., ADR(2)	5,413	106,744
Woolworths Group Ltd.	13,779	292,495
75

Avantis International Equity Fund
	Shares	Value
Worley Ltd.	1,148	$12,505
Xero Ltd.(1)	581	48,321
Yancoal Australia Ltd.(2)	14,124	54,743
		15,822,745
Austria — 0.3%
ANDRITZ AG	554	34,859
AT&S Austria Technologie & Systemtechnik AG	1,130	22,958
BAWAG Group AG(1)	552	31,262
CA Immobilien Anlagen AG	255	8,191
DO & Co. AG	175	27,221
Erste Group Bank AG	2,736	109,394
Eurotelesites AG(1)	616	2,435
EVN AG	1,107	28,720
Immofinanz AG(1)	996	22,622
Lenzing AG(1)	128	4,008
Oesterreichische Post AG	665	21,533
OMV AG	1,372	60,458
Porr AG	59	865
Raiffeisen Bank International AG	3,020	62,909
Semperit AG Holding	239	3,245
Telekom Austria AG(1)	2,467	19,573
UNIQA Insurance Group AG	1,663	14,559
Verbund AG	551	39,887
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	6,882
voestalpine AG	1,471	40,187
Wienerberger AG	1,008	35,224
		596,992
Belgium — 0.9%
Ackermans & van Haaren NV	356	59,888
Ageas SA	3,675	156,186
AGFA-Gevaert NV(1)	2,083	2,330
Anheuser-Busch InBev SA, ADR(2)	4,290	258,987
Argenx SE, ADR(1)	254	96,523
Bekaert SA	1,481	73,441
bpost SA	3,655	13,710
Cie d'Entreprises CFE	208	1,674
Colruyt Group NV	1,857	89,202
Deceuninck NV	1,645	3,997
Deme Group NV	208	28,858
D'ieteren Group	333	64,342
Elia Group SA	357	39,712
Euronav NV	4,515	79,848
EVS Broadcast Equipment SA	45	1,633
Fagron	2,461	47,889
Galapagos NV, ADR(1)	686	24,085
Gimv NV	622	29,810
KBC Ancora	1,121	52,699
KBC Group NV	3,497	246,339
Kinepolis Group NV(2)	280	13,130
Lotus Bakeries NV	8	75,281
Melexis NV	511	43,022
76

Avantis International Equity Fund
	Shares	Value
Proximus SADP	5,194	$43,479
Recticel SA(2)	118	1,474
Solvay SA(2)	3,592	91,587
Syensqo SA(1)	1,500	133,927
Tessenderlo Group SA	527	14,069
UCB SA	1,607	185,415
Umicore SA	3,887	81,345
VGP NV	302	33,215
		2,087,097
Canada — 10.2%
ADENTRA, Inc.	1,000	27,278
Advantage Energy Ltd.(1)	9,400	69,540
Aecon Group, Inc.	3,160	33,133
Africa Oil Corp.(2)	8,100	12,474
Ag Growth International, Inc.	500	20,841
AGF Management Ltd., Class B	1,000	5,990
Agnico Eagle Mines Ltd.	5,285	253,473
Air Canada(1)	900	12,016
Alamos Gold, Inc., Class A	6,700	79,038
Alaris Equity Partners Income	100	1,194
Algoma Steel Group, Inc.(2)	3,600	29,179
Algonquin Power & Utilities Corp.(2)	5,800	33,890
Alimentation Couche-Tard, Inc.	6,000	372,118
AltaGas Ltd.	1,300	27,865
Altius Minerals Corp.	500	6,558
Andlauer Healthcare Group, Inc.	600	17,817
ARC Resources Ltd.	19,588	333,840
Argonaut Gold, Inc.(1)	5,100	864
Aris Mining Corp.(1)	2,600	7,280
Aritzia, Inc.(1)	2,200	58,179
Atco Ltd., Class I(2)	2,000	54,777
Athabasca Oil Corp.(1)(2)	23,500	85,193
Atrium Mortgage Investment Corp.(2)	700	5,782
AutoCanada, Inc.(1)(2)	1,000	15,776
B2Gold Corp.	34,153	82,290
Ballard Power Systems, Inc.(1)	2,100	6,654
Bank of Montreal(2)	5,973	540,635
Bank of Nova Scotia(2)	12,839	622,580
Barrick Gold Corp.	14,651	213,641
Bausch Health Cos., Inc.(1)	920	8,657
Baytex Energy Corp.(2)	19,550	62,374
BCE, Inc.	600	22,264
Birchcliff Energy Ltd.(2)	12,327	49,048
Bird Construction, Inc.	2,700	33,900
Bitfarms Ltd.(1)(2)	6,900	19,777
Black Diamond Group Ltd.	2,000	14,162
Bombardier, Inc., Class B(1)	584	21,154
Bonterra Energy Corp.(1)(2)	1,100	4,036
Boralex, Inc., A Shares(2)	3,000	65,940
Boyd Group Services, Inc.	299	70,172
Brookfield Asset Management Ltd., Class A(2)	1,715	69,894
77

Avantis International Equity Fund
	Shares	Value
Brookfield Corp.	5,850	$241,388
Brookfield Reinsurance Ltd.(1)	211	8,595
Brookfield Renewable Corp., Class A	700	16,619
BRP, Inc.	600	39,604
CAE, Inc.(1)	3,500	65,350
Calfrac Well Services Ltd.(1)	1,600	5,824
Calibre Mining Corp.(1)	12,100	13,819
Cameco Corp.	3,000	121,578
Canacol Energy Ltd.(2)	419	1,609
Canada Goose Holdings, Inc.(1)(2)	600	8,174
Canadian Imperial Bank of Commerce	12,006	568,121
Canadian National Railway Co.	3,732	483,896
Canadian Natural Resources Ltd.	12,400	863,793
Canadian Pacific Kansas City Ltd.	3,500	297,171
Canadian Tire Corp. Ltd., Class A(2)	700	71,230
Canadian Utilities Ltd., A Shares	2,500	56,294
Canadian Western Bank(2)	3,400	72,627
Canfor Corp.(1)	1,800	21,924
Capital Power Corp.	3,600	101,728
Capstone Copper Corp.(1)	9,500	49,840
Cardinal Energy Ltd.(2)	4,800	23,414
Cargojet, Inc.(2)	300	24,477
Cascades, Inc.	4,200	32,556
CCL Industries, Inc., Class B	1,800	91,754
Celestica, Inc.(1)	3,800	161,503
Cenovus Energy, Inc.	23,538	410,178
Centerra Gold, Inc.	6,800	34,122
CES Energy Solutions Corp.	13,800	43,419
CGI, Inc.(1)	1,700	195,184
Chorus Aviation, Inc.(1)(2)	1,800	2,772
CI Financial Corp.	3,100	38,649
Cogeco Communications, Inc.(2)	300	13,201
Cogeco, Inc.(2)	100	4,232
Colliers International Group, Inc.	200	23,274
Computer Modelling Group Ltd.	2,700	20,094
Constellation Software, Inc.	100	278,406
Corus Entertainment, Inc., B Shares(2)	2,600	1,360
Crescent Point Energy Corp.(2)	24,817	180,850
Crew Energy, Inc.(1)(2)	8,600	28,389
Definity Financial Corp.	1,800	60,864
Descartes Systems Group, Inc.(1)	900	78,007
Docebo, Inc.(1)	400	21,834
Dollarama, Inc.	3,000	232,060
Doman Building Materials Group Ltd.	4,300	25,696
Dorel Industries, Inc., Class B(1)(2)	500	2,211
DREAM Unlimited Corp., Class A(2)	400	6,066
Dundee Precious Metals, Inc.	4,590	31,048
Eldorado Gold Corp.(1)	6,000	62,381
Element Fleet Management Corp.	9,700	161,887
Emera, Inc.	3,800	133,279
Empire Co. Ltd., Class A	4,000	101,359
78

Avantis International Equity Fund
	Shares	Value
Enbridge, Inc.	8,100	$278,425
Enerflex Ltd.	4,000	23,284
Enerplus Corp.	8,548	151,479
Enghouse Systems Ltd.(2)	1,100	28,757
Ensign Energy Services, Inc.(1)(2)	8,600	13,244
EQB, Inc.	1,100	69,851
Equinox Gold Corp.(1)(2)	7,893	32,104
ERO Copper Corp.(1)(2)	2,600	44,293
Evertz Technologies Ltd.	400	4,112
Exco Technologies Ltd.	200	1,082
Extendicare, Inc.(2)	900	4,483
Fairfax Financial Holdings Ltd.	300	320,213
Finning International, Inc.	4,000	104,867
Firm Capital Mortgage Investment Corp.	600	5,124
First Majestic Silver Corp.(2)	6,000	27,012
First Mining Gold Corp.(1)	9,000	663
First National Financial Corp.(2)	400	11,851
First Quantum Minerals Ltd.	7,200	68,172
FirstService Corp.	400	65,826
Fission Uranium Corp.(1)	12,000	9,019
Fortis, Inc.	3,328	128,324
Fortuna Silver Mines, Inc.(1)(2)	7,799	21,205
Franco-Nevada Corp.	1,200	125,637
Freehold Royalties Ltd.(2)	4,800	48,667
Frontera Energy Corp.(1)	1,500	8,709
Galiano Gold, Inc.(1)(2)	1,100	1,046
Gear Energy Ltd.(2)	16,300	7,807
George Weston Ltd.	800	104,784
GFL Environmental, Inc.(2)	1,600	57,686
Gibson Energy, Inc.(2)	3,900	64,514
Gildan Activewear, Inc.	4,100	142,774
goeasy Ltd.	400	49,070
Great-West Lifeco, Inc.(2)	5,100	157,079
Headwater Exploration, Inc.	10,500	52,842
Heroux-Devtek, Inc.(1)	600	8,135
High Liner Foods, Inc.(2)	200	1,892
Hudbay Minerals, Inc.	10,962	64,537
Hut 8 Corp.(1)	1,899	16,147
Hydro One Ltd.	5,200	154,987
i-80 Gold Corp.(1)(2)	800	1,008
iA Financial Corp., Inc.	3,400	210,842
IAMGOLD Corp.(1)(2)	17,100	44,604
IGM Financial, Inc.(2)	600	15,761
Imperial Oil Ltd.	3,573	223,571
Innergex Renewable Energy, Inc.	2,300	14,320
Intact Financial Corp.	1,200	199,548
Interfor Corp.(1)	1,700	25,416
International Petroleum Corp.(1)(2)	3,727	39,243
Ivanhoe Mines Ltd., Class A(1)(2)	2,400	25,518
K92 Mining, Inc.(1)	3,300	13,641
Karora Resources, Inc.(1)	5,600	16,877
79

Avantis International Equity Fund
	Shares	Value
Kelt Exploration Ltd.(1)(2)	10,100	$43,536
Keyera Corp.	5,700	140,237
Kinross Gold Corp.	41,100	201,086
Knight Therapeutics, Inc.(1)	2,400	9,620
Labrador Iron Ore Royalty Corp.(2)	1,800	40,121
Largo, Inc.(1)(2)	700	1,259
Laurentian Bank of Canada(2)	1,000	19,438
Lightspeed Commerce, Inc.(1)(2)	1,300	18,248
Linamar Corp.	1,300	63,623
Loblaw Cos. Ltd.	2,100	223,810
Lumine Group, Inc.(1)	300	8,312
Lundin Gold, Inc.	3,300	38,443
Lundin Mining Corp.	11,400	90,132
Magna International, Inc.	5,700	314,074
Major Drilling Group International, Inc.(1)	3,271	18,872
Manulife Financial Corp.(2)	29,000	688,273
Martinrea International, Inc.	2,900	29,702
Mattr Corp.(1)	4,000	44,535
MCAN Mortgage Corp.	400	4,881
MDA Ltd.(1)	2,400	25,925
MEG Energy Corp.(1)	9,700	207,630
Methanex Corp.(2)	2,100	93,925
Metro, Inc.	2,500	135,357
MTY Food Group, Inc.	200	7,442
Mullen Group Ltd.	2,800	30,947
National Bank of Canada(2)	5,400	421,488
New Gold, Inc.(1)	28,300	34,615
North American Construction Group Ltd.	1,300	32,549
North West Co., Inc.	1,300	38,613
Northland Power, Inc.(2)	5,280	89,482
Nutrien Ltd.	6,500	339,285
NuVista Energy Ltd.(1)	6,900	59,180
Obsidian Energy Ltd.(1)(2)	3,300	23,392
OceanaGold Corp.	18,400	30,505
Onex Corp.	1,200	89,367
Open Text Corp.(2)	3,000	115,367
Osisko Gold Royalties Ltd.(2)	3,000	43,812
Osisko Mining, Inc.(1)	1,400	2,558
Pan American Silver Corp.(2)	6,162	76,460
Paramount Resources Ltd., A Shares(2)	3,000	65,807
Parex Resources, Inc.	4,600	74,229
Park Lawn Corp.(2)	1,400	19,641
Parkland Corp.	4,000	127,945
Pason Systems, Inc.	3,200	32,633
Pembina Pipeline Corp.	5,400	187,925
PetroTal Corp.(1)(2)	18,500	10,087
Peyto Exploration & Development Corp.(2)	8,400	87,209
PHX Energy Services Corp.	3,300	21,933
Pine Cliff Energy Ltd.(2)	6,700	5,579
Pizza Pizza Royalty Corp.	200	2,107
Polaris Renewable Energy, Inc.	400	3,463
80

Avantis International Equity Fund
	Shares	Value
Power Corp. of Canada	2,705	$78,151
PrairieSky Royalty Ltd.	2,300	41,063
Precision Drilling Corp.(1)	800	47,523
Premium Brands Holdings Corp.(2)	600	39,670
Quarterhill, Inc.(2)	800	1,008
Quebecor, Inc., Class B	1,800	42,097
RB Global, Inc.	1,400	105,623
Real Matters, Inc.(1)(2)	3,450	15,380
Restaurant Brands International, Inc.	2,200	170,826
Richelieu Hardware Ltd.	1,300	41,802
Rogers Communications, Inc., Class B	3,400	150,465
Royal Bank of Canada(2)	10,896	1,058,168
Russel Metals, Inc.(2)	3,000	98,302
Sandstorm Gold Ltd.(2)	2,900	12,201
Saputo, Inc.	1,800	36,619
Secure Energy Services, Inc.	11,300	94,836
Shopify, Inc., Class A(1)	4,400	336,172
Sienna Senior Living, Inc.(2)	100	980
Silvercorp Metals, Inc.	5,300	12,731
SilverCrest Metals, Inc.(1)(2)	6,200	31,385
Sleep Country Canada Holdings, Inc.(2)	600	12,666
SNC-Lavalin Group, Inc.	1,200	40,559
Softchoice Corp.	1,100	14,217
Spartan Delta Corp.(2)	4,800	11,353
Spin Master Corp., VTG Shares	1,000	23,807
SSR Mining, Inc.(2)	2,809	12,046
Stantec, Inc.	1,700	141,947
Stelco Holdings, Inc.(2)	1,300	38,651
Strathcona Resources Ltd.(1)	271	4,717
Sun Life Financial, Inc.	4,700	249,623
Suncor Energy, Inc.	20,766	713,494
Superior Plus Corp.(2)	3,300	23,221
Surge Energy, Inc.(2)	5,700	28,560
Tamarack Valley Energy Ltd.(2)	30,100	74,521
Taseko Mines Ltd.(1)(2)	3,500	5,493
TC Energy Corp.	10,786	426,624
Teck Resources Ltd., Class B	8,300	318,937
TELUS Corp.	3,300	57,555
TELUS Corp.(1)	134	2,337
TFI International, Inc.	1,000	147,751
Thomson Reuters Corp.	700	110,502
Tidewater Midstream & Infrastructure Ltd.(2)	8,200	5,015
Timbercreek Financial Corp.(2)	1,500	8,466
TMX Group Ltd.	1,500	39,347
Topaz Energy Corp.	2,100	31,009
Torex Gold Resources, Inc.(1)	3,738	39,111
Toromont Industries Ltd.	1,000	91,847
Toronto-Dominion Bank	13,865	832,523
Total Energy Services, Inc.	1,600	11,200
Tourmaline Oil Corp.	7,400	334,899
TransAlta Corp.(2)	4,800	32,928
81

Avantis International Equity Fund
	Shares	Value
Transcontinental, Inc., Class A	1,260	$13,313
Trican Well Service Ltd.	13,400	41,074
Tricon Residential, Inc.(2)	5,288	58,797
Valeura Energy, Inc.(1)(2)	8,900	25,772
Vermilion Energy, Inc.	6,933	77,036
Victoria Gold Corp.(1)	1,300	5,086
Viemed Healthcare, Inc.(1)	200	1,693
Wajax Corp.	500	12,559
Wesdome Gold Mines Ltd.(1)	2,200	14,670
West Fraser Timber Co. Ltd.	1,572	126,511
Western Forest Products, Inc.(2)	5,500	2,513
Westshore Terminals Investment Corp.(2)	600	11,238
Wheaton Precious Metals Corp.	2,600	107,150
Whitecap Resources, Inc.(2)	22,696	157,533
Winpak Ltd.	500	14,844
WSP Global, Inc.	1,000	158,730
Yangarra Resources Ltd.(1)	4,100	3,504
		24,081,645
Denmark — 3.0%
Alm Brand AS	21,735	41,003
Ambu AS, Class B(1)	1,513	26,474
AP Moller - Maersk AS, A Shares	64	86,936
AP Moller - Maersk AS, B Shares	106	150,429
Bang & Olufsen AS(1)	1,614	2,228
Bavarian Nordic AS(1)	1,131	25,644
Carlsberg AS, B Shares	546	76,267
cBrain AS	582	29,030
Chemometec AS	181	12,886
Coloplast AS, B Shares	598	79,434
D/S Norden AS	1,124	50,519
Danske Bank AS	6,761	198,910
Demant AS(1)	632	31,687
Dfds AS	1,450	43,789
DSV AS	825	132,372
Genmab AS, ADR(1)	5,400	149,958
GN Store Nord AS(1)	283	6,624
H Lundbeck AS	3,924	18,998
H Lundbeck AS, A Shares	981	4,257
H&H International AS, B Shares(1)	331	3,362
ISS AS	387	6,959
Jyske Bank AS	1,112	90,021
Nilfisk Holding AS(1)	257	4,791
NKT AS(1)	2,015	151,639
NNIT AS(1)	254	3,805
Novo Nordisk AS, ADR	36,035	4,315,912
Novozymes AS, B Shares	4,199	236,857
Orsted AS	1,620	90,723
Pandora AS	1,550	250,666
Per Aarsleff Holding AS	1,039	49,490
Ringkjoebing Landbobank AS	587	100,723
Rockwool AS, B Shares	198	63,370
82

Avantis International Equity Fund
	Shares	Value
Royal Unibrew AS	767	$49,819
Schouw & Co. AS	303	25,966
Solar AS, B Shares	136	7,431
SP Group AS	96	2,602
Spar Nord Bank AS	2,302	40,550
Sydbank AS	1,368	73,444
Topdanmark AS	1,561	70,225
TORM PLC, Class A	2,330	79,832
Tryg AS	3,291	69,987
Vestas Wind Systems AS(1)	7,599	211,769
		7,167,388
Finland — 0.9%
Aktia Bank OYJ	500	4,963
Anora Group OYJ(2)	109	578
Cargotec OYJ, B Shares	1,209	81,796
Citycon OYJ(1)	1,917	8,163
Elisa OYJ	1,925	86,698
Finnair OYJ(1)	25,656	855
Fortum OYJ	6,246	78,063
Harvia OYJ	623	22,421
HKScan OYJ, A Shares(1)(2)	1,333	1,013
Huhtamaki OYJ(2)	3,015	118,378
Kemira OYJ	4,309	77,630
Kesko OYJ, B Shares	6,732	128,713
Kojamo OYJ	4,915	54,505
Kone OYJ, B Shares	1,921	94,055
Konecranes OYJ	1,368	70,493
Mandatum OYJ(1)	13,826	60,739
Marimekko OYJ	1,820	23,247
Metsa Board OYJ, Class B(2)	4,677	35,165
Metso OYJ	5,694	60,907
Musti Group OYJ(1)	248	7,004
Neste OYJ	4,663	127,823
Nokia OYJ, ADR	40,666	143,551
Nokian Renkaat OYJ(2)	6,290	57,445
Oriola OYJ, B Shares	441	529
Orion OYJ, Class B	909	35,738
Outokumpu OYJ(2)	13,599	60,237
Puuilo OYJ	3,266	33,531
QT Group OYJ(1)	801	67,761
Revenio Group OYJ	298	8,350
Sampo OYJ, A Shares	4,086	182,835
Sanoma OYJ	490	3,523
Stora Enso OYJ, R Shares	10,462	132,277
TietoEVRY OYJ	97	2,264
Tokmanni Group Corp.(2)	2,347	39,722
UPM-Kymmene OYJ	6,855	229,433
Valmet OYJ(2)	1,331	34,889
Wartsila OYJ Abp	3,629	56,180
YIT OYJ(2)	5,343	9,284
		2,240,758
83

Avantis International Equity Fund
	Shares	Value
France — 9.7%
ABC arbitrage	396	$1,541
Accor SA	2,378	103,295
Aeroports de Paris SA	732	99,648
Air France-KLM(1)	804	9,076
Air Liquide SA	5,577	1,133,540
Airbus SE	4,602	761,442
AKWEL SADIR	46	711
ALD SA	4,580	28,085
Alstom SA(2)	1,620	21,652
Alten SA	482	70,805
Amundi SA	870	57,325
Aperam SA	1,478	45,197
ArcelorMittal SA, NY Shares	12,738	332,207
Arkema SA	2,469	255,917
Aubay	27	1,202
AXA SA	17,284	615,343
Beneteau SACA	1,248	16,714
Bigben Interactive(1)	62	178
BioMerieux	776	84,824
BNP Paribas SA	10,433	626,189
Bollore SE	12,196	83,637
Bonduelle SCA(2)	188	2,012
Bouygues SA	4,662	184,362
Bureau Veritas SA	5,500	159,811
Capgemini SE	984	239,352
Carrefour SA	13,100	220,098
Cellectis SA, ADR(1)	316	803
Cie de Saint-Gobain SA	10,452	805,751
Cie des Alpes	1,031	14,746
Cie Generale des Etablissements Michelin SCA	21,585	798,784
Cie Plastic Omnium SE	2,929	34,973
Clariane SE	780	1,674
Coface SA	4,209	60,427
Credit Agricole SA	19,596	265,778
Danone SA	3,575	228,125
Dassault Aviation SA	775	153,213
Dassault Systemes SE	3,545	166,122
Derichebourg SA	3,292	14,966
Edenred SE	1,558	77,095
Eiffage SA	2,632	286,619
Elis SA	536	12,243
Engie SA	29,235	469,116
Eramet SA	355	24,011
Esker SA	87	15,122
EssilorLuxottica SA	1,485	315,316
Esso SA Francaise	168	13,963
Etablissements Maurel et Prom SA	4,068	22,042
Eurazeo SE	1,052	89,000
Euroapi SA(1)	956	3,987
Eurofins Scientific SE	790	47,213
84

Avantis International Equity Fund
	Shares	Value
Euronext NV	633	$58,338
Eutelsat Communications SACA(1)(2)	11,276	41,931
Fnac Darty SA(2)	114	3,389
Focus Entertainment(1)	53	703
Forvia SE(1)	2,984	42,568
Gaztransport Et Technigaz SA	1,596	246,731
Getlink SE	12,478	213,043
Hermes International SCA	238	595,557
ID Logistics Group SACA(1)	79	28,087
Imerys SA	922	29,185
Infotel SA	51	2,414
Interparfums SA	522	29,116
Ipsen SA	1,641	180,269
IPSOS SA	281	19,604
Jacquet Metals SACA	231	4,616
JCDecaux SE(1)	1,994	41,187
Kaufman & Broad SA	830	24,857
Kering SA	971	447,269
La Francaise De L'energie SACA(1)(2)	281	12,247
La Francaise des Jeux SAEM	2,967	124,324
Legrand SA	2,055	208,133
LISI SA	253	6,487
L'Oreal SA	828	395,510
LVMH Moet Hennessy Louis Vuitton SE	1,863	1,700,425
Maisons du Monde SA	672	3,109
Manitou BF SA	243	5,807
Mersen SA	1,007	38,241
Metropole Television SA	937	12,765
Nacon SA(1)	39	57
Neoen SA	1,136	28,469
Nexans SA	811	83,585
Nexity SA	2,710	31,095
Novacyt SA(1)	1,610	896
Orange SA, ADR	36,483	419,554
Pernod Ricard SA	1,518	253,709
Pluxee NV(1)	1,206	34,457
Publicis Groupe SA	1,513	160,084
Remy Cointreau SA	170	18,014
Renault SA	7,778	324,759
Rexel SA	4,202	107,870
Rubis SCA	1,660	43,657
Safran SA	5,802	1,216,624
Sanofi SA, ADR	13,322	637,458
Sartorius Stedim Biotech	148	40,737
Schneider Electric SE	1,705	387,533
SCOR SE	3,696	112,781
SEB SA	778	92,199
SES SA	16,651	107,832
SMCP SA(1)(2)	707	1,970
Societe BIC SA	586	42,339
Societe Generale SA	13,812	335,433
85

Avantis International Equity Fund
	Shares	Value
Societe pour l'Informatique Industrielle	264	$19,973
Sodexo SA	1,206	96,132
SOITEC(1)	672	98,385
Solutions 30 SE(1)(2)	1,773	4,081
Sopra Steria Group	213	54,616
SPIE SA	1,881	62,654
STMicroelectronics NV, NY Shares	10,355	472,395
Technip Energies NV	1,372	29,837
Teleperformance SE	503	62,451
Television Francaise 1 SA(2)	741	6,787
Thales SA	1,288	191,028
TotalEnergies SE, ADR(2)	26,608	1,704,775
Trigano SA(2)	377	61,076
Ubisoft Entertainment SA(1)	5,384	123,586
Valeo SE	8,649	99,810
Vallourec SACA(1)	7,735	117,347
Veolia Environnement SA	4,951	153,473
Verallia SA	3,007	111,238
Vicat SACA	827	31,663
Vinci SA	8,929	1,144,181
Virbac SACA	6	2,153
Vivendi SE	12,173	136,029
VusionGroup(1)(2)	151	23,466
Wavestone	105	6,357
Worldline SA(1)	673	7,747
X-Fab Silicon Foundries SE(1)	3,679	28,732
		22,922,248
Germany — 7.2%
1&1 AG	1,290	23,857
7C Solarparken AG	2,864	9,800
Adesso SE	58	7,198
adidas AG	2,173	439,555
ADLER Group SA(1)	223	54
Allianz SE	3,221	884,665
Amadeus Fire AG	60	7,069
Aroundtown SA(1)	26,921	47,467
Atoss Software AG	106	27,465
AURELIUS Equity Opportunities SE & Co. KGaA(1)	862	14,310
Aurubis AG	774	49,078
Auto1 Group SE(1)	2,268	8,508
BASF SE	12,506	637,018
Bayer AG	3,376	102,003
Bayerische Motoren Werke AG	3,778	446,892
Bayerische Motoren Werke AG, Preference Shares	926	101,521
BayWa AG	414	12,805
Bechtle AG	2,619	135,127
Beiersdorf AG	936	134,167
Bertrandt AG	99	4,512
Bijou Brigitte AG	20	850
Bilfinger SE	1,000	46,083
Borussia Dortmund GmbH & Co. KGaA(1)	4,118	15,095
86

Avantis International Equity Fund
	Shares	Value
BRANICKS Group AG	312	$420
Brenntag SE	3,293	300,665
CANCOM SE	635	18,747
Carl Zeiss Meditec AG, Bearer Shares	459	56,366
Ceconomy AG(1)	4,325	9,354
Cewe Stiftung & Co. KGaA	242	26,702
Commerzbank AG	22,127	256,140
CompuGroup Medical SE & Co. KGaA	693	22,016
Continental AG	3,023	242,491
Covestro AG(1)	5,389	293,311
CTS Eventim AG & Co. KGaA	1,155	90,957
Daimler Truck Holding AG	9,532	389,424
Delivery Hero SE(1)	1,180	27,295
Dermapharm Holding SE	489	19,477
Deutsche Bank AG	34,693	465,927
Deutsche Beteiligungs AG	216	5,909
Deutsche Boerse AG	1,976	413,670
Deutsche Lufthansa AG(1)	19,192	149,253
Deutsche Pfandbriefbank AG(2)	2,973	12,385
Deutsche Post AG	11,398	529,255
Deutsche Telekom AG	29,880	710,217
Deutz AG	2,787	17,341
Dr Ing hc F Porsche AG, Preference Shares	336	31,416
Draegerwerk AG & Co. KGaA	78	3,481
Draegerwerk AG & Co. KGaA, Preference Shares	416	21,660
E.ON SE	24,831	317,074
Elmos Semiconductor SE	204	16,182
ElringKlinger AG	121	680
Encavis AG(1)	3,168	37,864
Energiekontor AG	210	15,186
Evonik Industries AG	4,934	91,078
Fielmann Group AG	995	47,134
flatexDEGIRO AG(1)	3,655	38,269
Fraport AG Frankfurt Airport Services Worldwide(1)	927	51,591
Freenet AG	1,980	53,381
Fresenius Medical Care AG, ADR	1,743	33,483
Fresenius SE & Co. KGaA	368	10,306
FUCHS SE, Preference Shares	2,064	87,942
GEA Group AG	4,303	173,568
Gerresheimer AG	984	115,373
Grand City Properties SA(1)	1,895	17,667
Grenke AG	746	18,308
Hamburger Hafen und Logistik AG(1)	771	13,679
Hannover Rueck SE	594	152,484
Heidelberg Materials AG	2,478	240,611
Heidelberger Druckmaschinen AG(1)	3,633	4,019
HelloFresh SE(1)	5,544	76,958
Henkel AG & Co. KGaA	460	31,035
Henkel AG & Co. KGaA, Preference Shares	1,106	83,209
Hensoldt AG	1,277	46,529
HOCHTIEF AG	490	58,134
87

Avantis International Equity Fund
	Shares	Value
Hornbach Holding AG & Co. KGaA	279	$20,812
HUGO BOSS AG	1,887	128,487
Indus Holding AG	450	11,050
Infineon Technologies AG	15,790	566,949
Init Innovation in Traffic Systems SE	40	1,276
Instone Real Estate Group SE	786	6,668
JOST Werke SE	365	19,085
Jungheinrich AG, Preference Shares	1,935	60,413
K&S AG	6,264	87,441
KION Group AG	2,271	114,745
Knorr-Bremse AG	1,835	128,468
Koenig & Bauer AG(1)	246	2,792
Kontron AG	1,638	37,796
Krones AG	571	70,598
KSB SE & Co. KGaA, Preference Shares	15	9,318
KWS Saat SE & Co. KGaA	122	6,128
Lang & Schwarz AG	141	1,564
Lanxess AG	1,807	45,673
LEG Immobilien SE(1)	971	71,523
Leifheit AG	4	62
Mercedes-Benz Group AG	7,217	575,085
Merck KGaA	375	63,805
METRO AG	5,078	28,344
MLP SE	786	4,533
MTU Aero Engines AG	890	214,089
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	638,300
Mutares SE & Co. KGaA	990	37,503
Nagarro SE(1)	105	9,347
Nemetschek SE	986	94,457
New Work SE	30	2,037
Norma Group SE	783	11,875
Northern Data AG(1)	494	16,586
OHB SE(1)	22	1,038
Patrizia SE	274	2,192
Pfeiffer Vacuum Technology AG	80	13,547
Porsche Automobil Holding SE, Preference Shares	2,508	134,077
ProSiebenSat.1 Media SE	1,940	12,729
publity AG(1)	24	259
Puma SE	1,119	51,467
Qiagen NV(1)	1,260	53,915
Rational AG	74	60,893
Rheinmetall AG	989	453,809
RTL Group SA	47	1,735
RWE AG	6,374	213,512
SAF-Holland SE	2,776	52,643
Salzgitter AG	583	14,960
SAP SE, ADR	5,149	967,343
Sartorius AG, Preference Shares	245	92,789
Schaeffler AG, Preference Shares	4,079	29,694
Scout24 SE	760	55,263
SGL Carbon SE(1)(2)	2,080	13,653
88

Avantis International Equity Fund
	Shares	Value
Siemens AG	3,550	$702,789
Siemens Energy AG(1)	3,014	46,284
Siemens Healthineers AG(1)	1,492	89,545
Siltronic AG	860	80,449
SMA Solar Technology AG(1)	156	9,300
Stabilus SE	666	43,945
Steico SE	77	2,242
STO SE & Co. KGaA, Preference Shares	45	7,287
Stroeer SE & Co. KGaA	604	33,832
Suedzucker AG	1,714	24,244
SUESS MicroTec SE	1,027	42,674
Symrise AG	665	68,051
TAG Immobilien AG(1)(2)	4,674	57,143
Talanx AG	2,031	144,974
TeamViewer SE(1)	3,705	58,610
thyssenkrupp AG	17,983	91,965
UmweltBank AG	260	1,774
Uniper SE(1)	92	5,338
United Internet AG	3,698	89,541
Villeroy & Boch AG, Preference Shares	155	3,016
Volkswagen AG	355	55,871
Volkswagen AG, Preference Shares	2,039	276,898
Vonovia SE	12,683	353,972
Vossloh AG	341	15,103
Wacker Chemie AG	657	71,862
Wacker Neuson SE	447	8,048
Washtec AG	108	4,248
Wuestenrot & Wuerttembergische AG	218	3,165
Zalando SE(1)	3,630	76,823
		16,882,042
Hong Kong — 1.8%
AIA Group Ltd.	85,268	687,361
ASMPT Ltd.	7,100	87,078
AustAsia Group Ltd.(1)	2,080	340
Bank of East Asia Ltd.	47,800	59,701
BOC Hong Kong Holdings Ltd.	52,000	136,615
Bright Smart Securities & Commodities Group Ltd.	14,000	2,822
Budweiser Brewing Co. APAC Ltd.	14,200	22,890
Cafe de Coral Holdings Ltd.	16,000	16,917
Chow Sang Sang Holdings International Ltd.	5,000	6,138
CITIC Telecom International Holdings Ltd.	25,000	9,514
CK Asset Holdings Ltd.	20,906	96,168
CK Hutchison Holdings Ltd.	22,500	113,649
CK Infrastructure Holdings Ltd.	11,500	67,517
CLP Holdings Ltd.	26,000	216,375
Comba Telecom Systems Holdings Ltd.	18,000	1,378
Cowell e Holdings, Inc.(1)(2)	11,000	25,672
Dah Sing Banking Group Ltd.	16,800	10,619
Dah Sing Financial Holdings Ltd.	3,200	6,683
DFI Retail Group Holdings Ltd.	2,300	4,860
E-Commodities Holdings Ltd.	82,000	17,554
89

Avantis International Equity Fund
	Shares	Value
Esprit Holdings Ltd.(1)	5,100	$163
ESR Group Ltd.	7,800	10,393
Fairwood Holdings Ltd.	2,000	2,242
Far East Consortium International Ltd.(2)	16,500	2,403
First Pacific Co. Ltd.	24,000	9,669
Futu Holdings Ltd., ADR(1)	705	37,732
Galaxy Entertainment Group Ltd.	8,000	43,558
Giordano International Ltd.	52,000	13,416
Guotai Junan International Holdings Ltd.	40,000	2,804
Hang Lung Group Ltd.	28,000	32,557
Hang Lung Properties Ltd.	49,000	52,592
Hang Seng Bank Ltd.	5,000	56,971
Henderson Land Development Co. Ltd.	35,000	100,706
HK Electric Investments & HK Electric Investments Ltd.	28,500	17,461
HKT Trust & HKT Ltd.	41,000	49,989
Hong Kong & China Gas Co. Ltd.	52,332	40,349
Hong Kong Exchanges & Clearing Ltd.	4,700	144,753
Hong Kong Technology Venture Co. Ltd.(1)	27,000	6,880
Hongkong & Shanghai Hotels Ltd.(1)	1,000	690
Hongkong Land Holdings Ltd.	30,100	101,912
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	2,707
Hysan Development Co. Ltd.	18,000	29,428
IRC Ltd.(1)(2)	191,900	3,944
Jardine Matheson Holdings Ltd.	4,100	172,137
Johnson Electric Holdings Ltd.	17,000	23,123
K Wah International Holdings Ltd.	11,000	2,918
Kerry Logistics Network Ltd.	728	817
Kerry Properties Ltd.	23,000	37,795
Luk Fook Holdings International Ltd.	12,000	32,087
Man Wah Holdings Ltd.	44,400	28,712
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	16,944
MGM China Holdings Ltd.(1)	800	1,293
Modern Dental Group Ltd.	6,000	3,115
MTR Corp. Ltd.	23,000	76,090
New World Development Co. Ltd.	29,000	36,435
Oriental Watch Holdings(2)	24,828	11,788
Pacific Basin Shipping Ltd.	281,000	81,885
Pacific Century Premium Developments Ltd.(1)	2,268	65
Pacific Textiles Holdings Ltd.	12,000	1,901
PAX Global Technology Ltd.	25,000	19,346
PC Partner Group Ltd.	8,000	2,909
PCCW Ltd.	27,024	13,452
Perfect Medical Health Management Ltd.	7,000	2,951
Power Assets Holdings Ltd.	13,500	81,016
Sa Sa International Holdings Ltd.(1)(2)	4,000	485
Sands China Ltd.(1)	11,600	32,936
Shangri-La Asia Ltd.(1)	10,000	6,484
Shun Tak Holdings Ltd.(1)	58,000	6,144
Singamas Container Holdings Ltd.	96,000	7,117
Sino Land Co. Ltd.	76,408	82,287
SITC International Holdings Co. Ltd.	40,000	65,864
90

Avantis International Equity Fund
	Shares	Value
SJM Holdings Ltd.(1)(2)	17,500	$5,340
Stella International Holdings Ltd.	15,000	20,617
Sun Hung Kai & Co. Ltd.	10,000	2,909
Sun Hung Kai Properties Ltd.	17,500	176,090
Swire Pacific Ltd., Class A	13,500	111,833
Swire Properties Ltd.	12,600	25,918
Techtronic Industries Co. Ltd.	14,500	156,429
Texhong International Group Ltd.(1)	4,000	1,949
Texwinca Holdings Ltd.	4,000	414
Theme International Holdings Ltd.(1)(2)	80,000	4,081
United Energy Group Ltd.(2)	340,000	20,802
United Laboratories International Holdings Ltd.	54,000	58,486
Value Partners Group Ltd.	10,000	2,182
Vitasoy International Holdings Ltd.	6,000	5,461
VTech Holdings Ltd.	10,000	57,766
WH Group Ltd.	264,423	158,907
Wharf Real Estate Investment Co. Ltd.	20,000	66,603
Wynn Macau Ltd.(1)(2)	7,600	6,410
Xinyi Glass Holdings Ltd.	31,000	31,511
Yue Yuen Industrial Holdings Ltd.	30,000	31,270
		4,146,244
Ireland — 0.5%
AIB Group PLC	16,408	76,175
Bank of Ireland Group PLC	21,652	189,087
Cairn Homes PLC	18,229	28,699
Dalata Hotel Group PLC	6,843	33,375
FBD Holdings PLC	510	7,038
Glanbia PLC	4,457	80,807
Glenveagh Properties PLC(1)	34,927	42,782
ICON PLC(1)	296	94,904
Kerry Group PLC, A Shares	888	77,977
Kingspan Group PLC	1,815	164,128
Origin Enterprises PLC	6,048	20,702
Smurfit Kappa Group PLC	6,148	262,762
Uniphar PLC	1,590	4,668
		1,083,104
Israel — 0.9%
AFI Properties Ltd.(1)	174	7,998
Africa Israel Residences Ltd.	154	10,174
Airport City Ltd.(1)	717	12,116
Alony Hetz Properties & Investments Ltd.	3,723	27,338
Amot Investments Ltd.	2,002	10,236
Arad Investment & Industrial Development Ltd.(1)	133	2,902
Ashdod Refinery Ltd.	298	7,952
Ashtrom Group Ltd.	462	7,576
AudioCodes Ltd.	183	2,489
Azrieli Group Ltd.	424	30,772
Bank Hapoalim BM	13,673	130,970
Bank Leumi Le-Israel BM	11,663	97,790
Bezeq The Israeli Telecommunication Corp. Ltd.	30,094	40,641
Big Shopping Centers Ltd.(1)	257	28,465
91

Avantis International Equity Fund
	Shares	Value
Blue Square Real Estate Ltd.	143	$10,113
Caesarstone Ltd.(1)	67	296
Camtek Ltd.(1)	233	18,810
Carasso Motors Ltd.	1,555	7,941
Cellcom Israel Ltd.(1)	2,364	10,417
Check Point Software Technologies Ltd.(1)	666	106,840
Clal Insurance Enterprises Holdings Ltd.(1)	1,225	23,431
Cognyte Software Ltd.(1)	134	994
CyberArk Software Ltd.(1)	144	37,981
Danel Adir Yeoshua Ltd.	230	22,975
Delek Automotive Systems Ltd.	1,513	9,750
Delek Group Ltd.	352	47,536
Delta Galil Ltd.	164	7,739
Elbit Systems Ltd.	225	50,048
Electra Consumer Products 1970 Ltd.	158	3,971
Electra Ltd.	28	12,159
Electra Real Estate Ltd.	1,367	14,692
Energix-Renewable Energies Ltd.	6,124	22,990
Equital Ltd.(1)	507	16,382
Fattal Holdings 1998 Ltd.(1)	115	15,716
FIBI Holdings Ltd.	572	25,869
First International Bank Of Israel Ltd.	813	35,096
FMS Enterprises Migun Ltd.	27	1,053
Fox Wizel Ltd.	130	10,864
G City Ltd.(1)	640	2,010
Gav-Yam Lands Corp. Ltd.	433	3,426
Harel Insurance Investments & Financial Services Ltd.(1)	2,182	21,698
Hilan Ltd.	298	17,095
ICL Group Ltd.	12,646	67,167
IDI Insurance Co. Ltd.	30	992
Inmode Ltd.(1)	1,395	30,690
Inrom Construction Industries Ltd.	1,146	3,845
Isracard Ltd.	4,656	18,228
Israel Corp. Ltd.(1)	71	18,688
Israel Discount Bank Ltd., A Shares	22,658	118,216
Israel Land Development Co. Ltd.	808	7,303
Isras Holdings Ltd.(1)	133	11,376
Isras Investment Co. Ltd.	46	9,272
Ituran Location & Control Ltd.	393	10,265
Kamada Ltd.(1)	160	1,019
Kenon Holdings Ltd.	115	2,940
Kornit Digital Ltd.(1)	40	720
M Yochananof & Sons Ltd.	68	3,374
Matrix IT Ltd.	212	4,453
Mediterranean Towers Ltd.	327	888
Mega Or Holdings Ltd.	162	4,224
Melisron Ltd.	469	36,270
Menora Mivtachim Holdings Ltd.	483	13,504
Migdal Insurance & Financial Holdings Ltd.	14,966	19,774
Mivne Real Estate KD Ltd.	11,516	30,937
Mizrahi Tefahot Bank Ltd.	1,929	76,351
92

Avantis International Equity Fund
	Shares	Value
Monday.com Ltd.(1)	85	$18,956
Nano Dimension Ltd., ADR(1)	4,753	13,546
Neto Malinda Trading Ltd.(1)	370	5,141
Next Vision Stabilized Systems Ltd.	2,783	33,090
Nice Ltd., ADR(1)	301	73,790
Nova Ltd.(1)	378	64,613
Novolog Ltd.	5,599	2,241
Oil Refineries Ltd.	133,147	54,825
One Software Technologies Ltd.	600	8,243
Partner Communications Co. Ltd.(1)	3,082	15,015
Paz Oil Co. Ltd.	298	28,715
Perion Network Ltd.(1)	533	12,143
Phoenix Holdings Ltd.	2,948	31,799
Property & Building Corp. Ltd.(1)	45	2,588
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	16,479
Retailors Ltd.	194	4,446
Sapiens International Corp. NV	45	1,390
Scope Metals Group Ltd.(1)	181	5,926
Shapir Engineering & Industry Ltd.	1,813	11,022
Shikun & Binui Ltd.(1)	12,876	34,459
Shufersal Ltd.(1)	3,883	27,670
Strauss Group Ltd.(1)	509	10,098
Summit Real Estate Holdings Ltd.	420	5,623
Taro Pharmaceutical Industries Ltd.(1)	51	2,146
Tel Aviv Stock Exchange Ltd.	917	6,460
Tera Light Ltd.(1)	69	151
Teva Pharmaceutical Industries Ltd., ADR(1)	9,970	131,106
Tower Semiconductor Ltd.(1)	1,061	34,945
Wix.com Ltd.(1)	297	41,633
ZIM Integrated Shipping Services Ltd.	2,026	24,130
		2,188,196
Italy — 2.5%
A2A SpA	46,575	84,655
ACEA SpA(2)	668	9,926
Amplifon SpA	1,006	33,593
Arnoldo Mondadori Editore SpA	2,193	5,072
Ascopiave SpA	1,761	4,378
Assicurazioni Generali SpA	5,487	130,146
Azimut Holding SpA	3,385	97,081
Banca Generali SpA(2)	1,640	60,631
Banca IFIS SpA	489	8,890
Banca Mediolanum SpA	3,320	35,734
Banca Monte dei Paschi di Siena SpA(1)	8,457	34,618
Banca Popolare di Sondrio SpA	10,739	80,368
Banco BPM SpA	25,745	149,883
BFF Bank SpA	5,766	67,258
BPER Banca	38,499	154,567
Brembo SpA	1,664	20,595
Brunello Cucinelli SpA	360	43,234
Buzzi SpA	1,417	47,881
Carel Industries SpA(2)	333	7,702
93

Avantis International Equity Fund
	Shares	Value
Cementir Holding NV	699	$7,039
CIR SpA-Compagnie Industriali(1)	10,844	6,365
Credito Emiliano SpA	1,683	16,099
d'Amico International Shipping SA	4,527	31,097
Danieli & C Officine Meccaniche SpA	239	7,978
Danieli & C Officine Meccaniche SpA, Preference Shares	1,586	39,218
Davide Campari-Milano NV	2,453	24,874
De' Longhi SpA	2,128	65,494
DiaSorin SpA	42	4,239
Digital Bros SpA(1)(2)	352	3,456
Digital Value SpA(2)	81	5,080
doValue SpA(2)	489	1,094
Enav SpA	4,093	14,356
Enel SpA	34,142	217,247
Eni SpA, ADR(2)	14,471	444,983
ERG SpA	1,547	42,166
Ferrari NV	870	367,195
Fila SpA	2,447	22,600
Fincantieri SpA(1)(2)	35,815	18,832
FinecoBank Banca Fineco SpA	10,293	142,594
Hera SpA	29,062	100,450
Infrastrutture Wireless Italiane SpA	943	10,445
Interpump Group SpA	205	9,740
Intesa Sanpaolo SpA	101,613	323,577
Iren SpA	32,681	64,432
Italgas SpA	11,339	61,872
Iveco Group NV(1)	7,727	95,172
Leonardo SpA	4,135	88,407
Maire Tecnimont SpA	6,298	36,140
Mediobanca Banca di Credito Finanziario SpA	4,408	60,046
MFE-MediaForEurope NV, Class A	8,147	18,586
MFE-MediaForEurope NV, Class B(2)	1,530	4,831
Moncler SpA	1,518	109,458
Nexi SpA(1)	1,732	12,712
OVS SpA	9,129	21,748
Piaggio & C SpA	5,336	17,880
Poste Italiane SpA	7,484	87,782
Prysmian SpA	3,905	194,882
RAI Way SpA	2,481	12,863
Recordati Industria Chimica e Farmaceutica SpA	641	35,886
Saipem SpA(1)(2)	43,250	78,596
Salvatore Ferragamo SpA(2)	1,517	19,797
Sanlorenzo SpA(2)	180	8,043
Saras SpA	31,390	59,336
Sesa SpA(2)	216	26,772
Snam SpA	28,121	131,367
Stellantis NV	17,846	466,844
Technogym SpA	3,932	37,392
Telecom Italia SpA(1)(2)	49,767	14,962
Telecom Italia SpA, Preference Shares(1)	37,591	11,708
Tenaris SA, ADR	1,830	64,416
94

Avantis International Equity Fund
	Shares	Value
Terna - Rete Elettrica Nazionale	17,981	$140,863
UniCredit SpA	24,527	821,522
Unieuro SpA(2)	231	2,267
Unipol Gruppo SpA	5,271	42,395
Webuild SpA(2)	15,766	33,444
		5,884,851
Japan — 22.0%
77 Bank Ltd.	1,600	42,101
A&D HOLON Holdings Co. Ltd.	2,000	32,180
ABC-Mart, Inc.(2)	900	15,433
Acom Co. Ltd.	1,400	3,483
Adastria Co. Ltd.(2)	1,100	25,084
ADEKA Corp.	1,300	26,802
Advantest Corp.	2,900	136,520
Adventure, Inc.	200	4,914
Aeon Co. Ltd.(2)	9,200	219,668
Aeon Delight Co. Ltd.	1,100	25,134
AEON Financial Service Co. Ltd.(2)	3,500	30,564
Aeon Hokkaido Corp.(2)	3,200	18,996
Aeon Mall Co. Ltd.(2)	2,500	29,188
AGC, Inc.	3,800	135,884
Ai Holdings Corp.	100	1,584
Aica Kogyo Co. Ltd.	1,300	30,875
Aichi Financial Group, Inc.	1,966	35,584
Aichi Steel Corp.(2)	900	21,477
Aida Engineering Ltd.	200	1,150
Aiful Corp.	3,700	10,259
Ain Holdings, Inc.	400	12,665
Air Water, Inc.	4,100	59,155
Aisan Industry Co. Ltd.	1,000	10,440
Aisin Corp.	3,600	135,955
Ajinomoto Co., Inc.	2,900	106,666
Akatsuki, Inc.	100	1,722
Alconix Corp.	1,900	18,232
Alfresa Holdings Corp.	5,900	87,987
Alpen Co. Ltd.	400	5,288
Alps Alpine Co. Ltd.	6,100	44,843
Altech Corp.	300	5,833
Amada Co. Ltd.	6,300	70,044
Amano Corp.	1,300	31,848
Amvis Holdings, Inc.	400	6,682
ANA Holdings, Inc.(1)	3,100	67,587
Anycolor, Inc.(1)(2)	1,000	21,779
AOKI Holdings, Inc.	2,600	19,417
Aoyama Trading Co. Ltd.	1,700	18,524
Aozora Bank Ltd.(2)	2,800	51,432
Arata Corp.	1,800	40,350
ARCLANDS Corp.(2)	2,022	22,710
Arcs Co. Ltd.(2)	1,400	28,923
ARE Holdings, Inc.(2)	2,300	29,741
Argo Graphics, Inc.	700	20,101
95

Avantis International Equity Fund
	Shares	Value
Arisawa Manufacturing Co. Ltd.	200	$1,540
Artience Co. Ltd.	1,300	24,685
As One Corp.	200	6,989
Asahi Co. Ltd.(2)	300	2,638
Asahi Diamond Industrial Co. Ltd.(2)	1,700	10,349
Asahi Group Holdings Ltd.	1,600	54,812
Asahi Intecc Co. Ltd.	1,400	29,139
Asahi Kasei Corp.	23,300	162,121
Asahi Yukizai Corp.	500	14,418
Asanuma Corp.	200	5,872
Asics Corp.	2,700	114,907
ASKA Pharmaceutical Holdings Co. Ltd.	500	6,968
ASKUL Corp.	1,100	15,482
Astellas Pharma, Inc.	8,000	87,430
Astena Holdings Co. Ltd.	1,500	4,788
Aucnet, Inc.	1,000	15,009
Autobacs Seven Co. Ltd.	2,500	27,955
Avant Group Corp.	1,200	10,977
Awa Bank Ltd.	1,500	27,144
Axial Retailing, Inc.	600	15,998
Azbil Corp.	800	23,510
AZ-COM MARUWA Holdings, Inc.	400	3,958
Bandai Namco Holdings, Inc.	4,000	77,025
Bando Chemical Industries Ltd.	2,300	26,276
Bank of Iwate Ltd.	200	3,539
Bank of Nagoya Ltd.	200	8,855
Bank of the Ryukyus Ltd.	900	6,918
Base Co. Ltd.	300	6,798
BayCurrent Consulting, Inc.	1,600	35,944
Belc Co. Ltd.	400	16,970
Belluna Co. Ltd.	800	3,312
Benefit One, Inc.	1,800	26,126
Benesse Holdings, Inc.	2,200	38,060
BIPROGY, Inc.	2,100	65,037
BML, Inc.	800	15,024
Bridgestone Corp.	6,000	257,655
Brother Industries Ltd.	4,200	70,469
Bunka Shutter Co. Ltd.	2,100	22,050
C Uyemura & Co. Ltd.	400	31,669
Calbee, Inc.	1,300	27,784
Canon Marketing Japan, Inc.	400	11,913
Canon, Inc., ADR(2)	3,947	115,213
Capcom Co. Ltd.	1,800	72,686
Carenet, Inc.(2)	800	3,832
Casio Computer Co. Ltd.(2)	700	5,647
Cawachi Ltd.	200	3,699
Celsys, Inc.	900	4,934
Central Automotive Products Ltd.	600	22,503
Central Glass Co. Ltd.	1,000	19,139
Central Japan Railway Co.	6,700	168,504
Chiba Bank Ltd.	9,600	78,183
96

Avantis International Equity Fund
	Shares	Value
Chiba Kogyo Bank Ltd.	3,100	$21,571
Chori Co. Ltd.	1,100	23,419
Chubu Electric Power Co., Inc.	6,500	80,901
Chubu Shiryo Co. Ltd.	400	3,265
Chubu Steel Plate Co. Ltd.	1,400	23,023
Chudenko Corp.	200	3,900
Chugai Pharmaceutical Co. Ltd.	4,900	195,714
Chugin Financial Group, Inc.	3,300	26,027
Chugoku Electric Power Co., Inc.(2)	5,800	39,074
Citizen Watch Co. Ltd.(2)	6,900	48,034
CMK Corp.	4,300	17,870
Coca-Cola Bottlers Japan Holdings, Inc.	4,900	64,780
COLOPL, Inc.	600	2,282
Colowide Co. Ltd.	1,200	17,951
Computer Engineering & Consulting Ltd.	300	3,753
COMSYS Holdings Corp.	1,500	33,109
Comture Corp.	200	2,430
Concordia Financial Group Ltd.	16,700	84,666
Cosmo Energy Holdings Co. Ltd.(2)	2,400	106,832
Cosmos Pharmaceutical Corp.	500	48,859
Cover Corp.(1)(2)	1,100	18,729
Create Restaurants Holdings, Inc.(2)	2,400	16,814
Create SD Holdings Co. Ltd.	200	4,396
Credit Saison Co. Ltd.	5,200	101,156
Creek & River Co. Ltd.	500	6,462
CTI Engineering Co. Ltd.	800	31,096
CyberAgent, Inc.	7,700	54,069
Cybozu, Inc.	700	8,671
Dai Nippon Printing Co. Ltd.	2,200	64,260
Daicel Corp.	5,200	49,181
Dai-Dan Co. Ltd.	400	4,962
Daido Steel Co. Ltd.	5,000	59,180
Daiei Kankyo Co. Ltd.	1,500	28,137
Daifuku Co. Ltd.	3,000	71,231
Daihen Corp.	500	26,358
Daiho Corp.	400	8,412
Daiichi Jitsugyo Co. Ltd.	600	7,967
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,248
Dai-ichi Life Holdings, Inc.	12,000	273,170
Daiichi Sankyo Co. Ltd.	8,100	266,765
Daiichikosho Co. Ltd.	1,400	18,113
Daikin Industries Ltd.	1,000	140,942
Daikoku Denki Co. Ltd.(2)	600	16,185
Daikokutenbussan Co. Ltd.	200	12,536
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	7,239
Daio Paper Corp.(2)	1,900	14,089
Daiseki Co. Ltd.	660	17,499
Daishi Hokuetsu Financial Group, Inc.	900	25,926
Daishinku Corp.	1,400	8,479
Daito Pharmaceutical Co. Ltd.	220	3,053
Daito Trust Construction Co. Ltd.	1,200	142,357
97

Avantis International Equity Fund
	Shares	Value
Daiwa House Industry Co. Ltd.	3,900	$112,610
Daiwa Securities Group, Inc.	18,400	135,658
Daiwabo Holdings Co. Ltd.	2,800	49,090
DCM Holdings Co. Ltd.(2)	1,000	9,625
DeNA Co. Ltd.	1,000	9,784
Denka Co. Ltd.	2,300	37,726
Denso Corp.	12,200	224,423
Dentsu Group, Inc.	1,900	52,641
Dentsu Soken, Inc.	400	14,341
Denyo Co. Ltd.	200	3,114
Dexerials Corp.	2,100	84,726
DIC Corp.	1,600	30,874
Digital Arts, Inc.	300	8,884
Dip Corp.(2)	300	5,266
Disco Corp.	700	228,121
Doshisha Co. Ltd.	400	5,622
Doutor Nichires Holdings Co. Ltd.(2)	300	4,127
Dowa Holdings Co. Ltd.(2)	1,500	52,412
DTS Corp.	700	18,846
Duskin Co. Ltd.	1,000	22,435
DyDo Group Holdings, Inc.	400	8,356
Eagle Industry Co. Ltd.	200	2,360
East Japan Railway Co.	3,100	183,401
Ebara Corp.	1,600	135,219
EDION Corp.	2,400	24,626
E-Guardian, Inc.	400	3,691
Eiken Chemical Co. Ltd.	1,200	15,114
Eisai Co. Ltd.	1,400	58,073
Eizo Corp.	600	20,695
Electric Power Development Co. Ltd.	5,300	87,053
en Japan, Inc.	1,300	21,950
ENEOS Holdings, Inc.	70,000	302,021
Enigmo, Inc.	600	1,425
Enplas Corp.(2)	300	16,721
ESPEC Corp.	200	3,739
Exedy Corp.	1,200	24,167
EXEO Group, Inc.	2,800	58,865
Ezaki Glico Co. Ltd.	1,600	47,700
Fancl Corp.	300	4,145
FANUC Corp.	3,000	87,448
Fast Retailing Co. Ltd.	500	144,825
FCC Co. Ltd.	1,500	21,231
Ferrotec Holdings Corp.	2,100	42,003
First Bank of Toyama Ltd.	3,100	19,776
Fixstars Corp.	800	10,324
Food & Life Cos. Ltd.	800	15,876
Foster Electric Co. Ltd.	100	803
FP Corp.	1,300	23,864
France Bed Holdings Co. Ltd.	200	1,792
Fudo Tetra Corp.	100	1,430
Fuji Co. Ltd.(2)	1,600	20,181
98

Avantis International Equity Fund
	Shares	Value
Fuji Corp. /Aichi	1,500	$25,837
Fuji Electric Co. Ltd.	2,600	158,333
Fuji Kyuko Co. Ltd.(2)	200	5,326
Fuji Media Holdings, Inc.	600	7,186
Fuji Oil Holdings, Inc.	1,300	21,707
Fuji Seal International, Inc.	1,400	18,959
Fuji Soft, Inc.	400	17,059
Fujibo Holdings, Inc.	100	2,988
Fujicco Co. Ltd.	200	2,608
FUJIFILM Holdings Corp.	1,400	89,175
Fujikura Composites, Inc.	700	6,575
Fujikura Ltd.	8,100	99,120
Fujimori Kogyo Co. Ltd.	800	20,749
Fujitsu Ltd.	1,900	296,918
Fujiya Co. Ltd.	300	4,935
Fukuda Corp.	200	7,119
Fukuda Denshi Co. Ltd.	500	23,970
Fukui Computer Holdings, Inc.	500	8,820
Fukuoka Financial Group, Inc.	3,300	85,730
Fukushima Galilei Co. Ltd.	200	7,616
Fukuyama Transporting Co. Ltd.	1,000	27,224
FULLCAST Holdings Co. Ltd.	700	7,192
Funai Soken Holdings, Inc.	800	13,464
Furukawa Co. Ltd.	1,900	22,451
Furukawa Electric Co. Ltd.(2)	1,600	31,712
Furuno Electric Co. Ltd.	100	1,516
Furyu Corp.	700	5,717
Futaba Industrial Co. Ltd.	4,100	29,380
Future Corp.	600	6,747
Fuyo General Lease Co. Ltd.	500	45,715
G-7 Holdings, Inc.	200	1,860
Gakken Holdings Co. Ltd.	1,500	9,798
Genki Sushi Co. Ltd.	1,200	29,555
Genky DrugStores Co. Ltd.	200	8,938
Giken Ltd.	400	5,394
GLOBERIDE, Inc.	400	5,332
Glory Ltd.	1,100	21,478
GMO Financial Holdings, Inc.	1,200	5,806
GMO internet group, Inc.	900	16,266
GMO Payment Gateway, Inc.	100	6,749
Godo Steel Ltd.	700	27,890
Goldcrest Co. Ltd.	500	7,630
Goldwin, Inc.	600	34,807
Gree, Inc.	3,600	11,957
GS Yuasa Corp.	2,100	39,554
G-Tekt Corp.	900	12,285
GungHo Online Entertainment, Inc.	1,400	20,340
Gunma Bank Ltd.	8,300	44,810
Gunze Ltd.	400	15,007
H.U. Group Holdings, Inc.(2)	1,800	30,830
H2O Retailing Corp.	3,200	37,404
99

Avantis International Equity Fund
	Shares	Value
Hachijuni Bank Ltd.	8,200	$50,265
Hagiwara Electric Holdings Co. Ltd.	700	22,825
Hakuhodo DY Holdings, Inc.	5,500	51,198
Halows Co. Ltd.	600	18,514
Hamakyorex Co. Ltd.	1,000	25,249
Hamamatsu Photonics KK	1,300	46,738
Hankyu Hanshin Holdings, Inc.	1,900	54,792
Hanwa Co. Ltd.	1,300	49,461
Happinet Corp.	600	12,681
Haseko Corp.	5,200	64,337
Hazama Ando Corp.(2)	4,900	40,435
Heiwa Corp.	2,000	27,607
Heiwa Real Estate Co. Ltd.	1,100	28,810
Heiwado Co. Ltd.(2)	1,000	13,732
Hikari Tsushin, Inc.	200	36,212
Hino Motors Ltd.(1)	5,000	16,654
Hirogin Holdings, Inc.	6,800	48,570
Hirose Electric Co. Ltd.	600	63,854
HIS Co. Ltd.(1)(2)	1,500	17,160
Hisamitsu Pharmaceutical Co., Inc.(2)	200	5,168
Hitachi Construction Machinery Co. Ltd.	1,900	54,989
Hitachi Ltd.	6,100	516,795
Hitachi Zosen Corp.	7,700	63,331
Hogy Medical Co. Ltd.	100	2,412
Hokkaido Electric Power Co., Inc.	5,300	24,238
Hokko Chemical Industry Co. Ltd.	200	1,582
Hokkoku Financial Holdings, Inc.	700	22,626
Hokuetsu Corp.(2)	3,800	37,691
Hokuetsu Industries Co. Ltd.	1,500	23,947
Hokuhoku Financial Group, Inc.	3,100	35,763
Hokuriku Electric Power Co.(1)	2,600	12,577
Hokuto Corp.	200	2,403
Honda Motor Co. Ltd., ADR	15,481	550,969
Hoosiers Holdings Co. Ltd.	200	1,468
Horiba Ltd.	900	87,978
Hoshizaki Corp.	600	20,480
Hosiden Corp.	800	10,392
Hosokawa Micron Corp.	200	6,336
House Foods Group, Inc.	600	12,573
Hoya Corp.	1,884	245,932
HS Holdings Co. Ltd.	200	1,344
Hulic Co. Ltd.	3,900	38,914
Hyakugo Bank Ltd.	8,800	38,893
Hyakujushi Bank Ltd.	200	3,758
Ibiden Co. Ltd.	1,300	60,173
Icom, Inc.	200	4,592
Idec Corp.	800	15,216
Idemitsu Kosan Co. Ltd.	28,000	177,059
IDOM, Inc.(2)	900	5,447
IHI Corp.(2)	4,100	90,433
Iida Group Holdings Co. Ltd.	1,100	14,194
100

Avantis International Equity Fund
	Shares	Value
Iino Kaiun Kaisha Ltd.	3,000	$25,685
Inaba Denki Sangyo Co. Ltd.	1,800	42,529
Inabata & Co. Ltd.	400	8,540
Ines Corp.	100	1,052
I-Net Corp.	100	1,462
Infocom Corp.	800	12,258
Infomart Corp.	200	570
INFRONEER Holdings, Inc.	3,584	36,764
Inpex Corp.	17,100	227,921
Insource Co. Ltd.	1,600	9,436
Intage Holdings, Inc.(2)	200	2,608
Integrated Design & Engineering Holdings Co. Ltd.	600	14,767
Internet Initiative Japan, Inc.	2,000	37,169
I-PEX, Inc.	200	2,422
IR Japan Holdings Ltd.	100	883
I'rom Group Co. Ltd.	300	3,742
Iseki & Co. Ltd.	500	3,344
Isetan Mitsukoshi Holdings Ltd.	3,400	48,032
Ishihara Sangyo Kaisha Ltd.	900	8,953
Isuzu Motors Ltd.	12,300	175,508
Ito En Ltd.	1,500	41,742
ITOCHU Corp.(2)	10,400	451,786
Itochu Enex Co. Ltd.	1,900	19,402
Itochu-Shokuhin Co. Ltd.	400	20,200
Itoham Yonekyu Holdings, Inc.	520	14,255
Itoki Corp.	3,500	38,432
IwaiCosmo Holdings, Inc.	100	1,514
Iwatani Corp.	1,000	49,708
Iyogin Holdings, Inc.	9,100	68,309
Izumi Co. Ltd.(2)	1,300	30,111
J Front Retailing Co. Ltd.(2)	7,700	76,456
J Trust Co. Ltd.(2)	1,200	3,356
JAC Recruitment Co. Ltd.	1,200	6,160
Jaccs Co. Ltd.	900	32,869
JAFCO Group Co. Ltd.(2)	2,100	25,245
Japan Airlines Co. Ltd.	1,600	29,882
Japan Airport Terminal Co. Ltd.	1,100	43,322
Japan Aviation Electronics Industry Ltd.(2)	600	10,618
Japan Elevator Service Holdings Co. Ltd.	500	8,049
Japan Exchange Group, Inc.	5,300	138,762
Japan Lifeline Co. Ltd.	2,400	21,013
Japan Material Co. Ltd.	500	8,518
Japan Petroleum Exploration Co. Ltd.(2)	1,300	52,793
Japan Post Bank Co. Ltd.	13,900	148,212
Japan Post Holdings Co. Ltd.	18,400	177,582
Japan Post Insurance Co. Ltd.	3,400	62,663
Japan Pulp & Paper Co. Ltd.	200	6,868
Japan Securities Finance Co. Ltd.	1,800	19,583
Japan Steel Works Ltd.	600	10,952
Japan Wool Textile Co. Ltd.	700	6,427
JCU Corp.	200	5,733
101

Avantis International Equity Fund
	Shares	Value
JDC Corp.	200	$699
Jeol Ltd.	800	35,585
JFE Holdings, Inc.	14,600	239,445
JGC Holdings Corp.(2)	4,900	44,634
J-Oil Mills, Inc.	1,500	19,565
Joshin Denki Co. Ltd.	300	4,691
Joyful Honda Co. Ltd.	900	12,543
JSB Co. Ltd.	400	7,272
JSR Corp.	900	24,181
JTEKT Corp.	7,500	69,992
Juki Corp.	1,000	3,328
Juroku Financial Group, Inc.	1,000	29,698
Justsystems Corp.	600	10,760
JVCKenwood Corp.	9,700	53,836
Kadokawa Corp.(2)	400	7,637
Kaga Electronics Co. Ltd.	600	26,665
Kajima Corp.	4,200	77,975
Kakaku.com, Inc.	1,800	20,676
Kamei Corp.	1,600	20,258
Kamigumi Co. Ltd.	2,000	46,828
Kanamoto Co. Ltd.	1,300	24,929
Kandenko Co. Ltd.	4,500	51,363
Kaneka Corp.	1,700	40,871
Kanematsu Corp.	2,000	31,913
Kansai Electric Power Co., Inc.	7,300	93,359
Kansai Paint Co. Ltd.(2)	300	4,354
Kanto Denka Kogyo Co. Ltd.	1,200	7,284
Kao Corp.	3,300	124,865
Kasai Kogyo Co. Ltd.(1)	200	327
Kato Sangyo Co. Ltd.	700	22,674
Kawada Technologies, Inc.	400	24,056
Kawasaki Heavy Industries Ltd.	4,400	121,689
Kawasaki Kisen Kaisha Ltd.	1,800	85,916
KDDI Corp.	14,400	435,337
KeePer Technical Laboratory Co. Ltd.	300	12,885
Keihan Holdings Co. Ltd.	600	13,885
Keihanshin Building Co. Ltd.	300	3,005
Keikyu Corp.	2,100	18,653
Keio Corp.	800	22,456
Keisei Electric Railway Co. Ltd.	500	23,361
KEIWA, Inc.	400	3,006
Keiyo Bank Ltd.	1,500	7,523
Kewpie Corp.	1,900	35,342
Keyence Corp.	700	328,059
KFC Holdings Japan Ltd.	100	2,826
KH Neochem Co. Ltd.	1,200	18,059
Kikkoman Corp.	500	32,750
Kinden Corp.	2,300	39,213
Kintetsu Group Holdings Co. Ltd.	1,300	39,981
Kirin Holdings Co. Ltd.	5,600	77,852
Kissei Pharmaceutical Co. Ltd.	400	9,073
102

Avantis International Equity Fund
	Shares	Value
Kitanotatsujin Corp.	200	$282
Kitz Corp.	2,700	22,689
Kiyo Bank Ltd.	1,800	22,400
Koa Corp.	2,100	21,357
Koatsu Gas Kogyo Co. Ltd.	200	1,146
Kobe Bussan Co. Ltd.	1,200	32,308
Kobe Steel Ltd.(2)	8,500	116,586
Koei Tecmo Holdings Co. Ltd.	1,020	12,769
Kohnan Shoji Co. Ltd.(2)	1,100	30,893
Koito Manufacturing Co. Ltd.	1,000	12,676
Kojima Co. Ltd.	1,100	5,362
Kokuyo Co. Ltd.	500	7,909
Komatsu Ltd.	5,300	153,849
KOMEDA Holdings Co. Ltd.	800	14,576
Komeri Co. Ltd.(2)	1,100	25,612
Komori Corp.	1,500	12,877
Konami Group Corp.	1,100	74,027
Konica Minolta, Inc.(1)	10,200	33,677
Konishi Co. Ltd.	800	7,788
Konoike Transport Co. Ltd.	400	4,963
Kose Corp.	200	11,125
Koshidaka Holdings Co. Ltd.(2)	1,800	11,242
Kotobuki Spirits Co. Ltd.	1,800	24,095
KPP Group Holdings Co. Ltd.	2,100	9,071
Krosaki Harima Corp.	300	29,121
K's Holdings Corp.	5,300	45,911
Kubota Corp.	11,700	171,714
Kumagai Gumi Co. Ltd.	900	23,754
Kurabo Industries Ltd.	200	4,249
Kuraray Co. Ltd.	7,000	70,711
Kureha Corp.	1,500	26,852
Kurita Water Industries Ltd.	1,800	73,359
Kusuri No. Aoki Holdings Co. Ltd.	2,100	44,073
KYB Corp.	900	30,936
Kyocera Corp.	7,600	112,165
Kyoei Steel Ltd.	1,500	24,346
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	6,659
Kyokuyo Co. Ltd.	200	4,758
Kyoto Financial Group, Inc.	3,600	62,934
Kyowa Kirin Co. Ltd.	1,500	29,705
Kyushu Electric Power Co., Inc.(1)	11,100	90,550
Kyushu Financial Group, Inc.	2,500	18,848
Kyushu Railway Co.	3,200	73,559
Lasertec Corp.	800	214,654
Lawson, Inc.	1,100	75,333
LEC, Inc.	400	2,939
Leopalace21 Corp.(1)	9,300	28,526
Life Corp.	1,000	25,719
Lifedrink Co., Inc.	600	18,701
Lintec Corp.	500	10,141
Lion Corp.	2,400	21,125
103

Avantis International Equity Fund
	Shares	Value
LITALICO, Inc.	500	$7,397
Lixil Corp.	4,200	53,867
LY Corp.	25,100	69,379
M&A Capital Partners Co. Ltd.	100	1,781
M3, Inc.	3,100	44,588
Mabuchi Motor Co. Ltd.	1,200	21,908
Macnica Holdings, Inc.	2,200	121,777
Makino Milling Machine Co. Ltd.	600	23,430
Makita Corp.	5,100	133,437
Mani, Inc.	200	2,727
MarkLines Co. Ltd.	400	8,662
Marubeni Corp.	7,000	116,004
Marudai Food Co. Ltd.	200	2,220
Maruha Nichiro Corp.	1,300	25,620
Marui Group Co. Ltd.(2)	3,200	52,191
Maruichi Steel Tube Ltd.	600	15,706
MARUKA FURUSATO Corp.	500	7,541
Marusan Securities Co. Ltd.	1,100	7,656
Maruwa Co. Ltd.	200	45,678
Maruzen Showa Unyu Co. Ltd.	200	5,945
Matsuda Sangyo Co. Ltd.	1,200	18,762
Matsui Securities Co. Ltd.	1,500	8,521
MatsukiyoCocokara & Co.	1,800	29,850
Maxell Ltd.	1,400	14,555
Mazda Motor Corp.	16,100	186,961
McDonald's Holdings Co. Japan Ltd.	700	32,557
MCJ Co. Ltd.	2,900	26,410
Mebuki Financial Group, Inc.	20,300	63,463
Media Do Co. Ltd.	200	1,794
Medipal Holdings Corp.	3,000	45,359
MedPeer, Inc.	200	1,035
Megachips Corp.	800	22,356
Megmilk Snow Brand Co. Ltd.	1,500	22,496
Meidensha Corp.	1,100	19,497
MEIJI Holdings Co. Ltd.	4,400	99,021
Meiko Electronics Co. Ltd.	1,400	45,961
Meisei Industrial Co. Ltd.	2,500	20,776
MEITEC Group Holdings, Inc.	1,500	30,374
Menicon Co. Ltd.	1,100	13,049
Mercari, Inc.(1)	600	8,210
Micronics Japan Co. Ltd.	1,300	65,581
Milbon Co. Ltd.	100	2,155
Mimasu Semiconductor Industry Co. Ltd.	600	12,780
MINEBEA MITSUMI, Inc.	2,600	53,915
Mirait One Corp.	2,300	28,669
Mirarth Holdings, Inc.	1,500	4,889
Miroku Jyoho Service Co. Ltd.	200	2,567
MISUMI Group, Inc.	2,600	39,739
Mitsuba Corp.	200	1,947
Mitsubishi Chemical Group Corp.	25,200	144,606
Mitsubishi Corp.	18,300	392,527
104

Avantis International Equity Fund
	Shares	Value
Mitsubishi Electric Corp.	11,800	$187,950
Mitsubishi Estate Co. Ltd.	10,000	153,065
Mitsubishi Gas Chemical Co., Inc.	3,700	60,307
Mitsubishi HC Capital, Inc.	20,230	139,786
Mitsubishi Heavy Industries Ltd.	2,600	205,782
Mitsubishi Logisnext Co. Ltd.	400	4,430
Mitsubishi Logistics Corp.	1,000	30,705
Mitsubishi Materials Corp.	4,200	73,530
Mitsubishi Motors Corp.(2)	20,900	64,545
Mitsubishi Research Institute, Inc.	400	13,469
Mitsubishi Shokuhin Co. Ltd.	1,000	35,947
Mitsubishi UFJ Financial Group, Inc., ADR	92,983	954,935
Mitsui & Co. Ltd.	5,500	241,574
Mitsui Chemicals, Inc.	3,900	108,155
Mitsui DM Sugar Holdings Co. Ltd.	100	2,156
Mitsui Fudosan Co. Ltd.	5,800	157,452
Mitsui High-Tec, Inc.	300	16,867
Mitsui Matsushima Holdings Co. Ltd.(2)	500	10,500
Mitsui Mining & Smelting Co. Ltd.	1,800	53,070
Mitsui OSK Lines Ltd.	4,100	140,408
Mitsui-Soko Holdings Co. Ltd.	1,000	31,441
Mitsuuroko Group Holdings Co. Ltd.	400	3,788
Miura Co. Ltd.	1,300	27,750
MIXI, Inc.	300	4,943
Miyaji Engineering Group, Inc.	1,000	27,846
Miyazaki Bank Ltd.	300	5,687
Mizuho Financial Group, Inc., ADR(2)	99,340	373,518
Mizuho Leasing Co. Ltd.	800	29,402
Mizuho Medy Co. Ltd.	300	6,664
Mizuno Corp.	400	14,065
Mochida Pharmaceutical Co. Ltd.	100	2,182
Modec, Inc.	900	18,344
Monex Group, Inc.	3,700	22,813
Monogatari Corp.	1,200	37,467
MonotaRO Co. Ltd.	2,100	20,086
Morinaga & Co. Ltd.	2,600	46,609
Morinaga Milk Industry Co. Ltd.	2,000	41,411
Moriroku Holdings Co. Ltd.	400	7,207
Morita Holdings Corp.	600	6,355
MrMax Holdings Ltd.	400	1,627
MS&AD Insurance Group Holdings, Inc.	5,400	269,850
m-up Holdings, Inc.	900	6,720
Murata Manufacturing Co. Ltd.	6,700	135,018
Musashi Seimitsu Industry Co. Ltd.	700	7,822
Musashino Bank Ltd.	400	7,753
Nachi-Fujikoshi Corp.	500	11,461
Nagase & Co. Ltd.	2,700	44,948
Nagoya Railroad Co. Ltd.	1,500	21,410
Namura Shipbuilding Co. Ltd.	3,600	50,118
Nankai Electric Railway Co. Ltd.	2,100	41,015
Nanto Bank Ltd.	500	9,571
105

Avantis International Equity Fund
	Shares	Value
NEC Corp.	3,100	$209,241
NET One Systems Co. Ltd.	1,600	27,766
Nexon Co. Ltd.	1,200	19,489
NGK Insulators Ltd.	5,200	67,908
NH Foods Ltd.(2)	2,200	76,892
NHK Spring Co. Ltd.	4,400	42,311
Nichias Corp.	1,500	39,432
Nichicon Corp.	1,400	11,470
Nichiha Corp.	1,300	30,177
Nichirei Corp.	2,700	67,574
Nichireki Co. Ltd.	100	1,599
NIDEC Corp.	1,423	54,001
Nifco, Inc.	2,000	48,281
Nihon Dempa Kogyo Co. Ltd.	1,000	9,729
Nihon Flush Co. Ltd.	400	2,596
Nihon M&A Center Holdings, Inc.	3,600	24,144
Nihon Parkerizing Co. Ltd.	2,300	19,257
Nihon Plast Co. Ltd.	200	761
Nikkiso Co. Ltd.	3,200	26,796
Nikkon Holdings Co. Ltd.	1,400	28,773
Nikon Corp.	3,800	37,622
Nintendo Co. Ltd.	7,300	407,926
Nippn Corp.	1,400	22,214
Nippon Carbon Co. Ltd.	400	13,947
Nippon Chemi-Con Corp.(1)	500	4,569
Nippon Coke & Engineering Co. Ltd.(1)	7,500	6,157
Nippon Denko Co. Ltd.	2,400	4,810
Nippon Densetsu Kogyo Co. Ltd.	2,100	28,371
Nippon Electric Glass Co. Ltd.	1,600	38,650
NIPPON EXPRESS HOLDINGS, Inc.	1,800	95,160
Nippon Gas Co. Ltd.	1,900	29,713
Nippon Kayaku Co. Ltd.	2,500	21,514
Nippon Light Metal Holdings Co. Ltd.	2,960	34,151
Nippon Paint Holdings Co. Ltd.	2,500	18,572
Nippon Paper Industries Co. Ltd.(1)	3,100	23,630
Nippon Parking Development Co. Ltd.(2)	3,300	4,122
Nippon Pillar Packing Co. Ltd.	600	22,101
Nippon Road Co. Ltd.	1,000	13,509
Nippon Sanso Holdings Corp.	1,100	31,904
Nippon Seiki Co. Ltd.	400	4,140
Nippon Sheet Glass Co. Ltd.(1)	3,200	11,306
Nippon Shinyaku Co. Ltd.	500	15,884
Nippon Shokubai Co. Ltd.	800	29,990
Nippon Signal Company Ltd.	100	680
Nippon Soda Co. Ltd.	700	28,706
Nippon Steel Corp.(2)	11,200	277,935
Nippon Telegraph & Telephone Corp.	252,400	306,960
Nippon Television Holdings, Inc.	800	11,329
Nippon Thompson Co. Ltd.	2,500	10,915
Nippon Yakin Kogyo Co. Ltd.	1,000	31,409
Nippon Yusen KK	9,200	292,987
106

Avantis International Equity Fund
	Shares	Value
Nipro Corp.	5,600	$46,298
Nishimatsuya Chain Co. Ltd.	800	11,985
Nishimoto Co. Ltd.	600	24,985
Nishi-Nippon Financial Holdings, Inc.	3,400	43,004
Nishi-Nippon Railroad Co. Ltd.	1,400	22,510
Nishio Holdings Co. Ltd.	800	20,773
Nissan Chemical Corp.	1,100	46,010
Nissan Motor Co. Ltd.(2)	44,200	174,133
Nissan Shatai Co. Ltd.	1,400	9,004
Nissha Co. Ltd.	700	7,007
Nisshin Oillio Group Ltd.	1,100	38,278
Nisshin Seifun Group, Inc.	1,800	24,890
Nisshinbo Holdings, Inc.	3,200	26,788
Nissin Corp.	1,000	18,937
Nissin Foods Holdings Co. Ltd.	900	26,234
Nissui Corp.	8,300	52,823
Niterra Co. Ltd.	4,700	142,686
Nitori Holdings Co. Ltd.	600	88,254
Nittetsu Mining Co. Ltd.	400	13,381
Nitto Denko Corp.	2,100	193,082
Nittoc Construction Co. Ltd.	200	1,545
Noevir Holdings Co. Ltd.	100	3,485
NOF Corp.	600	26,979
Nohmi Bosai Ltd.	800	11,844
Nojima Corp.	2,400	26,997
NOK Corp.(2)	1,200	17,012
Nomura Co. Ltd.(2)	3,200	18,229
Nomura Micro Science Co. Ltd.	200	25,618
Noritake Co. Ltd.	100	5,583
Noritsu Koki Co. Ltd.	1,000	21,456
Noritz Corp.	1,900	21,354
North Pacific Bank Ltd.	8,100	21,616
NS Solutions Corp.	1,000	33,468
NS United Kaiun Kaisha Ltd.	400	14,182
NSD Co. Ltd.	1,500	28,618
NSK Ltd.	4,700	25,801
NTN Corp.(2)	16,300	34,654
NTT Data Group Corp.	6,600	107,495
Obayashi Corp.	14,900	144,253
Obic Co. Ltd.	100	15,660
Odakyu Electric Railway Co. Ltd.	7,400	104,041
Ogaki Kyoritsu Bank Ltd.	400	5,694
Oiles Corp.	400	5,502
Oisix ra daichi, Inc.(1)(2)	300	2,773
Oji Holdings Corp.(2)	15,300	59,918
Okamoto Industries, Inc.	600	19,428
Okamoto Machine Tool Works Ltd.	200	8,491
Okamura Corp.	1,600	23,377
Okasan Securities Group, Inc.(2)	4,600	23,973
Oki Electric Industry Co. Ltd.	3,900	27,925
Okinawa Cellular Telephone Co.	600	14,436
107

Avantis International Equity Fund
	Shares	Value
Okinawa Financial Group, Inc.	400	$6,941
Okumura Corp.	1,100	37,398
Okura Industrial Co. Ltd.	400	8,686
Okuwa Co. Ltd.	100	566
Olympus Corp.	5,000	71,144
Omron Corp.	700	26,028
Ono Pharmaceutical Co. Ltd.	7,300	120,885
Onward Holdings Co. Ltd.	1,000	3,424
Open House Group Co. Ltd.	600	18,949
Optim Corp.(1)	200	1,544
Oracle Corp.	400	30,669
Organo Corp.	800	41,117
Orient Corp.	1,540	10,984
Oriental Land Co. Ltd.	2,500	89,601
Oriental Shiraishi Corp.	9,700	25,704
ORIX Corp., ADR	3,218	338,566
Osaka Gas Co. Ltd.	800	15,965
OSAKA Titanium Technologies Co. Ltd.(2)	1,400	24,922
OSG Corp.	1,800	25,267
Otsuka Corp.	700	30,780
Otsuka Holdings Co. Ltd.	3,100	125,787
Outsourcing, Inc.(1)(2)	1,100	12,877
Pacific Industrial Co. Ltd.	2,500	25,251
Pack Corp.	100	2,342
PAL GROUP Holdings Co. Ltd.(2)	1,600	24,329
PALTAC Corp.	200	5,594
Pan Pacific International Holdings Corp.	6,500	153,235
Panasonic Holdings Corp.	18,800	177,728
Paramount Bed Holdings Co. Ltd.	1,200	19,996
Park24 Co. Ltd.(1)	1,700	20,194
Pasona Group, Inc.	800	15,327
Pegasus Co. Ltd.	1,200	3,607
Penta-Ocean Construction Co. Ltd.	9,400	48,700
Persol Holdings Co. Ltd.	33,000	47,814
Pigeon Corp.	1,600	16,291
Pilot Corp.	700	18,631
Piolax, Inc.	700	13,093
Pola Orbis Holdings, Inc.	300	2,995
Pole To Win Holdings, Inc.	100	342
Premium Group Co. Ltd.	600	7,560
Press Kogyo Co. Ltd.	2,300	10,344
Prestige International, Inc.	2,200	9,446
Prima Meat Packers Ltd.	500	7,559
Quick Co. Ltd.	600	9,862
Raccoon Holdings, Inc.	300	1,454
Raito Kogyo Co. Ltd.	1,300	16,545
Raiznext Corp.	700	10,683
Rakus Co. Ltd.	400	6,328
Rakuten Group, Inc.(1)	20,400	111,812
Rasa Industries Ltd.	500	8,136
Recruit Holdings Co. Ltd.	6,300	254,116
108

Avantis International Equity Fund
	Shares	Value
Relo Group, Inc.	2,000	$16,111
Renesas Electronics Corp.	5,700	94,182
Rengo Co. Ltd.	7,000	46,707
Resona Holdings, Inc.	31,784	173,465
Resonac Holdings Corp.	3,600	86,995
Resorttrust, Inc.	2,100	36,220
Restar Holdings Corp.	500	10,169
Retail Partners Co. Ltd.(2)	500	5,841
Ricoh Co. Ltd.	7,400	61,634
Ricoh Leasing Co. Ltd.	400	13,791
Riken Vitamin Co. Ltd.	500	8,454
Rinnai Corp.	900	20,941
Riso Kyoiku Co. Ltd.(2)	1,600	2,340
Rohm Co. Ltd.	4,000	68,147
Rohto Pharmaceutical Co. Ltd.	1,900	38,642
Roland DG Corp.	300	10,046
Round One Corp.	8,500	39,712
Royal Holdings Co. Ltd.	1,200	19,517
Ryobi Ltd.	1,200	20,189
Ryohin Keikaku Co. Ltd.(2)	8,800	139,051
Ryosan Co. Ltd.	900	32,404
S Foods, Inc.	200	4,172
Saibu Gas Holdings Co. Ltd.	1,500	18,990
Saizeriya Co. Ltd.	700	22,851
Sakai Chemical Industry Co. Ltd.	800	10,670
Sakai Moving Service Co. Ltd.	200	3,477
Sakata INX Corp.	900	8,690
Sakura Internet, Inc.(2)	900	38,835
Sala Corp.	2,000	10,606
San ju San Financial Group, Inc.	1,600	21,152
San-A Co. Ltd.	800	24,597
San-Ai Obbli Co. Ltd.	2,000	26,240
Sangetsu Corp.	2,200	51,773
San-In Godo Bank Ltd.	3,800	29,160
Sanki Engineering Co. Ltd.	700	9,321
Sankyo Co. Ltd.(2)	6,500	74,254
Sankyu, Inc.	1,600	56,577
Sanoh Industrial Co. Ltd.	100	708
Sansan, Inc.(1)	700	8,370
Santen Pharmaceutical Co. Ltd.	8,300	82,260
Sanwa Holdings Corp.	5,400	95,849
Sanyo Chemical Industries Ltd.	100	2,839
Sanyo Denki Co. Ltd.	200	8,952
Sanyo Special Steel Co. Ltd.	800	12,058
Sapporo Holdings Ltd.	1,700	74,791
Sato Holdings Corp.	500	7,494
Sawai Group Holdings Co. Ltd.	500	19,143
SB Technology Corp.	200	2,857
SBI ARUHI Corp.	200	1,224
SBI Holdings, Inc.	6,300	169,622
SBI Sumishin Net Bank Ltd.	1,900	24,752
109

Avantis International Equity Fund
	Shares	Value
SBS Holdings, Inc.	1,000	$16,007
SCREEN Holdings Co. Ltd.	2,000	251,147
Scroll Corp.	1,200	7,539
SCSK Corp.	3,400	62,712
Secom Co. Ltd.	1,500	109,458
Sega Sammy Holdings, Inc.	3,500	43,939
Seibu Holdings, Inc.	5,500	79,520
Seikagaku Corp.	700	3,520
Seikitokyu Kogyo Co. Ltd.(2)	200	2,616
Seiko Epson Corp.	6,500	105,219
Seiko Group Corp.	900	20,937
Seino Holdings Co. Ltd.	2,500	35,387
Seiren Co. Ltd.	1,600	27,427
Sekisui Chemical Co. Ltd.	6,400	90,237
Sekisui House Ltd.	2,500	55,689
Sekisui Jushi Corp.	100	1,712
Senko Group Holdings Co. Ltd.(2)	4,000	28,511
Senshu Electric Co. Ltd.	400	10,257
Senshu Ikeda Holdings, Inc.	7,300	18,686
Seria Co. Ltd.	1,100	22,240
Seven & i Holdings Co. Ltd.(2)	18,900	281,666
Seven Bank Ltd.(2)	14,000	27,966
SG Holdings Co. Ltd.	3,800	47,670
Sharp Corp.(1)(2)	3,900	21,255
Shibaura Mechatronics Corp.(2)	600	26,437
Shibuya Corp.	100	2,085
SHIFT, Inc.(1)	100	18,488
Shiga Bank Ltd.	600	16,556
Shikoku Bank Ltd.	200	1,503
Shikoku Electric Power Co., Inc.	900	6,539
Shikoku Kasei Holdings Corp.	100	1,269
Shimadzu Corp.	1,100	30,050
Shimamura Co. Ltd.	800	42,594
Shimano, Inc.	600	83,101
Shimizu Corp.	12,800	74,246
Shin-Etsu Chemical Co. Ltd.	14,300	610,243
Shin-Etsu Polymer Co. Ltd.	200	2,115
Shinko Electric Industries Co. Ltd.	1,900	68,982
Shinmaywa Industries Ltd.	1,900	15,452
Shionogi & Co. Ltd.	3,300	164,297
Ship Healthcare Holdings, Inc.(2)	2,300	33,401
Shiseido Co. Ltd.	2,000	54,374
Shizuoka Financial Group, Inc.	9,200	90,053
SHO-BOND Holdings Co. Ltd.	500	21,410
Shoei Co. Ltd.	1,600	22,603
Showa Sangyo Co. Ltd.	1,100	25,476
SIGMAXYZ Holdings, Inc.	900	10,292
Siix Corp.	300	3,284
Sinfonia Technology Co. Ltd.	1,600	28,602
Sinko Industries Ltd.	200	4,477
Sintokogio Ltd.	200	1,548
110

Avantis International Equity Fund
	Shares	Value
SK-Electronics Co. Ltd.	800	$17,984
SKY Perfect JSAT Holdings, Inc.	5,600	33,243
Skylark Holdings Co. Ltd.	2,200	32,049
SMC Corp.	153	92,347
SMS Co. Ltd.	1,300	23,084
Sodick Co. Ltd.	2,100	10,441
SoftBank Corp.	20,600	270,961
SoftBank Group Corp.	3,600	213,238
Sohgo Security Services Co. Ltd.	8,500	47,148
Sojitz Corp.	5,940	150,855
Solasto Corp.	100	358
Sompo Holdings, Inc.	5,000	293,129
Sony Group Corp., ADR	10,347	887,876
Sotetsu Holdings, Inc.	2,800	50,782
Sparx Group Co. Ltd.	420	5,327
S-Pool, Inc.	1,600	3,464
Square Enix Holdings Co. Ltd.(2)	1,100	46,602
Stanley Electric Co. Ltd.	1,700	29,144
Star Micronics Co. Ltd.	2,100	25,346
Starts Corp., Inc.	1,000	20,221
Starzen Co. Ltd.	200	3,768
Stella Chemifa Corp.	200	5,025
Strike Co. Ltd.	400	14,722
Subaru Corp.	12,600	285,085
Sugi Holdings Co. Ltd.	1,800	28,259
SUMCO Corp.	8,800	138,106
Sumida Corp.	1,500	12,201
Sumiseki Holdings, Inc.	1,700	31,617
Sumitomo Bakelite Co. Ltd.	500	28,766
Sumitomo Chemical Co. Ltd.	26,800	54,186
Sumitomo Corp.	7,300	171,374
Sumitomo Densetsu Co. Ltd.	900	18,500
Sumitomo Electric Industries Ltd.	15,800	234,609
Sumitomo Forestry Co. Ltd.	3,200	91,329
Sumitomo Heavy Industries Ltd.	2,500	74,503
Sumitomo Metal Mining Co. Ltd.	1,800	46,858
Sumitomo Mitsui Construction Co. Ltd.	6,400	18,503
Sumitomo Mitsui Financial Group, Inc., ADR	51,364	572,195
Sumitomo Mitsui Trust Holdings, Inc.	8,400	170,211
Sumitomo Osaka Cement Co. Ltd.	1,000	23,790
Sumitomo Pharma Co. Ltd.	800	1,981
Sumitomo Realty & Development Co. Ltd.	4,200	124,581
Sumitomo Riko Co. Ltd.	3,000	25,330
Sumitomo Rubber Industries Ltd.	7,200	83,932
Sumitomo Seika Chemicals Co. Ltd.	200	6,614
Sumitomo Warehouse Co. Ltd.	1,300	22,392
Sun Frontier Fudousan Co. Ltd.	1,500	16,639
Sundrug Co. Ltd.	1,900	59,317
Suntory Beverage & Food Ltd.	2,000	65,675
Suruga Bank Ltd.(2)	2,600	14,035
Suzuken Co. Ltd.	2,400	71,451
111

Avantis International Equity Fund
	Shares	Value
Suzuki Motor Corp.	4,900	$215,699
SWCC Corp.	1,100	24,769
Sysmex Corp.	1,200	67,386
Systena Corp.	12,000	23,098
Syuppin Co. Ltd.	600	4,616
T Hasegawa Co. Ltd.	200	4,174
T&D Holdings, Inc.	4,700	81,801
Tachibana Eletech Co. Ltd.	1,400	29,686
Tachi-S Co. Ltd.	1,000	13,696
Tadano Ltd.	2,200	18,633
Taihei Dengyo Kaisha Ltd.	500	14,890
Taiheiyo Cement Corp.	4,300	90,332
Taikisha Ltd.	1,000	31,656
Taisei Corp.	4,000	125,763
Taiyo Holdings Co. Ltd.	1,800	39,024
Taiyo Yuden Co. Ltd.	1,800	39,415
Takamatsu Construction Group Co. Ltd.	100	1,898
Takara Bio, Inc.	1,000	6,779
Takara Holdings, Inc.(2)	4,600	38,529
Takara Standard Co. Ltd.(2)	1,200	14,770
Takasago International Corp.	400	8,781
Takasago Thermal Engineering Co. Ltd.	1,500	43,736
Takashimaya Co. Ltd.(2)	4,200	63,219
Takeda Pharmaceutical Co. Ltd., ADR(2)	11,069	161,497
Takeuchi Manufacturing Co. Ltd.(2)	1,200	42,239
Takuma Co. Ltd.	500	6,505
Tamron Co. Ltd.	800	34,762
Tanseisha Co. Ltd.	800	4,245
Tatsuta Electric Wire & Cable Co. Ltd.(1)	200	932
TBS Holdings, Inc.	600	15,780
TDK Corp.	6,300	328,462
TechMatrix Corp.	2,200	29,418
TechnoPro Holdings, Inc.	1,500	30,041
Teijin Ltd.	5,000	42,427
Teikoku Electric Manufacturing Co. Ltd.	400	7,232
Teikoku Sen-I Co. Ltd.	200	2,941
Terumo Corp.	1,900	74,027
T-Gaia Corp.	100	1,420
THK Co. Ltd.	2,000	44,076
TIS, Inc.	2,400	54,165
TKC Corp.	600	14,854
Toa Corp.	300	10,243
Toagosei Co. Ltd.	1,300	13,392
Tobu Railway Co. Ltd.	4,000	102,256
Tocalo Co. Ltd.	1,600	18,446
Toda Corp.	4,500	27,832
Toho Bank Ltd.	3,300	7,496
Toho Co. Ltd.	700	22,718
Toho Gas Co. Ltd.	1,700	34,056
Toho Holdings Co. Ltd.(2)	1,300	27,439
Toho Zinc Co. Ltd.	200	1,345
112

Avantis International Equity Fund
	Shares	Value
Tohoku Electric Power Co., Inc.	7,900	$53,457
Tokai Carbon Co. Ltd.	7,000	46,179
Tokai Corp.	200	2,935
TOKAI Holdings Corp.	2,800	19,045
Tokai Rika Co. Ltd.	1,800	29,519
Tokai Tokyo Financial Holdings, Inc.	4,500	17,823
Token Corp.	100	6,348
Tokio Marine Holdings, Inc.	14,400	420,720
Tokushu Tokai Paper Co. Ltd.	100	2,607
Tokuyama Corp.	2,300	37,310
Tokyo Century Corp.	4,400	45,943
Tokyo Electric Power Co. Holdings, Inc.(1)	30,700	166,081
Tokyo Electron Ltd.	2,300	570,650
Tokyo Gas Co. Ltd.	2,000	43,776
Tokyo Kiraboshi Financial Group, Inc.	1,100	33,246
Tokyo Ohka Kogyo Co. Ltd.	1,500	46,291
Tokyo Steel Manufacturing Co. Ltd.	1,600	17,841
Tokyo Tatemono Co. Ltd.	3,200	46,418
Tokyo Tekko Co. Ltd.	800	29,560
Tokyotokeiba Co. Ltd.(2)	700	19,882
Tokyu Construction Co. Ltd.	2,800	15,543
Tokyu Corp.	4,700	58,481
Tokyu Fudosan Holdings Corp.	18,900	124,111
TOMONY Holdings, Inc.	5,200	14,286
Tomy Co. Ltd.	2,800	49,874
TOPPAN Holdings, Inc.	4,500	107,251
Topre Corp.	1,100	18,092
Topy Industries Ltd.	1,300	26,598
Toray Industries, Inc.	23,200	107,043
Toridoll Holdings Corp.	1,300	37,307
Torii Pharmaceutical Co. Ltd.	100	2,847
Torishima Pump Manufacturing Co. Ltd.	1,200	22,751
Toshiba TEC Corp.	400	8,374
Tosoh Corp.	6,900	94,024
Totech Corp.	600	30,525
Totetsu Kogyo Co. Ltd.	300	6,114
TOTO Ltd.	1,100	29,786
Towa Bank Ltd.	200	913
Towa Corp.	500	31,382
Towa Pharmaceutical Co. Ltd.	600	11,165
Toyo Construction Co. Ltd.(2)	2,000	19,068
Toyo Engineering Corp.(1)	1,000	6,064
Toyo Gosei Co. Ltd.	100	6,653
Toyo Seikan Group Holdings Ltd.	3,300	55,571
Toyo Suisan Kaisha Ltd.	700	40,627
Toyo Tire Corp.	5,300	96,020
Toyobo Co. Ltd.	3,000	22,251
Toyoda Gosei Co. Ltd.	2,300	47,438
Toyota Boshoku Corp.	2,700	42,828
Toyota Industries Corp.	1,500	149,464
Toyota Motor Corp., ADR(2)	9,304	2,238,077
113

Avantis International Equity Fund
	Shares	Value
Toyota Tsusho Corp.	3,200	$207,307
TPR Co. Ltd.	1,800	25,989
Trancom Co. Ltd.	300	12,578
Transcosmos, Inc.	1,000	20,325
TRE Holdings Corp.	868	7,062
Trend Micro, Inc.	3,000	149,089
Trusco Nakayama Corp.	2,300	35,732
TS Tech Co. Ltd.	1,300	16,836
Tsubakimoto Chain Co.	1,200	39,129
Tsuburaya Fields Holdings, Inc.(2)	1,200	12,269
Tsugami Corp.	1,800	14,256
Tsukishima Holdings Co. Ltd.	500	4,754
Tsumura & Co.	600	11,052
Tsuruha Holdings, Inc.	1,000	75,469
TV Asahi Holdings Corp.	400	5,187
UACJ Corp.	1,500	41,207
UBE Corp.	2,900	48,625
Uchida Yoko Co. Ltd.	200	10,392
Unicharm Corp.	1,500	49,745
Unipres Corp.	1,100	8,054
United Arrows Ltd.	1,200	14,149
United Super Markets Holdings, Inc.(2)	900	5,999
Universal Entertainment Corp.(2)	100	1,232
Usen-Next Holdings Co. Ltd.	500	15,187
Ushio, Inc.	1,200	15,897
USS Co. Ltd.	4,500	78,332
UT Group Co. Ltd.(1)	200	4,697
Valor Holdings Co. Ltd.	1,200	19,409
ValueCommerce Co. Ltd.	200	1,521
Vector, Inc.(2)	600	4,917
Visional, Inc.(1)(2)	300	17,228
Vital KSK Holdings, Inc.	400	3,550
Wacoal Holdings Corp.	800	19,486
Wacom Co. Ltd.	4,300	18,058
Wakita & Co. Ltd.(2)	600	6,155
Warabeya Nichiyo Holdings Co. Ltd.	1,200	21,916
Welcia Holdings Co. Ltd.(2)	1,700	32,079
West Holdings Corp.(2)	300	5,940
West Japan Railway Co.	4,500	187,118
World Co. Ltd.	2,000	25,817
Xebio Holdings Co. Ltd.	800	5,237
Yahagi Construction Co. Ltd.	400	4,168
Yakult Honsha Co. Ltd.	1,400	30,169
YAKUODO Holdings Co. Ltd.	200	3,872
YAMABIKO Corp.	500	6,173
Yamada Holdings Co. Ltd.	19,200	55,195
Yamae Group Holdings Co. Ltd.	1,200	22,010
Yamaguchi Financial Group, Inc.	6,600	67,025
Yamaha Corp.	500	10,934
Yamaha Motor Co. Ltd.(2)	14,700	131,790
Yamaichi Electronics Co. Ltd.	1,000	15,126
114

Avantis International Equity Fund
	Shares	Value
YA-MAN Ltd.(2)	600	$3,998
Yamanashi Chuo Bank Ltd.	1,000	12,488
Yamato Holdings Co. Ltd.	4,500	68,380
Yamato Kogyo Co. Ltd.	200	11,162
Yamazaki Baking Co. Ltd.	3,000	70,363
Yamazen Corp.	1,900	16,101
Yaoko Co. Ltd.	500	28,750
Yaskawa Electric Corp.	1,200	49,186
Yellow Hat Ltd.	500	6,527
Yodogawa Steel Works Ltd.	200	5,964
Yokogawa Bridge Holdings Corp.	1,300	24,756
Yokogawa Electric Corp.	3,600	76,204
Yokohama Rubber Co. Ltd.	2,700	71,822
Yokorei Co. Ltd.	700	4,950
Yoshinoya Holdings Co. Ltd.(2)	1,600	34,011
Yotai Refractories Co. Ltd.	200	1,941
Yuasa Trading Co. Ltd.	800	26,824
Yurtec Corp.	2,400	21,426
Zenkoku Hosho Co. Ltd.(2)	1,400	51,383
Zenrin Co. Ltd.	600	3,412
Zensho Holdings Co. Ltd.	1,100	48,170
Zeon Corp.	2,700	22,912
ZERIA Pharmaceutical Co. Ltd.	700	9,902
ZOZO, Inc.	1,400	31,775
Zuken, Inc.	800	24,727
		51,879,033
Netherlands — 4.1%
Aalberts NV	2,661	119,694
ABN AMRO Bank NV, CVA	13,547	218,094
Adyen NV(1)(2)	148	234,171
Aegon Ltd.	25,855	153,062
AerCap Holdings NV(1)	5,506	424,953
Akzo Nobel NV	3,203	233,464
AMG Critical Materials NV	1,241	28,351
Arcadis NV	924	53,931
ASM International NV(2)	481	293,769
ASML Holding NV, NY Shares	3,018	2,872,170
ASR Nederland NV	6,067	280,021
B&S Group SARL	176	690
Basic-Fit NV(1)	2,449	66,057
BE Semiconductor Industries NV	477	86,393
Brunel International NV(2)	841	9,334
Coca-Cola Europacific Partners PLC	1,975	135,544
Corbion NV	1,242	23,573
DSM-Firmenich AG	2,295	245,951
Flow Traders Ltd.	1,075	19,313
ForFarmers NV(2)	632	1,658
Fugro NV(1)	4,982	110,104
Heineken Holding NV(2)	291	22,478
Heineken NV	1,193	110,223
IMCD NV	405	61,787
115

Avantis International Equity Fund
	Shares	Value
ING Groep NV, ADR	55,255	$758,099
InPost SA(1)	8,780	137,189
JDE Peet's NV(2)	810	18,497
Just Eat Takeaway.com NV(1)	5,993	98,971
Kendrion NV	46	616
Koninklijke Ahold Delhaize NV	21,207	631,584
Koninklijke BAM Groep NV	11,769	42,074
Koninklijke Heijmans NV, CVA	2,032	34,146
Koninklijke KPN NV	111,697	408,304
Koninklijke Philips NV, NY Shares(1)(2)	5,723	114,746
Koninklijke Vopak NV	3,006	111,796
Nedap NV	19	1,376
NN Group NV	9,515	424,632
OCI NV	4,456	117,569
Prosus NV(1)	4,896	143,002
Randstad NV	3,967	218,796
SBM Offshore NV	1,193	16,941
SIF Holding NV(1)(2)	290	3,107
Sligro Food Group NV	705	10,060
TKH Group NV, CVA(2)	995	41,568
Universal Music Group NV	3,793	114,512
Van Lanschot Kempen NV(2)	419	14,272
Wolters Kluwer NV	2,848	449,755
		9,716,397
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	20,876
Arvida Group Ltd.	960	567
Auckland International Airport Ltd.	7,581	37,411
Chorus Ltd.	10,602	51,347
Contact Energy Ltd.	10,221	50,251
EBOS Group Ltd.	1,070	24,117
Fisher & Paykel Healthcare Corp. Ltd.	3,211	47,784
Fletcher Building Ltd.	21,371	53,404
Genesis Energy Ltd.	11,169	16,794
Hallenstein Glasson Holdings Ltd.	237	829
Infratil Ltd.	5,254	32,998
KMD Brands Ltd.	10,227	3,238
Mercury NZ Ltd.	10,385	42,287
Meridian Energy Ltd.	2,645	9,631
NZX Ltd.	2,074	1,264
Oceania Healthcare Ltd.(2)	10,328	3,710
Ryman Healthcare Ltd.(1)	6,317	17,871
Sanford Ltd.	585	1,374
Scales Corp. Ltd.	162	311
SKYCITY Entertainment Group Ltd.	17,623	20,712
Spark New Zealand Ltd.	19,153	59,159
Summerset Group Holdings Ltd.	6,648	44,716
Synlait Milk Ltd.(1)	167	75
		540,726
Norway — 0.8%
2020 Bulkers Ltd.(1)	909	12,863
Adevinta ASA(1)	508	5,431
116

Avantis International Equity Fund
	Shares	Value
Aker BP ASA	1,666	$40,440
Aker Solutions ASA	3,184	10,697
Atea ASA(1)	1,108	12,967
Austevoll Seafood ASA	1,103	8,372
Bakkafrost P	196	12,244
Bluenord ASA(1)	674	34,553
Bonheur ASA	230	4,729
Borregaard ASA	682	11,811
Bouvet ASA	260	1,546
BW LPG Ltd.	2,550	29,365
BW Offshore Ltd.	5,561	13,333
DNB Bank ASA	5,954	119,221
DNO ASA	23,076	19,598
DOF Group ASA(1)	5,677	35,544
Elmera Group ASA	637	1,979
Entra ASA	613	6,024
Equinor ASA, ADR	7,814	192,381
Europris ASA	2,542	17,531
FLEX LNG Ltd.	624	15,659
Frontline PLC	2,509	56,528
Gjensidige Forsikring ASA	724	11,438
Golden Ocean Group Ltd.	2,772	35,491
Golden Ocean Group Ltd. (NASDAQ)	2,193	28,224
Gram Car Carriers ASA(1)	499	10,328
Hafnia Ltd.	7,046	51,852
Hoegh Autoliners ASA	2,816	27,482
Kid ASA	1,217	14,743
Kitron ASA	5,012	17,136
Kongsberg Automotive ASA(1)	17,100	2,742
Kongsberg Gruppen ASA	668	42,573
Leroy Seafood Group ASA	2,204	9,748
Mowi ASA	3,327	64,254
MPC Container Ships ASA	19,654	25,288
Nordic Semiconductor ASA(1)	1,777	15,207
Norsk Hydro ASA	14,839	76,165
Norske Skog ASA	1,236	4,212
Norwegian Air Shuttle ASA(1)	29,749	48,948
Odfjell Drilling Ltd.	3,213	13,536
Orkla ASA	3,095	22,187
Panoro Energy ASA	3,234	7,665
Petronor E&P ASA(1)	206	160
PGS ASA(1)	27,702	17,844
Protector Forsikring ASA	851	17,280
Salmar ASA	304	19,307
Scatec ASA	1,755	10,867
Schibsted ASA, B Shares	1,800	50,238
Schibsted ASA, Class A	1,112	33,247
Seadrill Ltd.(1)	869	36,672
SpareBank 1 Nord Norge	1,780	17,036
Sparebank 1 Oestlandet	512	6,032
SpareBank 1 SMN	2,537	34,560
117

Avantis International Equity Fund
	Shares	Value
SpareBank 1 SR-Bank ASA	2,340	$28,314
Sparebanken More	150	1,234
Sparebanken Vest	955	10,587
Stolt-Nielsen Ltd.	590	22,123
Storebrand ASA	8,037	71,846
Subsea 7 SA	4,737	69,148
Telenor ASA	4,840	52,939
TGS ASA	1,885	18,566
TOMRA Systems ASA	1,138	15,145
Veidekke ASA	669	6,942
Wallenius Wilhelmsen ASA	2,050	19,666
Yara International ASA	2,125	66,128
		1,817,916
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)	177,737	51,460
Corticeira Amorim SGPS SA	399	4,077
CTT-Correios de Portugal SA	3,038	11,953
EDP - Energias de Portugal SA	19,946	79,434
EDP Renovaveis SA	787	10,735
Galp Energia SGPS SA	8,760	137,845
Greenvolt-Energias Renovaveis SA(1)	221	1,938
Jeronimo Martins SGPS SA	2,058	49,280
Navigator Co. SA	2,179	8,862
NOS SGPS SA	4,490	15,617
REN - Redes Energeticas Nacionais SGPS SA	21,215	50,254
Sonae SGPS SA	23,224	21,369
		442,824
Singapore — 1.2%
Bumitama Agri Ltd.	8,900	4,240
Capitaland India Trust	38,605	29,011
CapitaLand Investment Ltd.	38,800	80,266
City Developments Ltd.	12,800	53,951
ComfortDelGro Corp. Ltd.	73,100	73,444
DBS Group Holdings Ltd.	14,152	350,903
Far East Orchard Ltd.	3,900	2,956
First Resources Ltd.	18,900	19,975
Food Empire Holdings Ltd.	19,900	21,304
Frencken Group Ltd.	24,500	29,364
Fu Yu Corp. Ltd.	17,800	1,746
Geo Energy Resources Ltd.	28,300	6,933
Golden Agri-Resources Ltd.	230,700	45,426
Grab Holdings Ltd., Class A(1)	9,246	28,385
Haw Par Corp. Ltd.	2,700	19,830
Hong Fok Corp. Ltd.	15,800	10,104
Hour Glass Ltd.	8,700	10,028
Hutchison Port Holdings Trust, U Shares	134,300	17,771
iFAST Corp. Ltd.	2,000	10,795
Japfa Ltd.	10,400	1,623
Jardine Cycle & Carriage Ltd.	2,500	47,391
Keppel Infrastructure Trust	46,100	16,791
Keppel Ltd.	16,700	90,056
118

Avantis International Equity Fund
	Shares	Value
Netlink NBN Trust	19,400	$12,108
Olam Group Ltd.	24,600	17,989
Oversea-Chinese Banking Corp. Ltd.	36,824	355,680
QAF Ltd.	5,200	3,274
Raffles Medical Group Ltd.	19,100	14,483
Riverstone Holdings Ltd.	13,900	6,992
Samudera Shipping Line Ltd.(2)	19,300	10,360
SATS Ltd.(1)	12,409	24,212
Sea Ltd., ADR(1)	1,405	68,171
Seatrium Ltd.(1)	784,394	52,595
Sembcorp Industries Ltd.	17,500	66,460
Sheng Siong Group Ltd.	14,600	16,831
Singapore Airlines Ltd.(2)	27,800	133,808
Singapore Exchange Ltd.	8,600	60,418
Singapore Post Ltd.	64,500	18,946
Singapore Technologies Engineering Ltd.	29,500	87,340
Singapore Telecommunications Ltd.	53,600	93,549
StarHub Ltd.	4,500	3,815
Straits Trading Co. Ltd.	6,700	7,420
TDCX, Inc., ADR(1)	627	3,862
UMS Holdings Ltd.	13,400	14,393
United Overseas Bank Ltd.	21,700	451,547
UOL Group Ltd.	11,000	48,190
Venture Corp. Ltd.	7,000	72,957
Wilmar International Ltd.	37,100	91,622
Wing Tai Holdings Ltd.	4,300	4,636
Yangzijiang Financial Holding Ltd.	115,700	29,719
Yangzijiang Shipbuilding Holdings Ltd.	111,100	144,773
Yanlord Land Group Ltd.(1)	14,700	5,144
		2,893,587
Spain — 2.2%
Acciona SA	265	29,687
Acerinox SA	8,308	91,225
ACS Actividades de Construccion y Servicios SA(2)	1,537	63,206
Aena SME SA	1,249	237,297
Almirall SA	2,079	17,806
Amadeus IT Group SA	2,870	169,786
Applus Services SA	2,924	36,022
Atresmedia Corp. de Medios de Comunicacion SA	1,279	5,240
Banco Bilbao Vizcaya Argentaria SA, ADR	76,539	761,563
Banco de Sabadell SA	156,677	203,771
Banco Santander SA, ADR	171,707	705,716
Bankinter SA(2)	10,703	68,133
CaixaBank SA	35,862	162,229
Cellnex Telecom SA	2,384	86,192
Cia de Distribucion Integral Logista Holdings SA	613	16,479
CIE Automotive SA	454	12,114
Construcciones y Auxiliar de Ferrocarriles SA	863	30,577
Corp. ACCIONA Energias Renovables SA(2)	664	13,729
Ebro Foods SA(2)	526	8,285
Enagas SA	10,573	152,706
119

Avantis International Equity Fund
	Shares	Value
Ence Energia y Celulosa SA(2)	5,002	$15,462
Endesa SA	2,131	38,380
Ercros SA(2)	5,101	13,611
Faes Farma SA	4,776	15,487
Ferrovial SE	1,793	67,327
Fluidra SA	998	23,342
Gestamp Automocion SA	6,053	19,204
Global Dominion Access SA	1,242	4,657
Grifols SA(1)	808	6,655
Grupo Catalana Occidente SA	464	16,938
Iberdrola SA	33,465	384,351
Indra Sistemas SA	1	19
Industria de Diseno Textil SA	6,742	299,939
Laboratorios Farmaceuticos Rovi SA	411	32,989
Mapfre SA	21,179	44,961
Melia Hotels International SA(1)	3,071	21,960
Miquel y Costas & Miquel SA	78	961
Naturgy Energy Group SA	2,310	54,692
Neinor Homes SA(1)	1,125	12,439
Obrascon Huarte Lain SA(1)	23,193	9,683
Prosegur Cash SA	3,818	2,007
Prosegur Compania de Seguridad SA(2)	2,790	5,344
Redeia Corp. SA	13,255	210,892
Repsol SA	38,628	613,608
Sacyr SA	18,863	61,992
Talgo SA(2)	333	1,531
Tecnicas Reunidas SA(1)	2,255	19,117
Telefonica SA, ADR(2)	72,637	297,085
Tubacex SA	5,431	19,657
Unicaja Banco SA	20,803	21,328
Viscofan SA(2)	277	15,621
		5,223,002
Sweden — 3.2%
AAK AB	4,570	100,741
AddLife AB, B Shares	743	7,187
AddTech AB, B Shares	2,373	52,534
Alfa Laval AB	2,028	76,358
Alleima AB	8,508	55,951
Ambea AB	451	2,664
Annehem Fastigheter AB(1)	75	106
Annehem Fastigheter AB, B Shares(1)	151	219
Arise AB	907	3,820
Arjo AB, B Shares	6,055	28,668
Assa Abloy AB, Class B	4,174	119,145
Atlas Copco AB, A Shares	18,714	325,102
Atlas Copco AB, B Shares	10,874	162,798
Atrium Ljungberg AB, B Shares	902	16,692
Avanza Bank Holding AB(2)	3,707	81,590
Axfood AB	2,565	71,619
Beijer Ref AB(2)	3,132	44,104
Better Collective AS(1)(2)	847	24,163
120

Avantis International Equity Fund
	Shares	Value
Bilia AB, A Shares	2,990	$38,371
Billerud Aktiebolag	6,836	58,245
BioArctic AB(1)(2)	99	2,044
BioGaia AB, B Shares	2,701	33,023
Boliden AB	5,167	130,954
Bonava AB(1)(2)	7,434	5,608
Bonava AB, B Shares(1)(2)	3,717	2,820
Boozt AB(1)	1,103	14,189
Bravida Holding AB	1,751	14,892
Bufab AB	1,081	41,425
Bure Equity AB	2,072	66,401
Byggmax Group AB(1)	1,186	3,889
Castellum AB(1)	7,340	88,033
Catena AB	510	20,909
Catena Media PLC(1)(2)	1,233	1,187
Cibus Nordic Real Estate AB publ(2)	949	10,663
Cint Group AB(1)	1,828	2,315
Clas Ohlson AB, B Shares	1,811	30,856
Cloetta AB, B Shares	5,697	9,834
Coor Service Management Holding AB	784	3,378
Corem Property Group AB, B Shares(2)	28,690	25,048
Dios Fastigheter AB	2,413	17,505
Electrolux AB, B Shares(1)	5,191	44,483
Elekta AB, B Shares(2)	6,921	50,101
Embracer Group AB(1)(2)	4,233	7,513
Eolus Vind AB, B Shares	472	3,413
Epiroc AB, A Shares	5,604	101,725
Epiroc AB, B Shares	3,348	55,246
EQT AB	1,720	50,390
Essity AB, B Shares	6,015	140,246
Evolution AB	379	49,097
Fabege AB(2)	3,431	28,067
Fastighets AB Balder, B Shares(1)	6,059	37,683
Fingerprint Cards AB, B Shares(1)	1,176	112
Fortnox AB	8,409	58,676
G5 Entertainment AB	124	1,541
GARO AB	383	1,150
Getinge AB, B Shares	5,532	109,629
Granges AB	4,140	40,279
H & M Hennes & Mauritz AB, B Shares	10,172	138,126
Hexagon AB, B Shares	10,709	125,623
Hexpol AB	5,532	64,181
HMS Networks AB	703	30,606
Hoist Finance AB(1)	1,730	7,187
Holmen AB, B Shares	924	37,098
Hufvudstaden AB, A Shares	1,835	21,790
Husqvarna AB, B Shares	5,584	43,128
Industrivarden AB, A Shares	2,398	81,864
Indutrade AB	2,435	64,571
Instalco AB	4,268	15,546
Intrum AB(2)	284	940
121

Avantis International Equity Fund
	Shares	Value
Investment AB Latour, B Shares	700	$17,781
Inwido AB	1,443	18,573
JM AB(2)	1,250	19,467
Kopparbergs Bryggeri AB, B Shares	454	4,955
Lifco AB, B Shares	1,571	41,884
Lime Technologies AB	93	3,121
Lindab International AB	778	16,316
Loomis AB	2,766	74,852
Maha Energy AB(1)(2)	2,600	1,878
MEKO AB	513	5,753
Millicom International Cellular SA, SDR(1)	2,359	44,017
Modern Times Group MTG AB, B Shares(1)	3,856	27,811
Mycronic AB	2,364	77,857
NCC AB, B Shares(2)	3,441	46,594
Neobo Fastigheter AB(1)	1,126	1,571
Net Insight AB, B Shares(1)	1	1
New Wave Group AB, B Shares(2)	1,770	21,664
Nibe Industrier AB, B Shares(2)	5,336	29,786
Nobia AB(1)(2)	1,165	873
Nolato AB, B Shares	2,030	8,438
Nordea Bank Abp	31,702	385,922
Nordic Waterproofing Holding AB	311	5,136
Nordnet AB publ	4,118	75,289
NP3 Fastigheter AB	89	1,611
Nyfosa AB	5,292	44,821
Orron Energy AB(1)(2)	793	516
OX2 AB(1)	1	5
Pandox AB	1,852	27,921
Paradox Interactive AB	1,018	18,829
Peab AB, Class B	4,080	22,507
Platzer Fastigheter Holding AB, B Shares	531	3,916
Proact IT Group AB	345	3,610
RaySearch Laboratories AB(1)	89	854
Rejlers AB	199	2,728
Resurs Holding AB	5,291	7,504
Rvrc Holding AB	3,460	20,801
Saab AB, B Shares	1,257	99,094
Sagax AB, B Shares	507	11,992
Samhallsbyggnadsbolaget i Norden AB(2)	11,270	3,992
Sandvik AB	9,149	206,011
Scandi Standard AB	2,398	15,733
Scandic Hotels Group AB(1)(2)	3,942	19,876
Sectra AB, B Shares(1)	2,920	58,241
Securitas AB, B Shares(2)	1,774	19,082
Sinch AB(1)(2)	21,789	54,767
Skandinaviska Enskilda Banken AB, A Shares	17,240	256,405
Skanska AB, B Shares	5,643	104,144
SKF AB, B Shares	6,342	138,522
SkiStar AB	1,531	19,142
Solid Forsakring AB	189	1,253
Spotify Technology SA(1)	303	77,692
122

Avantis International Equity Fund
	Shares	Value
SSAB AB, A Shares	6,025	$47,118
SSAB AB, B Shares	17,121	134,066
Svenska Cellulosa AB SCA, B Shares	5,491	77,743
Svenska Handelsbanken AB, A Shares	18,830	225,203
Sweco AB, B Shares	1,505	16,042
Swedbank AB, A Shares	13,010	286,127
Swedish Orphan Biovitrum AB(1)	1,162	28,564
Tele2 AB, B Shares	5,757	48,286
Telefonaktiebolaget LM Ericsson, ADR(2)	54,441	296,159
Telia Co. AB(2)	44,075	104,904
Tethys Oil AB	1,621	5,274
TF Bank AB(1)	201	3,324
Thule Group AB	941	25,604
Tobii Dynavox AB(1)	5,026	25,479
Transtema Group AB(1)	301	377
Trelleborg AB, B Shares	2,260	82,148
Troax Group AB	1,300	27,612
Truecaller AB, B Shares(1)(2)	4,803	13,248
Viaplay Group AB, B Shares(1)	422	43
Vitec Software Group AB, B Shares	386	21,186
Vitrolife AB	318	5,544
Volvo AB, A Shares	1,893	52,821
Volvo AB, B Shares	17,368	478,550
Volvo Car AB, Class B(1)(2)	13,446	49,167
Wallenstam AB, B Shares(2)	4,902	21,751
Wihlborgs Fastigheter AB	4,412	35,554
		7,488,063
Switzerland — 7.9%
ABB Ltd., ADR	6,415	295,347
Adecco Group AG	733	29,384
Alcon, Inc.	4,874	415,595
Allreal Holding AG	319	54,862
ALSO Holding AG	342	89,614
ams-OSRAM AG(1)	18,048	27,479
Arbonia AG	1,126	15,491
Aryzta AG(1)	20,101	35,545
Ascom Holding AG(2)	1,979	16,538
Autoneum Holding AG(1)	106	15,477
Avolta AG(1)	1,630	63,751
Bachem Holding AG, Class B	389	30,780
Baloise Holding AG	1,144	184,584
Banque Cantonale Vaudoise	839	100,558
Barry Callebaut AG	42	59,004
Basilea Pharmaceutica AG(1)	121	4,806
Belimo Holding AG	143	67,788
Bell Food Group AG	60	17,879
Bellevue Group AG(2)	89	2,212
BKW AG	289	40,491
Bossard Holding AG, Class A	168	38,163
Bucher Industries AG	187	79,178
Burckhardt Compression Holding AG	116	68,968
123

Avantis International Equity Fund
	Shares	Value
Bystronic AG(2)	14	$6,871
Cembra Money Bank AG	784	66,698
Chocoladefabriken Lindt & Spruengli AG	1	120,212
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	10	122,376
Cie Financiere Richemont SA, Class A	4,832	769,144
Clariant AG(1)	6,216	76,985
Coltene Holding AG(1)	73	4,649
Comet Holding AG	138	48,988
COSMO Pharmaceuticals NV	51	3,797
Daetwyler Holding AG, Bearer Shares	197	40,546
DKSH Holding AG	1,033	75,907
dormakaba Holding AG	184	95,517
EFG International AG(1)	2,307	33,040
Emmi AG	40	40,682
EMS-Chemie Holding AG	101	70,482
Flughafen Zurich AG	523	110,327
Forbo Holding AG	30	34,463
Fundamenta Real Estate AG(1)	318	6,058
GAM Holding AG(1)	1,797	709
Geberit AG	386	224,416
Georg Fischer AG	1,691	125,480
Givaudan SA	26	109,094
Gurit Holding AG, Bearer Shares(1)	60	4,393
Helvetia Holding AG	1,176	166,165
Holcim AG(1)	7,385	602,760
Huber & Suhner AG	537	39,030
Idorsia Ltd.(1)(2)	580	1,453
Implenia AG	770	27,025
Ina Invest Holding AG(1)	20	396
Inficon Holding AG	78	121,101
Interroll Holding AG	20	62,880
Intershop Holding AG	26	18,093
Julius Baer Group Ltd.	4,629	247,972
Komax Holding AG	62	11,543
Kuehne & Nagel International AG	806	271,369
Landis & Gyr Group AG(1)	313	24,425
LEM Holding SA	23	43,962
Leonteq AG(1)	434	14,080
Liechtensteinische Landesbank AG	79	6,349
Logitech International SA	4,666	412,877
Lonza Group AG	501	261,500
Medacta Group SA	105	15,058
Metall Zug AG, B Shares	4	6,453
Mobilezone Holding AG	1,771	27,439
Mobimo Holding AG	167	48,877
Montana Aerospace AG(1)	1,067	18,754
Nestle SA	11,967	1,241,184
Novartis AG, ADR	20,852	2,105,426
OC Oerlikon Corp. AG	4,799	22,880
Orior AG	391	28,594
Partners Group Holding AG	498	716,057
124

Avantis International Equity Fund
	Shares	Value
Peach Property Group AG(1)	168	$1,595
PSP Swiss Property AG	1,240	157,658
Roche Holding AG	7,688	2,010,113
Roche Holding AG, Bearer Shares	328	90,673
Sandoz Group AG, ADR(1)(2)	3,651	113,437
Schindler Holding AG	346	87,995
Schindler Holding AG, Bearer Participation Certificate	556	146,494
Schweiter Technologies AG	24	11,984
Schweizerische Nationalbank(1)	2	8,418
Sensirion Holding AG(1)	236	17,878
SFS Group AG	653	81,514
SGS SA	2,125	204,047
Siegfried Holding AG(1)	99	99,357
SIG Group AG(1)	1,594	31,578
Sika AG	605	174,976
SKAN Group AG	202	18,549
Softwareone Holding AG(1)	2,187	40,842
Sonova Holding AG	196	60,456
St. Galler Kantonalbank AG	94	53,141
Stadler Rail AG	2,593	81,585
Straumann Holding AG	1,262	199,473
Swatch Group AG	1,119	51,121
Swatch Group AG, Bearer Shares	653	154,164
Swiss Life Holding AG	700	508,828
Swiss Prime Site AG	1,850	176,807
Swiss Re AG	5,456	658,510
Swisscom AG	527	301,221
Swissquote Group Holding SA	446	118,969
Tecan Group AG	67	26,175
Temenos AG	566	42,595
TX Group AG	61	9,188
u-blox Holding AG(1)	334	31,826
UBS Group AG(1)	30,149	857,739
Valiant Holding AG	415	48,201
VAT Group AG	471	236,418
Vetropack Holding AG	50	2,019
Vontobel Holding AG	888	54,288
VP Bank AG, Class A	24	2,617
VZ Holding AG	197	24,759
V-ZUG Holding AG(1)	38	2,594
Zehnder Group AG	255	15,555
Zurich Insurance Group AG	1,945	1,034,799
		18,558,186
United Kingdom — 12.6%
3i Group PLC	18,784	586,870
4imprint Group PLC	987	71,186
abrdn PLC	30,034	59,809
Admiral Group PLC	5,881	198,432
AG Barr PLC	685	4,510
Airtel Africa PLC	28,409	34,108
AJ Bell PLC	7,601	29,163
125

Avantis International Equity Fund
	Shares	Value
Alliance Pharma PLC	10,362	$5,442
Alpha Group International PLC	573	12,298
Anglo American PLC	16,782	361,601
Antofagasta PLC	4,793	110,120
Ashmore Group PLC	8,522	22,307
Ashtead Group PLC	8,761	630,133
ASOS PLC(1)(2)	2,037	9,699
Associated British Foods PLC	4,819	138,672
Aston Martin Lagonda Global Holdings PLC(1)	3,975	8,698
AstraZeneca PLC, ADR	22,006	1,411,905
Atalaya Mining PLC	1,621	6,705
Auto Trader Group PLC	18,404	172,332
Avation PLC(1)	285	402
Aviva PLC	29,486	166,542
B&M European Value Retail SA	27,589	183,502
Babcock International Group PLC	4,076	25,282
BAE Systems PLC	17,138	269,009
Balfour Beatty PLC	9,906	42,541
Bank of Georgia Group PLC	1,761	104,723
Barclays PLC, ADR(2)	63,811	542,393
Barratt Developments PLC	21,536	127,065
Beazley PLC	10,360	85,516
Bellway PLC	3,256	111,056
Berkeley Group Holdings PLC	1,702	99,998
Bloomsbury Publishing PLC	1,593	10,986
Bodycote PLC	4,049	31,632
boohoo Group PLC(1)(2)	39,860	17,122
BP PLC, ADR	40,891	1,430,776
Breedon Group PLC	3,554	16,556
Britvic PLC	10,143	108,838
BT Group PLC	179,243	236,596
Bunzl PLC	1,783	71,069
Burberry Group PLC	12,124	196,855
Burford Capital Ltd.	4,035	60,230
Bytes Technology Group PLC	9,339	65,954
Capricorn Energy PLC	3,916	5,739
Card Factory PLC(1)	11,519	13,292
Carnival PLC, ADR(1)	4,007	57,701
Centamin PLC	44,961	51,281
Central Asia Metals PLC	6,765	13,302
Centrica PLC	171,860	273,441
Cerillion PLC	701	13,777
Chemring Group PLC	5,863	25,662
Chesnara PLC	3,157	10,066
Clarkson PLC	707	32,047
Close Brothers Group PLC	5,419	23,811
CMC Markets PLC	4,009	8,507
Coats Group PLC	45,694	39,286
Coca-Cola HBC AG(1)	2,266	70,639
Compass Group PLC	14,456	396,652
Computacenter PLC	3,082	113,468
126

Avantis International Equity Fund
	Shares	Value
ConvaTec Group PLC	13,316	$41,444
Crest Nicholson Holdings PLC	9,099	24,354
CRH PLC	6,618	557,964
Croda International PLC	994	59,925
CVS Group PLC	810	15,068
Darktrace PLC(1)	9,909	44,926
DCC PLC	1,496	106,325
De La Rue PLC(1)	2,261	2,449
DFS Furniture PLC	9,527	14,659
Diageo PLC, ADR	3,080	464,464
Direct Line Insurance Group PLC(1)	33,778	86,233
Diversified Energy Co. PLC(2)	319	3,773
Domino's Pizza Group PLC	1,387	5,910
Dowlais Group PLC	12,339	14,188
Drax Group PLC	9,662	56,806
DS Smith PLC	26,586	108,323
Dunelm Group PLC	4,419	64,418
easyJet PLC	8,253	56,861
Ecora Resources PLC	13,738	12,973
Elementis PLC(1)	12,499	22,341
Endeavour Mining PLC	1,938	31,858
Energean PLC	3,066	39,754
EnQuest PLC(1)	45,716	7,479
Essentra PLC	6,998	14,740
Experian PLC	7,933	339,735
FDM Group Holdings PLC	2,832	14,348
Ferrexpo PLC(1)	15,137	13,788
Firstgroup PLC(2)	40,690	80,845
Forterra PLC	7,139	15,494
Frasers Group PLC(1)	4,199	43,033
Fresnillo PLC	497	2,860
Frontier Developments PLC(1)	65	100
Games Workshop Group PLC	1,141	135,595
Gamma Communications PLC	1,255	19,601
Genel Energy PLC	8,674	8,998
Georgia Capital PLC(1)	1,769	27,401
Glencore PLC	143,134	680,477
Golar LNG Ltd.	3,232	65,577
Grafton Group PLC	6,351	78,448
Grainger PLC	18,182	57,291
Greggs PLC	3,618	123,393
GSK PLC, ADR	19,867	832,427
Gulf Keystone Petroleum Ltd.(1)	10,676	12,795
Gym Group PLC(1)(2)	3,624	5,027
Haleon PLC, ADR	50,165	429,412
Halfords Group PLC	3,874	7,434
Halma PLC	1,280	37,276
Harbour Energy PLC	8,634	27,582
Hargreaves Lansdown PLC	7,438	68,550
Hays PLC	36,679	43,804
Headlam Group PLC	1,141	2,770
127

Avantis International Equity Fund
	Shares	Value
Helios Towers PLC(1)	19,955	$18,936
Hikma Pharmaceuticals PLC	4,871	120,883
Hill & Smith PLC	1,870	42,922
Hilton Food Group PLC	3,420	34,493
Hiscox Ltd.	4,569	65,415
Hochschild Mining PLC(1)	19,992	23,351
Hollywood Bowl Group PLC	7,163	29,485
Howden Joinery Group PLC	18,900	197,941
HSBC Holdings PLC, ADR(2)	35,775	1,401,664
Hunting PLC	2,569	10,841
Ibstock PLC	12,744	26,032
IG Group Holdings PLC	8,950	79,001
IMI PLC	6,654	146,053
Impax Asset Management Group PLC	2,916	16,696
Indivior PLC(1)	3,418	73,841
Informa PLC	6,661	68,295
IntegraFin Holdings PLC	8,026	27,834
InterContinental Hotels Group PLC	1,161	123,290
Intermediate Capital Group PLC	3,734	91,046
International Distributions Services PLC(1)	15,435	47,170
International Personal Finance PLC	4,374	6,208
Intertek Group PLC	2,502	146,453
Investec PLC	14,255	89,221
IP Group PLC	29,947	18,084
IWG PLC(1)	16,756	39,290
J D Wetherspoon PLC(1)	4,249	40,610
J Sainsbury PLC	28,045	88,533
JD Sports Fashion PLC	70,820	105,825
JET2 PLC	8,051	141,826
Johnson Matthey PLC	4,233	82,510
Johnson Service Group PLC	18,744	33,837
Jubilee Metals Group PLC(1)	28,078	1,772
Jupiter Fund Management PLC	7,591	7,790
Just Group PLC	27,621	29,299
Kainos Group PLC	2,483	34,767
Keller Group PLC	2,897	31,691
Kingfisher PLC	33,611	99,677
Knights Group Holdings PLC	237	353
Lancashire Holdings Ltd.	6,023	49,531
Legal & General Group PLC	36,320	111,359
Liontrust Asset Management PLC	2,711	21,958
Lloyds Banking Group PLC, ADR	196,843	460,613
London Stock Exchange Group PLC	1,946	218,561
Luxfer Holdings PLC	635	6,299
M&G PLC	14,541	41,341
Man Group PLC	38,764	118,984
Mandarin Oriental International Ltd.(2)	3,400	5,210
Marks & Spencer Group PLC	76,437	229,101
Marshalls PLC	1,809	6,859
Marston's PLC(1)	6,983	2,580
McBride PLC(1)	3,696	4,181
128

Avantis International Equity Fund
	Shares	Value
Me Group International PLC	14,615	$29,686
Mears Group PLC	5,903	26,410
Mitchells & Butlers PLC(1)	10,295	30,582
Mitie Group PLC	23,939	32,330
Molten Ventures PLC(1)	2,262	7,634
Mondi PLC	7,900	140,458
Moneysupermarket.com Group PLC	15,541	48,073
Morgan Advanced Materials PLC	7,472	24,938
Morgan Sindall Group PLC	1,134	33,717
Mortgage Advice Bureau Holdings Ltd.	524	5,299
Motorpoint group PLC(1)	72	119
Naked Wines PLC(1)(2)	964	816
National Grid PLC, ADR(2)	7,921	528,014
NatWest Group PLC, ADR(2)	40,973	254,033
Next 15 Group PLC	1,714	19,462
Next PLC	3,255	342,225
Nexxen International Ltd.(1)	765	2,026
Norcros PLC	2,404	5,394
Ocado Group PLC(1)	886	5,738
OSB Group PLC	11,073	58,361
Pagegroup PLC	15,349	87,935
Pan African Resources PLC	106,942	26,084
Pantheon Resources PLC(1)(2)	44,951	13,683
Paragon Banking Group PLC	9,197	74,694
PayPoint PLC	2,613	16,389
Pearson PLC, ADR(2)	5,145	62,666
Pennon Group PLC	9,798	81,780
Persimmon PLC	3,579	61,678
Petra Diamonds Ltd.(1)	4,880	2,411
Petrofac Ltd.(1)(2)	3,277	1,092
Phoenix Group Holdings PLC	7,538	47,475
Pinewood Technologies Group PLC(1)	21,189	9,777
Playtech PLC(1)	3,187	17,844
Plus500 Ltd.	2,707	58,146
Prax Exploration & Production PLC(1)	154,073	3,442
Premier Foods PLC	10,225	17,820
Prudential PLC, ADR	5,306	106,704
PZ Cussons PLC	7,423	9,379
Quilter PLC	64,501	78,912
Rathbones Group PLC	909	17,874
Reach PLC	11,421	8,529
Reckitt Benckiser Group PLC	4,576	289,125
Redde Northgate PLC	9,590	41,875
Redrow PLC	7,780	62,780
RELX PLC, ADR(2)	17,188	754,897
Renewi PLC(1)	877	6,082
Renishaw PLC	80	4,352
Rentokil Initial PLC	13,762	76,613
Rightmove PLC	24,667	177,028
Rio Tinto PLC, ADR	9,500	613,035
Rolls-Royce Holdings PLC(1)	53,734	250,793
129

Avantis International Equity Fund
	Shares	Value
Saga PLC(1)(2)	108	$167
Sage Group PLC	4,743	74,715
Savannah Energy PLC(1)	44,665	56
Savills PLC	130	1,516
Schroders PLC	5,170	25,768
Serco Group PLC	23,913	56,494
Serica Energy PLC	17,231	37,777
Severn Trent PLC	2,008	63,366
Shanta Gold Ltd.	16,512	2,755
Shell PLC, ADR	30,098	1,891,057
SIG PLC(1)	1,703	668
Smart Metering Systems PLC	1,076	12,912
Smith & Nephew PLC, ADR(2)	3,049	80,829
Smiths Group PLC	2,384	48,537
Softcat PLC	3,864	71,825
Speedy Hire PLC	6,740	2,263
Spirax-Sarco Engineering PLC	569	74,240
Spire Healthcare Group PLC	642	1,828
Spirent Communications PLC	7,786	10,348
SSE PLC	6,430	132,152
SSP Group PLC	13,261	36,657
St. James's Place PLC	9,840	62,655
Standard Chartered PLC	41,463	350,568
SThree PLC	5,787	30,554
Strix Group PLC(2)	2,672	2,366
Studio Retail Group PLC(1)	420	5
Tate & Lyle PLC	11,535	87,577
Tatton Asset Management PLC	821	5,853
Taylor Wimpey PLC	100,296	174,790
TBC Bank Group PLC	2,175	81,271
Telecom Plus PLC	518	9,582
Tesco PLC	95,460	336,691
THG PLC(1)	13,796	10,976
TI Fluid Systems PLC	12,871	24,797
Topps Tiles PLC	1,038	567
TP ICAP Group PLC	32,066	72,413
Travis Perkins PLC	5,048	47,160
TUI AG(1)	1,052	7,354
Tullow Oil PLC(1)(2)	13,780	4,912
Unilever PLC, ADR	13,153	644,102
United Utilities Group PLC	5,814	75,256
Vanquis Banking Group PLC	9,000	13,817
Vertu Motors PLC	18,946	15,787
Vesuvius PLC	8,932	54,626
Victrex PLC	813	12,636
Virgin Money U.K. PLC	43,184	84,803
Vistry Group PLC	5,023	66,844
Vodafone Group PLC, ADR	34,486	308,305
Volex PLC	3,623	13,040
Vp PLC	87	582
Watches of Switzerland Group PLC(1)	8,607	44,065
130

Avantis International Equity Fund
	Shares	Value
Watkin Jones PLC(2)	3,373	$1,997
Weir Group PLC	4,017	93,174
WH Smith PLC	1,292	20,238
Whitbread PLC	3,707	154,841
Wickes Group PLC	7,958	16,016
Wincanton PLC	1,138	8,985
Wise PLC, Class A(1)	19,351	224,806
WPP PLC, ADR(2)	1,117	50,097
XP Power Ltd.	317	4,173
Yellow Cake PLC(1)	9,982	77,559
YouGov PLC	1,701	24,499
		29,600,590
United States — 0.2%
Arcadium Lithium PLC(1)	10,004	50,460
CNH Industrial NV	13,693	160,963
Gen Digital, Inc.	12	258
Liberty Global Ltd., Class A(1)	1,827	31,973
Liberty Global Ltd., Class C(1)	3,318	61,549
Newmont Corp.	6,802	201,233
		506,436
TOTAL COMMON STOCKS (Cost $200,729,347)		233,770,070
RIGHTS — 0.0%
Australia — 0.0%
Lifestyle Communities Ltd.(1)	280	2
Germany — 0.0%
AURELIUS Equity Opportunities SE & Co. KGaA(1)	862	49
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	2,726
TOTAL RIGHTS (Cost $2,530)		2,777
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	7
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
TOTAL WARRANTS (Cost $—)		8
SHORT-TERM INVESTMENTS — 6.8%
Money Market Funds — 6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,326,566	1,326,566
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,593,421	14,593,421
TOTAL SHORT-TERM INVESTMENTS (Cost $15,919,987)		15,919,987
TOTAL INVESTMENT SECURITIES — 106.0% (Cost $216,651,864)		249,692,842
OTHER ASSETS AND LIABILITIES — (6.0)%		(14,082,707)
TOTAL NET ASSETS — 100.0%		$235,610,135
131

Avantis International Equity Fund
MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.5%
Industrials	18.1%
Consumer Discretionary	12.1%
Materials	10.3%
Health Care	8.3%
Information Technology	7.6%
Energy	7.4%
Consumer Staples	6.0%
Communication Services	3.9%
Utilities	3.1%
Real Estate	1.9%
Short-Term Investments	6.8%
Other Assets and Liabilities	(6.0)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	March 2024	$1,020,750	$93,044
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,216,358. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,321,283, which includes securities collateral of $8,727,862.

See Notes to Financial Statements.

132

FEBRUARY 29, 2024 (UNAUDITED)

Avantis International Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.2%
Australia — 8.0%
29Metals Ltd.(1)(2)	44,992	$10,800
Accent Group Ltd.	15,260	20,085
Adbri Ltd.(1)	79,984	163,053
Aeris Resources Ltd.(1)(2)	67,237	5,037
Alkane Resources Ltd.(1)	84,644	26,273
Alliance Aviation Services Ltd.(1)	9,551	17,948
Appen Ltd.(1)(2)	21,185	7,812
Aurelia Metals Ltd.(1)	4,146	362
Austal Ltd.	104,853	139,812
Australian Agricultural Co. Ltd.(1)(2)	38,261	33,901
Australian Finance Group Ltd.(2)	51,743	50,119
Bank of Queensland Ltd.(2)	255,480	977,013
Beach Energy Ltd.	752,440	783,378
Bega Cheese Ltd.	48,493	133,154
Bendigo & Adelaide Bank Ltd.	151,121	952,670
Brickworks Ltd.	2,469	46,860
Byron Energy Ltd.(1)	7,834	443
Capricorn Metals Ltd.(1)	94,163	289,022
Champion Iron Ltd.(2)	204,807	1,031,231
Coast Entertainment Holdings Ltd.(1)(2)	112,608	35,150
Cooper Energy Ltd.(1)	782,026	73,695
Coronado Global Resources, Inc.	241,869	213,970
Credit Corp. Group Ltd.(2)	15,116	189,314
CSR Ltd.	55,666	319,834
Elders Ltd.	59,203	350,532
Emeco Holdings Ltd.(2)	88,013	38,001
EML Payments Ltd.(1)(2)	3,043	1,966
Evolution Mining Ltd.	376,058	714,802
EVT Ltd.	26,243	197,853
FleetPartners Group Ltd.(1)	76,422	173,578
Gold Road Resources Ltd.	312,404	298,513
GrainCorp Ltd., A Shares	123,518	625,809
Grange Resources Ltd.(2)	222,445	62,342
GWA Group Ltd.	3,958	6,896
Harvey Norman Holdings Ltd.(2)	230,819	744,412
Hastings Technology Metals Ltd.(1)(2)	3,617	1,459
Helia Group Ltd.	139,488	375,002
HUB24 Ltd.	126	3,208
Humm Group Ltd.(2)	50,226	17,380
Iluka Resources Ltd.	150,278	669,947
Infomedia Ltd.	30,568	31,856
Inghams Group Ltd.	180,955	428,537
Insignia Financial Ltd.(2)	112,072	172,801
JB Hi-Fi Ltd.	19,766	792,137
Karoon Energy Ltd.(1)	465,220	586,227
Leo Lithium Ltd.(1)(2)	183,575	45,224
Macmahon Holdings Ltd.	111,757	13,827
Magellan Financial Group Ltd.	60,542	320,383
133

Avantis International Small Cap Value Fund
	Shares	Value
McMillan Shakespeare Ltd.	20,883	$297,335
Metals X Ltd.(1)(2)	108,460	20,462
Metcash Ltd.	221,363	535,018
MMA Offshore Ltd.(1)	92,061	128,206
Monadelphous Group Ltd.	6,734	61,970
Mount Gibson Iron Ltd.(1)	54,215	17,452
Myer Holdings Ltd.(2)	294,346	156,121
MyState Ltd.	7,500	15,512
New Hope Corp. Ltd.	302,525	926,528
nib holdings Ltd.	81,327	387,756
NRW Holdings Ltd.	188,621	366,423
OFX Group Ltd.(1)	32,997	32,697
Pacific Current Group Ltd.	868	5,850
Perenti Ltd.(1)	316,962	187,726
Perseus Mining Ltd.	663,004	750,110
Platinum Asset Management Ltd.	199,755	133,593
Premier Investments Ltd.	32,883	647,211
Qube Holdings Ltd.	305,205	646,156
Ramelius Resources Ltd.	392,791	366,283
Red 5 Ltd.(1)	226,305	48,357
Regis Resources Ltd.(1)	325,757	381,006
Reject Shop Ltd.	3,585	11,106
Resimac Group Ltd.	17,203	11,410
Resolute Mining Ltd.(1)	826,967	179,057
Ridley Corp. Ltd.	120,361	188,183
Sandfire Resources Ltd.(1)	165,966	818,573
Seven West Media Ltd.(1)	212,976	29,121
Sierra Rutile Holdings Ltd.(1)(2)	8,804	483
Sigma Healthcare Ltd.	272,921	203,690
Silver Lake Resources Ltd.(1)	385,397	268,168
Sims Ltd.	37,925	302,050
Solvar Ltd.(2)	24,697	17,793
Southern Cross Media Group Ltd.	65,243	39,005
Stanmore Resources Ltd.	176,754	383,214
Star Entertainment Group Ltd.(1)	662,833	224,305
Super Retail Group Ltd.	65,380	695,896
Ten Sixty Four Ltd.(1)	4,832	31
Terracom Ltd.(2)	194,588	30,984
Viva Energy Group Ltd.	369,669	882,724
West African Resources Ltd.(1)	333,245	189,668
Westgold Resources Ltd.(1)	152,035	192,601
Whitehaven Coal Ltd.	154,237	694,395
		23,667,857
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	20,522	416,945
Immofinanz AG(1)	19,710	447,677
Lenzing AG(1)	19,344	605,653
POLYTEC Holding AG	6,121	23,050
Porr AG	14,719	215,925
Semperit AG Holding	6,048	82,104
UNIQA Insurance Group AG	70,408	616,416
		2,407,770
134

Avantis International Small Cap Value Fund
	Shares	Value
Belgium — 1.4%
Bekaert SA	22,055	$1,093,685
bpost SA	61,563	230,921
Cie d'Entreprises CFE	3,893	31,334
Deceuninck NV	1,622	3,941
Deme Group NV	1,789	248,205
Euronav NV	19,091	337,627
Gimv NV	3,173	152,069
Ion Beam Applications(2)	785	7,931
Jensen-Group NV	250	9,096
KBC Ancora	20,227	950,886
Ontex Group NV(1)(2)	9,252	74,185
Proximus SADP	32,988	276,140
Solvay SA(2)	30,261	771,579
Tessenderlo Group SA(2)	224	5,980
		4,193,579
Canada — 9.4%
ADENTRA, Inc.	1,130	30,824
Advantage Energy Ltd.(1)	69,300	512,671
Aecon Group, Inc.	15,200	159,375
Alaris Equity Partners Income	1,400	16,722
Algoma Central Corp.	200	2,194
Algoma Steel Group, Inc.(2)	5,200	42,147
Argonaut Gold, Inc.(1)	34,000	5,762
Athabasca Oil Corp.(1)(2)	123,100	446,268
AutoCanada, Inc.(1)(2)	100	1,578
B2Gold Corp.	143,804	346,490
Baytex Energy Corp.(2)	169,150	539,675
Birchcliff Energy Ltd.(2)	76,715	305,243
Bird Construction, Inc.	4,990	62,653
Bitfarms Ltd.(1)(2)	10,663	30,563
Bonterra Energy Corp.(1)(2)	5,800	21,283
Calfrac Well Services Ltd.(1)	4,100	14,924
Calibre Mining Corp.(1)	66,400	75,835
Canacol Energy Ltd.(2)	3,101	11,904
Canadian Western Bank(2)	22,400	478,485
Capital Power Corp.	43,100	1,217,909
Cardinal Energy Ltd.(2)	31,000	151,214
Cargojet, Inc.(2)	1,527	124,588
Cascades, Inc.	22,900	177,510
Celestica, Inc.(1)	25,700	1,092,271
CES Energy Solutions Corp.	65,420	205,831
China Gold International Resources Corp. Ltd.	2,500	11,845
Chorus Aviation, Inc.(1)(2)	21,331	32,850
Corus Entertainment, Inc., B Shares(2)	50,016	26,166
Crescent Point Energy Corp.	181,046	1,319,342
Crew Energy, Inc.(1)(2)	33,990	112,202
Doman Building Materials Group Ltd.	6,800	40,635
Dorel Industries, Inc., Class B(1)(2)	877	3,877
Dundee Precious Metals, Inc.	63,900	432,231
Eldorado Gold Corp.(1)	50,700	527,117
135

Avantis International Small Cap Value Fund
	Shares	Value
Enerplus Corp.	48,900	$866,555
Ensign Energy Services, Inc.(1)(2)	30,100	46,354
EQB, Inc.	3,700	234,953
Equinox Gold Corp.(1)(2)	118,353	481,383
ERO Copper Corp.(1)(2)	14,700	250,425
Evertz Technologies Ltd.	200	2,056
First National Financial Corp.(2)	700	20,740
Fortuna Silver Mines, Inc.(1)	114,300	310,774
Freehold Royalties Ltd.(2)	17,000	172,361
Frontera Energy Corp.(1)	9,445	54,840
Galiano Gold, Inc.(1)(2)	66	63
Gear Energy Ltd.(2)	25,000	11,974
goeasy Ltd.	2,730	334,906
Headwater Exploration, Inc.(2)	31,910	160,590
Hut 8 Corp.(1)	234	1,990
iA Financial Corp., Inc.	9,200	570,513
IAMGOLD Corp.(1)(2)	159,200	415,258
International Petroleum Corp.(1)(2)	33,702	354,862
Jaguar Mining, Inc.(1)	3,200	4,244
Journey Energy, Inc.(1)(2)	520	1,425
Kelt Exploration Ltd.(1)(2)	37,400	161,213
Kinross Gold Corp.	241,743	1,182,753
Laurentian Bank of Canada(2)	8,200	159,390
Logan Energy Corp.(1)(2)	77,900	47,642
Lundin Gold, Inc.	29,400	342,493
Lundin Mining Corp.	130,300	1,030,188
Martinrea International, Inc.	26,160	267,932
Mattr Corp.(1)	24,000	267,207
MEG Energy Corp.(1)	65,800	1,408,459
Methanex Corp.(2)	14,900	666,419
New Gold, Inc.(1)	295,570	361,527
North American Construction Group Ltd.	8,249	206,536
NuVista Energy Ltd.(1)	66,188	567,681
Obsidian Energy Ltd.(1)(2)	24,600	174,374
OceanaGold Corp.	240,100	398,058
Onex Corp.	3,700	275,547
Paramount Resources Ltd., A Shares(2)	10,000	219,357
Parex Resources, Inc.	38,800	626,106
Park Lawn Corp.	1,600	22,447
PetroTal Corp.(1)(2)	2,000	1,091
Peyto Exploration & Development Corp.(2)	77,000	799,418
Precision Drilling Corp.(1)	5,910	351,077
Real Matters, Inc.(1)	13,400	59,735
Russel Metals, Inc.(2)	22,682	743,226
Secure Energy Services, Inc.	83,486	700,664
Sierra Metals, Inc.(1)(2)	6,600	3,745
SilverCrest Metals, Inc.(1)(2)	17,000	86,055
Spartan Delta Corp.(2)	47,400	112,113
Stelco Holdings, Inc.(2)	7,625	226,702
STEP Energy Services Ltd.(1)(2)	3,000	9,660
SunOpta, Inc.(1)(2)	5,900	42,474
136

Avantis International Small Cap Value Fund
	Shares	Value
Surge Energy, Inc.(2)	20,700	$103,717
Tamarack Valley Energy Ltd.(2)	244,100	604,337
Taseko Mines Ltd.(1)(2)	6,000	9,417
Tidewater Midstream & Infrastructure Ltd.(2)	29,300	17,919
Torex Gold Resources, Inc.(1)	35,400	370,394
Total Energy Services, Inc.	3,600	25,200
Trican Well Service Ltd.	69,905	214,276
Valeura Energy, Inc.(1)(2)	18,800	54,441
Vermilion Energy, Inc.(2)	72,300	803,363
Wajax Corp.	2,075	52,122
Western Forest Products, Inc.(2)	34,700	15,852
Whitecap Resources, Inc.(2)	152,000	1,055,034
Yangarra Resources Ltd.(1)	14,800	12,650
		27,736,461
China — 0.0%
Fullshare Holdings Ltd.(1)(2)	40,300	3,029
LK Technology Holdings Ltd.(2)	250	109
Solargiga Energy Holdings Ltd.(1)	480,000	9,772
		12,910
Denmark — 2.0%
D/S Norden AS	9,931	446,356
Dfds AS	12,501	377,519
H&H International AS, B Shares(1)	3,080	31,283
Jyske Bank AS	5,782	468,078
Nilfisk Holding AS(1)	2,671	49,795
NKT AS(1)	22,095	1,662,758
NTG Nordic Transport Group AS(1)	842	34,213
Per Aarsleff Holding AS	6,873	327,379
Ringkjoebing Landbobank AS	501	85,966
Solar AS, B Shares	2,436	133,110
Spar Nord Bank AS	26,420	465,390
Sydbank AS	21,220	1,139,247
TORM PLC, Class A	19,199	657,813
		5,878,907
Finland — 1.1%
Aspo OYJ	1,402	8,847
Atria OYJ	343	3,480
Citycon OYJ(1)	37,167	158,270
Finnair OYJ(1)	1,928,691	64,270
Harvia OYJ	9,240	332,538
HKScan OYJ, A Shares(1)(2)	2,011	1,528
Incap OYJ(1)(2)	3,141	31,008
Kemira OYJ	4,353	78,422
Lassila & Tikanoja OYJ(2)	893	8,866
Mandatum OYJ(1)	44,875	197,141
Marimekko OYJ	9,745	124,474
Nokian Renkaat OYJ(2)	75,956	693,682
Outokumpu OYJ(2)	160,631	711,517
Puuilo OYJ	36,872	378,552
Talenom OYJ(2)	3,181	18,134
Tokmanni Group Corp.	31,388	531,224
137

Avantis International Small Cap Value Fund
	Shares	Value
Verkkokauppa.com OYJ(1)(2)	249	$628
YIT OYJ(2)	6,962	12,097
		3,354,678
France — 3.5%
AKWEL SADIR	113	1,746
ALD SA	20,507	125,750
Aperam SA	6,888	210,633
Beneteau SACA	16,693	223,568
Biosynex(1)	1,444	9,667
Catana Group(2)	5,213	29,913
Cie des Alpes	14,596	208,757
Cie Plastic Omnium SE	25,873	308,927
Coface SA	43,962	631,143
Derichebourg SA	75,871	344,932
Esso SA Francaise	193	16,041
Etablissements Maurel et Prom SA	50,051	271,193
Eurobio Scientific SA(1)(2)	1,995	35,773
Eutelsat Communications SACA(1)(2)	95,116	353,698
Focus Entertainment(1)	483	6,403
Genfit SA(1)	3,937	13,412
Groupe LDLC(2)	755	15,130
Guerbet	63	2,045
ID Logistics Group SACA(1)	30	10,666
Imerys SA	14,378	455,123
Jacquet Metals SACA	893	17,845
JCDecaux SE(1)	6,547	135,232
Kaufman & Broad SA	3,346	100,208
Maisons du Monde SA(2)	12,783	59,134
Metropole Television SA	17,498	238,385
Nexans SA	3,351	345,368
Nexity SA	26,778	307,251
Novacyt SA(1)(2)	19,950	11,105
ReWorld Media SA(1)	1,855	6,372
SES SA	213,762	1,384,325
SMCP SA(1)(2)	8,369	23,319
Societe pour l'Informatique Industrielle	394	29,808
Synergie SE	96	3,321
Television Francaise 1 SA(2)	34,465	315,654
Ubisoft Entertainment SA(1)	42,104	966,470
Vallourec SACA(1)	133,288	2,022,102
Verallia SA	13,258	490,455
Vicat SACA	7,830	299,785
X-Fab Silicon Foundries SE(1)	31,649	247,174
		10,277,833
Germany — 3.9%
1&1 AG	9,008	166,593
3U Holding AG	6,659	13,963
7C Solarparken AG	5,130	17,553
AlzChem Group AG	92	2,575
Aumann AG	1,872	33,068
Aurubis AG	3,438	217,999
138

Avantis International Small Cap Value Fund
	Shares	Value
Baader Bank AG	2,427	$8,596
BayWa AG	4,106	126,996
Bertrandt AG	560	25,522
Ceconomy AG(1)	15,488	33,497
Centrotec SE	313	16,881
Cewe Stiftung & Co. KGaA	1,517	167,382
Deutsche Pfandbriefbank AG(2)	36,556	152,289
Deutz AG	59,427	369,761
Draegerwerk AG & Co. KGaA	622	27,759
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	122,723
Duerr AG	3,115	68,928
Elmos Semiconductor SE	1,829	145,083
Energiekontor AG	545	39,411
flatexDEGIRO AG(1)	43,781	458,406
Friedrich Vorwerk Group SE	2,971	49,192
Gesco SE	473	8,790
Grand City Properties SA(1)	15,794	147,246
Grenke AG	6,031	148,007
Hamburger Hafen und Logistik AG(1)	8,177	145,071
Heidelberger Druckmaschinen AG(1)	62,369	68,997
Hornbach Holding AG & Co. KGaA	3,778	281,818
HUGO BOSS AG	12,976	883,545
Indus Holding AG	1,240	30,449
Instone Real Estate Group SE	1,981	16,807
JOST Werke SE	4,308	225,261
Jungheinrich AG, Preference Shares	17,515	546,835
Kloeckner & Co. SE	4,694	32,930
Kontron AG	11,629	268,336
Krones AG	6,441	796,365
KSB SE & Co. KGaA	1	703
KSB SE & Co. KGaA, Preference Shares	69	42,864
Lang & Schwarz AG	1,344	14,906
Lanxess AG	24,951	630,647
METRO AG	46,429	259,155
Multitude SE	937	4,522
Mutares SE & Co. KGaA	8,374	317,219
Norma Group SE	9,893	150,041
SAF-Holland SE	23,680	449,057
Salzgitter AG	9,400	241,203
Schaeffler AG, Preference Shares	44,423	323,387
Siltronic AG	8,569	801,589
Stabilus SE	4,720	311,440
Steico SE	963	28,043
STO SE & Co. KGaA, Preference Shares	625	101,209
Suedzucker AG	25,041	354,193
SUESS MicroTec SE	1,236	51,358
TAG Immobilien AG(1)	39,246	479,807
thyssenkrupp AG	182,800	934,836
Villeroy & Boch AG, Preference Shares	1,357	26,408
Vossloh AG	641	28,390
Wacker Neuson SE	5,687	102,389
139

Avantis International Small Cap Value Fund
	Shares	Value
Wuestenrot & Wuerttembergische AG	2,578	$37,423
		11,555,423
Hong Kong — 1.4%
Analogue Holdings Ltd.	12,000	1,592
AustAsia Group Ltd.(1)	5,580	913
BOCOM International Holdings Co. Ltd.(1)	29,000	1,129
Bright Smart Securities & Commodities Group Ltd.	120,000	24,185
Cafe de Coral Holdings Ltd.	140,000	148,023
Chow Sang Sang Holdings International Ltd.	6,000	7,365
CMBC Capital Holdings Ltd.(1)(2)	126,250	4,825
Crystal International Group Ltd.	15,500	5,619
CSC Holdings Ltd.(1)	1,605,000	5,755
CSI Properties Ltd.	350,000	4,675
Dah Sing Banking Group Ltd.	152,800	96,586
Dah Sing Financial Holdings Ltd.	15,600	32,578
Dickson Concepts International Ltd.	25,000	14,914
Eagle Nice International Holdings Ltd.	2,000	1,130
E-Commodities Holdings Ltd.	1,440,000	308,270
Esprit Holdings Ltd.(1)	257,500	8,210
Hang Lung Group Ltd.	107,000	124,413
IGG, Inc.(1)	35,000	16,332
International Housewares Retail Co. Ltd.	10,000	1,879
IRC Ltd.(1)(2)	117,800	2,421
Johnson Electric Holdings Ltd.	132,906	180,774
JS Global Lifestyle Co. Ltd.	74,500	13,592
K Wah International Holdings Ltd.	220,000	58,365
Karrie International Holdings Ltd.	74,000	4,318
KRP Development Holdings Ltd.	18,500	1,966
Minmetals Land Ltd.(1)	4,000	151
Oriental Watch Holdings	66,000	31,337
Pacific Basin Shipping Ltd.	4,637,000	1,351,252
PC Partner Group Ltd.	140,000	50,907
Regina Miracle International Holdings Ltd.	25,000	6,394
Shun Tak Holdings Ltd.(1)	484,000	51,273
Singamas Container Holdings Ltd.	430,000	31,876
SmarTone Telecommunications Holdings Ltd.	92,000	47,568
Sun Hung Kai & Co. Ltd.	38,000	11,053
SUNeVision Holdings Ltd.	140,000	47,328
Tai Hing Group Holdings Ltd.	50,000	5,487
Ten Pao Group Holdings Ltd.	80,000	10,076
Texhong International Group Ltd.(1)	59,500	28,995
Texwinca Holdings Ltd.	26,000	2,688
Truly International Holdings Ltd.	218,000	19,736
United Energy Group Ltd.(2)	1,044,000	63,874
United Laboratories International Holdings Ltd.	934,000	1,011,585
Value Partners Group Ltd.	47,000	10,254
Yue Yuen Industrial Holdings Ltd.	176,000	183,452
		4,035,115
Ireland — 0.4%
Dalata Hotel Group PLC	195,422	953,130
FBD Holdings PLC	2,442	33,700
140

Avantis International Small Cap Value Fund
	Shares	Value
Glenveagh Properties PLC(1)	48,210	$59,053
Origin Enterprises PLC	25,522	87,362
Permanent TSB Group Holdings PLC(1)	4,574	7,754
		1,140,999
Israel — 2.8%
Adgar Investment & Development Ltd.	786	1,104
Africa Israel Residences Ltd.	1,093	72,206
Alony Hetz Properties & Investments Ltd.	40,564	297,865
Arad Investment & Industrial Development Ltd.(1)	163	3,557
Aspen Group Ltd.	664	1,334
Azorim-Investment Development & Construction Co. Ltd.(1)	17,391	89,324
Big Shopping Centers Ltd.(1)	3,107	344,121
Blue Square Real Estate Ltd.	275	19,448
Caesarstone Ltd.(1)	611	2,701
Carasso Motors Ltd.	2,263	11,557
Cellcom Israel Ltd.(1)	11,701	51,562
Clal Insurance Enterprises Holdings Ltd.(1)	28,255	540,450
Delek Automotive Systems Ltd.	704	4,537
Delek Group Ltd.	5,348	722,218
Delta Galil Ltd.	1,264	59,651
Dor Alon Energy in Israel 1988 Ltd.	81	1,656
Elco Ltd.	345	12,534
Equital Ltd.(1)	2,202	71,164
Fattal Holdings 1998 Ltd.(1)	3,165	432,537
FIBI Holdings Ltd.	8,027	363,020
First International Bank Of Israel Ltd.	4,077	176,000
Fox Wizel Ltd.	692	57,829
G City Ltd.(1)	30,739	96,558
Harel Insurance Investments & Financial Services Ltd.(1)	53,063	527,651
IDI Insurance Co. Ltd.	406	13,427
Inrom Construction Industries Ltd.	6,953	23,327
Isracard Ltd.	79,058	309,530
Israel Corp. Ltd.(1)	1,752	461,136
Israel Land Development Co. Ltd.	2,361	21,339
Isras Holdings Ltd.(1)	163	13,942
Isras Investment Co. Ltd.	364	73,368
M Yochananof & Sons Ltd.	273	13,545
Melisron Ltd.	1,144	88,471
Menora Mivtachim Holdings Ltd.	10,208	285,397
Migdal Insurance & Financial Holdings Ltd.	103,732	137,061
Naphtha Israel Petroleum Corp. Ltd.(1)	2,351	12,587
Norstar Holdings, Inc.(1)	1,824	5,120
Oil Refineries Ltd.	1,783,064	734,198
Partner Communications Co. Ltd.(1)	29,914	145,737
Paz Oil Co. Ltd.	927	89,326
Perion Network Ltd.(1)	1,361	31,008
Phoenix Holdings Ltd.	26,186	282,455
Property & Building Corp. Ltd.(1)	90	5,176
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,657
Scope Metals Group Ltd.(1)	69	2,259
Shikun & Binui Ltd.(1)	98,708	264,169
141

Avantis International Small Cap Value Fund
	Shares	Value
Shufersal Ltd.(1)	79,378	$565,638
Summit Real Estate Holdings Ltd.	1,418	18,985
Tadiran Group Ltd.	102	8,493
Tamar Petroleum Ltd.	732	3,986
Tera Light Ltd.(1)	1,388	3,037
Tower Semiconductor Ltd.(1)	2,114	69,627
Victory Supermarket Chain Ltd.	265	3,315
YH Dimri Construction & Development Ltd.	1,682	132,822
ZIM Integrated Shipping Services Ltd.	42,897	510,903
		8,295,625
Italy — 3.5%
Aeffe SpA(1)(2)	1,917	2,025
Aquafil SpA	8,245	28,676
Banca IFIS SpA	15,653	284,578
Banca Popolare di Sondrio SpA	200,046	1,497,100
Banca Sistema SpA(2)	12,370	15,915
BFF Bank SpA	59,679	696,129
BPER Banca	257,776	1,034,929
Credito Emiliano SpA	7,044	67,381
d'Amico International Shipping SA	78,261	537,596
Danieli & C Officine Meccaniche SpA	445	14,855
Danieli & C Officine Meccaniche SpA, Preference Shares	4,393	108,629
Digital Bros SpA(1)(2)	3,854	37,839
Emak SpA	6,148	6,348
Fila SpA	4,077	37,654
Fincantieri SpA(1)(2)	156,537	82,307
Gefran SpA	300	2,593
Geox SpA(1)(2)	34,516	27,551
Iveco Group NV(1)	137,114	1,688,806
Maire Tecnimont SpA	29,620	169,969
MFE-MediaForEurope NV, Class A	87,946	200,639
MFE-MediaForEurope NV, Class B(2)	35,016	110,554
Orsero SpA	1,264	20,498
OVS SpA	149,027	355,019
Saipem SpA(1)(2)	918,235	1,668,660
Sanlorenzo SpA	1,756	78,467
Saras SpA	435,708	823,614
Servizi Italia SpA(1)	1,623	3,155
Sogefi SpA(1)	4,307	14,765
Tesmec SpA(1)(2)	122,093	14,062
Webuild SpA(2)	300,423	637,280
		10,267,593
Japan — 31.0%
77 Bank Ltd.	21,300	560,470
Adastria Co. Ltd.(2)	7,800	177,866
ADEKA Corp.	400	8,247
AEON Financial Service Co. Ltd.(2)	47,800	417,421
AFC-HD AMS Life Science Co. Ltd.	1,300	7,787
Ahresty Corp.(2)	9,900	53,038
Aichi Steel Corp.(2)	5,400	128,863
Air Water, Inc.	36,900	532,396
142

Avantis International Small Cap Value Fund
	Shares	Value
Airport Facilities Co. Ltd.	400	$1,621
Aisan Industry Co. Ltd.	18,400	192,101
Alconix Corp.	1,300	12,475
Alinco, Inc.	200	1,402
Alpen Co. Ltd.(2)	1,400	18,508
Alps Alpine Co. Ltd.	86,400	635,150
Amuse, Inc.	400	4,014
AOKI Holdings, Inc.	18,200	135,921
Aoyama Trading Co. Ltd.	19,100	208,125
Applied Co. Ltd.	200	3,871
Arakawa Chemical Industries Ltd.	1,500	11,279
Arata Corp.	17,100	383,326
ARCLANDS Corp.(2)	12,900	144,886
Arcs Co. Ltd.(2)	13,100	270,637
ARE Holdings, Inc.(2)	28,300	365,938
Artience Co. Ltd.	15,600	296,226
Asahi Co. Ltd.(2)	1,900	16,710
Asahi Yukizai Corp.	4,000	115,345
Asanuma Corp.	200	5,872
Asia Pile Holdings Corp.	8,700	45,421
Autobacs Seven Co. Ltd.	22,400	250,474
Avex, Inc.(2)	1,000	8,703
Awa Bank Ltd.	6,100	110,387
Axial Retailing, Inc.	7,100	189,314
Bando Chemical Industries Ltd.	9,900	113,099
Bank of Nagoya Ltd.	2,000	88,546
Bank of Saga Ltd.	900	12,322
Bank of the Ryukyus Ltd.	12,300	94,552
Beenos, Inc.	1,800	22,567
Belluna Co. Ltd.	1,700	7,038
B-Lot Co. Ltd.	6,300	39,855
BML, Inc.	4,600	86,390
Bunka Shutter Co. Ltd.	20,500	215,255
Carlit Holdings Co. Ltd.	1,800	12,352
Cawachi Ltd.	3,900	72,127
Central Glass Co. Ltd.	1,400	26,795
Chiba Kogyo Bank Ltd.	19,900	138,475
Chilled & Frozen Logistics Holdings Co. Ltd.	500	6,128
Chori Co. Ltd.	2,400	51,095
Chubu Shiryo Co. Ltd.	1,600	13,061
Chubu Steel Plate Co. Ltd.	5,400	88,804
Chuetsu Pulp & Paper Co. Ltd.	2,700	32,607
Chugoku Marine Paints Ltd.	3,500	50,561
Citizen Watch Co. Ltd.(2)	13,200	91,892
CKD Corp.	13,100	269,363
CMK Corp.	1,800	7,481
Coca-Cola Bottlers Japan Holdings, Inc.	36,900	487,836
Cosmo Energy Holdings Co. Ltd.(2)	30,100	1,339,857
Credit Saison Co. Ltd.	56,300	1,095,212
CTI Engineering Co. Ltd.	3,000	116,608
Daicel Corp.	3,200	30,265
143

Avantis International Small Cap Value Fund
	Shares	Value
Daido Metal Co. Ltd.	1,100	$4,116
Daido Steel Co. Ltd.	61,700	730,281
Daihatsu Diesel Manufacturing Co. Ltd.	6,100	62,713
Daiho Corp.	400	8,412
Daiichi Jitsugyo Co. Ltd.	3,600	47,799
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,248
Daiki Aluminium Industry Co. Ltd.(2)	1,100	8,733
Daikoku Denki Co. Ltd.(2)	3,200	86,318
Daikokutenbussan Co. Ltd.	1,200	75,215
Daikyonishikawa Corp.	7,900	39,732
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	14,477
Daio Paper Corp.(2)	1,900	14,089
Daishi Hokuetsu Financial Group, Inc.	12,000	345,682
Daishinku Corp.	1,500	9,085
Daito Chemix Corp.	700	3,629
Daitron Co. Ltd.	100	2,037
Daiwabo Holdings Co. Ltd.	16,400	287,529
Dear Life Co. Ltd.	3,800	23,789
Densan System Holdings Co. Ltd.	400	7,295
Dowa Holdings Co. Ltd.(2)	26,100	911,976
Dream Incubator, Inc.	600	12,189
Eagle Industry Co. Ltd.	7,100	83,782
Eco's Co. Ltd.	100	1,522
EDION Corp.	4,200	43,096
EF-ON, Inc.	100	275
Ehime Bank Ltd.	8,800	65,794
EJ Holdings, Inc.	1,100	12,590
Electric Power Development Co. Ltd.	58,800	965,797
Endo Lighting Corp.	2,800	28,328
Enomoto Co. Ltd.	700	7,601
Enplas Corp.(2)	2,900	161,638
ERI Holdings Co. Ltd.	400	5,080
Exedy Corp.	15,800	318,200
FCC Co. Ltd.	18,200	257,604
Feed One Co. Ltd.	1,900	13,079
Ferrotec Holdings Corp.	18,600	372,026
FIDEA Holdings Co. Ltd.	3,420	37,091
Financial Partners Group Co. Ltd.	4,100	52,288
First Bank of Toyama Ltd.	19,400	123,762
FJ Next Holdings Co. Ltd.	3,500	27,809
Foster Electric Co. Ltd.	8,500	68,216
France Bed Holdings Co. Ltd.	3,100	27,783
Frontier International, Inc.	700	10,640
Fuji Co. Ltd.(2)	8,600	108,474
Fuji Corp. Ltd.	3,300	16,092
Fuji Media Holdings, Inc.	8,700	104,199
Fuji Oil Co. Ltd.(2)	9,700	22,337
Fujibo Holdings, Inc.(2)	600	17,930
Fujikura Composites, Inc.	5,100	47,903
Fujikura Ltd.	102,300	1,251,845
Fujimori Kogyo Co. Ltd.	3,200	82,998
144

Avantis International Small Cap Value Fund
	Shares	Value
FuKoKu Co. Ltd.	400	$4,528
Fukuyama Transporting Co. Ltd.	6,900	187,849
Furukawa Co. Ltd.	12,200	144,160
Furukawa Electric Co. Ltd.(2)	30,600	606,494
Fuso Chemical Co. Ltd.	2,000	64,709
Futaba Industrial Co. Ltd.	30,900	221,427
Fuyo General Lease Co. Ltd.	6,600	603,444
Gakken Holdings Co. Ltd.	5,400	35,273
Gecoss Corp.	400	3,065
Genky DrugStores Co. Ltd.	1,700	75,975
GLOBERIDE, Inc.	1,200	15,995
Glome Holdings, Inc.	2,300	10,002
Glory Ltd.	2,100	41,004
Godo Steel Ltd.	5,100	203,201
GS Yuasa Corp.	26,800	504,790
G-Tekt Corp.	9,400	128,308
Gunma Bank Ltd.	156,900	847,067
H2O Retailing Corp.	33,200	388,066
Hagiwara Electric Holdings Co. Ltd.	2,900	94,562
Hakudo Co. Ltd.	1,200	20,622
Hakuto Co. Ltd.(2)	2,800	110,712
Halows Co. Ltd.	2,200	67,886
Hamakyorex Co. Ltd.	5,000	126,246
Hanwa Co. Ltd.	16,200	616,357
Happinet Corp.	8,400	177,531
Hazama Ando Corp.(2)	41,500	342,456
Heiwado Co. Ltd.(2)	14,100	193,625
HI-LEX Corp.	5,600	63,667
Hino Motors Ltd.(1)	83,800	279,119
Hirano Tecseed Co. Ltd.	800	11,452
HIS Co. Ltd.(1)	5,600	64,063
Hitachi Zosen Corp.	85,800	705,683
Hodogaya Chemical Co. Ltd.	1,000	24,753
Hokko Chemical Industry Co. Ltd.	4,100	32,427
Hokkoku Financial Holdings, Inc.	2,400	77,575
Hokuetsu Corp.(2)	46,100	457,251
Hokuetsu Industries Co. Ltd.	3,300	52,683
Hokuhoku Financial Group, Inc.	21,800	251,494
Hokuto Corp.	2,000	24,035
H-One Co. Ltd.	2,700	12,509
Honeys Holdings Co. Ltd.	7,200	80,056
Hoosiers Holdings Co. Ltd.	2,300	16,880
Horiba Ltd.	5,500	537,646
Hosokawa Micron Corp.	2,500	79,195
HS Holdings Co. Ltd.	7,500	50,405
Hyakugo Bank Ltd.	59,400	262,530
Hyakujushi Bank Ltd.	4,300	80,793
Ichikoh Industries Ltd.	4,500	16,575
Ichinen Holdings Co. Ltd.	6,900	77,501
IDOM, Inc.(2)	18,200	110,142
Iino Kaiun Kaisha Ltd.	39,400	337,331
145

Avantis International Small Cap Value Fund
	Shares	Value
Inabata & Co. Ltd.	24,500	$523,080
I-Net Corp.	200	2,924
INFRONEER Holdings, Inc.	17,300	177,458
Innotech Corp.	1,800	24,463
Integrated Design & Engineering Holdings Co. Ltd.	6,100	150,129
Internet Initiative Japan, Inc.	8,400	156,109
Inui Global Logistics Co. Ltd.	1,000	6,771
I-PEX, Inc.	2,800	33,904
I'rom Group Co. Ltd.	200	2,495
Ise Chemicals Corp.	300	21,683
Ishizuka Glass Co. Ltd.	900	17,037
Itochu Enex Co. Ltd.	14,900	152,150
Itochu-Shokuhin Co. Ltd.	2,700	136,352
Itoki Corp.	13,400	147,141
IwaiCosmo Holdings, Inc.	3,900	59,063
Iyogin Holdings, Inc.	26,700	200,422
Izumi Co. Ltd.(2)	12,900	298,789
J Front Retailing Co. Ltd.(2)	99,500	987,976
J Trust Co. Ltd.	15,700	43,907
Jaccs Co. Ltd.	9,000	328,688
JAFCO Group Co. Ltd.(2)	14,300	171,903
Japan Lifeline Co. Ltd.	10,200	89,305
Japan Petroleum Exploration Co. Ltd.(2)	14,800	601,033
Japan Pulp & Paper Co. Ltd.	2,200	75,553
Japan Transcity Corp.	2,000	8,277
Japan Wool Textile Co. Ltd.	1,300	11,936
JDC Corp.	2,900	10,131
JGC Holdings Corp.(2)	56,200	511,922
JINUSHI Co. Ltd.	1,200	17,531
JM Holdings Co. Ltd.	1,700	29,594
J-Oil Mills, Inc.	9,600	125,214
Joshin Denki Co. Ltd.	6,200	96,950
JSB Co. Ltd.	3,400	61,811
JSP Corp.	3,300	49,300
JTEKT Corp.	43,400	405,022
Juroku Financial Group, Inc.	11,000	326,682
JVCKenwood Corp.	105,900	587,755
Kaga Electronics Co. Ltd.	7,400	328,872
Kamei Corp.	6,600	83,563
Kanamoto Co. Ltd.	16,300	312,573
Kandenko Co. Ltd.	30,300	345,846
Kaneka Corp.	17,900	430,349
Kanematsu Corp.	26,600	424,438
Kanto Denka Kogyo Co. Ltd.	12,900	78,300
Kato Sangyo Co. Ltd.	12,800	414,605
Kato Works Co. Ltd.	2,300	22,656
Kawada Technologies, Inc.	2,200	132,310
Kawai Musical Instruments Manufacturing Co. Ltd.	600	14,065
Kawasaki Heavy Industries Ltd.	3,300	91,267
Keihanshin Building Co. Ltd.	2,100	21,035
Keiyo Bank Ltd.	19,400	97,302
146

Avantis International Small Cap Value Fund
	Shares	Value
KFC Holdings Japan Ltd.	100	$2,826
Kitz Corp.	18,200	152,942
Kiyo Bank Ltd.	5,900	73,423
Kobe Steel Ltd.(2)	133,400	1,829,708
Koei Chemical Co. Ltd.	200	3,045
Kohnan Shoji Co. Ltd.(2)	2,400	67,403
Komeri Co. Ltd.(2)	8,500	197,907
Konica Minolta, Inc.(1)	104,100	343,706
Konishi Co. Ltd.	5,300	51,597
Konoike Transport Co. Ltd.	11,200	138,965
KPP Group Holdings Co. Ltd.	16,100	69,547
Krosaki Harima Corp.	600	58,241
K's Holdings Corp.	50,000	433,124
Kumagai Gumi Co. Ltd.	4,100	108,213
Kurabo Industries Ltd.	2,400	50,992
Kuraray Co. Ltd.	104,500	1,055,621
Kurimoto Ltd.	300	6,642
KYB Corp.	9,600	329,983
Kyoei Steel Ltd.	8,700	141,206
Kyokuyo Co. Ltd.	200	4,758
Kyudenko Corp.	11,000	427,905
Kyushu Financial Group, Inc.	50,900	383,753
Kyushu Leasing Service Co. Ltd.	1,800	18,770
Lawson, Inc.	300	20,545
Life Corp.	10,600	272,617
Look Holdings, Inc.	2,100	34,708
Macnica Holdings, Inc.	21,900	1,212,231
Makino Milling Machine Co. Ltd.	3,100	121,054
Mamiya-Op Co. Ltd.	400	4,513
Marubun Corp.	700	7,067
Maruha Nichiro Corp.	21,800	429,633
Maruzen Showa Unyu Co. Ltd.	4,700	139,715
Matsuda Sangyo Co. Ltd.	5,900	92,247
Maxell Ltd.	7,800	81,091
MCJ Co. Ltd.	21,600	196,712
Mebuki Financial Group, Inc.	306,300	957,570
Megachips Corp.	3,400	95,014
Megmilk Snow Brand Co. Ltd.	24,000	359,936
Meidensha Corp.	11,700	207,378
Meiji Shipping Group Co. Ltd.	4,400	24,270
Meiko Electronics Co. Ltd.	9,200	302,031
Meisei Industrial Co. Ltd.	11,500	95,569
Micronics Japan Co. Ltd.	6,300	317,816
Mimasu Semiconductor Industry Co. Ltd.	6,700	142,715
Ministop Co. Ltd.	800	8,366
Miraial Co. Ltd.	1,700	17,792
Mitsuba Corp.	18,900	184,023
Mitsubishi Logisnext Co. Ltd.	14,600	161,710
Mitsubishi Logistics Corp.	15,500	475,922
Mitsubishi Materials Corp.	58,400	1,022,421
Mitsubishi Research Institute, Inc.	2,000	67,343
147

Avantis International Small Cap Value Fund
	Shares	Value
Mitsubishi Shokuhin Co. Ltd.	6,500	$233,656
Mitsui Matsushima Holdings Co. Ltd.(2)	5,700	119,704
Mitsui Mining & Smelting Co. Ltd.	29,900	881,544
Mitsui-Soko Holdings Co. Ltd.	10,100	317,552
Miyaji Engineering Group, Inc.	4,000	111,386
Miyazaki Bank Ltd.	3,700	70,135
Mizuho Leasing Co. Ltd.	11,800	433,676
Mizuho Medy Co. Ltd.	1,400	31,097
Mizuno Corp.	3,400	119,551
Monex Group, Inc.	26,600	164,009
Morinaga Milk Industry Co. Ltd.	28,500	590,099
Moriroku Holdings Co. Ltd.	5,300	95,496
Morita Holdings Corp.	2,100	22,243
Mugen Estate Co. Ltd.	6,700	62,657
Musashi Seimitsu Industry Co. Ltd.	22,200	248,078
Musashino Bank Ltd.	10,200	197,709
Nachi-Fujikoshi Corp.	3,800	87,106
Nagase & Co. Ltd.	31,400	522,734
Naigai Tec Corp.	300	6,421
Nakayama Steel Works Ltd.(2)	19,500	121,895
Namura Shipbuilding Co. Ltd.	33,000	459,415
Nanto Bank Ltd.	2,000	38,282
Nasu Denki Tekko Co. Ltd.	100	6,717
NEC Capital Solutions Ltd.	3,000	76,665
New Japan Chemical Co. Ltd.(1)	800	1,085
NHK Spring Co. Ltd.	20,100	193,282
Nichias Corp.	12,300	323,345
Nichicon Corp.	18,000	147,475
Nichiha Corp.	2,000	46,426
Nichireki Co. Ltd.	4,500	71,957
Nichirin Co. Ltd.	2,700	67,827
Nihon Chouzai Co. Ltd.	1,200	11,562
Nihon Dempa Kogyo Co. Ltd.	8,800	85,616
Nihon Dengi Co. Ltd.	100	3,726
Nihon Flush Co. Ltd.	400	2,596
Nihon House Holdings Co. Ltd.	7,900	16,407
Nihon Tokushu Toryo Co. Ltd.	500	4,809
Nikkiso Co. Ltd.	13,900	116,393
Nikkon Holdings Co. Ltd.	19,900	408,993
Nippn Corp.	18,200	288,782
Nippon Carbide Industries Co., Inc.	2,400	29,262
Nippon Chemical Industrial Co. Ltd.	1,700	28,074
Nippon Chemi-Con Corp.(1)	1,200	10,965
Nippon Coke & Engineering Co. Ltd.(1)	50,500	41,455
Nippon Concrete Industries Co. Ltd.	2,500	7,055
Nippon Denko Co. Ltd.	2,600	5,210
Nippon Densetsu Kogyo Co. Ltd.	2,400	32,425
Nippon Light Metal Holdings Co. Ltd.	33,900	391,127
Nippon Paper Industries Co. Ltd.(1)	53,100	404,760
Nippon Pillar Packing Co. Ltd.	6,800	250,473
Nippon Seiki Co. Ltd.	1,600	16,559
148

Avantis International Small Cap Value Fund
	Shares	Value
Nippon Shokubai Co. Ltd.	9,600	$359,878
Nippon Soda Co. Ltd.	4,600	188,640
Nippon Television Holdings, Inc.	12,900	182,681
Nippon Yakin Kogyo Co. Ltd.	5,600	175,892
Nipro Corp.	40,800	337,312
Nishimoto Co. Ltd.	2,700	112,435
Nishi-Nippon Financial Holdings, Inc.	49,700	628,618
Nishi-Nippon Railroad Co. Ltd.	10,800	173,649
Nishio Holdings Co. Ltd.	9,200	238,889
Nissan Shatai Co. Ltd.	15,500	99,683
Nisshin Oillio Group Ltd.	15,000	521,969
Nissin Corp.	700	13,256
Nissui Corp.	117,400	747,155
Niterra Co. Ltd.	11,100	336,982
Nittetsu Mining Co. Ltd.	3,900	130,464
Nojima Corp.	27,100	304,843
NOK Corp.(2)	24,100	341,657
Nomura Micro Science Co. Ltd.	2,000	256,184
Noritake Co. Ltd.	2,300	128,412
Noritsu Koki Co. Ltd.	9,300	199,542
North Pacific Bank Ltd.	71,300	190,275
NS United Kaiun Kaisha Ltd.	6,600	234,003
NTN Corp.(2)	213,000	452,837
Ogaki Kyoritsu Bank Ltd.	3,900	55,521
Oji Holdings Corp.(2)	11,700	45,819
Okasan Securities Group, Inc.(2)	10,300	53,678
Oki Electric Industry Co. Ltd.	4,800	34,370
Okinawa Cellular Telephone Co.	2,900	69,772
Okinawa Financial Group, Inc.	5,800	100,648
Okura Industrial Co. Ltd.	2,900	62,976
Okuwa Co. Ltd.	2,200	12,442
Olympic Group Corp.	500	1,752
Onoken Co. Ltd.	6,100	73,664
Onward Holdings Co. Ltd.	5,500	18,835
Organo Corp.	1,000	51,396
Orient Corp.	16,870	120,321
Oriental Shiraishi Corp.	13,400	35,508
Osaka Soda Co. Ltd.(2)	4,300	331,920
Osaka Steel Co. Ltd.	700	10,573
Pacific Industrial Co. Ltd.	18,400	185,844
Pack Corp.	600	14,049
PAL GROUP Holdings Co. Ltd.(2)	13,000	197,673
Pasona Group, Inc.	11,600	222,245
Penta-Ocean Construction Co. Ltd.	40,600	210,342
Press Kogyo Co. Ltd.	35,300	158,764
Prima Meat Packers Ltd.	11,600	175,374
PS Mitsubishi Construction Co. Ltd.	12,400	86,410
Raito Kogyo Co. Ltd.	300	3,818
Raiznext Corp.	700	10,683
Rasa Industries Ltd.	2,500	40,678
Raysum Co. Ltd.	1,100	26,633
149

Avantis International Small Cap Value Fund
	Shares	Value
Renewable Japan Co. Ltd.(1)(2)	6,600	$45,258
Rengo Co. Ltd.	78,200	521,785
Resorttrust, Inc.	27,400	472,580
Ricoh Leasing Co. Ltd.	5,300	182,729
Riken Technos Corp.	15,500	101,465
Roland DG Corp.	400	13,394
Round One Corp.	64,500	301,341
Ryobi Ltd.	12,800	215,344
Sakai Chemical Industry Co. Ltd.	300	4,001
Sakata INX Corp.	20,200	195,044
Sakura Internet, Inc.	300	12,945
Sala Corp.	13,400	71,062
San Holdings, Inc.	800	5,572
San ju San Financial Group, Inc.	1,700	22,474
San-Ai Obbli Co. Ltd.	20,400	267,652
Sangetsu Corp.	16,600	390,648
San-In Godo Bank Ltd.	43,100	330,740
Sanix, Inc.(1)	1,600	3,210
Sanki Engineering Co. Ltd.	1,200	15,979
Sanko Gosei Ltd.	1,200	5,350
Sankyo Frontier Co. Ltd.	200	5,757
Sankyo Tateyama, Inc.	9,200	51,587
Sankyu, Inc.	12,100	427,860
Sanoh Industrial Co. Ltd.	13,200	93,444
Sansha Electric Manufacturing Co. Ltd.	2,000	22,182
Sanwa Holdings Corp.	27,100	481,019
Sanyo Chemical Industries Ltd.	400	11,356
Sanyo Denki Co. Ltd.	1,100	49,235
Sanyo Special Steel Co. Ltd.	8,500	128,118
Sato Holdings Corp.	4,500	67,444
Sawai Group Holdings Co. Ltd.	2,900	111,027
SBS Holdings, Inc.	600	9,604
Scroll Corp.	5,900	37,067
SEC Carbon Ltd.	2,000	36,812
Seed Co. Ltd.(2)	1,600	7,655
Seika Corp.	2,300	48,274
Seikitokyu Kogyo Co. Ltd.(2)	4,500	58,858
Seiko Group Corp.	13,200	307,080
Seino Holdings Co. Ltd.	42,800	605,827
Sekisui Kasei Co. Ltd.	2,100	6,808
SEMITEC Corp.	800	9,481
Senko Group Holdings Co. Ltd.(2)	38,500	274,414
Senshu Electric Co. Ltd.	1,000	25,642
Senshu Ikeda Holdings, Inc.	87,300	223,463
Shibaura Mechatronics Corp.(2)	3,600	158,620
Shibusawa Warehouse Co. Ltd.	100	2,028
Shikoku Bank Ltd.	4,200	31,572
Shin Nippon Biomedical Laboratories Ltd.(2)	1,000	10,977
Shinagawa Refractories Co. Ltd.	4,500	61,645
Shinmaywa Industries Ltd.	6,300	51,234
Shinnihon Corp.	400	3,393
150

Avantis International Small Cap Value Fund
	Shares	Value
Shinwa Co. Ltd.(2)	1,000	$16,154
Ship Healthcare Holdings, Inc.	1,100	15,974
Showa Sangyo Co. Ltd.	9,700	224,652
Siix Corp.	10,200	111,654
Sinfonia Technology Co. Ltd.	10,400	185,911
SK-Electronics Co. Ltd.	3,000	67,440
SKY Perfect JSAT Holdings, Inc.	55,600	330,053
Soda Nikka Co. Ltd.	4,000	32,455
Soken Chemical & Engineering Co. Ltd.	800	17,689
Starts Corp., Inc.	14,700	297,254
St-Care Holding Corp.	1,900	11,690
Stella Chemifa Corp.	2,300	57,789
Studio Alice Co. Ltd.(2)	700	9,485
Subaru Enterprise Co. Ltd.	500	10,580
Sumida Corp.	14,100	114,685
Sumiseki Holdings, Inc.	17,400	323,606
Sumitomo Densetsu Co. Ltd.	2,800	57,555
Sumitomo Heavy Industries Ltd.	8,000	238,408
Sumitomo Osaka Cement Co. Ltd.	14,400	342,575
Sumitomo Riko Co. Ltd.	22,800	192,506
Sumitomo Seika Chemicals Co. Ltd.	2,300	76,064
Sumitomo Warehouse Co. Ltd.	12,700	218,757
Sun Corp.	5,200	111,211
Sun Frontier Fudousan Co. Ltd.	14,600	161,956
Sun-Wa Technos Corp.	2,600	40,922
Suruga Bank Ltd.(2)	52,000	280,702
Suzuken Co. Ltd.	21,200	631,148
SWCC Corp.	9,000	202,657
T RAD Co. Ltd.	1,600	42,657
Tachibana Eletech Co. Ltd.	200	4,241
Tachikawa Corp.	400	3,981
Tachi-S Co. Ltd.	18,000	246,526
Taihei Dengyo Kaisha Ltd.	1,700	50,626
Taiheiyo Cement Corp.	53,300	1,119,697
Taiho Kogyo Co. Ltd.	1,500	8,888
Taikisha Ltd.	11,100	351,384
Taisei Oncho Co. Ltd.(2)	1,000	39,602
Taiyo Holdings Co. Ltd.	3,100	67,208
Takamatsu Construction Group Co. Ltd.	400	7,594
Takamiya Co. Ltd.	1,000	3,774
Takaoka Toko Co. Ltd.	1,900	31,128
Takara Holdings, Inc.(2)	5,600	46,905
Takara Standard Co. Ltd.(2)	2,600	32,001
Takasago International Corp.	1,900	41,710
Takasago Thermal Engineering Co. Ltd.	16,600	484,013
Takashimaya Co. Ltd.(2)	64,800	975,382
Take & Give Needs Co. Ltd.	2,600	19,476
Tamron Co. Ltd.	4,000	173,810
Tanseisha Co. Ltd.	2,400	12,734
Tekken Corp.	800	13,061
Tenma Corp.	600	9,466
151

Avantis International Small Cap Value Fund
	Shares	Value
Tera Probe, Inc.	2,300	$100,879
Tess Holdings Co. Ltd.	3,100	9,660
Tigers Polymer Corp.	900	6,821
Toa Corp.	8,000	273,143
TOA ROAD Corp.	2,400	104,371
Toagosei Co. Ltd.	1,800	18,543
Tobishima Corp.	1,900	18,595
Toenec Corp.	100	3,483
Toho Co. Ltd.	2,800	55,349
Toho Holdings Co. Ltd.(2)	23,400	493,903
Tokai Carbon Co. Ltd.	26,800	176,798
TOKAI Holdings Corp.	32,300	219,701
Tokai Rika Co. Ltd.	21,500	352,589
Tokuyama Corp.	6,000	97,330
Tokyo Electron Device Ltd.	1,200	58,000
Tokyo Kiraboshi Financial Group, Inc.	11,900	359,660
Tokyo Seimitsu Co. Ltd.	10,900	747,747
Tokyo Steel Manufacturing Co. Ltd.	25,500	284,334
Tokyo Tekko Co. Ltd.	4,000	147,801
Tokyotokeiba Co. Ltd.	2,700	76,687
Toli Corp.	1,800	4,694
Tomen Devices Corp.	500	18,766
Tomoku Co. Ltd.	300	4,709
TOMONY Holdings, Inc.	47,200	129,670
Tomy Co. Ltd.	1,400	24,937
Tonami Holdings Co. Ltd.	300	8,760
Topre Corp.	22,000	361,832
Topy Industries Ltd.	8,900	182,095
Torishima Pump Manufacturing Co. Ltd.	5,700	108,068
Totech Corp.	2,200	111,924
Towa Corp.	1,400	87,870
Toyo Construction Co. Ltd.(2)	19,500	185,909
Toyo Engineering Corp.(1)	13,900	84,285
Toyo Seikan Group Holdings Ltd.	28,100	473,197
Toyo Tire Corp.	48,100	871,426
Toyobo Co. Ltd.	3,000	22,251
Toyoda Gosei Co. Ltd.	30,300	624,943
Toyota Boshoku Corp.	21,800	345,792
TPR Co. Ltd.	10,400	150,159
Traders Holdings Co. Ltd.	4,600	21,781
Transcosmos, Inc.	900	18,293
TRE Holdings Corp.	15,724	127,932
Trusco Nakayama Corp.	22,200	344,892
Tsubakimoto Chain Co.	11,700	381,510
Tsuburaya Fields Holdings, Inc.(2)	13,200	134,957
Tsukuba Bank Ltd.(2)	18,800	33,819
Tsuzuki Denki Co. Ltd.	300	5,043
TV Asahi Holdings Corp.	5,400	70,020
Tv Tokyo Holdings Corp.	1,600	31,606
UACJ Corp.	18,600	510,964
Uchida Yoko Co. Ltd.	1,300	67,549
152

Avantis International Small Cap Value Fund
	Shares	Value
UEX Ltd.	3,400	$28,032
Unipres Corp.	12,900	94,451
UNITED, Inc.	800	4,867
Unitika Ltd.(1)	10,300	11,087
Univance Corp.	3,000	14,265
Valor Holdings Co. Ltd.	21,900	354,218
Valqua Ltd.	5,100	163,660
Vertex Corp.	3,000	34,718
VT Holdings Co. Ltd.	3,900	13,570
Wacom Co. Ltd.	7,100	29,817
Wakita & Co. Ltd.(2)	12,700	130,278
Wellnet Corp.	5,000	18,200
Willplus Holdings Corp.	900	5,864
Wood One Co. Ltd.	1,900	13,259
Xebio Holdings Co. Ltd.	3,300	21,602
Yahagi Construction Co. Ltd.	2,600	27,093
YAMABIKO Corp.	12,500	154,323
Yamada Holdings Co. Ltd.	3,100	8,912
Yamae Group Holdings Co. Ltd.	6,600	121,058
Yamaichi Electronics Co. Ltd.	8,000	121,005
Yellow Hat Ltd.	3,900	50,914
Yokogawa Bridge Holdings Corp.	1,700	32,373
Yokohama Rubber Co. Ltd.	16,200	430,933
Yokorei Co. Ltd.	10,000	70,717
Yondenko Corp.	1,600	45,838
Yorozu Corp.	1,600	10,010
Yuasa Trading Co. Ltd.	7,600	254,829
Yurtec Corp.	2,200	19,641
		91,945,576
Netherlands — 1.7%
AerCap Holdings NV(1)	13,843	1,068,403
AMG Critical Materials NV	6,466	147,716
Arcadis NV	2,785	162,553
ASR Nederland NV	24,187	1,116,345
Basic-Fit NV(1)	7,596	204,887
BE Semiconductor Industries NV	5,477	991,982
ForFarmers NV(2)	2,391	6,274
Fugro NV(1)	17,287	382,050
Koninklijke Heijmans NV, CVA	3,267	54,899
Koninklijke Vopak NV	13,641	507,320
Nedap NV	63	4,563
OCI NV	14,870	392,335
SIF Holding NV(1)(2)	1,046	11,205
Sligro Food Group NV	1,343	19,165
TKH Group NV, CVA	540	22,560
Van Lanschot Kempen NV(2)	702	23,911
		5,116,168
New Zealand — 0.5%
Air New Zealand Ltd.	2,210,056	826,725
Channel Infrastructure NZ Ltd.	5,917	5,263
KMD Brands Ltd.	13,702	4,339
153

Avantis International Small Cap Value Fund
	Shares	Value
Oceania Healthcare Ltd.(2)	371,672	$133,502
PGG Wrightson Ltd.	3,178	4,433
SKY Network Television Ltd.	10,714	18,116
SKYCITY Entertainment Group Ltd.	421,141	494,962
Warehouse Group Ltd.	4,116	3,334
		1,490,674
Norway — 2.3%
2020 Bulkers Ltd.(1)	2,141	30,298
ABG Sundal Collier Holding ASA	87,514	51,522
Aker Solutions ASA	16,148	54,251
AMSC ASA(1)	8,264	20,885
Avance Gas Holding Ltd.	3,580	38,947
Belships ASA	28,632	56,204
Bluenord ASA(1)	8,241	422,474
BW LPG Ltd.	35,101	404,208
BW Offshore Ltd.	28,192	67,591
DNO ASA	225,747	191,721
DOF Group ASA(1)	31,275	195,814
FLEX LNG Ltd.	2,263	56,787
Gram Car Carriers ASA(1)	4,231	87,571
Hafnia Ltd.	51,317	377,644
Hoegh Autoliners ASA	52,840	515,683
Kid ASA	6,221	75,363
Klaveness Combination Carriers ASA	508	4,623
Kongsberg Automotive ASA(1)	5,303	850
MPC Container Ships ASA	198,826	255,824
Norske Skog ASA	29,897	101,891
Norwegian Air Shuttle ASA(1)	349,045	574,302
Odfjell Drilling Ltd.	43,440	183,002
Odfjell Technology Ltd.	6,441	37,057
OKEA ASA	11,971	26,410
Panoro Energy ASA	9,877	23,410
PGS ASA(1)	503,141	324,102
Protector Forsikring ASA	5,889	119,577
Rana Gruber ASA	6,299	42,463
Scatec ASA	50,808	314,596
SpareBank 1 Nord Norge	35,026	335,229
SpareBank 1 SMN	16,471	224,372
SpareBank 1 Sorost-Norge	1,293	7,767
Sparebanken More	1,335	10,981
Sparebanken Vest	1,609	17,837
Stolt-Nielsen Ltd.	8,426	315,949
Subsea 7 SA	58,917	860,033
Wallenius Wilhelmsen ASA	36,719	352,257
		6,779,495
Portugal — 0.3%
CTT-Correios de Portugal SA	88,446	348,003
Greenvolt-Energias Renovaveis SA(1)	122	1,070
Ibersol SGPS SA	9	64
Mota-Engil SGPS SA	106,820	656,827
Semapa-Sociedade de Investimento e Gestao	2,895	43,324
		1,049,288
154

Avantis International Small Cap Value Fund
	Shares	Value
Singapore — 1.7%
Best World International Ltd.(1)	69,700	$84,560
BRC Asia Ltd.	5,500	7,650
Bumitama Agri Ltd.	185,600	88,410
Centurion Corp. Ltd.	10,500	3,320
China Sunsine Chemical Holdings Ltd.	27,500	7,978
ComfortDelGro Corp. Ltd.	159,000	159,748
First Resources Ltd.	597,500	631,492
Food Empire Holdings Ltd.	18,700	20,019
Frencken Group Ltd.	94,000	112,661
Fu Yu Corp. Ltd.	20,700	2,031
Geo Energy Resources Ltd.	674,800	165,310
GKE Corp. Ltd.	228,600	11,565
Golden Agri-Resources Ltd.	3,815,900	751,374
Hong Fok Corp. Ltd.	66,700	42,656
Hong Leong Asia Ltd.	41,900	18,979
Hour Glass Ltd.	33,400	38,497
Hutchison Port Holdings Trust, U Shares	2,740,600	362,653
InnoTek Ltd.	9,200	3,079
ISDN Holdings Ltd.(2)	42,600	10,181
Japfa Ltd.	27,900	4,354
OUE Ltd.	15,900	12,298
Rex International Holding Ltd.(2)	1,287,000	126,999
RH PetroGas Ltd.(1)	394,900	45,762
Riverstone Holdings Ltd.	168,100	84,562
Samudera Shipping Line Ltd.(2)	160,800	86,313
Sing Holdings Ltd.	11,800	2,982
Singapore Post Ltd.	10,800	3,172
Tuan Sing Holdings Ltd.	408,890	77,311
Yangzijiang Financial Holding Ltd.	1,460,900	375,250
Yangzijiang Shipbuilding Holdings Ltd.	1,194,500	1,556,539
Yanlord Land Group Ltd.(1)	254,600	89,097
Ying Li International Real Estate Ltd.(1)	4,700	73
		4,986,875
Spain — 1.7%
Acerinox SA	70,708	776,397
Amper SA(1)	49,658	4,195
Banco de Sabadell SA	961,848	1,250,958
Bankinter SA(2)	194,540	1,238,395
Construcciones y Auxiliar de Ferrocarriles SA	2,851	101,015
Deoleo SA(1)	10,719	2,338
Ercros SA(2)	14,677	39,164
Gestamp Automocion SA	62,142	197,151
Grupo Catalana Occidente SA	5,047	184,237
Laboratorios Farmaceuticos Rovi SA	2,696	216,395
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	5,557	5,504
Melia Hotels International SA(1)	29,519	211,088
Miquel y Costas & Miquel SA	1,905	23,459
Neinor Homes SA(1)	5,607	61,997
Prosegur Compania de Seguridad SA(2)	1,046	2,004
Sacyr SA	148,760	488,888
155

Avantis International Small Cap Value Fund
	Shares	Value
Soltec Power Holdings SA(1)(2)	5,373	$15,408
Tecnicas Reunidas SA(1)(2)	16,983	143,974
Tubacex SA	20,938	75,784
		5,038,351
Sweden — 5.1%
AcadeMedia AB	39,282	179,618
Alleima AB	118,074	776,482
Alligo AB, Class B	5,102	69,153
Annehem Fastigheter AB(1)	227	320
Annehem Fastigheter AB, B Shares(1)	455	659
AQ Group AB	585	31,409
Arise AB	3,286	13,840
Atrium Ljungberg AB, B Shares	2,155	39,879
Avanza Bank Holding AB(2)	11,533	253,838
Beijer Alma AB	3,628	61,060
Better Collective AS(1)(2)	8,058	229,879
Bilia AB, A Shares	28,552	366,412
Billerud Aktiebolag	110,785	943,923
Bonava AB(1)(2)	40,182	30,312
Bonava AB, B Shares(1)(2)	20,091	15,243
Bufab AB	8,926	342,051
Bulten AB	1,926	12,835
Bure Equity AB	27,814	891,345
Byggmax Group AB(1)	14,631	47,982
Camurus AB(1)	3,527	155,634
Catena Media PLC(1)(2)	35,620	34,277
Cibus Nordic Real Estate AB publ(2)	32,572	365,980
Cint Group AB(1)	53,732	68,059
Clas Ohlson AB, B Shares	28,443	484,608
Cloetta AB, B Shares	10,792	18,629
Corem Property Group AB, B Shares(2)	275,878	240,856
Dios Fastigheter AB	47,428	344,072
Elanders AB, B Shares	400	4,055
Electrolux Professional AB, B Shares	7,623	48,516
Elekta AB, B Shares(2)	60,328	436,717
G5 Entertainment AB	3,291	40,903
Granges AB	60,293	586,608
Hexatronic Group AB	3,892	11,908
Hoist Finance AB(1)	24,202	100,550
Hufvudstaden AB, A Shares	437	5,189
Inwido AB	4,633	59,631
Loomis AB	43,594	1,179,723
Maha Energy AB(1)(2)	15,860	11,454
MEKO AB	11,550	129,527
Mycronic AB	8,963	295,192
NCC AB, B Shares	58,510	792,275
Neobo Fastigheter AB(1)(2)	8,667	12,095
Net Insight AB, B Shares(1)	16,083	9,659
New Wave Group AB, B Shares(2)	9,760	119,457
Nobia AB(1)(2)	18,718	14,026
Nordic Paper Holding AB	18,435	76,248
156

Avantis International Small Cap Value Fund
	Shares	Value
Norion Bank AB(1)	18,091	$76,549
NP3 Fastigheter AB	9,293	168,215
Nyfosa AB	76,039	644,015
Pandox AB	46,098	694,977
Paradox Interactive AB	18,462	341,469
Peab AB, Class B	94,037	518,749
Platzer Fastigheter Holding AB, B Shares	10,720	79,059
RaySearch Laboratories AB(1)	7,610	72,991
Resurs Holding AB	48,139	68,276
Samhallsbyggnadsbolaget i Norden AB(2)	415,745	147,271
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	43,927	18,928
Scandi Standard AB	20,927	137,295
Sinch AB(1)(2)	268,867	675,804
SkiStar AB	21,066	263,389
Solid Forsakring AB	4,813	31,911
Stendorren Fastigheter AB(1)	511	8,961
Tethys Oil AB	15,095	49,117
TF Bank AB(1)	180	2,977
Tobii AB(1)(2)	1,001	437
Tobii Dynavox AB(1)	542	2,748
Troax Group AB	3,204	68,053
Truecaller AB, B Shares(1)(2)	93,444	257,749
Wihlborgs Fastigheter AB	93,152	750,658
		15,031,686
Switzerland — 4.0%
ALSO Holding AG	1,454	380,991
Ascom Holding AG(2)	110	919
Autoneum Holding AG(1)	2,347	342,689
Bell Food Group AG	1,040	309,906
Bellevue Group AG(2)	642	15,959
Bossard Holding AG, Class A	2,144	487,029
Bucher Industries AG	2,092	885,780
Burckhardt Compression Holding AG	1,128	670,651
Burkhalter Holding AG	26	2,698
Cembra Money Bank AG	10,778	916,926
Coltene Holding AG(1)	353	22,478
Daetwyler Holding AG, Bearer Shares	141	29,020
DKSH Holding AG	9,096	668,395
EFG International AG(1)	36,973	529,509
Feintool International Holding AG	531	11,424
Forbo Holding AG	394	452,617
Gurit Holding AG, Bearer Shares(1)	8	586
Implenia AG	167	5,861
Interroll Holding AG	153	481,033
Leonteq AG(1)	4,536	147,161
Liechtensteinische Landesbank AG	1,372	110,269
Mobimo Holding AG	992	290,336
Montana Aerospace AG(1)	1,601	28,140
Orior AG	1,285	93,973
Phoenix Mecano AG(1)	43	22,566
Sensirion Holding AG(1)	441	33,408
157

Avantis International Small Cap Value Fund
	Shares	Value
Siegfried Holding AG(1)	711	$713,564
St. Galler Kantonalbank AG	468	264,575
Stadler Rail AG	29,209	919,022
Swissquote Group Holding SA	6,111	1,630,092
TX Group AG	163	24,551
u-blox Holding AG(1)	4,323	411,933
Valiant Holding AG	6,825	792,708
Vontobel Holding AG	888	54,288
V-ZUG Holding AG(1)	209	14,268
Ypsomed Holding AG	144	59,355
Zehnder Group AG	2,161	131,824
		11,956,504
United Kingdom — 12.7%
AJ Bell PLC	8,223	31,549
Alpha Group International PLC	3,929	84,325
Anglo Asian Mining PLC(2)	5,959	4,140
Aston Martin Lagonda Global Holdings PLC(1)	69,073	151,145
Atalaya Mining PLC	24,177	100,002
Bank of Georgia Group PLC	20,216	1,202,201
Bellway PLC	45,295	1,544,925
boohoo Group PLC(1)(2)	436,275	187,400
Capricorn Energy PLC	5,784	8,476
Centamin PLC	597,786	681,811
Central Asia Metals PLC	76,677	150,775
Clarkson PLC	2,306	104,527
Close Brothers Group PLC	56,009	246,105
CMC Markets PLC	30,696	65,137
Coats Group PLC	564,529	485,367
Computacenter PLC	13,442	494,887
DFS Furniture PLC	45,978	70,745
Drax Group PLC	122,890	722,511
Dunelm Group PLC	16,450	239,801
easyJet PLC	125,327	863,465
Ecora Resources PLC	61,281	57,867
Endeavour Mining PLC	20	329
Energean PLC	1,927	24,986
EnQuest PLC(1)	910,160	148,908
Essentra PLC	7,635	16,082
Ferrexpo PLC(1)	123,920	112,874
Firstgroup PLC(2)	423,368	841,174
Forterra PLC	20,954	45,477
Frasers Group PLC(1)	21,056	215,792
Games Workshop Group PLC	267	31,730
Genel Energy PLC	36,022	37,366
Georgia Capital PLC(1)	5,227	80,964
Golar LNG Ltd.	46,113	935,633
Grafton Group PLC	29,541	364,895
Greggs PLC	37,570	1,281,333
Gulf Keystone Petroleum Ltd.(1)(2)	120,441	144,344
Halfords Group PLC	3,584	6,877
Hays PLC	210,451	251,330
158

Avantis International Small Cap Value Fund
	Shares	Value
Hikma Pharmaceuticals PLC	51,454	$1,276,930
Hilton Food Group PLC	36,380	366,918
Hochschild Mining PLC(1)	204,132	238,428
Howden Joinery Group PLC	112,756	1,180,899
Hunting PLC	5,899	24,894
Ibstock PLC	174,691	356,836
IG Design Group PLC(1)	4,688	7,799
Inchcape PLC	30,153	260,277
Indivior PLC(1)	13,792	297,955
International Distributions Services PLC(1)	26,443	80,811
International Personal Finance PLC	18,804	26,689
Investec PLC	63,009	394,369
J D Wetherspoon PLC(1)	43,541	416,149
Jadestone Energy PLC(1)(2)	43,668	13,091
JET2 PLC	77,120	1,358,539
Johnson Matthey PLC	78,697	1,533,967
Johnson Service Group PLC	145,882	263,348
Jubilee Metals Group PLC(1)	2,770	175
Keller Group PLC	28,048	306,828
Liontrust Asset Management PLC	17,431	141,182
Man Group PLC	492,452	1,511,550
Marks & Spencer Group PLC	810,134	2,428,178
Marston's PLC(1)	199,174	73,585
McBride PLC(1)	1,428	1,616
Me Group International PLC	58,254	118,324
Mears Group PLC	28,143	125,912
Mitchells & Butlers PLC(1)	103,998	308,933
Mitie Group PLC	324,706	438,525
Molten Ventures PLC(1)	3,195	10,783
Morgan Sindall Group PLC	10,212	303,629
Motorpoint group PLC(1)	61	101
N Brown Group PLC(1)(2)	12,509	2,777
Nexxen International Ltd.(1)	2,739	7,254
Ninety One PLC(2)	43,196	89,562
OSB Group PLC	163,453	861,492
Pagegroup PLC	125,274	717,701
Pan African Resources PLC	1,159,868	282,902
Paragon Banking Group PLC	92,891	754,421
Petra Diamonds Ltd.(1)	46,129	22,794
Pinewood Technologies Group PLC(1)	565,370	260,865
Plus500 Ltd.	35,609	764,882
PZ Cussons PLC	4,899	6,190
Quilter PLC	727,950	890,586
Rathbones Group PLC	383	7,531
Reach PLC	124,064	92,653
Redde Northgate PLC	107,822	470,806
Redrow PLC	61,753	498,313
RHI Magnesita NV	7,748	360,935
S4 Capital PLC(1)	59,400	30,051
Secure Trust Bank PLC	121	1,085
Senior PLC	38,971	78,171
159

Avantis International Small Cap Value Fund
	Shares	Value
Serica Energy PLC	160,280	$351,392
Shanta Gold Ltd.	106,592	17,782
SIG PLC(1)	76,887	30,157
Speedy Hire PLC	138,940	46,657
Spire Healthcare Group PLC	11,847	33,733
SThree PLC	39,761	209,931
Synthomer PLC(1)	27,136	50,103
TBC Bank Group PLC	22,797	851,832
TI Fluid Systems PLC	134,686	259,485
TP ICAP Group PLC	388,872	878,169
Travis Perkins PLC	69,324	647,644
Vanquis Banking Group PLC	65,258	100,184
Vertu Motors PLC	50,582	42,148
Vesuvius PLC	85,547	523,186
Virgin Money U.K. PLC	498,190	978,324
Vp PLC	235	1,571
Watches of Switzerland Group PLC(1)	15,760	80,686
Wickes Group PLC	98,593	198,430
Xaar PLC(1)	533	708
Yellow Cake PLC(1)	36,503	283,624
Yu Group PLC(2)	2,736	43,162
		37,734,354
TOTAL COMMON STOCKS (Cost $259,092,333)		293,953,721
RIGHTS — 0.0%
Sweden — 0.0%
AcadeMedia AB(1)	39,282	2,622
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	11,970
TOTAL RIGHTS (Cost $13,618)		14,592
WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA(1)(2) (Cost $—)	6,684	14,160
SHORT-TERM INVESTMENTS — 6.6%
Money Market Funds — 6.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,222,612	3,222,612
State Street Navigator Securities Lending Government Money Market Portfolio(3)	16,424,815	16,424,815
TOTAL SHORT-TERM INVESTMENTS (Cost $19,647,427)		19,647,427
TOTAL INVESTMENT SECURITIES — 105.8% (Cost $278,753,378)		313,629,900
OTHER ASSETS AND LIABILITIES — (5.8)%		(17,316,773)
TOTAL NET ASSETS — 100.0%		$296,313,127

160

Avantis International Small Cap Value Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.5%
Financials	17.1%
Materials	16.5%
Consumer Discretionary	12.9%
Energy	11.7%
Consumer Staples	5.4%
Information Technology	4.9%
Real Estate	2.6%
Health Care	2.3%
Communication Services	2.2%
Utilities	1.1%
Short-Term Investments	6.6%
Other Assets and Liabilities	(5.8)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	9	March 2024	$925,785	$78,902
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $33,267,084. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,949,246, which includes securities collateral of $18,524,431.

See Notes to Financial Statements.
161

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value (cost of $334,937,892 and $202,058,443, respectively) — including $10,066,795 and $22,216,358, respectively, of securities on loan	$350,857,407	$235,099,421
Investment made with cash collateral received for securities on loan, at value (cost of $2,702,264 and $14,593,421, respectively)	2,702,264	14,593,421
Total investment securities, at value (cost of $337,640,156 and $216,651,864, respectively)	353,559,671	249,692,842
Foreign currency holdings, at value (cost of $41,194 and $612, respectively)	41,194	601
Deposits with broker for futures contracts	47,200	47,200
Receivable for investments sold	489	—
Receivable for capital shares sold	199,019	88,891
Receivable for variation margin on futures contracts	4,550	4,550
Dividends and interest receivable	848,906	631,010
Securities lending receivable	21,166	12,629
	354,722,195	250,477,723

Liabilities
Disbursements in excess of demand deposit cash	55,360	—
Payable for collateral received for securities on loan	2,702,264	14,593,421
Payable for investments purchased	673,926	—
Payable for capital shares redeemed	433,406	235,692
Accrued management fees	87,631	38,475
Accrued foreign taxes	2,926,057	—
	6,878,644	14,867,588

Net Assets	$347,843,551	$235,610,135

Net Assets Consist of:
Capital paid in	$347,830,884	$205,119,054
Distributable earnings (loss)	12,667	30,491,081
	$347,843,551	$235,610,135

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$340,654,974	30,505,244	$11.17
G Class	$7,188,577	643,066	$11.18
Avantis International Equity Fund
Institutional Class	$214,271,154	18,427,522	$11.63
G Class	$21,338,981	1,834,613	$11.63

See Notes to Financial Statements.
162

FEBRUARY 29, 2024 (UNAUDITED)
Avantis International Small Cap Value Fund
Assets
Investment securities, at value (cost of $262,328,563) — including $33,267,084 of securities on loan	$297,205,085
Investment made with cash collateral received for securities on loan, at value (cost of $16,424,815)	16,424,815
Total investment securities, at value (cost of $278,753,378)	313,629,900
Foreign currency holdings, at value (cost of $6,490)	6,471
Deposits with broker for futures contracts	58,500
Receivable for investments sold	6,606
Receivable for capital shares sold	157,617
Receivable for variation margin on futures contracts	6,255
Dividends and interest receivable	749,558
Securities lending receivable	22,075
314,636,982

Liabilities
Payable for collateral received for securities on loan	16,424,815
Payable for investments purchased	1,604,346
Payable for capital shares redeemed	212,200
Accrued management fees	82,494
18,323,855

Net Assets	$296,313,127

Net Assets Consist of:
Capital paid in	$273,786,543
Distributable earnings (loss)	22,526,584
$296,313,127

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$296,306,367	25,218,253	$11.75
G Class	$6,760	575	$11.76

See Notes to Financial Statements.
163

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $416,669 and $192,572, respectively)	$2,858,887	$1,992,183
Securities lending, net	131,490	62,796
Interest	60,514	46,930
	3,050,891	2,101,909

Expenses:
Management fees	527,914	241,909
Other expenses	2,826	2,751
	530,740	244,660
Fees waived - G Class	(9,625)	(20,048)
	521,115	224,612

Net investment income (loss)	2,529,776	1,877,297

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $172,629 and $—, respectively)	(413,215)	(140,276)
Futures contract transactions	77,611	68,712
Foreign currency translation transactions	(27,305)	8,587
	(362,909)	(62,977)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(1,257,379) and $—, respectively)	24,012,288	15,742,521
Futures contracts	34,079	92,922
Translation of assets and liabilities in foreign currencies	(7,282)	(3,728)
	24,039,085	15,831,715

Net realized and unrealized gain (loss)	23,676,176	15,768,738

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,205,952	$17,646,035

See Notes to Financial Statements.
164

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Avantis International Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $319,056)	$3,090,861
Securities lending, net	114,686
Interest	77,817
3,283,364

Expenses:
Management fees	465,298
Other expenses	807
466,105
Fees waived - G Class	(11)
466,094

Net investment income (loss)	2,817,270

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,919,932)
Futures contract transactions	(9,899)
Foreign currency translation transactions	44,254
(1,885,577)

Change in net unrealized appreciation (depreciation) on:
Investments	18,524,332
Futures contracts	69,569
Translation of assets and liabilities in foreign currencies	(6,150)
18,587,751

Net realized and unrealized gain (loss)	16,702,174

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,519,444

See Notes to Financial Statements.
165

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$2,529,776	$9,561,589	$1,877,297	$6,040,979
Net realized gain (loss)	(362,909)	(6,296,408)	(62,977)	(973,470)
Change in net unrealized appreciation (depreciation)	24,039,085	16,461,503	15,831,715	22,667,582
Net increase (decrease) in net assets resulting from operations	26,205,952	19,726,684	17,646,035	27,735,091

Distributions to Shareholders
From earnings:
Institutional Class	(11,313,133)	(8,374,826)	(6,383,032)	(3,589,616)
G Class	(228,390)	(125,552)	(613,063)	(243,684)
Decrease in net assets from distributions	(11,541,523)	(8,500,378)	(6,996,095)	(3,833,300)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	27,463,605	52,874,371	29,139,153	39,202,781

Net increase (decrease) in net assets	42,128,034	64,100,677	39,789,093	63,104,572

Net Assets
Beginning of period	305,715,517	241,614,840	195,821,042	132,716,470
End of period	$347,843,551	$305,715,517	$235,610,135	$195,821,042

See Notes to Financial Statements.
166

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis International Small Cap Value Fund
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$2,817,270	$7,857,319
Net realized gain (loss)	(1,885,577)	(7,107,684)
Change in net unrealized appreciation (depreciation)	18,587,751	25,485,387
Net increase (decrease) in net assets resulting from operations	19,519,444	26,235,022

Distributions to Shareholders
From earnings:
Institutional Class	(9,485,099)	(5,510,568)
G Class	(251)	(206)
Decrease in net assets from distributions	(9,485,350)	(5,510,774)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	53,331,825	60,404,960

Net increase (decrease) in net assets	63,365,919	81,129,208

Net Assets
Beginning of period	232,947,208	151,818,000
End of period	$296,313,127	$232,947,208

See Notes to Financial Statements.
167

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity Fund, Avantis International Equity Fund and Avantis International Small Cap Value Fund (collectively, the funds) are three funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

168

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

169

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity Fund
Common Stocks	$2,702,264	—	—	—	$2,702,264
Gross amount of recognized liabilities for securities lending transactions					$2,702,264

Avantis International Equity Fund
Common Stocks	$14,593,419	—	—	—	$14,593,419
Warrants	2	—	—	—	2
Total Borrowings	$14,593,421	—	—	—	$14,593,421
Gross amount of recognized liabilities for securities lending transactions					$14,593,421

Avantis International Small Cap Value Fund
Common Stocks	$16,410,196	—	—	—	$16,410,196
Warrants	14,619	—	—	—	14,619
Total Borrowings	$16,424,815	—	—	—	$16,424,815
Gross amount of recognized liabilities for securities lending transactions					$16,424,815
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

170

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 9% of the shares of Avantis International Equity Fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 29, 2024, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Emerging Markets Equity Fund	0.33%	0.33%	0.00%
Avantis International Equity Fund	0.23%	0.23%	0.00%
Avantis International Small Cap Value Fund	0.36%	0.36%	0.00%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2024 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Purchases	$36,869,714	$37,382,409	$74,953,381
Sales	$18,851,046	$12,777,160	$25,682,699

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5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	5,065,938	$53,712,257	13,380,464	$137,119,068
Issued in reinvestment of distributions	1,064,132	11,184,029	830,729	8,265,757
Redeemed	(3,721,137)	(39,817,456)	(9,189,539)	(94,108,873)
	2,408,933	25,078,830	5,021,654	51,275,952
G Class
Sold	240,759	2,575,105	204,698	2,105,172
Issued in reinvestment of distributions	21,731	228,390	12,606	125,552
Redeemed	(38,469)	(418,720)	(63,889)	(632,305)
	224,021	2,384,775	153,415	1,598,419
Net increase (decrease)	2,632,954	$27,463,605	5,175,069	$52,874,371

Avantis International Equity Fund
Institutional Class
Sold	3,555,295	$38,279,069	8,340,394	$81,705,557
Issued in reinvestment of distributions	585,157	6,378,213	353,657	3,589,616
Redeemed	(2,051,274)	(22,389,345)	(4,893,508)	(48,308,961)
	2,089,178	22,267,937	3,800,543	36,986,212
G Class
Sold	698,602	7,705,032	470,250	4,881,159
Issued in reinvestment of distributions	56,245	613,063	24,032	243,684
Redeemed	(129,020)	(1,446,879)	(290,848)	(2,908,274)
	625,827	6,871,216	203,434	2,216,569
Net increase (decrease)	2,715,005	$29,139,153	4,003,977	$39,202,781

Avantis International Small Cap Value Fund
Institutional Class
Sold	6,283,953	$70,504,169	9,761,331	$103,592,835
Issued in reinvestment of distributions	856,815	9,484,941	532,422	5,510,568
Redeemed	(2,369,657)	(26,657,536)	(4,682,062)	(48,698,649)
	4,771,111	53,331,574	5,611,691	60,404,754
G Class
Issued in reinvestment of distributions	23	251	20	206
Net increase (decrease)	4,771,134	$53,331,825	5,611,711	$60,404,960

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6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

173

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Emerging Markets Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$11,513,062	$9,856,164	—
Chile	292,548	1,782,987	—
China	19,850,196	59,637,444	—
Colombia	168,680	272,394	—
Czech Republic	—	483,791	—
Egypt	—	420,820	—
Greece	—	2,041,617	—
Hong Kong	—	589,933	—
Hungary	—	977,398	—
India	4,609,264	67,518,126	—
Indonesia	693,397	6,982,385	—
Malaysia	—	6,014,389	—
Mexico	2,707,270	7,199,117	—
Peru	1,155,157	—	—
Philippines	102,367	2,510,777	—
Poland	—	4,122,254	—
Russia	—	427	—
Singapore	—	9,191	—
South Africa	1,667,516	9,651,319	—
South Korea	4,475,361	44,690,043	—
Taiwan	16,263,579	48,904,600	—
Thailand	—	6,982,803	—
Turkey	154,149	3,571,492	—
Rights	193	8,410	—
Warrants	—	1,657	—
Corporate Bonds	—	377	—
Short-Term Investments	5,677,017	—	—
	$69,329,756	$284,229,915	—
Other Financial Instruments
Futures Contracts	$59,094	—	—

174

Avantis International Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,470,748	$14,351,997	—
Austria	—	596,992	—
Belgium	379,595	1,707,502	—
Canada	—	24,081,645	—
Denmark	4,465,870	2,701,518	—
Finland	143,551	2,097,207	—
France	3,567,192	19,355,056	—
Germany	1,520,668	15,361,374	—
Hong Kong	54,676	4,091,568	—
Ireland	94,904	988,200	—
Israel	495,582	1,692,614	—
Italy	509,399	5,375,452	—
Japan	6,192,846	45,686,187	—
Netherlands	4,458,574	5,257,823	—
New Zealand	—	540,726	—
Norway	313,805	1,504,111	—
Portugal	—	442,824	—
Singapore	100,418	2,793,169	—
Spain	1,764,364	3,458,638	—
Sweden	373,851	7,114,212	—
Switzerland	3,371,949	15,186,237	—
United Kingdom	12,954,934	16,645,656	—
United States	93,522	412,914	—
Rights	2,726	51	—
Warrants	—	8	—
Short-Term Investments	15,919,987	—	—
	$58,249,161	$191,443,681	—
Other Financial Instruments
Futures Contracts	$93,044	—	—

175

Avantis International Small Cap Value Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$23,667,857	—
Austria	—	2,407,770	—
Belgium	—	4,193,579	—
Canada	—	27,736,461	—
China	—	12,910	—
Denmark	—	5,878,907	—
Finland	—	3,354,678	—
France	—	10,277,833	—
Germany	—	11,555,423	—
Hong Kong	—	4,035,115	—
Ireland	—	1,140,999	—
Israel	$513,604	7,782,021	—
Italy	—	10,267,593	—
Japan	—	91,945,576	—
Netherlands	1,068,403	4,047,765	—
New Zealand	—	1,490,674	—
Norway	—	6,779,495	—
Portugal	—	1,049,288	—
Singapore	—	4,986,875	—
Spain	—	5,038,351	—
Sweden	—	15,031,686	—
Switzerland	—	11,956,504	—
United Kingdom	935,633	36,798,721	—
Rights	11,970	2,622	—
Warrants	—	14,160	—
Short-Term Investments	19,647,427	—	—
	$22,177,037	$291,452,863	—
Other Financial Instruments
Futures Contracts	$78,902	—	—

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

176

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$992,503
Avantis International Equity Fund	$847,850
Avantis International Small Cap Value Fund	$851,819

Value of Derivative Instruments as of February 29, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$4,550	Payable for variation margin on futures contracts*	—

Avantis International Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$4,550	Payable for variation margin on futures contracts*	—

Avantis International Small Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$6,255	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$77,611	Change in net unrealized appreciation (depreciation) on futures contracts	$34,079

Avantis International Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$68,712	Change in net unrealized appreciation (depreciation) on futures contracts	$92,922

Avantis International Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(9,899)	Change in net unrealized appreciation (depreciation) on futures contracts	$69,569

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

177

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value Fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Federal tax cost of investments	$338,202,195	$216,982,487	$279,007,006
Gross tax appreciation of investments	$67,855,583	$46,146,608	$53,406,584
Gross tax depreciation of investments	(52,498,107)	(13,436,253)	(18,783,690)
Net tax appreciation (depreciation) of investments	$15,357,476	$32,710,355	$34,622,894

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of August 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity Fund	$(3,612,356)	$(5,443,641)
Avantis International Equity Fund	$(1,289,156)	$(282,024)
Avantis International Small Cap Value Fund	$(5,349,267)	$(3,542,864)
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2024(3)	$10.72	0.08	0.76	0.84	(0.39)	$11.17	8.05%	0.33%	0.33%	1.58%	1.58%	6%	$340,655
2023	$10.35	0.35	0.37	0.72	(0.35)	$10.72	7.19%	0.34%	0.34%	3.36%	3.36%	13%	$301,211
2022	$13.35	0.44	(3.20)	(2.76)	(0.24)	$10.35	(20.98)%	0.33%	0.33%	3.84%	3.84%	4%	$238,858
2021	$10.32	0.29	2.93	3.22	(0.19)	$13.35	31.29%	0.33%	0.33%	2.29%	2.29%	9%	$118,866
2020(4)	$10.00	0.23	0.12	0.35	(0.03)	$10.32	3.57%	0.33%	0.33%	3.26%	3.26%	4%	$36,539
G Class
2024(3)	$10.75	0.10	0.75	0.85	(0.42)	$11.18	8.20%	0.00%	0.33%	1.91%	1.58%	6%	$7,189
2023	$10.38	0.39	0.36	0.75	(0.38)	$10.75	7.53%	0.01%	0.34%	3.69%	3.36%	13%	$4,505
2022	$13.38	0.53	(3.25)	(2.72)	(0.28)	$10.38	(20.69)%	0.00%	0.33%	4.17%	3.84%	4%	$2,757
2021(5)	$13.16	0.31	(0.09)	0.22	—	$13.38	1.67%	0.00%	0.33%	3.75%	3.42%	9%(6)	$189

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2024(3)	$11.16	0.10	0.73	0.83	(0.36)	—	(0.36)	$11.63	7.69%	0.23%	0.23%	1.77%	1.77%	6%	$214,271
2023	$9.80	0.36	1.22	1.58	(0.22)	—	(0.22)	$11.16	16.40%	0.23%	0.23%	3.36%	3.36%	7%	$182,313
2022	$12.51	0.37	(2.66)	(2.29)	(0.30)	(0.12)	(0.42)	$9.80	(18.92)%	0.23%	0.23%	3.31%	3.31%	6%	$122,850
2021	$9.78	0.27	2.64	2.91	(0.18)	—	(0.18)	$12.51	30.11%	0.23%	0.23%	2.35%	2.35%	13%	$77,422
2020(4)	$10.00	0.17	(0.38)	(0.21)	(0.01)	—	(0.01)	$9.78	(2.10)%	0.23%	0.23%	2.54%	2.54%	2%	$50,898
G Class
2024(3)	$11.18	0.11	0.73	0.84	(0.39)	—	(0.39)	$11.63	7.74%	0.00%	0.23%	2.00%	1.77%	6%	$21,339
2023	$9.81	0.38	1.24	1.62	(0.25)	—	(0.25)	$11.18	16.76%	0.00%	0.23%	3.59%	3.36%	7%	$13,508
2022	$12.52	0.44	(2.71)	(2.27)	(0.32)	(0.12)	(0.44)	$9.81	(18.72)%	0.00%	0.23%	3.54%	3.31%	6%	$9,867
2021(5)	$11.35	0.21	0.96	1.17	—	—	—	$12.52	10.31%	0.00%	0.23%	2.79%	2.56%	13%(6)	$656

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2024(3)	$11.39	0.12	0.65	0.77	(0.41)	—	(0.41)	$11.75	7.02%	0.36%	0.36%	2.18%	2.18%	10%	$296,306
2023	$10.23	0.44	1.07	1.51	(0.35)	—	(0.35)	$11.39	15.08%	0.36%	0.36%	4.04%	4.04%	29%	$232,941
2022	$12.75	0.38	(2.39)	(2.01)	(0.30)	(0.21)	(0.51)	$10.23	(16.31)%	0.36%	0.36%	3.31%	3.31%	44%	$151,813
2021	$9.32	0.27	3.31	3.58	(0.15)	—	(0.15)	$12.75	38.73%	0.36%	0.36%	2.33%	2.33%	34%	$131,702
2020(4)	$10.00	0.14	(0.78)	(0.64)	(0.04)	—	(0.04)	$9.32	(6.43)%	0.36%	0.36%	2.18%	2.18%	12%	$42,263
G Class
2024(3)	$11.42	0.15	0.64	0.79	(0.45)	—	(0.45)	$11.76	7.21%	0.00%	0.36%	2.54%	2.18%	10%	$7
2023	$10.26	0.46	1.09	1.55	(0.39)	—	(0.39)	$11.42	15.46%	0.00%	0.36%	4.40%	4.04%	29%	$6
2022	$12.77	0.42	(2.38)	(1.96)	(0.34)	(0.21)	(0.55)	$10.26	(15.92)%	0.00%	0.36%	3.67%	3.31%	44%	$5
2021(5)	$11.31	0.21	1.25	1.46	—	—	—	$12.77	12.91%	0.00%	0.36%	2.82%	2.46%	34%(6)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

185

Notes

186

Notes

187

Notes

188

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97503 2404

Semiannual Report

February 29, 2024

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)
Avantis® Short-Term Fixed Income Fund
Institutional Class (AVSFX)
G Class (AVGNX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 29, 2024

Avantis Core Fixed Income Fund
Types of Investments in Portfolio	% of net assets
Corporate Bonds	64.5%
U.S. Treasury Securities	25.2%
U.S. Government Agency Mortgage-Backed Securities	19.6%
U.S. Government Agency Securities	1.2%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	11.1%
Other Assets and Liabilities	(22.3)%

3

Fund Characteristics

FEBRUARY 29, 2024

Avantis Short-Term Fixed Income Fund
Types of Investments in Portfolio	% of net assets
Corporate Bonds	76.7%
U.S. Treasury Securities	20.3%
U.S. Government Agency Securities	3.1%
Short-Term Investments	2.7%
Other Assets and Liabilities	(2.8)%
4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
5

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis Core Fixed Income Fund
Actual
Institutional Class	$1,000	$1,025.60	$0.76	0.15%
G Class	$1,000	$1,026.40	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,024.12	$0.75	0.15%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
Avantis Short-Term Fixed Income Fund
Actual
Institutional Class	$1,000	$1,028.20	$0.76	0.15%
G Class	$1,000	$1,028.90	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,024.12	$0.75	0.15%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
6

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
CORPORATE BONDS — 64.5%
Aerospace and Defense — 1.9%
Boeing Co., 3.625%, 2/1/31	$110,000	$98,556
Boeing Co., 3.60%, 5/1/34	90,000	75,702
General Dynamics Corp., 3.625%, 4/1/30	184,000	171,972
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	28,128
Lockheed Martin Corp., 3.55%, 1/15/26	48,000	46,793
Lockheed Martin Corp., 1.85%, 6/15/30	175,000	146,466
Lockheed Martin Corp., 4.75%, 2/15/34	300,000	293,296
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	39,409
RTX Corp., 5.15%, 2/27/33	250,000	247,651
Textron, Inc., 4.00%, 3/15/26	30,000	29,198
		1,177,171
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	98,662
United Parcel Service, Inc., 3.40%, 3/15/29	200,000	189,130
		287,792
Automobiles — 1.0%
American Honda Finance Corp., 1.00%, 9/10/25	60,000	56,409
American Honda Finance Corp., 2.35%, 1/8/27	48,000	44,802
American Honda Finance Corp., 3.50%, 2/15/28	150,000	142,597
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	64,083
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	27,611
Toyota Motor Credit Corp., 1.65%, 1/10/31	38,000	30,850
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	246,759
		613,111
Banks — 9.7%
African Development Bank, 4.375%, 11/3/27	200,000	199,345
Asian Development Bank, 4.125%, 9/27/24	100,000	99,306
Asian Development Bank, 2.375%, 8/10/27	16,000	14,958
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	100,000	99,351
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	300,000	300,331
Bank of Montreal, 5.72%, 9/25/28	600,000	615,420
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	197,446
Commonwealth Bank of Australia, 5.08%, 1/10/25	600,000	598,774
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	98,876
European Bank for Reconstruction & Development, 1.50%, 2/13/25	100,000	96,640
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	92,359
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	98,900
European Investment Bank, 2.25%, 6/24/24	100,000	99,023
European Investment Bank, 4.50%, 10/16/28	100,000	100,599
Export Development Canada, 3.875%, 2/14/28	300,000	293,672
HSBC USA, Inc., 5.625%, 3/17/25	250,000	250,361
Inter-American Development Bank, 0.625%, 7/15/25	150,000	141,503
7

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Inter-American Development Bank, 3.125%, 9/18/28	$100,000	$94,760
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	52,454
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	250,000	249,854
Lloyds Banking Group PLC, 3.75%, 1/11/27	250,000	239,979
Lloyds Banking Group PLC, 4.375%, 3/22/28	200,000	193,143
National Australia Bank Ltd., 5.13%, 11/22/24	400,000	399,667
Nordic Investment Bank, 2.625%, 4/4/25	200,000	194,812
Royal Bank of Canada, 6.00%, 11/1/27	125,000	128,757
Royal Bank of Canada, 2.30%, 11/3/31	200,000	163,819
Toronto-Dominion Bank, 4.46%, 6/8/32	200,000	190,806
U.S. Bank NA, 2.80%, 1/27/25	250,000	244,434
Wells Fargo & Co., 3.55%, 9/29/25	66,000	64,315
Westpac Banking Corp., 3.35%, 3/8/27	145,000	138,799
Westpac Banking Corp., 5.46%, 11/18/27	350,000	356,048
		6,108,511
Beverages — 1.9%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	239,393
Brown-Forman Corp., 4.75%, 4/15/33	500,000	493,463
Constellation Brands, Inc., 4.90%, 5/1/33	300,000	291,088
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	69,556
PepsiCo, Inc., 3.00%, 10/15/27	73,000	68,854
		1,162,354
Biotechnology — 0.9%
AbbVie, Inc., 4.55%, 3/15/35	500,000	479,371
Biogen, Inc., 2.25%, 5/1/30	78,000	65,305
		544,676
Broadline Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	30,141
Amazon.com, Inc., 4.80%, 12/5/34	100,000	100,057
		130,198
Building Products — 0.2%
Owens Corning, 3.875%, 6/1/30	150,000	138,303
Capital Markets — 3.3%
Bank of New York Mellon Corp., 3.85%, 4/26/29	250,000	239,959
BlackRock, Inc., 2.10%, 2/25/32	75,000	61,112
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	100,376
Cboe Global Markets, Inc., 3.65%, 1/12/27	200,000	193,734
Charles Schwab Corp., 3.20%, 3/2/27	30,000	28,485
Charles Schwab Corp., 1.95%, 12/1/31	120,000	95,366
CME Group, Inc., 3.75%, 6/15/28	100,000	96,610
Goldman Sachs Group, Inc., 3.50%, 4/1/25	200,000	195,910
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	139,535
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	97,186
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	83,872
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	95,715
Morgan Stanley, 3.875%, 1/27/26	150,000	146,354
Nasdaq, Inc., 5.55%, 2/15/34	300,000	302,241
S&P Global, Inc., 2.95%, 1/22/27	25,000	23,733
S&P Global, Inc., 2.45%, 3/1/27	173,000	161,338
		2,061,526
8

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Chemicals — 1.9%
CF Industries, Inc., 5.15%, 3/15/34	$138,000	$133,609
Dow Chemical Co., 4.25%, 10/1/34	100,000	92,116
DuPont de Nemours, Inc., 5.32%, 11/15/38	250,000	247,335
EIDP, Inc., 2.30%, 7/15/30	30,000	25,679
Linde, Inc., 3.20%, 1/30/26	48,000	46,550
LYB International Finance III LLC, 5.625%, 5/15/33	150,000	152,407
Mosaic Co., 5.375%, 11/15/28	275,000	277,250
Mosaic Co., 5.45%, 11/15/33	60,000	59,366
RPM International, Inc., 4.55%, 3/1/29	64,000	61,612
Westlake Corp., 3.60%, 8/15/26	42,000	40,425
Westlake Corp., 3.375%, 6/15/30	30,000	26,817
		1,163,166
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	161,084
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	97,221
		258,305
Construction and Engineering — 0.0%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	26,018
Consumer Finance — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	242,337
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp., 3.00%, 5/18/27	125,000	119,309
Dollar Tree, Inc., 4.00%, 5/15/25	265,000	260,328
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	28,950
Sysco Corp., 5.375%, 9/21/35	125,000	126,476
Target Corp., 2.65%, 9/15/30	42,000	36,909
		571,972
Diversified REITs — 1.9%
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	63,443
Boston Properties LP, 3.65%, 2/1/26	50,000	48,101
Digital Realty Trust LP, 4.45%, 7/15/28	300,000	290,432
ERP Operating LP, 3.25%, 8/1/27	90,000	84,601
Essex Portfolio LP, 4.00%, 3/1/29	150,000	141,948
Extra Space Storage LP, 5.70%, 4/1/28	300,000	304,385
Prologis LP, 2.25%, 4/15/30	115,000	98,692
Simon Property Group LP, 2.20%, 2/1/31	200,000	164,204
		1,195,806
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 2.75%, 6/1/31	120,000	102,305
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	200,000	236,092
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	141,609
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	131,090
		611,096
Electric Utilities — 4.2%
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	116,711
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,832
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	136,055
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	56,741
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	104,553
9

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	$30,000	$31,352
Duke Energy Corp., 4.50%, 8/15/32	125,000	117,401
Edison International, 3.55%, 11/15/24	65,000	63,993
Edison International, 5.75%, 6/15/27	250,000	252,451
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	30,803
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	28,622
Entergy Mississippi LLC, 2.85%, 6/1/28	160,000	146,586
Florida Power & Light Co., 5.05%, 4/1/28	100,000	100,792
Pacific Gas & Electric Co., 6.40%, 6/15/33	300,000	312,147
PacifiCorp, 2.70%, 9/15/30	54,000	46,402
PacifiCorp, 6.25%, 10/15/37	150,000	154,754
PPL Electric Utilities Corp., 4.85%, 2/15/34	250,000	243,594
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	115,753
Public Service Electric & Gas Co., 3.00%, 5/15/27	36,000	34,037
Puget Energy, Inc., 4.10%, 6/15/30	66,000	59,875
Southern Co., 3.70%, 4/30/30	150,000	138,404
Union Electric Co., 2.95%, 3/15/30	68,000	60,332
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	243,173
Wisconsin Power & Light Co., 3.00%, 7/1/29(1)	24,000	21,940
		2,628,303
Electronic Equipment, Instruments and Components — 0.1%
Flex Ltd., 3.75%, 2/1/26	30,000	29,013
Trimble, Inc., 4.90%, 6/15/28	62,000	61,547
		90,560
Energy Equipment and Services — 0.8%
Baker Hughes Holdings LLC, 5.125%, 9/15/40	175,000	170,195
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27(1)	30,000	28,301
Halliburton Co., 2.92%, 3/1/30(1)	175,000	155,540
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	66,181
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	58,039
		478,256
Financial Services — 1.1%
Global Payments, Inc., 4.95%, 8/15/27	100,000	99,130
Global Payments, Inc., 4.45%, 6/1/28	100,000	96,505
Visa, Inc., 4.15%, 12/14/35	500,000	470,346
		665,981
Food Products — 0.9%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	59,715
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	69,669
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	85,097
Campbell Soup Co., 4.15%, 3/15/28	64,000	61,785
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	73,721
General Mills, Inc., 4.95%, 3/29/33	200,000	196,432
		546,419
Gas Utilities — 0.0%
Southern California Gas Co., 2.55%, 2/1/30	35,000	30,416
Ground Transportation — 1.7%
Canadian National Railway Co., 6.375%, 11/15/37	200,000	218,853
CSX Corp., 6.15%, 5/1/37	75,000	81,379
Ryder System, Inc., 5.25%, 6/1/28	50,000	50,126
10

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Ryder System, Inc., 6.60%, 12/1/33	$250,000	$267,831
Union Pacific Corp., 3.25%, 1/15/25	250,000	245,815
Union Pacific Corp., 3.70%, 3/1/29	200,000	190,872
		1,054,876
Health Care Equipment and Supplies — 0.5%
DH Europe Finance II SARL, 2.20%, 11/15/24	250,000	244,407
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	25,262
Medtronic, Inc., 4.375%, 3/15/35	30,000	28,297
		297,966
Health Care Providers and Services — 2.2%
Adventist Health System, 2.95%, 3/1/29	67,000	59,860
Aetna, Inc., 3.50%, 11/15/24	200,000	196,998
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	29,758
Cigna Group, 5.40%, 3/15/33	100,000	100,800
CVS Health Corp., 5.25%, 2/21/33(1)	50,000	49,509
Elevance Health, Inc., 3.35%, 12/1/24	300,000	294,957
HCA, Inc., 3.625%, 3/15/32	200,000	174,779
HCA, Inc., 5.50%, 6/1/33	250,000	248,608
Humana, Inc., 2.15%, 2/3/32	200,000	158,639
UnitedHealth Group, Inc., 5.35%, 2/15/33(1)	80,000	81,652
		1,395,560
Hotels, Restaurants and Leisure — 1.1%
Expedia Group, Inc., 3.80%, 2/15/28	325,000	307,527
Hyatt Hotels Corp., 5.375%, 4/23/25	300,000	299,484
Marriott International, Inc., 4.625%, 6/15/30	75,000	72,690
		679,701
Household Durables — 0.8%
Lennar Corp., 4.75%, 5/30/25	250,000	247,590
Whirlpool Corp., 5.50%, 3/1/33	250,000	248,034
		495,624
Industrial Conglomerates — 1.6%
3M Co., 3.375%, 3/1/29	100,000	92,392
3M Co., 5.70%, 3/15/37(1)	18,000	18,769
Eaton Corp., 4.15%, 3/15/33	400,000	376,652
Honeywell International, Inc., 1.75%, 9/1/31	50,000	40,229
Honeywell International, Inc., 4.50%, 1/15/34	500,000	481,181
Honeywell International, Inc., 5.70%, 3/15/36	24,000	25,362
		1,034,585
Insurance — 2.1%
Aflac, Inc., 3.60%, 4/1/30	75,000	69,579
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	29,163
Chubb INA Holdings, Inc., 6.70%, 5/15/36	75,000	85,464
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	224,000	219,200
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	50,000	44,729
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	200,000	196,391
MetLife, Inc., 4.55%, 3/23/30	165,000	161,720
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	223,705
Willis North America, Inc., 4.50%, 9/15/28	300,000	289,865
		1,319,816
Interactive Media and Services — 0.5%
Meta Platforms, Inc., 3.50%, 8/15/27	350,000	335,551
11

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
IT Services — 0.4%
International Business Machines Corp., 3.50%, 5/15/29	$100,000	$93,499
VeriSign, Inc., 2.70%, 6/15/31	200,000	166,359
		259,858
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	67,000	62,923
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	500,000	505,911
Machinery — 1.5%
Caterpillar Financial Services Corp., 1.10%, 9/14/27	30,000	26,461
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	254,424
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	130,932
PACCAR Financial Corp., 4.95%, 10/3/25	300,000	299,760
Stanley Black & Decker, Inc., 6.00%, 3/6/28	200,000	206,669
		918,246
Media — 0.7%
Comcast Corp., 4.25%, 10/15/30	210,000	200,966
Fox Corp., 3.05%, 4/7/25	130,000	126,613
Fox Corp., 5.48%, 1/25/39	150,000	140,241
		467,820
Metals and Mining — 1.1%
ArcelorMittal SA, 6.80%, 11/29/32	100,000	105,771
Barrick Gold Corp., 6.45%, 10/15/35	100,000	108,335
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	250,000	251,234
Kinross Gold Corp., 4.50%, 7/15/27	42,000	40,839
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	88,725
Vale Overseas Ltd., 6.125%, 6/12/33	100,000	101,277
		696,181
Multi-Utilities — 0.5%
Consumers Energy Co., 4.625%, 5/15/33	200,000	193,371
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	102,446
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	30,149
		325,966
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	50,000	44,044
Oil, Gas and Consumable Fuels — 5.7%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	48,686
BP Capital Markets America, Inc., 3.12%, 5/4/26	200,000	192,282
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	255,088
Burlington Resources LLC, 7.40%, 12/1/31	18,000	20,630
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	109,969
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	62,741
Chevron Corp., 1.55%, 5/11/25	42,000	40,315
Chevron USA, Inc., 3.85%, 1/15/28	26,000	25,311
Chevron USA, Inc., 6.00%, 3/1/41	248,000	271,027
ConocoPhillips Co., 2.40%, 3/7/25	200,000	194,359
ConocoPhillips Co., 6.95%, 4/15/29	200,000	219,281
Devon Energy Corp., 4.50%, 1/15/30	133,000	127,028
Diamondback Energy, Inc., 6.25%, 3/15/33	175,000	184,045
Enbridge, Inc., 3.125%, 11/15/29	42,000	37,935
Energy Transfer LP, 5.25%, 4/15/29	200,000	199,349
12

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Enterprise Products Operating LLC, 3.70%, 2/15/26	$18,000	$17,563
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	292,358
EOG Resources, Inc., 4.15%, 1/15/26	200,000	197,029
EQT Corp., 6.125%, 2/1/25	250,000	250,582
Equinor ASA, 1.75%, 1/22/26	70,000	65,947
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	48,258
Hess Corp., 5.60%, 2/15/41	150,000	151,182
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	17,559
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,780
MPLX LP, 2.65%, 8/15/30	30,000	25,552
ONEOK, Inc., 6.35%, 1/15/31	35,000	36,689
ONEOK, Inc., 6.00%, 6/15/35	60,000	60,720
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	25,004
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	150,000	148,086
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	65,113
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,608
Shell International Finance BV, 2.50%, 9/12/26	66,000	62,351
Shell International Finance BV, 4.125%, 5/11/35	12,000	11,127
Valero Energy Corp., 6.625%, 6/15/37	30,000	32,150
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	25,303
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,656
		3,579,663
Paper and Forest Products — 0.2%
WestRock MWV LLC, 7.95%, 2/15/31	100,000	114,205
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	101,631
Southwest Airlines Co., 2.625%, 2/10/30	37,000	32,029
		133,660
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., 1.95%, 3/15/31	57,000	46,784
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	291,172
		337,956
Pharmaceuticals — 2.1%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	41,964
AstraZeneca PLC, 0.70%, 4/8/26	140,000	128,141
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	194,511
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	264,562
Johnson & Johnson, 0.55%, 9/1/25	24,000	22,524
Merck & Co., Inc., 2.15%, 12/10/31	200,000	165,750
Novartis Capital Corp., 3.10%, 5/17/27	66,000	62,862
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	150,000	147,617
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	60,121
Wyeth LLC, 5.95%, 4/1/37	200,000	213,776
		1,301,828
Residential REITs — 0.6%
AvalonBay Communities, Inc., 3.20%, 1/15/28	24,000	22,477
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	69,168
Camden Property Trust, 3.15%, 7/1/29	85,000	77,395
UDR, Inc., 3.20%, 1/15/30	264,000	236,379
		405,419
13

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Retail REITs — 0.3%
Kimco Realty OP LLC, 4.60%, 2/1/33(1)	$175,000	$164,156
Realty Income Corp., 3.65%, 1/15/28	36,000	34,168
		198,324
Semiconductors and Semiconductor Equipment — 2.6%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	152,021
Broadcom, Inc., 4.30%, 11/15/32	110,000	101,911
Broadcom, Inc., 3.47%, 4/15/34(2)	90,000	76,041
Intel Corp., 3.90%, 3/25/30	60,000	56,478
Intel Corp., 5.20%, 2/10/33	250,000	250,367
Lam Research Corp., 4.00%, 3/15/29	125,000	120,729
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	134,764
Micron Technology, Inc., 4.66%, 2/15/30	150,000	145,199
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	24,000	24,262
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	115,926
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	62,954
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	400,690
		1,641,342
Software — 0.7%
Autodesk, Inc., 2.85%, 1/15/30	150,000	133,295
Oracle Corp., 3.25%, 5/15/30	75,000	67,293
Oracle Corp., 6.50%, 4/15/38	125,000	133,682
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	64,588
Salesforce, Inc., 1.95%, 7/15/31	50,000	40,965
		439,823
Specialized REITs — 0.9%
American Tower Corp., 3.60%, 1/15/28	66,000	62,247
American Tower Corp., 2.90%, 1/15/30	100,000	87,701
Crown Castle, Inc., 5.60%, 6/1/29	150,000	150,977
Crown Castle, Inc., 3.30%, 7/1/30	150,000	132,530
Equinix, Inc., 2.00%, 5/15/28	125,000	110,251
		543,706
Specialty Retail — 0.6%
AutoZone, Inc., 4.00%, 4/15/30	150,000	141,289
Home Depot, Inc., 2.80%, 9/14/27	66,000	61,929
Home Depot, Inc., 2.70%, 4/15/30	150,000	132,743
TJX Cos., Inc., 1.15%, 5/15/28	30,000	25,879
		361,840
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 3.20%, 5/11/27	12,000	11,460
Apple, Inc., 2.20%, 9/11/29	18,000	15,920
Apple, Inc., 1.65%, 5/11/30	48,000	40,177
Dell International LLC/EMC Corp., 5.75%, 2/1/33(1)	150,000	154,474
		222,031
Textiles, Apparel and Luxury Goods — 0.2%
NIKE, Inc., 2.85%, 3/27/30	150,000	135,133
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	59,338	48,843
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	92,874
14

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
T-Mobile USA, Inc., 5.20%, 1/15/33	$80,000	$79,553
Vodafone Group PLC, 6.15%, 2/27/37	180,000	187,832
		360,259
TOTAL CORPORATE BONDS (Cost $41,613,315)		40,450,937
U.S. TREASURY SECURITIES — 25.2%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	265,186
U.S. Treasury Bonds, 4.75%, 2/15/37	320,000	338,213
U.S. Treasury Bonds, 1.125%, 8/15/40	650,000	397,401
U.S. Treasury Bonds, 1.375%, 11/15/40	1,200,000	762,469
U.S. Treasury Bonds, 2.25%, 5/15/41	730,000	533,228
U.S. Treasury Bonds, 2.375%, 2/15/42	650,000	477,852
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	405,449
U.S. Treasury Bonds, 2.75%, 8/15/42	500,000	389,170
U.S. Treasury Bonds, 2.75%, 11/15/42	1,015,000	786,823
U.S. Treasury Bonds, 3.125%, 2/15/43	900,000	738,914
U.S. Treasury Bonds, 2.875%, 5/15/43	1,200,000	944,859
U.S. Treasury Bonds, 3.625%, 8/15/43	925,000	815,734
U.S. Treasury Bonds, 3.75%, 11/15/43	300,000	269,063
U.S. Treasury Bonds, 3.375%, 5/15/44	500,000	422,871
U.S. Treasury Bonds, 2.50%, 2/15/45	375,000	271,963
U.S. Treasury Notes, 0.375%, 4/15/24	450,000	447,238
U.S. Treasury Notes, 2.50%, 4/30/24	850,000	846,023
U.S. Treasury Notes, 2.00%, 5/31/24	740,000	733,910
U.S. Treasury Notes, 2.50%, 5/31/24	450,000	446,859
U.S. Treasury Notes, 0.375%, 8/15/24	375,000	366,746
U.S. Treasury Notes, 0.625%, 10/15/24	600,000	583,236
U.S. Treasury Notes, 1.50%, 11/30/24	250,000	243,271
U.S. Treasury Notes, 1.75%, 12/31/24	370,000	359,912
U.S. Treasury Notes, 2.25%, 12/31/24	200,000	195,375
U.S. Treasury Notes, 2.50%, 1/31/25	355,000	346,792
U.S. Treasury Notes, 1.50%, 2/15/25(3)	400,000	386,565
U.S. Treasury Notes, 2.75%, 2/28/25	375,000	366,697
U.S. Treasury Notes, 0.50%, 3/31/25	200,000	190,637
U.S. Treasury Notes, 0.25%, 6/30/25	500,000	470,586
U.S. Treasury Notes, 0.375%, 1/31/26	355,000	327,397
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	125,650
U.S. Treasury Notes, 4.625%, 10/15/26	300,000	301,025
U.S. Treasury Notes, 2.25%, 8/15/27	125,000	116,592
U.S. Treasury Notes, 1.25%, 3/31/28	250,000	221,563
U.S. Treasury Notes, 3.75%, 6/30/30	175,000	169,887
U.S. Treasury Notes, 2.75%, 8/15/32	450,000	401,827
U.S. Treasury Notes, 3.875%, 8/15/33	350,000	339,637
TOTAL U.S. TREASURY SECURITIES (Cost $16,224,619)		15,806,620
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.6%
GNMA, 4.00%, TBA	950,000	884,219
GNMA, 4.00%, TBA	550,000	512,174
GNMA, 5.00%, TBA	700,000	683,802
GNMA, 5.00%, TBA	450,000	439,622
15

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
GNMA, 5.50%, TBA	$750,000	$745,107
GNMA, 5.50%, TBA	550,000	546,154
GNMA, 6.00%, TBA	250,000	251,258
GNMA, 6.00%, TBA	150,000	150,626
UMBS, 2.00%, TBA	300,000	264,707
UMBS, 2.00%, TBA	200,000	176,721
UMBS, 3.00%, TBA	1,200,000	1,026,542
UMBS, 3.00%, TBA	600,000	513,833
UMBS, 3.00%, TBA	500,000	463,317
UMBS, 3.00%, TBA	250,000	231,893
UMBS, 4.00%, TBA	1,500,000	1,380,900
UMBS, 4.00%, TBA	650,000	598,085
UMBS, 4.00%, TBA	450,000	433,456
UMBS, 4.50%, TBA	400,000	391,344
UMBS, 4.50%, TBA	200,000	195,734
UMBS, 5.00%, TBA	1,000,000	969,844
UMBS, 5.00%, TBA	350,000	339,487
UMBS, 5.50%, TBA	800,000	791,463
UMBS, 6.00%, TBA	300,000	301,298
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,342,315)		12,291,586
U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	77,000	76,296
FHLB, 5.42%, 3/6/24	100,000	99,998
FHLB, 3.25%, 11/16/28	200,000	191,532
FNMA, 0.375%, 8/25/25	25,000	23,427
Tennessee Valley Authority, 0.75%, 5/15/25	175,000	166,489
Tennessee Valley Authority, 3.875%, 3/15/28	100,000	98,508
Tennessee Valley Authority, 3.50%, 12/15/42	100,000	82,776
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $762,057)		739,026
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Japan — 0.4%
Japan Bank for International Cooperation, 1.75%, 10/17/24	250,000	244,418
Sweden — 0.3%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	186,608
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $434,824)		431,026
SHORT-TERM INVESTMENTS — 11.1%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	294,329	294,329
State Street Navigator Securities Lending Government Money Market Portfolio(4)	692,495	692,495
		986,824
Treasury Bills(5) — 9.5%
U.S. Treasury Bills, 5.43%, 3/12/24	$1,000,000	998,389
U.S. Treasury Bills, 5.43%, 3/26/24	750,000	747,248
U.S. Treasury Bills, 5.41%, 3/28/24	1,000,000	996,044
U.S. Treasury Bills, 5.42%, 4/2/24	1,000,000	995,293
U.S. Treasury Bills, 5.42%, 4/11/24	250,000	248,498
U.S. Treasury Bills, 5.40%, 4/25/24	500,000	495,966
16

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
U.S. Treasury Bills, 5.40%, 5/16/24	$500,000	$494,477
U.S. Treasury Bills, 5.46%, 5/30/24	1,000,000	986,931
		5,962,846
TOTAL SHORT-TERM INVESTMENTS (Cost $6,949,846)		6,949,670
TOTAL INVESTMENT SECURITIES — 122.3% (Cost $78,326,976)		76,668,865
OTHER ASSETS AND LIABILITIES — (22.3)%		(13,990,128)
TOTAL NET ASSETS — 100.0%		$62,678,737

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	3	June 2024	$357,750	$1,385
U.S. Treasury Ultra Bonds	1	June 2024	127,875	560
			$485,625	$1,945
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	2	June 2024	$220,875	$12
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 41	Sell	1.00%	12/20/28	$1,000,000	$12,037	$10,597	$22,634
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

17

Avantis Core Fixed Income Fund

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $674,339. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $76,041, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $295,722.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $692,495.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
18

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
CORPORATE BONDS — 76.7%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	$36,000	$35,286
Automobiles — 2.0%
American Honda Finance Corp., 1.00%, 9/10/25	78,000	73,332
General Motors Financial Co., Inc., 4.00%, 1/15/25	20,000	19,718
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	44,866
Toyota Motor Corp., 1.34%, 3/25/26	100,000	92,860
Toyota Motor Credit Corp., 2.50%, 3/22/24	35,000	34,944
		265,720
Banks — 12.4%
Asian Development Bank, 1.50%, 10/18/24	100,000	97,672
Asian Development Bank, 0.50%, 2/4/26	100,000	92,342
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	50,000	49,082
Bank of Montreal, 1.85%, 5/1/25	72,000	69,210
Bank of Nova Scotia, 5.25%, 6/12/28	75,000	75,398
Citigroup, Inc., 3.70%, 1/12/26	75,000	73,037
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	33,146
European Investment Bank, 0.375%, 7/24/24	100,000	98,077
European Investment Bank, 1.375%, 3/15/27	50,000	45,652
Export Development Canada, 3.875%, 2/14/28	100,000	97,891
Inter-American Development Bank, 3.125%, 9/18/28	50,000	47,380
International Bank for Reconstruction & Development, 0.875%, 7/15/26	10,000	9,176
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	100,000	94,239
Mitsubishi UFJ Financial Group, Inc., 3.29%, 7/25/27	65,000	61,521
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	100,000	99,170
PNC Financial Services Group, Inc., 2.20%, 11/1/24	90,000	88,042
Royal Bank of Canada, 6.00%, 11/1/27	75,000	77,254
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	64,733
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	65,000	61,747
Toronto-Dominion Bank, 1.20%, 6/3/26	105,000	96,372
U.S. Bancorp, 2.40%, 7/30/24	35,000	34,540
Wells Fargo & Co., 3.55%, 9/29/25	36,000	35,081
Wells Fargo & Co., 3.00%, 10/23/26	25,000	23,642
Westpac Banking Corp., 5.46%, 11/18/27	85,000	86,469
		1,610,873
Biotechnology — 0.4%
AbbVie, Inc., 3.80%, 3/15/25	50,000	49,239
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	26,757
Capital Markets — 7.9%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	93,043
ARES Management Corp., 6.375%, 11/10/28	75,000	78,203
Bank of New York Mellon Corp., 3.25%, 9/11/24	98,000	96,858
BlackRock, Inc., 3.20%, 3/15/27(1)	100,000	95,707
Brookfield Finance, Inc., 3.90%, 1/25/28	75,000	71,979
Charles Schwab Corp., 3.85%, 5/21/25	66,000	64,777
CME Group, Inc., 3.00%, 3/15/25	35,000	34,207
19

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Goldman Sachs Group, Inc., 3.75%, 5/22/25	$66,000	$64,705
Intercontinental Exchange, Inc., 3.10%, 9/15/27	50,000	46,966
Jefferies Financial Group, Inc., 5.875%, 7/21/28	75,000	76,515
Lazard Group LLC, 3.75%, 2/13/25	66,000	64,790
Morgan Stanley, 3.875%, 1/27/26	75,000	73,177
Nasdaq, Inc., 5.35%, 6/28/28	75,000	75,800
State Street Corp., 3.55%, 8/18/25	86,000	84,290
		1,021,017
Chemicals — 1.3%
Ecolab, Inc., 2.70%, 11/1/26	95,000	90,206
Mosaic Co., 5.375%, 11/15/28	75,000	75,613
		165,819
Consumer Finance — 1.1%
American Express Co., 2.25%, 3/4/25	75,000	72,651
Capital One Financial Corp., 4.25%, 4/30/25	66,000	65,126
		137,777
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp., 2.75%, 5/18/24	100,000	99,400
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	64,836
Sysco Corp., 3.30%, 7/15/26	45,000	43,202
Target Corp., 1.95%, 1/15/27(1)	100,000	92,515
		299,953
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	12,850
Diversified REITs — 3.7%
Digital Realty Trust LP, 4.45%, 7/15/28	75,000	72,608
Extra Space Storage LP, 5.70%, 4/1/28	75,000	76,096
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	75,000	65,660
Mid-America Apartments LP, 3.60%, 6/1/27	50,000	47,799
Prologis LP, 3.25%, 10/1/26	100,000	95,476
Simon Property Group LP, 3.375%, 6/15/27	65,000	61,711
Ventas Realty LP, 3.85%, 4/1/27	65,000	61,990
		481,340
Electric Utilities — 3.5%
Baltimore Gas & Electric Co., 2.40%, 8/15/26	64,000	60,323
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,497
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	93,721
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	58,633
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,416
Edison International, 4.125%, 3/15/28(1)	75,000	71,714
Emera U.S. Finance LP, 3.55%, 6/15/26	62,000	59,478
Florida Power & Light Co., 5.05%, 4/1/28	50,000	50,396
		453,178
Electronic Equipment, Instruments and Components — 1.0%
Avnet, Inc., 6.25%, 3/15/28(1)	50,000	50,875
Flex Ltd., 3.75%, 2/1/26	47,000	45,453
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	35,749
		132,077
Energy Equipment and Services — 0.8%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	98,326
20

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Financial Services — 1.5%
Equitable Holdings, Inc., 4.35%, 4/20/28	$50,000	$48,181
Global Payments, Inc., 4.95%, 8/15/27	50,000	49,565
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/28	50,000	47,318
National Rural Utilities Cooperative Finance Corp., 1.00%, 10/18/24	50,000	48,574
		193,638
Food Products — 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	27,471
Hershey Co., 2.05%, 11/15/24	36,000	35,201
Hormel Foods Corp., 0.65%, 6/3/24	60,000	59,286
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	43,948
		165,906
Gas Utilities — 0.5%
Southern California Gas Co., 3.15%, 9/15/24	63,000	62,187
Ground Transportation — 1.0%
Ryder System, Inc., 2.50%, 9/1/24	36,000	35,432
Ryder System, Inc., 3.35%, 9/1/25	18,000	17,459
Union Pacific Corp., 3.15%, 3/1/24	75,000	75,000
		127,891
Health Care Equipment and Supplies — 1.5%
DH Europe Finance II SARL, 2.20%, 11/15/24	100,000	97,762
Medtronic Global Holdings SCA, 4.25%, 3/30/28	100,000	97,845
		195,607
Health Care Providers and Services — 2.3%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	67,965
HCA, Inc., 5.00%, 3/15/24	36,000	35,991
Humana, Inc., 3.95%, 3/15/27	65,000	62,803
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	98,665
Universal Health Services, Inc., 1.65%, 9/1/26	30,000	27,284
		292,708
Health Care REITs — 0.1%
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	15,000	14,982
Hotels, Restaurants and Leisure — 1.5%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	95,383
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	44,491
Marriott International, Inc., 5.00%, 10/15/27	60,000	59,780
		199,654
Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 3/15/24	20,000	19,987
Industrial Conglomerates — 0.7%
3M Co., 2.65%, 4/15/25	100,000	96,839
Insurance — 5.8%
American International Group, Inc., 4.20%, 4/1/28	75,000	72,904
Aon Global Ltd., 3.875%, 12/15/25	50,000	48,777
Chubb INA Holdings, Inc., 3.35%, 5/15/24	90,000	89,596
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	56,000	54,800
Lincoln National Corp., 3.80%, 3/1/28	75,000	71,401
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	100,000	98,196
MetLife, Inc., 3.60%, 11/13/25	34,000	33,198
21

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Progressive Corp., 2.50%, 3/15/27	$100,000	$93,153
Prudential Financial, Inc., 1.50%, 3/10/26	75,000	69,933
Reinsurance Group of America, Inc., 3.95%, 9/15/26	75,000	72,988
Willis North America, Inc., 4.50%, 9/15/28	50,000	48,311
		753,257
IT Services — 0.8%
International Business Machines Corp., 3.00%, 5/15/24	100,000	99,480
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	100,000	100,635
Machinery — 2.1%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	39,000	38,750
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	34,437
John Deere Capital Corp., 4.95%, 7/14/28	25,000	25,150
PACCAR Financial Corp., 4.95%, 8/10/28	100,000	100,770
Stanley Black & Decker, Inc., 6.00%, 3/6/28	75,000	77,501
		276,608
Media — 0.8%
Comcast Corp., 3.375%, 8/15/25	42,000	41,032
Discovery Communications LLC, 4.90%, 3/11/26	60,000	59,098
		100,130
Metals and Mining — 1.1%
ArcelorMittal SA, 4.55%, 3/11/26	20,000	19,709
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	30,000	30,756
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	100,000	99,370
		149,835
Oil, Gas and Consumable Fuels — 4.4%
BP Capital Markets America, Inc., 3.02%, 1/16/27	25,000	23,762
BP Capital Markets PLC, 3.28%, 9/19/27	100,000	94,715
Energy Transfer LP, 3.90%, 7/15/26	70,000	67,783
Energy Transfer LP, 5.55%, 2/15/28	75,000	75,651
Equinor ASA, 7.25%, 9/23/27	100,000	107,721
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	70,321
Shell International Finance BV, 3.25%, 5/11/25	66,000	64,561
Williams Cos., Inc., 4.00%, 9/15/25	66,000	64,739
		569,253
Passenger Airlines — 0.6%
Southwest Airlines Co., 5.125%, 6/15/27	75,000	74,728
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	35,101
Kenvue, Inc., 5.50%, 3/22/25	75,000	75,173
		110,274
Pharmaceuticals — 2.4%
Astrazeneca Finance LLC, 1.75%, 5/28/28	100,000	88,450
Novartis Capital Corp., 1.75%, 2/14/25	29,000	28,083
Novartis Capital Corp., 3.00%, 11/20/25	27,000	26,172
Pfizer, Inc., 3.40%, 5/15/24	97,000	96,584
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	73,057
		312,346
Residential REITs — 0.9%
Camden Property Trust, 4.10%, 10/15/28	50,000	48,185
22

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
UDR, Inc., 4.40%, 1/26/29	$75,000	$71,818
		120,003
Retail REITs — 1.0%
Federal Realty OP LP, 3.25%, 7/15/27	65,000	60,621
Kimco Realty OP LLC, 3.30%, 2/1/25	66,000	64,587
		125,208
Semiconductors and Semiconductor Equipment — 2.8%
Intel Corp., 4.875%, 2/10/28	100,000	99,807
KLA Corp., 4.65%, 11/1/24	100,000	99,291
Lam Research Corp., 3.80%, 3/15/25	60,000	59,129
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	62,192
Xilinx, Inc., 2.95%, 6/1/24	50,000	49,655
		370,074
Specialized REITs — 0.9%
American Tower Corp., 3.55%, 7/15/27	65,000	61,636
Crown Castle, Inc., 5.60%, 6/1/29	50,000	50,325
		111,961
Specialty Retail — 1.6%
Home Depot, Inc., 2.125%, 9/15/26	40,000	37,411
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,374
TJX Cos., Inc., 2.25%, 9/15/26	110,000	103,400
		206,185
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.45%, 8/4/26	71,000	67,217
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	35,767
		102,984
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., 2.75%, 3/27/27	100,000	94,339
Ralph Lauren Corp., 3.75%, 9/15/25	100,000	97,770
		192,109
Trading Companies and Distributors — 0.1%
Air Lease Corp., 2.875%, 1/15/26	20,000	19,082
TOTAL CORPORATE BONDS (Cost $10,173,251)		9,953,763
U.S. TREASURY SECURITIES — 20.3%
U.S. Treasury Notes, 2.00%, 5/31/24	250,000	247,942
U.S. Treasury Notes, 0.375%, 9/15/24	300,000	292,250
U.S. Treasury Notes, 1.75%, 12/31/24(2)	310,000	301,548
U.S. Treasury Notes, 0.625%, 11/30/27	200,000	174,559
U.S. Treasury Notes, 0.625%, 12/31/27	175,000	152,257
U.S. Treasury Notes, 1.25%, 3/31/28	210,000	186,112
U.S. Treasury Notes, 1.25%, 4/30/28	250,000	221,035
U.S. Treasury Notes, 1.25%, 6/30/28	550,000	484,193
U.S. Treasury Notes, 1.00%, 7/31/28	500,000	434,307
U.S. Treasury Notes, 1.375%, 12/31/28	165,000	144,307
TOTAL U.S. TREASURY SECURITIES (Cost $2,659,076)		2,638,510
U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
FHLB, 2.375%, 3/14/25	50,000	48,704
FHLB, 0.375%, 9/4/25	25,000	23,395
FHLB, 1.25%, 12/21/26	100,000	91,572
23

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
FNMA, 1.625%, 10/15/24	$75,000	$73,351
FNMA, 0.375%, 8/25/25	25,000	23,427
FNMA, 1.875%, 9/24/26	100,000	93,756
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	45,665
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $415,927)		399,870
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	26,757	26,757
State Street Navigator Securities Lending Government Money Market Portfolio(3)	322,000	322,000
TOTAL SHORT-TERM INVESTMENTS (Cost $348,757)		348,757
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $13,597,011)		13,340,900
OTHER ASSETS AND LIABILITIES — (2.8)%		(363,743)
TOTAL NET ASSETS — 100.0%		$12,977,157

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	2	June 2024	$213,813	$43
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $310,812. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $157,583.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $322,000.

See Notes to Financial Statements.
24

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Assets
Investment securities, at value (cost of $77,634,481 and $13,275,011, respectively) — including $674,339 and $310,812, respectively, of securities on loan	$75,976,370	$13,018,900
Investment made with cash collateral received for securities on loan, at value (cost of $692,495 and $322,000, respectively)	692,495	322,000
Total investment securities, at value (cost of $78,326,976 and $13,597,011, respectively)	76,668,865	13,340,900
Cash	2,295	—
Receivable for investments sold	4,487,780	—
Receivable for capital shares sold	168,881	—
Receivable for variation margin on futures contracts	1,871	31
Receivable for variation margin on swap agreements	390	—
Interest receivable	608,822	118,635
Securities lending receivable	281	299
	81,939,185	13,459,865

Liabilities
Payable for collateral received for securities on loan	692,495	322,000
Payable for investments purchased	16,926,813	—
Payable for capital shares redeemed	1,640,514	159,008
Accrued management fees	626	1,011
Dividends payable	—	689
	19,260,448	482,708

Net Assets	$62,678,737	$12,977,157

Net Assets Consist of:
Capital paid in	$68,150,268	$13,846,864
Distributable earnings (loss)	(5,471,531)	(869,707)
	$62,678,737	$12,977,157

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$5,225,870	630,773	$8.28
G Class	$57,452,867	6,930,874	$8.29
Avantis Short-Term Fixed Income Fund
Institutional Class	$8,407,987	892,687	$9.42
G Class	$4,569,170	485,178	$9.42

See Notes to Financial Statements.
25

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$1,215,608	$213,768
Securities lending, net	5,318	870
	1,220,926	214,638
Expenses:
Management fees	40,637	9,517
Interest expenses	595	11
	41,232	9,528
Fees waived - G Class	(36,938)	(3,068)
	4,294	6,460

Net investment income (loss)	1,216,632	208,178

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(216,565)	(55,421)
Futures contract transactions	15,318	(3,094)
Swap agreement transactions	7,832	—
	(193,415)	(58,515)

Change in net unrealized appreciation (depreciation) on:
Investments	613,823	210,735
Futures contracts	(5,602)	(1,875)
Swap agreements	2,936	—
	611,157	208,860

Net realized and unrealized gain (loss)	417,742	150,345

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,634,374	$358,523

See Notes to Financial Statements.

26

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis Core Fixed Income Fund		Avantis Short-Term Fixed Income Fund
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$1,216,632	$1,376,518	$208,178	$238,204
Net realized gain (loss)	(193,415)	(1,375,351)	(58,515)	(419,131)
Change in net unrealized appreciation (depreciation)	611,157	(251,566)	208,860	362,436
Net increase (decrease) in net assets resulting from operations	1,634,374	(250,399)	358,523	181,509

Distributions to Shareholders
From earnings:
Institutional Class	(107,589)	(131,940)	(138,434)	(175,294)
G Class	(1,112,810)	(1,250,360)	(69,598)	(62,906)
Decrease in net assets from distributions	(1,220,399)	(1,382,300)	(208,032)	(238,200)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,185,704	11,728,565	496,384	(561,032)

Net increase (decrease) in net assets	19,599,679	10,095,866	646,875	(617,723)

Net Assets
Beginning of period	43,079,058	32,983,192	12,330,282	12,948,005
End of period	$62,678,737	$43,079,058	$12,977,157	$12,330,282

See Notes to Financial Statements.
27

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund (collectively, the funds) are two funds in a series issued by the trust. Each of the funds' investment objective is to seek to maximize total return. The funds offer the Institutional Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

28

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

29

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Core Fixed Income Fund
Corporate Bonds	$692,495	—	—	—	$692,495
Gross amount of recognized liabilities for securities lending transactions					$692,495
Avantis Short-Term Fixed Income Fund
Corporate Bonds	$322,000	—	—	—	$322,000
Gross amount of recognized liabilities for securities lending transactions					$322,000
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 92% and 28% of the shares of Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund, respectively.  ACIM owns 41% of the shares of Avantis Short-Term Fixed Income Fund. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 29, 2024, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Core Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Short-Term Fixed Income Fund	0.15%	0.15%	0.00%

30

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2024 were as follows:

	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$93,472,343	$480,348
Purchases of other investment securities	$16,614,531	$2,678,347
Total Purchases	$110,086,874	$3,158,695

Sales of U.S. Treasury and Government Agency obligations	$87,093,602	$1,593,755
Sales of other investment securities	$2,851,826	$850,348
Total Sales	$89,945,428	$2,444,103

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	165,689	$1,341,605	406,688	$3,399,035
Issued in reinvestment of distributions	13,076	107,589	15,817	131,940
Redeemed	(85,024)	(704,138)	(477,386)	(3,973,048)
	93,741	745,056	(54,881)	(442,073)
G Class
Sold	2,967,007	24,335,587	2,397,447	20,150,663
Issued in reinvestment of distributions	135,081	1,112,810	149,398	1,248,960
Redeemed	(851,312)	(7,007,749)	(1,109,426)	(9,228,985)
	2,250,776	18,440,648	1,437,419	12,170,638
Net increase (decrease)	2,344,517	$19,185,704	1,382,538	$11,728,565

Avantis Short-Term Fixed Income Fund
Institutional Class
Sold	191,621	$1,807,330	128,698	$1,193,534
Issued in reinvestment of distributions	14,193	133,081	18,005	167,066
Redeemed	(272,572)	(2,562,911)	(306,875)	(2,841,382)
	(66,758)	(622,500)	(160,172)	(1,480,782)
G Class
Sold	167,795	1,568,776	125,245	1,163,751
Issued in reinvestment of distributions	7,416	69,598	6,775	62,906
Redeemed	(55,376)	(519,490)	(33,154)	(306,907)
	119,835	1,118,884	98,866	919,750
Net increase (decrease)	53,077	$496,384	(61,306)	$(561,032)

31

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Core Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$40,450,937	—
U.S. Treasury Securities	—	15,806,620	—
U.S. Government Agency Mortgage-Backed Securities	—	12,291,586	—
U.S. Government Agency Securities	—	739,026	—
Sovereign Governments and Agencies	—	431,026	—
Short-Term Investments	$986,824	5,962,846	—
	$986,824	$75,682,041	—
Other Financial Instruments
Futures Contracts	$1,957	—	—
Swap Agreements	—	$22,634	—
	$1,957	$22,634	—

Avantis Short-Term Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$9,953,763	—
U.S. Treasury Securities	—	2,638,510	—
U.S. Government Agency Securities	—	399,870	—
Short-Term Investments	$348,757	—	—
	$348,757	$12,992,143	—
Other Financial Instruments
Futures Contracts	$43	—	—

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7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Avantis Core Fixed Income Fund	$1,000,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income Fund	$793,828	$358,641
Avantis Short-Term Fixed Income Fund	$212,566	—

33

Value of Derivative Instruments as of February 29, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income Fund
Credit Risk	Receivable for variation margin on swap agreements*	$390	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,871	Payable for variation margin on futures contracts*	—
		$2,261		—

Avantis Short-Term Fixed Income Fund
Interest Rate Risk	Receivable for variation margin on futures contracts*	$31	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income Fund
Credit Risk	Net realized gain (loss) on swap agreement transactions	$7,832	Change in net unrealized appreciation (depreciation) on swap agreements	$2,936
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	15,318	Change in net unrealized appreciation (depreciation) on futures contracts	(5,602)
		$23,150		$(2,666)

Avantis Short-Term Fixed Income Fund
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(3,094)	Change in net unrealized appreciation (depreciation) on futures contracts	$(1,875)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

34

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Federal tax cost of investments	$78,412,435	$13,597,011
Gross tax appreciation of investments	$292,993	$24,794
Gross tax depreciation of investments	(2,036,563)	(280,905)
Net tax appreciation (depreciation) of investments	$(1,743,570)	$(256,111)

For Avantis Core Fixed Income Fund, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Short-Term Fixed Income Fund.

As of August 31, 2023, Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund had accumulated short-term capital losses of $(2,533,437) and $(126,751), respectively, and accumulated long-term capital losses of $(1,034,487) and $(426,601), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
35

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2024(3)	$8.25	0.18	0.03	0.21	(0.18)	—	(0.18)	$8.28	2.56%	0.15%	0.15%	4.36%	4.36%	163%	$5,226
2023	$8.60	0.30	(0.35)	(0.05)	(0.30)	—	(0.30)	$8.25	(0.57)%	0.16%	0.16%	3.60%	3.60%	345%	$4,433
2022	$10.09	0.18	(1.49)	(1.31)	(0.17)	(0.01)	(0.18)	$8.60	(13.01)%	0.15%	0.15%	2.08%	2.08%	481%	$5,090
2021(4)	$10.00	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.09	1.56%	0.15%	0.15%	1.26%	1.26%	113%	$13,973
G Class
2024(3)	$8.26	0.18	0.03	0.21	(0.18)	—	(0.18)	$8.29	2.64%	0.00%	0.15%	4.51%	4.36%	163%	$57,453
2023	$8.60	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	$8.26	(0.30)%	0.01%	0.16%	3.75%	3.60%	345%	$38,646
2022	$10.09	0.21	(1.50)	(1.29)	(0.19)	(0.01)	(0.20)	$8.60	(12.88)%	0.00%	0.15%	2.23%	2.08%	481%	$27,893
2021(4)	$10.00	0.07	0.09	0.16	(0.07)	—	(0.07)	$10.09	1.64%	0.00%	0.15%	1.41%	1.26%	113%	$2,893

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
(4)February 24, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income Fund
Institutional Class
2024(3)	$9.31	0.15	0.11	0.26	(0.15)	$9.42	2.82%	0.15%	0.15%	3.24%	3.24%	20%	$8,408
2023	$9.34	0.18	(0.03)	0.15	(0.18)	$9.31	1.61%	0.15%	0.15%	1.92%	1.92%	52%	$8,930
2022	$10.00	0.07	(0.66)	(0.59)	(0.07)	$9.34	(5.88)%	0.15%	0.15%	0.76%	0.76%	48%	$10,459
2021(4)	$10.00	0.02	—(5)	0.02	(0.02)	$10.00	0.21%	0.15%	0.15%	0.42%	0.42%	29%	$13,914
G Class
2024(3)	$9.31	0.16	0.11	0.27	(0.16)	$9.42	2.89%	0.00%	0.15%	3.39%	3.24%	20%	$4,569
2023	$9.34	0.20	(0.04)	0.16	(0.19)	$9.31	1.76%	0.00%	0.15%	2.07%	1.92%	52%	$3,400
2022	$10.00	0.09	(0.66)	(0.57)	(0.09)	$9.34	(5.74)%	0.00%	0.15%	0.91%	0.76%	48%	$2,489
2021(4)	$10.00	0.03	—(5)	0.03	(0.03)	$10.00	0.29%	0.00%	0.15%	0.57%	0.42%	29%	$1,091

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
(4)February 24, 2021 (fund inception) through August 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

40

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96961 2404

Semiannual Report

February 29, 2024

Avantis® Responsible U.S. Equity ETF (AVSU)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 29, 2024

Avantis Responsible U.S. Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Rights	0.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.0%

Top Five Industries	% of net assets
Semiconductors and Semiconductor Equipment	8.6%
Software	7.9%
Technology Hardware, Storage and Peripherals	5.5%
Banks	5.4%
Interactive Media and Services	5.2%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis Responsible U.S. Equity ETF
Actual	$1,000	$1,150.00	$0.80	0.15%
Hypothetical	$1,000	$1,024.12	$0.75	0.15%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
4

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Responsible U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	289	$2,555
Hexcel Corp.	1,019	75,874
Kaman Corp.	500	22,905
L3Harris Technologies, Inc.	291	61,593
Northrop Grumman Corp.	244	112,489
Woodward, Inc.	657	92,959
		368,375
Air Freight and Logistics — 1.0%
CH Robinson Worldwide, Inc.	631	46,745
Expeditors International of Washington, Inc.	3,502	418,839
FedEx Corp.	3,391	844,257
Forward Air Corp.	773	28,702
GXO Logistics, Inc.(1)	1,032	53,416
Hub Group, Inc., Class A(1)	1,634	69,494
Radiant Logistics, Inc.(1)	2,164	12,551
United Parcel Service, Inc., Class B	5,919	877,551
		2,351,555
Automobile Components — 0.7%
American Axle & Manufacturing Holdings, Inc.(1)	4,187	28,974
Aptiv PLC(1)	1,663	132,192
Autoliv, Inc.	2,437	282,765
BorgWarner, Inc.	4,244	132,116
Dana, Inc.	4,708	58,850
Fox Factory Holding Corp.(1)	538	27,217
Gentex Corp.	3,208	117,188
Gentherm, Inc.(1)	395	22,460
Goodyear Tire & Rubber Co.(1)	7,887	93,698
LCI Industries	680	85,666
Lear Corp.	889	122,104
Luminar Technologies, Inc.(1)(2)	1,813	4,333
Modine Manufacturing Co.(1)	2,261	202,834
Motorcar Parts of America, Inc.(1)	756	6,797
Patrick Industries, Inc.	693	83,118
Phinia, Inc.	1,587	54,307
Standard Motor Products, Inc.	372	11,815
Visteon Corp.(1)	590	66,741
		1,533,175
Automobiles — 1.4%
Ford Motor Co.	48,948	608,913
General Motors Co.	17,074	699,693
Harley-Davidson, Inc.	3,856	139,857
Lucid Group, Inc.(1)(2)	1,908	6,296
Rivian Automotive, Inc., Class A(1)	500	5,660
Tesla, Inc.(1)	8,109	1,637,045
Thor Industries, Inc.	1,300	166,634
5

Avantis Responsible U.S. Equity ETF
	Shares	Value
Winnebago Industries, Inc.	1,019	$73,093
		3,337,191
Banks — 5.4%
ACNB Corp.	372	13,109
Amalgamated Financial Corp.	161	3,716
Amerant Bancorp, Inc.	921	19,516
Associated Banc-Corp.	3,598	74,982
Atlantic Union Bankshares Corp.	1,088	36,187
Banc of California, Inc.	1,140	16,678
BancFirst Corp.	372	32,639
Bancorp, Inc.(1)	1,430	63,835
Bank First Corp.(2)	26	2,249
Bank of America Corp.	31,216	1,077,576
Bank of Hawaii Corp.(2)	903	54,433
Bank OZK	2,824	123,691
BankUnited, Inc.	1,921	51,521
Banner Corp.	904	39,631
Bar Harbor Bankshares	500	12,610
BayCom Corp.	628	12,573
Berkshire Hills Bancorp, Inc.	1,012	21,748
BOK Financial Corp.	642	54,576
Business First Bancshares, Inc.	170	3,817
Byline Bancorp, Inc.	628	13,088
Camden National Corp.	372	11,822
Central Pacific Financial Corp.	884	16,495
Citigroup, Inc.	16,125	894,776
Citizens Financial Group, Inc.	7,337	230,308
City Holding Co.	244	24,517
Columbia Banking System, Inc.	4,559	82,518
Columbia Financial, Inc.(1)	628	10,506
Comerica, Inc.	2,953	145,819
Commerce Bancshares, Inc.	1,933	100,593
Community Bank System, Inc.	646	29,264
CrossFirst Bankshares, Inc.(1)	1,181	15,199
Cullen/Frost Bankers, Inc.	761	82,576
CVB Financial Corp.	2,314	39,384
Dime Community Bancshares, Inc.	1,042	19,527
Eagle Bancorp, Inc.	756	18,008
East West Bancorp, Inc.	2,953	215,156
Enterprise Financial Services Corp.	740	29,541
Farmers & Merchants Bancorp, Inc.	372	7,514
Farmers National Banc Corp.	281	3,788
FB Financial Corp.	675	24,057
Fifth Third Bancorp	9,916	340,515
First BanCorp	5,017	85,189
First Bancorp, Inc.	500	11,810
First Bancorp/Southern Pines NC	656	22,383
First Bancshares, Inc.	138	3,427
First Busey Corp.	1,479	34,106
First Business Financial Services, Inc.	462	16,299
First Citizens BancShares, Inc., Class A	126	198,300
6

Avantis Responsible U.S. Equity ETF
	Shares	Value
First Commonwealth Financial Corp.	2,058	$26,816
First Financial Bancorp	1,682	36,499
First Financial Bankshares, Inc.	1,663	51,453
First Financial Corp.	372	13,850
First Hawaiian, Inc.	2,202	46,154
First Horizon Corp.	12,017	169,440
First Interstate BancSystem, Inc., Class A	1,012	26,636
First Merchants Corp.	939	31,175
First Mid Bancshares, Inc.	415	12,575
First of Long Island Corp.	628	6,996
Flushing Financial Corp.	756	9,707
FNB Corp.	6,692	89,271
FS Bancorp, Inc.	500	16,685
German American Bancorp, Inc.	500	15,730
Glacier Bancorp, Inc.	1,268	47,449
HarborOne Bancorp, Inc.	290	2,952
Heartland Financial USA, Inc.	870	29,580
Heritage Financial Corp.	140	2,569
Hilltop Holdings, Inc.	880	27,174
Home BancShares, Inc.	2,565	60,175
HomeStreet, Inc.	628	8,761
HomeTrust Bancshares, Inc.	500	13,125
Hope Bancorp, Inc.	2,852	31,286
Horizon Bancorp, Inc.	271	3,263
Huntington Bancshares, Inc.	14,551	189,745
Independent Bank Corp.	774	40,380
Independent Bank Corp. (Michigan)	628	15,355
Independent Bank Group, Inc.	612	26,763
JPMorgan Chase & Co.	14,834	2,760,014
KeyCorp	18,183	259,471
Lakeland Bancorp, Inc.	1,268	14,810
Lakeland Financial Corp.	394	25,098
M&T Bank Corp.	2,824	394,626
Mercantile Bank Corp.	421	15,510
Meridian Corp.	756	7,390
National Bank Holdings Corp., Class A	839	28,392
NBT Bancorp, Inc.	1,034	35,559
Nicolet Bankshares, Inc.	30	2,368
Northeast Bank	372	19,861
Northfield Bancorp, Inc.	1,012	10,221
Old National Bancorp	4,926	80,934
Old Second Bancorp, Inc.	803	10,784
OP Bancorp	1,012	10,484
Origin Bancorp, Inc.	132	3,939
Pacific Premier Bancorp, Inc.	1,812	41,422
Park National Corp.	263	33,798
Pathward Financial, Inc.	500	25,420
PCB Bancorp	628	10,142
Peoples Bancorp, Inc.	853	23,944
Pinnacle Financial Partners, Inc.	890	73,621
PNC Financial Services Group, Inc.	2,954	434,829
7

Avantis Responsible U.S. Equity ETF
	Shares	Value
Popular, Inc.	2,437	$203,928
Premier Financial Corp.	956	18,527
Prosperity Bancshares, Inc.	1,277	79,698
Provident Financial Services, Inc.	1,553	23,419
QCR Holdings, Inc.	449	25,593
Regions Financial Corp.	16,366	304,899
Renasant Corp.	884	27,943
S&T Bancorp, Inc.	843	26,293
Sandy Spring Bancorp, Inc.	1,174	25,805
Seacoast Banking Corp. of Florida	1,174	28,340
Sierra Bancorp	500	9,305
Simmons First National Corp., Class A	1,516	29,107
Southern Missouri Bancorp, Inc.	244	10,463
Southside Bancshares, Inc.	670	19,202
Stock Yards Bancorp, Inc.	329	15,072
Synovus Financial Corp.	3,855	146,259
TFS Financial Corp.	884	11,271
Towne Bank	1,473	39,933
TriCo Bancshares	126	4,210
Truist Financial Corp.	10,046	351,409
TrustCo Bank Corp.	500	13,645
Trustmark Corp.	1,164	31,265
U.S. Bancorp	10,431	437,685
UMB Financial Corp.	773	63,085
United Community Banks, Inc.	2,102	54,673
Valley National Bancorp	7,208	59,034
Veritex Holdings, Inc.	1,212	23,792
WaFd, Inc.	1,593	43,393
Webster Financial Corp.	2,566	122,244
WesBanco, Inc.	849	24,604
Westamerica BanCorp	646	29,529
Western Alliance Bancorp	1,945	112,285
Wintrust Financial Corp.	1,404	135,275
Zions Bancorp NA	3,598	141,869
		12,508,827
Beverages — 1.0%
Brown-Forman Corp., Class A	172	10,310
Brown-Forman Corp., Class B	1,075	64,747
Coca-Cola Co.	12,238	734,525
Constellation Brands, Inc., Class A	768	190,863
Duckhorn Portfolio, Inc.(1)	131	1,246
Keurig Dr Pepper, Inc.	3,340	99,899
Molson Coors Beverage Co., Class B	2,824	176,274
Monster Beverage Corp.(1)	3,870	228,717
PepsiCo, Inc.	5,146	850,840
Vita Coco Co., Inc.(1)	720	18,792
		2,376,213
Biotechnology — 3.0%
AbbVie, Inc.	7,467	1,314,565
Agios Pharmaceuticals, Inc.(1)	786	25,403
Alkermes PLC(1)	788	23,396
8

Avantis Responsible U.S. Equity ETF
	Shares	Value
Alnylam Pharmaceuticals, Inc.(1)	116	$17,526
Altimmune, Inc.(1)	760	9,196
Amgen, Inc.	2,584	707,577
AnaptysBio, Inc.(1)	500	12,765
Anika Therapeutics, Inc.(1)	281	6,823
Apogee Therapeutics, Inc.(1)(2)	302	10,516
Biogen, Inc.(1)	1,234	267,766
BioMarin Pharmaceutical, Inc.(1)	1,535	132,440
Blueprint Medicines Corp.(1)	16	1,496
Catalyst Pharmaceuticals, Inc.(1)	1,605	25,728
CRISPR Therapeutics AG(1)(2)	48	4,043
Cytokinetics, Inc.(1)	516	37,276
Deciphera Pharmaceuticals, Inc.(1)	529	8,829
Denali Therapeutics, Inc.(1)	673	13,312
Dynavax Technologies Corp.(1)	4,135	52,390
Eagle Pharmaceuticals, Inc.(1)(2)	278	1,629
Editas Medicine, Inc.(1)	1,016	10,221
Emergent BioSolutions, Inc.(1)(2)	756	2,442
Enanta Pharmaceuticals, Inc.(1)	244	3,506
Entrada Therapeutics, Inc.(1)	534	7,065
Exact Sciences Corp.(1)	513	29,513
Exelixis, Inc.(1)	3,855	84,424
Gilead Sciences, Inc.	13,532	975,657
Halozyme Therapeutics, Inc.(1)	2,695	107,288
HilleVax, Inc.(1)	394	7,151
Incyte Corp.(1)	1,793	104,639
Ionis Pharmaceuticals, Inc.(1)	1,042	47,109
Ironwood Pharmaceuticals, Inc.(1)	4,615	43,519
Kura Oncology, Inc.(1)	903	19,035
Madrigal Pharmaceuticals, Inc.(1)	8	1,890
Merus NV(1)	8	388
Moderna, Inc.(1)	2,739	252,645
Mural Oncology PLC(1)	75	397
Myriad Genetics, Inc.(1)	500	10,465
Neurocrine Biosciences, Inc.(1)	771	100,538
Ovid therapeutics, Inc.(1)	650	2,210
Protagonist Therapeutics, Inc.(1)	1,477	44,871
PTC Therapeutics, Inc.(1)	416	11,727
Regeneron Pharmaceuticals, Inc.(1)	740	714,907
REGENXBIO, Inc.(1)	1,179	20,562
Relay Therapeutics, Inc.(1)	149	1,493
Rocket Pharmaceuticals, Inc.(1)	262	7,677
Tango Therapeutics, Inc.(1)	645	7,179
Tyra Biosciences, Inc.(1)	10	200
Ultragenyx Pharmaceutical, Inc.(1)	178	9,206
United Therapeutics Corp.(1)	787	177,579
Vanda Pharmaceuticals, Inc.(1)	1,140	5,096
Vaxcyte, Inc.(1)	28	2,067
Vertex Pharmaceuticals, Inc.(1)	3,470	1,459,968
Verve Therapeutics, Inc.(1)	6	102
9

Avantis Responsible U.S. Equity ETF
	Shares	Value
Xencor, Inc.(1)	772	$17,717
		6,963,129
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	27,247	4,816,180
Big Lots, Inc.	756	4,097
Dillard's, Inc., Class A	116	48,109
eBay, Inc.	1,566	74,040
Etsy, Inc.(1)	645	46,240
Kohl's Corp.	4,399	122,600
Macy's, Inc.	9,916	172,935
MercadoLibre, Inc.(1)	494	788,078
Nordstrom, Inc.(2)	2,344	49,154
Ollie's Bargain Outlet Holdings, Inc.(1)	870	69,748
		6,191,181
Building Products — 1.6%
A O Smith Corp.	2,438	202,110
Advanced Drainage Systems, Inc.	2,118	345,742
Allegion PLC	632	80,814
Apogee Enterprises, Inc.	791	45,253
Armstrong World Industries, Inc.	1,406	169,578
AZEK Co., Inc.(1)	904	43,491
Builders FirstSource, Inc.(1)	2,060	402,071
Carlisle Cos., Inc.	1,009	353,150
Carrier Global Corp.	3,096	172,076
Fortune Brands Innovations, Inc.	785	63,852
Gibraltar Industries, Inc.(1)	1,021	79,076
Griffon Corp.	1,501	107,171
Hayward Holdings, Inc.(1)	756	11,181
Insteel Industries, Inc.	628	22,865
Janus International Group, Inc.(1)	1,914	27,466
JELD-WEN Holding, Inc.(1)	2,759	50,214
Johnson Controls International PLC	1,148	68,042
Lennox International, Inc.	378	178,117
Masco Corp.	901	69,161
Masonite International Corp.(1)	819	106,667
Masterbrand, Inc.(1)	2,122	36,732
Owens Corning	2,119	317,384
Quanex Building Products Corp.	1,432	49,519
Simpson Manufacturing Co., Inc.	837	174,665
Trane Technologies PLC	632	178,205
Trex Co., Inc.(1)	1,943	178,290
UFP Industries, Inc.	1,468	168,277
Zurn Elkay Water Solutions Corp.	1,452	46,101
		3,747,270
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	116	18,132
Ameriprise Financial, Inc.	2,179	887,637
ARES Management Corp., Class A	761	100,931
Artisan Partners Asset Management, Inc., Class A	1,535	66,112
Bank of New York Mellon Corp.	7,208	404,297
BlackRock, Inc.	513	416,217
10

Avantis Responsible U.S. Equity ETF
	Shares	Value
Blackstone, Inc.	3,223	$411,964
Carlyle Group, Inc.	5,405	247,819
Cboe Global Markets, Inc.	513	98,496
Charles Schwab Corp.	8,239	550,200
CME Group, Inc.	1,921	423,292
Cohen & Steers, Inc.	756	55,604
Coinbase Global, Inc., Class A(1)	1,405	286,002
Diamond Hill Investment Group, Inc.	116	16,783
Donnelley Financial Solutions, Inc.(1)	500	32,280
Evercore, Inc., Class A	889	166,314
FactSet Research Systems, Inc.	384	177,631
Federated Hermes, Inc.	1,268	44,672
Franklin Resources, Inc.	3,727	102,306
Goldman Sachs Group, Inc.	2,824	1,098,677
Houlihan Lokey, Inc.	1,313	168,931
Intercontinental Exchange, Inc.	1,019	141,050
Invesco Ltd.	6,177	95,188
Janus Henderson Group PLC	2,180	67,929
Jefferies Financial Group, Inc.	4,235	177,108
KKR & Co., Inc.	4,771	468,799
Lazard, Inc.	2,438	93,961
LPL Financial Holdings, Inc.	889	238,154
MarketAxess Holdings, Inc.	374	79,815
Moelis & Co., Class A	1,534	82,897
Moody's Corp.	642	243,588
Morgan Stanley	8,901	765,842
Morningstar, Inc.	116	34,636
MSCI, Inc.	126	70,682
Nasdaq, Inc.	372	20,906
Northern Trust Corp.	2,695	221,340
Open Lending Corp., Class A(1)	1,780	12,923
Piper Sandler Cos.	632	118,987
Raymond James Financial, Inc.	3,224	387,912
S&P Global, Inc.	1,148	491,780
SEI Investments Co.	2,696	181,306
State Street Corp.	3,528	260,119
Stifel Financial Corp.	2,565	194,581
T Rowe Price Group, Inc.	1,793	203,237
Tradeweb Markets, Inc., Class A	513	54,286
Victory Capital Holdings, Inc., Class A	756	29,053
Virtu Financial, Inc., Class A	3,513	63,410
		10,573,786
Chemicals — 0.8%
Albemarle Corp.	1,159	159,768
Arcadium Lithium PLC(1)(2)	14,180	77,848
Ashland, Inc.	244	22,848
Avient Corp.	1,184	47,928
Axalta Coating Systems Ltd.(1)	2,051	67,129
Balchem Corp.	4	629
DuPont de Nemours, Inc.	2,708	187,367
Element Solutions, Inc.	628	14,758
11

Avantis Responsible U.S. Equity ETF
	Shares	Value
Hawkins, Inc.	878	$61,680
Huntsman Corp.	4,629	118,502
Ingevity Corp.(1)	1,035	47,279
International Flavors & Fragrances, Inc.	1,030	77,765
Koppers Holdings, Inc.	374	21,176
Minerals Technologies, Inc.	656	47,468
PPG Industries, Inc.	761	107,758
PureCycle Technologies, Inc.(1)(2)	4,815	27,879
Quaker Chemical Corp.	287	57,544
RPM International, Inc.	1,604	185,021
Sherwin-Williams Co.	1,148	381,170
Stepan Co.	402	35,858
Trinseo PLC	1,524	6,858
		1,754,233
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	1,143	6,378
Brady Corp., Class A	882	51,403
Cintas Corp.	513	322,477
Civeo Corp.	628	14,708
Clean Harbors, Inc.(1)	756	137,668
Copart, Inc.(1)	6,242	331,762
Deluxe Corp.	500	9,705
Ennis, Inc.	756	15,362
Healthcare Services Group, Inc.(1)	756	9,647
HNI Corp.	1,315	58,925
Interface, Inc.	1,438	22,605
Liquidity Services, Inc.(1)	884	15,850
MillerKnoll, Inc.	2,881	88,015
MSA Safety, Inc.	116	21,361
OPENLANE, Inc.(1)	104	1,588
Pitney Bowes, Inc.	514	2,071
Rollins, Inc.	1,160	51,121
SP Plus Corp.(1)	245	12,595
Steelcase, Inc., Class A	3,740	51,388
Tetra Tech, Inc.	255	45,217
UniFirst Corp.	138	23,283
Veralto Corp.	421	36,383
Vestis Corp.	242	4,540
Viad Corp.(1)	7	261
		1,334,313
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.	652	3,710
Arista Networks, Inc.(1)	1,663	461,549
Ciena Corp.(1)	2,062	117,493
Cisco Systems, Inc.	8,755	423,479
CommScope Holding Co., Inc.(1)	1,177	1,371
Extreme Networks, Inc.(1)	2,309	29,186
F5, Inc.(1)	255	47,741
Juniper Networks, Inc.	1,548	57,322
Lumentum Holdings, Inc.(1)	610	29,567
Motorola Solutions, Inc.	384	126,870
12

Avantis Responsible U.S. Equity ETF
	Shares	Value
NETGEAR, Inc.(1)	374	$5,606
NetScout Systems, Inc.(1)	181	3,919
Viasat, Inc.(1)	1,557	30,470
Viavi Solutions, Inc.(1)	2,789	26,635
		1,364,918
Construction and Engineering — 0.3%
AECOM	261	23,185
API Group Corp.(1)	1,421	49,806
Comfort Systems USA, Inc.	995	304,201
Granite Construction, Inc.	553	28,496
Limbach Holdings, Inc.(1)	577	28,411
MYR Group, Inc.(1)	378	61,410
Sterling Infrastructure, Inc.(1)	1,176	125,409
WillScot Mobile Mini Holdings Corp.(1)	2,715	129,641
		750,559
Construction Materials — 0.0%
Knife River Corp.(1)	1,395	103,356
Consumer Finance — 1.5%
Ally Financial, Inc.	8,113	300,100
American Express Co.	2,438	534,946
Bread Financial Holdings, Inc.	1,663	63,660
Capital One Financial Corp.	5,302	729,608
Credit Acceptance Corp.(1)	126	69,754
Discover Financial Services	5,275	636,692
Encore Capital Group, Inc.(1)	1,029	49,392
Enova International, Inc.(1)	500	31,625
Green Dot Corp., Class A(1)	1,012	8,309
LendingClub Corp.(1)	3,259	26,430
Navient Corp.	3,083	50,130
Nelnet, Inc., Class A	244	20,952
OneMain Holdings, Inc.	3,468	163,794
PRA Group, Inc.(1)	500	12,780
PROG Holdings, Inc.(1)	1,166	35,994
Regional Management Corp.	372	8,705
SLM Corp.	8,885	185,075
SoFi Technologies, Inc.(1)(2)	5,791	52,003
Synchrony Financial	11,334	468,094
World Acceptance Corp.(1)	116	13,892
		3,461,935
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	1,921	140,310
Costco Wholesale Corp.	2,483	1,847,079
Dollar General Corp.	1,663	241,651
Dollar Tree, Inc.(1)	2,978	436,813
Kroger Co.	8,093	401,494
PriceSmart, Inc.	682	57,383
SpartanNash Co.	1,320	27,812
Sprouts Farmers Market, Inc.(1)	4,242	264,871
Sysco Corp.	2,422	196,109
Target Corp.	6,160	941,987
U.S. Foods Holding Corp.(1)	385	19,554
13

Avantis Responsible U.S. Equity ETF
	Shares	Value
United Natural Foods, Inc.(1)	2,036	$31,782
Walgreens Boots Alliance, Inc.	1,974	41,967
Walmart, Inc.	25,879	1,516,768
		6,165,580
Containers and Packaging — 0.7%
AptarGroup, Inc.	773	108,576
Ardagh Metal Packaging SA	1,652	5,419
Avery Dennison Corp.	503	108,915
Ball Corp.	1,586	101,536
Berry Global Group, Inc.	500	29,105
Crown Holdings, Inc.	903	69,188
Graphic Packaging Holding Co.	7,251	188,163
Greif, Inc., Class A	674	43,446
Greif, Inc., Class B	116	7,426
Myers Industries, Inc.	1,158	22,268
Packaging Corp. of America	2,320	420,361
Sealed Air Corp.	1,793	62,522
Silgan Holdings, Inc.	500	21,955
Sonoco Products Co.	2,567	145,497
TriMas Corp.	324	7,614
Westrock Co.	4,522	204,801
		1,546,792
Distributors — 0.2%
Genuine Parts Co.	1,921	286,729
LKQ Corp.	1,060	55,427
Pool Corp.	373	148,499
		490,655
Diversified Consumer Services — 0.3%
ADT, Inc.	1,396	10,135
Adtalem Global Education, Inc.(1)	645	31,928
Bright Horizons Family Solutions, Inc.(1)	116	13,324
Frontdoor, Inc.(1)	756	23,708
Graham Holdings Co., Class B	126	88,494
Grand Canyon Education, Inc.(1)	1,019	137,361
H&R Block, Inc.	756	37,006
Laureate Education, Inc., Class A	4,727	63,389
OneSpaWorld Holdings Ltd.(1)	1,396	18,204
Perdoceo Education Corp.	2,292	40,821
Service Corp. International	1,792	131,156
Stride, Inc.(1)	756	45,171
Udemy, Inc.(1)	174	1,966
Universal Technical Institute, Inc.(1)	1,652	24,846
		667,509
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	51,019	863,752
Cogent Communications Holdings, Inc.	244	19,742
Frontier Communications Parent, Inc.(1)	7,438	176,132
Iridium Communications, Inc.	2,706	78,339
Shenandoah Telecommunications Co.	1,053	19,649
Verizon Communications, Inc.	28,770	1,151,375
		2,308,989
14

Avantis Responsible U.S. Equity ETF
	Shares	Value
Electric Utilities — 0.2%
Edison International	4,266	$290,173
Exelon Corp.	6,383	228,767
		518,940
Electrical Equipment — 0.7%
Acuity Brands, Inc.	386	96,979
AMETEK, Inc.	901	162,342
Array Technologies, Inc.(1)	870	11,867
Atkore, Inc.	1,664	281,882
ChargePoint Holdings, Inc.(1)(2)	132	273
Eaton Corp. PLC	890	257,210
Encore Wire Corp.	654	157,614
EnerSys	865	79,476
Freyr Battery, Inc.(1)	11	17
Generac Holdings, Inc.(1)	116	13,051
GrafTech International Ltd.	3,060	5,386
Hubbell, Inc.	374	142,371
LSI Industries, Inc.	808	11,659
NEXTracker, Inc., Class A(1)	1,927	108,375
nVent Electric PLC	1,019	68,599
Powell Industries, Inc.	324	60,018
Regal Rexnord Corp.	515	88,317
Rockwell Automation, Inc.	255	72,695
Sensata Technologies Holding PLC	372	12,804
Sunrun, Inc.(1)(2)	884	10,643
Thermon Group Holdings, Inc.(1)	756	20,631
Vertiv Holdings Co.	147	9,940
		1,672,149
Electronic Equipment, Instruments and Components — 1.5%
Advanced Energy Industries, Inc.	761	77,013
Amphenol Corp., Class A	1,534	167,574
Arrow Electronics, Inc.(1)	772	90,710
Avnet, Inc.	1,793	83,536
Badger Meter, Inc.	244	38,720
Bel Fuse, Inc., Class B	141	7,328
Belden, Inc.	270	22,999
Benchmark Electronics, Inc.	500	15,355
CDW Corp.	889	218,881
Cognex Corp.	651	25,682
Coherent Corp.(1)	1,444	85,889
Corning, Inc.	13,398	431,951
CTS Corp.	628	27,984
ePlus, Inc.(1)	266	21,916
Fabrinet(1)	503	108,432
Flex Ltd.(1)	11,077	311,817
Insight Enterprises, Inc.(1)	391	73,508
IPG Photonics Corp.(1)	385	33,245
Jabil, Inc.	3,669	528,666
Keysight Technologies, Inc.(1)	1,535	236,850
Kimball Electronics, Inc.(1)	374	8,419
Knowles Corp.(1)	1,140	18,628
15

Avantis Responsible U.S. Equity ETF
	Shares	Value
Littelfuse, Inc.	256	$60,989
Methode Electronics, Inc.	500	10,650
Novanta, Inc.(1)	116	20,061
OSI Systems, Inc.(1)	263	34,500
PC Connection, Inc.	244	16,197
Plexus Corp.(1)	268	25,299
Sanmina Corp.(1)	904	57,133
ScanSource, Inc.(1)	500	21,615
TD SYNNEX Corp.	244	25,352
TE Connectivity Ltd.	2,051	294,441
Trimble, Inc.(1)	372	22,763
TTM Technologies, Inc.(1)	1,950	28,957
Vishay Intertechnology, Inc.	3,729	81,106
Vishay Precision Group, Inc.(1)	503	17,379
Vontier Corp.	1,035	44,505
Zebra Technologies Corp., Class A(1)	116	32,420
		3,428,470
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	696	8,575
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	191	825
Atlanta Braves Holdings, Inc., Class C(1)	622	24,333
Electronic Arts, Inc.	1,277	178,116
IMAX Corp.(1)	756	12,950
Liberty Media Corp.-Liberty Live, Class C(1)	279	11,110
Live Nation Entertainment, Inc.(1)	642	62,261
Madison Square Garden Entertainment Corp.(1)	64	2,463
Marcus Corp.(2)	687	10,078
Netflix, Inc.(1)	1,054	635,478
Playstudios, Inc.(1)	3,188	7,556
Playtika Holding Corp.(1)	54	400
Roku, Inc.(1)	262	16,553
Sphere Entertainment Co.(1)	372	16,108
Take-Two Interactive Software, Inc.(1)	2,309	339,261
TKO Group Holdings, Inc.	1,047	87,665
Walt Disney Co.	3,222	359,511
Warner Bros Discovery, Inc.(1)	8,022	70,513
		1,835,181
Financial Services — 2.9%
Apollo Global Management, Inc.	3,634	406,281
AvidXchange Holdings, Inc.(1)	756	10,047
Cannae Holdings, Inc.(1)	1,140	24,875
Cass Information Systems, Inc.	372	17,975
Enact Holdings, Inc.	628	17,408
Equitable Holdings, Inc.	11,335	388,110
Essent Group Ltd.	2,694	144,318
Euronet Worldwide, Inc.(1)	514	56,252
EVERTEC, Inc.	1,163	42,019
Federal Agricultural Mortgage Corp., Class C	263	47,043
Fidelity National Information Services, Inc.	900	62,271
Fiserv, Inc.(1)	912	136,134
16

Avantis Responsible U.S. Equity ETF
	Shares	Value
FleetCor Technologies, Inc.(1)	502	$140,194
Global Payments, Inc.	515	66,796
Jack Henry & Associates, Inc.	1,147	199,314
Marqeta, Inc., Class A(1)	405	2,645
Mastercard, Inc., Class A	3,340	1,585,698
MGIC Investment Corp.	7,851	156,156
NCR Atleos Corp.(1)	618	13,448
NMI Holdings, Inc., Class A(1)	2,695	81,066
Payoneer Global, Inc.(1)	4,155	20,193
PayPal Holdings, Inc.(1)	2,835	171,064
PennyMac Financial Services, Inc.	1,019	86,544
Radian Group, Inc.	4,500	131,130
Rocket Cos., Inc., Class A(1)	1,118	14,042
Shift4 Payments, Inc., Class A(1)	268	22,035
Visa, Inc., Class A	8,110	2,292,210
Voya Financial, Inc.	2,749	187,922
Walker & Dunlop, Inc.	1,035	98,718
Western Union Co.	5,017	67,278
WEX, Inc.(1)	255	56,031
		6,745,217
Food Products — 0.7%
Alico, Inc.	44	1,219
Archer-Daniels-Midland Co.	812	43,125
Bunge Global SA	2,986	281,789
Campbell Soup Co.	1,030	43,919
Darling Ingredients, Inc.(1)	3,082	130,400
Dole PLC	1,964	23,195
General Mills, Inc.	1,657	106,346
Hershey Co.	1,148	215,732
J M Smucker Co.	1,148	137,955
John B Sanfilippo & Son, Inc.	139	14,230
Kellanova	1,148	63,312
Lamb Weston Holdings, Inc.	1,195	122,141
Lancaster Colony Corp.	255	52,765
McCormick & Co., Inc.	514	35,394
Mondelez International, Inc., Class A	4,533	331,226
WK Kellogg Co.	283	4,143
		1,606,891
Ground Transportation — 2.5%
ArcBest Corp.	889	127,003
Covenant Logistics Group, Inc.	266	12,949
CSX Corp.	25,066	951,004
Daseke, Inc.(1)	1,140	9,405
Heartland Express, Inc.	1,012	12,933
JB Hunt Transport Services, Inc.	1,792	369,708
Knight-Swift Transportation Holdings, Inc.	2,050	115,497
Landstar System, Inc.	1,030	195,906
Marten Transport Ltd.	1,832	34,533
Norfolk Southern Corp.	2,716	688,180
Old Dominion Freight Line, Inc.	1,377	609,295
RXO, Inc.(1)	1,831	39,403
17

Avantis Responsible U.S. Equity ETF
	Shares	Value
Ryder System, Inc.	1,663	$189,748
Saia, Inc.(1)	632	363,653
Schneider National, Inc., Class B	1,792	42,202
Uber Technologies, Inc.(1)	3,985	316,807
U-Haul Holding Co.(1)(2)	131	8,434
U-Haul Holding Co.	1,351	85,883
Union Pacific Corp.	5,875	1,490,429
XPO, Inc.(1)	938	112,860
		5,775,832
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	5,977	709,111
Align Technology, Inc.(1)	255	77,117
Avanos Medical, Inc.(1)	500	9,285
Baxter International, Inc.	1,534	62,771
Becton Dickinson & Co.	642	151,223
Boston Scientific Corp.(1)	5,145	340,650
Cooper Cos., Inc.	983	92,009
DENTSPLY SIRONA, Inc.	1,697	55,458
Dexcom, Inc.(1)	904	104,023
Edwards Lifesciences Corp.(1)	3,096	262,758
Embecta Corp.	256	3,656
Globus Medical, Inc., Class A(1)	644	34,770
Haemonetics Corp.(1)	537	39,190
Hologic, Inc.(1)	1,159	85,534
IDEXX Laboratories, Inc.(1)	431	247,924
Inogen, Inc.(1)	268	1,782
Insulet Corp.(1)	116	19,024
Intuitive Surgical, Inc.(1)	812	313,107
Medtronic PLC	3,856	321,436
Merit Medical Systems, Inc.(1)	191	14,554
Neogen Corp.(1)	590	10,142
OraSure Technologies, Inc.(1)	1,657	11,922
Penumbra, Inc.(1)	116	27,251
PROCEPT BioRobotics Corp.(1)	20	967
QuidelOrtho Corp.(1)	905	41,268
ResMed, Inc.	384	66,709
Stryker Corp.	760	265,293
Teleflex, Inc.	256	57,034
UFP Technologies, Inc.(1)	42	8,749
Utah Medical Products, Inc.	9	632
Zimmer Biomet Holdings, Inc.	1,277	158,808
Zimvie, Inc.(1)	859	14,560
		3,608,717
Health Care Providers and Services — 2.3%
Acadia Healthcare Co., Inc.(1)	645	53,825
Accolade, Inc.(1)	403	4,131
agilon health, Inc.(1)	1,269	7,779
AMN Healthcare Services, Inc.(1)	1,158	65,161
Astrana Health, Inc.(1)	219	9,864
Cardinal Health, Inc.	1,945	217,801
Castle Biosciences, Inc.(1)	138	2,492
18

Avantis Responsible U.S. Equity ETF
	Shares	Value
Cencora, Inc.	1,406	$331,254
Centene Corp.(1)	5,802	455,051
Chemed Corp.	126	78,892
Cigna Group	699	234,962
CorVel Corp.(1)	195	47,580
Cross Country Healthcare, Inc.(1)	957	17,484
CVS Health Corp.	2,157	160,416
DaVita, Inc.(1)	385	48,883
Elevance Health, Inc.	1,486	744,858
Ensign Group, Inc.	1,276	159,398
Fulgent Genetics, Inc.(1)	393	8,866
Guardant Health, Inc.(1)	12	228
HCA Healthcare, Inc.	513	159,902
HealthEquity, Inc.(1)	642	53,036
Henry Schein, Inc.(1)	780	59,647
Hims & Hers Health, Inc.(1)	24	313
Humana, Inc.	785	275,001
Laboratory Corp. of America Holdings	980	211,513
McKesson Corp.	503	262,269
Molina Healthcare, Inc.(1)	1,535	604,652
National Research Corp.	372	14,999
NeoGenomics, Inc.(1)	606	9,454
Owens & Minor, Inc.(1)	1,821	44,305
Patterson Cos., Inc.	1,161	31,452
Premier, Inc., Class A	1,972	41,136
Privia Health Group, Inc.(1)	32	714
Quest Diagnostics, Inc.	179	22,355
UnitedHealth Group, Inc.	1,747	862,319
		5,301,992
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	13	367
Health Catalyst, Inc.(1)	822	6,839
Phreesia, Inc.(1)	59	1,460
Teladoc Health, Inc.(1)	372	5,610
Veeva Systems, Inc., Class A(1)	374	84,341
Veradigm, Inc.(1)	4,407	26,398
		125,015
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	772	121,567
Aramark	500	15,165
BJ's Restaurants, Inc.(1)	500	17,510
Bloomin' Brands, Inc.	2,306	62,677
Booking Holdings, Inc.(1)	174	603,576
Carrols Restaurant Group, Inc.	1,727	16,355
Cheesecake Factory, Inc.(2)	1,535	54,308
Chipotle Mexican Grill, Inc.(1)	276	742,101
Choice Hotels International, Inc.	771	86,306
Cracker Barrel Old Country Store, Inc.	771	50,986
Darden Restaurants, Inc.	1,979	337,835
Dave & Buster's Entertainment, Inc.(1)	500	30,870
DoorDash, Inc., Class A(1)	514	64,029
19

Avantis Responsible U.S. Equity ETF
	Shares	Value
Hilton Grand Vacations, Inc.(1)	500	$22,440
Jack in the Box, Inc.	266	19,418
Marriott Vacations Worldwide Corp.	116	10,810
McDonald's Corp.	1,663	486,062
Papa John's International, Inc.	157	11,287
Playa Hotels & Resorts NV(1)	1,277	11,736
Potbelly Corp.(1)	877	12,173
Sabre Corp.(1)	1,396	3,699
Six Flags Entertainment Corp.(1)	372	9,426
Starbucks Corp.	1,792	170,061
Texas Roadhouse, Inc.	1,922	287,089
Travel & Leisure Co.	394	17,608
United Parks & Resorts, Inc.(1)	244	12,529
Vail Resorts, Inc.	130	29,940
Wendy's Co.	1,812	32,815
Wingstop, Inc.	130	45,637
Wyndham Hotels & Resorts, Inc.	643	49,222
Yum! Brands, Inc.	901	124,716
		3,559,953
Household Durables — 1.8%
Beazer Homes USA, Inc.(1)	884	27,696
Cavco Industries, Inc.(1)	145	54,023
Century Communities, Inc.	853	73,605
DR Horton, Inc.	3,006	449,217
Dream Finders Homes, Inc., Class A(1)	917	35,882
Ethan Allen Interiors, Inc.	756	25,273
Garmin Ltd.	902	123,890
GoPro, Inc., Class A(1)	3,444	8,059
Green Brick Partners, Inc.(1)	946	55,341
Helen of Troy Ltd.(1)	522	65,250
Hovnanian Enterprises, Inc., Class A(1)	244	38,225
Installed Building Products, Inc.	543	129,739
iRobot Corp.(1)	86	981
KB Home	1,881	124,955
La-Z-Boy, Inc.	1,348	51,211
Leggett & Platt, Inc.	940	19,195
Lennar Corp., B Shares	329	48,485
Lennar Corp., Class A	3,533	560,016
LGI Homes, Inc.(1)	116	13,234
M/I Homes, Inc.(1)	966	122,672
MDC Holdings, Inc.	2,083	130,604
Meritage Homes Corp.	1,062	167,435
Mohawk Industries, Inc.(1)	514	60,971
Newell Brands, Inc.	26	195
NVR, Inc.(1)	44	335,525
PulteGroup, Inc.	5,404	585,685
Skyline Champion Corp.(1)	1,405	117,725
Sonos, Inc.(1)	1,396	26,468
Taylor Morrison Home Corp.(1)	3,727	210,985
Tempur Sealy International, Inc.	1,662	90,529
Toll Brothers, Inc.	2,366	271,238
20

Avantis Responsible U.S. Equity ETF
	Shares	Value
TopBuild Corp.(1)	116	$46,676
Tri Pointe Homes, Inc.(1)	3,212	113,641
Whirlpool Corp.	1,050	112,759
		4,297,385
Household Products — 0.9%
Central Garden & Pet Co.(1)	290	12,722
Central Garden & Pet Co., Class A(1)	1,589	59,889
Church & Dwight Co., Inc.	1,793	179,515
Clorox Co.	444	68,070
Colgate-Palmolive Co.	3,818	330,333
Energizer Holdings, Inc.	347	9,907
Kimberly-Clark Corp.	2,954	357,936
Oil-Dri Corp. of America	171	12,191
Procter & Gamble Co.	5,892	936,475
Spectrum Brands Holdings, Inc.	421	33,857
		2,000,895
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	774	50,426
Sunnova Energy International, Inc.(1)(2)	1,524	11,095
		61,521
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,148	228,142
Insurance — 5.0%
Aflac, Inc.	7,595	613,220
Allstate Corp.	2,723	434,373
American Financial Group, Inc.	1,547	197,506
American International Group, Inc.	8,240	600,614
AMERISAFE, Inc.	372	19,627
Aon PLC, Class A	791	249,948
Arch Capital Group Ltd.(1)	6,305	552,255
Arthur J Gallagher & Co.	759	185,143
Assurant, Inc.	771	139,898
Assured Guaranty Ltd.	1,277	116,973
Axis Capital Holdings Ltd.	2,695	168,626
Brighthouse Financial, Inc.(1)	1,921	89,423
Brown & Brown, Inc.	500	42,105
Chubb Ltd.	2,706	681,019
Cincinnati Financial Corp.	1,793	204,402
CNA Financial Corp.	372	16,349
CNO Financial Group, Inc.	2,566	68,487
Erie Indemnity Co., Class A	374	152,173
Everest Group Ltd.	771	284,407
Fidelity National Financial, Inc.	3,047	154,117
First American Financial Corp.	2,309	134,869
Genworth Financial, Inc., Class A(1)	10,691	65,750
Globe Life, Inc.	1,921	243,833
Hanover Insurance Group, Inc.	771	101,363
Hartford Financial Services Group, Inc.	6,305	604,271
Hippo Holdings, Inc.(1)(2)	255	3,583
Horace Mann Educators Corp.	884	31,992
Kemper Corp.	500	28,665
21

Avantis Responsible U.S. Equity ETF
	Shares	Value
Kinsale Capital Group, Inc.	384	$198,213
Lincoln National Corp.	2,179	60,010
Markel Group, Inc.(1)	126	188,052
Marsh & McLennan Cos., Inc.	1,406	284,392
Mercury General Corp.	500	24,345
MetLife, Inc.	6,691	466,630
Old Republic International Corp.	6,563	190,064
Oscar Health, Inc., Class A(1)	1,652	26,862
Primerica, Inc.	1,147	281,313
Principal Financial Group, Inc.	4,629	374,301
Progressive Corp.	3,997	757,671
Prudential Financial, Inc.	3,598	392,146
Reinsurance Group of America, Inc.	1,535	271,465
RenaissanceRe Holdings Ltd.	761	171,088
RLI Corp.	502	73,518
Selective Insurance Group, Inc.	1,277	133,421
SiriusPoint Ltd.(1)	679	8,331
Skyward Specialty Insurance Group, Inc.(1)	716	26,198
Stewart Information Services Corp.	681	42,889
Travelers Cos., Inc.	3,598	795,014
United Fire Group, Inc.	143	3,330
Unum Group	3,855	190,630
W R Berkley Corp.	3,212	268,523
White Mountains Insurance Group Ltd.	80	141,235
Willis Towers Watson PLC	436	118,858
		11,673,490
Interactive Media and Services — 5.2%
Alphabet, Inc., Class A(1)	23,669	3,277,210
Alphabet, Inc., Class C(1)	20,662	2,888,134
Cargurus, Inc.(1)	3,424	75,807
Cars.com, Inc.(1)	2,696	49,445
Match Group, Inc.(1)	1,147	41,338
Meta Platforms, Inc., Class A	11,507	5,639,926
Pinterest, Inc., Class A(1)	1,934	70,978
Snap, Inc., Class A(1)	1,140	12,563
Taboola.com Ltd.(1)	4,697	20,479
TripAdvisor, Inc.(1)	516	13,839
Yelp, Inc.(1)	803	30,867
Ziff Davis, Inc.(1)	372	25,579
ZipRecruiter, Inc., Class A(1)	903	11,486
ZoomInfo Technologies, Inc.(1)	500	8,380
		12,166,031
IT Services — 1.4%
Accenture PLC, Class A	2,567	962,060
Akamai Technologies, Inc.(1)	1,921	213,077
Amdocs Ltd.	1,170	106,704
Cloudflare, Inc., Class A(1)	244	24,044
Cognizant Technology Solutions Corp., Class A	4,004	316,396
DigitalOcean Holdings, Inc.(1)	269	10,201
DXC Technology Co.(1)	5,949	130,045
EPAM Systems, Inc.(1)	153	46,573
22

Avantis Responsible U.S. Equity ETF
	Shares	Value
Gartner, Inc.(1)	643	$299,355
Globant SA(1)	141	31,467
GoDaddy, Inc., Class A(1)	1,792	204,557
Hackett Group, Inc.	628	15,524
International Business Machines Corp.	2,566	474,787
Kyndryl Holdings, Inc.(1)	6,190	135,994
MongoDB, Inc.(1)	126	56,395
Okta, Inc.(1)	116	12,447
Snowflake, Inc., Class A(1)	643	121,064
Squarespace, Inc., Class A(1)	39	1,298
Twilio, Inc., Class A(1)	396	23,598
VeriSign, Inc.(1)	300	58,587
		3,244,173
Leisure Products — 0.2%
Brunswick Corp.	2,051	179,257
Funko, Inc., Class A(1)	28	197
Hasbro, Inc.	244	12,271
JAKKS Pacific, Inc.(1)	313	10,989
Malibu Boats, Inc., Class A(1)	645	28,148
MasterCraft Boat Holdings, Inc.(1)	628	13,772
Mattel, Inc.(1)	2,324	45,783
Polaris, Inc.	1,031	95,584
Topgolf Callaway Brands Corp.(1)	884	12,588
YETI Holdings, Inc.(1)	2,513	103,134
		501,723
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	2	93
Adaptive Biotechnologies Corp.(1)	660	2,713
Agilent Technologies, Inc.	1,029	141,343
Avantor, Inc.(1)	1,658	40,853
Azenta, Inc.(1)	884	57,593
Bio-Rad Laboratories, Inc., Class A(1)	126	41,061
Bio-Techne Corp.	545	40,096
Bruker Corp.	890	77,021
Charles River Laboratories International, Inc.(1)	136	34,570
Danaher Corp.	1,291	326,804
Fortrea Holdings, Inc.(1)	566	21,248
Illumina, Inc.(1)	397	55,512
IQVIA Holdings, Inc.(1)	651	160,901
Maravai LifeSciences Holdings, Inc., Class A(1)	756	5,844
Medpace Holdings, Inc.(1)	255	101,368
Mettler-Toledo International, Inc.(1)	79	98,530
OmniAb, Inc.(1)	47	154
OmniAb, Inc.(1)	47	145
Repligen Corp.(1)	116	22,503
Revvity, Inc.	244	26,740
Standard BioTools, Inc.(1)	1,265	2,846
Thermo Fisher Scientific, Inc.	618	352,371
Waters Corp.(1)	535	180,520
West Pharmaceutical Services, Inc.	522	187,064
		1,977,893
23

Avantis Responsible U.S. Equity ETF
	Shares	Value
Machinery — 2.7%
AGCO Corp.	1,233	$135,260
Alamo Group, Inc.	132	26,702
Allison Transmission Holdings, Inc.	1,029	77,515
Astec Industries, Inc.	287	11,652
Barnes Group, Inc.	177	6,184
Commercial Vehicle Group, Inc.(1)	1,205	7,881
Crane Co.	196	23,826
Cummins, Inc.	2,084	559,783
Deere & Co.	2,583	942,924
Donaldson Co., Inc.	2,524	180,769
Dover Corp.	384	63,506
Enerpac Tool Group Corp.	746	25,148
Enpro, Inc.	262	40,825
ESCO Technologies, Inc.	295	30,058
Franklin Electric Co., Inc.	632	65,703
Gates Industrial Corp. PLC(1)	964	14,190
Graco, Inc.	1,456	132,875
Greenbrier Cos., Inc.	821	42,487
Hillman Solutions Corp.(1)	2,021	19,685
IDEX Corp.	245	57,795
Illinois Tool Works, Inc.	1,534	402,138
Ingersoll Rand, Inc.	2,308	210,790
ITT, Inc.	1,018	128,410
John Bean Technologies Corp.	361	36,634
Kadant, Inc.	94	31,706
Kennametal, Inc.	1,997	50,404
Lincoln Electric Holdings, Inc.	1,289	330,757
Lindsay Corp.	316	37,702
Middleby Corp.(1)	116	17,651
Mueller Industries, Inc.	3,629	186,458
Mueller Water Products, Inc., Class A	1,754	27,275
Nordson Corp.	245	65,084
Oshkosh Corp.	1,580	175,159
Otis Worldwide Corp.	1,018	97,015
PACCAR, Inc.	6,733	746,622
Parker-Hannifin Corp.	260	139,217
Pentair PLC	372	28,938
Shyft Group, Inc.	192	1,980
Snap-on, Inc.	900	248,094
Standex International Corp.	163	28,199
Stanley Black & Decker, Inc.	372	33,216
Tennant Co.	531	60,104
Terex Corp.	2,004	114,929
Timken Co.	1,033	86,762
Titan International, Inc.(1)	1,587	20,250
Toro Co.	1,148	105,972
Trinity Industries, Inc.	1,620	41,116
Wabash National Corp.	1,523	41,547
Watts Water Technologies, Inc., Class A	255	52,007
Westinghouse Air Brake Technologies Corp.	890	125,748
24

Avantis Responsible U.S. Equity ETF
	Shares	Value
Xylem, Inc.	1,104	$140,263
		6,276,915
Marine Transportation — 0.1%
Costamare, Inc.	1,140	12,962
Matson, Inc.	1,291	143,365
Safe Bulkers, Inc.(2)	2,804	13,011
		169,338
Media — 1.0%
Altice USA, Inc., Class A(1)	543	1,613
Cable One, Inc.	108	49,248
Charter Communications, Inc., Class A(1)	245	72,013
Comcast Corp., Class A	25,240	1,081,534
Cumulus Media, Inc., Class A(1)	390	1,459
Daily Journal Corp.(1)	1	339
EchoStar Corp., Class A(1)	2,141	28,069
Entravision Communications Corp., Class A	2,164	8,331
Fox Corp., Class A	5,193	154,699
Fox Corp., Class B	2,214	60,619
Interpublic Group of Cos., Inc.	3,082	96,775
John Wiley & Sons, Inc., Class A	244	8,137
Liberty Broadband Corp., Class A(1)	116	6,977
Liberty Broadband Corp., Class C(1)	632	38,034
New York Times Co., Class A	1,535	67,970
News Corp., Class A	3,984	107,090
News Corp., Class B	1,140	31,909
Nexstar Media Group, Inc., Class A	256	42,540
Omnicom Group, Inc.	1,239	109,515
Paramount Global, Class B	6,050	66,792
PubMatic, Inc., Class A(1)	756	15,831
Scholastic Corp.	941	37,113
Sinclair, Inc.	478	7,098
Sirius XM Holdings, Inc.(2)	2,420	10,696
TechTarget, Inc.(1)	244	7,737
Thryv Holdings, Inc.(1)	500	10,470
Trade Desk, Inc., Class A(1)	1,019	87,053
WideOpenWest, Inc.(1)	2,237	8,948
		2,218,609
Metals and Mining — 0.9%
Commercial Metals Co.	3,210	173,340
Kaiser Aluminum Corp.	368	26,687
Newmont Corp.	7,229	225,906
Nucor Corp.	3,413	656,320
Radius Recycling, Inc., Class A	772	15,255
Reliance, Inc.	1,066	342,420
Royal Gold, Inc.	890	91,341
Ryerson Holding Corp.	314	9,916
Steel Dynamics, Inc.	3,484	466,229
		2,007,414
Oil, Gas and Consumable Fuels — 0.0%
Epsilon Energy Ltd.	642	3,229
Evolution Petroleum Corp.	1,780	10,431
25

Avantis Responsible U.S. Equity ETF
	Shares	Value
Teekay Tankers Ltd., Class A	521	$28,561
		42,221
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,591	191,656
Mercer International, Inc.	1,524	13,990
Sylvamo Corp.	513	30,991
		236,637
Personal Care Products — 0.2%
Edgewell Personal Care Co.	372	14,207
Estee Lauder Cos., Inc., Class A	817	121,390
Herbalife Ltd.(1)	355	3,134
Kenvue, Inc.	15,225	289,275
Medifast, Inc.	244	9,782
Nu Skin Enterprises, Inc., Class A	771	9,637
USANA Health Sciences, Inc.(1)	195	9,411
		456,836
Pharmaceuticals — 3.0%
Arvinas, Inc.(1)	1,176	54,072
Bristol-Myers Squibb Co.	19,348	981,911
Catalent, Inc.(1)	500	28,670
Corcept Therapeutics, Inc.(1)	828	19,458
Elanco Animal Health, Inc.(1)	2,164	34,386
Eli Lilly & Co.	390	293,935
Innoviva, Inc.(1)	1,844	28,176
Jazz Pharmaceuticals PLC(1)	1,195	142,086
Johnson & Johnson	10,194	1,645,108
Ligand Pharmaceuticals, Inc.(1)	278	22,059
Merck & Co., Inc.	18,184	2,312,096
Pfizer, Inc.	20,137	534,839
Pliant Therapeutics, Inc.(1)	40	635
Royalty Pharma PLC, Class A	2,566	77,852
Supernus Pharmaceuticals, Inc.(1)	910	27,027
Theravance Biopharma, Inc.(1)(2)	1,145	10,843
Viatris, Inc.	29,412	363,826
Zoetis, Inc.	2,438	483,529
		7,060,508
Professional Services — 1.3%
ASGN, Inc.(1)	244	24,234
Automatic Data Processing, Inc.	3,082	773,983
Barrett Business Services, Inc.	184	22,446
Booz Allen Hamilton Holding Corp.	889	131,314
Broadridge Financial Solutions, Inc., ADR	632	128,662
CACI International, Inc., Class A(1)	3	1,124
CBIZ, Inc.(1)	1,332	100,606
Clarivate PLC(1)(2)	2,731	19,609
Concentrix Corp.	390	28,255
CRA International, Inc.	244	32,340
CSG Systems International, Inc.	911	49,704
Dun & Bradstreet Holdings, Inc.	884	9,317
Equifax, Inc.	384	105,058
ExlService Holdings, Inc.(1)	1,268	39,460
26

Avantis Responsible U.S. Equity ETF
	Shares	Value
Exponent, Inc.	289	$23,377
Franklin Covey Co.(1)	372	14,203
FTI Consulting, Inc.(1)	116	23,998
Genpact Ltd.	884	30,056
Heidrick & Struggles International, Inc.	756	25,704
IBEX Holdings Ltd.(1)	134	2,139
Insperity, Inc.	821	83,570
Jacobs Solutions, Inc.	244	35,783
KBR, Inc.	501	30,075
Kelly Services, Inc., Class A	756	18,545
Kforce, Inc.	789	54,946
Korn Ferry	1,166	74,227
Leidos Holdings, Inc.	244	31,198
ManpowerGroup, Inc.	1,018	73,459
Maximus, Inc.	244	20,413
Parsons Corp.(1)	372	29,987
Paychex, Inc.	3,339	409,428
Paycom Software, Inc.	256	46,692
Paylocity Holding Corp.(1)	131	22,088
RCM Technologies, Inc.(1)	11	304
Resources Connection, Inc.	373	5,159
Robert Half, Inc.	2,952	237,341
Science Applications International Corp.	244	34,150
SS&C Technologies Holdings, Inc.	500	31,880
TransUnion	514	39,902
TriNet Group, Inc.(1)	483	61,829
TrueBlue, Inc.(1)	1,140	13,395
TTEC Holdings, Inc.	244	4,258
Verisk Analytics, Inc.	632	152,881
		3,097,099
Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	208	1,304
CBRE Group, Inc., Class A(1)	2,476	227,520
CoStar Group, Inc.(1)	1,148	99,910
Cushman & Wakefield PLC(1)	1,652	16,503
Forestar Group, Inc.(1)	756	25,492
FRP Holdings, Inc.(1)	33	1,987
Howard Hughes Holdings, Inc.(1)	607	46,375
Jones Lang LaSalle, Inc.(1)	795	151,241
Kennedy-Wilson Holdings, Inc.	2,886	25,339
Marcus & Millichap, Inc.	1,012	37,130
Newmark Group, Inc., Class A	2,402	25,918
Opendoor Technologies, Inc.(1)	12,189	37,542
RE/MAX Holdings, Inc., Class A	628	5,357
RMR Group, Inc., Class A	265	6,484
Tejon Ranch Co.(1)	373	6,203
Zillow Group, Inc., Class A(1)	416	22,489
Zillow Group, Inc., Class C(1)	2,611	146,608
		883,402
Semiconductors and Semiconductor Equipment — 8.6%
Advanced Micro Devices, Inc.(1)	9,785	1,883,906
27

Avantis Responsible U.S. Equity ETF
	Shares	Value
Allegro MicroSystems, Inc.(1)	628	$19,776
Amkor Technology, Inc.	1,681	52,145
Analog Devices, Inc.	1,535	294,444
Applied Materials, Inc.	8,371	1,687,761
Axcelis Technologies, Inc.(1)	737	83,038
Broadcom, Inc.	1,382	1,797,277
CEVA, Inc.(1)	138	3,124
Cirrus Logic, Inc.(1)	654	60,050
Cohu, Inc.(1)	797	25,608
Enphase Energy, Inc.(1)	903	114,690
Entegris, Inc.	926	124,417
First Solar, Inc.(1)	643	98,951
FormFactor, Inc.(1)	906	38,985
GLOBALFOUNDRIES, Inc.(1)(2)	552	30,178
Intel Corp.	23,202	998,846
KLA Corp.	1,664	1,135,347
Kulicke & Soffa Industries, Inc.	1,475	70,239
Lam Research Corp.	1,549	1,453,349
Lattice Semiconductor Corp.(1)	514	39,378
Marvell Technology, Inc.	2,308	165,391
MaxLinear, Inc.(1)	877	17,049
Micron Technology, Inc.	13,396	1,213,812
MKS Instruments, Inc.	802	98,454
Monolithic Power Systems, Inc.	126	90,725
NVIDIA Corp.	5,804	4,591,660
NXP Semiconductors NV	1,158	289,187
ON Semiconductor Corp.(1)	5,770	455,368
Onto Innovation, Inc.(1)	642	118,231
PDF Solutions, Inc.(1)	36	1,224
Photronics, Inc.(1)	2,071	59,624
Qorvo, Inc.(1)	632	72,396
QUALCOMM, Inc.	7,222	1,139,559
Rambus, Inc.(1)	1,148	68,008
Semtech Corp.(1)	36	763
Skyworks Solutions, Inc.	1,051	110,271
SolarEdge Technologies, Inc.(1)	256	17,196
Synaptics, Inc.(1)	554	55,455
Teradyne, Inc.	3,082	319,264
Texas Instruments, Inc.	5,745	961,311
Ultra Clean Holdings, Inc.(1)	1,320	57,024
Universal Display Corp.	260	45,349
Veeco Instruments, Inc.(1)	628	22,740
		19,981,570
Software — 7.9%
A10 Networks, Inc.	1,404	18,687
ACI Worldwide, Inc.(1)	500	16,455
Adeia, Inc.	685	7,768
Adobe, Inc.(1)	890	498,649
Altair Engineering, Inc., Class A(1)	1	85
ANSYS, Inc.(1)	116	38,764
Autodesk, Inc.(1)	890	229,771
28

Avantis Responsible U.S. Equity ETF
	Shares	Value
Bentley Systems, Inc., Class B	628	$32,260
Bill Holdings, Inc.(1)	260	16,466
Box, Inc., Class A(1)	797	20,555
C3.ai, Inc., Class A(1)(2)	787	29,095
Cadence Design Systems, Inc.(1)	1,291	392,955
CommVault Systems, Inc.(1)	244	23,353
Consensus Cloud Solutions, Inc.(1)	244	3,885
CoreCard Corp.(1)(2)	146	1,863
Crowdstrike Holdings, Inc., Class A(1)	642	208,104
Datadog, Inc., Class A(1)	503	66,124
Digital Turbine, Inc.(1)	6	19
DocuSign, Inc.(1)	1,148	61,154
Dolby Laboratories, Inc., Class A	514	41,634
Dropbox, Inc., Class A(1)	912	21,842
Dynatrace, Inc.(1)	372	18,433
Elastic NV(1)	244	32,650
Envestnet, Inc.(1)	244	12,573
Fair Isaac Corp.(1)	126	160,009
Fortinet, Inc.(1)	5,203	359,579
Gen Digital, Inc.	2,164	46,504
Guidewire Software, Inc.(1)	393	46,901
HubSpot, Inc.(1)	5	3,094
InterDigital, Inc.	1,084	116,010
Intuit, Inc.	513	340,063
JFrog Ltd.(1)	36	1,612
LiveRamp Holdings, Inc.(1)	372	13,013
Manhattan Associates, Inc.(1)	513	129,958
Marathon Digital Holdings, Inc.(1)	1,042	26,988
Microsoft Corp.	30,444	12,592,856
NCR Voyix Corp.(1)	1,291	18,862
Nutanix, Inc., Class A(1)	628	39,665
Olo, Inc., Class A(1)	2	12
Oracle Corp.	2,877	321,303
Palantir Technologies, Inc., Class A(1)	2,953	74,061
Palo Alto Networks, Inc.(1)	2,308	716,749
Progress Software Corp.	372	19,850
PROS Holdings, Inc.(1)	135	4,826
PTC, Inc.(1)	244	44,654
Qualys, Inc.(1)	515	88,508
Rapid7, Inc.(1)	245	14,352
RingCentral, Inc., Class A(1)	116	3,877
Roper Technologies, Inc.	134	72,994
Salesforce, Inc.(1)	1,148	354,525
ServiceNow, Inc.(1)	513	395,697
Smartsheet, Inc., Class A(1)	140	5,909
Splunk, Inc.(1)	116	18,122
SPS Commerce, Inc.(1)	256	47,401
Synopsys, Inc.(1)	393	225,476
Tenable Holdings, Inc.(1)	244	11,751
Teradata Corp.(1)	913	34,347
Tyler Technologies, Inc.(1)	126	55,080
29

Avantis Responsible U.S. Equity ETF
	Shares	Value
Unity Software, Inc.(1)	244	$7,154
Workday, Inc., Class A(1)	385	113,444
Workiva, Inc.(1)	27	2,325
Xperi, Inc.(1)	436	4,779
Zoom Video Communications, Inc., Class A(1)	643	45,479
Zscaler, Inc.(1)	116	28,069
		18,399,002
Specialty Retail — 4.0%
1-800-Flowers.com, Inc., Class A(1)	1,052	10,962
Aaron's Co., Inc.	628	4,867
Abercrombie & Fitch Co., Class A(1)	2,050	261,908
Advance Auto Parts, Inc.	1,534	103,606
American Eagle Outfitters, Inc.	5,586	132,668
Arhaus, Inc.(1)	2,179	28,806
Asbury Automotive Group, Inc.(1)	542	113,186
AutoNation, Inc.(1)	1,245	186,501
AutoZone, Inc.(1)	43	129,259
Bath & Body Works, Inc.	884	40,399
Best Buy Co., Inc.	4,129	333,954
Big 5 Sporting Goods Corp.	884	4,243
Boot Barn Holdings, Inc.(1)	676	62,530
Buckle, Inc.	1,012	41,431
Build-A-Bear Workshop, Inc.	884	21,163
Burlington Stores, Inc.(1)	1,504	308,471
Caleres, Inc.	1,396	53,900
Camping World Holdings, Inc., Class A	28	747
CarMax, Inc.(1)	3,594	283,926
Carvana Co.(1)	485	36,826
Cato Corp., Class A	756	4,997
Chewy, Inc., Class A(1)	756	13,336
Children's Place, Inc.(1)	372	7,157
Dick's Sporting Goods, Inc.	1,147	204,040
Five Below, Inc.(1)	900	180,612
Floor & Decor Holdings, Inc., Class A(1)	1,624	196,699
Foot Locker, Inc.	2,461	84,732
GameStop Corp., Class A(1)(2)	2,620	37,387
Gap, Inc.	8,731	165,365
Genesco, Inc.(1)	500	15,960
Guess?, Inc.	1,396	35,431
Haverty Furniture Cos., Inc.	500	17,150
Hibbett, Inc.	372	30,485
Home Depot, Inc.	2,685	1,021,938
Leslie's, Inc.(1)	756	5,972
Lithia Motors, Inc.	771	230,575
Lowe's Cos., Inc.	1,319	317,444
MarineMax, Inc.(1)	756	25,099
National Vision Holdings, Inc.(1)	372	8,705
ODP Corp.(1)	1,213	68,510
O'Reilly Automotive, Inc.(1)	245	266,418
Penske Automotive Group, Inc.	771	118,349
PetMed Express, Inc.	500	2,530
30

Avantis Responsible U.S. Equity ETF
	Shares	Value
Revolve Group, Inc.(1)	3	$66
RH(1)	255	69,972
Ross Stores, Inc.	4,820	717,987
Sally Beauty Holdings, Inc.(1)	1,396	17,632
Shoe Carnival, Inc.	500	16,385
Signet Jewelers Ltd.	1,793	182,456
Sleep Number Corp.(1)	244	4,031
Sonic Automotive, Inc., Class A	646	33,915
Tilly's, Inc., Class A(1)	22	169
TJX Cos., Inc.	12,387	1,228,047
Tractor Supply Co.	2,179	554,163
Ulta Beauty, Inc.(1)	1,159	635,781
Upbound Group, Inc.	1,616	54,556
Urban Outfitters, Inc.(1)	1,820	75,621
Victoria's Secret & Co.(1)	2,823	80,625
Wayfair, Inc., Class A(1)	644	38,382
Williams-Sonoma, Inc.	1,405	330,920
Zumiez, Inc.(1)	628	11,065
		9,270,017
Technology Hardware, Storage and Peripherals — 5.5%
Apple, Inc.	61,536	11,122,632
Dell Technologies, Inc., Class C	1,792	169,631
Eastman Kodak Co.(1)	265	1,415
Hewlett Packard Enterprise Co.	8,276	126,043
HP, Inc.	2,975	84,282
Immersion Corp.	1,041	7,027
NetApp, Inc.	2,050	182,696
Pure Storage, Inc., Class A(1)	1,060	55,809
Seagate Technology Holdings PLC	1,324	123,198
Super Micro Computer, Inc.(1)	773	669,511
Western Digital Corp.(1)	2,308	137,257
Xerox Holdings Corp.	1,561	29,112
		12,708,613
Textiles, Apparel and Luxury Goods — 1.6%
Capri Holdings Ltd.(1)	4,372	201,680
Carter's, Inc.	1,148	92,931
Columbia Sportswear Co.	761	62,927
Crocs, Inc.(1)	761	93,032
Deckers Outdoor Corp.(1)	439	393,164
Hanesbrands, Inc.(1)	3,444	18,598
Kontoor Brands, Inc.	924	54,618
Levi Strauss & Co., Class A	1,780	32,343
Lululemon Athletica, Inc.(1)	1,618	755,752
Movado Group, Inc.	500	14,355
NIKE, Inc., Class B	8,417	874,779
Oxford Industries, Inc.	642	65,092
PVH Corp.	1,147	156,761
Ralph Lauren Corp.	1,147	213,250
Skechers USA, Inc., Class A(1)	3,414	211,019
Steven Madden Ltd.	2,233	95,617
Tapestry, Inc.	7,078	336,417
31

Avantis Responsible U.S. Equity ETF
	Shares	Value
Under Armour, Inc., Class A(1)	2,164	$19,389
Under Armour, Inc., Class C(1)	2,548	21,760
VF Corp.	2,953	48,252
		3,761,736
Trading Companies and Distributors — 1.6%
Air Lease Corp.	2,953	118,415
Applied Industrial Technologies, Inc.	514	97,604
Beacon Roofing Supply, Inc.(1)	244	20,957
BlueLinx Holdings, Inc.(1)	491	62,283
Boise Cascade Co.	1,663	226,018
DNOW, Inc.(1)	3,155	44,643
Fastenal Co.	7,414	541,296
FTAI Aviation Ltd.	2,107	118,603
GATX Corp.	1,019	129,250
GMS, Inc.(1)	1,210	108,065
H&E Equipment Services, Inc.	1,277	72,138
Herc Holdings, Inc.	889	141,067
Hudson Technologies, Inc.(1)	1,272	18,635
McGrath RentCorp	632	78,671
MRC Global, Inc.(1)	2,311	26,646
MSC Industrial Direct Co., Inc., Class A	643	64,904
Rush Enterprises, Inc., Class A	1,545	75,242
Rush Enterprises, Inc., Class B	566	28,543
SiteOne Landscape Supply, Inc.(1)	256	43,131
Textainer Group Holdings Ltd.	1,190	59,381
Titan Machinery, Inc.(1)	756	19,074
United Rentals, Inc.	944	654,447
Watsco, Inc.	255	100,501
WESCO International, Inc.	578	86,405
WW Grainger, Inc.	776	755,405
		3,691,324
Water Utilities — 0.0%
American States Water Co.	288	20,566
American Water Works Co., Inc.	278	32,954
California Water Service Group	47	2,157
		55,677
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	1,385	11,302
T-Mobile U.S., Inc.	5,532	903,375
		914,677
TOTAL COMMON STOCKS (Cost $187,262,002)		231,469,321
RIGHTS — 0.0%
Biotechnology — 0.0%
Mirati Therapeutics, Inc.(1)	384	269
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $409)		409
32

Avantis Responsible U.S. Equity ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	176,455	$176,455
State Street Navigator Securities Lending Government Money Market Portfolio(3)	273,320	273,320
TOTAL SHORT-TERM INVESTMENTS (Cost $449,775)		449,775
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $187,712,186)		231,919,505
OTHER ASSETS AND LIABILITIES — 0.0%		95,765
TOTAL NET ASSETS — 100.0%		$232,015,270

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $340,043. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $349,547, which includes securities collateral of $76,227.

See Notes to Financial Statements.
33

Statement of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
Avantis Responsible U.S. Equity ETF
Assets
Investment securities, at value (cost of $187,438,866) — including $340,043 of securities on loan	$231,646,185
Investment made with cash collateral received for securities on loan, at value (cost of $273,320)	273,320
Total investment securities, at value (cost of $187,712,186)	231,919,505
Receivable for capital shares sold	1,774,263
Dividends and interest receivable	292,529
Securities lending receivable	826
233,987,123

Liabilities
Payable for collateral received for securities on loan	273,320
Payable for investments purchased	1,671,717
Accrued management fees	26,816
1,971,853

Net Assets	$232,015,270

Shares outstanding (unlimited number of shares authorized)	3,900,000

Net Asset Value Per Share	$59.49

Net Assets Consist of:
Capital paid in	$188,811,804
Distributable earnings (loss)	43,203,466
$232,015,270

See Notes to Financial Statements.
34

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Avantis Responsible U.S. Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,171)	$1,588,781
Interest	6,406
Securities lending, net	3,501
1,598,688

Expenses:
Management fees	147,660

Net investment income (loss)	1,451,028

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(895,072)
Change in net unrealized appreciation (depreciation) on investments	29,787,229

Net realized and unrealized gain (loss)	28,892,157

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,343,185

See Notes to Financial Statements.
35

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis Responsible U.S. Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$1,451,028	$1,708,715
Net realized gain (loss)	(895,072)	1,874,039
Change in net unrealized appreciation (depreciation)	29,787,229	15,920,929
Net increase (decrease) in net assets resulting from operations	30,343,185	19,503,683

Distributions to Shareholders
From earnings	(1,353,336)	(1,304,442)

Capital Share Transactions
Proceeds from shares sold	34,229,484	134,301,501
Payments for shares redeemed	—	(15,860,595)
Net increase (decrease) in net assets from capital share transactions	34,229,484	118,440,906

Net increase (decrease) in net assets	63,219,333	136,640,147

Net Assets
Beginning of period	168,795,937	32,155,790
End of period	$232,015,270	$168,795,937

Transactions in Shares of the Fund
Sold	660,000	2,880,000
Redeemed	—	(330,000)
Net increase (decrease) in shares of the fund	660,000	2,550,000

See Notes to Financial Statements.
36

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Responsible U.S. Equity ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

37

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Responsible U.S. Equity ETF
Common Stocks	$273,320	—	—	—	$273,320
Gross amount of recognized liabilities for securities lending transactions					$273,320
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.
38

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.15%.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were $9,078,856 and $4,166,876, respectively.

Securities received in-kind through subscriptions for the period ended February 29, 2024 were $29,811,860. There were no securities delivered in-kind through redemptions during the period.

5. Capital Share Transactions

The fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

39

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Avantis Responsible U.S. Equity ETF
Federal tax cost of investments	$187,712,652
Gross tax appreciation of investments	$49,524,632
Gross tax depreciation of investments	(5,317,779)
Net tax appreciation (depreciation) of investments	$44,206,853

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2023, the fund had accumulated short-term capital losses of $(539,483) and accumulated long-term capital losses of $(71,764), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
40

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible U.S. Equity ETF
2024(4)	$52.10	0.39	7.37	7.76	(0.37)	$59.49	15.00%	0.15%	1.48%	2%	$232,015
2023	$46.60	0.76	5.36	6.12	(0.62)	$52.10	13.27%	0.15%	1.55%	4%	$168,796
2022(5)	$50.45	0.36	(4.07)	(3.71)	(0.14)	$46.60	(7.32)%	0.15%	1.61%	3%	$32,156

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

42

Notes

43

Notes

44

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97862 2404

Semiannual Report

February 29, 2024

Avantis® Responsible Emerging Markets Equity ETF (AVSE)
Avantis® Responsible International Equity ETF (AVSD)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 29, 2024

Avantis Responsible Emerging Markets Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	100.3%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.2)%

Top Five Countries	% of net assets
China	22.9%
India	21.0%
Taiwan	18.8%
South Korea	13.8%
Brazil	6.2%

3

Fund Characteristics

FEBRUARY 29, 2024

Avantis Responsible International Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	2.3%
Other Assets and Liabilities	(2.1)%

Top Five Countries	% of net assets
Japan	22.2%
United Kingdom	13.0%
Canada	10.2%
France	9.6%
Switzerland	7.8%
4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis Responsible Emerging Markets Equity ETF
Actual	$1,000	$1,076.30	$1.70	0.33%
Hypothetical	$1,000	$1,023.22	$1.66	0.33%
Avantis Responsible International Equity ETF
Actual	$1,000	$1,091.70	$1.20	0.23%
Hypothetical	$1,000	$1,023.72	$1.16	0.23%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
COMMON STOCKS — 100.3%
Brazil — 6.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	1,900	$260
AES Brasil Energia SA(1)	5,900	12,426
Allos SA	13,304	65,676
Alpargatas SA, Preference Shares(1)	1,200	2,453
Ambev SA, ADR	23,942	59,616
Americanas SA(1)	9,200	944
Anima Holding SA(1)	500	511
Armac Locacao Logistica E Servicos SA	100	255
Atacadao SA	5,800	14,083
Auren Energia SA	10,900	28,220
B3 SA - Brasil Bolsa Balcao	18,700	48,263
Banco ABC Brasil SA, Preference Shares	5,059	24,017
Banco ABC Brasil SA, Preference Shares(1)	167	795
Banco BMG SA, Preference Shares	11,600	9,241
Banco Bradesco SA	16,070	39,827
Banco Bradesco SA, ADR	42,446	118,000
Banco BTG Pactual SA	11,200	82,258
Banco do Brasil SA	15,100	176,087
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,600	29,643
Banco Pan SA, Preference Shares	6,100	10,651
Banco Santander Brasil SA, ADR(2)	3,160	18,012
BB Seguridade Participacoes SA	5,900	39,760
Bemobi Mobile Tech SA	2,600	7,024
Blau Farmaceutica SA	500	1,225
BRF SA, ADR(1)(2)	9,065	27,739
C&A Modas SA(1)	1,800	3,396
CCR SA	17,900	49,475
Centrais Eletricas Brasileiras SA, ADR	10,087	88,261
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	9,640
Cia Brasileira de Aluminio	4,600	3,692
Cia Brasileira de Distribuicao, ADR(1)	4,389	3,353
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	4,000	7,749
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	5,443	85,999
Cia de Saneamento de Minas Gerais Copasa MG	7,200	30,010
Cia De Sanena Do Parana	7,900	41,033
Cia De Sanena Do Parana, Preference Shares	62,200	65,439
Cia Energetica de Minas Gerais, ADR	38,562	91,392
Cielo SA	45,000	48,158
Clear Sale SA(1)	1,100	817
Companhia Paranaense de Energia	3,600	6,641
Companhia Paranaense de Energia, ADR(1)(2)	1,407	10,454
Companhia Paranaense de Energia, Preference Shares	33,700	69,419
Companhia Paranaense de Energia, Preference Shares, ADR(2)	5,629	46,439
Construtora Tenda SA(1)	5,200	11,318
6

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
CPFL Energia SA	4,800	$34,172
Cruzeiro do Sul Educacional SA	200	183
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	6,400	33,306
Cury Construtora e Incorporadora SA	3,100	11,799
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,700	41,933
Desktop SA	100	283
Dexco SA	6,490	10,640
Dexxos Participacoes SA	100	264
Dimed SA Distribuidora da Medicamentos	800	1,970
Direcional Engenharia SA	5,000	23,818
EcoRodovias Infraestrutura e Logistica SA	14,200	26,280
Embraer SA, ADR(1)	7,891	153,796
Empreendimentos Pague Menos SA	3,200	1,893
Energisa SA	6,100	61,968
Equatorial Energia SA	14,914	102,425
Eternit SA	2,500	3,374
Even Construtora e Incorporadora SA	3,600	5,801
Fertilizantes Heringer SA(1)	100	117
Fleury SA	1,908	6,110
Fras-Le SA	1,400	4,591
Gafisa SA(1)	88	156
GPS Participacoes e Empreendimentos SA	2,400	8,618
Grendene SA	6,300	8,149
Grupo Casas Bahia SA(1)	2,596	4,737
Grupo De Moda Soma SA	2,700	3,807
Grupo Mateus SA(1)	5,600	8,978
Grupo SBF SA	4,000	9,857
Guararapes Confeccoes SA(1)	2,400	2,887
Hapvida Participacoes e Investimentos SA(1)	13,500	10,021
Helbor Empreendimentos SA	200	117
Hidrovias do Brasil SA(1)	19,300	14,753
Hospital Mater Dei SA	100	126
Hypera SA	2,200	14,737
Iguatemi SA	9,300	44,432
Infracommerce CXAAS SA(1)	1,200	331
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	500	2,139
International Meal Co. Alimentacao SA, Class A(1)	2,700	1,179
Iochpe Maxion SA	8,100	20,172
Irani Papel e Embalagem SA	1,800	3,360
IRB-Brasil Resseguros SA(1)	3,836	29,948
Itau Unibanco Holding SA, ADR	46,440	316,721
Jalles Machado SA	2,500	3,822
JHSF Participacoes SA	28,800	25,897
Klabin SA	22,200	100,838
Lavvi Empreendimentos Imobiliarios SA	3,700	5,895
Light SA(1)	10,400	10,356
Localiza Rent a Car SA	8,765	93,185
Localiza Rent a Car SA(1)	31	326
LOG Commercial Properties e Participacoes SA	1,100	4,859
Log-in Logistica Intermodal SA(1)	1,000	7,602
7

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Lojas Quero-Quero SA	1,900	$2,007
Lojas Renner SA	6,700	21,282
LPS Brasil-Consultoria de Imoveis SA	1,700	667
LWSA SA	2,900	3,255
M Dias Branco SA	700	5,771
Magazine Luiza SA(1)	77,300	33,432
Mahle Metal Leve SA	600	4,309
Marcopolo SA	3,300	4,713
Marcopolo SA, Preference Shares	12,300	21,576
Marisa Lojas SA(1)	1,060	490
Meliuz SA(1)	730	1,169
Mills Locacao Servicos e Logistica SA	5,600	13,822
Mitre Realty Empreendimentos E Participacoes LTDA	200	239
Moura Dubeux Engenharia SA(1)	8,200	21,262
Movida Participacoes SA	8,700	14,893
MPM Corporeos SA(1)	300	65
MRV Engenharia e Participacoes SA(1)	13,800	21,153
Multilaser Industrial SA(1)	4,500	2,019
Multiplan Empreendimentos Imobiliarios SA	2,700	14,350
Natura & Co. Holding SA(1)	5,800	18,971
Oceanpact Servicos Maritimos SA(1)	200	236
Odontoprev SA	3,120	7,563
Oncoclinicas do Brasil Servicos Medicos SA(1)	100	205
Orizon Valorizacao de Residuos SA(1)	100	662
Pagseguro Digital Ltd., Class A(1)	8,544	118,932
Pet Center Comercio e Participacoes SA	7,000	5,914
Plano & Plano Desenvolvimento Imobiliario SA	1,500	4,182
Portobello SA	2,400	2,853
Positivo Tecnologia SA	2,300	3,706
Qualicorp Consultoria e Corretora de Seguros SA	900	422
Raia Drogasil SA	8,528	45,907
Raizen SA, Preference Shares	32,200	22,865
Randon SA Implementos e Participacoes, Preference Shares	10,800	24,072
Rede D'Or Sao Luiz SA	4,455	22,646
Romi SA	1,221	3,097
Rumo SA	10,000	45,664
Santos Brasil Participacoes SA	9,200	19,432
Sao Martinho SA	4,400	24,969
Sendas Distribuidora SA, ADR	4,660	66,265
Ser Educacional SA(1)	1,100	1,412
Serena Energia SA(1)	4,000	7,588
Simpar SA	4,300	6,669
Smartfit Escola de Ginastica e Danca SA	4,700	22,975
StoneCo Ltd., A Shares(1)	9,521	163,856
Suzano SA, ADR	11,219	127,336
SYN prop e tech SA(1)	500	781
Tegma Gestao Logistica SA	600	3,229
Telefonica Brasil SA, ADR	2,273	24,844
TIM SA, ADR	5,828	107,760
TOTVS SA	2,100	13,091
Transmissora Alianca de Energia Eletrica SA	1,000	7,107
8

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Tres Tentos Agroindustrial SA	2,500	$5,356
Trisul SA	3,200	3,051
Tupy SA	5,100	26,059
Unifique Telecomunicacoes SA	200	165
Unipar Carbocloro SA, Class B Preference Shares	1,710	22,830
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	300	1,121
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,000	10,573
Vivara Participacoes SA	900	5,920
Vulcabras SA	1,700	6,347
WEG SA	8,800	65,499
Wilson Sons SA	7,800	26,831
Wiz Co.	900	1,117
XP, Inc., Class A	4,568	107,988
YDUQS Participacoes SA	6,100	24,984
Zamp SA(1)	5,219	4,357
		4,196,282
Chile — 0.7%
Aguas Andinas SA, A Shares	34,996	10,284
Banco de Chile	598,110	69,355
Banco de Credito e Inversiones SA	1,021	28,313
Banco Santander Chile, ADR	2,101	41,243
CAP SA	2,647	18,159
Cencosud SA	4,978	8,937
Cencosud Shopping SA	5,065	8,286
Cia Cervecerias Unidas SA, ADR	1,627	18,922
Embotelladora Andina SA, Class B Preference Shares	11,635	29,372
Empresa Nacional de Telecomunicaciones SA	7,815	25,462
Empresas CMPC SA	22,959	40,758
Enel Americas SA	187,667	19,143
Falabella SA(1)	14,679	37,230
Parque Arauco SA	20,306	32,392
Ripley Corp. SA	17,466	3,584
SMU SA	53,367	9,001
Sociedad Quimica y Minera de Chile SA, ADR(2)	715	35,550
Vina Concha y Toro SA	3,852	3,999
		439,990
China — 22.9%
361 Degrees International Ltd.	38,000	20,290
3SBio, Inc.	48,000	31,670
AAC Technologies Holdings, Inc.(2)	34,000	84,529
Agile Group Holdings Ltd.(1)(2)	144,000	13,932
Agora, Inc., ADR(1)(2)	720	1,886
Agricultural Bank of China Ltd., H Shares	314,000	128,817
AK Medical Holdings Ltd.(2)	2,000	1,297
Alibaba Group Holding Ltd., ADR	13,238	980,009
Alibaba Health Information Technology Ltd.(1)	20,000	8,739
Alibaba Pictures Group Ltd.(1)(2)	80,000	4,589
A-Living Smart City Services Co. Ltd.(2)	21,500	11,009
Alliance International Education Leasing Holdings Ltd.(1)	24,000	2,689
ANE Cayman, Inc.(1)	7,500	3,935
9

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Anhui Expressway Co. Ltd., H Shares	28,000	$31,017
ANTA Sports Products Ltd.	14,800	144,286
Ascletis Pharma, Inc.(1)	1,000	218
AsiaInfo Technologies Ltd.(2)	5,600	5,226
Autohome, Inc., ADR	1,792	46,574
Baidu, Inc., ADR(1)	483	48,942
Bairong, Inc.(1)	4,500	7,581
Bank of China Ltd., H Shares	826,000	324,041
Bank of Chongqing Co. Ltd., H Shares	38,500	20,775
Bank of Communications Co. Ltd., H Shares	136,000	89,100
BeiGene Ltd.(1)	2,500	32,187
BeiGene Ltd., ADR(1)	145	24,019
Beijing Capital International Airport Co. Ltd., H Shares(1)(2)	20,000	6,450
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	316
Beijing Enterprises Water Group Ltd.(2)	14,000	3,284
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	9,522
Bilibili, Inc., ADR(1)(2)	39	378
BOC Aviation Ltd.	8,800	64,778
BOE Varitronix Ltd.(2)	10,000	6,969
Bosideng International Holdings Ltd.	150,000	75,447
Burning Rock Biotech Ltd., ADR(1)	492	391
BYD Co. Ltd., H Shares	15,000	369,451
BYD Electronic International Co. Ltd.	22,000	83,069
C&D International Investment Group Ltd.	40,303	65,530
C&D Property Management Group Co. Ltd.	12,000	5,013
Cango, Inc., ADR(1)	583	874
CARsgen Therapeutics Holdings Ltd.(1)(2)	4,000	3,394
Cathay Media & Education Group, Inc.	1,000	94
Central China New Life Ltd.(1)	13,000	2,495
CGN Mining Co. Ltd.(1)(2)	75,000	18,250
Cheerwin Group Ltd.	500	94
China Automotive Systems, Inc.(1)	856	2,765
China Bohai Bank Co. Ltd., H Shares(1)	8,500	1,203
China Chunlai Education Group Co. Ltd.	22,000	15,213
China Cinda Asset Management Co. Ltd., H Shares	420,000	40,216
China CITIC Bank Corp. Ltd., H Shares	156,000	82,943
China Communications Services Corp. Ltd., H Shares	132,000	56,071
China Conch Environment Protection Holdings Ltd.(1)(2)	4,500	683
China Conch Venture Holdings Ltd.(2)	50,500	50,571
China Construction Bank Corp., H Shares	1,152,000	714,420
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	181,000	41,102
China Dongxiang Group Co. Ltd.	16,000	774
China East Education Holdings Ltd.(2)	28,500	9,532
China Education Group Holdings Ltd.	58,000	33,230
China Everbright Bank Co. Ltd., H Shares	52,000	16,258
China Everbright Ltd.	24,000	13,157
China Foods Ltd.	2,000	719
China Galaxy Securities Co. Ltd., H Shares	70,500	37,043
China General Education Group Ltd.(1)	1,000	1
China Glass Holdings Ltd.(1)	2,000	129
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	1,848
10

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
China International Capital Corp. Ltd., H Shares	12,800	$16,046
China Kepei Education Group Ltd.	18,000	3,781
China Lesso Group Holdings Ltd.	60,000	28,536
China Life Insurance Co. Ltd., Class H	29,555	36,228
China Literature Ltd.(1)	3,600	11,036
China Medical System Holdings Ltd.	68,000	111,784
China Merchants Bank Co. Ltd., H Shares	38,500	148,880
China Merchants Port Holdings Co. Ltd.	56,000	69,510
China Minsheng Banking Corp. Ltd., H Shares	156,500	55,079
China New Higher Education Group Ltd.	48,000	15,111
China Pacific Insurance Group Co. Ltd., H Shares	31,800	60,320
China Rare Earth Holdings Ltd.(1)	2,000	78
China Renaissance Holdings Ltd.(1)(2)	6,600	1,532
China Resources Beer Holdings Co. Ltd.	16,000	68,943
China Resources Land Ltd.	44,000	134,392
China Resources Medical Holdings Co. Ltd.	46,000	25,068
China Resources Mixc Lifestyle Services Ltd.	12,200	36,769
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	255
China SCE Group Holdings Ltd.(1)(2)	67,000	1,318
China Shineway Pharmaceutical Group Ltd.	11,000	12,382
China Shuifa Singyes Energy Holdings Ltd.(1)	1,000	43
China South City Holdings Ltd.(2)	118,000	2,507
China Starch Holdings Ltd.	35,000	585
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	526
China Taiping Insurance Holdings Co. Ltd.	62,600	54,388
China Tower Corp. Ltd., H Shares	1,234,000	149,571
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	58,000	32,036
China Travel International Investment Hong Kong Ltd.	52,000	8,896
China Vanke Co. Ltd., H Shares	19,200	14,803
China Water Affairs Group Ltd.	18,000	12,336
China Yongda Automobiles Services Holdings Ltd.	79,000	23,993
China Youran Dairy Group Ltd.(2)	11,000	1,768
China Yuhua Education Corp. Ltd.(1)	34,000	2,461
Chow Tai Fook Jewellery Group Ltd.	56,800	84,636
CIFI Ever Sunshine Services Group Ltd.	22,000	4,025
CIFI Holdings Group Co. Ltd.(1)	48,320	1,967
CITIC Securities Co. Ltd., H Shares	15,500	28,651
CMGE Technology Group Ltd.(1)(2)	14,000	1,733
CMOC Group Ltd., H Shares	108,000	66,626
Concord New Energy Group Ltd.	580,000	48,078
COSCO SHIPPING Holdings Co. Ltd., Class H	103,500	111,422
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	7,113
COSCO SHIPPING Ports Ltd.(2)	76,000	45,349
Country Garden Holdings Co. Ltd.(1)(2)	185,000	15,034
Country Garden Services Holdings Co. Ltd.(2)	35,000	26,642
CPMC Holdings Ltd.	30,000	26,818
CSPC Pharmaceutical Group Ltd.	106,000	82,558
CSSC Hong Kong Shipping Co. Ltd.	10,000	1,851
Differ Group Auto Ltd.(1)(2)	400	12
Digital China Holdings Ltd.	21,000	7,147
Dongfeng Motor Group Co. Ltd., Class H	94,000	40,209
11

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	$321
East Buy Holding Ltd.(1)(2)	6,000	18,495
Edvantage Group Holdings Ltd.	20,725	7,183
E-House China Enterprise Holdings Ltd.(1)	5,100	107
EVA Precision Industrial Holdings Ltd.	10,000	878
Everest Medicines Ltd.(1)(2)	1,000	3,075
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	2,675
FIH Mobile Ltd.(1)	33,000	2,042
FinVolution Group, ADR	11,162	58,377
First Tractor Co. Ltd., H Shares(2)	14,000	10,931
Fu Shou Yuan International Group Ltd.	76,000	49,639
Fullshare Holdings Ltd.(1)(2)	8,700	654
Ganfeng Lithium Group Co. Ltd., H Shares(2)	4,280	14,179
GCL New Energy Holdings Ltd.(1)	3,700	181
GCL Technology Holdings Ltd.	545,000	75,809
Geely Automobile Holdings Ltd.	226,000	245,949
Gemdale Properties & Investment Corp. Ltd.(2)	136,000	4,589
Genertec Universal Medical Group Co. Ltd.	25,000	13,708
GF Securities Co. Ltd., H Shares	34,000	36,507
Goldpac Group Ltd.	1,000	189
Goldwind Science & Technology Co. Ltd., H Shares	6,400	2,435
Grand Pharmaceutical Group Ltd.	39,500	18,032
Great Wall Motor Co. Ltd., H Shares(2)	35,500	40,067
Greenland Hong Kong Holdings Ltd.(1)	13,000	480
Greentown China Holdings Ltd.	69,500	55,572
Greentown Management Holdings Co. Ltd.	27,000	16,996
Guangdong Investment Ltd.	54,000	32,045
Guangzhou Automobile Group Co. Ltd., H Shares	24,000	10,385
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	46,400	6,015
H World Group Ltd., ADR	3,172	115,968
Haidilao International Holding Ltd.	21,000	38,190
Haier Smart Home Co. Ltd., H Shares	46,800	141,740
Hainan Meilan International Airport Co. Ltd., H Shares(1)	3,000	2,826
Haitian International Holdings Ltd.	25,000	63,302
Haitong Securities Co. Ltd., H Shares	56,800	28,195
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	1,737
Hansoh Pharmaceutical Group Co. Ltd.	10,000	17,625
Harbin Electric Co. Ltd., H Shares	28,000	8,531
Hello Group, Inc., ADR	7,677	50,591
Hengan International Group Co. Ltd.	31,000	95,548
Hisense Home Appliances Group Co. Ltd., H Shares	18,000	56,994
Hollysys Automation Technologies Ltd.(1)	2,162	55,390
Hua Hong Semiconductor Ltd.(1)	14,000	30,005
Huatai Securities Co. Ltd., H Shares	30,400	35,882
Huazhong In-Vehicle Holdings Co. Ltd.	4,000	1,170
Huijing Holdings Co. Ltd.(1)	4,000	23
Industrial & Commercial Bank of China Ltd., H Shares	597,000	306,030
Inkeverse Group Ltd.(1)	49,000	4,643
iQIYI, Inc., ADR(1)	9,234	34,073
JD Health International, Inc.(1)	2,350	8,863
JD Logistics, Inc.(1)	54,600	53,912
12

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Jiangsu Expressway Co. Ltd., H Shares	20,000	$20,544
Jinchuan Group International Resources Co. Ltd.(2)	193,000	16,214
Jinxin Fertility Group Ltd.(1)(2)	73,000	22,622
Jiumaojiu International Holdings Ltd.(2)	13,000	9,023
JNBY Design Ltd.	15,500	29,621
JOYY, Inc., ADR	1,084	34,146
Kandi Technologies Group, Inc.(1)	2,267	5,713
Kangji Medical Holdings Ltd.(2)	22,500	18,316
Kanzhun Ltd., ADR	795	12,442
KE Holdings, Inc., ADR	11,228	152,588
Keymed Biosciences, Inc.(1)	5,500	23,822
Kingboard Holdings Ltd.	9,500	18,634
Kingboard Laminates Holdings Ltd.	15,500	9,599
Kingdee International Software Group Co. Ltd.(1)	1,000	1,075
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	942	2,704
Kingsoft Corp. Ltd.	16,400	45,570
Kuaishou Technology(1)	9,100	51,387
KWG Living Group Holdings Ltd.(1)(2)	32,000	1,952
Lenovo Group Ltd.	132,000	145,824
Leoch International Technology Ltd.	25,000	3,779
LexinFintech Holdings Ltd., ADR	6,446	11,861
Li Auto, Inc., ADR(1)	3,554	163,057
Li Ning Co. Ltd.	10,500	25,978
Lifetech Scientific Corp.(1)	124,000	31,446
Linklogis, Inc., Class B(2)	20,500	3,213
Logan Group Co. Ltd.(1)(2)	2,000	168
Longfor Group Holdings Ltd.(2)	75,558	94,637
Lonking Holdings Ltd.	21,000	3,528
Lufax Holding Ltd., ADR	1,400	4,368
Luye Pharma Group Ltd.(1)(2)	43,500	16,067
LVGEM China Real Estate Investment Co. Ltd.(1)	30,000	2,438
Maoyan Entertainment(1)	19,600	21,612
Meitu, Inc.(1)(2)	76,000	25,011
Meituan, Class B(1)	18,450	187,307
Midea Real Estate Holding Ltd.	16,400	9,136
MINISO Group Holding Ltd., ADR	2,855	52,332
Minth Group Ltd.(2)	16,000	27,199
Mobvista, Inc.(1)(2)	3,000	1,256
Nam Tai Property, Inc.(1)	100	450
NetDragon Websoft Holdings Ltd.	13,000	18,677
NetEase, Inc., ADR	5,316	573,703
New China Life Insurance Co. Ltd., H Shares	16,500	31,697
New Horizon Health Ltd.(1)(2)	7,500	19,530
New Oriental Education & Technology Group, Inc., ADR(1)	1,330	124,395
Nexteer Automotive Group Ltd.	66,000	30,410
NIO, Inc., ADR(1)	4,120	23,690
Niu Technologies, ADR(1)(2)	23	42
Noah Holdings Ltd., ADR	1,772	19,705
Nongfu Spring Co. Ltd., H Shares	16,400	92,739
Orient Overseas International Ltd.	5,500	85,169
PDD Holdings, Inc., ADR(1)	4,177	520,204
13

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
People's Insurance Co. Group of China Ltd., H Shares	138,000	$45,968
Perennial Energy Holdings Ltd.	15,000	1,756
Pharmaron Beijing Co. Ltd., H Shares(2)	375	501
PICC Property & Casualty Co. Ltd., H Shares	148,000	202,334
Ping An Healthcare & Technology Co. Ltd.(1)	1,600	2,471
Ping An Insurance Group Co. of China Ltd., H Shares	67,500	300,184
Poly Property Group Co. Ltd.	61,000	11,208
Pop Mart International Group Ltd.	20,000	49,859
Postal Savings Bank of China Co. Ltd., H Shares	124,000	65,146
Q Technology Group Co. Ltd.(1)(2)	16,000	6,297
Qifu Technology, Inc., ADR	5,842	90,259
Radiance Holdings Group Co. Ltd.(1)	27,000	7,394
Redco Properties Group Ltd.(1)	10,000	425
Sany Heavy Equipment International Holdings Co. Ltd.	62,000	47,942
SCE Intelligent Commercial Management Holdings Ltd.(1)(2)	3,000	173
Seazen Group Ltd.(1)(2)	168,000	23,696
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	18,016
Shanghai Conant Optical Co. Ltd., Class H	1,500	1,431
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	901
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,700	13,990
Shenzhen Expressway Corp. Ltd., H Shares	12,000	10,553
Shenzhen International Holdings Ltd.	86,500	72,941
Shenzhen Investment Ltd.	76,000	10,175
Shenzhou International Group Holdings Ltd.	20,500	168,151
Shimao Services Holdings Ltd.(1)	26,000	3,713
Shoucheng Holdings Ltd.(2)	62,000	11,957
Shougang Fushan Resources Group Ltd.	148,000	61,625
Shui On Land Ltd.	139,500	12,625
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	5,533
Sino Biopharmaceutical Ltd.	330,000	131,162
Sino-Ocean Group Holding Ltd.(1)(2)	305,500	13,047
Sinopharm Group Co. Ltd., H Shares	58,400	163,428
Sinotruk Hong Kong Ltd.	4,500	11,905
Skyworth Group Ltd.	53,013	18,637
SOHO China Ltd.(1)	57,000	5,003
Sohu.com Ltd., ADR(1)	980	8,781
Sun King Technology Group Ltd.(1)	2,000	291
Sunac Services Holdings Ltd.(2)	17,000	4,322
Sunny Optical Technology Group Co. Ltd.	6,800	43,764
SY Holdings Group Ltd.	3,000	1,626
TAL Education Group, ADR(1)	6,964	102,580
TCL Electronics Holdings Ltd.	42,000	15,351
Tencent Holdings Ltd.	43,400	1,520,329
Tencent Music Entertainment Group, ADR(1)	6,118	64,055
Tianli International Holdings Ltd.	100,000	60,037
Tianneng Power International Ltd.	38,000	34,258
Times China Holdings Ltd.(1)	43,000	1,368
Tingyi Cayman Islands Holding Corp.	40,000	44,482
Tong Ren Tang Technologies Co. Ltd., H Shares	16,000	10,492
Tongcheng Travel Holdings Ltd.(1)	12,400	31,173
Topsports International Holdings Ltd.	93,000	62,935
14

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
TravelSky Technology Ltd., H Shares	17,000	$20,323
Trip.com Group Ltd., ADR(1)	3,468	154,222
Triumph New Energy Co. Ltd., H Shares(1)(2)	2,000	1,352
Tsaker New Energy Tech Co. Ltd.	4,000	396
Tsingtao Brewery Co. Ltd., H Shares	8,000	51,190
Tuya, Inc., ADR(1)	1,048	2,065
Uni-President China Holdings Ltd.(2)	66,000	39,520
Up Fintech Holding Ltd., ADR(1)	126	507
Vinda International Holdings Ltd.(2)	15,000	44,423
Vipshop Holdings Ltd., ADR(1)	13,844	266,497
Viva Biotech Holdings(1)(2)	89,000	6,701
Viva Goods Company Ltd.(1)(2)	80,000	7,123
Vnet Group, Inc., ADR(1)	3,734	5,788
Want Want China Holdings Ltd.	210,000	115,925
Weibo Corp., ADR	2,413	22,007
Weichai Power Co. Ltd., H Shares	29,000	57,082
Wuling Motors Holdings Ltd.	10,000	559
WuXi AppTec Co. Ltd., H Shares	1,200	7,397
Wuxi Biologics Cayman, Inc.(1)	14,500	34,345
Xiabuxiabu Catering Management China Holdings Co. Ltd.	25,000	6,205
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	11,000	10,002
Xinyi Energy Holdings Ltd.(2)	156,000	21,693
XJ International Holdings Co. Ltd.(1)(2)	200,000	8,305
XPeng, Inc., Class A, ADR(1)	680	6,412
Xtep International Holdings Ltd.(2)	55,500	30,611
Yadea Group Holdings Ltd.	24,000	37,706
Yeahka Ltd.(1)(2)	2,800	4,533
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	200	260
Yidu Tech, Inc.(1)	11,600	6,237
Yihai International Holding Ltd.(1)(2)	15,000	20,999
Yixin Group Ltd.(2)	52,000	3,845
Youdao, Inc., ADR(1)	26	113
Yuexiu Property Co. Ltd.	32,000	21,281
Yuexiu Services Group Ltd.(2)	15,000	5,032
Yuexiu Transport Infrastructure Ltd.	72,000	40,912
Yum China Holdings, Inc.	7,053	302,503
Yuzhou Group Holdings Co. Ltd.(1)(2)	112,000	1,225
Zengame Technology Holding Ltd.	28,000	16,054
Zhejiang Expressway Co. Ltd., H Shares	35,880	27,363
Zhenro Properties Group Ltd.(1)(2)	8,000	88
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	3,700	5,826
Zhongliang Holdings Group Co. Ltd.(1)	4,500	163
Zhongsheng Group Holdings Ltd.	11,500	20,937
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	23,500	5,429
Zhuguang Holdings Group Co. Ltd.(1)	2,000	58
Zonqing Environmental Ltd.(1)	4,000	11,343
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,400	4,779
ZTO Express Cayman, Inc., ADR	3,549	68,105
		15,488,910
15

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Colombia — 0.1%
Bancolombia SA	1,623	$13,637
Bancolombia SA, ADR	913	29,691
Interconexion Electrica SA ESP	6,498	27,648
		70,976
Czech Republic — 0.2%
Komercni Banka AS	1,924	66,959
Moneta Money Bank AS	17,727	77,816
		144,775
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	63,880	88,275
Greece — 0.7%
Aegean Airlines SA(1)	1,415	19,245
Alpha Services & Holdings SA(1)	40,660	76,593
Eurobank Ergasias Services & Holdings SA, Class A(1)	27,092	56,033
GEK Terna Holding Real Estate Construction SA(1)	1,399	21,549
Hellenic Telecommunications Organization SA	626	9,456
Jumbo SA	877	25,639
LAMDA Development SA(1)	4,314	31,552
National Bank of Greece SA(1)	10,010	78,598
Piraeus Financial Holdings SA(1)	22,800	100,728
Sunrisemezz PLC(1)	646	223
Terna Energy SA	566	10,135
		429,751
Hong Kong — 0.1%
China Dili Group(1)	6,000	8
GOME Retail Holdings Ltd.(1)	413,000	2,105
Jiayuan International Group Ltd.(1)	18,000	99
South Manganese Investment Ltd.(1)(2)	22,000	801
Truly International Holdings Ltd.	34,000	3,078
Venus MedTech Hangzhou, Inc., H Shares(1)	500	269
Wharf Holdings Ltd.(2)	23,000	84,777
		91,137
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	14,753	33,492
OTP Bank Nyrt	3,021	144,966
Richter Gedeon Nyrt	1,703	45,312
		223,770
India — 21.0%
360 ONE WAM Ltd.	2,192	18,941
3i Infotech Ltd.(1)	335	196
3M India Ltd.	18	6,943
Aarti Industries Ltd.	5,080	40,183
Aarti Pharmalabs Ltd.	98	577
ABB India Ltd.	225	14,749
Accelya Solutions India Ltd.	256	5,650
Action Construction Equipment Ltd.	800	12,190
Adani Green Energy Ltd.(1)	1,382	31,501
Aditya Birla Capital Ltd.(1)	14,767	32,650
Aditya Birla Fashion & Retail Ltd.(1)	2,513	6,817
Advanced Enzyme Technologies Ltd.	510	2,365
16

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Affle India Ltd.(1)	8	$108
AGI Greenpac Ltd.	1,442	14,241
AIA Engineering Ltd.	190	8,370
Ajanta Pharma Ltd.	1,741	46,334
Alkyl Amines Chemicals	129	3,336
Allcargo Logistics Ltd.	12,708	13,047
Allcargo Terminals Ltd.	3,177	2,487
Alok Industries Ltd.(1)	2,218	771
Amara Raja Energy & Mobility Ltd.	5,404	54,673
Ambika Cotton Mills Ltd.	30	596
Anant Raj Ltd.	6,206	26,156
Andhra Paper Ltd.	375	2,318
Andhra Sugars Ltd.	371	492
Apcotex Industries Ltd.	9	50
Apex Frozen Foods Ltd.	40	106
APL Apollo Tubes Ltd.	2,791	51,981
Apollo Hospitals Enterprise Ltd.	1,143	84,147
Apollo Pipes Ltd.	31	261
Apollo Tyres Ltd.	14,888	92,948
Aptech Ltd.	2,258	6,589
Archean Chemical Industries Ltd.	1,314	11,977
Arvind Fashions Ltd.	1,070	5,892
Arvind Ltd.	10,055	34,065
Asahi India Glass Ltd.	1,412	9,124
Ashapura Minechem Ltd.(1)	143	683
Ashok Leyland Ltd.	23,107	47,329
Ashoka Buildcon Ltd.(1)	10,238	22,985
Asian Granito India Ltd.(1)	544	426
Asian Paints Ltd.	2,155	73,504
Associated Alcohols & Breweries Ltd.	285	1,838
Aster DM Healthcare Ltd.(1)	3,077	17,563
Astra Microwave Products Ltd.	1,301	9,689
Astral Ltd.	868	21,660
AU Small Finance Bank Ltd.	2,037	13,964
AurionPro Solutions Ltd.	575	15,478
Aurobindo Pharma Ltd.	9,075	112,498
Avadh Sugar & Energy Ltd.	127	921
Avenue Supermarts Ltd.(1)	555	26,210
Axis Bank Ltd., GDR	3,423	223,300
Bajaj Auto Ltd.	1,184	112,846
Bajaj Consumer Care Ltd.	4,128	11,670
Bajaj Electricals Ltd.	1,643	19,728
Bajaj Finance Ltd.	1,579	123,190
Bajaj Finserv Ltd.	2,090	40,117
Bajaj Hindusthan Sugar Ltd.(1)	77,381	32,084
Bajel Projects Ltd.(1)	1,643	4,305
Balaji Amines Ltd.	542	14,204
Balaji Telefilms Ltd.(1)	116	173
Balkrishna Industries Ltd.	777	20,870
Balmer Lawrie & Co. Ltd.	5,894	17,322
Balrampur Chini Mills Ltd.	7,727	34,710
17

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Banco Products India Ltd.	328	$2,630
Bandhan Bank Ltd.	18,453	43,455
BASF India Ltd.	257	10,211
Bata India Ltd.	1,219	20,721
Bayer CropScience Ltd.	113	7,733
BEML Land Assets Ltd.(1)	22	71
BEML Ltd.	1,262	47,390
Berger Paints India Ltd.	1,530	11,195
Best Agrolife Ltd.	419	2,946
BF Utilities Ltd.(1)	24	255
Bhansali Engineering Polymers Ltd.	9,937	11,431
Bharat Bijlee Ltd.	191	13,134
Bharat Electronics Ltd.	87,245	215,504
Bharat Forge Ltd.	2,207	30,603
Bharat Heavy Electricals Ltd.	26,821	73,554
Bharat Rasayan Ltd.	9	972
Biocon Ltd.	5,360	17,832
Birlasoft Ltd.	5,175	48,366
BLS International Services Ltd.	2,590	11,404
Blue Dart Express Ltd.	361	26,257
Blue Star Ltd.	588	9,000
Bodal Chemicals Ltd.	231	235
Bombay Dyeing & Manufacturing Co. Ltd.(1)	371	775
Brigade Enterprises Ltd.	4,498	54,136
Brightcom Group Ltd.(1)	76,861	15,857
Britannia Industries Ltd.	1,390	83,301
BSE Ltd.	3,203	91,493
Butterfly Gandhimathi Appliances Ltd.(1)	2	22
Camlin Fine Sciences Ltd.(1)	1,546	2,152
Can Fin Homes Ltd.	4,340	40,500
Cantabil Retail India Ltd.	55	161
Capacit'e Infraprojects Ltd.(1)	1,314	4,159
Caplin Point Laboratories Ltd.	162	2,897
Carborundum Universal Ltd.	1,327	17,097
Care Ratings Ltd.	319	4,468
Carysil Ltd.	145	1,669
CCL Products India Ltd.	757	5,747
Ceat Ltd.	1,332	45,824
Century Enka Ltd.	40	215
Century Plyboards India Ltd.	2,347	20,023
Cera Sanitaryware Ltd.	121	11,055
CG Power & Industrial Solutions Ltd.	1,563	8,352
Chalet Hotels Ltd.(1)	51	497
Chemcon Speciality Chemicals Ltd.(1)	474	1,543
Cholamandalam Financial Holdings Ltd.	1,244	15,730
Cholamandalam Investment & Finance Co. Ltd.	7,617	99,785
CIE Automotive India Ltd.	2,286	12,129
Cigniti Technologies Ltd.	36	461
Cipla Ltd.	5,856	104,580
City Union Bank Ltd.	14,602	23,742
Cochin Shipyard Ltd.	7,236	76,165
18

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Coffee Day Enterprises Ltd.(1)	3,695	$2,561
Coforge Ltd.	442	34,940
Colgate-Palmolive India Ltd.	1,920	58,389
Computer Age Management Services Ltd.	585	21,621
Confidence Petroleum India Ltd.	5,136	6,690
Container Corp. of India Ltd.	2,194	25,847
Coromandel International Ltd.	3,801	49,272
Cosmo First Ltd.	289	1,812
Craftsman Automation Ltd.	399	20,143
CreditAccess Grameen Ltd.(1)	2,350	41,620
CRISIL Ltd.	158	9,542
Crompton Greaves Consumer Electricals Ltd.	3,926	13,752
CSB Bank Ltd.(1)	1,161	4,892
Cummins India Ltd.	908	30,001
Cyient Ltd.	3,960	96,769
Dabur India Ltd.	6,110	39,677
Dalmia Bharat Sugar & Industries Ltd.	176	818
Datamatics Global Services Ltd.	138	1,008
DB Corp. Ltd.	3,495	12,429
DCB Bank Ltd.	4,946	7,631
DCM Shriram Ltd.	3,714	42,646
Deepak Nitrite Ltd.	1,157	30,814
DEN Networks Ltd.(1)	481	327
Dhani Services Ltd.(1)	5,841	2,746
Dish TV India Ltd.(1)	43,324	11,179
Dishman Carbogen Amcis Ltd.(1)	1,053	3,230
Divi's Laboratories Ltd.	1,034	43,493
Dixon Technologies India Ltd.	309	24,841
DLF Ltd.	3,041	33,036
D-Link India Ltd.	647	2,366
Dollar Industries Ltd.	80	481
Dr Lal PathLabs Ltd.	689	19,521
Dr Reddy's Laboratories Ltd., ADR	1,989	152,715
Dredging Corp. of India Ltd.(1)	199	1,687
eClerx Services Ltd.	1,096	33,381
Edelweiss Financial Services Ltd.	20,359	18,659
Eicher Motors Ltd.	823	37,608
EIH Ltd.	281	1,366
Elecon Engineering Co. Ltd.	1,985	23,969
Electrosteel Castings Ltd.	5,042	9,714
Emami Ltd.	3,848	21,578
Endurance Technologies Ltd.	461	10,319
Engineers India Ltd.	7,843	19,802
Epigral Ltd.	1,093	15,512
EPL Ltd.	9,635	21,745
Equitas Small Finance Bank Ltd.	10,360	12,437
Escorts Kubota Ltd.	593	20,372
Eveready Industries India Ltd.(1)	349	1,462
Everest Industries Ltd.	196	2,844
Everest Kanto Cylinder Ltd.	75	138
Excel Industries Ltd.	24	241
19

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Exide Industries Ltd.	10,259	$39,552
Fairchem Organics Ltd.	46	810
FDC Ltd.(1)	1,017	5,355
Federal Bank Ltd.	24,288	44,016
FIEM Industries Ltd.	76	1,069
FIEM Industries Ltd.(1)	76	1,069
Filatex India Ltd.	1,290	1,139
Fine Organic Industries Ltd.	380	19,836
Finolex Cables Ltd.	2,440	27,058
Finolex Industries Ltd.	12,360	32,525
Firstsource Solutions Ltd.	332	821
Force Motors Ltd.	118	9,603
Fortis Healthcare Ltd.	3,119	15,320
Future Retail Ltd.(1)	209	7
Gabriel India Ltd.	5,375	22,370
Galaxy Surfactants Ltd.	65	1,988
Ganesh Housing Corp. Ltd.	109	1,093
Ganesha Ecosphere Ltd.	327	4,224
Garden Reach Shipbuilders & Engineers Ltd.	1,132	11,087
Garware Hi-Tech Films Ltd.	1,121	25,813
Garware Technical Fibres Ltd.	16	701
Gateway Distriparks Ltd.	18,865	24,516
Genus Power Infrastructures Ltd.	942	2,839
Geojit Financial Services Ltd.	339	305
GHCL Textiles Ltd.(1)	2,488	2,620
GIC Housing Finance Ltd.	2,493	6,847
GlaxoSmithKline Pharmaceuticals Ltd.	804	21,011
Glenmark Pharmaceuticals Ltd.	7,830	87,389
Global Health Ltd.(1)	1,681	27,652
Globus Spirits Ltd.	434	4,095
GMM Pfaudler Ltd.	1,332	20,882
GMR Airports Infrastructure Ltd.(1)	14,164	14,336
GNA Axles Ltd.	138	709
Godawari Power & Ispat Ltd.	2,562	22,860
Godrej Consumer Products Ltd.	1,894	28,675
Godrej Properties Ltd.(1)	326	9,430
Gokaldas Exports Ltd.	3,063	31,126
Goodluck India Ltd.	231	2,697
Graphite India Ltd.	971	7,006
Greenply Industries Ltd.	546	1,734
GTL Infrastructure Ltd.(1)	37,531	949
Gufic Biosciences Ltd.	77	293
Gujarat Alkalies & Chemicals Ltd.	681	6,575
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,277	33,014
Gujarat Pipavav Port Ltd.	15,737	39,605
Gujarat State Fertilizers & Chemicals Ltd.	11,832	31,001
Happiest Minds Technologies Ltd.	650	6,634
Hathway Cable & Datacom Ltd.(1)	5,258	1,443
Havells India Ltd.	2,304	42,510
HBL Power Systems Ltd.	2,016	12,627
HCL Technologies Ltd.	13,223	264,991
20

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
HDFC Asset Management Co. Ltd.	115	$5,205
HDFC Bank Ltd.	15,849	267,673
HDFC Life Insurance Co. Ltd.	947	6,648
HealthCare Global Enterprises Ltd.(1)	1,599	6,975
HEG Ltd.	276	5,381
Hero MotoCorp Ltd.	2,482	132,275
HFCL Ltd.	10,629	13,731
HG Infra Engineering Ltd.	1,134	12,027
Hikal Ltd.	2,659	8,989
HIL Ltd.	34	1,155
Himadri Speciality Chemical Ltd., ADR	10,303	45,744
Himatsingka Seide Ltd.(1)	231	404
Hinduja Global Solutions Ltd.	241	2,657
Hindustan Aeronautics Ltd.	4,733	175,728
Hindustan Construction Co. Ltd.(1)	4,864	2,440
Hindustan Oil Exploration Co. Ltd.(1)	687	1,578
Hindustan Unilever Ltd.	3,256	94,733
Hindware Home Innovation Ltd.	2,181	10,664
Hitachi Energy India Ltd.	14	1,012
Honda India Power Products Ltd.	209	6,330
ICICI Bank Ltd., ADR	9,581	245,369
ICICI Lombard General Insurance Co. Ltd.	2,613	53,982
ICICI Prudential Life Insurance Co. Ltd.	1,500	9,640
ICICI Securities Ltd.	3,661	36,150
IDFC First Bank Ltd.(1)	47,954	46,852
IFCI Ltd.(1)	31,768	17,542
IIFL Finance Ltd.	8,782	62,399
IIFL Securities Ltd.(1)	16,765	29,930
India Glycols Ltd.	176	1,817
Indiabulls Housing Finance Ltd.	18,677	42,573
Indiabulls Real Estate Ltd.(1)	9,967	14,334
IndiaMart InterMesh Ltd.	842	26,985
Indian Energy Exchange Ltd.	8,058	13,776
Indian Hotels Co. Ltd.	4,012	28,397
Indian Metals & Ferro Alloys Ltd.	35	256
Indian Railway Catering & Tourism Corp. Ltd.	1,632	18,248
Indo Count Industries Ltd.	5,999	24,576
Indo Rama Synthetics India Ltd.(1)	481	300
Indus Towers Ltd.(1)	12,636	38,538
Infibeam Avenues Ltd.	10,565	4,667
Info Edge India Ltd.	416	26,390
Infosys Ltd., ADR	28,067	560,217
Ingersoll Rand India Ltd.	118	5,200
Inox Wind Ltd.(1)	1,250	9,091
Insecticides India Ltd.	135	873
Intellect Design Arena Ltd.	1,070	14,249
IOL Chemicals & Pharmaceuticals Ltd.	258	1,262
ION Exchange India Ltd.	1,470	8,567
Ipca Laboratories Ltd.	3,384	48,608
IRB Infrastructure Developers Ltd.	31,598	23,925
ISGEC Heavy Engineering Ltd.	33	338
21

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
ISMT Ltd.(1)	10,622	$11,428
ITD Cementation India Ltd.	5,135	20,447
J Kumar Infraprojects Ltd.	1,305	10,126
Jai Corp. Ltd.	1,548	5,877
Jain Irrigation Systems Ltd.(1)	8,727	5,775
Jaiprakash Associates Ltd.(1)	6,016	1,445
Jammu & Kashmir Bank Ltd.	12,243	21,097
Jamna Auto Industries Ltd.	9,888	14,255
Jindal Poly Films Ltd.	165	1,129
JK Tyre & Industries Ltd.	5,765	36,083
JM Financial Ltd.	22,621	26,228
Jubilant Foodworks Ltd.	5,388	30,138
Jubilant Pharmova Ltd.	2,735	18,710
Just Dial Ltd.(1)	227	2,532
Jyothy Labs Ltd.	831	4,631
Kajaria Ceramics Ltd.	1,731	26,632
Kalpataru Projects International Ltd.	4,219	49,041
Kansai Nerolac Paints Ltd.	169	590
Karnataka Bank Ltd.	12,516	34,246
Karur Vysya Bank Ltd.	19,881	43,948
KEC International Ltd.	6,432	56,274
KEI Industries Ltd.(1)	920	35,555
Kellton Tech Solutions Ltd.(1)	119	162
Kennametal India Ltd.	93	2,596
Kiri Industries Ltd.(1)	1,143	5,313
Kirloskar Brothers Ltd.	1,718	19,043
Kirloskar Oil Engines Ltd.	1,380	15,212
Kitex Garments Ltd.	301	868
Kolte-Patil Developers Ltd.	1,063	5,983
Kotak Mahindra Bank Ltd.	6,299	128,153
KPI Green Energy Ltd.	1,891	39,333
KPIT Technologies Ltd.	3,706	70,040
KPR Mill Ltd.	1,251	11,591
KSB Ltd.	165	7,274
LA Opala RG Ltd.	598	2,437
Laurus Labs Ltd.	10,537	51,597
Lemon Tree Hotels Ltd.(1)	409	687
LG Balakrishnan & Bros Ltd.	987	13,568
LIC Housing Finance Ltd.	7,858	61,337
LT Foods Ltd.	10,941	23,741
Lumax Auto Technologies Ltd.	732	4,236
Lupin Ltd.	6,741	131,860
LUX Industries Ltd.	48	678
Maharashtra Scooters Ltd.	59	5,336
Mahindra & Mahindra Financial Services Ltd.	11,400	38,880
Mahindra & Mahindra Ltd.	6,044	140,733
Mahindra Holidays & Resorts India Ltd.(1)	1,372	6,899
Mahindra Lifespace Developers Ltd.	220	1,533
Mahindra Logistics Ltd.	1,203	6,168
Maithan Alloys Ltd.	69	884
Man Infraconstruction Ltd.	9,852	25,494
22

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Manali Petrochemicals Ltd.	1,472	$1,231
Manappuram Finance Ltd.	24,144	51,346
Marico Ltd.	4,760	29,990
Marksans Pharma Ltd.	20,721	38,056
Maruti Suzuki India Ltd.	481	65,461
MAS Financial Services Ltd.	72	292
MAS Financial Services Ltd.(1)	144	583
Mastek Ltd.	113	3,994
Max Financial Services Ltd.(1)	6,710	78,301
Max Healthcare Institute Ltd.	3,221	30,827
Mayur Uniquoters Ltd.	41	249
Mazagon Dock Shipbuilders Ltd.	817	20,540
Meghmani Organics Ltd.	1,526	1,786
Metropolis Healthcare Ltd.	468	9,036
Minda Corp. Ltd.	5,182	26,226
Mirza International Ltd.(1)	663	380
Mishra Dhatu Nigam Ltd.	621	3,037
MOIL Ltd.	132	422
Mold-Tek Packaging Ltd.	61	622
Monte Carlo Fashions Ltd.	87	656
Motherson Sumi Wiring India Ltd.	1,471	1,242
Motilal Oswal Financial Services Ltd.	932	18,108
Mphasis Ltd.	2,700	85,177
MRF Ltd.	51	89,910
MSTC Ltd.	182	1,993
Multi Commodity Exchange of India Ltd.	1,061	48,062
Muthoot Finance Ltd.	3,898	61,142
Narayana Hrudayalaya Ltd.	2,815	45,548
Natco Pharma Ltd.	452	5,421
National Fertilizers Ltd.	712	843
Navin Fluorine International Ltd.	205	7,473
Navkar Corp. Ltd.(1)	1,587	2,043
Navneet Education Ltd.	1,113	2,033
NELCO Ltd.	265	2,410
Neogen Chemicals Ltd.	29	463
Nestle India Ltd.	2,500	78,294
Neuland Laboratories Ltd.	535	46,029
New Delhi Television Ltd.(1)	834	2,563
Newgen Software Technologies Ltd.	262	2,681
NIIT Learning Systems Ltd.	4,133	25,898
NIIT Ltd.	525	784
Nippon Life India Asset Management Ltd.	5,016	31,213
NOCIL Ltd.	4,984	15,748
Nuvama Wealth Management Ltd.(1)	227	11,255
Oberoi Realty Ltd.	1,342	21,701
Olectra Greentech Ltd.	242	5,732
Omaxe Ltd.(1)	298	363
OnMobile Global Ltd.(1)	473	463
Optiemus Infracom Ltd.	173	621
Oracle Financial Services Software Ltd.	736	68,033
Orient Cement Ltd.	6,086	16,663
23

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Orient Electric Ltd.	7,722	$19,404
Orient Paper & Industries Ltd.	2,680	1,586
Orissa Minerals Development Co. Ltd.(1)	250	20,438
Page Industries Ltd.	64	26,481
Paisalo Digital Ltd.	1,547	3,427
Panama Petrochem Ltd.	1,604	6,644
Patel Engineering Ltd.(1)	19,479	15,841
PB Fintech Ltd.(1)	1,423	20,016
PC Jeweller Ltd.(1)	3,055	2,134
PDS Ltd.	771	4,759
Pennar Industries Ltd.(1)	6,469	10,445
Persistent Systems Ltd.	1,185	123,315
PG Electroplast Ltd.(1)	56	1,226
Phoenix Mills Ltd.	121	4,015
PI Industries Ltd.	312	13,820
Pidilite Industries Ltd.	864	28,527
Piramal Enterprises Ltd.	1,428	15,757
Piramal Pharma Ltd.(1)	956	1,521
PNB Housing Finance Ltd.(1)	4,528	37,887
Pokarna Ltd.	11	66
Polycab India Ltd.	272	15,571
Polyplex Corp. Ltd.	250	2,598
Poonawalla Fincorp Ltd.	944	5,313
Power Finance Corp. Ltd.	31,049	150,206
Power Grid Corp. of India Ltd.	59,370	202,836
Power Mech Projects Ltd.	292	17,977
Praj Industries Ltd.	5,232	31,436
Prakash Industries Ltd.(1)	7,645	15,895
Prestige Estates Projects Ltd.	1,620	22,800
Pricol Ltd.(1)	2,446	11,906
Prince Pipes & Fittings Ltd.(1)	312	2,154
Procter & Gamble Health Ltd.	253	15,511
PSP Projects Ltd.	400	3,341
Quess Corp. Ltd.	2,051	12,709
Radico Khaitan Ltd.	822	15,545
Rajesh Exports Ltd.(1)	1,830	6,803
Rallis India Ltd.	2,626	7,844
Ramco Systems Ltd.(1)	27	103
RattanIndia Power Ltd.(1)	2,552	310
Raymond Ltd.	1,481	32,744
RBL Bank Ltd.	17,801	55,835
REC Ltd.	48,600	258,791
Redington Ltd.	22,111	55,066
Redtape Ltd.(1)	663	4,806
Relaxo Footwears Ltd.	151	1,523
Reliance Industrial Infrastructure Ltd.	30	513
Religare Enterprises Ltd.(1)	307	873
Repco Home Finance Ltd.	2,127	11,199
Restaurant Brands Asia Ltd.(1)	5,972	7,700
Rico Auto Industries Ltd.	5,876	7,305
RITES Ltd.	2,395	22,536
24

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Route Mobile Ltd.	573	$11,020
RPG Life Sciences Ltd.	383	7,021
RSWM Ltd.	288	678
Rupa & Co. Ltd.	235	775
Safari Industries India Ltd.	448	11,017
Saksoft Ltd.	523	1,710
Samvardhana Motherson International Ltd.	35,666	51,241
Sanghvi Movers Ltd.	1,660	22,755
Sanofi India Ltd.	269	27,878
Sansera Engineering Ltd.	1,731	21,393
Satia Industries Ltd.	1,711	2,565
Satin Creditcare Network Ltd.(1)	3,993	11,315
SBI Cards & Payment Services Ltd.	3,253	28,221
SBI Life Insurance Co. Ltd.	2,251	42,060
Schaeffler India Ltd.	291	10,164
Schneider Electric Infrastructure Ltd.(1)	344	2,642
SEAMEC Ltd.	7	93
Sequent Scientific Ltd.(1)	193	298
Seshasayee Paper & Boards Ltd.	951	3,773
Shakti Pumps India Ltd.	49	777
Shankara Building Products Ltd.	97	847
Shanthi Gears Ltd.	393	2,471
Shipping Corp. of India Ltd.(1)	3,065	1,000
Shoppers Stop Ltd.(1)	706	6,319
Shriram Finance Ltd.	7,340	215,614
Siemens Ltd.	473	26,668
Siyaram Silk Mills Ltd.	139	840
SKF India Ltd.	82	4,666
Sobha Ltd.	3,032	57,086
SOM Distilleries & Breweries Ltd.(1)	592	1,964
Sonata Software Ltd.	7,642	74,620
South Indian Bank Ltd.	66,498	25,861
Southern Petrochemical Industries Corp. Ltd.	1,412	1,509
Spandana Sphoorty Financial Ltd.(1)	269	2,964
Speciality Restaurants Ltd.	716	1,862
SRF Ltd.	1,025	29,549
Star Cement Ltd.(1)	8,834	22,036
State Bank of India, GDR	2,019	183,658
Steel Strips Wheels Ltd.	1,280	3,897
Sterlite Technologies Ltd.	1,461	2,415
Stove Kraft Ltd.(1)	129	760
Strides Pharma Science Ltd.	3,755	35,579
Sudarshan Chemical Industries Ltd.	2,197	15,575
Sumitomo Chemical India Ltd.	255	1,151
Sun Pharmaceutical Industries Ltd.	9,881	187,848
Sun TV Network Ltd.	2,685	19,931
Sundaram Finance Ltd.	138	6,929
Sundram Fasteners Ltd.	1,429	18,433
Sunflag Iron & Steel Co. Ltd.(1)	4,123	9,925
Sunteck Realty Ltd.	539	3,000
Suprajit Engineering Ltd.	837	4,294
25

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Supreme Industries Ltd.	832	$41,610
Supreme Petrochem Ltd.	3,462	30,474
Surya Roshni Ltd.	2,760	19,958
Suven Pharmaceuticals Ltd.(1)	2,090	15,856
Suzlon Energy Ltd.(1)	65,829	35,865
Syngene International Ltd.	1,965	16,715
Tamil Nadu Newsprint & Papers Ltd.	2,474	7,970
Tamilnad Mercantile Bank Ltd.	3,115	18,167
Tamilnadu Petroproducts Ltd.	713	797
Tanla Platforms Ltd.	1,537	18,111
Tata Communications Ltd.	1,782	41,269
Tata Consultancy Services Ltd.	6,448	318,087
Tata Consumer Products Ltd.	1,825	26,172
Tata Elxsi Ltd.	235	22,129
Tata Investment Corp. Ltd.	407	35,522
Tata Motors Ltd.	7,155	81,918
Tata Teleservices Maharashtra Ltd.(1)	1,227	1,293
TCI Express Ltd.	160	2,158
TeamLease Services Ltd.(1)	66	2,394
Tech Mahindra Ltd.	9,939	152,735
Technocraft Industries India Ltd.(1)	45	1,050
Tejas Networks Ltd.(1)	62	558
Texmaco Rail & Engineering Ltd.	4,065	9,258
Thermax Ltd.	262	11,470
Thirumalai Chemicals Ltd.	1,582	4,639
Thomas Cook India Ltd.	224	442
Thyrocare Technologies Ltd.	317	2,640
Time Technoplast Ltd.	3,799	9,941
Titagarh Rail System Ltd.	4,175	47,184
Titan Co. Ltd.	243	10,619
Torrent Pharmaceuticals Ltd.	1,443	46,491
TransIndia Real Estate Ltd.(1)	3,177	2,131
Transport Corp. of India Ltd.	729	7,290
Trent Ltd.	985	46,035
Triveni Turbine Ltd.	2,044	12,263
TTK Prestige Ltd.	440	3,966
Tube Investments of India Ltd.	862	36,185
TV Today Network Ltd.	140	404
TV18 Broadcast Ltd.(1)	8,772	6,300
TVS Motor Co. Ltd.(1)	720	18,554
TVS Srichakra Ltd.	149	7,709
Uflex Ltd.	913	4,725
Ugar Sugar Works Ltd.	5,572	5,406
Ujjivan Financial Services Ltd.	1,257	8,309
Ujjivan Small Finance Bank Ltd.	36,598	23,450
Unichem Laboratories Ltd.(1)	1,194	7,458
United Spirits Ltd.	3,841	53,992
UNO Minda Ltd.	1,755	14,139
UPL Ltd.	3,978	22,529
UTI Asset Management Co. Ltd.	2,128	22,950
VA Tech Wabag Ltd.(1)	485	4,278
26

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Vaibhav Global Ltd.	295	$1,500
Vakrangee Ltd.	10,638	3,213
Valiant Organics Ltd.(1)	107	552
Vardhman Textiles Ltd.	4,701	24,210
Varroc Engineering Ltd.(1)	1,311	7,690
Varun Beverages Ltd.	5,540	94,149
Venky's India Ltd.	65	1,384
Vinati Organics Ltd.	987	19,832
VIP Industries Ltd.	2,799	18,645
Visaka Industries Ltd.	1,090	1,759
Vishnu Chemicals Ltd.	520	1,874
VL E-Governance & IT Solutions Ltd.(1)	1,063	908
Vodafone Idea Ltd.(1)	38,671	6,368
Voltamp Transformers Ltd.	368	39,001
Voltas Ltd.	1,433	19,151
VRL Logistics Ltd.	1,176	8,286
Welspun Corp. Ltd.	5,585	34,388
Welspun Enterprises Ltd.	4,619	17,562
Welspun Living Ltd.	11,181	20,830
West Coast Paper Mills Ltd.	1,404	10,504
Westlife Foodworld Ltd.	866	7,816
Whirlpool of India Ltd.	24	364
Wipro Ltd., ADR(2)	7,838	48,517
Wonderla Holidays Ltd.	85	965
Yes Bank Ltd.(1)	190,559	56,034
Zee Entertainment Enterprises Ltd.(1)	13,949	27,000
Zee Media Corp. Ltd.(1)	1,302	218
Zen Technologies Ltd.	88	914
Zensar Technologies Ltd.	3,981	26,364
Zomato Ltd.(1)	23,644	47,061
		14,162,518
Indonesia — 2.0%
Ace Hardware Indonesia Tbk. PT	275,400	14,636
Adi Sarana Armada Tbk. PT(1)	24,700	1,153
Astra Otoparts Tbk. PT	48,000	7,185
Bank BTPN Syariah Tbk. PT	151,900	13,295
Bank Bukopin Tbk. PT(1)	53,500	262
Bank Central Asia Tbk. PT	234,500	147,563
Bank Jago Tbk. PT(1)	5,400	934
Bank Mandiri Persero Tbk. PT	466,000	208,150
Bank Negara Indonesia Persero Tbk. PT	271,600	103,801
Bank Pan Indonesia Tbk. PT(1)	80,400	5,735
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	53,200	4,079
Bank Pembangunan Daerah Jawa Timur Tbk. PT	41,400	1,593
Bank Rakyat Indonesia Persero Tbk. PT	438,600	170,915
Bank Tabungan Negara Persero Tbk. PT	186,378	16,974
Berkah Beton Sadaya Tbk. PT(1)	76,000	242
BFI Finance Indonesia Tbk. PT	382,100	33,525
Blue Bird Tbk. PT	27,400	3,050
Buana Lintas Lautan Tbk. PT(1)	202,000	1,335
Bukalapak.com Tbk. PT(1)	1,846,700	18,491
27

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Bumi Serpong Damai Tbk. PT(1)	193,500	$12,482
Bundamedik Tbk. PT	26,100	518
Ciputra Development Tbk. PT	379,000	30,563
Clipan Finance Indonesia Tbk. PT	215,900	6,796
Dharma Polimetal Tbk. PT	95,600	7,301
Erajaya Swasembada Tbk. PT	171,000	5,166
FKS Food Sejahtera Tbk. PT(1)	222,100	1,876
Gajah Tunggal Tbk. PT(1)	142,900	10,676
Global Mediacom Tbk. PT(1)	309,100	4,685
GoTo Gojek Tokopedia Tbk. PT(1)	1,028,900	4,657
Indosat Tbk. PT	20,600	14,988
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	73,400	2,874
Jasa Marga Persero Tbk. PT	100,800	34,817
Kalbe Farma Tbk. PT	129,500	12,260
Kencana Energi Lestari Tbk. PT	50,900	2,703
Kino Indonesia Tbk. PT(1)	2,700	240
Lippo Cikarang Tbk. PT(1)	14,500	567
Lippo Karawaci Tbk. PT(1)	161,800	772
M Cash Integrasi PT(1)	200	35
Map Aktif Adiperkasa PT	366,600	25,670
Mark Dynamics Indonesia Tbk. PT	9,400	478
Matahari Department Store Tbk. PT	22,200	2,544
Matahari Putra Prima Tbk. PT(1)	52,400	173
Media Nusantara Citra Tbk. PT	130,500	2,710
Medikaloka Hermina Tbk. PT	141,100	11,352
Merdeka Copper Gold Tbk. PT(1)	40,000	5,753
Mitra Adiperkasa Tbk. PT	356,100	43,503
Mitra Keluarga Karyasehat Tbk. PT	92,200	15,119
Mitra Pinasthika Mustika Tbk. PT	24,800	1,672
MNC Kapital Indonesia Tbk. PT(1)	229,100	727
MNC Vision Networks Tbk. PT(1)	49,200	156
Multipolar Tbk. PT(1)	32,500	126
Nusantara Infrastructure Tbk. PT(1)	136,200	2,167
Pabrik Kertas Tjiwi Kimia Tbk. PT	34,200	14,912
Pacific Strategic Financial Tbk. PT(1)	3,500	247
Pakuwon Jati Tbk. PT	222,300	5,737
Panin Financial Tbk. PT(1)	351,600	5,822
Puradelta Lestari Tbk. PT	79,500	805
Samator Indo Gas Tbk. PT	15,200	1,466
Samudera Indonesia Tbk. PT	253,000	5,156
Sarana Menara Nusantara Tbk. PT	139,700	8,192
Sariguna Primatirta Tbk. PT	75,900	3,651
Smartfren Telecom Tbk. PT(1)	1,936,300	6,526
Steel Pipe Industry of Indonesia PT	14,200	262
Sumber Alfaria Trijaya Tbk. PT	247,500	43,312
Summarecon Agung Tbk. PT	448,100	15,667
Surya Citra Media Tbk. PT	87,600	831
Telkom Indonesia Persero Tbk. PT, ADR	5,917	151,357
Temas Tbk. PT	233,000	2,382
Tower Bersama Infrastructure Tbk. PT	29,400	3,477
Unilever Indonesia Tbk. PT	98,800	17,181
28

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Wijaya Karya Persero Tbk. PT(1)	127,000	$1,940
XL Axiata Tbk. PT	303,800	46,055
		1,354,022
Malaysia — 1.7%
Aeon Co. M Bhd.	6,500	1,550
AEON Credit Service M Bhd.	1,000	1,337
Agmo Holdings Bhd.(1)	311	32
Alliance Bank Malaysia Bhd.	34,600	25,967
AMMB Holdings Bhd.	38,600	35,334
Ann Joo Resources Bhd.(1)	300	68
Astro Malaysia Holdings Bhd.	35,300	2,645
Axiata Group Bhd.	43,100	25,265
Bank Islam Malaysia Bhd.	21,600	11,208
Berjaya Food Bhd.	31,108	3,442
Bermaz Auto Bhd.	43,100	22,156
Bursa Malaysia Bhd.	8,100	12,765
Cahya Mata Sarawak Bhd.	36,000	7,291
Carlsberg Brewery Malaysia Bhd.	2,300	9,233
CELCOMDIGI Bhd.	44,300	40,679
CIMB Group Holdings Bhd.	68,131	92,779
CTOS Digital Bhd.	300	95
Cypark Resources Bhd.(1)	24,100	4,172
D&O Green Technologies Bhd.(1)	100	70
Dayang Enterprise Holdings Bhd.	5,400	2,656
DRB-Hicom Bhd.	28,000	8,215
Dufu Technology Corp. Bhd.	2,100	785
Eco World Development Group Bhd.	7,800	2,141
Ekovest Bhd.(1)	137,000	13,173
Evergreen Fibreboard Bhd.(1)	4,000	249
Fraser & Neave Holdings Bhd.	1,000	6,218
Frontken Corp. Bhd.	13,400	10,392
Gamuda Bhd.	50,557	56,389
Greatech Technology Bhd.(1)	1,100	1,108
Hartalega Holdings Bhd.(1)	62,500	33,076
Heineken Malaysia Bhd.	2,800	13,383
Hengyuan Refining Co. Bhd.(1)	5,300	3,193
Hextar Healthcare Bhd.(1)	4,200	186
Hiap Teck Venture Bhd.	7,600	619
Hong Leong Bank Bhd.	2,500	10,395
Hong Leong Capital Bhd.	600	545
Hong Leong Financial Group Bhd.	2,800	10,029
IHH Healthcare Bhd.	13,000	16,838
Inari Amertron Bhd.	23,700	15,866
IOI Properties Group Bhd.	1,100	533
JAKS Resources Bhd.(1)	1,300	52
Kelington Group Bhd.	20,500	11,033
KNM Group Bhd.(1)	12,700	227
Kossan Rubber Industries Bhd.	56,000	22,183
KPJ Healthcare Bhd.	79,400	27,595
Lingkaran Trans Kota Holdings Bhd.(1)	10,400	9
Lotte Chemical Titan Holding Bhd.(1)	2,000	497
29

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Mah Sing Group Bhd.	102,400	$21,188
Malayan Banking Bhd.	30,400	61,077
Malaysia Airports Holdings Bhd.	15,300	27,339
Malaysia Building Society Bhd.	55,700	8,936
Malaysian Pacific Industries Bhd.	3,100	18,992
Malaysian Resources Corp. Bhd.	70,200	8,673
Maxis Bhd.	30,600	24,004
Mieco Chipboard Bhd.(1)	700	96
MR DIY Group M Bhd.	30,700	10,090
My EG Services Bhd.	79,276	13,465
Nestle Malaysia Bhd.	400	10,537
Pentamaster Corp. Bhd.	1,100	996
Perak Transit Bhd.	7,500	2,072
Petron Malaysia Refining & Marketing Bhd.	500	483
Press Metal Aluminium Holdings Bhd.	18,700	18,456
Public Bank Bhd.	132,700	123,163
Ranhill Utilities Bhd.	85,100	20,311
RHB Bank Bhd.	29,514	34,857
Scientex Bhd.	3,300	2,705
Shin Yang Group Bhd.	22,500	2,967
Signature International Bhd.(1)	3,300	644
Sime Darby Bhd.	21,700	12,399
Sime Darby Property Bhd.	161,300	26,230
SP Setia Bhd. Group	37,400	6,672
Sunway Bhd.	3,100	1,831
Supermax Corp. Bhd.	62,800	10,989
Swift Haulage Bhd.	2,100	248
Syarikat Takaful Malaysia Keluarga Bhd.	500	392
Telekom Malaysia Bhd.	20,300	25,894
TIME dotCom Bhd.	18,400	21,349
Top Glove Corp. Bhd.(1)	32,000	5,431
UEM Sunrise Bhd.	56,400	12,392
Unisem M Bhd.	5,800	4,078
UWC Bhd.(1)	5,800	4,199
Velesto Energy Bhd.(1)	241,600	14,497
ViTrox Corp. Bhd.	1,800	2,846
VS Industry Bhd.	3,800	593
WCE Holdings Bhd.(1)	131,600	26,627
Westports Holdings Bhd.	2,000	1,591
		1,152,982
Mexico — 2.9%
Alsea SAB de CV(1)	11,885	45,687
America Movil SAB de CV, ADR	8,787	164,405
Arca Continental SAB de CV	2,953	31,834
Banco del Bajio SA	23,300	86,246
Becle SAB de CV	1,787	4,175
Bolsa Mexicana de Valores SAB de CV	2,313	5,008
Corp. Inmobiliaria Vesta SAB de CV(2)	12,012	42,172
Fomento Economico Mexicano SAB de CV, ADR	845	104,983
Genomma Lab Internacional SAB de CV, Class B	29,533	22,855
Gentera SAB de CV	47,480	71,369
30

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,158	$80,574
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	446	66,088
Grupo Aeroportuario del Sureste SAB de CV, ADR	348	102,441
Grupo Bimbo SAB de CV, Series A	17,797	74,459
Grupo Comercial Chedraui SA de CV(2)	6,423	49,332
Grupo Financiero Banorte SAB de CV, Class O	30,706	317,613
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,434	74,244
Grupo Mexico SAB de CV, Series B	25,629	124,970
Grupo Televisa SAB, ADR	9,397	28,097
Grupo Traxion SAB de CV(1)	3,318	5,994
Industrias Penoles SAB de CV(1)	2,227	28,081
Kimberly-Clark de Mexico SAB de CV, A Shares	27,103	60,251
La Comer SAB de CV	8,301	19,014
Megacable Holdings SAB de CV	11,310	29,031
Nemak SAB de CV(1)	118,712	24,168
Ollamani SAB(1)	2,349	3,933
Operadora De Sites Mexicanos SAB de CV	12,300	14,368
Orbia Advance Corp. SAB de CV	23,350	43,140
Promotora y Operadora de Infraestructura SAB de CV	3,412	35,621
Qualitas Controladora SAB de CV	6,986	78,491
Regional SAB de CV	2,759	25,738
Sitios Latinoamerica SAB de CV(1)(2)	6,259	2,240
Wal-Mart de Mexico SAB de CV	21,171	84,564
		1,951,186
Peru — 0.4%
Credicorp Ltd.	795	135,849
Intercorp Financial Services, Inc.	1,166	31,832
Southern Copper Corp.(2)	1,010	81,669
		249,350
Philippines — 0.8%
Ayala Land, Inc.	42,000	26,177
Bank of the Philippine Islands	15,378	34,240
BDO Unibank, Inc.	24,870	67,753
Century Pacific Food, Inc.	32,600	19,428
Converge Information & Communications Technology Solutions, Inc.(1)	41,600	6,663
Globe Telecom, Inc.	421	12,879
GT Capital Holdings, Inc.	2,810	35,116
International Container Terminal Services, Inc.	13,390	68,715
Jollibee Foods Corp.	8,540	41,586
LT Group, Inc.	20,600	3,485
Manila Electric Co.	5,400	37,492
Megaworld Corp.	368,000	12,644
Metropolitan Bank & Trust Co.	52,360	57,749
Monde Nissin Corp.	22,000	3,916
PLDT, Inc., ADR(2)	973	22,418
Puregold Price Club, Inc.	32,500	15,902
Robinsons Land Corp.	43,400	12,641
Robinsons Retail Holdings, Inc.	840	560
Security Bank Corp.	12,800	16,147
SM Investments Corp.	1,130	18,909
31

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
SM Prime Holdings, Inc.	60,600	$34,078
Wilcon Depot, Inc.	20,200	7,758
		556,256
Poland — 1.3%
Alior Bank SA(1)	3,549	85,254
Allegro.eu SA(1)	2,110	17,052
AmRest Holdings SE(1)	1,970	12,346
Asseco Poland SA	475	8,920
Bank Handlowy w Warszawie SA	66	1,817
Bank Millennium SA(1)	17,448	43,657
Bank Polska Kasa Opieki SA	2,030	88,048
Budimex SA	250	45,698
CCC SA(1)	1,626	30,994
CD Projekt SA	604	16,600
Cyfrowy Polsat SA(1)	666	1,956
Dino Polska SA(1)	314	36,537
Grupa Kety SA	228	40,267
KGHM Polska Miedz SA	1,466	39,622
KRUK SA	530	55,884
LPP SA	13	58,478
mBank SA(1)	188	32,759
Orange Polska SA	21,344	43,684
Pepco Group NV(1)	3,035	15,231
Powszechna Kasa Oszczednosci Bank Polski SA	3,196	44,537
Powszechny Zaklad Ubezpieczen SA	3,525	43,376
Santander Bank Polska SA	441	60,817
TEN Square Games SA	24	575
Text SA	370	8,860
Warsaw Stock Exchange	116	1,280
XTB SA	1,678	20,273
		854,522
Singapore — 0.0%
Super Hi International Holding Ltd.(1)	1,500	1,915
South Africa — 3.3%
Absa Group Ltd.	9,956	84,992
AECI Ltd.	4,838	24,520
Anglo American Platinum Ltd.	366	14,080
Anglogold Ashanti PLC (New York)	5,932	110,394
Aspen Pharmacare Holdings Ltd.	5,676	57,987
Astral Foods Ltd.(1)	1,219	9,311
AVI Ltd.	4,867	22,714
Barloworld Ltd.	4,158	14,584
Bid Corp. Ltd.	1,751	40,930
Capitec Bank Holdings Ltd.	303	31,923
Clicks Group Ltd.	3,595	56,135
Coronation Fund Managers Ltd.	7,250	11,807
Curro Holdings Ltd.	12,198	7,197
DataTec Ltd.	7,041	14,784
Dis-Chem Pharmacies Ltd.	4,826	7,682
Discovery Ltd.	3,836	27,205
FirstRand Ltd.	34,957	118,263
32

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Fortress Real Estate Investments Ltd., Class B(1)	27,151	$23,549
Foschini Group Ltd.	12,230	66,792
Gold Fields Ltd., ADR(2)	9,957	129,839
Grindrod Ltd.	30,545	20,565
Impala Platinum Holdings Ltd.(2)	10,823	36,729
Investec Ltd.	3,564	22,437
JSE Ltd.	1,034	4,724
KAP Ltd.(1)	60,434	7,242
Kumba Iron Ore Ltd.	626	17,527
Life Healthcare Group Holdings Ltd.	24,861	22,748
Merafe Resources Ltd.	24,876	1,622
Momentum Metropolitan Holdings	64,195	69,744
Mr Price Group Ltd.	2,419	21,452
MTN Group Ltd.	16,716	72,860
MultiChoice Group(1)	6,735	36,679
Naspers Ltd., N Shares	595	97,737
Nedbank Group Ltd.	5,874	67,200
NEPI Rockcastle NV	11,218	80,046
Netcare Ltd.	21,250	15,001
Ninety One Ltd.	3,606	7,355
Northam Platinum Holdings Ltd.	8,393	47,965
Oceana Group Ltd.	54	201
Old Mutual Ltd.	136,087	84,698
Omnia Holdings Ltd.	7,035	22,910
OUTsurance Group Ltd.	6,900	14,971
Pepkor Holdings Ltd.	12,142	11,831
Pick n Pay Stores Ltd.	5,204	5,491
PPC Ltd.(1)	28,548	5,484
PSG Financial Services Ltd.	6,160	4,878
Raubex Group Ltd.	1,141	1,662
Remgro Ltd.	6,683	50,692
Reunert Ltd.	2,135	7,257
RMB Holdings Ltd.	14,659	290
Sanlam Ltd.	17,068	65,434
Santam Ltd.	460	7,259
Sappi Ltd.	29,075	69,921
Shoprite Holdings Ltd.	3,257	43,880
Sibanye Stillwater Ltd., ADR(2)	14,056	57,911
SPAR Group Ltd.(1)	4,101	20,860
Standard Bank Group Ltd.	11,257	118,559
Telkom SA SOC Ltd.(1)	10,945	16,479
Transaction Capital Ltd.(1)	1,594	803
Truworths International Ltd.	9,275	34,792
Vodacom Group Ltd.	3,824	18,776
Wilson Bayly Holmes-Ovcon Ltd.(1)	48	326
Woolworths Holdings Ltd.	10,948	36,621
Zeda Ltd.(1)	5,064	3,042
		2,229,349
South Korea — 13.8%
Aekyung Chemical Co. Ltd.	845	8,631
33

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Aekyung Industrial Co. Ltd.	22	$267
AfreecaTV Co. Ltd.	182	17,609
Agabang&Company(1)	104	504
Ahnlab, Inc.	19	1,022
Aju IB Investment Co. Ltd.	40	83
Alteogen, Inc.(1)	72	8,665
Amorepacific Corp.	218	19,602
AMOREPACIFIC Group	330	6,618
Ananti, Inc.(1)	2,338	11,057
Asiana Airlines, Inc.(1)	798	6,978
BGF Co. Ltd.	183	540
BGF retail Co. Ltd.	124	12,304
BH Co. Ltd.	1,314	16,895
Binex Co. Ltd.(1)	241	1,986
Bioneer Corp.(1)	219	4,031
BNK Financial Group, Inc.	11,943	67,341
Boryung	641	5,735
Bukwang Pharmaceutical Co. Ltd.	313	1,541
Byucksan Corp.	247	458
Celltrion, Inc.	846	114,410
Chabiotech Co. Ltd.(1)	409	5,148
Cheil Worldwide, Inc.	2,238	31,091
Chong Kun Dang Pharmaceutical Corp.	63	5,116
CJ CGV Co. Ltd.(1)	1,341	6,231
CJ CheilJedang Corp.	161	36,284
CJ ENM Co. Ltd.(1)	366	21,850
CJ Logistics Corp.(1)	168	15,700
Classys, Inc.	220	5,320
Com2uSCorp	75	2,405
Coreana Cosmetics Co. Ltd.(1)	63	124
CosmoAM&T Co. Ltd.(1)	66	8,821
Cosmochemical Co. Ltd.(1)	322	8,513
Coupang, Inc.(1)	9,265	171,588
Coway Co. Ltd.	1,791	72,898
COWELL FASHION Co. Ltd.	408	1,033
CS Wind Corp.	247	9,614
Cuckoo Homesys Co. Ltd.(1)	229	3,452
Daeduck Electronics Co. Ltd.(1)	1,550	26,011
Daewoo Engineering & Construction Co. Ltd.(1)	4,420	13,225
Daewoong Co. Ltd.	334	5,516
Daewoong Pharmaceutical Co. Ltd.	35	3,014
Daishin Securities Co. Ltd.(1)	1,108	13,676
Danal Co. Ltd.(1)	122	397
DB HiTek Co. Ltd.	1,435	50,156
DB Insurance Co. Ltd.(1)	1,323	98,173
Dentium Co. Ltd.(1)	103	11,176
DGB Financial Group, Inc.	7,996	53,233
DI Dong Il Corp.	413	8,876
DL E&C Co. Ltd.	1,023	28,471
DL Holdings Co. Ltd.(1)	161	5,756
DN Automotive Corp.	86	5,348
34

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Dong-A Socio Holdings Co. Ltd.	11	$900
DongKook Pharmaceutical Co. Ltd.	217	2,691
Dongkuk Steel Mill Co. Ltd.	2,161	21,006
Dongwha Enterprise Co. Ltd.(1)	439	22,740
Dongwon Development Co. Ltd.	33	74
Doosan Bobcat, Inc.	584	20,618
Doosan Co. Ltd.(1)	6	411
Doosan Enerbility Co. Ltd.(1)	2,829	34,529
Doosan Fuel Cell Co. Ltd.(1)	117	1,749
DoubleUGames Co. Ltd.	272	9,470
Douzone Bizon Co. Ltd.(1)	391	13,400
Dreamtech Co. Ltd.(1)	427	3,538
Duk San Neolux Co. Ltd.(1)	113	3,304
Echo Marketing, Inc.	508	4,018
Ecopro BM Co. Ltd.(1)	131	26,330
Ecopro HN Co. Ltd.	244	11,001
E-MART, Inc.(1)	419	23,307
Eo Technics Co. Ltd.(1)	208	32,088
Eugene Investment & Securities Co. Ltd.(1)	7,233	23,250
Eugene Technology Co. Ltd.	90	2,552
F&F Co. Ltd.	183	9,963
Fila Holdings Corp.	1,242	35,796
Genexine, Inc.(1)	113	675
GOLFZON Co. Ltd.(1)	202	11,909
Gradiant Corp.	390	4,068
GS Engineering & Construction Corp.(1)	851	10,209
GS Retail Co. Ltd.	1,212	20,311
Hana Financial Group, Inc.	5,685	241,885
Hana Materials, Inc.	364	13,031
Handsome Co. Ltd.	153	2,195
Hanjin Transportation Co. Ltd.	134	2,406
Hankook Tire & Technology Co. Ltd.	1,912	77,895
Hanmi Pharm Co. Ltd.	75	18,823
Hanmi Semiconductor Co. Ltd.(1)	497	31,798
Hanon Systems	5,362	24,845
Hansae Co. Ltd.	851	13,051
Hansol Chemical Co. Ltd.(1)	157	20,122
Hansol Technics Co. Ltd.(1)	3,836	19,319
Hanssem Co. Ltd.	81	2,949
Hanwha Galleria Corp.(1)	853	932
Hanwha General Insurance Co. Ltd.(1)	3,225	11,637
Hanwha Investment & Securities Co. Ltd.(1)	1,411	4,721
Hanwha Life Insurance Co. Ltd.(1)	12,413	29,416
Hanwha Solutions Corp.	1,746	36,459
Hanwha Systems Co. Ltd.	520	6,522
HD Hyundai Construction Equipment Co. Ltd.	251	10,164
HD Hyundai Electric Co. Ltd.	295	27,634
HD Hyundai Heavy Industries Co. Ltd.	55	4,877
HD Hyundai Infracore Co. Ltd.(1)	2,501	15,146
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,375	35,466
Helixmith Co. Ltd.(1)	119	376
35

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Hite Jinro Co. Ltd.	950	$14,258
HL Holdings Corp.(1)	51	1,329
HL Mando Co. Ltd.	1,140	28,462
HMM Co. Ltd.(1)	4,613	63,291
Homecast Co. Ltd.(1)	823	1,721
Hotel Shilla Co. Ltd.	819	37,023
Hugel, Inc.(1)	52	7,169
Humasis Co. Ltd.(1)	6,180	8,118
Humax Co. Ltd.(1)	333	745
Humedix Co. Ltd.	72	1,525
Hwaseung Enterprise Co. Ltd.(1)	36	190
HYBE Co. Ltd.	140	20,968
Hyosung Advanced Materials Corp.	72	18,063
Hyosung Chemical Corp.(1)	3	152
Hyosung Corp.	86	3,864
Hyosung Heavy Industries Corp.	83	12,015
Hyosung TNC Corp.	101	21,982
Hyundai Autoever Corp.(1)	70	7,861
HYUNDAI Corp.	447	6,318
Hyundai Department Store Co. Ltd.	437	17,221
Hyundai Elevator Co. Ltd.(1)	394	11,811
Hyundai Engineering & Construction Co. Ltd.(1)	1,173	30,597
Hyundai Futurenet Co. Ltd.	86	242
Hyundai GF Holdings	506	1,611
Hyundai Green Food	269	2,369
Hyundai Home Shopping Network Corp.	59	2,076
Hyundai Marine & Fire Insurance Co. Ltd.(1)	1,931	45,671
Hyundai Mipo Dockyard Co. Ltd.	178	8,426
Hyundai Mobis Co. Ltd.	513	93,570
Hyundai Motor Co.	1,840	346,412
Hyundai Rotem Co. Ltd.	1,852	46,635
Hyundai Wia Corp.(1)	547	24,752
Ilyang Pharmaceutical Co. Ltd.	202	2,156
iMarketKorea, Inc.	319	2,078
Industrial Bank of Korea(1)	6,138	64,596
Innocean Worldwide, Inc.	390	6,423
Innox Advanced Materials Co. Ltd.	492	11,729
Insun ENT Co. Ltd.(1)	304	1,626
Interflex Co. Ltd.(1)	83	913
INTOPS Co. Ltd.	605	13,201
iNtRON Biotechnology, Inc.	184	947
IS Dongseo Co. Ltd.	786	16,367
i-SENS, Inc.	487	8,392
ISU Chemical Co. Ltd.(1)	305	3,223
ISU Specialty Chemical(1)	238	58,642
JB Financial Group Co. Ltd.	3,585	35,432
Jeisys Medical, Inc.	1,508	8,937
Jeju Air Co. Ltd.(1)	983	8,217
Jin Air Co. Ltd.(1)	287	2,695
Jusung Engineering Co. Ltd.	1,549	42,859
JW Pharmaceutical Corp.	141	3,492
36

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
JYP Entertainment Corp.(1)	369	$20,452
K Car Co. Ltd.	629	5,804
Kakao Corp.	859	34,479
Kakao Games Corp.(1)	78	1,378
KakaoBank Corp.	670	14,358
KB Financial Group, Inc., ADR	5,673	268,617
KC Co. Ltd.	71	1,166
KC Tech Co. Ltd.	77	2,177
KCC Corp.	192	38,329
KCC Glass Corp.	147	4,533
KEPCO Engineering & Construction Co., Inc.(1)	61	3,252
KG Dongbusteel	1,511	8,521
KG Eco Technology Service Co. Ltd.	1,102	8,942
KH Vatec Co. Ltd.	267	2,635
Kia Corp.(1)	4,647	435,182
KIWOOM Securities Co. Ltd.(1)	427	40,362
Koh Young Technology, Inc.	681	9,845
Kolmar BNH Co. Ltd.	112	1,299
Kolon Industries, Inc.	806	23,508
KONA I Co. Ltd.	292	3,809
Korea Investment Holdings Co. Ltd.(1)	961	51,326
Korea Petrochemical Ind Co. Ltd.	91	9,748
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,318
Korea United Pharm, Inc.	111	1,984
Korean Air Lines Co. Ltd.	3,157	54,541
Korean Reinsurance Co.	6,331	38,277
Krafton, Inc.(1)	259	44,267
KT Corp.	1,216	35,669
KT Skylife Co. Ltd.	319	1,333
Kukjeon Pharmaceutical Co. Ltd.	13	61
Kum Yang Co. Ltd.(1)	480	34,826
Kumho Petrochemical Co. Ltd.(1)	492	54,640
Kumho Tire Co., Inc.(1)	5,351	25,358
Kyung Dong Navien Co. Ltd.	383	15,273
LEENO Industrial, Inc.	207	32,430
LF Corp.	203	1,996
LG Display Co. Ltd., ADR	12,834	53,646
LG Electronics, Inc.	2,098	149,981
LG Energy Solution Ltd.(1)	86	25,990
LG H&H Co. Ltd.	137	32,905
LG Innotek Co. Ltd.	184	27,962
LG Uplus Corp.	6,459	50,096
Lotte Chemical Corp.	245	22,528
Lotte Data Communication Co.	27	750
LOTTE Fine Chemical Co. Ltd.	549	19,601
LOTTE Himart Co. Ltd.	6	45
Lotte Rental Co. Ltd.	672	13,633
Lotte Shopping Co. Ltd.	516	30,099
LS Corp.	194	12,827
LS Electric Co. Ltd.	163	7,860
LVMC Holdings(1)	3,944	8,258
37

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
LX Hausys Ltd.	49	$1,508
LX Semicon Co. Ltd.	339	19,209
Maeil Dairies Co. Ltd.	36	1,104
Mcnex Co. Ltd.	268	5,125
Medytox, Inc.	73	8,686
MegaStudyEdu Co. Ltd.	330	15,407
Meritz Financial Group, Inc.	2,549	159,093
Mirae Asset Securities Co. Ltd.(1)	4,651	31,562
Myoung Shin Industrial Co. Ltd.(1)	1,134	13,736
NAVER Corp.	576	84,575
NCSoft Corp.	178	25,962
Neowiz	668	11,123
NEPES Corp.(1)	403	6,004
Netmarble Corp.(1)	185	8,590
Nexen Tire Corp.(1)	499	3,487
NEXTIN, Inc.(1)	149	8,555
NH Investment & Securities Co. Ltd.(1)	5,232	46,197
NHN Corp.	602	12,015
NHN KCP Corp.	879	8,890
NICE Holdings Co. Ltd.(1)	243	2,344
NICE Information Service Co. Ltd.(1)	459	3,694
NongShim Co. Ltd.	39	10,185
OCI Co. Ltd.	117	7,438
OCI Holdings Co. Ltd.	825	58,311
Ottogi Corp.	21	6,329
Pan Ocean Co. Ltd.	9,885	36,193
Park Systems Corp.	42	5,452
Partron Co. Ltd.	1,043	6,165
Pearl Abyss Corp.(1)	43	983
PharmaResearch Co. Ltd.	43	3,041
PI Advanced Materials Co. Ltd.(1)	113	1,788
Pond Group Co. Ltd.(1)	235	1,288
Pulmuone Co. Ltd.	21	167
RFHIC Corp.	31	391
S&S Tech Corp.	167	5,537
S-1 Corp.	624	27,197
Sam Young Electronics Co. Ltd.	51	370
Samsung Biologics Co. Ltd.(1)	69	40,149
Samsung C&T Corp.	770	90,655
Samsung Electro-Mechanics Co. Ltd.	923	97,267
Samsung Electronics Co. Ltd., GDR	1,205	1,640,891
Samsung Fire & Marine Insurance Co. Ltd.(1)	736	164,716
Samsung Heavy Industries Co. Ltd.(1)	10,236	60,854
Samsung Life Insurance Co. Ltd.	794	57,796
Samsung SDI Co. Ltd.	305	86,648
Samsung SDS Co. Ltd.	233	28,028
Samsung Securities Co. Ltd.	1,912	59,756
Samwha Capacitor Co. Ltd.	47	1,165
Sangsangin Co. Ltd.(1)	827	2,120
SBW Life Sciences Co. Ltd.(1)	436	157
SD Biosensor, Inc.(1)	1,269	11,962
38

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
SeAH Steel Corp.	79	$7,995
Sebang Co. Ltd.	290	2,758
Sebang Global Battery Co. Ltd.	143	8,555
Seegene, Inc.	836	15,635
Seobu T&D	1,016	5,715
Seojin System Co. Ltd.(1)	300	4,619
Seoul Semiconductor Co. Ltd.(1)	1,284	9,618
SFA Engineering Corp.	338	6,344
SFA Semicon Co. Ltd.(1)	644	2,905
Shinhan Financial Group Co. Ltd., ADR	6,968	227,017
Shinsegae International, Inc.	226	2,804
Shinsegae, Inc.	208	27,324
SK Bioscience Co. Ltd.(1)	159	7,348
SK Chemicals Co. Ltd.	123	6,281
SK D&D Co. Ltd.	412	7,642
SK Hynix, Inc.	4,601	542,386
SK IE Technology Co. Ltd.(1)	301	16,602
SK Networks Co. Ltd.(1)	4,700	23,147
SK Securities Co. Ltd.	4,323	2,066
SK Telecom Co. Ltd., ADR	66	1,445
SKC Co. Ltd.(1)	112	6,978
SL Corp.	159	4,042
SM Entertainment Co. Ltd.	184	10,829
SNT Dynamics Co. Ltd.	963	13,497
Soulbrain Co. Ltd.	111	22,754
Soulbrain Holdings Co. Ltd.	5	262
SPG Co. Ltd.	437	9,508
ST Pharm Co. Ltd.	36	1,718
STIC Investments, Inc.	42	220
Studio Dragon Corp.(1)	492	16,741
Sun Kwang Co. Ltd.	52	763
Sung Kwang Bend Co. Ltd.	273	2,368
Sungwoo Hitech Co. Ltd.	1,622	11,997
Taewoong Co. Ltd.(1)	105	1,280
Taihan Electric Wire Co. Ltd.(1)	203	1,432
TES Co. Ltd.	133	2,000
TK Corp.	252	2,474
TKG Huchems Co. Ltd.	432	6,508
Tongyang Life Insurance Co. Ltd.(1)	1,401	6,132
Value Added Technology Co. Ltd.(1)	33	753
Vidente Co. Ltd.(1)	312	194
Webzen, Inc.	98	1,228
Wemade Co. Ltd.(1)	382	13,403
WONIK IPS Co. Ltd.(1)	501	12,378
Wonik QnC Corp.(1)	472	9,977
Woongjin Thinkbig Co. Ltd.	2,718	5,084
Woori Financial Group, Inc.	14,503	162,504
Woori Technology Investment Co. Ltd.(1)	1,267	9,380
W-Scope Chungju Plant Co. Ltd.(1)	317	10,751
YG Entertainment, Inc.	220	6,772
Youngone Corp.(1)	842	27,805
39

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Youngone Holdings Co. Ltd.	241	$16,526
Yuhan Corp.	193	9,789
Zinus, Inc.	239	2,673
		9,331,108
Taiwan — 18.8%
Ability Enterprise Co. Ltd.	1,000	816
AcBel Polytech, Inc.	1,299	1,753
Accton Technology Corp.	1,000	16,456
Acer, Inc.	49,000	70,078
ACES Electronic Co. Ltd.	1,000	1,239
Acon Holding, Inc.(1)	5,000	1,638
Acter Group Corp. Ltd.	4,000	24,687
ADATA Technology Co. Ltd.	8,683	27,469
Advanced International Multitech Co. Ltd.	4,000	9,397
Advanced Wireless Semiconductor Co.(1)	1,000	4,470
Advancetek Enterprise Co. Ltd.	1,000	1,227
Advantech Co. Ltd.	1,099	13,564
AGV Products Corp.	2,000	751
Allied Supreme Corp.	1,000	12,841
Alltek Technology Corp.	1,080	1,242
Alltop Technology Co. Ltd.	1,000	6,730
Alpha Networks, Inc.	8,000	9,370
Altek Corp.	1,000	1,102
Amazing Microelectronic Corp.	3,040	11,220
Ampire Co. Ltd.	1,000	1,248
AMPOC Far-East Co. Ltd.	5,000	14,692
AmTRAN Technology Co. Ltd.(1)	27,706	13,278
Anpec Electronics Corp.	1,000	7,420
Aopen, Inc.	1,000	2,147
Apacer Technology, Inc.	1,000	2,387
Apex International Co. Ltd.	1,000	1,453
Arcadyan Technology Corp.	3,000	17,498
Ardentec Corp.	15,000	33,688
Argosy Research, Inc.	1,000	5,751
ASE Technology Holding Co. Ltd., ADR	18,958	184,651
Asia Optical Co., Inc.	6,000	12,747
Asia Polymer Corp.	9,000	6,285
Asia Vital Components Co. Ltd.	6,382	107,658
ASROCK, Inc.	2,000	16,068
Asustek Computer, Inc.	10,000	144,087
AUO Corp.(1)	129,600	71,879
AURAS Technology Co. Ltd.	1,000	16,899
Avermedia Technologies	1,000	1,233
Bafang Yunji International Co. Ltd.	1,000	5,384
Bank of Kaohsiung Co. Ltd.(1)	2,121	762
Basso Industry Corp.	1,000	1,290
BenQ Materials Corp.	3,000	3,268
BenQ Medical Technology Corp.	1,000	1,904
BES Engineering Corp.	55,000	21,238
Bioteque Corp.	1,000	3,781
Capital Securities Corp.	21,000	11,138
40

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Career Technology MFG. Co. Ltd.	10,000	$6,600
Catcher Technology Co. Ltd.	14,000	87,229
Cathay Financial Holding Co. Ltd.(1)	71,611	102,177
Center Laboratories, Inc.	2,198	3,312
Central Reinsurance Co. Ltd.(1)	1,000	711
Chailease Holding Co. Ltd.	2,091	11,561
Chang Hwa Commercial Bank Ltd.	80,114	45,141
Chang Wah Electromaterials, Inc.	3,000	3,659
Chang Wah Technology Co. Ltd.	1,000	1,093
Channel Well Technology Co. Ltd.	8,000	20,784
CHC Healthcare Group	1,000	1,941
Cheng Loong Corp.	18,000	16,513
Cheng Mei Materials Technology Corp.	28,892	12,583
Cheng Shin Rubber Industry Co. Ltd.	41,000	60,945
Cheng Uei Precision Industry Co. Ltd.	6,000	8,632
Chenming Electronic Technology Corp.	6,000	8,634
Chicony Electronics Co. Ltd.	12,000	71,236
Chicony Power Technology Co. Ltd.	7,000	37,593
China Bills Finance Corp.	11,000	5,080
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,535
China Container Terminal Corp.	1,000	726
China General Plastics Corp.	3,000	1,932
China Man-Made Fiber Corp.(1)	4,000	978
China Metal Products	10,000	12,243
China Motor Corp.	4,000	15,893
China Steel Chemical Corp.	1,000	3,543
China Wire & Cable Co. Ltd.	1,000	1,194
Chinese Maritime Transport Ltd.	2,000	3,073
Chin-Poon Industrial Co. Ltd.	13,000	21,535
Chipbond Technology Corp.	13,000	29,204
ChipMOS Technologies, Inc.	21,000	29,313
Chlitina Holding Ltd.	1,000	6,032
Chong Hong Construction Co. Ltd.	1,000	2,471
Chroma ATE, Inc.	2,000	14,763
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	1,606
Chunghwa Precision Test Tech Co. Ltd.	1,000	17,467
Chunghwa Telecom Co. Ltd., ADR	1,335	50,450
Cleanaway Co. Ltd.	2,000	11,295
Clevo Co.	10,000	12,690
CMC Magnetics Corp.(1)	40,400	13,943
Collins Co. Ltd.	1,000	676
Compal Electronics, Inc.	60,000	69,286
Compeq Manufacturing Co. Ltd.	22,000	53,023
Concord International Securities Co. Ltd.	12,100	6,456
Concord Securities Co. Ltd.(1)	2,000	952
Continental Holdings Corp.	8,000	6,783
Coremax Corp.	2,000	4,306
Coretronic Corp.	10,000	22,493
Co-Tech Development Corp.	6,000	11,244
Creative Sensor, Inc.	6,000	5,864
CSBC Corp. Taiwan(1)	1,000	582
41

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
CTBC Financial Holding Co. Ltd.	159,000	$148,015
Da-Li Development Co. Ltd.	6,300	6,957
Darfon Electronics Corp.	6,000	10,108
Darwin Precisions Corp.	1,000	496
Daxin Materials Corp.	3,000	12,527
Delpha Construction Co. Ltd.	1,000	1,201
Delta Electronics, Inc.	4,000	37,275
Depo Auto Parts Ind Co. Ltd.	2,000	10,030
Dimerco Data System Corp.	4,000	17,665
Dimerco Express Corp.	6,300	16,841
D-Link Corp.	3,000	1,838
Dynamic Holding Co. Ltd.	13,000	30,871
Dynapack International Technology Corp.	5,000	12,860
E Ink Holdings, Inc.	1,000	7,785
E.Sun Financial Holding Co. Ltd.	39,735	31,767
Eclat Textile Co. Ltd.	1,000	17,092
Elan Microelectronics Corp.	4,000	21,013
Elite Advanced Laser Corp.	2,000	4,272
Elite Material Co. Ltd.	5,000	78,475
Elitegroup Computer Systems Co. Ltd.	11,000	11,155
eMemory Technology, Inc.	1,000	85,862
Emerging Display Technologies Corp.	1,000	1,124
Eson Precision Ind Co. Ltd.	5,000	8,715
Eternal Materials Co. Ltd.	11,850	12,059
Etron Technology, Inc.	49	83
Evergreen International Storage & Transport Corp.	6,000	6,341
Evergreen Marine Corp. Taiwan Ltd.	18,800	98,488
EVERGREEN Steel Corp.	7,000	23,917
Everlight Chemical Industrial Corp.	2,000	1,361
Everlight Electronics Co. Ltd.	7,000	11,074
Excelliance Mos Corp.	1,000	3,958
Excelsior Medical Co. Ltd.	5,302	14,800
Far Eastern Department Stores Ltd.	18,000	13,867
Far Eastern International Bank	34,684	13,551
Far Eastern New Century Corp.	48,000	49,510
Far EasTone Telecommunications Co. Ltd.	20,934	52,155
Farglory F T Z Investment Holding Co. Ltd.	2,200	4,323
Farglory Land Development Co. Ltd.	4,000	7,112
Feedback Technology Corp.	1,000	3,482
Feng TAY Enterprise Co. Ltd.	1,120	5,859
First Financial Holding Co. Ltd.	34,402	29,506
First Hi-Tec Enterprise Co. Ltd.	3,000	10,058
First Steamship Co. Ltd.(1)	16,000	4,233
Fitipower Integrated Technology, Inc.(1)	1,950	14,914
FLEXium Interconnect, Inc.	8,000	21,861
Flytech Technology Co. Ltd.	1,000	2,256
FocalTech Systems Co. Ltd.	1,000	3,088
Forcecon Tech Co. Ltd.	3,000	16,299
Formosa Advanced Technologies Co. Ltd.	8,000	9,242
Formosa Laboratories, Inc.	2,000	6,983
Formosan Union Chemical	13,000	8,626
42

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Foxsemicon Integrated Technology, Inc.	2,000	$15,194
Franbo Lines Corp.	1,000	661
Froch Enterprise Co. Ltd.	4,000	2,411
FSP Technology, Inc.	7,000	12,390
Fubon Financial Holding Co. Ltd.	54,757	117,888
Fulgent Sun International Holding Co. Ltd.	3,000	11,920
Fulltech Fiber Glass Corp.	8,189	4,955
Fusheng Precision Co. Ltd.	2,000	14,252
G Shank Enterprise Co. Ltd.	3,176	8,499
Gamania Digital Entertainment Co. Ltd.	3,000	6,734
Gemtek Technology Corp.	6,000	6,733
General Interface Solution Holding Ltd.	7,000	12,898
Genius Electronic Optical Co. Ltd.	2,000	26,829
Getac Holdings Corp.	7,000	26,483
Giant Manufacturing Co. Ltd.	7,000	45,238
Gigabyte Technology Co. Ltd.	13,000	142,190
Global Brands Manufacture Ltd.	6,000	12,398
Global Mixed Mode Technology, Inc.	2,000	16,436
Globalwafers Co. Ltd.	4,000	70,649
Gloria Material Technology Corp.	2,000	2,976
Gold Circuit Electronics Ltd.	8,800	71,649
Gordon Auto Body Parts	1,000	1,148
Gourmet Master Co. Ltd.	2,000	5,601
Grand Fortune Securities Co. Ltd.(1)	2,200	929
Grand Pacific Petrochemical	36,352	16,279
Grand Process Technology Corp.	1,000	26,044
Grape King Bio Ltd.	4,000	19,630
Greatek Electronics, Inc.	5,000	9,465
Group Up Industrial Co. Ltd.	4,000	20,375
GTM Holdings Corp.	1,000	987
Hai Kwang Enterprise Corp.(1)	1,050	663
Hannstar Board Corp.	11,000	19,710
HannStar Display Corp.(1)	41,000	14,739
HannsTouch Holdings Co.(1)	12,000	3,461
Highwealth Construction Corp.	3,410	4,283
Hiroca Holdings Ltd.	1,000	1,215
Hitron Technology, Inc.	9,000	8,587
Hiwin Technologies Corp.	3,030	23,023
Ho Tung Chemical Corp.	4,000	1,152
Hocheng Corp.	8,000	4,491
Holtek Semiconductor, Inc.	2,000	3,796
Holy Stone Enterprise Co. Ltd.	1,050	3,220
Hon Hai Precision Industry Co. Ltd.	89,000	290,182
Hong TAI Electric Industrial	1,000	848
Horizon Securities Co. Ltd.(1)	1,060	369
Hotai Finance Co. Ltd.	7,200	27,575
Hotai Motor Co. Ltd.	1,020	21,662
HTC Corp.(1)	1,000	1,545
Hua Nan Financial Holdings Co. Ltd.	78,578	54,723
Huaku Development Co. Ltd.	5,000	15,630
Huang Hsiang Construction Corp.	1,000	1,362
43

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Hung Sheng Construction Ltd.	10,000	$6,359
Ibase Technology, Inc.	1,000	2,765
IBF Financial Holdings Co. Ltd.(1)	42,673	16,604
Ichia Technologies, Inc.	7,000	7,689
I-Chiun Precision Industry Co. Ltd.	8,000	12,500
IEI Integration Corp.	3,000	7,989
Infortrend Technology, Inc.	6,000	4,788
Innodisk Corp.	2,039	19,718
Innolux Corp.	162,782	78,105
Inpaq Technology Co. Ltd.	1,000	2,664
Insyde Software Corp.	2,000	18,622
Integrated Service Technology, Inc.	2,000	8,298
International CSRC Investment Holdings Co.	17,000	9,794
International Games System Co. Ltd.	2,000	53,942
Inventec Corp.	37,000	64,448
Iron Force Industrial Co. Ltd.	4,000	11,647
ITE Technology, Inc.	2,000	10,445
Jarllytec Co. Ltd.	1,000	7,914
Kaimei Electronic Corp.	800	1,694
Kaori Heat Treatment Co. Ltd.	1,000	8,803
KEE TAI Properties Co. Ltd.	9,000	4,373
Kenda Rubber Industrial Co. Ltd.	2,100	2,010
Kenmec Mechanical Engineering Co. Ltd.	5,000	13,486
Kerry TJ Logistics Co. Ltd.	1,000	1,203
Kindom Development Co. Ltd.	8,000	9,995
King Yuan Electronics Co. Ltd.	27,000	76,030
King's Town Bank Co. Ltd.	28,000	39,564
Kinik Co.	1,000	8,169
Kinpo Electronics	30,000	14,621
Kinsus Interconnect Technology Corp.	4,000	12,246
KMC Kuei Meng International, Inc.	1,000	4,890
KNH Enterprise Co. Ltd.	2,000	1,574
Ko Ja Cayman Co. Ltd.	1,000	1,826
KS Terminals, Inc.	4,000	8,999
Kwong Lung Enterprise Co. Ltd.	1,000	1,858
LandMark Optoelectronics Corp.	1,000	4,704
Lanner Electronics, Inc.	3,180	10,571
Largan Precision Co. Ltd.	1,000	82,069
Lealea Enterprise Co. Ltd.(1)	8,320	2,659
LEE CHI Enterprises Co. Ltd.	1,000	502
Lien Hwa Industrial Holdings Corp.	2,193	4,547
Lingsen Precision Industries Ltd.	25,000	21,051
Lite-On Technology Corp.	36,000	124,908
Longchen Paper & Packaging Co. Ltd.	11,000	4,856
Longwell Co.	5,000	15,722
Lotes Co. Ltd.	1,025	33,255
Lotus Pharmaceutical Co. Ltd.(1)	2,000	18,344
Lung Yen Life Service Corp.(1)	1,000	1,243
Macroblock, Inc.	1,000	3,433
Macronix International Co. Ltd.	37,000	33,339
Makalot Industrial Co. Ltd.	8,000	94,157
44

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Marketech International Corp.	3,000	$15,094
Materials Analysis Technology, Inc.(1)	1,051	9,009
MediaTek, Inc.	8,000	288,690
Mega Financial Holding Co. Ltd.	49,483	60,624
Mercuries Life Insurance Co. Ltd.(1)	26,000	4,072
Merry Electronics Co. Ltd.	5,000	18,681
Micro-Star International Co. Ltd.	17,000	102,877
Mitac Holdings Corp.	17,000	22,765
MOSA Industrial Corp.	12,000	8,794
Mosel Vitelic, Inc.	2,000	1,984
MPI Corp.	3,000	30,680
My Humble House Hospitality Management Consulting(1)	3,000	4,652
Nan Pao Resins Chemical Co. Ltd.	2,000	19,052
Nan Ya Printed Circuit Board Corp.	4,000	26,799
Nantex Industry Co. Ltd.	1,000	1,119
Nanya Technology Corp.	17,000	36,193
Nexcom International Co. Ltd.	8,000	12,281
Nichidenbo Corp.	6,000	11,968
Nidec Chaun-Choung Technology Corp.	1,000	4,529
Nien Hsing Textile Co. Ltd.	2,000	1,199
Nien Made Enterprise Co. Ltd.	4,000	46,825
Novatek Microelectronics Corp.	9,000	171,300
Nuvoton Technology Corp.	1,000	4,085
O-Bank Co. Ltd.	20,000	6,300
Oneness Biotech Co. Ltd.	137	766
Optimax Technology Corp.	8,000	8,925
Orient Semiconductor Electronics Ltd.	21,000	48,180
Oriental Union Chemical Corp.	3,000	1,825
O-TA Precision Industry Co. Ltd.	3,000	8,744
Pan Jit International, Inc.	2,000	3,952
Pan-International Industrial Corp.	9,000	9,352
Pegatron Corp.	24,000	64,986
Phison Electronics Corp.	3,000	59,672
Phoenix Silicon International Corp.	2,275	3,752
Pixart Imaging, Inc.	2,000	10,834
Pou Chen Corp.	39,000	37,677
Powerchip Semiconductor Manufacturing Corp.	59,000	51,576
Powertech Technology, Inc.	18,000	88,945
Poya International Co. Ltd.	1,010	15,705
President Chain Store Corp.	4,000	34,104
President Securities Corp.	3,000	1,946
Primax Electronics Ltd.	10,000	23,041
Prince Housing & Development Corp.	1,000	324
Promate Electronic Co. Ltd.	1,000	2,502
Qisda Corp.	15,000	21,898
Quanta Computer, Inc.	18,000	132,270
Quanta Storage, Inc.	9,000	22,061
Quintain Steel Co. Ltd.	21,327	9,685
Radiant Opto-Electronics Corp.	15,000	70,047
Raydium Semiconductor Corp.	1,000	14,163
Realtek Semiconductor Corp.	4,000	72,092
45

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Rechi Precision Co. Ltd.	13,000	$9,732
Rexon Industrial Corp. Ltd.(1)	1,000	1,534
Rich Development Co. Ltd.(1)	33,000	10,913
Ritek Corp.(1)	1,000	252
Rodex Fasteners Corp.	1,000	1,397
Roo Hsing Co. Ltd.(1)	1,000	120
Ruentex Development Co. Ltd.(1)	4,050	4,661
Ruentex Industries Ltd.(1)	18,000	33,740
Sanyang Motor Co. Ltd.	10,000	23,654
Savior Lifetec Corp.	5,000	3,180
Scientech Corp.	1,000	8,442
ScinoPharm Taiwan Ltd.	1,000	803
SDI Corp.	1,000	3,278
Senao Networks, Inc.	1,000	7,475
Sercomm Corp.	8,000	34,327
Sesoda Corp.	3,000	3,019
Shanghai Commercial & Savings Bank Ltd.	45,905	65,359
Sharehope Medicine Co. Ltd.	1,050	1,060
Sheng Yu Steel Co. Ltd.	1,000	884
ShenMao Technology, Inc.	4,000	9,248
Shih Wei Navigation Co. Ltd.	8,000	5,084
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	1,580
Shin Kong Financial Holding Co. Ltd.(1)	179,000	46,994
Shin Zu Shing Co. Ltd.	4,000	21,395
Shinkong Insurance Co. Ltd.	4,000	8,786
Shinkong Synthetic Fibers Corp.	25,000	12,071
Silicon Integrated Systems Corp.	9,400	12,835
Simplo Technology Co. Ltd.	4,000	53,999
Sinbon Electronics Co. Ltd.	1,000	8,178
Sinkang Industries Co. Ltd.	1,000	535
Sino-American Silicon Products, Inc.	9,000	52,885
Sinon Corp.	11,000	14,683
SinoPac Financial Holdings Co. Ltd.	118,655	75,503
Sinphar Pharmaceutical Co. Ltd.	1,000	1,062
Sitronix Technology Corp.	3,000	27,557
Siward Crystal Technology Co. Ltd.	3,000	3,494
Soft-World International Corp.	4,000	16,941
Solar Applied Materials Technology Corp.	1,000	1,400
Solomon Technology Corp.	2,000	2,513
Sonix Technology Co. Ltd.	1,000	1,700
Sporton International, Inc.	1,050	7,820
Sports Gear Co. Ltd.	1,000	2,290
St. Shine Optical Co. Ltd.	1,000	6,327
Standard Foods Corp.	2,000	2,385
Stark Technology, Inc.	1,000	4,005
Sun Race Sturmey-Archer, Inc.	1,000	1,012
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	20,116
Sunrex Technology Corp.	2,000	4,069
Supreme Electronics Co. Ltd.	16,843	33,271
Symtek Automation Asia Co. Ltd.	2,080	7,935
Synnex Technology International Corp.	4,000	9,854
46

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Systex Corp.	4,000	$14,310
T3EX Global Holdings Corp.	1,000	2,915
TA Chen Stainless Pipe	29,000	32,956
TAI Roun Products Co. Ltd.	1,000	441
Taichung Commercial Bank Co. Ltd.	103,571	54,570
TaiDoc Technology Corp.	2,000	10,056
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	957
Tainan Spinning Co. Ltd.	7,000	3,423
Tai-Saw Technology Co. Ltd.	1,000	950
Taishin Financial Holding Co. Ltd.	171,909	94,661
Taisun Enterprise Co. Ltd.	1,000	671
Taita Chemical Co. Ltd.	1,050	558
TAI-TECH Advanced Electronics Co. Ltd.	3,000	11,152
Taiwan Business Bank	100,578	44,563
Taiwan Cooperative Financial Holding Co. Ltd.	34,167	28,073
Taiwan Glass Industry Corp.(1)	5,000	2,888
Taiwan High Speed Rail Corp.	7,000	6,689
Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	32,213
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,000	1,278
Taiwan Mobile Co. Ltd.	3,000	9,402
Taiwan Navigation Co. Ltd.	4,000	4,487
Taiwan Paiho Ltd.	6,000	10,996
Taiwan PCB Techvest Co. Ltd.	6,000	7,912
Taiwan Secom Co. Ltd.	1,000	3,749
Taiwan Semiconductor Co. Ltd.	1,000	2,533
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,338	2,874,230
Taiwan Steel Union Co. Ltd.	1,000	2,882
Taiwan Styrene Monomer	1,000	451
Taiwan Surface Mounting Technology Corp.	7,000	21,749
Taiwan TEA Corp.(1)	9,000	5,919
Taiwan Union Technology Corp.	6,000	29,729
Taiwan-Asia Semiconductor Corp.	1,000	1,330
Tatung Co. Ltd.(1)	17,000	27,943
Teco Electric & Machinery Co. Ltd.	28,000	43,630
Test Research, Inc.	5,000	11,546
Tex-Ray Industrial Co. Ltd.(1)	1,000	346
Thinking Electronic Industrial Co. Ltd.	1,000	5,383
Thye Ming Industrial Co. Ltd.	1,000	2,321
Ton Yi Industrial Corp.	17,000	8,339
Tong Hsing Electronic Industries Ltd.	3,770	18,073
Tong Yang Industry Co. Ltd.	7,000	21,904
Tong-Tai Machine & Tool Co. Ltd.	15,000	9,933
Topco Scientific Co. Ltd.	3,086	18,995
Topkey Corp.	2,000	11,846
TPK Holding Co. Ltd.	14,000	15,501
Transcend Information, Inc.	6,000	15,192
Tripod Technology Corp.	7,000	46,151
Tsann Kuen Enterprise Co. Ltd.	4,000	4,879
TSRC Corp.	13,000	9,385
TTY Biopharm Co. Ltd.	1,000	2,564
Tung Ho Steel Enterprise Corp.	12,000	29,336
47

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Tung Thih Electronic Co. Ltd.	1,000	$4,204
TXC Corp.	6,000	18,963
TYC Brother Industrial Co. Ltd.	2,000	3,205
Tycoons Group Enterprise(1)	702	252
Tyntek Corp.(1)	1,000	623
TZE Shin International Co. Ltd.(1)	1,100	614
Unimicron Technology Corp.	19,000	107,957
Union Bank of Taiwan	31,285	14,057
Uni-President Enterprises Corp.	39,000	94,701
Unitech Printed Circuit Board Corp.	3,000	2,023
United Integrated Services Co. Ltd.	3,000	27,848
United Microelectronics Corp.	137,000	211,230
United Orthopedic Corp.	3,000	9,427
United Renewable Energy Co. Ltd.	3,000	1,178
UPC Technology Corp.	26,000	12,060
USI Corp.	15,000	8,646
Utechzone Co. Ltd.	1,000	2,508
Vanguard International Semiconductor Corp.	16,000	36,549
Ventec International Group Co. Ltd.	2,000	5,850
Voltronic Power Technology Corp.	1,000	50,821
Wafer Works Corp.	1,000	1,260
Wah Lee Industrial Corp.	1,000	3,531
Walsin Lihwa Corp.	38,419	45,000
Walsin Technology Corp.	5,000	17,760
Walton Advanced Engineering, Inc.	1,000	530
Wan Hai Lines Ltd.	9,150	14,576
We & Win Development Co. Ltd.(1)	1,000	321
Weikeng Industrial Co. Ltd.	14,000	14,732
Win Semiconductors Corp.	1,000	4,812
Winbond Electronics Corp.	47,849	42,304
Winstek Semiconductor Co. Ltd.	2,000	7,983
Wisdom Marine Lines Co. Ltd.	10,000	19,411
Wistron Corp.	33,000	120,838
Wistron Information Technology & Services Corp.	2,131	9,787
Wistron NeWeb Corp.	1,071	5,206
Wiwynn Corp.	2,000	147,656
Wowprime Corp.	4,398	33,428
WPG Holdings Ltd.	7,000	20,553
WT Microelectronics Co. Ltd.	4,395	23,871
XinTec, Inc.	4,000	16,717
Xxentria Technology Materials Corp.	5,000	11,394
Yageo Corp.	795	14,046
Yang Ming Marine Transport Corp.	28,000	44,175
Yem Chio Co. Ltd.	2,000	1,079
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,840
YFY, Inc.	24,000	22,974
Youngtek Electronics Corp.	1,000	1,971
Yuanta Financial Holding Co. Ltd.	117,729	102,309
Yulon Finance Corp.	2,477	12,988
Yulon Motor Co. Ltd.	17,952	40,232
YungShin Global Holding Corp.	4,000	5,953
48

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Zenitron Corp.	11,000	$12,784
Zhen Ding Technology Holding Ltd.	18,000	57,285
Zyxel Group Corp.	6,898	9,834
		12,674,647
Thailand — 2.0%
AAPICO Hitech PCL, NVDR	8,300	5,513
Advanced Info Service PCL, NVDR	13,100	73,496
Advanced Information Technology PCL, NVDR	37,400	4,490
AEON Thana Sinsap Thailand PCL, NVDR	3,200	13,398
Airports of Thailand PCL, NVDR	12,700	22,506
AJ Plast PCL, NVDR(1)	1,300	219
Amanah Leasing PCL, NVDR	8,800	549
Amata Corp. PCL, NVDR	27,800	17,451
Ananda Development PCL, NVDR(1)	82,100	1,988
AP Thailand PCL, NVDR	48,300	14,152
Aqua Corp. PCL, NVDR(1)	18,600	176
Asia Plus Group Holdings PCL, NVDR	9,400	738
Asset World Corp. PCL, NVDR	40,700	4,373
Bangkok Airways PCL, NVDR	33,300	14,769
Bangkok Aviation Fuel Services PCL, NVDR	3,000	1,952
Bangkok Chain Hospital PCL, NVDR	38,700	22,788
Bangkok Dusit Medical Services PCL, NVDR	98,000	77,857
Bangkok Expressway & Metro PCL, NVDR	97,900	22,007
Bangkok Life Assurance PCL, NVDR	6,700	3,346
BCPG PCL, NVDR	46,600	10,081
BEC World PCL, NVDR	16,800	1,940
Berli Jucker PCL, NVDR	3,900	2,636
Better World Green PCL, NVDR(1)	88,700	1,367
BTS Group Holdings PCL, NVDR	75,500	10,850
Bumrungrad Hospital PCL, NVDR	7,000	43,675
Buriram Sugar PCL, NVDR	11,000	1,316
Carabao Group PCL, NVDR	2,300	4,463
Central Pattana PCL, NVDR	18,600	33,578
Central Plaza Hotel PCL, NVDR(1)	9,100	10,919
Central Retail Corp. PCL, NVDR	17,600	17,084
CH Karnchang PCL, NVDR	8,100	5,258
Charoen Pokphand Foods PCL, NVDR	29,400	15,491
Chularat Hospital PCL, NVDR	126,800	10,406
Com7 PCL, NVDR	30,400	17,604
Country Group Holdings PCL, NVDR(1)	25,700	487
CP ALL PCL, NVDR	20,600	33,031
CP Axtra PCL, NVDR	23,400	21,729
Delta Electronics Thailand PCL, NVDR	15,500	30,856
Dhipaya Group Holdings PCL, NVDR	3,900	3,179
Ditto Thailand PCL, NVDR	2,580	1,731
Dohome PCL, NVDR	1,362	456
Eastern Water Resources Development & Management PCL, NVDR	1,400	155
Ekachai Medical Care PCL, NVDR	25,174	5,397
Erawan Group PCL, NVDR(1)	133,000	17,602
Forth Corp. PCL, NVDR	1,500	675
G J Steel PCL, NVDR(1)	186,900	1,145
49

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
GFPT PCL, NVDR	9,500	$3,150
Gunkul Engineering PCL, NVDR	113,600	8,681
Hana Microelectronics PCL, NVDR	12,300	12,745
Home Product Center PCL, NVDR	75,200	23,487
Humanica PCL, NVDR	1,500	487
Indorama Ventures PCL, NVDR	21,900	14,232
Interlink Communication PCL, NVDR	5,400	1,144
Intouch Holdings PCL, NVDR	12,500	23,621
Jasmine International PCL, NVDR	398,800	22,738
Jaymart Group Holdings PCL, NVDR	22,800	8,972
JMT Network Services PCL, NVDR	3,700	2,310
Karmarts PCL, NVDR	23,900	8,949
Kasikornbank PCL, NVDR	10,500	36,032
KCE Electronics PCL, NVDR	6,600	6,987
KGI Securities Thailand PCL, NVDR	16,700	2,246
Kiatnakin Phatra Bank PCL, NVDR	5,400	7,758
Krung Thai Bank PCL, NVDR	52,700	23,652
Krungthai Card PCL, NVDR	15,700	18,722
Land & Houses PCL, NVDR	180,900	38,301
LPN Development PCL, NVDR	3,900	391
Major Cineplex Group PCL, NVDR	44,800	17,362
MBK PCL, NVDR	16,600	7,651
MC Group PCL, NVDR	14,300	5,548
MCS Steel PCL, NVDR	8,200	1,510
Mega Lifesciences PCL, NVDR	7,400	8,585
MFEC PCL, NVDR	1,700	322
Minor International PCL, NVDR	53,700	47,550
MK Restaurants Group PCL, NVDR	4,900	5,127
Mono Next PCL, NVDR(1)	23,200	524
Muangthai Capital PCL, NVDR	18,300	23,419
Ngern Tid Lor PCL, NVDR	33,600	21,107
Nusasiri PCL, NVDR(1)	13,000	181
Origin Property PCL, NVDR	3,800	806
Osotspa PCL, NVDR	8,300	4,708
Plan B Media PCL, NVDR	64,100	15,664
Polyplex Thailand PCL, NVDR	4,800	1,354
POSCO-Thainox PCL, NVDR(1)	11,500	167
Praram 9 Hospital PCL, NVDR	15,500	8,198
Property Perfect PCL, NVDR	24,840	194
Pruksa Holding PCL, NVDR	24,400	8,381
Quality Houses PCL, NVDR	200,900	12,112
Rajthanee Hospital PCL, NVDR	4,800	3,479
Ramkhamhaeng Hospital PCL, NVDR	3,200	2,617
Ratchthani Leasing PCL, NVDR	53,570	3,080
Regional Container Lines PCL, NVDR	28,000	17,386
Roctec Global PCL, NVDR(1)	23,200	389
RS PCL, NVDR	4,180	1,657
S Hotels & Resorts PCL, NVDR(1)	19,200	1,321
S Kijchai Enterprise PCL, R Shares, NVDR	8,900	1,166
Sabina PCL, NVDR	10,600	7,473
Sansiri PCL, NVDR	277,500	14,249
50

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Sappe PCL, NVDR	3,000	$7,233
SC Asset Corp. PCL, NVDR	34,900	3,269
SCB X PCL, NVDR	4,000	12,564
SCGJWD Logistics PCL, NVDR(1)	2,300	969
Sena Development PCL, NVDR	1,700	125
Sermsang Power Corp. Co. Ltd., NVDR	31,097	6,681
Siam Global House PCL, NVDR	37,305	17,654
SISB PCL, NVDR	7,400	8,582
SNC Former PCL, NVDR	4,200	850
Somboon Advance Technology PCL, NVDR	9,000	4,673
Sri Trang Agro-Industry PCL, NVDR	33,000	17,758
Srisawad Corp. PCL, NVDR	12,200	12,973
Srithai Superware PCL, NVDR	70,300	2,294
STARK Corp. PCL, NVDR(1)	1,400	—
Stars Microelectronics Thailand PCL, NVDR	39,100	3,015
STP & I PCL, NVDR(1)	20,800	1,896
Supalai PCL, NVDR	49,000	28,690
Super Energy Corp. PCL, NVDR(1)	400,500	3,809
Tata Steel Thailand PCL, NVDR	5,000	106
Thai Union Group PCL, NVDR	71,700	28,813
Thai Vegetable Oil PCL, NVDR	1,240	727
Thai Wah PCL, NVDR	13,900	1,403
Thaicom PCL, NVDR	32,700	10,759
Thaire Life Assurance PCL, NVDR	1,728	92
Thanachart Capital PCL, NVDR	5,200	7,214
Thonburi Healthcare Group PCL, NVDR	11,700	14,182
Tisco Financial Group PCL, NVDR	4,100	11,494
TKS Technologies PCL, NVDR	5,900	1,105
TMBThanachart Bank PCL, NVDR	433,000	22,241
TOA Paint Thailand PCL, NVDR	6,700	3,741
TQM Alpha PCL, NVDR	3,700	2,708
TTW PCL, NVDR	6,800	1,783
VGI PCL, NVDR	53,300	2,129
WHA Corp. PCL, NVDR	87,700	11,252
Workpoint Entertainment PCL, NVDR	200	55
Xspring Capital PCL, NVDR(1)	15,200	519
		1,366,129
Turkey — 1.0%
Akbank TAS	40,781	54,198
Aksigorta AS(1)	5,559	1,088
Alarko Holding AS	3,021	12,806
Albaraka Turk Katilim Bankasi AS(1)	99,822	13,637
Alkim Alkali Kimya AS	1,111	1,483
Anadolu Anonim Turk Sigorta Sirketi(1)	7,127	15,612
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,819	9,063
Aselsan Elektronik Sanayi Ve Ticaret AS	6,837	13,120
Baticim Bati Anadolu Cimento Sanayii AS(1)	4,035	14,754
BIM Birlesik Magazalar AS	3,336	41,403
Bogazici Beton Sanayi Ve Ticaret AS	469	570
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	464	10,589
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	374	1,533
51

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Bursa Cimento Fabrikasi AS	23,060	$6,086
Cemas Dokum Sanayi AS(1)	39,306	6,401
Coca-Cola Icecek AS	299	6,190
Dogus Otomotiv Servis ve Ticaret AS	445	3,808
EGE Gubre Sanayii AS	365	619
EGE Seramik Sanayi ve Ticaret AS(1)	2,218	299
Enerjisa Enerji AS	1,800	3,596
Esenboga Elektrik Uretim AS	1,710	1,260
Europap Tezol Kagit Sanayi VE Ticaret AS(1)	1,366	1,031
Fenerbahce Futbol AS(1)	59	198
Ford Otomotiv Sanayi AS	614	19,975
Galata Wind Enerji AS	2,150	1,915
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	199	2,027
Goodyear Lastikleri TAS(1)	1,153	840
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	13,789	11,160
GSD Holding AS	17,144	2,384
Hektas Ticaret TAS(1)	1	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	15,753	5,500
Info Yatirim AS	8,807	4,253
Is Finansal Kiralama AS(1)	7,445	2,705
Is Yatirim Menkul Degerler AS	18,169	21,591
Jantsa Jant Sanayi Ve Ticaret AS	124	764
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,292	413
Kartonsan Karton Sanayi ve Ticaret AS	232	873
Konya Kagit Sanayi VE Ticaret AS	572	1,075
Kordsa Teknik Tekstil AS	274	842
LDR Turizm AS	2,545	5,586
Logo Yazilim Sanayi Ve Ticaret AS	393	1,350
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	4,138	18,806
MLP Saglik Hizmetleri AS(1)	2,359	12,906
Naturel Yenilenebilir Enerji Ticaret AS	1,075	2,113
Netas Telekomunikasyon AS(1)	592	1,803
Otokar Otomotiv Ve Savunma Sanayi AS(1)	335	5,419
Parsan Makina Parcalari Sanayii AS(1)	90	347
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	576	382
Petkim Petrokimya Holding AS(1)	12,528	9,695
Polisan Holding AS	2,924	1,335
Qua Granite Hayal(1)	10,516	1,453
Sasa Polyester Sanayi AS(1)	3,656	4,627
Sekerbank Turk AS	20,120	3,052
Selcuk Ecza Deposu Ticaret ve Sanayi AS	4,906	9,430
Sok Marketler Ticaret AS	7,077	15,179
TAV Havalimanlari Holding AS(1)	2,780	15,537
Tekfen Holding AS	5,441	8,179
Teknosa Ic Ve Dis Ticaret AS(1)	3,936	6,367
Tofas Turk Otomobil Fabrikasi AS	1,463	12,510
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	652	36
Turcas Petrol AS(1)	873	733
Turk Traktor ve Ziraat Makineleri AS	802	22,329
Turkcell Iletisim Hizmetleri AS, ADR	7,219	38,910
Turkiye Halk Bankasi AS(1)	10,380	4,807
52

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Turkiye Is Bankasi AS, C Shares	133,141	$47,215
Turkiye Sigorta AS	6,191	9,944
Turkiye Sinai Kalkinma Bankasi AS(1)	50,305	13,318
Turkiye Vakiflar Bankasi TAO, D Shares(1)	29,123	13,259
Vakif Finansal Kiralama AS(1)	23,101	4,101
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,403	17,523
Vestel Beyaz Esya Sanayi ve Ticaret AS	20,879	14,566
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,109	16,233
Yapi ve Kredi Bankasi AS	66,484	49,064
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,457	1,446
Yunsa Yunlu Sanayi VE Ticare AS	1,833	4,547
		689,768
TOTAL COMMON STOCKS (Cost $59,673,275)		67,747,618
RIGHTS — 0.0%
India — 0.0%
South Indian Bank Ltd.(1)	16,625	2,075
South Korea — 0.0%
LG Display Co. Ltd.(1)	4,079	41
Taihan Electric Wire Co. Ltd.(1)	101	124
		165
TOTAL RIGHTS (Cost $—)		2,240
WARRANTS — 0.0%
Malaysia — 0.0%
Eco World Development Group Bhd.(1)	360	22
Thailand — 0.0%
Buriram Sugar PCL, NVDR(1)	950	15
Kiatnakin Phatra Bank PCL, NVDR(1)	450	21
Kiatnakin Phatra Bank PCL, NVDR(1)	450	—
Nusasiri PCL, NVDR(1)	2,600	10
Roctec Global PCL(1)	5,800	5
RS PCL, NVDR(1)	418	66
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	49
		166
TOTAL WARRANTS (Cost $—)		188
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	86,968	86,968
State Street Navigator Securities Lending Government Money Market Portfolio(3)	498,150	498,150
TOTAL SHORT-TERM INVESTMENTS (Cost $585,118)		585,118
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $60,258,393)		68,335,164
OTHER ASSETS AND LIABILITIES — (1.2)%		(800,541)
TOTAL NET ASSETS — 100.0%		$67,534,623
53

Avantis Responsible Emerging Markets Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.2%
Information Technology	21.9%
Consumer Discretionary	16.2%
Industrials	10.0%
Communication Services	7.4%
Materials	5.5%
Health Care	5.3%
Consumer Staples	4.6%
Real Estate	3.0%
Utilities	2.1%
Energy	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,178,597. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,240,956, which includes securities collateral of $742,806.

See Notes to Financial Statements.
54

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Responsible International Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Australia — 6.8%
88 Energy Ltd.(1)	33,848	$133
Accent Group Ltd.	14,551	19,152
Acrow Ltd.	21,083	16,750
Adairs Ltd.	3,245	5,083
Aeris Resources Ltd.(1)(2)	6,971	522
ALS Ltd.	3,616	28,115
Altium Ltd.	1,668	70,470
AMP Ltd.	90,309	65,611
Ansell Ltd.	1,038	16,100
ANZ Group Holdings Ltd.	25,641	475,273
ARB Corp. Ltd.(2)	858	23,186
ASX Ltd.	1,075	46,060
Atlas Arteria Ltd.	14,553	51,139
Aurizon Holdings Ltd.	58,461	144,891
Australian Clinical Labs Ltd.	2,983	4,638
Australian Ethical Investment Ltd.	1,527	5,301
Australian Finance Group Ltd.	4,003	3,877
Baby Bunting Group Ltd.(2)	2,286	2,344
Bank of Queensland Ltd.(2)	12,309	47,072
Bapcor Ltd.	6,581	25,513
Bega Cheese Ltd.	6,100	16,750
Bendigo & Adelaide Bank Ltd.	10,721	67,585
Brambles Ltd.	31,114	305,508
Bravura Solutions Ltd.(1)	7,594	6,137
Brickworks Ltd.	1,141	21,655
CAR Group Ltd.	2,852	68,327
Cedar Woods Properties Ltd.	837	2,525
Cettire Ltd.(1)	6,127	19,155
Challenger Ltd.	11,683	51,210
Champion Iron Ltd.(2)	16,807	84,626
Cleanaway Waste Management Ltd.	11,990	20,886
Cochlear Ltd.	430	98,020
Codan Ltd.	756	5,035
Coles Group Ltd.	17,627	193,884
Commonwealth Bank of Australia	8,647	655,931
Computershare Ltd.	2,976	50,294
Credit Corp. Group Ltd.	2,072	25,950
CSL Ltd.	900	167,548
Data#3 Ltd.	2,840	15,552
Deterra Royalties Ltd.	6,813	21,992
Domino's Pizza Enterprises Ltd.	364	10,680
Eagers Automotive Ltd.	3,646	35,261
Emeco Holdings Ltd.	13,214	5,705
Endeavour Group Ltd.	18,897	67,649
Evolution Mining Ltd.	57,152	108,633
EVT Ltd.	4,813	36,287
Firefinch Ltd.(1)	1,565	10
FleetPartners Group Ltd.(1)	6,946	15,776
55

Avantis Responsible International Equity ETF
	Shares	Value
Fortescue Ltd.	24,664	$416,279
G8 Education Ltd.(2)	2,491	2,048
GUD Holdings Ltd.	2,629	20,034
GWA Group Ltd.	2,498	4,352
Hansen Technologies Ltd.	1,890	5,909
Harvey Norman Holdings Ltd.(2)	19,694	63,515
Hastings Technology Metals Ltd.(1)	713	288
Healius Ltd.(1)	1,941	1,400
Helia Group Ltd.	16,849	45,297
Humm Group Ltd.(2)	7,281	2,520
IDP Education Ltd.(2)	1,932	23,999
IGO Ltd.	15,225	78,528
Imdex Ltd.	12,516	17,279
Infomedia Ltd.	8,588	8,950
Insignia Financial Ltd.	18,006	27,763
Insurance Australia Group Ltd.	30,661	123,768
James Hardie Industries PLC(1)	9,196	363,752
JB Hi-Fi Ltd.	3,992	159,982
Lendlease Corp. Ltd.	7,039	29,405
Lifestyle Communities Ltd.(2)	1,471	14,709
Link Administration Holdings Ltd.	11,115	15,922
Lovisa Holdings Ltd.(2)	1,140	24,139
Lycopodium Ltd.	1,725	13,951
Lynas Rare Earths Ltd.(1)(2)	10,045	38,220
Macquarie Group Ltd.	2,228	282,910
Magellan Financial Group Ltd.	11,430	60,487
Mayne Pharma Group Ltd.(1)	1,458	6,442
McMillan Shakespeare Ltd.	2,445	34,812
Medibank Pvt Ltd.	56,161	131,247
Mesoblast Ltd.(1)	9,947	1,908
Mineral Resources Ltd.	1,864	80,887
MMA Offshore Ltd.(1)	18,610	25,917
Myer Holdings Ltd.	28,071	14,889
National Australia Bank Ltd.	25,116	558,055
Netwealth Group Ltd.	1,748	21,800
NEXTDC Ltd.(1)	2,899	33,376
nib holdings Ltd.	12,929	61,644
Nick Scali Ltd.	3,345	31,890
Nine Entertainment Co. Holdings Ltd.	23,115	25,879
Nuix Ltd.(1)	2,781	3,843
OFX Group Ltd.(1)	6,635	6,575
Omni Bridgeway Ltd.(1)	5,131	5,619
oOh!media Ltd.	9,723	11,673
Orora Ltd.	28,693	50,067
Pantoro Ltd.(1)	1,316	35
Pepper Money Ltd.(2)	2,013	1,964
Perpetual Ltd.	2,130	33,365
PEXA Group Ltd.(1)	432	3,601
Platinum Asset Management Ltd.	17,359	11,609
Praemium Ltd.(1)(2)	5,901	1,481
Premier Investments Ltd.	3,447	67,845
56

Avantis Responsible International Equity ETF
	Shares	Value
Pro Medicus Ltd.	521	$35,328
PWR Holdings Ltd.	1,091	8,783
QBE Insurance Group Ltd.	28,013	315,286
Qube Holdings Ltd.	11,073	23,443
Ramsay Health Care Ltd.	715	25,508
REA Group Ltd.	467	59,061
Reece Ltd.	1,448	25,354
Reliance Worldwide Corp. Ltd.	11,663	41,633
Renascor Resources Ltd.(1)(2)	831	45
SEEK Ltd.	2,138	36,613
Seven Group Holdings Ltd.	2,932	73,586
Seven West Media Ltd.(1)	24,440	3,342
Sigma Healthcare Ltd.	47,079	35,137
Silver Mines Ltd.(1)	5,963	540
Sims Ltd.	5,619	44,752
SiteMinder Ltd.(1)	8,189	28,752
SmartGroup Corp. Ltd.	2,937	20,970
Solvar Ltd.	1,397	1,006
Sonic Healthcare Ltd.	5,569	108,071
Southern Cross Media Group Ltd.	4,555	2,723
SRG Global Ltd.	15,231	7,685
Steadfast Group Ltd.	7,209	27,167
Suncorp Group Ltd.	11,472	114,250
Super Retail Group Ltd.	6,759	71,942
Technology One Ltd.	4,079	45,093
Telstra Group Ltd.	60,998	151,562
Temple & Webster Group Ltd.(1)(2)	249	2,066
Transurban Group	23,278	205,131
Treasury Wine Estates Ltd.	13,332	107,034
Ventia Services Group Pty. Ltd.	1,980	4,880
Vulcan Steel Ltd.	154	783
Webjet Ltd.(1)	4,684	21,248
Wesfarmers Ltd.	7,861	341,197
Westpac Banking Corp.	31,382	538,492
WiseTech Global Ltd.	808	49,840
Woolworths Group Ltd.	10,080	213,974
Xero Ltd.(1)	1,050	87,327
		9,181,234
Austria — 0.3%
ANDRITZ AG	546	34,355
AT&S Austria Technologie & Systemtechnik AG	725	14,730
BAWAG Group AG(1)	493	27,921
CA Immobilien Anlagen AG	93	2,987
Erste Group Bank AG	1,878	75,088
Eurotelesites AG(1)	244	965
Immofinanz AG(1)	861	19,556
Oesterreichische Post AG	614	19,881
Porr AG	160	2,347
Raiffeisen Bank International AG	2,684	55,910
Semperit AG Holding	89	1,208
Telekom Austria AG(1)	1,025	8,132
57

Avantis Responsible International Equity ETF
	Shares	Value
Verbund AG	345	$24,975
Vienna Insurance Group AG Wiener Versicherung Gruppe	435	12,631
Wienerberger AG	1,217	42,528
		343,214
Belgium — 0.9%
Ackermans & van Haaren NV	545	91,683
Ageas SA	2,587	109,946
AGFA-Gevaert NV(1)	2,215	2,478
Anheuser-Busch InBev SA, ADR(2)	3,312	199,946
Argenx SE, ADR(1)	102	38,761
Barco NV	769	13,708
Bekaert SA	1,134	56,234
bpost SA	3,152	11,823
Cie d'Entreprises CFE	191	1,537
Colruyt Group NV	1,105	53,079
Deceuninck NV	384	933
D'ieteren Group	251	48,498
Elia Group SA	219	24,361
Fagron	1,920	37,362
Galapagos NV, ADR(1)	1,018	35,742
Gimv NV	390	18,691
KBC Group NV	2,595	182,799
Kinepolis Group NV	441	20,680
Ontex Group NV(1)	112	898
Proximus SADP	2,578	21,580
Recticel SA	425	5,311
UCB SA	1,050	121,149
Umicore SA	2,284	47,798
VGP NV(2)	255	28,046
		1,173,043
Canada — 10.2%
ADENTRA, Inc.	1,328	36,225
Ag Growth International, Inc.	342	14,256
AGF Management Ltd., Class B	3,069	18,385
Agnico Eagle Mines Ltd.	5,312	254,768
Aimia, Inc.(1)(2)	986	2,209
Amerigo Resources Ltd.	3,612	3,566
Andlauer Healthcare Group, Inc.	404	11,997
Aritzia, Inc.(1)	1,444	38,187
Ascot Resources Ltd.(1)	2,728	1,126
Atrium Mortgage Investment Corp.	545	4,502
AutoCanada, Inc.(1)	686	10,822
B2Gold Corp.	26,414	63,643
Ballard Power Systems, Inc.(1)	2,445	7,747
Bank of Montreal	5,438	492,211
Bank of Nova Scotia	12,958	628,351
BCE, Inc.	545	20,223
Bird Construction, Inc.	3,381	42,451
Bitfarms Ltd.(1)(2)	10,070	28,864
Bonterra Energy Corp.(1)	869	3,189
Boralex, Inc., A Shares(2)	2,779	61,082
58

Avantis Responsible International Equity ETF
	Shares	Value
Boston Pizza Royalties Income Fund	228	$2,624
Boyd Group Services, Inc.	337	79,091
Brookfield Asset Management Ltd., Class A	1,311	53,429
Brookfield Corp.	1,940	80,050
Brookfield Renewable Corp., Class A	1,092	25,925
BRP, Inc.	643	42,442
CAE, Inc.(1)	2,159	40,312
Calian Group Ltd.	20	872
Cameco Corp.	2,124	86,077
Canaccord Genuity Group, Inc.(2)	772	4,579
Canada Goose Holdings, Inc.(1)	783	10,668
Canadian Imperial Bank of Commerce	12,038	569,635
Canadian National Railway Co.	2,340	303,408
Canadian Pacific Kansas City Ltd.	2,484	210,906
Canadian Tire Corp. Ltd., Class A(2)	367	37,345
Canadian Western Bank	2,598	55,496
Canfor Corp.(1)	1,297	15,797
Capstone Copper Corp.(1)	7,349	38,555
Cascades, Inc.	1,092	8,465
CCL Industries, Inc., Class B	1,436	73,199
Celestica, Inc.(1)	4,890	207,829
CGI, Inc.(1)	1,557	178,766
CI Financial Corp.	1,811	22,578
Cineplex, Inc.(1)	545	3,176
Cogeco Communications, Inc.	328	14,433
Colliers International Group, Inc.	328	38,169
Computer Modelling Group Ltd.	3,036	22,594
Constellation Software, Inc.	164	456,586
Corus Entertainment, Inc., B Shares(2)	4,206	2,200
Definity Financial Corp.	1,379	46,629
Descartes Systems Group, Inc.(1)	826	71,593
Docebo, Inc.(1)	342	18,668
Dollarama, Inc.	1,918	148,364
Doman Building Materials Group Ltd.	4,022	24,034
Dorel Industries, Inc., Class B(1)	1,092	4,828
DREAM Unlimited Corp., Class A(2)	328	4,974
Dye & Durham Ltd.	352	3,416
Eldorado Gold Corp.(1)	5,259	54,677
Element Fleet Management Corp.	10,182	169,931
Empire Co. Ltd., Class A	3,933	99,662
Enghouse Systems Ltd.	486	12,706
EQB, Inc.	1,344	85,345
Fairfax Financial Holdings Ltd.	357	381,053
Finning International, Inc.	5,096	133,600
First National Financial Corp.(2)	545	16,147
FirstService Corp.	164	26,989
Fission Uranium Corp.(1)	5,439	4,088
Fortuna Silver Mines, Inc.(1)	5,990	16,286
Gear Energy Ltd.(2)	7,303	3,498
George Weston Ltd.	721	94,437
Gildan Activewear, Inc.	2,347	81,730
59

Avantis Responsible International Equity ETF
	Shares	Value
goeasy Ltd.(2)	437	$53,609
GoldMining, Inc.(1)	3,485	2,748
Great-West Lifeco, Inc.(2)	4,445	136,905
Hammond Power Solutions, Inc.	544	46,598
Hudbay Minerals, Inc.	3,498	20,594
Hydro One Ltd.	5,933	176,834
iA Financial Corp., Inc.	3,246	201,292
IGM Financial, Inc.	664	17,442
InPlay Oil Corp.	1,143	1,962
Intact Financial Corp.	2,204	366,502
Interfor Corp.(1)	1,422	21,260
Journey Energy, Inc.(1)	1,379	3,780
Kinross Gold Corp.	26,207	128,221
Labrador Iron Ore Royalty Corp.(2)	1,096	24,429
Laurentian Bank of Canada	953	18,524
Lightspeed Commerce, Inc.(1)	966	13,560
Linamar Corp.	1,377	67,391
Loblaw Cos. Ltd.	1,811	193,010
Lumine Group, Inc.(1)	404	11,193
Lundin Mining Corp.	16,169	127,837
Magna International, Inc.	5,437	299,583
Manulife Financial Corp.	24,913	591,274
Martinrea International, Inc.	2,722	27,879
MCAN Mortgage Corp.	328	4,002
MDA Ltd.(1)	2,960	31,974
Medical Facilities Corp.	193	1,398
Metro, Inc.	2,229	120,684
Mullen Group Ltd.	2,958	32,694
National Bank of Canada(2)	5,140	401,194
Neo Performance Materials, Inc.	328	1,714
NFI Group, Inc.(1)	53	473
North West Co., Inc.	1,998	59,344
Northern Dynasty Minerals Ltd.(1)(2)	5,439	1,282
Nutrien Ltd.	4,111	214,584
Onex Corp.	1,669	124,294
Open Text Corp.	3,324	127,826
Osisko Gold Royalties Ltd.	2,223	32,465
Pan American Silver Corp.(2)	11,001	136,504
Pason Systems, Inc.	4,597	46,879
Pizza Pizza Royalty Corp.	545	5,743
Polaris Renewable Energy, Inc.	506	4,381
Power Corp. of Canada	2,210	63,850
Quebecor, Inc., Class B	1,857	43,430
RB Global, Inc.	770	58,093
Real Matters, Inc.(1)	3,053	13,610
Restaurant Brands International, Inc.	2,202	170,981
Richelieu Hardware Ltd.	2,400	77,173
Rogers Communications, Inc., Class B	3,978	176,044
Royal Bank of Canada	7,261	705,154
Russel Metals, Inc.	2,690	88,144
Sandstorm Gold Ltd.	2,355	9,908
60

Avantis Responsible International Equity ETF
	Shares	Value
Saputo, Inc.	1,134	$23,070
Shopify, Inc., Class A(1)	2,189	167,246
Sleep Country Canada Holdings, Inc.	729	15,389
SNC-Lavalin Group, Inc.	700	23,659
Softchoice Corp.(2)	545	7,044
Spin Master Corp., VTG Shares	770	18,332
SSR Mining, Inc.	303	1,299
Stantec, Inc.	1,350	112,723
Stella-Jones, Inc.	1,000	56,221
STEP Energy Services Ltd.(1)	225	724
StorageVault Canada, Inc.	3,713	14,746
Sun Life Financial, Inc.	4,208	223,492
Teck Resources Ltd., Class B	7,553	290,232
TELUS Corp.	2,784	48,556
TELUS Corp.(1)	106	1,849
TFI International, Inc.	1,188	175,528
Thomson Reuters Corp.	544	85,876
Tidewater Midstream & Infrastructure Ltd.(2)	10,505	6,425
TMX Group Ltd.	1,374	36,042
Toromont Industries Ltd.	1,097	100,756
Toronto-Dominion Bank	9,154	549,651
Total Energy Services, Inc.	986	6,902
Transcontinental, Inc., Class A	770	8,136
Tricon Residential, Inc.	5,577	62,010
Trisura Group Ltd.(1)	18	580
Viemed Healthcare, Inc.(1)	1,354	11,460
Wajax Corp.	1,092	27,430
West Fraser Timber Co. Ltd.	1,422	114,439
Western Forest Products, Inc.(2)	9,156	4,183
Westshore Terminals Investment Corp.	328	6,144
Wheaton Precious Metals Corp.	1,580	65,114
Winpak Ltd.	328	9,737
WSP Global, Inc.	869	137,936
		13,650,845
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.	7,200	10,728
Zensun Enterprises Ltd.(1)	3,000	140
		10,868
Denmark — 3.1%
ALK-Abello AS(1)	864	16,119
Alm Brand AS	7,930	14,960
Ambu AS, Class B(1)	1,212	21,207
Bavarian Nordic AS(1)	484	10,974
Carlsberg AS, B Shares	287	40,089
cBrain AS	131	6,534
Chemometec AS	378	26,910
Coloplast AS, B Shares	328	43,569
Danske Bank AS	7,614	224,005
Demant AS(1)	271	13,587
DSV AS	421	67,550
FLSmidth & Co. AS	635	30,285
61

Avantis Responsible International Equity ETF
	Shares	Value
Genmab AS, ADR(1)	2,893	$80,339
GN Store Nord AS(1)	202	4,728
H Lundbeck AS	6,304	30,520
H Lundbeck AS, A Shares	615	2,669
Jyske Bank AS	1,347	109,046
Nilfisk Holding AS(1)	94	1,752
NKT AS(1)	1,484	111,678
Novo Nordisk AS, ADR	17,584	2,106,036
Novozymes AS, B Shares	3,834	216,268
Orsted AS	857	47,993
Pandora AS	1,493	241,448
Per Aarsleff Holding AS	720	34,296
Ringkjoebing Landbobank AS	323	55,424
Rockwool AS, B Shares	205	65,610
Royal Unibrew AS	548	35,594
Solar AS, B Shares	152	8,306
Spar Nord Bank AS	1,235	21,755
Sparekassen Sjaelland-Fyn AS	222	7,037
Sydbank AS	1,730	92,879
Topdanmark AS	1,247	56,099
Tryg AS	1,579	33,579
Vestas Wind Systems AS(1)	7,774	216,646
Zealand Pharma AS(1)	383	36,966
		4,132,457
Finland — 1.0%
Aktia Bank OYJ	1,725	17,122
Anora Group OYJ(2)	153	812
Cargotec OYJ, B Shares	879	59,469
Citycon OYJ(1)	1,678	7,145
Elisa OYJ	1,120	50,443
Harvia OYJ	575	20,694
Huhtamaki OYJ	2,630	103,262
Kemira OYJ	3,584	64,568
Kesko OYJ, B Shares	5,090	97,319
Kojamo OYJ	2,417	26,804
Kone OYJ, B Shares	1,868	91,460
Konecranes OYJ	642	33,082
Lassila & Tikanoja OYJ	218	2,164
Mandatum OYJ(1)	2,324	10,210
Marimekko OYJ	636	8,124
Metso OYJ	6,388	68,331
Nokia OYJ, ADR	16,435	58,016
Nokian Renkaat OYJ	4,753	43,408
Orion OYJ, Class B	967	38,018
Puuilo OYJ	2,460	25,256
QT Group OYJ(1)	235	19,880
Raisio OYJ, V Shares	435	907
Sampo OYJ, A Shares	2,324	103,991
Sanoma OYJ	321	2,308
Stora Enso OYJ, R Shares	7,860	99,379
Taaleri PLC	204	2,193
62

Avantis Responsible International Equity ETF
	Shares	Value
TietoEVRY OYJ	147	$3,431
Tokmanni Group Corp.	1,804	30,532
UPM-Kymmene OYJ	4,235	141,743
Valmet OYJ(2)	487	12,765
Wartsila OYJ Abp(2)	1,729	26,766
YIT OYJ(2)	3,246	5,640
		1,275,242
France — 9.6%
Aeroports de Paris SA	554	75,417
Airbus SE	3,294	545,022
ALD SA	3,532	21,658
Alstom SA(2)	1,255	16,774
Alten SA	331	48,623
Amundi SA	1,284	84,604
Antin Infrastructure Partners SA	4	66
Aperam SA	756	23,118
Arkema SA	1,400	145,113
Atos SE(1)(2)	1,487	3,699
Aubay	40	1,780
AXA SA	17,023	606,051
Beneteau SACA	659	8,826
Bigben Interactive(1)	79	226
BioMerieux	794	86,792
BNP Paribas SA	6,900	414,138
Bollore SE	6,669	45,734
Bureau Veritas SA	3,734	108,497
Capgemini SE	473	115,054
Carrefour SA	10,235	171,962
Chargeurs SA	12	155
Cie de Saint-Gobain SA	10,983	846,686
Cie des Alpes	664	9,497
Cie Generale des Etablissements Michelin SCA	16,366	605,647
Cie Plastic Omnium SE	1,726	20,609
Coface SA	2,685	38,547
Credit Agricole SA	8,207	111,310
Danone SA	1,507	96,164
Dassault Systemes SE	1,781	83,460
DBV Technologies SA(1)	421	613
Derichebourg SA	1,583	7,197
Edenred SE	927	45,871
Elis SA	722	16,492
Equasens	32	1,625
EssilorLuxottica SA	565	119,969
Eurazeo SE	876	74,110
Euroapi SA(1)	537	2,240
Eurofins Scientific SE(2)	919	54,922
Euronext NV	376	34,652
Eutelsat Communications SACA(1)(2)	4,930	18,333
Exail Technologies SA(1)	43	1,009
Forvia SE(1)	1,487	21,212
Genfit SA(1)	1,544	5,260
63

Avantis Responsible International Equity ETF
	Shares	Value
Getlink SE	7,519	$128,376
Groupe LDLC	42	842
Guerbet	48	1,558
Hermes International SCA	177	442,914
ID Logistics Group SACA(1)	41	14,577
Ipsen SA	1,363	149,730
IPSOS SA	296	20,651
Jacquet Metals SACA	93	1,858
JCDecaux SE(1)	1,737	35,879
Kaufman & Broad SA	570	17,071
Kering SA	657	302,632
Legrand SA	1,400	141,794
LISI SA	451	11,563
L'Oreal SA	739	352,997
LVMH Moet Hennessy Louis Vuitton SE	1,208	1,102,584
Maisons du Monde SA	674	3,118
Manitou BF SA	90	2,151
Mersen SA	487	18,494
Metropole Television SA	501	6,825
Nacon SA(1)	13	19
Neoen SA	1,349	33,807
Nexans SA	603	62,148
Nexity SA	995	11,417
Orange SA, ADR	37,254	428,421
Pernod Ricard SA	1,145	191,368
Prodways Group SA(1)	6	6
Publicis Groupe SA	1,083	114,587
Remy Cointreau SA	183	19,392
Renault SA	5,629	235,031
ReWorld Media SA(1)	137	471
Rexel SA	5,603	143,835
Safran SA	3,728	781,726
Sanofi SA, ADR	9,676	462,997
Sartorius Stedim Biotech	117	32,204
Schneider Electric SE	946	215,018
SCOR SE	1,732	52,851
SEB SA	384	45,507
SES SA	13,424	86,934
SMCP SA(1)	1,130	3,149
Societe BIC SA	636	45,951
Societe Generale SA	13,530	328,585
SOITEC(1)	813	119,028
Solutions 30 SE(1)(2)	5,585	12,855
Sopra Steria Group	92	23,590
SPIE SA	1,830	60,955
STMicroelectronics NV, NY Shares	15,611	712,174
Teleperformance SE	362	44,945
Television Francaise 1 SA	1,025	9,388
Thales SA	1,520	225,436
Trigano SA	326	52,814
Ubisoft Entertainment SA(1)	3,086	70,837
64

Avantis Responsible International Equity ETF
	Shares	Value
Valeo SE	6,641	$76,637
Vinci SA	4,764	610,469
Virbac SACA	4	1,435
Vivendi SE	9,479	105,924
VusionGroup(1)	229	35,587
Worldline SA(1)	417	4,800
		12,956,646
Germany — 6.8%
1&1 AG	417	7,712
Adesso SE	6	745
adidas AG	1,186	239,904
ADLER Group SA(1)	687	168
Allianz SE	1,706	468,562
Amadeus Fire AG	75	8,836
Aroundtown SA(1)	6,324	11,150
Atoss Software AG	122	31,610
Aurubis AG	475	30,119
Auto1 Group SE(1)	510	1,913
BASF SE	6,478	329,970
Bayer AG	1,947	58,827
Bayerische Motoren Werke AG	2,846	336,648
Bayerische Motoren Werke AG, Preference Shares	431	47,252
BayWa AG	79	2,443
Bechtle AG	1,553	80,127
Beiersdorf AG	511	73,247
Bertrandt AG	36	1,641
Bijou Brigitte AG	198	8,418
Bilfinger SE	830	38,249
Borussia Dortmund GmbH & Co. KGaA(1)	2,465	9,036
Brenntag SE	1,734	158,322
CANCOM SE	544	16,061
Carl Zeiss Meditec AG, Bearer Shares	279	34,262
Ceconomy AG(1)	2,271	4,912
Cewe Stiftung & Co. KGaA	234	25,819
Cliq Digital AG	157	3,175
Commerzbank AG	13,412	155,256
CompuGroup Medical SE & Co. KGaA	190	6,036
Continental AG	1,972	158,184
Covestro AG(1)	3,613	196,647
CTS Eventim AG & Co. KGaA	668	52,606
Daimler Truck Holding AG	7,647	312,414
Datagroup SE	20	990
Delivery Hero SE(1)	521	12,051
Dermapharm Holding SE	294	11,710
Deutsche Bank AG	18,346	246,387
Deutsche Beteiligungs AG	127	3,474
Deutsche Boerse AG	1,072	224,420
Deutsche Pfandbriefbank AG(2)	3,232	13,464
Deutsche Post AG	6,784	315,008
Deutsche Telekom AG	17,596	418,239
Deutz AG	1,858	11,561
65

Avantis Responsible International Equity ETF
	Shares	Value
Dr Ing hc F Porsche AG, Preference Shares	616	$57,597
Duerr AG	1,334	29,518
ElringKlinger AG	385	2,163
Encavis AG(1)	2,811	33,597
Energiekontor AG	135	9,762
Evonik Industries AG	2,270	41,902
Evotec SE(1)	1,419	20,931
Fielmann Group AG	703	33,301
flatexDEGIRO AG(1)	1,096	11,476
Fraport AG Frankfurt Airport Services Worldwide(1)	435	24,209
Freenet AG	1,075	28,982
Fresenius Medical Care AG, ADR	2,751	52,847
Fresenius SE & Co. KGaA	252	7,057
Friedrich Vorwerk Group SE	654	10,829
GEA Group AG	1,804	72,767
Gerresheimer AG	378	44,320
Grand City Properties SA(1)	865	8,064
Grenke AG	342	8,393
Hamburger Hafen und Logistik AG(1)	486	8,622
Hannover Rueck SE	750	192,531
HelloFresh SE(1)	4,330	60,106
Henkel AG & Co. KGaA	382	25,772
Henkel AG & Co. KGaA, Preference Shares	644	48,451
Hensoldt AG	1,068	38,914
HOCHTIEF AG	223	26,457
Hornbach Holding AG & Co. KGaA	137	10,219
HUGO BOSS AG	1,394	94,918
Infineon Technologies AG	10,418	374,064
Instone Real Estate Group SE	807	6,847
JOST Werke SE	330	17,255
Jungheinrich AG, Preference Shares	943	29,441
KION Group AG	1,066	53,861
Knorr-Bremse AG	1,135	79,461
Koenig & Bauer AG(1)	124	1,407
Kontron AG	994	22,936
Krones AG	259	32,023
Lanxess AG	1,119	28,283
LEG Immobilien SE(1)	460	33,883
Mercedes-Benz Group AG	4,360	347,426
Merck KGaA	224	38,113
METRO AG	3,326	18,565
MTU Aero Engines AG	522	125,567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	784	365,009
Mutares SE & Co. KGaA	403	15,266
Nagarro SE(1)	87	7,745
Nemetschek SE	464	44,451
New Work SE	40	2,716
Norma Group SE	945	14,332
Patrizia SE	269	2,152
Pfeiffer Vacuum Technology AG	43	7,282
Porsche Automobil Holding SE, Preference Shares	1,023	54,689
66

Avantis Responsible International Equity ETF
	Shares	Value
ProSiebenSat.1 Media SE	2,945	$19,324
Puma SE	1,313	60,389
PVA TePla AG(1)	241	5,878
Qiagen NV(1)	931	39,838
Rational AG	30	24,686
Rheinmetall AG	342	156,929
SAF-Holland SE	1,857	35,215
SAP SE, ADR	2,658	499,359
Sartorius AG, Preference Shares	133	50,371
Schaeffler AG, Preference Shares	2,657	19,342
Scout24 SE	429	31,195
Secunet Security Networks AG	12	1,961
SGL Carbon SE(1)	1,508	9,899
Siemens AG	1,207	238,948
Siemens Energy AG(1)	1,319	20,255
Siemens Healthineers AG(1)	882	52,935
Siltronic AG	519	48,550
Sixt SE	317	29,750
Sixt SE, Preference Shares	579	39,084
SMA Solar Technology AG(1)	387	23,072
Stabilus SE	402	26,525
Stroeer SE & Co. KGaA	529	29,631
SUESS MicroTec SE	222	9,225
Symrise AG	392	40,114
TAG Immobilien AG(1)	6,357	77,718
Talanx AG	1,275	91,011
TeamViewer SE(1)	2,505	39,627
thyssenkrupp AG	10,608	54,249
United Internet AG	987	23,899
Verbio SE	271	5,533
Volkswagen AG	172	27,070
Volkswagen AG, Preference Shares	1,162	157,800
Vonovia SE	6,939	193,662
Wacker Chemie AG	164	17,938
Wacker Neuson SE	804	14,475
Wuestenrot & Wuerttembergische AG	704	10,220
Zalando SE(1)	2,740	57,987
		9,177,718
Hong Kong — 1.7%
AIA Group Ltd.	55,200	444,977
ASMPT Ltd.	10,800	132,457
Bank of East Asia Ltd.	39,800	49,709
BOC Hong Kong Holdings Ltd.	42,000	110,343
Budweiser Brewing Co. APAC Ltd.	2,100	3,385
Cafe de Coral Holdings Ltd.	18,000	19,032
Chow Sang Sang Holdings International Ltd.	7,000	8,593
CITIC Telecom International Holdings Ltd.	3,000	1,142
CK Asset Holdings Ltd.	26,500	121,900
CK Hutchison Holdings Ltd.	27,000	136,379
Comba Telecom Systems Holdings Ltd.	56,000	4,286
Cowell e Holdings, Inc.(1)(2)	8,000	18,670
67

Avantis Responsible International Equity ETF
	Shares	Value
EC Healthcare	3,000	$576
ESR Group Ltd.	15,200	20,253
Futu Holdings Ltd., ADR(1)	486	26,011
Giordano International Ltd.	58,000	14,964
Hang Lung Group Ltd.	31,000	36,045
Hang Lung Properties Ltd.	44,000	47,226
Hang Seng Bank Ltd.	3,900	44,437
HKBN Ltd.	3,500	1,444
HKT Trust & HKT Ltd.	35,000	42,674
Hong Kong Exchanges & Clearing Ltd.	3,600	110,875
Hongkong Land Holdings Ltd.	12,600	42,661
Hysan Development Co. Ltd.	30,000	49,047
Johnson Electric Holdings Ltd.	10,000	13,602
JS Global Lifestyle Co. Ltd.	54,000	9,852
K Wah International Holdings Ltd.	7,000	1,857
Kerry Properties Ltd.	16,500	27,114
Luk Fook Holdings International Ltd.	5,000	13,369
Man Wah Holdings Ltd.	42,400	27,419
MTR Corp. Ltd.	14,000	46,316
New World Development Co. Ltd.	44,000	55,281
Oriental Watch Holdings	8,000	3,798
PC Partner Group Ltd.	2,000	727
Perfect Medical Health Management Ltd.	1,000	421
Sino Land Co. Ltd.	99,988	107,681
Sun Hung Kai Properties Ltd.	15,000	150,934
Swire Properties Ltd.	15,000	30,854
Tam Jai International Co. Ltd.	2,000	289
Techtronic Industries Co. Ltd.	22,000	237,341
Television Broadcasts Ltd.(1)	6,900	2,842
Texhong International Group Ltd.(1)	3,500	1,706
Theme International Holdings Ltd.(1)	30,000	1,530
Vitasoy International Holdings Ltd.	8,000	7,282
VTech Holdings Ltd.	4,900	28,305
Wharf Real Estate Investment Co. Ltd.	8,000	26,641
Yue Yuen Industrial Holdings Ltd.	15,000	15,635
		2,297,882
Ireland — 0.6%
AIB Group PLC	25,667	119,161
Bank of Ireland Group PLC	19,603	171,193
Cairn Homes PLC	21,615	34,030
Dalata Hotel Group PLC	9,874	48,158
Glanbia PLC	1,357	24,603
Glenveagh Properties PLC(1)	17,295	21,185
ICON PLC(1)	102	32,703
Kerry Group PLC, A Shares	651	57,165
Kingspan Group PLC	1,693	153,096
Origin Enterprises PLC	4,387	15,017
Smurfit Kappa Group PLC	4,081	174,420
Uniphar PLC	4,079	11,974
		862,705
68

Avantis Responsible International Equity ETF
	Shares	Value
Israel — 0.9%
AFI Properties Ltd.(1)	23	$1,058
Africa Israel Residences Ltd.	78	5,153
Airport City Ltd.(1)	1,002	16,933
Alony Hetz Properties & Investments Ltd.	2,933	21,537
Amos Luzon Development & Energy Group Ltd.(1)	3,041	1,650
Amot Investments Ltd.	1,877	9,597
Argo Properties NV(1)	43	838
Azorim-Investment Development & Construction Co. Ltd.(1)	1,038	5,331
Azrieli Group Ltd.	362	26,272
Bank Hapoalim BM	11,490	110,060
Bank Leumi Le-Israel BM	11,801	98,947
Big Shopping Centers Ltd.(1)	204	22,594
Blue Square Real Estate Ltd.	108	7,638
Camtek Ltd.(1)	461	37,216
Ceragon Networks Ltd.(1)	1,293	3,944
Check Point Software Technologies Ltd.(1)	590	94,648
CyberArk Software Ltd.(1)	79	20,837
Danel Adir Yeoshua Ltd.	308	30,767
Danya Cebus Ltd.	430	11,089
Delta Galil Ltd.	132	6,229
Electra Consumer Products 1970 Ltd.	87	2,187
Electra Real Estate Ltd.	113	1,214
Energix-Renewable Energies Ltd.	5,868	22,029
Formula Systems 1985 Ltd.	51	3,938
Fox Wizel Ltd.	125	10,446
G City Ltd.(1)	929	2,918
Gilat Satellite Networks Ltd.(1)	345	2,054
Global-e Online Ltd.(1)	632	21,406
Hilan Ltd.	156	8,949
Innoviz Technologies Ltd.(1)	164	261
Isracard Ltd.	7,039	27,559
Israel Discount Bank Ltd., A Shares	16,566	86,431
Israel Land Development Co. Ltd.	606	5,477
Isras Investment Co. Ltd.	36	7,256
Ituran Location & Control Ltd.	218	5,694
Magic Software Enterprises Ltd.	443	4,943
Matrix IT Ltd.	287	6,028
Mega Or Holdings Ltd.	226	5,893
Melisron Ltd.	399	30,857
Mivne Real Estate KD Ltd.	5,087	13,666
Mizrahi Tefahot Bank Ltd.	1,590	62,933
Nano Dimension Ltd., ADR(1)	5,505	15,689
Neto Malinda Trading Ltd.(1)	79	1,098
Nice Ltd., ADR(1)	184	45,108
Norstar Holdings, Inc.(1)	181	508
Nova Ltd.(1)	306	52,306
OY Nofar Energy Ltd.(1)	47	1,149
Perion Network Ltd.(1)	708	16,130
Prashkovsky Investments & Construction Ltd.	87	2,241
Retailors Ltd.	802	18,381
69

Avantis Responsible International Equity ETF
	Shares	Value
Sapiens International Corp. NV	577	$17,823
Shufersal Ltd.(1)	6,433	45,841
Strauss Group Ltd.(1)	417	8,273
Summit Real Estate Holdings Ltd.	467	6,253
Tamar Petroleum Ltd.	637	3,469
Tel Aviv Stock Exchange Ltd.	1,537	10,827
Teva Pharmaceutical Industries Ltd., ADR(1)	5,701	74,968
Wix.com Ltd.(1)	160	22,429
YH Dimri Construction & Development Ltd.	124	9,792
ZIM Integrated Shipping Services Ltd.	3,064	36,492
		1,253,254
Italy — 2.6%
A2A SpA	49,035	89,126
ACEA SpA	2,155	32,023
Amplifon SpA	638	21,304
Arnoldo Mondadori Editore SpA	2,435	5,632
Assicurazioni Generali SpA	4,323	102,537
Azimut Holding SpA	2,267	65,017
Banca Generali SpA	1,392	51,463
Banca IFIS SpA	532	9,672
Banca Mediolanum SpA	3,327	35,809
Banca Popolare di Sondrio SpA	4,954	37,075
Banco BPM SpA	19,306	112,396
BFF Bank SpA	4,397	51,289
BPER Banca	23,578	94,662
Brembo SpA	637	7,884
Brunello Cucinelli SpA(2)	649	77,941
Cairo Communication SpA	755	1,445
Credito Emiliano SpA	1,859	17,783
Davide Campari-Milano NV	963	9,765
De' Longhi SpA(2)	1,634	50,290
DiaSorin SpA	36	3,633
Digital Bros SpA(1)(2)	176	1,728
doValue SpA(2)	724	1,620
Enav SpA	1,599	5,609
Enel SpA	20,117	128,005
Esprinet SpA	42	233
Ferrari NV	607	256,192
Fila SpA	2,165	19,995
Fincantieri SpA(1)(2)	39,505	20,772
FinecoBank Banca Fineco SpA	5,058	70,071
Geox SpA(1)	1,302	1,039
Infrastrutture Wireless Italiane SpA	405	4,486
Innovatec SpA(1)	639	848
Interpump Group SpA	219	10,405
Intesa Sanpaolo SpA	74,345	236,745
Iveco Group NV(1)	6,291	77,485
Juventus Football Club SpA(1)(2)	3,614	10,165
Leonardo SpA	4,122	88,129
Maire Tecnimont SpA	3,564	20,451
Mediobanca Banca di Credito Finanziario SpA	3,461	47,146
70

Avantis Responsible International Equity ETF
	Shares	Value
MFE-MediaForEurope NV, Class A	3,482	$7,944
MFE-MediaForEurope NV, Class B	818	2,583
Moncler SpA	1,296	93,450
Nexi SpA(1)	374	2,745
Orsero SpA	212	3,438
OVS SpA	7,871	18,751
Piaggio & C SpA	2,549	8,541
Poste Italiane SpA	8,564	100,450
Prysmian SpA	2,717	135,594
RAI Way SpA	2,397	12,427
Recordati Industria Chimica e Farmaceutica SpA(2)	344	19,259
Safilo Group SpA(1)	524	651
Salcef Group SpA	245	6,016
Salvatore Ferragamo SpA(2)	1,255	16,378
Sanlorenzo SpA	136	6,077
Sesa SpA(2)	135	16,732
Stellantis NV	13,995	366,104
Technogym SpA	2,558	24,326
Terna - Rete Elettrica Nazionale	19,323	151,376
Tod's SpA(1)	218	10,154
UniCredit SpA	17,527	587,060
Unieuro SpA(2)	212	2,080
Unipol Gruppo SpA	3,418	27,491
Webuild SpA(2)	11,244	23,852
Wiit SpA(2)	95	1,884
		3,523,233
Japan — 22.2%
77 Bank Ltd.	1,000	26,313
A&D HOLON Holdings Co. Ltd.	1,200	19,308
Adastria Co. Ltd.	700	15,962
ADEKA Corp.	600	12,370
Advantest Corp.	4,000	188,304
Aeon Co. Ltd.(2)	8,500	202,954
Aeon Delight Co. Ltd.	200	4,570
Aeon Mall Co. Ltd.(2)	3,100	36,193
Aica Kogyo Co. Ltd.	1,000	23,750
Aiful Corp.	3,300	9,150
Ain Holdings, Inc.	200	6,333
Air Water, Inc.	4,300	62,041
Aisan Industry Co. Ltd.	3,000	31,321
Ajinomoto Co., Inc.	3,300	121,378
Akatsuki, Inc.	100	1,722
Akebono Brake Industry Co. Ltd.(1)	3,000	2,347
Alfresa Holdings Corp.	5,200	77,548
Alpen Co. Ltd.	100	1,322
Alps Alpine Co. Ltd.	3,200	23,524
Altech Corp.	700	13,611
Amano Corp.	500	12,249
Amvis Holdings, Inc.	500	8,352
AOKI Holdings, Inc.	600	4,481
Aoyama Trading Co. Ltd.	2,900	31,600
71

Avantis Responsible International Equity ETF
	Shares	Value
Aozora Bank Ltd.(2)	3,000	$55,106
Arata Corp.	1,000	22,417
ARCLANDS Corp.	2,800	31,448
Arcs Co. Ltd.(2)	1,700	35,121
ARE Holdings, Inc.	3,300	42,671
Argo Graphics, Inc.	300	8,615
Arisawa Manufacturing Co. Ltd.	300	2,310
As One Corp.	300	10,483
Asahi Co. Ltd.	200	1,759
Asahi Group Holdings Ltd.	300	10,277
Asahi Intecc Co. Ltd.	400	8,325
Asahi Kasei Corp.	14,700	102,282
Asahi Yukizai Corp.	200	5,767
Asics Corp.	3,000	127,674
ASKA Pharmaceutical Holdings Co. Ltd.	100	1,394
ASKUL Corp.	1,100	15,482
Astellas Pharma, Inc.	6,300	68,851
Atrae, Inc.(1)	100	338
Aucnet, Inc.	100	1,501
Autobacs Seven Co. Ltd.	3,000	33,546
Avant Group Corp.	400	3,659
Avex, Inc.	200	1,741
Axial Retailing, Inc.	200	5,333
Azbil Corp.	100	2,939
Bandai Namco Holdings, Inc.	3,600	69,323
Bando Chemical Industries Ltd.	500	5,712
Bank of Iwate Ltd.	100	1,770
Bank of Nagoya Ltd.	100	4,427
Bank of the Ryukyus Ltd.	600	4,612
Base Co. Ltd.	100	2,266
BayCurrent Consulting, Inc.(2)	1,200	26,958
Belc Co. Ltd.	100	4,243
Bell System24 Holdings, Inc.	2,000	22,696
Benefit One, Inc.	300	4,354
Benesse Holdings, Inc.	1,800	31,140
Bic Camera, Inc.(2)	200	1,718
BIPROGY, Inc.	900	27,873
BML, Inc.	400	7,512
Bridgestone Corp.	5,900	253,361
Brother Industries Ltd.	3,400	57,046
Bunka Shutter Co. Ltd.	3,000	31,501
Canon Marketing Japan, Inc.	300	8,935
Canon, Inc., ADR(2)	5,587	163,085
Capcom Co. Ltd.	3,000	121,142
Cawachi Ltd.	100	1,849
Celsys, Inc.	300	1,645
Central Automotive Products Ltd.	700	26,253
Chiba Bank Ltd.	4,800	39,091
Chiba Kogyo Bank Ltd.	4,000	27,834
Chori Co. Ltd.	700	14,903
Chubu Steel Plate Co. Ltd.	600	9,867
72

Avantis Responsible International Equity ETF
	Shares	Value
Chugai Pharmaceutical Co. Ltd.	4,600	$183,731
Chugin Financial Group, Inc.	3,200	25,238
Citizen Watch Co. Ltd.	7,400	51,515
Coca-Cola Bottlers Japan Holdings, Inc.	3,000	39,661
COLOPL, Inc.	200	761
Computer Engineering & Consulting Ltd.	200	2,502
Comture Corp.	100	1,215
Cosmos Pharmaceutical Corp.	300	29,315
Create SD Holdings Co. Ltd.	600	13,189
Credit Saison Co. Ltd.	3,800	73,922
Creek & River Co. Ltd.	100	1,292
Cross Cat Co. Ltd.	100	816
CyberAgent, Inc.	4,600	32,301
Cybozu, Inc.	600	7,432
Dai Nippon Printing Co. Ltd.	3,000	87,627
Dai-Dan Co. Ltd.	200	2,481
Daiei Kankyo Co. Ltd.	1,300	24,386
Daifuku Co. Ltd.	900	21,369
Daihen Corp.	100	5,272
Daiichi Jitsugyo Co. Ltd.	300	3,983
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	624
Dai-ichi Life Holdings, Inc.	9,100	207,154
Daiichi Sankyo Co. Ltd.	3,400	111,975
Daiichikosho Co. Ltd.	1,100	14,231
Daikin Industries Ltd.	400	56,377
Daiseki Co. Ltd.	1,000	26,513
Daishi Hokuetsu Financial Group, Inc.	1,400	40,330
Daishinku Corp.	3,000	18,170
Daito Trust Construction Co. Ltd.	600	71,179
Daitron Co. Ltd.	100	2,037
Daiwa House Industry Co. Ltd.	6,100	176,134
Daiwa Securities Group, Inc.	14,100	103,955
Daiwabo Holdings Co. Ltd.	3,000	52,597
DCM Holdings Co. Ltd.(2)	3,000	28,875
Dear Life Co. Ltd.	1,700	10,643
DeNA Co. Ltd.	100	978
Denso Corp.	10,400	191,311
Dentsu Group, Inc.	2,000	55,411
Dentsu Soken, Inc.	200	7,170
Dexerials Corp.	3,000	121,037
Digital Arts, Inc.	100	2,961
Digital Hearts Holdings Co. Ltd.	100	650
Digital Holdings, Inc.	100	741
Digital Information Technologies Corp.	100	1,255
Dip Corp.(2)	400	7,021
Direct Marketing MiX, Inc.	200	416
Disco Corp.	600	195,532
Doshisha Co. Ltd.	100	1,406
Double Standard, Inc.	100	1,255
Drecom Co. Ltd.	400	3,217
DTS Corp.	300	8,077
73

Avantis Responsible International Equity ETF
	Shares	Value
Duskin Co. Ltd.	300	$6,731
Eagle Industry Co. Ltd.	1,000	11,800
East Japan Railway Co.	2,200	130,155
Ebara Corp.	3,000	253,536
EDION Corp.	3,000	30,783
E-Guardian, Inc.	100	923
Eiken Chemical Co. Ltd.	600	7,557
Eisai Co. Ltd.	1,100	45,629
Eizo Corp.	200	6,898
Elan Corp.	200	1,276
Elecom Co. Ltd.	1,100	11,762
Elematec Corp.	200	2,543
en Japan, Inc.	300	5,065
Enplas Corp.(2)	200	11,147
Envipro Holdings, Inc.	100	331
ESPEC Corp.	700	13,085
Exedy Corp.	1,100	22,153
F&M Co. Ltd.	100	1,402
FANUC Corp.	1,000	29,149
Fast Retailing Co. Ltd.(2)	300	86,895
FCC Co. Ltd.	3,000	42,462
Ferrotec Holdings Corp.	1,200	24,002
FIDEA Holdings Co. Ltd.	100	1,085
First Bank of Toyama Ltd.	300	1,914
Fixstars Corp.	100	1,291
FP Corp.	1,100	20,193
Fuji Co. Ltd.	1,600	20,181
Fuji Corp. /Aichi	1,400	24,115
Fuji Electric Co. Ltd.	3,000	182,692
Fuji Oil Co. Ltd.(2)	400	921
Fuji Seal International, Inc.	500	6,771
Fuji Soft, Inc.	400	17,059
Fujibo Holdings, Inc.	100	2,988
FUJIFILM Holdings Corp.	1,200	76,436
Fujikura Ltd.	5,000	61,185
Fujitsu Ltd.	1,400	218,782
Fukui Computer Holdings, Inc.	200	3,528
Fukuoka Financial Group, Inc.	3,100	80,534
Fukuyama Transporting Co. Ltd.	200	5,445
FULLCAST Holdings Co. Ltd.	300	3,082
Funai Soken Holdings, Inc.	200	3,366
Furukawa Battery Co. Ltd.	100	663
Furukawa Electric Co. Ltd.(2)	2,800	55,496
Furuno Electric Co. Ltd.	100	1,516
Futaba Industrial Co. Ltd.	3,100	22,214
Future Corp.	400	4,498
Fuyo General Lease Co. Ltd.	400	36,572
G-7 Holdings, Inc.	300	2,790
Gakken Holdings Co. Ltd.	600	3,919
Gakujo Co. Ltd.	100	1,224
Genki Sushi Co. Ltd.	800	19,703
74

Avantis Responsible International Equity ETF
	Shares	Value
Genky DrugStores Co. Ltd.	100	$4,469
Geo Holdings Corp.	800	10,353
Gift Holdings, Inc.	200	4,063
Glory Ltd.	2,800	54,672
GMO internet group, Inc.	200	3,615
GMO Payment Gateway, Inc.	100	6,749
Goldwin, Inc.	400	23,205
Golf Digest Online, Inc.	100	410
GS Yuasa Corp.	1,300	24,486
G-Tekt Corp.	1,000	13,650
GungHo Online Entertainment, Inc.	3,000	43,586
Gunma Bank Ltd.	8,900	48,049
Gunze Ltd.	200	7,504
H.U. Group Holdings, Inc.	3,000	51,383
H2O Retailing Corp.	3,000	35,066
Hachijuni Bank Ltd.	5,100	31,263
Hakuhodo DY Holdings, Inc.	5,100	47,474
Hamakyorex Co. Ltd.	300	7,575
Hamamatsu Photonics KK	1,000	35,952
Hankyu Hanshin Holdings, Inc.	3,100	89,397
Hanwa Co. Ltd.	700	26,633
Happinet Corp.	300	6,340
Hard Off Corp. Co. Ltd.	100	1,245
Haseko Corp.	5,000	61,863
Heiwa Real Estate Co. Ltd.	500	13,095
Heiwado Co. Ltd.(2)	700	9,613
Hikari Tsushin, Inc.	300	54,318
Hirose Electric Co. Ltd.	600	63,854
Hitachi Construction Machinery Co. Ltd.	3,000	86,825
Hitachi Zosen Corp.	4,400	36,189
Hogy Medical Co. Ltd.	100	2,412
Hokko Chemical Industry Co. Ltd.	100	791
Hokuetsu Industries Co. Ltd.	1,200	19,157
Honda Motor Co. Ltd., ADR	13,245	471,390
Honeys Holdings Co. Ltd.	100	1,112
Hoosiers Holdings Co. Ltd.	200	1,468
Horiba Ltd.	1,000	97,754
Hosiden Corp.	1,000	12,991
Hotland Co. Ltd.	100	1,247
Hoya Corp.	1,400	182,752
HS Holdings Co. Ltd.	3,000	20,162
Hulic Co. Ltd.	6,600	65,854
Hyakujushi Bank Ltd.	300	5,637
Ibiden Co. Ltd.	2,800	129,604
Ichigo, Inc.(2)	5,000	13,040
Ichiyoshi Securities Co. Ltd.	200	1,073
Idec Corp.	500	9,510
IDOM, Inc.	3,000	18,155
Iida Group Holdings Co. Ltd.	3,000	38,712
I'll, Inc.	100	2,584
Imagica Group, Inc.	400	2,042
75

Avantis Responsible International Equity ETF
	Shares	Value
i-mobile Co. Ltd.	300	$906
Inaba Denki Sangyo Co. Ltd.	1,200	28,352
Inabata & Co. Ltd.	300	6,405
Ines Corp.	200	2,104
Infocom Corp.	1,300	19,920
INFRONEER Holdings, Inc.	4,900	50,263
Insource Co. Ltd.	400	2,359
Intage Holdings, Inc.	200	2,608
Internet Initiative Japan, Inc.	3,700	68,762
Inui Global Logistics Co. Ltd.(2)	200	1,354
Iriso Electronics Co. Ltd.	300	6,083
I'rom Group Co. Ltd.	100	1,247
Isetan Mitsukoshi Holdings Ltd.	5,800	81,937
Isuzu Motors Ltd.	10,000	142,689
ITmedia, Inc.	100	1,305
Itoki Corp.	3,400	37,334
IwaiCosmo Holdings, Inc.	100	1,514
Iwaki Co. Ltd.	100	1,753
Iyogin Holdings, Inc.	5,600	42,036
Izumi Co. Ltd.	900	20,846
J Front Retailing Co. Ltd.(2)	5,400	53,619
JAC Recruitment Co. Ltd.	800	4,106
Jaccs Co. Ltd.	700	25,565
Japan Aviation Electronics Industry Ltd.	3,000	53,090
Japan Exchange Group, Inc.	5,500	143,999
Japan Lifeline Co. Ltd.	3,800	33,270
Japan Material Co. Ltd.	200	3,407
Japan Post Bank Co. Ltd.	6,200	66,109
Japan Post Holdings Co. Ltd.	8,300	80,105
Japan Post Insurance Co. Ltd.	3,700	68,192
Japan Wool Textile Co. Ltd.	600	5,509
JBCC Holdings, Inc.	100	2,401
Jeol Ltd.	800	35,585
JINUSHI Co. Ltd.	100	1,461
J-Lease Co. Ltd.	200	1,745
JM Holdings Co. Ltd.	100	1,741
J-Oil Mills, Inc.	100	1,304
Joshin Denki Co. Ltd.	100	1,564
Joyful Honda Co. Ltd.	300	4,181
JSB Co. Ltd.	200	3,636
JTEKT Corp.	5,500	51,328
Justsystems Corp.	700	12,554
JVCKenwood Corp.	9,100	50,506
Kadokawa Corp.	900	17,184
Kaga Electronics Co. Ltd.	500	22,221
Kakaku.com, Inc.	600	6,892
Kamigumi Co. Ltd.	900	21,073
Kanamoto Co. Ltd.	1,000	19,176
Kanematsu Corp.	3,000	47,869
Kao Corp.	3,000	113,514
Katitas Co. Ltd.(2)	700	9,425
76

Avantis Responsible International Equity ETF
	Shares	Value
Kato Sangyo Co. Ltd.	600	$19,435
KDDI Corp.	10,900	329,526
Keihanshin Building Co. Ltd.	300	3,005
Keiyo Bank Ltd.	4,000	20,062
Keyence Corp.	200	93,731
KH Neochem Co. Ltd.	3,000	45,148
Kibun Foods, Inc.	100	837
Kirin Holdings Co. Ltd.	6,300	87,583
Kiyo Bank Ltd.	900	11,200
Koa Corp.	200	2,034
Kohnan Shoji Co. Ltd.	700	19,659
Koito Manufacturing Co. Ltd.	1,500	19,014
Kojima Co. Ltd.(2)	200	975
Kokuyo Co. Ltd.	3,000	47,454
Komatsu Ltd.	5,800	168,363
KOMEDA Holdings Co. Ltd.	200	3,644
Komeri Co. Ltd.	400	9,313
Konica Minolta, Inc.(1)	12,600	41,601
Konoike Transport Co. Ltd.	600	7,445
KPP Group Holdings Co. Ltd.	3,000	12,959
K's Holdings Corp.	3,400	29,452
Kubota Corp.	3,300	48,432
Kuraray Co. Ltd.	7,600	76,772
Kurita Water Industries Ltd.	1,000	40,755
Kusuri No. Aoki Holdings Co. Ltd.	1,200	25,184
KYB Corp.	700	24,061
Kyocera Corp.	4,800	70,841
Kyowa Kirin Co. Ltd.	500	9,902
Kyushu Financial Group, Inc.	9,400	70,870
Kyushu Railway Co.	400	9,195
Lasertec Corp.	400	107,327
Lawson, Inc.	1,100	75,333
Leopalace21 Corp.(1)	5,600	17,177
Link & Motivation, Inc.	100	412
Lintec Corp.	300	6,085
Lion Corp.	3,300	29,047
Lixil Corp.	3,500	44,889
LY Corp.	22,100	61,086
M3, Inc.	1,000	14,383
Mabuchi Motor Co. Ltd.	200	3,651
Macbee Planet, Inc.	100	12,458
Macnica Holdings, Inc.	1,200	66,424
Makita Corp.	200	5,233
Management Solutions Co. Ltd.	100	2,021
Mani, Inc.(2)	1,000	13,634
MarkLines Co. Ltd.	100	2,165
Marubeni Corp.	19,800	328,126
Marui Group Co. Ltd.	5,000	81,548
MARUKA FURUSATO Corp.	300	4,525
Maruwa Co. Ltd.	200	45,678
Maruzen Showa Unyu Co. Ltd.	500	14,863
77

Avantis Responsible International Equity ETF
	Shares	Value
Matsuda Sangyo Co. Ltd.	100	$1,564
MatsukiyoCocokara & Co.	600	9,950
Maxell Ltd.	3,000	31,189
McDonald's Holdings Co. Japan Ltd.(2)	700	32,557
MCJ Co. Ltd.	3,200	29,143
Mebuki Financial Group, Inc.	15,600	48,769
Medical Data Vision Co. Ltd.	300	1,162
Medipal Holdings Corp.	3,200	48,383
Meidensha Corp.	1,100	19,497
MEIJI Holdings Co. Ltd.	3,100	69,764
Meiko Electronics Co. Ltd.	1,300	42,678
MEITEC Group Holdings, Inc.	1,700	34,423
Meiwa Corp.	300	1,347
Menicon Co. Ltd.	500	5,931
Micronics Japan Co. Ltd.	3,000	151,341
MINEBEA MITSUMI, Inc.	4,500	93,315
Mirarth Holdings, Inc.	600	1,955
Miroku Jyoho Service Co. Ltd.	200	2,567
Mitsuba Corp.	2,700	26,289
Mitsubishi Electric Corp.	9,200	146,537
Mitsubishi Estate Co. Ltd.	10,800	165,310
Mitsubishi Gas Chemical Co., Inc.	3,000	48,898
Mitsubishi HC Capital, Inc.	22,400	154,780
Mitsubishi Heavy Industries Ltd.	600	47,488
Mitsubishi Logistics Corp.	1,100	33,775
Mitsubishi Pencil Co. Ltd.	200	3,172
Mitsubishi Research Institute, Inc.	100	3,367
Mitsubishi Shokuhin Co. Ltd.	600	21,568
Mitsubishi UFJ Financial Group, Inc., ADR	51,427	528,155
Mitsui Chemicals, Inc.	3,300	91,516
Mitsui Fudosan Co. Ltd.	3,700	100,443
Mitsui Matsushima Holdings Co. Ltd.	300	6,300
Mitsui-Soko Holdings Co. Ltd.	1,200	37,729
MIXI, Inc.	1,200	19,773
Miyazaki Bank Ltd.	700	13,269
Mizuho Financial Group, Inc., ADR	66,159	248,758
Mizuno Corp.	300	10,549
Monex Group, Inc.	3,400	20,964
MonotaRO Co. Ltd.	300	2,869
Morinaga & Co. Ltd.	1,600	28,682
Morinaga Milk Industry Co. Ltd.	2,800	57,975
MS&AD Insurance Group Holdings, Inc.	4,300	214,881
m-up Holdings, Inc.	200	1,493
Murata Manufacturing Co. Ltd.	8,900	179,353
Musashi Seimitsu Industry Co. Ltd.	1,300	14,527
Nagase & Co. Ltd.	3,000	49,943
Namura Shipbuilding Co. Ltd.(2)	2,700	37,588
NEC Corp.	4,600	310,487
NEC Networks & System Integration Corp.	900	14,734
NET One Systems Co. Ltd.	800	13,883
Net Protections Holdings, Inc.(1)	300	387
78

Avantis Responsible International Equity ETF
	Shares	Value
Nexon Co. Ltd.	500	$8,120
NGK Insulators Ltd.	3,500	45,707
NHK Spring Co. Ltd.	4,800	46,157
Nichias Corp.	700	18,402
Nichicon Corp.	2,800	22,940
Nichiha Corp.	500	11,606
NIDEC Corp.	400	15,179
Nifco, Inc.	3,000	72,421
Nihon Chouzai Co. Ltd.	200	1,927
Nihon Dempa Kogyo Co. Ltd.	400	3,892
Nihon House Holdings Co. Ltd.	200	415
Nihon M&A Center Holdings, Inc.	3,000	20,120
Nihon Parkerizing Co. Ltd.	700	5,861
Nikkon Holdings Co. Ltd.	800	16,442
Nikon Corp.	3,000	29,701
Nintendo Co. Ltd.	5,300	296,165
Nippon Carbon Co. Ltd.	100	3,487
Nippon Chemi-Con Corp.(1)	300	2,741
NIPPON EXPRESS HOLDINGS, Inc.	1,600	84,587
Nippon Light Metal Holdings Co. Ltd.	1,700	19,614
Nippon Pillar Packing Co. Ltd.	300	11,050
Nippon Seiki Co. Ltd.	300	3,105
Nippon Signal Company Ltd.	300	2,039
Nippon Soda Co. Ltd.	300	12,303
Nippon Telegraph & Telephone Corp.	194,600	236,666
Nippon Television Holdings, Inc.	700	9,913
Nipro Corp.	6,300	52,085
Nishimatsuya Chain Co. Ltd.	3,000	44,944
Nishio Holdings Co. Ltd.	600	15,580
Nissan Chemical Corp.	500	20,913
Nissha Co. Ltd.	3,000	30,029
Nissin Corp.	600	11,362
Nissin Foods Holdings Co. Ltd.	300	8,745
Niterra Co. Ltd.	4,000	121,435
Nitori Holdings Co. Ltd.	200	29,418
Nitto Boseki Co. Ltd.(2)	200	7,470
Nitto Denko Corp.	1,000	91,944
Nohmi Bosai Ltd.	200	2,961
Nojima Corp.	3,700	41,621
NOK Corp.	1,800	25,518
Nomura Co. Ltd.	1,500	8,545
Noritsu Koki Co. Ltd.	100	2,146
Noritz Corp.	1,800	20,230
North Pacific Bank Ltd.	5,300	14,144
NS Solutions Corp.	500	16,734
NSD Co. Ltd.	400	7,631
NSK Ltd.	9,600	52,699
NTT Data Group Corp.	3,600	58,634
Oat Agrio Co. Ltd.	100	1,138
Obic Co. Ltd.	100	15,660
Ogaki Kyoritsu Bank Ltd.	400	5,694
79

Avantis Responsible International Equity ETF
	Shares	Value
Oisix ra daichi, Inc.(1)	100	$924
Oita Bank Ltd.	100	1,861
Okamoto Machine Tool Works Ltd.	100	4,246
Okamura Corp.	1,200	17,532
Oki Electric Industry Co. Ltd.	3,000	21,481
Olympus Corp.	3,100	44,110
Omron Corp.	400	14,873
Ono Pharmaceutical Co. Ltd.	6,000	99,358
Open House Group Co. Ltd.	100	3,158
Open Up Group, Inc.	100	1,460
Oracle Corp.	500	38,337
Orient Corp.	770	5,492
Oriental Land Co. Ltd.	500	17,920
ORIX Corp., ADR	2,330	245,139
OSG Corp.	1,700	23,863
Otsuka Corp.	1,600	70,355
Otsuka Holdings Co. Ltd.	2,800	113,614
Outsourcing, Inc.(1)	700	8,194
Oyo Corp.	100	1,501
Pacific Industrial Co. Ltd.	3,000	30,301
Pack Corp.	100	2,342
PAL GROUP Holdings Co. Ltd.(2)	1,200	18,247
PALTAC Corp.	200	5,594
Pan Pacific International Holdings Corp.	3,700	87,226
Park24 Co. Ltd.(1)	3,000	35,637
Pasona Group, Inc.	200	3,832
PeptiDream, Inc.(1)	1,600	16,878
Persol Holdings Co. Ltd.	28,400	41,149
Pigeon Corp.	1,100	11,200
Pilot Corp.	300	7,985
Piolax, Inc.	200	3,741
Pola Orbis Holdings, Inc.	200	1,997
Premium Group Co. Ltd.	300	3,780
Press Kogyo Co. Ltd.	3,000	13,493
Prestige International, Inc.	3,000	12,881
Qol Holdings Co. Ltd.	1,000	11,006
Quick Co. Ltd.	100	1,644
Raccoon Holdings, Inc.	100	485
Rakus Co. Ltd.	300	4,746
Rakuten Bank Ltd.(1)	1,300	25,863
Rakuten Group, Inc.(1)(2)	5,200	28,501
Rasa Industries Ltd.	100	1,627
Recruit Holdings Co. Ltd.	6,400	258,149
Relo Group, Inc.	800	6,444
Renesas Electronics Corp.	6,500	107,400
Rengo Co. Ltd.	5,000	33,362
Resona Holdings, Inc.	25,600	139,715
Resonac Holdings Corp.	3,200	77,329
Resorttrust, Inc.	2,800	48,293
Ricoh Co. Ltd.	7,400	61,634
Ricoh Leasing Co. Ltd.	200	6,895
80

Avantis Responsible International Equity ETF
	Shares	Value
Rion Co. Ltd.	100	$1,993
Riso Kyoiku Co. Ltd.	3,000	4,388
Rohm Co. Ltd.	3,600	61,332
Roland DG Corp.	100	3,349
RYODEN Corp.	100	1,754
Ryohin Keikaku Co. Ltd.	7,400	116,929
Ryosan Co. Ltd.	500	18,002
Sakai Moving Service Co. Ltd.	200	3,477
Sakura Internet, Inc.	1,200	51,779
San ju San Financial Group, Inc.	100	1,322
Sangetsu Corp.	1,200	28,240
San-In Godo Bank Ltd.	3,600	27,626
Sankyu, Inc.	800	28,288
Santen Pharmaceutical Co. Ltd.	5,300	52,527
Sanwa Holdings Corp.	4,100	72,774
Sapporo Holdings Ltd.	1,000	43,994
Sato Holdings Corp.	1,500	22,481
Sawai Group Holdings Co. Ltd.	600	22,971
SB Technology Corp.	100	1,429
SBI Sumishin Net Bank Ltd.	1,900	24,752
SBS Holdings, Inc.	500	8,004
SCREEN Holdings Co. Ltd.	1,600	200,918
Scroll Corp.	3,000	18,848
SCSK Corp.	600	11,067
Secom Co. Ltd.	700	51,080
Seibu Holdings, Inc.	5,000	72,291
Seikitokyu Kogyo Co. Ltd.(2)	800	10,464
Seiko Epson Corp.	4,400	71,225
Seiko Group Corp.	400	9,305
Seino Holdings Co. Ltd.	3,500	49,542
Seiren Co. Ltd.	200	3,428
Sekisui House Ltd.	3,000	66,827
Sekisui Jushi Corp.	100	1,712
Senko Group Holdings Co. Ltd.	3,500	24,947
Senshu Electric Co. Ltd.	200	5,128
Seria Co. Ltd.	500	10,109
SG Holdings Co. Ltd.	4,800	60,215
Sharp Corp.(1)(2)	4,900	26,705
Shibaura Electronics Co. Ltd.	100	3,951
Shibaura Mechatronics Corp.	300	13,218
SHIFT, Inc.(1)	100	18,488
Shikoku Bank Ltd.	100	752
Shimadzu Corp.	700	19,123
Shimamura Co. Ltd.	800	42,594
Shimano, Inc.	500	69,251
Shin Nippon Biomedical Laboratories Ltd.	100	1,098
Shindengen Electric Manufacturing Co. Ltd.	100	2,070
Shin-Etsu Chemical Co. Ltd.	1,500	64,011
Shinsho Corp.	100	4,843
Shionogi & Co. Ltd.	3,700	184,211
Ship Healthcare Holdings, Inc.	3,000	43,567
81

Avantis Responsible International Equity ETF
	Shares	Value
Shiseido Co. Ltd.	600	$16,312
Shizuoka Financial Group, Inc.	5,100	49,921
Shoei Co. Ltd.	200	2,825
Shofu, Inc.	100	1,805
SIGMAXYZ Holdings, Inc.	500	5,718
Siix Corp.	1,100	12,041
Sinfonia Technology Co. Ltd.	700	12,513
Sinko Industries Ltd.	100	2,238
Sintokogio Ltd.	1,500	11,614
SKY Perfect JSAT Holdings, Inc.	3,400	20,183
Skylark Holdings Co. Ltd.	3,000	43,703
SMS Co. Ltd.	500	8,878
Socionext, Inc.	1,000	25,784
SoftBank Corp.(2)	9,000	118,381
SoftBank Group Corp.	200	11,847
Softcreate Holdings Corp.	200	2,612
Sohgo Security Services Co. Ltd.	5,100	28,289
Solasto Corp.	400	1,431
Sompo Holdings, Inc.	3,700	216,916
Sony Group Corp., ADR	8,150	699,351
S-Pool, Inc.	3,000	6,494
Square Enix Holdings Co. Ltd.	400	16,946
Stanley Electric Co. Ltd.	1,500	25,715
Star Micronics Co. Ltd.	3,000	36,208
Starts Corp., Inc.	1,000	20,221
Studio Alice Co. Ltd.	100	1,355
Subaru Corp.	9,300	210,420
Sugi Holdings Co. Ltd.	1,200	18,839
Sumida Corp.	1,200	9,760
Sumiseki Holdings, Inc.	1,700	31,617
Sumitomo Bakelite Co. Ltd.	200	11,506
Sumitomo Electric Industries Ltd.	14,000	207,881
Sumitomo Forestry Co. Ltd.	3,000	85,621
Sumitomo Mitsui Financial Group, Inc., ADR	38,120	424,657
Sumitomo Mitsui Trust Holdings, Inc.	7,400	149,948
Sumitomo Realty & Development Co. Ltd.	4,500	133,480
Sumitomo Riko Co. Ltd.	3,300	27,863
Sumitomo Rubber Industries Ltd.	5,200	60,618
Sumitomo Warehouse Co. Ltd.	700	12,057
Sun Frontier Fudousan Co. Ltd.	3,000	33,279
Sundrug Co. Ltd.	1,000	31,219
Suntory Beverage & Food Ltd.	3,000	98,512
Suzuken Co. Ltd.	1,200	35,725
Suzuki Motor Corp.	3,000	132,061
SWCC Corp.	3,000	67,552
Sysmex Corp.	1,200	67,386
Systena Corp.	3,100	5,967
Syuppin Co. Ltd.	100	769
T&D Holdings, Inc.	5,200	90,503
Tachibana Eletech Co. Ltd.	700	14,843
Tachi-S Co. Ltd.	1,300	17,805
82

Avantis Responsible International Equity ETF
	Shares	Value
Taikisha Ltd.	900	$28,491
Taisei Corp.	3,400	106,898
Taiyo Yuden Co. Ltd.	700	15,328
Takaoka Toko Co. Ltd.	100	1,638
Takara & Co. Ltd.	200	3,791
Takara Holdings, Inc.(2)	3,800	31,828
Takasago Thermal Engineering Co. Ltd.	3,000	87,472
Takashimaya Co. Ltd.(2)	3,800	57,198
Takeda Pharmaceutical Co. Ltd., ADR(2)	8,257	120,470
Tamron Co. Ltd.	1,100	47,798
Tanseisha Co. Ltd.	100	531
TDK Corp.	5,400	281,539
TechMatrix Corp.	400	5,349
TechnoPro Holdings, Inc.	3,000	60,082
Teijin Ltd.	4,100	34,790
Tera Probe, Inc.	400	17,544
Terumo Corp.	500	19,481
TIS, Inc.	3,100	69,963
TKC Corp.	200	4,951
TOA ROAD Corp.	400	17,395
Toagosei Co. Ltd.	3,000	30,904
Tocalo Co. Ltd.	1,900	21,904
Tochigi Bank Ltd.(2)	1,200	2,721
Toei Co. Ltd.	100	13,725
Toho Bank Ltd.	8,400	19,081
Toho Co. Ltd.(2)	300	9,736
Toho Co. Ltd.	300	5,930
Toho Holdings Co. Ltd.	1,400	29,550
Tokai Corp.	100	1,467
Tokai Rika Co. Ltd.	1,600	26,239
Token Corp.	200	12,696
Tokio Marine Holdings, Inc.	13,900	406,112
Tokyo Century Corp.	4,800	50,119
Tokyo Electron Device Ltd.	300	14,500
Tokyo Electron Ltd.	3,200	793,948
Tokyo Individualized Educational Institute, Inc.(2)	200	596
Tokyo Kiraboshi Financial Group, Inc.	900	27,201
Tokyo Tatemono Co. Ltd.	4,600	66,725
Tokyo Tekko Co. Ltd.	700	25,865
Tokyu Corp.	4,000	49,771
Tokyu Fudosan Holdings Corp.	18,700	122,798
Tomy Co. Ltd.	3,300	58,780
Topcon Corp.	400	4,754
TOPPAN Holdings, Inc.	3,200	76,267
Topre Corp.	1,400	23,026
Topy Industries Ltd.	200	4,092
Toray Industries, Inc.	20,600	95,047
Torex Semiconductor Ltd.	100	1,227
Torishima Pump Manufacturing Co. Ltd.	1,000	18,959
Tosei Corp.	200	2,731
Toshiba TEC Corp.	100	2,093
83

Avantis Responsible International Equity ETF
	Shares	Value
Totech Corp.	400	$20,350
TOTO Ltd.	100	2,708
Towa Corp.	900	56,488
Toyo Corp.	100	1,023
Toyo Securities Co. Ltd.	600	1,503
Toyo Seikan Group Holdings Ltd.	3,900	65,675
Toyo Tanso Co. Ltd.	100	4,579
Toyo Tire Corp.	3,700	67,033
Toyobo Co. Ltd.	3,000	22,251
Toyoda Gosei Co. Ltd.	3,000	61,876
Toyota Boshoku Corp.	1,500	23,793
Toyota Motor Corp., ADR(2)	4,114	989,623
Toyota Tsusho Corp.	3,400	220,264
TPR Co. Ltd.	300	4,332
Trancom Co. Ltd.	300	12,578
Transcosmos, Inc.	600	12,195
Trend Micro, Inc.	2,000	99,393
Trusco Nakayama Corp.	1,700	26,411
TS Tech Co. Ltd.	3,000	38,852
TSI Holdings Co. Ltd.	3,000	13,118
Tsubakimoto Chain Co.	800	26,086
Tsugami Corp.	2,500	19,801
Tsukuba Bank Ltd.(2)	3,000	5,397
Tsuruha Holdings, Inc.	300	22,641
TV Asahi Holdings Corp.	400	5,187
Tv Tokyo Holdings Corp.	100	1,975
Uchida Yoko Co. Ltd.	400	20,784
Ulvac, Inc.	700	43,171
Unicharm Corp.	1,800	59,694
Unipres Corp.	3,000	21,965
United Arrows Ltd.	900	10,612
Ushio, Inc.	300	3,974
USS Co. Ltd.	4,500	78,332
UT Group Co. Ltd.(1)	700	16,441
V Technology Co. Ltd.	100	1,730
Valqua Ltd.	300	9,627
ValueCommerce Co. Ltd.	100	760
Vector, Inc.(2)	500	4,097
Wacoal Holdings Corp.	100	2,436
Wakachiku Construction Co. Ltd.	400	8,670
Wakita & Co. Ltd.(2)	1,100	11,284
Welcia Holdings Co. Ltd.	100	1,887
West Japan Railway Co.	3,000	124,745
Will Group, Inc.	100	765
World Co. Ltd.	1,000	12,908
Xebio Holdings Co. Ltd.	100	655
YAKUODO Holdings Co. Ltd.	100	1,936
YAMABIKO Corp.	1,200	14,815
Yamada Holdings Co. Ltd.	15,300	43,984
Yamae Group Holdings Co. Ltd.(2)	600	11,005
Yamaguchi Financial Group, Inc.	4,500	45,699
84

Avantis Responsible International Equity ETF
	Shares	Value
Yamaha Corp.	100	$2,187
Yamaha Motor Co. Ltd.	12,900	115,653
Yamaichi Electronics Co. Ltd.	300	4,538
Yamanashi Chuo Bank Ltd.	1,200	14,986
Yamato Holdings Co. Ltd.	3,400	51,665
Yaoko Co. Ltd.	400	23,000
Yaskawa Electric Corp.(2)	200	8,198
Yellow Hat Ltd.	400	5,222
Yokogawa Electric Corp.	1,000	21,168
Yokohama Rubber Co. Ltd.	3,100	82,463
Yokorei Co. Ltd.	600	4,243
Yuasa Trading Co. Ltd.	400	13,412
Zenkoku Hosho Co. Ltd.	700	25,692
Zenrin Co. Ltd.	600	3,412
Zeon Corp.	600	5,091
ZIGExN Co. Ltd.	600	2,249
ZOZO, Inc.	900	20,427
		29,807,527
Netherlands — 4.1%
Aalberts NV	2,213	99,543
ABN AMRO Bank NV, CVA	7,726	124,381
Adyen NV(1)	158	249,994
Aegon Ltd.(2)	26,335	155,903
AerCap Holdings NV(1)	3,357	259,093
Akzo Nobel NV	2,098	152,921
Allfunds Group PLC	2,410	17,133
Arcadis NV	572	33,386
ASM International NV	224	136,807
ASML Holding NV, NY Shares	1,528	1,454,167
ASR Nederland NV	4,388	202,527
B&S Group SARL	501	1,965
Basic-Fit NV(1)(2)	1,148	30,965
BE Semiconductor Industries NV	1,429	258,817
Brunel International NV	1,039	11,532
Coca-Cola Europacific Partners PLC	829	56,894
Constellium SE(1)	3,584	69,494
Corbion NV	1,428	27,103
DSM-Firmenich AG	1,697	181,865
Flow Traders Ltd.	664	11,929
Heineken Holding NV	122	9,424
Heineken NV	718	66,337
IMCD NV	254	38,750
ING Groep NV, ADR	35,517	487,293
InPost SA(1)	5,882	91,907
Just Eat Takeaway.com NV(1)	4,834	79,831
Koninklijke Ahold Delhaize NV	9,937	295,942
Koninklijke BAM Groep NV	7,537	26,945
Koninklijke KPN NV	56,930	208,105
Koninklijke Philips NV, NY Shares(1)(2)	3,415	68,471
NN Group NV	4,529	202,119
Pharming Group NV(1)(2)	17,107	19,095
85

Avantis Responsible International Equity ETF
	Shares	Value
PostNL NV	114	$162
Prosus NV(1)	2,818	82,308
Randstad NV	1,664	91,776
Signify NV	170	4,568
TKH Group NV, CVA	635	26,528
Universal Music Group NV(2)	3,393	102,436
Van Lanschot Kempen NV	94	3,202
Wolters Kluwer NV	774	122,230
		5,563,848
New Zealand — 0.2%
Arvida Group Ltd.	3,990	2,356
Auckland International Airport Ltd.	4,737	23,376
Chorus Ltd.	9,223	44,668
EBOS Group Ltd.(2)	1,041	23,463
Fisher & Paykel Healthcare Corp. Ltd.	2,115	31,474
Fletcher Building Ltd.	21,462	53,631
KMD Brands Ltd.	7,291	2,309
Mercury NZ Ltd.	10,462	42,601
Meridian Energy Ltd.	7,193	26,192
Spark New Zealand Ltd.	21,645	66,857
		316,927
Norway — 0.8%
2020 Bulkers Ltd.(1)	579	8,194
ABG Sundal Collier Holding ASA	1,917	1,129
Adevinta ASA(1)	607	6,489
Atea ASA(1)	751	8,789
B2 Impact ASA	2,442	1,839
Bakkafrost P	124	7,746
Borregaard ASA	1,296	22,444
DNB Bank ASA	6,816	136,482
Elopak ASA	1,557	4,990
Europris ASA	1,214	8,372
Gjensidige Forsikring ASA	829	13,097
Gram Car Carriers ASA(1)	510	10,556
Grieg Seafood ASA	285	1,734
Kid ASA	374	4,531
Kitron ASA	5,758	19,686
Kongsberg Automotive ASA(1)	16,946	2,718
Kongsberg Gruppen ASA	520	33,141
Leroy Seafood Group ASA	1,370	6,059
Mowi ASA	4,208	81,269
OKEA ASA	1,052	2,321
Orkla ASA	2,862	20,517
Petronor E&P ASA(1)	112	87
Protector Forsikring ASA	2,371	48,144
Rana Gruber ASA	577	3,890
Salmar ASA	638	40,519
Scatec ASA	4,874	30,179
Schibsted ASA, B Shares	2,356	65,756
Schibsted ASA, Class A	1,915	57,256
Siem Offshore, Inc.(1)	922	2,481
86

Avantis Responsible International Equity ETF
	Shares	Value
Solstad Offshore ASA(1)	1,789	$6,133
SpareBank 1 Nord Norge	5,024	48,084
Sparebank 1 Oestlandet	345	4,064
SpareBank 1 SMN	2,781	37,883
SpareBank 1 SR-Bank ASA	4,722	57,137
Storebrand ASA	10,531	94,141
Telenor ASA	5,210	56,986
TGS ASA	2,637	25,973
TOMRA Systems ASA	556	7,399
Veidekke ASA	2,116	21,957
		1,010,172
Portugal — 0.2%
Altri SGPS SA	1,926	9,392
Banco Comercial Portugues SA, R Shares(1)	262,164	75,903
Corticeira Amorim SGPS SA	1,775	18,137
CTT-Correios de Portugal SA	356	1,401
EDP Renovaveis SA	1,686	22,999
Jeronimo Martins SGPS SA	2,416	57,853
Navigator Co. SA	7,527	30,613
NOS SGPS SA	3,614	12,570
Sonae SGPS SA	24,621	22,654
		251,522
Singapore — 1.2%
AEM Holdings Ltd.(2)	200	319
Aztech Global Ltd.	6,700	4,863
Capitaland India Trust	14,892	11,191
CapitaLand Investment Ltd.	42,300	87,507
City Developments Ltd.	4,000	16,860
ComfortDelGro Corp. Ltd.	102,100	102,580
DBS Group Holdings Ltd.	13,100	324,818
Frencken Group Ltd.	14,400	17,259
Grab Holdings Ltd., Class A(1)	5,972	18,334
Hong Fok Corp. Ltd.	17,100	10,936
Hutchison Port Holdings Trust, U Shares	190,500	25,208
iFAST Corp. Ltd.	2,700	14,573
Netlink NBN Trust	25,300	15,791
Oversea-Chinese Banking Corp. Ltd.	28,700	277,211
Samudera Shipping Line Ltd.	5,200	2,791
SATS Ltd.(1)	24,680	48,155
Sea Ltd., ADR(1)	1,004	48,714
Sheng Siong Group Ltd.	12,300	14,179
SIA Engineering Co. Ltd.	1,100	1,873
Singapore Exchange Ltd.	7,400	51,988
Singapore Post Ltd.	66,300	19,475
Singapore Technologies Engineering Ltd.	20,200	59,805
Singapore Telecommunications Ltd.	37,800	65,973
Stamford Land Corp. Ltd.	4,300	1,264
StarHub Ltd.	4,800	4,069
UMS Holdings Ltd.	9,000	9,667
United Overseas Bank Ltd.	14,300	297,563
UOL Group Ltd.	9,900	43,371
87

Avantis Responsible International Equity ETF
	Shares	Value
Venture Corp. Ltd.	3,000	$31,267
Yanlord Land Group Ltd.(1)	15,900	5,564
Yoma Strategic Holdings Ltd.(1)	32,800	1,102
		1,634,270
Spain — 2.2%
Acciona SA	441	49,403
Acerinox SA	3,896	42,779
Aena SME SA	1,017	193,219
Almirall SA	1,341	11,485
Amadeus IT Group SA	1,976	116,898
Applus Services SA	1,650	20,327
Atresmedia Corp. de Medios de Comunicacion SA	2,023	8,288
Banco Bilbao Vizcaya Argentaria SA, ADR	49,324	490,774
Banco de Sabadell SA	68,342	88,884
Banco Santander SA, ADR	85,148	349,958
Bankinter SA	9,894	62,983
CaixaBank SA	17,796	80,504
Cellnex Telecom SA	1,625	58,751
CIE Automotive SA	213	5,684
Construcciones y Auxiliar de Ferrocarriles SA	570	20,196
Corp. ACCIONA Energias Renovables SA	426	8,808
eDreams ODIGEO SA(1)	213	1,567
Ence Energia y Celulosa SA(2)	2,505	7,743
Endesa SA	4,589	82,648
Ercros SA	1,186	3,165
Fluidra SA	246	5,754
Gestamp Automocion SA	6,193	19,648
Global Dominion Access SA	1,250	4,687
Grifols SA(1)	606	4,991
Grupo Catalana Occidente SA	418	15,259
Iberdrola SA	29,737	341,534
Industria de Diseno Textil SA	8,751	389,315
Laboratorios Farmaceuticos Rovi SA	218	17,498
Mapfre SA	11,934	25,335
Melia Hotels International SA(1)	4,221	30,184
Neinor Homes SA(1)	963	10,648
Pharma Mar SA	261	8,604
Prosegur Cash SA	3,823	2,010
Prosegur Compania de Seguridad SA(2)	2,527	4,840
Redeia Corp. SA	7,440	118,373
Sacyr SA	19,968	65,623
Telefonica SA, ADR	39,408	161,179
Viscofan SA	636	35,866
		2,965,412
Sweden — 3.3%
AcadeMedia AB	202	924
AddLife AB, B Shares	278	2,689
AddTech AB, B Shares	1,435	31,768
Alfa Laval AB	1,095	41,229
Ambea AB	596	3,520
Arise AB	1,053	4,435
88

Avantis Responsible International Equity ETF
	Shares	Value
Assa Abloy AB, Class B	2,868	$81,866
Atlas Copco AB, A Shares	10,567	183,571
Atlas Copco AB, B Shares	6,146	92,014
Atrium Ljungberg AB, B Shares	489	9,049
Avanza Bank Holding AB	2,895	63,718
Axfood AB	1,423	39,733
Beijer Alma AB	42	707
Beijer Ref AB(2)	967	13,617
Bilia AB, A Shares	1,817	23,318
Billerud Aktiebolag	3,602	30,690
BioGaia AB, B Shares	1,038	12,691
Boliden AB	3,737	94,712
Bonava AB(1)(2)	1,448	1,092
Bonava AB, B Shares(1)(2)	724	549
Boozt AB(1)	2,396	30,822
Bravida Holding AB	965	8,207
Bufab AB	787	30,158
Bure Equity AB	511	16,376
Byggmax Group AB(1)	895	2,935
Castellum AB(1)	4,030	48,334
Catena AB	567	23,246
Cibus Nordic Real Estate AB publ(2)	555	6,236
Cint Group AB(1)	49	62
Clas Ohlson AB, B Shares	2,298	39,153
Cloetta AB, B Shares	4,031	6,958
Coor Service Management Holding AB	955	4,114
Corem Property Group AB, B Shares(2)	5,327	4,651
Dios Fastigheter AB	1,456	10,563
Electrolux AB, B Shares(1)	2,937	25,168
Electrolux Professional AB, B Shares	865	5,505
Elekta AB, B Shares(2)	3,689	26,705
Embracer Group AB(1)(2)	1,516	2,691
Epiroc AB, A Shares	3,661	66,455
Epiroc AB, B Shares	2,170	35,807
EQT AB	880	25,781
Essity AB, B Shares	3,969	92,541
Fabege AB	4,335	35,462
Fastighets AB Balder, B Shares(1)	8,695	54,078
Fortnox AB	4,821	33,640
G5 Entertainment AB	183	2,274
Getinge AB, B Shares(2)	4,089	81,032
Granges AB	4,227	41,126
H & M Hennes & Mauritz AB, B Shares	7,158	97,199
Hemnet Group AB	1,221	37,333
Hexagon AB, B Shares	4,177	48,999
Hexatronic Group AB	663	2,028
Hexpol AB	2,491	28,900
HMS Networks AB	212	9,230
Hoist Finance AB(1)	1,255	5,214
Holmen AB, B Shares	474	19,031
Hufvudstaden AB, A Shares	1,089	12,932
89

Avantis Responsible International Equity ETF
	Shares	Value
Husqvarna AB, B Shares	4,455	$34,408
Industrivarden AB, A Shares	658	22,463
Indutrade AB	1,341	35,561
Instalco AB	865	3,151
Investment AB Latour, B Shares(2)	180	4,572
INVISIO AB	1,193	25,123
Inwido AB	1,813	23,335
JM AB	544	8,472
Karnov Group AB(1)	709	4,416
Lindab International AB	707	14,827
Loomis AB	1,472	39,835
MEKO AB	546	6,123
Millicom International Cellular SA, SDR(1)	2,103	39,240
MIPS AB	151	4,621
Modern Times Group MTG AB, B Shares(1)	2,611	18,831
Mycronic AB	1,472	48,480
NCC AB, B Shares	1,743	23,602
Neobo Fastigheter AB(1)	768	1,072
New Wave Group AB, B Shares	1,334	16,327
Nibe Industrier AB, B Shares(2)	2,360	13,174
Nobia AB(1)(2)	2,246	1,683
Nordea Bank Abp	18,156	221,021
Note AB(1)	43	648
NP3 Fastigheter AB	794	14,372
Nyfosa AB	3,646	30,880
Pandox AB	1,358	20,473
Paradox Interactive AB	591	10,931
Platzer Fastigheter Holding AB, B Shares	723	5,332
Resurs Holding AB	2,909	4,126
Saab AB, B Shares	1,268	99,961
Samhallsbyggnadsbolaget i Norden AB(2)	17,697	6,269
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	1,134	489
Sandvik AB	7,146	160,908
Scandic Hotels Group AB(1)	1,989	10,029
Sectra AB, B Shares(1)	1,680	33,509
Securitas AB, B Shares(2)	1,580	16,995
Sinch AB(1)	15,420	38,759
Skandinaviska Enskilda Banken AB, A Shares	10,320	153,486
Skanska AB, B Shares	4,703	86,796
SKF AB, B Shares	5,779	126,225
SkiStar AB(2)	872	10,903
Spotify Technology SA(1)	206	52,820
Svenska Cellulosa AB SCA, B Shares	3,357	47,529
Svenska Handelsbanken AB, A Shares	12,380	148,063
Sweco AB, B Shares	619	6,598
Swedbank AB, A Shares	7,627	167,740
Synsam AB	555	3,106
Tele2 AB, B Shares	2,731	22,906
Telefonaktiebolaget LM Ericsson, ADR(2)	30,853	167,840
Telia Co. AB(2)	27,258	64,878
Thule Group AB	202	5,496
90

Avantis Responsible International Equity ETF
	Shares	Value
Tobii Dynavox AB(1)	534	$2,707
Troax Group AB	1,065	22,621
Truecaller AB, B Shares(1)(2)	987	2,722
Viaplay Group AB, B Shares(1)(2)	308	32
Vitec Software Group AB, B Shares	501	27,498
Volvo AB, A Shares	1,391	38,814
Volvo AB, B Shares	10,493	289,119
Volvo Car AB, Class B(1)	12,030	43,989
Wallenstam AB, B Shares(2)	2,454	10,889
Wihlborgs Fastigheter AB	4,940	39,809
		4,359,442
Switzerland — 7.8%
ABB Ltd., ADR	1,818	83,701
Adecco Group AG	685	27,460
Alcon, Inc.	4,023	343,032
Allreal Holding AG	220	37,836
ALSO Holding AG	190	49,786
ams-OSRAM AG(1)	26,823	40,840
Arbonia AG	388	5,338
Ascom Holding AG	1,227	10,254
Autoneum Holding AG(1)	42	6,132
Baloise Holding AG	637	102,780
Banque Cantonale Vaudoise(2)	422	50,579
Barry Callebaut AG	35	49,170
Basilea Pharmaceutica AG(1)	513	20,377
Belimo Holding AG	125	59,255
Bossard Holding AG, Class A	144	32,711
Bucher Industries AG	77	32,603
Burckhardt Compression Holding AG	97	57,671
Bystronic AG(2)	32	15,706
Calida Holding AG	79	2,534
Cembra Money Bank AG	575	48,917
Chocoladefabriken Lindt & Spruengli AG	1	120,212
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	5	61,188
Cie Financiere Richemont SA, Class A	3,860	614,424
Clariant AG(1)	1,815	22,479
Comet Holding AG	88	31,239
Daetwyler Holding AG, Bearer Shares	196	40,340
DKSH Holding AG	546	40,121
dormakaba Holding AG	107	55,545
Flughafen Zurich AG	252	53,159
Forbo Holding AG	30	34,463
Geberit AG	290	168,603
Georg Fischer AG	1,247	92,533
Givaudan SA	5	20,980
Helvetia Holding AG	518	73,192
Huber & Suhner AG	222	16,135
Idorsia Ltd.(1)(2)	261	654
Implenia AG	377	13,232
Inficon Holding AG	50	77,629
Interroll Holding AG	17	53,448
91

Avantis Responsible International Equity ETF
	Shares	Value
Intershop Holding AG	6	$4,175
Julius Baer Group Ltd.	3,418	183,100
Kardex Holding AG	110	29,233
Kuehne & Nagel International AG	738	248,474
LEM Holding SA	15	28,671
Leonteq AG(1)	218	7,073
Logitech International SA	1,693	149,807
Lonza Group AG	238	124,226
Medmix AG	776	13,301
Mobilezone Holding AG	927	14,362
Mobimo Holding AG	83	24,292
Nestle SA	5,897	611,620
Novartis AG, ADR	11,733	1,184,681
OC Oerlikon Corp. AG	3,616	17,240
Orior AG	273	19,965
Partners Group Holding AG	376	540,637
Peach Property Group AG(1)	94	892
PSP Swiss Property AG	557	70,819
Roche Holding AG	4,127	1,079,050
Roche Holding AG, Bearer Shares	153	42,296
Sandoz Group AG, ADR(1)	2,311	71,803
Schindler Holding AG	232	59,002
Schindler Holding AG, Bearer Participation Certificate	390	102,757
Schweiter Technologies AG	6	2,996
SFS Group AG	467	58,296
SGS SA	1,206	115,802
Siegfried Holding AG(1)	89	89,321
SIG Group AG(1)	704	13,947
Sika AG	222	64,206
SKAN Group AG	211	19,375
Softwareone Holding AG(1)	1,446	27,004
Sonova Holding AG	191	58,913
St. Galler Kantonalbank AG	52	29,397
Stadler Rail AG	1,487	46,786
Straumann Holding AG	689	108,904
Swatch Group AG	731	33,395
Swatch Group AG, Bearer Shares	403	95,142
Swiss Life Holding AG	496	360,541
Swiss Prime Site AG	1,054	100,732
Swiss Re AG	2,033	245,372
Swisscom AG	441	252,065
Temenos AG	772	58,097
TX Group AG	33	4,970
UBS Group AG(1)	24,738	703,796
Valiant Holding AG	269	31,244
Vontobel Holding AG	472	28,856
Zehnder Group AG	132	8,052
Zurich Insurance Group AG	1,211	644,289
		10,495,232
United Kingdom — 13.0%
3i Group PLC	19,710	615,801
92

Avantis Responsible International Equity ETF
	Shares	Value
4imprint Group PLC	1,234	$89,000
abrdn PLC	20,535	40,893
Admiral Group PLC	6,038	203,730
Advanced Medical Solutions Group PLC	120	318
AG Barr PLC	1,581	10,410
Airtel Africa PLC	7,779	9,340
AJ Bell PLC	9,713	37,266
Alliance Pharma PLC	3,707	1,947
Anglo American PLC	14,603	314,650
Antofagasta PLC	4,265	97,989
Ashmore Group PLC	6,180	16,177
Ashtead Group PLC	6,945	499,517
ASOS PLC(1)(2)	473	2,252
AstraZeneca PLC, ADR	12,913	828,498
Auto Trader Group PLC	15,976	149,596
Aviva PLC	17,993	101,628
B&M European Value Retail SA	15,450	102,762
BAE Systems PLC	11,954	187,638
Bank of Georgia Group PLC	1,181	70,231
Barclays PLC, ADR(2)	53,655	456,067
Barratt Developments PLC	7,334	43,271
Beazley PLC	14,749	121,745
Bellway PLC	1,768	60,303
Berkeley Group Holdings PLC	1,234	72,501
boohoo Group PLC(1)(2)	30,074	12,918
Britvic PLC	6,606	70,885
BT Group PLC	92,304	121,839
Bunzl PLC	1,190	47,432
Burberry Group PLC	8,805	142,965
Burford Capital Ltd.	2,313	34,526
Bytes Technology Group PLC	5,314	37,528
Centrica PLC	115,062	183,071
Chesnara PLC	1,868	5,956
Clarkson PLC	518	23,480
Close Brothers Group PLC	3,501	15,383
CMC Markets PLC	3,530	7,491
Coats Group PLC	62,660	53,873
Coca-Cola HBC AG(1)	4,125	128,590
Compass Group PLC	7,179	196,982
Computacenter PLC	2,120	78,051
ConvaTec Group PLC	9,131	28,419
Crest Nicholson Holdings PLC	6,224	16,659
Croda International PLC	883	53,233
Darktrace PLC(1)	10,767	48,816
De La Rue PLC(1)	1,379	1,493
Deliveroo PLC(1)	7,226	10,041
DFS Furniture PLC	10,801	16,619
Diageo PLC, ADR(2)	3,744	564,595
Direct Line Insurance Group PLC(1)	17,487	44,643
Domino's Pizza Group PLC	1,508	6,426
dotdigital group PLC	2,241	2,668
93

Avantis Responsible International Equity ETF
	Shares	Value
Dowlais Group PLC	10,251	$11,787
Dr Martens PLC	1,282	1,551
Drax Group PLC	8,997	52,896
DS Smith PLC	30,206	123,073
Dunelm Group PLC	3,891	56,721
Elementis PLC(1)	11,903	21,276
Experian PLC	5,252	224,920
Firstgroup PLC	26,990	53,625
Forterra PLC	7,443	16,154
Frasers Group PLC(1)	3,237	33,174
Frontier Developments PLC(1)	147	226
Funding Circle Holdings PLC(1)	1,643	575
Games Workshop Group PLC	1,050	124,781
Gamma Communications PLC	1,981	30,940
Genus PLC	48	1,085
Georgia Capital PLC(1)	520	8,055
Golar LNG Ltd.	3,038	61,641
Grafton Group PLC	5,672	70,061
Grainger PLC	14,430	45,469
Greggs PLC	3,419	116,606
GSK PLC, ADR	16,479	690,470
Gym Group PLC(1)	1,381	1,915
Haleon PLC, ADR	16,906	144,715
Halfords Group PLC	3,648	7,000
Halma PLC	157	4,572
Hargreaves Lansdown PLC	7,544	69,527
Hays PLC	38,579	46,073
Helios Towers PLC(1)	17,406	16,518
Hikma Pharmaceuticals PLC	5,025	124,705
Hiscox Ltd.	7,688	110,070
Hochschild Mining PLC(1)	15,719	18,360
Hollywood Bowl Group PLC	6,800	27,991
Howden Joinery Group PLC	14,527	152,142
HSBC Holdings PLC, ADR	27,855	1,091,359
Ibstock PLC	9,891	20,204
IG Group Holdings PLC	8,129	71,754
IMI PLC	2,842	62,381
Impax Asset Management Group PLC	3,370	19,296
Inchcape PLC	6,520	56,280
Informa PLC	898	9,207
InterContinental Hotels Group PLC	618	65,627
Intermediate Capital Group PLC	4,349	106,041
International Distributions Services PLC(1)	19,172	58,591
Intertek Group PLC	1,775	103,898
Investec PLC	9,417	58,940
IP Group PLC	12,733	7,689
IWG PLC(1)	13,812	32,387
J D Wetherspoon PLC(1)	2,815	26,905
J Sainsbury PLC	38,455	121,396
JD Sports Fashion PLC	49,004	73,226
Johnson Matthey PLC	2,174	42,376
94

Avantis Responsible International Equity ETF
	Shares	Value
Johnson Service Group PLC	22,596	$40,791
Jubilee Metals Group PLC(1)	7,916	500
Jupiter Fund Management PLC	3,692	3,789
Just Group PLC	16,383	17,378
Kainos Group PLC	1,547	21,661
Kingfisher PLC	24,078	71,406
Lancashire Holdings Ltd.	3,926	32,286
Legal & General Group PLC	33,274	102,020
Liontrust Asset Management PLC	2,676	21,674
Lloyds Banking Group PLC, ADR	191,287	447,612
London Stock Exchange Group PLC	855	96,028
Luxfer Holdings PLC	75	744
M&G PLC	22,445	63,812
Man Group PLC	32,132	98,627
Marks & Spencer Group PLC	59,439	178,154
Marshalls PLC	1,215	4,607
Marston's PLC(1)	12,037	4,447
Me Group International PLC	5,119	10,398
Mears Group PLC	3,833	17,149
Metro Bank Holdings PLC(1)	960	423
Mitchells & Butlers PLC(1)	5,167	15,349
Molten Ventures PLC(1)	4,257	14,367
Mondi PLC	6,865	122,056
Moneysupermarket.com Group PLC	9,846	30,457
Morgan Sindall Group PLC	1,399	41,596
National Grid PLC, ADR(2)	4,905	326,967
NatWest Group PLC, ADR(2)	34,376	213,131
Next 15 Group PLC	2,312	26,252
Next PLC	2,645	278,091
Nexxen International Ltd.(1)	1,016	2,691
Ninety One PLC(2)	5,104	10,583
Ocado Group PLC(1)	137	887
OSB Group PLC	9,951	52,448
Oxford Nanopore Technologies PLC(1)	3,685	6,177
Pagegroup PLC	10,810	61,931
Paragon Banking Group PLC	5,421	44,027
PayPoint PLC	2,378	14,915
Pearson PLC, ADR(2)	6,095	74,237
Pennon Group PLC	4,373	36,500
Persimmon PLC	3,041	52,407
Pets at Home Group PLC	2,830	9,871
Phoenix Group Holdings PLC	4,282	26,968
Pinewood Technologies Group PLC(1)	9,997	4,613
Plus500 Ltd.	3,181	68,328
Prax Exploration & Production PLC(1)	44,885	1,003
Premier Foods PLC	8,265	14,404
Prudential PLC, ADR	3,306	66,484
QinetiQ Group PLC	10,804	50,605
Quilter PLC	65,467	80,093
Rathbones Group PLC	910	17,894
Reach PLC	4,206	3,141
95

Avantis Responsible International Equity ETF
	Shares	Value
Reckitt Benckiser Group PLC	4,607	$291,083
Redde Northgate PLC	8,830	38,556
Redrow PLC	3,883	31,334
RELX PLC, ADR(2)	9,115	400,331
Renewi PLC(1)	590	4,091
Renishaw PLC	188	10,227
Rentokil Initial PLC	6,058	33,725
Ricardo PLC	2,015	10,729
Rightmove PLC	11,242	80,680
Rolls-Royce Holdings PLC(1)	27,328	127,548
RS Group PLC	3,876	36,994
RWS Holdings PLC	2,012	5,259
Sage Group PLC	5,091	80,196
Schroders PLC	6,155	30,677
Senior PLC	1,051	2,108
Severn Trent PLC	2,677	84,478
SIG PLC(1)	48,062	18,851
Smart Metering Systems PLC	1,084	13,008
Smith & Nephew PLC, ADR(2)	4,128	109,433
Smiths Group PLC	2,069	42,124
Softcat PLC	3,965	73,702
Spectris PLC	1,295	57,231
Speedy Hire PLC	7,713	2,590
Spirax-Sarco Engineering PLC	268	34,967
Spirent Communications PLC	7,680	10,207
SSP Group PLC	8,586	23,734
St. James's Place PLC	11,051	70,366
Standard Chartered PLC	33,126	280,079
SThree PLC	2,269	11,980
Strix Group PLC	2,815	2,493
Synthomer PLC(1)	4,424	8,168
Taylor Wimpey PLC	84,333	146,971
TBC Bank Group PLC	1,382	51,640
THG PLC(1)(2)	22,927	18,241
TI Fluid Systems PLC	11,873	22,874
Travis Perkins PLC	3,829	35,772
TUI AG(1)	1,254	8,766
Tyman PLC	575	2,160
Unilever PLC, ADR	8,402	411,446
United Utilities Group PLC	8,342	107,978
Vanquis Banking Group PLC	9,732	14,940
Vertu Motors PLC	9,677	8,064
Vesuvius PLC	5,462	33,404
Virgin Money U.K. PLC	41,293	81,089
Vistry Group PLC	5,139	68,388
Vodafone Group PLC, ADR	25,684	229,615
Watkin Jones PLC	1,419	840
Weir Group PLC	4,305	99,854
WH Smith PLC	1,625	25,454
Whitbread PLC	2,066	86,297
Wickes Group PLC	15,313	30,819
96

Avantis Responsible International Equity ETF
	Shares	Value
Wincanton PLC	592	$4,674
Wise PLC, Class A(1)	16,979	197,250
WPP PLC, ADR	869	38,975
XP Power Ltd.	636	8,372
Yellow Cake PLC(1)	5,335	41,452
YouGov PLC	1,144	16,476
		17,405,082
United States — 0.3%
Atlassian Corp., Class A(1)	568	117,815
CNH Industrial NV	9,295	109,264
Gen Digital, Inc.	2	43
Newmont Corp.	4,220	124,846
		351,968
TOTAL COMMON STOCKS (Cost $115,691,464)		133,999,743
RIGHTS — 0.0%
Australia — 0.0%
Lifestyle Communities Ltd.(1)	241	2
Sweden — 0.0%
AcadeMedia AB(1)	202	13
United States — 0.0%
Resolute Forest Products, Inc.(1)	1,220	1,446
TOTAL RIGHTS (Cost $1,355)		1,461
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(1)	144	1
Italy — 0.0%
Innovatec SpA(1)	18	6
TOTAL WARRANTS (Cost $—)		7
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	72,249	72,249
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,039,669	3,039,669
TOTAL SHORT-TERM INVESTMENTS (Cost $3,111,918)		3,111,918
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $118,804,737)		137,113,129
OTHER ASSETS AND LIABILITIES — (2.1)%		(2,775,863)
TOTAL NET ASSETS — 100.0%		$134,337,266
97

Avantis Responsible International Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.8%
Industrials	18.3%
Consumer Discretionary	14.5%
Information Technology	10.1%
Health Care	8.8%
Materials	6.0%
Consumer Staples	5.9%
Communication Services	4.8%
Real Estate	2.6%
Utilities	1.8%
Energy	0.2%
Short-Term Investments	2.3%
Other Assets and Liabilities	(2.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,378,326. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,544,547, which includes securities collateral of $1,504,878.

See Notes to Financial Statements.
98

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Assets
Investment securities, at value (cost of $59,760,243 and $115,765,068, respectively) — including $1,178,597 and $4,378,326, respectively, of securities on loan	$67,837,014	$134,073,460
Investment made with cash collateral received for securities on loan, at value (cost of $498,150 and $3,039,669, respectively)	498,150	3,039,669
Total investment securities, at value (cost of $60,258,393 and $118,804,737, respectively)	68,335,164	137,113,129
Foreign currency holdings, at value (cost of $8,279 and $2,275, respectively)	8,275	2,267
Receivable for investments sold	16,329	—
Dividends and interest receivable	159,607	281,727
Securities lending receivable	1,541	3,867
	68,520,916	137,400,990

Liabilities
Disbursements in excess of demand deposit cash	12,646	—
Payable for collateral received for securities on loan	498,150	3,039,669
Accrued management fees	17,264	24,055
Accrued foreign taxes	458,233	—
	986,293	3,063,724

Net Assets	$67,534,623	$134,337,266

Shares outstanding (unlimited number of shares authorized)	1,400,000	2,450,000

Net Asset Value Per Share	$48.24	$54.83

Net Assets Consist of:
Capital paid in	$60,809,978	$116,433,394
Distributable earnings (loss)	6,724,645	17,903,872
	$67,534,623	$134,337,266

See Notes to Financial Statements.
99

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $75,584 and $96,654, respectively)	$486,652	$1,063,641
Securities lending, net	9,524	17,891
Interest	3,154	4,083
	499,330	1,085,615

Expenses:
Management fees	99,216	136,062

Net investment income (loss)	400,114	949,553

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $10,200 and $—, respectively)	37,005	(53,438)
Foreign currency translation transactions	(2,949)	(1,358)
	34,056	(54,796)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(208,673) and $—, respectively)	4,184,957	11,058,442
Translation of assets and liabilities in foreign currencies	(2,052)	(2,983)
	4,182,905	11,055,459

Net realized and unrealized gain (loss)	4,216,961	11,000,663

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,617,075	$11,950,216

See Notes to Financial Statements.
100

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
	Avantis Responsible Emerging Markets Equity ETF		Avantis Responsible International Equity ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$400,114	$1,235,143	$949,553	$2,240,498
Net realized gain (loss)	34,056	(350,581)	(54,796)	174,642
Change in net unrealized appreciation (depreciation)	4,182,905	4,248,859	11,055,459	8,905,119
Net increase (decrease) in net assets resulting from operations	4,617,075	5,133,421	11,950,216	11,320,259

Distributions to Shareholders
From earnings	(1,495,000)	(801,025)	(1,372,800)	(1,939,020)

Capital Share Transactions
Proceeds from shares sold	7,000,120	40,019,118	22,201,260	67,706,888
Payments for shares redeemed	—	—	—	(2,472,635)
Other capital	8,395	38,431	7,775	36,882
Net increase (decrease) in net assets from capital share transactions	7,008,515	40,057,549	22,209,035	65,271,135

Net increase (decrease) in net assets	10,130,590	44,389,945	32,786,451	74,652,374

Net Assets
Beginning of period	57,404,033	13,014,088	101,550,815	26,898,441
End of period	$67,534,623	$57,404,033	$134,337,266	$101,550,815

Transactions in Shares of the Funds
Sold	150,000	950,000	450,000	1,450,000
Redeemed	—	—	—	(50,000)
Net increase (decrease) in shares of the funds	150,000	950,000	450,000	1,400,000

See Notes to Financial Statements.
101

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Responsible Emerging Markets Equity ETF and Avantis Responsible International Equity ETF (collectively, the funds) are two funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

102

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

103

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Responsible Emerging Markets Equity ETF
Common Stocks	$498,150	—	—	—	$498,150
Gross amount of recognized liabilities for securities lending transactions					$498,150

Avantis Responsible International Equity ETF
Common Stocks	$3,039,669	—	—	—	$3,039,669
Gross amount of recognized liabilities for securities lending transactions					$3,039,669
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Responsible Emerging Markets Equity ETF	0.33%
Avantis Responsible International Equity ETF	0.23%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

104

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were as follows:

	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Purchases	$6,760,519	$10,463,230
Sales	$956,753	$2,215,428

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 29, 2024 were as follows:

In kind Subscriptions
Avantis Responsible International Equity ETF	$13,828,326

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

105

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Responsible Emerging Markets Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,736,763	$2,459,519	—
Chile	95,715	344,275	—
China	4,215,531	11,273,379	—
Colombia	29,691	41,285	—
India	1,006,818	13,155,700	—
Indonesia	151,357	1,202,665	—
Mexico	546,588	1,404,598	—
Peru	249,350	—	—
Philippines	22,418	533,838	—
South Africa	298,144	1,931,205	—
South Korea	722,313	8,608,795	—
Taiwan	3,109,331	9,565,316	—
Turkey	38,910	650,858	—
Other Countries	—	4,353,256	—
Rights	41	2,199	—
Warrants	—	188	—
Short-Term Investments	585,118	—	—
	$12,808,088	$55,527,076	—

Avantis Responsible International Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Belgium	$274,449	$898,594	—
Denmark	2,186,375	1,946,082	—
Finland	58,016	1,217,226	—
France	1,603,592	11,353,054	—
Germany	838,431	8,339,287	—
Hong Kong	26,011	2,271,871	—
Ireland	32,703	830,002	—
Israel	341,476	911,778	—
Japan	3,890,628	25,916,899	—
Netherlands	2,551,315	3,012,533	—
Singapore	67,048	1,567,222	—
Spain	1,001,911	1,963,501	—
Sweden	220,660	4,138,782	—
Switzerland	2,043,981	8,451,251	—
United Kingdom	6,156,320	11,248,762	—
United States	117,815	234,153	—
Other Countries	—	28,288,015	—
Rights	1,446	15	—
Warrants	—	7	—
Short-Term Investments	3,111,918	—	—
	$24,524,095	$112,589,034	—

106

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Federal tax cost of investments	$60,258,546	$118,838,081
Gross tax appreciation of investments	$13,356,363	$23,110,359
Gross tax depreciation of investments	(5,279,745)	(4,835,311)
Net tax appreciation (depreciation) of investments	$8,076,618	$18,275,048

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2023, Avantis Responsible Emerging Markets Equity ETF and Avantis Responsible International Equity ETF had accumulated short-term capital losses of $(263,093) and $(190,587), respectively, and accumulated long-term capital losses of $(86,733) and $(86,272), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
107

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible Emerging Markets Equity ETF
2024(4)	$45.92	0.31	3.15	3.46	(1.15)	0.01	$48.24	7.63%	0.33%	1.33%	2%	$67,535
2023	$43.38	1.31	1.97	3.28	(0.78)	0.04	$45.92	7.75%	0.33%	2.96%	7%	$57,404
2022(5)	$49.47	0.93	(7.00)	(6.07)	(0.14)	0.12	$43.38	(12.04)%	0.33%	4.89%	2%	$13,014

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)March 28, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible International Equity ETF
2024(4)	$50.78	0.41	4.21	4.62	(0.57)	0.00(5)	$54.83	9.17%	0.23%	1.61%	2%	$134,337
2023	$44.83	1.55	5.49	7.04	(1.12)	0.03	$50.78	15.83%	0.23%	3.14%	8%	$101,551
2022(6)	$50.51	0.66	(6.10)	(5.44)	(0.30)	0.06	$44.83	(10.66)%	0.23%	3.01%	3%	$26,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 29, 2024 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

110

Notes

111

Notes

112

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97864 2404

Semiannual Report

February 29, 2024

Avantis® All Equity Markets ETF (AVGE)
Avantis® All Equity Markets Value ETF (AVGV)
Avantis® All International Markets Equity ETF (AVNM)
Avantis® All International Markets Value ETF (AVNV)
Avantis® Moderate Allocation ETF (AVMA)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Easing Inflation and Expectations for Rate Cuts Aided Returns

Most asset classes started the period on a sour note. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Stocks tumbled, and Treasury yields rose sharply through October, when the
10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. And by December, policymakers penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and markets rallied. However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above the Fed’s comfort zone. Treasury yields shifted higher on this news.

Other central banks pursued a similar course as the Fed. The European Central Bank hiked rates in September before slowing inflation caused policymakers to pause through February. The Bank of England remained on hold during the entire six-month period.

As inflation moderated, recession fears waned, and rate-cut anticipation persisted, stocks delivered strong six-month returns. U.S. stocks (S&P 500 Index) gained 13.93%, while non-U.S. developed markets stocks (MSCI World ex USA Index) returned 9.07%. Treasury yields ended the period higher, but U.S. bonds posted modest gains.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 29, 2024

Avantis All Equity Markets ETF
Types of Investments in Portfolio	% of net assets
Domestic Equity Funds	71.5%
International Equity Funds	28.4%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.2)%

3

Fund Characteristics

FEBRUARY 29, 2024

Avantis All Equity Markets Value ETF
Types of Investments in Portfolio	% of net assets
Domestic Equity Funds	61.0%
International Equity Funds	38.9%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.2)%

4

Fund Characteristics

FEBRUARY 29, 2024

Avantis All International Markets Equity ETF
Types of Investments in Portfolio	% of net assets
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

5

Fund Characteristics

FEBRUARY 29, 2024

Avantis All International Markets Value ETF
Types of Investments in Portfolio	% of net assets
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

6

Fund Characteristics

FEBRUARY 29, 2024

Avantis Moderate Allocation ETF
Types of Investments in Portfolio	% of net assets
Domestic Equity Funds	49.5%
Domestic Fixed Income Funds	31.1%
International Equity Funds	19.3%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

7

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Avantis All Equity Markets ETF
Actual	$1,000	$1,109.80	$0.16	0.03%
Hypothetical	$1,000	$1,024.71	$0.15	0.03%
Avantis All Equity Markets Value ETF
Actual	$1,000	$1,106.90	$0.16	0.03%
Hypothetical	$1,000	$1,024.71	$0.15	0.03%
Avantis All International Markets Equity ETF
Actual	$1,000	$1,077.70	$0.15	0.03%
Hypothetical	$1,000	$1,024.71	$0.15	0.03%
Avantis All International Markets Value ETF
Actual	$1,000	$1,078.70	$0.16	0.03%
Hypothetical	$1,000	$1,024.71	$0.15	0.03%
Avantis Moderate Allocation ETF
Actual	$1,000	$1,083.50	$0.16	0.03%
Hypothetical	$1,000	$1,024.71	$0.15	0.03%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
9

Schedules of Investments

FEBRUARY 29, 2024 (UNAUDITED)

Avantis All Equity Markets ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 71.5%
Avantis Real Estate ETF	220,433	$9,154,583
Avantis U.S. Equity ETF(2)	1,627,049	140,072,648
Avantis U.S. Large Cap Value ETF	798,674	48,870,862
Avantis U.S. Mid Cap Equity ETF	65,965	3,894,857
Avantis U.S. Mid Cap Value ETF	66,387	3,923,385
Avantis U.S. Small Cap Equity ETF(2)	224,318	11,429,002
Avantis U.S. Small Cap Value ETF	146,971	13,090,707
		230,436,044
International Equity Funds — 28.4%
Avantis Emerging Markets Equity ETF(2)	340,941	19,362,039
Avantis Emerging Markets Small Cap Equity ETF(2)	49,560	2,592,236
Avantis Emerging Markets Value ETF	263,724	12,310,636
Avantis International Equity ETF	542,942	33,233,480
Avantis International Large Cap Value ETF	327,516	16,958,779
Avantis International Small Cap Equity ETF	63,930	3,272,187
Avantis International Small Cap Value ETF	60,785	3,787,513
		91,516,870
TOTAL UNDERLYING FUNDS (Cost $281,732,666)		321,952,914
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	221,052	221,052
State Street Navigator Securities Lending Government Money Market Portfolio(3)	751,150	751,150
TOTAL SHORT-TERM INVESTMENTS (Cost $972,202)		972,202
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $282,704,868)		322,925,116
OTHER ASSETS AND LIABILITIES — (0.2)%		(726,164)
TOTAL NET ASSETS — 100.0%		$322,198,952

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $761,271. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $777,509, which includes securities collateral of $26,359.

See Notes to Financial Statements.
10

FEBRUARY 29, 2024 (UNAUDITED)

Avantis All Equity Markets Value ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 61.0%
Avantis U.S. Large Cap Value ETF	343,471	$21,016,991
Avantis U.S. Mid Cap Value ETF	77,386	4,573,412
Avantis U.S. Small Cap Value ETF	115,374	10,276,362
		35,866,765
International Equity Funds — 38.9%
Avantis Emerging Markets Value ETF	123,198	5,750,883
Avantis International Large Cap Value ETF(2)	221,055	11,446,228
Avantis International Small Cap Value ETF	91,760	5,717,565
		22,914,676
TOTAL UNDERLYING FUNDS (Cost $53,784,577)		58,781,441
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,283	60,283
State Street Navigator Securities Lending Government Money Market Portfolio(3)	95,400	95,400
TOTAL SHORT-TERM INVESTMENTS (Cost $155,683)		155,683
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $53,940,260)		58,937,124
OTHER ASSETS AND LIABILITIES — (0.2)%		(105,790)
TOTAL NET ASSETS — 100.0%		$58,831,334

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $93,204. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $95,400.

See Notes to Financial Statements.
11

FEBRUARY 29, 2024 (UNAUDITED)

Avantis All International Markets Equity ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Equity ETF	40,363	$2,292,215
Avantis Emerging Markets Value ETF	33,215	1,550,476
Avantis International Equity ETF	85,575	5,238,046
Avantis International Large Cap Value ETF	50,319	2,605,518
Avantis International Small Cap Value ETF	16,750	1,043,692
TOTAL UNDERLYING FUNDS (Cost $12,162,009)		12,729,947
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,324)	11,324	11,324
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,173,333)		12,741,271
OTHER ASSETS AND LIABILITIES — 0.0%		(251)
TOTAL NET ASSETS — 100.0%		$12,741,020

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
12

FEBRUARY 29, 2024 (UNAUDITED)

Avantis All International Markets Value ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Value ETF	10,728	$500,783
Avantis International Large Cap Value ETF	14,675	759,872
Avantis International Small Cap Value ETF	6,049	376,913
TOTAL UNDERLYING FUNDS (Cost $1,542,925)		1,637,568
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,362)	1,362	1,362
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,544,287)		1,638,930
OTHER ASSETS AND LIABILITIES — 0.0%		(33)
TOTAL NET ASSETS — 100.0%		$1,638,897

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
13

FEBRUARY 29, 2024 (UNAUDITED)

Avantis Moderate Allocation ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 49.5%
Avantis Real Estate ETF	3,879	$161,095
Avantis U.S. Equity ETF	28,772	2,476,981
Avantis U.S. Large Cap Value ETF	14,130	864,615
Avantis U.S. Mid Cap Equity ETF	1,426	84,197
Avantis U.S. Mid Cap Value ETF	1,429	84,452
Avantis U.S. Small Cap Equity ETF	4,843	246,751
Avantis U.S. Small Cap Value ETF	2,721	242,359
		4,160,450
Domestic Fixed Income Funds — 31.1%
Avantis Core Fixed Income ETF	42,755	1,752,100
Avantis Short-Term Fixed Income ETF	18,735	865,557
		2,617,657
International Equity Funds — 19.3%
Avantis Emerging Markets Equity ETF	6,163	349,997
Avantis Emerging Markets Small Cap Equity ETF	1,032	53,979
Avantis Emerging Markets Value ETF	4,562	212,954
Avantis International Equity ETF	9,716	594,716
Avantis International Large Cap Value ETF	5,669	293,541
Avantis International Small Cap Equity ETF	491	25,131
Avantis International Small Cap Value ETF	1,422	88,605
		1,618,923
TOTAL UNDERLYING FUNDS (Cost $7,977,481)		8,397,030
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $7,065)	7,065	7,065
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,984,546)		8,404,095
OTHER ASSETS AND LIABILITIES — 0.0%		463
TOTAL NET ASSETS — 100.0%		$8,404,558

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
14

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Assets
Investment securities - affiliates, at value (cost of $281,732,666 and $53,784,577, respectively) — including $761,271 and $93,204, respectively, of securities on loan	$321,952,914	$58,781,441
Investment made with cash collateral received for securities on loan, at value (cost of $751,150 and $95,400, respectively)	751,150	95,400
Investment securities - unaffiliated, at value (cost of $221,052 and $60,283, respectively)	221,052	60,283
Total investment securities, at value (cost of $282,704,868 and $53,940,260, respectively)	322,925,116	58,937,124
Receivable for capital shares sold	6,660,632	287,683
Interest receivable	1,171	205
Securities lending receivable	1,682	5,473
	329,588,601	59,230,485

Liabilities
Payable for collateral received for securities on loan	751,150	95,400
Payable for investments purchased	6,631,164	302,479
Accrued management fees	7,335	1,272
	7,389,649	399,151

Net Assets	$322,198,952	$58,831,334

Shares outstanding (unlimited number of shares authorized)	4,812,500	1,022,500

Net Asset Value Per Share	$66.95	$57.54

Net Assets Consist of:
Capital paid in	$281,487,976	$53,918,946
Distributable earnings (loss)	40,710,976	4,912,388
	$322,198,952	$58,831,334

See Notes to Financial Statements.
15

FEBRUARY 29, 2024 (UNAUDITED)
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Assets
Investment securities - affiliates, at value (cost of $12,162,009 and $1,542,925, respectively)	$12,729,947	$1,637,568
Investment securities - unaffiliated, at value (cost of $11,324 and $1,362, respectively)	11,324	1,362
Total investment securities, at value (cost of $12,173,333 and $1,544,287, respectively)	12,741,271	1,638,930
Interest receivable	47	6
	12,741,318	1,638,936

Liabilities
Accrued management fees	298	39

Net Assets	$12,741,020	$1,638,897

Shares outstanding (unlimited number of shares authorized)	235,000	30,000

Net Asset Value Per Share	$54.22	$54.63

Net Assets Consist of:
Capital paid in	$12,076,716	$1,545,610
Distributable earnings (loss)	664,304	93,287
	$12,741,020	$1,638,897

See Notes to Financial Statements.
16

FEBRUARY 29, 2024 (UNAUDITED)
Avantis Moderate Allocation ETF
Assets
Investment securities - affiliates, at value (cost of $7,977,481)	$8,397,030
Investment securities - unaffiliated, at value (cost of $7,065)	7,065
Total investment securities, at value (cost of $7,984,546)	8,404,095
Receivable for capital shares sold	137,241
Interest receivable	27
8,541,363

Liabilities
Payable for investments purchased	136,625
Accrued management fees	180
136,805

Net Assets	$8,404,558

Shares outstanding (unlimited number of shares authorized)	152,500

Net Asset Value Per Share	$55.11

Net Assets Consist of:
Capital paid in	$7,942,925
Distributable earnings (loss)	461,633
$8,404,558

See Notes to Financial Statements.
17

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$2,927,972	$464,302
Securities lending, net	20,183	11,595
Interest	8,157	1,236
	2,956,312	477,133

Expenses:
Management fees	64,470	8,980
Trustees' fees and expenses	—	415
	64,470	9,395
Fees waived	(25,788)	(3,592)
	38,682	5,803

Net investment income (loss)	2,917,630	471,330

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	589,510	(89,260)
Change in net unrealized appreciation (depreciation) on investments in underlying funds	26,890,764	4,917,248

Net realized and unrealized gain (loss)	27,480,274	4,827,988

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,397,904	$5,299,318

See Notes to Financial Statements.

18

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$87,427	$23,290
Interest	201	46
	87,628	23,336

Expenses:
Management fees	1,446	292
Trustees' fees and expenses	62	14
	1,508	306
Fees waived	(579)	(117)
	929	189

Net investment income (loss)	86,699	23,147

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	98,168	—
Change in net unrealized appreciation (depreciation) on investments in underlying funds	576,561	90,992

Net realized and unrealized gain (loss)	674,729	90,992

Net Increase (Decrease) in Net Assets Resulting from Operations	$761,428	$114,139

See Notes to Financial Statements.
19

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Avantis Moderate Allocation ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$57,614
Interest	152
57,766

Expenses:
Management fees	1,130
Trustees' fees and expenses	51
1,181
Fees waived	(452)
729

Net investment income (loss)	57,037

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	35,025
Change in net unrealized appreciation (depreciation) on investments in underlying funds	414,769

Net realized and unrealized gain (loss)	449,794

Net Increase (Decrease) in Net Assets Resulting from Operations	$506,831

See Notes to Financial Statements.
20

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2023
	Avantis All Equity Markets ETF		Avantis All Equity Markets Value ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023(1)	February 29, 2024	August 31, 2023(2)
Operations
Net investment income (loss)	$2,917,630	$2,258,188	$471,330	$(508)
Net realized gain (loss)	589,510	455,735	(89,260)	—
Change in net unrealized appreciation (depreciation)	26,890,764	13,329,484	4,917,248	79,616
Net increase (decrease) in net assets resulting from operations	30,397,904	16,043,407	5,299,318	79,108

Distributions to Shareholders
From earnings	(2,944,690)	(2,251,161)	(466,546)	—

Capital Share Transactions
Proceeds from shares sold	78,701,238	212,007,588	35,593,351	18,326,103
Payments for shares redeemed	(3,764,295)	(5,991,039)	—	—
Net increase (decrease) in net assets from capital share transactions	74,936,943	206,016,549	35,593,351	18,326,103

Net increase (decrease) in net assets	102,390,157	219,808,795	40,426,123	18,405,211

Net Assets
Beginning of period	219,808,795	—	18,405,211	—
End of period	$322,198,952	$219,808,795	$58,831,334	$18,405,211

Transactions in Shares of the Funds
Sold	1,265,000	3,710,000	672,500	350,000
Redeemed	(57,500)	(105,000)	—	—
Net increase (decrease) in shares of the funds	1,207,500	3,605,000	672,500	350,000
(1)September 27, 2022 (fund inception) through August 31, 2023.
(2)June 27, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
21

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2023
	Avantis All International Markets Equity ETF		Avantis All International Markets Value ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023(1)	February 29, 2024	August 31, 2023(1)
Operations
Net investment income (loss)	$86,699	$(19)	$23,147	$(14)
Net realized gain (loss)	98,168	(3,929)	—	(5,632)
Change in net unrealized appreciation (depreciation)	576,561	(8,623)	90,992	3,651
Net increase (decrease) in net assets resulting from operations	761,428	(12,571)	114,139	(1,995)

Distributions to Shareholders
From earnings	(88,501)	—	(24,503)	—

Capital Share Transactions
Proceeds from shares sold	12,491,311	901,350	1,162,995	762,542
Payments for shares redeemed	(1,063,016)	(248,981)	—	(374,281)
Net increase (decrease) in net assets from capital share transactions	11,428,295	652,369	1,162,995	388,261

Net increase (decrease) in net assets	12,101,222	639,798	1,252,631	386,266

Net Assets
Beginning of period	639,798	—	386,266	—
End of period	$12,741,020	$639,798	$1,638,897	$386,266

Transactions in Shares of the Funds
Sold	242,500	17,500	22,500	15,000
Redeemed	(20,000)	(5,000)	—	(7,500)
Net increase (decrease) in shares of the funds	222,500	12,500	22,500	7,500
(1)June 27, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.

22

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2023
	Avantis Moderate Allocation ETF
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023(1)
Operations
Net investment income (loss)	$57,037	$1,022
Net realized gain (loss)	35,025	—
Change in net unrealized appreciation (depreciation)	414,769	4,780
Net increase (decrease) in net assets resulting from operations	506,831	5,802

Distributions to Shareholders
From earnings	(51,000)	—

Capital Share Transactions
Proceeds from shares sold	6,664,289	2,051,785
Payments for shares redeemed	(773,149)	—
Net increase (decrease) in net assets from capital share transactions	5,891,140	2,051,785

Net increase (decrease) in net assets	6,346,971	2,057,587

Net Assets
Beginning of period	2,057,587	—
End of period	$8,404,558	$2,057,587

Transactions in Shares of the Funds
Sold	127,500	40,000
Redeemed	(15,000)	—
Net increase (decrease) in shares of the funds	112,500	40,000
(1)June 27, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
23

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis All Equity Markets ETF, Avantis All Equity Markets Value ETF, Avantis All International Markets Equity ETF, Avantis All International Markets Value ETF and Avantis Moderate Allocation ETF (collectively, the funds) are five funds in a series issued by the trust. The funds each operate as a “fund of funds,” meaning substantially all of the funds' assets will be invested in a combination of Avantis exchange-traded funds (the underlying funds). Avantis All Equity Markets ETF, Avantis All Equity Markets Value ETF, Avantis All International Markets Equity ETF and Avantis All International Markets Value ETF underlying funds represent a broadly diversified basket of equity securities. Avantis Moderate Allocation ETF underlying funds represent a broadly diversified basket of equity and fixed income securities. The funds will assume the risks associated with the underlying funds. Additional information and attributes of each underlying fund are available at avantisinvestors.com. Each of the funds' investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis All Equity Markets ETF incepted on September 27, 2022. Avantis All Equity Markets Value ETF, Avantis All International Markets Equity ETF, Avantis All International Markets Value ETF and Avantis Moderate Allocation ETF incepted on June 27, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
24

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis All Equity Markets ETF
Underlying Funds	$751,150	—	—	—	$751,150
Gross amount of recognized liabilities for securities lending transactions					$751,150

Avantis All Equity Markets Value ETF
Underlying Funds	$95,400	—	—	—	$95,400
Gross amount of recognized liabilities for securities lending transactions					$95,400
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

25

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.  During the period ended February 29, 2024, the investment advisor agreed to waive 0.02% of each fund's management fee. The investment advisor expects this waiver to continue until December 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each fund for the period ended February 29, 2024 are as follows:

		Effective Annual Management Fee
	Annual Management Fee	After Waiver
Avantis All Equity Markets ETF	0.05%	0.03%
Avantis All Equity Markets Value ETF	0.05%	0.03%
Avantis All International Markets Equity ETF	0.05%	0.03%
Avantis All International Markets Value ETF	0.05%	0.03%
Avantis Moderate Allocation ETF	0.05%	0.03%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 29, 2024 were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Purchases	$10,946,256	$3,096,339	$133,569	$135,279	$189,552
Sales	$7,745,603	$2,635,384	—	—	—

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 29, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis All Equity Markets ETF	$75,431,806	$3,751,484	$877,061
Avantis All Equity Markets Value ETF	$35,106,065	—	—
Avantis All International Markets Equity ETF	$12,343,269	$1,060,890	$98,167
Avantis All International Markets Value ETF	$1,025,348	—	—
Avantis Moderate Allocation ETF	$6,474,127	$770,656	$35,026
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

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5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

27

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Federal tax cost of investments	$282,796,920	$53,941,127	$12,173,333	$1,544,287	$7,984,546
Gross tax appreciation of investments	$40,128,196	$4,995,997	$567,938	$94,643	$419,549
Gross tax depreciation of investments	—	—	—	—	—
Net tax appreciation (depreciation) of investments	$40,128,196	$4,995,997	$567,938	$94,643	$419,549

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for Avantis All Equity Markets ETF and Avantis All Equity Markets Value ETF. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis All International Markets Equity ETF, Avantis All International Markets Value ETF and Avantis Moderate Allocation ETF.

As of August 31, 2023, the Avantis All Equity Markets ETF had accumulated short-term capital losses of $(78,582), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, Avantis All Equity Markets ETF owned 33% and 30% of the shares of Avantis Emerging Markets Small Cap Equity ETF and Avantis U.S. Mid Cap Equity ETF, respectively. As of period end, Avantis All Equity Markets Value ETF owned 28% of the shares of Avantis U.S. Mid Cap Value ETF.

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10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended February 29, 2024 follows:

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets ETF (Amounts in thousands)
Avantis Real Estate ETF	$6,269	$2,753	$102	$235	$9,155	220	$15	$164
Avantis U.S. Equity ETF(2)	95,136	32,504	1,735	14,168	140,073	1,627	393	851
Avantis U.S. Large Cap Value ETF	33,061	11,335	423	4,898	48,871	799	140	368
Avantis U.S. Mid Cap Equity ETF	—	3,480	40	455	3,895	66	4	8
Avantis U.S. Mid Cap Value ETF	—	3,477	39	485	3,923	66	5	8
Avantis U.S. Small Cap Equity ETF(2)	10,880	3,231	3,659	977	11,429	224	(143)	74
Avantis U.S. Small Cap Value ETF	11,206	3,050	2,287	1,122	13,091	147	(32)	111
Avantis Emerging Markets Equity ETF(2)	13,629	5,226	355	862	19,362	341	37	349
Avantis Emerging Markets Small Cap Equity ETF(2)	—	2,606	29	15	2,592	50	1	4
Avantis Emerging Markets Value ETF	9,058	2,938	352	667	12,311	264	23	322
Avantis International Equity ETF	22,546	9,112	294	1,869	33,233	543	97	372
Avantis International Large Cap Value ETF	11,413	4,880	149	815	16,959	328	52	225
Avantis International Small Cap Equity ETF	2,148	1,013	35	146	3,272	64	5	22
Avantis International Small Cap Value ETF	4,246	773	1,409	177	3,787	61	(7)	50
	$219,592	$86,378	$10,908	$26,891	$321,953	4,800	$590	$2,928
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets Value ETF (Amounts in thousands)
Avantis U.S. Large Cap Value ETF	$7,385	$13,127	$1,749	$2,254	$21,017	343	$(46)	$110
Avantis U.S. Mid Cap Value ETF	—	4,071	—	502	4,573	77	—	8
Avantis U.S. Small Cap Value ETF	3,770	6,542	958	922	10,276	115	(42)	55
Avantis Emerging Markets Value ETF	1,784	3,667	18	318	5,751	123	(1)	111
Avantis International Large Cap Value ETF(2)	3,607	7,222	—	617	11,446	221	—	123
Avantis International Small Cap Value ETF	1,840	3,574	—	304	5,718	92	—	57
	$18,386	$38,203	$2,725	$4,917	$58,781	971	$(89)	$464
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Equity ETF (Amounts in thousands)
Avantis Emerging Markets Equity ETF	$114	$2,249	$176	$105	$2,292	40	$14	$19
Avantis Emerging Markets Value ETF	76	1,510	118	82	1,550	33	9	18
Avantis International Equity ETF	263	5,117	392	250	5,238	86	45	27
Avantis International Large Cap Value ETF	132	2,569	198	103	2,606	50	21	17
Avantis International Small Cap Value ETF	54	1,032	79	37	1,044	17	9	6
	$639	$12,477	$963	$577	$12,730	226	$98	$87
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Value ETF (Amounts in thousands)
Avantis Emerging Markets Value ETF	$114	$358	—	$29	$501	11	—	$10
Avantis International Large Cap Value ETF	180	539	—	41	760	15	—	9
Avantis International Small Cap Value ETF	92	264	—	21	377	6	—	4
	$386	$1,161	—	$91	$1,638	32	—	$23
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Moderate Allocation ETF (Amounts in thousands)
Avantis Real Estate ETF	$40	$132	$14	$3	$161	4	$1	$2
Avantis U.S. Equity ETF	594	1,886	212	209	2,477	29	13	8
Avantis U.S. Large Cap Value ETF	207	657	74	75	865	14	3	3
Avantis U.S. Mid Cap Equity ETF	—	79	—	5	84	1	—	—
Avantis U.S. Mid Cap Value ETF	—	79	—	5	84	1	—	—
Avantis U.S. Small Cap Equity ETF	68	185	24	18	247	5	1	1
Avantis U.S. Small Cap Value ETF	69	180	24	17	242	3	1	1
Avantis Core Fixed Income ETF	453	1,456	163	6	1,752	43	6	19
Avantis Short-Term Fixed Income ETF	227	718	83	3	865	19	1	9
Avantis Emerging Markets Equity ETF	87	279	31	15	350	6	2	4
Avantis Emerging Markets Small Cap Equity ETF	—	53	—	1	54	1	—	—
Avantis Emerging Markets Value ETF	59	164	21	11	213	5	1	4
Avantis International Equity ETF	147	471	53	30	595	10	3	4
Avantis International Large Cap Value ETF	74	233	26	13	294	6	2	2
Avantis International Small Cap Equity ETF	—	25	—	—	25	—	—	—
Avantis International Small Cap Value ETF	29	66	10	4	89	1	1	1
	$2,054	$6,663	$735	$415	$8,397	148	$35	$58
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets ETF
2024(5)	$60.97	0.70	5.96	6.66	(0.68)	$66.95	10.98%	0.03%	0.05%	2.27%	2.25%	3%	$322,199
2023(6)	$50.01	1.07	10.88	11.95	(0.99)	$60.97	24.04%	0.03%	0.05%	1.98%	1.96%	2%	$219,809

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 29, 2024 (unaudited).
(6)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets Value ETF
2024(5)	$52.59	0.70	4.89	5.59	(0.64)	$57.54	10.69%	0.03%	0.05%	2.63%	2.61%	7%	$58,831
2023(6)	$50.62	—(7)	1.97	1.97	—	$52.59	3.89%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$18,405

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 29, 2024 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Equity ETF
2024(5)	$51.18	0.78	3.17	3.95	(0.91)	$54.22	7.77%	0.03%	0.05%	3.00%	2.98%	0%	$12,741
2023(6)	$50.43	—(7)	0.75	0.75	—	$51.18	1.50%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$640

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 29, 2024 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Value ETF
2024(5)	$51.50	1.04	2.98	4.02	(0.89)	$54.63	7.87%	0.03%	0.05%	3.98%	3.96%	0%	$1,639
2023(6)	$50.37	—(7)	1.13	1.13	—	$51.50	2.26%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$386

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 29, 2024 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis Moderate Allocation ETF
2024(5)	$51.44	0.66	3.61	4.27	(0.60)	$55.11	8.35%	0.03%	0.05%	2.53%	2.51%	0%	$8,405
2023(6)	$50.39	0.06	0.99	1.05	—	$51.44	2.09%	0.03%	0.05%	0.69%	0.67%	0%	$2,058

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 29, 2024 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

38

Notes

39

Notes

40

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-98025 2404

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 25, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and Chief Financial Officer
(principal financial officer)

Date:	April 25, 2024